                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                          CERTIFIED SHAREHOLDER REPORT
                                      OF
                  REGISTERED MANAGEMENT INVESTMENT COMPANIES

                 Investment Company Act file number: 811-7704

                              Schwab Capital Trust
               -----------------------------------------------
              (Exact name of registrant as specified in charter)

            101 Montgomery Street, San Francisco, California 94104
     -------------------------------------------------------------------
             (Address of principal executive offices) (Zip code)

                                 Evelyn Dilsaver
                             Schwab Capital Trust
            101 Montgomery Street, San Francisco, California 94104
         -----------------------------------------------------------
                   (Name and address of agent for service)

Registrant's telephone number, including area code:  (415) 627-7000

Date of fiscal year end:  October 31

Date of reporting period:   April 30, 2006

ITEM 1: REPORT(S) TO SHAREHOLDERS.

SCHWAB EQUITY INDEX FUNDS

      SEMIANNUAL REPORT
      April 30, 2006

      Schwab S&P 500 Index Fund

      Schwab Institutional Select(R)
      S&P 500 Fund

      Schwab 1000 Index(R) Fund

      Schwab Small-Cap
      Index Fund(R)

      Schwab Total Stock Market
      Index Fund(R)

      Schwab International
      Index Fund(R)



                                                           [CHARLES SCHWAB LOGO]

      Six cost-efficient ways to tap into the power of the stock market for long-term growth potential.

IN THIS REPORT

   Management's Discussion .................................................   2

   Performance and Fund Facts
      Schwab S&P 500 Index Fund ........................................   8
      Schwab Institutional Select(R)
      S&P 500 Fund .....................................................  12
      Schwab 1000 Index(R) Fund ........................................  14
      Schwab Small-Cap Index Fund(R) ...................................  17
      Schwab Total Stock Market
      Index Fund(R) ....................................................  20
      Schwab International Index Fund(R) ...............................  23

   Fund Expenses ...........................................................  26

   Financial Statements
      Schwab S&P 500 Index Fund ........................................  28
      Schwab Institutional Select(R)
      S&P 500 Fund .....................................................  37
      Schwab 1000 Index(R) Fund ........................................  44
      Schwab Small-Cap Index Fund(R) ...................................  52
      Schwab Total Stock Market
      Index Fund(R) ....................................................  60
      Schwab International Index Fund(R) ...............................  69

   Financial Notes .........................................................  77

   Trustees and Officers ...................................................  86

   Glossary ................................................................  90

--------------------------------------------------------------------------------

Select Shares(R) are available on many Schwab Funds(R)

Schwab Funds offers Select Shares, a share class that carries lower expenses than Investor Shares(TM) in exchange for higher investment minimums on many of its funds. Select Shares are available for initial purchases of $50,000 or more of a single fund in a single account and for shareholders who add to their existing Investor Share position, bringing the value to or above $50,000. We encourage shareholders of Investor Shares to review their portfolio to see if they are eligible to exchange into Select Shares. If you believe you are eligible, you should contact Schwab or your financial intermediary to request a tax-free interclass exchange into Select Shares. Instructions for performing a tax-free interclass exchange can also be referenced on the Schwab Funds website at WWW.SCHWAB.COM/SCHWABFUNDS under Schwab Funds Investor Information. Select Shares may not be available through financial intermediaries other than Charles Schwab & Co., Inc.

Fund investment adviser: Charles Schwab Investment Management, Inc. (CSIM). Distributor and transfer agent: Charles Schwab & Co., Inc. (Schwab).

The industry/sector classification of the funds' portfolio holdings uses the Global Industry Classification Standard (GICS) which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's. GICS is a service mark of MSCI and S&P and has been licensed for use by Charles Schwab & Co., Inc.

[PHOTO OF CHARLES SCHWAB]

Charles Schwab
Chairman

FROM THE CHAIRMAN

Dear Shareholder,

For over 30 years, Schwab has made it our business to put the needs of the investor first. By keeping our clients' interests as our main focus, Schwab Funds continues to provide a range of innovative investment choices that can serve as a foundation for many asset allocation plans.

I am especially pleased to say that since its inception 15 years ago, the Schwab 1000 Index Fund has benefited from strong performance without ever paying out a capital gains distribution. It is also the only fund in Morningstar's large-cap index category with this long a history that can make this claim. While index strategies in general can help reduce capital gain distributions by reducing the number of buy and sell transactions, the Schwab 1000 Index Fund has been able to eliminate past capital gains distributions by combining a proprietary index with a tax conscious approach to fund management.

The Schwab 1000 Index Fund provides investors with broad market exposure, including both large and mid-cap stocks, reflecting the firm's approach to disciplined, long-term equity investing. In this one fund, you can invest in 1,000 of America's largest companies, gaining exposure to nearly 90% of the value of the U.S. market diversified over 70 different industries. I am particularly proud that we've been able to provide clients with this solid performance and significant tax savings, which can translate into greater returns for investors.

In closing, we continue to see tremendous opportunities for investors, and my colleagues and I are committed to helping you maximize them. We strive every day to warrant the trust you have placed in us and our commitment to you will not change.

Thank you for investing with us.

Sincerely,

/s/ Charles Schwab

      Past performance is no guarantee of future results.

MANAGEMENT'S DISCUSSION for the six months ended April 30, 2006

[PHOTO OF EVELYN DILSAVER]

EVELYN DILSAVER is President and CEO of Charles Schwab Investment Management, Inc. and is president of each of the funds covered in this report. She joined the firm in 1992 and has held a variety of executive positions at Schwab.

Dear Shareholder,

I'm pleased to bring you the semiannual report for the Schwab Equity Index Funds for the period ended April 30, 2006. During the report period, the funds generated positive returns and performed as designed by tracking their respective benchmarks.

With their market-tracking performance, broad diversification and lower costs, Schwab Equity Index Funds can complement a portfolio of actively managed funds. For example, the Schwab 1000 Index Fund includes the stocks of the largest 1,000 publicly traded companies in the United States. For investors who want to diversify a portfolio that invests in larger-capitalization stocks, the Schwab Total Stock Market Index Fund provides exposure to the entire domestic stock market. Both of these funds use a tax-efficient management strategy designed to reduce taxable capital gains distributions to shareholders. For example, the Schwab 1000 Index Fund has never paid out a capital gain in its 15 year history.

Here at Schwab, we continue to evaluate opportunities to expand our fund product offering, while striving to provide strong results and good value to investors. I speak for all of Schwab Funds when I say we want Schwab to be the place where investors find useful, quality financial products and services to help them succeed.

Thank you for investing in Schwab Funds.

Sincerely,

/s/ Evelyn Dilsaver

      Past performance is no guarantee of future results.


2 Schwab Equity Index Funds

[PHOTO OF JEFFREY MORTIMER]

JEFFREY MORTIMER, CFA, senior vice president and chief investment officer, equities, of the investment adviser, is responsible for the overall management of the funds. Prior to joining the firm in October 1997, he worked for more than eight years in asset management.

[PHOTO OF LARRY MANO]

LARRY MANO, vice president and senior portfolio manager of the investment adviser, is responsible for the day-to-day management of the Schwab Total Stock Market Index Fund and co-management of the remaining funds. Prior to joining the firm in 1998, he worked for 20 years in equity management.

THE INVESTMENT ENVIRONMENT AND THE FUNDS

The markets remained in a steady growth mode over the past six months and ended the period with positive returns. During the report period, oil prices hit highs never seen before and the Federal Reserve (the Fed) continued to raise short-term interest rates to curb inflationary pressures, raising the rate four consecutive times in the six-month period and bringing the benchmark rate up to 4.75%. This was the 15th rate hike over the past two years and remains the longest span of increases since the 1970s.

After rising sharply in the aftermath of Hurricanes Katrina and Rita, crude oil prices peaked at around $71 per barrel and domestic gasoline prices were over $3.00 a gallon. When it became evident that the damage was limited to the regions in the hurricanes' path and that the economic impact was minimal, oil prices declined to as low as $55 per barrel. However, in recent months, crude oil has climbed back up due to concerns about possible confrontation with Iran and supply interruptions in Nigeria.

Despite recent weaknesses, domestic equity stocks remained near multi-year highs. Reasonable valuations, a solid earnings season, and expectations that the current monetary policy tightening will soon come to an end have helped to support equity prices. Regardless of the fluctuating energy prices, gains in productivity have remained strong and corporate earnings continue to rise. Additionally, with the unemployment rate at a healthy 4.7%, job and income growth remained positive and investors remained optimistic. Low inflationary expectations and large foreign capital inflows helped to contain increases in long-term interest rates.

As noted above, the Fed continued its tightening cycle throughout the period, raising short-term interest rates 0.25% at each of its four meetings. As the Fed continued raising its benchmark rate over the course of the last six months, the yield curve flattened and had brief periods of inversion. Historically, economic slowdowns or recessions have followed the inversion of the yield curve. Although economic growth moderated in the fourth quarter of 2005, growth rebounded strongly in the first quarter of 2006 and economic fundamentals remained healthy as of the end of the report period.

Source of Sector Classification: S&P and MSCI.


                                                     Schwab Equity Index Funds 3

MANAGEMENT'S DISCUSSION continued

[PHOTO OF TOM BROWN]

TOM BROWN, an associate portfolio manager of the investment adviser, is responsible for day-to-day co-management of the funds except for the Schwab Total Stock Market Index Fund. He joined Schwab in 1995, became a trader in 1999, and was named to his current position in 2004.

Despite rising interest rates and soaring energy prices, the S&P 500 Index 1 posted gains of 9.64% for the six-month period ending April 30, 2006 while the Russell 2000 Index also displayed a positive return of 18.91%. As improving fundamentals and attractive valuations have strengthened investor interest in emerging markets, the MSCI EAFE (Morgan Stanley Capital International, Inc. Europe, Australasia, and Far East) Index also had an impressive return of 22.89% for the six-month period.

Although performance of the bond markets was sluggish, as measured by the Lehman Brothers U.S. Aggregate Bond Index, which returned 0.56% for the six-month period, these types of results are not unusual. When the economy is strong and job growth is robust, investors normally expect to see more inflation, which generally leads to higher interest rates and lower bond prices.

ASSET CLASS PERFORMANCE COMPARISON % returns during the report period

This graph compares the performance of various asset classes during the report period. Final performance figures for the period are in the key below.

 9.64%  S&P 500(R) INDEX: measures U.S. large-cap stocks

18.91%  RUSSELL 2000(R) INDEX: measures U.S. small-cap stocks

22.89% MSCI-EAFE(R) INDEX: measures (in U.S. dollars) large-cap stocks in Europe, Australasia and the Far East

 0.56%  LEHMAN BROTHERS U.S. AGGREGATE BOND INDEX: measures the U.S. bond market

[LINE GRAPH]

                                 RUSSELL         MSCI-         LEHMAN BROTHERS
                S&P 500(R)       2000(R)        EAFE(R)        U.S. AGGREGATE
                  INDEX           INDEX          INDEX           BOND INDEX
31-Oct-05             0               0              0                  0
07-Nov-05          1.36            2.29           1.12              -0.39
14-Nov-05          2.35            2.73           0.92               -0.2
21-Nov-05          4.15            5.07           2.47               0.54
28-Nov-05          4.39            3.94           2.98               0.88
05-Dec-05          4.83             6.3           4.45               0.21
12-Dec-05          4.73            6.78           6.48               0.43
19-Dec-05          4.71            4.14           7.22               1.04
26-Dec-05          5.49            6.35           7.89               1.37
02-Jan-06          3.82            4.38           7.47                1.4
09-Jan-06          7.35            9.51          12.55               1.73
16-Jan-06          7.16            9.86          12.28               1.92
23-Jan-06          5.19            9.78          10.66               2.04
30-Jan-06          6.99           13.37          13.11               1.36
06-Feb-06          5.36           12.93          12.38                1.4
13-Feb-06          5.25           10.26          11.09               1.21
20-Feb-06          7.33           13.44          11.54               1.53
27-Feb-06          7.98           14.97          14.06               1.51
06-Mar-06          6.69           13.51          13.53                0.9
13-Mar-06          7.25           13.06          14.21               0.83
20-Mar-06          9.01           15.82          17.31               1.53
27-Mar-06          8.73           17.13          16.45                1.4
03-Apr-06          8.44           18.01          18.57               0.68
10-Apr-06          8.39           17.05          19.24               0.42
17-Apr-06          7.46           16.53          18.88               0.36
24-Apr-06          9.39           19.13          21.67                0.7
30-Apr-06          9.64           18.91          22.89               0.56

  These figures assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and you cannot invest in them directly. Remember that past performance is not an indication of future results.

  Data source: Charles Schwab & Co., Inc.

  Source of Sector Classification: S&P and MSCI.

1 Standard & Poor's(R), S&P(R), S&P 500(R), Standard & Poor's 500(R) and 500(R) are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by the fund. The fund is not sponsored, endorsed, sold or promoted by Standard & Poor's, and Standard & Poor's makes no representation regarding the advisability of investing in the fund.


4 Schwab Equity Index Funds

PERFORMANCE AT A GLANCE

Total return for the six months ended 4/30/06

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN PERFORMANCE DATA QUOTED. TO OBTAIN PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH END, PLEASE VISIT WWW.SCHWAB.COM/SCHWABFUNDS.

SCHWAB S&P 500 INDEX FUND
Investor Shares ...................        9.49%
Select Shares(R) ..................        9.56%
e.Shares(R) .......................        9.60%
Benchmark .........................        9.64%

Performance Details ...............   pages 8-10

SCHWAB INSTITUTIONAL SELECT(R)
S&P 500 FUND ......................        9.61%
Benchmark .........................        9.64%

Performance Details ...............      page 12

SCHWAB 1000 INDEX(R) FUND
Investor Shares ...................        9.79%
Select Shares .....................        9.87%
Benchmark .........................       10.07%

Performance Details ...............  pages 14-15

THE FUNDS IN THIS REPORT ARE INDEX FUNDS AND SHARE THE SAME BASIC INVESTMENT
STRATEGY: to match the performance of their respective benchmarks. Each fund, with the exceptions of the Schwab S&P 500 Index Fund and the Schwab Institutional Select S&P 500 Fund, tracks a different index. Bear in mind that indices are unmanaged and include no operational and transaction costs.

THE SCHWAB S&P 500 INDEX FUND AND THE SCHWAB INSTITUTIONAL SELECT S&P 500 FUND ended the six-month report period up 9.49% and 9.61%, respectively, closely tracking their benchmarks, the S&P 500 Index, which was up 9.64%. The sectors that performed the best during the report period were Materials, Energy, and Industrials, while sectors such as Utilities, Health Care Equipment & Services, and Consumer Staples all appreciated the least. Within the funds, the best performing industry groups for the period were Materials, Transportation, Diversified Financials, and Energy. On the downside, Automobiles & Components, Household & Personal Products, and Food & Staples Retailing all produced negative returns. During the period, the price of oil continued to rise, making energy related stocks some of the top performers. In addition, some of the better performing stocks during the period were Allegheny Technologies Inc., Nucor Corporation, and United States Steel Corporation.

THE SCHWAB 1000 INDEX FUND was up 9.79% for the six-month period, slightly underperforming its benchmark, the Schwab 1000 Index, which was up 10.07%. The Schwab 1000 Index is comprised of the largest 1000 stocks in the United States. The Index is market-capitalization weighted, and therefore, its returns are most heavily influenced by the largest names in the index. Since its inception 15 years ago, the Schwab 1000 Index Fund has combined a proprietary index with a tax-conscious approach to fund management and has gained over $6.7 billion in assets without ever paying out a capital gains distribution. Some of the top performing stocks were Rambus Inc., Allegheny technologies Inc., and MEMC Electronic Materials, Inc. On the downside, stocks like Lear Corporation and Symantec Corporation detracted from returns.

Source of Sector Classification: S&P and MSCI. All fund and index figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

Expenses may be partially absorbed by CSIM and Schwab. Without these reductions, the funds' total returns would have been lower. Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.


                                                     Schwab Equity Index Funds 5

MANAGEMENT'S DISCUSSION continued

PERFORMANCE AT A GLANCE

Total return for the six months ended 4/30/06

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN PERFORMANCE DATA QUOTED. TO OBTAIN PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH END, PLEASE VISIT WWW.SCHWAB.COM/SCHWABFUNDS.

SCHWAB SMALL-CAP INDEX FUND(R)
Investor Shares ...................       16.80%
Select Shares .....................       16.87%
Benchmark .........................       16.96%

Performance Details ...............  pages 17-18

SCHWAB TOTAL STOCK MARKET
INDEX FUND(R)
Investor Shares ...................       10.45%
Select Shares .....................       10.54%
Benchmark .........................       11.05%

Performance Details ...............  pages 20-21

SCHWAB INTERNATIONAL INDEX FUND(R)
Investor Shares ...................       21.19%
Select Shares .....................       21.27%
Benchmark .........................       21.74%

Performance Details ...............  pages 23-24

THE SCHWAB TOTAL STOCK MARKET INDEX FUND returned 10.45% for the period, slightly underperforming its benchmark, the Dow Jones Wilshire 5000 Composite Index 1, which was up 11.05%. This benchmark is a measure of all U.S.-headquartered stocks and encompasses large-cap, mid-cap, small-cap, and micro-cap securities, also known as "all-cap". The index is a market-capitalization weighted benchmark, and overall performance reflects the returns of the largest capitalization names. Some of the top performing sectors for the fund were Materials, Industrials and Energy. In contrast, Utilities and Health Care sectors continued to struggle during the six-month report period. The fund's industry group weights were slightly negative, with positive returns resulting from an underweight to the Media industry group. Some of the better performing stocks within the portfolio were Avanex Corporation and Rambus Inc., while the utilities stock Calpine Corporation slightly detracted from returns.

THE SCHWAB SMALL CAP INDEX FUND is market-capitalization weighted and comprised of the second largest 1000 U.S.-headquartered stocks. The fund returned 16.80% for the six-month period, slightly underperforming its benchmark, the Schwab Small-Cap Index, which was up 16.96%. While the fund closely tracked its benchmark for the period, two of the leading contributors to total returns were the Materials and Industrials sectors. Furthermore, the top performing industry groups for the six-month report period were the Semiconductor & Semiconductor Equipment and Capital Goods industries. The portfolio held winning stocks such as Atheros Communications, Inc. and Maxtor Corporation, both of which had impressive six-month performance.

  Source of Sector Classification: S&P and MSCI. All fund and index figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

  Expenses may be partially absorbed by CSIM and Schwab. Without these reductions, the funds' total returns would have been lower. Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.

  Small-company stocks are subject to greater volatility than other asset categories. Foreign securities can involve risks such as political and economic instability and currency risk.

1 "Dow Jones", "Wilshire", "The DJW 5000(SM)", "The Dow Jones Wilshire 5000(SM)" and "The Dow Jones Wilshire 5000 Composite Index(SM)" are service marks of Dow Jones & Company, Inc. and Wilshire Associates Incorporated. The Schwab Total Stock Market Index Fund, based on The Dow Jones Wilshire 5000 Composite Index(SM), is not sponsored, endorsed, sold or promoted by Dow Jones or Wilshire; and, neither Dow Jones nor Wilshire makes any representation regarding the advisability of investing in such a product.


6 Schwab Equity Index Funds

THE SCHWAB INTERNATIONAL INDEX FUND returned 21.19% for the six-month period, closely tracking its benchmark, the Schwab International Index, which is comprised of the largest 350 stocks within 21 developed countries and was up 21.74%. Within the fund, Norway was the country that contributed the most to total returns, while the United Kingdom and Japan were the two underperformers. Top performing sectors within the fund were Materials and Information Technology. Some of the better performing stocks within the portfolio were Abb Ltd. and Schering AG, which appreciated in price after being identified as potential takeover targets. Stocks like Vodafone Group Plc and NTT DoCoMo, both providing cellular service abroad, slightly detracted from returns.

Source of Sector Classification: S&P and MSCI.

Nothing in this report represents a recommendation of a security by the investment adviser. Manager views and portfolio holdings may have changed since the report date.


                                                     Schwab Equity Index Funds 7

SCHWAB S&P 500 INDEX FUND

INVESTOR SHARES PERFORMANCE as of 4/30/06

PRE- AND POST-TAX AVERAGE ANNUAL TOTAL RETURNS 1, 2

This bar chart compares pre-tax performance of the fund's Investor Shares with its benchmark and Morningstar category. The table below the chart shows two types of after-tax returns.

[BAR CHART]


                                 Fund:
                               INVESTOR      Benchmark:    Fund Category:
                             SHARES Ticker   S&P 500(R)     MORNINGSTAR
                             Symbol: SWPIX     INDEX      LARGE-CAP BLEND
6 MONTHS                         9.49%         9.64%          10.20%
1 YEAR                          15.13%        15.42%          16.91%
5 YEARS                          2.39%         2.70%           2.61%
SINCE INCEPTION: 5/1/96          8.55%         8.93%           7.94%

                                         6 MONTHS                   1 YEAR                  5 YEARS              SINCE INCEPTION
                                     Fund:                     Fund:                    Fund:                   Fund:
                                   INVESTOR      Fund        INVESTOR      Fund       INVESTOR      Fund      INVESTOR      Fund
                                    SHARES     Category:      SHARES     Category:     SHARES     Category:    SHARES     Category:
                                    Ticker    MORNINGSTAR     Ticker    MORNINGSTAR    Ticker    MORNINGSTAR   Ticker    MORNINGSTAR
                                    Symbol:    LARGE-CAP      Symbol:    LARGE-CAP     Symbol:    LARGE-CAP    Symbol:    LARGE-CAP
TOTAL RETURNS AFTER TAX              SWPIX       BLEND         SWPIX       BLEND        SWPIX       BLEND       SWPIX       BLEND
------------------------------------------------------------------------------------------------------------------------------------
PRE-LIQUIDATION (still own shares)    8.91%       4.30%       14.52%       10.01%       1.88%       3.15%       8.09%       6.60%
------------------------------------------------------------------------------------------------------------------------------------
POST-LIQUIDATION (shares were sold)   6.16%       3.42%        9.82%        7.26%       1.72%       2.87%       7.28%       6.30%
------------------------------------------------------------------------------------------------------------------------------------

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN PERFORMANCE DATA QUOTED. TO OBTAIN PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH END, PLEASE VISIT WWW.SCHWAB.COM/SCHWABFUNDS.

PERFORMANCE OF A HYPOTHETICAL $10,000 INVESTMENT 2

This graph shows performance since inception of a hypothetical $10,000 investment in the fund's Investor Shares, compared with a similar investment in its benchmark.

$22,706 INVESTOR SHARES

$23,539 S&P 500(R) INDEX

[LINE GRAPH]

                            INVESTOR    S&P 500(R)
                             SHARES        INDEX
01-May-96                    $10,000     $10,000
31-May-96                    $10,250     $10,257
30-Jun-96                    $10,290     $10,296
31-Jul-96                     $9,840      $9,841
31-Aug-96                    $10,040     $10,049
30-Sep-96                    $10,600     $10,613
31-Oct-96                    $10,880     $10,906
30-Nov-96                    $11,690     $11,731
31-Dec-96                    $11,462     $11,498
31-Jan-97                    $12,157     $12,216
28-Feb-97                    $12,248     $12,312
31-Mar-97                    $11,744     $11,808
30-Apr-97                    $12,430     $12,511
31-May-97                    $13,186     $13,272
30-Jun-97                    $13,760     $13,867
31-Jul-97                    $14,849     $14,969
31-Aug-97                    $14,012     $14,131
30-Sep-97                    $14,778     $14,904
31-Oct-97                    $14,284     $14,406
30-Nov-97                    $14,930     $15,073
31-Dec-97                    $15,184     $15,332
31-Jan-98                    $15,357     $15,502
28-Feb-98                    $16,455     $16,620
31-Mar-98                    $17,289     $17,471
30-Apr-98                    $17,452     $17,647
31-May-98                    $17,147     $17,344
30-Jun-98                    $17,838     $18,048
31-Jul-98                    $17,645     $17,857
31-Aug-98                    $15,092     $15,278
30-Sep-98                    $16,058     $16,257
31-Oct-98                    $17,340     $17,579
30-Nov-98                    $18,387     $18,645
31-Dec-98                    $19,443     $19,718
31-Jan-99                    $20,253     $20,543
28-Feb-99                    $19,617     $19,904
31-Mar-99                    $20,397     $20,700
30-Apr-99                    $21,176     $21,501
31-May-99                    $20,663     $20,994
30-Jun-99                    $21,812     $22,159
31-Jul-99                    $21,125     $21,467
31-Aug-99                    $21,012     $21,360
30-Sep-99                    $20,428     $20,775
31-Oct-99                    $21,709     $22,090
30-Nov-99                    $22,150     $22,539
31-Dec-99                    $23,448     $23,866
31-Jan-00                    $22,266     $22,668
29-Feb-00                    $21,841     $22,239
31-Mar-00                    $23,967     $24,414
30-Apr-00                    $23,241     $23,679
31-May-00                    $22,753     $23,194
30-Jun-00                    $23,313     $23,767
31-Jul-00                    $22,940     $23,396
31-Aug-00                    $24,361     $24,849
30-Sep-00                    $23,075     $23,537
31-Oct-00                    $22,971     $23,438
30-Nov-00                    $21,156     $21,591
31-Dec-00                    $21,261     $21,697
31-Jan-01                    $22,014     $22,467
28-Feb-01                    $19,996     $20,418
31-Mar-01                    $18,730     $19,124
30-Apr-01                    $20,174     $20,610
31-May-01                    $20,310     $20,748
30-Jun-01                    $19,808     $20,244
31-Jul-01                    $19,609     $20,045
31-Aug-01                    $18,375     $18,790
30-Sep-01                    $16,890     $17,272
31-Oct-01                    $17,204     $17,602
30-Nov-01                    $18,521     $18,952
31-Dec-01                    $18,678     $19,119
31-Jan-02                    $18,403     $18,840
28-Feb-02                    $18,044     $18,476
31-Mar-02                    $18,710     $19,171
30-Apr-02                    $17,579     $18,009
31-May-02                    $17,442     $17,876
30-Jun-02                    $16,195     $16,603
31-Jul-02                    $14,938     $15,310
31-Aug-02                    $15,023     $15,409
30-Sep-02                    $13,396     $13,734
31-Oct-02                    $14,568     $14,943
30-Nov-02                    $15,424     $15,823
31-Dec-02                    $14,516     $14,894
31-Jan-03                    $14,130     $14,504
28-Feb-03                    $13,915     $14,286
31-Mar-03                    $14,044     $14,425
30-Apr-03                    $15,202     $15,614
31-May-03                    $15,995     $16,436
30-Jun-03                    $16,188     $16,647
31-Jul-03                    $16,478     $16,940
31-Aug-03                    $16,788     $17,270
30-Sep-03                    $16,606     $17,087
31-Oct-03                    $17,539     $18,054
30-Nov-03                    $17,689     $18,213
31-Dec-03                    $18,601     $19,167
31-Jan-04                    $18,938     $19,520
29-Feb-04                    $19,199     $19,791
31-Mar-04                    $18,906     $19,493
30-Apr-04                    $18,601     $19,187
31-May-04                    $18,851     $19,449
30-Jun-04                    $19,210     $19,827
31-Jul-04                    $18,569     $19,170
31-Aug-04                    $18,645     $19,247
30-Sep-04                    $18,840     $19,455
31-Oct-04                    $19,123     $19,753
30-Nov-04                    $19,894     $20,553
31-Dec-04                    $20,561     $21,251
31-Jan-05                    $20,053     $20,733
28-Feb-05                    $20,472     $21,168
31-Mar-05                    $20,108     $20,794
30-Apr-05                    $19,722     $20,399
31-May-05                    $20,351     $21,047
30-Jun-05                    $20,373     $21,077
31-Jul-05                    $21,123     $21,861
31-Aug-05                    $20,925     $21,662
30-Sep-05                    $21,090     $21,837
31-Oct-05                    $20,737     $21,473
30-Nov-05                    $21,521     $22,284
31-Dec-05                    $21,518     $22,291
31-Jan-06                    $22,079     $22,882
28-Feb-06                    $22,146     $22,943
31-Mar-06                    $22,415     $23,228
30-Apr-06                    $22,706     $23,539

  All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

1 The pre-tax total return and the graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. After-tax returns are calculated using the highest historical individual federal marginal income tax rates in effect as of 4/30/06 and do not reflect the impact of state and local taxes or the alternative minimum tax. Actual returns depend on an investor's situation and may differ from those shown. After-tax returns may not be relevant to investors who hold their fund shares through tax-deferred arrangements. Pre-liquidation after-tax returns reflect the tax effects of purchases and sales of securities within the fund portfolios and assume investors continue to hold fund shares at the end of the measurement periods. Post-liquidation figures assume investors sold fund shares at the end of the measurement periods and reflect both the effects of taxable distributions and any taxable gains or losses realized upon the sale of shares. Source for category information: Morningstar, Inc. Some funds in this category may not use tax-efficient strategies.

2 Fund expenses have been partially absorbed by CSIM and Schwab. Without these reductions, the fund's returns would have been lower.


8 Schwab Equity Index Funds

SCHWAB S&P 500 INDEX FUND

SELECT SHARES(R) PERFORMANCE as of 4/30/06

PRE- AND POST-TAX AVERAGE ANNUAL TOTAL RETURNS 1, 2

This bar chart compares pre-tax performance of the fund's Select Shares with its benchmark and Morningstar category. The table below the chart shows two types of after-tax returns.

[BAR CHART]

                                 Fund:                    Fund Category:
                                SELECT       Benchmark:    MORNINGSTAR
                             SHARES Ticker   S&P 500(R)     LARGE-CAP
                             Symbol: SWPPX    INDEX           BLEND
6 MONTHS                          9.56%         9.64%         10.20%
1 YEAR                           15.30%        15.42%         16.91%
5 YEARS                           2.56%         2.70%          2.61%
SINCE INCEPTION: 5/19/97          6.66%         6.83%          6.51%

                                          6 MONTHS                  1 YEAR                   5 YEARS             SINCE INCEPTION
                                      Fund:                   Fund:                    Fund:                    Fund:
                                     SELECT       Fund       SELECT       Fund        SELECT       Fund        SELECT       Fund
                                     SHARES     Category:    SHARES     Category:     SHARES     Category:     SHARES     Category:
                                     Ticker    MORNINGSTAR   Ticker    MORNINGSTAR    Ticker    MORNINGSTAR    Ticker    MORNINGSTAR
                                     Symbol:    LARGE-CAP    Symbol:    LARGE-CAP     Symbol:    LARGE-CAP     Symbol:    LARGE-CAP
TOTAL RETURNS AFTER TAX               SWPPX       BLEND       SWPPX       BLEND        SWPPX       BLEND        SWPPX       BLEND
------------------------------------------------------------------------------------------------------------------------------------
PRE-LIQUIDATION (still own shares)    9.27%       4.30%       15.00%       10.01%       2.07%       3.15%       6.18%       n/a
------------------------------------------------------------------------------------------------------------------------------------
POST-LIQUIDATION (shares were sold)   6.56%       3.42%       10.31%        7.26%       1.90%       2.87%       5.54%       n/a
------------------------------------------------------------------------------------------------------------------------------------

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN PERFORMANCE DATA QUOTED. TO OBTAIN PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH END, PLEASE VISIT WWW.SCHWAB.COM/SCHWABFUNDS.

PERFORMANCE OF A HYPOTHETICAL $50,000 INVESTMENT 2

This graph shows performance since inception of a hypothetical $50,000 investment (the minimum investment for this share class) in the fund's Select Shares, compared with a similar investment in its benchmark.

$89,060 SELECT SHARES

$90,330 S&P 500(R) INDEX

[LINE GRAPH]

                       SELECT     S&P 500(R)
                       SHARES       INDEX
19-May-97              $50,000     $50,000
31-May-97              $50,935     $50,930
30-Jun-97              $53,190     $53,212
31-Jul-97              $57,395     $57,442
31-Aug-97              $54,165     $54,225
30-Sep-97              $57,120     $57,191
31-Oct-97              $55,215     $55,281
30-Nov-97              $57,745     $57,841
31-Dec-97              $58,745     $58,836
31-Jan-98              $59,375     $59,489
28-Feb-98              $63,660     $63,778
31-Mar-98              $66,880     $67,043
30-Apr-98              $67,550     $67,720
31-May-98              $66,370     $66,556
30-Jun-98              $69,040     $69,258
31-Jul-98              $68,295     $68,524
31-Aug-98              $58,435     $58,629
30-Sep-98              $62,165     $62,387
31-Oct-98              $67,155     $67,459
30-Nov-98              $71,245     $71,547
31-Dec-98              $75,340     $75,668
31-Jan-99              $78,475     $78,831
28-Feb-99              $76,015     $76,379
31-Mar-99              $79,030     $79,434
30-Apr-99              $82,085     $82,509
31-May-99              $80,140     $80,561
30-Jun-99              $84,545     $85,033
31-Jul-99              $81,885     $82,380
31-Aug-99              $81,490     $81,968
30-Sep-99              $79,230     $79,721
31-Oct-99              $84,230     $84,767
30-Nov-99              $85,935     $86,491
31-Dec-99              $91,000     $91,585
31-Jan-00              $86,420     $86,987
29-Feb-00              $84,770     $85,341
31-Mar-00              $93,050     $93,687
30-Apr-00              $90,235     $90,867
31-May-00              $88,350     $89,004
30-Jun-00              $90,515     $91,203
31-Jul-00              $89,110     $89,780
31-Aug-00              $94,655     $95,356
30-Sep-00              $89,635     $90,322
31-Oct-00              $89,230     $89,942
30-Nov-00              $82,200     $82,855
31-Dec-00              $82,655     $83,261
31-Jan-01              $85,540     $86,217
28-Feb-01              $77,745     $78,354
31-Mar-01              $72,835     $73,386
30-Apr-01              $78,480     $79,088
31-May-01              $78,965     $79,618
30-Jun-01              $77,055     $77,683
31-Jul-01              $76,285     $76,922
31-Aug-01              $71,500     $72,107
30-Sep-01              $65,735     $66,280
31-Oct-01              $66,955     $67,546
30-Nov-01              $72,065     $72,727
31-Dec-01              $72,700     $73,367
31-Jan-02              $71,635     $72,296
28-Feb-02              $70,240     $70,901
31-Mar-02              $72,865     $73,567
30-Apr-02              $68,430     $69,108
31-May-02              $67,940     $68,597
30-Jun-02              $63,095     $63,713
31-Jul-02              $58,170     $58,750
31-Aug-02              $58,580     $59,132
30-Sep-02              $52,175     $52,704
31-Oct-02              $56,775     $57,342
30-Nov-02              $60,140     $60,719
31-Dec-02              $56,585     $57,155
31-Jan-03              $55,085     $55,658
28-Feb-03              $54,250     $54,823
31-Mar-03              $54,790     $55,355
30-Apr-03              $59,300     $59,916
31-May-03              $62,430     $63,073
30-Jun-03              $63,180     $63,881
31-Jul-03              $64,305     $65,005
31-Aug-03              $65,560     $66,273
30-Sep-03              $64,850     $65,570
31-Oct-03              $68,480     $69,281
30-Nov-03              $69,065     $69,891
31-Dec-03              $72,695     $73,553
31-Jan-04              $74,010     $74,907
29-Feb-04              $75,025     $75,948
31-Mar-04              $73,880     $74,801
30-Apr-04              $72,695     $73,627
31-May-04              $73,710     $74,635
30-Jun-04              $75,110     $76,083
31-Jul-04              $72,610     $73,565
31-Aug-04              $72,910     $73,859
30-Sep-04              $73,710     $74,657
31-Oct-04              $74,810     $75,799
30-Nov-04              $77,815     $78,869
31-Dec-04              $80,475     $81,551
31-Jan-05              $78,495     $79,561
28-Feb-05              $80,130     $81,232
31-Mar-05              $78,755     $79,794
30-Apr-05              $77,245     $78,278
31-May-05              $79,700     $80,767
30-Jun-05              $79,785     $80,880
31-Jul-05              $82,755     $83,889
31-Aug-05              $81,980     $83,125
30-Sep-05              $82,630     $83,799
31-Oct-05              $81,295     $82,399
30-Nov-05              $84,350     $85,514
31-Dec-05              $84,330     $85,540
31-Jan-06              $86,565     $87,806
28-Feb-06              $86,825     $88,043
31-Mar-06              $87,880     $89,135
30-Apr-06              $89,060     $90,330

  All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

1 The pre-tax total return and the graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. After-tax returns are calculated using the highest historical individual federal marginal income tax rates in effect as of 4/30/06 and do not reflect the impact of state and local taxes or the alternative minimum tax. Actual returns depend on an investor's situation and may differ from those shown. After-tax returns may not be relevant to investors who hold their fund shares through tax-deferred arrangements. Pre-liquidation after-tax returns reflect the tax effects of purchases and sales of securities within the fund portfolios and assume investors continue to hold fund shares at the end of the measurement periods. Post-liquidation figures assume investors sold fund shares at the end of the measurement periods and reflect both the effects of taxable distributions and any taxable gains or losses realized upon the sale of shares. Source for category information: Morningstar, Inc. Some funds in this category may not use tax-efficient strategies.

2 Fund expenses have been partially absorbed by CSIM and Schwab. Without these reductions, the fund's returns would have been lower.


                                                     Schwab Equity Index Funds 9

SCHWAB S&P 500 INDEX FUND

E.SHARES(R) PERFORMANCE as of 4/30/06

PRE- AND POST-TAX AVERAGE ANNUAL TOTAL RETURNS 1, 2

This bar chart compares pre-tax performance of the fund's e.Shares with its benchmark and Morningstar category. The table below the chart shows two types of after-tax returns.

[BAR CHART]

                              Fund:
                             E.SHARES      Benchmark:    Fund Category:
                          Ticker Symbol:   S&P 500(R)      MORNINGSTAR
                              SWPEX          INDEX       LARGE-CAP BLEND
6 MONTHS                      9.60%           9.64%          10.20%
1 YEAR                       15.30%          15.42%          16.91%
5 YEARS                       2.49%           2.70%           2.61%
SINCE INCEPTION: 5/1/96       8.65%           8.93%           7.94%

                                         6 MONTHS                   1 YEAR                  5 YEARS              SINCE INCEPTION
                                     Fund:       Fund         Fund:       Fund        Fund:        Fund        Fund:        Fund
                                   E.SHARES    Category:    E.SHARES    Category:    E.SHARES    Category:    E.SHARES    Category:
                                    Ticker    MORNINGSTAR    Ticker    MORNINGSTAR    Ticker    MORNINGSTAR    Ticker    MORNINGSTAR
                                    Symbol:    LARGE-CAP     Symbol:    LARGE-CAP     Symbol:    LARGE-CAP     Symbol:    LARGE-CAP
TOTAL RETURNS AFTER TAX             SWPEX        BLEND       SWPEX        BLEND       SWPEX        BLEND       SWPEX        BLEND
------------------------------------------------------------------------------------------------------------------------------------
PRE-LIQUIDATION (still own shares)   9.32%       4.30%       15.01%       10.01%       2.02%       3.15%       8.19%       6.60%
------------------------------------------------------------------------------------------------------------------------------------
POST-LIQUIDATION (shares were sold)  6.59%       3.42%       10.31%        7.26%       1.85%       2.87%       7.39%       6.30%
------------------------------------------------------------------------------------------------------------------------------------

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN PERFORMANCE DATA QUOTED. TO OBTAIN PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH END, PLEASE VISIT WWW.SCHWAB.COM/SCHWABFUNDS.

PERFORMANCE OF A HYPOTHETICAL $10,000 INVESTMENT 2

This graph shows performance since inception of a hypothetical $10,000 investment in the fund's e.Shares, compared with a similar investment in its benchmark.

$22,924 E.SHARES

$23,539 S&P 500(R) INDEX

[LINE GRAPH]

                                       S&P 500(R)
                         E.SHARES        INDEX
01-May-96                 $10,000       $10,000
31-May-96                 $10,250       $10,257
30-Jun-96                 $10,290       $10,296
31-Jul-96                  $9,840        $9,841
31-Aug-96                 $10,040       $10,049
30-Sep-96                 $10,600       $10,613
31-Oct-96                 $10,880       $10,906
30-Nov-96                 $11,690       $11,731
31-Dec-96                 $11,462       $11,498
31-Jan-97                 $12,157       $12,216
28-Feb-97                 $12,248       $12,312
31-Mar-97                 $11,744       $11,808
30-Apr-97                 $12,430       $12,511
31-May-97                 $13,186       $13,272
30-Jun-97                 $13,760       $13,867
31-Jul-97                 $14,849       $14,969
31-Aug-97                 $14,012       $14,131
30-Sep-97                 $14,778       $14,904
31-Oct-97                 $14,284       $14,406
30-Nov-97                 $14,930       $15,073
31-Dec-97                 $15,184       $15,332
31-Jan-98                 $15,357       $15,502
28-Feb-98                 $16,455       $16,620
31-Mar-98                 $17,289       $17,471
30-Apr-98                 $17,452       $17,647
31-May-98                 $17,147       $17,344
30-Jun-98                 $17,838       $18,048
31-Jul-98                 $17,645       $17,857
31-Aug-98                 $15,092       $15,278
30-Sep-98                 $16,058       $16,257
31-Oct-98                 $17,340       $17,579
30-Nov-98                 $18,387       $18,645
31-Dec-98                 $19,443       $19,718
31-Jan-99                 $20,253       $20,543
28-Feb-99                 $19,617       $19,904
31-Mar-99                 $20,397       $20,700
30-Apr-99                 $21,176       $21,501
31-May-99                 $20,663       $20,994
30-Jun-99                 $21,812       $22,159
31-Jul-99                 $21,125       $21,467
31-Aug-99                 $21,012       $21,360
30-Sep-99                 $20,428       $20,775
31-Oct-99                 $21,709       $22,090
30-Nov-99                 $22,150       $22,539
31-Dec-99                 $23,448       $23,866
31-Jan-00                 $22,266       $22,668
29-Feb-00                 $21,841       $22,239
31-Mar-00                 $23,967       $24,414
30-Apr-00                 $23,241       $23,679
31-May-00                 $22,753       $23,194
30-Jun-00                 $23,313       $23,767
31-Jul-00                 $22,940       $23,396
31-Aug-00                 $24,361       $24,849
30-Sep-00                 $23,075       $23,537
31-Oct-00                 $22,971       $23,438
30-Nov-00                 $21,156       $21,591
31-Dec-00                 $21,261       $21,697
31-Jan-01                 $22,014       $22,467
28-Feb-01                 $19,996       $20,418
31-Mar-01                 $18,730       $19,124
30-Apr-01                 $20,174       $20,610
31-May-01                 $20,310       $20,748
30-Jun-01                 $19,808       $20,244
31-Jul-01                 $19,609       $20,045
31-Aug-01                 $18,375       $18,790
30-Sep-01                 $16,890       $17,272
31-Oct-01                 $17,204       $17,602
30-Nov-01                 $18,521       $18,952
31-Dec-01                 $18,678       $19,119
31-Jan-02                 $18,403       $18,840
28-Feb-02                 $18,044       $18,476
31-Mar-02                 $18,710       $19,171
30-Apr-02                 $17,579       $18,009
31-May-02                 $17,442       $17,876
30-Jun-02                 $16,195       $16,603
31-Jul-02                 $14,938       $15,310
31-Aug-02                 $15,023       $15,409
30-Sep-02                 $13,396       $13,734
31-Oct-02                 $14,568       $14,943
30-Nov-02                 $15,424       $15,823
31-Dec-02                 $14,516       $14,894
31-Jan-03                 $14,130       $14,504
28-Feb-03                 $13,915       $14,286
31-Mar-03                 $14,044       $14,425
30-Apr-03                 $15,202       $15,614
31-May-03                 $15,995       $16,436
30-Jun-03                 $16,188       $16,647
31-Jul-03                 $16,478       $16,940
31-Aug-03                 $16,788       $17,270
30-Sep-03                 $16,606       $17,087
31-Oct-03                 $17,539       $18,054
30-Nov-03                 $17,689       $18,213
31-Dec-03                 $18,601       $19,167
31-Jan-04                 $18,938       $19,520
29-Feb-04                 $19,199       $19,791
31-Mar-04                 $18,906       $19,493
30-Apr-04                 $18,601       $19,187
31-May-04                 $18,851       $19,449
30-Jun-04                 $19,210       $19,827
31-Jul-04                 $18,569       $19,170
31-Aug-04                 $18,645       $19,247
30-Sep-04                 $18,840       $19,455
31-Oct-04                 $19,123       $19,753
30-Nov-04                 $19,894       $20,553
31-Dec-04                 $20,561       $21,251
31-Jan-05                 $20,053       $20,733
28-Feb-05                 $20,472       $21,168
31-Mar-05                 $20,108       $20,794
30-Apr-05                 $19,722       $20,399
31-May-05                 $20,351       $21,047
30-Jun-05                 $20,373       $21,077
31-Jul-05                 $21,123       $21,861
31-Aug-05                 $20,925       $21,662
30-Sep-05                 $21,090       $21,837
31-Oct-05                 $20,737       $21,473
30-Nov-05                 $21,521       $22,284
31-Dec-05                 $21,518       $22,291
31-Jan-06                 $22,079       $22,882
28-Feb-06                 $22,146       $22,943
31-Mar-06                 $22,415       $23,228
30-Apr-06                 $22,924       $23,539

  All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

1 The pre-tax total return and the graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. After-tax returns are calculated using the highest historical individual federal marginal income tax rates in effect as of 4/30/06 and do not reflect the impact of state and local taxes or the alternative minimum tax. Actual returns depend on an investor's situation and may differ from those shown. After-tax returns may not be relevant to investors who hold their fund shares through tax-deferred arrangements. Pre-liquidation after-tax returns reflect the tax effects of purchases and sales of securities within the fund portfolios and assume investors continue to hold fund shares at the end of the measurement periods. Post-liquidation figures assume investors sold fund shares at the end of the measurement periods and reflect both the effects of taxable distributions and any taxable gains or losses realized upon the sale of shares. Source for category information: Morningstar, Inc. Some funds in this category may not use tax-efficient strategies.

2 Fund expenses have been partially absorbed by CSIM and Schwab. Without these reductions, the fund's returns would have been lower.


10 Schwab Equity Index Funds

SCHWAB S&P 500 INDEX FUND

FUND FACTS as of 4/30/06

STYLE ASSESSMENT 1

[GRAPHIC]

                         INVESTMENT STYLE
                     Value     Blend     Growth
MARKET CAP
  Large               / /       /X/       / /
  Medium              / /       / /       / /
  Small               / /       / /       / /

STATISTICS

NUMBER OF HOLDINGS                                                         504
--------------------------------------------------------------------------------
WEIGHTED AVERAGE MARKET CAP ($ x 1,000,000)                              $91,020
--------------------------------------------------------------------------------
PRICE/EARNINGS RATIO (P/E)                                                18.0
--------------------------------------------------------------------------------
PRICE/BOOK RATIO (P/B)                                                     3.1
--------------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE 2                                                   3%
--------------------------------------------------------------------------------
MINIMUM INITIAL INVESTMENT 3
 Investor Shares                                                          $2,500
   ($1,000 for retirement, education and custodial accounts)
 Select Shares                                                           $50,000
 e.Shares
   ($500 for retirement, education and custodial accounts)                $1,000
--------------------------------------------------------------------------------

TOP HOLDINGS 4

                                                                         % OF
SECURITY                                                              NET ASSETS
--------------------------------------------------------------------------------
(1)  EXXON MOBIL CORP.                                                   3.3%
--------------------------------------------------------------------------------
(2)  GENERAL ELECTRIC CO.                                                3.0%
--------------------------------------------------------------------------------
(3)  CITIGROUP, INC.                                                     2.1%
--------------------------------------------------------------------------------
(4)  BANK OF AMERICA CORP.                                               2.0%
--------------------------------------------------------------------------------
(5)  MICROSOFT CORP.                                                     1.8%
--------------------------------------------------------------------------------
(6)  PROCTER & GAMBLE CO.                                                1.6%
--------------------------------------------------------------------------------
(7)  PFIZER, INC.                                                        1.6%
--------------------------------------------------------------------------------
(8)  JOHNSON & JOHNSON                                                   1.5%
--------------------------------------------------------------------------------
(9)  AMERICAN INTERNATIONAL GROUP, INC.                                  1.4%
--------------------------------------------------------------------------------
(10) JPMORGAN CHASE & CO.                                                1.3%
--------------------------------------------------------------------------------
     TOTAL                                                              19.6%

SECTOR WEIGHTINGS % of Investments

This chart shows the fund's sector composition as of the report date. A sector is a portion of the overall stock market that is made up of industries whose business components share similar characteristics.

[PIE CHART]

21.9%  FINANCIALS

15.7%  INFORMATION TECHNOLOGY

12.2%  HEALTH CARE

11.7%  INDUSTRIALS

10.0%  CONSUMER DISCRETIONARY

 9.8%  ENERGY

 9.2%  CONSUMER STAPLES

 3.2%  TELECOMMUNICATION SERVICES

 3.1%  UTILITIES

 3.1%  MATERIALS

 0.1%  OTHER

  Portfolio holdings may have changed since the report date.

  Source of Sector Classification: S&P and MSCI.

1 Source: Morningstar, Inc. This style assessment is the result of evaluating the fund based on a ten-factor model for value and growth characteristics. The fund's market capitalization placement is determined by the geometric mean of its holdings' market capitalizations. The assessment reflects the fund's portfolio as of 4/30/06, which may have changed since then, and is not a precise indication of risk or performance--past, present, or future.

2 Not annualized.

3 Please see prospectus for further detail and eligibility requirements.

4 This list is not a recommendation of any security by the investment adviser.


                                                    Schwab Equity Index Funds 11

SCHWAB INSTITUTIONAL SELECT(R) S&P 500 Fund

PERFORMANCE as of 4/30/06

PRE- AND POST-TAX AVERAGE ANNUAL TOTAL RETURNS 1, 2

This bar chart compares pre-tax performance of the fund with its benchmark and Morningstar category. The table below the chart shows two types of after-tax returns.

[BAR CHART]

                          FUND
                         Ticker       Benchmark:      Fund Category:
                        Symbol:       S&P 500(R)        MORNINGSTAR
                         ISLCX          INDEX         LARGE-CAP BLEND
6 MONTHS                  9.61%            9.64%          10.20%
1 YEAR                   15.27%           15.42%          16.91%
5 YEARS                   2.60%            2.70%           2.61%
SINCE INCEPTION: 2/1/99   1.79%            1.90%           2.72%

                                           6 MONTHS                 1 YEAR                  5 YEARS             SINCE INCEPTION
                                                    Fund                    Fund                    Fund                    Fund
                                        FUND      Category:     FUND      Category:     FUND      Category:     FUND      Category:
                                       Ticker    MORNINGSTAR   Ticker    MORNINGSTAR   Ticker    MORNINGSTAR   Ticker    MORNINGSTAR
                                       Symbol:    LARGE-CAP    Symbol:    LARGE-CAP    Symbol:    LARGE-CAP    Symbol:    LARGE-CAP
TOTAL RETURNS AFTER TAX                ISLCX       BLEND       ISLCX       BLEND       ISLCX       BLEND       ISLCX       BLEND
------------------------------------------------------------------------------------------------------------------------------------
PRE-LIQUIDATION (still own shares)      9.37%       4.30%       15.02%       10.01%       2.10%       3.15%       1.34%       n/a
------------------------------------------------------------------------------------------------------------------------------------
POST-LIQUIDATION (shares were sold)     6.50%       3.42%       10.20%        7.26%       1.92%       2.87%       1.25%       n/a
------------------------------------------------------------------------------------------------------------------------------------

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN PERFORMANCE DATA QUOTED. TO OBTAIN PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH END, PLEASE VISIT WWW.SCHWAB.COM/SCHWABFUNDS.

PERFORMANCE OF A HYPOTHETICAL $75,000 INVESTMENT 2

This graph shows performance since inception of a hypothetical $75,000 investment (the minimum investment for this fund) in the fund compared with a similar investment in its benchmark.

$85,283 FUND

$85,940 S&P 500(R) INDEX

[LINE GRAPH]

                                  S&P 500(R)
                        FUND        INDEX
01-Feb-99             $75,000      $75,000
28-Feb-99             $72,600      $72,668
31-Mar-99             $75,525      $75,574
30-Apr-99             $78,450      $78,499
31-May-99             $76,500      $76,646
30-Jun-99             $80,775      $80,900
31-Jul-99             $78,300      $78,376
31-Aug-99             $77,850      $77,984
30-Sep-99             $75,750      $75,847
31-Oct-99             $80,550      $80,648
30-Nov-99             $82,125      $82,287
31-Dec-99             $87,015      $87,134
31-Jan-00             $82,620      $82,760
29-Feb-00             $81,030      $81,193
31-Mar-00             $88,980      $89,134
30-Apr-00             $86,258      $86,451
31-May-00             $84,443      $84,679
30-Jun-00             $86,558      $86,770
31-Jul-00             $85,200      $85,417
31-Aug-00             $90,495      $90,722
30-Sep-00             $85,650      $85,932
31-Oct-00             $85,275      $85,571
30-Nov-00             $78,608      $78,828
31-Dec-00             $79,005      $79,215
31-Jan-01             $81,758      $82,027
28-Feb-01             $74,333      $74,546
31-Mar-01             $69,585      $69,820
30-Apr-01             $75,023      $75,245
31-May-01             $75,480      $75,749
30-Jun-01             $73,643      $73,908
31-Jul-01             $72,878      $73,184
31-Aug-01             $68,363      $68,602
30-Sep-01             $62,850      $63,059
31-Oct-01             $63,998      $64,264
30-Nov-01             $68,903      $69,193
31-Dec-01             $69,480      $69,802
31-Jan-02             $68,475      $68,783
28-Feb-02             $67,155      $67,455
31-Mar-02             $69,713      $69,991
30-Apr-02             $65,445      $65,750
31-May-02             $64,980      $65,263
30-Jun-02             $60,330      $60,617
31-Jul-02             $55,680      $55,895
31-Aug-02             $55,988      $56,258
30-Sep-02             $49,943      $50,143
31-Oct-02             $54,285      $54,555
30-Nov-02             $57,540      $57,769
31-Dec-02             $54,128      $54,378
31-Jan-03             $52,710      $52,953
28-Feb-03             $51,915      $52,159
31-Mar-03             $52,395      $52,665
30-Apr-03             $56,730      $57,004
31-May-03             $59,648      $60,008
30-Jun-03             $60,443      $60,776
31-Jul-03             $61,463      $61,846
31-Aug-03             $62,648      $63,052
30-Sep-03             $62,018      $62,384
31-Oct-03             $65,490      $65,915
30-Nov-03             $66,045      $66,495
31-Dec-03             $69,540      $69,979
31-Jan-04             $70,740      $71,266
29-Feb-04             $71,775      $72,257
31-Mar-04             $70,658      $71,166
30-Apr-04             $69,540      $70,049
31-May-04             $70,500      $71,008
30-Jun-04             $71,858      $72,386
31-Jul-04             $69,458      $69,990
31-Aug-04             $69,780      $70,270
30-Sep-04             $70,500      $71,029
31-Oct-04             $71,618      $72,116
30-Nov-04             $74,498      $75,036
31-Dec-04             $76,988      $77,587
31-Jan-05             $75,120      $75,694
28-Feb-05             $76,748      $77,284
31-Mar-05             $75,368      $75,916
30-Apr-05             $73,980      $74,474
31-May-05             $76,260      $76,842
30-Jun-05             $76,418      $76,949
31-Jul-05             $79,185      $79,812
31-Aug-05             $78,450      $79,086
30-Sep-05             $79,103      $79,726
31-Oct-05             $77,805      $78,395
30-Nov-05             $80,730      $81,358
31-Dec-05             $80,745      $81,383
31-Jan-06             $82,890      $83,539
28-Feb-06             $83,138      $83,765
31-Mar-06             $84,210      $84,803
30-Apr-06             $85,283      $85,940

  All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

1 The pre-tax total return and the graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. After-tax returns are calculated using the highest historical individual federal marginal income tax rates in effect as of 4/30/06 and do not reflect the impact of state and local taxes or the alternative minimum tax. Actual returns depend on an investor's situation and may differ from those shown. After-tax returns may not be relevant to investors who hold their fund shares through tax-deferred arrangements. Pre-liquidation after-tax returns reflect the tax effects of purchases and sales of securities within the fund portfolios and assume investors continue to hold fund shares at the end of the measurement periods. Post-liquidation figures assume investors sold fund shares at the end of the measurement periods and reflect both the effects of taxable distributions and any taxable gains or losses realized upon the sale of shares. Source for category information: Morningstar, Inc.

2 Fund expenses have been partially absorbed by CSIM and Schwab. Without these reductions, the fund's returns would have been lower.


12 Schwab Equity Index Funds

SCHWAB INSTITUTIONAL SELECT S&P 500 FUND

FUND FACTS as of 4/30/06

STYLE ASSESSMENT 1

[GRAPHIC]

                         INVESTMENT STYLE
                     Value     Blend     Growth
MARKET CAP
  Large               / /       /X/       / /
  Medium              / /       / /       / /
  Small               / /       / /       / /

STATISTICS

NUMBER OF HOLDINGS                                                         505
--------------------------------------------------------------------------------
WEIGHTED AVERAGE MARKET CAP ($ x 1,000,000)                              $90,789
--------------------------------------------------------------------------------
PRICE/EARNINGS RATIO (P/E)                                                 18.0
--------------------------------------------------------------------------------
PRICE/BOOK RATIO (P/B)                                                     3.1
--------------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE 2                                                   1%
--------------------------------------------------------------------------------
MINIMUM INITIAL INVESTMENT 3                                             $75,000
--------------------------------------------------------------------------------

TOP HOLDINGS 4

                                                                         % OF
SECURITY                                                              NET ASSETS
--------------------------------------------------------------------------------
(1)  EXXON MOBIL CORP.                                                   3.2%
--------------------------------------------------------------------------------
(2)  GENERAL ELECTRIC CO.                                                3.0%
--------------------------------------------------------------------------------
(3)  CITIGROUP, INC.                                                     2.1%
--------------------------------------------------------------------------------
(4)  BANK OF AMERICA CORP.                                               1.9%
--------------------------------------------------------------------------------
(5)  MICROSOFT CORP.                                                     1.8%
--------------------------------------------------------------------------------
(6)  PROCTER & GAMBLE CO.                                                1.6%
--------------------------------------------------------------------------------
(7)  PFIZER, INC.                                                        1.5%
--------------------------------------------------------------------------------
(8)  JOHNSON & JOHNSON                                                   1.4%
--------------------------------------------------------------------------------
(9)  AMERICAN INTERNATIONAL GROUP, INC.                                  1.4%
--------------------------------------------------------------------------------
(10) JP MORGAN CHASE & CO.                                               1.3%
--------------------------------------------------------------------------------
     TOTAL                                                              19.2%

SECTOR WEIGHTINGS % of Investments

This chart shows the fund's sector composition as of the report date. A sector is a portion of the overall stock market that is made up of industries whose business components share similar characteristics.

[PIE CHART]

21.4%  FINANCIALS

15.5%  INFORMATION TECHNOLOGY

11.9%  HEALTH CARE

11.4%  INDUSTRIALS

 9.8%  CONSUMER DISCRETIONARY

 9.7%  ENERGY

 9.0%  CONSUMER STAPLES

 3.1%  TELECOMMUNICATIONS SERVICES

 3.1%  MATERIALS

 3.0%  UTILITIES

 2.1%  OTHER

  Portfolio holdings may have changed since the report date.

  Source of Sector Classification: S&P and MSCI.

1 Source: Morningstar, Inc. This style assessment is the result of evaluating the fund based on a ten-factor model for value and growth characteristics. The fund's market capitalization placement is determined by the geometric mean of its holdings' market capitalizations. The assessment reflects the fund's portfolio as of 4/30/06, which may have changed since then, and is not a precise indication of risk or performance--past, present, or future.

2 Not annualized.

3 Please see prospectus for further detail and eligibility requirements.

4 This list is not a recommendation of any security by the investment adviser.


                                                    Schwab Equity Index Funds 13

SCHWAB 1000 INDEX(R) FUND

INVESTOR SHARES PERFORMANCE as of 4/30/06

PRE- AND POST-TAX AVERAGE ANNUAL TOTAL RETURNS 1

This bar chart compares pre-tax performance of the fund's Investor Shares with its benchmark and Morningstar category. The table below the chart shows two types of after-tax returns.

[BAR CHART]

                          Fund:
                      INVESTOR SHARES     Benchmark:      Fund Category:
                      Ticker Symbol:     SCHWAB 1000       MORNINGSTAR
                          SNXFX            INDEX(R)      LARGE-CAP BLEND
6 MONTHS                   9.79%            10.07%            10.20%
1 YEAR                    16.63%            17.14%            16.91%
5 YEARS 2                  3.18%             3.54%             2.61%
10 YEARS 2                 8.86%             9.21%             7.94%

                                                 6 MONTHS                1 YEAR                5 YEARS              10 YEARS
                                             Fund:                  Fund:                  Fund:                 Fund:
                                           INVESTOR     Fund      INVESTOR     Fund      INVESTOR     Fund     INVESTOR     Fund
                                            SHARES    Category:    SHARES    Category:    SHARES    Category:   SHARES    Category:
                                            Ticker   MORNINGSTAR   Ticker   MORNINGSTAR   Ticker   MORNINGSTAR  Ticker   MORNINGSTAR
                                            Symbol:   LARGE-CAP    Symbol:   LARGE-CAP    Symbol:   LARGE-CAP   Symbol:   LARGE-CAP
TOTAL RETURNS AFTER TAX                      SNXFX      BLEND       SNXFX      BLEND       SNXFX      BLEND      SNXFX      BLEND
------------------------------------------------------------------------------------------------------------------------------------
PRE-LIQUIDATION (still own shares)           9.59%      4.30%      16.41%      10.01%      2.79%      3.15%      8.46%      6.60%
------------------------------------------------------------------------------------------------------------------------------------
POST-LIQUIDATION (shares were sold)          6.62%      3.42%      11.08%       7.26%      2.49%      2.87%      7.61%      6.30%
------------------------------------------------------------------------------------------------------------------------------------

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN PERFORMANCE DATA QUOTED. TO OBTAIN PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH END, PLEASE VISIT WWW.SCHWAB.COM/SCHWABFUNDS.

PERFORMANCE OF A HYPOTHETICAL $10,000 INVESTMENT 2

This graph shows performance over ten years of a hypothetical $10,000 investment in the fund's Investor Shares, compared with a similar investment in its benchmark and an additional index.

$23,363 INVESTOR SHARES

$24,148 SCHWAB 1000 INDEX(R)

$23,539 S&P 500(R) INDEX

[LINE GRAPH]

                       INVESTOR   SCHWAB 1000   S&P 500(R)
                        SHARES      INDEX(R)      INDEX
30-Apr-96               $10,000     $10,000      $10,000
31-May-96               $10,237     $10,242      $10,257
30-Jun-96               $10,209     $10,225      $10,296
31-Jul-96                $9,724      $9,741       $9,841
31-Aug-96                $9,989     $10,003      $10,049
30-Sep-96               $10,545     $10,563      $10,613
31-Oct-96               $10,760     $10,777      $10,906
30-Nov-96               $11,536     $11,557      $11,731
31-Dec-96               $11,341     $11,369      $11,498
31-Jan-97               $11,993     $12,028      $12,216
28-Feb-97               $12,038     $12,070      $12,312
31-Mar-97               $11,502     $11,544      $11,808
30-Apr-97               $12,121     $12,153      $12,511
31-May-97               $12,891     $12,938      $13,272
30-Jun-97               $13,426     $13,485      $13,867
31-Jul-97               $14,513     $14,574      $14,969
31-Aug-97               $13,816     $13,885      $14,131
30-Sep-97               $14,558     $14,631      $14,904
31-Oct-97               $14,078     $14,151      $14,406
30-Nov-97               $14,669     $14,755      $15,073
31-Dec-97               $14,961     $15,050      $15,332
31-Jan-98               $15,068     $15,166      $15,502
28-Feb-98               $16,178     $16,297      $16,620
31-Mar-98               $17,000     $17,140      $17,471
30-Apr-98               $17,175     $17,327      $17,647
31-May-98               $16,797     $16,949      $17,344
30-Jun-98               $17,473     $17,629      $18,048
31-Jul-98               $17,231     $17,383      $17,857
31-Aug-98               $14,657     $14,787      $15,278
30-Sep-98               $15,603     $15,755      $16,257
31-Oct-98               $16,842     $17,028      $17,579
30-Nov-98               $17,890     $18,091      $18,645
31-Dec-98               $19,024     $19,237      $19,718
31-Jan-99               $19,745     $19,967      $20,543
28-Feb-99               $19,081     $19,318      $19,904
31-Mar-99               $19,847     $20,088      $20,700
30-Apr-99               $20,653     $20,917      $21,501
31-May-99               $20,177     $20,440      $20,994
30-Jun-99               $21,181     $21,474      $22,159
31-Jul-99               $20,506     $20,790      $21,467
31-Aug-99               $20,307     $20,620      $21,360
30-Sep-99               $19,768     $20,006      $20,775
31-Oct-99               $21,074     $21,356      $22,090
30-Nov-99               $21,585     $21,855      $22,539
31-Dec-99               $23,020     $23,319      $23,866
31-Jan-00               $21,939     $22,233      $22,668
29-Feb-00               $21,945     $22,262      $22,239
31-Mar-00               $23,842     $24,198      $24,414
30-Apr-00               $22,945     $23,289      $23,679
31-May-00               $22,345     $22,683      $23,194
30-Jun-00               $22,945     $23,305      $23,767
31-Jul-00               $22,608     $22,947      $23,396
31-Aug-00               $24,140     $24,507      $24,849
30-Sep-00               $23,025     $23,375      $23,537
31-Oct-00               $22,831     $23,189      $23,438
30-Nov-00               $20,882     $21,212      $21,591
31-Dec-00               $21,129     $21,458      $21,697
31-Jan-01               $21,848     $22,173      $22,467
28-Feb-01               $19,823     $20,119      $20,418
31-Mar-01               $18,472     $18,750      $19,124
30-Apr-01               $19,978     $20,290      $20,610
31-May-01               $20,105     $20,424      $20,748
30-Jun-01               $19,662     $19,978      $20,244
31-Jul-01               $19,397     $19,716      $20,045
31-Aug-01               $18,161     $18,466      $18,790
30-Sep-01               $16,636     $16,918      $17,272
31-Oct-01               $17,010     $17,304      $17,602
30-Nov-01               $18,310     $18,630      $18,952
31-Dec-01               $18,539     $18,869      $19,119
31-Jan-02               $18,325     $18,654      $18,840
28-Feb-02               $17,971     $18,299      $18,476
31-Mar-02               $18,690     $19,039      $19,171
30-Apr-02               $17,675     $18,009      $18,009
31-May-02               $17,506     $17,841      $17,876
30-Jun-02               $16,242     $16,552      $16,603
31-Jul-02               $15,023     $15,313      $15,310
31-Aug-02               $15,116     $15,412      $15,409
30-Sep-02               $13,543     $13,811      $13,734
31-Oct-02               $14,652     $14,948      $14,943
30-Nov-02               $15,499     $15,814      $15,823
31-Dec-02               $14,610     $14,910      $14,894
31-Jan-03               $14,246     $14,546      $14,504
28-Feb-03               $14,011     $14,309      $14,286
31-Mar-03               $14,169     $14,471      $14,425
30-Apr-03               $15,298     $15,627      $15,614
31-May-03               $16,126     $16,485      $16,436
30-Jun-03               $16,332     $16,701      $16,647
31-Jul-03               $16,661     $17,042      $16,940
31-Aug-03               $17,002     $17,403      $17,270
30-Sep-03               $16,802     $17,206      $17,087
31-Oct-03               $17,778     $18,212      $18,054
30-Nov-03               $17,978     $18,420      $18,213
31-Dec-03               $18,810     $19,280      $19,167
31-Jan-04               $19,142     $19,630      $19,520
29-Feb-04               $19,416     $19,920      $19,791
31-Mar-04               $19,166     $19,668      $19,493
30-Apr-04               $18,816     $19,313      $19,187
31-May-04               $19,077     $19,587      $19,449
30-Jun-04               $19,410     $19,942      $19,827
31-Jul-04               $18,727     $19,243      $19,170
31-Aug-04               $18,804     $19,329      $19,247
30-Sep-04               $19,041     $19,582      $19,455
31-Oct-04               $19,339     $19,893      $19,753
30-Nov-04               $20,141     $20,729      $20,553
31-Dec-04               $20,845     $21,462      $21,251
31-Jan-05               $20,315     $20,924      $20,733
28-Feb-05               $20,749     $21,378      $21,168
31-Mar-05               $20,418     $21,013      $20,794
30-Apr-05               $20,032     $20,615      $20,399
31-May-05               $20,749     $21,361      $21,047
30-Jun-05               $20,858     $21,480      $21,077
31-Jul-05               $21,659     $22,318      $21,861
31-Aug-05               $21,460     $22,115      $21,662
30-Sep-05               $21,617     $22,280      $21,837
31-Oct-05               $21,279     $21,939      $21,473
30-Nov-05               $22,099     $22,796      $22,284
31-Dec-05               $22,106     $22,817      $22,291
31-Jan-06               $22,747     $23,497      $22,882
28-Feb-06               $22,747     $23,489      $22,943
31-Mar-06               $23,095     $23,865      $23,228
30-Apr-06               $23,363     $24,148      $23,539

  All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

1 The pre-tax total return and the graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. After-tax returns are calculated using the highest historical individual federal marginal income tax rates in effect as of 4/30/06 and do not reflect the impact of state and local taxes or the alternative minimum tax. Actual returns depend on an investor's situation and may differ from those shown. After-tax returns may not be relevant to investors who hold their fund shares through tax-deferred arrangements. Pre-liquidation after-tax returns reflect the tax effects of purchases and sales of securities within the fund portfolios and assume investors continue to hold fund shares at the end of the measurement periods. Post-liquidation figures assume investors sold fund shares at the end of the measurement periods and reflect both the effects of taxable distributions and any taxable gains or losses realized upon the sale of shares. Source for category information: Morningstar, Inc. Some funds in this category may not use tax-efficient strategies.

2 Fund expenses have been partially absorbed by CSIM and Schwab. Without these reductions, the fund's returns would have been lower.


14 Schwab Equity Index Funds

SCHWAB 1000 INDEX FUND

SELECT SHARES(R) PERFORMANCE as of 4/30/06

PRE- AND POST-TAX AVERAGE ANNUAL TOTAL RETURNS 1

This bar chart compares pre-tax performance of the fund's Select Shares with its benchmark and Morningstar category. The table below the chart shows two types of after-tax returns.

[BAR CHART]

                                Fund:
                            SELECT SHARES       Benchmark:      Fund Category:
                            Ticker Symbol:     SCHWAB 1000       MORNINGSTAR
                                SNXSX            INDEX(R)      LARGE-CAP BLEND
6 MONTHS                         9.87%            10.07%           10.20%
1 YEAR                          16.81%            17.14%           16.91%
5 YEARS 2                        3.32%             3.54%            2.61%
SINCE INCEPTION: 5/19/97 2       7.26%             7.47%            6.51%

                                                 6 MONTHS               1 YEAR                 5 YEARS            SINCE INCEPTION
                                             Fund:                 Fund:                   Fund:                 Fund:
                                            SELECT      Fund      SELECT      Fund        SELECT      Fund      SELECT      Fund
                                            SHARES    Category:   SHARES    Category:     SHARES    Category:   SHARES    Category:
                                            Ticker   MORNINGSTAR  Ticker   MORNINGSTAR    Ticker   MORNINGSTAR  Ticker   MORNINGSTAR
                                            Symbol:   LARGE-CAP   Symbol:   LARGE-CAP     Symbol:   LARGE-CAP   Symbol:   LARGE-CAP
TOTAL RETURNS AFTER TAX                      SNXSX      BLEND      SNXSX      BLEND        SNXSX      BLEND      SNXSX      BLEND
------------------------------------------------------------------------------------------------------------------------------------
PRE-LIQUIDATION (still own shares)           9.64%      4.30%      16.57%      10.01%      2.89%      3.15%      6.84%      n/a
------------------------------------------------------------------------------------------------------------------------------------
POST-LIQUIDATION (shares were sold)          6.70%      3.42%      11.23%       7.26%      2.59%      2.87%      6.12%      n/a
------------------------------------------------------------------------------------------------------------------------------------

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN PERFORMANCE DATA QUOTED. TO OBTAIN PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH END, PLEASE VISIT WWW.SCHWAB.COM/SCHWABFUNDS.

PERFORMANCE OF A HYPOTHETICAL $50,000 INVESTMENT 2

This graph shows performance since inception of a hypothetical $50,000 investment (the minimum investment for this share class) in the fund's Select Shares, compared with a similar investment in its benchmark and an additional index.

$93,615 SELECT SHARES

$95,304 SCHWAB 1000 INDEX(R)

$90,330 S&P 500(R) INDEX

[LINE GRAPH]

                       SELECT     SCHWAB 1000    S&P 500(R)
                       SHARES       INDEX(R)       INDEX
19-May-97              $50,000      $50,000       $50,000
31-May-97              $51,040      $51,064       $50,930
30-Jun-97              $53,180      $53,222       $53,212
31-Jul-97              $57,490      $57,518       $57,442
31-Aug-97              $54,750      $54,801       $54,225
30-Sep-97              $57,685      $57,746       $57,191
31-Oct-97              $55,785      $55,851       $55,281
30-Nov-97              $58,150      $58,233       $57,841
31-Dec-97              $59,325      $59,398       $58,836
31-Jan-98              $59,725      $59,855       $59,489
28-Feb-98              $64,145      $64,318       $63,778
31-Mar-98              $67,405      $67,648       $67,043
30-Apr-98              $68,100      $68,387       $67,720
31-May-98              $66,625      $66,893       $66,556
30-Jun-98              $69,305      $69,578       $69,258
31-Jul-98              $68,345      $68,606       $68,524
31-Aug-98              $58,140      $58,362       $58,629
30-Sep-98              $61,915      $62,179       $62,387
31-Oct-98              $66,825      $67,206       $67,459
30-Nov-98              $71,000      $71,400       $71,547
31-Dec-98              $75,505      $75,922       $75,668
31-Jan-99              $78,385      $78,805       $78,831
28-Feb-99              $75,750      $76,244       $76,379
31-Mar-99              $78,795      $79,282       $79,434
30-Apr-99              $82,015      $82,553       $82,509
31-May-99              $80,120      $80,671       $80,561
30-Jun-99              $84,110      $84,753       $85,033
31-Jul-99              $81,450      $82,052       $82,380
31-Aug-99              $80,665      $81,380       $81,968
30-Sep-99              $78,545      $78,960       $79,721
31-Oct-99              $83,725      $84,287       $84,767
30-Nov-99              $85,755      $86,255       $86,491
31-Dec-99              $91,470      $92,034       $91,585
31-Jan-00              $87,180      $87,747       $86,987
29-Feb-00              $87,225      $87,861       $85,341
31-Mar-00              $94,765      $95,504       $93,687
30-Apr-00              $91,200      $91,917       $90,867
31-May-00              $88,835      $89,525       $89,004
30-Jun-00              $91,220      $91,977       $91,203
31-Jul-00              $89,905      $90,566       $89,780
31-Aug-00              $95,990      $96,722       $95,356
30-Sep-00              $91,585      $92,255       $90,322
31-Oct-00              $90,810      $91,519       $89,942
30-Nov-00              $83,065      $83,717       $82,855
31-Dec-00              $84,050      $84,689       $83,261
31-Jan-01              $86,935      $87,511       $86,217
28-Feb-01              $78,875      $79,404       $78,354
31-Mar-01              $73,515      $74,002       $73,386
30-Apr-01              $79,515      $80,081       $79,088
31-May-01              $80,020      $80,608       $79,618
30-Jun-01              $78,280      $78,847       $77,683
31-Jul-01              $77,225      $77,815       $76,922
31-Aug-01              $72,325      $72,879       $72,107
30-Sep-01              $66,255      $66,771       $66,280
31-Oct-01              $67,745      $68,296       $67,546
30-Nov-01              $72,920      $73,526       $72,727
31-Dec-01              $73,845      $74,470       $73,367
31-Jan-02              $72,990      $73,622       $72,296
28-Feb-02              $71,600      $72,223       $70,901
31-Mar-02              $74,445      $75,140       $73,567
30-Apr-02              $70,445      $71,078       $69,108
31-May-02              $69,775      $70,413       $68,597
30-Jun-02              $64,710      $65,326       $63,713
31-Jul-02              $59,875      $60,436       $58,750
31-Aug-02              $60,245      $60,827       $59,132
30-Sep-02              $53,980      $54,506       $52,704
31-Oct-02              $58,420      $58,995       $57,342
30-Nov-02              $61,795      $62,414       $60,719
31-Dec-02              $58,255      $58,846       $57,155
31-Jan-03              $56,805      $57,410       $55,658
28-Feb-03              $55,865      $56,475       $54,823
31-Mar-03              $56,500      $57,115       $55,355
30-Apr-03              $61,025      $61,676       $59,916
31-May-03              $64,355      $65,062       $63,073
30-Jun-03              $65,175      $65,913       $63,881
31-Jul-03              $66,490      $67,261       $65,005
31-Aug-03              $67,875      $68,686       $66,273
30-Sep-03              $67,075      $67,908       $65,570
31-Oct-03              $70,990      $71,880       $69,281
30-Nov-03              $71,790      $72,699       $69,891
31-Dec-03              $75,105      $76,095       $73,553
31-Jan-04              $76,455      $77,473       $74,907
29-Feb-04              $77,550      $78,618       $75,948
31-Mar-04              $76,550      $77,622       $74,801
30-Apr-04              $75,175      $76,223       $73,627
31-May-04              $76,220      $77,305       $74,635
30-Jun-04              $77,575      $78,705       $76,083
31-Jul-04              $74,840      $75,948       $73,565
31-Aug-04              $75,175      $76,288       $73,859
30-Sep-04              $76,125      $77,284       $74,657
31-Oct-04              $77,310      $78,514       $75,799
30-Nov-04              $80,540      $81,812       $78,869
31-Dec-04              $83,375      $84,706       $81,551
31-Jan-05              $81,255      $82,583       $79,561
28-Feb-05              $82,990      $84,375       $81,232
31-Mar-05              $81,685      $82,931       $79,794
30-Apr-05              $80,145      $81,362       $78,278
31-May-05              $83,035      $84,306       $80,767
30-Jun-05              $83,470      $84,774       $80,880
31-Jul-05              $86,700      $88,082       $83,889
31-Aug-05              $85,905      $87,281       $83,125
30-Sep-05              $86,555      $87,934       $83,799
31-Oct-05              $85,205      $86,587       $82,399
30-Nov-05              $88,485      $89,968       $85,514
31-Dec-05              $88,555      $90,054       $85,540
31-Jan-06              $91,120      $92,737       $87,806
28-Feb-06              $91,145      $92,706       $88,043
31-Mar-06              $92,540      $94,187       $89,135
30-Apr-06              $93,615      $95,304       $90,330

  All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

1 The pre-tax total return and the graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. After-tax returns are calculated using the highest historical individual federal marginal income tax rates in effect as of 4/30/06 and do not reflect the impact of state and local taxes or the alternative minimum tax. Actual returns depend on an investor's situation and may differ from those shown. After-tax returns may not be relevant to investors who hold their fund shares through tax-deferred arrangements. Pre-liquidation after-tax returns reflect the tax effects of purchases and sales of securities within the fund portfolios and assume investors continue to hold fund shares at the end of the measurement periods. Post-liquidation figures assume investors sold fund shares at the end of the measurement periods and reflect both the effects of taxable distributions and any taxable gains or losses realized upon the sale of shares. Source for category information: Morningstar, Inc. Some funds in this category may not use tax-efficient strategies.

2 Fund expenses have been partially absorbed by CSIM and Schwab. Without these reductions, the fund's returns would have been lower.


                                                    Schwab Equity Index Funds 15

SCHWAB 1000 INDEX FUND

FUND FACTS as of 4/30/06

STYLE ASSESSMENT 1

[GRAPHIC]

                         INVESTMENT STYLE
                     Value     Blend     Growth
MARKET CAP
  Large               / /       /X/       / /
  Medium              / /       / /       / /
  Small               / /       / /       / /

STATISTICS

NUMBER OF HOLDINGS                                                         994
--------------------------------------------------------------------------------
WEIGHTED AVERAGE MARKET CAP ($ x 1,000,000)                              $18,068
--------------------------------------------------------------------------------
PRICE/EARNINGS RATIO (P/E)                                                19.3
--------------------------------------------------------------------------------
PRICE/BOOK RATIO (P/B)                                                     3.1
--------------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE 2                                                   5%
--------------------------------------------------------------------------------
MINIMUM INITIAL INVESTMENT 3
 Investor Shares                                                          $2,500
  ($1,000 for retirement, education and custodial accounts)
 Select Shares                                                           $50,000
--------------------------------------------------------------------------------

TOP HOLDINGS 4

                                                                         % OF
SECURITY                                                              NET ASSETS
--------------------------------------------------------------------------------
(1)  EXXON MOBIL CORP.                                                   2.7%
--------------------------------------------------------------------------------
(2)  GENERAL ELECTRIC CO.                                                2.5%
--------------------------------------------------------------------------------
(3)  CITIGROUP, INC.                                                     1.8%
--------------------------------------------------------------------------------
(4)  MICROSOFT CORP.                                                     1.8%
--------------------------------------------------------------------------------
(5)  BANK OF AMERICA CORP.                                               1.6%
--------------------------------------------------------------------------------
(6)  PROCTER & GAMBLE CO.                                                1.4%
--------------------------------------------------------------------------------
(7)  PFIZER, INC.                                                        1.3%
--------------------------------------------------------------------------------
(8)  WAL-MART STORES, INC.                                               1.2%
--------------------------------------------------------------------------------
(9)  JOHNSON & JOHNSON                                                   1.2%
--------------------------------------------------------------------------------
(10) AMERICAN INTERNATIONAL GROUP, INC.                                  1.2%
--------------------------------------------------------------------------------
     TOTAL                                                              16.7%

SECTOR WEIGHTINGS % of Investments

This chart shows the fund's sector composition as of the report date. A sector is a portion of the overall stock market that is made up of industries whose business components share similar characteristics.

[PIE CHART]

22.7%  FINANCIALS

15.7%  INFORMATION TECHNOLOGY

11.5%  HEALTH CARE

11.3%  CONSUMER DISCRETIONARY

11.2%  INDUSTRIALS

 9.4%  ENERGY

 8.9%  CONSUMER STAPLES

 3.2%  MATERIALS

 3.0%  UTILITIES

 3.0%  TELECOMMUNICATION SERVICES

 0.1%  OTHER

  Portfolio holdings may have changed since the report date.

  Source of Sector Classification: S&P and MSCI.

1 Source: Morningstar, Inc. This style assessment is the result of evaluating the fund based on a ten-factor model for value and growth characteristics. The fund's market capitalization placement is determined by the geometric mean of its holdings' market capitalizations. The assessment reflects the fund's portfolio as of 4/30/06, which may have changed since then, and is not a precise indication of risk or performance--past, present, or future.

2 Not annualized.

3 Please see prospectus for further detail and eligibility requirements.

4 This list is not a recommendation of any security by the investment adviser.


16 Schwab Equity Index Funds

SCHWAB SMALL-CAP INDEX FUND(R)

INVESTOR SHARES PERFORMANCE as of 4/30/06

PRE- AND POST-TAX AVERAGE ANNUAL TOTAL RETURNS 1

This bar chart compares pre-tax performance of the fund's Investor Shares with its benchmark and Morningstar category. The table below the chart shows two types of after-tax returns.

[BAR GRAPH]

                       Fund:
                  INVESTOR SHARES      Benchmark:       Fund Category:
                  Ticker Symbol:    SCHWAB SMALL-CAP     MORNINGSTAR
                      SWSMX             INDEX(R)       SMALL-CAP BLEND
6  MONTHS             16.80%             16.96%             18.15%
1  YEAR               30.81%             31.09%             31.47%
5  YEARS 2             9.26%              9.43%             12.29%
10 YEARS 2             9.42%             10.25%             11.57%

                                             6 MONTHS                 1 YEAR                5 YEARS                10 YEARS
                                         Fund:                  Fund:                   Fund:                   Fund:
                                       INVESTOR     Fund      INVESTOR      Fund      INVESTOR      Fund      INVESTOR      Fund
                                        SHARES    Category:    SHARES     Category:    SHARES     Category:    SHARES     Category:
                                        Ticker   MORNINGSTAR   Ticker    MORNINGSTAR   Ticker    MORNINGSTAR   Ticker    MORNINGSTAR
                                        Symbol:   SMALL-CAP    Symbol:    SMALL-CAP    Symbol:    SMALL-CAP    Symbol:    SMALL-CAP
TOTAL RETURNS AFTER TAX                  SWSMX      BLEND       SWSMX       BLEND       SWSMX       BLEND       SWSMX       BLEND
------------------------------------------------------------------------------------------------------------------------------------
PRE-LIQUIDATION (still own shares)      16.59%      10.34%      30.57%      19.83%      8.86%      12.53%       8.64%     10.15%
------------------------------------------------------------------------------------------------------------------------------------
POST-LIQUIDATION (shares were sold)     11.16%       8.73%      20.30%      15.15%      7.83%      11.45%       7.89%      9.79%
------------------------------------------------------------------------------------------------------------------------------------

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN PERFORMANCE DATA QUOTED. TO OBTAIN PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH END, PLEASE VISIT WWW.SCHWAB.COM/SCHWABFUNDS.

PERFORMANCE OF A HYPOTHETICAL $10,000 INVESTMENT 2

This graph shows performance over ten years of a hypothetical $10,000 investment in the fund's Investor Shares, compared with a similar investment in its benchmark and an additional index.

$24,590  INVESTOR SHARES

$26,544  SCHWAB SMALL-CAP INDEX(R)

$24,951  RUSSELL 2000(R) INDEX

[LINE GRAPH]

                                   SCHWAB      RUSSELL
                     INVESTOR     SMALL-CAP    2000(R)
                      SHARES      INDEX(R)     INDEX
30-Apr-96            $10,000      $10,000     $10,000
31-May-96            $10,349      $10,342     $10,394
30-Jun-96             $9,963      $10,012      $9,967
31-Jul-96             $9,096       $9,204      $9,097
31-Aug-96             $9,650       $9,788      $9,625
30-Sep-96            $10,080      $10,148     $10,002
31-Oct-96             $9,898       $9,974      $9,848
30-Nov-96            $10,320      $10,371     $10,253
31-Dec-96            $10,438      $10,564     $10,522
31-Jan-97            $10,717      $10,813     $10,732
28-Feb-97            $10,343      $10,550     $10,473
31-Mar-97             $9,824      $10,036      $9,978
30-Apr-97             $9,897      $10,066     $10,006
31-May-97            $11,068      $11,299     $11,119
30-Jun-97            $11,602      $11,882     $11,596
31-Jul-97            $12,384      $12,560     $12,135
31-Aug-97            $12,618      $12,842     $12,413
30-Sep-97            $13,562      $13,850     $13,322
31-Oct-97            $12,969      $13,245     $12,737
30-Nov-97            $12,838      $13,125     $12,654
31-Dec-97            $13,120      $13,400     $12,876
31-Jan-98            $12,797      $13,189     $12,672
28-Feb-98            $13,810      $14,280     $13,609
31-Mar-98            $14,420      $14,923     $14,169
30-Apr-98            $14,493      $15,025     $14,247
31-May-98            $13,620      $14,142     $13,479
30-Jun-98            $13,641      $14,182     $13,508
31-Jul-98            $12,570      $13,091     $12,413
31-Aug-98            $10,117      $10,567     $10,003
30-Sep-98            $10,786      $11,230     $10,786
31-Oct-98            $11,299      $11,762     $11,226
30-Nov-98            $11,894      $12,372     $11,814
31-Dec-98            $12,651      $13,177     $12,546
31-Jan-99            $12,675      $13,234     $12,712
28-Feb-99            $11,616      $12,128     $11,683
31-Mar-99            $11,779      $12,361     $11,865
30-Apr-99            $12,706      $13,491     $12,928
31-May-99            $12,932      $13,727     $13,117
30-Jun-99            $13,648      $14,626     $13,710
31-Jul-99            $13,578      $14,512     $13,334
31-Aug-99            $13,173      $14,102     $12,841
30-Sep-99            $13,305      $14,223     $12,843
31-Oct-99            $13,554      $14,457     $12,896
30-Nov-99            $14,395      $15,360     $13,666
31-Dec-99            $15,713      $16,824     $15,213
31-Jan-00            $15,120      $16,194     $14,968
29-Feb-00            $17,124      $18,313     $17,439
31-Mar-00            $16,602      $17,833     $16,290
30-Apr-00            $15,782      $16,971     $15,309
31-May-00            $15,040      $16,148     $14,417
30-Jun-00            $16,313      $17,497     $15,674
31-Jul-00            $15,666      $16,818     $15,169
31-Aug-00            $17,242      $18,508     $16,326
30-Sep-00            $16,719      $17,944     $15,846
31-Oct-00            $16,430      $17,615     $15,140
30-Nov-00            $14,854      $15,938     $13,585
31-Dec-00            $16,299      $17,482     $14,752
31-Jan-01            $16,565      $17,718     $15,520
28-Feb-01            $15,314      $16,381     $14,502
31-Mar-01            $14,621      $15,641     $13,793
30-Apr-01            $15,793      $16,908     $14,872
31-May-01            $16,219      $17,362     $15,238
30-Jun-01            $16,939      $18,139     $15,763
31-Jul-01            $16,175      $17,333     $14,910
31-Aug-01            $15,722      $16,842     $14,429
30-Sep-01            $13,502      $14,469     $12,487
31-Oct-01            $14,187      $15,193     $13,217
30-Nov-01            $15,225      $16,314     $14,240
31-Dec-01            $16,153      $17,297     $15,119
31-Jan-02            $15,572      $16,653     $14,962
28-Feb-02            $15,018      $16,061     $14,552
31-Mar-02            $16,319      $17,463     $15,722
30-Apr-02            $16,236      $17,369     $15,865
31-May-02            $15,488      $16,574     $15,160
30-Jun-02            $14,676      $15,703     $14,408
31-Jul-02            $12,673      $13,554     $12,233
31-Aug-02            $12,738      $13,633     $12,202
30-Sep-02            $11,916      $12,752     $11,326
31-Oct-02            $12,248      $13,107     $11,690
30-Nov-02            $13,190      $14,115     $12,732
31-Dec-02            $12,524      $13,418     $12,023
31-Jan-03            $11,937      $12,754     $11,690
28-Feb-03            $11,535      $12,338     $11,337
31-Mar-03            $11,676      $12,492     $11,483
30-Apr-03            $12,888      $13,800     $12,572
31-May-03            $14,277      $15,283     $13,921
30-Jun-03            $14,529      $15,559     $14,173
31-Jul-03            $15,285      $16,380     $15,060
31-Aug-03            $16,031      $17,181     $15,750
30-Sep-03            $15,695      $16,827     $15,458
31-Oct-03            $16,991      $18,219     $16,757
30-Nov-03            $17,588      $18,864     $17,352
31-Dec-03            $17,955      $19,274     $17,704
31-Jan-04            $18,462      $19,804     $18,472
29-Feb-04            $18,537      $19,884     $18,639
31-Mar-04            $18,612      $19,972     $18,812
30-Apr-04            $17,683      $18,977     $17,852
31-May-04            $17,965      $19,291     $18,136
30-Jun-04            $18,809      $20,204     $18,900
31-Jul-04            $17,552      $18,865     $17,628
31-Aug-04            $17,421      $18,725     $17,538
30-Sep-04            $18,321      $19,706     $18,361
31-Oct-04            $18,687      $20,111     $18,722
30-Nov-04            $20,291      $21,841     $20,345
31-Dec-04            $20,912      $22,501     $20,948
31-Jan-05            $20,110      $21,657     $20,074
28-Feb-05            $20,496      $22,076     $20,413
31-Mar-05            $19,912      $21,415     $19,830
30-Apr-05            $18,798      $20,249     $18,693
31-May-05            $20,091      $21,657     $19,918
30-Jun-05            $20,771      $22,389     $20,687
31-Jul-05            $22,044      $23,774     $21,998
31-Aug-05            $21,620      $23,319     $21,591
30-Sep-05            $21,724      $23,427     $21,658
31-Oct-05            $21,053      $22,695     $20,987
30-Nov-05            $22,025      $23,760     $22,005
31-Dec-05            $21,887      $23,615     $21,903
31-Jan-06            $23,645      $25,500     $23,868
28-Feb-06            $23,511      $25,381     $23,801
31-Mar-06            $24,495      $26,440     $24,956
30-Apr-06            $24,590      $26,544     $24,951

  All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

1 The pre-tax total return and the graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. After-tax returns are calculated using the highest historical individual federal marginal income tax rates in effect as of 4/30/06 and do not reflect the impact of state and local taxes or the alternative minimum tax. Actual returns depend on an investor's situation and may differ from those shown. After-tax returns may not be relevant to investors who hold their fund shares through tax-deferred arrangements. Pre-liquidation after-tax returns reflect the tax effects of purchases and sales of securities within the fund portfolios and assume investors continue to hold fund shares at the end of the measurement periods. Post-liquidation figures assume investors sold fund shares at the end of the measurement periods and reflect both the effects of taxable distributions and any taxable gains or losses realized upon the sale of shares. Source for category information: Morningstar, Inc. Some funds in this category may not use tax-efficient strategies.

2 Fund expenses have been partially absorbed by CSIM and Schwab. Without these reductions, the fund's returns would have been lower.


                                                    Schwab Equity Index Funds 17

SCHWAB SMALL-CAP INDEX FUND

SELECT SHARES(R) PERFORMANCE as of 4/30/06

PRE- AND POST-TAX AVERAGE ANNUAL TOTAL RETURNS 1, 2

This bar chart compares pre-tax performance of the fund's Select Shares with its benchmark and Morningstar category. The table below the chart shows two types of after-tax returns.

[BAR CHART]

                                     Fund:
                                    SELECT       Benchmark:
                                    SHARES         SCHWAB        Fund Category:
                                Ticker Symbol:   SMALL-CAP         MORNINGSTAR
                                    SWSSX         INDEX(R)       SMALL-CAP BLEND
6 MONTHS                            16.87%         16.96%            18.15%
1 YEAR                              31.06%         31.09%            31.47%
5 YEARS                              9.41%          9.43%            12.29%
SINCE INCEPTION: 5/19/97            10.00%         10.55%            11.50%


                                         6 MONTHS                  1 YEAR                5 YEARS                SINCE INCEPTION
                                      Fund:                   Fund:                  Fund:                   Fund:
                                     SELECT      Fund        SELECT      Fund       SELECT       Fund       SELECT       Fund
                                     SHARES    Category:     SHARES    Category:    SHARES     Category:    SHARES     Category:
                                     Ticker   MORNINGSTAR    Ticker   MORNINGSTAR   Ticker    MORNINGSTAR   Ticker    MORNINGSTAR
                                     Symbol:   SMALL-CAP     Symbol:   SMALL-CAP    Symbol:    SMALL-CAP    Symbol:    SMALL-CAP
TOTAL RETURNS AFTER TAX              SWSSX       BLEND       SWSSX       BLEND      SWSSX        BLEND      SWSSX        BLEND
------------------------------------------------------------------------------------------------------------------------------------
PRE-LIQUIDATION (still own shares)   16.63%     10.34%       30.78%     19.83%      8.96%      12.53%       9.11%        n/a
------------------------------------------------------------------------------------------------------------------------------------
POST-LIQUIDATION (shares were sold)  11.24%      8.73%       20.50%     15.15%      7.93%      11.45%       8.32%        n/a
------------------------------------------------------------------------------------------------------------------------------------

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN PERFORMANCE DATA QUOTED. TO OBTAIN PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH END, PLEASE VISIT WWW.SCHWAB.COM/SCHWABFUNDS.

PERFORMANCE OF A HYPOTHETICAL $50,000 INVESTMENT 2

This graph shows performance since inception of a hypothetical $50,000 investment (the minimum investment for this share class) in the fund's Select Shares, compared with a similar investment in its benchmark and an additional index.

$117,370  SELECT SHARES

$122,734  SCHWAB SMALL-CAP INDEX(R)

$116,597  RUSSELL 2000(R) INDEX

[LINE GRAPH]

                                      SCHWAB           RUSSELL
                     SELECT          SMALL-CAP          2000(R)
                     SHARES           INDEX(R)          INDEX
19-May-97           $50,000           $50,000          $50,000
31-May-97           $52,170           $52,242          $51,960
30-Jun-97           $54,690           $54,942          $54,189
31-Jul-97           $58,415           $58,075          $56,709
31-Aug-97           $59,485           $59,380          $58,008
30-Sep-97           $63,965           $64,039          $62,254
31-Oct-97           $61,205           $61,244          $59,521
30-Nov-97           $60,550           $60,687          $59,134
31-Dec-97           $61,920           $61,958          $60,169
31-Jan-98           $60,400           $60,983          $59,218
28-Feb-98           $65,175           $66,026          $63,594
31-Mar-98           $68,050           $69,002          $66,214
30-Apr-98           $68,430           $69,473          $66,578
31-May-98           $64,310           $65,391          $62,990
30-Jun-98           $64,415           $65,575          $63,122
31-Jul-98           $59,360           $60,531          $58,009
31-Aug-98           $47,790           $48,861          $46,744
30-Sep-98           $50,945           $51,924          $50,404
31-Oct-98           $53,365           $54,386          $52,460
30-Nov-98           $56,170           $57,207          $55,209
31-Dec-98           $59,775           $60,929          $58,627
31-Jan-99           $59,925           $61,193          $59,407
28-Feb-99           $54,925           $56,079          $54,595
31-Mar-99           $55,660           $57,152          $55,446
30-Apr-99           $60,070           $62,380          $60,414
31-May-99           $61,140           $63,470          $61,296
30-Jun-99           $64,555           $67,629          $64,067
31-Jul-99           $64,225           $67,099          $62,311
31-Aug-99           $62,315           $65,206          $60,006
30-Sep-99           $62,940           $65,762          $60,018
31-Oct-99           $64,115           $66,846          $60,264
30-Nov-99           $68,125           $71,021          $63,862
31-Dec-99           $74,390           $77,788          $71,091
31-Jan-00           $71,585           $74,879          $69,946
29-Feb-00           $81,065           $84,677          $81,495
31-Mar-00           $78,595           $82,458          $76,124
30-Apr-00           $74,755           $78,471          $71,541
31-May-00           $71,250           $74,666          $67,371
30-Jun-00           $77,265           $80,904          $73,245
31-Jul-00           $74,205           $77,761          $70,887
31-Aug-00           $81,655           $85,575          $76,295
30-Sep-00           $79,185           $82,968          $74,052
31-Oct-00           $77,820           $81,448          $70,749
30-Nov-00           $70,405           $73,694          $63,484
31-Dec-00           $77,230           $80,834          $68,937
31-Jan-01           $78,490           $81,923          $72,528
28-Feb-01           $72,565           $75,742          $67,770
31-Mar-01           $69,285           $72,319          $64,457
30-Apr-01           $74,875           $78,181          $69,497
31-May-01           $76,850           $80,277          $71,207
30-Jun-01           $80,300           $83,871          $73,663
31-Jul-01           $76,685           $80,145          $69,678
31-Aug-01           $74,540           $77,873          $67,427
30-Sep-01           $64,030           $66,902          $58,352
31-Oct-01           $67,265           $70,251          $61,765
30-Nov-01           $72,230           $75,432          $66,546
31-Dec-01           $76,610           $79,977          $70,652
31-Jan-02           $73,855           $77,001          $69,917
28-Feb-02           $71,230           $74,261          $68,001
31-Mar-02           $77,400           $80,744          $73,469
30-Apr-02           $77,005           $80,311          $74,137
31-May-02           $73,505           $76,636          $70,846
30-Jun-02           $69,655           $72,606          $67,332
31-Jul-02           $60,160           $62,669          $57,165
31-Aug-02           $60,465           $63,034          $57,022
30-Sep-02           $56,530           $58,961          $52,927
31-Oct-02           $58,105           $60,603          $54,626
30-Nov-02           $62,610           $65,263          $59,499
31-Dec-02           $59,485           $62,041          $56,185
31-Jan-03           $56,655           $58,974          $54,629
28-Feb-03           $54,795           $57,049          $52,979
31-Mar-03           $55,460           $57,761          $53,662
30-Apr-03           $61,255           $63,810          $58,749
31-May-03           $67,805           $70,666          $65,053
30-Jun-03           $69,000           $71,940          $66,231
31-Jul-03           $72,630           $75,736          $70,377
31-Aug-03           $76,170           $79,443          $73,600
30-Sep-03           $74,625           $77,805          $72,238
31-Oct-03           $80,775           $84,240          $78,307
30-Nov-03           $83,610           $87,223          $81,086
31-Dec-03           $85,415           $89,118          $82,732
31-Jan-04           $87,820           $91,568          $86,323
29-Feb-04           $88,180           $91,940          $87,100
31-Mar-04           $88,535           $92,345          $87,910
30-Apr-04           $84,120           $87,745          $83,427
31-May-04           $85,505           $89,198          $84,753
30-Jun-04           $89,515           $93,417          $88,321
31-Jul-04           $83,545           $87,229          $82,377
31-Aug-04           $82,920           $86,580          $81,957
30-Sep-04           $87,245           $91,115          $85,801
31-Oct-04           $88,980           $92,989          $87,491
30-Nov-04           $96,650          $100,989          $95,077
31-Dec-04           $99,570          $104,038          $97,891
31-Jan-05           $95,800          $100,139          $93,809
28-Feb-05           $97,640          $102,076          $95,394
31-Mar-05           $94,855           $99,019          $92,666
30-Apr-05           $89,555           $93,628          $87,356
31-May-05           $95,800          $100,138          $93,078
30-Jun-05           $99,035          $103,523          $96,671
31-Jul-05          $105,095          $109,926         $102,800
31-Aug-05          $103,120          $107,823         $100,898
30-Sep-05          $103,570          $108,323         $101,211
31-Oct-05          $100,425          $104,935          $98,073
30-Nov-05          $105,095          $109,860         $102,830
31-Dec-05          $104,435          $109,189         $102,357
31-Jan-06          $112,815          $117,905         $111,538
28-Feb-06          $112,220          $117,354         $111,226
31-Mar-06          $116,915          $122,252         $116,620
30-Apr-06          $117,370          $122,734         $116,597

  All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

1 The pre-tax total return and the graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. After-tax returns are calculated using the highest historical individual federal marginal income tax rates in effect as of 4/30/06 and do not reflect the impact of state and local taxes or the alternative minimum tax. Actual returns depend on an investor's situation and may differ from those shown. After-tax returns may not be relevant to investors who hold their fund shares through tax-deferred arrangements. Pre-liquidation after-tax returns reflect the tax effects of purchases and sales of securities within the fund portfolios and assume investors continue to hold fund shares at the end of the measurement periods. Post-liquidation figures assume investors sold fund shares at the end of the measurement periods and reflect both the effects of taxable distributions and any taxable gains or losses realized upon the sale of shares. Source for category information: Morningstar, Inc. Some funds in this category may not use tax-efficient strategies.

2 Fund expenses have been partially absorbed by CSIM and Schwab. Without these reductions, the fund's returns would have been lower.


18 Schwab Equity Index Funds

SCHWAB SMALL-CAP INDEX FUND

FUND FACTS as of 4/30/06

STYLE ASSESSMENT 1

[GRAPHIC]

                           INVESTMENT STYLE
                      Value     Blend     Growth
MARKET CAP
  Large                / /       / /        / /
  Medium               / /       / /        / /
  Small                / /       /X/        / /

STATISTICS

NUMBER OF HOLDINGS                                                        1,053
--------------------------------------------------------------------------------
WEIGHTED AVERAGE MARKET CAP ($ x 1,000,000)                              $1,444
--------------------------------------------------------------------------------
PRICE/EARNINGS RATIO (P/E)                                                29.2
--------------------------------------------------------------------------------
PRICE/BOOK RATIO (P/B)                                                     2.5
--------------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE 2                                                  25%
--------------------------------------------------------------------------------
MINIMUM INITIAL INVESTMENT 3
 Investor Shares                                                         $2,500
  ($1,000 for retirement, education and custodial accounts)
 Select Shares                                                           $50,000
--------------------------------------------------------------------------------

TOP HOLDINGS 4

                                                                        % OF
SECURITY                                                              NET ASSETS
--------------------------------------------------------------------------------
(1)  PARAMETRIC TECHNOLOGY CORP.                                         0.3%
--------------------------------------------------------------------------------
(2)  CARPENTER TECHNOLOGY CORP.                                          0.2%
--------------------------------------------------------------------------------
(3)  STEEL DYNAMICS, INC.                                                0.2%
--------------------------------------------------------------------------------
(4)  HANSEN NATURAL CORP.                                                0.2%
--------------------------------------------------------------------------------
(5)  TRIMBLE NAVIGATION LTD.                                             0.2%
--------------------------------------------------------------------------------
(6)  OFFICEMAX, INC.                                                     0.2%
--------------------------------------------------------------------------------
(7)  COLDWATER CREEK, INC.                                               0.2%
--------------------------------------------------------------------------------
(8)  SUPERIOR ENERGY SERVICES, INC.                                      0.2%
--------------------------------------------------------------------------------
(9)  INVESTMENT TECHNOLOGY GROUP, INC.                                   0.2%
--------------------------------------------------------------------------------
(10) PALM, INC.                                                          0.2%
--------------------------------------------------------------------------------
     TOTAL                                                               2.1%

SECTOR WEIGHTINGS % of Investments

This chart shows the fund's sector composition as of the report date. A sector is a portion of the overall stock market that is made up of industries whose business components share similar characteristics.

[PIE CHART]

20.7%  FINANCIALS

17.9%  INFORMATION TECHNOLOGY

16.7%  CONSUMER DISCRETIONARY

14.5%  INDUSTRIALS

 9.4%  HEALTH CARE

 8.1%  ENERGY

 4.9%  MATERIALS

 3.2%  CONSUMER STAPLES

 3.1%  UTILITIES

 1.3%  TELECOMMUNICATION SERVICES

 0.2%  OTHER

  Portfolio holdings may have changed since the report date.
  Source of Sector Classification: S&P and MSCI.

1 Source: Morningstar, Inc. This style assessment is the result of evaluating the fund based on a ten-factor model for value and growth characteristics. The fund's market capitalization placement is determined by the geometric mean of its holdings' market capitalizations. The assessment reflects the fund's portfolio as of 4/30/06, which may have changed since then, and is not a precise indication of risk or performance--past, present, or future.

2 Not annualized.

3 Please see prospectus for further detail and eligibility requirements.

4 This list is not a recommendation of any security by the investment adviser.


                                                    Schwab Equity Index Funds 19

SCHWAB TOTAL STOCK MARKET INDEX FUND(R)

INVESTOR SHARES PERFORMANCE as of 4/30/06

PRE- AND POST-TAX AVERAGE ANNUAL TOTAL RETURNS 1

This bar chart compares pre-tax performance of the fund's Investor Shares with its benchmark and Morningstar category. The table below the chart shows two types of after-tax returns.

[BAR CHART]



                                                  Benchmark:
                                      Fund:       DOW JONES
                                    INVESTOR      WILSHIRE        Fund Category:
                                     SHARES         5000           MORNINGSTAR
                                 Ticker Symbol:   COMPOSITE         LARGE-CAP
                                     SWTIX        INDEX(SM)           BLEND
6 MONTHS                             10.45%        11.05%             10.20%
1 YEAR                               17.88%        18.85%             16.91%
5 YEARS 2                             4.29%         4.54%              2.61%
SINCE INCEPTION: 6/1/99 2             2.80%         2.99%              2.44%


                                          6 MONTHS                1 YEAR                  5 YEARS                SINCE INCEPTION
                                       Fund:                  Fund:                    Fund:                   Fund:
                                     INVESTOR                INVESTOR                INVESTOR                INVESTOR
TOTAL RETURNS AFTER TAX               SHARES  Fund Category:  SHARES  Fund Category:  SHARES  Fund Category:  SHARES  Fund Category:
                                      Ticker   MORNINGSTAR    Ticker   MORNINGSTAR    Ticker   MORNINGSTAR    Ticker   MORNINGSTAR
                                      Symbol:   LARGE-CAP     Symbol:   LARGE-CAP     Symbol:   LARGE-CAP     Symbol:   LARGE-CAP
                                       SWTIX      BLEND       SWTIX       BLEND        SWTIX      BLEND        SWTIX      BLEND
------------------------------------------------------------------------------------------------------------------------------------
PRE-LIQUIDATION (still own shares)    10.26%      4.30%       17.68%      10.01%       3.93%      3.15%        2.48%       n/a
------------------------------------------------------------------------------------------------------------------------------------
POST-LIQUIDATION (shares were sold)    7.02%      3.42%       11.87%       7.26%       3.47%      2.87%        2.21%       n/a
------------------------------------------------------------------------------------------------------------------------------------

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN PERFORMANCE DATA QUOTED. TO OBTAIN PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH END, PLEASE VISIT WWW.SCHWAB.COM/SCHWABFUNDS.

PERFORMANCE OF A HYPOTHETICAL $10,000 INVESTMENT 2

This graph shows performance since inception of a hypothetical $10,000 investment in the fund's Investor Shares, compared with a similar investment in its benchmark.

$12,108  INVESTOR SHARES

$12,263  DOW JONES WILSHIRE 5000 COMPOSITE INDEX(SM)

[LINE GRAPH]

                                         DOW JONES
                                       WILSHIRE 5000
                     INVESTOR            COMPOSITE
                      SHARES             INDEX(SM)
01-Jun-99             $10,000             $10,000
30-Jun-99             $10,515             $10,518
31-Jul-99             $10,165             $10,180
31-Aug-99             $10,070             $10,086
30-Sep-99              $9,820              $9,822
31-Oct-99             $10,435             $10,447
30-Nov-99             $10,790             $10,797
31-Dec-99             $11,605             $11,617
31-Jan-00             $11,108             $11,135
29-Feb-00             $11,374             $11,384
31-Mar-00             $12,022             $12,060
30-Apr-00             $11,399             $11,432
31-May-00             $11,012             $11,033
30-Jun-00             $11,484             $11,519
31-Jul-00             $11,258             $11,284
31-Aug-00             $12,077             $12,104
30-Sep-00             $11,520             $11,538
31-Oct-00             $11,294             $11,294
30-Nov-00             $10,179             $10,170
31-Dec-00             $10,371             $10,351
31-Jan-01             $10,746             $10,748
28-Feb-01              $9,724              $9,729
31-Mar-01              $9,066              $9,074
30-Apr-01              $9,815              $9,821
31-May-01              $9,911              $9,919
30-Jun-01              $9,754              $9,752
31-Jul-01              $9,587              $9,591
31-Aug-01              $9,010              $9,011
30-Sep-01              $8,206              $8,202
31-Oct-01              $8,408              $8,410
30-Nov-01              $9,046              $9,054
31-Dec-01              $9,211              $9,217
31-Jan-02              $9,093              $9,102
28-Feb-02              $8,915              $8,915
31-Mar-02              $9,308              $9,305
30-Apr-02              $8,874              $8,851
31-May-02              $8,766              $8,747
30-Jun-02              $8,169              $8,132
31-Jul-02              $7,516              $7,476
31-Aug-02              $7,567              $7,520
30-Sep-02              $6,816              $6,765
31-Oct-02              $7,327              $7,283
30-Nov-02              $7,740              $7,722
31-Dec-02              $7,320              $7,294
31-Jan-03              $7,139              $7,111
28-Feb-03              $7,010              $6,990
31-Mar-03              $7,098              $7,069
30-Apr-03              $7,656              $7,649
31-May-03              $8,105              $8,116
30-Jun-03              $8,229              $8,237
31-Jul-03              $8,415              $8,435
31-Aug-03              $8,611              $8,637
30-Sep-03              $8,513              $8,542
31-Oct-03              $9,030              $9,064
30-Nov-03              $9,164              $9,190
31-Dec-03              $9,566              $9,603
31-Jan-04              $9,769              $9,817
29-Feb-04              $9,910              $9,961
31-Mar-04              $9,811              $9,854
30-Apr-04              $9,603              $9,644
31-May-04              $9,733              $9,777
30-Jun-04              $9,936              $9,981
31-Jul-04              $9,571              $9,599
31-Aug-04              $9,603              $9,631
30-Sep-04              $9,764              $9,802
31-Oct-04              $9,926              $9,970
30-Nov-04             $10,379             $10,437
31-Dec-04             $10,747             $10,815
31-Jan-05             $10,467             $10,528
28-Feb-05             $10,684             $10,747
31-Mar-05             $10,504             $10,556
30-Apr-05             $10,272             $10,318
31-May-05             $10,662             $10,720
30-Jun-05             $10,752             $10,817
31-Jul-05             $11,185             $11,270
31-Aug-05             $11,074             $11,160
30-Sep-05             $11,148             $11,238
31-Oct-05             $10,963             $11,042
30-Nov-05             $11,396             $11,487
31-Dec-05             $11,393             $11,499
31-Jan-06             $11,772             $11,909
28-Feb-06             $11,772             $11,903
31-Mar-06             $11,986             $12,134
30-Apr-06             $12,108             $12,263

  All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

1 The pre-tax total return and the graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. After-tax returns are calculated using the highest historical individual federal marginal income tax rates in effect as of 4/30/06 and do not reflect the impact of state and local taxes or the alternative minimum tax. Actual returns depend on an investor's situation and may differ from those shown. After-tax returns may not be relevant to investors who hold their fund shares through tax-deferred arrangements. Pre-liquidation after-tax returns reflect the tax effects of purchases and sales of securities within the fund portfolios and assume investors continue to hold fund shares at the end of the measurement periods. Post-liquidation figures assume investors sold fund shares at the end of the measurement periods and reflect both the effects of taxable distributions and any taxable gains or losses realized upon the sale of shares. Source for category information: Morningstar, Inc. Some funds in this category may not use tax-efficient strategies.

2 Fund expenses have been partially absorbed by CSIM and Schwab. Without these reductions, the fund's returns would have been lower.


20 Schwab Equity Index Funds

SCHWAB TOTAL STOCK MARKET INDEX FUND

SELECT SHARES(R) PERFORMANCE as of 4/30/06

PRE- AND POST-TAX AVERAGE ANNUAL TOTAL RETURNS 1, 2

This bar chart compares pre-tax performance of the fund's Select Shares with its benchmark and Morningstar category. The table below the chart shows two types of after-tax returns.

[BAR CHART]

                                                 Benchmark:
                                     Fund:       DOW JONES
                                    SELECT       WILSHIRE     Fund Category:
                                    SHARES         5000        MORNINGSTAR
                                Ticker Symbol:   COMPOSITE      LARGE-CAP
                                    SWTSX        INDEX(SM)        BLEND
6 MONTHS                            10.54%         11.05%         10.20%
1 YEAR                              18.08%         18.85%         16.91%
5 YEARS                              4.46%          4.54%          2.61%
SINCE INCEPTION: 6/1/99              2.96%          2.99%          2.44%

                                          6 MONTHS                1 YEAR                  5 YEARS                SINCE INCEPTION
                                      Fund:                   Fund:                   Fund:                   Fund:
                                     SELECT                  SELECT                  SELECT                  SELECT
                                     SHARES   Fund Category: SHARES   Fund Category: SHARES   Fund Category: SHARES   Fund Category:
                                     Ticker    MORNINGSTAR   Ticker    MORNINGSTAR   Ticker    MORNINGSTAR   Ticker    MORNINGSTAR
                                     Symbol:    LARGE-CAP    Symbol:    LARGE-CAP    Symbol:    LARGE-CAP    Symbol:    LARGE-CAP
TOTAL RETURNS AFTER TAX              SWTSX        BLEND      SWTSX        BLEND      SWTSX        BLEND      SWTSX        BLEND
------------------------------------------------------------------------------------------------------------------------------------
PRE-LIQUIDATION (still own shares)   10.04%       4.30%      17.55%       10.01%      4.00%       3.15%       2.55%        n/a
------------------------------------------------------------------------------------------------------------------------------------
POST-LIQUIDATION (shares were sold)   6.84%       3.42%      11.74%        7.26%      3.54%       2.87%       2.28%        n/a
------------------------------------------------------------------------------------------------------------------------------------

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN PERFORMANCE DATA QUOTED. TO OBTAIN PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH END, PLEASE VISIT WWW.SCHWAB.COM/SCHWABFUNDS.

PERFORMANCE OF A HYPOTHETICAL $50,000 INVESTMENT 2

This graph shows performance since inception of a hypothetical $50,000 investment (the minimum investment for this share class) in the fund's Select Shares, compared with a similar investment in its benchmark.

$61,175  SELECT SHARES

$61,314  DOW JONES WILSHIRE 5000 COMPOSITE INDEX(SM)

[LINE GRAPH]

                                       DOW JONES
                                     WILSHIRE 5000
                      SELECT           COMPOSITE
                      SHARES           INDEX(SM)
01-Jun-99            $50,000            $50,000
30-Jun-99            $52,600            $52,590
31-Jul-99            $50,850            $50,902
31-Aug-99            $50,350            $50,428
30-Sep-99            $49,125            $49,112
31-Oct-99            $52,225            $52,236
30-Nov-99            $53,975            $53,986
31-Dec-99            $58,065            $58,083
31-Jan-00            $55,605            $55,673
29-Feb-00            $56,935            $56,920
31-Mar-00            $60,150            $60,301
30-Apr-00            $57,060            $57,159
31-May-00            $55,130            $55,164
30-Jun-00            $57,515            $57,597
31-Jul-00            $56,385            $56,422
31-Aug-00            $60,480            $60,518
30-Sep-00            $57,715            $57,692
31-Oct-00            $56,560            $56,469
30-Nov-00            $51,010            $50,850
31-Dec-00            $51,975            $51,755
31-Jan-01            $53,850            $53,738
28-Feb-01            $48,730            $48,643
31-Mar-01            $45,435            $45,370
30-Apr-01            $49,185            $49,104
31-May-01            $49,695            $49,595
30-Jun-01            $48,910            $48,761
31-Jul-01            $48,070            $47,957
31-Aug-01            $45,185            $45,055
30-Sep-01            $41,155            $41,009
31-Oct-01            $42,190            $42,051
30-Nov-01            $45,385            $45,268
31-Dec-01            $46,210            $46,083
31-Jan-02            $45,645            $45,511
28-Feb-02            $44,725            $44,574
31-Mar-02            $46,720            $46,526
30-Apr-02            $44,520            $44,256
31-May-02            $44,010            $43,734
30-Jun-02            $41,015            $40,659
31-Jul-02            $37,735            $37,378
31-Aug-02            $37,990            $37,598
30-Sep-02            $34,230            $33,827
31-Oct-02            $36,790            $36,415
30-Nov-02            $38,860            $38,611
31-Dec-02            $36,775            $36,472
31-Jan-03            $35,865            $35,553
28-Feb-03            $35,245            $34,952
31-Mar-03            $35,660            $35,347
30-Apr-03            $38,485            $38,245
31-May-03            $40,740            $40,582
30-Jun-03            $41,365            $41,183
31-Jul-03            $42,325            $42,175
31-Aug-03            $43,310            $43,187
30-Sep-03            $42,815            $42,708
31-Oct-03            $45,435            $45,318
30-Nov-03            $46,110            $45,952
31-Dec-03            $48,165            $48,015
31-Jan-04            $49,160            $49,086
29-Feb-04            $49,895            $49,803
31-Mar-04            $49,395            $49,270
30-Apr-04            $48,345            $48,220
31-May-04            $49,030            $48,886
30-Jun-04            $50,050            $49,903
31-Jul-04            $48,215            $47,996
31-Aug-04            $48,375            $48,155
30-Sep-04            $49,185            $49,012
31-Oct-04            $50,050            $49,850
30-Nov-04            $52,330            $52,183
31-Dec-04            $54,175            $54,077
31-Jan-05            $52,790            $52,639
28-Feb-05            $53,880            $53,734
31-Mar-05            $52,950            $52,782
30-Apr-05            $51,810            $51,590
31-May-05            $53,800            $53,602
30-Jun-05            $54,225            $54,084
31-Jul-05            $56,430            $56,350
31-Aug-05            $55,875            $55,798
30-Sep-05            $56,275            $56,188
31-Oct-05            $55,345            $55,211
30-Nov-05            $57,550            $57,436
31-Dec-05            $57,545            $57,493
31-Jan-06            $59,455            $59,546
28-Feb-06            $59,455            $59,516
31-Mar-06            $60,530            $60,671
30-Apr-06            $61,175            $61,314

  All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

1 The pre-tax total return and the graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. After-tax returns are calculated using the highest historical individual federal marginal income tax rates in effect as of 4/30/06 and do not reflect the impact of state and local taxes or the alternative minimum tax. Actual returns depend on an investor's situation and may differ from those shown. After-tax returns may not be relevant to investors who hold their fund shares through tax-deferred arrangements. Pre-liquidation after-tax returns reflect the tax effects of purchases and sales of securities within the fund portfolios and assume investors continue to hold fund shares at the end of the measurement periods. Post-liquidation figures assume investors sold fund shares at the end of the measurement periods and reflect both the effects of taxable distributions and any taxable gains or losses realized upon the sale of shares. Source for category information: Morningstar, Inc. Some funds in this category may not use tax-efficient strategies.

2 Fund expenses have been partially absorbed by CSIM and Schwab. Without these reductions, the fund's returns would have been lower.


                                                    Schwab Equity Index Funds 21

SCHWAB TOTAL STOCK MARKET INDEX FUND

FUND FACTS as of 4/30/06

STYLE ASSESSMENT 1

[GRAPHIC]

                           INVESTMENT STYLE
                      Value     Blend     Growth
MARKET CAP
  Large                / /       /X/        / /
  Medium               / /       / /        / /
  Small                / /       / /        / /

STATISTICS

NUMBER OF HOLDINGS                                                        2,683
--------------------------------------------------------------------------------
WEIGHTED AVERAGE MARKET CAP ($ x 1,000,000)                              $71,922
--------------------------------------------------------------------------------
PRICE/EARNINGS RATIO (P/E)                                                19.5
--------------------------------------------------------------------------------
PRICE/BOOK RATIO (P/B)                                                     3.0
--------------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE 2                                                   2%
--------------------------------------------------------------------------------
MINIMUM INITIAL INVESTMENT 3
 Investor Shares                                                         $2,500
  ($1,000 for retirement, education and custodial accounts)
 Select Shares                                                           $50,000
--------------------------------------------------------------------------------

TOP HOLDINGS 4

                                                                         % OF
SECURITY                                                              NET ASSETS
--------------------------------------------------------------------------------
 (1) EXXON MOBIL CORP.                                                    2.4%
--------------------------------------------------------------------------------
 (2) GENERAL ELECTRIC CO.                                                 2.2%
--------------------------------------------------------------------------------
 (3) CITIGROUP, INC.                                                      1.6%
--------------------------------------------------------------------------------
 (4) MICROSOFT CORP.                                                      1.6%
--------------------------------------------------------------------------------
 (5) BANK OF AMERICA CORP.                                                1.5%
--------------------------------------------------------------------------------
 (6) PROCTER & GAMBLE CO.                                                 1.2%
--------------------------------------------------------------------------------
 (7) PFIZER, INC.                                                         1.2%
--------------------------------------------------------------------------------
 (8) JOHNSON & JOHNSON                                                    1.1%
--------------------------------------------------------------------------------
 (9) AMERICAN INTERNATIONAL GROUP, INC.                                   1.1%
--------------------------------------------------------------------------------
(10) WAL-MART STORES, INC.                                                1.0%
--------------------------------------------------------------------------------
     TOTAL                                                               14.9%

SECTOR WEIGHTINGS % of Investments

This chart shows the fund's sector composition as of the report date. A sector is a portion of the overall stock market that is made up of industries whose business components share similar characteristics.

[PIE CHART]

22.2%  FINANCIALS

15.6%  INFORMATION TECHNOLOGY

12.0%  CONSUMER DISCRETIONARY

11.6%  HEALTH CARE

11.5%  INDUSTRIALS

 9.1%  ENERGY

 8.3%  CONSUMER STAPLES

 3.3%  MATERIALS

 3.0%  UTILITIES

 2.8%  TELECOMMUNICATION SERVICES

 0.6%  OTHER

  Portfolio holdings may have changed since the report date.

  Source of Sector Classification: S&P and MSCI.

1 Source: Morningstar, Inc. This style assessment is the result of evaluating the fund based on a ten-factor model for value and growth characteristics. The fund's market capitalization placement is determined by the geometric mean of its holdings' market capitalizations. The assessment reflects the fund's portfolio as of 4/30/06, which may have changed since then, and is not a precise indication of risk or performance--past, present, or future.

2 Not annualized.

3 Please see prospectus for further detail and eligibility requirements.

4 This list is not a recommendation of any security by the investment adviser.


22 Schwab Equity Index Funds

SCHWAB INTERNATIONAL INDEX FUND(R)

INVESTOR SHARES PERFORMANCE as of 4/30/06

PRE- AND POST-TAX AVERAGE ANNUAL TOTAL RETURNS 1, 2

This bar chart compares pre-tax performance of the fund's Investor Shares with its benchmark and Morningstar category. The table below the chart shows two types of after-tax returns.

[BAR CHART]



                                     Fund:                        Fund Category:
                                   INVESTOR       Benchmark:        MORNINGSTAR
                                    SHARES         SCHWAB             FOREIGN
                                Ticker Symbol:  INTERNATIONAL        LARGE-CAP
                                    SWINX         INDEX(R)             BLEND
6 MONTHS                            21.19%         21.74%              23.65%
1 YEAR                              31.51%         32.92%              35.37%
5 YEARS                              7.96%          8.62%               7.76%
10 YEARS                             6.76%          7.25%               7.01%



                                          6 MONTHS                 1 YEAR                 5 YEARS                 10 YEARS
                                      Fund:                    Fund:                  Fund:                    Fund:
                                     INVESTOR Fund Category: INVESTOR Fund Category: INVESTOR Fund Category: INVESTOR Fund Category:
                                      SHARES    MORNINGSTAR   SHARES    MORNINGSTAR   SHARES    MORNINGSTAR   SHARES    MORNINGSTAR
                                      Ticker      FOREIGN     Ticker      FOREIGN     Ticker      FOREIGN     Ticker      FOREIGN
                                     Symbol:     LARGE-CAP    Symbol:    LARGE-CAP   Symbol:     LARGE-CAP    Symbol:    LARGE-CAP
TOTAL RETURNS AFTER TAX               SWINX        BLEND       SWINX       BLEND      SWINX        BLEND       SWINX       BLEND
------------------------------------------------------------------------------------------------------------------------------------
PRE-LIQUIDATION (still own shares)    20.79%      11.65%      31.08%      23.08%       7.35%       7.49%       6.22%       5.53%
------------------------------------------------------------------------------------------------------------------------------------
POST-LIQUIDATION (shares were sold)   14.10%       8.35%      20.84%      15.88%       6.50%       6.61%       5.58%       5.23%
------------------------------------------------------------------------------------------------------------------------------------

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN PERFORMANCE DATA QUOTED. TO OBTAIN PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH END, PLEASE VISIT WWW.SCHWAB.COM/SCHWABFUNDS.

PERFORMANCE OF A HYPOTHETICAL $10,000 INVESTMENT 2

This graph shows performance over ten years of a hypothetical $10,000 investment in the fund's Investor Shares, compared with a similar investment in its benchmark and an additional index.

$19,238  INVESTOR SHARES

$20,151  SCHWAB INTERNATIONAL INDEX(R)

$19,094  MSCI EAFE(R) INDEX

[LINE GRAPH]

                                           SCHWAB               MSCI
                    INVESTOR           INTERNATIONAL           EAFE(R)
                     SHARES               INDEX(R)              INDEX
30-Apr-96           $10,000               $10,000              $10,000
31-May-96            $9,893                $9,882               $9,816
30-Jun-96            $9,967                $9,949               $9,871
31-Jul-96            $9,688                $9,691               $9,583
31-Aug-96            $9,779                $9,776               $9,604
30-Sep-96           $10,049               $10,064               $9,859
31-Oct-96           $10,033               $10,030               $9,759
30-Nov-96           $10,484               $10,495              $10,147
31-Dec-96           $10,429               $10,402              $10,016
31-Jan-97           $10,088               $10,057               $9,666
28-Feb-97           $10,237               $10,225               $9,824
31-Mar-97           $10,321               $10,294               $9,860
30-Apr-97           $10,395               $10,404               $9,912
31-May-97           $11,160               $11,168              $10,557
30-Jun-97           $11,785               $11,820              $11,139
31-Jul-97           $12,142               $12,140              $11,319
31-Aug-97           $11,260               $11,264              $10,474
30-Sep-97           $12,034               $11,971              $11,060
31-Oct-97           $11,069               $11,002              $10,210
30-Nov-97           $11,061               $10,959              $10,106
31-Dec-97           $11,191               $11,113              $10,193
31-Jan-98           $11,603               $11,563              $10,659
28-Feb-98           $12,276               $12,262              $11,344
31-Mar-98           $12,595               $12,584              $11,693
30-Apr-98           $12,680               $12,669              $11,785
31-May-98           $12,680               $12,638              $11,728
30-Jun-98           $12,789               $12,720              $11,817
31-Jul-98           $12,823               $12,802              $11,936
31-Aug-98           $11,241               $11,189              $10,457
30-Sep-98           $10,879               $10,822              $10,136
31-Oct-98           $11,956               $11,957              $11,192
30-Nov-98           $12,571               $12,629              $11,765
31-Dec-98           $12,964               $13,044              $12,230
31-Jan-99           $12,921               $12,974              $12,193
28-Feb-99           $12,633               $12,718              $11,903
31-Mar-99           $13,201               $13,302              $12,400
30-Apr-99           $13,737               $13,874              $12,902
31-May-99           $13,065               $13,174              $12,237
30-Jun-99           $13,567               $13,711              $12,715
31-Jul-99           $14,059               $14,221              $13,092
31-Aug-99           $14,186               $14,354              $13,141
30-Sep-99           $14,449               $14,599              $13,273
31-Oct-99           $15,222               $15,377              $13,771
30-Nov-99           $15,918               $16,045              $14,249
31-Dec-99           $17,322               $17,455              $15,529
31-Jan-00           $15,961               $16,187              $14,542
29-Feb-00           $16,184               $16,449              $14,934
31-Mar-00           $17,125               $17,383              $15,513
30-Apr-00           $16,200               $16,443              $14,697
31-May-00           $15,738               $15,960              $14,339
30-Jun-00           $16,329               $16,556              $14,899
31-Jul-00           $15,696               $15,914              $14,275
31-Aug-00           $15,978               $16,194              $14,399
30-Sep-00           $15,148               $15,357              $13,698
31-Oct-00           $14,660               $14,879              $13,374
30-Nov-00           $13,993               $14,209              $12,873
31-Dec-00           $14,275               $14,508              $13,330
31-Jan-01           $14,396               $14,663              $13,334
28-Feb-01           $13,162               $13,390              $12,336
31-Mar-01           $12,276               $12,464              $11,499
30-Apr-01           $13,119               $13,322              $12,289
31-May-01           $12,650               $12,824              $11,834
30-Jun-01           $12,111               $12,277              $11,348
31-Jul-01           $11,807               $11,980              $11,151
31-Aug-01           $11,468               $11,645              $10,893
30-Sep-01           $10,434               $10,590               $9,789
31-Oct-01           $10,617               $10,793              $10,040
30-Nov-01           $10,947               $11,131              $10,410
31-Dec-01           $11,028               $11,206              $10,472
31-Jan-02           $10,457               $10,623               $9,916
28-Feb-02           $10,536               $10,714               $9,985
31-Mar-02           $11,116               $11,279              $10,525
30-Apr-02           $11,151               $11,372              $10,595
31-May-02           $11,301               $11,532              $10,729
30-Jun-02           $10,844               $11,066              $10,302
31-Jul-02            $9,781                $9,986               $9,285
31-Aug-02            $9,754                $9,965               $9,264
30-Sep-02            $8,699                $8,889               $8,269
31-Oct-02            $9,200                $9,418               $8,713
30-Nov-02            $9,587                $9,834               $9,109
31-Dec-02            $9,304                $9,520               $8,803
31-Jan-03            $8,900                $9,120               $8,436
28-Feb-03            $8,721                $8,933               $8,242
31-Mar-03            $8,541                $8,757               $8,081
30-Apr-03            $9,349                $9,617               $8,873
31-May-03            $9,914               $10,193               $9,410
30-Jun-03           $10,148               $10,436               $9,638
31-Jul-03           $10,354               $10,673               $9,871
31-Aug-03           $10,516               $10,854              $10,109
30-Sep-03           $10,802               $11,157              $10,421
31-Oct-03           $11,430               $11,824              $11,070
30-Nov-03           $11,736               $12,139              $11,316
31-Dec-03           $12,666               $13,116              $12,199
31-Jan-04           $12,766               $13,229              $12,371
29-Feb-04           $13,049               $13,519              $12,657
31-Mar-04           $13,013               $13,471              $12,728
30-Apr-04           $12,757               $13,207              $12,440
31-May-04           $12,812               $13,281              $12,483
30-Jun-04           $13,049               $13,525              $12,756
31-Jul-04           $12,721               $13,179              $12,342
31-Aug-04           $12,729               $13,192              $12,396
30-Sep-04           $13,086               $13,569              $12,719
31-Oct-04           $13,533               $14,054              $13,153
30-Nov-04           $14,374               $14,932              $14,051
31-Dec-04           $14,972               $15,551              $14,668
31-Jan-05           $14,600               $15,183              $14,400
28-Feb-05           $15,251               $15,876              $15,022
31-Mar-05           $14,926               $15,533              $14,645
30-Apr-05           $14,628               $15,160              $14,301
31-May-05           $14,591               $15,180              $14,308
30-Jun-05           $14,768               $15,412              $14,498
31-Jul-05           $15,242               $15,885              $14,943
31-Aug-05           $15,781               $16,378              $15,321
30-Sep-05           $16,274               $16,993              $16,003
31-Oct-05           $15,874               $16,552              $15,536
30-Nov-05           $16,144               $16,920              $15,917
31-Dec-05           $16,868               $17,664              $16,657
31-Jan-06           $17,891               $18,736              $17,679
28-Feb-06           $17,769               $18,667              $17,640
31-Mar-06           $18,328               $19,181              $18,223
30-Apr-06           $19,238               $20,151              $19,094

  All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

1 The pre-tax total return and the graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. After-tax returns are calculated using the highest historical individual federal marginal income tax rates in effect as of 4/30/06 and do not reflect the impact of state and local taxes or the alternative minimum tax. Actual returns depend on an investor's situation and may differ from those shown. After-tax returns may not be relevant to investors who hold their fund shares through tax-deferred arrangements. Pre-liquidation after-tax returns reflect the tax effects of purchases and sales of securities within the fund portfolios and assume investors continue to hold fund shares at the end of the measurement periods. Post-liquidation figures assume investors sold fund shares at the end of the measurement periods and reflect both the effects of taxable distributions and any taxable gains or losses realized upon the sale of shares. Source for category information: Morningstar, Inc. Some funds in this category may not use tax-efficient strategies.

2 Fund expenses have been partially absorbed by CSIM and Schwab. Without these reductions, the fund's returns would have been lower.


                                                    Schwab Equity Index Funds 23

SCHWAB INTERNATIONAL INDEX FUND

SELECT SHARES(R) PERFORMANCE as of 4/30/06

PRE- AND POST-TAX AVERAGE ANNUAL TOTAL RETURNS 1, 2

This bar chart compares pre-tax performance of the fund's Select Shares with its benchmark and Morningstar category. The table below the chart shows two types of after-tax returns.

[BAR CHART]



                                    Fund:                         Fund Category:
                                   SELECT         Benchmark:       MORNINGSTAR
                                   SHARES          SCHWAB            FOREIGN
                               Ticker Symbol:   INTERNATIONAL       LARGE-CAP
                                   SWISX          INDEX(R)            BLEND
6 MONTHS                           21.27%          21.74%             23.65%
1 YEAR                             31.75%          32.92%             35.37%
5 YEARS                             8.12%           8.62%              7.76%
SINCE INCEPTION: 5/19/97            6.27%           6.65%              6.14%

                                          6 MONTHS                 1 YEAR                 5 YEARS                 10 YEARS
                                       Fund:                   Fund:                   Fund:                   Fund:
                                      SELECT  Fund Category:  SELECT  Fund Category:  SELECT  Fund Category:  SELECT  Fund Category:
                                      SHARES    MORNINGSTAR   SHARES    MORNINGSTAR   SHARES    MORNINGSTAR   SHARES    MORNINGSTAR
                                      Ticker      FOREIGN     Ticker      FOREIGN     Ticker      FOREIGN     Ticker      FOREIGN
                                     Symbol:     LARGE-CAP   Symbol:     LARGE-CAP   Symbol:     LARGE-CAP   Symbol:     LARGE-CAP
TOTAL RETURNS AFTER TAX               SWISX        BLEND      SWISX        BLEND      SWISX        BLEND      SWISX        BLEND
------------------------------------------------------------------------------------------------------------------------------------
PRE-LIQUIDATION (still own shares)    20.82%       11.65%     31.27%       23.08%      7.46%        7.49%      5.68%        n/a
------------------------------------------------------------------------------------------------------------------------------------
POST-LIQUIDATION (shares were sold)   14.18%        8.35%     21.02%       15.88%      6.60%        6.61%      5.08%        n/a
------------------------------------------------------------------------------------------------------------------------------------

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN PERFORMANCE DATA QUOTED. TO OBTAIN PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH END, PLEASE VISIT WWW.SCHWAB.COM/SCHWABFUNDS.

PERFORMANCE OF A HYPOTHETICAL $50,000 INVESTMENT 2

This graph shows performance since inception of a hypothetical $50,000 investment (the minimum investment for this share class) in the fund's Select Shares, compared with a similar investment in its benchmark and an additional index.

$86,160  SELECT SHARES

$88,922  SCHWAB INTERNATIONAL INDEX(R)

$89,070  MSCI EAFE(R) INDEX

[LINE GRAPH]

                                        SCHWAB             MSCI
                     SELECT         INTERNATIONAL         EAFE(R)
                     SHARES            INDEX(R)            INDEX
19-May-97           $50,000            $50,000            $50,000
31-May-97           $49,375            $49,283            $49,248
30-Jun-97           $52,170            $52,161            $51,961
31-Jul-97           $53,755            $53,571            $52,803
31-Aug-97           $49,815            $49,706            $48,859
30-Sep-97           $53,240            $52,827            $51,595
31-Oct-97           $49,005            $48,550            $47,627
30-Nov-97           $48,970            $48,360            $47,141
31-Dec-97           $49,580            $49,042            $47,551
31-Jan-98           $51,405            $51,027            $49,725
28-Feb-98           $54,385            $54,111            $52,917
31-Mar-98           $55,800            $55,529            $54,547
30-Apr-98           $56,175            $55,905            $54,978
31-May-98           $56,175            $55,770            $54,708
30-Jun-98           $56,655            $56,133            $55,124
31-Jul-98           $56,845            $56,493            $55,681
31-Aug-98           $49,840            $49,376            $48,782
30-Sep-98           $48,240            $47,757            $47,284
31-Oct-98           $53,005            $52,763            $52,211
30-Nov-98           $55,725            $55,732            $54,885
31-Dec-98           $57,490            $57,561            $57,053
31-Jan-99           $57,305            $57,252            $56,881
28-Feb-99           $56,025            $56,122            $55,528
31-Mar-99           $58,585            $58,699            $57,843
30-Apr-99           $60,955            $61,225            $60,186
31-May-99           $57,980            $58,137            $57,086
30-Jun-99           $60,200            $60,507            $59,313
31-Jul-99           $62,385            $62,757            $61,074
31-Aug-99           $62,950            $63,342            $61,300
30-Sep-99           $64,115            $64,425            $61,919
31-Oct-99           $67,575            $67,857            $64,241
30-Nov-99           $70,660            $70,806            $66,470
31-Dec-99           $76,920            $77,025            $72,439
31-Jan-00           $70,880            $71,433            $67,839
29-Feb-00           $71,870            $72,588            $69,664
31-Mar-00           $76,050            $76,708            $72,367
30-Apr-00           $71,905            $72,561            $68,561
31-May-00           $69,895            $70,431            $66,888
30-Jun-00           $72,515            $73,058            $69,503
31-Jul-00           $69,740            $70,228            $66,591
31-Aug-00           $70,995            $71,462            $67,169
30-Sep-00           $67,310            $67,769            $63,898
31-Oct-00           $65,110            $65,658            $62,390
30-Nov-00           $62,185            $62,703            $60,050
31-Dec-00           $63,455            $64,024            $62,182
31-Jan-01           $63,955            $64,706            $62,201
28-Feb-01           $58,470            $59,090            $57,548
31-Mar-01           $54,570            $55,001            $53,641
30-Apr-01           $58,315            $58,788            $57,326
31-May-01           $56,230            $56,592            $55,205
30-Jun-01           $53,835            $54,175            $52,936
31-Jul-01           $52,485            $52,866            $52,020
31-Aug-01           $51,015            $51,386            $50,813
30-Sep-01           $46,385            $46,733            $45,666
31-Oct-01           $47,235            $47,628            $46,835
30-Nov-01           $48,700            $49,119            $48,563
31-Dec-01           $49,040            $49,452            $48,850
31-Jan-02           $46,540            $46,876            $46,256
28-Feb-02           $46,890            $47,279            $46,579
31-Mar-02           $49,430            $49,771            $49,099
30-Apr-02           $49,590            $50,183            $49,423
31-May-02           $50,255            $50,891            $50,051
30-Jun-02           $48,220            $48,833            $48,059
31-Jul-02           $43,525            $44,067            $43,316
31-Aug-02           $43,410            $43,973            $43,216
30-Sep-02           $38,715            $39,225            $38,575
31-Oct-02           $40,945            $41,560            $40,646
30-Nov-02           $42,665            $43,395            $42,491
31-Dec-02           $41,385            $42,009            $41,064
31-Jan-03           $39,625            $40,243            $39,351
28-Feb-03           $38,825            $39,419            $38,450
31-Mar-03           $38,025            $38,642            $37,697
30-Apr-03           $41,625            $42,438            $41,391
31-May-03           $44,140            $44,981            $43,899
30-Jun-03           $45,180            $46,051            $44,961
31-Jul-03           $46,140            $47,098            $46,050
31-Aug-03           $46,860            $47,898            $47,159
30-Sep-03           $48,140            $49,233            $48,612
31-Oct-03           $50,980            $52,179            $51,640
30-Nov-03           $52,300            $53,566            $52,787
31-Dec-03           $56,485            $57,881            $56,909
31-Jan-04           $56,935            $58,377            $57,712
29-Feb-04           $58,195            $59,655            $59,045
31-Mar-04           $58,035            $59,446            $59,376
30-Apr-04           $56,935            $58,279            $58,034
31-May-04           $57,180            $58,609            $58,231
30-Jun-04           $58,240            $59,684            $59,506
31-Jul-04           $56,770            $58,155            $57,572
31-Aug-04           $56,810            $58,214            $57,826
30-Sep-04           $58,400            $59,877            $59,335
31-Oct-04           $60,440            $62,020            $61,358
30-Nov-04           $64,190            $65,891            $65,549
31-Dec-04           $66,850            $68,624            $68,427
31-Jan-05           $65,230            $67,001            $67,174
28-Feb-05           $68,140            $70,061            $70,076
31-Mar-05           $66,725            $68,544            $68,317
30-Apr-05           $65,395            $66,901            $66,712
31-May-05           $65,230            $66,987            $66,745
30-Jun-05           $66,020            $68,009            $67,633
31-Jul-05           $68,180            $70,098            $69,709
31-Aug-05           $70,550            $72,272            $71,473
30-Sep-05           $72,835            $74,987            $74,654
31-Oct-05           $71,050            $73,041            $72,474
30-Nov-05           $72,215            $74,665            $74,249
31-Dec-05           $75,500            $77,950            $77,702
31-Jan-06           $80,085            $82,678            $82,473
28-Feb-06           $79,535            $82,377            $82,291
31-Mar-06           $82,080            $84,642            $85,007
30-Apr-06           $86,160            $88,922            $89,070

  All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

1 The pre-tax total return and the graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. After-tax returns are calculated using the highest historical individual federal marginal income tax rates in effect as of 4/30/06 and do not reflect the impact of state and local taxes or the alternative minimum tax. Actual returns depend on an investor's situation and may differ from those shown. After-tax returns may not be relevant to investors who hold their fund shares through tax-deferred arrangements. Pre-liquidation after-tax returns reflect the tax effects of purchases and sales of securities within the fund portfolios and assume investors continue to hold fund shares at the end of the measurement periods. Post-liquidation figures assume investors sold fund shares at the end of the measurement periods and reflect both the effects of taxable distributions and any taxable gains or losses realized upon the sale of shares. Source for category information: Morningstar, Inc. Some funds in this category may not use tax-efficient strategies.

2 Fund expenses have been partially absorbed by CSIM and Schwab. Without these reductions, the fund's returns would have been lower.


24 Schwab Equity Index Funds

SCHWAB INTERNATIONAL INDEX FUND

FUND FACTS as of 4/30/06

STYLE ASSESSMENT 1

[GRAPHIC]

                           INVESTMENT STYLE
                      Value     Blend     Growth
MARKET CAP
  Large                / /       /X/        / /
  Medium               / /       / /        / /
  Small                / /       / /        / /

TOP HOLDINGS 2

                                                                        % OF
SECURITY                                                              NET ASSETS
--------------------------------------------------------------------------------
(1)  BP PLC                                                               2.5%
--------------------------------------------------------------------------------
(2)  HSBC HOLDINGS PLC                                                    1.9%
--------------------------------------------------------------------------------
(3)  TOTAL SA, Class B                                                    1.7%
--------------------------------------------------------------------------------
(4)  GLAXOSMITHKLINE PLC                                                  1.6%
--------------------------------------------------------------------------------
(5)  ROYAL DUTCH SHELL PLC, Class A                                       1.6%
--------------------------------------------------------------------------------
(6)  NOVARTIS AG, Registered                                              1.5%
--------------------------------------------------------------------------------
(7)  TOYOTA MOTOR CORP.                                                   1.5%
--------------------------------------------------------------------------------
(8)  MITSUBISHI TOYKO FINANCIAL GROUP, INC.                               1.5%
--------------------------------------------------------------------------------
(9)  VODAFONE GROUP PLC                                                   1.5%
--------------------------------------------------------------------------------
(10) UBS AG, Registered                                                   1.3%
--------------------------------------------------------------------------------
     TOTAL                                                               16.6%

STATISTICS

NUMBER OF HOLDINGS                                                         353
--------------------------------------------------------------------------------
WEIGHTED AVERAGE MARKET CAP ($ x 1,000,000)                              $68,763
--------------------------------------------------------------------------------
PRICE/EARNINGS RATIO (P/E)                                                16.7
--------------------------------------------------------------------------------
PRICE/BOOK RATIO (P/B)                                                     2.6
--------------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE 3                                                  10%
--------------------------------------------------------------------------------
MINIMUM INITIAL INVESTMENT 4
 Investor Shares                                                         $2,500
  ($1,000 for retirement, education and custodial accounts)
 Select Shares                                                           $50,000
--------------------------------------------------------------------------------

SECTOR AND COUNTRY WEIGHTINGS % of Investments

These charts show the fund's sector and country composition as of the report date. A sector is a portion of the overall stock market that is made up of industries whose business components share similar characteristics.

SECTOR

[PIE CHART]

33.4%  FINANCIALS

11.2%  ENERGY

 9.4%  CONSUMER DISCRETIONARY

 7.7%  MATERIALS

 7.5%  HEALTH CARE

 7.2%  CONSUMER STAPLES

 6.5%  INDUSTRIALS

 6.0%  TELECOMMUNICATION SERVICES

 5.3%  INFORMATION TECHNOLOGY

 5.1%  UTILITIES

 0.7%  OTHER

COUNTRY

[PIE CHART]

30.9%  UNITED KINGDOM

20.3%  JAPAN

 9.9%  FRANCE

 7.5%  GERMANY

 7.3%  SWITZERLAND

 6.9%  CANADA

 4.3%  AUSTRALIA

 4.1%  SPAIN

 3.9%  NETHERLANDS

 3.2%  ITALY

 1.7%  SWEDEN

  Portfolio holdings may have changed since the report date.

  Source of Sector Classification: S&P and MSCI.

1 Source: Morningstar, Inc. This style assessment is the result of evaluating the fund based on a ten-factor model for value and growth characteristics. The fund's market capitalization placement is determined by the geometric mean of its holdings' market capitalizations. The assessment reflects the fund's portfolio as of 4/30/06, which may have changed since then, and is not a precise indication of risk or performance--past, present, or future.

2 This list is not a recommendation of any security by the investment adviser.

3 Not annualized.

4 Please see prospectus for further detail and eligibility requirements.


                                                    Schwab Equity Index Funds 25

FUND EXPENSES (unaudited)

EXAMPLES FOR A $1,000 INVESTMENT

As a fund shareholder, you incur two types of costs: transaction costs, such as redemption fees; and, ongoing costs, such as management fees, transfer agent and shareholder services fees, and other fund expenses.

The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in a fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six-months beginning November 1, 2005 and held through April 30, 2006.

ACTUAL RETURN lines in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value / $1,000 = 8.6), then multiply the result by the number given for your fund or share class under the heading entitled "Expenses Paid During Period."

HYPOTHETICAL RETURN lines in the table below provide information about hypothetical account values and hypothetical expenses based on a fund's or share class' actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs, such as redemption fees. If these transactional costs were included, your costs would have been higher.

                                                                                     ENDING
                                                                BEGINNING        ACCOUNT VALUE            EXPENSES
                                           EXPENSE RATIO 1    ACCOUNT VALUE    (Net of Expenses)    PAID DURING PERIOD 2
                                            (Annualized)        at 11/1/05         at 4/30/06         11/1/05-4/30/06
------------------------------------------------------------------------------------------------------------------------
SCHWAB S&P 500 INDEX FUND

Investor Shares
 Actual Return                                  0.36%             $1,000           $1,094.90               $1.87
 Hypothetical 5% Return                         0.36%             $1,000           $1,023.01               $1.81

Select Shares(R)
 Actual Return                                  0.19%             $1,000           $1,095.60               $0.99
 Hypothetical 5% Return                         0.19%             $1,000           $1,023.85               $0.95

e.Shares(R)
 Actual Return                                  0.21%             $1,000           $1,096.00               $1.09
 Hypothetical 5% Return                         0.21%             $1,000           $1,023.75               $1.05

------------------------------------------------------------------------------------------------------------------------
SCHWAB INSTITUTIONAL SELECT(R)
S&P 500 FUND

 Actual Return                                  0.10%             $1,000           $1,096.10               $0.52
 Hypothetical 5% Return                         0.10%             $1,000           $1,024.30               $0.50

1 Based on the most recent six-month expense ratio; may differ from the expense ratio provided in Financial Highlights.

2 Expenses for each share class are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by 181 days of the period, and divided by 365 days of the fiscal year.


26 Schwab Equity Index Funds

FUND EXPENSES continued

                                                                                     ENDING
                                                                BEGINNING        ACCOUNT VALUE            EXPENSES
                                           EXPENSE RATIO 1    ACCOUNT VALUE    (Net of Expenses)    PAID DURING PERIOD 2
                                            (Annualized)        at 11/1/05         at 4/30/06         11/1/05-4/30/06
------------------------------------------------------------------------------------------------------------------------
SCHWAB 1000 INDEX(R) FUND

Investor Shares
 Actual Return                                  0.49%             $1,000            $1,097.90               $2.55
 Hypothetical 5% Return                         0.49%             $1,000            $1,022.36               $2.46

Select Shares
 Actual Return                                  0.34%             $1,000            $1,098.70               $1.77
 Hypothetical 5% Return                         0.34%             $1,000            $1,023.11               $1.71

------------------------------------------------------------------------------------------------------------------------
SCHWAB SMALL-CAP INDEX FUND(R)

Investor Shares
 Actual Return                                  0.57%             $1,000            $1,168.00               $3.06
 Hypothetical 5% Return                         0.57%             $1,000            $1,021.97               $2.86

Select Shares
 Actual Return                                  0.42%             $1,000            $1,168.70               $2.26
 Hypothetical 5% Return                         0.42%             $1,000            $1,022.71               $2.11

------------------------------------------------------------------------------------------------------------------------
SCHWAB TOTAL STOCK MARKET INDEX FUND(R)

Investor Shares
 Actual Return                                  0.53%             $1,000            $1,104.50               $2.77
 Hypothetical 5% Return                         0.53%             $1,000            $1,022.17               $2.66

Select Shares
 Actual Return                                  0.38%             $1,000            $1,105.40               $1.98
 Hypothetical 5% Return                         0.38%             $1,000            $1,022.91               $1.91

------------------------------------------------------------------------------------------------------------------------
SCHWAB INTERNATIONAL INDEX FUND(R)

Investor Shares
 Actual Return                                  0.68%             $1,000            $1,211.90               $3.73
 Hypothetical 5% Return                         0.68%             $1,000            $1,021.42               $3.41

Select Shares
 Actual Return                                  0.50%             $1,000            $1,212.70               $2.74
 Hypothetical 5% Return                         0.50%             $1,000            $1,022.32               $2.51

1 Based on the most recent six-month expense ratio; may differ from the expense ratio provided in Financial Highlights.

2 Expenses for each share class are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by 181 days of the period, and divided by 365 days of the fiscal year.


                                                    Schwab Equity Index Funds 27

SCHWAB S&P 500 INDEX FUND

FINANCIAL STATEMENTS

FINANCIAL HIGHLIGHTS

                                                           11/1/05-     11/1/04-     11/1/03-     11/1/02-     11/1/01-     11/1/00-
INVESTOR SHARES                                            4/30/06*     10/31/05     10/31/04     10/31/03     10/31/02     10/31/01
------------------------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period                      18.79        17.61        16.36        13.79        16.45        22.15
                                                           -------------------------------------------------------------------------
Income or loss from investment operations:
  Net investment income                                      0.17         0.34         0.23         0.20         0.20         0.17
  Net realized and unrealized gains or losses                1.60         1.14         1.23         2.57        (2.68)       (5.70)
                                                           -------------------------------------------------------------------------
  Total income or loss from investment operations            1.77         1.48         1.46         2.77        (2.48)       (5.53)
Less distributions:
  Dividends from net investment income                      (0.30)       (0.30)       (0.21)       (0.20)       (0.18)       (0.17)
                                                           -------------------------------------------------------------------------
Net asset value at end of period                            20.26        18.79        17.61        16.36        13.79        16.45
                                                           -------------------------------------------------------------------------
Total return (%)                                             9.49 1       8.44         9.03        20.39       (15.32)      (25.11)

RATIOS/SUPPLEMENTAL DATA (%)
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:
  Net operating expenses                                     0.36 2       0.37         0.37         0.36         0.35         0.35
  Gross operating expenses                                   0.36 2       0.40         0.45         0.46         0.46         0.46
  Net investment income                                      1.65 2       1.74         1.35         1.45         1.21         0.95
Portfolio turnover rate                                         2 1          4            3            3            8            4
Net assets, end of period ($ x 1,000,000)                   3,760        3,666        3,849        3,510        2,760        3,070

* Unaudited.

1 Not annualized.

2 Annualized.


28 See financial notes.

SCHWAB S&P 500 INDEX FUND

FINANCIAL HIGHLIGHTS

                                                           11/1/05-     11/1/04-     11/1/03-     11/1/02-     11/1/01-     11/1/00-
SELECT SHARES                                              4/30/06*     10/31/05     10/31/04     10/31/03     10/31/02     10/31/01
------------------------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period                      18.88        17.68        16.41        13.83        16.50        22.21
                                                           -------------------------------------------------------------------------
Income or loss from investment operations:
  Net investment income                                      0.19         0.36         0.26         0.24         0.22         0.20
  Net realized and unrealized gains or losses                1.60         1.16         1.24         2.57        (2.69)       (5.71)
                                                           -------------------------------------------------------------------------
  Total income or loss from investment operations            1.79         1.52         1.50         2.81        (2.47)       (5.51)
Less distributions:
  Dividends from net investment income                      (0.34)       (0.32)       (0.23)       (0.23)       (0.20)       (0.20)
                                                           -------------------------------------------------------------------------
Net asset value at end of period                            20.33        18.88        17.68        16.41        13.83        16.50
                                                           -------------------------------------------------------------------------
Total return (%)                                             9.56 1       8.66         9.25        20.62       (15.20)      (24.97)

RATIOS/SUPPLEMENTAL DATA (%)
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:
  Net operating expenses                                     0.19 2       0.19         0.19         0.19         0.19         0.19
  Gross operating expenses                                   0.20 2       0.25         0.30         0.31         0.31         0.31
  Net investment income                                      1.82 2       1.92         1.53         1.63         1.37         1.11
Portfolio turnover rate                                         2 1          4            3            3            8            4
Net assets, end of period ($ x 1,000,000)                   3,997        3,938        4,119        3,692        3,029        3,563

* Unaudited.

1 Not annualized.

2 Annualized.


                                                         See financial notes. 29

SCHWAB S&P 500 INDEX FUND

FINANCIAL HIGHLIGHTS

                                                           11/1/05-     11/1/04-     11/1/03-     11/1/02-     11/1/01-     11/1/00-
E.SHARES                                                   4/30/06*     10/31/05     10/31/04     10/31/03     10/31/02     10/31/01
------------------------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period                      18.81        17.62        16.37        13.79        16.46        22.17
                                                           -------------------------------------------------------------------------
Income or loss from investment operations:
  Net investment income                                      0.19         0.39         0.26         0.23         0.23         0.20
  Net realized and unrealized gains or losses                1.60         1.11         1.21         2.56        (2.71)       (5.71)
                                                           -------------------------------------------------------------------------
  Total income or loss from investment operations            1.79         1.50         1.47         2.79        (2.48)       (5.51)
Less distributions:
  Dividends from net investment income                      (0.33)       (0.31)       (0.22)       (0.21)       (0.19)       (0.20)
                                                           -------------------------------------------------------------------------
Net asset value at end of period                            20.27        18.81        17.62        16.37        13.79        16.46
                                                           -------------------------------------------------------------------------
Total return (%)                                             9.60 1       8.58         9.10        20.55       (15.32)      (25.02)

RATIOS/SUPPLEMENTAL DATA (%)
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:
  Net operating expenses                                     0.21 2       0.24         0.28         0.28         0.28         0.28
  Gross operating expenses                                   0.21 2       0.25         0.30         0.31         0.31         0.31
  Net investment income                                      1.80 2       1.88         1.44         1.54         1.28         1.02
Portfolio turnover rate                                         2 1          4            3            3            8            4
Net assets, end of period ($ x 1,000,000)                     225          220          249          246          220          304

* Unaudited.

1 Not annualized.

2 Annualized.


30 See financial notes.

SCHWAB S&P 500 INDEX FUND

SUMMARY OF PORTFOLIO HOLDINGS as of April 30, 2006, (Unaudited)

This section shows the fund's 50 largest portfolio holdings in unaffiliated issuers and any holdings exceeding 1% of the fund's total net assets as of the report date. The remaining securities held by the fund are grouped as "Other Securities" in each category. You can request a complete schedule of portfolio holdings as of the report date, free of charge, by calling Schwab Funds(R) at 1-800-435-4000. This complete schedule, filed on the fund's Form N-CSR, is also available on the SEC's website at http://www.sec.gov.

In addition, the fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at http://www.sec.gov and may be viewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. A copy of the fund's most recently filed quarterly schedule of portfolio holdings, included on the fund's Form N-CSR (with respect to the fund's second and fourth fiscal quarters) or Form N-Q (with respect to the fund's first and third fiscal quarters), is available by visiting Schwab's website at www.schwab.com/schwabfunds.

                                                        COST            VALUE
HOLDINGS BY CATEGORY                                ($ X 1,000)      ($ X 1,000)
--------------------------------------------------------------------------------
 99.9%  COMMON STOCK                                  6,011,602       7,970,969

   --%  U.S. TREASURY
        OBLIGATION                                        1,730           1,730
--------------------------------------------------------------------------------
 99.9%  TOTAL INVESTMENTS                             6,013,332       7,972,699

  1.9%  COLLATERAL INVESTED
        FOR SECURITIES
        ON LOAN                                         153,343         153,343

(1.8)%  OTHER ASSETS AND
        LIABILITIES, NET                                               (143,597)
--------------------------------------------------------------------------------
100.0%  NET ASSETS                                                    7,982,445

                                                        % OF NET        VALUE
SECURITY AND NUMBER OF SHARES                            ASSETS      ($ X 1,000)
COMMON STOCK 99.9% OF NET ASSETS

AUTOMOBILES & COMPONENTS 0.5%
--------------------------------------------------------------------------------
Other Securities                          2,119,604          0.5          38,752

BANKS 5.9%
--------------------------------------------------------------------------------
Wachovia Corp.                            1,103,145          0.8          66,023
Wells Fargo & Co.                         1,122,198          1.0          77,084
Other Securities                          7,425,873          4.1         324,757
                                                        --------     -----------
                                                             5.9         467,864
CAPITAL GOODS 9.0%
--------------------------------------------------------------------------------
3M Co.                                      509,761          0.5          43,549
General Electric Co.                      6,991,906          3.0         241,850
The Boeing Co.                              547,990          0.6          45,730
United Technologies Corp.                   695,634          0.6          43,693
Other Securities                          6,273,582          4.3         341,110
                                                        --------     -----------
                                                             9.0         715,932
COMMERCIAL SERVICES & SUPPLIES 0.7%
--------------------------------------------------------------------------------
Other Securities                          1,899,434          0.7          59,593

CONSUMER DURABLES & APPAREL 1.2%
--------------------------------------------------------------------------------
Other Securities                          2,323,390          1.2          95,463

CONSUMER SERVICES 1.6%
--------------------------------------------------------------------------------
Other Securities                          3,064,370          1.6         127,213

DIVERSIFIED FINANCIALS 10.3%
--------------------------------------------------------------------------------
American Express Co.                        847,084          0.6          45,582
Bank of America Corp.                     3,119,832          2.0         155,742
Citigroup, Inc.                           3,360,943          2.1         167,879
JPMorgan Chase & Co.                      2,350,716          1.3         106,675
Merrill Lynch & Co., Inc.                   627,690          0.6          47,868
Morgan Stanley                              734,548          0.6          47,231
The Charles Schwab
   Corp. (b)                                696,696          0.2          12,471
The Goldman Sachs
   Group, Inc.                              292,860          0.6          46,943
Other Securities                          3,160,709          2.3         188,864
                                                        --------     -----------
                                                            10.3         819,255


                                                         See financial notes. 31

SCHWAB S&P 500 INDEX FUND

SUMMARY OF PORTFOLIO HOLDINGS (Unaudited) continued

                                                        % OF NET        VALUE
SECURITY AND NUMBER OF SHARES                            ASSETS      ($ x 1,000)
ENERGY 9.8%
--------------------------------------------------------------------------------
ChevronTexaco Corp.                       1,492,846          1.1          91,093
ConocoPhillips                            1,102,104          0.9          73,731
Exxon Mobil Corp.                         4,108,071          3.3         259,137
Schlumberger Ltd.                           793,759          0.7          54,880
Other Securities                          5,080,152          3.8         306,015
                                                        --------     -----------
                                                             9.8         784,856
FOOD & STAPLES RETAILING 2.3%
--------------------------------------------------------------------------------
Wal-Mart Stores, Inc.                     1,669,193          0.9          75,164
Other Securities                          3,167,753          1.4         105,916
                                                        --------     -----------
                                                             2.3         181,080
FOOD, BEVERAGE & TOBACCO 4.6%
--------------------------------------------------------------------------------
Altria Group, Inc.                        1,395,989          1.3         102,130
PepsiCo, Inc.                             1,112,831          0.8          64,811
The Coca-Cola Co.                         1,404,447          0.7          58,931
Other Securities                          3,888,780          1.8         140,568
                                                        --------     -----------
                                                             4.6         366,440
HEALTH CARE EQUIPMENT & SERVICES 4.4%
--------------------------------------------------------------------------------
Medtronic, Inc.                             803,396          0.5          40,266
UnitedHealth Group, Inc.                    911,008          0.6          45,313
Other Securities                          5,916,081          3.3         263,451
                                                        --------     -----------
                                                             4.4         349,030
HOUSEHOLD & PERSONAL PRODUCTS 2.3%
--------------------------------------------------------------------------------
Procter & Gamble Co.                      2,216,343          1.6         129,013
Other Securities                          1,093,740          0.7          56,293
                                                        --------     -----------
                                                             2.3         185,306
INSURANCE 4.8%
--------------------------------------------------------------------------------
American International
   Group, Inc.                            1,752,527          1.4         114,352
Other Securities                          5,036,397          3.4         272,828
                                                        --------     -----------
                                                             4.8         387,180
MATERIALS 3.1%
--------------------------------------------------------------------------------
Other Securities                          4,955,646          3.1         246,946

MEDIA 3.3%
--------------------------------------------------------------------------------
Comcast Corp., Class A *                  1,421,332          0.6          43,990
Time Warner, Inc.                         3,041,929          0.7          52,930
Other Securities                          5,610,885          2.0         162,627
                                                        --------     -----------
                                                             3.3         259,547
PHARMACEUTICALS & BIOTECHNOLOGY 7.8%
--------------------------------------------------------------------------------
Abbott Laboratories                       1,033,479          0.6          44,171
Amgen, Inc. *                               780,718          0.7          52,855
Eli Lilly & Co.                             758,998          0.5          40,166
Johnson & Johnson                         1,998,995          1.5         117,161
Merck & Co., Inc.                         1,493,427          0.6          51,404
Pfizer, Inc.                              4,958,607          1.6         125,602
Wyeth                                       909,882          0.6          44,284
Other Securities                          4,485,848          1.7         149,569
                                                        --------     -----------
                                                             7.8         625,212
REAL ESTATE 0.9%
--------------------------------------------------------------------------------
Other Securities                          1,471,543          0.9          72,890

RETAILING 3.8%
--------------------------------------------------------------------------------
Home Depot, Inc.                          1,420,313          0.7          56,713
Other Securities                          5,942,990          3.1         244,806
                                                        --------     -----------
                                                             3.8         301,519
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 3.0%
--------------------------------------------------------------------------------
Intel Corp.                               3,925,166          1.0          78,425
Texas Instruments, Inc.                   1,099,290          0.5          38,156
Other Securities                          4,895,251          1.5         125,260
                                                        --------     -----------
                                                             3.0         241,841
SOFTWARE & SERVICES 5.3%
--------------------------------------------------------------------------------
Google, Inc., Class A *                     134,770          0.7          56,326
Microsoft Corp.                           5,969,102          1.8         144,154
Other Securities                          8,419,438          2.8         222,535
                                                        --------     -----------
                                                             5.3         423,015
TECHNOLOGY HARDWARE & EQUIPMENT 7.1%
--------------------------------------------------------------------------------
Apple Computer, Inc. *                      577,402          0.5          40,643
Cisco Systems, Inc. *                     4,149,898          1.1          86,940
Dell, Inc. *                              1,567,194          0.5          41,061
Hewlett-Packard Co.                       1,928,058          0.8          62,604
International Business
   Machines Corp.                         1,057,647          1.1          87,087
Qualcomm, Inc.                            1,122,308          0.7          57,619
Other Securities                         14,879,815          2.4         187,724
                                                        --------     -----------
                                                             7.1         563,678
TELECOMMUNICATION SERVICES 3.2%
--------------------------------------------------------------------------------
AT&T Corp.                                2,605,995          0.9          68,303
BellSouth Corp.                           1,207,575          0.5          40,792
Sprint Corp. (FON Group)                  2,018,827          0.6          50,067


32 See financial notes.

SCHWAB S&P 500 INDEX FUND

SUMMARY OF PORTFOLIO HOLDINGS (Unaudited) continued

                                                        % OF NET        VALUE
SECURITY AND NUMBER OF SHARES                            ASSETS      ($ x 1,000)
Verizon Communications,
   Inc.                                   1,995,021          0.8          65,896
Other Securities                          1,696,909          0.4          31,045
                                                        --------     -----------
                                                             3.2         256,103
TRANSPORTATION 1.9%
--------------------------------------------------------------------------------
United Parcel Service,
   Inc., Class B                            737,390          0.8          59,780
Other Securities                          1,563,642          1.1          95,167
                                                        --------     -----------
                                                             1.9         154,947
UTILITIES 3.1%
--------------------------------------------------------------------------------
Other Securities                          6,713,965          3.1         247,307

SECURITY
RATE, MATURITY DATE
FACE AMOUNT ($ X 1,000)
U.S. TREASURY OBLIGATION 0.0% OF NET ASSETS

Other Securities
   4.65%,
   06/15/06                                   1,740           --           1,730

END OF INVESTMENTS.

                                                       NUMBER OF        VALUE
SECURITY                                                 SHARES      ($ x 1,000)
COLLATERAL INVESTED FOR SECURITIES ON LOAN
1.9% OF NET ASSETS

State Street Navigator
   Security Lending Prime
   Portfolio                                             153,343         153,343

END OF COLLATERAL INVESTED FOR SECURITIES ON LOAN.

At 04/30/06 the tax basis cost of the fund's investments was $6,079,685, and the unrealized appreciation and depreciation were $2,572,898 and ($679,884), respectively, with a net unrealized appreciation of $1,893,014.

*   Non-income producing security.
(a) All or a portion of this security is on loan. Please see the complete schedule of portfolio holdings.
(b) Issuer is affiliated with the fund's adviser.


                                                         See financial notes. 33

SCHWAB S&P 500 INDEX FUND

Statement of
ASSETS AND LIABILITIES

As of April 30, 2006; unaudited. All numbers are x 1,000 except NAV.

ASSETS
--------------------------------------------------------------------------------
Investments, at value including securities on
   loan of $148,592 (cost $6,013,332)                                $7,972,699
Collateral invested for securities on loan                              153,343
Receivables:
   Fund shares sold                                                       7,643
   Dividends                                                              9,914
   Investments sold                                                         103
   Due from brokers for futures                                              22
   Income from securities on loan                                            14
Prepaid expenses                                                   +         62
                                                                   ------------
TOTAL ASSETS                                                          8,143,800

LIABILITIES
--------------------------------------------------------------------------------
Collateral invested for securities on loan                              153,343
Bank overdraft                                                            1,811
Payables:
   Investments bought                                                       503
   Investment adviser and administrator fees                                 59
   Transfer agent and shareholder services fees                             106
   Trustee fees                                                               9
Fund shares redeemed                                                      5,346
Accrued expenses                                                   +        178
                                                                   ------------
TOTAL LIABILITIES                                                       161,355

NET ASSETS
--------------------------------------------------------------------------------
TOTAL ASSETS                                                          8,143,800
TOTAL LIABILITIES                                                  -    161,355
                                                                   ------------
NET ASSETS                                                           $7,982,445

NET ASSETS BY SOURCE
Capital received from investors                                       6,879,295
Net investment income not yet distributed                                40,235
Net realized capital losses                                            (896,452)
Net unrealized capital gains                                          1,959,367

NET ASSET VALUE (NAV) BY SHARES CLASS
                                     SHARES
SHARE CLASS      NET ASSETS  /  OUTSTANDING  =     NAV
Investor Shares  $3,759,914         185,581     $20.26
Select Shares    $3,997,040         196,612     $20.33
e.Shares           $225,491          11,126     $20.27


34 See financial notes.

SCHWAB S&P 500 INDEX FUND

Statement of
OPERATIONS

For November 1, 2005 through April 30, 2006; unaudited. All numbers are x 1,000.

INVESTMENT INCOME
--------------------------------------------------------------------------------
Dividends                                                               $79,018
Interest                                                                    398
Lending of securities                                                +       91
                                                                     -----------
TOTAL INVESTMENT INCOME                                                  79,507

NET REALIZED GAINS AND LOSSES
--------------------------------------------------------------------------------
Net realized loss on investments                                        (79,099)
Net realized gains on futures contracts                              +    2,103
                                                                     -----------
NET REALIZED LOSSES                                                     (76,996)

NET UNREALIZED GAINS AND LOSSES
--------------------------------------------------------------------------------
Net unrealized gains on investments                                     732,899
Net unrealized loss on futures contracts                             +      (42)
                                                                     -----------
NET UNREALIZED GAINS                                                    732,857

EXPENSES
--------------------------------------------------------------------------------
Investment adviser and administrator fees                                 3,562
Transfer agent and shareholder service fees:
   Investor Shares                                                        4,684
   Select Shares                                                          1,919
   e.Shares                                                                 111
Trustees' fees                                                               27
Custodian fees                                                              130
Portfolio accounting fees                                                   264
Professional fees                                                            41
Registration fees                                                            49
Shareholder reports                                                          93
Other expenses                                                       +      115
                                                                     -----------
Total expenses                                                           10,995
Expense reduction                                                    -      266
                                                                     -----------
NET EXPENSES                                                             10,729

INCREASE IN NET ASSETS FROM OPERATIONS
--------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                                  79,507
NET EXPENSES                                                         -   10,729
                                                                     -----------
NET INVESTMENT INCOME                                                    68,778
NET REALIZED LOSSES                                                     (76,996)
NET UNREALIZED GAINS                                                 +  732,857
                                                                     -----------
INCREASE IN NET ASSETS FROM OPERATIONS                                 $724,639


                                                         See financial notes. 35

SCHWAB S&P 500 INDEX FUND

Statements of
CHANGES IN NET ASSETS

For current and prior report periods. All numbers are x 1,000.
Figures for current period are unaudited.

OPERATIONS
----------------------------------------------------------------------------------------
                                                    11/1/05-4/30/06    11/1/04-10/31/05
Net investment income                                       $68,778            $150,655
Net realized gains or losses                                (76,996)             77,682
Net unrealized gains                                +       732,857             464,991
                                                    ------------------------------------
INCREASE IN NET ASSETS FROM OPERATIONS                      724,639             693,328

DISTRIBUTIONS PAID
----------------------------------------------------------------------------------------
DIVIDENDS FROM NET INVESTMENT INCOME
Investor Shares                                              57,584              64,372
Select Shares                                                67,949              75,732
e.Shares                                            +         3,806               4,246
                                                    ------------------------------------
TOTAL DIVIDENDS FROM NET INVESTMENT INCOME                 $129,339            $144,350

TRANSACTIONS IN FUND SHARES
----------------------------------------------------------------------------------------
                                               11/1/05-4/30/06       11/1/04-10/31/05
                                             SHARES        VALUE    SHARES        VALUE
SHARES SOLD
Investor Shares                               9,981     $197,377    24,608     $453,452
Select Shares                                14,917      294,800    44,426      826,293
e.Shares                                  +   1,207       23,792     2,521       46,535
                                          ----------------------------------------------
TOTAL SHARES SOLD                            26,105     $515,969    71,555   $1,326,280

SHARES REINVESTED
Investor Shares                               2,823      $55,000     3,370      $61,509
Select Shares                                 3,056       59,681     3,694       67,604
e.Shares                                  +     177        3,443       210        3,838
                                          ----------------------------------------------
TOTAL SHARES REINVESTED                       6,056     $118,124     7,274     $132,951

SHARES REDEEMED
Investor Shares                             (22,302)   ($439,568)  (51,474)   ($955,673)
Select Shares                               (29,967)    (593,136)  (72,497)  (1,349,747)
e.Shares                                  +  (1,950)     (38,361)   (5,182)     (96,047)
                                          ----------------------------------------------
TOTAL SHARES REDEEMED                       (54,219) ($1,071,065) (129,153) ($2,401,467)

NET TRANSACTIONS IN FUND SHARES             (22,058)   ($436,972)  (50,324)   ($942,236)

SHARES OUTSTANDING AND NET ASSETS
----------------------------------------------------------------------------------------
                                               11/1/05-4/30/06       11/1/04-10/31/05
                                             SHARES   NET ASSETS    SHARES   NET ASSETS
Beginning of period                         415,377   $7,824,117   465,701   $8,217,375
Total increase or decrease                + (22,058)     158,328   (50,324)    (393,258)
                                          ----------------------------------------------
END OF PERIOD                               393,319   $7,982,445   415,377   $7,824,117
                                          ----------------------------------------------
NET INVESTMENT INCOME NOT YET DISTRIBUTED                $40,235               $100,796


36 See financial notes.

SCHWAB INSTITUTIONAL SELECT(R) S&P 500 FUND

FINANCIAL STATEMENTS

FINANCIAL HIGHLIGHTS

                                                      11/1/05-      11/1/04-      11/1/03-      11/1/02-      11/1/01-      11/1/00-
                                                      4/30/06*      10/31/05      10/31/04      10/31/03      10/31/02      10/31/01
------------------------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period                  9.57          8.95          8.30          7.00          8.36         11.26
                                                      ------------------------------------------------------------------------------
Income or loss from investment operations:
   Net investment income                                0.09          0.15          0.13          0.12          0.12          0.12
   Net realized and unrealized gains or losses          0.82          0.62          0.64          1.30         (1.37)        (2.91)
                                                      ------------------------------------------------------------------------------
   Total income or loss from investment operations      0.91          0.77          0.77          1.42         (1.25)        (2.79)
Less distributions:
   Dividends from net investment income                (0.13)        (0.15)        (0.12)        (0.12)        (0.11)        (0.11)
                                                      ------------------------------------------------------------------------------
Net asset value at end of period                       10.35          9.57          8.95          8.30          7.00          8.36
                                                      ------------------------------------------------------------------------------
Total return (%)                                        9.61 1        8.64          9.36         20.65        (15.18)       (24.95)

RATIOS/SUPPLEMENTAL DATA (%)
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:
   Net operating expenses                               0.10 2        0.10          0.15          0.15          0.15          0.15
   Gross operating expenses                             0.27 2        0.33          0.35          0.36          0.37          0.37
   Net investment income                                1.91 2        1.82          1.56          1.65          1.38          1.14
Portfolio turnover rate                                    1 1           3             3             4            12            13
Net assets, end of period ($ x 1,000,000)              1,627         1,246           348           272           203           261

* Unaudited.

1 Not annualized.

2 Annualized.


                                                         See financial notes. 37

SCHWAB INSTITUTIONAL SELECT(R) S&P 500 FUND

SUMMARY OF PORTFOLIO HOLDINGS as of April 30, 2006, (Unaudited)

This section shows the fund's 50 largest portfolio holdings in unaffiliated issuers and any holdings exceeding 1% of the fund's total net assets as of the report date. The remaining securities held by the fund are grouped as "Other Securities" in each category. You can request a complete schedule of portfolio holdings as of the report date, free of charge, by calling Schwab Funds(R) at 1-800-435-4000. This complete schedule, filed on the fund's Form N-CSR, is also available on the SEC's website at http://www.sec.gov.

In addition, the fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at http://www.sec.gov and may be viewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. A copy of the fund's most recently filed quarterly schedule of portfolio holdings, included on the fund's Form N-CSR (with respect to the fund's second and fourth fiscal quarters) or Form N-Q (with respect to the fund's first and third fiscal quarters), is available by visiting Schwab's website at www.schwab.com/schwabfunds.

                                                       COST             VALUE
HOLDINGS BY CATEGORY                               ($ X 1,000)       ($ X 1,000)
--------------------------------------------------------------------------------
 97.6%  COMMON STOCK                                 1,450,531        1,587,548

  2.1%  SHORT-TERM
        INVESTMENT                                      33,759           33,759

  0.1%  U.S. TREASURY
        OBLIGATION                                       1,385            1,385

   --%  WARRANTS                                            --                5
--------------------------------------------------------------------------------
 99.8%  TOTAL INVESTMENTS                            1,485,675        1,622,697

  3.2%  COLLATERAL INVESTED
        FOR SECURITIES ON LOAN                          52,289           52,289

(3.0)%  OTHER ASSETS AND
        LIABILITIES, NET                                                (48,078)
--------------------------------------------------------------------------------
100.0%  NET ASSETS                                                    1,626,908

                                                        % OF NET        VALUE
SECURITY AND NUMBER OF SHARES                             ASSETS     ($ X 1,000)
COMMON STOCK 97.6% OF NET ASSETS

AUTOMOBILES & COMPONENTS 0.5%
--------------------------------------------------------------------------------
Other Securities                            426,790          0.5           7,808

BANKS 5.7%
--------------------------------------------------------------------------------
Wachovia Corp.                              216,884          0.8          12,981
Wells Fargo & Co.                           223,507          0.9          15,353
Other Securities                          1,466,658          4.0          64,265
                                                        --------     -----------
                                                             5.7          92,599
CAPITAL GOODS 8.7%
--------------------------------------------------------------------------------
3M Co.                                      100,918          0.5           8,621
General Electric Co. (b)                  1,389,157          3.0          48,051
The Boeing Co.                              108,755          0.6           9,076
United Technologies Corp.                   135,183          0.5           8,491
Other Securities                          1,248,908          4.1          67,971
                                                        --------     -----------
                                                             8.7         142,210
COMMERCIAL SERVICES & SUPPLIES 0.7%
--------------------------------------------------------------------------------
Other Securities                            380,918          0.7          11,931

CONSUMER DURABLES & APPAREL 1.2%
--------------------------------------------------------------------------------
Other Securities                            471,024          1.2          19,376

CONSUMER SERVICES 1.6%
--------------------------------------------------------------------------------
Other Securities                            613,412          1.6          25,496

DIVERSIFIED FINANCIALS 10.0%
--------------------------------------------------------------------------------
American Express Co.                        167,007          0.6           8,987
Bank of America Corp.                       619,453          1.9          30,923
Citigroup, Inc. (b)                         670,119          2.1          33,472
JPMorgan Chase & Co.                        467,242          1.3          21,203
Merrill Lynch & Co., Inc. (a)               123,751          0.6           9,437
Morgan Stanley                              144,865          0.6           9,315
The Charles Schwab
   Corp. (c)                                138,053          0.2           2,471
The Goldman Sachs
   Group, Inc.                               58,280          0.6           9,342
Other Securities                            633,595          2.1          37,800
                                                        --------     -----------
                                                            10.0         162,950
ENERGY 9.7%
--------------------------------------------------------------------------------
ChevronTexaco Corp.                         295,180          1.1          18,012
ConocoPhillips                              219,278          0.9          14,670
Exxon Mobil Corp. (b)                       818,509          3.2          51,632
Schlumberger Ltd.                           157,960          0.7          10,921
Other Securities                          1,024,669          3.8          61,573
                                                        --------     -----------
                                                             9.7         156,808


38 See financial notes.

SCHWAB INSTITUTIONAL SELECT(R) S&P 500 FUND

SUMMARY OF PORTFOLIO HOLDINGS (Unaudited) continued

                                                        % OF NET        VALUE
SECURITY AND NUMBER OF SHARES                             ASSETS     ($ X 1,000)
FOOD & STAPLES RETAILING 2.2%
--------------------------------------------------------------------------------
Wal-Mart Stores, Inc. (b)                   331,003          0.9          14,905
Other Securities                            618,591          1.3          20,653
                                                        --------     -----------
                                                             2.2          35,558
FOOD, BEVERAGE & TOBACCO 4.5%
--------------------------------------------------------------------------------
Altria Group, Inc. (b)                      277,037          1.3          20,268
PepsiCo, Inc.                               221,457          0.8          12,898
The Coca-Cola Co.                           278,685          0.7          11,694
Other Securities                            769,940          1.7          27,697
                                                        --------     -----------
                                                             4.5          72,557
HEALTH CARE EQUIPMENT & SERVICES 4.3%
--------------------------------------------------------------------------------
Medtronic, Inc.                             158,177          0.5           7,928
UnitedHealth Group, Inc.                    179,731          0.6           8,940
Other Securities                          1,187,361          3.2          52,508
                                                        --------     -----------
                                                             4.3          69,376
HOUSEHOLD & PERSONAL PRODUCTS 2.3%
--------------------------------------------------------------------------------
Procter & Gamble Co.                        442,075          1.6          25,733
Other Securities                            227,184          0.7          11,528
                                                        --------     -----------
                                                             2.3          37,261
INSURANCE 4.7%
--------------------------------------------------------------------------------
American International
   Group, Inc.                              346,166          1.4          22,587
Other Securities                            996,518          3.3          54,104
                                                        --------     -----------
                                                             4.7          76,691
MATERIALS 3.0%
--------------------------------------------------------------------------------
Other Securities                            992,890          3.0          49,574

MEDIA 3.2%
--------------------------------------------------------------------------------
Comcast Corp.,
   Class A (b) *                            285,866          0.5           8,847
Time Warner, Inc.                           602,216          0.7          10,479
Other Securities                          1,119,904          2.0          32,486
                                                        --------     -----------
                                                             3.2          51,812
PHARMACEUTICALS & BIOTECHNOLOGY 7.6%
--------------------------------------------------------------------------------
Abbott Laboratories (b)                     205,200          0.5           8,770
Amgen, Inc. (b) *                           154,266          0.7          10,444
Eli Lilly & Co.                             151,043          0.5           7,993
Johnson & Johnson                           396,907          1.4          23,263
Merck & Co., Inc.                           294,616          0.6          10,141
Pfizer, Inc. (b)                            981,301          1.5          24,856
Wyeth                                       179,132          0.5           8,718
Other Securities                            898,706          1.9          29,909
                                                        --------     -----------
                                                             7.6         124,094
REAL ESTATE 0.9%
--------------------------------------------------------------------------------
Other Securities                            291,826          0.9          14,430

RETAILING 3.7%
--------------------------------------------------------------------------------
Home Depot, Inc.                            280,687          0.7          11,208
Other Securities                          1,194,809          3.0          48,916
                                                        --------     -----------
                                                             3.7          60,124
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 3.0%
--------------------------------------------------------------------------------
Intel Corp.                                 779,308          1.0          15,571
Other Securities                          1,255,497          2.0          32,833
                                                        --------     -----------
                                                             3.0          48,404
SOFTWARE & SERVICES 5.2%
--------------------------------------------------------------------------------
Google, Inc., Class A *                      27,017          0.7          11,291
Microsoft Corp. (b)                       1,187,871          1.8          28,687
Other Securities                          1,703,120          2.7          44,837
                                                        --------     -----------
                                                             5.2          84,815
TECHNOLOGY HARDWARE & EQUIPMENT 6.9%
--------------------------------------------------------------------------------
Apple Computer, Inc. *                      113,843          0.5           8,013
Cisco Systems, Inc. *                       828,626          1.1          17,360
Dell, Inc. (b) *                            309,593          0.5           8,111
Hewlett-Packard Co.                         381,550          0.8          12,389
International Business
   Machines Corp.                           211,184          1.1          17,389
Qualcomm, Inc.                              220,893          0.7          11,341
Other Securities                          3,059,611          2.2          38,198
                                                        --------     -----------
                                                             6.9         112,801
TELECOMMUNICATION SERVICES 3.1%
--------------------------------------------------------------------------------
AT&T Corp.                                  517,670          0.8          13,568
BellSouth Corp.                             239,828          0.5           8,101
Sprint Corp. (FON Group)                    396,631          0.6           9,837
Verizon Communications,
   Inc.                                     390,339          0.8          12,893
Other Securities                            346,834          0.4           6,356
                                                        --------     -----------
                                                             3.1          50,755
TRANSPORTATION 1.9%
--------------------------------------------------------------------------------
United Parcel Service,
   Inc., Class B                            145,982          0.7          11,835
Other Securities                            308,562          1.2          18,746
                                                        --------     -----------
                                                             1.9          30,581


                                                         See financial notes. 39

SCHWAB INSTITUTIONAL SELECT(R) S&P 500 FUND

SUMMARY OF PORTFOLIO HOLDINGS (Unaudited) continued

                                                        % OF NET        VALUE
SECURITY AND NUMBER OF SHARES                             ASSETS     ($ X 1,000)
UTILITIES 3.0%
--------------------------------------------------------------------------------
Other Securities                          1,354,742          3.0          49,537

SECURITY                                             FACE AMOUNT
   RATE, MATURITY DATE                               ($ X 1,000)
SHORT-TERM INVESTMENT 2.1% OF NET ASSETS

Brown Brothers
   Harriman & Co. Cash
   Management Sweep
   4.24%, 05/01/06                                        33,759          33,759

SECURITY
RATE, MATURITY DATE
FACE AMOUNT                                             % OF NET
($ X 1,000)                                              ASSETS
U.S. TREASURY OBLIGATION 0.1% OF NET ASSETS

Other Securities
   4.54% , 06/15/06                           1,393          0.1           1,385

                                                                        VALUE
SECURITY AND NUMBER OF SHARES                                        ($ x 1,000)
WARRANTS 0.0% OF NET ASSETS

Other Securities ,
   12/10/07                                  11,390           --               5

END OF INVESTMENTS.

                                                       NUMBER OF        VALUE
SECURITY                                                 SHARES      ($ x 1,000)
COLLATERAL INVESTED FOR SECURITIES ON LOAN 3.2%
OF NET ASSETS

State Street Navigator
   Security Lending
   Prime Portfolio                                        52,289          52,289

END OF COLLATERAL INVESTED FOR SECURITIES ON LOAN.

At April 30, 2006 the tax basis cost of the fund's investments was $1,497,328, and the unrealized appreciation and depreciation were $188,050 and ($62,681), respectively, with a net unrealized appreciation of $125,369.

In addition to the above, the fund held the following at 04/30/2006. All numbers are x1,000 except number of futures contracts.

                                          NUMBER OF     CONTRACT     UNREALIZED
                                          CONTRACTS       VALUE     GAINS/LOSSES
FUTURES CONTRACTS

S&P 500 Index, e-mini,
     Long, expires 06/16/06                   324         21,318            151
S&P 500 Index, Long
     expires 06/15/06                          47         15,462            (15)
                                                                    ------------
                                                                            136

*   Non-income producing security.
(a) All or a portion of security is on loan.
(b) All or a portion of this security is held as collateral for open futures contracts.
(c) Issuer is affiliated with the fund's adviser.


40 See financial notes.

SCHWAB INSTITUTIONAL SELECT(R) S&P 500 FUND

Statement of
ASSETS AND LIABILITIES

As of April 30, 2006; unaudited. All numbers are x 1,000 except NAV.

ASSETS
--------------------------------------------------------------------------------
Investments, at value including securities on
   loan of $51,065 (cost $1,485,675)                                 $1,622,697
Collateral invested for securities on loan                               52,289
Receivables:
   Fund shares sold                                                       3,532
   Dividends                                                              1,960
   Due from brokers for futures                                              12
   Interest                                                                  12
   Income from securities on loan                                             2
Prepaid expenses                                                   +         41
                                                                   -------------
TOTAL ASSETS                                                          1,680,545

LIABILITIES
--------------------------------------------------------------------------------
Collateral invested for securities on loan                               52,289
Payables:
   Investments bought                                                        83
   Fund shares redeemed                                                   1,100
   Transfer agent and shareholder services fees                              10
Accrued expenses                                                   +        155
                                                                   -------------
TOTAL LIABILITIES                                                        53,637

NET ASSETS
--------------------------------------------------------------------------------
TOTAL ASSETS                                                          1,680,545
TOTAL LIABILITIES                                                  -     53,637
                                                                   -------------
NET ASSETS                                                           $1,626,908

NET ASSETS BY SOURCE
Capital received from investors                                       1,537,349
Net investment income not yet distributed                                 8,715
Net realized capital losses                                             (56,314)
Net unrealized capital gains                                            137,158

NET ASSET VALUE (NAV)

                    SHARES
NET ASSETS  /  OUTSTANDING  =    NAV
$1,626,908         157,132     10.35


                                                         See financial notes. 41

SCHWAB INSTITUTIONAL SELECT(R) S&P 500 FUND

Statement of
OPERATIONS

For November 1, 2005 through April 30, 2006; unaudited. All numbers are x 1,000.

INVESTMENT INCOME
--------------------------------------------------------------------------------
Dividends                                                               $13,984
Interest                                                                    437
Securities on loan                                                   +       29
                                                                     -----------
TOTAL INVESTMENT INCOME                                                  14,450

NET REALIZED GAINS AND LOSSES
--------------------------------------------------------------------------------
Net realized losses on investments                                       (6,592)
Net realized gains on futures contracts                              +    2,396
                                                                     -----------
NET REALIZED LOSSES                                                      (4,196)

NET UNREALIZED GAINS AND LOSSES
--------------------------------------------------------------------------------
Net unrealized gains on investments                                     118,778
Net unrealized gains on futures contracts                            +      232
                                                                     -----------
NET UNREALIZED GAINS                                                    119,010

EXPENSES
--------------------------------------------------------------------------------
Investment adviser and administrator fees                                 1,098
Transfer agent and shareholder service fees                                 606
Trustees' fees                                                                6
Portfolio accounting fees                                                    55
Custodian fees                                                               36
Professional fees                                                            16
Registration fees                                                            80
Shareholder reports                                                          45
Other expenses                                                       +       12
                                                                     -----------
Total expenses                                                            1,954
Expense reduction                                                    -    1,231
                                                                     -----------
NET EXPENSES                                                                723

INCREASE IN NET ASSETS FROM OPERATIONS
--------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                                  14,450
NET EXPENSES                                                         -      723
                                                                     -----------
NET INVESTMENT INCOME                                                    13,727
NET REALIZED LOSSES                                                      (4,196)
NET UNREALIZED GAINS                                                 +  119,010
                                                                     -----------
INCREASE IN NET ASSETS FROM OPERATIONS                                 $128,541


42 See financial notes.

SCHWAB INSTITUTIONAL SELECT(R) S&P 500 FUND

Statements of
CHANGES IN NET ASSETS

For current and prior report periods. All numbers are x 1,000.
Figures for current period are unaudited.

OPERATIONS
--------------------------------------------------------------------------------
                                          11/1/05-4/30/06      11/1/04-10/31/05
Net investment income                             $13,727               $15,535
Net realized losses                                (4,196)                 (626)
Net unrealized gains                      +       119,010                24,327
                                          --------------------------------------
INCREASE IN NET ASSETS FROM OPERATIONS            128,541                39,236

DISTRIBUTIONS PAID
--------------------------------------------------------------------------------
Dividends from net investment income              $18,249                $6,241

TRANSACTIONS IN FUND SHARES
--------------------------------------------------------------------------------
                                  11/1/05-4/30/06           11/1/04-10/31/05
                               SHARES          VALUE      SHARES          VALUE
Shares sold                    39,948       $401,728     102,956       $975,330
Shares reinvested               1,660         16,500         537          4,985
Shares redeemed             + (14,686)      (147,737)    (12,169)      (115,050)
                            ----------------------------------------------------
NET TRANSACTIONS IN
   FUND SHARES                 26,922       $270,491      91,324       $865,265

SHARES OUTSTANDING AND NET ASSETS
--------------------------------------------------------------------------------
                                  11/1/05-4/30/06           11/1/04-10/31/0
                               SHARES     NET ASSETS      SHARES     NET ASSETS
Beginning of period           130,210     $1,246,125      38,886       $347,865
Total increase              +  26,922        380,783      91,324        898,260
                            ----------------------------------------------------
END OF PERIOD                 157,132     $1,626,908     130,210     $1,246,125
                            ----------------------------------------------------

NET INVESTMENT INCOME NOT YET DISTRIBUTED     $8,715                    $13,237


                                                         See financial notes. 43

SCHWAB 1000 INDEX(R) FUND

FINANCIAL STATEMENTS

FINANCIAL HIGHLIGHTS

                                                      11/1/05-      11/1/04-      11/1/03-      11/1/02-      11/1/01-      11/1/00-
INVESTOR SHARES                                       4/30/06*      10/31/05      10/31/04      10/31/03      10/31/02      10/31/01
------------------------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period                 35.31         32.54         30.25         25.25         29.57         39.95
                                                      ------------------------------------------------------------------------------
Income or loss from investment operations:
   Net investment income                                0.28          0.55          0.37          0.33          0.31          0.26
   Net realized and unrealized gains or losses          3.16          2.70          2.26          4.99         (4.36)       (10.40)
                                                      ------------------------------------------------------------------------------
   Total income or loss from investment operations      3.44          3.25          2.63          5.32         (4.05)       (10.14)
Less distributions:
   Dividends from net investment income                (0.46)        (0.48)        (0.34)        (0.32)        (0.27)        (0.24)
                                                      ------------------------------------------------------------------------------
Net asset value at end of period                       38.29         35.31         32.54         30.25         25.25         29.57
                                                      ------------------------------------------------------------------------------
Total return (%)                                        9.79 1       10.04          8.78         21.34        (13.87)       (25.50)

RATIOS/SUPPLEMENTAL DATA (%)
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:
   Net operating expenses                               0.49 2        0.50          0.50          0.49          0.46          0.46
   Gross operating expenses                             0.49 2        0.50          0.50          0.51          0.52          0.51
   Net investment income                                1.42 2        1.49          1.15          1.27          1.04          0.78
Portfolio turnover rate                                    4 1           6             5             5             9             8
Net assets, end of period ($ x 1,000,000)              4,255         4,166         4,258         3,974         3,223         3,852

* Unaudited.

1 Not annualized.

2 Annualized.


44 See financial notes.

FINANCIAL HIGHLIGHTS

                                                      11/1/05-      11/1/04-      11/1/03-      11/1/02-      11/1/01-      11/1/00-
SELECT SHARES                                         4/30/06*      10/31/05      10/31/04      10/31/03      10/31/02      10/31/01
------------------------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period                 35.34         32.56         30.27         25.26         29.58         39.98
                                                      ------------------------------------------------------------------------------
Income or loss from investment operations:
   Net investment income                                0.29          0.56          0.42          0.37          0.35          0.31
   Net realized and unrealized gains or losses          3.17          2.74          2.25          4.99         (4.36)       (10.41)
                                                      ------------------------------------------------------------------------------
   Total income or loss from investment operations      3.46          3.30          2.67          5.36         (4.01)       (10.10)
Less distributions:
   Dividends from net investment income                (0.51)        (0.52)        (0.38)        (0.35)        (0.31)        (0.30)
                                                      ------------------------------------------------------------------------------
Net asset value at end of period                       38.29         35.34         32.56         30.27         25.26         29.58
                                                      ------------------------------------------------------------------------------
Total return (%)                                        9.87 1       10.21          8.90         21.52        (13.77)       (25.40)

RATIOS/SUPPLEMENTAL DATA (%)
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:
   Net operating expenses                               0.34 2        0.35          0.35          0.35          0.35          0.35
   Gross operating expenses                             0.34 2        0.35          0.35          0.36          0.37          0.36
   Net investment income                                1.56 2        1.63          1.30          1.41          1.15          0.89
Portfolio turnover rate                                    4 1           6             5             5             9             8
Net assets, end of period ($ x 1,000,000)              2,512         2,328         2,138         1,996         1,588         1,911

* Unaudited.

1 Not annualized.

2 Annualized.


                                                         See financial notes. 45

SCHWAB 1000 INDEX FUND

SUMMARY OF PORTFOLIO HOLDINGS as of April 30, 2006, (Unaudited)

This section shows the fund's 50 largest portfolio holdings in unaffiliated issuers and any holdings exceeding 1% of the fund's total net assets as of the report date. The remaining securities held by the fund are grouped as "Other Securities" in each category. You can request a complete schedule of portfolio holdings as of the report date, free of charge, by calling Schwab Funds(R) at 1-800-435-4000. This complete schedule, filed on the fund's Form N-CSR, is also available on the SEC's website at http://www.sec.gov.

In addition, the fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at http://www.sec.gov and may be viewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. A copy of the fund's most recently filed quarterly schedule of portfolio holdings, included on the fund's Form N-CSR (with respect to the fund's second and fourth fiscal quarters) or Form N-Q (with respect to the fund's first and third fiscal quarters), is available by visiting Schwab's website at www.schwab.com/schwabfunds.

                                                       COST             VALUE
HOLDINGS BY CATEGORY                               ($ X 1,000)       ($ X 1,000)
--------------------------------------------------------------------------------

 99.8%  COMMON STOCK                                 3,358,125        6,752,642

  0.1%  FOREIGN COMMON
        STOCK                                            3,598            5,937

   --%  OTHER INVESTMENTS                                3,539            3,539

   --%  U.S. TREASURY
        OBLIGATION                                       1,193            1,193
--------------------------------------------------------------------------------
 99.9%  TOTAL INVESTMENTS                            3,366,455        6,763,311

  5.7%  COLLATERAL INVESTED FOR
        SECURITIES ON LOAN                             383,468          383,468

(5.6)%  OTHER ASSETS AND
        LIABILITIES, NET                                               (380,036)
--------------------------------------------------------------------------------
100.0%  NET ASSETS                                                    6,766,743


                                                        % OF NET        VALUE
SECURITY AND NUMBER OF SHARES                             ASSETS     ($ X 1,000)
COMMON STOCK 99.8% OF NET ASSETS

AUTOMOBILES & COMPONENTS 0.4%
--------------------------------------------------------------------------------
Other Securities                          1,539,696          0.4          30,089

BANKS 5.5%
--------------------------------------------------------------------------------
Wachovia Corp.                              738,452          0.7          44,196
Wells Fargo & Co.                           758,898          0.8          52,129
Other Securities                          6,678,493          4.0         276,590
                                                        --------     -----------
                                                             5.5         372,915
CAPITAL GOODS 8.3%
--------------------------------------------------------------------------------
3M Co.                                      355,034          0.5          30,331
General Electric Co. (b)                  4,830,822          2.5         167,098
The Boeing Co.                              383,389          0.5          31,994
United Technologies Corp.                   472,763          0.4          29,694
Other Securities                          5,504,653          4.4         304,425
                                                        --------     -----------
                                                             8.3         563,542
COMMERCIAL SERVICES & SUPPLIES 1.0%
--------------------------------------------------------------------------------
Other Securities                          1,965,010          1.0          66,573

CONSUMER DURABLES & APPAREL 1.4%
--------------------------------------------------------------------------------
Other Securities                          2,112,151          1.4          93,612

CONSUMER SERVICES 2.1%
--------------------------------------------------------------------------------
Other Securities                          3,521,571          2.1         145,793

DIVERSIFIED FINANCIALS 9.4%
--------------------------------------------------------------------------------
American Express Co. (b)                    589,477          0.5          31,720
Bank of America Corp. (b)                 2,153,468          1.6         107,501
Citigroup, Inc.                           2,399,975          1.8         119,879
JPMorgan Chase & Co.                      1,642,938          1.1          74,556
Merrill Lynch & Co., Inc.                   433,262          0.5          33,041
Morgan Stanley                              514,848          0.5          33,105
The Charles Schwab
   Corp. (b)(c)                             599,315          0.2          10,728
The Goldman Sachs
   Group, Inc.                              207,972          0.5          33,336
Other Securities                          3,305,303          2.7         190,013
                                                        --------     -----------
                                                             9.4         633,879


46 See financial notes.

SCHWAB 1000 INDEX FUND

SUMMARY OF PORTFOLIO HOLDINGS (Unaudited) continued

                                                        % OF NET        VALUE
SECURITY AND NUMBER OF SHARES                             ASSETS     ($ X 1,000)
ENERGY 9.3%
--------------------------------------------------------------------------------
ChevronTexaco Corp.                       1,021,877          0.9          62,355
ConocoPhillips                              768,139          0.8          51,388
Exxon Mobil Corp.                         2,936,104          2.7         185,209
Schlumberger Ltd.                           544,006          0.5          37,613
Other Securities                          5,328,721          4.4         296,406
                                                        --------     -----------
                                                             9.3         632,971
FOOD & STAPLES RETAILING 2.3%
--------------------------------------------------------------------------------
Wal-Mart Stores, Inc. (a)(b)              1,909,877          1.2          86,002
Other Securities                          2,127,200          1.1          71,071
                                                        --------     -----------
                                                             2.3         157,073
FOOD, BEVERAGE & TOBACCO 4.6%
--------------------------------------------------------------------------------
Altria Group, Inc. (b)                      949,415          1.0          69,459
PepsiCo, Inc.                               766,287          0.7          44,629
The Coca-Cola Co.                         1,110,804          0.7          46,609
Other Securities                          4,356,049          2.2         153,491
                                                        --------     -----------
                                                             4.6         314,188
HEALTH CARE EQUIPMENT & SERVICES 4.2%
--------------------------------------------------------------------------------
UnitedHealth Group, Inc.                    628,712          0.5          31,272
Other Securities                          5,666,457          3.7         254,287
                                                        --------     -----------
                                                             4.2         285,559
HOUSEHOLD & PERSONAL PRODUCTS 2.0%
--------------------------------------------------------------------------------
Procter & Gamble Co.                      1,576,602          1.4          91,774
Other Securities                            848,924          0.6          42,726
                                                        --------     -----------
                                                             2.0         134,500
INSURANCE 5.9%
--------------------------------------------------------------------------------
American International
   Group, Inc.                            1,197,136          1.2          78,113
Berkshire Hathaway,
   Inc., Class A *                              706          0.9          62,834
Other Securities                          4,978,229          3.8         255,430
                                                        --------     -----------
                                                             5.9         396,377
MATERIALS 3.2%
--------------------------------------------------------------------------------
Other Securities                          4,910,304          3.2         218,316

MEDIA 3.7%
--------------------------------------------------------------------------------
Comcast Corp., Class A *                    989,202          0.5          30,616
Time Warner, Inc.                         2,034,138          0.5          35,394
Other Securities                          8,230,857          2.7         186,520
                                                        --------     -----------
                                                             3.7         252,530
PHARMACEUTICALS & BIOTECHNOLOGY 7.3%
--------------------------------------------------------------------------------
Abbott Laboratories (b)                     700,446          0.5          29,937
Amgen, Inc. (b) *                           558,760          0.6          37,828
Genentech, Inc. *                           472,019          0.6          37,625
Johnson & Johnson                         1,371,817          1.2          80,402
Merck & Co., Inc.                         1,038,585          0.5          35,748
Pfizer, Inc.                              3,461,210          1.3          87,672
Wyeth                                       598,983          0.4          29,152
Other Securities                          4,241,708          2.2         153,514
                                                        --------     -----------
                                                             7.3         491,878
REAL ESTATE 2.0%
--------------------------------------------------------------------------------
Other Securities                          2,959,596          2.0         132,896

RETAILING 3.9%
--------------------------------------------------------------------------------
Home Depot, Inc.                            968,695          0.6          38,680
Other Securities                          5,765,170          3.3         223,119
                                                        --------     -----------
                                                             3.9         261,799
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 3.0%
--------------------------------------------------------------------------------
Intel Corp.                               2,761,028          0.8          55,165
Texas Instruments,
   Inc. (b)                                 811,084          0.4          28,153
Other Securities                          4,638,916          1.8         117,619
                                                        --------     -----------
                                                             3.0         200,937
SOFTWARE & SERVICES 5.9%
--------------------------------------------------------------------------------
Google, Inc., Class A *                     136,348          0.9          56,985
Microsoft Corp. (b)                       4,886,447          1.8         118,008
Oracle Corp. *                            2,388,510          0.5          34,848
Other Securities                          6,274,816          2.7         192,090
                                                        --------     -----------
                                                             5.9         401,931
TECHNOLOGY HARDWARE & EQUIPMENT 6.4%
--------------------------------------------------------------------------------
Cisco Systems, Inc. *                     3,078,089          1.0          64,486
Dell, Inc. *                              1,116,476          0.4          29,252
Hewlett-Packard Co.                       1,345,218          0.7          43,679
International Business
   Machines Corp.                           746,116          0.9          61,435
Qualcomm, Inc.                              775,828          0.6          39,831
Other Securities                         12,051,584          2.8         195,824
                                                        --------     -----------
                                                             6.4         434,507
TELECOMMUNICATION SERVICES 3.0%
--------------------------------------------------------------------------------
AT&T Corp. (b)                            1,811,648          0.7          47,483
BellSouth Corp.                             845,066          0.4          28,546
Sprint Corp. (FON
   Group) (b)                             1,367,507          0.5          33,914


                                                         See financial notes. 47

SCHWAB 1000 INDEX FUND

SUMMARY OF PORTFOLIO HOLDINGS (Unaudited) continued

                                                        % OF NET        VALUE
SECURITY AND NUMBER OF SHARES                             ASSETS     ($ X 1,000)
Verizon Communications,
   Inc.                                   1,351,137          0.7          44,628
Other Securities                          2,267,721          0.7          46,437
                                                        --------     -----------
                                                             3.0         201,008
TRANSPORTATION 1.9%
--------------------------------------------------------------------------------
United Parcel Service, Inc.,
   Class B                                  510,825          0.6          41,413
Other Securities                          1,679,800          1.3          86,839
                                                        --------     -----------
                                                             1.9         128,252
UTILITIES 3.0%
--------------------------------------------------------------------------------
Other Securities                          5,825,579          3.0         201,517

\FOREIGN COMMON STOCK 0.1% OF NET ASSETS

CAYMAN ISLANDS 0.1%
--------------------------------------------------------------------------------

ENERGY 0.1%
--------------------------------------------------------------------------------
Other Securities                             96,995          0.1           5,937

SECURITY
RATE, MATURITY DATE
FACE AMOUNT                                             % OF NET
($ X 1,000)                                              ASSETS
OTHER INVESTMENTS 0.0% OF NET ASSETS

Other Securities
   1.00%, 12/31/30                            3,539          0.1           3,539

U.S. TREASURY OBLIGATION 0.0% OF NET ASSETS

Other Securities
   4.65%, 06/15/06                            1,200           --           1,193

END OF INVESTMENTS.

                                                       NUMBER OF        VALUE
SECURITY                                                 SHARES      ($ x 1,000)
COLLATERAL INVESTED FOR SECURITIES ON LOAN 5.7%
OF NET ASSETS

State Street Navigator
   Security Lending
   Prime Portfolio                                       383,468         383,468

END OF COLLATERAL INVESTED FOR SECURITIES ON LOAN.

At 04/30/06 the tax basis cost of the fund's investments was $3,371,206, and the unrealized appreciation and depreciation were $3,543,933 and ($151,828), respectively, with a net unrealized appreciation of $3,392,105.

In addition to the above, the fund held the following at 04/30/2006. All numbers are x1,000 except number of futures contracts.

                                          NUMBER OF     CONTRACT     UNREALIZED
                                          CONTRACTS       VALUE     GAINS/LOSSES
FUTURES CONTRACTS

S&P 500 Index, e-mini,
   Long, expires 06/16/06                        30        1,974              31

*   Non-income producing security.
(a) All or a portion of this security is on loan.
(b) All or a portion of this security is held as collateral for open futures contracts.
(c) Issuer is affiliated with the fund's adviser.


48 See financial notes.

SCHWAB 1000 INDEX FUND

Statement of
ASSETS AND LIABILITIES

As of April 30, 2006; unaudited. All numbers are x 1,000 except NAV.

ASSETS
--------------------------------------------------------------------------------
Investments, at value including securities on
   loan of $373,913 (cost $3,366,455)                                $6,763,311
Collateral invested for securities on loan                              383,468
Receivables:
   Fund shares sold                                                       3,281
   Dividends                                                              7,318
   Due from brokers for futures                                              11
   Interest                                                                  38
   Income from securities on loan                                            69
Prepaid expenses                                                   +         85
                                                                   ------------
TOTAL ASSETS                                                          7,157,581

LIABILITIES
--------------------------------------------------------------------------------
Collateral invested for securities on loan                              383,468
Payables:
   Investments bought                                                       287
   Investment adviser and administrator fees                                123
   Transfer agent and shareholder services fees                             108
   Trustee fees                                                               7
   Fund shares redeemed                                                   6,673
Accrued expenses                                                   +        172
                                                                   ------------
TOTAL LIABILITIES                                                       390,838

NET ASSETS
--------------------------------------------------------------------------------
TOTAL ASSETS                                                          7,157,581
TOTAL LIABILITIES                                                  -    390,838
                                                                   ------------
NET ASSETS                                                           $6,766,743

NET ASSETS BY SOURCE
Capital received from investors                                       3,726,642
Net investment income not yet distributed                                29,372
Net realized capital losses                                            (386,158)
Net unrealized capital gains                                          3,396,887

NET ASSET VALUE (NAV) BY SHARE CLASS

                                     SHARES
SHARE CLASS      NET ASSETS  /  OUTSTANDING  =     NAV
Investor Shares  $4,255,015         111,123     $38.29
Select Shares    $2,511,728          65,594     $38.29


                                                         See financial notes. 49

SCHWAB 1000 INDEX FUND

Statement of
OPERATIONS

For November 1, 2005 through April 30, 2006; unaudited. All numbers are x 1,000.

INVESTMENT INCOME
--------------------------------------------------------------------------------
Dividends (net of foreign witholding taxes of $4)                        $63,046
Interest                                                                     237
Lending of securities                                                 +      256
                                                                      ----------
TOTAL INVESTMENT INCOME                                                   63,539

NET REALIZED GAINS AND LOSSES
--------------------------------------------------------------------------------
Net realized gains on investments                                        126,723
Net realized gains on futures contracts                               +      693
                                                                      ----------
NET REALIZED GAINS                                                       127,416

NET UNREALIZED GAINS AND LOSSES
--------------------------------------------------------------------------------
Net unrealized gains on investments                                      450,730
Net unrealized gains on futures contracts                             +       39
                                                                      ----------
NET UNREALIZED GAINS                                                     450,769

EXPENSES
--------------------------------------------------------------------------------
Investment adviser and administrator fees                                  7,372
Transfer agent and shareholder service fees:
   Investor Shares                                                         5,298
   Select Shares                                                           1,220
Trustees' fees                                                                23
Custodian fees                                                                72
Portfolio accounting fees                                                    215
Professional fees                                                             35
Registration fees                                                             41
Shareholder reports                                                           88
Other expenses                                                        +       98
                                                                      ----------
TOTAL EXPENSES                                                            14,462

INCREASE IN NET ASSETS FROM OPERATIONS
--------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                                   63,539
TOTAL EXPENSES                                                        -   14,462
                                                                      ----------
NET INVESTMENT INCOME                                                     49,077
NET REALIZED GAINS                                                       127,416
NET UNREALIZED GAINS                                                  +  450,769
                                                                      ----------
INCREASE IN NET ASSETS FROM OPERATIONS                                  $627,262


50 See financial notes.

SCHWAB 1000 INDEX FUND

Statements of
CHANGES IN NET ASSETS

For current and prior report periods. All numbers are x 1,000.
Figures for current period are unaudited.

TRANSACTIONOPERATIONS
--------------------------------------------------------------------------------
                                            11/1/05-4/30/06    11/1/04-10/31/05
Net investment income                               $49,077            $101,492
Net realized gains                                  127,416              45,444
Net unrealized gains                        +       450,769             485,599
                                            ------------------------------------
INCREASE IN NET ASSETS FROM OPERATIONS              627,262             632,535

DISTRIBUTIONS PAID
--------------------------------------------------------------------------------
DIVIDENDS FROM NET INVESTMENT INCOME
Investor Shares                                      53,026              61,678
Select Shares                               +        33,855              33,954
                                            ------------------------------------
TOTAL DIVIDENDS FROM NET INVESTMENT INCOME          $86,881             $95,632

TRANSACTIONS IN FUND SHARES
--------------------------------------------------------------------------------
                                   11/1/05-4/30/06          11/1/04-10/31/05
                                 SHARES        VALUE      SHARES          VALUE
SHARES SOLD
Investor Shares                   3,821      $142,076     10,950       $375,768
Select Shares                 +   5,303       196,974     11,316        393,335
                              --------------------------------------------------
TOTAL SHARES SOLD                 9,124      $339,050     22,266       $769,103

SHARES REINVESTED
Investor Shares                   1,329       $48,830      1,674        $56,670
Select Shares                 +     769        28,221        840         28,419
                              --------------------------------------------------
TOTAL SHARES REINVESTED           2,098       $77,051      2,514        $85,089

SHARES REDEEMED
Investor Shares                 (12,016)    ($446,989)   (25,490)     ($881,852)
Select Shares                 +  (6,351)     (236,301)   (11,930)      (410,943)
                              --------------------------------------------------
TOTAL SHARES REDEEMED           (18,367)    ($683,290)   (37,420)   ($1,292,795)

NET TRANSACTIONS IN FUND
   SHARES                        (7,145)    ($267,189)   (12,640)     ($438,603)

SHARES OUTSTANDING AND NET ASSETS
--------------------------------------------------------------------------------
                                   11/1/05-4/30/06          11/1/04-10/31/05
                                 SHARES    NET ASSETS     SHARES    NET ASSETS
Beginning of period             183,862    $6,493,551    196,502     $6,395,251
Total increase or decrease    +  (7,145)      273,192    (12,640)        98,300
                              --------------------------------------------------
END OF PERIOD                   176,717    $6,766,743    183,862     $6,493,551
                              --------------------------------------------------
NET INVESTMENT INCOME NET
   YET DISTRIBUTED              $29,372                  $67,176


                                                         See financial notes. 51

SCHWAB SMALL-CAP INDEX FUND(R)

FINANCIAL STATEMENTS

FINANCIAL HIGHLIGHTS

                                                      11/1/05-      11/1/04-      11/1/03-      11/1/02-      11/1/01-      11/1/00-
INVESTOR SHARES                                       4/30/06*      10/31/05      10/31/04      10/31/03      10/31/02      10/31/01
------------------------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)
------------------------------------------------------------------------------------------------------------------------------------

Net asset value at beginning of period                  22.31         19.92         18.22         13.27         15.98         21.06
                                                      ------------------------------------------------------------------------------
Income or loss from investment operations:

  Net investment income                                  0.12          0.14          0.13          0.11          0.13          0.07
  Net realized and unrealized gains or losses            3.60          2.38          1.68          4.98         (2.17)        (2.76)
                                                      ------------------------------------------------------------------------------
  Total income or loss from investment operations        3.72          2.52          1.81          5.09         (2.04)        (2.69)

Less distributions:

  Dividends from net investment income                  (0.14)        (0.13)        (0.11)        (0.14)        (0.09)        (0.08)
  Distributions from net realized gains                 (0.15)           --            --            --         (0.58)        (2.31)
                                                      ------------------------------------------------------------------------------
  Total distributions                                   (0.29)        (0.13)        (0.11)        (0.14)        (0.67)        (2.39)
                                                      ------------------------------------------------------------------------------
Net asset value at end of period                        25.74         22.31         19.92         18.22         13.27         15.98
                                                      ------------------------------------------------------------------------------
Total return (%)                                        16.80 1       12.66          9.98         38.72        (13.66)       (13.66)

RATIOS/SUPPLEMENTAL DATA (%)
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:
   Net operating expenses                                0.57 2        0.58          0.59          0.56          0.49          0.49
   Gross operating expenses                              0.57 2        0.58          0.59          0.60          0.60          0.61
   Net investment income                                 0.92 2        0.57          0.66          0.74          0.77          0.49
Portfolio turnover rate                                    25 1          40            39            34            44            49
Net assets, end of period ($ x 1,000,000)                 887           823           869           886           722           804

* Unaudited.

1 Not annualized.

2 Annualized.


52 See financial notes.

SCHWAB SMALL-CAP INDEX FUND

FINANCIAL HIGHLIGHTS

                                                      11/1/05-      11/1/04-      11/1/03-      11/1/02-      11/1/01-      11/1/00-
SELECT SHARES                                         4/30/06*      10/31/05      10/31/04      10/31/03      10/31/02      10/31/01
------------------------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period                  22.36         19.96         18.25         13.28         16.00         21.09
                                                      ------------------------------------------------------------------------------
Income or loss from investment operations:
  Net investment income                                  0.13          0.17          0.17         0.14           0.14          0.11
  Net realized and unrealized gains or losses            3.61          2.39          1.68         4.99          (2.18)        (2.78)
                                                      ------------------------------------------------------------------------------
  Total income or loss from investment operations        3.74          2.56          1.85         5.13          (2.04)        (2.67)

Less distributions:

  Dividends from net investment income                  (0.18)        (0.16)        (0.14)       (0.16)         (0.10)        (0.11)
  Distributions from net realized gains                 (0.15)           --            --           --          (0.58)        (2.31)
                                                      ------------------------------------------------------------------------------
  Total distributions                                   (0.33)        (0.16)        (0.14)       (0.16)         (0.68)        (2.42)
                                                      ------------------------------------------------------------------------------
Net asset value at end of period                        25.77         22.36         19.96        18.25          13.28         16.00
                                                      ------------------------------------------------------------------------------
Total return (%)                                        16.87 1       12.86         10.16        39.02         (13.62)       (13.56)

RATIOS/SUPPLEMENTAL DATA (%)
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:
  Net operating expenses                                 0.42 2        0.41          0.42          0.41          0.38         0.38
  Gross operating expenses                               0.42 2        0.43          0.44          0.45          0.45         0.46
  Net investment income                                  1.07 2        0.74          0.82          0.89          0.88         0.60
Portfolio turnover rate                                    25 1          40            39            34            44           49
Net assets, end of period ($ x 1,000,000)                 867           795           761           759           638          727

 * Unaudited.

 1 Not annualized.

 2 Annualized.


                                                         See financial notes. 53

SCHWAB SMALL-CAP INDEX FUND

SUMMARY OF PORTFOLIO HOLDINGS as of April 30, 2006, (Unaudited)

This section shows the fund's 50 largest portfolio holdings in unaffiliated issuers and any holdings exceeding 1% of the fund's total net assets as of the report date. The remaining securities held by the fund are grouped as "Other Securities" in each category. You can request a complete schedule of portfolio holdings as of the report date, free of charge, by calling Schwab Funds(R) at 1-800-435-4000. This complete schedule, filed on the fund's Form N-CSR, is also available on the SEC's website at http://www.sec.gov.

In addition, the fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at http://www.sec.gov and may be viewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. A copy of the fund's most recently filed quarterly schedule of portfolio holdings, included on the fund's Form N-CSR (with respect to the fund's second and fourth fiscal quarters) or Form N-Q (with respect to the fund's first and third fiscal quarters), is available by visiting Schwab's website at www.schwab.com/schwabfunds.


                                                         COST           VALUE
HOLDINGS BY CATEGORY                                 ($ X 1,000)     ($ X 1,000)
--------------------------------------------------------------------------------
  99.8%  COMMON STOCK                                 1,317,145       1,750,228

   0.1%  SHORT-TERM
         INVESTMENT                                       2,473           2,473

    --%  U.S. TREASURY
         OBLIGATION                                         224             224
--------------------------------------------------------------------------------

  99.9%  TOTAL INVESTMENTS                            1,319,842       1,752,925

  11.8%  COLLATERAL INVESTED FOR
         SECURITIES ON LOAN                             206,607         206,607

(11.7)%  OTHER ASSETS AND
         LIABILITIES, NET                                              (205,591)
--------------------------------------------------------------------------------
 100.0%  NET ASSETS                                                   1,753,941


                                                         % OF NET       VALUE
SECURITY AND NUMBER OF SHARES                             ASSETS     ($ X 1,000)

COMMON STOCK 99.8% OF NET ASSETS
AUTOMOBILES & COMPONENTS 0.9%
--------------------------------------------------------------------------------
Other Securities                              747,909         0.9         15,465

BANKS 8.2%
--------------------------------------------------------------------------------
Bancorpsouth, Inc.                            114,368         0.1          2,931
First Citizens BancShares,
   Inc., Class A                               15,465         0.1          2,958
Other Securities                            5,431,889         8.0        138,188
                                                         --------    -----------
                                                              8.2        144,077

CAPITAL GOODS 8.2%
--------------------------------------------------------------------------------
AGCO Corp. *                                  125,945         0.2          2,981
Armor Holdings, Inc. *                         48,216         0.2          2,945
DRS Technologies, Inc.                         54,291         0.2          3,015
GATX Corp.                                     69,790         0.2          3,266
Lincoln Electric
     Holdings, Inc.                            57,525         0.2          3,153
Toro Co.                                       60,335         0.2          2,984
Other Securities                            3,784,057         7.0        125,809
                                                         --------    -----------
                                                              8.2        144,153

COMMERCIAL SERVICES & SUPPLIES 3.5%
--------------------------------------------------------------------------------
Other Securities                            2,246,689         3.5         61,365

CONSUMER DURABLES & APPAREL 3.7%
--------------------------------------------------------------------------------
Other Securities                            2,487,522         3.7         65,457

CONSUMER SERVICES 4.6%
--------------------------------------------------------------------------------
Orient-Express Hotels
   Ltd., Class A                               79,772         0.2          3,271
Sotheby's Holdings,
    Inc., Class A *                            97,741         0.2          2,931
Other Securities                            2,496,798         4.2         74,262
                                                         --------    -----------
                                                              4.6         80,464

DIVERSIFIED FINANCIALS 2.1%
--------------------------------------------------------------------------------
Greenhill & Co., Inc. (a)                      45,682         0.2          3,240
Investment Technology
   Group, Inc. *                               63,465         0.2          3,363
Other Securities                            1,110,520         1.7         30,874
                                                         --------    -----------
                                                              2.1         37,477

ENERGY 8.1%
--------------------------------------------------------------------------------
Boardwalk Pipeline
   Partners, LP (a)                           141,435         0.2          3,187


54 See financial notes.

SCHWAB SMALL-CAP INDEX FUND

SUMMARY OF PORTFOLIO HOLDINGS (Unaudited) continued

                                                         % OF NET       VALUE
SECURITY AND NUMBER OF SHARES                             ASSETS     ($ X 1,000)
Foundation Coal
   Holdings, Inc.                              62,278         0.2          3,157
Holly Corp.                                    41,603         0.2          3,211
Magellan Midstream
   Partners (a)                                92,608         0.2          3,145
Maverick Tube Corp. (a) *                      59,311         0.2          3,228
Seacor Holdings, Inc. *                        34,616         0.2          3,062
Superior Energy
   Services, Inc. *                           104,787         0.2          3,369
Other Securities                            4,192,039         6.7        120,167
                                                         --------    -----------
                                                              8.1        142,526

FOOD & STAPLES RETAILING 0.9%
--------------------------------------------------------------------------------
Rite Aid Corp. *                              721,895         0.2          3,248
Other Securities                              407,602         0.7         12,691
                                                         --------    -----------
                                                              0.9         15,939

FOOD, BEVERAGE & TOBACCO 1.6%
--------------------------------------------------------------------------------
Hansen Natural
   Corp. (a) *                                 30,715         0.2          3,976
Other Securities                              849,710         1.4         24,616
                                                         --------    -----------
                                                              1.6         28,592

HEALTH CARE EQUIPMENT & SERVICES 5.1%
--------------------------------------------------------------------------------
Brookdale Senior
   Living, Inc. (a)                            78,669         0.2          2,993
WebMD Health Corp.,
   Class A (a) *                               69,724         0.2          3,034
Other Securities                            2,747,195         4.7         83,420
                                                         --------    -----------
                                                              5.1         89,447

HOUSEHOLD & PERSONAL PRODUCTS 0.6%
--------------------------------------------------------------------------------
Other Securities                              978,677         0.6         11,210

INSURANCE 4.1%
--------------------------------------------------------------------------------
Arch Capital Group Ltd. *                      49,227         0.2          2,991
Other Securities                            2,389,812         3.9         68,036
                                                         --------    -----------
                                                              4.1         71,027

MATERIALS 4.9%
--------------------------------------------------------------------------------
Albemarle Corp.                                63,716         0.2          3,047
Carpenter Technology
   Corp.                                       36,101         0.2          4,294
Steel Dynamics, Inc.                           67,162         0.2          4,194
Other Securities                            3,269,798         4.3         74,357
                                                         --------    -----------
                                                              4.9         85,892

MEDIA 2.1%
--------------------------------------------------------------------------------
Other Securities                            2,899,400         2.1         36,677

PHARMACEUTICALS & BIOTECHNOLOGY 4.3%
--------------------------------------------------------------------------------
Other Securities                            3,434,199         4.3         75,126

REAL ESTATE 6.3%
--------------------------------------------------------------------------------
Taubman Centers, Inc.                          70,883         0.2          2,916
Other Securities                            4,066,384         6.1        107,670
                                                         --------    -----------
                                                              6.3        110,586

RETAILING 5.4%
--------------------------------------------------------------------------------
Coldwater Creek, Inc. *                       120,979         0.2          3,383
Nutri/System, Inc. (a) *                       46,448         0.1          3,152
OfficeMax, Inc.                                87,792         0.2          3,398
The Men's Wearhouse,
   Inc. (b)                                    82,645         0.1          2,929
Other Securities                            3,393,715         4.8         82,036
                                                         --------    -----------
                                                              5.4         94,898

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 4.1%
--------------------------------------------------------------------------------
Amkor Technology, Inc. (a) *                  245,218         0.2          2,965
Cree, Inc. (a) *                              108,896         0.2          3,247
Cymer, Inc. *                                  56,165         0.2          2,903
PMC - Sierra, Inc. (a) *                      254,323         0.2          3,161
Spansion, Inc. Class A *                      171,763         0.2          2,941
Other Securities                            4,700,305         3.1         55,708
                                                         --------    -----------
                                                              4.1         70,925

SOFTWARE & SERVICES 8.1%
--------------------------------------------------------------------------------
Factset Research
   Systems, Inc.                               66,796         0.2          2,948
Parametric
   Technology Corp. *                         347,452         0.3          5,191
Sybase, Inc. *                                135,719         0.2          2,955
VeriFone Holdings, Inc. (a) *                 101,143         0.2          3,131
Other Securities                            6,782,444         7.2        127,466
                                                         --------    -----------
                                                              8.1        141,691

TECHNOLOGY HARDWARE & EQUIPMENT 5.8%
--------------------------------------------------------------------------------
3Com Corp. (b) *                              540,019         0.2          2,911
Foundry Networks, Inc. *                      211,524         0.2          3,006
Palm, Inc. (a) *                              147,560         0.2          3,335
Polycom, Inc. *                               138,739         0.2          3,052
Trimble Navigation Ltd. *                      74,801         0.2          3,544
Other Securities                            4,984,459         4.8         86,363
                                                         --------    -----------
                                                              5.8        102,211


                                                         See financial notes. 55

SCHWAB SMALL-CAP INDEX FUND

SUMMARY OF PORTFOLIO HOLDINGS (Unaudited) continued

                                                         % OF NET       VALUE
SECURITY AND NUMBER OF SHARES                             ASSETS     ($ X 1,000)
TELECOMMUNICATION SERVICES 1.3%
--------------------------------------------------------------------------------
SBA Communications
   Corp. *                                    118,934         0.1          2,988
Other Securities                            1,629,645         1.2         19,141
                                                         --------    -----------
                                                              1.3         22,129

TRANSPORTATION 2.8%
--------------------------------------------------------------------------------
Amerco, Inc. *                                 29,704         0.2          3,102
Continental Airlines,
   Inc., Class B *                            125,511         0.2          3,268
Swift Transportation
   Co., Inc. *                                102,350         0.2          3,065
Other Securities                            1,428,115         2.2         39,645
                                                         --------    -----------
                                                              2.8         49,080

UTILITIES 3.1%
--------------------------------------------------------------------------------
Other Securities                            2,811,247         3.1         53,814


SECURITY
RATE, MATURITY DATE
FACE AMOUNT                                               % OF NET       VALUE
($ X 1,000)                                                ASSETS     ($ X 1,000)

SHORT-TERM INVESTMENT 0.1% OF NET ASSETS
Other Securities
    4.24% , 05/01/06                            2,473         0.1          2,473

SECURITY
RATE, MATURITY DATE
FACE AMOUNT                                               % OF NET
($ X 1,000)                                                ASSETS

U.S. TREASURY OBLIGATION 0.0% OF NET ASSETS
Other Securities
  4.50% , 06/15/06                                225          --            224

END OF INVESTMENTS.

                                                        NUMBER OF       VALUE
SECURITY                                                  SHARES     ($ x 1,000)
COLLATERAL INVESTED FOR SECURITIES ON LOAN
11.8% OF NET ASSETS

State Street Navigator
   Security Lending Prime
   Portfolio                                              206,607        206,607

END OF COLLATERAL INVESTED FOR SECURITIES ON LOAN.

At 04/30/06 the tax basis cost of the fund's investments was $1,321,010, and the unrealized appreciation and depreciation were $493,730 and ($61,815), respectively, with a net unrealized appreciation of $431,915.

In addition to the above, the fund held the following at 04/30/2006. All numbers are x1,000 except number of futures contracts.

                                        NUMBER OF      CONTRACT     UNREALIZED
                                        CONTRACTS       VALUE         GAINS
FUTURES CONTRACTS

Russell 2000 Index, e-mini
   Futures, Long, expires
   06/16/06                               33            2,537           62

 *  Non-income producing security.
(a) All or a portion of security is on loan.
(b) All or a portion of this security is held as collateral for open futures contracts.


56 See financial notes.

SCHWAB SMALL-CAP INDEX FUND

Statement of
ASSETS AND LIABILITIES

As of April 30, 2006; unaudited. All numbers are x 1,000 except NAV.

ASSETS
--------------------------------------------------------------------------------
Investments, at value including securities on
 loan of $201,400 (cost $1,319,842)                                   $1,752,925
Collateral invested for securities on loan                               206,607
Cash                                                                           4
Receivables:
   Fund shares sold                                                        1,017
   Dividends                                                                 920
   Due from brokers for futures                                               39
   Interest                                                                    1
   Income from securities on loan                                            166
Prepaid expenses                                                   +          25
                                                                   -------------
TOTAL ASSETS                                                           1,961,704

LIABILITIES
--------------------------------------------------------------------------------
Collateral invested for securities on loan                               206,607
Payables:
   Investment adviser and administrator fees                                  42
   Transfer agent and shareholder services fees                               25
   Trustee fees                                                                2
   Fund shares redeemed                                                    1,021
Accrued expenses                                                   +          66
                                                                   -------------
TOTAL LIABILITIES                                                        207,763

NET ASSETS
--------------------------------------------------------------------------------
Total assets                                                           1,961,705
Total liabilities                                                  -     207,764
                                                                   -------------
NET ASSETS                                                            $1,753,941

NET ASSETS BY SOURCE
Capital received from investors                                        1,143,459
Net investment income not yet distributed                                  5,663
Net realized capital gains                                               171,674
Net unrealized capital gains                                             433,145

NET ASSET VALUE (NAV) BY SHARE CLASS

                                        SHARES
SHARE CLASS       NET ASSETS   /   OUTSTANDING   =      NAV
Investor Shares     $887,320            34,472       $25.74
Select Shares        866,621            33,625       $25.77


                                                         See financial notes. 57

SCHWAB SMALL-CAP INDEX FUND

Statement of
OPERATIONS

For November 1, 2005 through April 30, 2006; unaudited. All numbers are x 1,000.

INVESTMENT INCOME
--------------------------------------------------------------------------------
Dividends                                                               $ 11,437
Interest                                                                     181
Lending of securities                                                +       940
                                                                     -----------
TOTAL INVESTMENT INCOME                                                   12,558

NET REALIZED GAINS AND LOSSES
--------------------------------------------------------------------------------
Net realized gains on investments                                        171,587
Net realized gains on futures contracts                              +     1,321
                                                                     -----------
NET REALIZED GAINS                                                       172,908

NET UNREALIZED GAINS AND LOSSES
--------------------------------------------------------------------------------
Net unrealized gains on investments                                       82,370
Net unrealized gains on futures contracts                            +        62
                                                                     -----------
NET UNREALIZED GAINS                                                      82,432

EXPENSES
--------------------------------------------------------------------------------
Investment adviser and administrator fees                                  2,489
Transfer agent and shareholder
service fees:
   Investor Shares                                                         1,069
   Select Shares                                                             417
Trustees' fees                                                                 8
Custodian fees                                                                28
Portfolio accounting fees                                                     74
Professional fees                                                             24
Registration fees                                                             39
Shareholder reports                                                           24
Other expenses                                                       +        11
                                                                     -----------
Total expenses                                                             4,183
Expense reduction                                                    -         9
                                                                     -----------
NET EXPENSES                                                               4,174

INCREASE IN NET ASSETS FROM OPERATIONS
--------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                                   12,558
NET EXPENSES                                                         -     4,174
                                                                     -----------
NET INVESTMENT INCOME                                                      8,384
NET REALIZED GAINS                                                       172,908
NET UNREALIZED GAINS                                                 +    82,432
                                                                     -----------
INCREASE IN NET ASSETS FROM OPERATIONS                                  $263,724



58 See financial notes.

SCHWAB SMALL-CAP INDEX FUND

Statements of
CHANGES IN NET ASSETS

For current and prior report periods. All numbers are x 1,000.
Figures for current period are unaudited.

OPERATIONS
--------------------------------------------------------------------------------
                                             11/1/05-4/30/06    11/1/04-10/31/05
Net investment income                                 $8,384             $10,894
Net realized gains                                   172,908              81,311
Net unrealized gains                           +      82,432             109,886
                                               ---------------------------------
INCREASE IN NET ASSETS FROM OPERATIONS               263,724             202,091

DISTRIBUTIONS PAID
--------------------------------------------------------------------------------
DIVIDENDS FROM NET INVESTMENT INCOME

Investor Shares                                        4,995               5,474
Select Shares                                  +       6,216               5,977
                                               ---------------------------------
TOTAL DIVIDENDS FROM NET INVESTMENT INCOME            11,211              11,451

DISTRIBUTIONS FROM NET REALIZED GAINS
Investor Shares                                        5,339                  --
Select Shares                                  +       5,155                  --
                                               ---------------------------------
TOTAL DISTRIBUTIONS FROM NET REALIZED GAINS           10,494                  --

TOTAL DISTRIBUTIONS                                  $21,705             $11,451


TRANSACTIONS IN FUND SHARES
--------------------------------------------------------------------------------
                                         11/1/05-4/30/06      11/1/04-10/31/05
                                       SHARES       VALUE    SHARES      VALUE
SHARES SOLD

Investor Shares                         1,624     $39,846     4,246     $91,743
Select Shares                           1,593      38,223     5,026     109,688
                                   --------------------------------------------
TOTAL SHARES SOLD                       3,217     $78,069     9,272    $201,431

SHARES REINVESTED
Investor Shares                           414      $9,612       237      $5,085
Select Shares                             451      10,498       256       5,502
                                   --------------------------------------------
TOTAL SHARES REINVESTED                   865     $20,110       493     $10,587

SHARES REDEEMED
Investor Shares                        (4,460)  ($107,767)  (11,218)  ($243,579)
Select Shares                          (3,979)    (96,464)   (7,843)   (170,831)
                                   --------------------------------------------
TOTAL SHARES REDEEMED                  (8,439)  ($204,231)  (19,061)  ($414,410)

NET TRANSACTIONS IN FUND SHARES        (4,357)  ($106,052)   (9,296)  ($202,392)

SHARES OUTSTANDING AND NET ASSETS

-------------------------------------------------------------------------------
                                        11/1/05-4/30/06       11/1/04-10/31/05
                                       SHARES  NET ASSETS    SHARES  NET ASSETS
Beginning of period                    72,454  $1,617,974    81,750  $1,629,726
Total increase or decrease         +   (4,357)    135,967    (9,296)    (11,752)
                                   --------------------------------------------
END OF PERIOD                          68,097  $1,753,941    72,454  $1,617,974
                                   --------------------------------------------
NET INVESTMENT INCOME NOT YET DISTRIBUTED          $5,663                $8,490



                                                         See financial notes. 59

SCHWAB TOTAL STOCK MARKET INDEX FUND(R)

FINANCIAL STATEMENTS

FINANCIAL HIGHLIGHTS

                                                      11/1/05-      11/1/04-      11/1/03-      11/1/02-      11/1/01-      11/1/00-
INVESTOR SHARES                                       4/30/06*      10/31/05      10/31/04      10/31/03      10/31/02      10/31/01
------------------------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period                  20.77         19.04         17.48         14.35         16.62         22.49
                                                       -----------------------------------------------------------------------------
Income or loss from investment operations:

  Net investment income                                  0.15          0.29          0.19          0.16          0.16          0.15
  Net realized and unrealized gains or losses            2.01          1.69          1.53          3.14         (2.27)        (5.87)
                                                       -----------------------------------------------------------------------------
  Total income or loss from investment operations        2.16          1.98          1.72          3.30         (2.11)        (5.72)

Less distributions:

  Dividends from net investment income                  (0.25)        (0.25)        (0.16)        (0.17)        (0.16)        (0.15)
                                                       -----------------------------------------------------------------------------
Net asset value at end of period                        22.68         20.77         19.04         17.48         14.35         16.62
                                                       -----------------------------------------------------------------------------
Total return (%)                                        10.45 1       10.45          9.93         23.24        (12.86)       (25.55)

RATIOS/SUPPLEMENTAL DATA (%)
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:
  Net operating expenses                                 0.53 2        0.54          0.56          0.53          0.40          0.40
  Gross operating expenses                               0.53 2        0.54          0.56          0.59          0.62          0.65
  Net investment income                                  1.34 2        1.37          1.07          1.18          1.11          0.94
Portfolio turnover rate                                    21             2             2             3             2             2
Net assets, end of period ($ x 1,000,000)                 635           600           592           469           263           224

* Unaudited.

1 Not annualized.

2 Annualized.


60 See financial notes.

SCHWAB TOTAL STOCK MARKET INDEX FUND

FINANCIAL HIGHLIGHTS

                                                      11/1/05-      11/1/04-      11/1/03-      11/1/02-      11/1/01-      11/1/00-
SELECT SHARES                                         4/30/06*      10/31/05      10/31/04      10/31/03      10/31/02      10/31/01
------------------------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period                  20.83         19.09         17.52         14.37         16.65         22.52
                                                       -----------------------------------------------------------------------------
Income or loss from investment operations:

  Net investment income                                  0.16          0.31          0.22          0.20          0.19          0.18
  Net realized and unrealized gains or losses            2.02          1.71          1.54          3.14         (2.29)        (5.87)
                                                       -----------------------------------------------------------------------------
  Total income or loss from investment operations        2.18          2.02          1.76          3.34         (2.10)        (5.69)

Less distributions:

  Dividends from net investment income                  (0.28)        (0.28)        (0.19)        (0.19)        (0.18)        (0.18)
                                                       -----------------------------------------------------------------------------
Net asset value at end of period                        22.73         20.83         19.09         17.52         14.37         16.65
                                                       -----------------------------------------------------------------------------
Total return (%)                                        10.54 1       10.63         10.10         23.50        (12.81)       (25.40)

RATIOS/SUPPLEMENTAL DATA (%)
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:
  Net operating expenses                                 0.38 2        0.39          0.39          0.36          0.27          0.27
  Gross operating expenses                               0.38 2        0.39          0.41          0.44          0.47          0.50
  Net investment income                                  1.48 2        1.52          1.23          1.35          1.24          1.07
Portfolio turnover rate                                    21             2             2             3             2             2
Net assets, end of period ($ x 1,000,000)                 688           617           548           429           264           257

* Unaudited.

1 Not annualized.

2 Annualized.


                                                         See financial notes. 61

SCHWAB TOTAL STOCK MARKET INDEX FUND

SUMMARY OF PORTFOLIO HOLDINGS as of April 30, 2006, (Unaudited)

This section shows the fund's 50 largest portfolio holdings in unaffiliated issuers and any holdings exceeding 1% of the fund's total net assets as of the report date. The remaining securities held by the fund are grouped as "Other Securities" in each category. You can request a complete schedule of portfolio holdings as of the report date, free of charge, by calling Schwab Funds(R) at 1-800-435-4000. This complete schedule, filed on the fund's Form N-CSR, is also available on the SEC's website at http://www.sec.gov.

In addition, the fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at http://www.sec.gov and may be viewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. A copy of the fund's most recently filed quarterly schedule of portfolio holdings, included on the fund's Form N-CSR (with respect to the fund's second and fourth fiscal quarters) or Form N-Q (with respect to the fund's first and third fiscal quarters), is available by visiting Schwab's website at www.schwab.com/schwabfunds.


                                                          COST           VALUE
HOLDINGS BY CATEGORY                                 ($ X 1,000)     ($ X 1,000)
--------------------------------------------------------------------------------
 99.2%  COMMON STOCK                                  1,043,807       1,312,676

  0.1%  FOREIGN COMMON
        STOCK                                               424           1,172

  0.6%  SHORT-TERM
        INVESTMENT                                        7,239           7,239

   --%  PREFERRED STOCK                                      64              81

   --%  U.S. TREASURY
        OBLIGATION                                          358             358

   --%  WARRANTS                                            147              --

   --%  RIGHTS                                               --              --
--------------------------------------------------------------------------------
 99.9%  TOTAL INVESTMENTS                             1,052,039       1,321,526

  2.9%  COLLATERAL INVESTED FOR
        SECURITIES ON LOAN                               38,046          38,046

(2.8)%  OTHER ASSETS AND
        LIABILITIES, NET                                                (36,453)
--------------------------------------------------------------------------------
100.0%  NET ASSETS                                                    1,323,119


                                                         % OF NET       VALUE
SECURITY AND NUMBER OF SHARES                             ASSETS     ($ X 1,000)
COMMON STOCK 98.7% OF NET ASSETS

AUTOMOBILES & COMPONENTS 0.5%
--------------------------------------------------------------------------------
Other Securities                              347,286         0.5          6,758

BANKS 6.1%
--------------------------------------------------------------------------------
U.S. Bancorp                                  158,531         0.4          4,984
Wachovia Corp.                                138,300         0.6          8,277
Wells Fargo & Co.                             137,577         0.7          9,450
Other Securities                            1,521,605         4.4         57,368
                                                         --------    -----------
                                                              6.1         80,079
CAPITAL GOODS 8.2%
--------------------------------------------------------------------------------
3M Co.                                         65,000         0.4          5,553
General Electric Co. (c)                      834,466         2.2         28,864
The Boeing Co.                                 68,800         0.5          5,741
United Technologies Corp.                      84,068         0.4          5,280
Other Securities                            1,251,482         4.7         63,426
                                                         --------    -----------
                                                              8.2        108,864
COMMERCIAL SERVICES & SUPPLIES 1.4%
--------------------------------------------------------------------------------
Other Securities                              576,327         1.4         18,024

CONSUMER DURABLES & APPAREL 1.7%
--------------------------------------------------------------------------------
Other Securities                              603,093         1.7         21,882

CONSUMER SERVICES 2.3%
--------------------------------------------------------------------------------
Other Securities                              811,002         2.3         30,852

DIVERSIFIED FINANCIALS 8.6%
--------------------------------------------------------------------------------
American Express Co.                          105,150         0.4          5,658
Bank of America Corp. (c)                     381,577         1.5         19,048
Citigroup, Inc. (c)                           412,286         1.6         20,594
Goldman Sachs Group, Inc.                      38,700         0.5          6,203
JPMorgan Chase & Co.                          295,944         1.0         13,430
Merrill Lynch & Co., Inc.                      79,800         0.5          6,086
Morgan Stanley                                 90,300         0.4          5,806
The Charles Schwab
   Corp. (d)                                  111,120         0.2          1,989
Other Securities                              636,703         2.5         34,890
                                                         --------    -----------
                                                              8.6        113,704


62 See financial notes.

 SCHWAB TOTAL STOCK MARKET INDEX FUND

SUMMARY OF PORTFOLIO HOLDINGS (Unaudited) continued

                                                         % OF NET       VALUE
SECURITY AND NUMBER OF SHARES                             ASSETS     ($ X 1,000)
ENERGY 9.0%
--------------------------------------------------------------------------------
ChevronTexaco Corp.                           178,939         0.8         10,919
ConocoPhillips                                136,723         0.7          9,147
Exxon Mobil Corp. (c)                         493,166         2.4         31,109
Schlumberger Ltd.                             100,000         0.5          6,914
Other Securities                            1,183,283         4.6         60,885
                                                         --------    -----------
                                                              9.0        118,974
FOOD & STAPLES RETAILING 2.1%
--------------------------------------------------------------------------------
Wal-Mart Stores, Inc.                         309,100         1.0         13,919
Other Securities                              479,291         1.1         14,422
                                                         --------    -----------
                                                              2.1         28,341
FOOD, BEVERAGE & TOBACCO 4.3%
--------------------------------------------------------------------------------
Altria Group, Inc.                            168,800         0.9         12,349
PepsiCo, Inc.                                 140,800         0.6          8,200
The Coca-Cola Co.                             202,200         0.7          8,484
Other Securities                              807,654         2.1         27,593
                                                         --------    -----------
                                                              4.3         56,626
HEALTH CARE EQUIPMENT & SERVICES 4.5%
--------------------------------------------------------------------------------
UnitedHealth Group, Inc.                      118,880         0.5          5,913
Other Securities                            1,349,101         4.0         54,090
                                                         --------    -----------
                                                              4.5         60,003
HOUSEHOLD & PERSONAL PRODUCTS 1.9%
--------------------------------------------------------------------------------
Procter & Gamble Co. (c)                      269,915         1.2         15,712
Other Securities                              185,847         0.7          8,663
                                                         --------    -----------
                                                              1.9         24,375
INSURANCE 5.4%
--------------------------------------------------------------------------------
American International
   Group, Inc.                                211,922         1.1         13,828
Berkshire Hathaway,
   Inc., Class A *                                119         0.8         10,591
Other Securities                              954,859         3.5         46,740
                                                         --------    -----------
                                                              5.4         71,159
MATERIALS 3.3%
--------------------------------------------------------------------------------
Other Securities                            1,033,610         3.3         43,761

MEDIA 3.7%
--------------------------------------------------------------------------------
Time Warner, Inc.                             367,052         0.5          6,387
Other Securities                            1,779,977         3.2         42,805
                                                         --------    -----------
                                                              3.7         49,192
PHARMACEUTICALS & BIOTECHNOLOGY 7.0%
--------------------------------------------------------------------------------
Abbott Laboratories                           125,705         0.4          5,373
Amgen, Inc. *                                 103,268         0.6          6,991
Genentech, Inc. *                              83,300         0.5          6,640
Johnson & Johnson                             246,370         1.1         14,440
Merck & Co., Inc.                             183,552         0.5          6,318
Pfizer, Inc.                                  610,192         1.2         15,456
Wyeth                                         109,400         0.4          5,325
Other Securities                            1,036,478         2.3         32,209
                                                         --------    -----------
                                                              7.0         92,752
REAL ESTATE 2.2%
--------------------------------------------------------------------------------
Other Securities                              750,984         2.2         29,611

RETAILING 4.0%
--------------------------------------------------------------------------------
Home Depot, Inc.                              170,200         0.5          6,796
Other Securities                            1,313,538         3.5         46,538
                                                         --------    -----------
                                                              4.0         53,334
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 2.9%
--------------------------------------------------------------------------------
Intel Corp.                                   483,832         0.7          9,667
Other Securities                            1,228,512         2.2         28,822
                                                         --------    -----------
                                                              2.9         38,489
SOFTWARE & SERVICES 6.1%
--------------------------------------------------------------------------------
Google, Inc., Class A *                        22,900         0.7          9,571
Microsoft Corp. (c)                           839,250         1.6         20,268
Oracle Corp. *                                434,449         0.5          6,339
Other Securities                            1,700,197         3.3         44,301
                                                         --------    -----------
                                                              6.1         80,479
TECHNOLOGY HARDWARE & EQUIPMENT 6.3%
--------------------------------------------------------------------------------
Cisco Systems, Inc. *                         511,909         0.8         10,724
Dell, Inc. *                                  195,500         0.4          5,122
Hewlett-Packard Co.                           239,636         0.6          7,781
International Business
   Machines Corp.                             131,510         0.8         10,829
Qualcomm, Inc.                                135,100         0.5          6,936
Other Securities                            2,520,512         3.2         41,810
                                                         --------    -----------
                                                              6.3         83,202
TELECOMMUNICATION SERVICES 2.8%
--------------------------------------------------------------------------------
AT&T Corp.                                    332,806         0.7          8,723
BellSouth Corp.                               160,887         0.4          5,435
Sprint Corp. (FON Group)                      231,530         0.5          5,742
Verizon Communications,
   Inc.                                       247,572         0.6          8,177
Other Securities                              478,197         0.6          8,574
                                                         --------    -----------
                                                              2.8         36,651


                                                         See financial notes. 63

SCHWAB TOTAL STOCK MARKET INDEX FUND

SUMMARY OF PORTFOLIO HOLDINGS (Unaudited) continued

                                                         % OF NET       VALUE
SECURITY AND NUMBER OF SHARES                             ASSETS     ($ X 1,000)
TRANSPORTATION 1.9%
--------------------------------------------------------------------------------
United Parcel Service, Inc.,
   Class B                                     91,480         0.6          7,416
Other Securities                              401,612         1.3         18,129
                                                         --------    -----------
                                                              1.9         25,545

UTILITIES 3.0%
--------------------------------------------------------------------------------
Other Securities                            1,135,373         3.0         40,019

FOREIGN COMMON STOCK 0.1% OF NET ASSETS

CAYMAN ISLANDS 0.1%
--------------------------------------------------------------------------------
ENERGY 0.1%
--------------------------------------------------------------------------------
Other Securities                               19,155         0.1          1,172

SECURITY                                              FACE AMOUNT
RATE, MATURITY DATE                                   ($ X 1,000)
SHORT-TERM INVESTMENT 0.6% OF NET ASSETS

Brown Brothers
   Harriman & Co. Cash
   Management Sweep
   4.24%, 05/01/06                                          7,239          7,239

SECURITY AND NUMBER OF SHARES

PREFERRED STOCK 0.0% OF NET ASSETS

REAL ESTATE 0.0%
--------------------------------------------------------------------------------
Other Securities
   6.00%                                        1,200          --             81


SECURITY
RATE, MATURITY DATE
FACE AMOUNT                                              % OF NET       VALUE
($ X 1,000)                                               ASSETS     ($ x 1,000)
U.S. TREASURY OBLIGATION 0.0% OF NET ASSETS
Other Securities
  4.61% , 06/15/06                                360          --            358

SECURITY AND NUMBER OF SHARES

WARRANTS 0.0% OF NET ASSETS
Other Securities                                   11          --             --

RIGHTS 0.0% OF NET ASSETS
Other Securities                                1,640          --             --

END OF INVESTMENTS.


                                                        NUMBER OF
SECURITY                                                  SHARES
COLLATERAL INVESTED FOR SECURITIES ON LOAN
2.9% OF NET ASSETS

State Street Navigator
   Security Lending Prime
   Portfolio                                               38,046         38,046

END OF COLLATERAL INVESTED FOR SECURITIES ON LOAN.

At April 30, 2006 the tax basis cost of the fund's investments was $1,052,896, and the unrealized appreciation and depreciation were $384,670 and ($116,040), respectively, with a net unrealized appreciation of $268,630.

In addition to the above, the fund held the following at 04/30/2006. All numbers are x1,000 except number of futures contracts.


64 See financial notes.

SCHWAB TOTAL STOCK MARKET INDEX FUND


                                            NUMBER OF    CONTRACT     UNREALIZED
                                            CONTRACTS      VALUE         GAINS
FUTURES CONTRACTS

Russell 2000 Index, e-mini
  Futures, Long, expires
  06/16/06                                         38       2,921            132
S&P 500 Index, e-mini,
  Long, expires
  06/16/06                                         53       3,487             53
                                                                      ----------
                                                                             185

 *  Non-income producing security.
(a) All or a portion of this security is on loan. Please see the complete schedule of portfolio holdings.
(b) Fair-valued by Management. Please see the complete schedule of portfolio holdings.
(c) All or a portion of this security is held as collateral for open futures contracts.
(d) Issuer is affiliated with the fund's adviser.


                                                         See financial notes. 65

SCHWAB TOTAL STOCK MARKET INDEX FUND

Statement of
ASSETS AND LIABILITIES

As of April 30, 2006; unaudited. All numbers are x 1,000 except NAV.

ASSETS
--------------------------------------------------------------------------------
Investments, at value including securities on loan
   of $36,960 (cost $1,052,039)                                      $1,321,526
Collateral invested for securities on loan                               38,046
Cash                                                                          6
Receivables:
   Fund shares sold                                                       1,156
   Dividends                                                              1,368
   Investments sold                                                         161
   Due from brokers for futures                                              25
   Interest                                                                   3
   Income from securities on loan                                            15
Prepaid expenses                                                 +           34
                                                                 ---------------
TOTAL ASSETS                                                          1,362,340

LIABILITIES
--------------------------------------------------------------------------------
Collateral invested for securities on loan                               38,046
Payables:
   Fund shares redeemed                                                   1,012
   Investments bought                                                        47
   Investment adviser and administrator fees                                 27
   Transfer agent and shareholder services fees                              19
   Trustee fees                                                               2
Accrued expenses                                                  +          68
                                                                  --------------
TOTAL LIABILITIES                                                        39,221

NET ASSETS
--------------------------------------------------------------------------------
Total assets                                                          1,362,340
Total liabilities                                                 -      39,221
                                                                  --------------
NET ASSETS                                                           $1,323,119

NET ASSETS BY SOURCE
Capital received from investors                                       1,064,144
Net investment income not yet distributed                                 5,465
Net realized capital losses                                             (16,162)
Net unrealized capital gains                                            269,672

NET ASSET VALUE (NAV) BY SHARE CLASS

                                             SHARES
SHARE CLASS            NET ASSETS   /   OUTSTANDING   =      NAV
Investor Shares          $635,151            27,999       $22.68
Select Shares            $687,968            30,270       $22.73


 66 See financial notes.

SCHWAB TOTAL STOCK MARKET INDEX FUND

Statement of
OPERATIONS

For November 1, 2005 through April 30, 2006; unaudited. All numbers are x 1,000.

INVESTMENT INCOME
--------------------------------------------------------------------------------
Dividends (net of foreign withholding taxes of $1)                       $11,665
Interest                                                                     131
Lending of securities                                                +        81
                                                                     -----------
TOTAL INVESTMENT INCOME                                                   11,877

NET REALIZED GAINS AND LOSSES
--------------------------------------------------------------------------------
Net realized gains on investments                                          1,870
Net realized gains on futures contracts                              +       267
                                                                     -----------
NET REALIZED GAINS                                                         2,137

NET UNREALIZED GAINS AND LOSSES
--------------------------------------------------------------------------------
Net unrealized gains on investments                                      115,277
Net unrealized gains on futures contracts                            +       120
                                                                     -----------
NET UNREALIZED GAINS                                                     115,397

EXPENSES
--------------------------------------------------------------------------------
Investment adviser and administrator fees                                  1,597
Transfer agent and shareholder service fees:
   Investor Shares                                                           775
   Select Shares                                                             326
Trustees' fees                                                                 7
Custodian fees                                                                27
Portfolio accounting fees                                                     76
Professional fees                                                             23
Registration fees                                                             46
Shareholder reports                                                           13
Other expenses                                                       +         9
                                                                     -----------
TOTAL EXPENSES                                                             2,899

INCREASE IN NET ASSETS FROM OPERATIONS
--------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                                   11,877
TOTAL EXPENSES                                                       -     2,899
                                                                     -----------
NET INVESTMENT INCOME                                                      8,978
NET REALIZED GAINS                                                         2,137
NET UNREALIZED GAINS                                                 +   115,397
                                                                     -----------
INCREASE IN NET ASSETS FROM OPERATIONS                                  $126,512


                                                         See financial notes. 67

SCHWAB TOTAL STOCK MARKET INDEX FUND

Statements of
CHANGES IN NET ASSETS

For current and prior report periods. All numbers are x 1,000.
Figures for current period are unaudited.

OPERATIONS
--------------------------------------------------------------------------------
                                              11/1/05-4/30/06   11/1/04-10/31/05
Net investment income                                  $8,978            $17,477
Net realized gains                                      2,137              3,994
Net unrealized gains                          +       115,397             97,829
                                              ----------------------------------
INCREASE IN NET ASSETS FROM OPERATIONS                126,512            119,300

DISTRIBUTIONS PAID
--------------------------------------------------------------------------------
DIVIDENDS FROM NET INVESTMENT INCOME
Investor Shares                                         7,046              7,770
Select Shares                                 +         8,255              7,956
                                              ----------------------------------
TOTAL DIVIDENDS FROM NET INVESTMENT INCOME            $15,301            $15,726

TRANSACTIONS IN FUND SHARES
--------------------------------------------------------------------------------
                                        11/1/05-4/30/06       11/1/04-10/31/05
                                       SHARES       VALUE    SHARES       VALUE
SHARES SOLD
Investor Shares                         2,156     $47,464     5,085    $102,573
Select Shares                           3,233      71,181     6,795     138,664
                                    --------------------------------------------
TOTAL SHARES SOLD                       5,389    $118,645    11,880    $241,237

SHARES REINVESTED
Investor Shares                           302      $6,537       362      $7,203
Select Shares                             315       6,823       328       6,531
                                    --------------------------------------------
TOTAL SHARES REINVESTED                   617     $13,360       690     $13,734

SHARES REDEEMED
Investor Shares                        (3,342)   ($73,387)   (7,672)  ($155,939)
Select Shares                          (2,911)    (63,996)   (6,203)   (126,000)
                                    --------------------------------------------
TOTAL SHARES REDEEMED                  (6,253)  ($137,383)  (13,875)  ($281,939)

NET TRANSACTIONS IN FUND SHARES          (247)    ($5,378)   (1,305)   ($26,968)

SHARES OUTSTANDING AND NET ASSETS
--------------------------------------------------------------------------------
                                         11/1/05-4/30/06      11/1/04-10/31/05
                                       SHARES  NET ASSETS    SHARES  NET ASSETS
Beginning of period                    58,516  $1,217,286    59,821  $1,140,680
Total increase or decrease          +    (247)    105,833    (1,305)     76,606
                                    --------------------------------------------
End of period                          58,269  $1,323,119    58,516  $1,217,286
                                    --------------------------------------------
NET INVESTMENT INCOME NOT YET DISTRIBUTED          $5,465               $11,788


68 See financial notes.

SCHWAB INTERNATIONAL INDEX FUND(R)

FINANCIAL STATEMENTS

FINANCIAL HIGHLIGHTS

                                                           11/1/05-     11/1/04-     11/1/03-     11/1/02-     11/1/01-     11/1/00-
INVESTOR SHARES                                            4/30/06*     10/31/05     10/31/04     10/31/03     10/31/02     10/31/01
------------------------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period                      17.07        14.82        12.74        10.47        12.22        17.13
                                                           -------------------------------------------------------------------------
Income or loss from investment operations:
  Net investment income                                      0.92         0.35         0.26         0.23         0.21         0.15
  Net realized and unrealized gains or losses                2.65         2.18         2.05         2.25        (1.82)       (4.81)
                                                           -------------------------------------------------------------------------
  Total income or loss from investment operations            3.57         2.53         2.31         2.48        (1.61)       (4.66)
Less distributions:
  Dividends from net investment income                      (0.35)       (0.28)       (0.23)       (0.21)       (0.14)       (0.25)
                                                           -------------------------------------------------------------------------
Net asset value at end of period                            20.29        17.07        14.82        12.74        10.47        12.22
                                                           -------------------------------------------------------------------------
  Total return (%)                                          21.19 1      17.30        18.40        24.24       (13.34)      (27.58)

RATIOS/SUPPLEMENTAL DATA (%)
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:
  Net operating expenses                                     0.68 2       0.68         0.69         0.65         0.58         0.58
  Gross operating expenses                                   0.69 2       0.72         0.73         0.74         0.76         0.75
  Net investment income                                      2.33 2       2.05         1.78         2.01         1.70         1.14
Portfolio turnover rate                                        10 1         10            1            7           13           18
Net assets, end of period ($ x 1,000,000)                     695          595          550          494          443          519

* Unaudited.

1 Not annualized.

2 Annualized.


                                                         See financial notes. 69

SCHWAB INTERNATIONAL INDEX FUND

FINANCIAL HIGHLIGHTS

                                                           11/1/05-     11/1/04-     11/1/03-     11/1/02-     11/1/01-     11/1/00-
SELECT SHARES                                              4/30/06*     10/31/05     10/31/04     10/31/03     10/31/02     10/31/01
------------------------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period                      17.09        14.83        12.75        10.47        12.23        17.14
                                                           -------------------------------------------------------------------------
Income or loss from investment operations:
  Net investment income                                      0.99         0.38         0.28         0.25         0.21         0.16
  Net realized and unrealized gains or losses                2.59         2.19         2.05         2.26        (1.82)       (4.80)
                                                           -------------------------------------------------------------------------
  Total income or loss from investment operations            3.58         2.57         2.33         2.51        (1.61)       (4.64)
Less distributions:
  Dividends from net investment income                      (0.38)       (0.31)       (0.25)       (0.23)       (0.15)       (0.27)
                                                           -------------------------------------------------------------------------
Net asset value at end of period                            20.29        17.09        14.83        12.75        10.47        12.23
                                                           -------------------------------------------------------------------------
Total return (%)                                            21.27 1      17.56        18.56        24.50       (13.31)      (27.45)

RATIOS/SUPPLEMENTAL DATA (%)
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:
  Net operating expenses                                     0.50 2       0.50         0.50         0.49         0.47         0.47
  Gross operating expenses                                   0.54 2       0.57         0.58         0.59         0.61         0.60
  Net investment income                                      2.52 2       2.23         1.97         2.19         1.81         1.25
Portfolio turnover rate                                        10 1         10            1            7           13           18
Net assets, end of period ($ x 1,000,000)                     930          776          687          629          536          616

* Unaudited.

1 Not annualized.

2 Annualized.


70 See financial notes.

SCHWAB INTERNATIONAL INDEX FUND

SUMMARY OF PORTFOLIO HOLDINGS as of April 30, 2006, (Unaudited)

This section shows the fund's 50 largest portfolio holdings in unaffiliated issuers and any holdings exceeding 1% of the fund's total net assets as of the report date. The remaining securities held by the fund are grouped as "Other Securities" in each category. You can request a complete schedule of portfolio holdings as of the report date, free of charge, by calling Schwab Funds(R) at 1-800-435-4000. This complete schedule, filed on the fund's Form N-CSR, is also available on the SEC's website at http://www.sec.gov.

In addition, the fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at http://www.sec.gov and may be viewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. A copy of the fund's most recently filed quarterly schedule of portfolio holdings, included on the fund's Form N-CSR (with respect to the fund's second and fourth fiscal quarters) or Form N-Q (with respect to the fund's first and third fiscal quarters), is available by visiting Schwab's website at www.schwab.com/schwabfunds.

                                                        COST            VALUE
HOLDINGS BY CATEGORY                                ($ X 1,000)      ($ X 1,000)
--------------------------------------------------------------------------------
  99.3%  FOREIGN COMMON
         STOCK                                          963,938       1,613,354

   0.1%  SHORT-TERM
         INVESTMENT                                       2,106           2,106

    --%  PREFERRED STOCK                                     46              50

    --%  U.S. TREASURY
         OBLIGATION                                          29              29

    --%  WARRANTS                                             6              25

    --%  RIGHTS                                              --              --
--------------------------------------------------------------------------------
  99.4%  TOTAL INVESTMENTS                              966,125       1,615,564

  10.6%  COLLATERAL INVESTED
         FOR SECURITIES ON LOAN                         172,234         172,234

(10.0)%  OTHER ASSETS AND
         LIABILITIES, NET                                              (162,630)
--------------------------------------------------------------------------------
 100.0%  NET ASSETS                                                   1,625,168


                                                        % OF NET        VALUE
SECURITY AND NUMBER OF SHARES                            ASSETS      ($ X 1,000)
FOREIGN COMMON STOCK 99.3% OF NET ASSETS

AUSTRALIA 4.3%
--------------------------------------------------------------------------------
BHP Billiton Ltd. (a)                       582,860          0.8          13,246
Other Securities                          3,873,498          3.5          56,504
                                                        --------     -----------
                                                             4.3          69,750
AUSTRIA 0.2%
--------------------------------------------------------------------------------
Other Securities                             51,211          0.2           3,326

BELGIUM 1.1%
--------------------------------------------------------------------------------
Fortis                                      205,652          0.4           7,709
Other Securities                            196,016          0.7          11,065
                                                        --------     -----------
                                                             1.1          18,774
CANADA 6.9%
--------------------------------------------------------------------------------
Manulife Financial Corp. (a)                122,648          0.5           8,008
Royal Bank of Canada (a)                    201,446          0.5           8,620
Other Securities                          2,625,384          5.9          94,855
                                                        --------     -----------
                                                             6.9         111,483
DENMARK 0.6%
--------------------------------------------------------------------------------
Other Securities                            140,531          0.6           9,083

FINLAND 1.3%
--------------------------------------------------------------------------------
Nokia Oyj                                   695,222          1.0          15,771
Other Securities                            255,790          0.3           5,310
                                                        --------     -----------
                                                             1.3          21,081
FRANCE 9.9%
--------------------------------------------------------------------------------
Axa                                         244,691          0.6           8,959
BNP Paribas S.A.                            119,027          0.7          11,241
Sanofi-Aventis                              157,482          0.9          14,850
Societe Generale                             58,802          0.6           8,975
Total SA, Class B                            99,813          1.7          27,545
Other Securities                          1,619,362          5.4          88,942
                                                        --------     -----------
                                                             9.9         160,512
GERMANY 7.5%
--------------------------------------------------------------------------------
Allianz AG (a)                               63,388          0.6          10,605
DaimlerChrysler AG                          162,404          0.5           8,902
Deutsche Bank AG                             85,835          0.6          10,524
E.ON AG (a)                                 112,817          0.8          13,727
Siemens AG                                  130,278          0.8          12,333
Other Securities                          1,259,092          4.2          65,215
                                                        --------     -----------
                                                             7.5         121,306


                                                         See financial notes. 71

SCHWAB INTERNATIONAL INDEX FUND

SUMMARY OF PORTFOLIO HOLDINGS (Unaudited) continued

                                                        % OF NET        VALUE
SECURITY AND NUMBER OF SHARES                            ASSETS      ($ x 1,000)
GREECE 0.2%
--------------------------------------------------------------------------------
Other Securities                             88,317          0.2           3,832

GUERNSEY ISLE 0.1%
--------------------------------------------------------------------------------
Other Securities                             90,252          0.1           2,060

HONG KONG 0.9%
--------------------------------------------------------------------------------
Other Securities                          1,888,420          0.9          14,183

IRELAND 0.7%
--------------------------------------------------------------------------------
Other Securities                            491,102          0.7          11,246

ITALY 3.2%
--------------------------------------------------------------------------------
Eni S.p.A.                                  419,043          0.8          12,823
Other Securities                          5,739,239          2.4          38,677
                                                        --------     -----------
                                                             3.2          51,500
JAPAN 20.1%
--------------------------------------------------------------------------------
Canon, Inc.                                 127,395          0.6           9,679
Honda Motor Co., Ltd.                       128,539          0.6           9,102
Matsushita Electric Industrial
   Co., Ltd.                                328,912          0.5           7,933
Mitsubishi Tokyo Financial
   Group, Inc.                                1,558          1.5          24,359
Mizuho Financial Group, Inc.                  1,666          0.9          14,180
Sony Corp.                                  159,500          0.5           7,799
Sumitomo Mitsui Financial
   Group, Inc.                                1,014          0.7          11,118
Takeda Pharmaceutical
   Co., Ltd.                                130,200          0.5           7,962
Toyota Motor Corp.                          426,703          1.5          24,928
Other Securities                         11,096,553         12.8         209,960
                                                        --------     -----------
                                                            20.1         327,020
LUXEMBOURG 0.3%
--------------------------------------------------------------------------------
Other Securities                            107,796          0.3           4,434

NETHERLANDS 3.9%
--------------------------------------------------------------------------------
ABN AMRO Holding
   N.V. (a)                                 300,416          0.6           8,932
ING Groep N.V.                              366,162          0.9          14,940
Other Securities                          1,530,590          2.4          38,938
                                                        --------     -----------
                                                             3.9          62,810
NORWAY 0.5%
--------------------------------------------------------------------------------
Other Securities                            245,095          0.5           8,665

PORTUGAL 0.2%
--------------------------------------------------------------------------------
Other Securities                            717,379          0.2           3,986

SINGAPORE 0.5%
--------------------------------------------------------------------------------
Other Securities                          1,643,766          0.5           7,488

SPAIN 4.0%
--------------------------------------------------------------------------------
Banco Bilbao Vizcaya
   Argentaria S.A.                          553,038          0.7          12,210
Banco Santander Central
   Hispano S.A.                           1,013,916          1.0          15,651
Telefonica S.A.                             777,060          0.8          12,442
Other Securities                            829,802          1.5          25,269
                                                        --------     -----------
                                                             4.0          65,572
SWEDEN 1.7%
--------------------------------------------------------------------------------
Telefonaktiebolaget LM
   Ericsson, Class B                      2,372,504          0.5           8,420
Other Securities                          1,046,467          1.2          19,072
                                                        --------     -----------
                                                             1.7          27,492
SWITZERLAND 7.2%
--------------------------------------------------------------------------------
Credit Suisse Group                         190,854          0.7          11,988
Nestle S.A.                                  65,820          1.2          20,067
Novartis AG, Reg'd                          436,697          1.5          25,029
Roche Holdings AG                           111,022          1.1          17,039
UBS AG, Reg'd.                              174,299          1.3          20,456
Other Securities                            507,180          1.4          22,497
                                                        --------     -----------
                                                             7.2         117,076
UNITED KINGDOM 24.0%
--------------------------------------------------------------------------------
Anglo American plc                          228,283          0.6           9,764
AstraZeneca plc                             253,064          0.9          13,915
Barclays plc                              1,053,619          0.8          13,092
BHP Billiton plc                            385,794          0.5           7,934
BP plc                                    3,302,834          2.5          40,374
GlaxoSmithKline plc                         932,267          1.6          26,793
Hilton Group plc                            605,157          0.7          10,643
HSBC Holdings plc                         1,805,836          1.9          31,160
Lloyds TSB Group plc                        895,483          0.5           8,661
Rio Tinto plc                               174,387          0.6           9,615
Royal Bank of Scotland
   Group plc                                501,714          1.0          16,318
Royal Dutch Shell plc,
   Class A                                  749,220          1.6          25,635
Royal Dutch Shell plc,
   Class B                                  434,049          1.0          15,472
Vodafone Group plc                        9,862,448          1.4          23,326
Other Securities                         30,064,339          8.4         137,973
                                                        --------     -----------
                                                            24.0         390,675


72 See financial notes.

SCHWAB INTERNATIONAL INDEX FUND

SUMMARY OF PORTFOLIO HOLDINGS (Unaudited) continued

SECURITY
RATE, MATURITY DATE
FACE AMOUNT                                             % OF NET        VALUE
($ X 1,000)                                              ASSETS      ($ x 1,000)
SHORT-TERM INVESTMENT 0.1% OF NET ASSETS

Other Securities
   4.24% , 05/01/06                       2,106,000          0.1           2,106

SECURITY AND NUMBER OF SHARES
PREFERRED STOCK 0.0% OF NET ASSETS

CAPITAL GOODS 0.0%
--------------------------------------------------------------------------------
Other Securities                         24,737,941           --              50

U.S. TREASURY OBLIGATION 0.0% OF NET ASSETS

Other Securities
   4.65% , 06/15/06                          29,000           --              29

WARRANTS 0.0% OF NET ASSETS

Other Securities                             15,609           --              25

RIGHTS 0.0% OF NET ASSETS

Other Securities                             53,218           --              --

END OF INVESTMENTS.

COLLATERAL INVESTED FOR SECURITIES ON LOAN
10.6% OF NET ASSETS

State Street Navigator
   Security Lending Prime
   Portfolio                                172,234                      172,234

END OF COLLATERAL INVESTED FOR SECURITIES ON LOAN.

At 04/30/06 the tax basis cost of the fund's investments was $970,698, and the unrealized appreciation and depreciation were $676,649 and ($31,783), respectively, with a net unrealized appreciation of $644,866.

In addition to the above, the fund held the following at 04/30/2006. All numbers are x1,000 except number of futures contracts.

                                          NUMBER OF      CONTRACT     UNREALIZED
                                          CONTRACTS       VALUE         GAINS
FUTURES CONTRACT

Emini MSCI EAFE Index
   Futures expires
   06/01/06                                       5           479             26

(a) All or a portion of this security is on loan
(b) All or a portion of this security is held as collateral for open futures contracts. Please see the complete schedule of portfolio holdings.


                                                         See financial notes. 73

SCHWAB INTERNATIONAL INDEX FUND

Statement of
ASSETS AND LIABILITIES

As of April 30, 2006; unaudited. All numbers are x 1,000 except NAV.

ASSETS
--------------------------------------------------------------------------------
Investments, at value including securities
   on loan of $163,769 (cost $966,125)                               $1,615,564
Collateral invested for securities on loan                              172,234
Cash                                                                      1,250
Foreign currency, at value (cost $595)                                      605
Receivables:
   Fund shares sold                                                       1,437
   Dividends                                                              7,509
   Interest                                                                   1
   Reclaims                                                                 416
   Income from securities on loan                                           321
Prepaid expenses                                                  +          27
                                                                  -------------
TOTAL ASSETS                                                          1,799,364

LIABILITIES
--------------------------------------------------------------------------------
Collateral invested for securities on loan                              172,234
Payables:
   Investments bought                                                        30
   Investment adviser and administrator fees                                 51
   Transfer agent and shareholder services fees                              19
   Trustee fees                                                               2
   Due to brokers for futures                                                 1
   Fund shares redeemed                                                   1,190
Accrued expenses                                                  +         669
                                                                  -------------
TOTAL LIABILITIES                                                       174,196

NET ASSETS
--------------------------------------------------------------------------------
TOTAL ASSETS                                                          1,799,364
TOTAL LIABILITIES                                                 -     174,196
                                                                  -------------
NET ASSETS                                                           $1,625,168

NET ASSETS BY SOURCE
Capital received from investors                                      $1,234,500
Net investment income not yet distributed                                12,530
Net realized capital losses                                            (271,540)
Net unrealized capital gains                                            649,678

NET ASSET VALUE (NAV) BY SHARE CLASS
                                     SHARES
SHARE CLASS      NET ASSETS  /  OUTSTANDING  =     NAV
Investor Shares     695,045          34,260      20.29
Select Shares       930,123          45,851      20.29


74 See financial notes.

SCHWAB INTERNATIONAL INDEX FUND

Statement of
OPERATIONS

For November 1, 2005 through April 30, 2006; unaudited. All numbers are x 1,000.

INVESTMENT INCOME
--------------------------------------------------------------------------------
Dividends (net of foreign witholding taxes of $1,671)                   $20,138
Interest                                                                    125
Lending of securities                                                +      577
                                                                     -----------
TOTAL INVESTMENT INCOME                                                  20,840

NET REALIZED GAINS AND LOSSES
--------------------------------------------------------------------------------
Net realized gains on investments                                        25,257
Net realized losses on foreign currency transactions                 +      (91)
                                                                     -----------
NET REALIZED GAINS                                                       25,166

NET UNREALIZED GAINS AND LOSSES
--------------------------------------------------------------------------------
Net unrealized gains on investments                                     245,336
Net unrealized gains on foreign currency transactions                       257
Net unrealized gains on futures contracts                            +       26
                                                                     -----------
NET UNREALIZED GAINS                                                    245,619

EXPENSES
--------------------------------------------------------------------------------
Investment adviser and administrator fees                                 2,901
Transfer agent and shareholder service fees:
   Investor shares                                                          793
   Select shares                                                            394
Trustees' fees                                                                7
Custodian fees                                                              236
Portfolio accounting fees                                                    65
Professional fees                                                            24
Registration fees                                                            28
Shareholder reports                                                          20
Other expenses                                                       +        9
                                                                     -----------
Total expenses                                                            4,477
Expense reduction                                                    -      189
                                                                     -----------
NET EXPENSES                                                              4,288

INCREASE IN NET ASSETS FROM OPERATIONS
--------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                                  20,840
NET EXPENSES                                                         -    4,288
                                                                     -----------
NET INVESTMENT INCOME                                                    16,552
NET REALIZED GAINS                                                       25,166
NET UNREALIZED GAINS                                                 +  245,619
                                                                     -----------
INCREASE IN NET ASSETS FROM OPERATIONS                                 $287,337


                                                         See financial notes. 75

SCHWAB INTERNATIONAL INDEX FUND

Statements of
CHANGES IN NET ASSETS

For current and prior report periods. All numbers are x 1,000.
Figures for current period are unaudited.

OPERATIONS
----------------------------------------------------------------------------------------
                                                    11/1/05-4/30/06    11/1/04-10/31/05
Net investment income                                       $16,522             $29,254
Net realized gains                                           25,166              15,815
Net unrealized gains                                +       245,619             169,670
                                                    ------------------------------------
INCREASE IN NET ASSETS FROM OPERATIONS                      287,337             214,739

DISTRIBUTIONS PAID
----------------------------------------------------------------------------------------
DIVIDENDS FROM NET INVESTMENT INCOME
Investor Shares                                              12,022              10,423
Select Shares                                       +        17,265              14,231
                                                    ------------------------------------
TOTAL DIVIDENDS FROM NET INVESTMENT INCOME                  $29,287             $24,654

TRANSACTIONS IN FUND SHARES
----------------------------------------------------------------------------------------
                                            11/1/05-4/30/06          11/1/04-10/31/05
                                            SHARES         VALUE    SHARES        VALUE
SHARES SOLD
Investor Shares                              3,995       $73,945     5,337      $85,930
Select Shares                             +  2,737        50,876     7,993      128,120
                                          ----------------------------------------------
TOTAL SHARES SOLD                            6,732      $124,821    13,330     $214,050

SHARES REINVESTED
Investor Shares                                882       $15,675       617       $9,445
Select Shares                             +    619        11,010       864       13,224
                                          ----------------------------------------------
TOTAL SHARES REINVESTED                      1,501       $26,685     1,481      $22,669

SHARES REDEEMED
Investor Shares                             (4,429)     $(82,141)   (8,209)   $(132,435)
Select Shares                             + (3,966)      (73,433)   (9,795)    (160,690)
                                          ----------------------------------------------
TOTAL SHARES REDEEMED                       (8,395)    $(155,574)  (18,004)   $(293,125)

NET TRANSACTIONS IN FUND SHARES               (162)      $(4,068)   (3,193)    $(56,406)

SHARES OUTSTANDING AND NET ASSETS
----------------------------------------------------------------------------------------
                                              11/1/05-4/30/06        11/1/04-10/31/05
                                            SHARES    NET ASSETS    SHARES   NET ASSETS
Beginning of period                         80,273    $1,371,186    83,466   $1,237,507
Total increase or decrease                +   (162)      253,982    (3,193)     133,679
                                          ----------------------------------------------
END OF PERIOD                               80,111    $1,625,168    80,273   $1,371,186
                                          ----------------------------------------------
NET INVESTMENT INCOME NOT YET DISTRIBUTED                $12,530                $25,265


76 See financial notes.

SCHWAB EQUITY INDEX FUNDS

FINANCIAL NOTES, UNAUDITED.

Unless stated, all dollar amounts are x 1,000.

1. BUSINESS STRUCTURE OF THE FUNDS

Each of the funds discussed in this report is a series of Schwab Capital Trust, a no-load, open-end management investment company. The company is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended. The list below shows all the funds in the trust including the funds in this report, which are highlighted:

SCHWAB CAPITAL TRUST (organized May 7, 1993)
  SCHWAB S&P 500 INDEX FUND
  SCHWAB INSTITUTIONAL SELECT(R) S&P 500 FUND
  SCHWAB SMALL-CAP INDEX FUND(R)
  SCHWAB TOTAL STOCK MARKET INDEX FUND(R)
  SCHWAB INTERNATIONAL INDEX FUND(R)
  Schwab MartketTrack All Equity Portfolio(TM)
  Schwab MarketTrack Growth Portfolio(TM)
  Schwab MarketTrack Balanced Portfolio(TM)
  Schwab MarketTrack Conservative Portfolio(TM)
  Laudus U.S. MarketMasters Fund(TM)
  Laudus Small-Cap MarketMasters Fund(TM)
  Laudus International MarketMasters Fund(TM)
  Schwab Viewpoints Fund(TM)
  Schwab Premier Equity Fund(R)
  Schwab Core Equity Fund(TM)
  Schwab Dividend Equity Fund(TM)
  Schwab Large-Cap Growth Fund(TM)
  Schwab Small-Cap Equity Fund(TM)
  Schwab Hedged Equity Fund(TM)
  Schwab Financial Services Fund(TM)
  Schwab Health Care Fund(TM)
  Schwab Technology Fund(TM)
  Schwab Target 2010 Fund
  Schwab Target 2020 Fund
  Schwab Target 2030 Fund
  Schwab Target 2040 Fund
  Schwab Retirement Income Fund

SCHWAB INVESTMENTS (organized October 26, 1990)
  SCHWAB 1000 INDEX(R) FUND
  Schwab YieldPlus Fund(R)
  Schwab Short-Term Bond Market Fund(TM)
  Schwab Total Bond Market Fund(TM)
  Schwab Inflation Protected Fund(TM)
  Schwab GNMA Fund(TM)
  Schwab Tax-Free YieldPlus Fund(TM)
  Schwab Short/Intermediate Tax-Free Bond Fund(TM)
  Schwab Long-Term Tax-Free Bond Fund(TM)
  Schwab California Tax-Free YieldPlus Fund(TM)
  Schwab California Short/Intermediate Tax-Free Bond Fund(TM)
  Schwab California Long-Term Tax-Free Bond Fund(TM)

The Schwab Equity Index Funds, with the exception of Schwab Institutional Select S&P 500 Fund, offer multiple share classes. Shares of each class represent interest in the same portfolio, but each class has different expenses and investment minimums. In addition, one share class, e.Shares(R), is available only to clients of Schwab Institutional(R), Charles Schwab Trust Company and certain tax-advantaged retirement plans, and can only be traded electronically. Schwab S&P 500 Index Fund offers three classes of shares: Investor Shares, Select Shares(R) and e.Shares(R). Schwab 1000 Index Fund, Schwab Small-Cap Index Fund, Schwab Total Market Index Fund and Schwab International Index Fund each offer two classes of shares: Investor Shares and Select Shares(R). Schwab Institutional Select S&P 500 Fund offers one share class.

SCHWAB EQUITY INDEX FUNDS

Unless stated, all dollar amounts are x 1,000.

1. BUSINESS STRUCTURE OF THE FUNDS (CONTINUED)

Shares are bought and sold at net asset value, or NAV, which is the price for all outstanding shares. Each share has a par value of 1/1,000 of a cent, and the trustees may issue as many shares as necessary.

2. SIGNIFICANT ACCOUNTING POLICIES:

The following is a summary of the significant accounting policies the funds use in their operations and in their preparation of financial statements:

(A) SECURITY VALUATION:

The funds value the securities in their portfolios every business day. The funds use the following policies to value various types of securities:

- SECURITIES TRADED ON AN EXCHANGE OR OVER-THE-COUNTER: valued at the closing value for the day, or, on days when no closing value has been reported, halfway between the most recent bid and asked quotes. Securities that are primarily traded on foreign exchanges are valued at the closing values of such securities on their respective exchanges with these values then translated into U.S. dollars at the current exchange rate.

- SECURITIES FOR WHICH NO QUOTED VALUE IS AVAILABLE OR WHEN A SIGNIFICANT EVENT HAS OCCURRED BETWEEN THE TIME OF THE SECURITY'S LAST CLOSE AND THE TIME THE FUND CALCULATES NET ASSET VALUE: valued at fair value, as determined in good faith by the fund's investment adviser using guidelines adopted by the fund's Board of Trustees and the Pricing Committee. Some of the more common reasons that may necessitate that a security be valued at fair value include: the security's trading has been halted or suspended; the security has been de-listed from a national exchange; the security's primary trading market is temporarily closed at a time when under normal conditions it would be open; or the security's primary pricing source is not able or willing to provide a price.

   The International Index Fund has engaged a third party fair value service provider to systematically recommend the adjustment of closing market prices of securities traded principally in foreign markets. The Board of Trustees regularly reviews fair value determinations made by the Funds pursuant to the procedures.

- FUTURES AND FORWARDS: open contracts are valued at their settlement prices as of the close of their exchanges (for futures) or at a market value based on that day's exchange rates (for forwards). When a fund closes out a futures or forwards position, it calculates the difference between the value of the position at the beginning and at the end, and records a realized gain or loss accordingly.

- SHORT-TERM SECURITIES (60 DAYS OR LESS TO MATURITY): valued at amortized cost.


78 Schwab Equity Index Funds

SCHWAB EQUITY INDEX FUNDS

Unless stated, all dollar amounts are x 1,000.

2. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

- MUTUAL FUNDS: valued at their respective net asset values as determined by those funds in accordance with the 1940 Act for a given day.

(B) PORTFOLIO INVESTMENTS:

FUTURES CONTRACT: The funds may invest in futures contracts. Futures contracts involve certain risks because they can be very sensitive to market movements.

One risk is that the price of a futures contract may not move in perfect correlation with the price of the underlying securities. Another risk is that, at certain times, it may be impossible for a fund to close out a position in a futures contract, due to a difference in trading hours or to market conditions that may reduce the liquidity for a futures contract or its underlying securities. The potential for losses associated with futures contracts may exceed amounts recorded in the Statement of Assets and Liabilities.

Because futures carry inherent risks, a fund must give the broker a deposit of cash and/or securities (the "initial margin") whenever it enters into the futures contract. The amount of the deposit may vary from one contract to another, but it is generally a percentage of the contract amount.

Futures are traded publicly on exchanges, and their market value changes daily. A fund records the change in market value of futures, and also the change in the amount of margin deposit required ("due to/from broker").

FORWARD CURRENCY CONTRACT: The Schwab International Index Fund may invest in forward currency contracts in connection with the purchase and sale of portfolio securities to minimize the uncertainty of changes in future exchange rates. "Forwards" as they are known, are contracts to buy and sell a currency at a set price on a future date. Forwards are similar to futures except that they are not publicly traded, but are agreements directly between two parties.

As with futures, forwards involve certain risks that are not fully reflected in the fund's financials. If counter-parties to the contracts or if the value of the foreign currency changes unfavorably, the fund could sustain a loss.

SECURITIES LENDING: The funds may loan securities to certain brokers, dealers and other financial institutions who pay the funds negotiated fees. The funds receive cash, letters of credit or U.S. government securities as collateral on these loans. All of the cash collateral received is reinvested in high quality, short-term investments. The value of the collateral must be at least 102% of the market value of the loaned securities as of the first day of the loan, and at least 100% each day thereafter. If the value of the collateral falls below 100%, it will be adjusted the following day.

(C) SECURITY TRANSACTIONS:

Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.

SCHWAB EQUITY INDEX FUNDS

Unless stated, all dollar amounts are x 1,000.

2. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

Assets and liabilities denominated in foreign currencies are reported in U.S. dollars. For assets and liabilities held on a given date, the dollar value is based on market exchange rates in effect on that date. Transactions involving foreign currencies, including purchases, sales, income receipts and expense payments, are calculated using exchange rates in effect on the transaction date.

For the period ended April 30, 2006, purchases and sales of securities (excluding short-term obligations) were as follows:

                                               PURCHASES        SALES/MATURITIES
S&P 500 Index Fund                              $156,800                $578,942
Institutional Select S&P 500 Fund                230,984                  12,837
1000 Index Fund                                  275,430                 535,267
Small-Cap Index Fund                             420,016                 470,232
Total Stock Market Index Fund                     23,328                  30,927
International Index Fund                         150,246                 164,789

(D) INCOME, EXPENSES AND DISTRIBUTIONS:

Income from interest and the accretion of discount is recorded as it accrues. Dividends and distributions from portfolio securities and underlying funds are recorded on the date they are effective (the ex-dividend date), although the funds record certain foreign security dividends on the day they learn of the ex-dividend date.

Expenses that are specific to a fund are charged directly to that fund. Expenses that are common to all funds within a trust generally are allocated among the funds in proportion to their average daily net assets.

For funds offering multiple share classes, the net investment income, the realized and unrealized gains or losses, other than class specific expenses, are allocated daily to each class in proportion to its net assets.

The funds pay dividends from net investment income and make distributions from net realized capital gains once a year.

Each fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, each fund also keeps certain assets in segregated accounts, as may be required by securities law.

(E) EARLY REDEMPTION FEES:

The funds may impose a short-term redemption fee on any fund shares that are redeemed or exchanged by a shareholder within a specified number of days of the purchase date. For shares purchased on or before 4/29/05 and held less than 180 days, the S&P 500 Index Fund, the 1000 Index Fund, the Small-Cap Index Fund, the Total Market Index Fund and the Institutional Select S&P 500 Fund each charged a redemption fee of .75% and the International Index Fund charged a redemption fee of 1.50%. For shares purchased after


80 Schwab Equity Index Funds

SCHWAB EQUITY INDEX FUNDS

Unless stated, all dollar amounts are x 1,000.

2. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

4/29/05, the funds charge a redemption fee of 2.00% on shares held 30 days or less. Such amounts are net of the redemption fee proceeds on the Statement of Changes in Net Assets. The redemption fees charged during the current and prior fiscal years were:

                                             CURRENT PERIOD         PRIOR PERIOD
                                             -----------------------------------
S&P 500 INDEX FUND
 Investor Shares                                         13                 $192
 Select Shares                                           17                  200
 e.Shares                                                 1                   15

INSTITUTIONAL SELECT S&P 500 FUND                         5                   40

1000 INDEX FUND
 Investor Shares                                         36                  151
 Select Shares                                            7                   65

SMALL-CAP INDEX FUND
 Investor Shares                                          7                   44
 Select Shares                                           --                   50

TOTAL STOCK MARKET INDEX FUND
 Investor Shares                                          3                   38
 Select Shares                                            4                   32

INTERNATIONAL INDEX FUND
 Investor Shares                                          4                   52
 Select Shares                                           55                  106

(F) BORROWING:

The funds may borrow money from banks and custodians. The funds may obtain temporary bank loans through the trusts to which they belong, to use for meeting shareholder redemptions or for extraordinary or emergency purposes. The Schwab Funds have custodian overdraft facilities and line of credit arrangements of $150 million and $100 million with PNC Bank, N.A., and Bank of America, N.A., respectively. The funds pay interest on the amounts they borrow at rates that are negotiated periodically.

SCHWAB EQUITY INDEX FUNDS

Unless stated, all dollar amounts are x 1,000.

2. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

                                         AMOUNT                         WEIGHTED
                                       OUTSTANDING       AVERAGE        AVERAGE
                                       AT 4/30/06       BORROWING*      INTEREST
FUND                                   ($ X 1000)       ($ X 1000)      RATE*(%)
Schwab S&P 500 Index Fund                 4,236           7,666           4.62
Schwab Institutional Select S&P 500        232            2,833           4.71
Schwab Small-Cap Index Fund                 --            4,697           4.82
Schwab Total Stock Market Index Fund        --            2,328           4.69
Schwab International Index Fund             --             404            4.65

* Based on the number of days for which the borrowing is outstanding.

(G) ACCOUNTING ESTIMATES:

The accounting policies described in this report conform with accounting principles generally accepted in the United States of America. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It's possible that once the results are known, they may turn out to be different from these estimates.

(H) INDEMNIFICATION:

Under the funds' organizational documents, the officers and trustees are indemnified against certain liability arising out of the performance of their duties to the funds. In addition, in the normal course of business the funds enter into contracts with their vendors and others that provide general indemnifications. The funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the funds. However, based on experience, the funds expect the risk of loss to be remote.

3. AFFILIATES AND AFFILIATED TRANSACTIONS:

Charles Schwab Investment Management, Inc. (CSIM or the investment adviser), a wholly owned subsidiary of The Charles Schwab Corporation, serves as each fund's investment adviser and administrator pursuant to an Investment Advisory and Administration Agreement (Advisory Agreement) between it and the trust. Charles Schwab & Co., Inc. ("Schwab") is an affiliate of the investment adviser and is the trust's shareholder services agent and transfer agent.

For its advisory and administrative services to each fund, the investment adviser is entitled to receive an annual fee payable monthly based on each fund's average daily net assets described as follows:

                                         INSTITUTIONAL                                        TOTAL STOCK    INTERNATIONAL
    AVERAGE DAILY        S&P 500 INDEX   SELECT S&P 500                     SMALL-CAP INDEX   MARKET INDEX       INDEX
     NET ASSETS              FUND            FUND         1000 INDEX FUND        FUND             FUND           FUND
  First $500 million         0.15%           0.18%             0.30%             0.33%            0.30%          0.43%
   Over $500 million         0.09%           0.18%             0.22%             0.28%            0.22%          0.38%
    Over $1 billion          0.09%           0.15%             0.22%              n/a              n/a            n/a
    Over $5 billion          0.08%            n/a              0.20%              n/a              n/a            n/a
   Over $10 billion          0.07%            n/a              0.18%              n/a              n/a            n/a


82 Schwab Equity Index Funds

SCHWAB EQUITY INDEX FUNDS

Unless stated, all dollar amounts are x 1,000.

3. AFFILIATES AND AFFILIATED TRANSACTIONS (CONTINUED)

For its transfer agent and shareholder services, Schwab is entitled to receive an annual fee payable monthly based on each fund's average daily net assets described as follows:

                      TRANSFER AGENT FEES      SHAREHOLDER SERVICE FEES
Investor Shares             0.05%                       0.20%
Select Shares               0.05%*                      0.05%*
e. Shares**                 0.05%                       0.05%

Although these agreements specify certain fees for these services, CSIM and Schwab have made additional agreements with the funds to limit the total expenses charged, excluding interest, taxes and certain non-routine expenses through February 27, 2007, as follows:

                                          INSTITUTIONAL                                 TOTAL STOCK
                         S&P 500 INDEX    SELECT S&P 500    1000 INDEX    SMALL-CAP     MARKET INDEX    INTERNATIONAL
                             FUND              FUND            FUND       INDEX FUND        FUND         INDEX FUND
Investor Shares              0.37%             0.10%           0.51%         0.60%          0.58%           0.69%

                                          INSTITUTIONAL                                 TOTAL STOCK
                         S&P 500 INDEX    SELECT S&P 500    1000 INDEX    SMALL-CAP     MARKET INDEX    INTERNATIONAL
                             FUND              FUND            FUND       INDEX FUND        FUND         INDEX FUND
Select Shares                0.19%              n/a            0.36%         0.42%          0.39%           0.50%
e.Shares**                   0.28%              n/a             n/a           n/a            n/a             n/a

* Transfer agent and shareholder service fee applicable to Institutional Select S&P 500 Fund
** e.Shares is only offered by S&P 500 Index Fund

The funds may engage in certain transactions involving related parties. For instance, a fund may own shares of The Charles Schwab Corporation if that company is included in its index. The funds also may let other Schwab Funds buy and sell fund shares, particularly Schwab MarketTrack Portfolios, which seek to provide investors with allocated portfolios of Schwab Index funds. As of April 30, 2006, the percentages of fund shares owned by other Schwab Funds are:

                                          INSTITUTIONAL                                 TOTAL STOCK
                         S&P 500 INDEX    SELECT S&P 500    1000 INDEX    SMALL-CAP     MARKET INDEX    INTERNATIONAL
                             FUND              FUND            FUND       INDEX FUND        FUND         INDEX FUND
SCHWAB MARKETTRACK
 PORTFOLIOS:
 All Equity Portfolio         --               14.1%            --           7.3%            --             9.8%
 Growth Portfolio             --               10.4%            --           8.2%            --             9.3%
 Balanced Portfolio           --                0.5%            --           4.5%            --             5.1%
 Conservative Portfolio      0.6%               0.1%            --           1.8%            --             2.0%
SCHWAB ANNUITY
 PORTFOLIOS:
 Growth Portfolio II          --                 --             --           0.4%            --             0.5%

SCHWAB EQUITY INDEX FUNDS

Unless stated, all dollar amounts are x 1,000.

3. AFFILIATES AND AFFILIATED TRANSACTIONS (CONTINUED)

The funds may make direct transactions with certain other Schwab Funds when practical. When one fund is seeking to sell a security that another is seeking to buy, an interfund transaction can allow both funds to benefit by reducing transaction costs. This practice is limited to funds that share the same investment adviser, trustees and officers. As of April 30, 2006, each fund's total security transactions (including in-kind redemptions) with other Schwab Funds were as follows:

S&P 500 Index Fund                             $38,351
Institutional Select S&P 500 Fund               38,351
1000 Index Fund                                    919
Small-Cap Index Fund                           151,724
Total Stock Market Index Fund                       --
International Index Fund                            --

Pursuant to an exemptive order issued by the SEC, the funds may enter into interfund borrowing and lending transactions within the Schwab Funds. All loans are for temporary or emergency purposes only. The interest rate charged on the loan is the average of the overnight repurchase agreement rate and the short-term bank loan rate. The interfund lending facility is subject to the oversight and periodic review of the Board of Trustees of the Schwab Funds. There was no interfund borrowing or lending activity for any fund during the period.

Trustees may include people who are officers and/ or directors of the investment adviser or Schwab. Federal securities law limits the percentage of such "interested persons" who may serve on a trust's board, and the trust was in compliance with these limitations throughout the report period. The trust did not pay any of these persons for their service as trustees, but it did pay non-interested persons (independent trustees), as noted in each fund's Statement of Operations.

4. FEDERAL INCOME TAXES:

The funds intend to meet federal income and excise tax requirements for regulated investment companies. Accordingly, the funds distribute substantially all of their net investment income and realized net capital gains (if any) to their respective shareholders each year. The net investment income and realized capital gains and losses may differ for financial statement and tax purposes primarily due to differing treatments of losses on wash sales. As long as a fund meets the tax requirements, it is not required to pay federal income tax.

As of October 31, 2005, the components of undistributed earnings on a tax basis were as follows:


84 Schwab Equity Index Funds

SCHWAB EQUITY INDEX FUNDS

Unless stated, all dollar amounts are x 1,000.

4. FEDERAL INCOME TAXES (CONTINUED)

                                             INSTITUTIONAL                                    TOTAL STOCK
                           S&P 500 INDEX     SELECT S&P 500     1000 INDEX     SMALL-CAP      MARKET INDEX     INTERNATIONAL
                               FUND               FUND             FUND        INDEX FUND         FUND          INDEX FUND
Undistributed
ordinary income                $100,796          $13,237           $67,176        $8,490         $11,792          $26,505
Undistributed long-
term capital gains                   --               --                --       $10,495              --               --
Unrealized appreciation/
depreciation                 $1,161,540          $12,192        $2,941,374      $349,478        $153,352         $398,290

As of October 31, 2005, the following funds had capital loss carry forwards available to offset future net capital gains before the expiration dates:

                                             INSTITUTIONAL                                    TOTAL STOCK
                           S&P 500 INDEX     SELECT S&P 500     1000 INDEX     SMALL-CAP      MARKET INDEX     INTERNATIONAL
         EXPIRE                FUND               FUND             FUND        INDEX FUND         FUND          INDEX FUND
          2008                $26,504                --                 --         --                 --           $1,176
          2009                 50,224           $16,907            $82,442         --             $1,044          130,942
          2010                400,268            27,646            250,409         --             11,486          112,722
          2011                 72,381             1,609            164,037         --              3,976           39,016
          2012                 29,212                --             11,942         --                874            8,278
          2013                175,897                --                 --         --                 --               --
                           -------------------------------------------------------------------------------------------------
         Total               $754,486           $46,162           $508,830         --            $17,380         $292,134
                           -------------------------------------------------------------------------------------------------

The tax-basis components of distributions for the fiscal year ended October 31, 2005 were:

                                             INSTITUTIONAL                                    TOTAL STOCK
                           S&P 500 INDEX     SELECT S&P 500     1000 INDEX     SMALL-CAP      MARKET INDEX     INTERNATIONAL
                               FUND               FUND             FUND        INDEX FUND         FUND          INDEX FUND
 From ordinary
  income                     $144,350            $6,241           $95,632        $11,451         $15,726          $24,654
 From long-term
  capital gains                 --                 --                --             --              --               --
 From return of
  capital                       --                 --                --             --              --               --

The permanent book and tax basis differences may result in reclassifications between capital account and other accounts as required. The adjustments will have no impact on net assets or the results of operations. As of October 31, 2005, the funds made the following reclassifications:

                                             INSTITUTIONAL                                    TOTAL STOCK
                           S&P 500 INDEX     SELECT S&P 500     1000 INDEX     SMALL-CAP      MARKET INDEX     INTERNATIONAL
                               FUND               FUND             FUND        INDEX FUND         FUND          INDEX FUND
Capital shares               $231,642              --               --             --              --               --
Undistributed net
investment income               --                 --             ($189)           --              --             ($813)
Net realized capital
gains and losses            ($231,642)             --              $189            --              --              $813

TRUSTEES AND OFFICERS

      A fund's Board of Trustees is responsible for protecting the interests of that fund's shareholders. The tables below give information about the people who serve as trustees and officers for the Schwab Funds(R), including the funds covered in this report. Trustees remain in office until they resign, retire or are removed by shareholder vote. 1

      Under the Investment Company Act of 1940, any officer, director, or employee of Schwab or CSIM is considered an "interested person," meaning that he or she is considered to have a business interest in Schwab or CSIM. These individuals are listed as "interested trustees." The "independent trustees" are individuals who, under the 1940 Act, are not considered to have a business interest in Schwab or CSIM.

      Each of the 57 Schwab Funds belongs to one of these trusts: The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust or Schwab Annuity Portfolios. Currently all these trusts have the same trustees and officers. The address for all trustees and officers is 101 Montgomery Street, San Francisco, CA 94104. You can find more information about the trustees and officers in the Statement of Additional Information, which is available free by calling 1-800-435-4000.

INDEPENDENT TRUSTEES

NAME AND
YEAR OF BIRTH              TRUSTEE SINCE               MAIN OCCUPATIONS AND OTHER DIRECTORSHIPS AND AFFILIATIONS
------------------------------------------------------------------------------------------------------------------------------------
MARIANN BYERWALTER         2000 (all trusts).          Chairman of JDN Corporate Advisory LLC. From 1996 to 2001,
1960                                                   Vice President for Business Affairs and Chief Financial Officer of
                                                       Stanford University, and in 2001, Special Advisor to the President
                                                       of Stanford University.

                                                       Board 1--Trustee of the Laudus Trust, Laudus Variable Insurance
                                                       Trust, The Charles Schwab Family of Funds, Schwab Investments,
                                                       Schwab Capital Trust and Schwab Annuity Portfolios, each a registered investment company that is part of the mutual fund complex referred to as the "Schwab Mutual Fund Complex." 2 Schwab and/or
                                                       its affiliates act as the investment adviser to each portfolio in the
                                                       Schwab Mutual Fund Complex. Board 2--Director, Redwood Trust,
                                                       Inc. (mortgage finance). Board 3--Director, PMI Group, Inc. (mortgage insurance).

1 The Schwab Funds retirement policy requires that independent trustees elected after January 1, 2000 retire at age 72 or after twenty years of service as a trustee, whichever comes first. Independent trustees elected prior to January 1, 2000 will retire on the following schedule: Messrs. Holmes and Dorward will retire on December 31, 2007, and Messrs. Stephens and Wilsey will retire on December 31, 2010.

2 This includes 11 series of the Laudus Trust and the sole series of the Laudus
  Variable Insurance Trust.

INDEPENDENT TRUSTEES continued

NAME AND
YEAR OF BIRTH              TRUSTEE SINCE               MAIN OCCUPATIONS AND OTHER DIRECTORSHIPS AND AFFILIATIONS
------------------------------------------------------------------------------------------------------------------------------------
DONALD F. DORWARD          Family of Funds, 1989;      Chief Executive Officer, Dorward & Associates (corporate management,
1931                       Investments, 1991;          marketing and communications consulting). Until 1999: Executive Vice
                           Capital Trust, 1993;        President, Managing Director, Grey Advertising. Until 1996:
                           Annuity Portfolios, 1994.   President, Chief Executive Officer, Allen & Dorward Advertising.
------------------------------------------------------------------------------------------------------------------------------------
WILLIAM A. HASLER          2000 (all trusts).          Retired. Dean Emeritus, Haas School of Business, University of California,
1941                                                   Berkeley. Until February 2004, Co-Chief Executive Officer, Aphton
                                                       Corporation (bio-pharmaceuticals).

                                                       Board 1--Trustee of the Laudus Trust, Laudus Variable Insurance Trust,
                                                       The Charles Schwab Family of Funds, Schwab Investments, Schwab
                                                       Capital Trust and Schwab Annuity Portfolios, each a registered investment company that is part of the mutual fund complex referred to as the
                                                       "Schwab Mutual Fund Complex." 3 Schwab and/or its affiliates act as the investment adviser to each portfolio in the Schwab Mutual Fund
                                                       Complex. Board 2--Director, Aphton Corp. (bio-pharmaceuticals). Board
                                                       3--Director, Mission West Properties (commercial real estate). Board 4--
                                                       Director, TOUSA (home building). Board 5--Director, Stratex Networks
                                                       (network equipment). Board 6--Director, Genitope Corp. (bio-pharma-
                                                       ceuticals). Board 7--Director & Non-Executive Chairman, Solectron
                                                       Corp. (manufacturing). Board 8--Director, Ditech Communications Corp.
                                                       (voice communications technology).
------------------------------------------------------------------------------------------------------------------------------------
ROBERT G. HOLMES           Family of Funds, 1989;      Chairman, Chief Executive Officer, Director, Semloh Financial, Inc.
1931                       Investments, 1991;          (international financial services and investment advisory firm).
                           Capital Trust, 1993;
                           Annuity Portfolios,1994.
------------------------------------------------------------------------------------------------------------------------------------
GERALD B. SMITH            2000 (all trusts).          Chairman and Chief Executive Officer and founder of Smith Graham & Co.
1950                                                   (investment advisors).

                                                       Board 1--Board of Cooper Industries (electrical products, tools and hardware). Board 2--Chairman of the audit committee of Northern
                                                       Border Partners, M.L.P. (energy).
------------------------------------------------------------------------------------------------------------------------------------
DONALD R. STEPHENS         Family of Funds, 1989;      Managing Partner, D.R. Stephens & Co. (investments). Until 1996:
1938                       Investments, 1991;          Chairman, Chief Executive Officer, North American Trust (real estate
                           Capital Trust, 1993;        investment trust).
                           Annuity Portfolios, 1994.
------------------------------------------------------------------------------------------------------------------------------------
MICHAEL W. WILSEY          Family of Funds, 1989;      Chairman, Chief Executive Officer, Wilsey Bennett, Inc. (real estate
1943                       Investments, 1991;          investment and management, and other investments).
                           Capital Trust, 1993;
                           Annuity Portfolios, 1994.

3 This includes 11 series of the Laudus Trust and the sole series of the Laudus
  Variable Insurance Trust.

INTERESTED TRUSTEES

NAME AND                   TRUST POSITION(S);
YEAR OF BIRTH              TRUSTEE SINCE               MAIN OCCUPATIONS AND OTHER DIRECTORSHIPS AND AFFILIATIONS
------------------------------------------------------------------------------------------------------------------------------------
CHARLES R. SCHWAB 4        Chairman, Trustee:          Chairman, Chief Executive Officer and Director, The Charles Schwab
1937                       Family of Funds, 1989;      Corporation, Charles Schwab & Co., Inc.; Chairman and Director, Charles
                           Investments, 1991;          Schwab Investment Management, Inc., Charles Schwab Bank, N.A.;
                           Capital Trust, 1993;        Chairman and Chief Executive Officer, Schwab (SIS) Holdings Inc. I,
                           Annuity Portfolios, 1994.   Schwab International Holdings, Inc.; Chief Executive Officer and Director,
                                                       Schwab Holdings, Inc.; Director, U.S. Trust Company, N.A., U.S. Trust
                                                       Corporation, United States Trust Company of New York. Until 5/03:
                                                       Co-Chief Executive Officer, The Charles Schwab Corporation.
------------------------------------------------------------------------------------------------------------------------------------
RANDALL W. MERK 4          Trustee, 2005               Executive Vice President and President, Schwab Financial Products,
1954                       (all trusts).               Charles Schwab & Co., Inc.; Director, Charles Schwab Worldwide Funds,
                                                       PLC and Charles Schwab Asset Management (Ireland) Limited. From
                                                       9/02 to 7/04: President and Chief Executive Officer, Charles Schwab
                                                       Investment Management, Inc. and Executive Vice President, Charles
                                                       Schwab & Co., Inc. Prior to 9/02: President and Chief Investment
                                                       Officer, American Century Investment Management; Director, American
                                                       Century Companies, Inc.

OFFICERS OF THE TRUST

NAME AND
YEAR OF BIRTH              TRUST OFFICE(S) HELD        MAIN OCCUPATIONS AND OTHER DIRECTORSHIPS AND AFFILIATIONS
------------------------------------------------------------------------------------------------------------------------------------
EVELYN DILSAVER            President, Chief            President, Chief Executive Officer and Director, Charles Schwab
1955                       Executive Officer           Investment Management, Inc.; Executive Vice President, Charles
                           (all trusts).               Schwab & Co., Inc.; President and Chief Executive Officer, Laudus
                                                       Trust and Laudus Variable Insurance Trust; President, Excelsior Funds,
                                                       Inc., Excelsior Tax-Exempt Funds, Inc., and Excelsior Funds Trust;
                                                       President, Mutual Fund Division, UST Advisers, Inc. Until 7/04: Senior
                                                       Vice President, Asset Management Products & Services. Until 6/03:
                                                       Executive Vice President, Chief Financial Officer, Chief Administrative
                                                       Officer, U.S. Trust.
------------------------------------------------------------------------------------------------------------------------------------
STEPHEN B. WARD            Senior Vice President,      Senior Vice President, Chief Investment Officer, Director, Charles
1955                       Chief Investment            Schwab Investment Management, Inc.; Chief Investment Officer, The
                           Officer (all trusts).       Charles Schwab Trust Co.

4 In addition to their positions with the investment adviser and the distributor, Messrs. Schwab and Merk also own stock of the Charles Schwab Corporation.

OFFICERS OF THE TRUST continued

NAME AND
YEAR OF BIRTH              TRUST OFFICE(S) HELD        MAIN OCCUPATIONS AND OTHER DIRECTORSHIPS AND AFFILIATIONS
------------------------------------------------------------------------------------------------------------------------------------
KIMON DAIFOTIS             Senior Vice President,      Senior Vice President and Chief Investment Officer, Fixed Income,
1959                       Chief Investment            Charles Schwab Investment Management, Inc. Until 6/04: Vice
                           Officer (all trusts).       President and Senior Portfolio Manager, Charles Schwab Investment
                                                       Management, Inc.
------------------------------------------------------------------------------------------------------------------------------------
JEFFREY MORTIMER           Senior Vice President,      Senior Vice President, Chief Investment Officer, Equities, Charles Schwab
1963                       Chief Investment            Investment Management, Inc.; Vice President, Chief Investment
                           Officer (all trusts).       Officer, Laudus Trust and Laudus Variable Insurance Trust. Until 5/04:
                                                       Vice President and Senior Portfolio Manager, Charles Schwab
                                                       Investment Management, Inc.
------------------------------------------------------------------------------------------------------------------------------------
RANDALL FILLMORE           Chief Compliance            Senior Vice President and Chief Compliance Officer, Charles Schwab
1960                       Officer (all trusts).       Investment Management, Inc.; Senior Vice President, Charles Schwab &
                                                       Co., Inc.; Chief Compliance Officer, Laudus Trust and Laudus Variable
                                                       Insurance Trust. Until 9/03: Vice President, Charles Schwab & Co., Inc.
                                                       and Charles Schwab Investment Management, Inc. Until 2002: Vice
                                                       President, Internal Audit, Charles Schwab & Co., Inc.
------------------------------------------------------------------------------------------------------------------------------------
KOJI E. FELTON             Secretary (all trusts).     Senior Vice President, Chief Counsel and Corporate Secretary, Charles
1961                                                   Schwab Investment Management, Inc.; Senior Vice President and
                                                       Deputy General Counsel, Charles Schwab & Co., Inc. Prior to 6/98:
                                                       Branch Chief in Enforcement at U.S. Securities and Exchange
                                                       Commission in San Francisco.
------------------------------------------------------------------------------------------------------------------------------------
GEORGE PEREIRA             Treasurer, Principal        Senior Vice President and Chief Financial Officer, Charles Schwab
1964                       Financial Officer           Investment Management, Inc.; Chief Financial Officer, Mutual Fund
                           (all trusts).               Division, UST Advisers, Inc.; Chief Financial Officer, Laudus Trust and
                                                       Laudus Variable Insurance Trust; Treasurer, Chief Financial Officer and
                                                       Chief Accounting Officer, Excelsior Funds, Inc., Excelsior Tax-Exempt
                                                       Funds, Inc., and Excelsior Funds Trust; Director, Charles Schwab
                                                       Worldwide Funds, PLC and Charles Schwab Asset Management (Ireland)
                                                       Limited. From 12/99 to 11/04: Senior Vice President, Financial
                                                       Reporting, Charles Schwab & Co., Inc.

GLOSSARY

ASSET ALLOCATION The practice of dividing a portfolio among different asset classes, with each asset class assigned a particular percentage.

ASSET CLASS A group of securities with similar structure and basic characteristics. Stocks, bonds and cash are the three main examples of asset classes.

BETA A historical measure of an investment's volatility relative to a market index (usually the S&P 500(R)). The index is defined as having a beta of 1.00. Investments with a beta higher than 1.00 have been more volatile than the index; those with a beta of less than 1.00 have been less volatile.

BOND A security representing a loan from the investor to the issuer. A bond typically pays interest at a fixed rate (the "coupon rate") until a specified date (the "maturity date"), at which time the issuer returns the money borrowed ("principal" or "face value") to the bondholder. Because of their structure, bonds are sometimes called "fixed income securities" or "debt securities."

An individual bond is subject to the credit risk of the issuer. Changes in interest rates can affect a bond's market value prior to call or maturity. There is no guarantee that a bond's yield to call or maturity will provide a positive return over the rate of inflation.

BOND FUND A bond fund is subject to the same credit, interest rate, and inflation risks as bonds. In addition, a bond fund incurs ongoing fees and expenses. A bond fund's net asset value will fluctuate with the price of the underlying bonds and the portfolio turnover activity; return of principal is not guaranteed.

CAP, CAPITALIZATION See "market cap."

CAPITAL GAIN, CAPITAL LOSS The difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the gain or loss is still "on paper" and is considered unrealized.

EARNINGS GROWTH RATE For a mutual fund, the average yearly rate at which the earnings of the companies in the fund's portfolio have grown, measured over the past five years.

EARNINGS PER SHARE (EPS) A company's earnings, or net income, for the past 12 months, divided by the number of shares outstanding.

EXPENSE RATIO The amount that is taken from a mutual fund's assets each year to cover the fund's operating expenses. An expense ratio of 0.50% means that a fund's expenses amount to half of one percent of its average net assets a year.

MARKET CAP, MARKET CAPITALIZATION The value of a company as determined by the total value of all shares of its stock outstanding.

MEDIAN MARKET CAP The midpoint of the range of market caps of the stocks held by a fund. There are different ways of calculating median market cap. With a simple median, half of the stocks in the fund's portfolio would be larger than the median, and half would be smaller. With a weighted median (the type that is calculated for these funds), half of the fund's assets are invested in stocks that are larger than the median market cap, and half in stocks that are smaller.

NET ASSET VALUE (NAV) The value of one share of a mutual fund. NAV is calculated by taking the fund's total assets, subtracting liabilities, and dividing by the number of shares outstanding.

OUTSTANDING SHARES, SHARES OUTSTANDING When speaking of a company or mutual fund, indicates all shares currently held by investors.

PRICE-TO-BOOK RATIO (P/B) The market price of a company's stock compared with its "book value." A mutual fund's P/B is the weighted average of the P/B of all stocks in the fund's portfolio.

PRICE-TO-EARNINGS RATIO (P/E) The market price of a company's stock compared with earnings over the past year. A mutual fund's P/E is the weighted average of the P/E of all stocks in the fund's portfolio.

RETURN ON EQUITY (ROE) The average yearly rate of return for each dollar of investors' money, measured over the past five years.

STOCK A share of ownership, or equity, in the issuing company.

TOTAL RETURN The percentage that an investor would have earned or lost on an investment in the fund assuming dividends and distributions were reinvested.

WEIGHTED AVERAGE For mutual funds, an average that gives the same weight to each security as the security represents in the fund's portfolio.

YIELD The income paid out by an investment, expressed as a percentage of the investment's market value.

The industry/sector classification of the funds' portfolio holdings uses the Global Industry Classification Standard (GICS) which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's. GICS is a service mark of MSCI and S&P and has been licensed for use by Charles Schwab & Co., Inc.

NOTES

NOTES

Schwab Funds(R) offers you a complete family of mutual funds, each one based on a clearly defined investment approach and using disciplined management strategies. The list at right shows all currently available Schwab Funds.

Whether you're an experienced investor or just starting out, Schwab Funds can help you achieve your financial goals. An investor should consider a fund's investment objectives, risks, and charges and expenses carefully before investing or sending money. This and other important information can be found in the fund's prospectus. Please call 1-800-435-4000 for a prospectus and brochure for any Schwab Fund. Please read the prospectus carefully before you invest. This report must be preceded or accompanied by a current prospectus.

METHODS FOR PLACING ORDERS
The following information outlines how Schwab investors can place orders. If you are investing through a third-party investment provider, methods for placing orders may be different.

INTERNET 1
www.schwab.com

SCHWAB BY PHONE(TM) 2
Use our automated voice service or speak to a representative. Call 1-800-435-4000, day or night (for TDD service, call 1-800-345-2550).

TELEBROKER(R)
Use our automated touch-tone phone service at 1-800-272-4922.

MAIL
Write to Schwab Funds at:
P.O. Box 3812
Englewood, CO
80155-3812

When selling or exchanging shares, be sure to include the signatures of at least one of the persons whose name is on the account.

PROXY VOTING POLICIES, PROCEDURES AND RESULTS
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting Schwab's website at www.schwab.com/schwabfunds, the SEC's website at http://www.sec.gov, or by contacting Schwab Funds at 1-800-435-4000.

Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting Schwab's website at www.schwab.com/schwabfunds or the SEC's website at http://www.sec.gov.

1 Shares of Sweep Investments(TM) may not be purchased directly over the Internet.

2 Orders placed in person or through a telephone representative may be subject to a service fee payable to Schwab.

THE SCHWAB FUNDS FAMILY(R)

STOCK FUNDS
Schwab Premier Equity Fund(R)
Schwab Core Equity Fund(TM)
Schwab Dividend Equity Fund(TM)
Schwab Large-Cap Growth Fund(TM)
Schwab Small-Cap Equity Fund(TM)
Schwab Hedged Equity Fund(TM)
Schwab Financial Services Fund(TM)
Schwab Health Care Fund(TM)
Schwab Technology Fund(TM)
Schwab Institutional Select(R) S&P 500 Fund
Schwab S&P 500 Index Fund
Schwab 1000 Index(R) Fund
Schwab Small-Cap Index Fund(R)
Schwab Total Stock Market Index Fund(R)
Schwab International Index Fund(R)

ASSET ALLOCATION FUNDS
Schwab Viewpoints Fund(TM)
Schwab MarketTrack All Equity Portfolio(TM)
Schwab MarketTrack Growth Portfolio(TM)
Schwab MarketTrack Balanced Portfolio(TM)
Schwab MarketTrack Conservative Portfolio(TM)
Schwab Target 2010 Fund
Schwab Target 2020 Fund
Schwab Target 2030 Fund
Schwab Target 2040 Fund
Schwab Retirement Income Fund

BOND FUNDS
Schwab YieldPlus Fund(R)
Schwab Short-Term Bond Market Fund(TM)
Schwab Total Bond Market Fund(TM)
Schwab GNMA Fund(TM)
Schwab Inflation Protected Fund(TM)
Schwab Tax-Free YieldPlus Fund(TM)
Schwab Short/Intermediate Tax-Free Bond Fund(TM)
Schwab Long-Term Tax-Free Bond Fund(TM)
Schwab California Tax-Free YieldPlus Fund(TM)
Schwab California Short/Intermediate Tax-Free Bond Fund(TM)
Schwab California Long-Term Tax-Free Bond Fund(TM)

SCHWAB MONEY FUNDS
Schwab offers an array of money market funds that seek high current income consistent with safety and liquidity. 3 Choose from taxable or tax-advantaged alternatives. Many can be linked to your eligible Schwab account to "sweep" cash balances automatically, subject to availability, when you're between investments. Or, for your larger cash reserves, choose one of our Value Advantage Investments(R).

3 Investments in money market funds are neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency and, although they seek to preserve the value of your investment at $1 per share, it is possible to lose money.

[CHARLES SCHWAB LOGO]


INVESTMENT ADVISER
Charles Schwab Investment Management, Inc.
101 Montgomery Street, San Francisco, CA 94104

FUNDS
Schwab Funds(R)
P.O. Box 3812, Englewood, CO 80155-3812

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

(C) 2006 Charles Schwab & Co., Inc. All rights reserved.
Member SIPC

Printed on recycled paper.

MFR13562

SCHWAB ACTIVE EQUITY FUNDS

      SEMIANNUAL REPORT
      April 30, 2006

      Schwab Premier Equity Fund(R)

      Schwab Core Equity Fund(TM)

      Schwab Dividend Equity Fund(TM)

      Schwab Large-Cap Growth Fund(TM)

      Schwab Small-Cap Equity Fund(TM)

      Schwab Hedged Equity Fund(TM)

      Schwab Financial Services Fund(TM)

      Schwab Health Care Fund(TM)

      Schwab Technology Fund(TM)


                                                           [CHARLES SCHWAB LOGO]

      The power of Schwab Equity Ratings(R). The convenience and diversification of mutual funds.

IN THIS REPORT

  Management's Discussion .................................................    2

  Performance and Fund Facts
     Schwab Premier Equity Fund(R) ..................  10
     Schwab Core Equity Fund(TM) ....................  13
     Schwab Dividend Equity Fund(TM) ................  15
     Schwab Large-Cap Growth Fund(TM) ...............  18
     Schwab Small-Cap Equity Fund(TM) ...............  21
     Schwab Hedged Equity Fund(TM) ..................  24
     Schwab Financial Services Fund(TM) .............  27
     Schwab Health Care Fund(TM) ....................  29
     Schwab Technology Fund(TM) .....................  31

  Fund Expenses ...........................................................   33

  Financial Statements

     Schwab Premier Equity Fund(R) ..................  35
     Schwab Core Equity Fund(TM) ....................  43
     Schwab Dividend Equity Fund(TM) ................  50
     Schwab Large-Cap Growth Fund(TM) ...............  58
     Schwab Small-Cap Equity Fund(TM) ...............  65
     Schwab Hedged Equity Fund(TM) ..................  74
     Schwab Financial Services Fund(TM) .............  83
     Schwab Health Care Fund(TM) ....................  89
     Schwab Technology Fund(TM) .....................  95

  Financial Notes .........................................................  101

  Trustees and Officers ...................................................  111

  Glossary ................................................................  115

SELECT SHARES(R) ARE AVAILABLE ON MANY SCHWAB FUNDS(R)

Schwab Funds offers Select Shares, a share class that carries lower expenses than Investor Shares(TM) in exchange for higher investment minimums on many of its funds. Select Shares are available for initial purchases of $50,000 or more of a single fund in a single account and for shareholders who add to their existing Investor Share position, bringing the value to or above $50,000. We encourage shareholders of Investor Shares to review their portfolio to see if they are eligible to exchange into Select Shares. If you believe you are eligible, you should contact Schwab or your financial intermediary to request a tax-free interclass exchange into Select Shares. Instructions for performing a tax-free interclass exchange can also be referenced on the Schwab Funds website at WWW.SCHWAB.COM/SCHWABFUNDS under Schwab Funds Investor Information. Select Shares may not be available through financial intermediaries other than Charles Schwab & Co., Inc.

Fund investment adviser: Charles Schwab Investment Management, Inc. (CSIM).

Distributor and transfer agent: Charles Schwab & Co., Inc. (Schwab).

The industry/sector classification of the funds' portfolio holdings uses the Global Industry Classification Standard (GICS) which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's. GICS is a service mark of MSCI and S&P and has been licensed for use by Charles Schwab & Co., Inc.

[PHOTO OF CHARLES SCHWAB]

Charles Schwab
Chairman

FROM THE CHAIRMAN

Dear Shareholder,

For over 30 years, Schwab has made it our business to put the needs of the investor first. By keeping our clients' interests as our main focus, Schwab Funds continues to provide a range of innovative investment choices that can serve as a foundation for many asset allocation plans.

We believe that success comes from a disciplined investment strategy and a strict adherence to a process. That is why our Schwab Funds portfolio management team takes a long-term view and strives to deliver consistent results. While I am proud of Schwab Funds(R) in general, I am especially pleased with the Schwab Active Equity Funds.

The Schwab Active Equity Funds are powered by Schwab Equity Ratings(R) and use the same stock-ranking expertise that helped Schwab's model equity portfolio achieve industry recognition in Barron's 2004 and 2005 annual stock-selection competitions. Schwab Equity Ratings are based upon a disciplined, systematic approach that evaluates approximately 3,000 U.S. stocks on the basis of a wide variety of investment criteria. This methodology has delivered the steady returns that have helped us gain such industry-wide recognition.

In closing, we continue to see tremendous opportunities for investors, and my colleagues and I are committed to helping you maximize them. We strive every day to warrant the trust you have placed in us and our commitment to you will not change.

Thank you for investing with us.

Sincerely,

/s/ Charles Schwab

     Past performance is no guarantee of future results.

MANAGEMENT'S DISCUSSION for the six months ended April 30, 2006

[PHOTO OF EVELYN DILSAVER]

EVELYN DILSAVER is President and CEO of Charles Schwab Investment Management, Inc. and is president of each of the funds covered in this report. She joined the firm in 1992 and has held a variety of executive positions at Schwab.

Dear Shareholder,

I'm pleased to bring you the semiannual report for the Schwab Active Equity Funds for the period ended April 30, 2006.

At this time, I would like to introduce you to Paul Davis, a new portfolio manager on our team of investment professionals. Effective in June, Paul will be responsible for the day to day co-management of the Schwab Active Equity Funds. Although Paul is new to this position, he is no stranger to Schwab Funds. He was previously a Director of Equity Analysis and has been actively involved with quantitative strategies and research for the Schwab Active Equity Funds since he joined CSIM in 2003.

Here at Schwab, we continue to evaluate opportunities to expand our fund product offering, while striving to provide strong results and good value to investors. I speak for all of Schwab Funds when I say we want Schwab to be the place where investors find useful, quality financial products and services to help them succeed.

Thank you for investing in Schwab Funds.

Sincerely,

/s/ Evelyn Dilsaver

     Past performance is no guarantee of future results.


2 Schwab Active Equity Funds

[PHOTO OF JEFFREY MORTIMER, VIVIENNE HSU, AND LARRY MANO]

JEFFREY MORTIMER, CFA, at right, senior vice president and chief investment officer, equities, of the investment adviser, is responsible for the overall management of the funds. Prior to joining the firm in October 1997, he worked for more than eight years in asset management.

VIVIENNE HSU, CFA, at left, vice president and senior equities portfolio manager of the investment adviser, is responsible for the day-to-day co-management of the funds. Prior to joining the firm in August 2004, she worked for more than 11 years in asset management and quantitative analysis.

LARRY MANO, in front, vice president and senior portfolio manager of the investment adviser, is responsible for the day-to-day co-management of the funds. Prior to joining the firm in 1998, he worked for 20 years in equity management.

THE INVESTMENT ENVIRONMENT AND THE FUNDS

The markets remained in a steady growth mode over the past six months and ended the period with positive returns. During the report period, oil prices hit highs never seen before and the Federal Reserve (the Fed) continued to raise short-term interest rates to curb inflationary pressures, raising the rate four consecutive times in the six-month period and bringing the benchmark rate up to 4.75%. This was the 15th rate hike over the past two years and remains the longest span of increases since the 1970s.

After rising sharply in the aftermath of Hurricanes Katrina and Rita, crude oil prices peaked at around $71 per barrel and domestic gasoline prices were over $3.00 a gallon. When it became evident that the damage was limited to the regions in the hurricanes' path and that the economic impact was minimal, oil prices declined to as low as $55 per barrel. However, in recent months, crude oil has climbed back up due to concerns about possible confrontation with Iran and supply interruptions in Nigeria.

Despite recent weaknesses, domestic equity stocks remained near multi-year highs. Reasonable valuations, a solid earnings season, and expectations that the current monetary policy tightening will soon come to an end have helped to support equity prices. Regardless of the fluctuating energy prices, gains in productivity have remained strong and corporate earnings continue to rise. Additionally, with the unemployment rate at a healthy 4.7%, job and income growth remained positive and investors remained optimistic. Low inflationary expectations and large foreign capital inflows helped to contain increases in long-term interest rates.

As noted above, the Fed continued its tightening cycle throughout the period, raising short-term interest rates 0.25% at each of its four meetings. As the Fed continued raising its benchmark rate over the course of the last six months, the yield curve flattened and had brief periods of inversion. Historically, economic slowdowns or recessions have followed the inversion of the yield curve. Although economic growth moderated in the fourth quarter of 2005, growth rebounded strongly in the first quarter of 2006 and economic fundamentals remained healthy as of the end of the report period.


                                                    Schwab Active Equity Funds 3

MANAGEMENT'S DISCUSSION continued

Despite rising interest rates and soaring energy prices, the S&P 500 Index 1 posted gains of 9.64% for the six-month period ending April 30, 2006. The Russell 2000 Index displayed a positive return of 18.91% while the S&P SmallCap 600 Index returned 16.92%, demonstrating that the smaller-capitalization stocks were positive contributors to returns for the period. As improving fundamentals and attractive valuations have strengthened investor interest in emerging markets, the MSCI EAFE (Morgan Stanley Capital International, Inc. Europe, Australasia, and Far East) Index also had an impressive return of 22.89% for the six-month period.

Although performance of the bond markets was sluggish, as measured by the Lehman Brothers U.S. Aggregate Bond Index, which returned 0.56% for the six-month period, these types of results are not unusual. When the economy is strong and job growth is robust, investors normally expect to see more inflation, which generally leads to higher interest rates and lower bond prices.

ASSET CLASS PERFORMANCE COMPARISON % returns during the report period

This graph compares the performance of various asset classes during the report period. Final performance figures for the period are in the key below.

 9.64%  S&P 500(R) INDEX: measures U.S. large-cap stocks

16.92%  S&P SMALLCAP 600 INDEX: measures U.S. small-cap stocks

22.89% MSCI-EAFE(R) INDEX: measures (in U.S. dollars) large-cap stocks in Europe, Australasia and the Far East

 0.56%  LEHMAN BROTHERS U.S. AGGREGATE BOND INDEX: measures the U.S. bond market

[LINE GRAPH]

                LEHMAN
                BROTHERS
                  U.S.
               AGGREGATE       S&P 500(R)      S&P SMALLCAP      MSCI-EAFE(R)
               BOND INDEX        INDEX           600 INDEX          INDEX
31-Oct-05          0.00           0.00              0.00             0.00
07-Nov-05         -0.39           1.36              2.22             1.12
14-Nov-05         -0.20           2.35              2.41             0.92
21-Nov-05          0.54           4.15              4.66             2.47
28-Nov-05          0.88           4.39              3.60             2.98
05-Dec-05          0.21           4.83              6.00             4.45
12-Dec-05          0.43           4.73              6.22             6.48
19-Dec-05          1.04           4.71              3.56             7.22
26-Dec-05          1.37           5.49              5.50             7.89
02-Jan-06          1.40           3.82              3.63             7.47
09-Jan-06          1.73           7.35              8.26            12.55
16-Jan-06          1.92           7.16              8.36            12.28
23-Jan-06          2.04           5.19              7.97            10.66
30-Jan-06          1.36           6.99             11.82            13.11
06-Feb-06          1.40           5.36             11.31            12.38
13-Feb-06          1.21           5.25              8.38            11.09
20-Feb-06          1.53           7.33             11.43            11.54
27-Feb-06          1.51           7.98             12.80            14.06
06-Mar-06          0.90           6.69             11.28            13.53
13-Mar-06          0.83           7.25             11.17            14.21
20-Mar-06          1.53           9.01             14.01            17.31
27-Mar-06          1.40           8.73             15.36            16.45
03-Apr-06          0.68           8.44             16.19            18.57
10-Apr-06          0.42           8.39             15.41            19.24
17-Apr-06          0.36           7.46             14.86            18.88
24-Apr-06          0.70           9.39             17.51            21.67
30-Apr-06          0.56           9.64             16.92            22.89

  These figures assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and you cannot invest in them directly. Remember that past performance is not an indication of future results. Schwab Equity Ratings(R) are produced by the Schwab Center for Investment Research(R).

  Data source: Charles Schwab & Co., Inc.

  Source of Sector Classification: S&P and MSCI.

1 Standard & Poor's(R), S&P(R), S&P 500(R), Standard & Poor's 500(R) and 500(R) are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by the fund. The fund is not sponsored, endorsed, sold or promoted by Standard & Poor's, and Standard & Poor's makes no representation regarding the advisability of investing in the fund.


4 Schwab Active Equity Funds

PERFORMANCE AT A GLANCE

Total return for the six months ended 4/30/06.

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN PERFORMANCE DATA QUOTED. TO OBTAIN PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH END, PLEASE VISIT WWW.SCHWAB.COM/SCHWABFUNDS.

SCHWAB PREMIER EQUITY FUND(R)
Investor Shares ................       14.22%
Select Shares ..................       14.18%
Benchmark ......................        9.64%
Fund Category 1 ................       10.20%
Performance Details ............  pages 10-11

SCHWAB CORE EQUITY FUND(TM)             9.71%
Benchmark ......................        9.64%
Fund Category 1 ................       10.20%
Performance Details ............      page 13

SCHWAB DIVIDEND EQUITY FUND(TM)
Investor Shares ................       10.11%
Select Shares(R) ...............       10.22%
Benchmark ......................        9.64%
Fund Category 1 ................       11.41%
Performance Details ............  pages 15-16

SCHWAB LARGE-CAP GROWTH FUND(TM)
Investor Shares ................        8.25%
Select Shares ..................        8.29%
Benchmark. .....................        7.06%
Fund Category 1 ................        8.64%
Performance Details ............  pages 18-19

THE SCHWAB PREMIER EQUITY FUND was up 14.22%, well above its benchmark the S&P 500 Index, which was up 9.64% for the same period. The fund has reached $1.5 billion in assets since it was launched on March 21, 2005, demonstrating the fund's significant growth since its inception. Contributing to the fund's returns during the six-month period was management's emphasis towards stock holdings with smaller market capitalization than the benchmark. Management's sector and industry group weights were slightly negative for the period, as an overweight to Health Care Equipment and Services contained the fund's returns. Although industry group weights were negative, the fund saw positive returns resulting from an overweight to the Transportation industry group and an underweight to the Pharmaceuticals and Biotechnology industry group. Stock selection was also a positive aspect of performance. Some of the better performing stocks held in the fund were AMR Corporation, Investment Technology Group, Inc. and Archer Daniels Midland Company.

THE SCHWAB CORE EQUITY FUND was up 9.71% for the six-month report period, outperforming its benchmark, the S&P 500 Index, which returned 9.64%. One of the leading contributors to the fund's outperformance was that its holdings were smaller in market capitalization than those of the benchmark, as smaller-capitalization stocks outperformed the markets during this period. The fund was positioned in a way that it held higher momentum stocks, which also proved to be a leading contributor to its returns. Also helping the fund's performance was its industry group selections. The fund's overweight to Capital Goods, Diversified Financials and Telecommunication Services added to the overall performance. The underperforming industry groups for the period included Health Care Equipment and Services and Insurance. Much of the performance can be attributed to the fund's ability to identify a number of highly rated stocks that outperformed the market for the six-month period. Some of the largest contributors to the fund were CSX Corporation and The Boeing Company.

  Source of Sector Classification: S&P and MSCI. All fund and index figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

  Expenses may be partially absorbed by CSIM and Schwab. Without these reductions, the funds' total returns would have been lower. Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.

  Schwab Equity Ratings(R) are produced by the Schwab Center for Investment Research(R).

1 Source for category information: Morningstar, Inc.


                                                    Schwab Active Equity Funds 5

MANAGEMENT'S DISCUSSION continued

PERFORMANCE AT A GLANCE

Total return for the six months ended 4/30/06.

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN PERFORMANCE DATA QUOTED. TO OBTAIN PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH END, PLEASE VISIT WWW.SCHWAB.COM/SCHWABFUNDS.

SCHWAB SMALL-CAP EQUITY FUND(TM)
Investor Shares ................       15.39%
Select Shares ..................       15.50%
Benchmark ......................       16.92%
Fund Category 1 ................       18.15%
Performance Details ............  pages 21-22

SCHWAB HEDGED EQUITY FUND(TM)
Investor Shares ................        4.10%
Select Shares ..................        4.14%
Benchmark ......................        9.64%
Fund Category 1 ................        4.61%
Performance Details ............  pages 24-25

SCHWAB FINANCIAL SERVICES
FUND(TM) .......................       13.03%
Benchmark ......................       13.05%
Fund Category 1 ................       15.11%
Performance Details ............      page 27

SCHWAB HEALTH CARE FUND(TM) ....        2.57%
Benchmark ......................        3.10%
Fund Category 1 ................        4.13%
Performance Details ............      page 29

SCHWAB TECHNOLOGY FUND(TM) .....       10.45%
Benchmark ......................        8.23%
Fund Category 1 ................       14.85%
Performance Details ............      page 31

THE SCHWAB DIVIDEND EQUITY FUND, which was up 10.11% for the period, outperformed its benchmark, the S&P 500 Index, which increased 9.64%. Importantly, in addition to outperforming its benchmark, the fund maintained less market volatility than the broad equity market. Contributing to the fund's returns during the six-month period was management's emphasis towards stock holdings with smaller market capitalization than the benchmark. Overall style was helpful as management favored value companies, which outperformed for the period. The fund's industry weights slightly detracted from returns as the market bid up prices of stocks in higher-growth and higher-risk industry groups. While the fund did own a number of energy stocks that benefited from the rally earlier in the period, a net underweight in the Energy sector slightly detracted from performance. A significant amount of the fund's outperformance can be attributed to Schwab Equity Ratings' rigorous stock evaluation and its ability to identify stocks likely to outperform the market. Among the top performing stocks were Marathon Oil Corporation and Lockheed Martin Corporation.

THE SCHWAB LARGE CAP GROWTH FUND was up 8.25% for the six-month period, outperforming its benchmark, the Russell 1000 Growth Index, which returned 7.06%. The leading contributor to the fund's performance was that its holdings were smaller in market capitalization than those of the benchmark. The fund benefited from a rally in mid- to large-capitalization companies versus their mega-capitalization counterparts. The fund was positioned in a way that it held higher momentum stocks, which also proved to be a leading contributor to its returns.

  Source of Sector Classification: S&P and MSCI. All fund and index figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

  Expenses may be partially absorbed by CSIM and Schwab. Without these reductions, the funds' total returns would have been lower. Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.

  Small-company stocks are subject to greater volatility than other asset categories.

  The Hedged Equity Fund's long positions can decline in value at the same time the value of its shorted stocks increases, thereby increasing the potential for loss. The potential loss associated with short positions is much greater than the original value of the securities sold. The use of borrowing and short sales may cause the fund to have higher expenses than those of equity funds that do not use such techniques.

  Since the Financial Services, Health Care, and Technology funds focus their investments on companies involved in specific sectors, these funds may involve a greater degree of risk than an investment in other mutual funds with greater diversification.

  Schwab Equity Ratings(R) are produced by the Schwab Center for Investment Research(R).

1 Source for category information: Morningstar, Inc.


6 Schwab Active Equity Funds

However, the fund's industry group weights slightly detracted from performance, primarily due to the lagging Health Care Services during the period. Stock selection was the also a positive aspect of the fund's performance for the period as highly rated stocks excelled. Positive stock selection was highlighted by stocks such as Lockheed Martin Corporation and Monster Worldwide, Inc. Also contributing to the fund's returns was Freeport-McMoRan Copper & Gold Inc., which benefited from the recent rise in commodity prices.

THE SCHWAB SMALL-CAP EQUITY FUND returned 15.39% for the six-month period, slightly underperforming its benchmark, the S&P SmallCap 600 Index, which returned 16.92%. The fund was positioned in a way that it held higher momentum stocks, which proved to be a leading contributor to its returns. The markets were up for the six-month reporting period with strong rallies late in 2005 and in early 2006. Another leading contributor to the fund's performance for the period was a slight underweight to the Health Care Equipment and Services industry groups which were down for the six-month report period. On the negative side was the fact that the fund's holdings were slightly larger in market capitalization than the benchmark and larger-capitalization companies underperformed their smaller-capitalization counterparts. From an industry group standpoint, Utilities suffered during the period, but management's net underweight added to the fund's returns. Among the top performers for the six-month period were Investment Technology Group, Inc. and EMCOR Group, Inc. On the downside, EarthLink, Inc. dropped after the company surprised the Street with downward revisions to their 2006 outlook, including a loss associated with its Helio, Inc. affiliate.

THE SCHWAB HEDGED EQUITY FUND posted a positive return of 4.10%, trailing its benchmark, the S&P 500 Index, which returned 9.64% for the six-month period. Performance of the long portfolio was strong and beat its benchmark, while the short side somewhat detracted from returns. During the bull market over the past six months, the fund trailed its benchmark partly due to its short holdings. In addition, the fund's overall net positions favored large-capitalization stocks, while their smaller counterparts excelled during the period. Industry group bets, especially a net overweight to Health Care Equipment and Services, limited the fund's overall returns. However, on the long side, a net over-

Source of Sector Classification: S&P and MSCI.


                                                    Schwab Active Equity Funds 7

MANAGEMENT'S DISCUSSION continued

weight to Materials and Transportation, positively contributed to returns. The result of stock selection for the period was relatively neutral. On the long side, positions in Nucor Corporation and Archer Daniels Midland Company contributed to overall returns. Archer Daniels Midland Company benefited from its number one position in the domestic production of ethanol--a green fuel additive.

THE SCHWAB FINANCIAL SERVICES FUND returned an impressive 13.03% for the six-month period, closely tracking its benchmark, the S&P 1500 SuperComposite Financial Services Index, which was up 13.05%. The overall diversity of the Financial Services sector proved helpful during the year as the group posted positive returns, despite concerns about the narrowing interest rate spreads and resulting margins at the Banks. Benefiting the fund was its overweight to smaller-capitalization stocks than the benchmark as well as stocks with greater price momentum. The fund's industry group weights somewhat detracted from performance, primarily due to the lagging Insurance industry. Stock selection for the period was negative, as gains in Investment Technology Group, Inc. were offset by losses in companies like SAFECO Corporation and The St. Paul Travelers Companies, Inc.

THE SCHWAB HEALTH CARE FUND was up 2.57% for the six-month reporting period, slightly underperforming its benchmark, the S&P 1500 SuperComposite Health Care Index, which was up 3.10%. Health Care stocks on the whole underperformed the overall markets in early 2006, yet the fund posted positive returns and closely tracked its benchmark. Contributing to the fund's returns during the six-month period was management's emphasis towards stock holdings with smaller market capitalization than the benchmark. In addition, a focus on stocks with higher price momentum also aided the fund's total returns. Health Care Equipment and Services stocks, especially those in the Managed Health Care sub-industry group, dropped as several companies such as Aetna Inc., Health Net, Inc. and CIGNA Corporation warned of increased competition and a possible slowdown in future growth.

Source of Sector Classification: S&P and MSCI.


8 Schwab Active Equity Funds

THE SCHWAB TECHNOLOGY FUND was up 10.45% for the six-month period, outperforming its benchmark, the S&P 1500 SuperComposite Technology Index, which was up 8.23%. During the reporting period Technology stocks posted reasonable gains, with each of its three industry groups posting similar returns. Since performance for the three industry groups did not vary by much for the period, little could be gained by overweighting each group, however, the fund did show slight gains from an overweight to the Semiconductor industry group. Management's selection of stocks with positive price momentum and lower market capitalization than the benchmark positively contributed to the fund's returns. Several highly ranked software firms suffered setbacks during the period. For example, Intel Corp., dropped after the company surprised the Street with a negative earnings report and indicated a loss of market share to rivals such as Advanced Micro Devices, Inc.

Source of Sector Classification: S&P and MSCI.

Nothing in this report represents a recommendation of a security by the investment adviser.

Manager views and portfolio holdings may have changed since the report date.


                                                    Schwab Active Equity Funds 9

SCHWAB PREMIER EQUITY FUND(R)

INVESTOR SHARES PERFORMANCE as of 4/30/06

AVERAGE ANNUAL TOTAL RETURNS 1, 2

This chart compares performance of the fund's Investor Shares with its benchmark and Morningstar category.

[BAR CHART]

                              Fund:
                            INVESTOR                  Fund Category:
                             SHARES       Benchmark:   MORNINGSTAR
                          Ticker Symbol:  S&P 500(R)    LARGE-CAP
                             SWPNX          INDEX         BLEND
6 MONTHS                     14.22%         9.64%         10.20%
1 YEAR                       28.24%        15.42%         16.91%
SINCE INCEPTION: 3/21/05     19.77%        11.07%         12.23%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN PERFORMANCE DATA QUOTED. TO OBTAIN PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH END, PLEASE VISIT WWW.SCHWAB.COM/SCHWABFUNDS.

PERFORMANCE OF A HYPOTHETICAL $10,000 INVESTMENT 1

This graph shows performance since inception of a hypothetical $10,000 investment in the fund's Investor Shares, compared with a similar investment in its benchmark.

$12,222  INVESTOR SHARES

$11,239  S&P 500(R) INDEX

[LINE GRAPH]

               INVESTOR      S&P 500(R)
                SHARES         INDEX
21-Mar-05       $10,000       $10,000
31-Mar-05        $9,960        $9,928
30-Apr-05        $9,530        $9,739
31-May-05       $10,160       $10,049
30-Jun-05       $10,360       $10,063
31-Jul-05       $10,840       $10,437
31-Aug-05       $10,820       $10,343
30-Sep-05       $10,950       $10,426
31-Oct-05       $10,700       $10,252
30-Nov-05       $11,230       $10,640
31-Dec-05       $11,399       $10,643
31-Jan-06       $11,880       $10,925
28-Feb-06       $11,870       $10,954
31-Mar-06       $12,051       $11,090
30-Apr-06       $12,222       $11,239

  All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

1 Fund expenses have been absorbed by CSIM and Schwab. Without these reductions, the fund's returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

2 Source for category information: Morningstar, Inc.


10 Schwab Active Equity Funds

SCHWAB PREMIER EQUITY FUND

SELECT SHARES(R) PERFORMANCE as of 4/30/06

AVERAGE ANNUAL TOTAL RETURNS 1, 2

This chart compares performance of the fund's Select Shares with its benchmark and Morningstar category.

[BAR CHART]

                                 Fund:
                                SELECT                      Fund Category:
                                SHARES        Benchmark:      MORNINGSTAR
                            Ticker Symbol:    S&P 500(R)       LARGE-CAP
                                SWPSX           INDEX           BLEND
6 MONTHS                        14.18%           9.64%          10.20%
1 YEAR                          28.32%          15.42%          16.91%
SINCE INCEPTION: 3/21/05        19.83%          11.07%          12.23%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN PERFORMANCE DATA QUOTED. TO OBTAIN PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH END, PLEASE VISIT WWW.SCHWAB.COM/SCHWABFUNDS.

PERFORMANCE OF A HYPOTHETICAL $50,000 INVESTMENT 1

This graph shows performance since inception of a hypothetical $50,000 investment (the minimum investment for this share class) in the fund's Select Shares, compared with a similar investment in its benchmark.

$61,145  SELECT SHARES

$56,194  S&P 500(R) INDEX

[LINE GRAPH]

               SELECT       S&P 500(R)
               SHARES         INDEX
21-Mar-05      $50,000       $50,000
31-Mar-05      $49,800       $49,640
30-Apr-05      $47,650       $48,697
31-May-05      $50,800       $50,245
30-Jun-05      $51,800       $50,316
31-Jul-05      $54,200       $52,187
31-Aug-05      $54,100       $51,713
30-Sep-05      $54,800       $52,131
31-Oct-05      $53,550       $51,261
30-Nov-05      $56,200       $53,199
31-Dec-05      $57,030       $53,214
31-Jan-06      $59,490       $54,625
28-Feb-06      $59,390       $54,772
31-Mar-06      $60,340       $55,451
30-Apr-06      $61,145       $56,194

  All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

1 Fund expenses have been partially absorbed by CSIM and Schwab. Without these reductions, the fund's returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

2 Source for category information: Morningstar, Inc.


                                                   Schwab Active Equity Funds 11

SCHWAB PREMIER EQUITY FUND

FUND FACTS as of 4/30/06

STYLE ASSESSMENT 1

[GRAPHIC]

                      INVESTMENT STYLE
                Value      Blend      Growth
MARKET CAP
  Large          / /        /X/         / /
  Medium         / /        / /         / /
  Small          / /        / /         / /

STATISTICS

NUMBER OF HOLDINGS                                                         100
--------------------------------------------------------------------------------
WEIGHTED AVERAGE MARKET CAP ($ x 1,000,000)                              $22,551
--------------------------------------------------------------------------------
PRICE/EARNINGS RATIO (P/E)                                                 21.7
--------------------------------------------------------------------------------
PRICE/BOOK RATIO (P/B)                                                     2.8
--------------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE 2                                                  38%
--------------------------------------------------------------------------------
MINIMUM INITIAL INVESTMENT 3
  Investor Shares                                                         $2,500
    ($1,000 for retirement, education and custodial accounts)
  Select Shares                                                          $50,000
--------------------------------------------------------------------------------

TOP HOLDINGS 4

                                                                         % OF
SECURITY                                                              NET ASSETS
--------------------------------------------------------------------------------
(1)  COOPER CAMERON CORP.                                                 1.2%
--------------------------------------------------------------------------------
(2)  NEWELL RUBBERMAID, INC.                                              1.2%
--------------------------------------------------------------------------------
(3)  PRIDE INTERNATIONAL, INC.                                            1.2%
--------------------------------------------------------------------------------
(4)  LAM RESEARCH CORP.                                                   1.2%
--------------------------------------------------------------------------------
(5)  THOMAS & BETTS CORP.                                                 1.2%
--------------------------------------------------------------------------------
(6)  APPLIED BIOSYSTEMS GROUP -- APPLERA CORP.                            1.2%
--------------------------------------------------------------------------------
(7)  J.C. PENNEY CO., INC. HOLDING CO.                                    1.2%
--------------------------------------------------------------------------------
(8)  VERITAS DGC, INC.                                                    1.1%
--------------------------------------------------------------------------------
(9)  THE CHUBB CORP.                                                      1.1%
--------------------------------------------------------------------------------
(10) METLIFE, INC.                                                        1.1%
--------------------------------------------------------------------------------
     TOTAL                                                               11.7%

SECTOR WEIGHTINGS % of Investments

This chart shows the fund's sector composition as of the report date. A sector is a portion of the overall stock market that is made up of industries whose business components share similar characteristics.

[PIE CHART]

22.3%  FINANCIALS

18.7%  INFORMATION TECHNOLOGY

12.6%  INDUSTRIALS

12.5%  HEALTH CARE

 9.0%  CONSUMER DISCRETIONARY

 7.4%  ENERGY

 6.2%  CONSUMER STAPLES

 5.9%  MATERIALS

 2.7%  UTILITIES

 2.1%  TELECOMMUNICATIONS
       SERVICES

 0.6%  OTHER

  Portfolio holdings may have changed since the report date.

  Source of Sector Classification: S&P and MSCI.

1 Source: Morningstar, Inc. This style assessment is the result of evaluating the fund based on a ten-factor model for value and growth characteristics. The fund's market capitalization placement is determined by the geometric mean of its holdings' market capitalizations. The assessment reflects the fund's portfolio as of 4/30/06, which may have changed since then, and is not a precise indication of risk or performance--past, present, or future.

2 Not annualized.

3 Please see prospectus for further detail and eligibility requirements.

4 This list is not a recommendation of any security by the investment adviser.


12 Schwab Active Equity Funds

SCHWAB CORE EQUITY FUND(TM)

PERFORMANCE as of 4/30/06

AVERAGE ANNUAL TOTAL RETURNS 1, 2

This chart compares performance of the fund with its benchmark and Morningstar category.

[BAR CHART]

                                                              Fund Category:
                                FUND           Benchmark:      MORNINGSTAR
                            Ticker Symbol:     S&P 500(R)       LARGE-CAP
                               SWANX             INDEX            BLEND
6 MONTHS                        9.71%            9.64%           10.20%
1 YEAR                         18.15%           15.42%           16.91%
5 YEARS                         4.06%            2.70%            2.61%
SINCE INCEPTION: 7/1/96         9.77%            8.77%            7.91%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN PERFORMANCE DATA QUOTED. TO OBTAIN PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH END, PLEASE VISIT WWW.SCHWAB.COM/SCHWABFUNDS.

PERFORMANCE OF A HYPOTHETICAL $10,000 INVESTMENT 1

This graph shows performance since inception of a hypothetical $10,000 investment in the fund, compared with a similar investment in its benchmark.

$25,020  FUND

$22,862  S&P 500(R) INDEX

[LINE GRAPH]

                            S&P 500(R)
                FUND          INDEX
01-Jul-96      $10,000       $10,000
31-Jul-96       $9,690        $9,558
31-Aug-96       $9,880        $9,760
30-Sep-96      $10,620       $10,308
31-Oct-96      $11,010       $10,593
30-Nov-96      $11,640       $11,393
31-Dec-96      $11,368       $11,168
31-Jan-97      $11,959       $11,865
28-Feb-97      $11,908       $11,958
31-Mar-97      $11,287       $11,468
30-Apr-97      $12,081       $12,152
31-May-97      $12,722       $12,890
30-Jun-97      $13,272       $13,468
31-Jul-97      $14,462       $14,539
31-Aug-97      $13,821       $13,724
30-Sep-97      $14,646       $14,475
31-Oct-97      $13,964       $13,992
30-Nov-97      $14,676       $14,640
31-Dec-97      $14,963       $14,891
31-Jan-98      $15,054       $15,057
28-Feb-98      $16,155       $16,142
31-Mar-98      $16,801       $16,969
30-Apr-98      $16,949       $17,140
31-May-98      $16,620       $16,845
30-Jun-98      $17,448       $17,529
31-Jul-98      $17,198       $17,343
31-Aug-98      $14,555       $14,839
30-Sep-98      $15,565       $15,790
31-Oct-98      $16,529       $17,074
30-Nov-98      $17,561       $18,109
31-Dec-98      $19,158       $19,152
31-Jan-99      $20,138       $19,952
28-Feb-99      $19,134       $19,332
31-Mar-99      $19,961       $20,105
30-Apr-99      $20,882       $20,883
31-May-99      $20,493       $20,390
30-Jun-99      $21,910       $21,522
31-Jul-99      $21,189       $20,850
31-Aug-99      $21,154       $20,746
30-Sep-99      $20,658       $20,177
31-Oct-99      $22,347       $21,455
30-Nov-99      $22,808       $21,891
31-Dec-99      $24,474       $23,180
31-Jan-00      $23,416       $22,017
29-Feb-00      $24,296       $21,600
31-Mar-00      $26,222       $23,712
30-Apr-00      $25,087       $22,998
31-May-00      $24,232       $22,527
30-Jun-00      $24,844       $23,083
31-Jul-00      $24,309       $22,723
31-Aug-00      $25,839       $24,135
30-Sep-00      $24,117       $22,860
31-Oct-00      $23,633       $22,764
30-Nov-00      $22,000       $20,971
31-Dec-00      $22,589       $21,073
31-Jan-01      $22,575       $21,821
28-Feb-01      $20,549       $19,831
31-Mar-01      $19,250       $18,574
30-Apr-01      $20,507       $20,017
31-May-01      $20,577       $20,151
30-Jun-01      $20,228       $19,662
31-Jul-01      $19,711       $19,469
31-Aug-01      $18,342       $18,250
30-Sep-01      $17,071       $16,776
31-Oct-01      $17,504       $17,096
30-Nov-01      $18,495       $18,407
31-Dec-01      $18,547       $18,569
31-Jan-02      $18,280       $18,298
28-Feb-02      $17,887       $17,945
31-Mar-02      $18,660       $18,620
30-Apr-02      $17,816       $17,491
31-May-02      $17,788       $17,362
30-Jun-02      $16,692       $16,126
31-Jul-02      $15,611       $14,870
31-Aug-02      $15,737       $14,966
30-Sep-02      $14,290       $13,339
31-Oct-02      $15,301       $14,513
30-Nov-02      $15,667       $15,368
31-Dec-02      $14,971       $14,466
31-Jan-03      $14,546       $14,087
28-Feb-03      $14,221       $13,876
31-Mar-03      $14,504       $14,010
30-Apr-03      $15,509       $15,165
31-May-03      $16,343       $15,964
30-Jun-03      $16,556       $16,168
31-Jul-03      $16,881       $16,453
31-Aug-03      $17,164       $16,774
30-Sep-03      $17,051       $16,596
31-Oct-03      $17,985       $17,535
30-Nov-03      $18,296       $17,689
31-Dec-03      $19,192       $18,616
31-Jan-04      $19,391       $18,959
29-Feb-04      $19,605       $19,222
31-Mar-04      $19,548       $18,932
30-Apr-04      $19,220       $18,635
31-May-04      $19,420       $18,890
30-Jun-04      $19,876       $19,257
31-Jul-04      $19,149       $18,619
31-Aug-04      $19,192       $18,694
30-Sep-04      $19,505       $18,896
31-Oct-04      $19,705       $19,185
30-Nov-04      $20,932       $19,962
31-Dec-04      $21,782       $20,640
31-Jan-05      $21,248       $20,137
28-Feb-05      $22,157       $20,560
31-Mar-05      $21,811       $20,196
30-Apr-05      $21,176       $19,812
31-May-05      $21,999       $20,442
30-Jun-05      $22,172       $20,471
31-Jul-05      $22,979       $21,232
31-Aug-05      $22,835       $21,039
30-Sep-05      $23,297       $21,209
31-Oct-05      $22,806       $20,855
30-Nov-05      $23,802       $21,644
31-Dec-05      $23,830       $21,650
31-Jan-06      $24,323       $22,224
28-Feb-06      $24,541       $22,284
31-Mar-06      $24,773       $22,560
30-Apr-06      $25,020       $22,862

  All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

1 Fund expenses have been partially absorbed by CSIM and Schwab. Without these reductions, the fund's returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

2 Source for category information: Morningstar, Inc.


                                                   Schwab Active Equity Funds 13

SCHWAB CORE EQUITY FUND

FUND FACTS as of 4/30/06

STYLE ASSESSMENT 1

[GRAPHIC]

                      INVESTMENT STYLE
                Value      Blend      Growth
MARKET CAP
  Large          / /        /X/         / /
  Medium         / /        / /         / /
  Small          / /        / /         / /

STATISTICS

NUMBER OF HOLDINGS                                                          92
--------------------------------------------------------------------------------
WEIGHTED AVERAGE MARKET CAP ($ x 1,000,000)                              $51,337
--------------------------------------------------------------------------------
PRICE/EARNINGS RATIO (P/E)                                                 18.6
--------------------------------------------------------------------------------
PRICE/BOOK RATIO (P/B)                                                     2.9
--------------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE 2                                                  25%
--------------------------------------------------------------------------------
MINIMUM INITIAL INVESTMENT 3                                              $2,500
  ($1,000 for retirement, education and custodial accounts)
--------------------------------------------------------------------------------

TOP HOLDINGS 4

                                                                         % OF
SECURITY                                                              NET ASSETS
--------------------------------------------------------------------------------
(1)  EXXON MOBIL CORP.                                                   4.8%
--------------------------------------------------------------------------------
(2)  METLIFE, INC.                                                       4.8%
--------------------------------------------------------------------------------
(3)  LOCKHEED MARTIN CORP.                                               4.5%
--------------------------------------------------------------------------------
(4)  THE BOEING CO.                                                      4.2%
--------------------------------------------------------------------------------
(5)  INTERNATIONAL BUSINESS MACHINES CORP.                               4.1%
--------------------------------------------------------------------------------
(6)  AMERICAN EXPRESS CO.                                                3.6%
--------------------------------------------------------------------------------
(7)  HEWLETT-PACKARD CO.                                                 3.4%
--------------------------------------------------------------------------------
(8)  CSX CORP.                                                           3.4%
--------------------------------------------------------------------------------
(9)  PRINCIPAL FINANCIAL GROUP, INC.                                     2.8%
--------------------------------------------------------------------------------
(10) THE COCA-COLA CO.                                                   2.7%
--------------------------------------------------------------------------------
     TOTAL                                                              38.3%

SECTOR WEIGHTINGS % of Investments

This chart shows the fund's sector composition as of the report date. A sector is a portion of the overall stock market that is made up of industries whose business components share similar characteristics.

[PIE CHART]

23.6%  FINANCIALS

20.5%  INFORMATION TECHNOLOGY

16.5%  INDUSTRIALS

11.7%  HEALTH CARE

 6.3%  CONSUMER STAPLES

 5.9%  ENERGY

 5.1%  CONSUMER DISCRETIONARY

 4.9%  MATERIALS

 2.8%  UTILITIES

 0.8%  TELECOMMUNICATION
       SERVICES

 1.9%  OTHER

  Portfolio holdings may have changed since the report date.

  Source of Sector Classification: S&P and MSCI.

1 Source: Morningstar, Inc. This style assessment is the result of evaluating the fund based on a ten-factor model for value and growth characteristics. The fund's market capitalization placement is determined by the geometric mean of its holdings' market capitalizations. The assessment reflects the fund's portfolio as of 4/30/06, which may have changed since then, and is not a precise indication of risk or performance--past, present, or future.

2 Not annualized.

3 Please see prospectus for further detail and eligibility requirements.

4 This list is not a recommendation of any security by the investment adviser.


14 Schwab Active Equity Funds

SCHWAB DIVIDEND EQUITY FUND(TM)

INVESTOR SHARES PERFORMANCE as of 4/30/06

AVERAGE ANNUAL TOTAL RETURNS 1, 2

This chart compares performance of the fund's Investor Shares with a benchmark and the fund's Morningstar category.

[BAR CHART]

                              Fund:                     Fund
                            INVESTOR                  Category:
                             SHARES      Benchmark:  MORNINGSTAR
                         Ticker Symbol:  S&P 500(R)   LARGE-CAP
                             SWDIX         INDEX       VALUE
6 MONTHS                     10.11%         9.64%       11.41%
1 YEAR                       13.79%        15.42%       16.81%
SINCE INCEPTION: 9/2/03      16.46%        12.30%       14.21%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN PERFORMANCE DATA QUOTED. TO OBTAIN PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH END, PLEASE VISIT WWW.SCHWAB.COM/SCHWABFUNDS.

PERFORMANCE OF A HYPOTHETICAL $10,000 INVESTMENT 1

This graph shows performance since inception of a hypothetical $10,000 investment in the fund's Investor Shares, compared with a similar investment in a benchmark.

$15,019  INVESTOR SHARES

$13,630  S&P 500(R) INDEX

[LINE GRAPH]

               INVESTOR      S&P 500(R)
                SHARES         INDEX
02-Sep-03      $10,000        $10,000
30-Sep-03       $9,900         $9,894
31-Oct-03      $10,600        $10,454
30-Nov-03      $10,850        $10,546
31-Dec-03      $11,417        $11,099
31-Jan-04      $11,559        $11,303
29-Feb-04      $11,851        $11,460
31-Mar-04      $11,860        $11,287
30-Apr-04      $11,667        $11,110
31-May-04      $11,820        $11,262
30-Jun-04      $12,025        $11,480
31-Jul-04      $11,902        $11,100
31-Aug-04      $12,220        $11,145
30-Sep-04      $12,299        $11,265
31-Oct-04      $12,402        $11,437
30-Nov-04      $12,957        $11,901
31-Dec-04      $13,312        $12,305
31-Jan-05      $13,081        $12,005
28-Feb-05      $13,458        $12,257
31-Mar-05      $13,356        $12,040
30-Apr-05      $13,198        $11,811
31-May-05      $13,451        $12,187
30-Jun-05      $13,537        $12,204
31-Jul-05      $13,994        $12,658
31-Aug-05      $13,888        $12,543
30-Sep-05      $13,991        $12,645
31-Oct-05      $13,640        $12,433
30-Nov-05      $13,991        $12,903
31-Dec-05      $14,002        $12,907
31-Jan-06      $14,305        $13,249
28-Feb-06      $14,620        $13,285
31-Mar-06      $14,681        $13,450
30-Apr-06      $15,019        $13,630

  All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

1 Fund expenses have been partially absorbed by CSIM and Schwab. Without these reductions, the fund's returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

2 Source for category information: Morningstar, Inc.


                                                   Schwab Active Equity Funds 15

SCHWAB DIVIDEND EQUITY FUND

SELECT SHARES(R) PERFORMANCE as of 4/30/06

AVERAGE ANNUAL TOTAL RETURNS 1, 2

This chart compares performance of the fund's Select Shares with a benchmark and the fund's Morningstar category.

[BAR CHART]

                              Fund:                     Fund
                             SELECT                   Category:
                             SHARES      Benchmark:  MORNINGSTAR
                         Ticker Symbol:  S&P 500(R)   LARGE-CAP
                             SWDSX         INDEX       VALUE
6 MONTHS                     10.22%         9.64%       11.41%
1 YEAR                       13.99%        15.42%       16.81%
SINCE INCEPTION: 9/2/03      16.61%        12.31%       14.21%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN PERFORMANCE DATA QUOTED. TO OBTAIN PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH END, PLEASE VISIT WWW.SCHWAB.COM/SCHWABFUNDS.

PERFORMANCE OF A HYPOTHETICAL $50,000 INVESTMENT 1

This graph shows performance since inception of a hypothetical $50,000 investment (the minimum investment for this share class) in the fund's Select Shares, compared with a similar investment in a benchmark.

$75,340  SELECT SHARES

$68,150  S&P 500(R) INDEX

[LINE GRAPH]

               SELECT      S&P 500(R)
               SHARES        INDEX
02-Sep-03      $50,000       $50,000
30-Sep-03      $49,500       $49,470
31-Oct-03      $53,000       $52,270
30-Nov-03      $54,250       $52,730
31-Dec-03      $57,085       $55,493
31-Jan-04      $57,795       $56,514
29-Feb-04      $59,255       $57,300
31-Mar-04      $59,300       $56,434
30-Apr-04      $58,335       $55,548
31-May-04      $59,100       $56,309
30-Jun-04      $60,140       $57,402
31-Jul-04      $59,525       $55,502
31-Aug-04      $61,165       $55,724
30-Sep-04      $61,530       $56,326
31-Oct-04      $62,045       $57,187
30-Nov-04      $64,875       $59,504
31-Dec-04      $66,640       $61,527
31-Jan-05      $65,480       $60,025
28-Feb-05      $67,375       $61,286
31-Mar-05      $66,885       $60,201
30-Apr-05      $66,095       $59,057
31-May-05      $67,360       $60,935
30-Jun-05      $67,815       $61,021
31-Jul-05      $70,100       $63,291
31-Aug-05      $69,620       $62,715
30-Sep-05      $70,115       $63,223
31-Oct-05      $68,350       $62,167
30-Nov-05      $70,115       $64,517
31-Dec-05      $70,205       $64,536
31-Jan-06      $71,725       $66,246
28-Feb-06      $73,250       $66,425
31-Mar-06      $73,590       $67,249
30-Apr-06      $75,340       $68,150

  All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

1 Fund expenses have been partially absorbed by CSIM and Schwab. Without these reductions, the fund's returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

2 Source for category information: Morningstar, Inc.


16 Schwab Active Equity Funds

SCHWAB DIVIDEND EQUITY FUND

FUND FACTS as of 4/30/06

STYLE ASSESSMENT 1

[GRAPHIC]

                      INVESTMENT STYLE
                Value      Blend      Growth
MARKET CAP
  Large          /X/        / /         / /
  Medium         / /        / /         / /
  Small          / /        / /         / /

STATISTICS

NUMBER OF HOLDINGS                                                         110
--------------------------------------------------------------------------------
WEIGHTED AVERAGE MARKET CAP ($ x 1,000,000)                              $53,518
--------------------------------------------------------------------------------
PRICE/EARNINGS RATIO (P/E)                                                16.6
--------------------------------------------------------------------------------
PRICE/BOOK RATIO (P/B)                                                     2.8
--------------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE 2                                                  24%
--------------------------------------------------------------------------------
SEC YIELD 3
 Investor Shares                                                          1.58%
 Select Shares                                                            1.73%
--------------------------------------------------------------------------------
MINIMUM INITIAL INVESTMENT 4
  Investor Shares                                                        $2,500
    ($1,000 for retirement, education and custodial accounts)
  Select Shares                                                          $50,000
--------------------------------------------------------------------------------

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN PERFORMANCE DATA QUOTED. TO OBTAIN PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH END, PLEASE VISIT WWW.SCHWAB.COM/SCHWABFUNDS.

TOP HOLDINGS 5

                                                                         % OF
SECURITY                                                              NET ASSETS
--------------------------------------------------------------------------------
 (1) LOCKHEED MARTIN CORP.                                                2.2%
--------------------------------------------------------------------------------
 (2) REYNOLDS AMERICAN, INC.                                              2.1%
--------------------------------------------------------------------------------
 (3) NEWELL RUBBERMAID, INC.                                              2.0%
--------------------------------------------------------------------------------
 (4) RAYTHEON CO.                                                         1.9%
--------------------------------------------------------------------------------
 (5) LINCOLN NATIONAL CORP.                                               1.9%
--------------------------------------------------------------------------------
 (6) AON CORP.                                                            1.9%
--------------------------------------------------------------------------------
 (7) EXXON MOBIL CORP.                                                    1.8%
--------------------------------------------------------------------------------
 (8) JPMORGAN CHASE & CO.                                                 1.8%
--------------------------------------------------------------------------------
 (9) CITIGROUP, INC.                                                      1.6%
--------------------------------------------------------------------------------
(10) MERCK & CO., INC.                                                    1.6%
--------------------------------------------------------------------------------
     TOTAL                                                               18.8%

SECTOR WEIGHTINGS % of Investments

This chart shows the fund's sector composition as of the report date. A sector is a portion of the overall stock market that is made up of industries whose business components share similar characteristics.

[PIE CHART]

29.5%  FINANCIALS

14.8%  INDUSTRIALS

11.3%  CONSUMER STAPLES

 7.8%  INFORMATION TECHNOLOGY

 7.6%  UTILITIES

 7.4%  HEALTH CARE

 6.6%  TELECOMMUNICATION
       SERVICES

 6.3%  MATERIALS

 4.8%  ENERGY

 3.8%  CONSUMER DISCRETIONARY

 0.1%  OTHER

  Portfolio holdings may have changed since the report date.

  Source of Sector Classification: S&P and MSCI.

1 Source: Morningstar, Inc. This style assessment is the result of evaluating the fund based on a ten-factor model for value and growth characteristics. The fund's market capitalization placement is determined by the geometric mean of its holdings' market capitalizations. The assessment reflects the fund's portfolio as of 4/30/06, which may have changed since then, and is not a precise indication of risk or performance--past, present, or future.

2 Not annualized.

3 Fund expenses have been partially absorbed by CSIM and Schwab. The yield does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.

4 Please see prospectus for further detail and eligibility requirements.

5 This list is not a recommendation of any security by the investment adviser.


                                                   Schwab Active Equity Funds 17

SCHWAB LARGE-CAP GROWTH FUND(TM)

INVESTOR SHARES PERFORMANCE as of 4/30/06

TOTAL RETURNS 1, 2

This chart compares performance of the fund's Investor Shares with its benchmark and Morningstar category.

[BAR CHART]

                               Fund:                          Fund
                             INVESTOR        Benchmark:     Category:
                              SHARES           RUSSELL     MORNINGSTAR
                           Ticker Symbol:      1000(R)      LARGE-CAP
                              SWLNX         GROWTH INDEX     GROWTH
6 MONTHS                       8.25%          7.06%           8.64%
SINCE INCEPTION: 10/3/05       5.32%          6.02%           7.37%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN PERFORMANCE DATA QUOTED. TO OBTAIN PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH END, PLEASE VISIT WWW.SCHWAB.COM/SCHWABFUNDS.

PERFORMANCE OF A HYPOTHETICAL $10,000 INVESTMENT 1

This graph shows performance since inception of a hypothetical $10,000 investment in the fund's Investor Shares, compared with a similar investment in its benchmark.

$10,532  INVESTOR SHARES

$10,602  RUSSELL 1000(R) GROWTH INDEX

[LINE GRAPH]

                   INVESTOR        RUSSELL 1000(R)
                    SHARES          GROWTH INDEX
03-Oct-05           $10,000            $10,000
31-Oct-05            $9,730             $9,903
30-Nov-05           $10,190            $10,330
31-Dec-05           $10,182            $10,298
31-Jan-06           $10,482            $10,479
28-Feb-06           $10,462            $10,462
31-Mar-06           $10,602            $10,617
30-Apr-06           $10,532            $10,602

  All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

1 Fund expenses have been partially absorbed by CSIM and Schwab. Without these reductions, the fund's returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

2 Source for category information: Morningstar, Inc.


18 Schwab Active Equity Funds

SCHWAB LARGE-CAP GROWTH FUND

SELECT SHARES(R) PERFORMANCE as of 4/30/06

TOTAL RETURNS 1, 2

This chart compares performance of the fund's Select Shares with its benchmark and Morningstar category.

[BAR CHART]

                               Fund:                       Fund
                              SELECT       Benchmark:    Category:
                              SHARES        RUSSELL     MORNINGSTAR
                          Ticker Symbol:    1000(R)      LARGE-CAP
                              SWLSX       GROWTH INDEX    GROWTH
6 MONTHS                      8.29%          7.06%         8.64%
SINCE INCEPTION: 10/3/05      5.36%          6.02%         7.37%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN PERFORMANCE DATA QUOTED. TO OBTAIN PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH END, PLEASE VISIT WWW.SCHWAB.COM/SCHWABFUNDS.

PERFORMANCE OF A HYPOTHETICAL $50,000 INVESTMENT 1

This graph shows performance since inception of a hypothetical $50,000 investment (the minimum investment for this share class) in the fund's Select Shares, compared with a similar investment in its benchmark.

$52,680  SELECT SHARES

$53,009  RUSSELL 1000(R) GROWTH INDEX

[LINE GRAPH]

                  SELECT          RUSSELL 1000(R)
                  SHARES           GROWTH INDEX
03-Oct-05         $50,000             $50,000
31-Oct-05         $48,650             $49,515
30-Nov-05         $50,950             $51,649
31-Dec-05         $50,930             $51,489
31-Jan-06         $52,430             $52,395
28-Feb-06         $52,380             $52,311
31-Mar-06         $53,030             $53,084
30-Apr-06         $52,680             $53,009

  All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

1 Fund expenses have been partially absorbed by CSIM and Schwab. Without these reductions, the fund's returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

2 Source for category information: Morningstar, Inc.


                                                   Schwab Active Equity Funds 19

SCHWAB LARGE-CAP GROWTH FUND

FUND FACTS as of 4/30/06

STYLE ASSESSMENT 1

[GRAPHIC]

                      INVESTMENT STYLE
                Value      Blend      Growth
MARKET CAP
  Large          / /        / /         /X/
  Medium         / /        / /         / /
  Small          / /        / /         / /

STATISTICS

NUMBER OF HOLDINGS                                                          83
--------------------------------------------------------------------------------
WEIGHTED AVERAGE MARKET CAP ($ x 1,000,000)                              $43,591
--------------------------------------------------------------------------------
PRICE/EARNINGS RATIO (P/E)                                                 22.1
--------------------------------------------------------------------------------
PRICE/BOOK RATIO (P/B)                                                     4.5
--------------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE 2                                                  34%
--------------------------------------------------------------------------------
MINIMUM INITIAL INVESTMENT 3
 Investor Shares                                                         $2,500
   ($1,000 for retirement, education and custodial accounts)
 Select Shares                                                           $50,000
--------------------------------------------------------------------------------

TOP HOLDINGS 4

                                                                         % OF
SECURITY                                                              NET ASSETS
--------------------------------------------------------------------------------
 (1) INTERNATIONAL BUSINESS MACHINES CORP.                               5.0%
--------------------------------------------------------------------------------
 (2) LOCKHEED MARTIN CORP.                                               4.9%
--------------------------------------------------------------------------------
 (3) BECTON DICKINSON & CO.                                              4.1%
--------------------------------------------------------------------------------
 (4) EXPRESS SCRIPTS, INC.                                               2.9%
--------------------------------------------------------------------------------
 (5) EXXON MOBIL CORP.                                                   2.9%
--------------------------------------------------------------------------------
 (6) GENERAL DYNAMICS CORP.                                              2.9%
--------------------------------------------------------------------------------
 (7) GLOBAL PAYMENTS, INC.                                               2.9%
--------------------------------------------------------------------------------
 (8) FREEPORT-MCMORAN COPPER & GOLD, INC.,
     Class B                                                             2.5%
--------------------------------------------------------------------------------
 (9) GILEAD SCIENCES, INC.                                               2.4%
--------------------------------------------------------------------------------
(10) FEDERATED INVESTORS, INC., Class B                                  2.4%
--------------------------------------------------------------------------------
     TOTAL                                                              32.9%

SECTOR WEIGHTINGS % of Investments

This chart shows the fund's sector composition as of the report date. A sector is a portion of the overall stock market that is made up of industries whose business components share similar characteristics.

[PIE CHART]

28.3%  INFORMATION TECHNOLOGY

21.0%  HEALTH CARE

14.4%  INDUSTRIALS

13.3%  FINANCIALS

 8.0%  CONSUMER DISCRETIONARY

 5.8%  MATERIALS

 3.5%  CONSUMER STAPLES

 2.9%  ENERGY

 1.9%  UTILITIES

 0.4%  TELECOMMUNICATION
       SERVICES

 0.5%  OTHER

  Portfolio holdings may have changed since the report date.

  Source of Sector Classification: S&P and MSCI.

1 Source: Morningstar, Inc. This style assessment is the result of evaluating the fund based on a ten-factor model for value and growth characteristics. The fund's market capitalization placement is determined by the geometric mean of its holdings' market capitalizations. The assessment reflects the fund's portfolio as of 4/30/06, which may have changed since then, and is not a precise indication of risk or performance--past, present, or future.

2 Not annualized.

3 Please see prospectus for further detail and eligibility requirements.

4 This list is not a recommendation of any security by the investment adviser.


20 Schwab Active Equity Funds

SCHWAB SMALL-CAP EQUITY FUND(TM)

INVESTOR SHARES PERFORMANCE as of 4/30/06

AVERAGE ANNUAL TOTAL RETURNS 1, 2

This chart compares performance of the fund's Investor Shares with its benchmark and Morningstar category.

[BAR CHART]

                               Fund:                         Fund
                             INVESTOR      Benchmark:      Category:
                              SHARES          S&P         MORNINGSTAR
                          Ticker Symbol:    SMALLCAP       SMALL-CAP
                              SWSIX        600 INDEX         BLEND
6 MONTHS                       15.39%        16.92%          18.15%
1 YEAR                         37.94%        31.39%          31.47%
SINCE INCEPTION: 7/1/03        28.84%        23.79%          22.45%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN PERFORMANCE DATA QUOTED. TO OBTAIN PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH END, PLEASE VISIT WWW.SCHWAB.COM/SCHWABFUNDS.

PERFORMANCE OF A HYPOTHETICAL $10,000 INVESTMENT 1

This graph shows performance since inception of a hypothetical $10,000 investment in the fund's Investor Shares, compared with a similar investment in its benchmark.

$20,514  INVESTOR SHARES

$18,313  S&P SMALLCAP 600 INDEX

[LINE GRAPH]

                                S&P
               INVESTOR      SMALLCAP
                SHARES       600 INDEX
01-Jul-03       $10,000      $10,000
31-Jul-03       $10,590      $10,520
31-Aug-03       $10,920      $11,032
30-Sep-03       $10,800      $10,708
31-Oct-03       $11,810      $11,636
30-Nov-03       $12,370      $12,076
31-Dec-03       $12,749      $12,290
31-Jan-04       $13,238      $12,644
29-Feb-04       $13,523      $12,887
31-Mar-04       $13,706      $13,054
30-Apr-04       $13,238      $12,621
31-May-04       $13,289      $12,814
30-Jun-04       $14,194      $13,524
31-Jul-04       $13,472      $12,783
31-Aug-04       $13,279      $12,670
30-Sep-04       $13,981      $13,338
31-Oct-04       $14,377      $13,587
30-Nov-04       $15,558      $14,749
31-Dec-04       $15,810      $15,074
31-Jan-05       $15,539      $14,733
28-Feb-05       $15,969      $15,156
31-Mar-05       $15,957      $14,763
30-Apr-05       $14,872      $13,938
31-May-05       $16,161      $14,861
30-Jun-05       $16,885      $15,344
31-Jul-05       $17,982      $16,267
31-Aug-05       $17,835      $16,028
30-Sep-05       $17,869      $16,169
31-Oct-05       $17,778      $15,663
30-Nov-05       $18,570      $16,382
31-Dec-05       $18,482      $16,231
31-Jan-06       $19,527      $17,590
28-Feb-06       $19,608      $17,458
31-Mar-06       $20,293      $18,315
30-Apr-06       $20,514      $18,313

  All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

1 Fund expenses have been partially absorbed by CSIM and Schwab. Without these reductions, the fund's returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

2 Source for category information: Morningstar, Inc.


                                                   Schwab Active Equity Funds 21

SCHWAB SMALL-CAP EQUITY FUND

SELECT SHARES(R) PERFORMANCE as of 4/30/06

AVERAGE ANNUAL TOTAL RETURNS 1, 2

This chart compares performance of the fund's Select Shares with its benchmark and Morningstar category.

[BAR CHART]

                              Fund:                     Fund
                             SELECT      Benchmark:   Category:
                             SHARES         S&P      MORNINGSTAR
                         Ticker Symbol:   SMALLCAP    SMALL-CAP
                              SWSCX      600 INDEX      BLEND
6 MONTHS                     15.50%        16.92%       18.15%
1 YEAR                       38.18%        31.39%       31.47%
SINCE INCEPTION: 7/1/03      29.04%        23.78%       22.45%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN PERFORMANCE DATA QUOTED. TO OBTAIN PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH END, PLEASE VISIT WWW.SCHWAB.COM/SCHWABFUNDS.

PERFORMANCE OF A HYPOTHETICAL $50,000 INVESTMENT 1

This graph shows performance since inception of a hypothetical $50,000 investment (the minimum investment for this share class) in the fund's Select Shares, compared with a similar investment in its benchmark.

$103,035  SELECT SHARES

 $91,566  S&P SMALLCAP 600 INDEX

[LINE GRAPH]

                               S&P
                SELECT       SMALLCAP
                SHARES       600 INDEX
01-Jul-03       $50,000       $50,000
31-Jul-03       $52,950       $52,600
31-Aug-03       $54,600       $55,162
30-Sep-03       $54,000       $53,540
31-Oct-03       $59,050       $58,182
30-Nov-03       $61,900       $60,381
31-Dec-03       $63,800       $61,450
31-Jan-04       $66,240       $63,220
29-Feb-04       $67,665       $64,433
31-Mar-04       $68,580       $65,271
30-Apr-04       $66,240       $63,104
31-May-04       $66,545       $64,069
30-Jun-04       $71,075       $67,619
31-Jul-04       $67,460       $63,913
31-Aug-04       $66,495       $63,351
30-Sep-04       $70,055       $66,690
31-Oct-04       $72,040       $67,937
30-Nov-04       $77,940       $73,745
31-Dec-04       $79,255       $75,368
31-Jan-05       $77,840       $73,664
28-Feb-05       $80,045       $75,779
31-Mar-05       $79,990       $73,816
30-Apr-05       $74,560       $69,690
31-May-05       $81,065       $74,303
30-Jun-05       $84,680       $76,718
31-Jul-05       $90,220       $81,336
31-Aug-05       $89,485       $80,141
30-Sep-05       $89,655       $80,846
31-Oct-05       $89,205       $78,315
30-Nov-05       $93,215       $81,910
31-Dec-05       $92,810       $81,156
31-Jan-06       $98,040       $87,949
28-Feb-06       $98,445       $87,290
31-Mar-06      $101,930       $91,576
30-Apr-06      $103,035       $91,566

  All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

1 Fund expenses have been partially absorbed by CSIM and Schwab. Without these reductions, the fund's returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

2 Source for category information: Morningstar, Inc.


22 Schwab Active Equity Funds

SCHWAB SMALL-CAP EQUITY FUND

FUND FACTS as of 4/30/06

STYLE ASSESSMENT 1

[GRAPHIC]

                      INVESTMENT STYLE
                Value      Blend      Growth
MARKET CAP
  Large          / /        / /         / /
  Medium         / /        / /         / /
  Small          / /        /X/         / /

STATISTICS

NUMBER OF HOLDINGS                                                         142
--------------------------------------------------------------------------------
WEIGHTED AVERAGE MARKET CAP ($ x 1,000,000)                              $1,617
--------------------------------------------------------------------------------
PRICE/EARNINGS RATIO (P/E)                                                 26.1
--------------------------------------------------------------------------------
PRICE/BOOK RATIO (P/B)                                                     2.4
--------------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE 2                                                  42%
--------------------------------------------------------------------------------
MINIMUM INITIAL INVESTMENT 3
  Investor Shares                                                        $2,500
    ($1,000 for retirement, education and custodial accounts)
  Select Shares                                                          $50,000
--------------------------------------------------------------------------------

TOP HOLDINGS 4

                                                                         % OF
SECURITY                                                              NET ASSETS
--------------------------------------------------------------------------------
(1)  ALLETE, INC.                                                         3.0%
--------------------------------------------------------------------------------
(2)  VERITAS DGC, INC.                                                    2.8%
--------------------------------------------------------------------------------
(3)  EMCOR GROUP, INC.                                                    2.6%
--------------------------------------------------------------------------------
(4)  GREIF, INC., Class A                                                 2.6%
--------------------------------------------------------------------------------
(5)  HAEMONETICS CORP.                                                    2.5%
--------------------------------------------------------------------------------
(6)  SIERRA HEALTH SERVICES, INC.                                         2.4%
--------------------------------------------------------------------------------
(7)  EDUCATION MANAGEMENT CORP.                                           2.4%
--------------------------------------------------------------------------------
(8)  A.O. SMITH CORP.                                                     2.3%
--------------------------------------------------------------------------------
(9)  THE MEN'S WEARHOUSE, INC.                                            2.3%
--------------------------------------------------------------------------------
(10) INVESTMENT TECHNOLOGY GROUP, INC.                                    2.2%
--------------------------------------------------------------------------------
     TOTAL                                                               25.1%

SECTOR WEIGHTINGS % of Investments

This chart shows the fund's sector composition as of the report date. A sector is a portion of the overall stock market that is made up of industries whose business components share similar characteristics.

[PIE CHART]

20.5%  INFORMATION TECHNOLOGY

21.0%  INDUSTRIALS

16.2%  CONSUMER DISCRETIONARY

13.5%  FINANCIALS

10.2%  MATERIALS

 9.2%  HEALTH CARE

 4.3%  ENERGY

 3.1%  UTILITIES

 0.9%  CONSUMER STAPLES

 0.6%  TELECOMMUNICATION
       SERVICES

 0.5%  OTHER

  Portfolio holdings may have changed since the report date.

  Source of Sector Classification: S&P and MSCI.

1 Source: Morningstar, Inc. This style assessment is the result of evaluating the fund based on a ten-factor model for value and growth characteristics. The fund's market capitalization placement is determined by the geometric mean of its holdings' market capitalizations. The assessment reflects the fund's portfolio as of 4/30/06, which may have changed since then, and is not a precise indication of risk or performance--past, present, or future.

2 Not annualized.

3 Please see prospectus for further detail and eligibility requirements.

4 This list is not a recommendation of any security by the investment adviser.


                                                   Schwab Active Equity Funds 23

SCHWAB HEDGED EQUITY FUND(TM)

INVESTOR SHARES PERFORMANCE as of 4/30/06

AVERAGE ANNUAL TOTAL RETURNS 1, 2

This chart compares performance of the fund's Investor Shares with its benchmark and Morningstar category.

[BAR CHART]

                               Fund:
                             INVESTOR
                              SHARES       Benchmark:   Fund Category:
                          Ticker Symbol:   S&P 500(R)    MORNINGSTAR
                              SWHIX          INDEX        LONG-SHORT
6 MONTHS                       4.10%          9.64%         4.61%
1 YEAR                        11.01%         15.42%         8.24%
SINCE INCEPTION: 3/1/05        9.64%          9.52%         5.84%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN PERFORMANCE DATA QUOTED. TO OBTAIN PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH END, PLEASE VISIT WWW.SCHWAB.COM/SCHWABFUNDS.

PERFORMANCE OF A HYPOTHETICAL $10,000 INVESTMENT 1

This graph shows performance since inception of a hypothetical $10,000 investment in the fund's Investor Shares, compared with a similar investment in its benchmark.

$11,134  INVESTOR SHARES

$11,120  S&P 500(R) INDEX

[LINE GRAPH]

               INVESTOR      S&P 500(R)
                SHARES         INDEX
01-Mar-05       $10,000       $10,000
31-Mar-05        $9,985        $9,823
30-Apr-05       $10,030        $9,636
31-May-05       $10,259        $9,943
30-Jun-05       $10,311        $9,957
31-Jul-05       $10,607       $10,327
31-Aug-05       $10,548       $10,233
30-Sep-05       $10,688       $10,316
31-Oct-05       $10,696       $10,144
30-Nov-05       $10,962       $10,527
31-Dec-05       $11,006       $10,530
31-Jan-06       $11,028       $10,809
28-Feb-06       $11,179       $10,839
31-Mar-06       $11,164       $10,973
30-Apr-06       $11,134       $11,120

  All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

1 Fund expenses have been partially absorbed by CSIM and Schwab. Without these reductions, the fund's returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

2 Source for category information: Morningstar, Inc.


24 Schwab Active Equity Funds

SCHWAB HEDGED EQUITY FUND

SELECT SHARES(R) PERFORMANCE as of 4/30/06

AVERAGE ANNUAL TOTAL RETURNS 1, 2

This chart compares performance of the fund with a benchmark and the fund's Morningstar category.

[BAR CHART]

                              Fund:
                             SELECT
                             SHARES      Benchmark:  Fund Category:
                         Ticker Symbol:  S&P 500(R)   MORNINGSTAR
                             SWHEX         INDEX       LONG-SHORT
6 MONTHS                      4.14%         9.64%        4.61%
1 YEAR                       11.13%        15.42%        8.24%
3 YEARS                      16.09%        14.66%        7.13%
SINCE INCEPTION: 9/3/02      13.28%        12.27%        5.27%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN PERFORMANCE DATA QUOTED. TO OBTAIN PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH END, PLEASE VISIT WWW.SCHWAB.COM/SCHWABFUNDS.

PERFORMANCE OF A HYPOTHETICAL $50,000 INVESTMENT 1

This graph shows performance since inception of a hypothetical $50,000 investment (the minimum investment for this share class) in the fund's Select Shares, compared with a similar investment in its benchmark.

$78,935  SELECT SHARES

$76,380  S&P 500(R) INDEX

[LINE GRAPH]

               SELECT       S&P 500(R)
               SHARES         INDEX
03-Sep-02      $50,000       $50,000
30-Sep-02      $47,700       $44,565
31-Oct-02      $49,200       $48,487
30-Nov-02      $49,400       $51,343
31-Dec-02      $48,750       $48,329
31-Jan-03      $48,100       $47,063
28-Feb-03      $47,700       $46,357
31-Mar-03      $48,550       $46,806
30-Apr-03      $50,450       $50,663
31-May-03      $52,250       $53,333
30-Jun-03      $52,850       $54,016
31-Jul-03      $53,500       $54,966
31-Aug-03      $54,200       $56,038
30-Sep-03      $53,950       $55,444
31-Oct-03      $57,650       $58,582
30-Nov-03      $58,800       $59,098
31-Dec-03      $59,900       $62,195
31-Jan-04      $61,100       $63,339
29-Feb-04      $62,150       $64,219
31-Mar-04      $62,650       $63,250
30-Apr-04      $61,100       $62,257
31-May-04      $62,000       $63,110
30-Jun-04      $64,050       $64,334
31-Jul-04      $62,250       $62,204
31-Aug-04      $61,700       $62,453
30-Sep-04      $63,750       $63,128
31-Oct-04      $65,050       $64,094
30-Nov-04      $68,750       $66,689
31-Dec-04      $70,350       $68,957
31-Jan-05      $69,350       $67,274
28-Feb-05      $70,820       $68,687
31-Mar-05      $70,660       $67,471
30-Apr-05      $71,030       $66,189
31-May-05      $72,600       $68,294
30-Jun-05      $72,970       $68,390
31-Jul-05      $75,120       $70,934
31-Aug-05      $74,700       $70,288
30-Sep-05      $75,745       $70,858
31-Oct-05      $75,800       $69,674
30-Nov-05      $77,685       $72,308
31-Dec-05      $78,025       $72,330
31-Jan-06      $78,185       $74,247
28-Feb-06      $79,255       $74,447
31-Mar-06      $79,095       $75,370
30-Apr-06      $78,935       $76,380

  All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

1 Fund expenses have been partially absorbed by CSIM and Schwab. Without these reductions, the fund's returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

2 Source for category information: Morningstar, Inc.


                                                   Schwab Active Equity Funds 25

SCHWAB HEDGED EQUITY FUND

FUND FACTS as of 4/30/06

TOP LONG HOLDINGS 1

                                                                         % OF
SECURITY                                                              NET ASSETS
--------------------------------------------------------------------------------
(1) NEWELL RUBBERMAID, INC.                                               3.5%
--------------------------------------------------------------------------------
(2) PRINCIPAL FINANCIAL GROUP, INC.                                       3.4%
--------------------------------------------------------------------------------
(3) ARCHER DANIELS MIDLAND CO.                                            3.4%
--------------------------------------------------------------------------------
(4) EXXON MOBIL CORP.                                                     3.4%
--------------------------------------------------------------------------------
(5) AON CORP.                                                             3.4%
--------------------------------------------------------------------------------
    TOTAL                                                                17.1%

TOP SHORT POSITIONS 1

                                                                         % OF
SECURITY                                                              NET ASSETS
--------------------------------------------------------------------------------
(1) ENERGY CONVERSION DEVICES, INC.                                       2.2%
--------------------------------------------------------------------------------
(2) ALPHA NATURAL RESOURCES, INC.                                         2.1%
--------------------------------------------------------------------------------
(3) TAKE-TWO INTERACTIVE SOFTWARE, INC.                                   1.9%
--------------------------------------------------------------------------------
(4) UNITED NATURAL FOODS, INC.                                            1.7%
--------------------------------------------------------------------------------
(5) GAMESTOP CORP., Class A                                               1.6%
--------------------------------------------------------------------------------
    TOTAL                                                                 9.5%

STATISTICS

NUMBER OF HOLDINGS
  Long Holdings                                                            116
  Short Positions                                                           52
--------------------------------------------------------------------------------
WEIGHTED AVERAGE MARKET CAP ($ x 1,000,000)
  Long Holdings                                                          $26,992
  Short Positions                                                         $4,561
--------------------------------------------------------------------------------
PRICE/EARNINGS RATIO (P/E)
  Long Holdings                                                            19.9
  Short Positions                                                         106.6
--------------------------------------------------------------------------------
PRICE/BOOK RATIO (P/B)
  Long Holdings                                                            2.8
  Short Positions                                                          3.2
--------------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE 2                                                  47%
--------------------------------------------------------------------------------
MINIMUM INITIAL INVESTMENT 3
  Investor Shares                                                         $2,500
    ($1,000 for retirement, education and custodial accounts)
  Select Shares                                                          $50,000
--------------------------------------------------------------------------------

  Portfolio holdings may have changed since the report date.

  Source of Sector Classification: S&P and MSCI.

1 This list is not a recommendation of any security by the investment adviser.

2 Not annualized. Short positions have been excluded from the calculation of portfolio turnover because at the time of entering into the short positions, the fund did not intend to hold the positions for more than one year.

3 Please see prospectus for further detail and eligibility requirements.


26 Schwab Active Equity Funds

SCHWAB FINANCIAL SERVICES FUND(TM)

PERFORMANCE as of 4/30/06

AVERAGE ANNUAL TOTAL RETURNS 1, 2

This chart compares performance of the fund with a benchmark and the fund's Morningstar category.

[BAR CHART]

                                          Benchmark:
                              FUND         S&P 1500       Fund Category:
                             Ticker     SUPERCOMPOSITE     MORNINGSTAR
                             Symbol:      FINANCIALS        FINANCIAL
                             SWFFX       SECTOR INDEX        SERVICES
6 MONTHS                     13.03%          13.05%           15.11%
1 YEAR                       29.87%          22.93%           24.25%
5 YEARS                      10.31%           7.42%            9.39%
SINCE INCEPTION: 7/3/00      11.65%           9.67%           12.47%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN PERFORMANCE DATA QUOTED. TO OBTAIN PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH END, PLEASE VISIT WWW.SCHWAB.COM/SCHWABFUNDS.

PERFORMANCE OF A HYPOTHETICAL $10,000 INVESTMENT 1

This graph shows performance since inception of a hypothetical $10,000 investment in the fund, compared with a similar investment in a benchmark and an additional index.

$19,009  FUND

$17,126  S&P 1500 SUPERCOMPOSITE FINANCIALS SECTOR INDEX

 $9,904  S&P 500(R) INDEX

[LINE GRAPH]

                               S&P 1500
                            SUPERCOMPOSITE
                              FINANCIALS        S&P 500(R)
                 FUND        SECTOR INDEX         INDEX
03-Jul-00      $10,000          $10,000          $10,000
31-Jul-00      $10,770          $11,015           $9,844
31-Aug-00      $11,830          $12,059          $10,455
30-Sep-00      $12,050          $12,376           $9,903
31-Oct-00      $11,860          $12,328           $9,862
30-Nov-00      $11,200          $11,627           $9,085
31-Dec-00      $12,136          $12,761           $9,129
31-Jan-01      $11,928          $12,692           $9,453
28-Feb-01      $11,501          $11,898           $8,591
31-Mar-01      $11,023          $11,528           $8,046
30-Apr-01      $11,637          $11,970           $8,672
31-May-01      $12,032          $12,447           $8,730
30-Jun-01      $12,094          $12,479           $8,518
31-Jul-01      $11,761          $12,325           $8,434
31-Aug-01      $11,096          $11,582           $7,906
30-Sep-01      $10,368          $10,916           $7,267
31-Oct-01      $10,139          $10,685           $7,406
30-Nov-01      $10,805          $11,442           $7,974
31-Dec-01      $11,172          $11,736           $8,044
31-Jan-02      $10,919          $11,577           $7,927
28-Feb-02      $10,982          $11,457           $7,774
31-Mar-02      $11,499          $12,195           $8,066
30-Apr-02      $11,351          $11,936           $7,577
31-May-02      $11,362          $11,913           $7,521
30-Jun-02      $10,866          $11,347           $6,986
31-Jul-02      $10,433          $10,471           $6,442
31-Aug-02      $10,549          $10,689           $6,484
30-Sep-02       $9,378           $9,455           $5,779
31-Oct-02       $9,959          $10,256           $6,287
30-Nov-02      $10,212          $10,664           $6,658
31-Dec-02       $9,786          $10,125           $6,267
31-Jan-03       $9,593           $9,951           $6,103
28-Feb-03       $9,379           $9,649           $6,011
31-Mar-03       $9,464           $9,613           $6,069
30-Apr-03      $10,558          $10,747           $6,570
31-May-03      $11,051          $11,332           $6,916
30-Jun-03      $11,136          $11,367           $7,004
31-Jul-03      $11,458          $11,893           $7,128
31-Aug-03      $11,447          $11,800           $7,267
30-Sep-03      $11,597          $11,878           $7,190
31-Oct-03      $12,615          $12,706           $7,596
30-Nov-03      $13,001          $12,720           $7,663
31-Dec-03      $13,260          $13,311           $8,065
31-Jan-04      $13,844          $13,729           $8,213
29-Feb-04      $14,146          $14,111           $8,327
31-Mar-04      $14,071          $13,990           $8,202
30-Apr-04      $13,206          $13,308           $8,073
31-May-04      $13,379          $13,579           $8,183
30-Jun-04      $13,573          $13,657           $8,342
31-Jul-04      $13,379          $13,379           $8,066
31-Aug-04      $13,822          $13,844           $8,098
30-Sep-04      $14,049          $13,755           $8,186
31-Oct-04      $14,179          $13,854           $8,311
30-Nov-04      $14,881          $14,303           $8,648
31-Dec-04      $15,559          $14,898           $8,942
31-Jan-05      $15,011          $14,527           $8,724
28-Feb-05      $14,941          $14,466           $8,907
31-Mar-05      $14,567          $13,951           $8,749
30-Apr-05      $14,637          $13,932           $8,583
31-May-05      $15,221          $14,347           $8,856
30-Jun-05      $15,769          $14,595           $8,868
31-Jul-05      $16,352          $14,877           $9,198
31-Aug-05      $16,224          $14,605           $9,114
30-Sep-05      $16,480          $14,724           $9,188
31-Oct-05      $16,818          $15,148           $9,035
30-Nov-05      $17,577          $15,860           $9,376
31-Dec-05      $17,452          $15,878           $9,379
31-Jan-06      $17,832          $16,086           $9,628
28-Feb-06      $18,421          $16,395           $9,654
31-Mar-06      $18,359          $16,486           $9,773
30-Apr-06      $19,009          $17,126           $9,904

  All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

1 Fund expenses have been partially absorbed by CSIM and Schwab. Without these reductions, the fund's returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

2 Source for category information: Morningstar, Inc.


                                                   Schwab Active Equity Funds 27

SCHWAB FINANCIAL SERVICES FUND

FUND FACTS as of 4/30/06

TOP HOLDINGS 1

                                                                         % OF
SECURITY                                                              NET ASSETS
--------------------------------------------------------------------------------
(1)  KEYCORP.                                                             5.0%
--------------------------------------------------------------------------------
(2)  METLIFE, INC.                                                        5.0%
--------------------------------------------------------------------------------
(3)  PNC FINANCIAL SERVICES GROUP, INC.                                   4.8%
--------------------------------------------------------------------------------
(4)  JPMORGAN CHASE & CO.                                                 4.7%
--------------------------------------------------------------------------------
(5)  PRINCIPAL FINANCIAL GROUP, INC.                                      4.6%
--------------------------------------------------------------------------------
(6)  BANK OF HAWAII CORP.                                                 4.4%
--------------------------------------------------------------------------------
(7)  CAPITAL ONE FINANCIAL CORP.                                          4.2%
--------------------------------------------------------------------------------
(8)  MERRILL LYNCH & CO., INC.                                            4.1%
--------------------------------------------------------------------------------
(9)  LOEWS CORP.                                                          4.1%
--------------------------------------------------------------------------------
(10) PRUDENTIAL FINANCIAL, INC.                                           4.1%
--------------------------------------------------------------------------------
     TOTAL                                                               45.0%

STATISTICS

NUMBER OF HOLDINGS                                                          46
--------------------------------------------------------------------------------
WEIGHTED AVERAGE MARKET CAP ($ x 1,000,000)                              $30,022
--------------------------------------------------------------------------------
PRICE/EARNINGS RATIO (P/E)                                                 15.7
--------------------------------------------------------------------------------
PRICE/BOOK RATIO (P/B)                                                     2.2
--------------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE 2                                                  28%
--------------------------------------------------------------------------------
MINIMUM INITIAL INVESTMENT 3                                              $2,500
  ($1,000 for retirement, education and custodial accounts)
--------------------------------------------------------------------------------

INDUSTRY WEIGHTINGS % of Investments

This chart shows the fund's industry composition as of the report date.

[PIE CHART]

38.6%  DIVERSIFIED FINANCIALS

33.3%  INSURANCE

26.1%  BANKS

 1.2%  REAL ESTATE

 0.8%  OTHER

  Portfolio holdings may have changed since the report date.

  Source of Sector Classification: S&P and MSCI.

1 This list is not a recommendation of any security by the investment adviser.

2 Not annualized.

3 Please see prospectus for further detail and eligibility requirements.


28 Schwab Active Equity Funds

SCHWAB HEALTH CARE FUND(TM)

PERFORMANCE as of 4/30/06

AVERAGE ANNUAL TOTAL RETURNS 1, 2

This chart compares performance of the fund with a benchmark and the fund's Morningstar category.

[BAR CHART]

                                           Benchmark:
                              FUND          S&P 1500            Fund
                             Ticker      SUPERCOMPOSITE        Category:
                             Symbol:       HEALTH CARE       MORNINGSTAR
                             SWHFX         SECTOR INDEX      HEALTH CARE
6 MONTHS                      2.57%           3.10%             4.13%
1 YEAR                       14.21%           3.20%            12.84%
5 YEARS                       9.67%           1.11%             3.34%
SINCE INCEPTION: 7/3/00       6.83%           0.59%             1.56%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN PERFORMANCE DATA QUOTED. TO OBTAIN PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH END, PLEASE VISIT WWW.SCHWAB.COM/SCHWABFUNDS.

PERFORMANCE OF A HYPOTHETICAL $10,000 INVESTMENT 1

This graph shows performance since inception of a hypothetical $10,000 investment in the fund, compared with a similar investment in a benchmark and an additional index.

$14,702  FUND

$10,352  S&P 1500 SUPERCOMPOSITE
         HEALTH CARE SECTOR INDEX

 $9,904  S&P 500(R) INDEX

[LINE GRAPH]

                                S&P 1500
                             SUPERCOMPOSITE
                              HEALTH CARE
                FUND          SECTOR INDEX      S&P 500(R) INDEX
03-Jul-00      $10,000           $10,000            $10,000
31-Jul-00       $9,450            $9,489             $9,844
31-Aug-00       $9,820            $9,669            $10,455
30-Sep-00      $10,160           $10,146             $9,903
31-Oct-00      $10,270           $10,451             $9,862
30-Nov-00      $10,460           $10,793             $9,085
31-Dec-00      $10,905           $11,158             $9,129
31-Jan-01       $9,848           $10,230             $9,453
28-Feb-01       $9,797           $10,234             $8,591
31-Mar-01       $8,892            $9,447             $8,046
30-Apr-01       $9,268            $9,792             $8,672
31-May-01       $9,492            $9,949             $8,730
30-Jun-01       $9,278            $9,605             $8,518
31-Jul-01       $9,594           $10,019             $8,434
31-Aug-01       $9,258            $9,700             $7,906
30-Sep-01       $9,228            $9,729             $7,267
31-Oct-01       $9,146            $9,706             $7,406
30-Nov-01       $9,624           $10,180             $7,974
31-Dec-01       $9,335            $9,918             $8,044
31-Jan-02       $9,111            $9,786             $7,927
28-Feb-02       $8,989            $9,799             $7,774
31-Mar-02       $9,101            $9,868             $8,066
30-Apr-02       $8,582            $9,318             $7,577
31-May-02       $8,389            $9,122             $7,521
30-Jun-02       $7,657            $8,292             $6,986
31-Jul-02       $7,291            $8,088             $6,442
31-Aug-02       $7,433            $8,181             $6,484
30-Sep-02       $6,986            $7,701             $5,779
31-Oct-02       $7,240            $8,127             $6,287
30-Nov-02       $7,342            $8,313             $6,658
31-Dec-02       $7,060            $8,037             $6,267
31-Jan-03       $7,009            $8,013             $6,103
28-Feb-03       $6,825            $7,855             $6,011
31-Mar-03       $7,080            $8,138             $6,069
30-Apr-03       $7,377            $8,423             $6,570
31-May-03       $7,560            $8,651             $6,916
30-Jun-03       $8,030            $9,018             $7,004
31-Jul-03       $8,245            $8,966             $7,128
31-Aug-03       $8,173            $8,675             $7,267
30-Sep-03       $8,276            $8,705             $7,190
31-Oct-03       $8,613            $8,810             $7,596
30-Nov-03       $9,287            $8,978             $7,663
31-Dec-03       $9,655            $9,455             $8,065
31-Jan-04      $10,288            $9,736             $8,213
29-Feb-04      $10,513            $9,822             $8,327
31-Mar-04      $10,871            $9,483             $8,202
30-Apr-04      $10,820            $9,744             $8,073
31-May-04      $10,861            $9,740             $8,183
30-Jun-04      $11,085            $9,748             $8,342
31-Jul-04      $10,452            $9,200             $8,066
31-Aug-04      $10,585            $9,353             $8,098
30-Sep-04      $10,983            $9,226             $8,186
31-Oct-04      $11,014            $9,043             $8,311
30-Nov-04      $11,913            $9,244             $8,648
31-Dec-04      $12,648            $9,771             $8,942
31-Jan-05      $12,597            $9,492             $8,724
28-Feb-05      $12,791            $9,780             $8,907
31-Mar-05      $12,751            $9,738             $8,749
30-Apr-05      $12,873           $10,031             $8,583
31-May-05      $13,384           $10,159             $8,856
30-Jun-05      $13,864           $10,157             $8,868
31-Jul-05      $14,130           $10,395             $9,198
31-Aug-05      $14,334           $10,390             $9,114
30-Sep-05      $14,569           $10,346             $9,188
31-Oct-05      $14,334           $10,041             $9,035
30-Nov-05      $14,937           $10,194             $9,376
31-Dec-05      $15,182           $10,504             $9,379
31-Jan-06      $15,540           $10,694             $9,628
28-Feb-06      $15,458           $10,786             $9,654
31-Mar-06      $15,458           $10,679             $9,773
30-Apr-06      $14,702           $10,352             $9,904

  All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

1 Fund expenses have been partially absorbed by CSIM and Schwab. Without these reductions, the fund's returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

2 Source for category information: Morningstar, Inc.


                                                   Schwab Active Equity Funds 29

SCHWAB HEALTH CARE FUND

FUND FACTS as of 4/30/06

TOP HOLDINGS 1

                                                                         % OF
SECURITY                                                              NET ASSETS
--------------------------------------------------------------------------------
(1)  APPLIED BIOSYSTEMS GROUP - APPLERA CORP.                             4.6%
--------------------------------------------------------------------------------
(2)  BECTON DICKINSON & CO.                                               4.4%
--------------------------------------------------------------------------------
(3)  KING PHARMACEUTICALS, INC.                                           4.3%
--------------------------------------------------------------------------------
(4)  PFIZER, INC.                                                         4.3%
--------------------------------------------------------------------------------
(5)  MERCK & CO., INC.                                                    4.2%
--------------------------------------------------------------------------------
(6)  SIERRA HEALTH SERVICES, INC.                                         4.2%
--------------------------------------------------------------------------------
(7)  MCKESSON CORP.                                                       4.1%
--------------------------------------------------------------------------------
(8)  WELLPOINT, INC.                                                      4.1%
--------------------------------------------------------------------------------
(9)  AMERISOURCEBERGEN CORP.                                              4.0%
--------------------------------------------------------------------------------
(10) EXPRESS SCRIPTS, INC.                                                3.9%
--------------------------------------------------------------------------------
     TOTAL                                                               42.1%

STATISTICS

NUMBER OF HOLDINGS                                                         48
--------------------------------------------------------------------------------
WEIGHTED AVERAGE MARKET CAP ($ x 1,000,000)                              $22,104
--------------------------------------------------------------------------------
PRICE/EARNINGS RATIO (P/E)                                                23.6
--------------------------------------------------------------------------------
PRICE/BOOK RATIO (P/B)                                                     3.3
--------------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE 2                                                  43%
--------------------------------------------------------------------------------
MINIMUM INITIAL INVESTMENT 3                                             $2,500
  ($1,000 for retirement, education and custodial accounts)
--------------------------------------------------------------------------------

INDUSTRY WEIGHTINGS % of Investments

This chart shows the fund's industry composition as of the report date.

[PIE CHART]

59.5%  HEALTH CARE EQUIPMENT &
       SERVICES

40.5%  PHARMACEUTICALS &
       BIOTECHNOLOGY

  Portfolio holdings may have changed since the report date.

  Source of Sector Classification: S&P and MSCI.

1 This list is not a recommendation of any security by the investment adviser.

2 Not annualized.

3 Please see prospectus for further detail and eligibility requirements.


30 Schwab Active Equity Funds

SCHWAB TECHNOLOGY FUND(TM)

PERFORMANCE as of 4/30/06

AVERAGE ANNUAL TOTAL RETURNS 1, 2

This chart compares performance of the fund with a benchmark and the fund's Morningstar category.

[BAR CHART]

                                            Benchmark:
                              FUND           S&P 1500            Fund
                             Ticker       SUPERCOMPOSITE       Category:
                             Symbol:        TECHNOLOGY        MORNINGSTAR
                             SWTFX         SECTOR INDEX       TECHNOLOGY
6 MONTHS                      10.45%            8.23%            14.85%
1 YEAR                        28.33%           19.36%            30.95%
5 YEARS                        0.26%           -2.82%            -3.91%
SINCE INCEPTION: 7/3/00      -10.06%          -13.04%           -14.10%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN PERFORMANCE DATA QUOTED. TO OBTAIN PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH END, PLEASE VISIT WWW.SCHWAB.COM/SCHWABFUNDS.

PERFORMANCE OF A HYPOTHETICAL $10,000 INVESTMENT 1

This graph shows performance since inception of a hypothetical $10,000 investment in the fund, compared with a similar investment in a benchmark and an additional index.

$5,390  FUND

$4,430  S&P 1500 SUPERCOMPOSITE
        TECHNOLOGY SECTOR INDEX

$9,904  S&P 500(R) INDEX

[LINE GRAPH]

                                S&P 1500
                            SUPERCOMPOSITE
                              TECHNOLOGY
                 FUND        SECTOR INDEX       S&P 500(R) INDEX
03-Jul-00      $10,000          $10,000              $10,000
31-Jul-00       $9,480           $9,481               $9,844
31-Aug-00      $10,910          $10,594              $10,455
30-Sep-00       $9,220           $8,695               $9,903
31-Oct-00       $8,520           $8,189               $9,862
30-Nov-00       $6,500           $6,477               $9,085
31-Dec-00       $5,940           $5,835               $9,129
31-Jan-01       $6,950           $6,872               $9,453
28-Feb-01       $5,110           $4,993               $8,591
31-Mar-01       $4,420           $4,361               $8,046
30-Apr-01       $5,320           $5,110               $8,672
31-May-01       $5,240           $4,867               $8,730
30-Jun-01       $5,290           $4,925               $8,518
31-Jul-01       $4,850           $4,649               $8,434
31-Aug-01       $4,210           $4,094               $7,906
30-Sep-01       $3,270           $3,279               $7,267
31-Oct-01       $3,860           $3,852               $7,406
30-Nov-01       $4,480           $4,490               $7,974
31-Dec-01       $4,500           $4,425               $8,044
31-Jan-02       $4,560           $4,485               $7,927
28-Feb-02       $4,040           $3,870               $7,774
31-Mar-02       $4,320           $4,140               $8,066
30-Apr-02       $3,840           $3,650               $7,577
31-May-02       $3,670           $3,505               $7,521
30-Jun-02       $3,290           $3,075               $6,986
31-Jul-02       $2,950           $2,781               $6,442
31-Aug-02       $2,880           $2,741               $6,484
30-Sep-02       $2,450           $2,266               $5,779
31-Oct-02       $2,900           $2,754               $6,287
30-Nov-02       $3,310           $3,228               $6,658
31-Dec-02       $2,890           $2,765               $6,267
31-Jan-03       $2,840           $2,719               $6,103
28-Feb-03       $2,860           $2,778               $6,011
31-Mar-03       $2,810           $2,738               $6,069
30-Apr-03       $3,110           $2,989               $6,570
31-May-03       $3,400           $3,255               $6,916
30-Jun-03       $3,430           $3,257               $7,004
31-Jul-03       $3,720           $3,442               $7,128
31-Aug-03       $3,980           $3,657               $7,267
30-Sep-03       $3,890           $3,618               $7,190
31-Oct-03       $4,320           $3,931               $7,596
30-Nov-03       $4,610           $4,001               $7,663
31-Dec-03       $4,590           $4,089               $8,065
31-Jan-04       $5,140           $4,238               $8,213
29-Feb-04       $5,060           $4,100               $8,327
31-Mar-04       $4,860           $3,998               $8,202
30-Apr-04       $4,440           $3,794               $8,073
31-May-04       $4,630           $3,991               $8,183
30-Jun-04       $4,750           $4,095               $8,342
31-Jul-04       $4,300           $3,766               $8,066
31-Aug-04       $4,100           $3,569               $8,098
30-Sep-04       $4,290           $3,679               $8,186
31-Oct-04       $4,420           $3,868               $8,311
30-Nov-04       $4,730           $4,061               $8,648
31-Dec-04       $4,940           $4,181               $8,942
31-Jan-05       $4,580           $3,955               $8,724
28-Feb-05       $4,650           $3,968               $8,907
31-Mar-05       $4,540           $3,873               $8,749
30-Apr-05       $4,200           $3,711               $8,583
31-May-05       $4,680           $4,006               $8,856
30-Jun-05       $4,580           $3,939               $8,868
31-Jul-05       $4,860           $4,179               $9,198
31-Aug-05       $4,920           $4,168               $9,114
30-Sep-05       $5,000           $4,180               $9,188
31-Oct-05       $4,880           $4,093               $9,035
30-Nov-05       $5,220           $4,354               $9,376
31-Dec-05       $5,140           $4,248               $9,379
31-Jan-06       $5,310           $4,414               $9,628
28-Feb-06       $5,240           $4,378               $9,654
31-Mar-06       $5,330           $4,463               $9,773
30-Apr-06       $5,390           $4,430               $9,904

  All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

1 Fund expenses have been partially absorbed by CSIM and Schwab. Without these reductions, the fund's returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

2 Source for category information: Morningstar, Inc.


                                                   Schwab Active Equity Funds 31

SCHWAB TECHNOLOGY FUND

FUND FACTS as of 4/30/06

TOP HOLDINGS 1

                                                                         % OF
SECURITY                                                              NET ASSETS
--------------------------------------------------------------------------------
(1)  INTERNATIONAL BUSINESS MACHINES CORP.                                5.6%
--------------------------------------------------------------------------------
(2)  HEWLETT-PACKARD CO.                                                  5.6%
--------------------------------------------------------------------------------
(3)  TEXAS INSTRUMENTS, INC.                                              5.4%
--------------------------------------------------------------------------------
(4)  MOTOROLA, INC.                                                       4.6%
--------------------------------------------------------------------------------
(5)  COMPUTER SCIENCES CORP.                                              4.4%
--------------------------------------------------------------------------------
(6)  ELECTRONICS DATA SYSTEMS CORP.                                       4.1%
--------------------------------------------------------------------------------
(7)  NATIONAL SEMICONDUCTOR CORP.                                         3.9%
--------------------------------------------------------------------------------
(8)  GLOBAL PAYMENTS, INC.                                                3.6%
--------------------------------------------------------------------------------
(9)  TECH DATA CORP.                                                      3.2%
--------------------------------------------------------------------------------
(10) APPLIED MATERIALS, INC.                                              3.2%
--------------------------------------------------------------------------------
     TOTAL                                                               43.6%

STATISTICS

NUMBER OF HOLDINGS                                                          65
--------------------------------------------------------------------------------
WEIGHTED AVERAGE MARKET CAP ($ x 1,000,000)                              $26,430
--------------------------------------------------------------------------------
PRICE/EARNINGS RATIO (P/E)                                                29.4
--------------------------------------------------------------------------------
PRICE/BOOK RATIO (P/B)                                                     3.0
--------------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE 2                                                  37%
--------------------------------------------------------------------------------
MINIMUM INITIAL INVESTMENT 3                                             $2,500
  ($1,000 for retirement, education and custodial accounts)
--------------------------------------------------------------------------------

INDUSTRY WEIGHTINGS % of Investments

This chart shows the fund's industry composition as of the report date.

[PIE CHART]

40.3%  TECHNOLOGY HARDWARE &
       EQUIPMENT

36.2%  SOFTWARE & SERVICES

23.1%  SEMICONDUCTORS &
       SEMICONDUCTOR EQUIPMENT

 0.4%  OTHER

  Portfolio holdings may have changed since the report date.

  Source of Sector Classification: S&P and MSCI.

1 This list is not a recommendation of any security by the investment adviser.

2 Not annualized.

3 Please see prospectus for further detail and eligibility requirements.


32 Schwab Active Equity Funds

FUND EXPENSES (unaudited)

EXAMPLES FOR A $1,000 INVESTMENT

As a fund shareholder, you incur two types of costs: transaction costs, such as redemption fees; and, ongoing costs, such as management fees, transfer agent and shareholder services fees, and other fund expenses.

The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in a fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six-months beginning November 1, 2005 and held through April 30, 2006, unless noted otherwise.

ACTUAL RETURN lines in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value / $1,000 = 8.6), then multiply the result by the number given for your fund or share class under the heading entitled "Expenses Paid During Period."

HYPOTHETICAL RETURN lines in the table below provide information about hypothetical account values and hypothetical expenses based on a fund's or share class' actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs, such as redemption fees. If these transactional costs were included, your costs would have been higher.

                                                                                ENDING
                                                          BEGINNING          ACCOUNT VALUE             EXPENSES
                                   EXPENSE RATIO 1      ACCOUNT VALUE      (Net of Expenses)      PAID DURING PERIOD 2
                                    (Annualized)          at 11/1/05          at 4/30/06             11/1/05-4/30/06
----------------------------------------------------------------------------------------------------------------------
SCHWAB PREMIER EQUITY FUND(R)

Investor Shares
   Actual Return                        1.19%               $1,000             $1,142.20                 $6.32
   Hypothetical 5% Return               1.19%               $1,000             $1,018.89                 $5.96

Select Shares(R)
   Actual Return                        1.04%               $1,000             $1,041.80                 $5.52
   Hypothetical 5% Return               1.04%               $1,000             $1,019.64                 $5.21
----------------------------------------------------------------------------------------------------------------------
SCHWAB CORE EQUITY FUND(TM)
   Actual Return                        0.75%               $1,000             $1,097.10                 $3.90
   Hypothetical 5% Return               0.75%               $1,000             $1,021.08                 $3.76
----------------------------------------------------------------------------------------------------------------------
SCHWAB DIVIDEND EQUITY FUND(TM)

Investor Shares
   Actual Return                        1.06%               $1,000             $1,101.10                 $5.52
   Hypothetical 5% Return               1.06%               $1,000             $1,019.54                 $5.31

Select Shares
   Actual Return                        0.91%               $1,000             $1,102.20                 $4.74
   Hypothetical 5% Return               0.91%               $1,000             $1,020.28                 $4.56

1 Based on the most recent six-month expense ratio; may differ from the expense ratio provided in Financial Highlights.

2 Expenses for each fund or share class are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by 181 days of the period, and divided by 365 days of the fiscal year.


                                                   Schwab Active Equity Funds 33

FUND EXPENSES continued

                                                                                      ENDING
                                                                BEGINNING          ACCOUNT VALUE             EXPENSES
                                         EXPENSE RATIO 1      ACCOUNT VALUE      (Net of Expenses)      PAID DURING PERIOD 2
                                          (Annualized)          at 11/1/05          at 4/30/06             11/1/05-4/30/06
----------------------------------------------------------------------------------------------------------------------------
SCHWAB LARGE-CAP GROWTH FUND(TM)

 Investor Shares
   Actual Return                              1.20%               $1,000             $1,082.50                 $6.20
   Hypothetical 5% Return                     1.20%               $1,000             $1,018.84                 $6.01

 Select Shares
   Actual Return                              0.99%               $1,000             $1,082.90                 $5.11
   Hypothetical 5% Return                     0.99%               $1,000             $1,019.89                 $4.96
----------------------------------------------------------------------------------------------------------------------------
SCHWAB SMALL-CAP EQUITY FUND(TM)

 Investor Shares
   Actual Return                              1.29%               $1,000             $1,153.90                 $6.89
   Hypothetical 5% Return                     1.29%               $1,000             $1,018.40                 $6.46

 Select Shares
   Actual Return                              1.12%               $1,000             $1,155.00                 $5.98
   Hypothetical 5% Return                     1.12%               $1,000             $1,019.24                 $5.61
----------------------------------------------------------------------------------------------------------------------------
SCHWAB HEDGED EQUITY FUND(TM)

 Investor Shares
   Actual Return                              2.02%               $1,000             $1,041.00                $10.22
   Hypothetical 5% Return                     2.02%               $1,000             $1,014.78                $10.09

 Select Shares
   Actual Return                              1.84%               $1,000             $1,041.40                 $9.31
   Hypothetical 5% Return                     1.84%               $1,000             $1,015.67                 $9.20
----------------------------------------------------------------------------------------------------------------------------
SCHWAB FINANCIAL SERVICES FUND(TM)

   Actual Return                              0.98%               $1,000             $1,130.30                 $5.18
   Hypothetical 5% Return                     0.98%               $1,000             $1,019.93                 $4.91
----------------------------------------------------------------------------------------------------------------------------
SCHWAB HEALTH CARE FUND(TM)

   Actual Return                              0.84%               $1,000             $1,025.70                 $4.22
   Hypothetical 5% Return                     0.84%               $1,000             $1,020.63                 $4.21
----------------------------------------------------------------------------------------------------------------------------
SCHWAB TECHNOLOGY FUND(TM)

   Actual Return                              0.92%               $1,000             $1,104.50                 $4.80
   Hypothetical 5% Return                     0.92%               $1,000             $1,020.23                 $4.61

1 Based on the most recent six-month expense ratio; may differ from the expense ratio provided in Financial Highlights.

2 Expenses for each fund or share class are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by 181 days of the period, and divided by 365 days of the fiscal year.


34 Schwab Active Equity Funds

SCHWAB PREMIER EQUITY FUND(R)

FINANCIAL STATEMENTS

FINANCIAL HIGHLIGHTS

                                               11/1/05-     3/21/05 1-
INVESTOR SHARES                                4/30/06*     10/31/05
--------------------------------------------------------------------------------
PER-SHARE DATA ($)
--------------------------------------------------------------------------------
Net asset value at beginning of period          10.70        10.00
                                               ---------------------------------
Income or loss from investment operations:
    Net investment income                        0.01         0.02
    Net realized and unrealized gains            1.51         0.68
                                               ---------------------------------
    Total income from investment operations      1.52         0.70
                                               ---------------------------------
Less distributions:
    Dividends from net investment income        (0.04)          --
                                               ---------------------------------
Net asset value at end of period                12.18        10.70
                                               ---------------------------------
Total return (%)                                14.22 2       7.00 2

RATIOS/SUPPLEMENTAL DATA (%)
--------------------------------------------------------------------------------
Ratios to average net assets:
    Net operating expenses                       1.19 3       0.78 3
    Gross operating expenses                     1.19 3       1.23 3
    Net investment income                        0.07 3       0.52 3
Portfolio turnover rate                            38 2         33 2
Net assets, end of period ($ x 1,000,000)         699          364

* Unaudited.

1 Commencement of operations.

2 Not annualized.

3 Annualized.


                                                         See financial notes. 35

SCHWAB PREMIER EQUITY FUND

                                               11/1/05-     3/21/05 1-
SELECT SHARES                                  4/30/06*     10/31/05
--------------------------------------------------------------------------------
PER-SHARE DATA ($)
--------------------------------------------------------------------------------
Net asset value at beginning of period          10.71        10.00
                                               ---------------------------------
Income or loss from investment operations:
    Net investment income                        0.01         0.03
    Net realized and unrealized gains            1.51         0.68
                                               ---------------------------------
    Total income from investment operations      1.52         0.71
                                               ---------------------------------
Less distributions:
    Dividends from net investment income        (0.05)          --
                                               ---------------------------------
Net asset value at end of period                12.18        10.71
                                               ---------------------------------
Total return (%)                                14.18 2       7.10 2

RATIOS/SUPPLEMENTAL DATA (%)
--------------------------------------------------------------------------------
Ratios to average net assets:
    Net operating expenses                       1.04 3       0.68 3
    Gross operating expenses                     1.04 3       1.08 3
    Net investment income                        0.23 3       0.63 3
Portfolio turnover rate                            38 2         33 2
Net assets, end of period ($ x 1,000,000)         887          481


* Unaudited.

1 Commencement of operations.

2 Not annualized.

3 Annualized.


36 See financial notes.

SCHWAB PREMIER EQUITY FUND

PORTFOLIO HOLDINGS as of April 30, 2006, (Unaudited)

This section shows all the securities in the fund's portfolio by Industry classification and their value as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at http://www.sec.gov and may be viewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund's most recent Form N-Q is also available by visiting Schwab's website at www.schwab.com/schwabfunds.

                                                          COST          VALUE
HOLDINGS BY CATEGORY                                   ($ x 1,000)   ($ x 1,000)
--------------------------------------------------------------------------------
 98.8%  COMMON STOCK                                     1,400,569    1,567,928

  0.6%  OTHER INVESTMENT
        COMPANIES                                            9,344        9,344
--------------------------------------------------------------------------------
 99.4%  TOTAL INVESTMENTS                                1,409,913    1,577,272

  7.1%  COLLATERAL INVESTED FOR
        SECURITIES ON LOAN                                 112,548      112,548

(6.5)%  OTHER ASSETS AND
        LIABILITIES, NET                                               (103,265)
--------------------------------------------------------------------------------
100.0%  TOTAL NET ASSETS                                              1,586,555

                                                      NUMBER OF        VALUE
SECURITY                                                SHARES       ($ x 1,000)
COMMON STOCK 98.8% OF NET ASSETS

BANKS 3.5%
--------------------------------------------------------------------------------
Bank of Hawaii Corp.                                    251,300           13,648
Comerica, Inc. (a)                                      214,500           12,199
KeyCorp, Inc.                                           435,200           16,633
Wachovia Corp. (a)                                      213,400           12,772
                                                                     -----------
                                                                          55,252
CAPITAL GOODS 7.3%
--------------------------------------------------------------------------------
General Dynamics Corp.                                  233,800           15,342
Lockheed Martin Corp.                                   224,600           17,047
Northrop Grumman Corp.                                  200,400           13,407
Precision Castparts Corp.                               273,000           17,193
Raytheon Co.                                            389,300           17,234
The Boeing Co.                                          210,100           17,533
Thomas & Betts Corp. *                                  322,400           18,361
                                                                     -----------
                                                                         116,117
COMMERCIAL SERVICES & SUPPLIES 2.1%
--------------------------------------------------------------------------------
Equifax, Inc. (a)                                       388,100           14,957
Republic Services, Inc.                                 397,700           17,503
                                                                     -----------
                                                                          32,460
CONSUMER DURABLES & APPAREL 1.2%
--------------------------------------------------------------------------------
Newell Rubbermaid,
  Inc. (a)                                              691,700           18,966

CONSUMER SERVICES 1.1%
--------------------------------------------------------------------------------
International Game
  Technology                                            460,900           17,482

DIVERSIFIED FINANCIALS 9.1%
--------------------------------------------------------------------------------
American Express Co.                                    231,200           12,441
AmeriCredit Corp. (a)*                                  559,900           16,954
Federated Investors,
  Inc., Class B (a)                                     382,400           13,422
Franklin Resources, Inc.                                183,300           17,069
Investment Technology
  Group, Inc. (a)*                                      328,700           17,418
Mellon Financial Corp.                                  450,600           16,956
Merrill Lynch & Co., Inc.                               209,400           15,969
Northern Trust Corp.                                    277,000           16,312
State Street Corp.                                      269,500           17,604
                                                                     -----------
                                                                         144,145
ENERGY 7.4%
--------------------------------------------------------------------------------
Cooper Cameron Corp. *                                  383,200           19,252
Devon Energy Corp.                                      287,800           17,300
Exxon Mobil Corp.                                       280,100           17,669
Pride International, Inc. *                             532,900           18,593
Schlumberger Ltd.                                       150,000           10,371
Valero Energy Corp.                                     248,200           16,068
Veritas DGC, Inc. (a)*                                  379,700           18,195
                                                                     -----------
                                                                         117,448
FOOD, BEVERAGE & TOBACCO 6.2%
--------------------------------------------------------------------------------
Archer-Daniels-Midland Co.                              472,500           17,171
General Mills, Inc.                                     328,600           16,213
PepsiAmericas, Inc.                                     368,000            8,692
Reynolds American, Inc. (a)                             163,100           17,884
Sara Lee Corp.                                          980,200           17,516
The Coca-Cola Co.                                       338,800           14,216
Vector Group Ltd. (a)                                   375,000            6,750
                                                                     -----------
                                                                          98,442


                                                         See financial notes. 37

SCHWAB PREMIER EQUITY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                      NUMBER OF        VALUE
SECURITY                                                SHARES       ($ x 1,000)
HEALTH CARE EQUIPMENT & SERVICES 8.7%
--------------------------------------------------------------------------------
Aetna, Inc.                                             384,620           14,808
AmerisourceBergen Corp.                                 367,900           15,875
Becton Dickinson & Co.                                  259,900           16,384
Cardinal Health, Inc.                                   223,400           15,046
CIGNA Corp.                                             138,800           14,852
Express Scripts, Inc. *                                 181,500           14,182
Haemonetics Corp. *                                     282,000           15,369
McKesson Corp.                                          344,500           16,739
WellPoint, Inc. *                                       205,200           14,569
                                                                     -----------
                                                                         137,824
INSURANCE 9.6%
--------------------------------------------------------------------------------
Hanover Insurance
  Group, Inc.                                           294,300           15,568
Hartford Financial Services
  Group, Inc.                                           174,000           15,996
Loews Corp.                                             164,400           17,451
Metlife, Inc.                                           346,600           18,058
Nationwide Financial
  Services, Inc., Class A                               385,500           16,916
Principal Financial
  Group, Inc. (a)                                       343,900           17,646
Prudential Financial, Inc.                              213,000           16,642
The Chubb Corp.                                         352,800           18,183
W. R. Berkley Corp.                                     420,000           15,716
                                                                     -----------
                                                                         152,176
MATERIALS 5.8%
--------------------------------------------------------------------------------
Crown Holdings, Inc. *                                  853,400           13,680
Greif, Inc., Class A (a)                                202,600           13,124
Martin Marietta Materials, Inc.                         135,400           14,374
Nucor Corp. (a)                                         155,500           16,922
Pactiv Corp. *                                          702,700           17,104
Rohm & Haas Co.                                         338,600           17,133
                                                                     -----------
                                                                          92,337
MEDIA 1.7%
--------------------------------------------------------------------------------
DreamWorks Animation SKG,
  Inc., Class A (a)*                                    467,400           12,666
McGraw-Hill Cos., Inc.                                  266,000           14,806
                                                                     -----------
                                                                          27,472
PHARMACEUTICALS & BIOTECHNOLOGY 3.7%
--------------------------------------------------------------------------------
Applied Biosystems
  Group - Applera Corp.                                 635,700           18,334
Barr Pharmaceuticals, Inc. *                            196,400           11,892
King Pharmaceuticals, Inc. *                            973,400           16,927
Merck & Co., Inc.                                       351,800           12,109
                                                                     -----------
                                                                          59,262
RETAILING 5.0%
--------------------------------------------------------------------------------
IAC/InterActiveCorp. *                                  580,000           16,745
J.C. Penney Co., Inc.                                   279,300           18,283
Nordstrom, Inc. (a)                                     370,900           14,217
Payless Shoesource, Inc. (a)*                           527,800           12,123
The Pantry, Inc. (a)*                                   256,600           16,984
                                                                     -----------
                                                                          78,352
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 4.5%
--------------------------------------------------------------------------------
Applied Materials, Inc.                                 972,700           17,460
Lam Research Corp. (a)*                                 377,100           18,433
National Semiconductor Corp.                            601,800           18,042
Texas Instruments, Inc.                                 508,100           17,636
                                                                     -----------
                                                                          71,571
SOFTWARE & SERVICES 8.4%
--------------------------------------------------------------------------------
Autodesk, Inc. *                                        310,100           13,037
BEA Systems, Inc. *                                   1,243,800           16,480
BMC Software, Inc. *                                    679,500           14,636
Computer Sciences Corp. *                               230,000           13,467
Global Payments, Inc. (a)                               362,400           17,189
Red Hat, Inc. (a)*                                      552,900           16,250
Sybase, Inc. *                                          639,700           13,926
Symantec Corp. *                                        694,100           11,369
Synopsys, Inc. *                                        797,100           17,401
                                                                     -----------
                                                                         133,755
TECHNOLOGY HARDWARE & EQUIPMENT 5.6%
--------------------------------------------------------------------------------
Emulex Corp. *                                          773,500           14,039
Harris Corp.                                            284,300           13,240
Hewlett-Packard Co.                                     527,900           17,141
Motorola, Inc.                                          600,000           12,810
NCR Corp. *                                             401,600           15,823
Tech Data Corp. *                                       432,100           15,867
                                                                     -----------
                                                                          88,920


38 See financial notes.

SCHWAB PREMIER EQUITY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                      NUMBER OF         VALUE
SECURITY                                               SHARES        ($ x 1,000)
TELECOMMUNICATION SERVICES 2.1%
--------------------------------------------------------------------------------
CenturyTel, Inc.                                        451,000           17,003
Crown Castle International
  Corp. *                                               474,200           15,957
                                                                     -----------
                                                                          32,960
TRANSPORTATION 3.1%
--------------------------------------------------------------------------------
AMR Corp. (a)*                                          668,100           16,462
CSX Corp.                                               231,900           15,883
FedEx Corp.                                             150,000           17,269
                                                                     -----------
                                                                          49,614
UTILITIES 2.7%
--------------------------------------------------------------------------------
Allegheny Energy, Inc. *                                433,700           15,453
Edison International                                    407,700           16,475
FirstEnergy Corp.                                       225,700           11,445
                                                                     -----------
                                                                          43,373

OTHER INVESTMENT COMPANIES 0.6% OF NET
ASSETS

State Street Navigator Security
  Lending Prime Portfolio                                 9,344            9,344

END OF INVESTMENTS.

At April 30, 2006 the tax basis cost of the fund's investments was $1,409,913, and the unrealized appreciation and depreciation were $180,844 and ($13,485), respectively, with a net appreciation of $167,359.

COLLATERAL INVESTED FOR SECURITIES ON LOAN 7.1%
OF NET ASSETS

State Street Navigator Security
  Lending Prime Portfolio                               112,548          112,548

END OF COLLATERAL INVESTED FOR SECURITIES ON LOAN.

*   Non-income producing security.
(a) All or a portion of this security is on loan.


                                                         See financial notes. 39

SCHWAB PREMIER EQUITY FUND

Statement of
ASSETS AND LIABILITIES

As of April 30, 2006; unaudited. All numbers are x 1,000 except NAV.

ASSETS
-------------------------------------------------------------------------------------------------
Investments, at value including securities on loan of $110,065 (cost $1,409,913)      $1,577,272
Collateral invested for securities on loan                                               112,548
Receivables:
  Fund shares sold                                                                         3,813
  Dividends                                                                                  631
  Investments sold                                                                         7,203
  Interest                                                                                    61
  Income from securities on loan                                                               6
Prepaid expenses                                                                   +         104
                                                                                   --------------
TOTAL ASSETS                                                                           1,701,638

LIABILITIES
-------------------------------------------------------------------------------------------------
Collateral invested for securities on loan                                               112,548
Payables:
  Investments bought                                                                       1,078
  Transfer agent and shareholder services fees                                                22
  Trustee fees                                                                                 2
  Investment adviser and administrator fees                                                  119
  Fund shares redeemed                                                                     1,197
Accrued expenses                                                                   +         117
                                                                                   --------------
TOTAL LIABILITIES                                                                        115,083

NET ASSETS
-------------------------------------------------------------------------------------------------
TOTAL ASSETS                                                                           1,701,638
TOTAL LIABILITIES                                                                  -     115,083
                                                                                   --------------
NET ASSETS                                                                            $1,586,555

NET ASSETS BY SOURCE
Capital received from investors                                                        1,408,536
Distributions in excess of net investment income                                            (620)
Net realized capital gains                                                                11,280
Net unrealized capital gains                                                             167,359

NET ASSET VALUE  (NAV) BY SHARE CLASS
                                     SHARES
SHARE CLASS      NET ASSETS  /  OUTSTANDING  =     NAV
Investor Shares    $699,132          57,419     $12.18
Select Shares       887,423          72,837     $12.18


40 See financial notes.

SCHWAB PREMIER EQUITY FUND

Statement of
OPERATIONS

For November 1, 2005 through April 30, 2006; unaudited. All numbers are x 1,000.

INVESTMENT INCOME
--------------------------------------------------------------------------------
Dividends                                                                 $7,169
Interest                                                                     174
Securities on loan                                                   +        34
                                                                     -----------
TOTAL INVESTMENT INCOME                                                    7,377

NET REALIZED GAINS AND LOSSES
--------------------------------------------------------------------------------
Net realized gains on investments                                         11,826

NET UNREALIZED GAINS AND LOSSES
--------------------------------------------------------------------------------
Net unrealized gains on investments                                      127,921

EXPENSES
--------------------------------------------------------------------------------
Investment adviser and administrator fees                                  5,199
Transfer agent and shareholder service fees:
  Investor Shares                                                            638
  Select Shares                                                              328
Trustees' fees                                                                 6
Custodian fees                                                                11
Portfolio accounting fees                                                     44
Professional fees                                                             22
Registration fees                                                            149
Shareholder reports                                                           51
Other expenses                                                       +         6
                                                                     -----------
TOTAL EXPENSES                                                             6,454

INCREASE IN NET ASSETS FROM OPERATIONS
--------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                                    7,377
TOTAL EXPENSES                                                       -     6,454
                                                                     -----------
NET INVESTMENT INCOME                                                        923
NET REALIZED GAINS                                                        11,826
NET UNREALIZED GAINS                                                 +   127,921
                                                                     -----------
INCREASE IN NET ASSETS FROM OPERATIONS                                  $140,670

                                                         See financial notes. 41

SCHWAB PREMIER EQUITY FUND

Statements of
CHANGES IN NET ASSETS

For current and prior report periods. All numbers are x 1,000.
Figures for current period are unaudited.

OPERATIONS
--------------------------------------------------------------------------------
                                          11/1/05-4/30/06     3/21/05*-10/31/05
Net investment income                                $923                $2,233
Net realized gains or losses                       11,826                  (546)
Net unrealized gains                      +       127,921                39,438
                                          --------------------------------------
INCREASE IN NET ASSETS FROM OPERATIONS            140,670                41,125

DISTRIBUTIONS PAID
--------------------------------------------------------------------------------
DIVIDENDS FROM NET INVESTMENT INCOME
Investor Shares                                     1,487                    --
Select Shares                             +         2,289                    --
                                          --------------------------------------
TOTAL DIVIDENDS FROM NET INVESTMENT INCOME         $3,776                  $ --

TRANSACTIONS IN FUND SHARES
--------------------------------------------------------------------------------
                                         11/05-4/30/06        3/21/05*-10/31/05
                                       SHARES       VALUE    SHARES       VALUE
SHARES SOLD
Investor Shares                        28,319    $333,095    37,370    $381,553
Select Shares                       +  32,335     381,336    48,755     497,896
                                    --------------------------------------------
TOTAL SHARES SOLD                      60,654    $714,431    86,126    $879,449
SHARES REINVESTED
Investor Shares                           118      $1,352        --        $ --
Select Shares                       +     172       1,981        --          --
                                    --------------------------------------------
TOTAL SHARES REINVESTED                   290      $3,333        --        $ --
SHARES REDEEMED
Investor Shares                        (5,050)   ($59,347)   (3,338)   ($35,148)
Select Shares                       +  (4,591)    (53,895)   (3,834)    (40,287)
                                    --------------------------------------------
TOTAL SHARES REDEEMED                  (9,641)  ($113,242)   (7,172)   ($75,435)

NET TRANSACTIONS IN FUND SHARES        51,303    $604,522    78,953    $804,014

SHARES OUTSTANDING AND NET ASSETS
--------------------------------------------------------------------------------
                                          11/05-4/30/06       3/21/05*-10/31/05
                                       SHARES   NET ASSETS   SHARES   NET ASSETS
Beginning of period                    78,953    $845,139        --        $ --
Total increase                      +  51,303     741,416    78,953     845,139
                                    --------------------------------------------
END OF PERIOD                         130,256  $1,586,555    78,953    $845,139
                                    --------------------------------------------
DISTRIBUTIONS IN EXCESS OF NET
  INVESTMENT INCOME/NET INVESTMENT
  INCOME NOT YET DISTRIBUTED             ($620)     $2,233

* Commencement of operations.


42 See financial notes.

SCHWAB CORE EQUITY FUND(TM)

FINANCIAL STATEMENTS

FINANCIAL HIGHLIGHTS

                                                       11/1/05-   11/1/04-   11/1/03-   11/1/02-   11/1/01-   11/1/00-
                                                       4/30/06*   10/31/05   10/31/04   10/31/03   10/31/02   10/31/01
PER-SHARE DATA ($) 1
Net asset value at beginning of period                  15.81       13.81      12.71      10.89      12.53      18.53
                                                       ---------------------------------------------------------------
Income or loss from investment operations:
  Net investment income                                  0.04        0.13       0.12       0.10       0.08       0.08
  Net realized and unrealized gains or losses            1.49        2.03       1.09       1.79      (1.64)     (4.57)
                                                       ---------------------------------------------------------------
  Total income or loss from investment operations        1.53        2.16       1.21       1.89      (1.56)     (4.49)
Less distributions:
  Dividends from net investment income                  (0.09)      (0.16)     (0.11)     (0.07)     (0.08)     (0.07)
  Distributions from net realized gains                    --          --         --         --         --      (1.44)
                                                       ---------------------------------------------------------------
  Total distributions                                   (0.09)      (0.16)     (0.11)     (0.07)     (0.08)     (1.51)
                                                       ---------------------------------------------------------------
Net asset value at end of period                        17.25       15.81      13.81      12.71      10.89      12.53
                                                       ---------------------------------------------------------------
Total return (%)                                         9.71 2     15.74       9.57      17.54     (12.58)    (25.93)

RATIOS/SUPPLEMENTAL DATA (%) 1
----------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:
  Net operating expenses                                 0.75 3      0.75       0.75       0.75       0.75       0.75
  Gross operating expenses                               0.82 3      0.85       0.88       0.88       0.91       0.88
  Net investment income                                  0.60 3      0.93       0.89       0.94       0.63       0.55
Portfolio turnover rate                                    25 2        48         86         73        114        106
Net assets, end of period ($ x 1,000,000)                 834         547        263        237        179        210

* Unaudited.

1 Prior to June 1, 2002, the fund's day-to-day investment management was handled by a subadviser, Symphony Asset Management LLC.

2 Not annualized.

3 Annualized.


                                                         See financial notes. 43

SCHWAB CORE EQUITY FUND

PORTFOLIO HOLDINGS as of April 30, 2006, (Unaudited)

This section shows all the securities in the fund's portfolio by industry classification and their value as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at http://www.sec.gov and may be viewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund's most recent Form N-Q is also available by visiting Schwab's website at www.schwab.com/schwabfunds.

                                                        COST            VALUE
HOLDINGS BY CATEGORY                                ($ x 1,000)      ($ x 1,000)
--------------------------------------------------------------------------------
 98.1%  COMMON STOCK                                    720,315         817,977

  1.4%  SHORT-TERM
        INVESTMENTS                                      11,517          11,517

   --%  U.S. TREASURY OBLIGATION                            273             273
--------------------------------------------------------------------------------
 99.5%  TOTAL INVESTMENTS                               732,105         829,767

  3.2%  COLLATERAL INVESTED FOR
        SECURITIES ON LOAN                               26,965          26,965

(2.7)%  OTHER ASSETS AND
        LIABILITIES, NET                                                (22,699)
--------------------------------------------------------------------------------
100.0%  TOTAL NET ASSETS                                                834,033

                                                      NUMBER OF         VALUE
SECURITY                                                SHARES       ($ x 1,000)
COMMON STOCK 98.1% OF NET ASSETS

AUTOMOBILES & COMPONENTS 0.1%
--------------------------------------------------------------------------------
Ford Motor Co. (a)                                      125,000              869

BANKS 4.7%
--------------------------------------------------------------------------------
Comerica, Inc. (a)                                      172,500            9,810
KeyCorp, Inc.                                           235,200            8,990
UnionBanCal Corp.                                       290,600           20,368
                                                                     -----------
                                                                          39,168
CAPITAL GOODS 12.7%
--------------------------------------------------------------------------------
Emerson Electric Co. (b)                                 88,800            7,544
General Dynamics Corp.                                   58,400            3,832
Lockheed Martin Corp. (b)                               492,800           37,403
Northrop Grumman Corp.                                   83,000            5,553
Raytheon Co. (b)                                        371,700           16,455
The Boeing Co. (b)                                      424,700           35,441
                                                                     -----------
                                                                         106,228
COMMERCIAL SERVICES & SUPPLIES 0.3%
--------------------------------------------------------------------------------
Equifax, Inc.                                            70,000            2,698

CONSUMER DURABLES & APPAREL 2.7%
--------------------------------------------------------------------------------
Harman International
  Industries, Inc.                                       70,000            6,159
Newell Rubbermaid, Inc. (a)                             488,900           13,406
Nike, Inc., Class B                                      32,900            2,693
Whirlpool Corp.                                           6,800              610
                                                                     -----------
                                                                          22,868
DIVERSIFIED FINANCIALS 7.0%
--------------------------------------------------------------------------------
American Express Co. (b)                                552,000           29,703
AmeriCredit Corp. (a)*                                   87,000            2,634
Franklin Resources, Inc.                                227,600           21,194
Moody's Corp. (b)                                        54,800            3,398
Northern Trust Corp. (b)                                 17,500            1,031
                                                                     -----------
                                                                          57,960
ENERGY 5.9%
--------------------------------------------------------------------------------
Exxon Mobil Corp. (b)                                   639,100           40,314
Pride International, Inc. *                             245,400            8,562
                                                                     -----------
                                                                          48,876
FOOD & STAPLES RETAILING 0.7%
--------------------------------------------------------------------------------
Supervalu, Inc.                                         210,000            6,092

FOOD, BEVERAGE & TOBACCO 5.6%
--------------------------------------------------------------------------------
Archer-Daniels-Midland Co.                              397,000           14,427
General Mills, Inc.                                      34,500            1,702
Reynolds American, Inc. (a)                              70,000            7,676
The Coca-Cola Co. (b)                                   540,500           22,679
                                                                     -----------
                                                                          46,484
HEALTH CARE EQUIPMENT & SERVICES 8.0%
--------------------------------------------------------------------------------
Aetna, Inc. (b)                                         422,800           16,278
AmerisourceBergen Corp.                                 300,600           12,971
Becton Dickinson & Co.                                  122,300            7,710
Cardinal Health, Inc.                                    50,000            3,367
CIGNA Corp.                                             108,200           11,577
Express Scripts, Inc. *                                   4,000              313
McKesson Corp.                                          206,300           10,024
WellPoint, Inc. *                                        68,000            4,828
                                                                     -----------
                                                                          67,068


44 See financial notes.

SCHWAB CORE EQUITY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                      NUMBER OF         VALUE
SECURITY                                                SHARES       ($ x 1,000)
INSURANCE 12.3%
--------------------------------------------------------------------------------
American Financial
  Group, Inc. (a)                                        36,000            1,594
AON Corp. (b)                                            48,000            2,012
CNA Financial Corp. (a)*                                138,500            4,451
Hanover Insurance
  Group, Inc. (a)                                        14,000              741
Loews Corp.                                              88,900            9,437
Metlife, Inc. (b)                                       761,900           39,695
Nationwide Financial
  Services, Inc., Class A (b)                            50,000            2,194
Principal Financial Group, Inc.                         460,600           23,633
Prudential Financial, Inc.                               75,500            5,899
The Chubb Corp.                                         151,800            7,824
W. R. Berkley Corp.                                     138,000            5,164
                                                                     -----------
                                                                         102,644
MATERIALS 4.9%
--------------------------------------------------------------------------------
Crown Holdings, Inc. *                                  338,500            5,426
Monsanto Co.                                             50,000            4,170
Nucor Corp. (a)                                         100,000           10,882
Pactiv Corp. *                                           85,000            2,069
Rohm & Haas Co.                                         360,500           18,241
                                                                     -----------
                                                                          40,788
MEDIA 0.5%
--------------------------------------------------------------------------------
CBS Corp., Class B                                       27,000              688
Time Warner, Inc. (b)                                   125,500            2,184
Viacom, Inc., Class B *                                  27,000            1,075
                                                                     -----------
                                                                           3,947
PHARMACEUTICALS & BIOTECHNOLOGY 3.6%
--------------------------------------------------------------------------------
Applied Biosystems Group -
  Applera Corp. (b)                                     525,000           15,141
King Pharmaceuticals,
  Inc. (b)*                                             630,000           10,955
Merck & Co., Inc.                                        32,100            1,105
PerkinElmer, Inc.                                        63,000            1,351
Pfizer, Inc.                                             65,100            1,649
                                                                     -----------
                                                                          30,201
RETAILING 1.8%
--------------------------------------------------------------------------------
J.C. Penney Co., Inc.                                   197,500           12,928
Office Depot, Inc. *                                     45,900            1,863
                                                                     -----------
                                                                          14,791
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 3.0%
--------------------------------------------------------------------------------
Applied Materials, Inc.                                 758,900           13,622
National Semiconductor Corp.                            182,500            5,472
Texas Instruments, Inc.                                 172,000            5,970
                                                                     -----------
                                                                          25,064
SOFTWARE & SERVICES 6.2%
--------------------------------------------------------------------------------
Autodesk, Inc. (b)*                                     169,000            7,105
BMC Software, Inc. (b)*                                  87,000            1,874
CA, Inc.                                                 11,390              289
Ceridian Corp. *                                         25,500              618
CheckFree Corp. (b)*                                     16,000              862
Citrix Systems, Inc. (b)*                                26,500            1,058
Computer Sciences Corp. *                               247,900           14,514
Electronic Data Systems
  Corp. (b)                                             264,200            7,154
Global Payments, Inc. (a)                                88,000            4,174
McAfee, Inc. *                                          150,500            3,927
Sybase, Inc. (a)(b)*                                     62,200            1,354
Symantec Corp. *                                        211,400            3,463
Synopsys, Inc. (b)*                                     152,500            3,329
The Reynolds & Reynolds
  Co., Class A                                           65,000            1,933
                                                                     -----------
                                                                          51,654
TECHNOLOGY HARDWARE & EQUIPMENT 11.1%
--------------------------------------------------------------------------------
Apple Computer, Inc. *                                  105,400            7,419
Arrow Electronics, Inc. *                                77,000            2,787
Hewlett-Packard Co. (b)                                 879,000           28,541
International Business
  Machines Corp. (b)                                    416,000           34,254
Motorola, Inc.                                          338,900            7,236
NCR Corp. *                                             126,000            4,964
Xerox Corp. (b)*                                        551,700            7,746
                                                                     -----------
                                                                          92,947
TELECOMMUNICATION SERVICES 0.8%
--------------------------------------------------------------------------------
AT&T Corp.                                              157,421            4,126
Citizens Communications Co.                              41,100              546
Verizon Communications, Inc.                             56,300            1,859
                                                                     -----------
                                                                           6,531
TRANSPORTATION 3.4%
--------------------------------------------------------------------------------
CSX Corp. (b)                                           407,500           27,910


                                                         See financial notes. 45

SCHWAB CORE EQUITY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                      NUMBER OF         VALUE
SECURITY                                                SHARES       ($ x 1,000)
UTILITIES 2.8%
--------------------------------------------------------------------------------
Edison International (b)                                376,800           15,226
FirstEnergy Corp.                                       100,000            5,071
The AES Corp. *                                         170,400            2,892
                                                                     -----------
                                                                          23,189

SHORT TERM INVESTMENTS 1.4% OF NET ASSETS

State Street Navigator
   Security Lending Prime
   Portfolio                                             11,517           11,517

SECURITY                                            FACE AMOUNT
   RATE, MATURITY DATE                              ($ x 1,000)
U.S. TREASURY OBLIGATION 0.0% OF NET ASSETS

U.S. Treasury Bills
   4.61%, 06/15/06                                          275              273

END OF INVESTMENTS.

                                                      NUMBER OF         VALUE
SECURITY                                                SHARES       ($ X 1,000)
COLLATERAL INVESTED FOR SECURITIES ON LOAN
3.2% OFF NET ASSETS

State Street Navigator
   Security Lending Prime
   Portfolio                                             26,965           26,965

END OF COLLATERAL INVESTED FOR SECURITIES ON LOAN.

At April 30, 2006 the tax basis cost of the fund's investments was $732,152, and the unrealized gains and losses were $107,650 and ($10,035), respectively, with a net unrealized appreciation of $97,615.

In addition to the above, the fund held the following at 4/30/06. All numbers x $1,000 except number of contracts.

*   Non-income producing security.
(a) All or a portion of this security is on loan.
(b) All or a portion of this security is held as collateral for open futures contracts.

FUTURES CONTRACTS

                                NUMBER OF    CONTRACT    UNREALIZED
                                CONTRACTS      VALUE        GAINS
S&P 500 Index, e-mini, Long,
expires 06/16/06                    70         4,606         70


46 See financial notes.

SCHWAB CORE EQUITY FUND

Statement of
ASSETS AND LIABILITIES

As of April 30, 2006; unaudited. All numbers are x 1,000 except NAV.

ASSETS
--------------------------------------------------------------------------------
Investments, at value including securities on
   loan of $26,362 (cost $732,105)                                      $829,767
Collateral invested for securities on loan                                26,965
Receivables:
   Fund shares sold                                                        4,478
   Dividends                                                                 488
   Due from brokers for futures                                                3
   Interest                                                                   37
   Income from securities on loan                                              1
Prepaid expenses                                                     +        57
                                                                     -----------
TOTAL ASSETS                                                             861,796

LIABILITIES
--------------------------------------------------------------------------------
Collateral invested for securities on loan                                26,965
Payables:
   Transfer agent and shareholder services fees                               17
   Investment adviser and administrator fees                                  32
   Fund shares redeemed                                                      666
Accrued expenses                                                     +        83
                                                                     -----------
TOTAL LIABILITIES                                                         27,763

NET ASSETS
--------------------------------------------------------------------------------
TOTAL ASSETS                                                             861,796
TOTAL LIABILITIES                                                    -    27,763
                                                                     -----------
NET ASSETS                                                              $834,033

NET ASSETS BY SOURCE
Capital received from investors                                          721,945
Net investment income not yet distributed                                    820
Net realized capital gains                                                13,536
Net unrealized capital gains                                              97,732

NET ASSET VALUE  (NAV)

                          SHARES
NET ASSETS     /     OUTSTANDING     =        NAV
$834,033                  48,357           $17.25


                                                         See financial notes. 47

SCHWAB CORE EQUITY FUND

Statement of
OPERATIONS

For November 1, 2005 through April 30, 2006; unaudited. All numbers are x 1,000.

INVESTMENT INCOME
--------------------------------------------------------------------------------
Dividends                                                                 $4,499
Interest                                                                     180
Securities on loan                                                    +        7
                                                                      ----------
TOTAL INVESTMENT INCOME                                                    4,686

NET REALIZED GAINS AND LOSSES
--------------------------------------------------------------------------------
Net realized gains on investments                                         17,099
Net realized gains on futures contracts                               +      309
                                                                      ----------
NET REALIZED GAINS                                                        17,408

NET UNREALIZED GAINS AND LOSSES
--------------------------------------------------------------------------------
Net unrealized gains on investments                                       39,623
Net unrealized gains on futures contracts                             +      102
                                                                      ----------
NET UNREALIZED GAINS                                                      39,725

EXPENSES
--------------------------------------------------------------------------------
Investment adviser and administrator fees                                  1,823
Transfer agent and shareholder service fees                                  867
Trustees' fees                                                                 4
Custodian fees                                                                12
Portfolio accounting fees                                                     29
Professional fees                                                             15
Registration fees                                                             75
Shareholder reports                                                           27
Other expenses                                                        +        4
                                                                      ----------
Total expenses                                                             2,856
Expense reduction                                                     -      255
                                                                      ----------
NET EXPENSES                                                               2,601

INCREASE IN NET ASSETS FROM OPERATIONS
--------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                                    4,686
NET EXPENSES                                                          -    2,601
                                                                      ----------
NET INVESTMENT INCOME                                                      2,085
NET REALIZED GAINS                                                        17,408
NET UNREALIZED GAINS                                                  +   39,725
                                                                      ----------
INCREASE IN NET ASSETS FROM OPERATIONS                                   $59,218


48 See financial notes.

SCHWAB CORE EQUITY FUND

Statements of
CHANGES IN NET ASSETS

For current and prior report periods. All numbers are x 1,000.
Figures for current period are unaudited.

OPERATIONS
--------------------------------------------------------------------------------
                                           11/1/05-4/30/06      11/1/04-10/31/05
Net investment income                               $2,085                $3,489
Net realized gains                                  17,408                14,710
Net unrealized gains                       +        39,725                28,266
                                           -------------------------------------
INCREASE IN NET ASSETS FROM OPERATIONS              59,218                46,465

DISTRIBUTIONS PAID
--------------------------------------------------------------------------------
DIVIDENDS FROM NET INVESTMENT INCOME                $3,509                $3,112

TRANSACTIONS IN FUND SHARES
--------------------------------------------------------------------------------
                                            11/1/05-4/30/06   11/1/04-10/31/05
                                           SHARES      VALUE  SHARES      VALUE
Shares Sold                                17,131   $288,328  19,737   $304,359
Shares Reinvested                             182      3,034     184      2,745
Shares Redeemed                          + (3,546)   (59,872) (4,354)   (66,406)
                                         ---------------------------------------
NET TRANSACTIONS IN FUND
SHARES                                     13,767   $231,490  15,567   $240,698

SHARES OUTSTANDING AND NET ASSETS
--------------------------------------------------------------------------------
                                            11/1/05-4/30/06   11/1/04-10/31/05
                                           SHARES NET ASSETS  SHARES NET ASSETS
Beginning of period                        34,590   $546,834  19,023   $262,783
Total increase                           + 13,767    287,199  15,567    284,051
                                         ---------------------------------------
END OF PERIOD                              48,357   $834,033  34,590   $546,834
                                         ---------------------------------------
NET INVESTMENT INCOME NOT YET DISTRIBUTED               $820             $2,244


                                                         See financial notes. 49

SCHWAB DIVIDEND EQUITY FUND(TM)

FINANCIAL STATEMENTS

FINANCIAL HIGHLIGHTS

                                              11/1/05-    11/1/04-    11/1/03-    9/2/03 1-
INVESTOR SHARES                               4/30/06*    10/31/05    10/31/04    10/31/03
-----------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)
-----------------------------------------------------------------------------------------------------------
Net asset value at beginning of period          12.80       12.06       10.60       10.00
                                              -------------------------------------------------------------
Income from investment operations:
   Net investment income                         0.12        0.26        0.29        0.05
   Net realized and unrealized gains             1.16        0.93        1.49        0.55
                                              -------------------------------------------------------------
   Total income from investment operations       1.28        1.19        1.78        0.60
Less distributions:
   Dividends from net investment income         (0.13)      (0.26)      (0.32)         --
   Distributions from net realized gains        (0.16)      (0.19)         --          --
                                              -------------------------------------------------------------
   Total distributions                          (0.29)      (0.45)      (0.32)         --
                                              -------------------------------------------------------------
Net asset value at end of period                13.79       12.80       12.06       10.60
                                              -------------------------------------------------------------
Total return (%)                                10.11 2      9.98       17.00        6.00 2

RATIOS/SUPPLEMENTAL DATA (%)
-----------------------------------------------------------------------------------------------------------
Ratios to average net assets:
   Net operating expenses                        1.06 3      1.07        0.65          --
   Gross operating expenses                      1.06 3      1.09        1.19        1.34 3
   Net investment income                         1.89 3      2.17        2.71        3.41 3
Portfolio turnover rate                            24 2        26          39           2 2
Net assets, end of period ($ x 1,000,000)         558         528         267          94

* Unaudited.

1 Commencement of operations.

2 Not annualized.

3 Annualized.


50 See financial notes.

SCHWAB DIVIDEND EQUITY FUND

FINANCIAL HIGHLIGHTS

                                                11/1/05-     11/1/04-    11/1/03-    9/2/03 1-
SELECT SHARES                                   4/30/06*     10/31/05    10/31/04    10/31/03
-----------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)
-----------------------------------------------------------------------------------------------------------
Net asset value at beginning of period            12.80        12.06       10.60       10.00
                                                -----------------------------------------------------------
Income from investment operations:
   Net investment income                           0.13         0.28        0.31        0.05
   Net realized and unrealized gains               1.16         0.93        1.48        0.55
                                                -----------------------------------------------------------
   Total income from investment operations         1.29         1.21        1.79        0.60
Less distributions:
   Dividends from net investment income           (0.15)       (0.28)      (0.33)         --
   Distributions from net realized gains          (0.16)       (0.19)         --          --
                                                -----------------------------------------------------------
   Total distributions                            (0.31)       (0.47)      (0.33)         --
                                                -----------------------------------------------------------
Net asset value at end of period                  13.78        12.80       12.06       10.60
                                                -----------------------------------------------------------
Total return (%)                                  10.22 2      10.17       17.07        6.00 2

RATIOS/SUPPLEMENTAL DATA (%)
-----------------------------------------------------------------------------------------------------------
Ratios to average net assets:
   Net operating expenses                          0.91 3       0.92        0.54          --
   Gross operating expenses                        0.91 3       0.94        1.04        1.19 3
   Net investment income                           2.03 3       2.32        2.83        3.41 3
Portfolio turnover rate                              24 2         26          39           2 2
Net assets, end of period ($ x 1,000,000)           552          509         252         111

*  Unaudited.

1  Commencement of operations.

2  Not annualized.

3  Annualized.


                                                         See financial notes. 51

SCHWAB DIVIDEND EQUITY FUND

PORTFOLIO HOLDINGS as of April 30, 2006, (Unaudited)

This section shows all the securities in the fund's portfolio by Industry classification and their value as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at http://www.sec.gov and may be viewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund's most recent Form N-Q is also available by visiting Schwab's website at www.schwab.com/schwabfunds.

                                                        COST            VALUE
HOLDINGS BY CATEGORY                                ($ x 1,000)      ($ x 1,000)
--------------------------------------------------------------------------------
 99.6%  COMMON STOCK                                    956,254        1,105,106

  0.1%  SHORT-TERM
        INVESTMENT                                        1,174            1,174

   --%  U.S. TREASURY
        OBLIGATION                                           75               75
--------------------------------------------------------------------------------
 99.7%  TOTAL INVESTMENTS                               957,503        1,106,355

  0.3%  OTHER ASSETS AND
        LIABILITIES, NET                                                   3,129
--------------------------------------------------------------------------------
100.0%  TOTAL NET ASSETS                                               1,109,484

                                                      NUMBER OF         VALUE
SECURITY                                                SHARES       ($ x 1,000)
COMMON STOCK 99.6% OF NET ASSETS

AUTOMOBILES & COMPONENTS 0.2%
--------------------------------------------------------------------------------
Ford Motor Co.                                          300,000            2,085

BANKS 12.0%
--------------------------------------------------------------------------------
AmSouth Bancorp                                         165,000            4,775
Comerica, Inc.                                          266,700           15,167
First Horizon National Corp.                             35,000            1,485
Huntington Bancshares,
   Inc. (a)                                             228,000            5,506
KeyCorp                                                 392,500           15,002
National City Corp.                                     354,800           13,092
People's Bank                                           202,500            6,632
PNC Financial Services
   Group, Inc. (a)                                      233,400           16,681
SunTrust Banks, Inc.                                    150,887           11,668
U.S. Bancorp (a)                                        449,300           14,126
UnionBanCal Corp.                                       114,000            7,990
Wachovia Corp.                                          255,700           15,304
Wells Fargo & Co.                                        89,200            6,127
                                                                     -----------
                                                                         133,555
CAPITAL GOODS 13.3%
--------------------------------------------------------------------------------
3M Co.                                                  168,200           14,369
Cooper Industries
   Ltd., Class A                                         35,000            3,201
Emerson Electric Co.                                    194,300           16,506
Harsco Corp.                                             87,200            7,268
Lockheed Martin Corp.                                   324,000           24,592
Masco Corp.                                             150,000            4,785
Northrop Grumman Corp.                                  215,400           14,410
Raytheon Co.                                            487,100           21,564
Rockwell Automation, Inc. (a)                           156,600           11,347
Textron, Inc.                                           156,000           14,032
The Boeing Co. (a)                                      190,000           15,856
                                                                     -----------
                                                                         147,930
COMMERCIAL SERVICES & SUPPLIES 1.4%
--------------------------------------------------------------------------------
Avery Dennison Corp.                                    100,000            6,250
Republic Services, Inc.                                  50,000            2,200
Waste Management, Inc.                                  200,000            7,492
                                                                     -----------
                                                                          15,942
CONSUMER DURABLES & APPAREL 2.1%
--------------------------------------------------------------------------------
Newell Rubbermaid, Inc.                                 812,600           22,281
Whirlpool Corp.                                          17,000            1,526
                                                                     -----------
                                                                          23,807
DIVERSIFIED FINANCIALS 7.1%
--------------------------------------------------------------------------------
Bank of America Corp. (a)                               295,400           14,747
Citigroup, Inc.                                         360,000           17,982
JPMorgan Chase & Co. (a)                                430,584           19,540
Mellon Financial Corp.                                  453,900           17,080
The Bank of New York
   Co., Inc.                                            275,000            9,666
                                                                     -----------
                                                                          79,015
ENERGY 4.8%
--------------------------------------------------------------------------------
ConocoPhillips                                           70,600            4,723
Devon Energy Corp.                                       93,100            5,596
Exxon Mobil Corp.                                       320,800           20,236
Marathon Oil Corp.                                      176,400           13,999
Schlumberger Ltd.                                        18,400            1,272


52 See financial notes.

SCHWAB DIVIDEND EQUITY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                      NUMBER OF         VALUE
SECURITY                                                SHARES       ($ x 1,000)
Sunoco, Inc.                                             60,000            4,863
Valero Energy Corp.                                      35,000            2,266
                                                                     -----------
                                                                          52,955
FOOD, BEVERAGE & TOBACCO 9.6%
--------------------------------------------------------------------------------
Altria Group, Inc.                                      160,000           11,706
ConAgra Foods, Inc.                                      59,300            1,345
General Mills, Inc.                                     245,000           12,088
Kellogg Co. (a)                                         290,000           13,430
Loews Corp. -- Carolina Group                           180,000            9,223
PepsiCo, Inc.                                           169,000            9,843
Reynolds American, Inc. (a)                             213,200           23,377
Sara Lee Corp.                                          200,000            3,574
The Coca-Cola Co.                                       311,000           13,049
UST, Inc. (a)                                           200,500            8,808
                                                                     -----------
                                                                         106,443
HEALTH CARE EQUIPMENT & SERVICES 1.9%
--------------------------------------------------------------------------------
AmerisourceBergen Corp.                                  75,000            3,236
Becton Dickinson & Co.                                  179,000           11,284
McKesson Corp.                                          145,000            7,046
                                                                     -----------
                                                                          21,566
HOUSEHOLD & PERSONAL PRODUCTS 1.7%
--------------------------------------------------------------------------------
Colgate-Palmolive Co.                                   150,000            8,868
Procter & Gamble Co.                                    168,950            9,835
                                                                     -----------
                                                                          18,703
INSURANCE 10.3%
--------------------------------------------------------------------------------
AON Corp. (a)                                           496,250           20,798
Cincinnati Financial Corp.                               72,500            3,091
Fidelity National
   Financial, Inc.                                      155,000            6,507
First American Corp.                                     32,500            1,384
Lincoln National Corp.                                  366,469           21,285
Mercury General Corp.                                    82,100            4,382
Principal Financial Group, Inc.                         120,000            6,157
SAFECO Corp.                                            161,400            8,377
The Allstate Corp.                                      193,200           10,914
The Chubb Corp.                                         276,000           14,225
The St. Paul Travelers
   Cos., Inc.                                           308,000           13,561
W. R. Berkley Corp.                                      82,500            3,087
                                                                     -----------
                                                                         113,768
MATERIALS 6.3%
--------------------------------------------------------------------------------
Freeport-McMoran Copper
   & Gold, Inc., Class B                                144,000            9,299
International Paper Co.                                 250,000            9,087
MeadWestvaco Corp.                                      254,000            7,242
Nucor Corp.                                              50,000            5,441
PPG Industries, Inc.                                    145,500            9,766
Rohm & Haas Co.                                         259,000           13,105
Temple-Inland, Inc.                                     338,300           15,711
                                                                     -----------
                                                                          69,651
MEDIA 1.0%
--------------------------------------------------------------------------------
McGraw-Hill Cos., Inc.                                  200,000           11,132

PHARMACEUTICALS & BIOTECHNOLOGY 5.5%
--------------------------------------------------------------------------------
Abbott Laboratories                                     165,000            7,052
Johnson & Johnson                                       217,000           12,718
Merck & Co., Inc.                                       504,700           17,372
PerkinElmer, Inc.                                       270,500            5,799
Pfizer, Inc.                                            523,000           13,248
Schering-Plough Corp.                                    35,000              676
Wyeth                                                    80,000            3,894
                                                                     -----------
                                                                          60,759
RETAILING 0.5%
--------------------------------------------------------------------------------
Genuine Parts Co.                                       121,000            5,282

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 1.6%
--------------------------------------------------------------------------------
Analog Devices, Inc.                                     28,700            1,088
Applied Materials, Inc.                                 365,000            6,552
Microchip Technology, Inc.                              135,000            5,030
National Semiconductor Corp.                            167,000            5,007
                                                                     -----------
                                                                          17,677
SOFTWARE & SERVICES 1.7%
--------------------------------------------------------------------------------
Electronic Data
   Systems Corp.                                        410,000           11,103
Microsoft Corp.                                         190,000            4,588
The Reynolds & Reynolds
   Co., Class A                                         115,000            3,420
                                                                     -----------
                                                                          19,111
TECHNOLOGY HARDWARE & EQUIPMENT 4.5%
--------------------------------------------------------------------------------
Harris Corp.                                            120,000            5,589
Hewlett-Packard Co.                                     490,000           15,910


                                                         See financial notes. 53

SCHWAB DIVIDEND EQUITY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                      NUMBER OF         VALUE
SECURITY                                                SHARES       ($ x 1,000)
International Business
   Machines Corp.                                       180,000           14,821
Motorola, Inc.                                          615,000           13,130
                                                                     -----------
                                                                          49,450
TELECOMMUNICATION SERVICES 6.5%
--------------------------------------------------------------------------------
Alltel Corp. (a)                                        184,800           11,896
AT&T Corp.                                              655,037           17,168
BellSouth Corp.                                         451,600           15,255
Citizens Communications Co.                             930,000           12,350
Sprint Corp. (FON Group)                                200,800            4,980
Verizon Communications, Inc.                            327,300           10,811
                                                                     -----------
                                                                          72,460
UTILITIES 7.6%
--------------------------------------------------------------------------------
Alliant Energy Corp.                                    265,000            8,469
American Electric
   Power Co., Inc.                                      401,000           13,417
Edison International                                    391,000           15,800
Exelon Corp.                                            171,400            9,256
FirstEnergy Corp.                                       284,100           14,407
Pepco Holdings, Inc.                                    280,000            6,462
TECO Energy, Inc.                                       225,000            3,596
TXU Corp.                                               250,000           12,408
                                                                     -----------
                                                                          83,815

                                                    FACE AMOUNT         VALUE
SECURITY                                            ($ x 1,000)      ($ x 1,000)
SHORT-TERM INVESTMENT 0.1% OF NET ASSETS

Brown Brothers Harriman & Co.
   Cash Management Sweep                                  1,174            1,174

U.S. TREASURY OBLIGATION 0.0% OF NET ASSETS

U.S. Treasury Bills
   4.61%, 06/15/06                                           75               75

END OF INVESTMENTS.

At April 30, 2006 the tax basis cost of the fund's investments was $958,376, and the unrealized appreciation and depreciation were $157,191 and ($9,212), respectively, with a net unrealized appreciation of $147,979.

(a) All or a portion of this security is held as collateral for open futures contracts.

In addition to the above, the fund held the following at 4/30/06. All numbers x $1,000 except number of contracts.

FUTURES CONTRACTS

                                         NUMBER OF     CONTRACT       UNREALIZED
                                         CONTRACTS       VALUE          GAINS
S&P 500 Index, e-mini, Long,
expires 6/16/06                              15           987             15


54 See financial notes.

SCHWAB DIVIDEND EQUITY FUND

Statement of
ASSETS AND LIABILITIES

As of April 30, 2006; unaudited. All numbers are x 1,000 except NAV.

ASSETS
--------------------------------------------------------------------------------
Investments, at value (cost $957,503)                                 $1,106,355
Receivables:
  Fund shares sold                                                         1,635
  Dividends                                                                2,047
  Investments sold                                                         1,795
  Due from brokers for futures                                                 1
Prepaid expenses                                                    +         41
                                                                    ------------
TOTAL ASSETS                                                           1,111,874

LIABILITIES
--------------------------------------------------------------------------------
Payables:
  Fund shares redeemed                                                       759
  Investments bought                                                       1,443
  Investment adviser and administrator fees                                   70
  Transfer agent and shareholder services fees                                16
  Trustee fees                                                                 2
Accrued expenses                                                    +        100
                                                                    ------------
TOTAL LIABILITIES                                                          2,390

NET ASSETS
--------------------------------------------------------------------------------
TOTAL ASSETS                                                           1,111,874
TOTAL LIABILITIES                                                   -      2,390
                                                                    ------------
NET ASSETS                                                            $1,109,484

NET ASSETS BY SOURCE
Capital received from investors                                          942,659
Net investment income not yet distributed                                  1,251
Net realized capital gains                                                16,707
Net unrealized capital gains                                             148,867

NET ASSET VALUE (NAV) BY SHARE CLASS
                                     SHARES
SHARE CLASS      NET ASSETS  /  OUTSTANDING  =     NAV
Investor Shares    $557,817          40,438     $13.79
Select Shares      $551,667          40,031     $13.78


                                                         See financial notes. 55

SCHWAB DIVIDEND EQUITY FUND

Statement of
OPERATIONS

For November 1, 2005 through April 30, 2006; unaudited. All numbers are x 1,000.

INVESTMENT INCOME
--------------------------------------------------------------------------------
Dividends                                                                $15,726
Interest                                                             +        69
                                                                     -----------
TOTAL INVESTMENT INCOME                                                   15,795

NET REALIZED GAINS AND LOSSES
--------------------------------------------------------------------------------
Net realized gains on investments                                         16,588
Net realized gains on futures contracts                              +        61
                                                                     -----------
NET REALIZED GAINS                                                        16,649

NET UNREALIZED GAINS AND LOSSES
--------------------------------------------------------------------------------
Net unrealized gains on investments                                       77,725
Net unrealized gains on futures contracts                            +        15
                                                                     -----------
NET UNREALIZED GAINS                                                      77,740

EXPENSES
--------------------------------------------------------------------------------
Investment adviser and administrator fees                                  4,138
Transfer agent and shareholder service fees:
  Investor Shares                                                            679
  Select Shares                                                              265
Trustees' fees                                                                 6
Custodian fees                                                                20
Portfolio accounting fees                                                     47
Professional fees                                                             19
Registration fees                                                             64
Shareholder reports                                                           42
Other expenses                                                       +         8
                                                                     -----------
TOTAL EXPENSES                                                             5,288

INCREASE IN NET ASSETS FROM OPERATIONS
--------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                                   15,795
TOTAL EXPENSES                                                       -     5,288
                                                                     -----------
NET INVESTMENT INCOME                                                     10,507
NET REALIZED GAINS                                                        16,649
NET UNREALIZED GAINS                                                 +    77,740
                                                                     -----------
INCREASE IN NET ASSETS FROM OPERATIONS                                  $104,896


56 See financial notes.

SCHWAB DIVIDEND EQUITY FUND

Statements of
CHANGES IN NET ASSETS

For current and prior report periods. All numbers are x 1,000.
Figures for current period are unaudited.

                                                   11/1/05-4/30/06    11/1/04-10/31/05
Net investment income                                      $10,507             $18,557
Net realized gains                                          16,649              13,364
Net unrealized gains                               +        77,740              29,600
                                                   -----------------------------------
INCREASE IN NET ASSETS FROM OPERATIONS                     104,896              61,521

DISTRIBUTIONS PAID
--------------------------------------------------------------------------------------
DIVIDENDS FROM NET INVESTMENT INCOME
Investor Shares                                              5,176               8,840
Select Shares                                      +         5,991               8,874
                                                   -----------------------------------
TOTAL DIVIDENDS FROM NET INVESTMENT INCOME                  11,167              17,714

DISTRIBUTIONS FROM NET REALIZED GAINS
Investor Shares                                              6,743               4,838
Select Shares                                      +         6,563               4,386
                                                   -----------------------------------
TOTAL DISTRIBUTIONS FROM NET REALIZED GAINS                 13,306               9,224

TOTAL DISTRIBUTIONS                                        $24,473             $26,938

TRANSACTIONS IN FUND SHARES
---------------------------------------------------------------------------------------
                                                 11/1/05-4/30/06     11/1/04-10/31/05
                                               SHARES       VALUE    SHARES      VALUE
SHARES SOLD
Investor Shares                                 6,007     $79,793    27,892   $355,147
Select Shares                              +    5,941      78,946    24,348    310,884
                                           --------------------------------------------
TOTAL SHARES SOLD                              11,948    $158,739    52,240   $666,031

SHARES REINVESTED
Investor Shares                                   736      $9,675       854    $10,806
Select Shares                              +      696       9,149       731      9,263
                                           --------------------------------------------
TOTAL SHARES REINVESTED                         1,432     $18,824     1,585    $20,069

SHARES REDEEMED
Investor Shares                                (7,539)  ($100,330)   (9,697) ($124,160)
Select Shares                              +   (6,420)    (85,261)   (6,148)   (78,680)
                                           --------------------------------------------
TOTAL SHARES REDEEMED                         (13,959)  ($185,591)  (15,845) ($202,840)

NET TRANSACTIONS IN FUND SHARES                  (579)    ($8,028)   37,980  $ 483,260

SHARES OUTSTANDING AND NET ASSETS
---------------------------------------------------------------------------------------
                                                 11/1/05-4/30/06      11/1/04-10/31/05
                                               SHARES  NET ASSETS    SHARES NET ASSETS
Beginning of period                            81,048  $1,037,089    43,068   $519,246
Total increase or decrease                 +     (579)     72,395    37,980    517,843
                                           --------------------------------------------
END OF PERIOD                                  80,469  $1,109,484    81,048 $1,037,089
                                           --------------------------------------------

NET INVESTMENT INCOME NOT YET DISTRIBUTED                  $1,251               $1,911


                                                         See financial notes. 57

SCHWAB LARGE-CAP GROWTH FUND(TM)

FINANCIAL STATEMENTS

FINANCIAL HIGHLIGHTS

                                                            11/1/05-    10/3/05 1-
INVESTOR SHARES                                             4/30/06*    10/31/05-
------------------------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period                       9.73        10.00
                                                            ------------------------------------------------------------------------
Income or loss from investment operations:
  Net investment loss                                       (0.00) 2     (0.00) 2
  Net realized and unrealized gains or losses                0.80        (0.27)
                                                            ------------------------------------------------------------------------
  Total income or loss from investment operations            0.80        (0.27)
                                                            ------------------------------------------------------------------------
Less distributions:
  Dividends from net investment income                      (0.00) 2        --
                                                            ------------------------------------------------------------------------
Net asset value at end of period                            10.53         9.73
                                                            ------------------------------------------------------------------------
Total return (%)                                             8.25 3      (2.70) 3

RATIOS/SUPPLEMENTAL DATA (%)
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:
  Net operating expenses                                     1.20 4       1.20 4
  Gross operating expenses                                   1.24 4       1.71 4
  Net investment income or loss                              0.05 4      (0.61) 4
Portfolio turnover rate                                        34 3          4 3
Net assets, end of period ($ x 1,000,000)                      50           25

* Unaudited.

1 Commencement of operations.

2 Per share amount was less than $0.01.

3 Not annualized.

4 Annualized.


58  See financial notes.

SCHWAB LARGE-CAP GROWTH FUND


FINANCIAL HIGHLIGHTS

                                                           11/1/05-   10/3/05 1-
SELECT SHARES                                              4/30/06*   10/31/05-
------------------------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period                       9.73        10.00
                                                            ------------------------------------------------------------------------
Income or loss from investment operations:
  Net investment income or loss                              0.01 2      (0.00) 2
  Net realized and unrealized gains or losses                0.80 *      (0.27)
                                                            ------------------------------------------------------------------------
  Total income or loss from investment operations            0.81        (0.27)
                                                            ------------------------------------------------------------------------
Less distributions:
  Dividends from net investment income                      (0.01)          --
                                                            ------------------------------------------------------------------------
Net asset value at end of period                            10.53         9.73
                                                            ------------------------------------------------------------------------
Total return (%)                                             8.29 3      (2.70) 3

RATIOS/SUPPLEMENTAL DATA (%)
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:
  Net operating expenses                                     0.99 4       0.99 4
  Gross operating expenses                                   1.07 4       1.56 4
  Net investment income or loss                              0.18 4      (0.40) 4
Portfolio turnover rate                                        34 3          4 3
Net assets, end of period ($ x 1,000,000)                      44           33

* Unaudited.

1 Commencement of operations.

2 Per share amount was less than $0.01.

3 Not annualized.

4 Annualized.


                                                         See financial notes. 59

SCHWAB LARGE-CAP GROWTH FUND

PORTFOLIO HOLDINGS as of April 30, 2006, (Unaudited)

This section shows all the securities in the fund's portfolio by Industry classification and their value as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at http://www.sec.gov and may be viewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund's most recent Form N-Q is also available by visiting Schwab's website at www.schwab.com/schwabfunds.

                                                      COST              VALUE
HOLDINGS BY CATEGORY                               ($ x 1,000)       ($ x 1,000)
--------------------------------------------------------------------------------
 98.8%  COMMON STOCK                                    88,370            93,149

  0.5%  SHORT-TERM
        INVESTMENT                                         477               477
--------------------------------------------------------------------------------
 99.3%  TOTAL INVESTMENTS                               88,847            93,626

  0.7%  OTHER ASSETS AND
        LIABILITIES, NET                                                     675
--------------------------------------------------------------------------------
100.0%  TOTAL NET ASSETS                                                  94,301

                                                    NUMBER OF           VALUE
SECURITY                                             SHARES          ($ x 1,000)
COMMON STOCK 98.8% OF NET ASSETS

BANKS 1.4%
--------------------------------------------------------------------------------
Comerica, Inc.                                          9,000                512
U.S. Bancorp                                           24,600                773
                                                                     -----------
                                                                           1,285
CAPITAL GOODS 12.0
--------------------------------------------------------------------------------
Emerson Electric Co.                                    7,300                620
General Dynamics Corp.                                 41,400              2,717
Lockheed Martin Corp.                                  60,700              4,607
Precision Castparts Corp.                              14,000                882
Raytheon Co.                                            7,500                332
Rockwell Collins, Inc.                                  1,000                 57
The Boeing Co.                                         22,700              1,894
Thomas & Betts Corp. *                                  4,300                245
                                                                     -----------
                                                                          11,354
COMMERCIAL SERVICES & SUPPLIES 2.2%
--------------------------------------------------------------------------------
Equifax, Inc.                                          18,000                694
Monster Worldwide, Inc. *                              24,000              1,377
                                                                     -----------
                                                                           2,071
CONSUMER DURABLES & APPAREL 3.7%
--------------------------------------------------------------------------------
Harman International
  Industries, Inc.                                     19,800              1,742
Newell Rubbermaid, Inc.                                62,300              1,708
                                                                     -----------
                                                                           3,450


CONSUMER SERVICES  1.2%
--------------------------------------------------------------------------------
International Game
    Technology                                         28,500              1,081

DIVERSIFIED FINANCIALS 7.4%
--------------------------------------------------------------------------------
American Express Co.                                   14,000                753
Capital One Financial Corp.                             8,500                737
Federated Investors,
  Inc., Class B                                        63,500              2,229
Franklin Resources, Inc.                                9,600                894
Moody's Corp.                                          24,000              1,488
Northern Trust Corp.                                   15,000                883
                                                                     -----------
                                                                           6,984
ENERGY 2.9%
--------------------------------------------------------------------------------
Exxon Mobil Corp.                                      43,400              2,738

FOOD, BEVERAGE & TOBACCO 3.5%
--------------------------------------------------------------------------------
Archer-Daniels-Midland Co.                             21,600                785
General Mills, Inc.                                    20,000                987
Sara Lee Corp.                                          1,500                 27
The Coca-Cola Co.                                      35,800              1,502
                                                                     -----------
                                                                           3,301
HEALTH CARE EQUIPMENT & SERVICES 12.8%
--------------------------------------------------------------------------------

Aetna, Inc.                                            19,900                766
AmerisourceBergen Corp.                                45,300              1,955
Baxter International, Inc.                              4,000                151
Becton Dickinson & Co.                                 60,800              3,833
Cardinal Health, Inc.                                   7,300                491
Express Scripts, Inc. *                                35,400              2,766
IMS Health, Inc.                                       21,500                584
McKesson Corp.                                          9,200                447
WellPoint, Inc. *                                      15,700              1,115
                                                                     -----------
                                                                          12,108
INSURANCE 4.4%
--------------------------------------------------------------------------------
AFLAC, Inc.                                            18,500                879
First American Corp.                                   10,000                426
HCC Insurance Holdings, Inc.                           20,200                677


60 See financial notes.

SCHWAB LARGE-CAP GROWTH FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                    NUMBER OF           VALUE
SECURITY                                             SHARES          ($ x 1,000)
Protective Life Corp.                                   8,000                403
Safeco Corp.                                            2,000                104
W. R. Berkley Corp.                                    45,300              1,695
                                                                     -----------
                                                                           4,184
MATERIALS 5.8%
--------------------------------------------------------------------------------
Crown Holdings, Inc. *                                112,500              1,803
Freeport-McMoran Copper
  & Gold, Inc., Class B                                36,000              2,325
Nucor Corp.                                            12,200              1,328
                                                                     -----------
                                                                           5,456
MEDIA 0.4%
--------------------------------------------------------------------------------
McGraw-Hill Cos., Inc.                                  7,500                418

PHARMACEUTICALS & BIOTECHNOLOGY 8.0%
--------------------------------------------------------------------------------
Applied Biosystems Group -
  Applera Corp.                                        68,500              1,976
Barr Pharmaceuticals, Inc. *                            9,400                569
Gilead Sciences, Inc. *                                39,500              2,271
King Pharmaceuticals, Inc. *                           35,600                619
Merck & Co., Inc.                                      23,000                792
Pfizer, Inc.                                           53,100              1,345
                                                                     -----------
                                                                           7,572
RETAILING 3.2%
--------------------------------------------------------------------------------
American Eagle
  Outfitters, Inc.                                     17,500                567
Claire's Stores, Inc.                                   4,000                141
eBay, Inc. *                                           15,000                516
J.C. Penney Co., Inc.                                  18,900              1,237
Nordstrom, Inc.                                         4,000                154
Office Depot, Inc. *                                   10,500                426
                                                                     -----------
                                                                           3,041
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 7.6%
--------------------------------------------------------------------------------
Analog Devices, Inc.                                    5,600                212
Applied Materials, Inc.                               112,700              2,023
Broadcom Corp., Class A *                              27,750              1,141
Lam Research Corp. *                                   18,000                880
National Semiconductor Corp.                           36,000              1,079
Texas Instruments, Inc.                                53,500              1,857
                                                                     -----------
                                                                           7,192
SOFTWARE & SERVICES  8.7%
--------------------------------------------------------------------------------
Amdocs Ltd. *                                          35,100              1,306
Autodesk, Inc. *                                       22,000                925
BMC Software, Inc. *                                    6,000                129
Cadence Design
  Systems, Inc. *                                      41,000                776
Global Payments, Inc.                                  57,200              2,713
Google, Inc., Class A *                                 1,700                710
McAfee, Inc. *                                         26,000                678
Red Hat, Inc. *                                        20,000                588
Symantec Corp. *                                       20,000                328
                                                                     -----------
                                                                           8,153
TECHNOLOGY HARDWARE & EQUIPMENT 11.3%
--------------------------------------------------------------------------------
Apple Computer, Inc. *                                  5,100                359
Cisco Systems, Inc. *                                   8,500                178
Hewlett-Packard Co.                                    66,800              2,169
International Business
  Machines Corp.                                       57,600              4,743
Motorola, Inc.                                         52,500              1,121
QLogic Corp. *                                         12,800                266
Qualcomm, Inc.                                         34,400              1,766
                                                                     -----------
                                                                          10,602
TELECOMMUNICATION SERVICES 0.4%
--------------------------------------------------------------------------------
Citizens Communications Co.                            27,800                369
Qwest Communications
  International, Inc. *                                 4,900                 33
                                                                     -----------
                                                                             402
UTILITIES 1.9%
--------------------------------------------------------------------------------
Edison International                                   28,000              1,132
TXU Corp.                                              12,600                625
                                                                     -----------
                                                                           1,757
SHORT-TERM INVESTMENT 0.5% OF NET ASSETS

Brown Brothers Harriman & Co.
  Cash Management Sweep                                   477                477

END OF INVESTMENTS.

At April 30, 2006 the tax basis cost of the fund's investments was $88,906, and the unrealized appreciation and depreciation were $6,738 and ($2,018), respectively, with a net unrealized appreciation of $4,720.

* Non-income producing security.


                                                         See financial notes. 61

SCHWAB LARGE-CAP GROWTH FUND

Statement of
ASSETS AND LIABILITIES

As of April 30, 2006; unaudited. All numbers are x 1,000 except NAV.

ASSETS
--------------------------------------------------------------------------------
Investments, at value (cost $88,847)                                    $93,626
Receivables:
  Fund shares sold                                                          892
  Dividends                                                                  52
  Receivable from investment adviser                                          2
Prepaid expenses                                                      +      17
                                                                      ----------
TOTAL ASSETS                                                             94,589

LIABILITIES
--------------------------------------------------------------------------------
Payables:
  Transfer agent and shareholder services fees                                1
  Trustee fees                                                                1
  Investment adviser and administrator fees                                   6
  Fund shares redeemed                                                      257
Accrued expenses                                                      +      23
                                                                      ----------
TOTAL LIABILITIES                                                           288

NET ASSETS
--------------------------------------------------------------------------------
TOTAL ASSETS                                                             94,589
TOTAL LIABILITIES                                                     -     288
                                                                      ----------
NET ASSETS                                                              $94,301

NET ASSETS BY SOURCE
Capital received from investors                                          90,490
Distributions in excess of net investment income                             (2)
Net realized capital losses                                                (966)
Net unrealized capital gains                                              4,779

NET ASSET VALUE (NAV) BY SHARE CLASS
                                        SHARES
SHARE CLASS         NET ASSETS  /  OUTSTANDING  =     NAV
Investor Shares        $50,266           4,776     $10.53*
Select Shares          $44,035           4,180     $10.53

* Due to rounding, Net assets divided by shares outstanding does not equal the net asset value per share.


62 See financial notes.

SCHWAB LARGE-CAP GROWTH FUND

Statement of
OPERATIONS

For November 1, 2005 through April 30, 2006; unaudited. All numbers are x 1,000.

INVESTMENT INCOME
--------------------------------------------------------------------------------
Dividends                                                                  $443
Interest                                                               +     13
                                                                       ---------
TOTAL INVESTMENT INCOME                                                     456

NET REALIZED GAINS AND LOSSES
--------------------------------------------------------------------------------
Net realized loss on investments                                           (795)

NET UNREALIZED GAINS AND LOSSES
--------------------------------------------------------------------------------
Net unrealized gains on investments                                       5,967

EXPENSES
--------------------------------------------------------------------------------
Investment adviser and administrator fees                                   339
Transfer agent and shareholder services fees
  Investor shares                                                            46
  Institutional shares                                                       19
Trustees' fees                                                                3
Custodian fees                                                                5
Portfolio accounting fees                                                    10
Professional fees                                                            17
Registration fees                                                             8
Shareholder reports                                                    +      5
                                                                       ---------
Total expenses                                                              452
Expense reduction                                                      -     24
                                                                       ---------
NET EXPENSES                                                                428

INCREASE IN NET ASSETS FROM OPERATIONS
--------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                                     456
NET EXPENSES                                                           -    428
                                                                       ---------
NET INVESTMENT INCOME                                                        28
NET REALIZED LOSSES                                                        (795)
NET UNREALIZED GAINS                                                   +  5,967
                                                                       ---------
INCREASE IN NET ASSETS FROM OPERATIONS                                   $5,200


                                                         See financial notes. 63

SCHWAB LARGE-CAP GROWTH FUND

Statements of
CHANGES IN NET ASSETS

For current and prior report periods. All numbers are x 1,000.
Figures for current period are unaudited.

OPERATIONS
--------------------------------------------------------------------------------
                                            11/1/05-4/30/06    10/3/05*-10/31/05
Net investment income or loss                          $28                 ($21)
Net realized losses                                   (795)                (171)
Net unrealized gains or losses             +         5,967               (1,188)
                                           -------------------------------------
INCREASE OR DECREASE IN NET
   ASSETS FROM OPERATIONS                            5,200               (1,380)

DISTRIBUTIONS PAID
--------------------------------------------------------------------------------
DIVIDENDS FROM NET INVESTMENT INCOME

Investor Shares                                          7                   --
Select Shares                              +            23                   --
                                           -------------------------------------
TOTAL DIVIDENDS FROM NET INVESTMENT INCOME             $30                  $--

TRANSACTIONS IN FUND SHARES
--------------------------------------------------------------------------------
                                         11/1/05-4/30/06     10/3/05*-10/31/05
                                        SHARES      VALUE   SHARES        VALUE
SHARES SOLD
Investor Shares                          2,614    $27,344    2,636      $26,231
Select Shares                        +   1,557     16,178    3,385       33,718
                                     -------------------------------------------
TOTAL SHARES SOLD                        4,171    $43,522    6,021      $59,949

SHARES REINVESTED
Investor Shares                              1         $6       --          $--
Select Shares                        +       2         18       --           --
                                     -------------------------------------------
TOTAL SHARES REINVESTED                      3        $24       --          $--

SHARES REDEEMED
Investor Shares                           (455)   ($4,767)     (20)       ($188)
Select Shares                        +    (764)    (8,029)      --           --
                                     -------------------------------------------
Total shares redeemed                   (1,219)  ($12,796)     (20)       ($188)

NET TRANSACTIONS IN FUND SHARES          2,955    $30,750    6,001      $59,761

SHARES OUTSTANDING AND NET ASSETS
--------------------------------------------------------------------------------
                                         11/1/05-4/30/06     10/3/05*-10/31/05
                                        SHARES NET ASSETS   SHARES   NET ASSETS
Beginning of period                      6,001    $58,381       --          $--
Total increase                       +   2,955     35,920    6,001       58,381
                                     -------------------------------------------
END OF PERIOD                            8,956    $94,301    6,001      $58,381
                                     -------------------------------------------

DISTRIBUTIONS IN EXCESS OF
   NET INVESTMENT INCOME                              ($2)                  $--

* Commencement of operations.


64 See financial notes.

SCHWAB SMALL-CAP EQUITY FUND(TM)

FINANCIAL STATEMENTS

FINANCIAL HIGHLIGHTS

                                                 11/1/05-     11/1/04-    11/1/03-    7/1/03 1-
INVESTOR SHARES                                  4/30/06*     10/31/05    10/31/04     10/31/03
PER-SHARE DATA ($)
---------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period            15.72         14.13       11.81       10.00
                                                 --------------------------------------------------------------
Income or loss from investment operations:
   Net investment income or loss                  (0.02)         0.01       (0.04)      (0.02)
   Net realized and unrealized gains               2.40          3.12        2.58        1.83
                                                 --------------------------------------------------------------
   Total income from investment operations         2.38          3.13        2.54        1.81
Less distributions:
   Dividends from net investment income           (0.00) 4         --          --          --
   Distributions from net realized gains          (0.43)        (1.54)      (0.22)         --
                                                 --------------------------------------------------------------
   Total distributions                            (0.43)        (1.54)      (0.22)         --
                                                 --------------------------------------------------------------
Net asset value at end of period                  17.67         15.72       14.13       11.81
                                                 --------------------------------------------------------------
Total return (%)                                  15.39 2       23.65       21.74       18.10 2

RATIOS/SUPPLEMENTAL DATA (%)
---------------------------------------------------------------------------------------------------------------
Ratios to average net assets:
   Net operating expenses                          1.29 3        1.28        1.30        1.30 3
   Gross operating expenses                        1.29 3        1.38        1.61        1.73 3
   Net investment income or loss                  (0.34) 3       0.11       (0.35)      (0.54) 3
Portfolio turnover rate                              42 2          90         118          39 2
Net assets, end of period ($ x 1,000,000)           357           170          37          26

* Unaudited.

1 Commencement of operations.

2 Not annualized.

3 Annualized.

4 Per share amount was less than $0.01.


                                                         See financial notes. 65

SCHWAB SMALL-CAP EQUITY FUND

                                                11/1/05-      11/1/04-     11/1/03-    7/1/03 1-
SELECT SHARES                                   4/30/06*      10/31/05     10/31/04     10/31/03
PER-SHARE DATA ($)
---------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period            15.78         14.16        11.81        10.00
                                                ---------------------------------------------------------------
Income or loss from investment operations:
   Net investment income or loss                  (0.01)         0.00 4      (0.02)       (0.01)
   Net realized and unrealized gains               2.41          3.16         2.59         1.82
                                                ---------------------------------------------------------------
   Total income from investment operations         2.40          3.16         2.57         1.81
Less distributions:
   Dividends from net investment income           (0.01)           --           --           --
   Distributions from net realized gains          (0.43)        (1.54)       (0.22)          --
                                                ---------------------------------------------------------------
   Total distributions                            (0.44)        (1.54)       (0.22)          --
                                                ---------------------------------------------------------------
Net asset value at end of period                  17.74         15.78        14.16        11.81
                                                ---------------------------------------------------------------
Total return (%)                                  15.50 2       23.83        22.00        18.10 2

RATIOS/SUPPLEMENTAL DATA (%)
---------------------------------------------------------------------------------------------------------------
Ratios to average net assets:
   Net operating expenses                          1.12 3        1.11         1.12         1.12 3
   Gross operating expenses                        1.14 3        1.23         1.46         1.58 3
   Net investment income or loss                  (0.18) 3       0.09        (0.16)       (0.36) 3
Portfolio turnover rate                              42 2          90          118           39 2
Net assets, end of period ($ x 1,000,000)           165            80           18           14

* Unaudited.

1 Commencement of operations.

2 Not annualized.

3 Annualized.

4 Per share amount was less than $0.01.


66 See financial notes.

SCHWAB SMALL-CAP EQUITY FUND

PORTFOLIO HOLDINGS as of April 30, 2006, (Unaudited)

This section shows all the securities in the fund's portfolio by Industry classification and their value as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at http://www.sec.gov and may be viewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund's most recent Form N-Q is also available by visiting Schwab's website at www.schwab.com/schwabfunds.

                                                         COST           VALUE
HOLDINGS BY CATEGORY                                 ($ x 1,000)     ($ x 1,000)
--------------------------------------------------------------------------------
 98.8%  COMMON STOCK                                     446,007        515,748

  0.5%  SHORT-TERM INVESTMENT                              2,617          2,617
--------------------------------------------------------------------------------
 99.3%  TOTAL INVESTMENTS                                448,624        518,365

  9.3%  COLLATERAL INVESTED
        FOR SECURITIES ON LOAN                            48,780         48,780

(8.6)%  OTHER ASSETS AND
        LIABILITIES, NET                                                (45,076)
--------------------------------------------------------------------------------
100.0%  TOTAL NET ASSETS                                                522,069

                                                       NUMBER OF        VALUE
SECURITY                                                 SHARES      ($ x 1,000)
COMMON STOCK 98.8% OF NET ASSETS

AUTOMOBILES & COMPONENTS 1.9%
--------------------------------------------------------------------------------
ArvinMeritor, Inc. (a)                                   309,600           5,149
TRW Automotive
   Holdings Corp. *                                      222,100           4,926
                                                                     -----------
                                                                          10,075
BANKS 1.9%
--------------------------------------------------------------------------------
Bancfirst Corp.                                           13,200             574
Bank of Hawaii Corp.                                     145,900           7,924
Capitol Bancorp Ltd.                                      10,500             436
Federal Agricultural
   Mortgage Corp., Class C                                26,500             762
First Indiana Corp.                                        5,325             136
TierOne Corp.                                              5,700             194
                                                                     -----------
                                                                          10,026
CAPITAL GOODS 11.3%
--------------------------------------------------------------------------------
A.O. Smith Corp. (a)                                     250,400          11,874
Columbus McKinnon Corp. *                                191,400           5,124
Crane Co.                                                243,700          10,296
EMCOR Group, Inc. *                                      273,000          13,664
Teleflex, Inc.                                            22,900           1,494
Thomas & Betts Corp. *                                   197,000          11,219
Valmont Industries, Inc.                                  86,900           4,671
Vicor Corp.                                               22,600             466
                                                                     -----------
                                                                          58,808
COMMERCIAL SERVICES & SUPPLIES 7.5%
--------------------------------------------------------------------------------
Administaff, Inc.                                        101,350           5,853
CBIZ, Inc. *                                             911,500           7,602
Consolidated Graphics, Inc. *                             75,450           3,945
Heidrick & Struggles
   International, Inc. *                                 269,300           9,738
Labor Ready, Inc.    *                                    22,700             600
Sitel Corp. *                                             70,300             311
Spherion Corp. *                                         852,800           9,023
Steelcase Inc., Class A                                   45,100             844
TeleTech Holdings, Inc. *                                 27,700             356
The Standard Register Co.                                 66,700             910
                                                                     -----------
                                                                          39,182
CONSUMER DURABLES & APPAREL 3.2%
--------------------------------------------------------------------------------
Furniture Brands
   International, Inc. (a)                               352,100           8,098
Steven Madden Ltd. *                                     163,400           8,700
                                                                     -----------
                                                                          16,798
CONSUMER SERVICES 3.8%
--------------------------------------------------------------------------------
Education Management
   Corp. *                                               292,600          12,424
IHOP Corp.                                               114,700           5,497
Jack in the Box, Inc. *                                   48,000           2,006
                                                                     -----------
                                                                          19,927
DIVERSIFIED FINANCIALS 3.2%
--------------------------------------------------------------------------------
Investment Technology
   Group, Inc. (a)*                                      219,600          11,637
Piper Jaffray Cos. Inc. *                                 68,200           4,767
                                                                     -----------
                                                                          16,404
ENERGY 4.2%
--------------------------------------------------------------------------------
Helmerich & Payne, Inc.                                   61,500           4,474
Parker Drilling Co. *                                    330,400           2,775


                                                         See financial notes. 67

SCHWAB SMALL-CAP EQUITY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                       NUMBER OF        VALUE
SECURITY                                                 SHARES      ($ x 1,000)
Veritas DGC, Inc. *                                      306,600          14,692
                                                                     -----------
                                                                          21,941
FOOD & STAPLES RETAILING 0.1%
--------------------------------------------------------------------------------
Performance Food
   Group Co. *                                            13,800             424

FOOD, BEVERAGE & TOBACCO 0.8%
--------------------------------------------------------------------------------
Vector Group Ltd. (a)                                    237,119           4,268

HEALTH CARE EQUIPMENT & SERVICES 6.4%
--------------------------------------------------------------------------------
Haemonetics Corp. *                                      240,600          13,113
IDEXX Laboratories, Inc. *                                25,200           2,097
MedCath Corp. (a)*                                        83,600           1,264
Molina Healthcare, Inc. *                                 92,300           3,018
Sierra Health Services,
   Inc. (a)*                                             322,500          12,645
Thoratec Corp. *                                          21,500             387
TriZetto Group, Inc. *                                    39,440             620
                                                                     -----------
                                                                          33,144
INSURANCE 8.2%
--------------------------------------------------------------------------------
Alleghany Corp. *                                         12,954           3,705
American Financial
   Group, Inc.                                           132,200           5,854
American Physicians
   Capital, Inc.*                                         37,600           1,817
CNA Surety Corp. *                                        22,600             407
Delphi Financial Group,
   Inc., Class A                                          36,350           1,904
FBL Financial Group,
   Inc., Class A                                          47,000           1,582
Great American Financial
   Resources, Inc.                                        17,700             378
Harleysville Group, Inc.                                  55,000           1,650
Landamerica Financial
   Group, Inc.                                            41,400           2,872
Nationwide Financial
   Services, Inc., Class A (a)                            89,200           3,914
Ohio Casualty Corp.                                       23,700             703
Philadelphia Consolidated
   Holding Corp. *                                        65,400           2,167
Protective Life Corp.                                     28,700           1,446
Safety Insurance Group, Inc.                             177,000           8,193
Selective Insurance
   Group, Inc.                                             5,900             328
StanCorp Financial
   Group, Inc.                                            21,800           1,076
State Auto Financial Corp.                                37,700           1,326
Zenith National
   Insurance Corp.                                        78,150           3,448
                                                                     -----------
                                                                          42,770
MATERIALS 10.1%
--------------------------------------------------------------------------------
Crown Holdings, Inc. *                                   429,300           6,882
FMC Corp.                                                 14,900             947
Greif, Inc., Class A                                     206,000          13,345
H.B. Fuller Co.                                          219,000          11,454
Olin Corp.                                               357,500           7,346
Olympic Steel, Inc.                                       51,500           1,623
Pioneer Cos. Inc. *                                        7,900             253
Quanex Corp.                                              74,850           3,200
Silgan Holdings, Inc.                                    200,800           7,797
                                                                     -----------
                                                                          52,847
MEDIA 0.9%
--------------------------------------------------------------------------------
Playboy Enterprises,
   Inc., Class B *                                       160,700           2,120
World Wrestling
   Entertainment, Inc.                                   161,200           2,795
                                                                     -----------
                                                                           4,915
PHARMACEUTICALS & BIOTECHNOLOGY 2.7%
--------------------------------------------------------------------------------
Kendle International, Inc. *                             129,300           4,855
PAREXEL International
   Corp. *                                               291,300           8,596
Varian, Inc. *                                            17,700             766
                                                                     -----------
                                                                          14,217
REAL ESTATE 0.1%
--------------------------------------------------------------------------------
Essex Property Trust, Inc.                                 1,500             164
Kilroy Realty Corp.                                        2,000             142
New Century Financial Corp.                                3,000             154
Shurgard Storage
   Centers, Inc., Class A                                  3,200             201
                                                                     -----------
                                                                             661
RETAILING 6.1%
--------------------------------------------------------------------------------
Dillards, Inc., Class A                                  118,200           3,083
Payless Shoesource, Inc. *                               338,100           7,766
Select Comfort Corp. (a)*                                116,100           4,639


68 See financial notes.

SCHWAB SMALL-CAP EQUITY FUND

                                                       NUMBER OF        VALUE
SECURITY                                                 SHARES      ($ x 1,000)
Shoe Carnival, Inc. *                                     95,400           2,674
The Buckle, Inc.                                           2,000              86
The Cato Corp., Class A                                   73,050           1,653
The Men's Wearhouse, Inc.                                334,900          11,869
                                                                     -----------
                                                                          31,770
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 4.6%
--------------------------------------------------------------------------------
Agere Systems, Inc. *                                     22,340             351
Asyst Technologies, Inc. *                               260,000           2,642
Axcelis Technologies, Inc. *                             407,600           2,401
Cirrus Logic, Inc. *                                     205,100           1,938
Cymer, Inc. *                                             83,800           4,332
LSI Logic Corp. *                                        201,400           2,145
Mattson Technology, Inc. *                               136,100           1,564
Micrel, Inc.  *                                           16,200             208
MKS Instruments, Inc. *                                  134,500           3,210
ON Semiconductor Corp. *                                 303,100           2,173
Triquint Semiconductor, Inc. *                           443,400           2,408
Zoran Corp. *                                             19,900             546
                                                                     -----------
                                                                          23,918
SOFTWARE & SERVICES 7.3%
--------------------------------------------------------------------------------
Advent Software, Inc. *                                   51,900           1,827
Aspen Technology, Inc. *                                  53,800             692
Embarcadero Technologies,
   Inc. *                                                 41,300             252
Forrester Research, Inc. *                               105,700           2,590
Global Payments, Inc.                                    152,000           7,209
Hyperion Solutions Corp. *                                28,900             885
infoUSA, Inc. *                                           34,500             385
JDA Software Group, Inc. *                               164,600           2,248
Lightbridge, Inc. *                                      187,100           2,380
Magma Design Automation,
   Inc. *                                                 13,000              99
Progress Software Corp. *                                 10,691             295
SonicWALL, Inc. *                                        177,500           1,507
SPSS, Inc. *                                              47,000           1,638
Sybase, Inc. *                                             4,700             102
Sykes Enterprises, Inc. *                                519,200           8,406
Synopsys, Inc. *                                         185,500           4,049
Tyler Technologies, Inc. *                                32,300             356
VeriFone Holdings, Inc. (a)*                              99,800           3,090
                                                                     -----------
                                                                          38,010
TECHNOLOGY HARDWARE & EQUIPMENT 8.9%
--------------------------------------------------------------------------------
Advanced Digital Information
   Corp. *                                               503,300           4,273
Agilysys, Inc.                                           100,000           1,448
AVX Corp. (a)                                            150,100           2,672
Brocade Communications
   Systems, Inc. *                                       409,100           2,520
Coherent, Inc. *                                         175,400           6,491
CommScope, Inc. *                                         13,700             453
Emulex Corp. *                                            80,700           1,465
Imation Corp.                                            149,200           6,266
Park Electrochemical Corp.                               106,400           3,295
Photon Dynamics, Inc. *                                   89,400           1,703
Planar Systems, Inc. (a)*                                249,500           4,062
Rofin-Sinar Technologies,
   Inc. *                                                 19,100           1,072
Staktek Holdings, Inc. *                                 475,700           3,097
Stratex Networks, Inc. *                                  75,400             476
Tech Data Corp. *                                        198,000           7,270
                                                                     -----------
                                                                          46,563
TELECOMMUNICATION SERVICES 0.6%
--------------------------------------------------------------------------------
North Pittsburgh Systems,
   Inc.                                                   10,700             243
Talk America Holdings,
   Inc. (a)*                                             160,600           1,463
Time Warner Telecom,
   Inc., Class A *                                        80,800           1,355
                                                                     -----------
                                                                           3,061
TRANSPORTATION 1.9%
--------------------------------------------------------------------------------
AMR Corp. (a)*                                           111,700           2,752
Continental Airlines, Inc.,
   Class B (a)*                                          105,600           2,750
Hub Group, Inc., Class A *                                44,300           2,178
Landstar Systems, Inc.                                    20,400             867
Mesa Air Group, Inc. *                                   150,000           1,580
                                                                     -----------
                                                                          10,127
UTILITIES 3.1%
--------------------------------------------------------------------------------
Allete, Inc.                                             339,800          15,892


                                                         See financial notes. 69

SCHWAB SMALL-CAP EQUITY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                     FACE AMOUNT        VALUE
SECURITY                                             ($ x 1,000)     ($ x 1,000)
SHORT-TERM INVESTMENT 0.5% OF NET ASSETS

Brown Brothers Harriman & Co.
   Cash Management Sweep                                   2,617           2,617

END OF INVESTMENTS.

                                                       NUMBER OF
SECURITY                                                 SHARES
COLLATERAL INVESTED FOR SECURITIES ON LOAN
9.3% OF NET ASSETS

State Street Navigator
   Security Lending Prime
   Portfolio                                              48,780          48,780

END OF COLLATERAL INVESTED FOR SECURITIES ON LOAN.

At April 30, 2006 the tax basis cost of the fund's investments was $448,753, and the unrealized appreciation and depreciation were $76,626 and ($7,014), respectively, with a net unrealized appreciation of $69,612.

*   Non-income producing security.
(a) All or a portion of this security is on loan.


70 See financial notes.

SCHWAB SMALL-CAP EQUITY FUND

Statement of
ASSETS AND LIABILITIES

As of April 30, 2006; unaudited. All numbers are x 1,000 except NAV.

ASSETS
--------------------------------------------------------------------------------
Investments, at value including securities on
   loan of $47,334 (cost $448,624)                                     $518,365
Collateral invested for securities on loan                               48,780
Receivables:
  Fund shares sold                                                        3,398
  Dividends                                                                 140
  Investments sold                                                          717
  Interest                                                                    1
  Securities on loan                                                          5
Prepaid expenses                                                    +        71
                                                                    ------------
TOTAL ASSETS                                                            571,477

LIABILITIES
--------------------------------------------------------------------------------
Collateral invested for securities on loan                               48,780
Payables:
  Transfer agent and shareholder services fees                                9
  Trustees' fees                                                              1
  Investment adviser and administrator fees                                  42
  Fund shares redeemed                                                      524
Accrued expenses                                                    +        52
                                                                    ------------
TOTAL LIABILITIES                                                        49,408

NET ASSETS
--------------------------------------------------------------------------------
TOTAL ASSETS                                                            571,477
TOTAL LIABILITIES                                                   -    49,408
                                                                    ------------
NET ASSETS                                                             $522,069

NET ASSETS BY SOURCE
Capital received from investors                                         448,801
Distributions in excess of net investment income                           (548)
Net realized capital gains                                                4,075
Net unrealized capital gains                                             69,741

NET ASSET VALUE (NAV) BY SHARE CLASS
                                     SHARES
SHARE CLASS      NET ASSETS  /  OUTSTANDING  =     NAV
Investor Shares    $357,385          20,228     $17.67
Select Shares      $164,684           9,283     $17.74


                                                         See financial notes. 71

SCHWAB SMALL-CAP EQUITY FUND

Statement of
OPERATIONS

For November 1, 2005 through April 30, 2006; unaudited. All numbers are x 1,000.

INVESTMENT INCOME
--------------------------------------------------------------------------------
Dividends                                                                $1,617
Interest                                                                    103
Securities on loan                                                   +       64
                                                                     -----------
TOTAL INVESTMENT INCOME                                                   1,784

NET REALIZED GAINS AND LOSSES
--------------------------------------------------------------------------------
Net realized gains on investments                                         3,860
Net realized gains on futures contracts                              +      103
                                                                     -----------
NET REALIZED GAINS                                                        3,963

NET UNREALIZED GAINS AND LOSSES
--------------------------------------------------------------------------------
Net unrealized gains on investments                                      49,089
Net unrealized gains on futures contracts                            +      111
                                                                     -----------
NET UNREALIZED GAINS                                                     49,200

EXPENSES
--------------------------------------------------------------------------------
Investment adviser and administrator fees                                 1,838
Transfer agent and shareholder service fees:
      Investor Shares                                                       321
      Trustees' fees                                                         58
Trustees' fees                                                                4
Custodian fees                                                               12
Portfolio accounting fees                                                    22
Professional fees                                                            17
Registration fees                                                            62
Shareholder reports                                                          13
Other expenses                                                       +        1
                                                                     -----------
Total expenses                                                            2,348
Expense reduction                                                    -       16
                                                                     -----------
NET EXPENSES                                                              2,332

INCREASE IN NET ASSETS FROM OPERATIONS
--------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                                   1,784
NET EXPENSES                                                         -    2,332
                                                                     -----------
NET INVESTMENT LOSS                                                        (548)
NET REALIZED GAINS                                                        3,963
NET UNREALIZED GAINS                                                 +   49,200
                                                                     -----------
INCREASE IN NET ASSETS FROM OPERATIONS                                  $52,615


72 See financial notes.

SCHWAB SMALL-CAP EQUITY FUND

Statements of
CHANGES IN NET ASSETS

For current and prior report periods. All numbers are x 1,000.
Figures for current period are unaudited.

OPERATIONS
--------------------------------------------------------------------------------
                                           11/1/05-4/30/06      11/1/04-10/31/05
Net investment income or loss                        ($548)                 $135
Net realized gains                                   3,963                 8,242
Net unrealized gains                             +  49,200                13,859
                                                 -------------------------------
INCREASE IN NET ASSETS FROM OPERATIONS              52,615                22,236

DISTRIBUTIONS PAID
--------------------------------------------------------------------------------
DIVIDENDS FROM NET INVESTMENT INCOME
Investor Shares                                         27                    --
Select Shares                                    +     108                    --
                                                 -------------------------------
TOTAL DIVIDENDS FROM NET INVESTMENT INCOME             135                    --

DISTRIBUTIONS FROM NET REALIZED GAINS
Investor Shares                                      5,522                 4,802
Select Shares                                    +   2,565                 2,252
                                                 -------------------------------
TOTAL DISTRIBUTIONS FROM NET REALIZED GAINS          8,087                 7,054

TOTAL DISTRIBUTIONS                                 $8,222                $7,054

TRANSACTIONS IN FUND SHARES
--------------------------------------------------------------------------------
                                      11/1/05-4/30/06         11/1/04-10/31/05
                                    SHARES        VALUE     SHARES        VALUE
SHARES SOLD
Investor Shares                     10,813     $180,876      9,837     $146,160
Select Shares                    +   4,859       81,484      4,714       71,745
                                 ----------------------------------------------
TOTAL SHARES SOLD                   15,672     $262,360     14,551     $217,905

SHARES REINVESTED
Investor Shares                        308       $4,978        313       $4,324
Select Shares                    +     142        2,297        118        1,635
                                 ----------------------------------------------
TOTAL SHARES REINVESTED                450       $7,275        431       $5,959

SHARES REDEEMED
Investor Shares                     (1,735)    ($29,139)    (1,902)    ($27,944)
Select Shares                    +    (799)     (13,418)    (1,055)     (15,623)
                                 -----------------------------------------------
TOTAL SHARES REDEEMED               (2,534)    ($42,557)    (2,957)    ($43,567)

NET TRANSACTIONS IN FUND SHARES     13,588     $227,078     12,025     $180,297

SHARES OUTSTANDING AND NET ASSETS
--------------------------------------------------------------------------------
                                      11/1/05-4/30/06         11/1/04-10/31/05
                                    SHARES   NET ASSETS     SHARES   NET ASSETS
Beginning of period                 15,923     $250,598      3,898      $55,119
Total increase                   +  13,588      271,471     12,025      195,479
END OF PERIOD                       29,511     $522,069     15,923     $250,598
                                 -----------------------------------------------

DISTRIBUTIONS IN EXCESS OF
   NET INVESTMENT INCOME/
   NET INVESTMENT INCOME
   NOT YET DISTRIBUTED                            ($548)                   $135


                                                         See financial notes. 73

SCHWAB HEDGED EQUITY FUND(TM)

FINANCIAL STATEMENTS

FINANCIAL HIGHLIGHTS

                                                11/1/05-     3/1/05 1-
INVESTOR SHARES                                 4/30/06 *    10/31/05
---------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)
---------------------------------------------------------------------------------------------------
Net asset value at beginning of period           14.45        13.51
                                                ---------------------------------------------------
Income from investment operations:
  Net investment income                           0.03         0.03
  Net realized and unrealized gains               0.56         0.91
                                                ---------------------------------------------------
  Total income from investment operations         0.59         0.94
                                                ---------------------------------------------------
Less distributions:
  Distributions from net investment income       (0.04)          --
  Distributions from net realized gains          (0.26)          --
                                                ---------------------------------------------------
  Total distributions                            (0.30)          --
                                                ---------------------------------------------------
Net asset value at end of period                 14.74        14.45
                                                ---------------------------------------------------
Total return (%)                                  4.10 2       6.96 2

RATIOS/SUPPLEMENTAL DATA (%)
---------------------------------------------------------------------------------------------------
Ratios to average net assets:
  Net operating expenses (including dividend
    expense on short sales)                       2.02 3       2.32 3
  Net operating expenses (excluding dividend
    expense on short sales)                       1.98 3,4     2.05 3,4
  Gross operating expenses                        2.02 3       2.35 3
  Net investment income                           0.25 3       0.56 3
Portfolio turnover rate                             47 2         87 2
Net assets, end of period ($ x 1,000,000)          103           33

* Unaudited.

1 Commencement of operations.

2 Not annualized.

3 Annualized.

4 The ratio of net operating expenses would have been 2.00% and 1.95% for the periods ended 10/31/05 and 4/30/06, respectively, if interest expense had not been included.


74 See financial notes.

SCHWAB HEDGED EQUITY FUND

FINANCIAL HIGHLIGHTS

                                                        11/1/05-     11/1/04-    11/1/03-    11/1/02-    9/3/02 1-
SELECT SHARES                                           4/30/06*     10/31/05    10/31/04    10/31/03    10/31/02
PER-SHARE DATA ($)
------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period                   14.46       13.01        11.53         9.84      10.00
                                                        ----------------------------------------------------------
Income or loss from investment operations:
  Net investment income or loss                           0.02        0.04        (0.09)       (0.09)     (0.01)
  Net realized and unrealized gains or losses             0.58        2.05         1.57         1.78      (0.15)
                                                        ----------------------------------------------------------
  Total income or loss from investment operations         0.60        2.09         1.48         1.69      (0.16)
                                                        ----------------------------------------------------------
Less distributions:
  Distributions from net investment income               (0.05)         --           --           --         --
  Distributions from net realized gains                  (0.26)      (0.64)          --           --         --
                                                        ----------------------------------------------------------
  Total distributions                                    (0.31)      (0.64)          --           --         --
                                                        ----------------------------------------------------------
  Net asset value at end of period                       14.75       14.46        13.01        11.53       9.84
                                                        ----------------------------------------------------------
Total return (%)                                          4.14 2     16.52        12.84        17.17      (1.60) 2

RATIOS/SUPPLEMENTAL DATA (%)
------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:

  Net operating expenses (including dividend
    expense on short sales)                               1.84 3      2.26         2.43         2.37       2.39 3

  Net operating expenses (excluding dividend
    expense on short sales)                               1.78 3,4    1.92 4       2.10 4       2.00       2.00 3
  Gross operating expenses                                1.89 3      2.39         2.71         2.77       3.33 3
  Net investment income or loss                           0.47 3      0.55        (0.86)       (0.90)     (0.79) 3
Portfolio turnover rate                                     47 2        87           99          114         68 2
Net assets, end of period ($ x 1,000,000)                  565         229           68           44         32

* Unaudited.

1 Commencement of operations.

2 Not annualized.

3 Annualized.

4 The ratio of net operating expenses would have been 2.00%, 1.82% and 1.75% for the periods ended 10/31/04, 10/31/05 and 4/30/06, respectively, if interest expense had not been included.


                                                         See financial notes. 75

SCHWAB HEDGED EQUITY FUND

PORTFOLIO HOLDINGS as of April 30, 2006, (Unaudited)

This section shows all the securities in the fund's portfolio by Industry classification and their value as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at http://www.sec.gov and may be viewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund's most recent Form N-Q is also available by visiting Schwab's website at www.schwab.com/schwabfunds.


                                                     COST/PROCEEDS      VALUE
HOLDINGS BY CATEGORY                                  ($ x 1,000)    ($ x 1,000)
--------------------------------------------------------------------------------
 100.4%  COMMON STOCK                                     608,374       670,222
   0.1%  OTHER INVESTMENT
         COMPANIES                                            992           992
--------------------------------------------------------------------------------
 100.5%  TOTAL INVESTMENTS                                609,366       671,214
(34.8)%  SHORT SALES                                     (212,011)     (232,487)
  34.3%  OTHER ASSETS AND
         LIABILITIES, NET                                               228,946
--------------------------------------------------------------------------------
 100.0%  TOTAL NET ASSETS                                               667,673

                                                        NUMBER OF       VALUE
SECURITY                                                 SHARES      ($ x 1,000)
COMMON STOCK 100.4% OF NET ASSETS

AUTOMOBILES & COMPONENTS 0.3%
--------------------------------------------------------------------------------
TRW Automotive Holdings
Corp. *                                                    81,500          1,808

BANKS 2.5%
--------------------------------------------------------------------------------
Bank of Hawaii Corp. (a)                                   22,600          1,228
Comerica, Inc. (a)                                         10,500            597
KeyCorp. (a)                                              381,500         14,581
                                                                     -----------
                                                                          16,406
CAPITAL GOODS 9.2%
--------------------------------------------------------------------------------
A.O. Smith Corp. (a)                                      120,200          5,700
EMCOR Group, Inc. *                                        17,900            896
Emerson Electric Co.                                        3,100            263
General Dynamics Corp.                                     30,800          2,021
Lockheed Martin Corp. (a)                                 204,900         15,552
Raytheon Co. (a)                                          446,600         19,771
The Boeing Co. (a)                                         12,900          1,077
Thomas & Betts Corp. (a)*                                 281,300         16,020
                                                                     -----------
                                                                          61,300
COMMERCIAL SERVICES & SUPPLIES 0.5%
--------------------------------------------------------------------------------
Administaff, Inc. (a)                                      56,700          3,274

CONSUMER DURABLES & APPAREL 4.4%
--------------------------------------------------------------------------------
Harman International
  Industries, Inc. (a)                                     62,800          5,526
Newell Rubbermaid, Inc. (a)                               862,400         23,647
                                                                     -----------
                                                                          29,173
DIVERSIFIED FINANCIALS 2.1%
--------------------------------------------------------------------------------
American Express Co.                                        5,600            301
AmeriCredit Corp. (a)*                                     86,800          2,628
Ameriprise Financial, Inc.                                  1,120             55
Franklin Resources, Inc.                                    5,300            494
Investment Technology
  Group, Inc. (a)*                                        142,900          7,572
Mellon Financial Corp.                                     70,200          2,642
                                                                     -----------
                                                                          13,692
ENERGY 5.9%
--------------------------------------------------------------------------------
Devon Energy Corp.                                         63,100          3,793
Exxon Mobil Corp. (a)                                     361,800         22,822
Pride International, Inc. (a)*                            156,400          5,457
Veritas DGC, Inc. *                                       154,700          7,413
                                                                     -----------
                                                                          39,485
FOOD, BEVERAGE & TOBACCO 6.7%
--------------------------------------------------------------------------------
Archer-Daniels-Midland Co. (a)                            631,600         22,952
General Mills, Inc. (a)                                   167,200          8,250
Sara Lee Corp. (a)                                        410,700          7,339
The Coca-Cola Co. (a)                                     124,100          5,207
Vector Group Ltd.                                          59,750          1,076
                                                                     -----------
                                                                          44,824
HEALTH CARE EQUIPMENT & SERVICES 12.4%
--------------------------------------------------------------------------------
Aetna, Inc.                                                51,500          1,983
AmerisourceBergen Corp. (a)                               465,100         20,069
Becton Dickinson & Co.                                    294,700         18,578
Cardinal Health, Inc.                                       5,000            337
CIGNA Corp. (a)                                            76,200          8,153
Express Scripts, Inc. (a)*                                111,100          8,681
Haemonetics Corp. *                                        16,300            888
McKesson Corp. (a)                                        371,500         18,051
Sierra Health Services, Inc. *                             17,800            698


76 See financial notes.

SCHWAB HEDGED EQUITY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                        NUMBER OF       VALUE
SECURITY                                                 SHARES      ($ x 1,000)
WellPoint, Inc. (a)*                                       76,445          5,428
                                                                     -----------
                                                                          82,866
INSURANCE 14.7%
--------------------------------------------------------------------------------
AFLAC, Inc.                                                24,700          1,174
American Financial
  Group, Inc. (a)                                          52,500          2,325
AON Corp. (a)                                             537,900         22,543
CNA Financial Corp. *                                       8,500            273
FBL Financial Group, Inc.,
  Class A                                                   7,710            259
Genworth Financial, Inc.,
  Class A                                                   6,100            203
Hanover Insurance Group,
  Inc.                                                      7,900            418
Harleysville Group, Inc.                                   15,200            456
Loews Corp.                                               210,000         22,291
Metlife, Inc.                                              19,500          1,016
Nationwide Financial
  Services, Inc., Class A (a)                             105,800          4,643
Philadelphia Consolidated
  Holding Corp. *                                           5,100            169
Principal Financial Group,
  Inc. (a)                                                447,900         22,982
Protective Life Corp.                                      62,000          3,125
Prudential Financial, Inc. (a)                             33,000          2,578
Safeco Corp.                                                1,700             88
StanCorp Financial Group,
  Inc.                                                     65,300          3,222
State Auto Financial Corp. (a)                             35,300          1,242
The Chubb Corp.                                            14,200            732
W. R. Berkley Corp. (a)                                   221,513          8,289
                                                                     -----------
                                                                          98,028
MATERIALS 8.5%
--------------------------------------------------------------------------------
Crown Holdings, Inc. *                                     95,400          1,529
Greif, Inc., Class A                                       93,100          6,031
H.B. Fuller Co.                                            60,000          3,138
Martin Marietta Materials,
  Inc. (a)                                                 16,500          1,752
Nucor Corp. (a)                                           142,600         15,518
Pactiv Corp. (a)*                                         324,000          7,886
Rohm & Haas Co. (a)                                       188,400          9,533
Silgan Holdings, Inc. (a)                                  50,300          1,953
Steel Dynamics, Inc.                                      155,100          9,684
                                                                     -----------
                                                                          57,024
MEDIA 0.7%
--------------------------------------------------------------------------------
DreamWorks Animation SKG,
  Inc., Class A (a)*                                      125,700          3,407
World Wrestling
 Entertainment, Inc. (a)                                   56,300            976
                                                                     -----------
                                                                           4,383
PHARMACEUTICALS & BIOTECHNOLOGY 5.7%
--------------------------------------------------------------------------------
Applied Biosystems Group -
 Applera Corp. (a)                                        767,500         22,135
King Pharmaceuticals,
  Inc. (a)*                                               798,500         13,886
Merck & Co., Inc.                                          60,300          2,075
                                                                     -----------
                                                                          38,096
RETAILING 6.5%
--------------------------------------------------------------------------------
Claire's Stores, Inc. (a)                                 517,400         18,223
Dollar Tree Stores, Inc. *                                 35,800            933
J.C. Penney Co., Inc.                                      57,900          3,790
Payless Shoesource, Inc. (a)*                             804,400         18,477
The Men's Wearhouse, Inc.                                  46,500          1,648
                                                                     -----------
                                                                          43,071
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 2.7%
--------------------------------------------------------------------------------
Agere Systems, Inc. *                                      16,570            260
Broadcom Corp., Class A (a)*                               68,700          2,824
LSI Logic Corp. (a)*                                      128,500          1,369
National Semiconductor
  Corp. (a)                                               199,400          5,978
ON Semiconductor Corp. *                                   75,200            539
Texas Instruments, Inc. (a)                               204,400          7,095
                                                                     -----------
                                                                          18,065
SOFTWARE & SERVICES 7.7%
--------------------------------------------------------------------------------
BEA Systems, Inc. *                                        24,000            318
BMC Software, Inc. (a)*                                    37,400            806
Cadence Design
  Systems, Inc. (a)*                                      335,700          6,355
Ceridian Corp. (a)*                                       205,200          4,972
CheckFree Corp. *                                          19,800          1,067
Computer Sciences Corp. *                                   9,100            533
Electronic Data Systems
  Corp.                                                    19,400            525
Global Payments, Inc. (a)                                 268,400         12,730


                                                         See financial notes. 77

SCHWAB HEDGED EQUITY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                        NUMBER OF       VALUE
SECURITY                                                 SHARES      ($ x 1,000)
McAfee, Inc. (a)*                                         244,100          6,368
Sybase, Inc. (a)*                                          31,500            686
Symantec Corp. *                                           12,700            208
Synopsys, Inc. (a)*                                       620,100         13,537
VeriFone Holdings, Inc. *                                 114,100          3,532
                                                                     -----------
                                                                          51,637
TECHNOLOGY HARDWARE & EQUIPMENT 5.3%
--------------------------------------------------------------------------------
Agilent Technologies, Inc. *                               33,100          1,272
AVX Corp.                                                  46,400            826
Brocade Communications
  Systems, Inc. *                                         146,100            900
Harris Corp. (a)                                           88,400          4,117
Hewlett-Packard Co. (a)                                   333,100         10,816
Imation Corp. (a)                                         111,000          4,662
Motorola, Inc. (a)                                        320,200          6,836
NCR Corp. *                                                19,400            764
Tech Data Corp. (a)*                                      146,000          5,361
                                                                     -----------
                                                                          35,554
TELECOMMUNICATION SERVICES 0.0%
--------------------------------------------------------------------------------
Qwest Communications
  International, Inc. (a)*                                 44,600            299

TRANSPORTATION 1.6%
--------------------------------------------------------------------------------
Continental Airlines, Inc.,
  Class B (a)*                                            288,200          7,505
FedEx Corp.                                                12,000          1,381
Laidlaw International, Inc.                                43,500          1,077
Norfolk Southern Corp.                                     18,400            994
                                                                     -----------
                                                                          10,957
UTILITIES 3.0%
--------------------------------------------------------------------------------
Allegheny Energy, Inc. (a)*                                54,600          1,945
Edison International                                       78,600          3,176
FirstEnergy Corp. (a)                                     203,900         10,340
TXU Corp.                                                  97,100          4,819
                                                                     -----------
                                                                          20,280
OTHER INVESTMENT COMPANIES 0.1% OF NET ASSETS

State Street Navigator Security
  Lending Prime Portfolio                                     992            992

END OF INVESTMENTS.

At 4/30/06 the tax basis cost of the fund's investments was $609,431 and the unrealized appreciation and depreciation were $68,127 and ($6,344), respectively, with a net unrealized appreciation of $61,783.

*   Non-income producing security.
(a) All or a portion of this security is held as collateral for short sales.

                                                        NUMBER OF       VALUE
SECURITY                                                 SHARES      ($ x 1,000)
SHORT SALES 34.8% OF NET ASSETS

AUTOMOBILES & COMPONENTS 0.0%
--------------------------------------------------------------------------------
American Axle & Manufacturing
  Holdings, Inc.                                            8,500            150

BANKS 0.2%
--------------------------------------------------------------------------------
Commercial Capital
  Bancorp, Inc.                                            78,300          1,227

CAPITAL GOODS 4.2%
--------------------------------------------------------------------------------
Briggs & Stratton Corp.                                    67,000          2,261
Bucyrus International, Inc.,
  Class A                                                 210,450         10,924
Energy Conversion Devices,
  Inc. *                                                  292,200         14,613
                                                                     -----------
                                                                          27,798
CONSUMER DURABLES & APPAREL 1.5%
--------------------------------------------------------------------------------
Fossil, Inc. *                                             15,800            257
Hovnanian Enterprises, Inc.,
  Class A *                                               145,400          5,782
Quiksilver, Inc. *                                        308,700          4,220
                                                                     -----------
                                                                          10,259
CONSUMER SERVICES 1.2%
--------------------------------------------------------------------------------
OSI Restaurant Partners, Inc.                              58,100          2,481
Red Robin Gourmet
  Burgers, Inc. *                                          15,300            688
Wynn Resorts, Ltd. *                                       67,700          5,152
                                                                     -----------
                                                                           8,321


78 See financial notes.

SCHWAB HEDGED EQUITY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                        NUMBER OF       VALUE
SECURITY                                                 SHARES      ($ x 1,000)
ENERGY 5.2%
--------------------------------------------------------------------------------
Alpha Natural Resources,
  Inc. *                                                  564,300         14,169
ATP Oil & Gas Corp. *                                     150,700          6,863
Delta Petroleum Corp. *                                   299,900          6,007
James River Coal Co. *                                     29,800          1,047
Quicksilver Resources, Inc. *                              72,700          3,013
Syntroleum Corp. *                                         91,400            688
Whiting Petroleum Corp. *                                  66,100          2,793
                                                                     -----------
                                                                          34,580
FOOD & STAPLES RETAILING 2.1%
--------------------------------------------------------------------------------
United Natural Foods, Inc. *                              348,022         11,126
Wal-Mart Stores, Inc.                                      64,500          2,905
                                                                     -----------
                                                                          14,031
FOOD, BEVERAGE & TOBACCO 0.6%
--------------------------------------------------------------------------------
Hansen Natural Corp. *                                     25,700          3,327
Sanderson Farms, Inc.                                      15,900            422
                                                                     -----------
                                                                           3,749
HEALTH CARE EQUIPMENT & SERVICES 1.8%
--------------------------------------------------------------------------------
Centene Corp. *                                            13,300            342
Conor Medsystems, Inc. *                                  151,700          4,096
The Cooper Cos., Inc.                                     141,600          7,762
                                                                     -----------
                                                                          12,200
INSURANCE 0.2%
--------------------------------------------------------------------------------
American Equity Investment
  Life Holding Co.                                        110,900          1,504

MATERIALS 3.2%
--------------------------------------------------------------------------------
Coeur d'Alene Mines Corp. *                             1,499,800         10,469
The Mosaic Co. *                                          724,900         10,873
                                                                     -----------
                                                                          21,342
MEDIA 0.4%
--------------------------------------------------------------------------------
XM Satellite Radio Holdings,
  Inc., Class A *                                         115,400          2,333

PHARMACEUTICALS & BIOTECHNOLOGY 5.3%
--------------------------------------------------------------------------------
Abraxis Bioscience, Inc. *                                220,900          6,901
Amylin Pharmaceuticals, Inc. *                            143,600          6,254
Encysive Pharmaceuticals,
  Inc. *                                                  142,800            610
Martek Biosciences Corp. *                                 27,784            825
MGI Pharma, Inc. *                                        378,021          7,062
Momenta Pharmaceuticals,
  Inc. *                                                    4,400             74
Par Pharmaceutical Cos, Inc. *                            351,900          9,061
Perrigo Co.                                               120,000          1,915
The Medicines Co. *                                       154,200          2,964
                                                                     -----------
                                                                          35,666
REAL ESTATE 0.4%
--------------------------------------------------------------------------------
The St. Joe Co.                                            41,200          2,314

RETAILING 4.0%
--------------------------------------------------------------------------------
Cabela's, Inc., Class A *                                   5,800            118
GameStop Corp., Class A *                                 233,300         11,012
GSI Commerce, Inc. *                                      494,200          8,643
Pier 1 Imports, Inc.                                      197,700          2,386
Tuesday Morning Corp.                                       7,800            148
Urban Outfitters, Inc. *                                  195,900          4,545
                                                                     -----------
                                                                          26,852
SOFTWARE & SERVICES 3.0%
--------------------------------------------------------------------------------
Jack Henry & Associates, Inc.                              43,600            979
Sapient Corp. *                                           636,800          4,986
Take-Two Interactive
  Software, Inc. *                                        747,600         12,747
Wright Express Corp. *                                     37,000          1,139
                                                                     -----------
                                                                          19,851
TRANSPORTATION 1.2%
--------------------------------------------------------------------------------
Werner Enterprises, Inc.                                  433,600          8,316

UTILITIES 0.3%
--------------------------------------------------------------------------------
Reliant Energy, Inc. *                                     46,600            529
WPS Resources Corp.                                        29,300          1,465
                                                                     -----------
                                                                           1,994

END OF SHORT SALE POSITIONS.

* Non-income producing security.


                                                         See financial notes. 79

SCHWAB HEDGED EQUITY FUND

Statement of
ASSETS AND LIABILITIES

As of April 30, 2006; unaudited. All numbers are x 1,000 except NAV.

ASSETS
--------------------------------------------------------------------------------
Investments, at value (cost $609,366)                                  $671,214
Deposits with broker for short sales                                    224,991
Receivables:
  Fund shares sold                                                        3,689
  Dividends                                                                 411
  Investments sold short                                                    590
  Investments sold                                                        5,223
  Interest                                                                   27
Prepaid expenses                                                    +        94
                                                                    ------------
TOTAL ASSETS                                                            906,239

LIABILITIES
--------------------------------------------------------------------------------
Securities sold short, at value (cost $212,011)                         232,487
Payables:
  Investments bought                                                      5,182
  Transfer agent and shareholder service fees                                 3
  Investment adviser and administrator fees                                  91
  Dividends on short sales                                                   19
  Fund shares redeemed                                                      781
Accrued expenses                                                    +         3
                                                                    ------------
TOTAL LIABILITIES                                                       238,566

NET ASSETS
--------------------------------------------------------------------------------
TOTAL ASSETS                                                            906,239
TOTAL LIABILITIES                                                   -   238,566
                                                                    ------------
NET ASSETS                                                             $667,673

NET ASSETS BY SOURCE
Capital received from investors                                         635,779
Net investment income not yet distributed                                   393
Net realized capital losses                                              (9,871)
Net unrealized capital gains                                             41,372

NET ASSET VALUE (NAV) BY SHARE CLASS
                                     SHARES
SHARE CLASS      NET ASSETS  /  OUTSTANDING  =     NAV
Investor Shares    $102,677           6,966     $14.74
Select Shares      $564,996          38,302     $14.75


80 See financial notes.

SCHWAB HEDGED EQUITY FUND

Statement of
OPERATIONS

For November 1, 2005 through April 30, 2006; unaudited. All numbers are x 1,000.


INVESTMENT INCOME
--------------------------------------------------------------------------------
Dividends                                                                $3,247
Interest                                                             +    2,862
                                                                     -----------
TOTAL INVESTMENT INCOME                                                   6,109

NET REALIZED GAINS AND LOSSES
--------------------------------------------------------------------------------
Net realized gains on investments                                         6,277
Net realized losses on short sales                                      (16,420)
Net realized gains on futures contracts                              +      336
                                                                     -----------
NET REALIZED LOSSES                                                      (9,807)

NET UNREALIZED GAINS AND LOSSES
--------------------------------------------------------------------------------
Net unrealized gains on investments                                      47,109
Net unrealized losses on short sales                                 +  (24,096)
                                                                     -----------
NET UNREALIZED GAINS                                                     23,013

EXPENSES
--------------------------------------------------------------------------------
Investment adviser and administrator fees                                 4,382
Transfer agent and shareholder service fees:
  Investor Shares                                                            92
  Select Shares                                                             225
Trustees' fees                                                                4
Custodian fees                                                               20
Portfolio accounting fees                                                    23
Professional fees                                                            21
Registration fees                                                            64
Shareholder reports                                                           6
Interest expense                                                             60
Other expenses                                                       +        3
                                                                     -----------
Total expenses before short sales                                         4,900
Dividends on short sales                                                    172
Expense reduction                                                    -      124
                                                                     -----------
NET EXPENSES                                                              4,948

INCREASE IN NET ASSETS FROM OPERATIONS
--------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                                   6,109
NET EXPENSES                                                         -    4,948
                                                                     -----------
NET INVESTMENT INCOME                                                     1,161
NET REALIZED LOSSES                                                      (9,807)
NET UNREALIZED GAINS                                                 +   23,013
                                                                     -----------
INCREASE IN NET ASSETS FROM OPERATIONS                                  $14,367


                                                         See financial notes. 81

SCHWAB HEDGED EQUITY FUND

Statement of
CHANGES IN NET ASSETS

For current and prior report periods. All numbers are x 1,000.
Figures for current period are unaudited.

OPERATIONS
--------------------------------------------------------------------------------
                                     11/1/05-4/30/06            11/1/04-10/31/05
Net investment income                         $1,161                        $743
Net realized gains or losses                  (9,807)                      7,920
Net unrealized gains                 +        23,013                       9,230
                                     -------------------------------------------
INCREASE IN NET ASSETS
   FROM OPERATIONS                            14,367                      17,893

DISTRIBUTIONS PAID

DIVIDENDS FROM NET
   INVESTMENT INCOME
Investor Shares                                  185                          --
Select Shares                        +         1,326                          --
                                     -------------------------------------------
TOTAL DIVIDENDS FROM NET
   INVESTMENT INCOME                           1,511                          --
DISTRIBUTIONS FROM NET
   REALIZED GAINS
Investor Shares                                1,058                          --
Select Shares                        +         6,700                       3,789
                                     -------------------------------------------
TOTAL DISTRIBUTIONS FROM
   NET REALIZED GAINS                          7,758                          --
TOTAL DISTRIBUTIONS                           $9,269                      $3,789

TRANSACTIONS IN FUND SHARES
--------------------------------------------------------------------------------
                                       11/1/05-4/30/06        11/1/04-10/31/05
                                     SHARES        VALUE     SHARES       VALUE
SHARES SOLD
Investor Shares                       6,064      $89,562      2,530     $35,429
Select Shares                        27,987      413,129     11,743     163,791
                                  ----------------------------------------------
TOTAL SHARES SOLD                    34,051     $502,691     14,273    $199,220
SHARES REINVESTED
Investor Shares                          75       $1,100         --         $--
Select Shares                           474        6,957        255       3,389
                                  ----------------------------------------------
TOTAL SHARES REINVESTED                 549       $8,057        255      $3,389
SHARES REDEEMED
Investor Shares                      (1,489)    ($21,986)      (214)    ($3,027)
Select Shares                        (5,987)     (88,536)    (1,421)    (19,628)
                                  ----------------------------------------------
TOTAL SHARES REDEEMED                (7,476)   ($110,522)    (1,635)   ($22,655)

NET TRANSACTIONS IN FUND SHARES      27,124     $400,226     12,893    $179,954

SHARES OUTSTANDING AND NET ASSETS
--------------------------------------------------------------------------------
                                       11/1/05-4/30/06        11/1/04-10/31/05
                                     SHARES   NET ASSETS     SHARES  NET ASSETS
Beginning of period                  18,144     $262,349      5,251     $68,291
Total increase                    +  27,124      405,324     12,893     194,058
                                  ----------------------------------------------
END OF PERIOD                        45,268     $667,673     18,144    $262,349
                                  ----------------------------------------------
NET INVESTMENT INCOME
   NOT YET DISTRIBUTED                              $393                   $743


82 See financial notes.

SCHWAB FINANCIAL SERVICES FUND(TM)

FINANCIAL STATEMENTS

FINANCIAL HIGHLIGHTS

                                                     11/1/05-   11/1/04-   11/1/03-   11/1/02-   11/1/01-   11/1/00-
                                                     4/30/06*   10/31/05   10/31/04   10/31/03   10/31/02   10/31/01
---------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)
---------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period                14.42       13.12      11.77       9.44       9.75      11.86
                                                     ----------------------------------------------------------------
Income or loss from investment operations:
   Net investment income                               0.14        0.12       0.08       0.11       0.12       0.09
   Net realized and unrealized gains or losses         1.69        2.21       1.37       2.37      (0.28)     (1.76)
                                                     ----------------------------------------------------------------
   Total income or loss from investment operations     1.83        2.33       1.45       2.48      (0.16)     (1.67)
Less distributions:
   Dividends from net investment income               (0.11)      (0.09)     (0.10)     (0.15)     (0.09)     (0.06)
   Distributions from net realized gains              (0.64)      (0.94)        --         --      (0.06)     (0.38)
                                                     ----------------------------------------------------------------
   Total distributions                                (0.75)      (1.03)     (0.10)     (0.15)     (0.15)     (0.44)
                                                     ----------------------------------------------------------------
Net asset value at end of period                      15.50       14.42      13.12      11.77       9.44       9.75
                                                     ----------------------------------------------------------------
Total return (%)                                      13.03 2     18.62      12.39      26.68      (1.78)    (14.51)

RATIOS/SUPPLEMENTAL DATA (%)
---------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:
   Net operating expenses                              0.98 3      1.07       1.05       1.04 1     0.89       0.89
   Gross operating expenses                            0.98 3      1.15       1.25       1.49       1.32       1.23
   Net investment income                               1.15 3      1.01       0.62       1.05       1.20       0.75
Portfolio turnover rate                                  28 2        74         85        181        131        151
Net assets, end of period ($ x 1,000,000)                72          29         20         18         17         21

* Unaudited.

1 The ratio of net operating expenses would have been 1.03% if interest expense had not been included.

2 Not Annualized.

3 Annualized.


                                                         See financial notes. 83

SCHWAB FINANCIAL SERVICES FUND

PORTFOLIO HOLDINGS as of April 30, 2006, (Unaudited)

This section shows all the securities in the fund's portfolio by Industry classification and their value as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at http://www.sec.gov and may be viewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund's most recent Form N-Q is also available by visiting Schwab's website at www.schwab.com/schwabfunds.

                                                        COST            VALUE
HOLDINGS BY CATEGORY                                 ($ x 1,000)     ($ x 1,000)
--------------------------------------------------------------------------------
 98.0%  COMMON STOCK                                      62,043          70,493

  0.8%  SHORT-TERM
        INVESTMENT                                           587             587
--------------------------------------------------------------------------------
 98.8%  TOTAL INVESTMENTS                                 62,630          71,080

  1.2%  OTHER ASSETS AND
        LIABILITIES, NET                                                     847
--------------------------------------------------------------------------------
100.0%  TOTAL NET ASSETS                                                  71,927

                                                       NUMBER OF        VALUE
SECURITY                                                 SHARES      ($ x 1,000)
COMMON STOCK 98.0% OF NET ASSETS

BANKS 25.8%
--------------------------------------------------------------------------------
1st Source Corp.                                           7,300             202
Bank of Hawaii Corp.                                      58,200           3,161
Capitol Bancorp Ltd.                                       7,900             328
Comerica, Inc.                                            38,000           2,161
Commerce Bancshares, Inc.                                 34,060           1,780
KeyCorp                                                   93,900           3,589
PNC Financial Services
   Group, Inc.                                            48,700           3,480
UnionBanCal Corp.                                          3,400             238
Wachovia Corp.                                            15,700             940
Whitney Holding Corp.                                     34,700           1,234
Wilmington Trust Corp.                                    32,400           1,435
                                                                     -----------
                                                                          18,548
DIVERSIFIED FINANCIALS 38.2%
--------------------------------------------------------------------------------
American Express Co.                                      30,100           1,620
AmeriCredit Corp. *                                       31,800             963
Ameriprise Financial, Inc.                                 4,940             242
Bank of America Corp.                                     15,500             774
Capital One Financial Corp.                               34,700           3,006
E*TRADE Financial Corp. *                                 38,600             960
Franklin Resources, Inc.                                  29,100           2,710
Investment Technology
   Group, Inc. *                                          33,500           1,775
JPMorgan Chase & Co.                                      74,000           3,358
Mellon Financial Corp.                                    76,000           2,860
Merrill Lynch & Co., Inc.                                 39,100           2,982
Moody's Corp.                                             21,500           1,333
Northern Trust Corp.                                      43,000           2,532
State Street Corp.                                        34,400           2,247
The Bank of New York
   Co., Inc.                                               2,900             102
                                                                     -----------
                                                                          27,464
INSURANCE 32.9%
--------------------------------------------------------------------------------
AFLAC, Inc.                                               18,500             879
American Financial
   Group, Inc.                                            14,500             642
American Physicians
   Capital, Inc. *                                         5,500             266
AON Corp.                                                 14,400             603
Assurant, Inc.                                            17,100             824
Chubb Corp.                                               47,400           2,443
CNA Financial Corp. *                                      9,400             302
Hartford Financial Services
   Group, Inc.                                             6,000             552
HCC Insurance Holdings, Inc.                               9,100             305
Loews Corp.                                               27,900           2,962
Metlife, Inc.                                             68,400           3,564
Nationwide Financial
   Services, Inc., Class A                                41,000           1,799
Principal Financial Group, Inc.                           64,700           3,320
Protective Life Corp.                                     13,900             700
Prudential Financial, Inc.                                37,400           2,922
SAFECO Corp.                                              10,600             550
StanCorp Financial
   Group, Inc.                                             3,800             187
The Allstate Corp.                                         2,100             119
W. R. Berkley Corp.                                       19,125             716
                                                                     -----------
                                                                          23,655


84 See financial notes.

SCHWAB FINANCIAL SERVICES FUND

                                                       NUMBER OF        VALUE
SECURITY                                                 SHARES      ($ x 1,000)
REAL ESTATE 1.1%
--------------------------------------------------------------------------------
CB Richard Ellis Group, Inc.,
   Class A *                                               9,400             826

                                                     FACE AMOUNT        VALUE
SECURITY                                             ($ x 1,000)     ($ x 1,000)
SHORT-TERM INVESTMENT 0.8% OF NET ASSETS

Brown Brothers Harriman & Co.
   Cash Management Sweep                                     587             587

END OF INVESTMENTS.

At April 30, 2006 the tax basis cost of the fund's investments was $62,635, and the unrealized appreciation and depreciation were $8,576 and ($131), respectively, with a net unrealized appreciation of $8,445.

* Non-income producing security.


                                                         See financial notes. 85

SCHWAB FINANCIAL SERVICES FUND

Statement of
ASSETS AND LIABILITIES

As of April 30, 2006; unaudited. All numbers are x 1,000 except NAV.

ASSETS
--------------------------------------------------------------------------------
Investments, at value (cost $62,630)                                     $71,080
Receivables:
   Fund shares sold                                                          812
   Dividends                                                                  53
Prepaid expenses                                                      +       22
                                                                      ----------
TOTAL ASSETS                                                              71,967

LIABILITIES
--------------------------------------------------------------------------------
Payables:
   Transfer agent and shareholder services fees                                2
   Investment adviser and administrator fees                                   3
   Fund shares redeemed                                                       19
Accrued expenses                                                      +       16
                                                                      ----------
TOTAL LIABILITIES                                                             40

NET ASSETS
--------------------------------------------------------------------------------
TOTAL ASSETS                                                              71,967
TOTAL LIABILITIES                                                     -       40
                                                                      ----------
NET ASSETS                                                               $71,927

NET ASSETS BY SOURCE
Capital received from investors                                           62,344
Net investment income not yet distributed                                    178
Net realized capital gains                                                   955
Net unrealized capital gains                                               8,450

NET ASSET VALUE (NAV)
                          SHARES
NET ASSETS     /     OUTSTANDING     =       NAV
   $71,927                $4,641           15.50


86 See financial notes.

SCHWAB FINANCIAL SERVICES FUND

Statement of
OPERATIONS

For November 1, 2005 through April 30, 2006; unaudited. All numbers are x 1,000.

INVESTMENT INCOME
--------------------------------------------------------------------------------
Dividends                                                                   $481
Interest                                                               +      18
                                                                       ---------
TOTAL INVESTMENT INCOME                                                      499

NET REALIZED GAINS AND LOSSES
--------------------------------------------------------------------------------
Net realized gains on investments                                            961

NET UNREALIZED GAINS AND LOSSES
--------------------------------------------------------------------------------
Net unrealized gains on investments                                        4,434

EXPENSES
--------------------------------------------------------------------------------
Investment adviser and administrator fees                                    127
Transfer agent and shareholder service fees:                                  59
Trustees' fees                                                                 3
Custodian fees                                                                 2
Portfolio accounting fees                                                     11
Professional fees                                                             13
Registration fees                                                             12
Shareholder reports                                                    +       2
                                                                       ---------
TOTAL EXPENSES                                                               229

INCREASE IN NET ASSETS FROM OPERATIONS
--------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                                      499
TOTAL EXPENSES                                                         -     229
                                                                       ---------
NET INVESTMENT INCOME                                                        270
NET REALIZED GAINS                                                           961
NET UNREALIZED GAINS                                                   +   4,434
                                                                       ---------
INCREASE IN NET ASSETS FROM OPERATIONS                                    $5,665


                                                         See financial notes. 87

SCHWAB FINANCIAL SERVICES FUND

Statements of
CHANGES IN NET ASSETS

For current and prior report periods. All numbers are x 1,000.
Figures for current period are unaudited.

OPERATIONS
--------------------------------------------------------------------------------
                                           11/1/05-4/30/06     11/1/04-10/31/05
Net investment income                                 $270                 $224
Net realized gains                                     961                1,583
Net unrealized gains                       +         4,434                1,980
                                           -------------------------------------
INCREASE IN NET ASSETS FROM OPERATIONS               5,665                3,787

DISTRIBUTIONS PAID
--------------------------------------------------------------------------------
Dividends from net investment income                   264                  139
Distribution from net realized gains       +         1,581                1,403
                                           -------------------------------------
TOTAL DIVIDENDS AND DISTRIBUTIONS PAID              $1,845               $1,542

TRANSACTIONS IN FUND SHARES
--------------------------------------------------------------------------------
                                           11/1/05-4/30/06    11/1/04-10/31/05
                                          SHARES      VALUE   SHARES      VALUE
Shares Sold                                2,915    $43,382      885    $11,993
Shares Reinvested                            114      1,645      103      1,356
Shares Redeemed                          +  (372)    (5,527)    (495)    (6,547)
                                         ---------------------------------------
NET TRANSACTIONS IN FUND SHARES            2,657    $39,500      493     $6,802

SHARES OUTSTANDING AND NET ASSETS
--------------------------------------------------------------------------------
                                           11/1/05-4/30/06    11/1/04-10/31/05
                                          SHARES NET ASSETS   SHARES NET ASSETS
Beginning of period                        1,984    $28,607    1,491    $19,560
Total increase or decrease               + 2,657     43,320      493      9,047
                                         ---------------------------------------
END OF PERIOD                              4,641    $71,927    1,984    $28,607
                                         ---------------------------------------
NET INVESTMENT INCOME NOT YET DISTRIBUTED              $178                $172


88 See financial notes.

SCHWAB HEALTH CARE FUND(TM)

FINANCIAL STATEMENTS

FINANCIAL HIGHLIGHTS

                                                      11/1/05-    11/1/04-    11/1/03-    11/1/02-    11/1/01-    11/1/00-
                                                      4/30/06*    10/31/05    10/31/04    10/31/03    10/31/02    10/31/01
----------------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)
----------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period                 14.03        10.78        8.43        7.12        9.00       10.27
                                                      ----------------------------------------------------------------------
Income or loss from investment operations:
  Net investment income or loss                        (0.01)       (0.02)      (0.06)       0.01        0.03        0.00 1
  Net realized and unrealized gains or losses           0.37         3.27        2.41        1.33       (1.90)      (1.10)
                                                      ----------------------------------------------------------------------
  Total income or loss from investment operations       0.36         3.25        2.35        1.34       (1.87)      (1.10)
Less distributions:
  Dividends from net investment income                    --           --          --       (0.03)      (0.01)      (0.00) 1
  Distributions from net realized gains                   --           --          --          --          --       (0.17)
                                                      ----------------------------------------------------------------------
  Total distributions                                     --           --          --       (0.03)      (0.01)      (0.17)
                                                      ----------------------------------------------------------------------
Net asset value at end of period                       14.39        14.03       10.78        8.43        7.12        9.00
                                                      ----------------------------------------------------------------------
Total return (%)                                        2.57 2      30.15       27.88       18.96      (20.84)     (10.94)

RATIOS/SUPPLEMENTAL DATA (%)
----------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:
  Net operating expenses                                0.84 3       0.89        1.04        1.04        0.89        0.89
  Gross operating expenses                              0.84 3       0.89        1.07        1.34        1.18        1.17
  Net investment income or loss                        (0.12) 3     (0.28)      (0.73)       0.13        0.25        0.06
Portfolio turnover rate                                   43 2         42         105         200          99          92
Net assets, end of period ($ x 1,000,000)                593          397          54          25          21          32

* Unaudited.

1 Per share amount was less than $0.01.

2 Not Annualized.

3 Annualized.


                                                         See financial notes. 89

SCHWAB HEALTH CARE FUND

PORTFOLIO HOLDINGS as of April 30, 2006, (Unaudited)

This section shows all the securities in the fund's portfolio by Industry classification and their value as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at http://www.sec.gov and may be viewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund's most recent Form N-Q is also available by visiting Schwab's website at www.schwab.com/schwabfunds.

                                                         COST           VALUE
HOLDINGS BY CATEGORY                                 ($ x 1,000)     ($ x 1,000)
--------------------------------------------------------------------------------
 99.6%  COMMON STOCK                                     563,843        590,451

   --%  RIGHTS                                                --             --
--------------------------------------------------------------------------------
 99.6%  TOTAL INVESTMENTS                                563,843        590,451

  2.3%  COLLATERAL INVESTE D
        FOR SECURITIES ON
        LOAN                                              13,657         13,657

(1.9)%  OTHER ASSETS AND
        LIABILITIES, NET                                                (11,453)
--------------------------------------------------------------------------------
100.0%  TOTAL NET ASSETS                                                592,655
--------------------------------------------------------------------------------

                                                       NUMBER OF        VALUE
SECURITY                                                 SHARES      ($ x 1,000)
COMMON STOCK 99.6% OF NET ASSETS

HEALTH CARE EQUIPMENT & SERVICES 59.3%
--------------------------------------------------------------------------------
Aetna, Inc.                                              520,300          20,032
AmerisourceBergen Corp.                                  553,800          23,896
Baxter International, Inc.                               301,400          11,363
Becton Dickinson & Co.                                   416,600          26,262
C.R. Bard, Inc.                                          100,000           7,446
Cardinal Health, Inc.                                    309,300          20,831
Caremark Rx, Inc.                                         29,000           1,321
Cerner Corp. (a)*                                        208,000           8,247
CIGNA Corp.                                              202,500          21,668
Cutera, Inc. *                                            65,200           1,716
Dade Behring Holdings, Inc.                              525,600          20,498
Datascope Corp.                                           10,000             386
Dentsply International, Inc.                             122,400           7,304
Express Scripts, Inc. *                                  294,000          22,973
Haemonetics Corp. *                                      223,300          12,170
Health Net, Inc. *                                       394,800          16,068
IDEXX Laboratories, Inc. *                                85,100           7,081
IMS Health, Inc.                                         466,800          12,688
Kinetic Concepts, Inc. *                                  21,600             943
Lincare Holdings, Inc. *                                 280,000          11,068
McKesson Corp.                                           498,200          24,208
MedCath Corp. (a)*                                        20,100             304
Medco Health Solutions, Inc. *                           371,200          19,759
Medical Action Industries,
   Inc. *                                                 25,000             598
Molina Healthcare, Inc. *                                 36,500           1,194
Sierra Health Services,
   Inc. (a)*                                             630,500          24,722
TriZetto Group, Inc. *                                   100,000           1,572
UnitedHealth Group, Inc.                                  25,000           1,244
WellPoint, Inc. *                                        338,600          24,040
                                                                    ------------
                                                                         351,602
PHARMACEUTICALS & BIOTECHNOLOGY 40.3%
--------------------------------------------------------------------------------
Accelrys, Inc. *                                         159,500           1,123
Allergan, Inc.                                            64,000           6,574
Alpharma, Inc., Class A                                  664,300          17,438
Applied Biosystems Group -
   Applera Corp.                                         953,800          27,508
Barr Pharmaceuticals, Inc. *                             319,600          19,352
Biogen Idec, Inc. *                                      388,300          17,415
Bruker BioSciences Corp. *                                30,000             176
Endo Pharmaceutical
   Holdings, Inc. *                                      256,200           8,057
Gilead Sciences, Inc. *                                  391,600          22,517
Kendle International, Inc. *                             208,700           7,837
King Pharmaceuticals, Inc. *                           1,474,200          25,636
Merck & Co., Inc.                                        721,100          24,820
PAREXEL International
   Corp. *                                                39,300           1,160
PerkinElmer, Inc.                                        913,400          19,583
Pfizer, Inc.                                           1,006,600          25,497
Stratagene Corp. *                                        12,000             132
Varian, Inc. *                                            10,000             433
Watson Pharmaceuticals,
   Inc. *                                                477,900          13,591
                                                                    ------------
                                                                         238,849


90 See financial notes.

SCHWAB HEALTH CARE FUND

                                                       NUMBER OF        VALUE
SECURITY                                                 SHARES      ($ x 1,000)
RIGHTS 0.0% OF NET ASSETS

PHARMACEUTICALS & BIOTECHNOLOGY 0.0%
--------------------------------------------------------------------------------
OSI Pharmaceuticals, Inc.                                    458              --

END OF INVESTMENTS.

COLLATERAL INVESTED FOR SECURITIES ON LOAN 2.3%
OF NET ASSETS

State Street Navigator
   Security Lending
   Prime Portfolio                                        13,657          13,657

END OF COLLATERAL INVESTED FOR SECURITIES ON LOAN.

At April 30, 2006 the tax basis cost of the fund's investments was $564,374, and the unrealized appreciation and depreciation were $39,400 and ($13,323), respectively, with a net unrealized appreciation of $26,077.

*   Non-income producing security.
(a) All or a portion of this security is on loan.


                                                         See financial notes. 91

SCHWAB HEALTH CARE FUND

Statement of
ASSETS AND LIABILITIES

As of April 30, 2006; unaudited. All numbers are x 1,000 except NAV.

ASSETS
--------------------------------------------------------------------------------
Investments, at value including securities on
   loan of $13,363 (cost $563,843)                                     $590,451
Collateral invested for securities on loan                               13,657
Receivables:
   Fund shares sold                                                       2,545
   Dividends                                                                 93
   Investments sold                                                       4,044
Prepaid expenses                                                    +        56
                                                                    ------------
TOTAL ASSETS                                                            610,846

LIABILITIES
--------------------------------------------------------------------------------
Collateral invested for securities on loan                               13,657
Bank overdraft                                                            1,215
Payables:
   Transfer agent and shareholder services fees                              12
   Investment adviser and administrator fees                                 25
   Fund shares redeemed                                                   3,203
Accrued expenses                                                    +        79
                                                                    ------------
TOTAL LIABILITIES                                                        18,191

NET ASSETS
--------------------------------------------------------------------------------
TOTAL ASSETS                                                            610,846
TOTAL LIABILITIES                                                   -    18,191
                                                                    ------------
NET ASSETS                                                             $592,655

NET ASSETS BY SOURCE
Capital received from investors                                         554,737
Net investment loss                                                        (316)
Net realized capital gains                                               11,626
Net unrealized capital gains                                             26,608

NET ASSET VALUE (NAV)
                              SHARES
NET ASSETS       /       OUTSTANDING       =       NAV
$592,655                      41,182             14.39


92 See financial notes.

SCHWAB HEALTH CARE FUND

Statement of
OPERATIONS

For November 1, 2005 through April 30, 2006; unaudited. All numbers are x 1,000.

INVESTMENT INCOME
--------------------------------------------------------------------------------
Dividends                                                                $1,858
Interest                                                                     94
Lending of securities                                                 +      29
                                                                      ----------
TOTAL INVESTMENT INCOME                                                   1,981

NET REALIZED GAINS AND LOSSES
--------------------------------------------------------------------------------
Net realized gains on investments                                        16,020

NET UNREALIZED GAINS AND LOSSES
--------------------------------------------------------------------------------
Net unrealized losses on investments                                    (13,568)

EXPENSES
--------------------------------------------------------------------------------
Investment adviser and administrator fees                                 1,459
Transfer agent and shareholder service fees                                 679
Trustees' fees                                                                4
Custodian fees                                                               10
Portfolio accounting fees                                                    24
Professional fees                                                            14
Registration fees                                                            80
Shareholder reports                                                          25
Other expenses                                                        +       2
                                                                      ----------
TOTAL EXPENSES                                                            2,297

INCREASE IN NET ASSETS FROM OPERATIONS
--------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                                   1,981
TOTAL EXPENSES                                                        -   2,297
                                                                      ----------
NET INVESTMENT LOSS                                                        (316)
NET REALIZED GAINS                                                       16,020
NET UNREALIZED LOSSES                                                 + (13,568)
                                                                      ----------
INCREASE IN NET ASSETS FROM OPERATIONS                                   $2,136


                                                         See financial notes. 93

SCHWAB HEALTH CARE FUND

Statements of
CHANGES IN NET ASSETS

For current and prior report periods. All numbers are x 1,000.
Figures for current period are unaudited.

OPERATIONS
--------------------------------------------------------------------------------
                                           11/1/05-4/30/06     11/1/04-10/31/05
Net investment loss                                  ($316)               ($536)
Net realized gains                                  16,020                  317
Net unrealized gains or losses             +       (13,568)              33,870
                                           -------------------------------------
INCREASE IN NET ASSETS FROM OPERATIONS               2,136               33,651

TRANSACTIONS IN FUND SHARES
--------------------------------------------------------------------------------
                                       11/1/05-4/30/06        11/1/04-10/31/05
                                      SHARES       VALUE     SHARES       VALUE
Shares sold                           19,391    $289,925     25,580    $339,672
Shares redeemed                    +  (6,495)    (96,262)    (2,299)    (30,399)
                                   ---------------------------------------------

NET TRANSACTIONS IN FUND SHARES       12,896    $193,663     23,281    $309,273

SHARES OUTSTANDING AND NET ASSETS
--------------------------------------------------------------------------------
                                       11/1/05-4/30/06        11/1/04-10/31/05
                                      SHARES  NET ASSETS     SHARES  NET ASSETS
Beginning of period                   28,286    $396,856      5,005     $53,932
Total increase                     +  12,896     195,799     23,281     342,924
                                   ---------------------------------------------
END OF PERIOD                         41,182    $592,655     28,286    $396,856
                                   ---------------------------------------------

NET INVESTMENT LOSS                                ($316)                   $--


94 See financial notes.

SCHWAB TECHNOLOGY FUND(TM)

FINANCIAL STATEMENTS

FINANCIAL HIGHLIGHTS

                                                     11/1/05-      11/1/04-      11/1/03-      11/1/02-      11/1/01-      11/1/00-
                                                     4/30/06*      10/31/05      10/31/04      10/31/03      10/31/02      10/31/01
------------------------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period                 4.88          4.42          4.32          2.90          3.86          8.52
                                                     -------------------------------------------------------------------------------
Income or loss from investment operations:
  Net investment loss                                 (0.01)        (0.01)        (0.04)        (0.02)        (0.02)        (0.03)
  Net realized and unrealized gains or losses          0.52          0.47          0.14          1.44         (0.94)        (4.63)
                                                     -------------------------------------------------------------------------------
  Total income or loss from investment operations      0.51          0.46          0.10          1.42         (0.96)        (4.66)
                                                     -------------------------------------------------------------------------------
Net asset value at end of period                       5.39          4.88          4.42          4.32          2.90          3.86
                                                     -------------------------------------------------------------------------------
Total return (%)                                      10.45 2       10.41          2.31         48.97        (24.87)       (54.69)

RATIOS/SUPPLEMENTAL DATA (%)
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:
  Net operating expenses                               0.92 3        0.97          1.02 1        1.04          0.89          0.89
  Gross operating expenses                             0.92 3        0.97          1.02          1.25          1.15          1.16
  Net investment loss                                 (0.44) 3      (0.23)        (0.78)        (0.65)        (0.57)        (0.65)
Portfolio turnover rate                                  37 2          89           109           165           117           120
Net assets, end of period ($ x 1,000,000)                80            53            49            43            26            39

* Unaudited.

1 The ratio of net operating expenses would have been 1.01% if interest expense had not been included.

2 Not Annualized.

3 Annualized.


                                                         See financial notes. 95

SCHWAB TECHNOLOGY FUND

PORTFOLIO HOLDINGS as of April 30, 2006, (Unaudited)

This section shows all the securities in the fund's portfolio by Industry classification and their value as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at http://www.sec.gov and may be viewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund's most recent Form N-Q is also available by visiting Schwab's website at www.schwab.com/schwabfunds.

                                                       COST             VALUE
HOLDINGS BY CATEGORY                                ($ x 1,000)      ($ x 1,000)
--------------------------------------------------------------------------------
 99.6%  COMMON STOCK                                     69,687          79,893

  0.4%  SHORT-TERM
        INVESTMENT                                          338             338
--------------------------------------------------------------------------------
100.0%  TOTAL INVESTMENTS                                70,025          80,231

  4.2%  COLLATERAL INVESTED
        FOR SECURITIES ON
        LOAN                                              3,392           3,392

(4.2)%  OTHER ASSETS AND
        LIABILITIES, NET                                                 (3,352)
--------------------------------------------------------------------------------
100.0%  TOTAL NET ASSETS                                                 80,271

                                                      NUMBER OF         VALUE
SECURITY                                                SHARES       ($ x 1,000)
COMMON STOCK 99.6% OF NET ASSETS

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
23.1%
--------------------------------------------------------------------------------
Advanced Micro Devices,
   Inc. (a)*                                             34,700            1,123
Anadigics, Inc. *                                        69,400              621
Analog Devices, Inc.                                     24,100              914
Applied Materials, Inc.                                 143,300            2,572
Axcelis Technologies, Inc. *                              8,100               48
Broadcom Corp., Class A *                                 7,050              290
Cymer, Inc. *                                            20,100            1,039
Fairchild Semiconductor
   International, Inc. *                                 29,100              601
Lam Research Corp. *                                     29,300            1,432
LSI Logic Corp. *                                        91,200              971
MKS Instruments, Inc. *                                  10,000              239
National Semiconductor Corp.                            105,600            3,166
Novellus Systems, Inc. *                                 11,500              284
ON Semiconductor Corp. *                                129,800              931
Texas Instruments, Inc.                                 124,000            4,304
                                                                    ------------
                                                                          18,535
SOFTWARE & SERVICES 36.2%
--------------------------------------------------------------------------------
Actuate Corp. *                                         192,500              810
Amdocs Ltd. *                                            32,300            1,202
Autodesk, Inc. *                                         31,600            1,328
BEA Systems, Inc. *                                      53,300              706
BMC Software, Inc. *                                     62,400            1,344
Cadence Design
   Systems, Inc. *                                      110,400            2,090
Ceridian Corp. *                                         61,900            1,500
CheckFree Corp. *                                        33,100            1,783
Citrix Systems, Inc. *                                   28,800            1,150
Computer Sciences Corp. *                                60,400            3,536
Electronic Data Systems
   Corp.                                                121,900            3,301
Embarcadero Technologies,
   Inc. *                                                56,500              344
Global Payments, Inc.                                    60,700            2,879
Hyperion Solutions Corp. *                               25,400              778
Indus International, Inc. *                              47,600              155
infoUSA, Inc. *                                          12,500              140
Intuit, Inc. *                                            4,200              228
Lightbridge, Inc. *                                      80,300            1,021
McAfee, Inc. *                                           22,900              597
Red Hat, Inc. *                                           9,500              279
SonicWALL, Inc. *                                        38,700              329
Sybase, Inc. *                                           48,900            1,065
Sykes Enterprises, Inc. *                                15,000              243
Symantec Corp. *                                         23,400              383
Synopsys, Inc. *                                         71,600            1,563
VeriFone Holdings, Inc. *                                10,000              310
                                                                    ------------
                                                                          29,064
TECHNOLOGY HARDWARE & EQUIPMENT 40.3%
--------------------------------------------------------------------------------
Adaptec, Inc. *                                          20,000              111
Advanced Digital Information
   Corp. *                                              125,600            1,066
Agilent Technologies, Inc. *                             28,400            1,091
AVX Corp. (a)                                           130,300            2,319


96 See financial notes.

SCHWAB TECHNOLOGY FUND

                                                      NUMBER OF         VALUE
SECURITY                                                SHARES       ($ x 1,000)
Brocade Communications
   Systems, Inc. *                                       95,000              585
Cisco Systems, Inc. *                                    75,000            1,571
Coherent, Inc. *                                          7,500              278
CommScope, Inc. *                                        10,000              331
Electronics for Imaging, Inc. *                           4,300              118
Harris Corp.                                             50,400            2,347
Hewlett-Packard Co.                                     137,900            4,478
Imation Corp.                                            49,500            2,079
International Business
   Machines Corp.                                        54,800            4,512
Molex, Inc.                                              22,000              817
Motorola, Inc.                                          171,900            3,670
NCR Corp. *                                              46,200            1,820
Park Electrochemical Corp.                                5,500              170
Photon Dynamics, Inc. *                                  10,000              191
Planar Systems, Inc. *                                    5,000               81
QLogic Corp. *                                           34,900              726
Qualcomm, Inc.                                           12,800              657
Rofin-Sinar Technologies,
   Inc. *                                                 8,900              499
Staktek Holdings, Inc. *                                 27,100              177
Tech Data Corp. *                                        70,800            2,600
                                                                     -----------
                                                                          32,294

                                                    FACE AMOUNT         VALUE
SECURITY                                            ($ x 1,000)      ($ x 1,000)
SHORT-TERM INVESTMENT 0.4% OF NET ASSETS

Brown Brothers Harriman & Co.
   Cash Management Sweep                                    338              338

END OF INVESTMENTS.

COLLATERAL INVESTED FOR SECURITIES ON LOAN 4.2%
OF NET ASSETS

State Street Navigator
   Security Lending Prime
   Portfolio                                              3,392            3,392

At 04/30/06 the tax basis cost of the fund's investments was $70,031, and the unrealized appreciation and depreciation were $11,549 and ($1,349), respectively, with a net unrealized appreciation of $10,200.

*   Non-income producing security.
(a) All or a portion of this security is on loan.


                                                         See financial notes. 97

SCHWAB TECHNOLOGY FUND

Statement of
ASSETS AND LIABILITIES

As of April 30, 2006; unaudited. All numbers are x 1,000 except NAV.

ASSETS
--------------------------------------------------------------------------------
Investments, at value including securities on
   loan of $3,392 (cost $70,025)        $80,231
Collateral invested for securities on loan                                3,392
Cash                                                                          3
Receivables:
   Fund shares sold                                                         236
   Dividends                                                                  4
Prepaid expenses                                                     +       13
                                                                     -----------
TOTAL ASSETS                                                             83,879

LIABILITIES
--------------------------------------------------------------------------------
Collateral invested for securities on loan                                3,392
Payables:
   Fund shares redeemed                                                      47
   Investments bought                                                       143
   Investment adviser and administrator fees                                  4
   Transfer agent and shareholder services fees                               2
Accrued expenses                                                     +       20
                                                                     -----------
TOTAL LIABILITIES                                                         3,608

NET ASSETS
--------------------------------------------------------------------------------
TOTAL ASSETS                                                             83,879
TOTAL LIABILITIES                                                    -    3,608
                                                                     -----------
NET ASSETS                                                              $80,271

NET ASSETS BY SOURCE
Capital received from investors                                         106,251
Net investment loss                                                        (154)
Net realized capital losses                                             (36,032)
Net unrealized capital gains                                             10,206

NET ASSET VALUE (NAV)
                        SHARES
NET ASSETS    /    OUTSTANDING    =      NAV
$80,271                 14,894         $5.39


98 See financial notes.

SCHWAB TECHNOLOGY FUND

Statement of
OPERATIONS

For November 1, 2005 through April 30, 2006; unaudited. All numbers are x 1,000.

INVESTMENT INCOME
------------------------------------------------------------------------------------------
Dividends                                                                            $153
Interest                                                                               12
Securities on loan                                                              +       1
                                                                                ----------
TOTAL INVESTMENT INCOME                                                               166

NET REALIZED GAINS AND LOSSES
------------------------------------------------------------------------------------------
Net realized gains on investments sold                                              2,845

NET UNREALIZED GAINS AND LOSSES
------------------------------------------------------------------------------------------
Net unrealized gains on investments                                                 3,363

EXPENSES
------------------------------------------------------------------------------------------
Investment adviser and administrator fees                                             187
Transfer agent and shareholder service fees                                            90
Trustees' fees                                                                          3
Portfolio accounting fees                                                              15
Professional fees                                                                      13
Registration fees                                                                      11
Other expenses                                                                  +       1
                                                                                ----------
TOTAL EXPENSES                                                                        320

INCREASE IN NET ASSETS FROM OPERATIONS
------------------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                                               166
TOTAL EXPENSES                                                                  -     320
                                                                                ----------
NET INVESTMENT INCOME                                                                (154)
NET REALIZED GAINS                                                                  2,845
NET UNREALIZED GAINS                                                            +   3,363
                                                                                ----------
INCREASE IN NET ASSETS FROM OPERATIONS                                             $6,054


                                                         See financial notes. 99

SCHWAB TECHNOLOGY FUND

Statements of
CHANGES IN NET ASSETS

For current and prior report periods. All numbers are x 1,000.
Figures for current period are unaudited.

OPERATIONS
--------------------------------------------------------------------------------
                                         11/1/05-4/30/06       11/1/04-10/31/05
Net investment loss                                ($154)                 ($111)
Net realized gains                                 2,845                  2,354
Net unrealized gains                     +         3,363                  2,534
                                         ---------------------------------------
INCREASE IN NET ASSETS FROM OPERATIONS            $6,054                 $4,777

TRANSACTIONS IN FUND SHARES
--------------------------------------------------------------------------------
                                        11/1/05-4/30/06       11/1/04-10/31/05
                                       SHARES       VALUE    SHARES       VALUE
Shares sold                             5,832     $30,756     3,726     $17,658
Shares redeemed                     +  (1,861)     (9,803)   (3,904)    (18,286)
                                    --------------------------------------------
NET TRANSACTIONS IN FUND SHARES         3,971     $20,953      (178)      ($628)

SHARES OUTSTANDING AND NET ASSETS
--------------------------------------------------------------------------------
                                        11/1/05-4/30/06       11/1/04-10/31/05
                                       SHARES  NET ASSETS    SHARES  NET ASSETS
Beginning of period                    10,923     $53,264    11,101     $49,115
Total increase or decrease          +   3,971      27,007      (178)      4,149
                                    --------------------------------------------
END OF PERIOD                          14,894     $80,271    10,923     $53,264
                                    --------------------------------------------
NET INVESTMENT LOSS                                 ($154)                  $--


100 See financial notes.

SCHWAB ACTIVE EQUITY FUNDS

FINANCIAL NOTES, UNAUDITED.

Unless stated, all dollar amounts are x 1,000.

1. BUSINESS STRUCTURE OF THE FUNDS

Each of the funds discussed in this report is a series of Schwab Capital Trust, a no-load, open-end management investment company. The company is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended. The list below shows all the funds in the trust including the funds discussed in this report, which are highlighted:

SCHWAB CAPITAL TRUST (organized May 7, 1993)
  SCHWAB PREMIER EQUITY FUND(R)
  SCHWAB CORE EQUITY FUND(TM)
  SCHWAB DIVIDEND EQUITY FUND(TM)
  SCHWAB LARGE-CAP GROWTH FUND(TM)
  SCHWAB SMALL-CAP EQUITY FUND(TM)
  SCHWAB HEDGED EQUITY FUND(TM)
  SCHWAB FINANCIAL SERVICES FUND(TM)
  SCHWAB HEALTH CARE FUND(TM)
  SCHWAB TECHNOLOGY FUND(TM)
  Schwab S&P 500 Index Fund
  Schwab Institutional Select(R) S&P 500 Fund
  Schwab Small-Cap Index Fund(R)
  Schwab Total Stock Market Index Fund(R)
  Schwab International Index Fund(R)
  Schwab MarketTrack All Equity Portfolio(TM)
  Schwab MarketTrack Growth Portfolio(TM)
  Schwab MarketTrack Balanced Portfolio(TM)
  Schwab MarketTrack Conservative Portfolio(TM)
  Laudus U.S. MarketMasters Fund(TM)
  Laudus Small-Cap MarketMasters Fund(TM)
  Laudus International MarketMasters Fund(TM)
  Schwab Viewpoints Fund(TM)
  Schwab Target 2010 Fund
  Schwab Target 2020 Fund
  Schwab Target 2030 Fund
  Schwab Target 2040 Fund
  Schwab Retirement Income Fund

Schwab Premier Equity Fund, Schwab Dividend Equity Fund, Schwab Large-Cap Growth Fund, Schwab Small-Cap Equity Fund and Schwab Hedged Equity Fund offer two share classes: Investor Shares and Select Shares(R). Shares of each class represent interest in the same portfolio, but each class has different expenses and investment minimums. Schwab Core Equity Fund, Schwab Financial Services Fund, Schwab Health Care Fund and Schwab Technology Fund each offer one share class.

Shares are bought and sold at net asset value, or NAV, which is the price for all outstanding shares. Each share has a par value of 1/1,000 of a cent, and the trustees may issue as many shares as necessary.

The Schwab Premier Equity Fund and the Schwab Large-Cap Growth Fund commenced operations on March 21, 2005 and October 3, 2005, respectively. The Schwab Hedged Equity Fund started offering Investor Shares on March 1, 2005 and the fund shares in existence prior to March 1, 2005 were designated as Select Shares.

2. SIGNIFICANT ACCOUNTING POLICIES:

The following is a summary of the significant accounting policies the funds use in their operations and in their preparation of financial statements:

(A) SECURITY VALUATION:

The Funds value the securities in their portfolios every business day. The Funds use the following policies to value various types of securities:


                                                        See financial notes. 101

SCHWAB ACTIVE EQUITY FUNDS

Unless stated, all dollar amounts are x 1,000.

2. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

- SECURITIES TRADED ON AN EXCHANGE OR OVER-THE-COUNTER: valued at the closing value for the day, or, on days when no closing value has been reported, halfway between the most recent bid and asked quotes. Securities that are primarily traded on foreign exchanges are valued at the closing values of such securities on their respective exchanges with these values then translated into U.S. dollars at the current exchange rate.

- SECURITIES FOR WHICH NO QUOTED VALUE IS AVAILABLE OR WHEN A SIGNIFICANT EVENT HAS OCCURRED BETWEEN THE TIME OF THE SECURITY'S LAST CLOSE AND THE TIME THE FUND CALCULATES NET ASSET VALUE: valued at fair value, as determined in good faith by the fund's investment adviser using guidelines adopted by the fund's Board of Trustees and the Pricing Committee. Some of the more common reasons that may necessitate that a security be valued at fair value include: the security's trading has been halted or suspended; the security has been de-listed from a national exchange; the security's primary trading market is temporarily closed at a time when under normal conditions it would be open; or the security's primary pricing source is not able or willing to provide a price.

- FUTURES AND FORWARDS: open contracts are valued at their settlement prices as of the close of their exchanges (for futures) or at a market value based on that day's exchange rates (for forwards). When a fund closes out a futures or forwards position, it calculates the difference between the value of the position at the beginning and at the end, and records a realized gain or loss accordingly.

- SHORT-TERM SECURITIES (60 DAYS OR LESS TO MATURITY): valued at amortized cost.

- MUTUAL FUNDS: valued at their respective net asset values as determined by those funds, in accordance with the 1940 Act.

(B) PORTFOLIO INVESTMENTS:

FUTURES CONTRACT: The funds may invest in futures contracts. Futures contracts involve certain risks because they can be very sensitive to market movements.

One risk is that the price of a futures contract may not move in perfect correlation with the price of the underlying securities. Another risk is that, at certain times, it may be impossible for a fund to close out a position in a futures contract, due to a difference in trading hours or to market conditions that may reduce the liquidity for a futures contract or its underlying securities. The potential for losses associated with futures contracts may exceed amounts recorded in the Statement of Assets and Liabilities.

Because futures carry inherent risks, a fund must give the broker a deposit of cash and/or securities (the "initial margin") whenever it enters into the futures contract. The amount of the deposit may vary from one contract to another, but it is generally a percentage of the contract amount.

Futures are traded publicly on exchanges, and their market value changes daily. A fund records the change in market value of futures, and also the change in the amount of margin deposit required ("due to/from broker").


102 Schwab Focus Funds

SCHWAB ACTIVE EQUITY FUNDS

Unless stated, all dollar amounts are x 1,000.

2. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

FORWARD CURRENCY CONTRACT: The Funds may invest in forward currency contracts in connection with the purchase and sale of portfolio securities to minimize the uncertainty of changes in future exchange rates. "Forwards" as they are known, are contracts to buy and sell a currency at a set price on a future date. Forwards are similar to futures except that they are not publicly traded, but are agreements directly between two parties.

As with futures, forwards involve certain risks that are not fully reflected in the fund's financials. If counter-parties to the contracts or if the value of the foreign currency changes unfavorably, the fund could sustain a loss.

SHORT SALE: SCHWAB HEDGED EQUITY FUND may sell securities short (sell securities it does not own). When it does so, the fund also places assets worth at least 100% of the value of the short securities into a segregated account, as collateral. If the market value of the short securities subsequently falls, the fund can realize a gain by closing the position. However, if the value rises, the fund typically would have to add to its collateral or close out its short position at a loss. The potential for losses associated with short positions is much greater than the original value of the securities sold short and may exceed amounts recorded in the Statements of Assets and Liabilities.

SECURITIES LENDING: The funds may loan securities to certain brokers, dealers and other financial institutions who pay the funds negotiated fees. The funds receive cash, letters of credit or U.S. government securities as collateral on these loans. All of the cash collateral received is reinvested in high quality, short-term investments. The value of the collateral must be at least 102% of the market value of the loaned securities as of the first day of the loan, and at least 100% each day thereafter. If the value of the collateral falls below 100%, it will be adjusted the following day.

(C) SECURITY TRANSACTIONS:

Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.

If a fund sells securities short, it records the proceeds received as an asset and the obligation to buy back the securities as a liability. At the time a short sale is initiated, the asset and liability are of equal value and effectively cancel each other out. Subsequently, the fund values the liability side of the transaction according to the market price of the securities sold short, and values the asset side according to the value of the proceeds. When the fund closes out a short position (buys the security), it records the outcome as a realized gain or loss. Interest accrued on securities sold short is recorded as an expense on the fund's records.

Assets and liabilities denominated in foreign currencies are reported in U.S. dollars. For assets and liabilities held on a given date, the dollar value is based on market exchange rates in effect on that date. Transactions involving foreign currencies, including purchases, sales, income receipts and expense payments, are calculated using exchange rates in effect on the transaction date.

SCHWAB ACTIVE EQUITY FUNDS

Unless stated, all dollar amounts are x 1,000.

2. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

For the period ended April 30, 2006, purchases and sales of securities were as follows:

                                                   PURCHASES    SALES/MATURITIES
Premier Equity Fund                               $1,034,450            $446,391
Core Equity Fund                                     396,581             174,482
Dividend Equity Fund                                 258,440             276,188
Large-Cap Growth Fund                                 56,667              26,736
Small-Cap Equity Fund                                374,077             157,727
Hedged Equity Fund                                   588,356             246,408
Financial Services Fund                               50,328              13,346
Health Care Fund                                     429,790             228,193
Technology Fund                                       46,039              25,292

(D) INCOME, EXPENSES AND DISTRIBUTIONS:

Income from interest and the accretion of discount is recorded as it accrues. Dividends and distributions from portfolio securities are recorded on the date they are effective (the ex-dividend date), although the funds record certain foreign security dividends on the day they learn of the ex-dividend date.

Expenses that are specific to a fund are charged directly to that fund. Expenses that are common to all funds within a trust generally are allocated among the funds in proportion to their average daily net assets.

For funds offering multiple share classes, the net investment income, the realized and unrealized gains or losses, other than class specific expenses, are allocated daily to each class in proportion to its net assets.

The funds pay dividends from net investment income and make distributions from net realized capital gains once a year, except for Dividend Equity Fund, which makes income distributions quarterly.

Each fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, each fund also keeps certain assets in segregated accounts, as may be required by securities law.

(E) EARLY REDEMPTION FEES:

The funds may impose a short-term redemption fee on any fund shares that are redeemed or exchanged by a shareholder within a specified number of days of the purchase date. The funds charge 2.00% redemption fees on shares held less than 30 days. Such amounts are net of the redemption fee proceeds on the Statement of Changes in Net Assets. The redemption fees charged during the current and prior fiscal years were:


104 Schwab Focus Funds

SCHWAB ACTIVE EQUITY FUNDS

Unless stated, all dollar amounts are x 1,000.

2. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

                                          CURRENT PERIOD    PRIOR PERIOD
PREMIER EQUITY FUND
 Investor Shares                                $22             $25
 Select Shares                                   21              28
CORE EQUITY FUND                                 22              17
DIVIDEND EQUITY FUND
 Investor Shares                                  4              15
 Select Shares                                    3              19
LARGE-CAP GROWTH FUND
 Investor Shares                                  1               3
 Select Shares                                    1              --
SMALL-CAP EQUITY FUND
 Investor Shares                                 10              14
 Select Shares                                    8              16
HEDGED EQUITY FUND
 Investor Shares                                 24               3
 Select Shares                                    6              40
FINANCIAL SERVICES FUND                           3               7
HEALTH CARE FUND                                 16             121
TECHNOLOGY FUND                                   2              10

(F) BORROWING:

The funds may borrow money from banks and custodians. The funds may obtain temporary bank loans through the trusts to which they belong, to use for meeting shareholder redemptions or for extraordinary or emergency purposes. The Schwab Funds have custodian overdraft facilities and line of credit arrangements of $150 million and $100 million with PNC Bank, N.A., and Bank of America, N.A., respectively. The funds pay interest on the amounts they borrow at rates that are negotiated periodically. There was no borrowing for any funds during the period.

                                              AMOUNT                    WEIGHTED
                                           OUTSTANDING     AVERAGE      AVERAGE
                                            AT 4/30/06    BORROWING*    INTEREST
FUND                                        ($ X 1000)    ($ X 1000)    RATE*(%)
Premier Equity Fund                             --           530          4.33
Core Equity Fund                                --          1,068         4.24
Dividend Equity Fund                            --           831          4.79
Large-Cap Equity Fund                           --           132          4.99
Small-Cap Equity Fund                           --           524          4.86
Hedged Equity Fund                            5,936         3,407         4.54
Health Care Fund                              1,215         1,561         5.09
Technology Fund                                 --           129          4.74

* Based on the number of days for which the borrowing is outstanding.

SCHWAB ACTIVE EQUITY FUNDS

Unless stated, all dollar amounts are x 1,000.

2. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

(G) ACCOUNTING ESTIMATES:

The accounting policies described in this report conform with accounting principles generally accepted in the United States of America. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It's possible that once the results are known, they may turn out to be different from these estimates.

(H) INDEMNIFICATION:

Under the funds' organizational documents, the officers and trustees are indemnified against certain liability arising out of the performance of their duties to the funds. In addition, in the normal course of business the funds enter into contracts with their vendors and others that provide general indemnifications. The funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the funds. However, based on experience, the funds expect the risk of loss to be remote.

3. AFFILIATES AND AFFILIATED TRANSACTIONS:

Charles Schwab Investment Management, Inc. (CSIM or the investment adviser), a wholly owned subsidiary of The Charles Schwab Corporation, serves as each fund's investment adviser and administrator pursuant to an Investment Advisory and Administration Agreement (Advisory Agreement) between it and the trust. Charles Schwab & Co., Inc. ("Schwab") is an affiliate of the investment adviser and is the trust's shareholder services agent and transfer agent.

For its advisory and administrative services to each fund, the investment adviser is entitled to receive an annual fee payable monthly based on each fund's average daily net assets described as follows:

       AVERAGE DAILY         PREMIER EQUITY      CORE EQUITY        DIVIDEND        LARGE-CAP        SMALL-CAP          HEDGED
         NET ASSETS               FUND              FUND          EQUITY FUND      GROWTH FUND      EQUITY FUND      EQUITY FUND
     First $500 million          0.91%             0.54%             0.775%           0.87%           0.975%           1.675%
     Over $500 million          0.885%             0.49%              0.77%           0.85%            0.93%            1.65%
      Over $1 billion            0.86%              n/a               0.76%           0.83%            0.91%            1.63%
      Over $2 billion             n/a               n/a                n/a            0.81%             n/a              n/a

       AVERAGE DAILY           FINANCIAL         HEALTH CARE      TECHNOLOGY
         NET ASSETS          SERVICES FUND          FUND             FUND
     First $500 million          0.54%             0.54%             0.54%
     Over $500 million          0.515%             0.52%            0.515%
      Over $1 billion            0.49%             0.49%             0.49%
      Over $2 billion             n/a               n/a               n/a

For its transfer agent and shareholder services, Schwab is entitled to receive an annual fee payable monthly based on each fund's average daily net assets described as follows:


106 Schwab Focus Funds

SCHWAB ACTIVE EQUITY FUNDS

Unless stated, all dollar amounts are x 1,000.

3. AFFILIATES AND AFFILIATED TRANSACTIONS (CONTINUED)

                                 TRANSFER AGENT FEES    SHAREHOLDER SERVICE FEES
Investor Shares                         0.05%                     0.20%
Select Shares*                          0.05%                     0.05%

Although these agreements specify certain fees for these services, CSIM and Schwab have made additional agreements with certain funds to limit the total expenses charged, excluding interest, taxes and certain non-routine expenses through February 27, 2007, as follows:

                             PREMIER EQUITY      CORE EQUITY        DIVIDEND        LARGE-CAP        SMALL-CAP          HEDGED
                                  FUND              FUND          EQUITY FUND      GROWTH FUND      EQUITY FUND      EQUITY FUND
Investor Shares                  1.30%             0.75%             1.10%            1.20%            1.30%           2.00%**
Select Shares*                   1.15%              n/a              0.95%            0.99%            1.12%           1.77%**

                               FINANCIAL         HEALTH CARE      TECHNOLOGY
                             SERVICES FUND          FUND             FUND
Investor Shares                  1.10%              1.0%             1.10%
Select Shares*                    n/a               n/a               n/a

* Select Shares are only offered by Premier Equity Fund, Dividend Equity Fund, Large-Cap Growth Fund, Small-Cap Equity Fund, and Hedged Equity Fund.

** Excluded dividend and interest paid on securities sold short.

The Schwab Target Funds invest portions of their portfolios in certain Schwab Active Equity Funds. The table below reflects the percentage of each Active Equity Fund's shares owned by the Target Funds as of April 30, 2006.

                             PREMIER EQUITY      CORE EQUITY        DIVIDEND        LARGE-CAP        SMALL-CAP          HEDGED
                                  FUND              FUND          EQUITY FUND      GROWTH FUND      EQUITY FUND      EQUITY FUND
SCHWAB TARGET FUNDS:
 Target 2010                       --                1.2%             0.3%             --               0.6%             --
 Target 2020                       --                1.7%             0.4%             --               1.0%             --
 Target 2030                       --                1.2%             0.3%             --               0.7%             --
 Target 2040                       --                0.7%             0.2%             --               0.4%             --
 Retirement Income                 --                 --              0.4%             --                --              --

                               FINANCIAL         HEALTH CARE      TECHNOLOGY
                             SERVICES FUND          FUND             FUND
SCHWAB TARGET FUNDS:
 Target 2010                       --                --               --
 Target 2020                       --                --               --
 Target 2030                       --                --               --
 Target 2040                       --                --               --
 Retirement Income                 --                --               --

SCHWAB ACTIVE EQUITY FUNDS

Unless stated, all dollar amounts are x 1,000.

3. AFFILIATES AND AFFILIATED TRANSACTIONS (CONTINUED)

The funds may make direct transactions with certain other Schwab Funds when practical. When one fund is seeking to sell a security that another is seeking to buy, an interfund transaction can allow both funds to benefit by reducing transaction costs. This practice is limited to funds that share the same investment adviser, trustees and officers. As of April 30, 2006, each fund's total security transactions with other Schwab Funds were as follows:

Premier Equity Fund                         $--
Core Equity Fund                             --
Dividend Equity Fund                         --
Large-Cap Growth Fund                        --
Small-Cap Equity Fund                        75
Hedged Equity Fund                           --
Financial Services Fund                      --
Health Care Fund                             --
Technology Fund                              --

Pursuant to an exemptive order issued by the SEC, the funds may enter into interfund borrowing and lending transactions within the Schwab Funds. All loans are for temporary or emergency purposes only. The interest rate charged on the loan is the average of the overnight repurchase agreement rate and the short-term bank loan rate. The interfund lending facility is subject to the oversight and periodic review of the Board of Trustees of the Schwab Funds. There was no interfund borrowing or lending activity for any fund during the period.

Trustees may include people who are officers and/or directors of the investment adviser or Schwab. Federal securities law limits the percentage of such "interested persons" who may serve on a trust's board, and the trust was in compliance with these limitations throughout the report period. The trust did not pay any of these persons for their service as trustees, but it did pay non-interested persons (independent trustees), as noted in each fund's Statement of Operations.

4. FEDERAL INCOME TAXES:

The funds intend to meet federal income and excise tax requirements for regulated investment companies. Accordingly, the funds distribute substantially all of their net investment income and realized net capital gains (if any) to their respective shareholders each year. The net investment income and realized capital gains and losses may differ for financial statement and tax purposes primarily due to differing treatments of losses on wash sales. As long as a fund meets the tax requirements, it is not required to pay federal income tax.


108 Schwab Focus Funds

SCHWAB ACTIVE EQUITY FUNDS

Unless stated, all dollar amounts are x 1,000.

4. FEDERAL INCOME TAXES (CONTINUED)

As of October 31, 2005, the components of distributable earnings on a tax basis were as follows:

                             PREMIER EQUITY      CORE EQUITY       DIVIDEND         LARGE-CAP        SMALL-CAP          HEDGED
                                  FUND               FUND         EQUITY FUND      GROWTH FUND      EQUITY FUND      EQUITY FUND
Undistributed
ordinary income                  $2,233             $2,244           $1,911               --           $1,708           $1,428

Undistributed
long-term capital gains              --                 --          $13,306               --           $6,515           $7,073

Unrealized appreciation/
depreciation                    $39,438            $57,992          $71,185          ($1,201)         $20,652          $14,674
                             --------------      -----------      -----------      -----------      -----------      -----------

                               FINANCIAL         HEALTH CARE      TECHNOLOGY
                             SERVICES FUND           FUND            FUND
Undistributed
ordinary income                    $525                 --              --

Undistributed
long-term capital gains          $1,227                 --              --

Unrealized appreciation/
depreciation                     $4,011            $40,036          $6,837
                             --------------      -----------      -----------

As of October 31, 2005, the following funds had capital loss carry forwards available to offset future net capital gains before the expiration dates:

                             PREMIER EQUITY      CORE EQUITY       DIVIDEND         LARGE-CAP        SMALL-CAP       HEDGED EQUITY
           EXPIRE                 FUND               FUND         EQUITY FUND      GROWTH FUND      EQUITY FUND          FUND
            2009                     --                 --               --             --               --               --
            2010                     --                 --               --             --               --               --
            2011                     --             $3,857           $3,172             --               --               --
            2012                     --                 --                              --               --               --
            2013                   $546                 --            2,009            158               --               --
                             --------------      -----------      -----------      -----------      -----------      -----------

                            FINANCIAL         HEALTH CARE      TECHNOLOGY
        EXPIRE            SERVICES FUND          FUND             FUND
         2009                     --                 --          $14,027
         2010                     --               $617           18,148
         2011                     --             $3,637           $6,696
         2012                     --                 --               --
         2013                     --                 --               --
                          --------------      -----------      -----------

The tax-basis components of distributions for the fiscal years ended October 31, 2005 were:

                             PREMIER EQUITY      CORE EQUITY       DIVIDEND         LARGE-CAP        SMALL-CAP          HEDGED
                                  FUND               FUND         EQUITY FUND      GROWTH FUND      EQUITY FUND      EQUITY FUND
   From ordinary
    income                         --               $3,112          $26,230            --             $4,863               --

   From long-term
    capital gains                  --                   --              708            --              2,191           $3,789

   From return of
    capital                        --                   --               --            --                 --               --

                               FINANCIAL         HEALTH CARE      TECHNOLOGY
                             SERVICES FUND          FUND             FUND
CURRENT PERIOD DISTRIBUTIONS

     From ordinary
      income                       --                --               --

     From long-term
      capital gains                --                --               --

     From return of
      capital                      --                --               --

PRIOR PERIOD DISTRIBUTIONS

     From ordinary
      income                     $139                --               --

     From long-term
      capital gains             1,403                --               --

     From return of
      capital                      --                --               --

The permanent book and tax basis differences may result in reclassifications between capital account and other accounts as required. The adjustments will have no impact on net assets or the results of operations. As of October 31, 2005, the funds made the following reclassifications:

                             PREMIER EQUITY      CORE EQUITY       DIVIDEND         LARGE-CAP        SMALL-CAP       HEDGED EQUITY
                                  FUND               FUND            FUND             FUND             FUND              FUND
Capital shares                     --                 --              --             ($21)              --                --
Undistributed net
investment income                  --                 --              --              $21               --                --
Net realized capital
gains and losses                   --                 --              --               --               --                --

                               FINANCIAL         HEALTH CARE      TECHNOLOGY
                             SERVICES FUND          FUND             FUND
Capital shares                     --              ($536)           ($111)
Undistributed net
investment income                  --               $536             $111
Net realized capital
gains and losses                   --                 --               --


110 Schwab Focus Funds

TRUSTEES AND OFFICERS

      A fund's Board of Trustees is responsible for protecting the interests of that fund's shareholders. The tables below give information about the people who serve as trustees and officers for the Schwab Funds(R), including the funds covered in this report. Trustees remain in office until they resign, retire or are removed by shareholder vote. 1

      Under the Investment Company Act of 1940, any officer, director, or employee of Schwab or CSIM is considered an "interested person," meaning that he or she is considered to have a business interest in Schwab or CSIM. These individuals are listed as "interested trustees." The "independent trustees" are individuals who, under the 1940 Act, are not considered to have a business interest in Schwab or CSIM.

      Each of the 57 Schwab Funds belongs to one of these trusts: The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust or Schwab Annuity Portfolios. Currently all these trusts have the same trustees and officers. The address for all trustees and officers is 101 Montgomery Street, San Francisco, CA 94104. You can find more information about the trustees and officers in the Statement of Additional Information, which is available free by calling 1-800-435-4000.

INDEPENDENT TRUSTEES

NAME AND
YEAR OF BIRTH         TRUSTEE SINCE         MAIN OCCUPATIONS AND OTHER DIRECTORSHIPS AND AFFILIATIONS
--------------------------------------------------------------------------------------------------------
MARIANN BYERWALTER    2000 (all trusts).    Chairman of JDN Corporate Advisory LLC. From 1996 to 2001,
1960                                        Vice President for Business Affairs and Chief Financial
                                            Officer of Stanford University, and in 2001, Special Advisor
                                            to the President of Stanford University.

                                            Board 1--Trustee of the Laudus Trust, Laudus Variable
                                            Insurance Trust, The Charles Schwab Family of Funds, Schwab
                                            Investments, Schwab Capital Trust and Schwab Annuity
                                            Portfolios, each a registered investment company that is
                                            part of the mutual fund complex referred to as the "Schwab
                                            Mutual Fund Complex." 2 Schwab and/or its affiliates act as the investment adviser to each portfolio in the Schwab
                                            Mutual Fund Complex. Board 2--Director, Redwood Trust,
                                            Inc. (mortgage finance). Board 3--Director, PMI Group,
                                            Inc. (mortgage insurance).

1 The Schwab Funds retirement policy requires that independent trustees elected after January 1, 2000 retire at age 72 or after twenty years of service as a trustee, whichever comes first. Independent trustees elected prior to January 1, 2000 will retire on the following schedule: Messrs. Holmes and Dorward will retire on December 31, 2007, and Messrs. Stephens and Wilsey will retire on December 31, 2010.

2 This includes 11 series of the Laudus Trust and the sole series of the Laudus
  Variable Insurance Trust.

INDEPENDENT TRUSTEES continued

NAME AND
YEAR OF BIRTH         TRUSTEE SINCE                MAIN OCCUPATIONS AND OTHER DIRECTORSHIPS AND AFFILIATIONS
------------------------------------------------------------------------------------------------------------------------------------
DONALD F. DORWARD     Family of Funds, 1989;       Chief Executive Officer, Dorward & Associates (corporate management, marketing
1931                  Investments, 1991;           and communications consulting). Until 1999: Executive Vice President, Managing
                      Capital Trust, 1993;         Director, Grey Advertising. Until 1996: President, Chief Executive Officer,
                      Annuity Portfolios, 1994.    Allen & Dorward Advertising.
------------------------------------------------------------------------------------------------------------------------------------
WILLIAM A. HASLER     2000 (all trusts).           Retired. Dean Emeritus, Haas School of Business, University of California,
1941                                               Berkeley. Until February 2004, Co-Chief Executive Officer, Aphton Corporation
                                                   (bio-pharmaceuticals).

                                                   Board 1--Trustee of the Laudus Trust, Laudus Variable Insurance Trust, The
                                                   Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and
                                                   Schwab Annuity Portfolios, each a registered investment company that is part of the mutual fund complex referred to as the "Schwab Mutual Fund Complex." 3 Schwab and/or its affiliates act as the investment adviser to each portfolio in the
                                                   Schwab Mutual Fund Complex. Board 2--Director, Aphton Corp.
                                                   (bio-pharmaceuticals). Board 3--Director, Mission West Properties (commercial real estate). Board 4--Director, TOUSA (home building). Board 5--Director,
                                                   Stratex Networks (network equipment). Board 6--Director, Genitope Corp.
                                                   (bio-pharmaceuticals). Board 7--Director & Non-Executive Chairman, Solectron
                                                   Corp. (manufacturing). Board 8--Director, Ditech Communications Corp. (voice communications technology).
------------------------------------------------------------------------------------------------------------------------------------
ROBERT G. HOLMES      Family of Funds, 1989;       Chairman, Chief Executive Officer, Director, Semloh Financial, Inc.
1931                  Investments, 1991;           (international financial services and investment advisory firm).
                      Capital Trust, 1993;
                      Annuity Portfolios, 1994.
------------------------------------------------------------------------------------------------------------------------------------
GERALD B. SMITH       2000 (all trusts).           Chairman and Chief Executive Officer and founder of Smith Graham & Co.
1950                                               (investment advisors).

                                                   Board 1--Board of Cooper Industries (electrical products, tools and hardware).
                                                   Board 2--Chairman of the audit committee of Northern Border Partners, M.L.P.
                                                   (energy).
------------------------------------------------------------------------------------------------------------------------------------
DONALD R. STEPHENS    Family of Funds, 1989;       Managing Partner, D.R. Stephens & Co. (investments). Until 1996: Chairman, Chief
1938                  Investments, 1991;           Executive Officer, North American Trust (real estate investment trust).
                      Capital Trust, 1993;
                      Annuity Portfolios, 1994.
------------------------------------------------------------------------------------------------------------------------------------
MICHAEL W. WILSEY     Family of Funds, 1989;       Chairman, Chief Executive Officer, Wilsey Bennett, Inc. (real estate investment
1943                  Investments, 1991;           and management, and other investments).
                      Capital Trust, 1993;
                      Annuity Portfolios, 1994.

3 This includes 11 series of the Laudus Trust and the sole series of the Laudus
  Variable Insurance Trust.

INTERESTED TRUSTEES

NAME AND               TRUST POSITION(s);
YEAR OF BIRTH          TRUSTEE SINCE                MAIN OCCUPATIONS AND OTHER DIRECTORSHIPS AND AFFILIATIONS
------------------------------------------------------------------------------------------------------------------------------------
CHARLES R. SCHWAB 4    Chairman, Trustee:           Chairman, Chief Executive Officer and Director, The Charles Schwab Corporation,
1937                   Family of Funds, 1989;       Charles Schwab & Co., Inc.; Chairman and Director, Charles Schwab Investment
                       Investments, 1991;           Management, Inc., Charles Schwab Bank, N.A.; Chairman and Chief Executive
                       Capital Trust, 1993;         Officer, Schwab (SIS) Holdings Inc. I, Schwab International Holdings, Inc.;
                       Annuity Portfolios, 1994.    Chief Executive Officer and Director, Schwab Holdings, Inc.; Director, U.S.
                                                    Trust Company, N.A., U.S. Trust Corporation, United States Trust Company of New
                                                    York. Until 5/03: Co-Chief Executive Officer, The Charles Schwab Corporation.
------------------------------------------------------------------------------------------------------------------------------------
RANDALL W. MERK 4      Trustee, 2005                Executive Vice President and President, Schwab Financial Products, Charles
1954                   (all trusts).                Schwab & Co., Inc.; Director, Charles Schwab Worldwide Funds, PLC and Charles
                                                    Schwab Asset Management (Ireland) Limited. From 9/02 to 7/04: President and
                                                    Chief Executive Officer, Charles Schwab Investment Management, Inc. and
                                                    Executive Vice President, Charles Schwab & Co., Inc. Prior to 9/02: President
                                                    and Chief Investment Officer, American Century Investment Management; Director,
                                                    American Century Companies, Inc.

OFFICERS OF THE TRUST

NAME AND
YEAR OF BIRTH          TRUST OFFICE(s) HELD         MAIN OCCUPATIONS AND OTHER DIRECTORSHIPS AND AFFILIATIONS
------------------------------------------------------------------------------------------------------------------------------------
EVELYN DILSAVER        President, Chief             President, Chief Executive Officer and Director, Charles Schwab Investment
1955                   Executive Officer            Management, Inc.; Executive Vice President, Charles Schwab & Co., Inc.;
                       (all trusts).                President and Chief Executive Officer, Laudus Trust and Laudus Variable
                                                    Insurance Trust; President, Excelsior Funds, Inc., Excelsior Tax-Exempt Funds,
                                                    Inc., and Excelsior Funds Trust; President, Mutual Fund Division, UST Advisers,
                                                    Inc. Until 7/04: Senior Vice President, Asset Management Products & Services.
                                                    Until 6/03: Executive Vice President, Chief Financial Officer, Chief
                                                    Administrative Officer, U.S. Trust.
------------------------------------------------------------------------------------------------------------------------------------
STEPHEN B. WARD        Senior Vice President,       Senior Vice President, Chief Investment Officer, Director, Charles Schwab
1955                   Chief Investment             Investment Management, Inc.; Chief Investment Officer, The Charles Schwab Trust
                       Officer (all trusts).        Co.

4 In addition to their positions with the investment adviser and the distributor, Messrs. Schwab and Merk also own stock of the Charles Schwab Corporation.

OFFICERS OF THE TRUST continued

NAME AND
YEAR OF BIRTH         TRUST OFFICE(s) HELD         MAIN OCCUPATIONS AND OTHER DIRECTORSHIPS AND AFFILIATIONS
------------------------------------------------------------------------------------------------------------------------------------
KIMON DAIFOTIS        Senior Vice President,       Senior Vice President and Chief Investment Officer, Fixed Income, Charles Schwab
1959                  Chief Investment             Investment Management, Inc. Until 6/04: Vice President and Senior Portfolio
                      Officer (all trusts).        Manager, Charles Schwab Investment Management, Inc.
------------------------------------------------------------------------------------------------------------------------------------
JEFFREY MORTIMER      Senior Vice President,       Senior Vice President, Chief Investment Officer, Equities, Charles Schwab
1963                  Chief Investment             Investment Management, Inc.; Vice President, Chief Investment Officer, Laudus
                      Officer (all trusts).        Trust and Laudus Variable Insurance Trust. Until 5/04: Vice President and Senior
                                                   Portfolio Manager, Charles Schwab Investment Management, Inc.
------------------------------------------------------------------------------------------------------------------------------------
RANDALL FILLMORE      Chief Compliance             Senior Vice President and Chief Compliance Officer, Charles Schwab Investment
1960                  Officer (all trusts).        Management, Inc.; Senior Vice President, Charles Schwab & Co., Inc.; Chief
                                                   Compliance Officer, Laudus Trust and Laudus Variable Insurance Trust. Until
                                                   9/03: Vice President, Charles Schwab & Co., Inc. and Charles Schwab Investment
                                                   Management, Inc. Until 2002: Vice President, Internal Audit, Charles Schwab &
                                                   Co., Inc.
------------------------------------------------------------------------------------------------------------------------------------
KOJI E. FELTON        Secretary (all trusts).      Senior Vice President, Chief Counsel and Corporate Secretary, Charles Schwab
1961                                               Investment Management, Inc.; Senior Vice President and Deputy General Counsel,
                                                   Charles Schwab & Co., Inc. Prior to 6/98: Branch Chief in Enforcement at U.S.
                                                   Securities and Exchange Commission in San Francisco.
------------------------------------------------------------------------------------------------------------------------------------
GEORGE PEREIRA        Treasurer, Principal         Senior Vice President and Chief Financial Officer, Charles Schwab Investment
1964                  Financial Officer            Management, Inc.; Chief Financial Officer, Mutual Fund Division, UST Advisers,
                      (all trusts).                Inc.; Chief Financial Officer, Laudus Trust and Laudus Variable Insurance Trust;
                                                   Treasurer, Chief Financial Officer and Chief Accounting Officer, Excelsior
                                                   Funds, Inc., Excelsior Tax-Exempt Funds, Inc., and Excelsior Funds Trust;
                                                   Director, Charles Schwab Worldwide Funds, PLC and Charles Schwab Asset
                                                   Management (Ireland) Limited. From 12/99 to 11/04: Senior Vice President,
                                                   Financial Reporting, Charles Schwab & Co., Inc.

GLOSSARY

ASSET ALLOCATION The practice of dividing a portfolio among different asset classes, with each asset class assigned a particular percentage.

ASSET CLASS A group of securities with similar structure and basic characteristics. Stocks, bonds and cash are the three main examples of asset classes.

BETA A historical measure of an investment's volatility relative to a market index (usually the S&P 500(R)). The index is defined as having a beta of 1.00. Investments with a beta higher than 1.00 have been more volatile than the index; those with a beta of less than 1.00 have been less volatile.

BOND A security representing a loan from the investor to the issuer. A bond typically pays interest at a fixed rate (the "coupon rate") until a specified date (the "maturity date"), at which time the issuer returns the money borrowed ("principal" or "face value") to the bondholder. Because of their structure, bonds are sometimes called "fixed income securities" or "debt securities."

An individual bond is subject to the credit risk of the issuer. Changes in interest rates can affect a bond's market value prior to call or maturity. There is no guarantee that a bond's yield to call or maturity will provide a positive return over the rate of inflation.

BOND FUND A bond fund is subject to the same credit, interest rate, and inflation risks as bonds. In addition, a bond fund incurs ongoing fees and expenses. A bond fund's net asset value will fluctuate with the price of the underlying bonds and the portfolio turnover activity; return of principal is not guaranteed.

CAP, CAPITALIZATION See "market cap."

CAPITAL GAIN, CAPITAL LOSS The difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the gain or loss is still "on paper" and is considered unrealized.

EARNINGS GROWTH RATE For a mutual fund, the average yearly rate at which the earnings of the companies in the fund's portfolio have grown, measured over the past five years.

EARNINGS PER SHARE (EPS) A company's earnings, or net income, for the past 12 months, divided by the number of shares outstanding.

EXPENSE RATIO The amount that is taken from a mutual fund's assets each year to cover the fund's operating expenses. An expense ratio of 0.50% means that a fund's expenses amount to half of one percent of its average net assets a year.

MARKET CAP, MARKET CAPITALIZATION The value of a company as determined by the total value of all shares of its stock outstanding.

MEDIAN MARKET CAP The midpoint of the range of market caps of the stocks held by a fund. There are different ways of calculating median market cap. With a simple median, half of the stocks in the fund's portfolio would be larger than the median, and half would be smaller. With a weighted median (the type that is calculated for these funds), half of the fund's assets are invested in stocks that are larger than the median market cap, and half in stocks that are smaller.

NET ASSET VALUE (NAV) The value of one share of a mutual fund. NAV is calculated by taking the fund's total assets, subtracting liabilities, and dividing by the number of shares outstanding.

OUTSTANDING SHARES, SHARES OUTSTANDING When speaking of a company or mutual fund, indicates all shares currently held by investors.

PRICE-TO-BOOK RATIO (P/B) The market price of a company's stock compared with its "book value." A mutual fund's P/B is the weighted average of the P/B of all stocks in the fund's portfolio.

PRICE-TO-EARNINGS RATIO (P/E) The market price of a company's stock compared with earnings over the past year. A mutual fund's P/E is the weighted average of the P/E of all stocks in the fund's portfolio.

RETURN ON EQUITY (ROE) The average yearly rate of return for each dollar of investors' money, measured over the past five years.

STOCK A share of ownership, or equity, in the issuing company.

TOTAL RETURN The percentage that an investor would have earned or lost on an investment in the fund assuming dividends and distributions were reinvested.

WEIGHTED AVERAGE For mutual funds, an average that gives the same weight to each security as the security represents in the fund's portfolio.

YIELD The income paid out by an investment, expressed as a percentage of the investment's market value.

The industry/sector classification of the funds' portfolio holdings uses the Global Industry Classification Standard (GICS) which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's. GICS is a service mark of MSCI and S&P and has been licensed for use by Charles Schwab & Co., Inc.

NOTES

Schwab Funds(R) offers you a complete family of mutual funds, each one based on a clearly defined investment approach and using disciplined management strategies. The list at right shows all currently available Schwab Funds.

Whether you're an experienced investor or just starting out, Schwab Funds can help you achieve your financial goals. An investor should consider a fund's investment objectives, risks, and charges and expenses carefully before investing or sending money. This and other important information can be found in the fund's prospectus. Please call 1-800-435-4000 for a prospectus and brochure for any Schwab Fund. Please read the prospectus carefully before you invest. This report must be preceded or accompanied by a current prospectus.

METHODS FOR PLACING ORDERS
The following information outlines how Schwab investors can place orders. If you are investing through a third-party investment provider, methods for placing orders may be different.

INTERNET 1
www.schwab.com

SCHWAB BY PHONE(TM) 2
Use our automated voice service or speak to a representative. Call 1-800-435-4000, day or night (for TDD service, call 1-800-345-2550).

TELEBROKER(R)
Use our automated touch-tone phone service at 1-800-272-4922.

MAIL
Write to Schwab Funds at:
P.O. Box 3812
Englewood, CO
80155-3812

When selling or exchanging shares, be sure to include the signatures of at least one of the persons whose name is on the account.

PROXY VOTING POLICIES, PROCEDURES AND RESULTS
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting Schwab's website at www.schwab.com/schwabfunds, the SEC's website at http://www.sec.gov, or by contacting Schwab Funds at 1-800-435-4000.

Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting Schwab's website at www.schwab.com/schwabfunds or the SEC's website at http://www.sec.gov.

1 Shares of Sweep Investments(TM) may not be purchased directly over the Internet.

2 Orders placed in person or through a telephone representative may be subject to a service fee payable to Schwab.

THE SCHWAB FUNDS FAMILY(R)

STOCK FUNDS
Schwab Premier Equity Fund(R)
Schwab Core Equity Fund(TM)
Schwab Dividend Equity Fund(TM)
Schwab Large-Cap Growth Fund(TM)
Schwab Small-Cap Equity Fund(TM)
Schwab Hedged Equity Fund(TM)
Schwab Financial Services Fund(TM)
Schwab Health Care Fund(TM)
Schwab Technology Fund(TM)
Schwab Institutional Select(R) S&P 500 Fund
Schwab S&P 500 Index Fund
Schwab 1000 Index(R) Fund
Schwab Small-Cap Index Fund(R)
Schwab Total Stock Market Index Fund(R)
Schwab International Index Fund(R)

ASSET ALLOCATION FUNDS
Schwab Viewpoints Fund(TM)
Schwab MarketTrack All Equity Portfolio(TM)
Schwab MarketTrack Growth Portfolio(TM)
Schwab MarketTrack Balanced Portfolio(TM)
Schwab MarketTrack Conservative Portfolio(TM)
Schwab Target 2010 Fund
Schwab Target 2020 Fund
Schwab Target 2030 Fund
Schwab Target 2040 Fund
Schwab Retirement Income Fund

BOND FUNDS
Schwab YieldPlus Fund(R)
Schwab Short-Term Bond Market Fund(TM)
Schwab Total Bond Market Fund(TM)
Schwab GNMA Fund(TM)
Schwab Inflation Protected Fund(TM)
Schwab Tax-Free YieldPlus Fund(TM)
Schwab Short/Intermediate Tax-Free Bond Fund(TM)
Schwab Long-Term Tax-Free Bond Fund(TM)
Schwab California Tax-Free YieldPlus Fund(TM)
Schwab California Short/Intermediate Tax-Free Bond Fund(TM)
Schwab California Long-Term Tax-Free Bond Fund(TM)

SCHWAB MONEY FUNDS
Schwab offers an array of money market funds that seek high current income consistent with safety and liquidity. 3 Choose from taxable or tax-advantaged alternatives. Many can be linked to your eligible Schwab account to "sweep" cash balances automatically, subject to availability, when you're between investments. Or, for your larger cash reserves, choose one of our Value Advantage Investments(R).

3 Investments in money market funds are neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency and, although they seek to preserve the value of your investment at $1 per share, it is possible to lose money.

[CHARLES SCHWAB LOGO]


INVESTMENT ADVISER

Charles Schwab Investment Management, Inc.
101 Montgomery Street, San Francisco, CA  94104

FUNDS
Schwab Funds(R)
P.O. Box 3812, Englewood, CO  80155-3812

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

(C) 2006 Charles Schwab & Co., Inc. All rights reserved.
Member SIPC

Printed on recycled paper.

MFR27230-03

SCHWAB MARKETTRACK PORTFOLIOS(R)

      SEMIANNUAL REPORT
      April 30, 2006

      Schwab MarketTrack
      All Equity Portfolio(TM)

      Schwab MarketTrack
      Growth Portfolio(TM)

      Schwab MarketTrack
      Balanced Portfolio(TM)

      Schwab MarketTrack
      Conservative Portfolio(TM)


                                                           [CHARLES SCHWAB LOGO]

Four portfolios that combine the power of indexing with the benefits of asset allocation.

  IN THIS REPORT

    Management's Discussion ................................................   2

    Performance and Fund Facts

      Schwab MarketTrack All Equity Portfolio(TM) ...................   7
      Schwab MarketTrack Growth Portfolio(TM) .......................   9
      Schwab MarketTrack Balanced Portfolio(TM) .....................  12
      Schwab MarketTrack Conservative Portfolio(TM) .................  14

    Fund Expenses ..........................................................  17

    Financial Statements

      Schwab MarketTrack All Equity Portfolio(TM) ...................  19
      Schwab MarketTrack Growth Portfolio(TM) .......................  24
      Schwab MarketTrack Balanced Portfolio(TM) .....................  37
      Schwab MarketTrack Conservative Portfolio(TM) .................  49

    Financial Notes ........................................................  62

    Trustees and Officers ..................................................  69

    Glossary ...............................................................  73

Fund investment adviser: Charles Schwab Investment Management, Inc. (CSIM).

Distributor and transfer agent: Charles Schwab & Co., Inc. (Schwab).

The industry/sector classification of the funds' portfolio holdings uses the Global Industry Classification Standard (GICS) which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's. GICS is a service mark of MSCI and S&P and has been licensed for use by Charles Schwab & Co., Inc.

[PHOTO OF CHARLES SCHWAB]

Charles Schwab
Chairman

FROM THE CHAIRMAN

Dear Shareholder,

I founded Schwab over thirty years ago to be a home for serious investors. That mission continues to guide us today as we constantly innovate on behalf of our clients.

We believe that success comes from a disciplined investment strategy and a strict adherence to a process. That is why our Schwab Funds portfolio management team takes a long-term view and has delivered consistent results.

I take particular pride in the Schwab Funds(R). Founded over 15 years ago, they have now grown to include more than 50 funds with over $145 billion in assets as of this report date. With a variety of investment strategies, Schwab Funds provide a range of innovative investment choices that can serve as a foundation for your asset allocation plan.

In closing, we continue to see tremendous opportunities for investors, and my colleagues and I are committed to helping you maximize them. We strive every day to warrant the trust you have placed in us and our commitment to you will not change.

Thank you for investing with us.

Sincerely,

/s/ Charles Schwab

     Past performance is no guarantee of future results.

MANAGEMENT'S DISCUSSION for the six months ended April 30, 2006

[PHOTO OF EVELYN DILSAVER]

EVELYN DILSAVER is President and CEO of Charles Schwab Investment Management, Inc. and is president of each of the funds covered in this report. She joined the firm in 1992 and has held a variety of executive positions at Schwab.

Dear Shareholder,

I am pleased to bring you the semiannual report for the Schwab MarketTrack Portfolios for the six-month period ended April 30, 2006. The Schwab MarketTrack Portfolios are part of our suite of asset allocation funds and provide the performance potential of indexing combined with the risk management of asset allocation.

Research has shown that asset allocation can be the most important factor in determining overall portfolio performance--more important than which securities you choose or when you decide to buy and sell them. Asset allocation funds, such as the Schwab MarketTrack Portfolios, offer investors a convenient way to manage their entire portfolio in one investment. Allocating your investments across management strategies or asset classes can help balance risk while seeking to provide competitive returns.

Here at Schwab, we continue to evaluate opportunities to expand our fund product offering, while providing strong results and good value to investors. I speak for all of Schwab Funds when I say we want Schwab to be the place where investors find useful, quality financial products and services to help them succeed.

Thank you for investing in Schwab Funds.

Sincerely,

/s/ Evelyn Dilsaver

     Past performance is no guarantee of future results.


2 Schwab MarketTrack Portfolios

[PHOTO OF LARRY MANO]

LARRY MANO, vice president and senior portfolio manager of the investment adviser, is responsible for the overall management of the funds. Prior to joining the firm in 1998, he worked for 20 years in equity management.

[PHOTO OF TOM BROWN]

TOM BROWN, an associate portfolio manager of the investment adviser, is responsible for the day-to-day management of the equity portions of the funds. He joined Schwab in 1995, became a trader in 1999, and was named to his current position in 2004.

[PHOTO OF MATTHEW HASTINGS]

MATTHEW HASTINGS, CFA, a vice president and senior portfolio manager, has day-to-day co-management responsibility for the fixed income portions of the funds. He joined the firm in 1999 and has worked in fixed income and asset management since 1996.

THE INVESTMENT ENVIRONMENT AND THE FUNDS

The markets remained in a steady growth mode over the past six months and ended the period with positive returns. During the report period, oil prices hit highs never seen before and the Federal Reserve (the Fed) continued to raise short-term interest rates to curb inflationary pressures, raising the rate four consecutive times in the six-month period and bringing the benchmark rate up to 4.75%. This was the 15th rate hike over the past two years and remains the longest span of increases since the 1970s.

After rising sharply in the aftermath of Hurricanes Katrina and Rita, crude oil prices peaked at around $71 per barrel and domestic gasoline prices were over $3.00 a gallon. When it became evident that the damage was limited to the regions in the hurricanes' path and that the economic impact was minimal, oil prices declined to as low as $55 per barrel. However, in recent months, crude oil has climbed back up due to concerns about possible confrontation with Iran and supply interruptions in Nigeria.

Despite recent weaknesses, domestic equity stocks remained near multi-year highs. Reasonable valuations, a solid earnings season, and expectations that the current monetary policy tightening will soon come to an end have helped to support equity prices. Regardless of the fluctuating energy prices, gains in productivity have remained strong and corporate earnings continue to rise. Additionally, with the unemployment rate at a healthy 4.7%, job and income growth remained positive and investors remained optimistic. Low inflationary expectations and large foreign capital inflows helped to contain increases in long-term interest rates.

As noted above, the Fed continued its tightening cycle throughout the period, raising short-term interest rates 0.25% at each of its four meetings. As the Fed continued raising its benchmark rate over the course of the last six months, the yield curve flattened and had brief periods of inversion. Historically, economic slowdowns or recessions have followed the inversion of the yield curve. Although economic growth moderated in the fourth quarter of 2005, growth rebounded strongly in the first quarter of 2006 and economic fundamentals remained healthy as of the end of the report period.

Source of Sector Classification: S&P and MSCI.


                                                 Schwab MarketTrack Portfolios 3

MANAGEMENT'S DISCUSSION continued

[PHOTO OF STEVEN HUNG]

STEVEN HUNG, a director and portfolio manager of the investment adviser, has day-to-day co-management responsibility for the fixed income portions of the funds. He joined the firm in 1998 and has worked in fixed-income asset management since 1999.

Despite rising interest rates and soaring energy prices, the S&P 500 Index 1 posted gains of 9.64% for the six-month period ending April 30, 2006 while the Russell 2000 Index also displayed a positive return of 18.91%. As improving fundamentals and attractive valuations have strengthened investor interest in emerging markets, the MSCI EAFE (Morgan Stanley Capital International, Inc. Europe, Australasia, and Far East) Index also had an impressive return of 22.89% for the six-month period.

Although performance of the bond markets was sluggish, as measured by the Lehman Brothers U.S. Aggregate Bond Index, which returned 0.56% for the six-month period, these types of results are not unusual. When the economy is strong and job growth is robust, investors normally expect to see more inflation, which generally leads to higher interest rates and lower bond prices.

ASSET CLASS PERFORMANCE COMPARISON % returns during the report period

This graph compares the performance of various asset classes during the report period. Final performance figures for the period are in the key below.

 9.64%  S&P 500(R) INDEX: measures U.S. large-cap stocks

18.91%  RUSSELL 2000(R) INDEX: measures U.S. small-cap stocks

22.89% MSCI-EAFE(R) INDEX: measures (in U.S. dollars) large-cap stocks in Europe, Australasia and the Far East

 0.56%  LEHMAN BROTHERS U.S. AGGREGATE BOND INDEX: measures the U.S. bond market

 2.04% THREE-MONTH U.S. TREASURY BILLS (T-BILLS): measures short-term U.S. Treasury obligations

[LINE GRAPH]

              THREE-MONTH     LEHMAN BROTHERS                RUSSELL    MSCI-
             U.S. TREASURY     U.S. AGGREGATE   S&P 500(R)   2000(R)   EAFE(R)
            BILLS (T-BILLS)      BOND INDEX       INDEX       INDEX     INDEX
31-Oct-05        0.00              0.00            0.00        0.00      0.00
07-Nov-05        0.07             -0.39            1.36        2.29      1.12
14-Nov-05        0.13             -0.20            2.35        2.73      0.92
21-Nov-05        0.21              0.54            4.15        5.07      2.47
28-Nov-05        0.29              0.88            4.39        3.94      2.98
05-Dec-05        0.35              0.21            4.83        6.30      4.45
12-Dec-05        0.45              0.43            4.73        6.78      6.48
19-Dec-05        0.53              1.04            4.71        4.14      7.22
26-Dec-05        0.58              1.37            5.49        6.35      7.89
02-Jan-06        0.63              1.40            3.82        4.38      7.47
09-Jan-06        0.71              1.73            7.35        9.51     12.55
16-Jan-06        0.75              1.92            7.16        9.86     12.28
23-Jan-06        0.87              2.04            5.19        9.78     10.66
30-Jan-06        0.94              1.36            6.99       13.37     13.11
06-Feb-06        1.03              1.40            5.36       12.93     12.38
13-Feb-06        1.10              1.21            5.25       10.26     11.09
20-Feb-06        1.15              1.53            7.33       13.44     11.54
27-Feb-06        1.27              1.51            7.98       14.97     14.06
06-Mar-06        1.36              0.90            6.69       13.51     13.53
13-Mar-06        1.44              0.83            7.25       13.06     14.21
20-Mar-06        1.53              1.53            9.01       15.82     17.31
27-Mar-06        1.61              1.40            8.73       17.13     16.45
03-Apr-06        1.70              0.68            8.44       18.01     18.57
10-Apr-06        1.79              0.42            8.39       17.05     19.24
17-Apr-06        1.88              0.36            7.46       16.53     18.88
24-Apr-06        1.97              0.70            9.39       19.13     21.67
30-Apr-06        2.04              0.56            9.64       18.91     22.89

  These figures assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and you cannot invest in them directly. Remember that past performance is not an indication of future results.

  Data source: Charles Schwab & Co., Inc.

  Source of Sector Classification: S&P and MSCI.

1 Standard & Poor's(R), S&P(R), S&P 500(R), Standard & Poor's 500(R) and 500(R) are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by the fund. The fund is not sponsored, endorsed, sold or promoted by Standard & Poor's, and Standard & Poor's makes no representation regarding the advisability of investing in the fund.


4 Schwab MarketTrack Portfolios

PERFORMANCE AT A GLANCE

Total return for the six months ended 4/30/06, except where noted.

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN PERFORMANCE DATA QUOTED. TO OBTAIN PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH END, PLEASE VISIT WWW.SCHWAB.COM/SCHWABFUNDS.

SCHWAB MARKETTRACK
ALL EQUITY PORTFOLIO(TM) ........      14.67%
Benchmark .......................      14.53%

Performance Details .............      page 7

SCHWAB MARKETTRACK
GROWTH PORTFOLIO(TM)
Investor Shares .................      11.23%
P Shares ........................       0.49% 1
Benchmark .......................      11.25%

Performance Details .............   page 9-10

SCHWAB MARKETTRACK
BALANCED PORTFOLIO(TM) ..........       8.48%
Benchmark .......................       8.53%

Performance Details .............     page 12

SCHWAB MARKETTRACK
CONSERVATIVE PORTFOLIO(TM)
Investor Shares .................       5.76%
P Shares ........................       0.07% 1
Benchmark .......................       5.85%

Performance Details .............  page 14-15

THE SCHWAB MARKETTRACK PORTFOLIOS incorporate a mix of different asset classes. Accordingly, their returns over a given period will reflect a blend of the returns of those asset classes, and will depend on their relative weightings within each portfolio. By spreading their exposure over various asset classes, the MarketTrack Portfolios are designed to provide more stable returns while seeking to reduce risk over various market cycles.

THE SCHWAB MARKETTRACK ALL EQUITY PORTFOLIO was up 14.67% for the six-month period compared to a 14.53% return for its benchmark, the All Equity Composite Index. The portfolio invests in different segments of the stock market including large-cap, small-cap and international, so its performance reflects a blend of those segments' returns. Unlike the other MarketTrack Portfolios, this fund does not have a defined allocation to fixed income. For the six-month period, the fund's allocation to international and small-cap segments helped performance as those segments' performances, as measured by the MSCI EAFE and Russell 2000 Index, outperformed that of large-cap domestic equities, as measured by the S&P 500 Index.

THE SCHWAB MARKETTRACK GROWTH PORTFOLIO was up 11.23%, compared to an 11.25% return for its benchmark, the Growth Composite Index. The fund has an 80% target stock allocation that is divided among large-cap, small-cap and international stocks. The target allocation to international stocks helped to boost returns, as the international sector recorded the strongest returns over the six-month report period. The 20% allocation to fixed income is designed to reduce volatility and risk over the long term. In this report period, due to strong equity markets and increased interest in emerging markets, the fund benefited from its emphasis on equities.

  Source of Sector Classification: S&P and MSCI. All fund and index figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

  Expenses may be partially absorbed by CSIM and Schwab. Without these reductions, the portfolios' total returns would have been lower. Performance does not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or on the redemption of portfolio shares.

  Small-company stocks are subject to greater volatility than other asset categories. Foreign securities can involve risks such as political and economic instability and currency risk.

1 Total return is for 4/6/06 - 4/30/06 (and is not annualized).


                                                 Schwab MarketTrack Portfolios 5

MANAGEMENT'S DISCUSSION continued

THE SCHWAB MARKETTRACK BALANCED PORTFOLIO returned 8.48%, compared to an 8.53% return for its benchmark, the Balanced Composite Index. With a 60% target allocation to equities, the Balanced Portfolio's allocation is weighted toward stock investments, but also includes substantial bond investments in seeking to add income and reduce volatility. While the equity segments led performance for the report period, bonds also contributed positive returns, as tracked by the Lehman Brothers U.S. Aggregate Bond Index, which returned 0.56% for the six-month period.

THE SCHWAB MARKETTRACK CONSERVATIVE PORTFOLIO was up 5.76% compared to a 5.85% return for its benchmark, the Conservative Composite Index. With a target allocation of 55% to bond investments, 40% to equities, and 5% to cash, this portfolio is designed to seek income with more growth potential than an all-bond portfolio. Although the bond markets did not see much of a rally this period, the portfolio benefited from its exposure to the various segments of the equity markets.

Nothing in this report represents a recommendation of a security by the investment adviser. Manager views and portfolio holdings may have changed since the report date.


6 Schwab MarketTrack Portfolios

SCHWAB MARKETTRACK ALL EQUITY PORTFOLIO(TM)

PERFORMANCE as of 4/30/06

AVERAGE ANNUAL TOTAL RETURNS 1, 2

This chart compares performance of the portfolio with a benchmark and the portfolio's Morningstar category.

[BAR CHART]

                                  PORTFOLIO           Benchmark:         Fund Category:
                                Ticker Symbol:        ALL EQUITY           MORNINGSTAR
                                    SWEGX           COMPOSITE INDEX      LARGE-CAP BLEND
6 MONTHS                            14.67%               14.53%               10.20%
1 YEAR                              23.54%               23.18%               16.91%
5 YEARS                              5.57%                5.99%                2.61%
SINCE INCEPTION: 5/19/98 3           4.81% 3              5.03% 4              3.67% 3
SINCE: 6/1/98 4

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN PERFORMANCE DATA QUOTED. TO OBTAIN PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH END, PLEASE VISIT WWW.SCHWAB.COM/SCHWABFUNDS.

PERFORMANCE OF A HYPOTHETICAL $10,000 INVESTMENT 2

This graph shows performance since inception of a hypothetical $10,000 investment in the portfolio, compared with a similar investment in a benchmark and an additional index.

$14,528  PORTFOLIO

$14,773  ALL EQUITY COMPOSITE INDEX

$13,234  S&P 500(R) INDEX

[LINE GRAPH]

                                              ALL EQUITY
                                              COMPOSITE               S&P 500(R)
                       PORTFOLIO                INDEX                   INDEX
19-May-98               $10,000                $10,000                 $10,000
31-May-98               $ 9,850                $ 9,805                 $ 9,751
30-Jun-98               $10,050                $10,068                 $10,147
31-Jul-98               $ 9,810                $ 9,944                 $10,039
31-Aug-98               $ 8,330                $ 8,491                 $ 8,590
30-Sep-98               $ 8,610                $ 8,801                 $ 9,140
31-Oct-98               $ 9,280                $ 9,534                 $ 9,883
30-Nov-98               $ 9,800                $10,101                 $10,482
31-Dec-98               $10,303                $10,673                 $11,086
31-Jan-99               $10,483                $10,938                 $11,549
28-Feb-99               $10,041                $10,583                 $11,190
31-Mar-99               $10,383                $11,001                 $11,638
30-Apr-99               $10,896                $11,504                 $12,088
31-May-99               $10,664                $11,150                 $11,803
30-Jun-99               $11,197                $11,685                 $12,458
31-Jul-99               $11,137                $11,526                 $12,069
31-Aug-99               $11,056                $11,464                 $12,009
30-Sep-99               $11,006                $11,289                 $11,680
31-Oct-99               $11,539                $11,919                 $12,419
30-Nov-99               $11,971                $12,322                 $12,672
31-Dec-99               $12,885                $13,309                 $13,418
31-Jan-00               $12,162                $12,669                 $12,744
29-Feb-00               $12,498                $12,970                 $12,503
31-Mar-00               $13,159                $13,660                 $13,726
30-Apr-00               $12,610                $12,946                 $13,313
31-May-00               $12,223                $12,535                 $13,040
30-Jun-00               $12,752                $13,069                 $13,362
31-Jul-00               $12,386                $12,718                 $13,154
31-Aug-00               $13,098                $13,398                 $13,971
30-Sep-00               $12,477                $12,764                 $13,233
31-Oct-00               $12,274                $12,484                 $13,177
30-Nov-00               $11,378                $11,474                 $12,139
31-Dec-00               $11,736                $11,740                 $12,198
31-Jan-01               $11,996                $12,055                 $12,632
28-Feb-01               $10,967                $10,985                 $11,480
31-Mar-01               $10,302                $10,244                 $10,752
30-Apr-01               $11,081                $11,045                 $11,587
31-May-01               $11,061                $10,999                 $11,665
30-Jun-01               $10,925                $10,735                 $11,381
31-Jul-01               $10,655                $10,555                 $11,270
31-Aug-01               $10,187                $10,034                 $10,564
30-Sep-01               $ 9,179                $ 9,099                 $ 9,711
31-Oct-01               $ 9,418                $ 9,330                 $ 9,896
30-Nov-01               $10,000                $ 9,933                 $10,655
31-Dec-01               $10,205                $10,076                 $10,749
31-Jan-02               $ 9,887                $ 9,828                 $10,592
28-Feb-02               $ 9,728                $ 9,707                 $10,388
31-Mar-02               $10,258                $10,162                 $10,778
30-Apr-02               $ 9,972                $ 9,835                 $10,125
31-May-02               $ 9,855                $ 9,791                 $10,050
30-Jun-02               $ 9,293                $ 9,193                 $ 9,335
31-Jul-02               $ 8,380                $ 8,401                 $ 8,607
31-Aug-02               $ 8,402                $ 8,430                 $ 8,663
30-Sep-02               $ 7,585                $ 7,567                 $ 7,722
31-Oct-02               $ 8,062                $ 8,094                 $ 8,401
30-Nov-02               $ 8,529                $ 8,545                 $ 8,896
31-Dec-02               $ 8,118                $ 8,128                 $ 8,374
31-Jan-03               $ 7,817                $ 7,883                 $ 8,154
28-Feb-03               $ 7,645                $ 7,735                 $ 8,032
31-Mar-03               $ 7,656                $ 7,751                 $ 8,110
30-Apr-03               $ 8,355                $ 8,424                 $ 8,778
31-May-03               $ 8,925                $ 8,937                 $ 9,241
30-Jun-03               $ 9,075                $ 9,095                 $ 9,359
31-Jul-03               $ 9,323                $ 9,314                 $ 9,524
31-Aug-03               $ 9,559                $ 9,538                 $ 9,710
30-Sep-03               $ 9,538                $ 9,552                 $ 9,607
31-Oct-03               $10,140                $10,139                 $10,150
30-Nov-03               $10,333                $10,306                 $10,240
31-Dec-03               $10,875                $10,872                 $10,776
31-Jan-04               $11,071                $11,087                 $10,975
29-Feb-04               $11,223                $11,277                 $11,127
31-Mar-04               $11,136                $11,212                 $10,959
30-Apr-04               $10,854                $10,969                 $10,787
31-May-04               $10,973                $11,086                 $10,935
30-Jun-04               $11,255                $11,320                 $11,147
31-Jul-04               $10,810                $10,907                 $10,778
31-Aug-04               $10,799                $10,947                 $10,821
30-Sep-04               $11,081                $11,169                 $10,938
31-Oct-04               $11,331                $11,417                 $11,105
30-Nov-04               $11,982                $12,025                 $11,555
31-Dec-04               $12,395                $12,488                 $11,948
31-Jan-05               $12,055                $12,187                 $11,656
28-Feb-05               $12,373                $12,523                 $11,901
31-Mar-05               $12,110                $12,273                 $11,691
30-Apr-05               $11,759                $11,993                 $11,468
31-May-05               $12,110                $12,322                 $11,833
30-Jun-05               $12,264                $12,449                 $11,850
31-Jul-05               $12,768                $12,928                 $12,290
31-Aug-05               $12,790                $12,938                 $12,179
30-Sep-05               $12,966                $13,174                 $12,277
31-Oct-05               $12,670                $12,898                 $12,072
30-Nov-05               $13,097                $13,357                 $12,529
31-Dec-05               $13,241                $13,552                 $12,532
31-Jan-06               $13,907                $14,141                 $12,864
28-Feb-06               $13,862                $14,126                 $12,899
31-Mar-06               $14,217                $14,458                 $13,059
30-Apr-06               $14,528                $14,773                 $13,234

  All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

1 Portfolio expenses have been partially absorbed by CSIM and Schwab. Without these reductions, the portfolio's returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares.

2 The All Equity Composite Index is composed of Morningstar category averages and is calculated using the following portion allocations: 45% large-cap stocks, 25% small-cap stocks and 30% foreign stocks. Source: Morningstar, Inc.


                                                 Schwab MarketTrack Portfolios 7

SCHWAB MARKETTRACK ALL EQUITY PORTFOLIO

FUND FACTS as of 4/30/06

STYLE ASSESSMENT 1

[GRAPHIC]

                              INVESTMENT STYLE
                         Value     Blend     Growth
MARKET CAP
  Large                   / /       /X/       / /
  Medium                  / /       / /       / /
  Small                   / /       / /       / /

STATISTICS

NUMBER OF HOLDINGS                                                          4
--------------------------------------------------------------------------------
WEIGHTED AVERAGE MARKET CAP ($ x 1,000,000)                              $61,949
--------------------------------------------------------------------------------
PRICE/EARNINGS RATIO (P/E)                                                20.4
--------------------------------------------------------------------------------
PRICE/BOOK RATIO (P/B)                                                     2.8
--------------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE 2                                                  4%
--------------------------------------------------------------------------------
MINIMUM INITIAL INVESTMENT 3                                             $1,000
  ($500 for retirement, education and custodial accounts)
--------------------------------------------------------------------------------

TOP HOLDINGS 4

                                                                         % OF
SECURITY                                                              NET ASSETS
--------------------------------------------------------------------------------
(1) SCHWAB INSTITUTIONAL SELECT(R)
    S&P 500 FUND                                                         44.2%
--------------------------------------------------------------------------------
(2) SCHWAB INTERNATIONAL INDEX FUND(R),
    Select Shares(R)                                                     30.9%
--------------------------------------------------------------------------------
(3) SCHWAB SMALL-CAP INDEX FUND(R), Select Shares                        24.9%
--------------------------------------------------------------------------------
    TOTAL                                                               100.0%

ASSET CLASS WEIGHTINGS % of Investments

This chart shows the portfolio's asset class composition as of the report date.

[PIE CHART]

44.2%  LARGE-CAP STOCKS

30.9%  INTERNATIONAL STOCKS

24.9%  SMALL-CAP STOCKS

  Portfolio holdings may have changed since the report date. Source of Sector
  Classification: S&P and MSCI.

1 Source: Morningstar, Inc. This style assessment is the result of evaluating the portfolio based on a ten-factor model for value and growth characteristics. The portfolio's market capitalization placement is determined by the geometric mean of its holdings' market capitalizations. The assessment reflects the portfolio's holdings as of 4/30/06, which may have changed since then, and is not a precise indication of risk or performance--past, present, or future.

2 Not annualized.

3 Please see prospectus for further detail and eligibility requirements.

4 This list is not a recommendation of any security by the investment adviser.


8 Schwab MarketTrack Portfolios

SCHWAB MARKETTRACK GROWTH PORTFOLIO(TM)

INVESTOR SHARES PERFORMANCE as of 4/30/06

AVERAGE ANNUAL TOTAL RETURNS 1, 2

This chart compares performance of the portfolio's Investor Shares with a benchmark and the portfolio's Morningstar category.

[BAR CHART]

                      Fund:
                 INVESTOR SHARES           Benchmark:            Fund Category:
                 Ticker Symbol:              GROWTH                MORNINGSTAR
                      SWHGX              COMPOSITE INDEX         LARGE-CAP BLEND
6 MONTHS              11.23%                 11.25%                  10.20%
1 YEAR                18.04%                 18.00%                  16.91%
5 YEARS                5.26%                  5.67%                   2.61%
10 YEARS               7.95%                  8.16%                   7.94%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN PERFORMANCE DATA QUOTED. TO OBTAIN PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH END, PLEASE VISIT WWW.SCHWAB.COM/SCHWABFUNDS.

PERFORMANCE OF A HYPOTHETICAL $10,000 INVESTMENT 2

This graph shows performance over ten years of a hypothetical $10,000 investment in the portfolio's Investor Shares, compared with a similar investment in a benchmark and two additional indices.

$21,487  INVESTOR SHARES

$21,903  GROWTH COMPOSITE INDEX

$23,539  S&P 500(R) INDEX

$18,470  LEHMAN BROTHERS U.S. AGGREGATE BOND INDEX

[LINE GRAPH]

                                GROWTH                          LEHMAN BROTHERS
                INVESTOR       COMPOSITE       S&P 500(R)       U.S. AGGREGATE
                 SHARES          INDEX           INDEX            BOND INDEX
30-Apr-96        $10,000        $10,000         $10,000             $10,000
31-May-96        $10,140        $10,126         $10,257             $ 9,980
30-Jun-96        $10,121        $10,110         $10,296             $10,114
31-Jul-96        $ 9,741        $ 9,730         $ 9,841             $10,141
31-Aug-96        $ 9,935        $ 9,921         $10,049             $10,124
30-Sep-96        $10,353        $10,318         $10,613             $10,300
31-Oct-96        $10,482        $10,420         $10,906             $10,529
30-Nov-96        $11,012        $10,947         $11,731             $10,709
31-Dec-96        $10,908        $10,832         $11,498             $10,609
31-Jan-97        $11,115        $11,111         $12,216             $10,642
28-Feb-97        $11,134        $11,150         $12,312             $10,669
31-Mar-97        $10,823        $10,846         $11,808             $10,550
30-Apr-97        $11,143        $11,169         $12,511             $10,708
31-May-97        $11,842        $11,808         $13,272             $10,810
30-Jun-97        $12,323        $12,286         $13,867             $10,939
31-Jul-97        $13,040        $12,945         $14,969             $11,234
31-Aug-97        $12,606        $12,446         $14,131             $11,139
30-Sep-97        $13,238        $13,057         $14,904             $11,303
31-Oct-97        $12,823        $12,626         $14,406             $11,467
30-Nov-97        $13,050        $12,860         $15,073             $11,520
31-Dec-97        $13,199        $13,047         $15,332             $11,636
31-Jan-98        $13,339        $13,237         $15,502             $11,785
28-Feb-98        $14,089        $13,986         $16,620             $11,776
31-Mar-98        $14,568        $14,502         $17,471             $11,816
30-Apr-98        $14,668        $14,643         $17,647             $11,877
31-May-98        $14,418        $14,419         $17,344             $11,990
30-Jun-98        $14,689        $14,766         $18,048             $12,092
31-Jul-98        $14,399        $14,609         $17,857             $12,118
31-Aug-98        $12,709        $12,921         $15,278             $12,315
30-Sep-98        $13,139        $13,397         $16,257             $12,603
31-Oct-98        $13,959        $14,266         $17,579             $12,537
30-Nov-98        $14,589        $14,966         $18,645             $12,608
31-Dec-98        $15,201        $15,668         $19,718             $12,646
31-Jan-99        $15,475        $16,024         $20,543             $12,736
28-Feb-99        $14,906        $15,561         $19,904             $12,513
31-Mar-99        $15,344        $16,067         $20,700             $12,582
30-Apr-99        $15,944        $16,669         $21,501             $12,622
31-May-99        $15,659        $16,260         $20,994             $12,511
30-Jun-99        $16,279        $16,887         $22,159             $12,471
31-Jul-99        $16,167        $16,655         $21,467             $12,418
31-Aug-99        $16,065        $16,576         $21,360             $12,412
30-Sep-99        $16,005        $16,383         $20,775             $12,556
31-Oct-99        $16,645        $17,143         $22,090             $12,603
30-Nov-99        $17,143        $17,610         $22,539             $12,601
31-Dec-99        $18,145        $18,719         $23,866             $12,541
31-Jan-00        $17,338        $18,010         $22,668             $12,499
29-Feb-00        $17,731        $18,386         $22,239             $12,651
31-Mar-00        $18,559        $19,224         $24,414             $12,818
30-Apr-00        $17,948        $18,418         $23,679             $12,780
31-May-00        $17,524        $17,946         $23,194             $12,774
30-Jun-00        $18,176        $18,621         $23,767             $13,040
31-Jul-00        $17,803        $18,266         $23,396             $13,158
31-Aug-00        $18,704        $19,138         $24,849             $13,349
30-Sep-00        $18,010        $18,439         $23,537             $13,433
31-Oct-00        $17,824        $18,140         $23,438             $13,522
30-Nov-00        $16,799        $16,971         $21,591             $13,744
31-Dec-00        $17,273        $17,324         $21,697             $13,999
31-Jan-01        $17,636        $17,771         $22,467             $14,228
28-Feb-01        $16,438        $16,521         $20,418             $14,351
31-Mar-01        $15,679        $15,645         $19,124             $14,423
30-Apr-01        $16,620        $16,626         $20,610             $14,362
31-May-01        $16,663        $16,621         $20,748             $14,449
30-Jun-01        $16,524        $16,329         $20,244             $14,504
31-Jul-01        $16,268        $16,168         $20,045             $14,828
31-Aug-01        $15,711        $15,536         $18,790             $14,999
30-Sep-01        $14,502        $14,414         $17,272             $15,173
31-Oct-01        $14,845        $14,755         $17,602             $15,490
30-Nov-01        $15,573        $15,512         $18,952             $15,276
31-Dec-01        $15,816        $15,684         $19,119             $15,179
31-Jan-02        $15,464        $15,421         $18,840             $15,301
28-Feb-02        $15,266        $15,275         $18,476             $15,450
31-Mar-02        $15,882        $15,805         $19,171             $15,193
30-Apr-02        $15,508        $15,410         $18,009             $15,488
31-May-02        $15,387        $15,361         $17,876             $15,620
30-Jun-02        $14,684        $14,612         $16,603             $15,756
31-Jul-02        $13,563        $13,644         $15,310             $15,946
31-Aug-02        $13,651        $13,721         $15,409             $16,216
30-Sep-02        $12,607        $12,635         $13,734             $16,479
31-Oct-02        $13,244        $13,343         $14,943             $16,403
30-Nov-02        $13,870        $13,947         $15,823             $16,398
31-Dec-02        $13,367        $13,434         $14,894             $16,737
31-Jan-03        $12,987        $13,121         $14,504             $16,752
28-Feb-03        $12,797        $12,956         $14,286             $16,984
31-Mar-03        $12,820        $12,992         $14,425             $16,970
30-Apr-03        $13,758        $13,903         $15,614             $17,111
31-May-03        $14,552        $14,620         $16,436             $17,429
30-Jun-03        $14,730        $14,817         $16,647             $17,394
31-Jul-03        $14,965        $15,029         $16,940             $16,810
31-Aug-03        $15,289        $15,333         $17,270             $16,921
30-Sep-03        $15,300        $15,387         $17,087             $17,369
31-Oct-03        $16,049        $16,122         $18,054             $17,208
30-Nov-03        $16,307        $16,336         $18,213             $17,249
31-Dec-03        $16,988        $17,056         $19,167             $17,425
31-Jan-04        $17,259        $17,354         $19,520             $17,564
29-Feb-04        $17,464        $17,615         $19,791             $17,754
31-Mar-04        $17,384        $17,542         $19,493             $17,887
30-Apr-04        $16,965        $17,171         $19,187             $17,422
31-May-04        $17,112        $17,315         $19,449             $17,352
30-Jun-04        $17,475        $17,622         $19,827             $17,451
31-Jul-04        $16,943        $17,131         $19,170             $17,624
31-Aug-04        $16,988        $17,230         $19,247             $17,961
30-Sep-04        $17,339        $17,512         $19,455             $18,009
31-Oct-04        $17,645        $17,834         $19,753             $18,160
30-Nov-04        $18,426        $18,558         $20,553             $18,015
31-Dec-04        $18,960        $19,153         $21,251             $18,181
31-Jan-05        $18,559        $18,797         $20,733             $18,295
28-Feb-05        $18,926        $19,178         $21,168             $18,187
31-Mar-05        $18,593        $18,866         $20,794             $18,095
30-Apr-05        $18,202        $18,562         $20,399             $18,339
31-May-05        $18,697        $19,030         $21,047             $18,537
30-Jun-05        $18,880        $19,202         $21,077             $18,639
31-Jul-05        $19,489        $19,778         $21,861             $18,469
31-Aug-05        $19,512        $19,803         $21,662             $18,706
30-Sep-05        $19,696        $20,035         $21,837             $18,513
31-Oct-05        $19,317        $19,687         $21,473             $18,367
30-Nov-05        $19,857        $20,276         $22,284             $18,448
31-Dec-05        $20,039        $20,509         $22,291             $18,623
31-Jan-06        $20,809        $21,203         $22,882             $18,625
28-Feb-06        $20,786        $21,202         $22,943             $18,686
31-Mar-06        $21,160        $21,561         $23,228             $18,503
30-Apr-06        $21,487        $21,903         $23,539             $18,470

  All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

1 Portfolio expenses have been partially absorbed by CSIM and Schwab. Without these reductions, the portfolio's returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares.

2 The Growth Composite Index is composed of Morningstar category averages and cash equivalents as represented by the 90-day T-bill and is calculated using the following portfolio allocations: 40% large-cap stocks, 20% small-cap stocks, 20% foreign stocks, 15% bonds and 5% cash. Source: Morningstar, Inc.


                                                 Schwab MarketTrack Portfolios 9

SCHWAB MARKETTRACK GROWTH PORTFOLIO

P SHARES PERFORMANCE as of 4/30/06

TOTAL RETURNS 1, 2

This chart compares performance of the portfolio's P Shares with a benchmark and the portfolio's Morningstar category.

[BAR CHART]

                           Fund: P SHARES      Benchmark:       Fund Category:
                           Ticker Symbol:        GROWTH           MORNINGSTAR
                               SWPGX         COMPOSITE INDEX    LARGE-CAP BLEND
SINCE INCEPTION: 4/6/06        0.49%              0.52%              0.02%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN PERFORMANCE DATA QUOTED. TO OBTAIN PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH END, PLEASE VISIT WWW.SCHWAB.COM/SCHWABFUNDS.

PERFORMANCE OF A HYPOTHETICAL $100,000 INVESTMENT 2

This graph shows performance over ten years of a hypothetical $100,000 investment (the minimum investment for this share class) in the portfolio's P Shares, compared with a similar investment in a benchmark and two additional indices

$100,490  P SHARES

$100,516  GROWTH COMPOSITE INDEX

$100,029  S&P 500(R) INDEX

$ 99,646  LEHMAN BROTHERS U.S. AGGREGATE BOND INDEX

[LINE GRAPH]

                                GROWTH                          LEHMAN BROTHERS
                               COMPOSITE       S&P 500(R)       U.S. AGGREGATE
                P SHARES         INDEX           INDEX            BOND INDEX
06-Apr-06       $100,000       $100,000         $100,000           $100,000
30-Apr-06       $100,490       $100,516         $100,029           $ 99,646

  All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

1 Portfolio expenses have been partially absorbed by CSIM and Schwab. Without these reductions, the portfolio's returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares.

2 The Growth Composite Index is composed of Morningstar category averages and cash equivalents as represented by the 90-day T-bill and is calculated using the following portfolio allocations: 40% large-cap stocks, 20% small-cap stocks, 20% foreign stocks, 15% bonds and 5% cash. Source: Morningstar, Inc.


10 Schwab MarketTrack Portfolios

SCHWAB MARKETTRACK GROWTH PORTFOLIO

FUND FACTS as of 4/30/06

STYLE ASSESSMENT 1

[GRAPHIC]

                              INVESTMENT STYLE
                         Value     Blend     Growth
MARKET CAP
  Large                   / /       /X/       / /
  Medium                  / /       / /       / /
  Small                   / /       / /       / /

STATISTICS

NUMBER OF HOLDINGS                                                        504
--------------------------------------------------------------------------------
WEIGHTED AVERAGE MARKET CAP ($ x 1,000,000)                             $63,062
--------------------------------------------------------------------------------
PRICE/EARNINGS RATIO (P/E)                                                20.5
--------------------------------------------------------------------------------
PRICE/BOOK RATIO (P/B)                                                     2.8
--------------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE 2                                                  5%
--------------------------------------------------------------------------------
MINIMUM INITIAL INVESTMENT 3
  Investor Shares                                                        $1,000
    ($500 for retirement, education and custodial accounts)
  P Shares                                                              $100,000
--------------------------------------------------------------------------------

TOP HOLDINGS 4

                                                                         % OF
SECURITY                                                              NET ASSETS
--------------------------------------------------------------------------------
(1)  SCHWAB INSTITUTIONAL SELECT(R)
     S&P 500 FUND                                                        23.5%
--------------------------------------------------------------------------------
(2)  SCHWAB INTERNATIONAL INDEX FUND(R),
     Select Shares                                                       21.0%
--------------------------------------------------------------------------------
(3)  SCHWAB SMALL-CAP INDEX FUND(R),
     Select Shares                                                       20.0%
--------------------------------------------------------------------------------
(4)  SCHWAB TOTAL BOND MARKET FUND(TM)                                   14.5%
--------------------------------------------------------------------------------
(5)  SCHWAB VALUE ADVANTAGE MONEY FUND(R),
     Institutional Shares                                                 4.6%
--------------------------------------------------------------------------------
(6)  EXXON MOBIL CORP.                                                    0.6%
--------------------------------------------------------------------------------
(7)  GENERAL ELECTRIC CO.                                                 0.5%
--------------------------------------------------------------------------------
(8)  CITIGROUP, INC.                                                      0.4%
--------------------------------------------------------------------------------
(9)  BANK OF AMERICA CORP.                                                0.3%
--------------------------------------------------------------------------------
(10) MICROSOFT CORP.                                                      0.3%
--------------------------------------------------------------------------------
     TOTAL                                                               85.7%

ASSET CLASS WEIGHTINGS % of Investments

This chart shows the portfolio's asset class composition as of the report date.

[PIE CHART]

39.8%  LARGE-CAP STOCKS

20.0%  SMALL-CAP STOCKS

21.0%  INTERNATIONAL STOCKS

14.5%  BONDS

 4.7%  SHORT-TERM INVESTMENTS

  Portfolio holdings may have changed since the report date.
  Source of Sector Classification: S&P and MSCI.

1 Source: Morningstar, Inc. This style assessment is the result of evaluating the portfolio based on a ten-factor model for value and growth characteristics. The portfolio's market capitalization placement is determined by the geometric mean of its holdings' market capitalizations. The assessment reflects the portfolio's holdings as of 4/30/06, which may have changed since then, and is not a precise indication of risk or performance--past, present, or future.

2 Not annualized.

3 Please see prospectus for further detail and eligibility requirements.

4 This list is not a recommendation of any security by the investment adviser.


                                                Schwab MarketTrack Portfolios 11

SCHWAB MARKETTRACK BALANCED PORTFOLIO(TM)

PERFORMANCE as of 4/30/06

AVERAGE ANNUAL TOTAL RETURNS 1, 2

This chart compares performance of the portfolio with a benchmark and the portfolio's Morningstar category.

[BAR CHART]

                  PORTFOLIO             Benchmark:             Fund Category:
                Ticker Symbol:           BALANCED                MORNINGSTAR
                    SWBGX             COMPOSITE INDEX        MODERATE ALLOCATION
6 MONTHS             8.48%                 8.53%                    8.00%
1 YEAR              13.48%                13.51%                   12.92%
5 YEARS              5.21%                 5.65%                    4.21%
10 YEARS             7.48%                 7.83%                    7.38%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN PERFORMANCE DATA QUOTED. TO OBTAIN PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH END, PLEASE VISIT WWW.SCHWAB.COM/SCHWABFUNDS.

PERFORMANCE OF A HYPOTHETICAL $10,000 INVESTMENT 2

This graph shows performance over ten years of a hypothetical $10,000 investment in the portfolio, compared with a similar investment in a benchmark and two additional indices.

$20,564  PORTFOLIO

$21,250  BALANCED COMPOSITE INDEX

$23,539  S&P 500(R) INDEX

$18,470  LEHMAN BROTHERS U.S. AGGREGATE BOND INDEX

[LINE GRAPH]

                                 BALANCED                        LEHMAN BROTHERS
                                COMPOSITE       S&P 500(R)       U.S. AGGREGATE
                PORTFOLIO         INDEX           INDEX            BOND INDEX
30-Apr-96        $10,000         $10,000         $10,000             $10,000
31-May-96        $10,104         $10,090         $10,257             $ 9,980
30-Jun-96        $10,123         $10,111         $10,296             $10,114
31-Jul-96        $ 9,838         $ 9,833         $ 9,841             $10,141
31-Aug-96        $ 9,972         $ 9,974         $10,049             $10,124
30-Sep-96        $10,313         $10,316         $10,613             $10,300
31-Oct-96        $10,473         $10,447         $10,906             $10,529
30-Nov-96        $10,901         $10,886         $11,731             $10,709
31-Dec-96        $10,788         $10,777         $11,498             $10,609
31-Jan-97        $10,953         $10,993         $12,216             $10,642
28-Feb-97        $10,953         $11,030         $12,312             $10,669
31-Mar-97        $10,712         $10,776         $11,808             $10,550
30-Apr-97        $10,982         $11,055         $12,511             $10,708
31-May-97        $11,514         $11,555         $13,272             $10,810
30-Jun-97        $11,902         $11,939         $13,867             $10,939
31-Jul-97        $12,491         $12,497         $14,969             $11,234
31-Aug-97        $12,143         $12,111         $14,131             $11,139
30-Sep-97        $12,656         $12,600         $14,904             $11,303
31-Oct-97        $12,404         $12,332         $14,406             $11,467
30-Nov-97        $12,578         $12,517         $15,073             $11,520
31-Dec-97        $12,705         $12,685         $15,332             $11,636
31-Jan-98        $12,836         $12,863         $15,502             $11,785
28-Feb-98        $13,372         $13,407         $16,620             $11,776
31-Mar-98        $13,726         $13,789         $17,471             $11,816
30-Apr-98        $13,806         $13,908         $17,647             $11,877
31-May-98        $13,655         $13,780         $17,344             $11,990
30-Jun-98        $13,866         $14,057         $18,048             $12,092
31-Jul-98        $13,675         $13,954         $17,857             $12,118
31-Aug-98        $12,534         $12,799         $15,278             $12,315
30-Sep-98        $12,917         $13,224         $16,257             $12,603
31-Oct-98        $13,523         $13,852         $17,579             $12,537
30-Nov-98        $13,987         $14,381         $18,645             $12,608
31-Dec-98        $14,442         $14,898         $19,718             $12,646
31-Jan-99        $14,671         $15,178         $20,543             $12,736
28-Feb-99        $14,203         $14,786         $19,904             $12,513
31-Mar-99        $14,525         $15,166         $20,700             $12,582
30-Apr-99        $14,951         $15,605         $21,501             $12,622
31-May-99        $14,712         $15,286         $20,994             $12,511
30-Jun-99        $15,138         $15,717         $22,159             $12,471
31-Jul-99        $15,055         $15,540         $21,467             $12,418
31-Aug-99        $14,972         $15,484         $21,360             $12,412
30-Sep-99        $14,983         $15,392         $20,775             $12,556
31-Oct-99        $15,440         $15,942         $22,090             $12,603
30-Nov-99        $15,793         $16,268         $22,539             $12,601
31-Dec-99        $16,463         $17,019         $23,866             $12,541
31-Jan-00        $15,899         $16,523         $22,668             $12,499
29-Feb-00        $16,208         $16,830         $22,239             $12,651
31-Mar-00        $16,837         $17,460         $24,414             $12,818
30-Apr-00        $16,400         $16,899         $23,679             $12,780
31-May-00        $16,102         $16,573         $23,194             $12,774
30-Jun-00        $16,635         $17,124         $23,767             $13,040
31-Jul-00        $16,411         $16,917         $23,396             $13,158
31-Aug-00        $17,092         $17,582         $24,849             $13,349
30-Sep-00        $16,645         $17,128         $23,537             $13,433
31-Oct-00        $16,538         $16,948         $23,438             $13,522
30-Nov-00        $15,889         $16,195         $21,591             $13,744
31-Dec-00        $16,294         $16,521         $21,697             $13,999
31-Jan-01        $16,604         $16,906         $22,467             $14,228
28-Feb-01        $15,795         $16,050         $20,418             $14,351
31-Mar-01        $15,275         $15,432         $19,124             $14,423
30-Apr-01        $15,950         $16,143         $20,610             $14,362
31-May-01        $16,006         $16,162         $20,748             $14,449
30-Jun-01        $15,917         $15,965         $20,244             $14,504
31-Jul-01        $15,828         $15,932         $20,045             $14,828
31-Aug-01        $15,452         $15,510         $18,790             $14,999
30-Sep-01        $14,599         $14,713         $17,272             $15,173
31-Oct-01        $14,931         $15,047         $17,602             $15,490
30-Nov-01        $15,418         $15,577         $18,952             $15,276
31-Dec-01        $15,578         $15,683         $19,119             $15,179
31-Jan-02        $15,347         $15,516         $18,840             $15,301
28-Feb-02        $15,221         $15,443         $18,476             $15,450
31-Mar-02        $15,612         $15,784         $19,171             $15,193
30-Apr-02        $15,394         $15,561         $18,009             $15,488
31-May-02        $15,336         $15,556         $17,876             $15,620
30-Jun-02        $14,829         $15,019         $16,603             $15,756
31-Jul-02        $14,023         $14,316         $15,310             $15,946
31-Aug-02        $14,150         $14,435         $15,409             $16,216
30-Sep-02        $13,379         $13,634         $13,734             $16,479
31-Oct-02        $13,874         $14,192         $14,943             $16,403
30-Nov-02        $14,369         $14,673         $15,823             $16,398
31-Dec-02        $14,044         $14,340         $14,894             $16,737
31-Jan-03        $13,749         $14,093         $14,504             $16,752
28-Feb-03        $13,643         $14,006         $14,286             $16,984
31-Mar-03        $13,678         $14,033         $14,425             $16,970
30-Apr-03        $14,445         $14,799         $15,614             $17,111
31-May-03        $15,129         $15,437         $16,436             $17,429
30-Jun-03        $15,258         $15,586         $16,647             $17,394
31-Jul-03        $15,317         $15,629         $16,940             $16,810
31-Aug-03        $15,588         $15,891         $17,270             $16,921
30-Sep-03        $15,706         $16,033         $17,087             $17,369
31-Oct-03        $16,249         $16,572         $18,054             $17,208
30-Nov-03        $16,438         $16,746         $18,213             $17,249
31-Dec-03        $16,998         $17,341         $19,167             $17,425
31-Jan-04        $17,215         $17,601         $19,520             $17,564
29-Feb-04        $17,408         $17,845         $19,791             $17,754
31-Mar-04        $17,383         $17,821         $19,493             $17,887
30-Apr-04        $16,974         $17,429         $19,187             $17,422
31-May-04        $17,070         $17,522         $19,449             $17,352
30-Jun-04        $17,372         $17,779         $19,827             $17,451
31-Jul-04        $16,998         $17,449         $19,170             $17,624
31-Aug-04        $17,118         $17,604         $19,247             $17,961
30-Sep-04        $17,383         $17,832         $19,455             $18,009
31-Oct-04        $17,649         $18,114         $19,753             $18,160
30-Nov-04        $18,202         $18,632         $20,553             $18,015
31-Dec-04        $18,637         $19,120         $21,251             $18,181
31-Jan-05        $18,368         $18,883         $20,733             $18,295
28-Feb-05        $18,625         $19,144         $21,168             $18,187
31-Mar-05        $18,356         $18,888         $20,794             $18,095
30-Apr-05        $18,123         $18,720         $20,399             $18,339
31-May-05        $18,528         $19,123         $21,047             $18,537
30-Jun-05        $18,686         $19,278         $21,077             $18,639
31-Jul-05        $19,103         $19,671         $21,861             $18,469
31-Aug-05        $19,177         $19,750         $21,662             $18,706
30-Sep-05        $19,263         $19,876         $21,837             $18,513
31-Oct-05        $18,957         $19,581         $21,473             $18,367
30-Nov-05        $19,373         $20,041         $22,284             $18,448
31-Dec-05        $19,546         $20,260         $22,291             $18,623
31-Jan-06        $20,112         $20,776         $22,882             $18,625
28-Feb-06        $20,099         $20,791         $22,943             $18,686
31-Mar-06        $20,338         $21,009         $23,228             $18,503
30-Apr-06        $20,564         $21,250         $23,539             $18,470

  All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

1 Portfolio expenses have been partially absorbed by CSIM and Schwab. Without these reductions, the portfolio's returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares.

2 The Balanced Composite Index is composed of Morningstar category averages and cash equivalents as represented by the 90-day T-bill and is calculated using the following portfolio allocations: 30% large-cap stocks, 15% small-caps stocks, 15% foreign stocks, 35% bonds and 5% cash. Source: Morningstar, Inc.


12 Schwab MarketTrack Portfolios

SCHWAB MARKETTRACK BALANCED PORTFOLIO

FUND FACTS as of 4/30/06

TOP HOLDINGS 1

                                                                         % OF
SECURITY                                                              NET ASSETS
--------------------------------------------------------------------------------
(1)  SCHWAB TOTAL BOND MARKET FUND(TM)                                  34.6%
--------------------------------------------------------------------------------
(2)  SCHWAB INTERNATIONAL INDEX FUND(R),
     Select Shares                                                      15.8%
--------------------------------------------------------------------------------
(3)  SCHWAB INSTITUTIONAL SELECT(R) S&P 500 FUND                        15.2%
--------------------------------------------------------------------------------
(4)  SCHWAB SMALL-CAP INDEX FUND(R), Select Shares                      15.0%
--------------------------------------------------------------------------------
(5)  SCHWAB VALUE ADVANTAGE MONEY FUND(R),
     Institutional Shares                                                4.1%
--------------------------------------------------------------------------------
(6)  EXXON MOBIL CORP.                                                   0.5%
--------------------------------------------------------------------------------
(7)  BROWN BROTHERS                                                      0.5%
--------------------------------------------------------------------------------
(8)  GENERAL ELECTRIC CO.                                                0.5%
--------------------------------------------------------------------------------
(9)  CITIGROUP, INC.                                                     0.3%
--------------------------------------------------------------------------------
(10) BANK OF AMERICA CORP.                                               0.3%
--------------------------------------------------------------------------------
     TOTAL                                                              86.8%

STATISTICS

NUMBER OF HOLDINGS                                                         505
--------------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE 2                                                   5%
--------------------------------------------------------------------------------
MINIMUM INITIAL INVESTMENT 3                                              $1,000
  ($500 for retirement, education and custodial accounts)
--------------------------------------------------------------------------------

ASSET CLASS WEIGHTINGS % of Investments

This chart shows the portfolio's asset class composition as of the report date.

[PIE CHART]

34.6%  BONDS

30.0%  LARGE-CAP STOCKS

15.8%  INTERNATIONAL STOCKS

15.0%  SMALL-CAP STOCKS

 4.6%  SHORT-TERM INVESTMENTS

  Portfolio holdings may have changed since the report date.

  Source of Sector Classification: S&P and MSCI.

1 This list is not a recommendation of any security by the investment adviser.

2 Not annualized.

3 Please see prospectus for further detail and eligibility requirements.


                                                Schwab MarketTrack Portfolios 13

SCHWAB MARKETTRACK CONSERVATIVE PORTFOLIO(TM)

INVESTOR SHARES PERFORMANCE as of 4/30/06

AVERAGE ANNUAL TOTAL RETURNS 1, 2

This chart compares performance of the portfolio's Investor Shares with a benchmark and the portfolio's Morningstar category.

[BAR CHART]

                  Fund:
             INVESTOR SHARES        Benchmark:              Fund Category:
              Ticker Symbol:       CONSERVATIVE              MORNINGSTAR
                  SWCGX           COMPOSITE INDEX      CONSERVATIVE ALLOCATION
6 MONTHS          5.76%                5.85%                    4.83%
1 YEAR            8.97%                9.16%                    7.52%
5 YEARS           5.05%                5.54%                    4.28%
10 YEARS          6.89%                7.39%                    6.44%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN PERFORMANCE DATA QUOTED. TO OBTAIN PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH END, PLEASE VISIT WWW.SCHWAB.COM/SCHWABFUNDS.

PERFORMANCE OF A HYPOTHETICAL $10,000 INVESTMENT 2

This graph shows performance over ten years of a hypothetical $10,000 investment in the portfolio's Investor Shares, compared with a similar investment in a benchmark and two additional indices.

$19,468  INVESTOR SHARES

$20,405  CONSERVATIVE COMPOSITE INDEX

$23,539  S&P 500(R) INDEX

$18,470  LEHMAN BROTHERS U.S. AGGREGATE BOND INDEX

[LINE GRAPH]

                             CONSERVATIVE                      LEHMAN BROTHERS
               INVESTOR       COMPOSITE        S&P 500(R)      U.S. AGGREGATE
                SHARES          INDEX            INDEX           BOND INDEX
30-Apr-96      $10,000          $10,000         $10,000            $10,000
31-May-96      $10,040          $10,055         $10,257            $ 9,980
30-Jun-96      $10,099          $10,112         $10,296            $10,114
31-Jul-96      $ 9,922          $ 9,936         $ 9,841            $10,141
31-Aug-96      $10,000          $10,026         $10,049            $10,124
30-Sep-96      $10,296          $10,311         $10,613            $10,300
31-Oct-96      $10,465          $10,472         $10,906            $10,529
30-Nov-96      $10,815          $10,823         $11,731            $10,709
31-Dec-96      $10,709          $10,719         $11,498            $10,609
31-Jan-97      $10,810          $10,874         $12,216            $10,642
28-Feb-97      $10,819          $10,907         $12,312            $10,669
31-Mar-97      $10,608          $10,702         $11,808            $10,550
30-Apr-97      $10,841          $10,939         $12,511            $10,708
31-May-97      $11,226          $11,303         $13,272            $10,810
30-Jun-97      $11,508          $11,596         $13,867            $10,939
31-Jul-97      $12,008          $12,058         $14,969            $11,234
31-Aug-97      $11,764          $11,778         $14,131            $11,139
30-Sep-97      $12,131          $12,151         $14,904            $11,303
31-Oct-97      $12,049          $12,035         $14,406            $11,467
30-Nov-97      $12,192          $12,174         $15,073            $11,520
31-Dec-97      $12,284          $12,323         $15,332            $11,636
31-Jan-98      $12,411          $12,489         $15,502            $11,785
28-Feb-98      $12,759          $12,838         $16,620            $11,776
31-Mar-98      $12,981          $13,097         $17,471            $11,816
30-Apr-98      $13,044          $13,195         $17,647            $11,877
31-May-98      $12,993          $13,155         $17,344            $11,990
30-Jun-98      $13,152          $13,368         $18,048            $12,092
31-Jul-98      $13,044          $13,312         $17,857            $12,118
31-Aug-98      $12,358          $12,647         $15,278            $12,315
30-Sep-98      $12,711          $13,022         $16,257            $12,603
31-Oct-98      $13,089          $13,413         $17,579            $12,537
30-Nov-98      $13,392          $13,779         $18,645            $12,608
31-Dec-98      $13,704          $14,124         $19,718            $12,646
31-Jan-99      $13,880          $14,333         $20,543            $12,736
28-Feb-99      $13,495          $14,008         $19,904            $12,513
31-Mar-99      $13,737          $14,273         $20,700            $12,582
30-Apr-99      $14,003          $14,564         $21,501            $12,622
31-May-99      $13,804          $14,326         $20,994            $12,511
30-Jun-99      $14,048          $14,582         $22,159            $12,471
31-Jul-99      $13,981          $14,454         $21,467            $12,418
31-Aug-99      $13,926          $14,418         $21,360            $12,412
30-Sep-99      $13,992          $14,414         $20,775            $12,556
31-Oct-99      $14,285          $14,776         $22,090            $12,603
30-Nov-99      $14,497          $14,978         $22,539            $12,601
31-Dec-99      $14,896          $15,417         $23,866            $12,541
31-Jan-00      $14,532          $15,103         $22,668            $12,499
29-Feb-00      $14,771          $15,348         $22,239            $12,651
31-Mar-00      $15,225          $15,797         $24,414            $12,818
30-Apr-00      $14,939          $15,445         $23,679            $12,780
31-May-00      $14,733          $15,246         $23,194            $12,774
30-Jun-00      $15,156          $15,685         $23,767            $13,040
31-Jul-00      $15,076          $15,605         $23,396            $13,158
31-Aug-00      $15,561          $16,087         $24,849            $13,349
30-Sep-00      $15,319          $15,843         $23,537            $13,433
31-Oct-00      $15,272          $15,767         $23,438            $13,522
30-Nov-00      $14,958          $15,383         $21,591            $13,744
31-Dec-00      $15,299          $15,682         $21,697            $13,999
31-Jan-01      $15,563          $16,008         $22,467            $14,228
28-Feb-01      $15,086          $15,512         $20,418            $14,351
31-Mar-01      $14,798          $15,140         $19,124            $14,423
30-Apr-01      $15,219          $15,586         $20,610            $14,362
31-May-01      $15,292          $15,629         $20,748            $14,449
30-Jun-01      $15,256          $15,521         $20,244            $14,504
31-Jul-01      $15,304          $15,611         $20,045            $14,828
31-Aug-01      $15,122          $15,392         $18,790            $14,999
30-Sep-01      $14,614          $14,923         $17,272            $15,173
31-Oct-01      $14,908          $15,248         $17,602            $15,490
30-Nov-01      $15,164          $15,540         $18,952            $15,276
31-Dec-01      $15,245          $15,580         $19,119            $15,179
31-Jan-02      $15,133          $15,509         $18,840            $15,301
28-Feb-02      $15,084          $15,508         $18,476            $15,450
31-Mar-02      $15,245          $15,655         $19,171            $15,193
30-Apr-02      $15,171          $15,605         $18,009            $15,488
31-May-02      $15,183          $15,643         $17,876            $15,620
30-Jun-02      $14,882          $15,327         $16,603            $15,756
31-Jul-02      $14,390          $14,908         $15,310            $15,946
31-Aug-02      $14,555          $15,071         $15,409            $16,216
30-Sep-02      $14,100          $14,591         $13,734            $16,479
31-Oct-02      $14,417          $14,968         $14,943            $16,403
30-Nov-02      $14,746          $15,305         $15,823            $16,398
31-Dec-02      $14,632          $15,175         $14,894            $16,737
31-Jan-03      $14,439          $15,005         $14,504            $16,752
28-Feb-03      $14,427          $15,009         $14,286            $16,984
31-Mar-03      $14,452          $15,025         $14,425            $16,970
30-Apr-03      $15,032          $15,611         $15,614            $17,111
31-May-03      $15,588          $16,152         $16,436            $17,429
30-Jun-03      $15,665          $16,246         $16,647            $17,394
31-Jul-03      $15,535          $16,103         $16,940            $16,810
31-Aug-03      $15,755          $16,317         $17,270            $16,921
30-Sep-03      $15,963          $16,551         $17,087            $17,369
31-Oct-03      $16,288          $16,874         $18,054            $17,208
30-Nov-03      $16,418          $17,005         $18,213            $17,249
31-Dec-03      $16,835          $17,463         $19,167            $17,425
31-Jan-04      $17,019          $17,681         $19,520            $17,564
29-Feb-04      $17,205          $17,905         $19,791            $17,754
31-Mar-04      $17,222          $17,933         $19,493            $17,887
30-Apr-04      $16,823          $17,522         $19,187            $17,422
31-May-04      $16,863          $17,562         $19,449            $17,352
30-Jun-04      $17,098          $17,766         $19,827            $17,451
31-Jul-04      $16,898          $17,602         $19,170            $17,624
31-Aug-04      $17,084          $17,813         $19,247            $17,961
30-Sep-04      $17,276          $17,983         $19,455            $18,009
31-Oct-04      $17,490          $18,220         $19,753            $18,160
30-Nov-04      $17,811          $18,522         $20,553            $18,015
31-Dec-04      $18,147          $18,900         $21,251            $18,181
31-Jan-05      $18,013          $18,782         $20,733            $18,295
28-Feb-05      $18,134          $18,921         $21,168            $18,187
31-Mar-05      $17,946          $18,722         $20,794            $18,095
30-Apr-05      $17,865          $18,692         $20,399            $18,339
31-May-05      $18,177          $19,025         $21,047            $18,537
30-Jun-05      $18,317          $19,161         $21,077            $18,639
31-Jul-05      $18,535          $19,367         $21,861            $18,469
31-Aug-05      $18,658          $19,498         $21,662            $18,706
30-Sep-05      $18,668          $19,519         $21,837            $18,513
31-Oct-05      $18,407          $19,278         $21,473            $18,367
30-Nov-05      $18,695          $19,607         $22,284            $18,448
31-Dec-05      $18,869          $19,810         $22,291            $18,623
31-Jan-06      $19,231          $20,148         $22,882            $18,625
28-Feb-06      $19,244          $20,181         $22,943            $18,686
31-Mar-06      $19,328          $20,260         $23,228            $18,503
30-Apr-06      $19,468          $20,405         $23,539            $18,470

  All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

1 Portfolio expenses have been partially absorbed by CSIM and Schwab. Without these reductions, the portfolio's returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares.

2 The Conservative Composite Index is composed of Morningstar category averages and cash equivalents as represented by the 90-day T-bill and is calculated using the following portfolio allocations: 20% large-cap stocks, 10% small-cap stocks, 10% foreign stocks, 55% bonds and 5% cash. Source: Morningstar, Inc.


14 Schwab MarketTrack Portfolios

SCHWAB MARKETTRACK CONSERVATIVE PORTFOLIO

P SHARES PERFORMANCE as of 4/30/06

TOTAL RETURNS 1, 2

This chart compares performance of the portfolio's P Shares with a benchmark and the portfolio's Morningstar category.

[BAR CHART]

                                                                Fund Category:
                           Fund: P SHARES      Benchmark:        MORNINGSTAR
                           Ticker Symbol:     CONSERVATIVE       CONSERVATIVE
                               SWCPX         COMPOSITE INDEX      ALLOCATION
SINCE INCEPTION: 4/6/06        0.07%              0.10%              0.10%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN PERFORMANCE DATA QUOTED. TO OBTAIN PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH END, PLEASE VISIT WWW.SCHWAB.COM/SCHWABFUNDS.

PERFORMANCE OF A HYPOTHETICAL $100,000 INVESTMENT 2

This graph shows performance over ten years of a hypothetical $100,000 investment (the minimum investment for this share class) in the portfolio's P Shares, compared with a similar investment in a benchmark and two additional indices

$100,070  P SHARES

$100,098  CONSERVATIVE COMPOSITE INDEX

$100,029  S&P 500(R) INDEX

$ 99,646  LEHMAN BROTHERS U.S. AGGREGATE BOND INDEX

[LINE GRAPH]

                              CONSERVATIVE                      LEHMAN BROTHERS
                               COMPOSITE       S&P 500(R)       U.S. AGGREGATE
                P SHARES         INDEX           INDEX            BOND INDEX
06-Apr-06       $100,000        $100,000        $100,000           $100,000
30-Apr-06       $100,070        $100,098        $100,029           $ 99,646


  All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

1 Portfolio expenses have been partially absorbed by CSIM and Schwab. Without these reductions, the portfolio's returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares.

2 The Conservative Composite Index is composed of Morningstar category averages and cash equivalents as represented by the 90-day T-bill and is calculated using the following portfolio allocations: 20% large-cap stocks, 10% small-cap stocks, 10% foreign stocks, 55% bonds and 5% cash. Source: Morningstar, Inc.


                                                Schwab MarketTrack Portfolios 15

SCHWAB MARKETTRACK CONSERVATIVE PORTFOLIO

FUND FACTS as of 4/30/06

TOP HOLDINGS 1

                                                                         % OF
SECURITY                                                              NET ASSETS
--------------------------------------------------------------------------------
(1)  SCHWAB TOTAL BOND MARKET FUND(TM)                                  55.1%
--------------------------------------------------------------------------------
(2)  SCHWAB S&P 500 INDEX FUND, Select Shares                           14.1%
--------------------------------------------------------------------------------
(3)  SCHWAB INTERNATIONAL INDEX FUND(R),
     Select Shares                                                      10.6%
--------------------------------------------------------------------------------
(4)  SCHWAB SMALL-CAP INDEX FUND(R), Select Shares                      10.2%
--------------------------------------------------------------------------------
(5)  SCHWAB VALUE ADVANTAGE MONEY FUND(R),
     Institutional Shares                                                3.9%
--------------------------------------------------------------------------------
(6)  SCHWAB INSTITUTIONAL SELECT(R) S&P 500 FUND                         0.6%
--------------------------------------------------------------------------------
(7)  EXXON MOBIL CORP.                                                   0.2%
--------------------------------------------------------------------------------
(8)  GENERAL ELECTRIC CO.                                                0.2%
--------------------------------------------------------------------------------
(9)  CITIGROUP, INC.                                                     0.1%
--------------------------------------------------------------------------------
(10) BANK OF AMERICA CORP.                                               0.1%
--------------------------------------------------------------------------------
     TOTAL                                                              95.1%

STATISTICS

NUMBER OF HOLDINGS                                                        506
--------------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE 2                                                  5%
--------------------------------------------------------------------------------
MINIMUM INITIAL INVESTMENT 3
  Investor Shares                                                        $1,000
    ($500 for retirement, education and custodial accounts)
  P Shares                                                              $100,000

ASSET CLASS WEIGHTINGS % of Investments

This chart shows the portfolio's asset class composition as of the report date.

[PIE CHART]

55.1%  BONDS

20.2%  LARGE-CAP STOCKS

10.6%  INTERNATIONAL STOCKS

10.2%  SMALL-CAP STOCKS

 3.9%  SHORT-TERM INVESTMENTS

  Portfolio holdings may have changed since the report date.

  Source of Sector Classification: S&P and MSCI.

1 This list is not a recommendation of any security by the investment adviser.

2 Not annualized.

3 Please see prospectus for further detail and eligibility requirements.


16 Schwab MarketTrack Portfolios

FUND EXPENSES (unaudited)

EXAMPLES FOR A $1,000 INVESTMENT

As a fund shareholder, you incur two types of costs: transaction costs, such as redemption fees; and, ongoing costs, such as management fees, transfer agent and shareholder services fees, and other fund expenses.

The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in a fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six-months beginning November 1, 2005 and held through April 30, 2006.

ACTUAL RETURN lines in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value / $1,000 = 8.6), then multiply the result by the number given for your fund under the heading entitled "Expenses Paid During Period."

HYPOTHETICAL RETURN lines in the table below provide information about hypothetical account values and hypothetical expenses based on a fund's actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs, such as redemption fees. If these transactional costs were included, your costs would have been higher.

                                                                 ENDING
                                               BEGINNING      ACCOUNT VALUE         EXPENSES
                            EXPENSE RATIO 1  ACCOUNT VALUE  (Net of Expenses)  PAID DURING PERIOD
                              (Annualized)    at 11/1/05       at 4/30/06       11/1/05-4/30/06
-------------------------------------------------------------------------------------------------
SCHWAB MARKETTRACK
ALL EQUITY PORTFOLIO(TM)

  Actual Return                  0.50%          $1,000          $1,146.70            $2.66 2
  Hypothetical 5% Return         0.50%          $1,000          $1,022.32            $2.51 2

-------------------------------------------------------------------------------------------------
SCHWAB MARKETTRACK
GROWTH PORTFOLIO(TM)

Investor Shares
  Actual Return                  0.50%          $1,000          $1,112.30            $2.62 2
  Hypothetical 5% Return         0.50%          $1,000          $1,022.32            $2.51 2

P Shares
  Actual Return                  0.35%          $1,000          $1,000.00            $0.24 3
  Hypothetical 5% Return         0.35%          $1,000          $1,003.18            $0.24 3

1 Based on the most recent six-month expense ratio; may differ from the expense ratio provided in Financial Highlights; does not include expenses of underlying funds in which the portfolios invest.

2 Expenses for each fund are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by 181 days of the period, and divided by 365 days of the fiscal year.

3 Expenses for this share class are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by 25 days of the period (from 4/6/06, commencement of operations through 4/30/06), and divided by 365 days of the fiscal year.


                                                Schwab MarketTrack Portfolios 17

FUND EXPENSES continued

                                                                 ENDING
                                               BEGINNING      ACCOUNT VALUE         EXPENSES
                            EXPENSE RATIO 1  ACCOUNT VALUE  (Net of Expenses)  PAID DURING PERIOD
                              (Annualized)    at 11/1/05       at 4/30/06       11/1/05-4/30/06
-------------------------------------------------------------------------------------------------
SCHWAB MARKETTRACK
BALANCED PORTFOLIO(TM)

  Actual Return                  0.50%          $1,000          $1,084.80            $2.58 2
  Hypothetical 5% Return         0.50%          $1,000          $1,022.32            $2.51 2

-------------------------------------------------------------------------------------------------
SCHWAB MARKETTRACK
CONSERVATIVE PORTFOLIO(TM)

Investor Shares
  Actual Return                  0.50%          $1,000          $1,057.60            $2.55 2
  Hypothetical 5% Return         0.50%          $1,000          $1,022.32            $2.51 2

P Shares
  Actual Return                  0.35%          $1,000          $1,000.00            $0.24 3
  Hypothetical 5% Return         0.35%          $1,000          $1,003.18            $0.24 3

1 Based on the most recent six-month expense ratio; may differ from the expense ratio provided in Financial Highlights; does not include expenses of underlying funds in which the portfolios invest.

2 Expenses for each fund are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by 181 days of the period, and divided by 365 days of the fiscal year.

3 Expenses for this share class are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by 25 days of the period (from 4/6/06, commencement of operations through 4/30/06), and divided by 365 days of the fiscal year.


18 Schwab MarketTrack Portfolios

SCHWAB MARKETTRACK ALL EQUITY PORTFOLIO(TM)

FINANCIAL STATEMENTS

FINANCIAL HIGHLIGHTS

                                                           11/1/05-     11/1/04-     11/1/03-     11/1/02-     11/1/01-     11/1/00-
                                                           4/30/06*     10/31/05     10/31/04     10/31/03     10/31/02     10/31/01
------------------------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period                      11.55        10.44         9.43         7.60         9.06        12.06
                                                           -------------------------------------------------------------------------
Income or loss from investment operations:
  Net investment income                                      0.16         0.12         0.08         0.09         0.05         0.22
  Net realized and unrealized gains or losses                1.52         1.11         1.02         1.85        (1.32)       (2.99)
                                                           -------------------------------------------------------------------------
  Total income or loss from investment operations            1.68         1.23         1.10         1.94        (1.27)       (2.77)
Less distributions:
  Dividends from net investment income                      (0.13)       (0.12)       (0.09)       (0.09)       (0.05)       (0.22)
  Distributions from net realized gains                        --           --           --        (0.02)       (0.14)       (0.01)
                                                           -------------------------------------------------------------------------
  Total distributions                                       (0.13)       (0.12)       (0.09)       (0.11)       (0.19)       (0.23)
                                                           -------------------------------------------------------------------------
Net asset value at end of period                            13.10        11.55        10.44         9.43         7.60         9.06
                                                           -------------------------------------------------------------------------
Total return (%)                                            14.67 2      11.81        11.75        25.77       (14.40)      (23.27)

RATIOS/SUPPLEMENTAL DATA (%)
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:
  Net operating expenses 1                                   0.50 3       0.50         0.50         0.50         0.50         0.50
  Gross operating expenses 1                                 0.75 3       0.75         0.76         0.76         0.77         0.77
  Net investment income                                      2.31 3       1.07         0.83         1.10         0.58         1.93
Portfolio turnover rate                                         4 2         49            7           10           15            5
Net assets, end of period ($ x 1,000,000)                     518          463          450          427          353          405

* Unaudited.

1 The expenses incurred by underlying funds in which the portfolio invests are not included in this ratio. The income received by the portfolio from underlying funds is reduced by those expenses.

2 Not annualized.

3 Annualized.


19 See financial notes.

SCHWAB MARKETTRACK ALL EQUITY PORTFOLIO

PORTFOLIO HOLDINGS as of April 30, 2006 unaudited

This section shows all the securities in the fund's portfolio and their value as of the report date. The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at http://www.sec.gov and may be viewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund's most recent Form N-Q is also available by visiting Schwab's website at www.schwab.com/schwabfunds.

                                                       COST             VALUE
HOLDINGS BY CATEGORY                                ($ x 1,000)      ($ x 1,000)
--------------------------------------------------------------------------------
100.0%  OTHER INVESTMENT
        COMPANIES                                       410,123         517,523

   --%  SHORT-TERM
        INVESTMENT                                          139             139
--------------------------------------------------------------------------------
100.0%  TOTAL INVESTMENTS                               410,262         517,662

  0.0%  OTHER ASSETS AND
        LIABILITIES, NET                                                   (102)
--------------------------------------------------------------------------------
100.0%  TOTAL NET ASSETS                                                517,560

                                                    NUMBER OF           VALUE
SECURITY                                             SHARES          ($ x 1,000)
--------------------------------------------------------------------------------
OTHER INVESTMENT COMPANIES 100.0% OF NET ASSETS

Schwab Institutional Select
   S&P 500 Fund (a)                                 22,101,794           228,754

Schwab International Index
   Fund, Select Shares (a)                           7,883,436           159,955

Schwab Small-Cap Index
   Fund, Select Shares (a)                           4,998,604           128,814
                                                                     -----------
                                                                         517,523

                                                    FACE AMOUNT         VALUE
SECURITY                                            ($ x 1,000)      ($ x 1,000)
--------------------------------------------------------------------------------
SHORT-TERM INVESTMENT 0.0% OF NET ASSETS

Brown Brothers Harriman & Co.
   Cash Management Sweep                                    139              139

END OF INVESTMENTS.

At April 30, 2006 the tax basis cost of the fund's investments was $423,288 and the unrealized appreciation and depreciation were $94,374 and ($0), respectively, with net unrealized appreciation of $94,374.

(a) Issuer is affiliated with the fund's adviser.


20 See financial notes.

SCHWAB MARKETTRACK ALL EQUITY PORTFOLIO

Statement of
ASSETS AND LIABILITIES

As of April 30, 2006; unaudited. All numbers x 1,000 except NAV.

ASSETS
-----------------------------------------------------------------------------------
Investments in affiliated underlying funds, at value (cost $410,123)      $517,523
Investments, at value (cost $139)                                              139
Receivables:
   Fund shares sold                                                            728
Prepaid expenses                                                       +        16
                                                                       ------------
TOTAL ASSETS                                                               518,406

LIABILITIES
-----------------------------------------------------------------------------------
Bank overdraft                                                                   3
Payables:
   Investment adviser and administrator fees                                     8
   Transfer agent and shareholder services fees                                 11
   Trustee fees                                                                  1
   Fund shares redeemed                                                        744
Accrued expenses                                                       +        79
                                                                       ------------
TOTAL LIABILITIES                                                              846

NET ASSETS
-----------------------------------------------------------------------------------
TOTAL ASSETS                                                               518,406
TOTAL LIABILITIES                                                      -       846
                                                                       ------------
NET ASSETS                                                                $517,560

NET ASSETS BY SOURCE
Capital received from investors                                            448,804
Distributions in excess of net investment income                            (1,527)
Net realized capital losses                                                (37,117)
Net unrealized capital gains                                               107,400

NET ASSET VALUE (NAV)

                      SHARES
NET ASSETS   /   OUTSTANDING   =     NAV
$517,560              39,517       $13.10


                                                         See financial notes. 21

SCHWAB MARKETTRACK ALL EQUITY PORTFOLIO

Statement of
OPERATIONS

For November 1, 2005 through April 30, 2006; unaudited. All numbers x 1,000.

INVESTMENT INCOME
-------------------------------------------------------------------------------
Dividends received from affiliated underlying funds                      $6,841
Interest                                                              +      34
                                                                      ---------
TOTAL INVESTMENT INCOME                                                   6,875

NET REALIZED GAINS AND LOSSES
-------------------------------------------------------------------------------
Net realized gains on sales of affiliated underlying funds                  186
Net realized gains received from affiliated underlying funds                749
Net realized gains on futures contracts                               +      95
                                                                      ---------
NET REALIZED GAINS                                                        1,030

NET UNREALIZED GAINS AND LOSSES
-------------------------------------------------------------------------------
Net unrealized gains on affiliated underlying funds                      60,092

EXPENSES
-------------------------------------------------------------------------------
Investment adviser and administrator fees                                 1,075
Transfer agent and shareholder service fees                                 611
Trustees' fees                                                                4
Custodian fees                                                               13
Portfolio accounting fees                                                    18
Professional fees                                                            16
Registration fees                                                            13
Shareholder reports                                                          69
Other expenses                                                        +       4
                                                                      ---------
Total expenses                                                            1,823
Expense reduction                                                     -     601
                                                                      ---------
NET EXPENSES                                                              1,222

INCREASE IN NET ASSETS FROM OPERATIONS
-------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                                   6,875
NET EXPENSES                                                          -   1,222
                                                                      ---------
NET INVESTMENT INCOME                                                     5,653
NET REALIZED GAINS                                                        1,030
NET UNREALIZED GAINS                                                  +  60,092
                                                                      ---------
INCREASE IN NET ASSETS FROM OPERATIONS                                  $66,775


22 See financial notes.

SCHWAB MARKETTRACK ALL EQUITY PORTFOLIO

Statements of
CHANGES IN NET ASSETS

For the current and prior report periods. All numbers x 1,000
Figures for current period are unaudited.

OPERATIONS
--------------------------------------------------------------------------------
                                          11/1/05-4/30/06      11/1/04-10/31/05
Net investment income                              $5,653                $5,041
Net realized gains or losses                        1,030                  (104)
Net unrealized gains                      +        60,092                47,628
                                          --------------------------------------
INCREASE IN NET ASSETS FROM OPERATIONS             66,775                52,565

DISTRIBUTIONS PAID
--------------------------------------------------------------------------------
Dividends from net investment income               $5,267                $5,060

TRANSACTIONS IN FUND SHARES
--------------------------------------------------------------------------------
                                      11/1/05-4/30/06          11/1/04-10/31/05
                                   SHARES         VALUE    SHARES         VALUE
Shares sold                         2,802       $34,891     5,741       $64,017
Shares reinvested                     416         5,033       437         4,835
Shares redeemed                  + (3,765)      (46,752)   (9,253)     (103,675)
                                 -----------------------------------------------
NET TRANSACTIONS IN FUND SHARES      (547)      ($6,828)   (3,075)     ($34,823)

SHARES OUTSTANDING AND NET ASSETS
--------------------------------------------------------------------------------
                                     11/1/05-4/30/06         11/1/04-10/31/05
                                   SHARES    NET ASSETS    SHARES    NET ASSETS
Beginning of period                40,064      $462,880    43,139      $450,198
Total increase or decrease       +   (547)      $54,680    (3,075)      $12,682
                                 -----------------------------------------------
END OF PERIOD                      39,517      $517,560    40,064      $462,880
                                 -----------------------------------------------
DISTRIBUTIONS IN EXCESS OF NET
   INVESTMENT INCOME                            ($1,527)                ($1,913)


                                                         See financial notes. 23

SCHWAB MARKETTRACK GROWTH PORTFOLIO(TM)

FINANCIAL STATEMENTS

FINANCIAL HIGHLIGHTS

                                                           11/1/05-     11/1/04-     11/1/03-     11/1/02-     11/1/01-     11/1/00-
INVESTOR SHARES                                            4/30/06*     10/31/05     10/31/04     10/31/03     10/31/02     10/31/01
------------------------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period                      16.81        15.57        14.36        12.05        13.88        17.22
                                                           -------------------------------------------------------------------------
Income or loss from investment operations:
   Net investment income                                     0.26         0.27         0.21         0.18         0.19         0.41
   Net realized and unrealized gains or losses               1.61         1.20         1.21         2.33        (1.62)       (3.22)
                                                           -------------------------------------------------------------------------
   Total income or loss from investment operations           1.87         1.47         1.42         2.51        (1.43)       (2.81)
Less distributions:
   Dividends from net investment income                     (0.28)       (0.23)       (0.21)       (0.20)       (0.24)       (0.44)
   Distributions from net realized gains                       --           --           --           --        (0.16)       (0.09)
                                                           -------------------------------------------------------------------------
   Total distributions                                      (0.28)       (0.23)       (0.21)       (0.20)       (0.40)       (0.53)
                                                           -------------------------------------------------------------------------
Net asset value at end of period                            18.40        16.81        15.57        14.36        12.05        13.88
                                                           -------------------------------------------------------------------------
Total return (%)                                            11.23 2       9.48         9.94        21.18       (10.78)      (16.71)

RATIOS/SUPPLEMENTAL DATA (%)
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:
   Net operating expenses 1                                  0.50 3       0.50         0.50         0.50         0.50         0.50
   Gross operating expenses 1                                0.72 3       0.72         0.73         0.74         0.75         0.74
   Net investment income                                     2.55 3       1.58         1.35         1.48         1.35         2.58
Portfolio turnover rate                                         5 2         33            9            9           21           10
Net assets, end of period ($ x 1,000,000)                     592          657          614          578          510          511

* Unaudited.

1 The expenses incurred by underlying funds in which the portfolio invests are not included in this ratio. The income received by the portfolio from underlying funds is reduced by those expenses.

2 Not annualized.

3 Annualized.


24 See financial notes.

SCHWAB MARKETTRACK GROWTH PORTFOLIO

FINANCIAL STATEMENTS

FINANCIAL HIGHLIGHTS

                                                           4/6/06 1-
P SHARES                                                   4/30/06*
------------------------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period                      18.30
                                                           -------------------------------------------------------------------------
Income or loss from investment operations:
   Net investment income                                     0.01
   Net realized and unrealized gains or losses               0.10
                                                           -------------------------------------------------------------------------
   Total income or loss from investment operations           0.11
Less distributions:
   Dividends from net investment income                        --
   Distributions from net realized gains                       --
                                                           -------------------------------------------------------------------------
   Total distributions                                         --
                                                           -------------------------------------------------------------------------
Net asset value at end of period                            18.41
                                                           -------------------------------------------------------------------------
Total return (%)                                             0.49 3
                                                           -------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA (%)
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:
   Net operating expenses 2                                  0.35 4
   Gross operating expenses 2                                0.57 4
   Net investment income                                     0.84 4
Portfolio turnover rate                                         5 3
Net assets, end of period ($ x 1,000,000)                     127

* Unaudited.

1 Commencement of operations.

2 The expenses incurred by underlying funds in which the portfolio invests are not included in this ratio. The income received by the portfolio from underlying funds is reduced by those expenses.

3 Not annualized.

4 Annualized.


                                                         See financial notes. 25

SCHWAB MARKETTRACK GROWTH PORTFOLIO

PORTFOLIO HOLDINGS as of April 30, 2006 unaudited

This section shows all the securities in the fund's portfolio and their value as of the report date. The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at http://www.sec.gov and may be viewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund's most recent Form N-Q is also available by visiting Schwab's website at www.schwab.com/schwabfunds.

                                                       COST             VALUE
HOLDINGS BY CATEGORY                                ($ x 1,000)      ($ x 1,000)
--------------------------------------------------------------------------------
 16.3%  COMMON STOCK                                     67,138         116,908

 83.6%  OTHER INVESTMENT
        COMPANIES                                       476,054         601,924

  0.1%  SHORT-TERM
        INVESTMENT                                          925             925
--------------------------------------------------------------------------------
100.0%  TOTAL INVESTMENTS                               544,117         719,757

  0.0%  OTHER ASSETS AND
        LIABILITIES, NET                                                   (144)
--------------------------------------------------------------------------------
100.0%  TOTAL NET ASSETS                                                719,613

                                                      NUMBER OF         VALUE
SECURITY                                               SHARES        ($ x 1,000)
--------------------------------------------------------------------------------
COMMON STOCK 16.3% OF NET ASSETS

AUTOMOBILES & COMPONENTS 0.1%
--------------------------------------------------------------------------------
Cooper Tire & Rubber Co.                                    700                9
Ford Motor Co.                                           18,103              126
General Motors Corp.                                      5,425              124
Goodyear Tire & Rubber Co. *                              1,600               22
Harley-Davidson, Inc.                                     3,000              152
Johnson Controls, Inc.                                    1,800              147
                                                                     -----------
                                                                             580
BANKS 0.9%
--------------------------------------------------------------------------------
AmSouth Bancorp                                           3,300               95
BB&T Corp.                                                5,300              228
Comerica, Inc.                                            1,700               97
Compass Bancshares, Inc.                                  1,200               66
Countrywide Financial Corp.                               5,298              215
Fannie Mae                                                9,400              476
Fifth Third Bancorp                                       5,369              217
First Horizon National Corp.                              1,200               51
Freddie Mac                                               6,600              403
Golden West Financial Corp.                               2,800              201
Huntington Bancshares, Inc.                               2,262               55
KeyCorp                                                   4,400              168
M&T Bank Corp.                                              998              119
Marshall & Ilsley Corp.                                   2,056               94
MGIC Investment Corp.                                       900               64
National City Corp.                                       6,100              225
North Fork Bancorp, Inc.                                  4,500              136
PNC Financial Services Group, Inc.                        2,800              200
Regions Financial Corp.                                   4,542              166
Sovereign Bancorp, Inc.                                   3,700               82
SunTrust Banks, Inc.                                      3,500              271
Synovus Financial Corp.                                   2,750               77
U.S. Bancorp                                             17,972              565
Wachovia Corp.                                           15,610              934
Washington Mutual, Inc.                                   9,843              443
Wells Fargo & Co.                                        16,615            1,141
Zions Bancorp                                               900               75
                                                                     -----------
                                                                           6,864
CAPITAL GOODS 1.5%
--------------------------------------------------------------------------------
3M Co.                                                    7,600              649
American Power Conversion Corp.                           1,725               38
American Standard Cos., Inc.                              2,100               91
Caterpillar, Inc.                                         6,600              500
Cooper Industries Ltd., Class A                             900               82
Cummins, Inc.                                               400               42
Danaher Corp.                                             2,800              180


26 See financial notes.

SCHWAB MARKETTRACK GROWTH PORTFOLIO

                                                      NUMBER OF         VALUE
SECURITY                                               SHARES        ($ x 1,000)
--------------------------------------------------------------------------------
Deere & Co.                                               2,300              202
Dover Corp.                                               2,000              100
Eaton Corp.                                               1,400              107
Emerson Electric Co.                                      4,000              340
Fluor Corp.                                                 800               74
General Dynamics Corp.                                    4,000              263
General Electric Co.                                    105,200            3,639
Goodrich Corp.                                            1,100               49
Honeywell International, Inc.                             8,437              359
Illinois Tool Works, Inc.                                 2,100              216
Ingersoll-Rand Co., Class A                               3,300              144
ITT Industries, Inc.                                      1,800              101
L-3 Communications Holdings, Inc.                         1,100               90
Lockheed Martin Corp.                                     3,900              296
Masco Corp.                                               4,500              144
Navistar International Corp. *                              700               18
Northrop Grumman Corp.                                    3,592              240
PACCAR, Inc.                                              1,575              113
Pall Corp.                                                1,000               30
Parker Hannifin Corp.                                     1,150               93
Raytheon Co.                                              4,500              199
Rockwell Automation, Inc.                                 1,900              138
Rockwell Collins, Inc.                                    1,900              109
Textron, Inc.                                             1,500              135
The Boeing Co.                                            8,078              674
Tyco International Ltd.                                  19,803              522
United Technologies Corp.                                10,000              628
W.W. Grainger, Inc.                                         900               69
                                                                     -----------
                                                                          10,674
COMMERCIAL SERVICES & SUPPLIES 0.1%
--------------------------------------------------------------------------------
Allied Waste Industries, Inc. *                           3,100               44
Avery Dennison Corp.                                      1,200               75
Cendant Corp.                                            10,332              180
Cintas Corp.                                              1,638               69
Equifax, Inc.                                             1,200               46
Monster Worldwide, Inc. *                                   954               55
Pitney Bowes, Inc.                                        2,300               96
R.R. Donnelley & Sons Co.                                 2,100               71
Robert Half International, Inc.                           1,700               72
Waste Management, Inc.                                    5,517              206
                                                                     -----------
                                                                             914
CONSUMER DURABLES & APPAREL 0.2%
--------------------------------------------------------------------------------
Black & Decker Corp.                                        900               84
Brunswick Corp.                                             900               35
Centex Corp.                                              1,200               67
Coach, Inc. *                                             3,600              119
D.R. Horton, Inc.                                         2,660               80
Eastman Kodak Co.                                         3,100               84
Fortune Brands, Inc.                                      1,400              112
Harman International Industries, Inc.                       700               62
Hasbro, Inc.                                              1,650               33
Jones Apparel Group, Inc.                                 1,200               41
KB Home                                                     800               49
Leggett & Platt, Inc.                                     2,000               53
Lennar Corp., Class A                                     1,300               71
Liz Claiborne, Inc.                                       1,200               47
Mattel, Inc.                                              4,150               67
Newell Rubbermaid, Inc.                                   2,745               75
Nike, Inc., Class B                                       2,300              188
Pulte Homes, Inc.                                         2,400               90
Snap-On, Inc.                                               600               25
The Stanley Works                                           600               31
VF Corp.                                                  1,200               74
Whirlpool Corp.                                             907               81
                                                                     -----------
                                                                           1,568
CONSUMER SERVICES 0.3%
--------------------------------------------------------------------------------
Apollo Group, Inc., Class A *                             1,700               93
Carnival Corp.                                            4,300              201
Darden Restaurants, Inc.                                  1,800               71
H&R Block, Inc.                                           3,400               78
Harrah's Entertainment, Inc.                              1,780              145
Hilton Hotels Corp.                                       3,600               97
International Game Technology                             3,400              129
Marriott International, Inc., Class A                     1,950              143
McDonald's Corp.                                         12,400              429
Starbucks Corp.  *                                        7,920              295
Starwood Hotels & Resorts
   Worldwide, Inc.                                        1,900              109
Wendy's International, Inc.                               1,000               62
YUM! Brands, Inc.                                         3,120              161
                                                                     -----------
                                                                           2,013


                                                         See financial notes. 27

SCHWAB MARKETTRACK GROWTH PORTFOLIO

PORTFOLIO HOLDINGS continued

                                                      NUMBER OF         VALUE
SECURITY                                               SHARES        ($ x 1,000)
DIVERSIFIED FINANCIALS 1.7%
--------------------------------------------------------------------------------
American Express Co.                                     12,300              662
Ameriprise Financial, Inc.                                2,300              113
Bank of America Corp.                                    46,110            2,301
Capital One Financial Corp.                               2,900              251
CIT Group, Inc.                                           2,000              108
Citigroup, Inc.                                          51,292            2,562
E*TRADE Financial Corp. *                                 3,500               87
Federated Investors, Inc., Class B                        1,100               39
Franklin Resources, Inc.                                  1,500              140
Janus Capital Group, Inc.                                 2,200               43
JPMorgan Chase & Co.                                     34,915            1,584
Lehman Brothers Holdings, Inc.                            2,600              393
Mellon Financial Corp.                                    4,100              154
Merrill Lynch & Co., Inc.                                 9,400              717
Moody's Corp.                                             3,000              186
Morgan Stanley                                           10,900              701
Northern Trust Corp.                                      2,200              130
SLM Corp.                                                 4,110              217
State Street Corp.                                        3,300              215
T. Rowe Price Group, Inc.                                 1,200              101
The Bank of New York Co., Inc.                            7,300              257
The Bear Stearns Cos., Inc.                               1,082              154
The Charles Schwab Corp.                                 11,242              201
The Goldman Sachs Group, Inc.                             4,379              702
                                                                     -----------
                                                                          12,018
ENERGY 1.6%
--------------------------------------------------------------------------------
Amerada Hess Corp. *                                        840              120
Anadarko Petroleum Corp.                                  2,418              253
Apache Corp.                                              3,308              235
Baker Hughes, Inc.                                        3,360              272
BJ Services Co.                                           3,000              114
Chesapeake Energy Corp.                                   3,600              114
ChevronTexaco Corp.                                      22,235            1,357
ConocoPhillips                                           16,440            1,100
Devon Energy Corp.                                        4,600              277
El Paso Corp.                                             6,306               81
EOG Resources, Inc.                                       2,256              158
Exxon Mobil Corp.                                        62,398            3,936
Halliburton Co.                                           4,958              387
Hugoton Royalty Trust                                       199                6
Kerr-McGee Corp.                                          1,041              104
Kinder Morgan, Inc.                                       1,107               97
Marathon Oil Corp.                                        3,589              285
Murphy Oil Corp.                                          1,600               80
Nabors Industries Ltd. *                                  2,800              105
National-Oilwell Varco, Inc. *                            1,600              110
Noble Corp.                                               1,300              103
Occidental Petroleum Corp.                                3,900              401
Rowan Cos., Inc.                                          1,100               49
Schlumberger Ltd.                                        11,400              788
Sunoco, Inc.                                              1,400              113
Transocean, Inc. *                                        2,945              239
Valero Energy Corp.                                       6,000              388
Weatherford International, Ltd. *                         2,720              144
Williams Cos., Inc.                                       5,000              110
XTO Energy, Inc.                                          3,333              141
                                                                     -----------
                                                                          11,667
FOOD & STAPLES RETAILING 0.4%
--------------------------------------------------------------------------------
Albertson's, Inc.                                         3,538               90
Costco Wholesale Corp.                                    4,400              239
CVS Corp.                                                 7,800              232
Kroger Co.                                                7,200              146
Safeway, Inc.                                             4,200              106
Supervalu, Inc.                                           1,400               41
Sysco Corp.                                               6,200              185
Wal-Mart Stores, Inc.                                    24,800            1,117
Walgreen Co.                                              9,900              415
Whole Foods Market, Inc.                                  1,000               61
Winn-Dixie Stores, Inc. *                                 1,500               --
                                                                     -----------
                                                                           2,632
FOOD, BEVERAGE & TOBACCO 0.8%
--------------------------------------------------------------------------------
Altria Group, Inc.                                       20,300            1,485
Anheuser-Busch Cos., Inc.                                 7,800              348
Archer-Daniels-Midland Co.                                6,532              237
Brown-Forman Corp., Class B                                 904               67
Campbell Soup Co.                                         1,800               58
Coca-Cola Enterprises, Inc.                               4,000               78
ConAgra Foods, Inc.                                       4,900              111
Constellation Brands, Inc., Class A *                     1,920               47
General Mills, Inc.                                       3,576              177
H.J. Heinz Co.                                            3,400              141
Kellogg Co.                                               2,500              116
McCormick & Co., Inc.                                     1,400               49
Molson Coors Brewing Co., Class B                           800               59


28 See financial notes.

SCHWAB MARKETTRACK GROWTH PORTFOLIO

PORTFOLIO HOLDINGS continued

                                                      NUMBER OF         VALUE
SECURITY                                               SHARES        ($ x 1,000)
PepsiCo, Inc.                                            16,460              959
Reynolds American, Inc.                                   1,142              125
Sara Lee Corp.                                            7,600              136
The Coca-Cola Co.                                        20,600              864
The Hershey Co.                                           2,400              128
The Pepsi Bottling Group, Inc.                            1,932               62
Tyson Foods, Inc., Class A                                2,500               37
UST, Inc.                                                 1,600               70
Wm. Wrigley Jr. Co.                                       1,900               90
Wm. Wrigley Jr. Co., Class B                                475               22
                                                                     -----------
                                                                           5,466
HEALTH CARE EQUIPMENT & SERVICES 0.7%
--------------------------------------------------------------------------------
Aetna, Inc.                                               5,696              219
AmerisourceBergen Corp.                                   2,000               86
Bausch & Lomb, Inc.                                         600               29
Baxter International, Inc.                                6,100              230
Becton Dickinson & Co.                                    2,600              164
Biomet, Inc.                                              2,475               92
Boston Scientific Corp. *                                10,888              253
C.R. Bard, Inc.                                           1,000               75
Cardinal Health, Inc.                                     4,100              276
Caremark Rx, Inc.                                         4,470              204
CIGNA Corp.                                               1,400              150
Coventry Health Care, Inc. *                              1,650               82
Express Scripts, Inc. *                                   1,600              125
HCA, Inc.                                                 3,200              140
Health Management Associates, Inc.,
  Class A                                                 2,400               50
Hospira, Inc. *                                           1,530               59
Humana, Inc. *                                            1,400               63
IMS Health, Inc.                                          2,300               63
Laboratory Corp. of America
  Holdings *                                              1,300               74
Manor Care, Inc.                                          1,100               48
McKesson Corp.                                            2,654              129
Medco Health Solutions, Inc. *                            2,641              141
Medtronic, Inc.                                          11,800              591
Patterson Cos., Inc. *                                    1,300               42
Quest Diagnostics                                         1,802              100
St. Jude Medical, Inc. *                                  3,500              138
Stryker Corp.                                             2,884              126
Tenet Healthcare Corp. *                                  4,650               39
UnitedHealth Group, Inc.                                 12,600              627
WellPoint, Inc. *                                         5,902              419
Zimmer Holdings, Inc. *                                   2,300              145
                                                                     -----------
                                                                           4,979
HOUSEHOLD & PERSONAL PRODUCTS 0.4%
--------------------------------------------------------------------------------
Alberto-Culver Co., Class B                                 900               41
Avon Products, Inc.                                       4,800              157
Clorox Co.                                                1,500               96
Colgate-Palmolive Co.                                     5,300              313
Kimberly-Clark Corp.                                      4,960              290
Procter & Gamble Co.                                     33,717            1,963
                                                                     -----------
                                                                           2,860
INSURANCE 0.8%
--------------------------------------------------------------------------------
ACE Ltd.                                                  2,500              139
AFLAC, Inc.                                               5,200              247
AMBAC Financial Group, Inc.                               1,015               84
American International Group, Inc.                       25,551            1,667
AON Corp.                                                 2,625              110
Cincinnati Financial Corp.                                1,984               85
Genworth Financial, Inc., Class A                         3,700              123
Lincoln National Corp.                                    3,168              184
Loews Corp.                                               1,600              170
Marsh & McLennan Cos., Inc.                               5,200              159
MBIA, Inc.                                                1,350               80
Metlife, Inc.                                             7,310              381
Principal Financial Group, Inc.                           3,065              157
Prudential Financial, Inc.                                5,200              406
SAFECO Corp.                                              1,100               57
The Allstate Corp.                                        6,700              378
The Chubb Corp.                                           3,800              196
The Hartford Financial Services
  Group, Inc.                                             2,900              267
The Progressive Corp.                                     2,100              228
The St. Paul Travelers Cos., Inc.                         6,453              284
Torchmark Corp.                                           1,100               66
UnumProvident Corp.                                       2,349               48
XL Capital Ltd., Class A                                  1,300               86
                                                                     -----------
                                                                           5,602
MATERIALS 0.5%
--------------------------------------------------------------------------------
Air Products & Chemicals, Inc.                            2,300              158
Alcoa, Inc.                                               8,472              286


                                                         See financial notes. 29

SCHWAB MARKETTRACK GROWTH PORTFOLIO

PORTFOLIO HOLDINGS continued

                                                      NUMBER OF         VALUE
SECURITY                                               SHARES        ($ x 1,000)
Allegheny Technologies, Inc.                                735               51
Ashland, Inc.                                               800               53
Ball Corp.                                                  800               32
Bemis Co.                                                 1,000               31
E.I. du Pont de Nemours & Co.                             9,592              423
Eastman Chemical Co.                                        800               43
Ecolab, Inc.                                              2,200               83
Engelhard Corp.                                           1,300               50
Freeport-McMoran Copper & Gold,
  Inc., Class B                                           1,700              110
Hercules, Inc. *                                            900               13
International Flavors & Fragrances,
  Inc.                                                    1,100               39
International Paper Co.                                   4,846              176
Louisiana-Pacific Corp.                                     600               17
MeadWestvaco Corp.                                        1,970               56
Monsanto Co.                                              2,493              208
Newmont Mining Corp.                                      4,201              245
Nucor Corp.                                               1,800              196
Pactiv Corp. *                                            1,500               36
Phelps Dodge Corp.                                        1,820              157
PPG Industries, Inc.                                      1,700              114
Praxair, Inc.                                             3,200              180
Rohm & Haas Co.                                           2,205              112
Sealed Air Corp.                                            882               47
Sigma-Aldrich Corp.                                         600               41
Temple-Inland, Inc.                                       1,200               56
The Dow Chemical Co.                                      9,394              381
Tronox, Inc., Class B                                       209                4
United States Steel Corp.                                   900               62
Vulcan Materials Co.                                        800               68
Weyerhaeuser Co.                                          2,300              162
                                                                     -----------
                                                                           3,690
MEDIA 0.6%
--------------------------------------------------------------------------------
CBS Corp., Class B                                        7,905              201
Clear Channel Communications,
  Inc.                                                    5,217              149
Comcast Corp., Class A *                                 21,843              676
Dow Jones & Co., Inc.                                       800               30
Gannett Co., Inc.                                         2,500              137
Interpublic Group of Cos., Inc. *                         3,700               35
Knight-Ridder, Inc.                                         900               56
McGraw-Hill Cos., Inc.                                    3,800              211
Meredith Corp.                                              500               25
New York Times Co., Class A                               1,400               35
News Corp., Inc., Class A                                24,300              417
Omnicom Group, Inc.                                       1,800              162
The E.W. Scripps Co., Class A                               800               37
The Walt Disney Co.                                      20,119              563
Time Warner, Inc.                                        45,150              786
Tribune Co.                                               3,100               89
Univision Communications, Inc.,
  Class A *                                               3,104              111
Viacom, Inc., Class B *                                   7,905              315
                                                                     -----------
                                                                           4,035
PHARMACEUTICALS & BIOTECHNOLOGY 1.3%
--------------------------------------------------------------------------------
Abbott Laboratories                                      15,300              654
Allergan, Inc.                                            1,300              134
Amgen, Inc. *                                            12,138              822
Applied Biosystems Group -
  Applera Corp.                                           2,000               58
Barr Pharmaceuticals, Inc. *                              1,100               67
Biogen Idec, Inc. *                                       3,125              140
Bristol-Myers Squibb Co.                                 19,000              482
Eli Lilly & Co.                                          10,900              577
Fisher Scientific International, Inc. *                   1,115               79
Forest Laboratories, Inc. *                               3,400              137
Genzyme Corp. *                                           2,400              147
Gilead Sciences, Inc. *                                   4,300              247
Johnson & Johnson                                        29,254            1,715
King Pharmaceuticals, Inc. *                              2,133               37
MedImmune, Inc. *                                         2,400               76
Merck & Co., Inc.                                        21,600              743
Millipore Corp. *                                           400               29
Mylan Laboratories, Inc.                                  2,600               57
PerkinElmer, Inc.                                         1,000               21
Pfizer, Inc.                                             73,476            1,861
Schering-Plough Corp.                                    14,100              272
Thermo Electron Corp. *                                   1,300               50
Waters Corp. *                                            1,300               59
Watson Pharmaceuticals, Inc. *                            1,000               28
Wyeth                                                    13,100              638
                                                                     -----------
                                                                           9,130


30 See financial notes.

SCHWAB MARKETTRACK GROWTH PORTFOLIO

PORTFOLIO HOLDINGS continued

                                                      NUMBER OF         VALUE
SECURITY                                               SHARES        ($ x 1,000)
REAL ESTATE 0.1%
--------------------------------------------------------------------------------
Apartment Investment & Management
  Co., Class A                                              900               40
Archstone-Smith Trust                                     1,900               93
Equity Office Properties Trust                            3,900              126
Equity Residential                                        2,600              117
Host Hotels & Resorts, Inc.                               1,163               24
Plum Creek Timber Co., Inc.                               1,700               62
ProLogis                                                  1,700               85
Public Storage, Inc.                                        800               62
Simon Property Group, Inc.                                2,200              180
Vornado Realty Trust                                      1,200              115
                                                                     -----------
                                                                             904
RETAILING 0.6%
--------------------------------------------------------------------------------
Amazon.com, Inc. *                                        3,000              106
AutoNation, Inc. *                                        2,190               49
AutoZone, Inc. *                                            800               75
Bed, Bath & Beyond, Inc. *                                2,800              107
Best Buy Co., Inc.                                        4,505              255
Big Lots, Inc. *                                          1,100               16
Circuit City Stores, Inc.                                 2,000               58
Dillards, Inc., Class A                                     500               13
Dollar General Corp.                                      3,303               58
eBay, Inc. *                                             11,036              380
Family Dollar Stores, Inc.                                1,700               43
Federated Department Stores, Inc.                         2,572              200
Genuine Parts Co.                                         1,800               79
Home Depot, Inc.                                         21,040              840
J.C. Penney Co., Inc.                                     2,800              183
Kohl's Corp. *                                            3,200              179
Limited Brands, Inc.                                      3,738               96
Lowe's Cos., Inc.                                         7,600              479
Nordstrom, Inc.                                           2,600              100
Office Depot, Inc. *                                      3,300              134
OfficeMax, Inc.                                             700               27
RadioShack Corp.                                          1,900               32
Sears Holdings Corp. *                                    1,000              144
Staples, Inc.                                             7,125              188
Target Corp.                                              8,800              467
The Gap, Inc.                                             7,200              130
The Sherwin-Williams Co.                                  1,200               61
The TJX Cos., Inc.                                        5,200              125
Tiffany & Co.                                             1,400               49
                                                                     -----------
                                                                           4,673
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 0.5%
--------------------------------------------------------------------------------
Advanced Micro Devices, Inc. *                            3,840              124
Altera Corp. *                                            3,680               80
Analog Devices, Inc.                                      3,400              129
Applied Materials, Inc.                                  16,200              291
Applied Micro Circuits Corp. *                            2,862               10
Broadcom Corp., Class A *                                 4,350              179
Freescale Semiconductor, Inc.,
  Class B *                                               3,898              123
Intel Corp.                                              60,530            1,209
KLA-Tencor Corp.                                          1,800               87
Linear Technology Corp.                                   3,000              106
LSI Logic Corp. *                                         3,000               32
Maxim Integrated Products, Inc.                           3,100              109
Micron Technology, Inc. *                                 5,400               92
National Semiconductor Corp.                              3,400              102
Novellus Systems, Inc. *                                  1,325               33
Nvidia Corp. *                                            2,800               82
PMC - Sierra, Inc. *                                      1,600               20
Teradyne, Inc. *                                          1,700               29
Texas Instruments, Inc.                                  16,800              583
Xilinx, Inc.                                              3,200               89
                                                                     -----------
                                                                           3,509
SOFTWARE & SERVICES 0.8%
--------------------------------------------------------------------------------
Adobe Systems, Inc. *                                     4,800              188
Affiliated Computer Services, Inc.,
  Class A *                                               1,271               71
Autodesk, Inc. *                                          2,400              101
Automatic Data Processing, Inc.                           5,700              251
BMC Software, Inc. *                                      2,400               52
CA, Inc.                                                  5,625              143
Citrix Systems, Inc. *                                    1,800               72
Computer Sciences Corp. *                                 1,680               98
Compuware Corp. *                                         3,600               28
Convergys Corp. *                                         1,354               26
Electronic Arts, Inc. *                                   2,866              163
Electronic Data Systems Corp.                             4,600              124
First Data Corp.                                          7,888              376


                                                         See financial notes. 31

SCHWAB MARKETTRACK GROWTH PORTFOLIO

PORTFOLIO HOLDINGS continued

                                                      NUMBER OF         VALUE
SECURITY                                               SHARES        ($ x 1,000)
Fiserv, Inc. *                                            1,800               81
Intuit, Inc. *                                            1,972              107
Microsoft Corp.                                          91,420            2,208
Novell, Inc. *                                            3,200               26
Oracle Corp. *                                           38,296              559
Parametric Technology Corp. *                             1,080               16
Paychex, Inc.                                             3,600              145
Sabre Holdings Corp., Class A                             1,283               30
Symantec Corp. *                                         11,721              192
Unisys Corp. *                                            3,100               19
VeriSign, Inc. *                                          2,500               59
Yahoo! Inc. *                                            12,600              413
                                                                     -----------
                                                                           5,548
TECHNOLOGY HARDWARE & EQUIPMENT 1.1%
--------------------------------------------------------------------------------
ADC Telecommunications, Inc. *                              857               19
Agilent Technologies, Inc. *                              4,437              170
Andrew Corp. *                                            1,550               16
Apple Computer, Inc. *                                    8,000              563
Avaya, Inc. *                                             4,132               50
Ciena Corp. *                                             3,200               13
Cisco Systems, Inc. *                                    63,500            1,330
Comverse Technology, Inc. *                               1,900               43
Corning, Inc. *                                          13,900              384
Dell, Inc. *                                             23,740              622
EMC Corp. *                                              23,186              313
Gateway, Inc. *                                           3,100                7
Hewlett-Packard Co.                                      28,403              922
International Business Machines
   Corp.                                                 15,820            1,303
Jabil Circuit, Inc.                                       1,998               78
JDS Uniphase Corp. *                                     12,589               44
Lexmark International, Inc., Class A *                    1,300               63
Lucent Technologies, Inc. *                              40,092              112
Molex, Inc.                                               1,875               70
Motorola, Inc.                                           24,131              515
NCR Corp. *                                               2,000               79
Network Appliance, Inc. *                                 3,400              126
QLogic Corp. *                                            1,738               36
Qualcomm, Inc.                                           16,200              832
Sanmina -- SCI Corp. *                                    5,000               26
Solectron Corp. *                                         7,900               32
Sun Microsystems, Inc. *                                 30,800              154
Symbol Technologies, Inc.                                 2,031               22
Tektronix, Inc.                                             900               32
Tellabs, Inc. *                                           4,000               63
Xerox Corp. *                                             9,400              132
                                                                     -----------
                                                                           8,171
TELECOMMUNICATION SERVICES 0.5%
--------------------------------------------------------------------------------
Alltel Corp.                                              3,730              240
AT&T Corp.                                               38,070              998
BellSouth Corp.                                          17,800              601
CenturyTel, Inc.                                          1,350               51
Citizens Communications Co.                               2,576               34
Qwest Communications
   International, Inc. *                                 15,773              106
Sprint Corp. (FON Group)                                 28,569              709
Verizon Communications, Inc.                             27,258              900
                                                                     -----------
                                                                           3,639
TRANSPORTATION 0.3%
--------------------------------------------------------------------------------
Burlington Northern Santa Fe Corp.                        3,800              302
CSX Corp.                                                 2,200              151
Delta Air Lines, Inc. *                                   1,300                1
FedEx Corp.                                               2,920              336
Norfolk Southern Corp.                                    3,600              195
Ryder Systems, Inc.                                         400               21
Southwest Airlines Co.                                    7,480              121
Union Pacific Corp.                                       2,500              228
United Parcel Service, Inc., Class B                     10,818              877
                                                                     -----------
                                                                           2,232
UTILITIES 0.5%
--------------------------------------------------------------------------------
Allegheny Energy, Inc. *                                  1,070               38
Ameren Corp.                                              1,800               91
American Electric Power Co., Inc.                         3,860              129
CenterPoint Energy, Inc.                                  2,949               35
CMS Energy Corp. *                                        1,000               13
Consolidated Edison, Inc.                                 2,100               91
Constellation Energy Group, Inc.                          1,700               93
Dominion Resources, Inc.                                  3,378              253
DTE Energy Co.                                            1,700               69
Duke Energy Corp.                                        11,348              330
Dynegy, Inc., Class A *                                   3,100               15


32 See financial notes.

SCHWAB MARKETTRACK GROWTH PORTFOLIO

PORTFOLIO HOLDINGS continued

                                                      NUMBER OF         VALUE
SECURITY                                               SHARES        ($ x 1,000)
Edison International                                      3,200              129
Entergy Corp.                                             2,100              147
Exelon Corp.                                              6,524              352
FirstEnergy Corp.                                         3,195              162
FPL Group, Inc.                                           3,800              151
KeySpan Corp.                                             1,300               53
Nicor, Inc.                                                 500               20
NiSource, Inc.                                            2,646               56
Peoples Energy Corp.                                        200                7
PG&E Corp.                                                4,000              159
Pinnacle West Capital Corp.                                 800               32
PPL Corp.                                                 3,600              105
Progress Energy, Inc.                                     2,475              106
Public Service Enterprise Group, Inc.                     2,300              144
Sempra Energy                                             2,103               97
TECO Energy, Inc.                                         1,300               21
The AES Corp. *                                           6,000              102
The Southern Co.                                          7,200              232
TXU Corp.                                                 4,734              235
Xcel Energy, Inc.                                         3,850               73
                                                                     -----------
                                                                           3,540

OTHER INVESTMENT COMPANIES 83.6% OF NET ASSETS

Schwab Institutional Select
   S&P 500 Fund (a)                                  16,328,907          169,005
Schwab International Index Fund,
   Select Shares (a)                                  7,452,402          151,209
Schwab Small-Cap Index Fund,
   Select Shares (a)                                  5,589,059          144,030
Schwab Total Bond Market
   Fund (a)                                          10,829,410          104,612
Schwab Value Advantage
   Money Fund, Institutional
   Shares (a)                                        33,068,327           33,068
                                                                     -----------
                                                                         601,924

                                                    FACE AMOUNT         VALUE
SECURITY                                            ($ x 1,000)      ($ x 1,000)
SHORT-TERM INVESTMENT 0.1% OF NET ASSETS

Brown Brothers Harriman & Co.
   Cash Management Sweep                                    925              925

END OF INVESTMENTS.

At April 30, 2006 the tax basis cost of the fund's investments was $548,949, and the unrealized appreciation and depreciation were $180,391 and ($9,583), respectively, with a net unrealized appreciation of $170,808.

*   Non-income producing security.
(a) Issuer is affiliated with the fund's adviser.


                                                         See financial notes. 33

SCHWAB MARKETTRACK GROWTH PORTFOLIO

Statement of
ASSETS AND LIABILITIES

As of April 30, 2006; unaudited. All numbers x 1,000 except NAV.

ASSETS
-----------------------------------------------------------------------------------
Investments in affiliated underlying funds, at value (cost $476,054)      $601,924
Investments, at value (cost $68,063)                                       117,833
Cash                                                                           138
Receivables:
   Fund shares sold                                                            625
   Dividends                                                                   580
Prepaid expenses                                                       +        14
                                                                       ------------
TOTAL ASSETS                                                               721,114

LIABILITIES
-----------------------------------------------------------------------------------
Payables:
   Investments bought                                                          399
   Transfer agent and shareholder service fees                                  13
   Investment adviser and administrator fees                                    12
   Fund shares redeemed                                                        855
Accrued expenses                                                       +       222
                                                                       ------------
TOTAL LIABILITIES                                                            1,501

NET ASSETS
-----------------------------------------------------------------------------------
TOTAL ASSETS                                                               721,114
TOTAL LIABILITIES                                                      -     1,501
                                                                       ------------
NET ASSETS                                                                $719,613

NET ASSETS BY SOURCE
Capital received from investors                                            549,492
Net investment income not yet distributed                                      563
Net realized capital losses                                                 (6,082)
Net unrealized capital gains                                               175,640

NET ASSET VALUE (NAV) BY SHARE CLASS

                                        SHARES
SHARE CLASS       NET ASSETS   /   OUTSTANDING   =      NAV
Investor Shares     $592,363            32,189       $18.40
P Shares            $127,250             6,914       $18.41


34 See financial notes.

SCHWAB MARKETTRACK GROWTH PORTFOLIO

Statement of
OPERATIONS

For November 1, 2005 through April 30, 2006; unaudited. All numbers x 1,000.

INVESTMENT INCOME
-------------------------------------------------------------------------------
Dividends received from affiliated underlying funds                      $9,793
Dividends                                                                   499
Interest                                                             +       82
                                                                     ----------
TOTAL INVESTMENT INCOME                                                  10,374

NET REALIZED GAINS AND LOSSES
-------------------------------------------------------------------------------
Net realized gains on sales of affiliated underlying funds                2,353
Net realized gains received from affiliated underlying funds              1,135
Net realized gains on investments                                    +      376
                                                                     ----------
NET REALIZED GAINS                                                        3,864

NET UNREALIZED GAINS AND LOSSES
-------------------------------------------------------------------------------
Net unrealized gains on affiliated underlying funds                      49,432
Net unrealized gains on investments                                  +   11,941
                                                                     ----------
NET UNREALIZED GAINS                                                     61,373

EXPENSES
-------------------------------------------------------------------------------
Investment adviser and administrator fees                                 1,471
Transfer agent and shareholder service fees
  Investor shares                                                           842
  P shares                                                                    9
Trustees' fees                                                                5
Custodian fees                                                               14
Portfolio accounting fees                                                    29
Professional fees                                                            17
Registration fees                                                            11
Shareholder reports                                                          58
Other expenses                                                       +        6
                                                                     ----------
Total expenses                                                            2,462
Expense reduction                                                    -      747
                                                                     ----------
NET EXPENSES                                                              1,715

INCREASE IN NET ASSETS FROM OPERATIONS
-------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                                  10,374
NET EXPENSES                                                         -    1,715
                                                                     ----------
NET INVESTMENT INCOME                                                     8,659
NET REALIZED GAINS                                                        3,864
NET UNREALIZED GAINS                                                 +   61,373
                                                                     ----------
INCREASE IN NET ASSETS FROM OPERATIONS                                  $73,896


                                                         See financial notes. 35

SCHWAB MARKETTRACK GROWTH PORTFOLIO

Statements of
CHANGES IN NET ASSETS

For the current and prior report periods. All numbers x 1,000.
Figures for current period are unaudited.

OPERATIONS
--------------------------------------------------------------------------------
                                          11/1/05-4/30/06       11/1/04-10/31/05
Net investment income                              $8,659                $10,435
Net realized gains                                  3,864                 14,721
Net unrealized gains                      +        61,373                 33,101
                                          --------------------------------------
INCREASE IN NET ASSETS FROM OPERATIONS             73,896                 58,257

DISTRIBUTIONS PAID
--------------------------------------------------------------------------------
Dividends from net investment income              $10,988                 $9,037

TRANSACTIONS IN FUND SHARES*
--------------------------------------------------------------------------------
                                      11/1/05-4/30/06         11/1/04-10/31/05
                                    SHARES         VALUE    SHARES        VALUE
SHARES SOLD
Investor Shares                      3,119       $54,883     6,796     $111,249
P Shares                         +   7,027       128,730        --           --
                                 -----------------------------------------------
TOTAL SHARES SOLD                   10,146      $183,613     6,796     $111,249

SHARES REINVESTED
Investor Shares                        616       $10,669       541       $8,784
P Shares                         +      --            --        --           --
                                 -----------------------------------------------
TOTAL SHARES REINVESTED                616       $10,669       541       $8,784

SHARES REDEEMED
Investor Shares                    (10,641)    ($192,633)   (7,663)   ($125,960)
P Shares                         +    (113)       (2,065)       --           --
                                 -----------------------------------------------
TOTAL SHARES REDEEMED              (10,754)    ($194,698)   (7,663)   ($125,960)

Net transactions in fund shares          8         ($416)     (326)     ($5,927)

SHARES OUTSTANDING AND NET ASSETS
--------------------------------------------------------------------------------
                                      11/1/05-4/30/06         11/1/04-10/31/05
                                    SHARES    NET ASSETS    SHARES   NET ASSETS
Beginning of period                 39,095      $657,121    39,421     $613,828
Total increase or decrease       +       8        62,492      (326)      43,293
                                 -----------------------------------------------
END OF PERIOD                       39,103      $719,613    39,095     $657,121
                                 -----------------------------------------------
NET INVESTMENT INCOME NOT YET
   DISTRIBUTED                                      $563                 $2,892

* The fund started offering P shares on April 6, 2006.


36 See financial notes.

SCHWAB MARKETTRACK BALANCED PORTFOLIO(TM)

FINANCIAL STATEMENTS

FINANCIAL HIGHLIGHTS

                                                           11/1/05-     11/1/04-     11/1/03-     11/1/02-     11/1/01-     11/1/00-
                                                           4/30/06*     10/31/05     10/31/04     10/31/03     10/31/02     10/31/01
------------------------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period                      15.46        14.66        13.78        12.05        13.47        15.53
                                                           -------------------------------------------------------------------------
Income or loss from investment operations:
   Net investment income                                     0.25         0.34         0.29         0.25         0.32         0.45
   Net realized and unrealized gains or losses               1.05         0.74         0.88         1.77        (1.22)       (1.92)
                                                           -------------------------------------------------------------------------
   Total income or loss from investment operations           1.30         1.08         1.17         2.02        (0.90)       (1.47)
Less distributions:
   Dividends from net investment income                     (0.34)       (0.28)       (0.29)       (0.29)       (0.40)       (0.49)
   Distributions from net realized gains                    (0.05)          --           --           --        (0.12)       (0.10)
                                                           -------------------------------------------------------------------------
   Total distributions                                      (0.39)       (0.28)       (0.29)       (0.29)       (0.52)       (0.59)
                                                           -------------------------------------------------------------------------
Net asset value at end of period                            16.37        15.46        14.66        13.78        12.05        13.47
                                                           -------------------------------------------------------------------------
Total return (%)                                             8.48 2       7.41         8.61        17.12        (7.08)       (9.72)

RATIOS/SUPPLEMENTAL DATA (%)
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:
   Net operating expenses 1                                  0.50 3       0.50         0.50         0.50         0.50         0.50
   Gross operating expenses 1                                0.73 3       0.73         0.74         0.74         0.74         0.74
   Net investment income                                     2.93 3       2.20         2.03         1.98         2.35         3.31
Portfolio turnover rate                                         5 2         25           11           17           31           21
Net assets, end of period ($ x 1,000,000)                     528          519          541          516          462          497

* Unaudited.

1 The expenses incurred by underlying funds in which the portfolio invests are not included in this ratio. The income received by the portfolio from underlying funds is reduced by those expenses.

2 Not annualized.

3 Annualized.


                                                         See financial notes. 37

SCHWAB MARKETTRACK BALANCED PORTFOLIO

PORTFOLIO HOLDINGS as of April 30, 2006 (unaudited)

This section shows all the securities in the fund's portfolio and their value as of the report date. The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at http://www.sec.gov and may be viewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund's most recent Form N-Q is also available by visiting Schwab's website at www.schwab.com/schwabfunds.

                                                       COST             VALUE
HOLDINGS BY CATEGORY                                ($ x 1,000)      ($ x 1,000)
--------------------------------------------------------------------------------
 14.8%  COMMON STOCK                                     47,379          78,324

 84.8%  OTHER INVESTMENT
        COMPANIES                                       374,914         447,113

  0.5%  SHORT-TERM
        INVESTMENT                                        2,549           2,549
--------------------------------------------------------------------------------
100.1%  TOTAL INVESTMENTS                               424,842         527,986

(0.1)%  OTHER ASSETS AND
        LIABILITIES, NET                                                   (449)
--------------------------------------------------------------------------------
100.0%  TOTAL NET ASSETS                                                527,537

                                                      NUMBER OF         VALUE
SECURITY                                               SHARES        ($ x 1,000)
--------------------------------------------------------------------------------
COMMON STOCK 14.8% OF NET ASSETS

AUTOMOBILES & COMPONENTS 0.1%
--------------------------------------------------------------------------------
Cooper Tire & Rubber Co.                                    400                5
Ford Motor Co.                                           12,185               85
General Motors Corp.                                      3,650               83
Goodyear Tire & Rubber Co. *                              1,000               14
Harley-Davidson, Inc.                                     2,000              102
Johnson Controls, Inc.                                    1,200               98
                                                                     -----------
                                                                             387
BANKS 0.9%
--------------------------------------------------------------------------------
AmSouth Bancorp                                           2,600               75
BB&T Corp.                                                3,600              155
Comerica, Inc.                                            1,100               62
Compass Bancshares, Inc.                                    800               44
Countrywide Financial Corp.                               3,498              142
Fannie Mae                                                6,300              319
Fifth Third Bancorp                                       3,658              148
First Horizon National Corp.                                800               34
Freddie Mac                                               4,500              275
Golden West Financial Corp.                               2,000              144
Huntington Bancshares, Inc.                               1,597               39
KeyCorp                                                   2,600               99
M&T Bank Corp.                                              500               60
Marshall & Ilsley Corp.                                   1,344               61
MGIC Investment Corp.                                       700               49
National City Corp.                                       4,100              151
North Fork Bancorp, Inc.                                  3,000               90
PNC Financial Services Group, Inc.                        1,900              136
Regions Financial Corp.                                   3,078              112
Sovereign Bancorp, Inc.                                   1,800               40
SunTrust Banks, Inc.                                      2,300              178
Synovus Financial Corp.                                   1,900               53
U.S. Bancorp                                             12,554              395
Wachovia Corp.                                           10,494              628
Washington Mutual, Inc.                                   6,634              299
Wells Fargo & Co.                                        11,235              772
Zions Bancorp                                               600               50
                                                                     -----------
                                                                           4,610
CAPITAL GOODS 1.3%
--------------------------------------------------------------------------------
3M Co.                                                    5,000              427
American Power Conversion
  Corp.                                                   1,175               26
American Standard Cos., Inc.                              1,500               65
Caterpillar, Inc.                                         4,600              348
Cooper Industries Ltd., Class A                             600               55
Cummins, Inc.                                               300               31
Danaher Corp.                                             2,000              128


38 See financial notes.

SCHWAB MARKETTRACK BALANCED PORTFOLIO

PORTFOLIO HOLDINGS continued

                                                      NUMBER OF         VALUE
SECURITY                                               SHARES        ($ x 1,000)
Deere & Co.                                               1,500              132
Dover Corp.                                               1,400               70
Eaton Corp.                                               1,000               77
Emerson Electric Co.                                      2,800              238
Fluor Corp.                                                 500               46
General Dynamics Corp.                                    2,600              171
General Electric Co.                                     70,660            2,444
Goodrich Corp.                                              700               31
Honeywell International, Inc.                             5,700              242
Illinois Tool Works, Inc.                                 1,400              144
Ingersoll-Rand Co., Class A                               2,200               96
ITT Industries, Inc.                                      1,200               67
L-3 Communications Holdings, Inc.                           700               57
Lockheed Martin Corp.                                     2,400              182
Masco Corp.                                               3,000               96
Navistar International Corp. *                              400               11
Northrop Grumman Corp.                                    2,256              151
PACCAR, Inc.                                              1,050               75
Pall Corp.                                                  800               24
Parker Hannifin Corp.                                       700               57
Raytheon Co.                                              2,600              115
Rockwell Automation, Inc.                                 1,200               87
Rockwell Collins, Inc.                                    1,200               69
Textron, Inc.                                             1,000               90
The Boeing Co.                                            5,484              458
Tyco International Ltd.                                  12,949              341
United Technologies Corp.                                 6,600              415
W.W. Grainger, Inc.                                         600               46
                                                                     -----------
                                                                           7,112
COMMERCIAL SERVICES & SUPPLIES 0.1%
--------------------------------------------------------------------------------
Allied Waste Industries, Inc. *                           2,100               30
Avery Dennison Corp.                                        700               44
Cendant Corp.                                             6,415              112
Cintas Corp.                                              1,102               46
Equifax, Inc.                                               900               34
Monster Worldwide, Inc. *                                   666               38
Pitney Bowes, Inc.                                        1,600               67
R.R. Donnelley & Sons Co.                                 1,400               47
Robert Half International, Inc.                           1,200               51
Waste Management, Inc.                                    3,712              139
                                                                     -----------
                                                                             608
CONSUMER DURABLES & APPAREL 0.2%
--------------------------------------------------------------------------------
Black & Decker Corp.                                        600               56
Brunswick Corp.                                             600               24
Centex Corp.                                                800               45
Coach, Inc. *                                             2,400               79
D.R. Horton, Inc.                                         1,790               54
Eastman Kodak Co.                                         2,000               54
Fortune Brands, Inc.                                      1,000               80
Harman International Industries, Inc.                       300               26
Hasbro, Inc.                                              1,275               25
Jones Apparel Group, Inc.                                   800               28
KB Home                                                     600               37
Leggett & Platt, Inc.                                     1,300               35
Lennar Corp., Class A                                       900               49
Liz Claiborne, Inc.                                         800               31
Mattel, Inc.                                              2,825               46
Newell Rubbermaid, Inc.                                   1,872               51
Nike, Inc., Class B                                       1,300              106
Pulte Homes, Inc.                                         1,600               60
Snap-On, Inc.                                               350               15
The Stanley Works                                           600               31
VF Corp.                                                    800               49
Whirlpool Corp.                                             572               51
                                                                     -----------
                                                                           1,032
CONSUMER SERVICES 0.3%
--------------------------------------------------------------------------------
Apollo Group, Inc., Class A *                             1,100               60
Carnival Corp.                                            2,870              134
Darden Restaurants, Inc.                                  1,350               54
H&R Block, Inc.                                           2,400               55
Harrah's Entertainment, Inc.                              1,200               98
Hilton Hotels Corp.                                       2,500               67
International Game Technology                             2,100               80
Marriott International, Inc., Class A                     1,100               80
McDonald's Corp.                                          8,100              280
Starbucks Corp. *                                         4,880              182
Starwood Hotels & Resorts
  Worldwide, Inc.                                         1,200               69
Wendy's International, Inc.                                 800               49
YUM! Brands, Inc.                                         2,060              107
                                                                     -----------
                                                                           1,315


                                                         See financial notes. 39

SCHWAB MARKETTRACK BALANCED PORTFOLIO

PORTFOLIO HOLDINGS continued

                                                      NUMBER OF         VALUE
SECURITY                                               SHARES        ($ x 1,000)
DIVERSIFIED FINANCIALS 1.5%
--------------------------------------------------------------------------------
American Express Co.                                      8,310              447
Ameriprise Financial, Inc.                                1,542               76
Bank of America Corp.                                    30,427            1,519
Capital One Financial Corp.                               1,900              165
CIT Group, Inc.                                           1,300               70
Citigroup, Inc.                                          34,266            1,712
E*TRADE Financial Corp. *                                 2,400               60
Federated Investors, Inc., Class B                          700               25
Franklin Resources, Inc.                                  1,010               94
Janus Capital Group, Inc.                                 1,400               27
JPMorgan Chase & Co.                                     23,413            1,062
Lehman Brothers Holdings, Inc.                            1,800              272
Mellon Financial Corp.                                    2,800              105
Merrill Lynch & Co., Inc.                                 6,300              480
Moody's Corp.                                             2,000              124
Morgan Stanley                                            7,010              451
Northern Trust Corp.                                      1,400               82
SLM Corp.                                                 3,000              159
State Street Corp.                                        2,200              144
T. Rowe Price Group, Inc.                                   800               67
The Bank of New York Co., Inc.                            4,900              172
The Bear Stearns Cos., Inc.                                 602               86
The Charles Schwab Corp.                                  6,883              123
The Goldman Sachs Group, Inc.                             3,079              494
                                                                     -----------
                                                                           8,016
ENERGY 1.5%
--------------------------------------------------------------------------------
Amerada Hess Corp. *                                        600               86
Anadarko Petroleum Corp.                                  1,510              158
Apache Corp.                                              2,048              145
Baker Hughes, Inc.                                        2,250              182
BJ Services Co.                                           2,000               76
Chesapeake Energy Corp.                                   2,300               73
ChevronTexaco Corp.                                      14,727              899
ConocoPhillips                                           10,986              735
Devon Energy Corp.                                        3,000              180
El Paso Corp.                                             3,222               42
EOG Resources, Inc.                                       1,518              107
Exxon Mobil Corp.                                        42,010            2,650
Halliburton Co.                                           3,374              264
Hugoton Royalty Trust                                       135                4
Kerr-McGee Corp.                                            812               81
Kinder Morgan, Inc.                                         745               65
Marathon Oil Corp.                                        2,218              176
Murphy Oil Corp.                                          1,100               55
Nabors Industries Ltd. *                                  2,000               75
National-Oilwell Varco, Inc. *                            1,130               78
Noble Corp.                                                 900               71
Occidental Petroleum Corp.                                2,700              277
Rowan Cos., Inc.                                            600               27
Schlumberger Ltd.                                         7,800              539
Sunoco, Inc.                                                900               73
Transocean, Inc. *                                        2,016              163
Valero Energy Corp.                                       4,000              259
Weatherford International, Ltd. *                         1,820               96
Williams Cos., Inc.                                       3,000               66
XTO Energy, Inc.                                          2,266               96
                                                                     -----------
                                                                           7,798
FOOD & STAPLES RETAILING 0.3%
--------------------------------------------------------------------------------
Albertson's, Inc.                                         2,671               68
Costco Wholesale Corp.                                    3,000              163
CVS Corp.                                                 5,200              155
Kroger Co.                                                5,300              107
Safeway, Inc.                                             2,800               70
Supervalu, Inc.                                             900               26
Sysco Corp.                                               4,400              132
Wal-Mart Stores, Inc.                                    16,640              749
Walgreen Co.                                              6,600              277
Whole Foods Market, Inc.                                    800               49
Winn-Dixie Stores, Inc. *                                 1,200               --
                                                                     -----------
                                                                           1,796
FOOD, BEVERAGE & TOBACCO 0.7%
--------------------------------------------------------------------------------
Altria Group, Inc.                                       13,640              998
Anheuser-Busch Cos., Inc.                                 5,200              232
Archer-Daniels-Midland Co.                                4,446              162
Brown-Forman Corp., Class B                                 804               60
Campbell Soup Co.                                         1,200               39
Coca-Cola Enterprises, Inc.                               2,700               53
ConAgra Foods, Inc.                                       3,300               75
Constellation Brands, Inc., Class A *                     1,290               32
General Mills, Inc.                                       2,392              118
H.J. Heinz Co.                                            2,300               95


40 See financial notes.

SCHWAB MARKETTRACK BALANCED PORTFOLIO

PORTFOLIO HOLDINGS continued

                                                      NUMBER OF         VALUE
SECURITY                                               SHARES        ($ x 1,000)
Kellogg Co.                                               1,700               79
McCormick & Co., Inc.                                       900               31
Molson Coors Brewing Co.,
  Class B                                                   200               15
PepsiCo, Inc.                                            11,070              645
Reynolds American, Inc.                                     614               67
Sara Lee Corp.                                            5,100               91
The Coca-Cola Co.                                        13,810              579
The Hershey Co.                                           1,600               85
The Pepsi Bottling Group, Inc.                              926               30
Tyson Foods, Inc., Class A                                1,700               25
UST, Inc.                                                 1,100               48
Wm. Wrigley Jr. Co.                                       1,200               56
Wm. Wrigley Jr. Co., Class B                                300               14
                                                                     -----------
                                                                           3,629
HEALTH CARE EQUIPMENT & SERVICES 0.6%
--------------------------------------------------------------------------------
Aetna, Inc.                                               4,136              159
AmerisourceBergen Corp.                                   1,400               60
Bausch & Lomb, Inc.                                         400               20
Baxter International, Inc.                                3,800              143
Becton Dickinson & Co.                                    1,800              114
Biomet, Inc.                                              1,575               59
Boston Scientific Corp. *                                 7,308              170
C.R. Bard, Inc.                                             600               45
Cardinal Health, Inc.                                     2,775              187
Caremark Rx, Inc.                                         2,988              136
CIGNA Corp.                                               1,000              107
Coventry Health Care, Inc. *                              1,050               52
Express Scripts, Inc. *                                   1,000               78
HCA, Inc.                                                 2,208               97
Health Management Associates, Inc.,
  Class A                                                 1,600               33
Hospira, Inc. *                                           1,020               39
Humana, Inc. *                                              800               36
IMS Health, Inc.                                          1,500               41
Laboratory Corp. of America
  Holdings *                                                900               51
Manor Care, Inc.                                            500               22
McKesson Corp.                                            1,773               86
Medco Health Solutions, Inc. *                            1,784               95
Medtronic, Inc.                                           7,800              391
Patterson Cos., Inc. *                                      900               29
Quest Diagnostics                                         1,470               82
St. Jude Medical, Inc. *                                  2,120               84
Stryker Corp.                                             1,946               85
Tenet Healthcare Corp. *                                  3,150               26
UnitedHealth Group, Inc.                                  8,400              418
WellPoint, Inc. *                                         3,852              274
Zimmer Holdings, Inc. *                                   1,500               94
                                                                     -----------
                                                                           3,313
HOUSEHOLD & PERSONAL PRODUCTS 0.4%
--------------------------------------------------------------------------------
Alberto-Culver Co., Class B                                 600               27
Avon Products, Inc.                                       3,000               98
Clorox Co.                                                1,300               83
Colgate-Palmolive Co.                                     3,600              213
Kimberly-Clark Corp.                                      3,380              198
Procter & Gamble Co.                                     22,832            1,329
The Estee Lauder Cos., Inc., Class A                        700               26
                                                                     -----------
                                                                           1,974
INSURANCE 0.7%
--------------------------------------------------------------------------------
ACE Ltd.                                                  1,700               94
AFLAC, Inc.                                               3,300              157
AMBAC Financial Group, Inc.                                 684               56
American International Group, Inc.                       17,342            1,132
AON Corp.                                                 2,025               85
Cincinnati Financial Corp.                                1,323               56
Genworth Financial, Inc., Class A                         2,500               83
Lincoln National Corp.                                    2,243              130
Loews Corp.                                                 900               96
Marsh & McLennan Cos., Inc.                               3,600              110
MBIA, Inc.                                                1,050               63
Metlife, Inc.                                             4,986              260
Principal Financial Group, Inc.                           2,329              119
Prudential Financial, Inc.                                3,500              273
SAFECO Corp.                                                800               42
The Allstate Corp.                                        4,700              265
The Chubb Corp.                                           2,400              124
The Hartford Financial Services
  Group, Inc.                                             1,800              165
The Progressive Corp.                                     1,500              163
The St. Paul Travelers Cos., Inc.                         4,241              187
Torchmark Corp.                                             800               48
UnumProvident Corp.                                       1,657               34


                                                         See financial notes. 41

SCHWAB MARKETTRACK BALANCED PORTFOLIO

PORTFOLIO HOLDINGS continued

                                                      NUMBER OF         VALUE
SECURITY                                               SHARES        ($ x 1,000)
XL Capital Ltd., Class A                                    800               53
                                                                     -----------
                                                                           3,795
MATERIALS 0.5%
--------------------------------------------------------------------------------
Air Products & Chemicals, Inc.                            1,500              103
Alcoa, Inc.                                               5,648              191
Allegheny Technologies, Inc.                                492               34
Ashland, Inc.                                               500               33
Ball Corp.                                                  800               32
Bemis Co.                                                   600               19
E.I. du Pont de Nemours & Co.                             6,484              286
Eastman Chemical Co.                                        600               33
Ecolab, Inc.                                              1,200               45
Engelhard Corp.                                             800               31
Freeport-McMoran Copper & Gold,
  Inc., Class B                                           1,100               71
Hercules, Inc. *                                            700               10
International Flavors & Fragrances,
  Inc.                                                      800               28
International Paper Co.                                   3,166              115
Louisiana-Pacific Corp.                                     700               19
MeadWestvaco Corp.                                        1,279               36
Monsanto Co.                                              1,727              144
Newmont Mining Corp.                                      2,754              161
Nucor Corp.                                               1,200              131
Pactiv Corp. *                                            1,000               24
Phelps Dodge Corp.                                        1,080               93
PPG Industries, Inc.                                      1,200               81
Praxair, Inc.                                             2,000              112
Rohm & Haas Co.                                           1,421               72
Sealed Air Corp.                                            621               33
Sigma-Aldrich Corp.                                         500               34
Temple-Inland, Inc.                                         800               37
The Dow Chemical Co.                                      6,049              246
Tronox, Inc., Class B                                       163                3
United States Steel Corp.                                   700               48
Vulcan Materials Co.                                        700               59
Weyerhaeuser Co.                                          1,400               99
                                                                     -----------
                                                                           2,463
MEDIA 0.5%
--------------------------------------------------------------------------------
CBS Corp., Class B                                        5,309              135
Clear Channel Communications, Inc.                        4,080              116
Comcast Corp., Class A *                                 14,661              454
Dow Jones & Co., Inc.                                       600               22
Gannett Co., Inc.                                         1,700               93
Interpublic Group of Cos., Inc. *                         2,500               24
Knight-Ridder, Inc.                                         600               37
McGraw-Hill Cos., Inc.                                    2,400              134
Meredith Corp.                                              300               15
New York Times Co., Class A                               1,100               27
News Corp., Inc., Class A                                16,300              280
Omnicom Group, Inc.                                       1,200              108
The E.W. Scripps Co., Class A                               600               28
The Walt Disney Co.                                      13,217              370
Time Warner, Inc.                                        30,870              537
Tribune Co.                                               2,100               61
Univision Communications, Inc.,
  Class A *                                               2,048               73
Viacom, Inc., Class B *                                   5,309              211
                                                                     -----------
                                                                           2,725
PHARMACEUTICALS & BIOTECHNOLOGY 1.2%
--------------------------------------------------------------------------------
Abbott Laboratories                                      10,200              436
Allergan, Inc.                                              900               92
Amgen, Inc. *                                             8,340              565
Applied Biosystems Group - Applera
  Corp.                                                   1,400               40
Barr Pharmaceuticals, Inc. *                                600               36
Biogen Idec, Inc. *                                       2,150               96
Bristol-Myers Squibb Co.                                 12,800              325
Eli Lilly & Co.                                           7,400              392
Fisher Scientific International, Inc. *                     720               51
Forest Laboratories, Inc. *                               2,400               97
Genzyme Corp. *                                           1,700              104
Gilead Sciences, Inc. *                                   2,980              171
Johnson & Johnson                                        19,872            1,165
King Pharmaceuticals, Inc. *                              1,388               24
MedImmune, Inc. *                                         1,400               44
Merck & Co., Inc.                                        14,500              499
Millipore Corp. *                                           200               15
Mylan Laboratories, Inc.                                  1,700               37
PerkinElmer, Inc.                                           600               13
Pfizer, Inc.                                             49,386            1,251
Schering-Plough Corp.                                     9,500              184
Thermo Electron Corp. *                                     900               35


42 See financial notes.

SCHWAB MARKETTRACK BALANCED PORTFOLIO

PORTFOLIO HOLDINGS continued

                                                      NUMBER OF          VALUE
SECURITY                                               SHARES        ($ x 1,000)
Waters Corp. *                                              900               41
Watson Pharmaceuticals, Inc. *                              600               17
Wyeth                                                     8,800              428
                                                                     -----------
                                                                           6,158
REAL ESTATE 0.1%
--------------------------------------------------------------------------------
Apartment Investment & Management
  Co., Class A                                              600               27
Archstone-Smith Trust                                     1,300               64
Equity Office Properties Trust                            2,600               84
Equity Residential                                        1,700               76
Host Hotels & Resorts, Inc.                                 735               15
Plum Creek Timber Co., Inc.                               1,200               44
ProLogis                                                  1,200               60
Public Storage, Inc.                                        600               46
Simon Property Group, Inc.                                1,450              119
Vornado Realty Trust                                        800               76
                                                                     -----------
                                                                             611
RETAILING 0.6%
--------------------------------------------------------------------------------
Amazon.com, Inc. *                                        2,000               70
AutoNation, Inc. *                                        2,000               45
AutoZone, Inc. *                                            500               47
Bed, Bath & Beyond, Inc. *                                1,800               69
Best Buy Co., Inc.                                        3,150              179
Big Lots, Inc. *                                            700               10
Circuit City Stores, Inc.                                 1,400               40
Dillards, Inc., Class A                                     700               18
Dollar General Corp.                                      2,202               38
eBay, Inc. *                                              7,416              255
Family Dollar Stores, Inc.                                1,100               28
Federated Department Stores, Inc.                         1,754              137
Genuine Parts Co.                                         1,150               50
Home Depot, Inc.                                         14,600              583
J.C. Penney Co., Inc.                                     1,700              111
Kohl's Corp. *                                            2,200              123
Limited Brands, Inc.                                      2,991               77
Lowe's Cos., Inc.                                         5,000              315
Nordstrom, Inc.                                           1,800               69
Office Depot, Inc. *                                      2,500              102
OfficeMax, Inc.                                             600               23
RadioShack Corp.                                          1,300               22
Sears Holdings Corp. *                                      673               97
Staples, Inc.                                             4,575              121
Target Corp.                                              5,800              308
The Gap, Inc.                                             3,862               70
The Sherwin-Williams Co.                                  1,100               56
The TJX Cos., Inc.                                        3,600               87
Tiffany & Co.                                               950               33
                                                                     -----------
                                                                           3,183
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 0.4%
--------------------------------------------------------------------------------
Advanced Micro Devices, Inc. *                            2,040               66
Altera Corp. *                                            2,546               56
Analog Devices, Inc.                                      2,300               87
Applied Materials, Inc.                                  10,900              196
Applied Micro Circuits Corp. *                            1,928                7
Broadcom Corp., Class A *                                 3,000              123
Freescale Semiconductor, Inc.,
  Class B *                                               2,650               84
Intel Corp.                                              40,660              812
KLA-Tencor Corp.                                          1,200               58
Linear Technology Corp.                                   2,000               71
LSI Logic Corp. *                                         2,000               21
Maxim Integrated Products, Inc.                           2,100               74
Micron Technology, Inc. *                                 3,600               61
National Semiconductor Corp.                              2,200               66
Novellus Systems, Inc. *                                    900               22
Nvidia Corp. *                                            1,800               53
PMC - Sierra, Inc. *                                      1,100               14
Teradyne, Inc. *                                          1,100               19
Texas Instruments, Inc.                                  11,300              392
Xilinx, Inc.                                              2,100               58
                                                                     -----------
                                                                           2,340
SOFTWARE & SERVICES 0.7%
--------------------------------------------------------------------------------
Adobe Systems, Inc. *                                     3,200              125
Affiliated Computer Services, Inc.,
  Class A *                                                 465               26
Autodesk, Inc. *                                          1,600               67
Automatic Data Processing, Inc.                           3,900              172
BMC Software, Inc. *                                      1,600               35
CA, Inc.                                                  3,825               97
Citrix Systems, Inc. *                                    1,200               48
Computer Sciences Corp. *                                 1,090               64
Compuware Corp. *                                         2,400               18


                                                         See financial notes. 43

SCHWAB MARKETTRACK BALANCED PORTFOLIO

PORTFOLIO HOLDINGS continued

                                                      NUMBER OF         VALUE
SECURITY                                               SHARES        ($ x 1,000)
Convergys Corp. *                                           869               17
Electronic Arts, Inc. *                                   1,792              102
Electronic Data Systems Corp.                             3,100               84
First Data Corp.                                          5,704              272
Fiserv, Inc. *                                            1,200               54
Intuit, Inc. *                                            1,327               72
Microsoft Corp.                                          61,390            1,483
Novell, Inc. *                                            2,200               18
Oracle Corp. *                                           25,722              375
Parametric Technology Corp. *                               720               11
Paychex, Inc.                                             2,475              100
Sabre Holdings Corp., Class A                               922               21
Symantec Corp. *                                          8,018              131
Unisys Corp. *                                            2,100               13
VeriSign, Inc. *                                          1,600               38
Yahoo! Inc. *                                             8,400              275
                                                                     -----------
                                                                           3,718
TECHNOLOGY HARDWARE & EQUIPMENT 1.0%
--------------------------------------------------------------------------------
ADC Telecommunications, Inc. *                              714               16
Agilent Technologies, Inc. *                              2,917              112
Andrew Corp. *                                            1,025               11
Apple Computer, Inc. *                                    5,430              382
Avaya, Inc. *                                             2,775               33
Ciena Corp. *                                             2,100                9
Cisco Systems, Inc. *                                    42,100              882
Comverse Technology, Inc. *                               1,000               23
Corning, Inc. *                                           9,550              264
Dell, Inc. *                                             16,500              432
EMC Corp. *                                              15,562              210
Gateway, Inc. *                                           2,100                5
Hewlett-Packard Co.                                      19,724              641
International Business Machines
  Corp.                                                  10,800              889
Jabil Circuit, Inc.                                       1,341               52
JDS Uniphase Corp. *                                      8,464               30
Lexmark International, Inc., Class A *                      800               39
Lucent Technologies, Inc. *                              26,905               75
Molex, Inc.                                               1,250               46
Motorola, Inc.                                           16,150              345
NCR Corp. *                                               1,200               47
Network Appliance, Inc. *                                 2,000               74
QLogic Corp. *                                            1,170               24
Qualcomm, Inc.                                           10,760              552
Sanmina -- SCI Corp. *                                    3,400               18
Solectron Corp. *                                         5,300               21
Sun Microsystems, Inc. *                                 20,800              104
Symbol Technologies, Inc.                                 1,366               15
Tektronix, Inc.                                             500               18
Tellabs, Inc. *                                           2,700               43
Xerox Corp. *                                             5,200               73
                                                                     -----------
                                                                           5,485
TELECOMMUNICATION SERVICES 0.5%
--------------------------------------------------------------------------------
Alltel Corp.                                              2,510              162
AT&T Corp.                                               25,639              672
BellSouth Corp.                                          11,900              402
CenturyTel, Inc.                                            900               34
Citizens Communications Co.                               1,732               23
Qwest Communications
  International, Inc. *                                  10,622               71
Sprint Corp. (FON Group)                                 18,876              468
Verizon Communications, Inc.                             17,836              589
                                                                     -----------
                                                                           2,421
TRANSPORTATION 0.3%
--------------------------------------------------------------------------------
Burlington Northern Santa Fe Corp.                        2,500              199
CSX Corp.                                                 1,500              103
Delta Air Lines, Inc. *                                     900                1
FedEx Corp.                                               1,960              225
Norfolk Southern Corp.                                    2,500              135
Ryder Systems, Inc.                                         400               21
Southwest Airlines Co.                                    5,137               83
Union Pacific Corp.                                       1,700              155
United Parcel Service, Inc., Class B                      7,385              599
                                                                     -----------
                                                                           1,521
UTILITIES 0.4%
--------------------------------------------------------------------------------
Allegheny Energy, Inc. *                                    720               26
Ameren Corp.                                              1,200               60
American Electric Power Co., Inc.                         2,580               86
CenterPoint Energy, Inc.                                  1,924               23
CMS Energy Corp. *                                          700                9
Consolidated Edison, Inc.                                 1,500               65
Constellation Energy Group, Inc.                          1,000               55


44 See financial notes.

SCHWAB MARKETTRACK BALANCED PORTFOLIO

PORTFOLIO HOLDINGS continued

                                                      NUMBER OF         VALUE
SECURITY                                               SHARES        ($ x 1,000)
Dominion Resources, Inc.                                  2,167              162
DTE Energy Co.                                            1,000               41
Duke Energy Corp.                                         7,512              219
Dynegy, Inc., Class A *                                   2,100               10
Edison International                                      2,200               89
Entergy Corp.                                             1,500              105
Exelon Corp.                                              4,324              234
FirstEnergy Corp.                                         2,030              103
FPL Group, Inc.                                           2,600              103
KeySpan Corp.                                               900               36
Nicor, Inc.                                                 300               12
NiSource, Inc.                                            1,651               35
Peoples Energy Corp.                                        200                7
PG&E Corp.                                                2,700              108
Pinnacle West Capital Corp.                                 600               24
PPL Corp.                                                 2,000               58
Progress Energy, Inc.                                     1,593               68
Public Service Enterprise Group, Inc.                     1,500               94
Sempra Energy                                             1,360               63
TECO Energy, Inc.                                           900               14
The AES Corp. *                                           3,200               54
The Southern Co.                                          4,500              145
TXU Corp.                                                 3,164              157
Xcel Energy, Inc.                                         2,585               49
                                                                     -----------
                                                                           2,314

OTHER INVESTMENT COMPANIES 84.8% OF NET ASSETS

Schwab Institutional Select
   S&P 500 Fund (a)                                   7,758,350           80,299
Schwab International Index Fund,
   Select Shares (a)                                  4,101,934           83,228
Schwab Small-Cap Index Fund,
   Select Shares (a)                                  3,085,609           79,516
Schwab Total Bond Market
   Fund (a)                                          18,876,116          182,344
Schwab Value Advantage
   Money Fund, Institutional
   Shares (a)                                        21,725,917           21,726
                                                                     -----------
                                                                         447,113

                                                    FACE AMOUNT         VALUE
SECURITY                                            ($ x 1,000)      ($ x 1,000)
SHORT-TERM INVESTMENT 0.5% OF NET ASSETS

Brown Brothers Harriman & Co.
   Cash Management Sweep                                  2,549            2,549

END OF INVESTMENTS.

At April 30, 2006 the tax basis cost of the fund's investments was $427,587, and the unrealized appreciation and depreciation were $108,096 and ($7,697), respectively, with net unrealized appreciaton of $100,399.

* Non-income producing security.
(a) Issuer is affiliated with the fund's adviser.


                                                         See financial notes. 45

SCHWAB MARKETTRACK BALANCED PORTFOLIO

Statement of
ASSETS AND LIABILITIES

As of April 30, 2006; unaudited. All numbers x 1,000 except NAV.

ASSETS
----------------------------------------------------------------------------------
Investments in affiliated underlying funds, at value (cost $374,914)      $447,113
Investments, at value (cost $49,928)                                        80,872
Cash                                                                             9
Receivables:
   Fund shares sold                                                            363
   Dividends                                                                   812
   Interest                                                                      1
Prepaid expenses                                                       +        11
                                                                       -----------
TOTAL ASSETS                                                               529,181

LIABILITIES
----------------------------------------------------------------------------------
Payables:
   Investments bought                                                          690
   Investment adviser and administrator fees                                     9
   Transfer agent and shareholder services fees                                 11
   Trustee fees                                                                  1
   Fund shares redeemed                                                        868
Accrued expenses                                                       +        65
                                                                       -----------
TOTAL LIABILITIES                                                            1,644

NET ASSETS
----------------------------------------------------------------------------------
TOTAL ASSETS                                                               529,181
TOTAL LIABILITIES                                                      -     1,644
                                                                       -----------
NET ASSETS                                                                $527,537

NET ASSETS BY SOURCE
Capital received from investors                                            418,544
Net investment income not yet distributed                                    1,893
Net realized capital gains                                                   3,957
Net unrealized capital gains                                               103,143

NET ASSET VALUE (NAV)

                      SHARES
NET ASSETS   /   OUTSTANDING   =     NAV
$527,537              32,233       $16.37


46 See financial notes.

SCHWAB MARKETTRACK BALANCED PORTFOLIO

Statement of
OPERATIONS

For November 1, 2004 through April 30, 2006; unaudited. All numbers x 1,000.

INVESTMENT INCOME
-------------------------------------------------------------------------------
Dividends received from affiliated underlying funds                      $8,272
Dividends                                                                   630
Interest                                                             +       38
                                                                     ----------
TOTAL INVESTMENT INCOME                                                   8,940

NET REALIZED GAINS AND LOSSES
-------------------------------------------------------------------------------
Net realized gains on sales of affiliated underlying funds                4,165
Net realized gains received from affiliated underlying funds              1,008
Net realized gains on investments                                    +    1,432
                                                                     ----------
NET REALIZED GAINS                                                        6,605

NET UNREALIZED GAINS AND LOSSES
-------------------------------------------------------------------------------
Net unrealized gains on affiliated underlying funds                      22,469
Net unrealized gains on investments                                  +    6,110
                                                                     ----------
NET UNREALIZED GAINS                                                     28,579

EXPENSES
-------------------------------------------------------------------------------
Investment adviser and administrator fees                                 1,141
Transfer agent and shareholder service fees                                 652
Trustees' fees                                                                4
Custodian fees                                                               10
Portfolio accounting fees                                                    25
Professional fees                                                            16
Registration fees                                                            10
Shareholder reports                                                          35
Other expenses                                                       +        4
                                                                     ----------
Total expenses                                                            1,897
Expense reduction                                                    -      593
                                                                     ----------
NET EXPENSES                                                              1,304

INCREASE IN NET ASSETS FROM OPERATIONS
-------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                                   8,940
NET EXPENSES                                                         -    1,304
                                                                     ----------
NET INVESTMENT INCOME                                                     7,636
NET REALIZED GAINS                                                        6,605
NET UNREALIZED GAINS                                                 +   28,579
                                                                     ----------
INCREASE IN NET ASSETS FROM OPERATIONS                                  $42,820


                                                         See financial notes. 47

SCHWAB MARKETTRACK BALANCED PORTFOLIO

Statements of
CHANGES IN NET ASSETS

For the current and prior report periods. All numbers x 1,000
Figures for the current period are unaudited.

OPERATIONS
--------------------------------------------------------------------------------
                                           11/1/05-4/30/06      11/1/04-10/31/05
Net investment income                               $7,636               $11,810
Net realized gains                                   6,605                17,247
Net unrealized gains                       +        28,579                10,119
                                           -------------------------------------
INCREASE IN NET ASSETS FROM OPERATIONS              42,820                39,176

DISTRIBUTIONS PAID
--------------------------------------------------------------------------------
Dividends from net investment income                11,244                10,162
Distributions from net realized gains      +         1,491                    --
                                           -------------------------------------
TOTAL DISTRIBUTIONS                                $12,735               $10,162

TRANSACTIONS IN FUND SHARES
--------------------------------------------------------------------------------
                                       11/1/05-4/30/06        11/1/04-10/31/05
                                    SHARES         VALUE    SHARES        VALUE
Shares sold                          1,791       $28,607     5,057      $76,535
Shares reinvested                      779        12,213       651        9,764
Shares redeemed                  +  (3,919)      (62,456)   (9,036)    (137,415)
                                 -----------------------------------------------
NET TRANSACTIONS IN FUND SHARES     (1,349)     ($21,636)   (3,328)    ($51,116)

SHARES OUTSTANDING AND NET ASSETS
--------------------------------------------------------------------------------
                                       11/1/05-4/30/06        11/1/04-10/31/05
                                    SHARES    NET ASSETS    SHARES   NET ASSETS
Beginning of period                 33,582      $519,088    36,910     $541,190
Total increase or decrease       +  (1,349)        8,449    (3,328)     (22,102)
                                 -----------------------------------------------
END OF PERIOD                       32,233      $527,537    33,582     $519,088
                                 -----------------------------------------------
NET INVESTMENT INCOME NOT
   YET DISTRIBUTED                                $1,893                 $5,501


48 See financial notes.

SCHWAB MARKETTRACK CONSERVATIVE PORTFOLIO(TM)

FINANCIAL STATEMENTS

FINANCIAL HIGHLIGHTS

                                                           11/1/05-     11/1/04-     11/1/03-     11/1/02-     11/1/01-     11/1/00-
INVESTOR SHARES                                            4/30/06*     10/31/05     10/31/04     10/31/03     10/31/02     10/31/01
------------------------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period                      13.42        13.09        12.53        11.37        12.22        13.12
                                                           -------------------------------------------------------------------------
Income or loss from investment operations:
   Net investment income                                     0.28         0.36         0.34         0.29         0.40         0.49
   Net realized and unrealized gains or losses               0.49         0.32         0.57         1.16        (0.78)       (0.80)
                                                           -------------------------------------------------------------------------
   Total income or loss from investment operations           0.77         0.68         0.91         1.45        (0.38)       (0.31)
Less distributions:
   Dividends from net investment income                     (0.24)       (0.35)       (0.35)       (0.29)       (0.41)       (0.50)
   Distributions from net realized gains                    (0.01)          --           --           --        (0.06)       (0.09)
                                                           -------------------------------------------------------------------------
   Total distributions                                      (0.25)       (0.35)       (0.35)       (0.29)       (0.47)       (0.59)
                                                           -------------------------------------------------------------------------
Net asset value at end of period                            13.94        13.42        13.09        12.53        11.37        12.22
                                                           -------------------------------------------------------------------------
Total return (%)                                             5.76 2       5.24         7.38        12.98        (3.29)       (2.39)

RATIOS/SUPPLEMENTAL DATA (%)
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:
   Net operating expenses 1                                  0.50 3       0.50         0.50         0.50         0.50         0.50
   Gross operating expenses 1                                0.73 3       0.75         0.75         0.75         0.76         0.77
   Net investment income                                     3.45 3       2.67         2.70         2.44         3.17         3.85
Portfolio turnover rate                                         5 2          9           10           17           32           15
Net assets, end of period ($ x 1,000,000)                     230          300          290          289          263          211

* Unaudited.

1 The expenses incurred by underlying funds in which the portfolio invests are not included in this ratio. The income received by the portfolio from underlying funds is reduced by those expenses.

2 Not annualized.

3 Annualized.


                                                         See financial notes. 49

SCHWAB MARKETTRACK CONSERVATIVE PORTFOLIO

FINANCIAL STATEMENTS

FINANCIAL HIGHLIGHTS

                                                           4/6/06 1-
P SHARES                                                   4/30/06*
------------------------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period                       13.93
                                                           -------------------------------------------------------------------------
Income or loss from investment operations:
   Net investment income                                      0.03
   Net realized and unrealized gains or losses               (0.02)
                                                           -------------------------------------------------------------------------
   Total income or loss from investment operations            0.01
                                                           -------------------------------------------------------------------------
Net asset value at end of period                             13.94
                                                           -------------------------------------------------------------------------
Total return (%)                                              0.07 3
                                                           -------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA (%)
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:
   Net operating expenses 2                                   0.35 4
   Gross operating expenses 2                                 0.59 4
   Net investment income                                      2.62 4
Portfolio turnover rate                                          5 3
Net assets, end of period ($ x 1,000,000)                       85

* Unaudited.

1 Commencement of operations.

2 The expenses incurred by underlying funds in which the portfolio invests are not included in this ratio. The income received by the portfolio from underlying funds is reduced by those expenses.

3 Not annualized.

4 Annualized.


50 See financial notes.

SCHWAB MARKETTRACK CONSERVATIVE PORTFOLIO

PORTFOLIO HOLDINGS as of April 30, 2006 unaudited

This section shows all the securities in the fund's portfolio and their value as of the report date. The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at http://www.sec.gov and may be viewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund's most recent Form N-Q is also available by visiting Schwab's website at www.schwab.com/schwabfunds.

                                                       COST             VALUE
HOLDINGS BY CATEGORY                                ($ x 1,000)      ($ x 1,000)
--------------------------------------------------------------------------------
  5.9%  COMMON STOCK                                     12,252          18,374

 94.4%  OTHER INVESTMENT
        COMPANIES                                       262,021         297,118
--------------------------------------------------------------------------------
100.3%  TOTAL INVESTMENTS                               274,273         315,492

(0.3)%  OTHER ASSETS AND
        LIABILITIES, NET                                                   (887)
--------------------------------------------------------------------------------
100.0%  TOTAL NET ASSETS                                                314,605

                                                      NUMBER OF         VALUE
SECURITY                                               SHARES        ($ x 1,000)
--------------------------------------------------------------------------------
COMMON STOCK 5.9% OF NET ASSETS

AUTOMOBILES & COMPONENTS 0.0%
--------------------------------------------------------------------------------
Cooper Tire & Rubber Co.                                    100                1
Ford Motor Co.                                            2,921               20
General Motors Corp.                                        825               19
Goodyear Tire & Rubber Co. *                                300                4
Harley-Davidson, Inc.                                       500               26
Johnson Controls, Inc.                                      300               25
                                                                     -----------
                                                                              95
BANKS 0.3%
--------------------------------------------------------------------------------
AmSouth Bancorp                                             600               17
BB&T Corp.                                                  850               37
Comerica, Inc.                                              300               17
Compass Bancshares, Inc.                                    190               10
Countrywide Financial Corp.                                 798               32
Fannie Mae                                                1,475               75
Fifth Third Bancorp                                         867               35
First Horizon National Corp.                                200                8
Freddie Mac                                               1,000               61
Golden West Financial Corp.                                 500               36
Huntington Bancshares, Inc.                                 423               10
KeyCorp                                                     700               27
M&T Bank Corp.                                              199               24
Marshall & Ilsley Corp.                                     322               15
MGIC Investment Corp.                                       150               11
National City Corp.                                         950               35
North Fork Bancorp, Inc.                                    750               23
PNC Financial Services Group, Inc.                          400               29
Regions Financial Corp.                                     670               24
Sovereign Bancorp, Inc.                                     400                9
SunTrust Banks, Inc.                                        500               39
Synovus Financial Corp.                                     400               11
U.S. Bancorp                                              2,922               92
Wachovia Corp.                                            2,445              146
Washington Mutual, Inc.                                   1,491               67
Wells Fargo & Co.                                         2,560              176
Zions Bancorp                                               100                8
                                                                     -----------
                                                                           1,074
CAPITAL GOODS 0.5%
--------------------------------------------------------------------------------
3M Co.                                                    1,200              103
American Power Conversion Corp.                             225                5
American Standard Cos., Inc.                                300               13
Caterpillar, Inc.                                         1,100               83
Cooper Industries Ltd., Class A                             150               14
Cummins, Inc.                                               100               11
Danaher Corp.                                               500               32
Deere & Co.                                                 400               35
Dover Corp.                                                 300               15
Eaton Corp.                                                 200               15
Emerson Electric Co.                                        650               55


                                                         See financial notes. 51

SCHWAB MARKETTRACK CONSERVATIVE PORTFOLIO

                                                      NUMBER OF         VALUE
SECURITY                                               SHARES        ($ x 1,000)
--------------------------------------------------------------------------------
Fluor Corp.                                                 100                9
General Dynamics Corp.                                      600               39
General Electric Co.                                     16,490              570
Goodrich Corp.                                              200                9
Honeywell International, Inc.                             1,275               54
Illinois Tool Works, Inc.                                   350               36
Ingersoll-Rand Co., Class A                                 500               22
ITT Industries, Inc.                                        300               17
L-3 Communications Holdings, Inc.                           200               16
Lockheed Martin Corp.                                       700               53
Masco Corp.                                                 700               22
Navistar International Corp. *                              100                3
Northrop Grumman Corp.                                      514               34
PACCAR, Inc.                                                300               22
Pall Corp.                                                  200                6
Parker Hannifin Corp.                                       150               12
Raytheon Co.                                                600               27
Rockwell Automation, Inc.                                   300               22
Rockwell Collins, Inc.                                      300               17
Textron, Inc.                                               200               18
The Boeing Co.                                            1,246              104
Tyco International Ltd.                                   3,013               79
United Technologies Corp.                                 1,600              101
W.W. Grainger, Inc.                                         100                8
                                                                     -----------
                                                                           1,681
COMMERCIAL SERVICES & SUPPLIES 0.1%
--------------------------------------------------------------------------------
Allied Waste Industries, Inc. *                             500                7
Avery Dennison Corp.                                        200               12
Cendant Corp.                                             1,459               25
Cintas Corp.                                                260               11
Equifax, Inc.                                               200                8
Monster Worldwide, Inc. *                                   191               11
Pitney Bowes, Inc.                                          400               17
R.R. Donnelley & Sons Co.                                   300               10
Robert Half International, Inc.                             300               13
Waste Management, Inc.                                      907               34
                                                                     -----------
                                                                             148
CONSUMER DURABLES & APPAREL 0.1%
--------------------------------------------------------------------------------
Black & Decker Corp.                                        100                9
Brunswick Corp.                                             100                4
Centex Corp.                                                200               11
Coach, Inc. *                                               600               20
D.R. Horton, Inc.                                           420               13
Eastman Kodak Co.                                           500               13
Fortune Brands, Inc.                                        200               16
Harman International Industries, Inc.                       100                9
Hasbro, Inc.                                                325                6
Jones Apparel Group, Inc.                                   200                7
KB Home                                                     200               12
Leggett & Platt, Inc.                                       300                8
Lennar Corp., Class A                                       200               11
Liz Claiborne, Inc.                                         200                8
Mattel, Inc.                                                650               11
Newell Rubbermaid, Inc.                                     436               12
Nike, Inc., Class B                                         300               25
Pulte Homes, Inc.                                           400               15
Snap-On, Inc.                                               100                4
The Stanley Works                                           100                5
VF Corp.                                                    200               12
Whirlpool Corp.                                             111               10
                                                                     -----------
                                                                             241
CONSUMER SERVICES 0.1%
--------------------------------------------------------------------------------
Apollo Group, Inc., Class A *                               250               14
Carnival Corp.                                              820               38
Darden Restaurants, Inc.                                    300               12
H&R Block, Inc.                                             600               14
Harrah's Entertainment, Inc.                                200               16
Hilton Hotels Corp.                                         600               16
International Game Technology                               556               21
Marriott International, Inc., Class A                       300               22
McDonald's Corp.                                          2,000               69
Starbucks Corp. *                                         1,120               42
Starwood Hotels & Resorts
  Worldwide, Inc.                                           300               17
Wendy's International, Inc.                                 200               12
YUM! Brands, Inc.                                           480               25
                                                                     -----------
                                                                             318
DIVERSIFIED FINANCIALS 0.6%
--------------------------------------------------------------------------------
American Express Co.                                      1,820               98
Ameriprise Financial, Inc.                                  364               18
Bank of America Corp.                                     7,142              356


52 See financial notes.

SCHWAB MARKETTRACK CONSERVATIVE PORTFOLIO

                                                      NUMBER OF         VALUE
SECURITY                                               SHARES        ($ x 1,000)
Capital One Financial Corp.                                 450               39
CIT Group, Inc.                                             300               16
Citigroup, Inc.                                           8,082              404
E*TRADE Financial Corp. *                                   600               15
Federated Investors, Inc., Class B                          200                7
Franklin Resources, Inc.                                    200               18
Janus Capital Group, Inc.                                   400                8
JPMorgan Chase & Co.                                      5,352              243
Lehman Brothers Holdings, Inc.                              400               60
Mellon Financial Corp.                                      700               26
Merrill Lynch & Co., Inc.                                 1,500              114
Moody's Corp.                                               400               25
Morgan Stanley                                            1,630              105
Northern Trust Corp.                                        300               18
SLM Corp.                                                   650               34
State Street Corp.                                          500               33
T. Rowe Price Group, Inc.                                   200               17
The Bank of New York Co., Inc.                            1,200               42
The Bear Stearns Cos., Inc.                                 145               21
The Charles Schwab Corp. (a)                              2,125               38
The Goldman Sachs Group, Inc.                               728              117
                                                                     -----------
                                                                           1,872
ENERGY 0.6%
--------------------------------------------------------------------------------
Amerada Hess Corp. *                                        100               14
Anadarko Petroleum Corp.                                    367               38
Apache Corp.                                                462               33
Baker Hughes, Inc.                                          470               38
BJ Services Co.                                             400               15
Chesapeake Energy Corp.                                     500               16
ChevronTexaco Corp.                                       3,520              215
ConocoPhillips                                            2,596              174
Devon Energy Corp.                                          700               42
El Paso Corp.                                               769               10
EOG Resources, Inc.                                         360               25
Exxon Mobil Corp.                                         9,918              626
Halliburton Co.                                             714               56
Hugoton Royalty Trust                                        32                1
Kerr-McGee Corp.                                            123               12
Kinder Morgan, Inc.                                         176               15
Marathon Oil Corp.                                          523               42
Murphy Oil Corp.                                            300               15
Nabors Industries Ltd. *                                    400               15
National-Oilwell Varco, Inc. *                              270               19
Noble Corp.                                                 200               16
Occidental Petroleum Corp.                                  600               62
Rowan Cos., Inc.                                            100                4
Schlumberger Ltd.                                         1,800              124
Sunoco, Inc.                                                200               16
Transocean, Inc. *                                          474               38
Valero Energy Corp.                                       1,000               65
Weatherford International, Ltd. *                           440               23
Williams Cos., Inc.                                         700               15
XTO Energy, Inc.                                            533               23
                                                                     -----------
                                                                           1,807
FOOD & STAPLES RETAILING 0.1%
--------------------------------------------------------------------------------
Albertson's, Inc.                                           652               17
Costco Wholesale Corp.                                      700               38
CVS Corp.                                                 1,200               36
Kroger Co.                                                1,200               24
Safeway, Inc.                                               650               16
Supervalu, Inc.                                             200                6
Sysco Corp.                                               1,000               30
Wal-Mart Stores, Inc.                                     3,900              176
Walgreen Co.                                              1,600               67
Whole Foods Market, Inc.                                    100                6
Winn-Dixie Stores, Inc. *                                   300               --
                                                                     -----------
                                                                             416
FOOD, BEVERAGE & TOBACCO 0.3%
--------------------------------------------------------------------------------
Altria Group, Inc.                                        3,220              236
Anheuser-Busch Cos., Inc.                                 1,200               53
Archer-Daniels-Midland Co.                                1,014               37
Brown-Forman Corp., Class B                                 150               11
Campbell Soup Co.                                           300               10
Coca-Cola Enterprises, Inc.                                 700               14
ConAgra Foods, Inc.                                         800               18
Constellation Brands, Inc., Class A *                       300                7
General Mills, Inc.                                         582               29
H.J. Heinz Co.                                              600               25
Kellogg Co.                                                 400               19
McCormick & Co., Inc.                                       200                7
Molson Coors Brewing Co., Class B                            50                4
PepsiCo, Inc.                                             2,560              149


                                                         See financial notes. 53

SCHWAB MARKETTRACK CONSERVATIVE PORTFOLIO

PORTFOLIO HOLDINGS continued

                                                      NUMBER OF         VALUE
SECURITY                                               SHARES        ($ x 1,000)
Reynolds American, Inc.                                     137               15
Sara Lee Corp.                                            1,200               21
The Coca-Cola Co.                                         3,220              135
The Hershey Co.                                             400               21
The Pepsi Bottling Group, Inc.                              350               11
Tyson Foods, Inc., Class A                                  400                6
UST, Inc.                                                   300               13
Wm. Wrigley Jr. Co.                                         300               14
Wm. Wrigley Jr. Co., Class B                                 75                4
                                                                     -----------
                                                                             859
HEALTH CARE EQUIPMENT & SERVICES 0.3%
--------------------------------------------------------------------------------
Aetna, Inc.                                                 888               34
AmerisourceBergen Corp.                                     400               17
Bausch & Lomb, Inc.                                         100                5
Baxter International, Inc.                                  900               34
Becton Dickinson & Co.                                      400               25
Biomet, Inc.                                                450               17
Boston Scientific Corp. *                                 2,108               49
C.R. Bard, Inc.                                             200               15
Cardinal Health, Inc.                                       650               44
Caremark Rx, Inc.                                           581               26
CIGNA Corp.                                                 200               21
Coventry Health Care, Inc. *                                300               15
Express Scripts, Inc. *                                     200               16
HCA, Inc.                                                   600               26
Health Management Associates, Inc.,
  Class A                                                   400                8
Hospira, Inc. *                                             240                9
Humana, Inc. *                                              200                9
IMS Health, Inc.                                            350               10
Laboratory Corp. of America
  Holdings *                                                200               11
Manor Care, Inc.                                            100                4
McKesson Corp.                                              422               21
Medco Health Solutions, Inc. *                              422               22
Medtronic, Inc.                                           1,800               90
Patterson Cos., Inc. *                                      200                7
Quest Diagnostics                                           278               16
St. Jude Medical, Inc. *                                    500               20
Stryker Corp.                                               602               26
Tenet Healthcare Corp. *                                    750                6
UnitedHealth Group, Inc.                                  2,000              100
WellPoint, Inc. *                                           900               64
Zimmer Holdings, Inc. *                                     350               22
                                                                     -----------
                                                                             789
HOUSEHOLD & PERSONAL PRODUCTS 0.1%
--------------------------------------------------------------------------------
Alberto-Culver Co., Class B                                 150                7
Avon Products, Inc.                                         700               23
Clorox Co.                                                  300               19
Colgate-Palmolive Co.                                       800               47
Kimberly-Clark Corp.                                        756               44
Procter & Gamble Co.                                      5,362              312
The Estee Lauder Cos., Inc., Class A                        100                4
                                                                     -----------
                                                                             456
INSURANCE 0.3%
--------------------------------------------------------------------------------
ACE Ltd.                                                    400               22
AFLAC, Inc.                                                 800               38
AMBAC Financial Group, Inc.                                 162               13
American International Group, Inc.                        3,979              260
AON Corp.                                                   475               20
Cincinnati Financial Corp.                                  330               14
Genworth Financial, Inc., Class A                           300               10
Lincoln National Corp.                                      502               29
Loews Corp.                                                 300               32
Marsh & McLennan Cos., Inc.                                 800               25
MBIA, Inc.                                                  200               12
Metlife, Inc.                                             1,178               61
Principal Financial Group, Inc.                             550               28
Prudential Financial, Inc.                                  800               63
SAFECO Corp.                                                200               11
The Allstate Corp.                                        1,100               62
The Chubb Corp.                                             600               31
The Hartford Financial Services
  Group, Inc.                                               425               39
The Progressive Corp.                                       350               38
The St. Paul Travelers Cos., Inc.                         1,006               44
Torchmark Corp.                                             200               12
UnumProvident Corp.                                         346                7
XL Capital Ltd., Class A                                    200               13
                                                                     -----------
                                                                             884
MATERIALS 0.2%
--------------------------------------------------------------------------------
Air Products & Chemicals, Inc.                              300               21


54 See financial notes.

SCHWAB MARKETTRACK CONSERVATIVE PORTFOLIO

                                                      NUMBER OF         VALUE
SECURITY                                               SHARES        ($ x 1,000)
Alcoa, Inc.                                               1,312               44
Allegheny Technologies, Inc.                                146               10
Ashland, Inc.                                               100                7
Ball Corp.                                                  200                8
Bemis Co.                                                   200                6
E.I. du Pont de Nemours & Co.                             1,525               67
Eastman Chemical Co.                                        100                5
Ecolab, Inc.                                                400               15
Engelhard Corp.                                             200                8
Freeport-McMoran Copper & Gold,
   Inc., Class B                                            300               19
Hercules, Inc. *                                            200                3
International Flavors & Fragrances,
   Inc.                                                     200                7
International Paper Co.                                     739               27
Louisiana-Pacific Corp.                                     100                3
MeadWestvaco Corp.                                          294                8
Monsanto Co.                                                332               28
Newmont Mining Corp.                                        643               38
Nucor Corp.                                                 200               22
Pactiv Corp. *                                              300                7
Phelps Dodge Corp.                                          270               23
PPG Industries, Inc.                                        250               17
Praxair, Inc.                                               500               28
Rohm & Haas Co.                                             373               19
Sealed Air Corp.                                            153                8
Sigma-Aldrich Corp.                                         100                7
Temple-Inland, Inc.                                         200                9
The Dow Chemical Co.                                      1,372               56
Tronox, Inc., Class B                                        24               --
United States Steel Corp.                                   100                7
Vulcan Materials Co.                                        200               17
Weyerhaeuser Co.                                            350               25
                                                                     -----------
                                                                             569
MEDIA 0.2%
--------------------------------------------------------------------------------
CBS Corp., Class B                                        1,330               34
Clear Channel Communications, Inc.                          967               28
Comcast Corp., Class A *                                  3,463              107
Dow Jones & Co., Inc.                                       100                4
Gannett Co., Inc.                                           400               22
Interpublic Group of Cos., Inc. *                           600                6
Knight-Ridder, Inc.                                         100                6
McGraw-Hill Cos., Inc.                                      600               33
Meredith Corp.                                              100                5
New York Times Co., Class A                                 200                5
News Corp., Inc., Class A                                 3,880               66
Omnicom Group, Inc.                                         300               27
The E.W. Scripps Co., Class A                               100                5
The Walt Disney Co.                                       3,077               86
Time Warner, Inc.                                         7,280              127
Tribune Co.                                                 500               14
Univision Communications, Inc.,
   Class A *                                                519               18
Viacom, Inc., Class B *                                   1,330               53
                                                                     -----------
                                                                             646
PHARMACEUTICALS & BIOTECHNOLOGY 0.5%
--------------------------------------------------------------------------------
Abbott Laboratories                                       2,400              103
Allergan, Inc.                                              200               21
Amgen, Inc. *                                             1,952              132
Applied Biosystems Group - Applera
   Corp.                                                    300                9
Barr Pharmaceuticals, Inc. *                                200               12
Biogen Idec, Inc. *                                         480               22
Bristol-Myers Squibb Co.                                  3,000               76
Eli Lilly & Co.                                           1,725               91
Fisher Scientific International, Inc. *                     163               11
Forest Laboratories, Inc. *                                 550               22
Genzyme Corp. *                                             325               20
Gilead Sciences, Inc. *                                     650               37
Johnson & Johnson                                         4,622              271
King Pharmaceuticals, Inc. *                                366                6
MedImmune, Inc. *                                           400               13
Merck & Co., Inc.                                         3,400              117
Millipore Corp. *                                           100                7
Mylan Laboratories, Inc.                                    400                9
PerkinElmer, Inc.                                           200                4
Pfizer, Inc.                                             11,557              293
Schering-Plough Corp.                                     2,300               44
Thermo Electron Corp. *                                     200                8
Waters Corp. *                                              200                9
Watson Pharmaceuticals, Inc. *                              200                6
Wyeth                                                     2,000               97
                                                                     -----------
                                                                           1,440


                                                         See financial notes. 55

SCHWAB MARKETTRACK CONSERVATIVE PORTFOLIO

PORTFOLIO HOLDINGS continued

                                                      NUMBER OF         VALUE
SECURITY                                               SHARES        ($ x 1,000)
REAL ESTATE 0.0%
--------------------------------------------------------------------------------
Apartment Investment & Management
   Co., Class A                                             100                4
Archstone-Smith Trust                                       300               15
Equity Office Properties Trust                              600               19
Equity Residential                                          400               18
Host Hotels & Resorts, Inc.                                 184                4
Plum Creek Timber Co., Inc.                                 300               11
ProLogis                                                    300               15
Public Storage, Inc.                                        100                8
Simon Property Group, Inc.                                  300               25
Vornado Realty Trust                                        200               19
                                                                     -----------
                                                                             138
RETAILING 0.2%
--------------------------------------------------------------------------------
Amazon.com, Inc. *                                          300               11
AutoNation, Inc. *                                          500               11
AutoZone, Inc. *                                            150               14
Bed, Bath & Beyond, Inc. *                                  400               15
Best Buy Co., Inc.                                          675               38
Big Lots, Inc. *                                            200                3
Circuit City Stores, Inc.                                   300                9
Dillards, Inc., Class A                                     200                5
Dollar General Corp.                                        515                9
eBay, Inc. *                                              1,708               59
Family Dollar Stores, Inc.                                  300                8
Federated Department Stores, Inc.                           455               35
Genuine Parts Co.                                           250               11
Home Depot, Inc.                                          3,450              138
J.C. Penney Co., Inc.                                       400               26
Kohl's Corp. *                                              500               28
Limited Brands, Inc.                                        739               19
Lowe's Cos., Inc.                                         1,200               76
Nordstrom, Inc.                                             400               15
Office Depot, Inc. *                                        600               24
OfficeMax, Inc.                                             100                4
RadioShack Corp.                                            300                5
Sears Holdings Corp. *                                      154               22
Staples, Inc.                                             1,125               30
Target Corp.                                              1,400               74
The Gap, Inc.                                             1,362               25
The Sherwin-Williams Co.                                    200               10
The TJX Cos., Inc.                                          800               19
Tiffany & Co.                                               250                9
                                                                     -----------
                                                                             752
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 0.2%
--------------------------------------------------------------------------------
Advanced Micro Devices, Inc. *                              560               18
Altera Corp. *                                              510               11
Analog Devices, Inc.                                        600               23
Applied Materials, Inc.                                   2,600               47
Applied Micro Circuits Corp. *                              455                2
Broadcom Corp., Class A *                                   738               30
Freescale Semiconductor, Inc.,
   Class B *                                                404               13
Intel Corp.                                               9,800              196
KLA-Tencor Corp.                                            300               14
Linear Technology Corp.                                     500               18
LSI Logic Corp. *                                           500                5
Maxim Integrated Products, Inc.                             500               17
Micron Technology, Inc. *                                   900               15
National Semiconductor Corp.                                600               18
Novellus Systems, Inc. *                                    250                6
Nvidia Corp. *                                              400               12
PMC - Sierra, Inc. *                                        300                4
Teradyne, Inc. *                                            300                5
Texas Instruments, Inc.                                   2,700               94
Xilinx, Inc.                                                500               14
                                                                     -----------
                                                                             562
SOFTWARE & SERVICES 0.3%
--------------------------------------------------------------------------------
Adobe Systems, Inc. *                                       800               31
Affiliated Computer Services, Inc.,
   Class A *                                                203               11
Autodesk, Inc. *                                            400               17
Automatic Data Processing, Inc.                             900               40
BMC Software, Inc. *                                        400                9
CA, Inc.                                                    850               22
Citrix Systems, Inc. *                                      300               12
Computer Sciences Corp. *                                   258               15
Compuware Corp. *                                           600                5
Convergys Corp. *                                           174                3
Electronic Arts, Inc. *                                     424               24
Electronic Data Systems Corp.                               700               19
First Data Corp.                                          1,392               66
Fiserv, Inc. *                                              300               14
Intuit, Inc. *                                              313               17


56 See financial notes.

PORTFOLIO HOLDINGS continued

                                                      NUMBER OF         VALUE
SECURITY                                               SHARES        ($ x 1,000)
Microsoft Corp.                                          14,420              348
Novell, Inc. *                                              500                4
Oracle Corp. *                                            5,988               87
Parametric Technology Corp. *                               200                3
Paychex, Inc.                                               525               21
Sabre Holdings Corp., Class A                               244                6
Symantec Corp. *                                          1,678               27
Unisys Corp. *                                              500                3
VeriSign, Inc. *                                            300                7
Yahoo! Inc. *                                             2,000               66
                                                                     -----------
                                                                             877
TECHNOLOGY HARDWARE & EQUIPMENT 0.4%
--------------------------------------------------------------------------------
ADC Telecommunications, Inc. *                              142                3
Agilent Technologies, Inc. *                                710               27
Andrew Corp. *                                              100                1
Apple Computer, Inc. *                                    1,200               84
Avaya, Inc. *                                               618                7
Ciena Corp. *                                               500                2
Cisco Systems, Inc. *                                     9,930              208
Comverse Technology, Inc. *                                 300                7
Corning, Inc. *                                           2,250               62
Dell, Inc. *                                              3,850              101
EMC Corp. *                                               3,650               49
Gateway, Inc. *                                             500                1
Hewlett-Packard Co.                                       4,703              153
International Business Machines
   Corp.                                                  2,500              206
Jabil Circuit, Inc.                                         322               13
JDS Uniphase Corp. *                                      2,010                7
Lexmark International, Inc., Class A *                      200               10
Lucent Technologies, Inc. *                               7,019               20
Molex, Inc.                                                 250                9
Motorola, Inc.                                            3,666               78
NCR Corp. *                                                 400               16
Network Appliance, Inc. *                                   500               19
QLogic Corp. *                                              276                6
Qualcomm, Inc.                                            2,400              123
Sanmina -- SCI Corp. *                                      800                4
Solectron Corp. *                                         1,000                4
Sun Microsystems, Inc. *                                  5,000               25
Symbol Technologies, Inc.                                   322                3
Tektronix, Inc.                                             200                7
Tellabs, Inc. *                                             600               10
Xerox Corp. *                                             1,200               17
                                                                     -----------
                                                                           1,282
TELECOMMUNICATION SERVICES 0.2%
--------------------------------------------------------------------------------
Alltel Corp.                                                500               32
AT&T Corp.                                                5,945              156
BellSouth Corp.                                           2,750               93
CenturyTel, Inc.                                            250                9
Citizens Communications Co.                                 410                6
Qwest Communications International,
   Inc. *                                                 2,524               17
Sprint Corp. (FON Group)                                  4,454              111
Verizon Communications, Inc.                              4,188              138
                                                                     -----------
                                                                             562
TRANSPORTATION 0.1%
--------------------------------------------------------------------------------
Burlington Northern Santa Fe Corp.                          600               48
CSX Corp.                                                   300               21
Delta Air Lines, Inc. *                                     200               --
FedEx Corp.                                                 460               53
Norfolk Southern Corp.                                      600               32
Ryder Systems, Inc.                                         100                5
Southwest Airlines Co.                                    1,218               20
Union Pacific Corp.                                         400               36
United Parcel Service, Inc., Class B                      1,712              139
                                                                     -----------
                                                                             354
UTILITIES 0.2%
--------------------------------------------------------------------------------
Allegheny Energy, Inc. *                                    170                6
Ameren Corp.                                                300               15
American Electric Power Co., Inc.                           580               19
CenterPoint Energy, Inc.                                    474                6
CMS Energy Corp. *                                          200                3
Consolidated Edison, Inc.                                   300               13
Constellation Energy Group, Inc.                            200               11
Dominion Resources, Inc.                                    515               39
DTE Energy Co.                                              200                8
Duke Energy Corp.                                         1,876               55
Dynegy, Inc., Class A *                                     500                2
Edison International                                        500               20
Entergy Corp.                                               350               24


                                                         See financial notes. 57

SCHWAB MARKETTRACK CONSERVATIVE PORTFOLIO

PORTFOLIO HOLDINGS continued

                                                      NUMBER OF         VALUE
SECURITY                                                 SHARES      ($ x 1,000)
Exelon Corp.                                              1,024               55
FirstEnergy Corp.                                           533               27
FPL Group, Inc.                                             600               24
KeySpan Corp.                                               200                8
Nicor, Inc.                                                 100                4
NiSource, Inc.                                              376                8
Peoples Energy Corp.                                        100                4
PG&E Corp.                                                  600               24
Pinnacle West Capital Corp.                                 100                4
PPL Corp.                                                   600               17
Progress Energy, Inc.                                       354               15
Public Service Enterprise Group, Inc.                       400               25
Sempra Energy                                               297               14
TECO Energy, Inc.                                           200                3
The AES Corp. *                                             800               14
The Southern Co.                                          1,100               35
TXU Corp.                                                   800               40
Xcel Energy, Inc.                                           510               10
                                                                     -----------
                                                                             552

OTHER INVESTMENT COMPANIES 94.4% of net assets

Schwab Institutional Select
   S&P 500 Fund (a)                                     171,198            1,772
Schwab International Index Fund,
   Select Shares (a)                                  1,639,034           33,256
Schwab S&P 500 Index Fund,
   Select Shares (a)                                  2,188,262           44,487
Schwab Small-Cap Index Fund,
   Select Shares (a)                                  1,243,446           32,044
Schwab Total Bond Market
   Fund (a)                                          17,954,323          173,439
Schwab Value Advantage
   Money Fund, Institutional
   Shares (a)                                        12,120,091           12,120
                                                                     -----------
                                                                         297,118

END OF INVESTMENTS.

At April 30, 2006 the tax basis cost of the fund's investments was $275,487, and the unrealized appreciation and depreciation were $45,855 and ($5,850), respectively, with net unrealized appreciation of $40,005.

  * Non-income producing security.
(a) Issuer is affiliated with the fund's adviser.


58 See financial notes.

SCHWAB MARKETTRACK CONSERVATIVE PORTFOLIO

Statement of
ASSETS AND LIABILITIES

As of April 30, 2006; unaudited. All numbers x 1,000 except NAV.

ASSETS
----------------------------------------------------------------------------------
Investments in affiliated underlying funds, at value (cost $262,021)      $297,118
Investments, at value (cost $12,252)                                        18,374
Receivables:
   Fund shares sold                                                            950
   Dividends                                                                   695
   Interest                                                                      2
Prepaid expenses                                                                25
Other Assets                                                           +        97
                                                                       -----------
TOTAL ASSETS                                                               317,261

LIABILITIES
----------------------------------------------------------------------------------
Bank overdraft                                                                 251
Payables:
   Investments bought                                                          655
   Investment adviser and administrator fees                                     5
   Transfer agent and shareholder services fees                                  5
   Trustee fees                                                                  1
   Fund shares redeemed                                                +     1,739
                                                                       -----------
TOTAL LIABILITIES                                                            2,656

NET ASSETS
----------------------------------------------------------------------------------
TOTAL ASSETS                                                               317,261
TOTAL LIABILITIES                                                      -     2,656
                                                                       -----------
NET ASSETS                                                                $314,605

NET ASSETS BY SOURCE
Capital received from investors                                            271,350
Net investment income not yet distributed                                      548
Net realized capital gains                                                   1,488
Net unrealized capital gains                                                41,219

                                        SHARES
SHARE CLASS       NET ASSETS   /   OUTSTANDING   =      NAV
Investor Shares     $229,585            16,473       $13.94
P Shares             $85,020             6,100       $13.94


                                                         See financial notes. 59

SCHWAB MARKETTRACK CONSERVATIVE PORTFOLIO

Statement of
OPERATIONS

For November 1, 2005 through April 30, 2006; unaudited. All numbers x 1,000.

INVESTMENT INCOME
-------------------------------------------------------------------------------
Dividends received from affiliated underlying funds                      $5,235
Dividends                                                                   827
Interest                                                              +      40
                                                                      ---------
TOTAL INVESTMENT INCOME                                                   6,102

NET REALIZED GAINS AND LOSSES
-------------------------------------------------------------------------------
Net realized gains on sales of affiliated underlying funds                1,499
Net realized gains received from affiliated underlying funds                657
Net realized gains on investments                                     +     462
                                                                      ---------
NET REALIZED GAINS                                                        2,618

NET UNREALIZED GAINS AND LOSSES
-------------------------------------------------------------------------------
Net unrealized gains on affiliated underlying funds                       7,984
Net unrealized gains on investments                                   +   1,425
                                                                      ---------
NET UNREALIZED GAINS                                                      9,409

EXPENSES
-------------------------------------------------------------------------------
Investment adviser and administrator fees                                   685
Transfer agent and shareholder service fees:
   Investor Shares                                                          375
   P Shares                                                                   6
Trustees' fees                                                                4
Custodian fees                                                                6
Portfolio accounting fees                                                    18
Professional fees                                                            16
Registration fees                                                             8
Shareholder reports                                                          14
Other expenses                                                        +       3
                                                                      ---------
Total expenses                                                            1,135
Expense reduction                                                     -     365
                                                                      ---------
NET EXPENSES                                                                770

INCREASE IN NET ASSETS FROM OPERATIONS
-------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                                   6,102
NET EXPENSES                                                          -     770
                                                                      ---------
NET INVESTMENT INCOME                                                     5,332
NET REALIZED GAINS                                                        2,618
NET UNREALIZED GAINS                                                  +   9,409
                                                                      ---------
INCREASE IN NET ASSETS FROM OPERATIONS                                  $17,359


60 See financial notes.

SCHWAB MARKETTRACK CONSERVATIVE PORTFOLIO

Statements of
CHANGES IN NET ASSETS

For the current and prior report periods. All numbers x 1,000
Figures for current are unaudited

OPERATIONS
--------------------------------------------------------------------------------
                                          11/1/05-4/30/06       11/1/04-10/31/05
Net investment income                              $5,332                 $8,081
Net realized gains                                  2,618                  2,298
Net unrealized gains                      +         9,409                  4,872
                                          --------------------------------------
INCREASE IN NET ASSETS FROM OPERATIONS             17,359                 15,251

DISTRIBUTIONS PAID
--------------------------------------------------------------------------------
Dividends from net investment income               $5,385                 $7,852
Dividends from net realized gains         +           202                     --
                                          --------------------------------------
TOTAL DISTRIBUTIONS                                $5,587                 $7,852

TRANSACTIONS IN FUND SHARES*
--------------------------------------------------------------------------------
                                       11/1/05-4/30/06        11/1/04-10/31/05
                                     SHARES        VALUE    SHARES        VALUE
SHARES SOLD
Investor Shares                       2,537      $34,766     4,139      $55,417
P Shares                           +  6,185       86,158        --           --
                                   ---------------------------------------------
TOTAL SHARES SOLD                     8,722     $120,924     4,139      $55,417

SHARES REINVESTED
Investor Shares                         391       $5,347       560       $7,474
P Shares                           +     --           --        --           --
                                   ---------------------------------------------
TOTAL SHARES REINVESTED                 391       $5,347       560       $7,474

SHARES REDEEMED
Investor Shares                      (8,834)   ($122,632)   (4,489)    ($60,077)
P Shares                           +    (85)      (1,177)       --           --
                                   ---------------------------------------------
TOTAL SHARES REDEEMED                (8,919)   ($123,809)   (4,489)    ($60,077)

NET TRANSACTIONS IN FUND SHARES         194       $2,462       210       $2,814

SHARES OUTSTANDING AND NET ASSETS
--------------------------------------------------------------------------------
                                       11/1/05-4/30/06        11/1/04-10/31/05
                                     SHARES   NET ASSETS    SHARES   NET ASSETS
Beginning of period                  22,379     $300,371    22,169     $290,158
Total increase                     +    194       14,234       210       10,213
                                   ---------------------------------------------
END OF PERIOD                        22,573     $314,605    22,379     $300,371
                                   ---------------------------------------------
NET INVESTMENT INCOME NOT
   YET DISTRIBUTED                                  $548                   $601

* The fund started offering P shares on April 6, 2006.


                                                         See financial notes. 61

SCHWAB MARKETTRACK PORTFOLIOS

FINANCIAL NOTES, UNAUDITED.

Unless stated, all dollar amounts are x 1,000.

1. Business Structure of the Funds

Each of the funds discussed in this report is a series of Schwab Capital Trust, a no-load, open-end management investment company. The company is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended. The list below shows all the funds in the trust including the funds in this report which are highlighted:

SCHWAB CAPITAL TRUST (organized May 7, 1993)

SCHWAB MARTKETTRACK ALL EQUITY PORTFOLIO
SCHWAB MARKETTRACK GROWTH PORTFOLIO
SCHWAB MARKETTRACK BALANCED PORTFOLIO
SCHWAB MARKETTRACK CONSERVATIVE PORTFOLIO
Schwab S&P 500 Index Fund
Schwab Institutional Select S&P 500 Fund
Schwab Small-Cap Index Fund
Schwab Total Stock Market Index Fund
Schwab International Index Fund
Laudus U.S. MarketMasters Fund
Laudus Small-Cap MarketMasters Fund
Laudus International MarketMasters Fund
Schwab Viewpoints Fund
Schwab Premier Equity Fund
Schwab Core Equity Fund
Schwab Dividend Equity Fund
Schwab Large-Cap Growth Fund
Schwab Small-Cap Equity Fund
Schwab Hedged Equity Fund
Schwab Financial Services Fund
Schwab Health Care Fund
Schwab Technology Fund
Schwab Target 2010 Fund
Schwab Target 2020 Fund
Schwab Target 2030 Fund
Schwab Target 2040 Fund
Schwab Retirement Income Fund

Both Schwab MarketTrack Growth Portfolio and Schwab MarketTrack Conservative Portfolio offer two share classes: Investor Shares and P Shares. Shares of each class represent interest in the same portfolio, but each class has different expenses and investment minimums. Schwab MarketTrack All Equity Portfolio and Schwab MarketTrack Balanced Portfolio each offer one share class.

Shares are bought and sold at net asset value, or NAV, which is the price for all outstanding shares. Each share has a par value of 1/1,000 of a cent, and the trustees may issue as many shares as necessary.

2. Significant Accounting Policies

The following is a summary of the significant accounting policies the funds use in their operations and in their preparation of financial statements:

(A) SECURITY VALUATION:

The funds value the securities in their portfolios every business day. The funds use the following policies to value various types of securities:

- SECURITIES TRADED ON AN EXCHANGE OR OVER-THE-COUNTER: valued at the closing value for the day, or, on days when no closing value has been reported, halfway between the most recent bid and asked quotes. Securities that are primarily traded on foreign exchanges are valued at the closing values of such securities on their respective exchanges with these values then translated into U.S. dollars at the current exchange rate.


62 See financial notes.

SCHWAB MARKETTRACK PORTFOLIOS

- SECURITIES FOR WHICH NO QUOTED VALUE IS AVAILABLE OR WHEN A SIGNIFICANT EVENT HAS OCCURRED BETWEEN THE TIME OF THE SECURITY'S LAST CLOSE AND THE TIME THE FUND CALCULATES NET ASSET VALUE: valued at fair value, as determined in good faith by the fund's investment adviser using guidelines adopted by the fund's Board of Trustees and the Pricing Committee. Some of the more common reasons that may necessitate that a security be valued at fair value include: the security's trading has been halted or suspended; the security has been delisted from a national exchange; the security's primary trading market is temporarily closed at a time when under normal conditions it would be open; or the security's primary pricing source is not able or willing to provide a price.

- FUTURES AND FORWARDS: open contracts are valued at their settlement prices as of the close of their exchanges (for futures) or at a market value based on that day's exchange rates (for forwards). When a fund closes out a futures or forwards position, it calculates the difference between the value of the position at the beginning and at the end, and records a realized gain or loss accordingly.

- UNDERLYING FUNDS: valued at their respective net asset values as determined by those funds, in accordance with the Investment Company Act of 1940.

- SHORT-TERM SECURITIES (60 DAYS OR LESS TO MATURITY): valued at amortized cost.

(B) PORTFOLIO INVESTMENTS:

FUTURES CONTRACT: The funds may invest in futures contracts. Futures contracts involve certain risks because they can be very sensitive to market movements.

One risk is that the price of a futures contract may not move in perfect correlation with the price of the underlying securities. Another risk is that, at certain times, it may be impossible for a fund to close out a position in a futures contract, due to a difference in trading hours or to market conditions that may reduce the liquidity for a futures contract or its underlying securities. The potential for losses associated with futures contracts may exceed amounts recorded in the Statement of Assets and Liabilities.

Because futures carry inherent risks, a fund must give the broker a deposit of cash and/or securities (the "initial margin") whenever it enters into the futures contract. The amount of the deposit may vary from one contract to another, but it is generally a percentage of the contract amount.

Futures are traded publicly on exchanges, and their market value changes daily. A fund records the change in market value of futures, and also the change in the amount of margin deposit required ("due to/from broker").

(C) SECURITY TRANSACTIONS:

Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.

SCHWAB MARKETTRACK PORTFOLIOS

Assets and liabilities denominated in foreign currencies are reported in U.S. dollars. For assets and liabilities held on a given date, the dollar value is based on market exchange rates in effect on that date. Transactions involving foreign currencies, including purchases, sales, income receipts and expense payments, are calculated using exchange rates in effect on the transaction date.

For the period ended April 30, 2006, purchases and sales of securities (excluding short-term obligations) were as follows:

                                        PURCHASES      SALES/MATURITIES
MarketTrack All Equity Portfolio          $19,790               $25.486
MarketTrack Growth Portfolio               33,283                34.368
MarketTrack Balanced Portfolio             24,713                49.255
MarketTrack Conservative Portfolio         20,297                14,581

(D) INCOME, EXPENSES AND DISTRIBUTIONS:

Income from interest and the accretion of discount is recorded as it accrues. Dividends and distributions from portfolio securities and underlying funds are recorded on the date they are effective (the ex-dividend date), although the funds record certain foreign security dividends on the day they learn of the ex-dividend date.

Expenses that are specific to a fund are charged directly to that fund. Expenses that are common to all funds within a trust generally are allocated among the funds in proportion to their average daily net assets.

For funds offering multiple share classes, the net investment income, the realized and unrealized gains or losses, other than class specific expenses, are allocated daily to each class in proportion to its net assets.

The funds pay dividends from net investment income and make distributions from net realized capital gains once a year, except for the Conservative Portfolio, which makes income distributions quarterly.

Each fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, each fund also keeps certain assets in segregated accounts, as may be required by securities law.

(E) EARLY REDEMPTION FEES:

The funds may impose a short-term redemption fee on any fund shares that are redeemed or exchanged by a shareholder within a specified number of days of the purchase date. For shares purchased after 4/29/05, the funds charge 2.00% redemption fees on shares (excluding P shares) held 30 days or less. Such amounts are net of the redemption fee proceeds on the Statement of Changes in Net Assets. The redemption fees charged during the current and prior fiscal years were:


64 Schwab MarketTrack Portfolios

SCHWAB MARKETTRACK PORTFOLIOS

                                        CURRENT PERIOD      PRIOR PERIOD
MARKETTRACK ALL EQUITY PORTFOLIO              $2                  $8
MARKETTRACK GROWTH PORTFOLIO
  Investor Shares                              3                  10
MARKETTRACK BALANCED PORTFOLIO                --                   5
MARKETTRACK CONSERVATIVE PORTFOLIO
  Investor Shares                              2                   3

(F) BORROWING:

The funds may borrow money from banks and custodians. The funds may obtain temporary bank loans through the trusts to which they belong, to use for meeting shareholder redemptions or for extraordinary or emergency purposes. The Schwab Funds have custodian overdraft facilities and line of credit arrangements of $150 million and $100 million with PNC Bank, N.A., and Bank of America, N.A., respectively. The funds pay interest on the amounts they borrow at rates that are negotiated periodically.

                                          AMOUNT                           WEIGHTED
                                        OUTSTANDING        AVERAGE          AVERAGE
                                        AT 4/30/06       BORROWING*        INTEREST
FUND                                    ($ X 1,000)      ($ X 1,000)      RATE* (%)
MarketTrack All Equity Portfolio             --             1,350            4.76
MarketTrack Growth Portfolio                 --             2,020            4.75
MarketTrack Balanced Portfolio               --               464            4.74
MarketTrack Conservative Portfolio          105               105            5.17

* Based on the number of days for which the borrowing is outstanding.

(G) ACCOUNTING ESTIMATES:

The accounting policies described in this report conform with accounting principles generally accepted in the United States of America. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It's possible that once the results are known, they may turn out to be different from these estimates.

(H) INDEMNIFICATION:

Under the funds' organizational documents, the officers and trustees are indemnified against certain liability arising out of the performance of their duties to the funds. In addition, in the normal course of business the funds enter into contracts with their vendors and others that provide general indemnifications. The funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the funds. However, based on experience, the funds expect the risk of loss to be remote.

SCHWAB MARKETTRACK PORTFOLIOS

3. AFFILIATES AND AFFILIATED TRANSACTIONS

Charles Schwab Investment Management, Inc. (CSIM or the investment adviser), a wholly owned subsidiary of The Charles Schwab Corporation, serves as each fund's investment adviser and administrator pursuant to an Investment Advisory and Administration Agreement (Advisory Agreement) between it and the trust. Charles Schwab & Co., Inc. ("Schwab") is an affiliate of the investment adviser and is the trust's shareholder services agent and transfer agent.

For its advisory and administrative services to each fund, the investment adviser is entitled to receive an annual fee payable monthly based on each fund's average daily net assets described as follows:

                              MARKETTRACK      MARKETTRACK      MARKETTRACK       MARKETTRACK
                               ALL EQUITY        GROWTH           BALANCED       CONSERVATIVE
AVERAGE DAILY NET ASSETS       PORTFOLIO        PORTFOLIO        PORTFOLIO         PORTFOLIO
   First $500 million            0.44%            0.44%            0.44%             0.44%
   Over $500 million             0.39%            0.39%            0.39%             0.39%

For its transfer agent and shareholder services, Schwab is entitled to receive an annual fee payable monthly based on each fund's average daily net assets described as follows:

                     TRANSFER AGENT FEES      SHAREHOLDER SERVICE FEES
Investor Shares             0.05%                       0.20%
P Shares*                   0.05%                       0.05%

Although these agreements specify certain fees for these services, CSIM and Schwab have made additional agreements with the funds to limit the total expenses charged, excluding interest, taxes and certain non-routine expenses through February 27, 2007, as follows:

                     MARKETTRACK      MARKETTRACK      MARKETTRACK       MARKETTRACK
                      ALL EQUITY        GROWTH           BALANCED       CONSERVATIVE
                      PORTFOLIO        PORTFOLIO        PORTFOLIO         PORTFOLIO
Investor Shares         0.50%            0.50%            0.50%             0.50%
P Shares*                n/a             0.35%             n/a              0.35%

* P Shares are only offered by MarketTrack Growth Portfolio and MarketTrack Conservative Portfolio.

The funds may engage in certain transactions involving related parties. For instance, a fund may own shares of The Charles Schwab Corporation if that company is included in its index. Pursuant to an exemptive order issued by the SEC, the funds may invest in other related funds. As of April 30, 2006, the shares owned by each MarketTrack Portfolio as a percentage of the total shares of the underlying funds are:

                                MARKETTRACK      MARKETTRACK      MARKETTRACK       MARKETTRACK
                                 ALL EQUITY        GROWTH           BALANCED       CONSERVATIVE
                                 PORTFOLIO        PORTFOLIO        PORTFOLIO         PORTFOLIO
SCHWAB EQUITY INDEX FUNDS:
 S&P 500 Index Fund                  --%              --%             --%              0.6%
 Small-Cap Index Fund               7.3%             8.2%            4.5%              1.8%
 International Index Fund           9.8%             9.3%            5.1%              2.0%
SCHWAB BOND FUNDS:
 Total Bond Market Fund              --%             8.6%           15.0%             14.3%


66 Schwab MarketTrack Portfolios

SCHWAB MARKETTRACK PORTFOLIOS

                                          MARKETTRACK      MARKETTRACK      MARKETTRACK      MARKETTRACK
                                           ALL EQUITY         GROWTH          BALANCED       CONSERVATIVE
                                           PORTFOLIO        PORTFOLIO        PORTFOLIO        PORTFOLIO
SCHWAB INSTITUTIONAL SELECT FUNDS:
  Institutional Select S&P 500 Index         14.1%            10.4%            4.9%              0.1%
SCHWAB MONEY FUNDS:
  Value Advantage Money Fund                   --%             0.1%            0.1%              0.1%

The funds may make direct transactions with certain other Schwab Funds when practical. When one fund is seeking to sell a security that another is seeking to buy, an interfund transaction can allow both funds to benefit by reducing transaction costs. This practice is limited to funds that share the same investment adviser, trustees and officers. As of April 30, 2006, each fund's total security transactions (including in-kind redemptions) with other Schwab Funds were as follows:

MarketTrack All Equity Portfolio        $45,277
MarketTrack Growth Portfolio             65,931
MarketTrack Balanced Portfolio           69,110
MarketTrack Conservative Portfolio       34,061

Pursuant to an exemptive order issued by the SEC, the funds may enter into interfund borrowing and lending transactions within the Schwab Funds. All loans are for temporary or emergency purposes only. The interest rate charged on the loan is the average of the overnight repurchase agreement rate and the short-term bank loan rate. The interfund lending facility is subject to the oversight and periodic review of the Board of Trustees of the Schwab Funds. There was no interfund borrowing or lending activity for any fund during the period.

Trustees may include people who are officers and/ or directors of the investment adviser or Schwab. Federal securities law limits the percentage of such "interested persons" who may serve on a trust's board, and the trust was in compliance with these limitations throughout the report period. The trust did not pay any of these persons for their service as trustees, but it did pay non-interested persons (independent trustees), as noted in each fund's Statement of Operations.

4. Federal Income Taxes

The funds intend to meet federal income and excise tax requirements for regulated investment companies. Accordingly, the funds distribute substantially all of their net investment income and realized net capital gains (if any) to their respective shareholders each year. The net investment income and realized capital gains and losses may differ for financial statement and tax purposes primarily due to differing treatments of losses on wash sales. As long as a fund meets the tax requirements, it is not required to pay federal income tax.

As of October 31, 2005, the components of distributable earnings on a tax basis were as follows:

                                           MARKETTRACK      MARKETTRACK      MARKETTRACK      MARKETTRACK
                                            ALL EQUITY         GROWTH          BALANCED       CONSERVATIVE
                                            PORTFOLIO        PORTFOLIO        PORTFOLIO        PORTFOLIO
Undistributed ordinary income                   --            $2,892          $5,501             $601
Undistributed long-term capital gains           --                --          $1,490             $202
Unrealized appreciation/depreciation       $34,764          $109,502         $71,917          $30,680

SCHWAB MARKETTRACK PORTFOLIOS

As of October 31, 2005, the following funds had capital loss carry forwards available to offset future net capital gains before the expiration dates:

                   MARKETTRACK      MARKETTRACK      MARKETTRACK      MARKETTRACK
                    ALL EQUITY         GROWTH          BALANCED       CONSERVATIVE
       EXPIRE       PORTFOLIO        PORTFOLIO        PORTFOLIO        PORTFOLIO
       2010          $11,058               --              --               --
       2011           13,010           $3,172              --               --
       2012            6,944            2,009              --               --
                   ---------------------------------------------------------------
                     $31,012           $5,181             $--              $--
                   ---------------------------------------------------------------

The tax-basis components of distributions for the fiscal year ended October 31, 2005:

                                  MARKETTRACK      MARKETTRACK      MARKETTRACK      MARKETTRACK
                                   ALL EQUITY         GROWTH          BALANCED       CONSERVATIVE
                                   PORTFOLIO        PORTFOLIO        PORTFOLIO         PORTFOLIO
From ordinary income                 $5,060           $9,037          $10,162           $7,852
From long-term capital gains           --               --               --               --
From return of capital                 --               --               --               --

The permanent book and tax basis differences may result in reclassifications between capital account and other accounts as required. The adjustments will have no impact on net assets or the results of operations. As of October 31, 2005, the funds made the following reclassifications:

                                           MARKETTRACK      MARKETTRACK      MARKETTRACK      MARKETTRACK
                                            ALL EQUITY         GROWTH          BALANCED       CONSERVATIVE
                                            PORTFOLIO        PORTFOLIO        PORTFOLIO        PORTFOLIO
Capital shares                                 ($3)              --               --               --
Undistributed net investment Income             $3               --               --               --
Net realized capital gains and losses           --               --               --               --


68 Schwab MarketTrack Portfolios

Trustees and Officers

      A fund's Board of Trustees is responsible for protecting the interests of that fund's shareholders. The tables below give information about the people who serve as trustees and officers for the Schwab Funds(R), including the funds covered in this report. Trustees remain in office until they resign, retire or are removed by shareholder vote. 1

      Under the Investment Company Act of 1940, any officer, director, or employee of Schwab or CSIM is considered an "interested person," meaning that he or she is considered to have a business interest in Schwab or CSIM. These individuals are listed as "interested trustees." The "independent trustees" are individuals who, under the 1940 Act, are not considered to have a business interest in Schwab or CSIM.

      Each of the 57 Schwab Funds belongs to one of these trusts: The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust or Schwab Annuity Portfolios. Currently all these trusts have the same trustees and officers. The address for all trustees and officers is 101 Montgomery Street, San Francisco, CA 94104. You can find more information about the trustees and officers in the Statement of Additional Information, which is available free by calling 1-800-435-4000.

INDEPENDENT TRUSTEES

NAME AND
YEAR OF BIRTH            TRUSTEE SINCE                  MAIN OCCUPATIONS AND OTHER DIRECTORSHIPS AND AFFILIATIONS
------------------------------------------------------------------------------------------------------------------------------------
MARIANN BYERWALTER       2000 (all trusts).             Chairman of JDN Corporate Advisory LLC. From 1996 to 2001, Vice President
1960                                                    for Business Affairs and Chief Financial Officer of Stanford University, and
                                                        in 2001, Special Advisor to the President of Stanford University.

                                                        Board 1--Trustee of the Laudus Trust, Laudus Variable Insurance Trust, The
                                                        Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and
                                                        Schwab Annuity Portfolios, each a registered investment company that is part of the mutual fund complex referred to as the "Schwab Mutual Fund
                                                        Complex." 2 Schwab and/or its affiliates act as the investment adviser to each portfolio in the Schwab Mutual Fund Complex. Board 2--Director,
                                                        Redwood Trust, Inc. (mortgage finance). Board 3--Director, PMI Group, Inc.
                                                        (mortgage insurance).

1 The Schwab Funds retirement policy requires that independent trustees elected after January 1, 2000 retire at age 72 or after twenty years of service as a trustee, whichever comes first. Independent trustees elected prior to January 1, 2000 will retire on the following schedule: Messrs. Holmes and Dorward will retire on December 31, 2007, and Messrs. Stephens and Wilsey will retire on December 31, 2010.

2 This includes 11 series of the Laudus Trust and the sole series of the Laudus
  Variable Insurance Trust.

INDEPENDENT TRUSTEES continued

NAME AND
YEAR OF BIRTH            TRUSTEE SINCE                  MAIN OCCUPATIONS AND OTHER DIRECTORSHIPS AND AFFILIATIONS
------------------------------------------------------------------------------------------------------------------------------------
DONALD F. DORWARD        Family of Funds, 1989;         Chief Executive Officer, Dorward & Associates (corporate management,
1931                     Investments, 1991;             marketing and communications consulting). Until 1999: Executive Vice
                         Capital Trust, 1993;           President, Managing Director, Grey Advertising. Until 1996: President, Chief
                         Annuity Portfolios, 1994.      Executive Officer, Allen & Dorward Advertising.
------------------------------------------------------------------------------------------------------------------------------------
WILLIAM A. HASLER        2000 (all trusts).             Retired. Dean Emeritus, Haas School of Business, University of California,
1941                                                    Berkeley. Until February 2004, Co-Chief Executive Officer, Aphton
                                                        Corporation (bio-pharmaceuticals).

                                                        Board 1--Trustee of the Laudus Trust, Laudus Variable Insurance Trust, The
                                                        Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and
                                                        Schwab Annuity Portfolios, each a registered investment company that is part of the mutual fund complex referred to as the "Schwab Mutual Fund Complex."
                                                        3 Schwab and/or its affiliates act as the investment adviser to each portfolio in the Schwab Mutual Fund Complex. Board 2--Director, Aphton Corp.
                                                        (bio-pharmaceuticals). Board 3--Director, Mission West Properties
                                                        (commercial real estate). Board 4--Director, TOUSA (home building). Board
                                                        5--Director, Stratex Networks (network equipment). Board 6--Director,
                                                        Genitope Corp. (bio-pharmaceuticals). Board 7--Director & Non-Executive
                                                        Chairman, Solectron Corp. (manufacturing). Board 8--Director, Ditech
                                                        Communications Corp. (voice communications technology).
------------------------------------------------------------------------------------------------------------------------------------
ROBERT G. HOLMES         Family of Funds, 1989;         Chairman, Chief Executive Officer, Director, Semloh Financial, Inc.
1931                     Investments, 1991;             (international financial services and investment advisory firm).
                         Capital Trust, 1993;
                         Annuity Portfolios, 1994.
------------------------------------------------------------------------------------------------------------------------------------
GERALD B. SMITH          2000 (all trusts).             Chairman and Chief Executive Officer and founder of Smith Graham & Co.
1950                                                    (investment advisors).
                                                        Board 1--Board of Cooper Industries (electrical products, tools and hardware). Board 2--Chairman of the audit committee of Northern Border
                                                        Partners, M.L.P. (energy).
------------------------------------------------------------------------------------------------------------------------------------
DONALD R. STEPHENS       Family of Funds, 1989;         Managing Partner, D.R. Stephens & Co. (investments). Until 1996:
1938                     Investments, 1991;             Chairman, Chief Executive Officer, North American Trust (real estate
                         Capital Trust, 1993;           investment trust).
                         Annuity Portfolios, 1994.
------------------------------------------------------------------------------------------------------------------------------------
MICHAEL W. WILSEY        Family of Funds, 1989;         Chairman, Chief Executive Officer, Wilsey Bennett, Inc. (real estate
1943                     Investments, 1991;             investment and management, and other investments).
                         Capital Trust, 1993;
                         Annuity Portfolios, 1994.

3 This includes 11 series of the Laudus Trust and the sole series of the Laudus
  Variable Insurance Trust.

INTERESTED TRUSTEES

NAME AND                 TRUST POSITION(S);
YEAR OF BIRTH            TRUSTEE SINCE                  MAIN OCCUPATIONS AND OTHER DIRECTORSHIPS AND AFFILIATIONS
------------------------------------------------------------------------------------------------------------------------------------
CHARLES R. SCHWAB 4      Chairman, Trustee:             Chairman, Chief Executive Officer and Director, The Charles Schwab
1937                     Family of Funds, 1989;         Corporation, Charles Schwab & Co., Inc.; Chairman and Director, Charles
                         Investments, 1991;             Schwab Investment Management, Inc., Charles Schwab Bank, N.A.; Chairman and
                         Capital Trust, 1993;           Chief Executive Officer, Schwab (SIS) Holdings Inc. I, Schwab International
                         Annuity Portfolios, 1994.      Holdings, Inc.; Chief Executive Officer and Director, Schwab Holdings, Inc.;
                                                        Director, U.S. Trust Company, N.A., U.S. Trust Corporation, United States
                                                        Trust Company of New York. Until 5/03: Co-Chief Executive Officer, The
                                                        Charles Schwab Corporation.
------------------------------------------------------------------------------------------------------------------------------------
RANDALL W. MERK 4        Trustee, 2005                  Executive Vice President and President, Schwab Financial Products, Charles
1954                     (all trusts).                  Schwab & Co., Inc.; Director, Charles Schwab Worldwide Funds, PLC and
                                                        Charles Schwab Asset Management (Ireland) Limited. From 9/02 to 7/04:
                                                        President and Chief Executive Officer, Charles Schwab Investment Management,
                                                        Inc. and Executive Vice President, Charles Schwab & Co., Inc. Prior to 9/02:
                                                        President and Chief Investment Officer, American Century Investment
                                                        Management; Director, American Century Companies, Inc.

OFFICERS OF THE TRUST

NAME AND
YEAR OF BIRTH            TRUST OFFICE(S) HELD           MAIN OCCUPATIONS AND OTHER DIRECTORSHIPS AND AFFILIATIONS
------------------------------------------------------------------------------------------------------------------------------------
EVELYN DILSAVER          President, Chief               President, Chief Executive Officer and Director, Charles Schwab Investment
1955                     Executive Officer              Management, Inc.; Executive Vice President, Charles Schwab & Co., Inc.;
                         (all trusts).                  President and Chief Executive Officer, Laudus Trust and Laudus Variable
                                                        Insurance Trust; President, Excelsior Funds, Inc., Excelsior Tax-Exempt
                                                        Funds, Inc., and Excelsior Funds Trust; President, Mutual Fund Division, UST
                                                        Advisers, Inc. Until 7/04: Senior Vice President, Asset Management Products
                                                        & Services. Until 6/03: Executive Vice President, Chief Financial Officer,
                                                        Chief Administrative Officer, U.S. Trust.
------------------------------------------------------------------------------------------------------------------------------------
STEPHEN B. WARD          Senior Vice President,         Senior Vice President, Chief Investment Officer, Director, Charles Schwab
1955                     Chief Investment               Investment Management, Inc.; Chief Investment Officer, The Charles Schwab
                         Officer (all trusts).          Trust Co.

4 In addition to their positions with the investment adviser and the distributor, Messrs. Schwab and Merk also own stock of the Charles Schwab Corporation.

OFFICERS OF THE TRUST continued

NAME AND
YEAR OF BIRTH            TRUST OFFICE(S) HELD           MAIN OCCUPATIONS AND OTHER DIRECTORSHIPS AND AFFILIATIONS
------------------------------------------------------------------------------------------------------------------------------------
KIMON DAIFOTIS           Senior Vice President,         Senior Vice President and Chief Investment Officer, Fixed Income, Charles
1959                     Chief Investment               Schwab Investment Management, Inc. Until 6/04: Vice President and Senior
                         Officer (all trusts).          Portfolio Manager, Charles Schwab Investment Management, Inc.
------------------------------------------------------------------------------------------------------------------------------------
JEFFREY MORTIMER         Senior Vice President,         Senior Vice President, Chief Investment Officer, Equities, Charles Schwab
1963                     Chief Investment               Investment Management, Inc.; Vice President, Chief Investment Officer,
                         Officer (all trusts).          Laudus Trust and Laudus Variable Insurance Trust. Until 5/04: Vice President
                                                        and Senior Portfolio Manager, Charles Schwab Investment Management, Inc.
------------------------------------------------------------------------------------------------------------------------------------
RANDALL FILLMORE         Chief Compliance               Senior Vice President and Chief Compliance Officer, Charles Schwab
1960                     Officer (all trusts).          Investment Management, Inc.; Senior Vice President, Charles Schwab & Co.,
                                                        Inc.; Chief Compliance Officer, Laudus Trust and Laudus Variable Insurance
                                                        Trust. Until 9/03: Vice President, Charles Schwab & Co., Inc. and Charles
                                                        Schwab Investment Management, Inc. Until 2002: Vice President, Internal
                                                        Audit, Charles Schwab & Co., Inc.
------------------------------------------------------------------------------------------------------------------------------------
KOJI E. FELTON           Secretary (all trusts).        Senior Vice President, Chief Counsel and Corporate Secretary, Charles Schwab
1961                                                    Investment Management, Inc.; Senior Vice President and Deputy General
                                                        Counsel, Charles Schwab & Co., Inc. Prior to 6/98: Branch Chief in
                                                        Enforcement at U.S. Securities and Exchange Commission in San Francisco.
------------------------------------------------------------------------------------------------------------------------------------
GEORGE PEREIRA           Treasurer, Principal           Senior Vice President and Chief Financial Officer, Charles Schwab Investment
1964                     Financial Officer              Management, Inc.; Chief Financial Officer, Mutual Fund Division, UST
                         (all trusts).                  Advisers, Inc.; Chief Financial Officer, Laudus Trust and Laudus Variable
                                                        Insurance Trust; Treasurer, Chief Financial Officer and Chief Accounting
                                                        Officer, Excelsior Funds, Inc., Excelsior Tax-Exempt Funds, Inc., and
                                                        Excelsior Funds Trust; Director, Charles Schwab Worldwide Funds, PLC and
                                                        Charles Schwab Asset Management (Ireland) Limited. From 12/99 to 11/04:
                                                        Senior Vice President, Financial Reporting, Charles Schwab & Co., Inc.

GLOSSARY

ASSET ALLOCATION The practice of dividing a portfolio among different asset classes, with each asset class assigned a particular percentage.

ASSET CLASS A group of securities with similar structure and basic characteristics. Stocks, bonds and cash are the three main examples of asset classes.

BETA A historical measure of an investment's volatility relative to a market index (usually the S&P 500(R)). The index is defined as having a beta of 1.00. Investments with a beta higher than 1.00 have been more volatile than the index; those with a beta of less than 1.00 have been less volatile.

BOND A security representing a loan from the investor to the issuer. A bond typically pays interest at a fixed rate (the "coupon rate") until a specified date (the "maturity date"), at which time the issuer returns the money borrowed ("principal" or "face value") to the bondholder. Because of their structure, bonds are sometimes called "fixed income securities" or "debt securities."

An individual bond is subject to the credit risk of the issuer. Changes in interest rates can affect a bond's market value prior to call or maturity. There is no guarantee that a bond's yield to call or maturity will provide a positive return over the rate of inflation.

BOND FUND A bond fund is subject to the same credit, interest rate, and inflation risks as bonds. In addition, a bond fund incurs ongoing fees and expenses. A bond fund's net asset value will fluctuate with the price of the underlying bonds and the portfolio turnover activity; return of principal is not guaranteed.

CAP, CAPITALIZATION See "market cap."

CAPITAL GAIN, CAPITAL LOSS The difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the gain or loss is still "on paper" and is considered unrealized.

EARNINGS GROWTH RATE For a mutual fund, the average yearly rate at which the earnings of the companies in the fund's portfolio have grown, measured over the past five years.

EARNINGS PER SHARE (EPS) A company's earnings, or net income, for the past 12 months, divided by the number of shares outstanding.

EXPENSE RATIO The amount that is taken from a mutual fund's assets each year to cover the fund's operating expenses. An expense ratio of 0.50% means that a fund's expenses amount to half of one percent of its average net assets a year.

MARKET CAP, MARKET CAPITALIZATION The value of a company as determined by the total value of all shares of its stock outstanding.

MEDIAN MARKET CAP The midpoint of the range of market caps of the stocks held by a fund. There are different ways of calculating median market cap. With a simple median, half of the stocks in the fund's portfolio would be larger than the median, and half would be smaller. With a weighted median (the type that is calculated for these funds), half of the fund's assets are invested in stocks that are larger than the median market cap, and half in stocks that are smaller.

NET ASSET VALUE (NAV) The value of one share of a mutual fund. NAV is calculated by taking the fund's total assets, subtracting liabilities, and dividing by the number of shares outstanding.

OUTSTANDING SHARES, SHARES OUTSTANDING When speaking of a company or mutual fund, indicates all shares currently held by investors.

PRICE-TO-BOOK RATIO (P/B) The market price of a company's stock compared with its "book value." A mutual fund's P/B is the weighted average of the P/B of all stocks in the fund's portfolio.

PRICE-TO-EARNINGS RATIO (P/E) The market price of a company's stock compared with earnings over the past year. A mutual fund's P/E is the weighted average of the P/E of all stocks in the fund's portfolio.

RETURN ON EQUITY (ROE) The average yearly rate of return for each dollar of investors' money, measured over the past five years.

STOCK A share of ownership, or equity, in the issuing company.

TOTAL RETURN The percentage that an investor would have earned or lost on an investment in the fund assuming dividends and distributions were reinvested.

WEIGHTED AVERAGE For mutual funds, an average that gives the same weight to each security as the security represents in the fund's portfolio.

YIELD The income paid out by an investment, expressed as a percentage of the investment's market value.

The industry/sector classification of the funds' portfolio holdings uses the Global Industry Classification Standard (GICS) which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's. GICS is a service mark of MSCI and S&P and has been licensed for use by Charles Schwab & Co., Inc.

NOTES

NOTES

NOTES

Schwab Funds(R) offers you a complete family of mutual funds, each one based on a clearly defined investment approach and using disciplined management strategies. The list at right shows all currently available Schwab Funds.

Whether you're an experienced investor or just starting out, Schwab Funds can help you achieve your financial goals. An investor should consider a fund's investment objectives, risks, and charges and expenses carefully before investing or sending money. This and other important information can be found in the fund's prospectus. Please call 1-800-435-4000 for a prospectus and brochure for any Schwab Fund. Please read the prospectus carefully before you invest. This report must be preceded or accompanied by a current prospectus.

METHODS FOR PLACING ORDERS
The following information outlines how Schwab investors can place orders. If you are investing through a third-party investment provider, methods for placing orders may be different.

INTERNET 1
www.schwab.com

SCHWAB BY PHONE(TM) 2
Use our automated voice service or speak to a representative. Call 1-800-435-4000, day or night (for TDD service, call 1-800-345-2550).

TELEBROKER(R)
Use our automated touch-tone phone service at 1-800-272-4922.

MAIL
Write to Schwab Funds at:
P.O. Box 3812
Englewood, CO
80155-3812

When selling or exchanging shares, be sure to include the signatures of at least one of the persons whose name is on the account.

PROXY VOTING POLICIES, PROCEDURES AND RESULTS
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting Schwab's website at www.schwab.com/schwabfunds, the SEC's website at http://www.sec.gov, or by contacting Schwab Funds at 1-800-435-4000.

Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting Schwab's website at www.schwab.com/schwabfunds or the SEC's website at http://www.sec.gov.

1 Shares of Sweep Investments(TM) may not be purchased directly over the Internet.

2 Orders placed in person or through a telephone representative may be subject to a service fee payable to Schwab.

THE SCHWAB FUNDS FAMILY(R)

STOCK FUNDS
Schwab Premier Equity Fund(R)
Schwab Core Equity Fund(TM)
Schwab Dividend Equity Fund(TM)
Schwab Large-Cap Growth Fund(TM)
Schwab Small-Cap Equity Fund(TM)
Schwab Hedged Equity Fund(TM)
Schwab Financial Services Fund(TM)
Schwab Health Care Fund(TM)
Schwab Technology Fund(TM)
Schwab Institutional Select(R) S&P 500 Fund
Schwab S&P 500 Index Fund
Schwab 1000 Index(R) Fund
Schwab Small-Cap Index Fund(R)
Schwab Total Stock Market Index Fund(R)
Schwab International Index Fund(R)

ASSET ALLOCATION FUNDS
Schwab Viewpoints Fund(TM)
Schwab MarketTrack All Equity Portfolio(TM)
Schwab MarketTrack Growth Portfolio(TM)
Schwab MarketTrack Balanced Portfolio(TM)
Schwab MarketTrack Conservative Portfolio(TM)
Schwab Target 2010 Fund
Schwab Target 2020 Fund
Schwab Target 2030 Fund
Schwab Target 2040 Fund
Schwab Retirement Income Fund

BOND FUNDS
Schwab YieldPlus Fund(R)
Schwab Short-Term Bond Market Fund(TM)
Schwab Total Bond Market Fund(TM)
Schwab GNMA Fund(TM)
Schwab Inflation Protected Fund(TM)
Schwab Tax-Free YieldPlus Fund(TM)
Schwab Short/Intermediate Tax-Free Bond Fund(TM)
Schwab Long-Term Tax-Free Bond Fund(TM)
Schwab California Tax-Free YieldPlus Fund(TM)
Schwab California Short/Intermediate Tax-Free Bond Fund(TM)
Schwab California Long-Term Tax-Free Bond Fund(TM)

SCHWAB MONEY FUNDS
Schwab offers an array of money market funds that seek high current income consistent with safety and liquidity.3 Choose from taxable or tax-advantaged alternatives. Many can be linked to your eligible Schwab account to "sweep" cash balances automatically, subject to availability, when you're between investments. Or, for your larger cash reserves, choose one of our Value Advantage Investments(R).

3 Investments in money market funds are neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency and, although they seek to preserve the value of your investment at $1 per share, it is possible to lose money.

[CHARLES SCHWAB LOGO]


INVESTMENT ADVISER
Charles Schwab Investment Management, Inc.
101 Montgomery Street, San Francisco, CA 94104

FUNDS
Schwab Funds(R)
P.O. Box 3812, Englewood, CO 80155-3812

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

(C) 2006 Charles Schwab & Co., Inc. All rights reserved.
Member SIPC

Printed on recycled paper.

MFR13559-09

SEMIANNUAL REPORT                                            [LAUDUS FUNDS LOGO]
April 30, 2006

                                                         COMMAND PERFORMANCE(TM)

LAUDUS MARKETMASTERS FUNDS(TM)

Laudus U.S. MarketMasters Fund(TM)

Laudus Small-Cap MarketMasters Fund(TM)

Laudus International MarketMasters Fund(TM)

        Three distinct Funds, each combining the expertise of leading investment managers with Schwab's overall supervision.

IN THIS REPORT

  Management's Discussion ..................................................   1

  Performance and Fund Facts

    Laudus U.S. MarketMasters Fund(TM) .............   5
    Laudus Small-Cap MarketMasters Fund(TM) ........   8
    Laudus International MarketMasters Fund(TM) ....  11

  Fund Expenses ............................................................  14

  Financial Statements

    Laudus U.S. MarketMasters Fund(TM) .............  15
    Laudus Small-Cap MarketMasters Fund(TM) ........  24
    Laudus International MarketMasters Fund(TM) ....  34

  Financial Notes ..........................................................  54

  Trustees and Officers ....................................................  61

  Glossary .................................................................  65

Select Shares(R) are available for the MarketMasters Funds(TM)

The Laudus MarketMasters Funds offer Select Shares, a share class that carries lower expenses than Investor Shares(TM) in exchange for higher investment minimums. Select Shares are available for initial purchases of $50,000 or more of a single fund in a single account and for shareholders who add to their existing Investor Share position, bringing the value to or above $50,000. We encourage shareholders to review their portfolio to see if they are eligible to exchange into Select Shares. If you believe you are eligible, you should contact Schwab or your financial intermediary to request a tax-free interclass exchange into Select Shares. Select Shares may not be available through financial intermediaries other than Charles Schwab & Co., Inc.

To learn more, please see the Funds' prospectus at WWW.LAUDUS.COM. Or, call
1.800.435.4000 to order a prospectus or to speak with a representative.

The Laudus Group of Funds includes the Laudus Rosenberg Funds, which are part of the Laudus Trust and distributed by ALPS Distributor, Inc., and the Laudus MarketMasters Funds, which are part of the Schwab Capital Trust and distributed by Charles Schwab & Co., Inc. Charles Schwab & Co., Inc. (member SIPC) serves as dealer for the Laudus Funds.

The industry/sector classification of the funds' portfolio holdings uses the Global Industry Classification Standard (GICS) which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's. GICS is a service mark of MSCI and S&P and has been licensed for use by Charles Schwab & Co., Inc.

MANAGEMENT'S DISCUSSION for the six months ended April 30, 2006

[PHOTO OF EVELYN DILSAVER]

EVELYN DILSAVER is President and CEO of Charles Schwab Investment Management, Inc. (CSIM) and is president of each of the Funds covered in this report. She joined the firm in 1992 and has held a variety of executive positions at Schwab.

Dear Shareholder,

I'm pleased to bring you the semiannual report for the Laudus MarketMasters Funds for the period ended April 30, 2006. Despite the volatility in the equity markets, the Funds all enjoyed positive returns and outperformed their respective benchmarks.

As part of the Laudus Funds Group, the Laudus MarketMasters Funds provide individual investors access to the proven expertise of an extraordinary line-up of portfolio managers and the ongoing oversight of Charles Schwab Investment Management, Inc. (CSIM). Each Fund is managed by sub-advisors carefully selected by CSIM on the basis of their performance records, industry leadership and innovation.

These Funds take advantage of the strengths of their sub-advisors by bringing together a variety of investment styles under a disciplined approach. We would like to specifically highlight the Laudus International MarketMasters Fund. The Fund's assets grew to over $1.8 billion as of the end of the six-month report period.

I am also pleased to announce that we have added another portfolio manager to our team of investment professionals. Since the beginning of the report period, Caroline Lee has been responsible for the day to day co-management of the Laudus MarketMasters Funds. Prior to joining Schwab, Caroline worked for over seven years in asset management and was responsible for the oversight of multiple sub-advisor relationships.

We continue to search for ways to offer you more choices and deliver tremendous value. Your trust is very important to us and we at Laudus Funds will do all we can to maintain that trust. Thank you for investing with us.

Sincerely,

/s/ Evelyn Dilsaver

     Past performance is no guarantee of future results.


                                                    Laudus MarketMasters Funds 1

MANAGEMENT'S DISCUSSION continued

[PHOTO OF JEFFREY MORTIMER]

JEFFREY MORTIMER, CFA, senior vice president and chief investment officer, equities, of the investment adviser, has overall responsibility for the management of the Funds. Prior to joining the firm in 1997, he worked for more than eight years in asset allocation and manager selection.

THE INVESTMENT ENVIRONMENT AND THE FUNDS

The markets remained in a steady growth mode over the past six months and ended the period with positive returns. During the report period, oil prices hit highs never seen before and the Federal Reserve (the Fed) continued to raise short-term interest rates to curb inflationary pressures, raising the rate four consecutive times in the six-month period and bringing the benchmark rate up to 4.75%. This was the 15th rate hike over the past two years and remains the longest span of increases since the 1970s.

After rising sharply in the aftermath of Hurricanes Katrina and Rita, crude oil prices peaked at around $71 per barrel and domestic gasoline prices were over $3.00 a gallon. When it became evident that the damage was limited to the regions in the hurricanes' path and that the economic impact was minimal, oil prices declined to as low as $55 per barrel. However, in recent months, crude oil has climbed back up due to concerns about possible confrontation with Iran and supply interruptions in Nigeria.

Despite recent weaknesses, domestic equity stocks remained near multi-year highs. Reasonable valuations, a solid earnings season, and expectations that the current monetary policy tightening will soon come to an end have helped to support equity prices. Regardless of the fluctuating energy prices, gains in productivity have remained strong and corporate earn-

ASSET CLASS PERFORMANCE COMPARISON % returns during the report period

This graph compares the performance of various asset classes during the report period. Final performance figures for the period are in the key below.

 9.64% S&P 500(R) INDEX: measures U.S. large-cap stocks

18.91% RUSSELL 2000(R) INDEX: measures U.S. small-cap stocks

22.89% MSCI-EAFE(R) INDEX: measures (in U.S. dollars) large-cap stocks in Europe, Australasia and the Far East

 0.56% LEHMAN BROTHERS U.S. AGGREGATE BOND INDEX: measures the U.S. bond market

[LINE GRAPH]

                LEHMAN BROTHERS                        RUSSELL        MSCI-
                U.S. AGGREGATE        S&P 500(R)       2000(R)       EAFE(R)
                  BOND INDEX            INDEX           INDEX         INDEX
31-Oct-05             0.00               0.00            0.00          0.00
07-Nov-05            -0.39               1.36            2.29          1.12
14-Nov-05            -0.20               2.35            2.73          0.92
21-Nov-05             0.54               4.15            5.07          2.47
28-Nov-05             0.88               4.39            3.94          2.98
05-Dec-05             0.21               4.83            6.30          4.45
12-Dec-05             0.43               4.73            6.78          6.48
19-Dec-05             1.04               4.71            4.14          7.22
26-Dec-05             1.37               5.49            6.35          7.89
02-Jan-06             1.40               3.82            4.38          7.47
09-Jan-06             1.73               7.35            9.51         12.55
16-Jan-06             1.92               7.16            9.86         12.28
23-Jan-06             2.04               5.19            9.78         10.66
30-Jan-06             1.36               6.99           13.37         13.11
06-Feb-06             1.40               5.36           12.93         12.38
13-Feb-06             1.21               5.25           10.26         11.09
20-Feb-06             1.53               7.33           13.44         11.54
27-Feb-06             1.51               7.98           14.97         14.06
06-Mar-06             0.90               6.69           13.51         13.53
13-Mar-06             0.83               7.25           13.06         14.21
20-Mar-06             1.53               9.01           15.82         17.31
27-Mar-06             1.40               8.73           17.13         16.45
03-Apr-06             0.68               8.44           18.01         18.57
10-Apr-06             0.42               8.39           17.05         19.24
17-Apr-06             0.36               7.46           16.53         18.88
24-Apr-06             0.70               9.39           19.13         21.67
30-Apr-06             0.56               9.64           18.91         22.89

These figures assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and you cannot invest in them directly. Remember that past performance is not an indication of future results.

Data source: Charles Schwab & Co., Inc.

Source of Sector Classification: S&P and MSCI.


2 Laudus MarketMasters Funds

[PHOTO OF CAROLINE LEE]

CAROLINE LEE, a director and portfolio manager of the investment adviser, co-manages the funds. Prior to joining the firm in November 2005, she worked in asset management for over seven years.

ings continue to rise. Additionally, with the unemployment rate at a healthy 4.7%, job and income growth remained positive and investors remained optimistic. Low inflationary expectations and large foreign capital inflows helped to contain increases in long-term interest rates.

As noted above, the Fed continued its tightening cycle throughout the period, raising short-term interest rates 0.25% at each of its four meetings. As the Fed continued raising its benchmark rate over the course of the last six months, the yield curve flattened and had brief periods of inversion. Historically, economic slowdowns or recessions have followed the inversion of the yield curve. Although economic growth moderated in the fourth quarter of 2005, growth rebounded strongly in the first quarter of 2006 and economic fundamentals remained healthy as of the end of the report period.

Despite rising interest rates and soaring energy prices, the S&P 500 Index 1 posted gains of 9.64% for the six-month period ending April 30, 2006 while the Russell 2000 Index also displayed a positive return of 18.91%. As improving fundamentals and attractive valuations have strengthened investor interest in emerging markets, the MSCI EAFE (Morgan Stanley Capital International, Inc. Europe, Australasia, and Far East) Index also had an impressive return of 22.89% for the six-month period.

Although performance of the bond markets was sluggish, as measured by the Lehman Brothers U.S. Aggregate Bond Index, which returned 0.56% for the six-month period, these types of results are not unusual. When the economy is strong and job growth is robust, investors normally expect to see more inflation, which generally leads to higher interest rates and lower bond prices.

THE LAUDUS U.S. MARKETMASTERS FUND returned 10.71% versus its benchmark, the S&P 500 Index, which was up 9.64% for the six-month period. TCW Investment Management Company had a positive impact on the Fund and outperformed its benchmark, the Russell Mid-Cap Value Index. Gardner Lewis Asset Management L.P., whose focus is growth, outperformed the Russell 1000 Growth Index, returning 8.53% versus 7.06% largely due to sound stock selection. Harris Associates L.P., the Fund's large-cap value manager, fell short of outperforming the Russell 1000 Value Index as a result of poor security selection and sector allocation. Weak security selection and sector positioning in Consumer Discretionary were the main detractors. Thornburg Investment Management, Inc.'s

Source of Sector Classification: S&P and MSCI.


                                                    Laudus MarketMasters Funds 3

MANAGEMENT'S DISCUSSION continued

PERFORMANCE AT A GLANCE

Total return for the six months ended 4/30/06

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN PERFORMANCE DATA QUOTED. TO OBTAIN MORE CURRENT PERFORMANCE INFORMATION, PLEASE VISIT WWW.SCHWAB.COM/MARKETMASTERS.

LAUDUS U.S.
MARKETMASTERS FUND(TM)
Investor Shares ...............       10.71%
Select Shares(R) ..............       10.73%
Benchmark .....................        9.64%
Fund Category 1 ...............       10.20%

Performance Details ...........    pages 5-6

LAUDUS SMALL-CAP
MARKETMASTERS FUND(TM)
Investor Shares ...............       18.99%
Select Shares .................       19.18%
Benchmark .....................       18.91%
Fund Category 1 ...............       18.15%

Performance Details ...........    pages 8-9

LAUDUS INTERNATIONAL
MARKETMASTERS FUND(TM)
Investor Shares ...............       24.66%
Select Shares .................       24.70%
Benchmark .....................       22.89%
Fund Category 1 ...............       25.14%

Performance Details ...........  pages 11-12

outperformance relative to the S&P 500 was largely driven by strong stock selection in Telecommunication Services and Health Care.

THE LAUDUS SMALL-CAP MARKETMASTERS FUND was up 18.99%, outperforming its benchmark, the Russell 2000 Index, which returned 18.91%. The outperformance of three managers outweighed the underperformance of Veredus Asset Management LLC. Managers Tocqueville Asset Management LP, Tamro Capital Partners, LLC and TCW Investment Management Company outperformed their respective benchmarks due to both strong stock selection and robust sector allocation. Veredus lagged the Russell 2000 Growth benchmark as a result of poor security selection primarily in Consumer Discretionary and Health Care sectors.

THE LAUDUS INTERNATIONAL MARKETMASTERS FUND was up 24.66%, outperforming its benchmark, the MSCI EAFE, which was up 22.89%. The subadvisers performed well during this six-month period, with American Century Global Investment Management, Inc. as a positive outlier. American Century returned 36.36% for the period, versus 22.89% for the MSCI EAFE Index. This was due to strong stock selection in eight out of the ten sectors and robust sector positioning. Small-cap stocks continued to lead large-caps during this period which also fueled American Century's outperformance. Artisan Partners Limited Partnership's outperformance was also driven by stock selection, specifically in Energy and Financials. William Blair & Company, LLC was also helped by solid stock selection in Energy and Information Technology. Robust sector positioning in Telecommunication Services was also additive. Harris Associates L.P. lagged the benchmark marginally as performance was hurt by both weak security selection and sector positioning.

  Source of Sector Classification: S&P and MSCI. All Fund and index figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

  Expenses may be partially absorbed by CSIM and Schwab. Without these reductions, the Funds' total returns would have been lower. Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

  Small-company stocks are subject to greater volatility than other asset categories. Foreign securities can involve risks such as political and economic instability and currency risk. These risks may be greater in emerging markets.

  Nothing in this report represents a recommendation of a security by the investment adviser. Manager views and portfolio holdings may have changed since the report date.

1 Source for category information: Morningstar, Inc.


4 Laudus MarketMasters Funds

LAUDUS U.S. MARKETMASTERS FUND(TM)

INVESTOR SHARES PERFORMANCE as of 4/30/06

AVERAGE ANNUAL TOTAL RETURNS 1, 2

This chart compares performance of the Fund with a benchmark and the Fund's Morningstar category.

[BAR CHART]

                                       Fund:             Benchmark:       Fund Category:
                                 INVESTOR SHARES         S&P 500(R)        MORNINGSTAR
                               Ticker Symbol: SWOGX        INDEX         LARGE-CAP BLEND
6 MONTHS                              10.71%                9.64%             10.20%
1 YEAR                                17.94%               15.42%             16.91%
5 YEARS                                3.20%                2.70%              2.61%
SINCE INCEPTION: 11/18/96              6.76%                7.95%              7.40%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN PERFORMANCE DATA QUOTED. TO OBTAIN PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH END, PLEASE VISIT WWW.SCHWAB.COM/MARKETMASTERS.

PERFORMANCE OF A HYPOTHETICAL $10,000 INVESTMENT 1

This graph shows performance since inception of a hypothetical $10,000 investment in the Fund, compared with a similar investment in a benchmark.

$18,562 INVESTOR SHARES

$20,610 S&P 500(R) INDEX

[LINE GRAPH]

                  INVESTOR         S&P 500(R)
                   SHARES            INDEX
18-Nov-96          $10,000          $10,000
30-Nov-96          $10,120          $10,271
31-Dec-96          $10,077          $10,068
31-Jan-97          $10,371          $10,696
28-Feb-97          $10,310          $10,780
31-Mar-97          $10,016          $10,338
30-Apr-97          $10,229          $10,955
31-May-97          $10,848          $11,621
30-Jun-97          $11,274          $12,141
31-Jul-97          $11,841          $13,106
31-Aug-97          $11,547          $12,372
30-Sep-97          $12,145          $13,049
31-Oct-97          $11,760          $12,613
30-Nov-97          $11,750          $13,197
31-Dec-97          $11,927          $13,424
31-Jan-98          $11,959          $13,573
28-Feb-98          $12,622          $14,552
31-Mar-98          $13,146          $15,297
30-Apr-98          $13,242          $15,452
31-May-98          $13,135          $15,186
30-Jun-98          $13,306          $15,802
31-Jul-98          $13,135          $15,635
31-Aug-98          $11,639          $13,377
30-Sep-98          $11,745          $14,235
31-Oct-98          $12,216          $15,392
30-Nov-98          $12,814          $16,325
31-Dec-98          $13,734          $17,265
31-Jan-99          $14,255          $17,987
28-Feb-99          $13,712          $17,427
31-Mar-99          $14,266          $18,124
30-Apr-99          $14,830          $18,826
31-May-99          $14,487          $18,381
30-Jun-99          $15,118          $19,402
31-Jul-99          $14,919          $18,796
31-Aug-99          $14,896          $18,702
30-Sep-99          $14,819          $18,190
31-Oct-99          $15,560          $19,341
30-Nov-99          $16,557          $19,734
31-Dec-99          $18,630          $20,897
31-Jan-00          $17,808          $19,848
29-Feb-00          $19,681          $19,472
31-Mar-00          $19,516          $21,376
30-Apr-00          $18,086          $20,733
31-May-00          $17,289          $20,308
30-Jun-00          $18,263          $20,809
31-Jul-00          $17,922          $20,485
31-Aug-00          $18,997          $21,757
30-Sep-00          $18,213          $20,608
31-Oct-00          $17,580          $20,522
30-Nov-00          $16,099          $18,905
31-Dec-00          $16,401          $18,997
31-Jan-01          $16,873          $19,672
28-Feb-01          $15,516          $17,878
31-Mar-01          $14,690          $16,744
30-Apr-01          $15,855          $18,045
31-May-01          $15,782          $18,166
30-Jun-01          $15,634          $17,725
31-Jul-01          $15,206          $17,551
31-Aug-01          $14,557          $16,452
30-Sep-01          $13,186          $15,123
31-Oct-01          $13,569          $15,412
30-Nov-01          $14,602          $16,594
31-Dec-01          $14,979          $16,740
31-Jan-02          $14,696          $16,496
28-Feb-02          $14,324          $16,177
31-Mar-02          $14,801          $16,785
30-Apr-02          $14,146          $15,768
31-May-02          $13,848          $15,652
30-Jun-02          $12,716          $14,537
31-Jul-02          $11,495          $13,405
31-Aug-02          $11,570          $13,492
30-Sep-02          $10,453          $12,025
31-Oct-02          $11,138          $13,084
30-Nov-02          $12,135          $13,854
31-Dec-02          $11,316          $13,041
31-Jan-03          $11,123          $12,699
28-Feb-03          $10,959          $12,509
31-Mar-03          $11,093          $12,630
30-Apr-03          $12,254          $13,671
31-May-03          $13,252          $14,391
30-Jun-03          $13,475          $14,575
31-Jul-03          $13,773          $14,832
31-Aug-03          $14,250          $15,121
30-Sep-03          $13,878          $14,961
31-Oct-03          $14,801          $15,808
30-Nov-03          $15,128          $15,947
31-Dec-03          $15,679          $16,782
31-Jan-04          $16,007          $17,091
29-Feb-04          $16,185          $17,329
31-Mar-04          $15,992          $17,067
30-Apr-04          $15,471          $16,799
31-May-04          $15,694          $17,029
30-Jun-04          $15,858          $17,360
31-Jul-04          $14,920          $16,785
31-Aug-04          $14,696          $16,852
30-Sep-04          $14,920          $17,034
31-Oct-04          $15,337          $17,295
30-Nov-04          $15,977          $17,995
31-Dec-04          $16,573          $18,607
31-Jan-05          $16,156          $18,153
28-Feb-05          $16,424          $18,534
31-Mar-05          $16,290          $18,206
30-Apr-05          $15,739          $17,860
31-May-05          $16,409          $18,428
30-Jun-05          $16,528          $18,454
31-Jul-05          $17,138          $19,141
31-Aug-05          $17,019          $18,966
30-Sep-05          $17,138          $19,120
31-Oct-05          $16,766          $18,801
30-Nov-05          $17,362          $19,511
31-Dec-05          $17,339          $19,517
31-Jan-06          $18,025          $20,035
28-Feb-06          $17,936          $20,089
31-Mar-06          $18,204          $20,338
30-Apr-06          $18,562          $20,610

  All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized. Because the Fund was originally an asset allocation Fund with a multi-fund strategy, its performance prior to June 3, 2002 does not reflect the current strategy and may have been different if it did.

1 Fund expenses have been partially absorbed by CSIM and Schwab. Without these reductions, the Fund's returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

2 Source for category information: Morningstar, Inc.


                                                    Laudus MarketMasters Funds 5

LAUDUS U.S. MARKETMASTERS FUND

SELECT SHARES(R) PERFORMANCE as of 4/30/06

AVERAGE ANNUAL TOTAL RETURNS 1, 2

This chart compares performance of the Fund's Select Shares with its benchmark and Morningstar category.

[BAR CHART]

                                  Fund:          Benchmark:   Fund Category:
                              SELECT SHARES      S&P 500(R)     MORNINGSTAR
                          Ticker Symbol: SWMGX     INDEX      LARGE-CAP BLEND
6 MONTHS                         10.73%             9.64%         10.20%
1 YEAR                           18.04%            15.42%         16.91%
SINCE INCEPTION: 6/4/04          10.06%            10.71%         10.88%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN PERFORMANCE DATA QUOTED. TO OBTAIN PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH END, PLEASE VISIT WWW.SCHWAB.COM/MARKETMASTERS.

PERFORMANCE OF A HYPOTHETICAL $50,000 INVESTMENT 1

This graph shows performance since inception of a hypothetical $50,000 investment (the minimum investment for this share class) in the Fund's Select Shares, compared with a similar investment in its benchmark.

$60,040 SELECT SHARES

$60,715 S&P 500(R) INDEX

[LINE GRAPH]

                    SELECT          S&P 500(R)
                    SHARES            INDEX
04-Jun-04          $50,000          $50,000
30-Jun-04          $51,150          $51,139
31-Jul-04          $48,130          $49,446
31-Aug-04          $47,455          $49,644
30-Sep-04          $48,175          $50,180
31-Oct-04          $49,520          $50,948
30-Nov-04          $51,585          $53,012
31-Dec-04          $53,505          $54,814
31-Jan-05          $52,205          $53,477
28-Feb-05          $53,025          $54,600
31-Mar-05          $52,640          $53,633
30-Apr-05          $50,865          $52,614
31-May-05          $53,025          $54,287
30-Jun-05          $53,405          $54,363
31-Jul-05          $55,375          $56,386
31-Aug-05          $55,040          $55,872
30-Sep-05          $55,375          $56,325
31-Oct-05          $54,225          $55,384
30-Nov-05          $56,140          $57,478
31-Dec-05          $56,090          $57,495
31-Jan-06          $58,305          $59,019
28-Feb-06          $58,065          $59,178
31-Mar-06          $58,935          $59,912
30-Apr-06          $60,040          $60,715

  All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

1 Fund expenses have been partially absorbed by CSIM and Schwab. Without these reductions, the Fund's returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

2 Source for category information: Morningstar, Inc.


6 Laudus MarketMasters Funds

LAUDUS U.S. MARKETMASTERS FUND

FUND FACTS as of 4/30/06

STYLE ASSESSMENT 1

[GRAPHIC]

                         INVESTMENT STYLE
               Value          Blend          Growth
MARKET CAP
  Large         / /            /X/            / /
  Medium        / /            / /            / /
  Small         / /            / /            / /

STATISTICS

NUMBER OF HOLDINGS                                                         167
--------------------------------------------------------------------------------
WEIGHTED AVERAGE MARKET CAP ($ x 1,000,000)                              $47,809
--------------------------------------------------------------------------------
PRICE/EARNINGS RATIO (P/E)                                                24.0
--------------------------------------------------------------------------------
PRICE/BOOK RATIO (P/B)                                                     3.0
--------------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE                                                    35%
--------------------------------------------------------------------------------
MINIMUM INITIAL INVESTMENT 2
Investor Shares                                                          $2,500
   ($1,000 for retirement, education and custodial accounts)
Select Shares                                                            $50,000
--------------------------------------------------------------------------------

INVESTMENT MANAGERS AND ALLOCATIONS

                                                                         % OF
INVESTMENT MANAGER              INVESTMENT STYLE                      NET ASSETS
--------------------------------------------------------------------------------
GARDNER LEWIS                   Large-Cap Growth                         29.5%
ASSET MANAGEMENT L.P.
--------------------------------------------------------------------------------
HARRIS ASSOCIATES L.P.          Mid/Large-Cap                            14.3%
                                Value
--------------------------------------------------------------------------------
TCW INVESTMENT                  Small/Mid-Cap                            20.8%
MANAGEMENT COMPANY              Blend
--------------------------------------------------------------------------------
THORNBURG INVESTMENT            Large-Cap Blend                          34.2%
MANAGEMENT, INC.
--------------------------------------------------------------------------------

TOP HOLDINGS 3

                                                                         % OF
SECURITY                                                              NET ASSETS
--------------------------------------------------------------------------------
(1)  GOOGLE, INC., Class A                                                1.6%
--------------------------------------------------------------------------------
(2)  COMCAST CORP.                                                        1.5%
--------------------------------------------------------------------------------
(3)  GOLDMAN SACHS GROUP, INC.                                            1.4%
--------------------------------------------------------------------------------
(4)  CAREMARK RX, INC.                                                    1.4%
--------------------------------------------------------------------------------
(5)  TYCO INTERNATIONAL LTD.                                              1.3%
--------------------------------------------------------------------------------
(6)  NII HOLDINGS, INC.                                                   1.3%
--------------------------------------------------------------------------------
(7)  INTEL CORP.                                                          1.3%
--------------------------------------------------------------------------------
(8)  NATIONAL SEMICONDUCTOR CORP.                                         1.2%
--------------------------------------------------------------------------------
(9)  DELL, INC.                                                           1.1%
--------------------------------------------------------------------------------
(10) PFIZER, INC.                                                         1.1%
--------------------------------------------------------------------------------
     TOTAL                                                               13.2%

SECTOR WEIGHTINGS % of Investments

This chart shows the Fund's sector composition as of the report date. A sector is a portion of the overall stock market that is made up of industries whose business components share similar characteristics.

[PIE CHART]

23.0%  INFORMATION TECHNOLOGY

18.8%  CONSUMER DISCRETIONARY

17.4%  HEALTH CARE

15.7%  FINANCIALS

 6.3%  ENERGY

 5.3%  INDUSTRIALS

 3.8%  TELECOMMUNICATIONS
       SERVICES

 3.2%  MATERIALS

 2.6%  CONSUMER STAPLES

 0.6%  UTILITIES

 3.3%  OTHER

  Portfolio holdings may have changed since the report date. Source of Sector
  Classification: S&P and MSCI.

1 Source: Morningstar, Inc. This style assessment is the result of evaluating the Fund based on a ten-factor model for value and growth characteristics. The Fund's market capitalization placement is determined by the geometric mean of its holdings' market capitalizations. The assessment reflects the Fund's portfolio as of 4/30/06, which may have changed since then, and is not a precise indication of risk or performance--past, present, or future.

2 Please see prospectus for further detail and eligibility requirements.

3 This list is not a recommendation of any security by the investment adviser.


                                                    Laudus MarketMasters Funds 7

LAUDUS SMALL-CAP MARKETMASTERS FUND(TM)

INVESTOR SHARES PERFORMANCE as of 4/30/06

AVERAGE ANNUAL TOTAL RETURNS 1, 2

This chart compares performance of the Fund with a benchmark and the Fund's Morningstar category.

[BAR CHART]

                                                        Benchmark:
                                      Fund:              RUSSELL        Fund Category:
                                INVESTOR SHARES          2000(R)          MORNINGSTAR
                              Ticker Symbol: SWOSX        INDEX         SMALL-CAP BLEND
6 MONTHS                             18.99%               18.91%             18.15%
1 YEAR                               32.01%               33.47%             31.47%
5 YEARS                              10.08%               10.90%             12.29%
SINCE INCEPTION: 9/16/97              7.91%                7.94%              9.22%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN PERFORMANCE DATA QUOTED. TO OBTAIN PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH END, PLEASE VISIT WWW.SCHWAB.COM/MARKETMASTERS.

PERFORMANCE OF A HYPOTHETICAL $10,000 INVESTMENT 1

This graph shows performance since inception of a hypothetical $10,000 investment in the Fund, compared with a similar investment in a benchmark.

$19,278 INVESTOR SHARES

$19,327 RUSSELL 2000(R) INDEX

[LINE GRAPH]

                                   RUSSELL
                  INVESTOR         2000(R)
                   SHARES           INDEX
16-Sep-97          $10,000         $10,000
30-Sep-97          $10,260         $10,319
31-Oct-97           $9,930          $9,866
30-Nov-97           $9,770          $9,802
31-Dec-97           $9,886          $9,973
31-Jan-98           $9,701          $9,816
28-Feb-98          $10,277         $10,541
31-Mar-98          $10,781         $10,976
30-Apr-98          $10,832         $11,036
31-May-98          $10,359         $10,441
30-Jun-98          $10,411         $10,463
31-Jul-98           $9,896          $9,615
31-Aug-98           $8,271          $7,748
30-Sep-98           $8,435          $8,355
31-Oct-98           $8,754          $8,696
30-Nov-98           $9,238          $9,151
31-Dec-98           $9,946          $9,718
31-Jan-99          $10,101          $9,847
28-Feb-99           $9,563          $9,049
31-Mar-99          $10,029          $9,191
30-Apr-99          $10,773         $10,014
31-May-99          $10,752         $10,160
30-Jun-99          $11,311         $10,620
31-Jul-99          $11,228         $10,329
31-Aug-99          $10,938          $9,946
30-Sep-99          $10,990          $9,948
31-Oct-99          $11,414          $9,989
30-Nov-99          $12,272         $10,586
31-Dec-99          $13,714         $11,784
31-Jan-00          $13,339         $11,594
29-Feb-00          $15,171         $13,508
31-Mar-00          $14,496         $12,618
30-Apr-00          $13,178         $11,859
31-May-00          $12,482         $11,167
30-Jun-00          $14,003         $12,141
31-Jul-00          $13,478         $11,750
31-Aug-00          $14,924         $12,647
30-Sep-00          $14,164         $12,275
31-Oct-00          $13,146         $11,727
30-Nov-00          $11,325         $10,523
31-Dec-00          $12,156         $11,427
31-Jan-01          $12,795         $12,022
28-Feb-01          $11,698         $11,233
31-Mar-01          $10,879         $10,684
30-Apr-01          $11,927         $11,520
31-May-01          $12,325         $11,803
30-Jun-01          $12,674         $12,210
31-Jul-01          $12,168         $11,550
31-Aug-01          $11,590         $11,177
30-Sep-01          $10,012          $9,672
31-Oct-01          $10,518         $10,238
30-Nov-01          $11,421         $11,030
31-Dec-01          $12,144         $11,711
31-Jan-02          $11,951         $11,589
28-Feb-02          $11,612         $11,272
31-Mar-02          $12,520         $12,178
30-Apr-02          $12,471         $12,289
31-May-02          $12,060         $11,743
30-Jun-02          $11,164         $11,161
31-Jul-02           $9,469          $9,475
31-Aug-02           $9,323          $9,452
30-Sep-02           $8,476          $8,773
31-Oct-02           $8,694          $9,055
30-Nov-02           $9,481          $9,862
31-Dec-02           $8,997          $9,313
31-Jan-03           $8,864          $9,055
28-Feb-03           $8,585          $8,782
31-Mar-03           $8,573          $8,895
30-Apr-03           $9,384          $9,738
31-May-03          $10,668         $10,783
30-Jun-03          $10,946         $10,978
31-Jul-03          $11,600         $11,665
31-Aug-03          $12,314         $12,200
30-Sep-03          $12,193         $11,974
31-Oct-03          $13,416         $12,980
30-Nov-03          $13,913         $13,441
31-Dec-03          $14,276         $13,714
31-Jan-04          $14,942         $14,309
29-Feb-04          $15,075         $14,437
31-Mar-04          $15,075         $14,572
30-Apr-04          $14,143         $13,829
31-May-04          $14,458         $14,048
30-Jun-04          $15,075         $14,640
31-Jul-04          $14,046         $13,655
31-Aug-04          $13,719         $13,585
30-Sep-04          $14,470         $14,222
31-Oct-04          $14,748         $14,502
30-Nov-04          $15,826         $15,760
31-Dec-04          $16,468         $16,226
31-Jan-05          $16,020         $15,549
28-Feb-05          $16,504         $15,812
31-Mar-05          $15,705         $15,360
30-Apr-05          $14,603         $14,480
31-May-05          $15,475         $15,428
30-Jun-05          $15,959         $16,024
31-Jul-05          $16,879         $17,040
31-Aug-05          $16,577         $16,725
30-Sep-05          $16,661         $16,776
31-Oct-05          $16,201         $16,256
30-Nov-05          $17,049         $17,045
31-Dec-05          $16,909         $16,966
31-Jan-06          $18,278         $18,488
28-Feb-06          $18,212         $18,436
31-Mar-06          $19,159         $19,331
30-Apr-06          $19,278         $19,327

  All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized. Because the Fund originally used a multi-fund strategy, its performance prior to June 3, 2002 does not reflect the current strategy and may have been different if it did.

1 Fund expenses have been partially absorbed by CSIM and Schwab. Without these reductions, the Fund's returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

2 Source for category information: Morningstar, Inc.


8 Laudus MarketMasters Funds

LAUDUS SMALL-CAP MARKETMASTERS FUND

SELECT SHARES(R) PERFORMANCE as of 4/30/06

AVERAGE ANNUAL TOTAL RETURNS 1, 2

This chart compares performance of the Fund's Select Shares with its benchmark and Morningstar category.

[BAR CHART]

                                                        Benchmark:
                                      Fund:              RUSSELL        Fund Category:
                                  SELECT SHARES          2000(R)          MORNINGSTAR
                              Ticker Symbol: SWMSX        INDEX         SMALL-CAP BLEND
6 MONTHS                             19.18%               18.91%             18.15%
1 YEAR                               32.30%               33.47%             31.47%
SINCE INCEPTION: 6/9/04              15.76%               17.27%             18.52%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN PERFORMANCE DATA QUOTED. TO OBTAIN PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH END, PLEASE VISIT WWW.SCHWAB.COM/MARKETMASTERS.

PERFORMANCE OF A HYPOTHETICAL $50,000 INVESTMENT 1

This graph shows performance since inception of a hypothetical $50,000 investment (the minimum investment for this share class) in the Fund's Select Shares, compared with a similar investment in its benchmark.

$65,985 SELECT SHARES

$67,630 RUSSELL 2000(R) INDEX

[LINE GRAPH]

                                    RUSSELL
                   SELECT            2000(R)
                   SHARES            INDEX
09-Jun-04          $50,000           $50,000
30-Jun-04          $51,445           $51,229
31-Jul-04          $47,895           $47,781
30-Aug-04          $46,780           $47,538
30-Sep-04          $49,380           $49,767
30-Oct-04          $50,330           $50,748
30-Nov-04          $54,005           $55,148
30-Dec-04          $56,235           $56,780
30-Jan-05          $54,705           $54,412
28-Feb-05          $56,360           $55,332
30-Mar-05          $53,635           $53,749
30-Apr-05          $49,875           $50,669
30-May-05          $52,850           $53,988
30-Jun-05          $54,540           $56,072
30-Jul-05          $57,680           $59,627
30-Aug-05          $56,645           $58,524
30-Sep-05          $56,935           $58,705
30-Oct-05          $55,365           $56,886
30-Nov-05          $58,300           $59,645
30-Dec-05          $57,820           $59,370
30-Jan-06          $62,535           $64,696
28-Feb-06          $62,310           $64,515
30-Mar-06          $65,540           $67,644
30-Apr-06          $65,985           $67,630

  All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

1 Fund expenses have been partially absorbed by CSIM and Schwab. Without these reductions, the Fund's returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

2 Source for category information: Morningstar, Inc.


                                                    Laudus MarketMasters Funds 9

LAUDUS SMALL-CAP MARKETMASTERS FUND

FUND FACTS as of 4/30/06

STYLE ASSESSMENT 1

[GRAPHIC]

                                         INVESTMENT STYLE
                       Value                  Blend                   Growth
MARKET CAP
  Large                 / /                    / /                     / /
  Medium                / /                    / /                     / /
  Small                 / /                    / /                     /X/

STATISTICS

NUMBER OF HOLDINGS                                                         219
--------------------------------------------------------------------------------
WEIGHTED AVERAGE MARKET CAP ($ x 1,000,000)                              $2,282
--------------------------------------------------------------------------------
PRICE/EARNINGS RATIO (P/E)                                                45.4
--------------------------------------------------------------------------------
PRICE/BOOK RATIO (P/B)                                                     2.7
--------------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE                                                    50%
--------------------------------------------------------------------------------
MINIMUM INITIAL INVESTMENT 2

Investor Shares                                                          $2,500
    ($1,000 for retirement, education and custodial accounts)
Select Shares                                                            $50,000
--------------------------------------------------------------------------------

INVESTMENT MANAGERS AND ALLOCATIONS

                                                                         % OF
INVESTMENT MANAGER              INVESTMENT STYLE                      NET ASSETS
--------------------------------------------------------------------------------
TAMRO CAPITAL                   Small-Cap Value                          27.2%
PARTNERS, LLC
--------------------------------------------------------------------------------
TCW INVESTMENT                  Small/Mid-Cap                            17.3%
MANAGEMENT COMPANY              Blend
--------------------------------------------------------------------------------
TOCQUEVILLE ASSET               Small-Cap Blend                          13.4%
MANAGEMENT LP
--------------------------------------------------------------------------------
VEREDUS ASSET                   Small-Cap Growth                         14.8%
MANAGEMENT LLC
--------------------------------------------------------------------------------

TOP HOLDINGS 3

                                                                         % OF
SECURITY                                                              NET ASSETS
--------------------------------------------------------------------------------
(1)  STEELCASE INC., Class A                                              1.5%
--------------------------------------------------------------------------------
(2)  AKAMAI TECHNOLOGIES, INC.                                            1.3%
--------------------------------------------------------------------------------
(3)  GENERAL CABLE CORP.                                                  1.3%
--------------------------------------------------------------------------------
(4)  THE SHAW GROUP, INC.                                                 1.3%
--------------------------------------------------------------------------------
(5)  THE HAIN CELESTIAL GROUP, INC.                                       1.3%
--------------------------------------------------------------------------------
(6)  URS CORP.                                                            1.2%
--------------------------------------------------------------------------------
(7)  AIRTRAN HOLDINGS, INC.                                               1.2%
--------------------------------------------------------------------------------
(8)  BEAZER HOMES USA, INC.                                               1.2%
--------------------------------------------------------------------------------
(9)  GENESCO, INC.                                                        1.1%
--------------------------------------------------------------------------------
(10) BALDOR ELECTRIC CO.                                                  1.1%
--------------------------------------------------------------------------------
     TOTAL                                                               12.5%

SECTOR WEIGHTINGS % of Investments

This chart shows the Fund's sector composition as of the report date. A sector is a portion of the overall stock market that is made up of industries whose business components share similar characteristics.

[PIE CHART]

26.5%  INFORMATION TECHNOLOGY

21.4%  INDUSTRIALS

17.0%  CONSUMER DISCRETIONARY

10.4%  HEALTH CARE

 8.0%  FINANCIALS

 5.5%  ENERGY

 4.4%  CONSUMER STAPLES

 2.1%  MATERIALS

 4.7%  OTHER

  Portfolio holdings may have changed since the report date. Source of Sector
  Classification: S&P and MSCI.

1 Source: Morningstar, Inc. This style assessment is the result of evaluating the Fund based on a ten-factor model for value and growth characteristics. The Fund's market capitalization placement is determined by the geometric mean of its holdings' market capitalizations. The assessment reflects the Fund's portfolio as of 4/30/06, which may have changed since then, and is not a precise indication of risk or performance--past, present, or future.

2 Please see prospectus for further detail and eligibility requirements.

3 This list is not a recommendation of any security by the investment adviser.


10 Laudus MarketMasters Funds

LAUDUS INTERNATIONAL MARKETMASTERS FUND(TM)

INVESTOR SHARES PERFORMANCE as of 4/30/06

AVERAGE ANNUAL TOTAL RETURNS 1, 2

This chart compares performance of the Fund's Investor Shares with a benchmark and the Fund's Morningstar category.

[BAR CHART]

                                                         Benchmark:       Fund Category:
                                       Fund:               MSCI            MORNINGSTAR
                                 INVESTOR SHARES          EAFE(R)            FOREIGN
                               Ticker Symbol: SWOIX        INDEX         LARGE-CAP GROWTH
6 MONTHS                              24.66%               22.89%             25.14%
1 YEAR                                39.18%               33.49%             37.66%
5 YEARS                               12.08%                9.20%              7.44%
SINCE INCEPTION: 10/16/96             12.59%                7.10%              6.85%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN PERFORMANCE DATA QUOTED. TO OBTAIN PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH END, PLEASE VISIT WWW.SCHWAB.COM/MARKETMASTERS.

PERFORMANCE OF A HYPOTHETICAL $10,000 INVESTMENT 1

This graph shows performance since inception of a hypothetical $10,000 investment in the Fund's Investor Shares, compared with a similar investment in a benchmark.

[LINE GRAPH]

$31,013 INVESTOR SHARES

$19,245 MSCI EAFE(R) INDEX

                                     MSCI
                  INVESTOR          EAFE(R)
                   SHARES            INDEX
16-Oct-96          $10,000          $10,000
31-Oct-96           $9,910           $9,836
30-Nov-96          $10,220          $10,228
31-Dec-96          $10,313          $10,096
31-Jan-97          $10,426           $9,742
28-Feb-97          $10,599           $9,902
31-Mar-97          $10,558           $9,938
30-Apr-97          $10,609           $9,991
31-May-97          $11,209          $10,641
30-Jun-97          $11,697          $11,227
31-Jul-97          $11,962          $11,409
31-Aug-97          $11,199          $10,557
30-Sep-97          $11,830          $11,148
31-Oct-97          $11,046          $10,291
30-Nov-97          $10,894          $10,186
31-Dec-97          $11,016          $10,274
31-Jan-98          $11,146          $10,744
28-Feb-98          $11,925          $11,434
31-Mar-98          $12,670          $11,786
30-Apr-98          $12,952          $11,879
31-May-98          $13,265          $11,821
30-Jun-98          $13,157          $11,911
31-Jul-98          $13,525          $12,031
31-Aug-98          $11,654          $10,540
30-Sep-98          $11,006          $10,217
31-Oct-98          $11,438          $11,281
30-Nov-98          $12,011          $11,859
31-Dec-98          $12,481          $12,327
31-Jan-99          $12,820          $12,290
28-Feb-99          $12,415          $11,998
31-Mar-99          $12,853          $12,498
30-Apr-99          $13,815          $13,004
31-May-99          $13,170          $12,335
30-Jun-99          $14,428          $12,816
31-Jul-99          $14,985          $13,196
31-Aug-99          $15,248          $13,245
30-Sep-99          $15,401          $13,379
31-Oct-99          $16,232          $13,881
30-Nov-99          $18,683          $14,362
31-Dec-99          $21,819          $15,652
31-Jan-00          $21,236          $14,658
29-Feb-00          $24,410          $15,052
31-Mar-00          $23,356          $15,636
30-Apr-00          $21,149          $14,814
31-May-00          $20,120          $14,452
30-Jun-00          $21,100          $15,018
31-Jul-00          $20,554          $14,388
31-Aug-00          $21,249          $14,513
30-Sep-00          $20,120          $13,806
31-Oct-00          $19,253          $13,481
30-Nov-00          $18,050          $12,975
31-Dec-00          $18,672          $13,436
31-Jan-01          $18,893          $13,440
28-Feb-01          $17,883          $12,434
31-Mar-01          $16,680          $11,590
30-Apr-01          $17,538          $12,386
31-May-01          $17,496          $11,928
30-Jun-01          $17,178          $11,438
31-Jul-01          $16,639          $11,240
31-Aug-01          $16,182          $10,979
30-Sep-01          $14,495           $9,867
31-Oct-01          $14,937          $10,120
30-Nov-01          $15,588          $10,493
31-Dec-01          $16,028          $10,555
31-Jan-02          $15,659           $9,994
28-Feb-02          $15,762          $10,064
31-Mar-02          $16,515          $10,609
30-Apr-02          $16,397          $10,679
31-May-02          $16,338          $10,815
30-Jun-02          $15,674          $10,384
31-Jul-02          $14,006           $9,359
31-Aug-02          $13,947           $9,338
30-Sep-02          $12,368           $8,335
31-Oct-02          $12,899           $8,782
30-Nov-02          $13,548           $9,181
31-Dec-02          $13,092           $8,873
31-Jan-03          $12,560           $8,503
28-Feb-03          $12,103           $8,308
31-Mar-03          $11,911           $8,145
30-Apr-03          $13,224           $8,943
31-May-03          $14,184           $9,485
30-Jun-03          $14,700           $9,715
31-Jul-03          $15,291           $9,950
31-Aug-03          $15,925          $10,190
30-Sep-03          $16,368          $10,504
31-Oct-03          $17,638          $11,158
30-Nov-03          $17,756          $11,406
31-Dec-03          $18,845          $12,296
31-Jan-04          $19,423          $12,470
29-Feb-04          $19,837          $12,758
31-Mar-04          $19,896          $12,829
30-Apr-04          $19,497          $12,539
31-May-04          $19,393          $12,582
30-Jun-04          $19,955          $12,858
31-Jul-04          $19,038          $12,440
31-Aug-04          $18,978          $12,494
30-Sep-04          $19,511          $12,821
31-Oct-04          $20,118          $13,258
30-Nov-04          $21,510          $14,163
31-Dec-04          $22,491          $14,785
31-Jan-05          $22,283          $14,514
28-Feb-05          $23,247          $15,141
31-Mar-05          $22,832          $14,761
30-Apr-05          $22,283          $14,414
31-May-05          $22,580          $14,422
30-Jun-05          $22,891          $14,613
31-Jul-05          $24,033          $15,062
31-Aug-05          $24,714          $15,443
30-Sep-05          $25,589          $16,130
31-Oct-05          $24,878          $15,659
30-Nov-05          $25,545          $16,043
31-Dec-05          $26,839          $16,789
31-Jan-06          $28,574          $17,820
28-Feb-06          $28,574          $17,781
31-Mar-06          $29,577          $18,367
30-Apr-06          $31,013          $19,245

  All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized. Because the Fund originally used a multi-fund strategy, its performance prior to June 3, 2002 does not reflect the current strategy and may have been different if it did.

1 Fund expenses have been partially absorbed by CSIM and Schwab. Without these reductions, the Fund's returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

2 Source for category information: Morningstar, Inc.


                                                   Laudus MarketMasters Funds 11

LAUDUS INTERNATIONAL MARKETMASTERS FUND

SELECT SHARES(R) PERFORMANCE as of 4/30/06

AVERAGE ANNUAL TOTAL RETURNS 1, 2

This chart compares performance of the Fund's Select Shares with its benchmark and Morningstar category.

[BAR CHART]

                                                  Benchmark:    Fund Category:
                                  Fund:             MSCI         MORNINGSTAR
                              SELECT SHARES        EAFE(R)         FOREIGN
                           Ticker Symbol: SWMIX    INDEX       LARGE-CAP GROWTH
6 MONTHS                          24.70%           22.89%           25.14%
1 YEAR                            39.28%           33.49%           37.66%
SINCE INCEPTION: 4/2/04           23.14%           20.78%           19.95%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN PERFORMANCE DATA QUOTED. TO OBTAIN PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH END, PLEASE VISIT WWW.SCHWAB.COM/MARKETMASTERS.

PERFORMANCE OF A HYPOTHETICAL $50,000 INVESTMENT 1

This graph shows performance since inception of a hypothetical $50,000 investment (the minimum investment for this share class) in the Fund's Select Shares, compared with a similar investment in its benchmark.

$77,080 SELECT SHARES

$74,044 MSCI EAFE(R) INDEX

[LINE GRAPH]

                                     MSCI
                   SELECT           EAFE(R)
                   SHARES            INDEX
01-Apr-04          $50,000          $50,000
30-Apr-04          $48,315          $48,243
31-May-04          $48,055          $48,407
30-Jun-04          $49,450          $49,468
31-Jul-04          $47,215          $47,860
31-Aug-04          $47,065          $48,070
30-Sep-04          $48,385          $49,325
31-Oct-04          $49,890          $51,007
30-Nov-04          $53,370          $54,491
31-Dec-04          $55,785          $56,883
31-Jan-05          $55,305          $55,842
28-Feb-05          $57,695          $58,254
31-Mar-05          $56,665          $56,792
30-Apr-05          $55,345          $55,458
31-May-05          $56,040          $55,485
30-Jun-05          $56,850          $56,223
31-Jul-05          $59,680          $57,949
31-Aug-05          $61,375          $59,416
30-Sep-05          $63,580          $62,060
31-Oct-05          $61,815          $60,247
30-Nov-05          $63,470          $61,723
31-Dec-05          $66,710          $64,594
31-Jan-06          $71,025          $68,560
28-Feb-06          $71,020          $68,409
31-Mar-06          $73,510          $70,666
30-Apr-06          $77,080          $74,044

  All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

1 Fund expenses have been partially absorbed by CSIM and Schwab. Without these reductions, the Fund's returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

2 Source for category information: Morningstar, Inc.


12 Laudus MarketMasters Funds

LAUDUS INTERNATIONAL MARKETMASTERS FUND

FUND FACTS as of 4/30/06

TOP HOLDINGS 1

                                                                         % OF
SECURITY                                                              NET ASSETS
--------------------------------------------------------------------------------
(1)  GLAXOSMITHKLINE PLC                                                  1.5%
--------------------------------------------------------------------------------
(2)  VODAFONE GROUP PLC                                                   1.3%
--------------------------------------------------------------------------------
(3)  NTT DOCOMO, INC.                                                     1.2%
--------------------------------------------------------------------------------
(4)  SK TELECOM CO., LTD.                                                 1.2%
--------------------------------------------------------------------------------
(5)  BAYERISCHE MOTOREN WERKE (BMW) AG                                    1.2%
--------------------------------------------------------------------------------
(6)  BRITISH SKY BROADCASTING GROUP PLC                                   1.2%
--------------------------------------------------------------------------------
(7)  NESTLE S.A.                                                          1.2%
--------------------------------------------------------------------------------
(8)  CHINATRUST FINANCIAL HOLDING CO., LTD.                               1.0%
--------------------------------------------------------------------------------
(9)  NOVARTIS AG, Registered                                              1.0%
--------------------------------------------------------------------------------
(10) DIAGEO PLC                                                           1.0%
--------------------------------------------------------------------------------
     TOTAL                                                               11.8%

INVESTMENT MANAGERS AND ALLOCATIONS

                                                                         % OF
INVESTMENT MANAGER                       INVESTMENT STYLE             NET ASSETS
--------------------------------------------------------------------------------
AMERICAN CENTURY                         International                   16.9%
GLOBAL INVESTMENT                        Small Company
MANAGEMENT, INC.
--------------------------------------------------------------------------------
ARTISAN PARTNERS                         International                   10.9%
LIMITED PARTNERSHIP                      Growth
--------------------------------------------------------------------------------
HARRIS ASSOCIATES L.P.                   International                   35.2%
                                         Value
--------------------------------------------------------------------------------
WILLIAM BLAIR &                          International                   31.0%
COMPANY, LLC                             Growth
--------------------------------------------------------------------------------

STATISTICS

NUMBER OF HOLDINGS                                                           441
--------------------------------------------------------------------------------
WEIGHTED AVERAGE MARKET CAP ($ x 1,000,000)                              $32,256
--------------------------------------------------------------------------------
PRICE/EARNINGS RATIO (P/E)                                                20.6
--------------------------------------------------------------------------------
PRICE/BOOK RATIO (P/B)                                                     3.2
--------------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE                                                    31%
--------------------------------------------------------------------------------
MINIMUM INITIAL INVESTMENT 2
Investor Shares                                                           $2,500
  ($1,000 for retirement, education and custodial accounts)
Select Shares                                                            $50,000
--------------------------------------------------------------------------------

SECTOR AND COUNTRY WEIGHTINGS % of Investments

These charts show the Fund's sector and country composition as of the report date. A sector is a portion of the overall stock market that is made up of industries whose business components share similar characteristics.

SECTOR

[PIE CHART]

20.9%  CONSUMER DISCRETIONARY

20.6%  FINANCIALS

12.9%  INDUSTRIALS

 8.2%  CONSUMER STAPLES

 7.8%  INFORMATION TECHNOLOGY

 7.2%  HEALTH CARE

 4.6%  TELECOMMUNICATION
       SERVICES

 4.2%  MATERIALS

 4.2%  ENERGY

 1.0%  UTILITIES

 8.4%  OTHER

COUNTRY

[PIE CHART]

16.7%  UNITED KINGDOM

15.6%  JAPAN

 9.8%  GERMANY

 9.2%  SWITZERLAND

 8.0%  FRANCE

 3.5%  REPUBLIC OF KOREA

 3.2%  NETHERLANDS

 2.5%  ITALY

23.8%  OTHER COUNTRIES

 7.7%  CASH & CASH EQUIVALENTS

  Portfolio holdings may have changed since the report date. Source of Sector
  Classification: S&P and MSCI.

1 This list is not a recommendation of any security by the investment adviser.

2 Please see prospectus for further detail and eligibility requirements.


                                                   Laudus MarketMasters Funds 13

FUND EXPENSES (unaudited)

EXAMPLES FOR A $1,000 INVESTMENT

As a Fund shareholder, you incur two types of costs: transaction costs, such as redemption fees; and, ongoing costs, such as management fees, transfer agent and shareholder services fees, and other fund expenses.

The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in a fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six-months beginning November 1, 2005 and held through April 30, 2006.

ACTUAL RETURN lines in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value / $1,000 = 8.6), then multiply the result by the number given for your fund or share class under the heading entitled "Expenses Paid During Period."

HYPOTHETICAL RETURN lines in the table below provide information about hypothetical account values and hypothetical expenses based on a fund's or share class' actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs, such as redemption fees. If these transactional costs were included, your costs would have been higher.

                                                                                            ENDING
                                                                   BEGINNING             ACCOUNT VALUE                EXPENSES
                                           EXPENSE RATIO 1       ACCOUNT VALUE         (Net of Expenses)        PAID DURING PERIOD 2
                                            (Annualized)           at 11/1/05             at 4/30/06              11/1/05-4/30/06
------------------------------------------------------------------------------------------------------------------------------------
LAUDUS U.S. MARKETMASTERS FUND(TM)

Investor Shares
  Actual Return                                 1.25%                $1,000                $1,107.10                   $6.53
  Hypothetical 5% Return                        1.25%                $1,000                $1,018.60                   $6.26

Select Shares(R)
  Actual Return                                 1.07%                $1,000                $1,107.30                   $5.59
  Hypothetical 5% Return                        1.07%                $1,000                $1,019.49                   $5.36
------------------------------------------------------------------------------------------------------------------------------------
LAUDUS SMALL-CAP
MARKETMASTERS FUND(TM)

Investor Shares
  Actual Return                                 1.55%                $1,000                $1,189.90                   $8.42
  Hypothetical 5% Return                        1.55%                $1,000                $1,017.11                   $7.75

Select Shares
  Actual Return                                 1.37%                $1,000                $1,191.80                   $7.45
  Hypothetical 5% Return                        1.37%                $1,000                $1,018.00                   $6.85
------------------------------------------------------------------------------------------------------------------------------------
LAUDUS INTERNATIONAL
MARKETMASTERS FUND(TM)

Investor Shares
  Actual Return                                 1.60%                $1,000                $1,246.60                   $8.91
  Hypothetical 5% Return                        1.60%                $1,000                $1,016.26                   $8.00

Select Shares
  Actual Return                                 1.47%                $1,000                $1,247.00                   $8.19
  Hypothetical 5% Return                        1.47%                $1,000                $1,017.50                   $7.35

1 Based on the most recent six-month expense ratio; may differ from the expense ratio provided in Financial Highlights.

2 Expenses for the share class are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by 181 days of the period, and divided by 365 days of the fiscal year.


14 Laudus MarketMasters Funds

LAUDUS U.S. MARKETMASTERS FUND(TM)

FINANCIAL STATEMENTS

FINANCIAL HIGHLIGHTS

                                                         11/1/05-     11/1/04-      11/1/03-      11/1/02-     11/1/01-     11/1/00-
INVESTOR SHARES                                          4/30/06*     10/31/05      10/31/04      10/31/03     10/31/02     10/31/01
------------------------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period                     11.26        10.30          9.94         7.48         9.20        13.89
                                                         ---------------------------------------------------------------------------
Income or loss from investment operations:
  Net investment income or loss                             0.01         0.02         (0.03)       (0.01)        0.06         0.38
  Net realized and unrealized gains or losses               1.20         0.94          0.39         2.47        (1.68)       (3.21)
                                                         ---------------------------------------------------------------------------
  Total income or loss from investment operations           1.21         0.96          0.36         2.46        (1.62)       (2.83)
Less distributions:
  Dividends from net investment income                     (0.02)          --            --           --        (0.10)       (0.46)
  Distributions from net realized gains                       --           --            --           --           --        (1.40)
                                                         ---------------------------------------------------------------------------
  Total distributions                                      (0.02)          --            --           --        (0.10)       (1.86)
                                                         ---------------------------------------------------------------------------
Net asset value at end of period                           12.45        11.26         10.30         9.94         7.48         9.20
                                                         ---------------------------------------------------------------------------
Total return (%)                                           10.71 3       9.32          3.62        32.89       (17.92)      (22.81)

RATIOS/SUPPLEMENTAL DATA (%)
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:
  Net operating expenses                                    1.25 4       1.25          1.25         1.25         0.83 1,2     0.50 2
  Gross operating expenses                                  1.38 4       1.38          1.39         1.42         1.16 2       0.89 2
  Net investment income or loss                             0.12 4       0.14         (0.25)       (0.12)        0.50         3.27
Portfolio turnover rate                                       35 3         83            72           97          390          145
Net assets, end of period ($ x 1,000,000)                    147          150           180          169          129          176

* Unaudited.

1 The ratio of net operating expenses would have been 0.74% if certain non-routine expenses (proxy fees) had not been included.

2 Prior to the fund's change in structure on June 3, 2002, the expenses incurred by underlying funds in which the fund invested were not included in this ratio.

3 Not annualized.

4 Annualized.


                                                         See financial notes. 15

LAUDUS U.S. MARKETMASTERS FUND

                                                         11/1/05-     11/1/04-      6/4/04 1-
SELECT SHARES                                            4/30/06*     10/31/05      10/31/04-
------------------------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period                     11.30        10.32         10.42
                                                         ---------------------------------------------------------------------------
Income or loss from investment operations:
  Net investment income or loss                             0.01         0.02         (0.00) 2
  Net realized and unrealized gains or losses               1.20         0.96         (0.10)
                                                         ---------------------------------------------------------------------------
  Total income or loss from investment operations           1.21         0.98         (0.10)
Less distributions:
Dividends from net investment income                       (0.04)          --            --
                                                         ---------------------------------------------------------------------------
Net asset value at end of period                           12.47        11.30         10.32
                                                         ---------------------------------------------------------------------------
Total return (%)                                           10.73 3       9.50         (0.96) 3

RATIOS/SUPPLEMENTAL DATA (%)
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:
  Net operating expenses                                    1.07 4       1.07          1.07 4
  Gross operating expenses                                  1.33 4       1.33          1.37 4
  Net investment income or loss                             0.29 4       0.25         (0.08) 4
Portfolio turnover rate                                       35 3         83            72 3
Net assets, end of period ($ x 1,000,000)                      3            2             1

* Unaudited.

1 Commencement of operations.

2 Per share amount was less than $0.01.

3 Not annualized.

4 Annualized.


16 See financial notes.

LAUDUS U.S. MARKETMASTERS FUND

PORTFOLIO HOLDINGS as of April 30, 2006, unaudited

This section shows all the securities in the fund's portfolio and their value as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at http://www.sec.gov and may be viewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund's most recent Form N-Q is also available by visiting Schwab's website at www.schwab.com/schwabfunds.

                                                          COST          VALUE
HOLDINGS BY CATEGORY                                   ($ x 1,000)   ($ x 1,000)
--------------------------------------------------------------------------------
 90.5%  COMMON STOCK                                      114,852        136,535

  6.0%  FOREIGN COMMON
        STOCK                                               7,161          9,039

  0.1%  U.S. TREASURY
        OBLIGATION                                             99             99

  3.3%  OTHER INVESTMENT
        COMPANIES                                           4,911          4,911
--------------------------------------------------------------------------------
 99.9%  TOTAL INVESTMENTS                                 127,023        150,584

  0.1%  OTHER ASSETS AND
        LIABILITIES                                                          159
--------------------------------------------------------------------------------
100.0%  TOTAL NET ASSETS                                                 150,743

                                                       NUMBER OF        VALUE
SECURITY                                                 SHARES      ($ x 1,000)
COMMON STOCK 90.5% OF NET ASSETS

BANKS 4.1%
--------------------------------------------------------------------------------
Commerce Bancorp, Inc. (a)                                33,760           1,362
Freddie Mac                                               14,626             893
Marshall & Ilsley Corp.                                   12,400             567
People's Bank                                              9,505             311
Sovereign Bancorp, Inc. (a)                               51,400           1,140
SVB Financial Group *                                      2,000             102
Washington Mutual, Inc. (a)                               33,700           1,518
Zions Bancorp                                              4,000             332
                                                                     -----------
                                                                           6,225
CAPITAL GOODS 4.7%
--------------------------------------------------------------------------------
Alliant Techsystems, Inc. *                                7,800             624
Dover Corp.                                               15,500             771
EMCOR Group, Inc. *                                        1,990             100
General Electric Co.                                      33,600           1,162
PACCAR, Inc.                                               9,200             662
Pentair, Inc.                                             15,600             597
SPX Corp.                                                  9,590             525
Tyco International Ltd. (a)                               76,600           2,018
W.W. Grainger, Inc.                                        8,040             619
                                                                     -----------
                                                                           7,078
CONSUMER DURABLES & APPAREL 1.1%
--------------------------------------------------------------------------------
Jones Apparel Group, Inc.                                 19,565             672
Leggett & Platt, Inc.                                     19,350             513
The Stanley Works                                          9,940             520
                                                                     -----------
                                                                           1,705
CONSUMER SERVICES 4.8%
--------------------------------------------------------------------------------
Carnival Corp.                                            16,000             749
H&R Block, Inc.                                           21,500             491
Las Vegas Sands Corp. *                                   25,200           1,633
McDonald's Corp. (a)                                      35,400           1,224
Regis Corp.                                               13,700             480
Starwood Hotels & Resorts
  Worldwide, Inc.                                          8,200             471
Wynn Resorts, Ltd. *                                      11,500             875
YUM! Brands, Inc. (a)                                     26,600           1,375
                                                                     -----------
                                                                           7,298
DIVERSIFIED FINANCIALS 7.8%
--------------------------------------------------------------------------------
American Express Co. (a)                                  22,700           1,222
Capital One Financial Corp. (a)                           16,400           1,421
Chicago Mercantile Exchange
  Holdings, Inc.                                           1,998             915
Citigroup, Inc.                                           26,400           1,319
JPMorgan Chase & Co.                                      26,600           1,207
Morgan Stanley (a)                                        19,500           1,254
Nuveen Investments, Inc.,
  Class A                                                 19,800             953


                                                         See financial notes. 17

LAUDUS U.S. MARKETMASTERS FUND

PORTFOLIO HOLDINGS continued

                                                       NUMBER OF        VALUE
SECURITY                                                 SHARES      ($ x 1,000)
The Bank of New York Co., Inc.                            35,400           1,244
The Goldman Sachs Group, Inc. (a)                         13,360           2,141
                                                                     -----------
                                                                          11,676
ENERGY 4.8%
--------------------------------------------------------------------------------
ChevronTexaco Corp.                                       26,475           1,616
ConocoPhillips                                            19,000           1,271
Cooper Cameron Corp. *                                     7,100             357
Exxon Mobil Corp.                                         24,900           1,571
Murphy Oil Corp.                                          10,300             517
National-Oilwell Varco, Inc. (a)*                         14,200             979
Valero Energy Corp.                                        8,145             527
Weatherford International, Ltd. *                          5,900             312
                                                                     -----------
                                                                           7,150
FOOD & STAPLES RETAILING 0.6%
--------------------------------------------------------------------------------
CVS Corp.                                                 29,300             871

FOOD, BEVERAGE & TOBACCO 1.3%
--------------------------------------------------------------------------------
Molson Coors Brewing Co., Class B                          7,040             520
The Hershey Co.                                            8,000             426
The Pepsi Bottling Group, Inc. (a)                        32,800           1,053
                                                                     -----------
                                                                           1,999
HEALTH CARE EQUIPMENT & SERVICES 10.1%
--------------------------------------------------------------------------------
Bausch & Lomb, Inc.                                        9,800             480
Baxter International, Inc.                                26,600           1,003
Beckman Coulter, Inc.                                      7,200             370
Boston Scientific Corp. (a)*                              47,503           1,104
Caremark Rx, Inc. (a)                                     46,650           2,125
CIGNA Corp. (a)                                           12,300           1,316
Cytyc Corp. *                                             29,599             765
Eclipsys Corp. *                                          40,800             898
Edwards Lifesciences Corp. *                               9,500             422
Health Management Associates,
  Inc., Class A                                           34,600             717
HEALTHSOUTH Corp. *                                       61,800             283
Hillenbrand Industries, Inc.                               9,600             493
Hospira, Inc. *                                            9,040             348
Humana, Inc. *                                            18,900             854
St. Jude Medical, Inc. *                                  21,900             865
Tenet Healthcare Corp. *                                  78,100             650
Triad Hospitals, Inc. *                                    9,100             375
WellPoint, Inc. *                                         14,800           1,051
Zimmer Holdings, Inc. *                                   17,560           1,104
                                                                     -----------
                                                                          15,223
HOUSEHOLD & PERSONAL PRODUCTS 0.7%
--------------------------------------------------------------------------------
Procter & Gamble Co. (a)                                  18,400           1,071

INSURANCE 3.0%
--------------------------------------------------------------------------------
Arthur J. Gallagher & Co.                                 18,650             512
Assurant, Inc.                                            12,910             622
MBIA, Inc.                                                21,099           1,258
Old Republic International Corp.                          24,275             540
The Chubb Corp.                                           18,200             938
Willis Group Holdings Ltd.                                16,300             573
                                                                     -----------
                                                                           4,443
MATERIALS 3.2%
--------------------------------------------------------------------------------
Air Products & Chemicals, Inc.                            15,800           1,083
Cytec Industries, Inc.                                     8,130             492
International Flavors & Fragrances,
  Inc.                                                    14,500             512
Monsanto Co. (a)                                          15,900           1,326
Southern Copper Corp.                                     14,300           1,416
                                                                     -----------
                                                                           4,829
MEDIA 6.4%
--------------------------------------------------------------------------------
Cablevision Systems Corp.,
  Class A *                                               25,700             521
Comcast Corp. (a)*                                        75,050           2,314
Dow Jones & Co., Inc.                                     11,020             407
Entercom Communications Corp.                              5,250             139
Interpublic Group of Cos., Inc. *                          2,364              23
Liberty Global, Inc., Class A *                            7,100             147
Liberty Global, Inc., Class C *                            7,100             142
Liberty Media Corp., Class A (a)*                        154,200           1,287
Sirius Satellite Radio, Inc. *                            34,840             163
The DIRECTV Group, Inc. *                                 62,111           1,061
The Walt Disney Co. (a)                                   41,300           1,155
Time Warner, Inc. (a)                                     75,300           1,310
Westwood One, Inc.                                        18,200             176
XM Satellite Radio Holdings, Inc.,
  Class A *                                               42,755             864
                                                                     -----------
                                                                           9,709


18 See financial notes.

LAUDUS U.S. MARKETMASTERS FUND

                                                       NUMBER OF        VALUE
SECURITY                                                 SHARES      ($ x 1,000)
PHARMACEUTICALS & BIOTECHNOLOGY 4.7%
--------------------------------------------------------------------------------
Amgen, Inc. *                                             11,000             745
Charles River Laboratories, Inc. *                         7,010             331
Fisher Scientific International, Inc. *                   18,200           1,284
Johnson & Johnson                                         17,745           1,040
Par Pharmaceutical Cos, Inc. *                             6,610             170
Pfizer, Inc.                                              67,200           1,702
Thermo Electron Corp. *                                   18,700             721
Valeant Pharmaceuticals
  International                                           24,250             434
Varian, Inc. *                                            16,680             722
                                                                     -----------
                                                                           7,149
REAL ESTATE 0.0%
--------------------------------------------------------------------------------
Host Hotels & Resorts, Inc.                                  489              10

RETAILING 5.6%
--------------------------------------------------------------------------------
Best Buy Co., Inc. (a)                                    17,500             991
Family Dollar Stores, Inc.                                10,900             272
Federated Department Stores, Inc.                          9,148             712
Foot Locker, Inc.                                         41,600             964
J.C. Penney Co., Inc.                                     11,300             740
OfficeMax, Inc.                                           17,380             673
Target Corp.                                              25,250           1,341
The Gap, Inc.                                             37,200             673
The TJX Cos., Inc.                                        37,700             910
Tiffany & Co. (a)                                         34,600           1,207
                                                                     -----------
                                                                           8,483
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 9.5%
--------------------------------------------------------------------------------
Analog Devices, Inc.                                      19,400             736
Applied Materials, Inc. (a)                               57,800           1,037
Broadcom Corp., Class A *                                 26,250           1,079
Cypress Semiconductor Corp. (a)*                          25,800             443
Freescale Semiconductor, Inc.,
  Class B *                                               19,800             627
Intel Corp.                                               95,400           1,906
International Rectifier Corp. *                            8,500             384
Lam Research Corp. *                                       7,100             347
LSI Logic Corp. (a)*                                      53,100             566
MEMC Electronic Materials,
  Inc. (a)*                                               36,000           1,462
Microchip Technology, Inc. (a)                            25,700             958
Micron Technology, Inc. (a)*                              42,500             721
National Semiconductor Corp. (a)                          61,725           1,851
Novellus Systems, Inc. *                                  29,450             727
Teradyne, Inc. *                                          53,050             894
Xilinx, Inc.                                              23,000             636
                                                                     -----------
                                                                          14,374
SOFTWARE & SERVICES 5.8%
--------------------------------------------------------------------------------
Activision, Inc. *                                         8,945             127
Adobe Systems, Inc. (a)*                                  27,000           1,058
BearingPoint, Inc. *                                     135,920           1,261
Electronic Arts, Inc. (a)*                                14,200             807
Google, Inc., Class A (a)*                                 5,711           2,387
Microsoft Corp.                                           67,200           1,623
Oracle Corp. *                                           103,200           1,506
                                                                     -----------
                                                                           8,769
TECHNOLOGY HARDWARE & EQUIPMENT 7.6%
--------------------------------------------------------------------------------
Andrew Corp. *                                            38,110             403
Anixter International, Inc. *                              7,900             402
Apple Computer, Inc. *                                    11,300             795
Corning, Inc. (a)*                                        42,400           1,172
Dell, Inc. *                                              65,400           1,713
Diebold, Inc.                                             13,080             557
EMC Corp. *                                               63,600             859
Hewlett-Packard Co.                                       33,700           1,094
Juniper Networks, Inc. *                                  24,600             455
Motorola, Inc.                                            34,200             730
Qualcomm, Inc. (a)                                        25,200           1,294
Sun Microsystems, Inc. *                                  92,900             464
Tektronix, Inc.                                           17,120             605
Vishay Intertechnology, Inc. *                            58,000             906
                                                                     -----------
                                                                          11,449
TELECOMMUNICATION SERVICES 3.5%
--------------------------------------------------------------------------------
American Tower Corp., Class A *                           49,200           1,679
Leap Wireless International, Inc. *                       13,560             623
Level 3 Communications, Inc. *                           193,300           1,044
NII Holdings, Inc. *                                      32,400           1,941
                                                                     -----------
                                                                           5,287
TRANSPORTATION 0.6%
--------------------------------------------------------------------------------
United Parcel Service, Inc.,
  Class B                                                 10,900             884


                                                         See financial notes. 19

LAUDUS U.S. MARKETMASTERS FUND

PORTFOLIO HOLDINGS continued

                                                       NUMBER OF        VALUE
SECURITY                                                 SHARES      ($ x 1,000)
UTILITIES 0.6%
--------------------------------------------------------------------------------
TXU Corp.                                                 17,200             853

FOREIGN COMMON STOCK 6.0% OF NET ASSETS

CANADA 0.8%
--------------------------------------------------------------------------------

ENERGY 0.7%
--------------------------------------------------------------------------------
Canadian Natural Resources Ltd.                           16,800           1,010

TECHNOLOGY HARDWARE & EQUIPMENT 0.1%
--------------------------------------------------------------------------------
Celestica, Inc. *                                         11,283             127
                                                                     -----------
                                                                           1,137
FRANCE 0.7%
--------------------------------------------------------------------------------

PHARMACEUTICALS & BIOTECHNOLOGY 0.7%
--------------------------------------------------------------------------------
Sanofi-Aventis                                            11,300           1,066

ISRAEL 0.6%
--------------------------------------------------------------------------------

PHARMACEUTICALS & BIOTECHNOLOGY 0.6%
--------------------------------------------------------------------------------
Teva Pharmaceutical Industries
  Ltd. (b)                                                22,900             927

JAPAN 0.7%
--------------------------------------------------------------------------------

AUTOMOBILES & COMPONENTS 0.7%
--------------------------------------------------------------------------------
Honda Motor Co., Ltd. (a)(b)                              30,200           1,070

NETHERLANDS 0.8%
--------------------------------------------------------------------------------

ENERGY 0.8%
--------------------------------------------------------------------------------
Schlumberger Ltd.                                         18,400           1,272

SWITZERLAND 0.6%
--------------------------------------------------------------------------------

PHARMACEUTICALS & BIOTECHNOLOGY 0.6%
--------------------------------------------------------------------------------
Novartis AG (b)                                           15,200             874

TAIWAN 0.3%
--------------------------------------------------------------------------------

TELECOMMUNICATION SERVICES 0.3%
--------------------------------------------------------------------------------
Chunghwa Telecom Co., Ltd. (b)                            19,400             400

UNITED KINGDOM 1.5%
--------------------------------------------------------------------------------

BANKS 0.8%
--------------------------------------------------------------------------------
Lloyds TSB Group plc                                     132,800           1,292

PHARMACEUTICALS & BIOTECHNOLOGY 0.7%
--------------------------------------------------------------------------------
GlaxoSmithKline plc (a)(b)                                17,600           1,001
                                                                     -----------
                                                                           2,293

SECURITY                                              FACE AMOUNT
   RATE, MATURITY DATE                                ($ x 1,000)
U.S. TREASURY OBLIGATION 0.1% OF NET ASSETS

U.S. Treasury Bills
   4.50%, 06/15/06                                            100             99

OTHER INVESTMENT COMPANIES 3.3% OF NET
ASSETS

State Street Navigator Security
   Lending Prime
   Portfolio                                               1,954           1,954
State Street Institutional Liquid
   Reserves                                                2,957           2,957
                                                                     -----------
                                                                           4,911

END OF INVESTMENTS.

At April 30, 2006 the tax basis cost of the fund's investments was $128,142, and the unrealized appreciation and depreciation were $25,502 and ($3,060), respectively, with a net unrealized appreciation of $22,442.

*   Non-income producing security.
(a) All or a portion of this security is held as collateral for open futures contracts.
(b) American Depository Receipt.

In addition to the above, the fund held the following at April 30, 2006. All numbers are x 1,000 except number of futures contracts.

                                          NUMBER OF     CONTRACT     UNREALIZED
                                          CONTRACTS       VALUE        GAINS
FUTURES CONTRACT

Russell 2000 Index,
Long expires 06/15/06
expires 06/15/06                              4            1,538             53


20 See financial notes.

LAUDUS U.S. MARKETMASTERS FUND

Statement of
ASSETS AND LIABILITIES

As of April 30, 2006; unaudited. All numbers x 1,000 except NAV.

ASSETS
--------------------------------------------------------------------------------
Investments, at value (cost $127,023)                                  $150,584
Cash                                                                        364
Foreign currency, at value (cost $1)                                          1
Receivables:
   Fund shares sold                                                          10
   Dividends                                                                149
   Interest                                                                   7
   Due from brokers for futures                                              12
   Investments sold                                                       1,282
Prepaid expenses                                                     +       22
                                                                     -----------
TOTAL ASSETS                                                            152,431

LIABILITIES
--------------------------------------------------------------------------------
Payables:
   Fund shares redeemed                                                     224
   Investments bought                                                     1,356
   Investment adviser and administrator fees                                 10
   Transfer agent and shareholder services fees                               3
   Trustee fees                                                               2
Accrued expenses                                                     +       93
                                                                     -----------
TOTAL LIABILITIES                                                         1,688

NET ASSETS
--------------------------------------------------------------------------------
TOTAL ASSETS                                                            152,431
TOTAL LIABILITIES                                                    -    1,688
                                                                     -----------
NET ASSETS                                                             $150,743

NET ASSETS BY SOURCE
Capital received from investors                                         152,693
Net investment income not yet distributed                                    88
Net realized capital losses                                             (25,655)
Net unrealized capital gains                                             23,617

NET ASSET VALUE (NAV) BY SHARE CLASS

                                     SHARES
SHARE CLASS      NET ASSETS  /  OUTSTANDING  =     NAV
Investor Shares    $147,482          11,848     $12.45
Select Shares        $3,261             261     $12.47*

* Due to rounding, net assets divided by shares outstanding does not equal the net asset value per share.


                                                         See financial notes. 21

LAUDUS U.S. MARKETMASTERS FUND

Statement of
OPERATIONS

For November 1, 2005 through April 30, 2006; unaudited. All numbers x 1,000.

INVESTMENT INCOME
--------------------------------------------------------------------------------
Dividends                                                                  $995
Interest                                                              +      44
                                                                      ----------
TOTAL INVESTMENT INCOME                                                   1,039

NET REALIZED GAINS AND LOSSES
--------------------------------------------------------------------------------
Net realized gains on investments                                         7,450
Net realized losses on futures contracts                              +      (6)
                                                                      ----------
NET REALIZED GAINS                                                        7,444

NET UNREALIZED GAINS AND LOSSES
--------------------------------------------------------------------------------
Net unrealized gains on investments                                       8,065
Net unrealized gains on foreign currency transactions                         3
Net unrealized gains on futures contracts                             +      53
                                                                      ----------
NET UNREALIZED GAINS                                                      8,121

EXPENSES
--------------------------------------------------------------------------------
Investment adviser and administrator fees                                   706
Transfer agent and shareholder service fees:
   Investor shares                                                          224
   Select shares                                                              3
Trustees' fees                                                                3
Custodian fees                                                                2
Portfolio accounting fees                                                    29
Professional fees                                                            26
Registration fees                                                            30
Shareholder reports                                                          28
Other expenses                                                        +       3
                                                                      ----------
Total expenses                                                            1,054
Expense reduction                                                     -     103
                                                                      ----------
NET EXPENSES                                                                951

INCREASE IN NET ASSETS FROM OPERATIONS
--------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                                   1,039
NET EXPENSES                                                          -     951
                                                                      ----------
NET INVESTMENT INCOME                                                        88
NET REALIZED GAINS                                                        7,444
NET UNREALIZED GAINS                                                  +   8,121
                                                                      ----------
INCREASE IN NET ASSETS FROM OPERATIONS                                  $15,653


22 See financial notes.

LAUDUS U.S. MARKETMASTERS FUND

Statements of
CHANGES IN NET ASSETS

For the current and prior report periods. All numbers x 1,000.
Figures for the current period are unaudited.

OPERATIONS
--------------------------------------------------------------------------------
                                            11/1/05-4/30/06    11/1/04-10/31/05
Net investment income                                   $88                $229
Net realized gains                                    7,444              20,508
Net unrealized gains or losses
                                            +         8,121              (4,726)
                                            ------------------------------------
INCREASE IN NET ASSETS FROM OPERATIONS               15,653              16,011

DISTRIBUTIONS PAID
--------------------------------------------------------------------------------
DIVIDENDS FROM NET INVESTMENT INCOME
Investor Shares                                         196                  --
Select Shares
                                            +            10                  --
                                            ------------------------------------
TOTAL DIVIDENDS FROM NET INVESTMENT INCOME             $206                 $--

TRANSACTIONS IN FUND SHARES
--------------------------------------------------------------------------------
                                      11/1/05-4/30/06         11/1/04-10/31/05
                                    SHARES         VALUE     SHARES       VALUE
SHARES SOLD
Investor Shares                         143       $1,710        470      $5,144
Select Shares                     +     109        1,320        220       2,449
                                  ----------------------------------------------
TOTAL SHARES SOLD                       252       $3,030        690      $7,593
SHARES REINVESTED
Investor Shares                          16         $188         --         $--
Select Shares                     +       1            9         --          --
                                  ----------------------------------------------
TOTAL SHARES REINVESTED                  17         $197         --         $--
SHARES REDEEMED
Investor Shares                      (1,664)    ($19,963)    (4,578)   ($50,431)
Select Shares                     +     (67)        (810)      (119)     (1,340)
                                  ----------------------------------------------
TOTAL SHARES REDEEMED                (1,731)    ($20,773)    (4,697)   ($51,771)

NET TRANSACTIONS IN FUND SHARES      (1,462)    ($17,546)    (4,007)   ($44,178)

SHARES OUTSTANDING AND NET ASSETS
--------------------------------------------------------------------------------
                                     11/1/05-4/30/06          11/1/04-10/31/05
                                     SHARES   NET ASSETS     SHARES  NET ASSETS
Beginning of period                  13,571     $152,842     17,578    $181,009
Total increase or decrease        +  (1,462)      (2,099)    (4,007)    (28,167)
                                  ----------------------------------------------
END OF PERIOD                        12,109     $150,743     13,571    $152,842
                                  ----------------------------------------------
NET INVESTMENT INCOME NOT
   YET DISTRIBUTED                                   $88                   $206


                                                         See financial notes. 23

LAUDUS SMALL-CAP MARKETMASTERS FUND(TM)

FINANCIAL STATEMENTS

FINANCIAL HIGHLIGHTS

                                                         11/1/05-     11/1/04-      11/1/03-     11/1/02-     11/1/01-      11/1/00-
INVESTOR SHARES                                          4/30/06*     10/31/05      10/31/04     10/31/03     10/31/02      10/31/01
------------------------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period                     13.38        12.18        11.08          7.18         8.73        12.27
                                                         ---------------------------------------------------------------------------
Income or loss from investment operations:
  Net investment income or loss                            (0.07)       (0.14)       (0.14)        (0.09)        0.04         0.41
  Net realized and unrealized gains or losses               2.47         1.34         1.24          3.99        (1.54)       (2.68)
                                                         ---------------------------------------------------------------------------
  Total income or loss from investment operations           2.40         1.20         1.10          3.90        (1.50)       (2.27)
Less distributions:
  Dividends from net investment income                        --           --           --         (0.00) 1     (0.03)       (0.55)
  Distributions from net realized gains                    (1.13)          --           --            --        (0.02)       (0.72)
                                                         ---------------------------------------------------------------------------
  Total distributions                                      (1.13)          --           --            --        (0.05)       (1.27)
                                                         ---------------------------------------------------------------------------
Net asset value at end of period                           14.65        13.38        12.18         11.08         7.18         8.73
                                                         ---------------------------------------------------------------------------
Total return (%)                                           18.99 4       9.85         9.93         54.32       (17.34)      (19.99)

RATIOS/SUPPLEMENTAL DATA (%)
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:
  Net operating expenses                                    1.55 5       1.55         1.55          1.55         0.93 2,3     0.50 2
  Gross operating expenses                                  1.65 5       1.69         1.77          1.80         1.31 2       0.91 2
  Net investment income or loss                            (1.00) 5     (0.95)       (1.08)        (0.98)        0.06         4.17
Portfolio turnover rate                                       50 4         94          140            94          324          172
Net assets, end of period ($ x 1,000,000)                    115          108          129           115           81          111

* Unaudited.

1 Per-share amount was less than $0.01.

2 Prior to the fund's change in structure on June 3, 2002, the expenses incurred by underlying funds in which the fund invested were not included in this ratio.

3 The ratio of net operating expenses would have been 0.84% if certain non-routine expenses (proxy fees) had not been included.

4 Not annualized.

5 Annualized.


24 See financial notes.

LAUDUS SMALL-CAP MARKETMASTERS FUND

                                                         11/1/05-     11/1/04-      6/9/04 1-
SELECT SHARES                                            4/30/06*     10/31/05      10/31/04
------------------------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period                     13.41        12.19         12.11
                                                         ---------------------------------------------------------------------------
Income or loss from investment operations:
   Net investment loss                                     (0.04)       (0.11)        (0.03)
   Net realized and unrealized gains                        2.47         1.33          0.11
                                                         ---------------------------------------------------------------------------
   Total income from investment operations                  2.43         1.22          0.08
Less distributions:
   Distributions from net realized gains                   (1.13)          --            --
                                                         ---------------------------------------------------------------------------
Net asset value at end of period                           14.71        13.41         12.19
                                                         ---------------------------------------------------------------------------
Total return (%)                                           19.18 2      10.01          0.66 2

RATIOS/SUPPLEMENTAL DATA (%)
------------------------------------------------------------------------------------------------------------------------------------
Ratio to average net assets:
   Net operating expenses                                   1.37 3       1.37          1.37 3
   Gross operating expenses                                 1.61 3       1.63 3        1.79 3
   Net investment loss                                     (0.86) 3     (0.76)        (0.91) 3
Portfolio turnover rate                                       50 2         94           140 2
Net assets, end of period ($ x 1,000,000)                      1            1          0.32

* Unaudited.

1 Commencement of operations.

2 Not annualized.

3 Annualized.


                                                         See financial notes. 25

LAUDUS SMALL-CAP MARKETMASTERS FUND

PORTFOLIO HOLDINGS as of April 30, 2006 unaudited

This section shows all the securities in the fund's portfolio and their value as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at http://www.sec.gov and may be viewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund's most recent Form N-Q is also available by visiting Schwab's website at www.schwab.com/schwabfunds.

                                                          COST           VALUE
HOLDINGS BY CATEGORY                                   ($ x 1,000)   ($ x 1,000)
--------------------------------------------------------------------------------
 94.0%  COMMON STOCK                                        83,571       109,229

  0.6%  FOREIGN COMMON STOCK                                   617           759

  0.1%  U.S. TREASURY
        OBLIGATION                                              75            75

  4.7%  OTHER INVESTMENT
        COMPANIES                                            5,406         5,406
--------------------------------------------------------------------------------
 99.4%  TOTAL INVESTMENTS                                   89,669       115,469

  0.6%  OTHER ASSETS AND
        LIABILITIES                                                          668
--------------------------------------------------------------------------------
100.0%  NET ASSETS                                                       116,137

                                                       NUMBER OF        VALUE
SECURITY                                                 SHARES      ($ x 1,000)
COMMON STOCK 94.0% OF NET ASSETS

BANKS 0.9%
--------------------------------------------------------------------------------
Commerce Bancorp, Inc.                                     5,720             231
Marshall & Ilsley Corp.                                    7,400             338
People's Bank                                              6,505             213
SVB Financial Group *                                      1,330              68
Zions Bancorp                                              2,700             224
                                                                     -----------
                                                                           1,074
CAPITAL GOODS 15.2%
--------------------------------------------------------------------------------
Alliant Techsystems, Inc. *                                5,000             400
American Railcar Industries, Inc.                         12,575             449
American Science & Engineering,
   Inc. *                                                  8,175             701
Applied Signal Technology, Inc.                            7,900             142
Astec Industries, Inc. *                                  11,775             463
Baldor Electric Co. (a)                                   37,730           1,253
BE Aerospace, Inc. *                                      42,500           1,106
Builders FirstSource, Inc. *                              15,250             329
Columbus McKinnon Corp. *                                 10,575             283
Dover Corp. (a)                                            8,300             413
EMCOR Group, Inc. *                                        1,290              64
General Cable Corp. (a)*                                  47,890           1,512
Granite Construction, Inc.                                16,375             759
H&E Equipment Services, Inc. *                             8,375             292
Infrasource Services, Inc. *                              29,200             552
Pall Corp.                                                 7,800             235
Pentair, Inc.                                             10,000             383
Perini Corp. *                                            19,650             590
Quanta Services, Inc. *                                   34,900             566
SPX Corp.                                                  6,560             359
Teleflex, Inc.                                             6,600             431
The Greenbrier Cos., Inc.                                 14,325             575
The Manitowoc Co., Inc.                                   19,020             943
The Shaw Group, Inc. *                                    48,950           1,498
Trex Co., Inc. (a)*                                       25,410             759
URS Corp. *                                               33,125           1,427
W.W. Grainger, Inc.                                        5,500             423
Washington Group International,
   Inc. *                                                 13,900             773
                                                                     -----------
                                                                          17,680
COMMERCIAL SERVICES & SUPPLIES 3.7%
--------------------------------------------------------------------------------
ABM Industries, Inc.                                      12,900             222
Bowne & Co., Inc.                                         20,300             319
Mobile Mini, Inc. *                                       11,950             394
Pike Electric Corp. *                                     23,975             458
Steelcase Inc., Class A (a)                               93,650           1,753
TeleTech Holdings, Inc. *                                 26,000             334
TRC Cos., Inc. *                                          20,180             260
Watson Wyatt & Co., Holdings                              17,190             567
                                                                     -----------
                                                                           4,307
CONSUMER DURABLES & APPAREL 4.3%
--------------------------------------------------------------------------------
Beazer Homes USA, Inc.                                    23,225           1,338
Carter's, Inc. *                                           7,400             499


26 See financial notes.

LAUDUS SMALL-CAP MARKETMASTERS FUND

PORTFOLIO HOLDINGS continued

                                                       NUMBER OF        VALUE
SECURITY                                                 SHARES      ($ x 1,000)
Jones Apparel Group, Inc.                                 12,785             439
La-Z-Boy, Inc.                                            41,500             636
Leggett & Platt, Inc.                                     12,350             328
The Ryland Group, Inc.                                    12,300             776
The Stanley Works                                          6,860             358
The Yankee Candle Co., Inc.                               21,210             639
                                                                     -----------
                                                                           5,013
CONSUMER SERVICES 3.9%
--------------------------------------------------------------------------------
Bob Evans Farms, Inc.                                     22,270             643
California Pizza Kitchen, Inc. *                          25,620             810
Chipotle Mexican Grill, Inc.
   Class A *                                               9,375             489
Cosi, Inc. *                                              44,250             416
DeVry, Inc. *                                             14,475             374
H&R Block, Inc.                                           14,000             320
Regis Corp.                                                9,300             326
Ruth's Chris Steak House, inc. *                          11,675             273
Six Flags, Inc. (a)*                                      60,640             558
Vail Resorts, Inc. *                                       9,130             343
                                                                     -----------
                                                                           4,552
DIVERSIFIED FINANCIALS 4.0%
--------------------------------------------------------------------------------
Chicago Mercantile Exchange
   Holdings, Inc.                                          1,450             664
Jefferies Group, Inc.                                     10,425             693
Knight Capital Group, Inc.,
   Class A (a)*                                           59,400             996
Lazard Ltd.                                               19,225             854
Raymond James Financial, Inc.                             16,315             495
The First Marblehead Corp.                                20,030             963
                                                                     -----------
                                                                           4,665
ENERGY 5.4%
--------------------------------------------------------------------------------
Bristow Group, Inc. *                                     10,575             379
Cooper Cameron Corp. *                                     4,800             241
Global Industries Ltd. (a)*                               30,250             480
Helmerich & Payne, Inc.                                   10,650             775
Murphy Oil Corp.                                           5,650             284
Oceaneering International, Inc. (a)*                      20,230           1,235
PetroQuest Energy, Inc. *                                  5,050              60
TETRA Technologies, Inc. *                                11,900             585
Tidewater, Inc. (a)                                       16,330             951
Weatherford International, Ltd. *                          2,600             138
Whiting Petroleum Corp. *                                 13,120             554
Willbros Group, Inc. *                                    28,365             627
                                                                     -----------
                                                                           6,309
FOOD & STAPLES RETAILING 1.2%
--------------------------------------------------------------------------------
Longs Drug Stores Corp.                                   15,375             729
Performance Food Group Co. *                              21,570             662
                                                                     -----------
                                                                           1,391
FOOD, BEVERAGE & TOBACCO 2.5%
--------------------------------------------------------------------------------
Delta & Pine Land Co.                                     11,855             351
Molson Coors Brewing Co., Class B                          4,820             356
SunOpta, Inc. *                                           72,700             741
The Hain Celestial Group, Inc. (a)*                       55,400           1,490
                                                                     -----------
                                                                           2,938
HEALTH CARE EQUIPMENT & SERVICES 6.6%
--------------------------------------------------------------------------------
Analogic Corp. (a)                                        12,550             792
AngioDynamics, Inc. *                                      4,125             128
Bausch & Lomb, Inc.                                        6,300             308
Beckman Coulter, Inc.                                      4,900             252
Cholestech Corp. *                                        18,675             239
Cross Country Healthcare, Inc. *                          13,900             252
Dendrite International, Inc. *                            22,090             274
Edwards Lifesciences Corp. *                               6,500             289
HEALTHSOUTH Corp. *                                       42,300             194
Hillenbrand Industries, Inc.                               6,600             339
Hologic, Inc. *                                           10,400             496
Hospira, Inc. *                                            5,820             224
Intuitive Surgical, Inc. *                                 4,100             521
Kyphon, Inc. *                                            17,550             729
Lifecell Corp. *                                          31,325             847
Neurometrix, Inc. *                                       13,700             517
Rita Medical Systems, Inc. (a)*                           59,250             244
Synovis Life Technologies, Inc. *                         10,975             109
Thoratec Corp. *                                          16,175             291
Triad Hospitals, Inc. *                                    5,800             239
Wright Medical Group, Inc. *                              14,800             347
                                                                     -----------
                                                                           7,631
HOUSEHOLD & PERSONAL PRODUCTS 0.6%
--------------------------------------------------------------------------------
NBTY, Inc. *                                              31,600             716


                                                         See financial notes. 27

LAUDUS SMALL-CAP MARKETMASTERS FUND

PORTFOLIO HOLDINGS continued

                                                       NUMBER OF        VALUE
SECURITY                                                 SHARES      ($ x 1,000)
INSURANCE 1.3%
--------------------------------------------------------------------------------
Arthur J. Gallagher & Co.                                 12,800             351
Assurant, Inc.                                             8,210             396
Old Republic International Corp.                          16,650             370
Willis Group Holdings Ltd.                                10,800             380
                                                                     -----------
                                                                           1,497
MATERIALS 2.1%
--------------------------------------------------------------------------------
Aleris International, Inc. *                              13,900             643
Bowater, Inc.                                             20,620             562
Cytec Industries, Inc. (a)                                 5,550             335
Headwaters, Inc. *                                        16,230             547
International Flavors & Fragrances,
   Inc.                                                    9,900             350
                                                                     -----------
                                                                           2,437
MEDIA 0.4%
--------------------------------------------------------------------------------
Dow Jones & Co., Inc.                                      7,540             279
Entercom Communications Corp.                              3,550              94
Interpublic Group of Cos., Inc. *                            225               2
Westwood One, Inc.                                        12,410             120
                                                                     -----------
                                                                             495
PHARMACEUTICALS & BIOTECHNOLOGY 3.8%
--------------------------------------------------------------------------------
Adams Respiratory Therapeutics,
   Inc. *                                                 19,950             856
Charles River Laboratories, Inc. *                         4,830             228
Connetics Corp. *                                         19,150             290
Momenta Pharmaceuticals, Inc. *                           13,900             235
Par Pharmaceutical Cos, Inc. *                             4,300             111
Perrigo Co.                                               37,640             601
Pharmaceutical Product
   Development, Inc. (PPD)                                10,740             385
Pharmion Corp. *                                          18,950             367
Thermo Electron Corp. *                                   12,900             497
Valeant Pharmaceuticals
   International                                          16,700             299
Varian, Inc. *                                            11,600             502
                                                                     -----------
                                                                           4,371
REAL ESTATE 1.7%
--------------------------------------------------------------------------------
FelCor Lodging Trust, Inc.                                26,070             564
Innkeepers USA Trust                                      25,660             411
Post Properties, Inc.                                      6,340             277
Trammell Crow Co. *                                        5,700             222
Washington Real Estate
   Investment Trust                                       14,640             546
                                                                     -----------
                                                                           2,020
RETAILING 8.3%
--------------------------------------------------------------------------------
1-800-FLOWERS.COM, Inc.,
   Class A *                                              41,800             302
Aeropostale, Inc. *                                       23,100             709
AnnTaylor Stores Corp. *                                  31,225           1,166
Charming Shoppes, Inc. *                                  73,100           1,005
Coldwater Creek, Inc. *                                   30,350             849
Cost Plus, Inc. *                                         30,950             545
Family Dollar Stores, Inc.                                 7,000             175
Federated Department Stores, Inc.                          5,772             449
Genesco, Inc. *                                           30,850           1,275
NetFlix, Inc. *                                           22,980             681
OfficeMax, Inc.                                           11,790             456
Sharper Image Corp. *                                     44,380             667
The Gap, Inc.                                             23,800             431
Tiffany & Co.                                              3,500             122
Wetseal, Inc., Class A *                                 125,700             723
Zumiez, Inc. *                                             1,050              34
                                                                     -----------
                                                                           9,589
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 9.1%
--------------------------------------------------------------------------------
Advanced Energy Industries, Inc. *                        20,750             326
Amkor Technology, Inc. *                                  94,950           1,148
ASE Test Ltd. *                                           36,250             413
Brooks Automation, Inc. *                                 34,825             471
Cabot Microelectronics Corp. (a)*                         19,760             646
Cymer, Inc. *                                              2,800             145
Cypress Semiconductor Corp. *                             16,900             290
DSP Group, Inc. *                                          8,825             239
Freescale Semiconductor, Inc.,
   Class B *                                              12,700             402
International Rectifier Corp. *                            5,900             267
Intevac, Inc. *                                            5,075             143
Kopin Corp. *                                             68,850             383
Lam Research Corp. *                                       4,600             225
LSI Logic Corp. (a)*                                      36,200             385
Micron Technology, Inc. (a)*                              14,300             243
National Semiconductor Corp.                              13,960             418


28 See financial notes.

LAUDUS SMALL-CAP MARKETMASTERS FUND

PORTFOLIO HOLDINGS continued

                                                       NUMBER OF        VALUE
SECURITY                                                 SHARES      ($ x 1,000)
Netlogic Microsystems, Inc. *                             19,625             790
Novellus Systems, Inc. (a)*                               19,900             491
Power Integrations, Inc. *                                25,300             536
RF Micro Devices, Inc. *                                  26,600             247
SiRF Technology Holdings, Inc. *                          17,000             581
Teradyne, Inc. *                                          36,500             615
Trident Microsystems, Inc. *                              20,225             538
Ultratech, Inc. *                                         28,930             568
                                                                     -----------
                                                                          10,510
SOFTWARE & SERVICES 10.3%
--------------------------------------------------------------------------------
Activision, Inc. *                                         5,970              85
Akamai Technologies, Inc. *                               46,000           1,550
Ansys, Inc. *                                             11,400             644
aQuantive, Inc. *                                         34,600             867
Aspen Technology, Inc. *                                  36,100             464
Corillian Corp. *                                         25,025              86
Epicor Software Corp. *                                   23,700             287
Gevity HR, Inc.                                           19,550             502
Indus International, Inc. (a)*                            69,425             226
Informatica Corp. *                                       55,980             860
Internet Security Systems, Inc. *                         30,150             677
Interwoven, Inc. *                                        30,400             309
Lionbridge Technologies, Inc (a)*                         70,350             578
ManTech International Corp.,
   Class A *                                              28,300             935
Mentor Graphics Corp. *                                   15,450             203
MRO Software, Inc. *                                      34,505             656
Radiant Systems, Inc. *                                   32,500             422
RSA Security, Inc. *                                      26,910             563
Talx Corp.                                                19,712             513
TIBCO Software, Inc. (a)*                                 73,630             635
webMethods, Inc. *                                        37,075             355
Witness Systems, Inc. *                                   23,550             550
                                                                     -----------
                                                                          11,967
TECHNOLOGY HARDWARE & EQUIPMENT 6.4%
--------------------------------------------------------------------------------
Andrew Corp. (a)*                                         68,980             730
Anixter International, Inc. *                              5,450             277
Diebold, Inc.                                              8,540             363
Emulex Corp. *                                            27,030             490
Foundry Networks, Inc. *                                  16,000             227
Itron, Inc. *                                             12,350             828
M-Systems Flash Disk Pioneers
   Ltd. *                                                 21,080             727
MasTec, Inc. *                                            38,500             475
Multi-Fineline Electronix, Inc. *                            825              48
Packeteer, Inc. *                                         36,420             476
Polycom, Inc. *                                           22,440             494
Powerwave Technologies, Inc. *                            21,525             240
Seachange International, Inc. *                           17,950             121
Tekelec *                                                 11,400             163
Tektronix, Inc.                                           10,985             388
Viisage Technology, Inc. (a)*                             29,646             497
Vishay Intertechnology, Inc. *                            39,400             615
Xyratex Ltd. *                                             8,250             247
                                                                     -----------
                                                                           7,406
TRANSPORTATION 2.3%
--------------------------------------------------------------------------------
AirTran Holdings, Inc. *                                  97,400           1,362
American Commercial Lines, Inc. *                         11,675             629
JetBlue Airways Corp. *                                   65,330             670
                                                                     -----------
                                                                           2,661
FOREIGN COMMON STOCK 0.6% OF NET ASSETS

CANADA 0.1%
--------------------------------------------------------------------------------

TECHNOLOGY HARDWARE & EQUIPMENT 0.1%
--------------------------------------------------------------------------------
Celestica, Inc. *                                          8,216              93

ISRAEL 0.5%
--------------------------------------------------------------------------------

TECHNOLOGY HARDWARE & EQUIPMENT 0.5%
--------------------------------------------------------------------------------
ECI Telecom Ltd. *                                        62,400             666

SECURITY                                             FACE AMOUNT
   RATE, MATURITY DATE                               ($ x 1,000)
U.S. TREASURY OBLIGATION 0.1% OF NET ASSETS

U.S. Treasury Bills
   4.50%, 06/15/06                                            75              75


                                                         See financial notes. 29

LAUDUS SMALL-CAP MARKETMASTERS FUND

PORTFOLIO HOLDINGS continued

SECURITY                                             FACE AMOUNT        VALUE
   RATE, MATURITY DATE                               ($ X 1,000)     ($ x 1,000)
OTHER INVESTMENT COMPANIES 4.7% OF NET ASSETS

State Street Navigator Security
   Lending Prime Portfolio                                 1,747           1,747
State Street Institutional Liquid
   Reserves                                                3,659           3,659
                                                                     -----------
                                                                           5,406

END OF INVESTMENTS.

At 04/30/06 the tax basis cost of the fund's investments was $90,400, and the unrealized appreciation and depreciation were $26,236 and ($1,167), respectively, with a net appreciation of $25,069.

*   Non-income producing security.
(a) All or a portion of this security is held as collateral for open futures contracts.

In addition to the above, the fund held the following at April 30, 2006. All numbers are x 1,000 except number of futures contracts.

                                          NUMBER OF     CONTRACT      UNREALIZED
                                          CONTRACTS       VALUE          GAINS
FUTURES CONTRACT

S&P 500 Index, Long
expires 06/15/06                                  3          987               5


30 See financial notes.

LAUDUS SMALL-CAP MARKETMASTERS FUND

Statement of
ASSETS AND LIABILITIES

As of April 30, 2006; unaudited. All numbers x 1,000 except NAV.

ASSETS
--------------------------------------------------------------------------------
Investments, at value (cost $89,669)                                   $115,469
Receivables:
   Fund shares sold                                                          71
   Dividends                                                                 17
   Interest                                                                   7
   Investments sold                                                       3,180
   Due from brokers for futures                                               1
Prepaid expenses                                                     +       82
                                                                     -----------
TOTAL ASSETS                                                            118,827

LIABILITIES
--------------------------------------------------------------------------------
Payables:
   Investments bought                                                     2,514
   Investment adviser and administrator fees                                 10
   Transfer agent and shareholder services fees                               2
   Trustee fees                                                               1
   Fund shares redeemed                                                      21
Accrued expenses                                                     +      142
                                                                     -----------
TOTAL LIABILITIES                                                         2,690

NET ASSETS
--------------------------------------------------------------------------------
TOTAL ASSETS                                                            118,827
TOTAL LIABILITIES                                                    -    2,690
                                                                     -----------
NET ASSETS                                                             $116,137

NET ASSETS BY SOURCE
Capital received from investors                                          81,595
Net investment loss                                                        (550)
Net realized capital gains                                                9,287
Net unrealized capital gains                                             25,805

NET ASSET VALUE (NAV) BY SHARE CLASS

                                     SHARES
SHARE CLASS      NET ASSETS  /  OUTSTANDING  =     NAV
Investor Shares    $114,663           7,824     $14.65
Select Shares        $1,474             100     $14.71*

* Due to rounding, net assets divided by shares outstanding does not equal the net asset value per share.


                                                         See financial notes. 31

LAUDUS SMALL-CAP MARKETMASTERS FUND

Statement of
OPERATIONS

For November 1, 2005 through April 30, 2006; unaudited. All numbers x 1,000.

INVESTMENT INCOME
--------------------------------------------------------------------------------
Dividends                                                                  $277
Interest                                                              +      29
                                                                      ----------
TOTAL INVESTMENT INCOME                                                     306

NET REALIZED GAINS AND LOSSES
--------------------------------------------------------------------------------
Net realized gains on investments                                         9,875
Net realized gains on futures contracts                               +      16
                                                                      ----------
NET REALIZED GAINS                                                        9,891

NET UNREALIZED GAINS AND LOSSES
--------------------------------------------------------------------------------
Net unrealized gains on investments                                      10,271
Net unrealized gains on futures contracts                             +       5
                                                                      ----------
NET UNREALIZED GAINS                                                     10,276

EXPENSES
--------------------------------------------------------------------------------
Investment adviser and administrator fees                                   655
Transfer agent and shareholder service fees:
   Investor Shares                                                          176
   Select Shares                                                              1
Trustees' fees                                                                3
Custodian fees                                                                3
Portfolio accounting fees                                                    28
Professional fees                                                            27
Registration fees                                                            16
Shareholder reports                                                          13
Other expenses                                                        +       3
                                                                      ----------
Total expenses                                                              925
Expense reduction                                                     -      58
                                                                      ----------
NET EXPENSES                                                                867

INCREASE IN NET ASSETS FROM OPERATIONS
--------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                                     306
NET EXPENSES                                                          -     867
                                                                      ----------
NET INVESTMENT LOSS                                                        (561)
NET REALIZED GAINS                                                        9,891
NET UNREALIZED GAINS                                                  +  10,276
                                                                      ----------
INCREASE IN NET ASSETS FROM OPERATIONS                                  $19,606


32 See financial notes.

LAUDUS SMALL-CAP MARKETMASTERS FUND

Statements of
CHANGES IN NET ASSETS

For the current and prior report periods. All numbers x 1,000.
Figures for the current period are unaudited.

OPERATIONS
--------------------------------------------------------------------------------
                                        11/1/05-4/30/06        11/1/04-10/31/05
Net investment loss                               ($561)                ($1,159)
Net realized gains                                9,891                   9,437
Net unrealized gains
                                        +        10,276                   3,833
                                        ----------------------------------------
INCREASE IN NET ASSETS FROM OPERATIONS           19,606                  12,111

DISTRIBUTIONS PAID
--------------------------------------------------------------------------------
DISTRIBUTIONS FROM NET REALIZED GAINS
Investor Shares                                   8,829                      --
Select Shares
                                        +            89                      --
                                        ----------------------------------------
TOTAL DISTRIBUTIONS FROM NET
   REALIZED GAINS                                $8,918                     $--



TRANSACTIONS IN FUND SHARES
--------------------------------------------------------------------------------
                                   11/1/05-4/30/06           11/1/04-10/31/05
                                SHARES         VALUE       SHARES         VALUE
SHARES SOLD
Investor Shares                    116        $1,623          351        $4,603
Select Shares                       64           922           75           993
                              --------------------------------------------------
TOTAL SHARES SOLD                  180        $2,545          426        $5,596
SHARES REINVESTED
Investor Shares                    623        $8,136           --           $--
Select Shares                        5            66           --            --
                              --------------------------------------------------
TOTAL SHARES REINVESTED            628        $8,202           --           $--

SHARES REDEEMED
Investor Shares                 (1,009)     ($13,983)      (2,867)     ($37,600)
Select Shares                      (30)         (420)         (40)         (541)
                              --------------------------------------------------
TOTAL SHARES REDEEMED           (1,039)     ($14,403)      (2,907)     ($38,141)
NET TRANSACTIONS IN
   FUND SHARES                    (231)      ($3,656)      (2,481)     ($32,545)


SHARES OUTSTANDING AND NET ASSETS
--------------------------------------------------------------------------------
                                  11/1/05-4/30/06            11/1/04-10/31/05
                                 SHARES    NET ASSES       SHARES    NET ASSETS
Beginning of period              8,155      $109,105       10,636      $129,539
Total increase or decrease    +   (231)        7,032       (2,481)      (20,434)
                              --------------------------------------------------
END OF PERIOD                    7,924      $116,137        8,155      $109,105
                              --------------------------------------------------
NET INVESTMENT LOSS/NET
   INVESTMENT INCOME NOT YET
   DISTRIBUTED                                 ($550)                       $11


                                                         See financial notes. 33

LAUDUS INTERNATIONAL MARKETMASTERS FUND(TM)

FINANCIAL STATEMENTS

FINANCIAL HIGHLIGHTS

                                                       11/1/05-    11/1/04-    11/1/03-    11/1/02-      11/1/01-       11/1/00-
INVESTOR SHARES                                        4/30/06*    10/31/05    10/31/04    10/31/03      10/31/02       10/31/01
---------------------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)
---------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period                  16.78        13.58       11.95        8.74         10.80          15.53
                                                       --------------------------------------------------------------------------
Income or loss from investment operations:
  Net investment income                                  0.09         0.06        0.02        0.03          0.10           0.73
  Net realized and unrealized gains or losses            4.02         3.16        1.65        3.18         (1.43)         (3.90)
                                                       --------------------------------------------------------------------------
  Total income or loss from investment operations        4.11         3.22        1.67        3.21         (1.33)         (3.17)
Less distributions:
  Dividends from net investment income                  (0.16)       (0.02)      (0.04)      (0.00) 1      (0.07)         (0.77)
  Distributions from net realized gains                    --           --          --          --         (0.66)         (0.79)
                                                       --------------------------------------------------------------------------
  Total distributions                                   (0.16)       (0.02)      (0.04)         --         (0.73)         (1.56)
                                                       --------------------------------------------------------------------------
Net asset value at end of period                        20.73        16.78       13.58       11.95          8.74          10.80
                                                       --------------------------------------------------------------------------
Total return (%)                                        24.66 4      23.75       13.98       36.74        (13.65)        (22.41)

RATIOS/SUPPLEMENTAL DATA (%)
---------------------------------------------------------------------------------------------------------------------------------
Ratio to average net assets:
  Net operating expenses                                 1.60 5       1.65        1.65        1.65          0.99 2,3       0.50 3
  Gross operating expenses                               1.60 5       1.74        1.89        1.92          1.32 3         0.88 3
  Net investment income                                  0.70 5       0.37        0.15        0.33          0.60           5.13
Portfolio turnover rate                                    31 4         53          69          99           158             51
Net assets, end of period ($ x 1,000,000)               1,325          794         552         302           206            215

*  Unaudited.

1  The per share amount was less than $0.01.

2 The ratio of net operating expenses would have been 0.93% if certain non-routine expenses (proxy fees) had not been included.

3 Prior to the fund's change in structure on June 3, 2002, the expenses incurred by underlying funds in which the fund invested were not included in this ratio.

4  Not annualized.

5  Annualized.


34 See financial notes.

LAUDUS INTERNATIONAL MARKETMASTERS FUND

                                                       11/1/05-    11/1/04-      4/2/04 1-
SELECT SHARES                                          4/30/06*    10/31/05    10/31/04
---------------------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)
---------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period                  16.81        13.61       13.64
                                                       --------------------------------------------------------------------------
Income or loss from investment operations:
  Net investment income                                  0.08         0.08        0.02
  Net realized and unrealized gains or losses            4.04         3.17       (0.05)
                                                       --------------------------------------------------------------------------
  Total income or loss from investment operations        4.12         3.25       (0.03)
                                                       --------------------------------------------------------------------------
Less distributions:
  Dividends from net investment income                  (0.19)       (0.05)         --
                                                       --------------------------------------------------------------------------
Net asset value at end of period                        20.74        16.81       13.61
                                                       --------------------------------------------------------------------------
Total return (%)                                        24.70 2      23.90       (0.22) 2

RATIOS/SUPPLEMENTAL DATA (%)
---------------------------------------------------------------------------------------------------------------------------------
Ratio to average net assets:
  Net operating expenses                                 1.47 3       1.47        1.47 3
  Gross operating expenses                               1.55 3       1.68        1.86 3
  Net investment income                                  0.80 3       0.59        0.37 3
Portfolio turnover rate                                    31 2         53          69 2
Net assets, end of period ($ x 1,000,000)                 552          274          81

*  Unaudited.

1  Commencement of operations.

2  Not annualized.

3  Annualized.


                                                         See financial notes. 35

LAUDUS INTERNATIONAL MARKETMASTERS FUND

PORTFOLIO HOLDINGS as of April 30, 2006, unaudited

This section shows all the securities in the fund's portfolio and their value as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at http://www.sec.gov and may be viewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund's most recent Form N-Q is also available by visiting Schwab's website at www.schwab.com/schwabfunds.

                                                       COST             VALUE
HOLDINGS BY CATEGORY                                ($ x 1,000)      ($ x 1,000)
--------------------------------------------------------------------------------
  0.1%  COMMON STOCK                                      2,203            2,968

 89.9%  FOREIGN COMMON
        STOCK                                         1,286,733        1,687,373

  0.5%  PREFERRED STOCK                                   6,620           10,483

  0.2%  U.S. TREASURY
        OBLIGATION                                        2,969            2,969

  7.6%  OTHER INVESTMENT
        COMPANIES                                       140,862          141,883

   --%  RIGHTS                                               --              127
--------------------------------------------------------------------------------
 98.3%  TOTAL INVESTMENTS                             1,439,387        1,845,803

  1.7%  OTHER ASSETS AND
        LIABILITIES                                                       31,336
--------------------------------------------------------------------------------
100.0%  NET ASSETS                                                     1,877,139

                                                      NUMBER OF         VALUE
SECURITY                                               SHARES        ($ x 1,000)
COMMON STOCK 0.1% OF NET ASSETS

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 0.1%
--------------------------------------------------------------------------------
Zoran Corp. (a)*                                        108,170            2,968

FOREIGN COMMON STOCK 89.9% OF NET ASSETS

ARGENTINA 0.1%
--------------------------------------------------------------------------------

BANKS 0.1%
--------------------------------------------------------------------------------
Banco Macro Bansud SA *                                 101,193            2,345

AUSTRALIA 1.6%
--------------------------------------------------------------------------------

BANKS 0.5%
--------------------------------------------------------------------------------
Australia & New Zealand Banking
   Group Ltd.                                           468,000            9,942

CONSUMER DURABLES & APPAREL 0.1%
--------------------------------------------------------------------------------
Billabong International Ltd.                            135,300            1,586

DIVERSIFIED FINANCIALS 0.3%
--------------------------------------------------------------------------------
Macquarie Bank Ltd.                                     101,300            5,493

ENERGY 0.1%
--------------------------------------------------------------------------------
WorleyParsons Ltd.                                      152,500            2,260

HEALTH CARE EQUIPMENT & SERVICES 0.1%
--------------------------------------------------------------------------------
Sigma Co., Ltd.                                       1,148,322            2,356

MATERIALS 0.4%
--------------------------------------------------------------------------------
BHP Billiton Ltd.                                       295,500            6,716
Kimberley Diamond Co., NL *                           1,078,848            1,422
                                                                     -----------
                                                                           8,138
MEDIA 0.1%
--------------------------------------------------------------------------------
Publishing & Broadcasting Ltd.                           46,820              661
                                                                     -----------
                                                                          30,436
AUSTRIA 0.7%
--------------------------------------------------------------------------------

BANKS 0.4%
--------------------------------------------------------------------------------
Erste Bank der Oesterreichischen
   Sparkassen AG *                                       14,744              884
Erste Bank der Oesterreichischen
   Sparkassen AG                                         58,300            3,538
Raiffeisen International Bank-
   Holding AG *                                          30,800            2,684
                                                                     -----------
                                                                           7,106
CAPITAL GOODS 0.2%
--------------------------------------------------------------------------------
Andritz AG                                               29,617            5,192

INSURANCE 0.1%
--------------------------------------------------------------------------------
Wiener Staedtische Allgemeine
   Versicherung AG                                       21,612            1,384
                                                                     -----------
                                                                          13,682


36 See financial notes.

LAUDUS INTERNATIONAL MARKETMASTERS FUND

PORTFOLIO HOLDINGS continued

                                                      NUMBER OF         VALUE
SECURITY                                                SHARES       ($ x 1,000)
BELGIUM 0.7%
--------------------------------------------------------------------------------

DIVERSIFIED FINANCIALS 0.2%
--------------------------------------------------------------------------------
Fortis                                                  121,410            4,554

FOOD, BEVERAGE & TOBACCO 0.1%
--------------------------------------------------------------------------------
InBev NV                                                 25,033            1,263

TECHNOLOGY HARDWARE & EQUIPMENT 0.4%
--------------------------------------------------------------------------------
EVS Broadcast Equipment SA                               34,003            1,835
Option NV *                                             160,928            4,607
                                                                     -----------
                                                                           6,442
                                                                     -----------
                                                                          12,259
BERMUDA 0.2%
--------------------------------------------------------------------------------

ENERGY 0.1%
--------------------------------------------------------------------------------
SeaDrill Ltd. *                                         120,200            2,017

MEDIA 0.1%
--------------------------------------------------------------------------------
Central European Media Enterprises,
   Ltd., Class A (a)*                                    27,600            1,778
                                                                     -----------
                                                                           3,795
BRAZIL 0.7%
--------------------------------------------------------------------------------

CONSUMER DURABLES & APPAREL 0.1%
--------------------------------------------------------------------------------
Cyrela Brazil Realty S.A.                                65,200            1,109

HOUSEHOLD & PERSONAL PRODUCTS 0.1%
--------------------------------------------------------------------------------
Natura Cosmeticos S.A.                                  110,200            1,410

RETAILING 0.2%
--------------------------------------------------------------------------------
Submarino S.A., GDR, 144A *                             179,100            4,849

SOFTWARE & SERVICES 0.0%
--------------------------------------------------------------------------------
Submarino SA *                                            8,200              439
Totvs SA *                                                1,000               19
                                                                     -----------
                                                                             458
TELECOMMUNICATION SERVICES 0.0%
--------------------------------------------------------------------------------
Vivo Participacoes SA (a)*                              183,258              757

TRANSPORTATION 0.3%
--------------------------------------------------------------------------------
Companhia de Concessoes
   Rodoviarias                                          169,800            1,489
Gol Linhas Aereas International
   ADR (a)                                               80,100            2,969
Localiza Rent a Car SA *                                 37,400              789
                                                                     -----------
                                                                           5,247
                                                                     -----------
                                                                          13,830
CANADA 1.5%
--------------------------------------------------------------------------------

COMMERCIAL SERVICES & SUPPLIES 0.1%
--------------------------------------------------------------------------------
Ritchie Bros Auctioneers, Inc. (a)                       29,700            1,601

CONSUMER DURABLES & APPAREL 0.1%
--------------------------------------------------------------------------------
Gildan Activewear, Inc. *                                35,500            1,700

CONSUMER SERVICES 0.0%
--------------------------------------------------------------------------------
Tim Hortons, Inc. *                                       1,700               46

ENERGY 0.2%
--------------------------------------------------------------------------------
EnCana Corp.                                             73,600            3,678

FOOD & STAPLES RETAILING 0.1%
--------------------------------------------------------------------------------
Shoppers Drug Mart Corp.                                 39,100            1,549

INSURANCE 0.4%
--------------------------------------------------------------------------------
Manulife Financial Corp.                                107,900            7,045

MATERIALS 0.1%
--------------------------------------------------------------------------------
Eldorado Gold Corp. *                                   271,125            1,416

PHARMACEUTICALS & BIOTECHNOLOGY 0.0%
--------------------------------------------------------------------------------
Aspreva Pharmaceuticals Corp *                           24,929              848

TECHNOLOGY HARDWARE & EQUIPMENT 0.1%
--------------------------------------------------------------------------------
Research In Motion Ltd. *                                10,400              797
Sierra Wireless *                                       119,922            2,160
                                                                     -----------
                                                                           2,957
TRANSPORTATION 0.4%
--------------------------------------------------------------------------------
Canadian National Railway Co.                           169,700            7,609
                                                                     -----------
                                                                          28,449
CAYMAN ISLANDS 0.1%
--------------------------------------------------------------------------------

CONSUMER SERVICES 0.1%
--------------------------------------------------------------------------------
Ctrip.com International Ltd. ADR (a)*                    41,600            1,872

CHILE 0.3%
--------------------------------------------------------------------------------

FOOD & STAPLES RETAILING 0.2%
--------------------------------------------------------------------------------
Cencosud SA ADR, 144A (a)                                78,800            3,057


                                                         See financial notes. 37

LAUDUS INTERNATIONAL MARKETMASTERS FUND

PORTFOLIO HOLDINGS continued

                                                      NUMBER OF         VALUE
SECURITY                                               SHARES        ($ x 1,000)
RETAILING 0.1%
--------------------------------------------------------------------------------
S.A.C.I. Falabella SA                                   752,900            2,487
                                                                     -----------
                                                                           5,544
COLUMBIA 0.1%
--------------------------------------------------------------------------------

BANKS 0.1%
--------------------------------------------------------------------------------
BanColombia SA Sponsored (a)                             70,700            2,446

DENMARK 0.3%
--------------------------------------------------------------------------------

CAPITAL GOODS 0.2%
--------------------------------------------------------------------------------
NKT Holding A/S                                          47,268            3,035

CONSUMER DURABLES & APPAREL 0.1%
--------------------------------------------------------------------------------
Bang Olufsen A/S, Class B                                12,936            1,624

FOOD, BEVERAGE & TOBACCO 0.0%
--------------------------------------------------------------------------------
Carlsberg A/S                                               200               13
                                                                     -----------
                                                                           4,672
FINLAND 0.2%
--------------------------------------------------------------------------------

CAPITAL GOODS 0.1%
--------------------------------------------------------------------------------
KCI Konecranes Oyj                                       41,422              768

UTILITIES 0.1%
--------------------------------------------------------------------------------
Fortum Oyj                                               91,200            2,301
                                                                     -----------
                                                                           3,069
FRANCE 7.8%
--------------------------------------------------------------------------------

AUTOMOBILES & COMPONENTS 0.2%
--------------------------------------------------------------------------------
Compagnie Generale des
   Etablissements Michelin,
   Class B                                               47,000            3,390

BANKS 0.7%
--------------------------------------------------------------------------------
BNP Paribas *                                             4,860              443
BNP Paribas S.A.                                        130,700           12,344
                                                                     -----------
                                                                          12,787
CAPITAL GOODS 0.9%
--------------------------------------------------------------------------------
Alstom *                                                  7,308              661
Nexans S.A.                                              61,575            5,189
Pinguely-Haulotte                                       127,481            3,894
Safran SA                                                40,052            1,028
Vinci S.A.                                               44,300            4,402
Zodiac S.A.                                              36,700            2,374
                                                                     -----------
                                                                          17,548
CONSUMER DURABLES & APPAREL 0.6%
--------------------------------------------------------------------------------
Hermes International                                        550              141
LVMH Moet Hennessy Louis
   Vuitton S.A.                                          46,589            4,903
Nexity Co.                                               84,424            5,900
                                                                     -----------
                                                                          10,944
DIVERSIFIED FINANCIALS 0.1%
--------------------------------------------------------------------------------
Eurazeo                                                  21,300            2,576

ENERGY 0.2%
--------------------------------------------------------------------------------
Technip SA                                               53,900            3,403
Total SA, Class B                                         5,000            1,380
                                                                     -----------
                                                                           4,783
FOOD & STAPLES RETAILING 0.2%
--------------------------------------------------------------------------------
Carrefour S.A.                                           55,215            3,199

HEALTH CARE EQUIPMENT & SERVICES 0.4%
--------------------------------------------------------------------------------
Essilor International S.A.                               46,300            4,635
Orpea *                                                  30,200            2,242
                                                                     -----------
                                                                           6,877
HOUSEHOLD & PERSONAL PRODUCTS 0.7%
--------------------------------------------------------------------------------
L'Oreal S.A.                                            137,400           12,735

INSURANCE 0.3%
--------------------------------------------------------------------------------
April Group                                              59,819            3,182
Axa                                                      60,175            2,203
                                                                     -----------
                                                                           5,385
MEDIA 1.7%
--------------------------------------------------------------------------------
Ipsos                                                    10,802            1,591
PagesJaunes S.A. *                                       47,588            1,375
Publicis Groupe S.A.                                    266,900           11,093
SR Teleperformance                                       80,071            3,193
Television Francaise 1                                  207,000            6,871
Vivendi Universal S.A.                                  237,500            8,672
                                                                     -----------
                                                                          32,795
PHARMACEUTICALS & BIOTECHNOLOGY 0.2%
--------------------------------------------------------------------------------
Sanofi-Aventis                                           50,700            4,781


38 See financial notes.

LAUDUS INTERNATIONAL MARKETMASTERS FUND

PORTFOLIO HOLDINGS continued

                                                      NUMBER OF         VALUE
SECURITY                                               SHARES        ($ x 1,000)
REAL ESTATE 0.1%
--------------------------------------------------------------------------------
Klepierre                                                14,000            1,642

RETAILING 0.1%
--------------------------------------------------------------------------------
Pinault-Printemps-Redoute S.A.                           13,689            1,775

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 0.3%
--------------------------------------------------------------------------------
Silicon-On-Insulator Technologies *                     156,340            5,101

SOFTWARE & SERVICES 0.7%
--------------------------------------------------------------------------------
Alten *                                                  42,690            1,615
Dassault Systemes S.A.                                   57,800            3,138
GameLoft *                                              210,642            1,592
Groupe Steria SCA                                        50,721            3,106
Iliad SA                                                 27,950            2,872
                                                                     -----------
                                                                          12,323
TECHNOLOGY HARDWARE & EQUIPMENT 0.4%
--------------------------------------------------------------------------------
Alcatel SA *                                             26,200              378
Ingenico S.A.                                            36,823              837
Neopost S.A.                                             59,500            6,732
                                                                     -----------
                                                                           7,947
UTILITIES 0.0%
--------------------------------------------------------------------------------
Electricite de France *                                   7,518              439
                                                                     -----------
                                                                         147,027
GERMANY 9.5%
--------------------------------------------------------------------------------

AUTOMOBILES & COMPONENTS 2.5%
--------------------------------------------------------------------------------
Bayerische Motoren Werke
   (BMW) AG                                             412,500           22,427
Continental AG                                           50,300            5,988
DaimlerChrysler AG                                      329,500           18,061
                                                                     -----------
                                                                          46,476
BANKS 0.1%
--------------------------------------------------------------------------------
Commerzbank AG                                           11,600              481
Interhyp AG *                                            16,734            2,196
                                                                     -----------
                                                                           2,677
CAPITAL GOODS 1.2%
--------------------------------------------------------------------------------
Heidelberger Druckmaschinen AG *                         16,716              843
MTU Aero Engines Holding AG *                            21,133              767
Q-Cells AG *                                             15,370            1,419
SGL Carbon AG *                                         166,590            3,501
Siemens AG                                              136,858           12,956
Solarworld AG                                            10,355            3,226
                                                                     -----------
                                                                          22,712
COMMERCIAL SERVICES & SUPPLIES 0.1%
--------------------------------------------------------------------------------
GFK AG                                                   29,560            1,355

CONSUMER DURABLES & APPAREL 0.3%
--------------------------------------------------------------------------------
Bijou Brigitte Modische
   Accessoires AG                                        11,840            3,395
Rational AG                                              13,955            2,734
                                                                     -----------
                                                                           6,129
DIVERSIFIED FINANCIALS 0.4%
--------------------------------------------------------------------------------
AWD Holding AG                                           35,500            1,258
Deutsche Boerse AG                                       28,000            4,046
MPC Muenchmeyer Petersen
   Capital AG                                            17,492            1,470
                                                                     -----------
                                                                           6,774
FOOD & STAPLES RETAILING 0.4%
--------------------------------------------------------------------------------
Metro AG                                                123,500            7,001

HEALTH CARE EQUIPMENT & SERVICES 0.2%
--------------------------------------------------------------------------------
Celesio AG                                               46,220            4,353

HOUSEHOLD & PERSONAL PRODUCTS 0.5%
--------------------------------------------------------------------------------
Henkel KGaA                                              90,000            9,928

INSURANCE 0.9%
--------------------------------------------------------------------------------
Allianz AG                                               20,846            3,488
Hannover Rueckversicherung AG                           359,500           13,342
                                                                     -----------
                                                                          16,830
MATERIALS 0.0%
--------------------------------------------------------------------------------
BASF AG                                                   9,504              815

MEDIA 0.2%
--------------------------------------------------------------------------------
CTS Eventim AG *                                         87,937            3,049

PHARMACEUTICALS & BIOTECHNOLOGY 0.1%
--------------------------------------------------------------------------------
Stada Arzneimittel AG                                    51,400            2,488

REAL ESTATE 0.3%
--------------------------------------------------------------------------------
Deutsche Euroshop AG                                     22,028            1,548
Vivacon AG *                                             61,852            3,314
                                                                     -----------
                                                                           4,862


                                                         See financial notes. 39

LAUDUS INTERNATIONAL MARKETMASTERS FUND

PORTFOLIO HOLDINGS continued

                                                      NUMBER OF         VALUE
SECURITY                                               SHARES        ($ x 1,000)
RETAILING 0.2%
--------------------------------------------------------------------------------
Praktiker Bau- und Heimwerkermaerkte
   Holding AG *                                          79,552            2,380
Sixt AG                                                  47,856            2,361
                                                                     -----------
                                                                           4,741
SOFTWARE & SERVICES 0.9%
--------------------------------------------------------------------------------
Fluxx AG *                                              120,377            1,586
SAP AG                                                   61,637           13,466
Software AG                                              28,088            1,583
                                                                     -----------
                                                                          16,635
TECHNOLOGY HARDWARE & EQUIPMENT 0.2%
--------------------------------------------------------------------------------
Wincor Nixdorf AG                                        22,221            3,196

TELECOMMUNICATION SERVICES 0.1%
--------------------------------------------------------------------------------
Deutsche Telekom AG                                     104,874            1,893

TRANSPORTATION 0.2%
--------------------------------------------------------------------------------
Deutsche Lufthansa AG                                    44,300              817
Deutsche Post AG                                         83,306            2,222
                                                                     -----------
                                                                           3,039
UTILITIES 0.7%
--------------------------------------------------------------------------------
E.ON AG                                                  74,925            9,116
RWE AG                                                   49,270            4,275
                                                                     -----------
                                                                          13,391
                                                                     -----------
                                                                         178,344
GREECE 0.9%
--------------------------------------------------------------------------------

BANKS 0.3%
--------------------------------------------------------------------------------
EFG Eurobank Ergasias                                    78,200            3,116
National Bank of Greece S.A.                             55,200            2,737
                                                                     -----------
                                                                           5,853
DIVERSIFIED FINANCIALS 0.2%
--------------------------------------------------------------------------------
Marfin Financial Group S.A.                             104,427            3,549

FOOD, BEVERAGE & TOBACCO 0.1%
--------------------------------------------------------------------------------
Coca Cola Hellenic Bottling Co., S.A.                    81,700            2,682

MATERIALS 0.2%
--------------------------------------------------------------------------------
Mytilineos Holdings S.A.                                122,784            3,579

RETAILING 0.1%
--------------------------------------------------------------------------------
Germanos S.A.                                            64,843            1,410
                                                                     -----------
                                                                          17,073
HONG KONG 2.4%
--------------------------------------------------------------------------------

CAPITAL GOODS 0.1%
--------------------------------------------------------------------------------
NWS Holdings Ltd.                                       153,600              280
Shanghai Prime Machinery Co.,
   Ltd. *                                             1,466,800              549
Suntech Power Holdings Co., Ltd.
   ADR (a)*                                              19,800              679
                                                                     -----------
                                                                           1,508
CONSUMER DURABLES & APPAREL 0.2%
--------------------------------------------------------------------------------
Li Ning Co., Ltd.                                     1,643,157            1,844
Ports Design Ltd.                                       772,000            1,218
                                                                     -----------
                                                                           3,062
CONSUMER SERVICES 0.1%
--------------------------------------------------------------------------------
FU JI Food & Catering Services                          561,000            1,172

FOOD & STAPLES RETAILING 0.0%
--------------------------------------------------------------------------------
Wumart Stores, Inc. *                                   171,000              562

FOOD, BEVERAGE & TOBACCO 0.1%
--------------------------------------------------------------------------------
China Mengniu Dairy Co., Ltd.                         1,340,000            1,530
Global Bio-chem Technology
   Group Co., Ltd.                                    1,770,000              924
                                                                     -----------
                                                                           2,454
INSURANCE 0.2%
--------------------------------------------------------------------------------
China Insurance International
   Holdings Co., Ltd. *                               2,191,132            1,189
China Life Insurance Co., Ltd. *                      1,830,000            2,464
                                                                     -----------
                                                                           3,653
MEDIA 0.0%
--------------------------------------------------------------------------------
Focus Media Holding Ltd. ADR *                            5,400              326

REAL ESTATE 0.2%
--------------------------------------------------------------------------------
China Vanke Co., Ltd.                                 1,005,950            1,038
Sun Hung Kai Properties Ltd.                            209,900            2,399
                                                                     -----------
                                                                           3,437
RETAILING 0.7%
--------------------------------------------------------------------------------
Esprit Holdings Ltd.                                    426,200            3,403
Giordano International Ltd.                           9,080,000            5,358
Li & Fung Ltd.                                        2,004,000            4,753
                                                                     -----------
                                                                          13,514


40 See financial notes.

LAUDUS INTERNATIONAL MARKETMASTERS FUND

PORTFOLIO HOLDINGS continued

                                                      NUMBER OF         VALUE
SECURITY                                               SHARES        ($ x 1,000)
SOFTWARE & SERVICES 0.3%
--------------------------------------------------------------------------------
Sohu.com, Inc. (a)*                                     114,971            3,190
The9 Ltd. ADR (a)*                                       96,014            2,880
                                                                     -----------
                                                                           6,070
TECHNOLOGY HARDWARE & EQUIPMENT 0.2%
--------------------------------------------------------------------------------
Foxconn International Holdings *                        989,000            2,127
Vtech Holdings Ltd.                                     198,000              941
                                                                     -----------
                                                                           3,068
TELECOMMUNICATION SERVICES 0.2%
--------------------------------------------------------------------------------
China Mobile Ltd.                                       809,500            4,683

TRANSPORTATION 0.1%
--------------------------------------------------------------------------------
China Merchants Holdings
   International Co., Ltd.                              280,300              957
MTR Corp., Ltd.                                         481,700            1,284
                                                                     -----------
                                                                           2,241
                                                                     -----------
                                                                          45,750
HUNGARY 0.2%
--------------------------------------------------------------------------------

PHARMACEUTICALS & BIOTECHNOLOGY 0.2%
--------------------------------------------------------------------------------
EGIS Rt.                                                 18,521            3,016

INDIA 1.0%
--------------------------------------------------------------------------------

AUTOMOBILES & COMPONENTS 0.2%
--------------------------------------------------------------------------------
Bharat Forge Ltd.                                       194,900            1,854
Maruti Udyog Ltd.                                        92,600            1,904
                                                                     -----------
                                                                           3,758
BANKS 0.2%
--------------------------------------------------------------------------------
HDFC Bank Ltd.                                          105,900            1,941
Housing Development Finance
   Corp., Ltd.                                           75,300            2,166
                                                                     -----------
                                                                           4,107
CAPITAL GOODS 0.2%
--------------------------------------------------------------------------------
Bharat Heavy Electricals Ltd.                            63,500            3,323

HOUSEHOLD & PERSONAL PRODUCTS 0.0%
--------------------------------------------------------------------------------
Dabur India Ltd                                          74,000              257

MATERIALS 0.1%
--------------------------------------------------------------------------------
Associated Cement Cos., Ltd.                             81,500            1,728

RETAILING 0.0%
--------------------------------------------------------------------------------
Pantaloon Retail India Ltd.                               1,100               48

SOFTWARE & SERVICES 0.1%
--------------------------------------------------------------------------------
Infosys Technologies Ltd.                                28,100            1,966

TELECOMMUNICATION SERVICES 0.1%
--------------------------------------------------------------------------------
Bharti Televentures Ltd. *                              179,300            1,609

UTILITIES 0.1%
--------------------------------------------------------------------------------
Suzlon Energy Ltd.                                       66,300            1,876
                                                                     -----------
                                                                          18,672
IRELAND 1.5%
--------------------------------------------------------------------------------

BANKS 1.2%
--------------------------------------------------------------------------------
Anglo Irish Bank                                         14,800              243
Anglo Irish Bank Corp., plc                             289,100            4,761
Bank of Ireland                                         893,000           16,675
                                                                     -----------
                                                                          21,679
CAPITAL GOODS 0.1%
--------------------------------------------------------------------------------
Kingspan Group plc                                       14,000              232
Kingspan Group Plc                                      138,500            2,290
                                                                     -----------
                                                                           2,522
HEALTH CARE EQUIPMENT & SERVICES 0.1%
--------------------------------------------------------------------------------
United Drug plc                                         189,600              888
United Drug Plc                                          16,300               77
                                                                     -----------
                                                                             965
TRANSPORTATION 0.1%
--------------------------------------------------------------------------------
Ryanair Holdings plc ADR (a)*                            59,300            2,792
                                                                     -----------
                                                                          27,958
ISRAEL 0.2%
--------------------------------------------------------------------------------

PHARMACEUTICALS & BIOTECHNOLOGY 0.2%
--------------------------------------------------------------------------------
Teva Pharmaceutical Industries
   Ltd. (a)                                              96,400            3,904

TECHNOLOGY HARDWARE & EQUIPMENT 0.0%
--------------------------------------------------------------------------------
Orbotech Ltd. (a)*                                       25,000              635
                                                                     -----------
                                                                           4,539


                                                         See financial notes. 41

LAUDUS INTERNATIONAL MARKETMASTERS FUND

PORTFOLIO HOLDINGS continued

                                                      NUMBER OF         VALUE
SECURITY                                               SHARES        ($ x 1,000)
ITALY 2.4%
--------------------------------------------------------------------------------

BANKS 0.4%
--------------------------------------------------------------------------------
Banco Popolare di Verona e
   Novara Scrl                                          139,000            3,913
Capitalia S.p.A.                                          3,300               28
Credito Emiliano S.p.A.                                  86,300            1,202
UniCredito Italiano S.p.A.                              429,185            3,233
                                                                     -----------
                                                                           8,376
CAPITAL GOODS 0.2%
--------------------------------------------------------------------------------
Astaldi S.p.A.                                          406,142            3,060

CONSUMER DURABLES & APPAREL 0.5%
--------------------------------------------------------------------------------
Luxottica Group S.p.A.                                  184,400            5,492
Tod's S.p.A.                                             20,288            1,602
Valentino Fashion Group S.p.A. *                         91,571            2,969
                                                                     -----------
                                                                          10,063
DIVERSIFIED FINANCIALS 0.3%
--------------------------------------------------------------------------------
Azimut Holding S.p.A.                                   452,772            5,548

ENERGY 0.6%
--------------------------------------------------------------------------------
Eni S.p.A.                                               66,261            2,028
Saipem S.p.A.                                           350,891            8,769
                                                                     -----------
                                                                          10,797
PHARMACEUTICALS & BIOTECHNOLOGY 0.1%
--------------------------------------------------------------------------------
Recordati S.p.A.                                        251,760            1,957

REAL ESTATE 0.1%
--------------------------------------------------------------------------------
Pirelli & C. Real Estate S.p.A.                          24,400            1,790

TECHNOLOGY HARDWARE & EQUIPMENT 0.1%
--------------------------------------------------------------------------------
Digital Multimedia Technologies
   S.p.A. *                                              34,246            1,995

TRANSPORTATION 0.1%
--------------------------------------------------------------------------------
Gemina S.p.A. *                                         437,509            1,626
                                                                     -----------
                                                                          45,212
JAPAN 15.3%
--------------------------------------------------------------------------------

AUTOMOBILES & COMPONENTS 2.0%
--------------------------------------------------------------------------------
Bridgestone Corp.                                        69,700            1,694
Denso Corp.                                             271,200           10,610
Honda Motor Co., Ltd.                                   179,400           12,704
Showa Corp.                                             127,000            2,555
Toyota Motor Corp.                                      156,300            9,131
                                                                     -----------
                                                                          36,694
BANKS 1.5%
--------------------------------------------------------------------------------
Bank of the Ryukyus, Ltd. *                              55,200            1,623
Kyushu-Shinwa Holdings, Inc. *                          713,000            1,531
Mitsubishi Tokyo Financial
   Group, Inc.                                              942           14,727
Mizuho Financial Group, Inc.                                614            5,226
Sumitomo Mitsui Financial
   Group, Inc.                                               53              581
Suruga Bank Ltd.                                        172,000            2,398
The Minato Bank Ltd.                                    429,000            1,394
                                                                     -----------
                                                                          27,480
CAPITAL GOODS 1.2%
--------------------------------------------------------------------------------
Amano Corp.                                              89,100            1,549
Chiyoda Corp.                                           109,000            2,447
MISUMI Group, Inc.                                       75,200            1,654
Mitsui & Co., Ltd.                                      140,500            2,126
Neomax Co., Ltd.                                         29,600              848
SMC Corp.                                                10,800            1,637
Taisei Corp.                                            477,400            2,132
Takeuchi Mfg. Co., Ltd.                                  59,800            3,198
Tsubakimoto Chain Co.                                   480,000            3,457
Tsugami Corp.                                           485,000            3,946
                                                                     -----------
                                                                          22,994
COMMERCIAL SERVICES & SUPPLIES 0.4%
--------------------------------------------------------------------------------
en-Japan, Inc.                                              263            1,574
Meitec Corp.                                            120,000            4,088
Park24 Co., Ltd.                                         30,400            1,095
                                                                     -----------
                                                                           6,757
CONSUMER DURABLES & APPAREL 0.9%
--------------------------------------------------------------------------------
ES-Con Japan Ltd.                                         1,523            3,432
Hitachi Koki Co., Ltd.                                   94,000            1,664
Joint Corp.                                              40,000            1,304
Sega Sammy Holdings, Inc.                               119,148            4,739
Sharp Corp.                                             383,000            6,702
                                                                     -----------
                                                                          17,841
DIVERSIFIED FINANCIALS 1.9%
--------------------------------------------------------------------------------
Aeon Credit Service Co., Ltd.                            77,800            2,141
Aiful Corp                                               19,550            1,166
Credit Saison Co., Ltd.                                 128,400            6,739


42 See financial notes.

LAUDUS INTERNATIONAL MARKETMASTERS FUND

                                                      NUMBER OF         VALUE
SECURITY                                               SHARES        ($ x 1,000)
Daiwa Securities Group, Inc.                            585,500            8,085
ORIX Corp.                                               56,670           17,034
Sparx Asset Management Co., Ltd.                          1,000            1,285
                                                                     -----------
                                                                          36,450
FOOD, BEVERAGE & TOBACCO 0.4%
--------------------------------------------------------------------------------
Fuji Oil Co., Ltd.                                      116,000            1,246
Ito En, Ltd.                                             54,200            1,994
J-Oil Mills, Inc.                                       384,000            2,290
Japan Tobacco, Inc.                                         545            2,186
                                                                     -----------
                                                                           7,716
HEALTH CARE EQUIPMENT & SERVICES 0.3%
--------------------------------------------------------------------------------
Hogy Medical Co., Ltd.                                   36,700            1,942
Nakanishi, Inc.                                          11,900            1,280
Sysmex Corp.                                             52,900            2,372
                                                                     -----------
                                                                           5,594
HOUSEHOLD & PERSONAL PRODUCTS 0.7%
--------------------------------------------------------------------------------
Kao Corp.                                                71,000            1,908
Uni-Charm Corp.                                         202,200           11,583
                                                                     -----------
                                                                          13,491
INSURANCE 0.1%
--------------------------------------------------------------------------------
Millea Holdings, Inc.                                        99            1,978

MATERIALS 0.8%
--------------------------------------------------------------------------------
FP Corp.                                                 34,800            1,275
Godo Steel Ltd.                                         563,000            3,779
JSR Corp.                                               110,800            3,405
Kanto Denka Kogyo Co., Ltd.                             317,000            2,589
Nitto Denko Corp.                                        50,800            4,250
Stella Chemifa Corp.                                     12,500              739
                                                                     -----------
                                                                          16,037
MEDIA 0.1%
--------------------------------------------------------------------------------
Jupiter Telecommunications Co.,
   Ltd. *                                                 2,801            2,030

PHARMACEUTICALS & BIOTECHNOLOGY 0.9%
--------------------------------------------------------------------------------
Chugai Pharmaceutical Co., Ltd.                         109,000            2,359
Takeda Pharmaceutical Co., Ltd.                         200,500           12,261
Tsumura & Co.                                            57,000            1,512
                                                                     -----------
                                                                          16,132
REAL ESTATE 0.4%
--------------------------------------------------------------------------------
Aeon Mall Co., Ltd.                                      47,500            2,367
K.K. DaVinci Advisors *                                     917            1,017
Mitsubishi Estate Co., Ltd.                              79,000            1,727
Mitsui Fudosan Co., Ltd.                                 69,000            1,545
                                                                     -----------
                                                                           6,656
RETAILING 1.2%
--------------------------------------------------------------------------------
ABC-Mart, Inc.                                           34,100              796
Honeys Co., Ltd.                                         85,648            4,638
Nitori Co., Ltd.                                         40,210            2,177
Pal Co., Ltd.                                            27,590            2,014
Point, Inc.                                              28,340            1,995
Ryohin Keikaku Co., Ltd.                                 31,900            2,854
Shimamura Co., Ltd.                                      22,100            2,716
United Arrows Ltd.                                       53,700            1,372
Yamada Denki Co., Ltd.                                   41,300            4,492
                                                                     -----------
                                                                          23,054
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 0.5%
--------------------------------------------------------------------------------
Miraial Co., Ltd.                                        18,000            1,701
Rohm Co., Ltd.                                           71,000            7,522
                                                                     -----------
                                                                           9,223
SOFTWARE & SERVICES 0.1%
--------------------------------------------------------------------------------
NTT Data Corp.                                              246            1,138

TECHNOLOGY HARDWARE & EQUIPMENT 0.7%
--------------------------------------------------------------------------------
Hoya Corp.                                              145,900            5,893
Keyence Corp.                                            26,800            7,021
                                                                     -----------
                                                                          12,914
TELECOMMUNICATION SERVICES 1.2%
--------------------------------------------------------------------------------
NTT DoCoMo, Inc.                                         15,580           23,216
                                                                     -----------
                                                                         287,395
REPUBLIC OF KOREA 3.5%
--------------------------------------------------------------------------------

AUTOMOBILES & COMPONENTS 0.1%
--------------------------------------------------------------------------------
Hyundai Motor Co., Ltd.                                  22,500            1,981

BANKS 1.1%
--------------------------------------------------------------------------------
Hana Financial Group, Inc.                               41,334            2,029
Kookmin Bank                                            179,610           16,025
Shinhan Financial Group Co., Ltd.                        60,300            2,989
                                                                     -----------
                                                                          21,043


                                                         See financial notes. 43

LAUDUS INTERNATIONAL MARKETMASTERS FUND

PORTFOLIO HOLDINGS continued

                                                      NUMBER OF         VALUE
SECURITY                                               SHARES        ($ x 1,000)
DIVERSIFIED FINANCIALS 0.2%
--------------------------------------------------------------------------------
Korea Investment Holdings Co., Ltd.                      39,100            1,676
Tong Yang Investment Bank *                             126,200            1,859
                                                                     -----------
                                                                           3,535
FOOD & STAPLES RETAILING 0.1%
--------------------------------------------------------------------------------
Shinsegae Co., Ltd.                                       4,400            2,157

FOOD, BEVERAGE & TOBACCO 0.3%
--------------------------------------------------------------------------------
KT&G Corp.                                               89,080            4,987

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 0.2%
--------------------------------------------------------------------------------
Samsung Electronics Co., Ltd.                             5,120            3,494

SOFTWARE & SERVICES 0.2%
--------------------------------------------------------------------------------
NHN Corp. *                                              10,380            3,683

TELECOMMUNICATION SERVICES 1.3%
--------------------------------------------------------------------------------
SK Telecom Co., Ltd.                                     96,900           22,861
SK Telecom Co., Ltd. ADR (a)                             52,000            1,388
                                                                     -----------
                                                                          24,249
                                                                     -----------
                                                                          65,129
LUXEMBOURG 0.1%
--------------------------------------------------------------------------------

COMMERCIAL SERVICES & SUPPLIES 0.0%
--------------------------------------------------------------------------------
Transcom WorldWide S.A. *                                 6,900               87

MEDIA 0.1%
--------------------------------------------------------------------------------
RTL Group                                                10,160              921
TVSL SA (a)*                                             35,075               --
                                                                     -----------
                                                                             921
                                                                     -----------
                                                                           1,008
MALAYSIA 0.2%
--------------------------------------------------------------------------------

BANKS 0.1%
--------------------------------------------------------------------------------
Bumiputra-Commerce Holdings
   Bhd *                                              1,396,400            2,427

TRANSPORTATION 0.1%
--------------------------------------------------------------------------------
Transmile Group Berhad                                  221,700              807
                                                                     -----------
                                                                           3,234
MEXICO 0.9%
--------------------------------------------------------------------------------

CONSUMER DURABLES & APPAREL 0.2%
--------------------------------------------------------------------------------
Consorcio ARA SA de CV                                  218,700            1,158
Corporacion GEO SA de CV,
   Series B *                                           264,900              993
Desarrolladora Homex SA de
   CV (a)*                                               29,000            1,111
Urbi Desarrollos Urbanos SA de
   CV *                                                 122,400            1,004
                                                                     -----------
                                                                           4,266
FOOD & STAPLES RETAILING 0.3%
--------------------------------------------------------------------------------
Walmart de Mexico, Series V                           1,675,600            4,777

MEDIA 0.2%
--------------------------------------------------------------------------------
Grupo Televisa SA de CV (a)                             168,800            3,579

TELECOMMUNICATION SERVICES 0.2%
--------------------------------------------------------------------------------
America Movil SA de CV                                1,625,500            2,999

TRANSPORTATION 0.0%
--------------------------------------------------------------------------------
Grupo Aeroportuario del Pacifico
   SA de CV - ADR (a)*                                   22,600              752
                                                                     -----------
                                                                          16,373
NETHERLANDS 3.1%
--------------------------------------------------------------------------------

CAPITAL GOODS 0.2%
--------------------------------------------------------------------------------
Arcadis N.V.                                             56,866            2,699
Imtech NV                                                14,577              802
                                                                     -----------
                                                                           3,501
COMMERCIAL SERVICES & SUPPLIES 0.4%
--------------------------------------------------------------------------------
Brunel International NV                                  62,966            2,383
USG People N.V.                                          68,831            5,927
                                                                     -----------
                                                                           8,310
CONSUMER DURABLES & APPAREL 0.4%
--------------------------------------------------------------------------------
Koninklijke (Royal) Philips
   Electronics N.V.                                     199,100            6,867
Koninklijke Ten Cate NV                                  47,129            1,374
                                                                     -----------
                                                                           8,241
DIVERSIFIED FINANCIALS 0.2%
--------------------------------------------------------------------------------
ING Groep N.V.                                           69,945            2,854

FOOD & STAPLES RETAILING 0.0%
--------------------------------------------------------------------------------
Koninklijke Ahold NV *                                   56,685              465

FOOD, BEVERAGE & TOBACCO 0.4%
--------------------------------------------------------------------------------
Heineken Holding N.V.                                   200,000            7,134


44 See financial notes.

LAUDUS INTERNATIONAL MARKETMASTERS FUND

                                                      NUMBER OF         VALUE
SECURITY                                               SHARES        ($ x 1,000)
MATERIALS 0.7%
--------------------------------------------------------------------------------
Akzo Nobel N.V.                                         224,200           12,918

MEDIA 0.1%
--------------------------------------------------------------------------------
Wegener NV                                               95,474            1,809

PHARMACEUTICALS & BIOTECHNOLOGY 0.1%
--------------------------------------------------------------------------------
QIAGEN N.V. *                                           109,700            1,635

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 0.2%
--------------------------------------------------------------------------------
ASML Holding N.V. - NY Reg'd.
   Shares (a)*                                           25,300              535
ASML Holding NV *                                       168,689            3,567
                                                                     -----------
                                                                           4,102
SOFTWARE & SERVICES 0.2%
--------------------------------------------------------------------------------
Ordina Beheer N.V.                                      168,739            3,984

TECHNOLOGY HARDWARE & EQUIPMENT 0.2%
--------------------------------------------------------------------------------
TomTom N.V. *                                            75,700            3,413
                                                                     -----------
                                                                          58,366
NORWAY 1.4%
--------------------------------------------------------------------------------

COMMERCIAL SERVICES & SUPPLIES 0.2%
--------------------------------------------------------------------------------
Tomra Systems ASA *                                     500,893            4,962

DIVERSIFIED FINANCIALS 0.3%
--------------------------------------------------------------------------------
Acta Holding ASA                                      1,150,448            5,171

ENERGY 0.7%
--------------------------------------------------------------------------------
Fred Olsen Energy ASA *                                  54,578            2,566
Songa Offshore ASA *                                    235,471            2,608
Statoil ASA                                             137,200            4,495
TGS Nopec Geophysical Co. ASA *                          45,062            3,001
                                                                     -----------
                                                                          12,670
TECHNOLOGY HARDWARE & EQUIPMENT 0.1%
--------------------------------------------------------------------------------
Tandberg Television ASA *                               106,343            2,132

TRANSPORTATION 0.1%
--------------------------------------------------------------------------------
Norwegian Air Shuttle ASA *                             117,874            2,101
                                                                     -----------
                                                                          27,036
PANAMA 0.1%
--------------------------------------------------------------------------------

TRANSPORTATION 0.1%
--------------------------------------------------------------------------------
Copa Holdings S.A., Class A (a)*                         61,347            1,371

PORTUGAL 0.1%
--------------------------------------------------------------------------------

BANKS 0.1%
--------------------------------------------------------------------------------
Banco Comercial Portugues,
   S.A. (BCP)                                           395,200            1,208

RUSSIA 0.3%
--------------------------------------------------------------------------------

ENERGY 0.2%
--------------------------------------------------------------------------------
Lukoil Holdings Co. ADR                                  44,100            3,995
NovaTek OAO GDR - Reg'd.                                 12,793              543
                                                                     -----------
                                                                           4,538
TELECOMMUNICATION SERVICES 0.0%
--------------------------------------------------------------------------------
AFK Sistema GDR, 144A (a)*                               11,244              276

UTILITIES 0.1%
--------------------------------------------------------------------------------
RAO Unified Energy System GDR                             3,042              234
RAO Unified Energy System GDR                            11,811              910
                                                                     -----------
                                                                           1,144
                                                                     -----------
                                                                           5,958
SINGAPORE 1.4%
--------------------------------------------------------------------------------

BANKS 0.3%
--------------------------------------------------------------------------------
United Overseas Bank Ltd.                               632,000            6,519

CAPITAL GOODS 0.2%
--------------------------------------------------------------------------------
Jaya Holdings Ltd.                                    1,528,000            1,363
Keppel Corp., Ltd.                                      276,500            2,683
                                                                     -----------
                                                                           4,046
CONSUMER SERVICES 0.0%
--------------------------------------------------------------------------------
Raffles Education Corp., Ltd.                            53,000               84

FOOD & STAPLES RETAILING 0.1%
--------------------------------------------------------------------------------
Olam International Ltd.                               1,943,000            1,996

REAL ESTATE 0.4%
--------------------------------------------------------------------------------
Capitaland Ltd.                                       2,165,300            6,721
United Overseas Land Ltd.                                48,200               94
                                                                     -----------
                                                                           6,815


                                                         See financial notes. 45

LAUDUS INTERNATIONAL MARKETMASTERS FUND

PORTFOLIO HOLDINGS continued

                                                      NUMBER OF         VALUE
SECURITY                                               SHARES        ($ x 1,000)
RETAILING 0.1%
--------------------------------------------------------------------------------
Osim International Ltd.                               1,112,600            1,274

TRANSPORTATION 0.3%
--------------------------------------------------------------------------------
Cosco Corp. (Singapore) Ltd.                          2,409,040            2,183
Goodpack Ltd.                                           657,000              789
Singapore Airlines Ltd.                                 315,000            2,833
                                                                     -----------
                                                                           5,805
                                                                     -----------
                                                                          26,539
SOUTH AFRICA 0.9%
--------------------------------------------------------------------------------

DIVERSIFIED FINANCIALS 0.3%
--------------------------------------------------------------------------------
African Bank Investments Ltd.                           494,000            2,751
Investec Ltd.                                            53,637            3,049
                                                                     -----------
                                                                           5,800
ENERGY 0.1%
--------------------------------------------------------------------------------
Sasol                                                    60,900            2,537

MEDIA 0.2%
--------------------------------------------------------------------------------
Naspers Ltd.                                            159,400            3,487

PHARMACEUTICALS & BIOTECHNOLOGY 0.1%
--------------------------------------------------------------------------------
Aspen Pharmacare Holdings Ltd. *                        294,400            2,079

RETAILING 0.1%
--------------------------------------------------------------------------------
Ellerine Holdings Ltd.                                  149,190            2,294

TELECOMMUNICATION SERVICES 0.1%
--------------------------------------------------------------------------------
MTN Group Ltd.                                          114,700            1,145
                                                                     -----------
                                                                          17,342
SPAIN 1.4%
--------------------------------------------------------------------------------

CAPITAL GOODS 0.2%
--------------------------------------------------------------------------------
Grupo Ferrovial SA                                       34,400            2,825

MATERIALS 0.2%
--------------------------------------------------------------------------------
Tubacex S.A.                                            483,418            3,226

MEDIA 0.6%
--------------------------------------------------------------------------------
Gestevision Telecinco S.A.                              450,000           11,493
Promotora de Informaciones S.A.                          34,130              625
                                                                     -----------
                                                                          12,118
RETAILING 0.4%
--------------------------------------------------------------------------------
Industria de Diseno Textil, SA                          180,678            7,354
                                                                     -----------
                                                                          25,523
SWEDEN 1.1%
--------------------------------------------------------------------------------

CAPITAL GOODS 0.1%
--------------------------------------------------------------------------------
Munters AB                                               70,689            2,685

CONSUMER DURABLES & APPAREL 0.2%
--------------------------------------------------------------------------------
JM AB                                                    65,005            4,184

DIVERSIFIED FINANCIALS 0.1%
--------------------------------------------------------------------------------
D. Carnegie & Co. AB                                     67,318            1,495

HEALTH CARE EQUIPMENT & SERVICES 0.1%
--------------------------------------------------------------------------------
Capio AB *                                               51,900            1,024

MEDIA 0.1%
--------------------------------------------------------------------------------
Modern Times Group AB,
   Series B *                                            36,450            2,001

RETAILING 0.2%
--------------------------------------------------------------------------------
KappAhl Holding AB                                      250,586            1,966
Lindex AB *                                             152,591            2,260
                                                                     -----------
                                                                           4,226
TECHNOLOGY HARDWARE & EQUIPMENT 0.3%
--------------------------------------------------------------------------------
Telefonaktiebolaget LM Ericsson,
   Class B                                            1,509,000            5,355
                                                                     -----------
                                                                          20,970
SWITZERLAND 9.1%
--------------------------------------------------------------------------------

CAPITAL GOODS 0.2%
--------------------------------------------------------------------------------
Georg Fischer AG - Reg'd. *                               7,020            3,410

COMMERCIAL SERVICES & SUPPLIES 1.2%
--------------------------------------------------------------------------------
Adecco S.A.                                             295,491           18,328
SGS S.A. *                                                3,920            3,878
                                                                     -----------
                                                                          22,206
CONSUMER DURABLES & APPAREL 0.6%
--------------------------------------------------------------------------------
Swatch Group AG                                          65,500           11,742

DIVERSIFIED FINANCIALS 1.8%
--------------------------------------------------------------------------------
Bank Sarasin & Cie AG                                       636            1,908
Credit Suisse Group                                     181,500           11,400


46 See financial notes.

LAUDUS INTERNATIONAL MARKETMASTERS FUND

                                                      NUMBER OF         VALUE
SECURITY                                               SHARES        ($ x 1,000)
EFG International *                                      63,400            1,892
Partners Group *                                         22,043            1,377
UBS AG, Reg'd.                                          150,632           17,679
                                                                     -----------
                                                                          34,256
FOOD, BEVERAGE & TOBACCO 1.2%
--------------------------------------------------------------------------------
Nestle S.A.                                              71,073           21,669

HEALTH CARE EQUIPMENT & SERVICES 0.6%
--------------------------------------------------------------------------------
Galenica Holding AG - Reg'd. *                            8,175            1,666
Nobel Biocare Holding AG                                 13,007            3,203
Phonak Holding AG                                        34,000            2,108
Synthes, Inc.                                            42,200            5,219
                                                                     -----------
                                                                          12,196
INSURANCE 0.2%
--------------------------------------------------------------------------------
Swiss Re                                                 42,010            3,068

MATERIALS 1.3%
--------------------------------------------------------------------------------
Givaudan AG - Reg'd.                                     11,700            9,818
Lonza Group AG                                          106,400            7,547
Syngenta AG *                                            45,300            6,295
                                                                     -----------
                                                                          23,660
PHARMACEUTICALS & BIOTECHNOLOGY 1.8%
--------------------------------------------------------------------------------
Novartis AG, Reg'd                                      326,874           18,734
Roche Holdings AG                                        87,617           13,447
Tecan AG *                                               38,398            2,187
                                                                     -----------
                                                                          34,368
RETAILING 0.0%
--------------------------------------------------------------------------------
Charles Vogele Holding AG *                               2,908              246

SOFTWARE & SERVICES 0.1%
--------------------------------------------------------------------------------
Temenos Group AG *                                      166,202            1,601

TRANSPORTATION 0.1%
--------------------------------------------------------------------------------
Kuehne & Nagel International AG *                         6,400            2,321
                                                                     -----------
                                                                         170,743
TAIWAN 1.9%
--------------------------------------------------------------------------------

BANKS 1.0%
--------------------------------------------------------------------------------
Chinatrust Financial Holding
   Co., Ltd.                                         23,138,289           18,993

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 0.3%
--------------------------------------------------------------------------------
Himax Technologies, Inc. ADR *                          113,200            1,008
MediaTek, Inc.                                          298,400            3,487
Novatek Microelectronics Corp., Ltd.                          1               --
Taiwan Semiconductor Manufacturing
   Co., Ltd. ADR                                         30,900              324
                                                                     -----------
                                                                           4,819
TECHNOLOGY HARDWARE & EQUIPMENT 0.6%
--------------------------------------------------------------------------------
Hon Hai Precision Industry Co.,
   Ltd.                                                 642,241            4,339
Taiwan Green Point Enterprise Co.,
   Ltd.                                               1,147,000            3,318
Wistron NeWeb Corp.                                     835,000            3,608
                                                                     -----------
                                                                          11,265
                                                                     -----------
                                                                          35,077
TURKEY 0.3%
--------------------------------------------------------------------------------

BANKS 0.2%
--------------------------------------------------------------------------------
Turk Ekonomi Bankasi A.S.                                77,464            1,439
Turkiye Garanti Bankasi A.S.                            381,000            1,572
                                                                     -----------
                                                                           3,011
MATERIALS 0.1%
--------------------------------------------------------------------------------
Akcansa Cimento A.S.                                    314,377            2,411
                                                                     -----------
                                                                           5,422
UNITED KINGDOM 16.4%
--------------------------------------------------------------------------------

BANKS 1.8%
--------------------------------------------------------------------------------
Barclays plc                                            119,785            1,488
Hilton Group plc                                        580,000           10,200
Lloyds TSB Group plc                                    994,000            9,614
Northern Rock plc                                       337,000            6,492
Standard Chartered plc                                  195,900            5,181
                                                                     -----------
                                                                          32,975
CAPITAL GOODS 1.7%
--------------------------------------------------------------------------------
Ashtead Group plc                                       912,264            3,913
Charter plc *                                           210,129            3,056
Enodis plc                                            1,515,000            4,146
Morgan Crucible Co., plc *                              400,385            1,820
Rolls-Royce Group plc *                               1,376,600           11,927
Ultra Electronics Holdings plc                          161,597            3,217
Vt Group plc                                            460,213            3,841
                                                                     -----------
                                                                          31,920


                                                         See financial notes. 47

LAUDUS INTERNATIONAL MARKETMASTERS FUND

PORTFOLIO HOLDINGS continued

                                                      NUMBER OF         VALUE
SECURITY                                               SHARES        ($ x 1,000)
COMMERCIAL SERVICES & SUPPLIES 0.9%
--------------------------------------------------------------------------------
Aggreko plc                                             415,416            2,338
Babcock International Group plc                         271,149            1,570
Homeserve plc                                            73,603            1,972
Michael Page Group plc                                1,570,200           10,959
                                                                     -----------
                                                                          16,839
CONSUMER SERVICES 0.1%
--------------------------------------------------------------------------------
Carnival plc                                             37,568            1,842

DIVERSIFIED FINANCIALS 0.2%
--------------------------------------------------------------------------------
IG Group Holdings plc                                   949,674            3,992

ENERGY 1.6%
--------------------------------------------------------------------------------
BG Group plc                                            994,500           13,251
BP plc                                                  375,000            4,584
Burren Energy plc                                       128,300            2,332
Cairn Energy plc *                                       82,200            3,479
Stolt Offshore SA *                                     275,194            4,486
Tullow Oil plc                                          273,890            2,054
                                                                     -----------
                                                                          30,186
FOOD & STAPLES RETAILING 0.6%
--------------------------------------------------------------------------------
Tesco plc                                             1,603,700            9,336
William Morrison Supermarkets
   plc                                                  662,895            2,254
                                                                     -----------
                                                                          11,590
FOOD, BEVERAGE & TOBACCO 1.5%
--------------------------------------------------------------------------------
Cadbury Schweppes plc                                 1,048,744           10,344
Diageo plc                                            1,124,000           18,484
                                                                     -----------
                                                                          28,828
HEALTH CARE EQUIPMENT & SERVICES 0.0%
--------------------------------------------------------------------------------
Smith & Nephew plc                                       34,438              284

HOUSEHOLD & PERSONAL PRODUCTS 0.2%
--------------------------------------------------------------------------------
Reckitt Benckiser plc                                   110,100            4,010

MATERIALS 0.2%
--------------------------------------------------------------------------------
Peter Hambro Mining plc *                               141,678            4,258

MEDIA 2.7%
--------------------------------------------------------------------------------
British Sky Broadcasting Group
   plc                                                2,309,000           22,027
Johnston Press plc                                    1,488,000           13,188
Trinity Mirror plc                                    1,449,000           14,484
WPP Group plc                                            42,400              521
                                                                     -----------
                                                                          50,220
PHARMACEUTICALS & BIOTECHNOLOGY 1.5%
--------------------------------------------------------------------------------
GlaxoSmithKline plc                                     991,000           28,481

RETAILING 1.3%
--------------------------------------------------------------------------------
Kingfisher plc                                          766,676            3,147
Signet Group plc                                      9,353,000           17,938
The Carphone Warehouse plc                              416,400            2,530
                                                                     -----------
                                                                          23,615
TECHNOLOGY HARDWARE & EQUIPMENT 0.3%
--------------------------------------------------------------------------------
Premier Farnell plc                                     858,422            3,142
Rotork plc                                              121,309            1,709
                                                                     -----------
                                                                           4,851
TELECOMMUNICATION SERVICES 1.3%
--------------------------------------------------------------------------------
Vanco plc *                                              42,465              429
Vodafone Group plc                                    9,976,600           23,596
                                                                     -----------
                                                                          24,025
TRANSPORTATION 0.5%
--------------------------------------------------------------------------------
Associated British Ports Holdings
   plc                                                  746,000            9,923

UTILITIES 0.0%
--------------------------------------------------------------------------------
Centrica plc                                            156,260              850
                                                                     -----------
                                                                         308,689

PREFERRED STOCK 0.5% OF NET ASSETS

BRAZIL 0.3%
--------------------------------------------------------------------------------

BANKS 0.1%
--------------------------------------------------------------------------------
Banco Itau Holding Financeira S.A.                       78,300            2,468

ENERGY 0.2%
--------------------------------------------------------------------------------
Petroleo Brasileiro S.A.                                191,400            4,240
                                                                     -----------
                                                                           6,708
GERMANY 0.2%
--------------------------------------------------------------------------------

CONSUMER DURABLES & APPAREL 0.1%
--------------------------------------------------------------------------------
Hugo Boss AG                                             51,882            2,455


48 See financial notes.

LAUDUS INTERNATIONAL MARKETMASTERS FUND

                                                      NUMBER OF         VALUE
SECURITY                                               SHARES        ($ x 1,000)
MEDIA 0.1%
--------------------------------------------------------------------------------
ProSiebenSat.1 Media AG                                  23,607              654
                                                                     -----------
                                                                           3,109
NETHERLANDS 0.0%
--------------------------------------------------------------------------------

CAPITAL GOODS 0.0%
--------------------------------------------------------------------------------
Ballast Nedam N.V. *                                     16,141              666

SECURITY                                            FACE AMOUNT
  RATE, MATURITY DATE                               ($ x 1,000)
--------------------------------------------------------------------------------
U.S. TREASURY OBLIGATION 0.2% OF NET ASSETS

U.S. Treasury Bill
   4.54%, 06/15/06                                          240              239
   4.55%, 06/15/06                                        2,745            2,730
                                                                     -----------
                                                                           2,969

                                                     NUMBER OF
SECURITY                                              SHARES
OTHER INVESTMENT COMPANIES 7.6% OF NET ASSETS

iShares MSCI Emerging Markets
   Index Fund (a)                                       125,000           13,181
State Street Navigator Security
   Lending Prime Portfolio                           78,560,000           78,560
State Street Institutional Liquid
   Reserves                                          50,141,663           50,142
                                                                     -----------
                                                                         141,883
RIGHTS 0.0% OF NET ASSETS

SWEDEN 0.0%
--------------------------------------------------------------------------------
Capio AB *                                               51,900               38
JM AB *                                                  65,005               89
                                                                     -----------
                                                                             127
SWITZERLAND 0.0%
--------------------------------------------------------------------------------
Swiss Reinsurance *                                      39,703               --

END OF INVESTMENTS.

At April 30, 2006, the tax basis cost of the fund's investments was $1,443,316, and the unrealized appreciation and depreciation were $408,696 and ($6,209), respectively, with a net unrealized appreciation of $402,487.

*   Non-income producing security.
(a) All or a portion of this security is held as collateral for open futures contracts.

ADR - American Depositary Receipt.
GDR - Global Depositary Receipt.

In addition to the above, the fund held the following at 04/30/06. All numbers are x 1,000 except number of futures contracts.

                              NUMBER OF      CONTRACT      UNREALIZED
                              CONTRACTS        VALUE         GAINS
---------------------------------------------------------------------
FUTURES CONTRACT

Russell 2000 Index, Long
expires 06/15/06                    100        38,440           1,233
S&P 500 Index, Long
expires 06/15/06                    107        35,200             175
                                                           ----------
                                                                1,408


                                                         See financial notes. 49

LAUDUS INTERNATIONAL MARKETMASTERS FUND

PORTFOLIO HOLDINGS continued

In addition to the above, the fund held the following at 4/30/06. All numbers x 1,000.

FORWARD FOREIGN CURRENCY CONTRACTS

                                        Amount of                           Amount of
                     Currency to      Currency to       Currency to       Currency to         Unrealized
Expiration Date      be Received      be Received      be Delivered      be Delivered      Gains/(Losses)
05/03/2006           BRL                       57      USD                         57                  0
05/02/2006           USD                      260      EUR                        256                 (4)
05/03/2006           USD                      185      EUR                        182                 (3)
05/03/2006           EUR                    3,718      USD                      3,741                 23
05/04/2006           USD                      736      EUR                        733                 (3)
05/04/2006           EUR                      404      USD                        404                  0
05/08/2006           HKD                       45      USD                         46                  0
05/09/2006           HKD                       27      USD                         27                  0
05/10/2006           HKD                       31      USD                         31                  0
05/01/2006           JPY                      239      USD                        241                  1
05/08/2006           USD                      431      JPY                        432                 (1)
05/02/2006           GBP                       10      USD                         10                  0
05/03/2006           GBP                    1,522      USD                      1,540                 18
05/04/2006           USD                      142      GBP                        141                 (1)
05/04/2006           GBP                       47      USD                         47                  0
05/02/2006           SGD                        5      USD                          5                  0
05/04/2006           SGD                       17      USD                         17                  0
05/03/2006           SGD                       15      USD                         15                  0
05/04/2006           ZAR                      694      USD                        700                  6
05/04/2006           SEK                       49      USD                         48                 (0)
05/02/2006           CHF                      349      USD                        357                  8
05/04/2006           CHF                      241      USD                        241                  0
05/10/2006           USD                    6,137      CHF                      6,478                341
05/10/2006           CHF                    6,058      USD                      6,137                 79
                                                                                           -------------
                                                                                                     464


50 See financial notes.

LAUDUS INTERNATIONAL MARKETMASTERS FUND

Statement of
ASSETS AND LIABILITIES
As of April 30, 2006; unaudited. All numbers x 1,000 except NAV.

ASSETS
--------------------------------------------------------------------------------
Investments, at value (cost $1,439,387)                              $1,845,803
Cash                                                                     17,664
Foreign currency (cost $11,265)                                          11,409
Receivables:
   Fund shares sold                                                       9,730
   Dividends                                                              3,950
   Interest                                                                 118
   Due from brokers for futures                                             311
   Foreign tax reclaims                                                     850
   Investment sold                                                        7,443
Unrealized appreciation on foreign currency contracts                        39
Unrealized appreciation on forward foreign currency contracts               476
Prepaid expenses                                                  +          67
                                                                  --------------
TOTAL ASSETS                                                          1,897,860

LIABILITIES
--------------------------------------------------------------------------------
Payables:
   Investments bought                                                    18,857
   Foreign withholding taxes                                                238
   Transfer agent and shareholder services fees                              35
   Trustee fees                                                               3
   Investment adviser and administrator fees                                201
   Fund shares redeemed                                                   1,073
Unrealized depreciation on foreign currency contracts                        17
Unrealized depreciation on forward foreign currency contracts                12
Accrued expenses                                                  +         285
                                                                  --------------
TOTAL LIABILITIES                                                        20,721

NET ASSETS
--------------------------------------------------------------------------------
TOTAL ASSETS                                                          1,897,860
TOTAL LIABILITIES                                                 -      20,721
                                                                  --------------
NET ASSETS                                                           $1,877,139

NET ASSETS BY SOURCE
Capital received from investors                                       1,411,795
Distribution in excess of net investment income                          (4,028)
Net realized capital gains                                               60,890
Net unrealized capital gains                                            408,482

NET ASSET VALUE (NAV) BY SHARE CLASS

                                        SHARES
SHARE CLASS       NET ASSETS   /   OUTSTANDING   =      NAV
Investor Shares   $1,325,046            63,928       $20.73
Select Shares       $552,093            26,616       $20.74


                                                         See financial notes. 51

LAUDUS INTERNATIONAL MARKETMASTERS FUND

Statement of
OPERATIONS
For November 1, 2005 through April 30, 2006. All numbers x 1,000.

INVESTMENT INCOME
-------------------------------------------------------------------------------
Dividends                                                              $10,480
Interest                                                           +     5,247
                                                                   ------------
TOTAL INVESTMENT INCOME                                                 15,727

NET REALIZED GAINS AND LOSSES
-------------------------------------------------------------------------------
Net realized gains on investments                                       89,323
Net realized losses on foreign currency transactions                      (101)
Net realized gains on futures contracts                            +     1,287
                                                                   ------------
NET REALIZED GAINS                                                      90,509

NET UNREALIZED GAINS AND LOSSES
-------------------------------------------------------------------------------
Net unrealized gains on investments                                    215,293
Net unrealized losses on foreign currency transactions                  (4,902)
Net unrealized gains on futures contracts                          +     1,301
                                                                   ------------
NET UNREALIZED GAINS                                                   211,692

EXPENSES
-------------------------------------------------------------------------------
Investment adviser and administrator fees                                8,750
Transfer agent and shareholder service fees:
   Investor Shares                                                       1,265
   Select Shares                                                           394
Trustees' fees                                                               7
Custodian fees                                                             252
Portfolio accounting fees                                                   73
Professional fees                                                           38
Registration fees                                                           52
Shareholder reports                                                         82
Other expenses                                                     +         5
                                                                   ------------
Total expenses                                                          10,918
Expense reduction                                                  -       182
                                                                   ------------
NET EXPENSES                                                            10,736

INCREASE IN NET ASSETS FROM OPERATIONS
-------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                                 15,727
NET EXPENSES                                                       -    10,736
                                                                   ------------
NET INVESTMENT INCOME                                                    4,991
NET REALIZED GAINS                                                      90,509
NET UNREALIZED GAINS                                               +   211,692
                                                                   ------------
INCREASE IN NET ASSETS FROM OPERATIONS                                $307,192


52 See financial notes.

LAUDUS INTERNATIONAL MARKETMASTERS FUND

Statements of
CHANGES IN NET ASSETS

For the current and prior report periods. All numbers x 1,000.
Figures for the current period are unaudited.

OPERATIONS
--------------------------------------------------------------------------------
                                          11/1/05-4/30/06      11/1/04-10/31/05
Net investment income                              $4,991                $3,570
Net realized gains                                 90,509                56,947
Net unrealized gains or losses            +       211,692               110,325
                                          --------------------------------------
INCREASE IN NET ASSETS FROM OPERATIONS            307,192               170,842

DISTRIBUTIONS PAID
--------------------------------------------------------------------------------
DIVIDENDS FROM NET INVESTMENT INCOME
Investor Shares                                     7,908                   907
Select Shares                             +         3,448                   317
                                          --------------------------------------
TOTAL DIVIDENDS FROM NET
   INVESTMENT INCOME                              $11,356                $1,224

TRANSACTIONS IN FUND SHARES
---------------------------------------------------------------------------------------
                                    11/1/05-4/30/06          11/1/04-10/31/05
                                   SHARES         VALUE     SHARES        VALUE
SHARES SOLD
Investor Shares                    22,279      $423,828     17,457     $271,992
Select Shares                   +  11,560       219,695     11,835      185,351
                                ------------------------------------------------
TOTAL SHARES SOLD                  33,839      $643,523     29,292     $457,343

SHARES REINVESTED
Investor Shares                       406        $7,287         58         $837
Select Shares                   +     164         2,946         20          278
                                ------------------------------------------------
TOTAL SHARES REINVESTED               570        10,233         78       $1,115

SHARES REDEEMED
Investor Shares                    (6,045)    ($113,531)   (10,865)   ($169,365)
Select Shares                   +  (1,424)      (26,802)    (1,515)     (24,118)
                                ------------------------------------------------
TOTAL SHARES REDEEMED              (7,469)    ($140,333)   (12,380)   ($193,483)

NET TRANSACTIONS IN FUND SHARES    26,940      $513,423     16,990     $264,975

SHARES OUTSTANDING AND NET ASSETS
--------------------------------------------------------------------------------
                                      11/1/05-4/30/06         11/1/04-10/31/05
                                   SHARES    NET ASSETS     SHARES   NET ASSETS
Beginning of period                63,604    $1,067,880     46,614     $633,287
Total increase                  +  26,940       809,259     16,990      434,593
                                ------------------------------------------------
END OF PERIOD                      90,544    $1,877,139     63,604   $1,067,880
                                ------------------------------------------------

DISTRIBUTION IN EXCESS OF
   NET INVESTMENT INCOME/NET
   INVESTMENT INCOME NOT YET
   DISTRIBUTED                                  ($4,028)                 $1,223


                                                         See financial notes. 53

LAUDUS MARKETMASTERS FUNDS

1. BUSINESS STRUCTURE OF THE FUNDS

Each of the funds discussed in this report is a series of Schwab Capital Trust, a no-load, open-end management investment company. The company is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended. The list below shows all the funds in the trust including the funds discussed in this report, which are highlighted:

SCHWAB CAPITAL TRUST (organized May 7, 1993)
  LAUDUS U.S. MARKETMASTERS FUND(TM)
  LAUDUS SMALL-CAP MARKETMASTERS FUND(TM)
  LAUDUS INTERNATIONAL MARKETMASTERS FUND(TM)
  Schwab S&P 500 Index Fund
  Schwab Institutional Select(R) S&P 500 Fund
  Schwab Small-Cap Index Fund(R)
  Schwab Total Stock Market Index Fund(R)
  Schwab International Index Fund(R)
  Schwab MarketTrack All Equity Portfolio(TM)
  Schwab MarketTrack Growth Portfolio(TM)
  Schwab MarketTrack Balanced Portfolio(TM)
  Schwab MarketTrack Conservative Portfolio(TM)
  Schwab Viewpoints Fund(TM)
  Schwab Premier Equity Fund(R)
  Schwab Core Equity Fund(TM)
  Schwab Dividend Equity Fund(TM)
  Schwab Large-Cap Growth Fund(TM)
  Schwab Small-Cap Equity Fund(TM)
  Schwab Hedged Equity Fund(TM)
  Schwab Financial Services Fund(TM)
  Schwab Health Care Fund(TM)
  Schwab Technology Fund(TM)
  Schwab Target 2010 Fund
  Schwab Target 2020 Fund
  Schwab Target 2030 Fund
  Schwab Target 2040 Fund
  Schwab Retirement Income Fund

Laudus MarketMasters Funds offer two share classes: Investor Shares and Select Shares(R). Shares of each class represent interest in the same portfolio, but each class has different expenses and investment minimums.

Shares are bought and sold at net asset value, or NAV, which is the price for all outstanding shares. Each share has a par value of 1/1,000 of a cent, and the trustees may issue as many shares as necessary.

Prior to June 3, 2002, each fund invested in a mix of actively managed mutual funds. The transition to their multi-manager strategy began on June 3, 2002.

2. SIGNIFICANT ACCOUNTING POLICIES:

The following is a summary of the significant accounting policies the funds use in their operations and in their preparation of financial statements:

(A) SECURITY VALUATION:

The funds value the securities in their portfolios every business day. The funds use the following policies to value various types of securities:

- SECURITIES TRADED ON AN EXCHANGE OR OVER-THE-COUNTER: valued at the closing value for the day, or, on days when no closing value has been reported, halfway between the most recent bid and asked quotes. Securities that are primarily traded on foreign exchanges are valued at the closing values of such securities on their respective exchanges with these values then translated into U.S. dollars at the current exchange rate.


54 See financial notes.

LAUDUS MARKETMASTERS FUNDS

- SECURITIES FOR WHICH NO QUOTED VALUE IS AVAILABLE OR WHEN A SIGNIFICANT EVENT HAS OCCURRED BETWEEN THE TIME OF THE SECURITY'S LAST CLOSE AND THE TIME THE FUND CALCULATES NET ASSET VALUE: valued at fair value, as determined in good faith by the fund's investment adviser using guidelines adopted by the fund's Board of Trustees and the Pricing Committee. Some of the more common reasons that may necessitate that a security be valued at fair value include: the security's trading has been halted or suspended; the security has been delisted from a national exchange; the security's primary trading market is temporarily closed at a time when under normal conditions it would be open; or the security's primary pricing source is not able or willing to provide a price.

   The Laudus International MarketMasters Fund has engaged a third party fair value service provider to systematically recommend the adjustment of closing market prices of securities traded principally in foreign markets. The Board of Trustees regularly reviews fair value determinations made by the Funds pursuant to the procedures.

- BONDS AND NOTES: valued at halfway between the most recent bid and asked quotes or, if such quotes are unavailable, at prices for securities of comparable maturity, credit quality and type. Valuations for bonds and notes are provided by an independent bond-pricing service.

- FUTURES AND FORWARDS: open contracts are valued at their settlement prices as of the close of their exchanges (for futures) or at a market value based on that day's exchange rates (for forwards). When a fund closes out a futures or forwards position, it calculates the difference between the value of the position at the beginning and at the end, and records a realized gain or loss accordingly.

- SHORT-TERM SECURITIES (60 DAYS OR LESS TO MATURITY): valued at amortized cost.

- MUTUAL FUNDS: valued at their respective net asset values as determined by those funds in accordance with the 1940 Act for a given day.

(B) PORTFOLIO INVESTMENTS:

DELAYED-DELIVERY: The funds may buy securities on a delayed-delivery basis. In these transactions, the funds agree to buy a security for a stated price, with settlement generally occurring within two weeks. If the security's value falls before settlement occurs, the funds could end up paying more for the security than its market value at the time of settlement. The funds have set aside sufficient securities as collateral for those securities bought on a delayed-delivery basis.

FUTURES CONTRACT: The funds may invest in futures contracts. Futures contracts involve certain risks because they can be very sensitive to market movements.

One risk is that the price of a futures contract may not move in perfect correlation with the price of the underlying securities. Another risk is that, at certain times, it may be impossible for a fund to close out a position in a futures contract, due to a difference in trading hours or to market conditions that may reduce the liquidity for a futures contract or its underlying securities. The potential for losses associated with futures contracts may exceed amounts recorded in the Statement of Assets and Liabilities.

LAUDUS MARKETMASTERS FUNDS

Because futures carry inherent risks, a fund must give the broker a deposit of cash and/or securities (the "initial margin") whenever it enters into the futures contract. The amount of the deposit may vary from one contract to another, but it is generally a percentage of the contract amount.

Futures are traded publicly on exchanges, and their market value changes daily. A fund records the change in market value of futures, and also the change in the amount of margin deposit required ("variation margin").

FORWARD CURRENCY CONTRACT: LAUDUS INTERNATIONAL MARKETMASTERS FUND may invest in forward currency contracts in connection with the purchase and sale of portfolio securities to minimize the uncertainty of changes in future exchange rates. "Forwards" as they are known, are contracts to buy and sell a currency at a set price on a future date. Forwards are similar to futures except that they are not publicly traded, but are agreements directly between two parties.

As with futures, forwards involve certain risks that are not fully reflected in the fund's financials. If counterparties to the contracts or if the value of the foreign currency changes unfavorably, the fund could sustain a loss.

REPURCHASE AGREEMENTS: The funds may enter into repurchase agreements. In a repurchase agreement, a fund buys a security from another party (usually a financial institution) with the agreement that it be sold back in the future. The date, price and other conditions are all specified when the agreement is created.

The funds' repurchase agreements will be fully collateralized by U.S. government securities. All collateral is held by the funds' custodian (or, with tri-party agreements, the agent's bank) and is monitored daily to ensure that is market value is at least equal to the repurchase price under the agreement.

(C) SECURITY TRANSACTIONS:

Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved. Gains and losses from paydowns on mortgage and asset backed securities are recorded as adjustments to interest income.

Assets and liabilities denominated in foreign currencies are reported in U.S. dollars. For assets and liabilities held on a given date, the dollar value is based on market exchange rates in effect on that date. Transactions involving foreign currencies, including purchases, sales, income receipts and expense payments, are calculated using exchange rates in effect on the transaction date.

For the period ended April 30, 2006, purchases and sales of securities (excluding short-term obligations) were as follows:

                                             PURCHASES          SALES/MATURITIES
U.S. MarketMasters Fund                        $51,359                   $63,108
Small-Cap MarketMasters Fund                    53,756                    66,228
International MarketMasters Fund               794,906                   407,488

LAUDUS MARKETMASTERS FUNDS

(D) INCOME, EXPENSES AND DISTRIBUTIONS:

Interest income is recorded as it accrues. If a fund buys a debt security at a discount (that is, for less than face value) or a premium (more than face value), it amortizes the discount or premium from the current date to maturity. The fund then increases (in the case of discounts) or reduces (in the case of premiums) the income it records from the security. If the security is callable (meaning that the issuer has the option to pay it off before its maturity date), then the fund amortizes the premium to the security's call date and price, rather than the maturity date and price. Dividends and distributions from portfolio securities are recorded on the date they are effective (the ex-dividend date), although the funds record certain foreign security dividends on the day they learn of the ex-dividend date.

Expenses that are specific to a fund are charged directly to that fund. Expenses that are common to all funds within a trust generally are allocated among the funds in proportion to their average daily net assets.

For funds offering multiple share classes, the net investment income, the realized and unrealized gains or losses, other than class specific expenses, are allocated daily to each class in proportion to its net assets.

The funds pay dividends from net investment income and make distributions from net realized capital gains once a year.

Each fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, each fund also keeps certain assets in segregated accounts, as may be required by securities law.

(E) EARLY REDEMPTION FEES:

The funds may impose a short-term redemption fee on any fund shares that are redeemed or exchanged by a shareholder within a specified number of days of the purchase date. For the shares purchased on or prior to 4/29/05, the Laudus International MarketMasters Fund charged a redemption fee of 1.50% on shares held 180 days or less. For shares purchased after 4/29/05, the funds charge a redemption fee of 2.00% on shares held 30 days or less. Such amounts are net of the redemption fee proceeds on the Statement of Changes in Net Assets. The redemption fees charged during the current and prior fiscal years were:

                                          APRIL 30, 2006        OCTOBER 31, 2005
U.S. MARKETMASTERS FUND
  Investor Shares                                 $0*                     $1
  Select Shares                                  $--                      --

SMALL-CAP MARKETMASTERS FUND
  Investor Shares                                 $0*                     $2
  Select Shares                                  $--                      --

INTERNATIONAL MARKETMASTERS FUND
  Investor Shares                                $21                     $102
  Select Shares                                   $4                      $26

* Amount is not round to $1,000.

LAUDUS MARKETMASTERS FUNDS

(F) BORROWING:

The funds may borrow money from banks and custodians. The funds may obtain temporary bank loans through the trusts to which they belong, to use for meeting shareholder redemptions or for extraordinary or emergency purposes. The Schwab Funds have custodian overdraft facilities and line of credit arrangements of $150 million and $100 million with PNC Bank, N.A., and Bank of America, N.A., respectively. The funds pay interest on the amounts they borrow at rates that are negotiated periodically. There was no borrowing for any funds during the period.

(G) ACCOUNTING ESTIMATES:

The accounting policies described in this report conform with accounting principles generally accepted in the United States of America. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It's possible that once the results are known, they may turn out to be different from these estimates.

(H) INDEMNIFICATION:

Under the funds' organizational documents, the officers and trustees are indemnified against certain liability arising out of the performance of their duties to the funds. In addition, in the normal course of business the funds enter into contracts with their vendors and others that provide general indemnifications. The funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the funds. However, based on experience, the funds expect the risk of loss to be remote.

3. AFFILIATES AND AFFILIATED TRANSACTIONS:

Charles Schwab Investment Management, Inc. (CSIM or the investment adviser), a wholly owned subsidiary of The Charles Schwab Corporation, serves as each fund's investment adviser and administrator pursuant to an Investment Advisory and Administration Agreement (Advisory Agreement) between it and the trust. Charles Schwab & Co., Inc. ("Schwab") is an affiliate of the investment adviser and is the trust's shareholder services agent and transfer agent.

For its advisory and administrative services to each fund, the investment adviser is entitled to receive an annual fee payable monthly based on each fund's average daily net assets described as follows:

                                 U.S.             SMALL-CAP        INTERNATIONAL
     AVERAGE DAILY           MARKETMASTERS      MARKETMASTERS      MARKETMASTERS
      NET ASSETS                 FUND               FUND               FUND
   First $500 million           0.925%              1.17%             1.290%
   Over $500 million             0.92%              1.13%             1.275%
     Over $1 billion             0.91%              1.07%             1.25%

For its transfer agent and shareholder services, Schwab is entitled to receive an annual fee payable monthly based on each fund's average daily net assets described as follows:

LAUDUS MARKETMASTERS FUNDS

                     TRANSFER AGENT FEES      SHAREHOLDER SERVICE FEES
Investor Shares             0.05%                      0.20%
Select Shares               0.05%                      0.15%

Although these agreements specify certain fees for these services, CSIM and Schwab have made additional agreements with the funds to limit the total expenses charged, excluding interest, taxes and certain non-routine expenses through February 27, 2007, as follows:

                                 U.S.             SMALL-CAP        INTERNATIONAL
                             MARKETMASTERS      MARKETMASTERS      MARKETMASTERS
                                 FUND               FUND               FUND
Investor Shares                  1.25%              1.55%              1.65%
Select Shares                    1.07%              1.37%              1.47%

Pursuant to an exemptive order issued by the SEC, the funds may enter into interfund borrowing and lending transactions within the Schwab Funds. All loans are for temporary or emergency purposes only. The interest rate charged on the loan is the average of the overnight repurchase agreement rate and the short-term bank loan rate. The interfund lending facility is subject to the oversight and periodic review of the Board of Trustees of the Schwab Funds. There was no interfund borrowing or lending activity for any fund during the period.

Trustees may include people who are officers and/ or directors of the investment adviser or Schwab. Federal securities law limits the percentage of such "interested persons" who may serve on a trust's board, and the trust was in compliance with these limitations throughout the report period. The trust did not pay any of these persons for their service as trustees, but it did pay non-interested persons (independent trustees), as noted in each fund's Statement of Operations.

4. FEDERAL INCOME TAXES:

The funds intend to meet federal income and excise tax requirements for regulated investment companies. Accordingly, the funds distribute substantially all of their net investment income and realized net capital gains (if any) to their respective shareholders each year. The net investment income and realized capital gains and losses may differ for financial statement and tax purposes primarily due to differing treatments of losses on wash sales. As long as a fund meets the tax requirements, it is not required to pay federal income tax.

As of October 31, 2005, the components of undistributed earnings on a tax basis were as follows:

                                               U.S.             SMALL-CAP        INTERNATIONAL
                                           MARKETMASTERS      MARKETMASTERS      MARKETMASTERS
                                               FUND               FUND               FUND
Undistributed ordinary income                    $206                $11            $11,353
Undistributed long-term capital gains             $--             $8,917                $--
Unrealized appreciation/depreciation          $14,495            $14,935           $184,045

As of October 31, 2005, the following funds had capital loss carry forwards available to offset future net capital gains before the expiration dates:

                                 U.S.             SMALL-CAP        INTERNATIONAL
                             MARKETMASTERS      MARKETMASTERS      MARKETMASTERS
       EXPIRE                    FUND               FUND               FUND
         2010                  $31,494               --              $22,113
         2011                      604               --               $3,747
                             ---------------------------------------------------
                               $32,098               --              $25,860
                             ---------------------------------------------------

The tax-basis components of distributions for the fiscal year ended October 31, 2005 were:

                                               U.S.             SMALL-CAP        INTERNATIONAL
                                           MARKETMASTERS      MARKETMASTERS      MARKETMASTERS
                                               FUND               FUND               FUND
From ordinary income                           $206                  --             $11,353
From long-term capital gains                     --              $8,917                  --
From return of capital                           --                  --                  --

The permanent book and tax basis differences may result in reclassifications between capital account and other accounts as required. The adjustments will have no impact on net assets or the results of operations. As of October 31, 2005, the funds made the following reclassifications:

                                               U.S.             SMALL-CAP        INTERNATIONAL
                                           MARKETMASTERS      MARKETMASTERS      MARKETMASTERS
                                               FUND               FUND               FUND
Capital shares                                 ($3)             ($1,192)               --
Undistributed net investment income           ($23)              $1,145             ($902)
Net realized capital gains and losses          $26                  $47              $902

TRUSTEES AND OFFICERS

      A fund's Board of Trustees is responsible for protecting the interests of that fund's shareholders. The tables below give information about the people who serve as trustees and officers for the Schwab Funds(R), including the funds covered in this report. Trustees remain in office until they resign, retire or are removed by shareholder vote. 1

      Under the Investment Company Act of 1940, any officer, director, or employee of Schwab or CSIM is considered an "interested person," meaning that he or she is considered to have a business interest in Schwab or CSIM. These individuals are listed as "interested trustees." The "independent trustees" are individuals who, under the 1940 Act, are not considered to have a business interest in Schwab or CSIM.

      Each of the 57 Schwab Funds belongs to one of these trusts: The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust or Schwab Annuity Portfolios. Currently all these trusts have the same trustees and officers. The address for all trustees and officers is 101 Montgomery Street, San Francisco, CA 94104. You can find more information about the trustees and officers in the Statement of Additional Information, which is available free by calling 1-800-435-4000.

INDEPENDENT TRUSTEES

NAME AND
YEAR OF BIRTH             TRUSTEE SINCE                 MAIN OCCUPATIONS AND OTHER DIRECTORSHIPS AND AFFILIATIONS
-----------------------------------------------------------------------------------------------------------------------------------
MARIANN BYERWALTER        2000 (all trusts).            Chairman of JDN Corporate Advisory LLC. From 1996 to 2001,
1960                                                    Vice President for Business Affairs and Chief Financial Officer of
                                                        Stanford University, and in 2001, Special Advisor to the President
                                                        of Stanford University.

                                                        Board 1--Trustee of the Laudus Trust, Laudus Variable Insurance
                                                        Trust, The Charles Schwab Family of Funds, Schwab Investments,
                                                        Schwab Capital Trust and Schwab Annuity Portfolios, each a registered investment company that is part of the mutual fund complex referred to as the "Schwab Mutual Fund Complex." 2 Schwab and/or its affiliates act as the investment adviser to each portfolio in the Schwab Mutual Fund Complex.
                                                        Board 2--Director, Redwood Trust, Inc. (mortgage finance). Board 3--
                                                        Director, PMI Group, Inc. (mortgage insurance).

1 The Schwab Funds retirement policy requires that independent trustees elected after January 1, 2000 retire at age 72 or after twenty years of service as a trustee, whichever comes first. Independent trustees elected prior to January 1, 2000 will retire on the following schedule: Messrs. Holmes and Dorward will retire on December 31, 2007, and Messrs. Stephens and Wilsey will retire on December 31, 2010.

2 This includes 11 series of the Laudus Trust and the sole series of the Laudus
  Variable Insurance Trust.

INDEPENDENT TRUSTEES continued

NAME AND
YEAR OF BIRTH             TRUSTEE SINCE                 MAIN OCCUPATIONS AND OTHER DIRECTORSHIPS AND AFFILIATIONS
-----------------------------------------------------------------------------------------------------------------------------------
DONALD F. DORWARD         Family of Funds, 1989;        Chief Executive Officer, Dorward & Associates (corporate management,
1931                      Investments, 1991;            marketing and communications consulting). Until 1999: Executive Vice
                          Capital Trust, 1993;          President, Managing Director, Grey Advertising. Until 1996:
                          Annuity Portfolios, 1994.     President, Chief Executive Officer, Allen & Dorward Advertising.
------------------------------------------------------------------------------------------------------------------------------------
WILLIAM A. HASLER         2000 (all trusts).            Retired. Dean Emeritus, Haas School of Business, University of California,
1941                                                    Berkeley. Until February 2004, Co-Chief Executive Officer, Aphton
                                                        Corporation (bio-pharmaceuticals).

                                                        Board 1--Trustee of the Laudus Trust, Laudus Variable Insurance Trust,
                                                        The Charles Schwab Family of Funds, Schwab Investments, Schwab
                                                        Capital Trust and Schwab Annuity Portfolios, each a registered investment company that is part of the mutual fund complex referred to as the
                                                        "Schwab Mutual Fund Complex." 3 Schwab and/or its affiliates act as the investment adviser to each portfolio in the Schwab Mutual Fund
                                                        Complex. Board 2--Director, Aphton Corp. (bio-pharmaceuticals). Board
                                                        3--Director, Mission West Properties (commercial real estate). Board 4--
                                                        Director, TOUSA (home building). Board 5--Director, Stratex Networks
                                                        (network equipment). Board 6--Director, Genitope Corp.
                                                        (bio-pharmaceuticals). Board 7--Director & Non-Executive Chairman, Solectron
                                                        Corp. (manufacturing). Board 8--Director, Ditech Communications Corp.
                                                        (voice communications technology).
-----------------------------------------------------------------------------------------------------------------------------------
ROBERT G. HOLMES          Family of Funds, 1989;        Chairman, Chief Executive Officer, Director, Semloh Financial, Inc.
1931                      Investments, 1991;            (international financial services and investment advisory firm).
                          Capital Trust, 1993;
                          Annuity Portfolios, 1994.
-----------------------------------------------------------------------------------------------------------------------------------
GERALD B. SMITH           2000 (all trusts).            Chairman and Chief Executive Officer and founder of Smith Graham & Co.
1950                                                    (investment advisors).

                                                        Board 1--Board of Cooper Industries (electrical products, tools and hardware). Board 2--Chairman of the audit committee of Northern Border
                                                        Partners, M.L.P. (energy).
-----------------------------------------------------------------------------------------------------------------------------------
DONALD R. STEPHENS        Family of Funds, 1989;        Managing Partner, D.R. Stephens & Co. (investments). Until 1996: Chairman,
1938                      Investments, 1991;            Chief Executive Officer, North American Trust (real estate investment
                          Capital Trust, 1993;          trust).
                          Annuity Portfolios, 1994.
-----------------------------------------------------------------------------------------------------------------------------------
MICHAEL W. WILSEY         Family of Funds, 1989;        Chairman, Chief Executive Officer, Wilsey Bennett, Inc. (real estate
1943                      Investments, 1991;            investment and management, and other investments).
                          Capital Trust, 1993;
                          Annuity Portfolios, 1994.

3 This includes 11 series of the Laudus Trust and the sole series of the Laudus
  Variable Insurance Trust.

INTERESTED TRUSTEES

NAME AND                  TRUST POSITION(S);
YEAR OF BIRTH             TRUSTEE SINCE                 MAIN OCCUPATIONS AND OTHER DIRECTORSHIPS AND AFFILIATIONS
------------------------------------------------------------------------------------------------------------------------------------

CHARLES R. SCHWAB 4       Chairman, Trustee:            Chairman, Chief Executive Officer and Director, The Charles Schwab
1937                      Family of Funds, 1989;        Corporation, Charles Schwab & Co., Inc.; Chairman and Director, Charles
                          Investments, 1991;            Schwab Investment Management, Inc., Charles Schwab Bank, N.A.;
                          Capital Trust, 1993;          Chairman and Chief Executive Officer, Schwab (SIS) Holdings Inc. I,
                          Annuity Portfolios, 1994.     Schwab International Holdings, Inc.; Chief Executive Officer and Director,
                                                        Schwab Holdings, Inc.; Director, U.S. Trust Company, N.A., U.S. Trust
                                                        Corporation, United States Trust Company of New York. Until 5/03:
                                                        Co-Chief Executive Officer, The Charles Schwab Corporation.
------------------------------------------------------------------------------------------------------------------------------------
RANDALL W. MERK 4         Trustee, 2005                 Executive Vice President and President, Schwab Financial Products,
1954                      (all trusts).                 Charles Schwab & Co., Inc.; Director, Charles Schwab Worldwide Funds,
                                                        PLC and Charles Schwab Asset Management (Ireland) Limited. From
                                                        9/02 to 7/04: President and Chief Executive Officer, Charles Schwab
                                                        Investment Management, Inc. and Executive Vice President, Charles
                                                        Schwab & Co., Inc. Prior to 9/02: President and Chief Investment
                                                        Officer, American Century Investment Management; Director, American
                                                        Century Companies, Inc.

OFFICERS OF THE TRUST

NAME AND
YEAR OF BIRTH             TRUST OFFICE(S) HELD          MAIN OCCUPATIONS AND OTHER DIRECTORSHIPS AND AFFILIATIONS
------------------------------------------------------------------------------------------------------------------------------------
EVELYN DILSAVER           President, Chief              President, Chief Executive Officer and Director, Charles Schwab
1955                      Executive Officer             Investment Management, Inc.; Executive Vice President, Charles
                          (all trusts).                 Schwab & Co., Inc.; President and Chief Executive Officer, Laudus
                                                        Trust and Laudus Variable Insurance Trust; President, Excelsior Funds,
                                                        Inc., Excelsior Tax-Exempt Funds, Inc., and Excelsior Funds Trust;
                                                        President, Mutual Fund Division, UST Advisers, Inc. Until 7/04: Senior
                                                        Vice President, Asset Management Products & Services. Until 6/03:
                                                        Executive Vice President, Chief Financial Officer, Chief Administrative
                                                        Officer, U.S. Trust.
------------------------------------------------------------------------------------------------------------------------------------
STEPHEN B. WARD           Senior Vice President,        Senior Vice President, Chief Investment Officer, Director, Charles
1955                      Chief Investment              Schwab Investment Management, Inc.; Chief Investment Officer, The
                          Officer (all trusts).         Charles Schwab Trust Co.

4 In addition to their positions with the investment adviser and the distributor, Messrs. Schwab and Merk also own stock of the Charles Schwab Corporation.

OFFICERS OF THE TRUST continued

NAME AND
YEAR OF BIRTH             TRUST OFFICE(S) HELD          MAIN OCCUPATIONS AND OTHER DIRECTORSHIPS AND AFFILIATIONS
------------------------------------------------------------------------------------------------------------------------------------
KIMON DAIFOTIS            Senior Vice President,        Senior Vice President and Chief Investment Officer, Fixed Income,
1959                      Chief Investment              Charles Schwab Investment Management, Inc. Until 6/04: Vice
                          Officer (all trusts).         President and Senior Portfolio Manager, Charles Schwab Investment
                                                        Management, Inc.
------------------------------------------------------------------------------------------------------------------------------------
JEFFREY MORTIMER          Senior Vice President,        Senior Vice President, Chief Investment Officer, Equities, Charles Schwab
1963                      Chief Investment              Investment Management, Inc.; Vice President, Chief Investment
                          Officer (all trusts).         Officer, Laudus Trust and Laudus Variable Insurance Trust. Until 5/04:
                                                        Vice President and Senior Portfolio Manager, Charles Schwab
                                                        Investment Management, Inc.
------------------------------------------------------------------------------------------------------------------------------------
RANDALL FILLMORE          Chief Compliance              Senior Vice President and Chief Compliance Officer, Charles Schwab
1960                      Officer (all trusts).         Investment Management, Inc.; Senior Vice President, Charles Schwab &
                                                        Co., Inc.; Chief Compliance Officer, Laudus Trust and Laudus Variable
                                                        Insurance Trust. Until 9/03: Vice President, Charles Schwab & Co., Inc.
                                                        and Charles Schwab Investment Management, Inc. Until 2002: Vice
                                                        President, Internal Audit, Charles Schwab & Co., Inc.
------------------------------------------------------------------------------------------------------------------------------------
KOJI E. FELTON            Secretary (all trusts).       Senior Vice President, Chief Counsel and Corporate Secretary, Charles
1961                                                    Schwab Investment Management, Inc.; Senior Vice President and
                                                        Deputy General Counsel, Charles Schwab & Co., Inc. Prior to 6/98:
                                                        Branch Chief in Enforcement at U.S. Securities and Exchange
                                                        Commission in San Francisco.
------------------------------------------------------------------------------------------------------------------------------------
GEORGE PEREIRA            Treasurer, Principal          Senior Vice President and Chief Financial Officer, Charles Schwab
1964                      Financial Officer             Investment Management, Inc.; Chief Financial Officer, Mutual Fund
                          (all trusts).                 Division, UST Advisers, Inc.; Chief Financial Officer, Laudus Trust and
                                                        Laudus Variable Insurance Trust; Treasurer, Chief Financial Officer and
                                                        Chief Accounting Officer, Excelsior Funds, Inc., Excelsior Tax-Exempt
                                                        Funds, Inc., and Excelsior Funds Trust; Director, Charles Schwab
                                                        Worldwide Funds, PLC and Charles Schwab Asset Management (Ireland)
                                                        Limited. From 12/99 to 11/04: Senior Vice President, Financial
                                                        Reporting, Charles Schwab & Co., Inc.

GLOSSARY

ASSET ALLOCATION The practice of dividing a portfolio among different asset classes, with each asset class assigned a particular percentage.

ASSET CLASS A group of securities with similar structure and basic characteristics. Stocks, bonds and cash are the three main examples of asset classes.

BETA A historical measure of an investment's volatility relative to a market index (usually the S&P 500(R)). The index is defined as having a beta of 1.00. Investments with a beta higher than 1.00 have been more volatile than the index; those with a beta of less than 1.00 have been less volatile.

BOND A security representing a loan from the investor to the issuer. A bond typically pays interest at a fixed rate (the "coupon rate") until a specified date (the "maturity date"), at which time the issuer returns the money borrowed ("principal" or "face value") to the bondholder. Because of their structure, bonds are sometimes called "fixed income securities" or "debt securities."

An individual bond is subject to the credit risk of the issuer. Changes in interest rates can affect a bond's market value prior to call or maturity. There is no guarantee that a bond's yield to call or maturity will provide a positive return over the rate of inflation.

BOND FUND A bond fund is subject to the same credit, interest rate, and inflation risks as bonds. In addition, a bond fund incurs ongoing fees and expenses. A bond fund's net asset value will fluctuate with the price of the underlying bonds and the portfolio turnover activity; return of principal is not guaranteed.

CAP, CAPITALIZATION See "market cap."

CAPITAL GAIN, CAPITAL LOSS The difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the gain or loss is still "on paper" and is considered unrealized.

EARNINGS GROWTH RATE For a mutual fund, the average yearly rate at which the earnings of the companies in the fund's portfolio have grown, measured over the past five years.

EARNINGS PER SHARE (EPS) A company's earnings, or net income, for the past 12 months, divided by the number of shares outstanding.

EXPENSE RATIO The amount that is taken from a mutual fund's assets each year to cover the fund's operating expenses. An expense ratio of 0.50% means that a fund's expenses amount to half of one percent of its average net assets a year.

MARKET CAP, MARKET CAPITALIZATION The value of a company as determined by the total value of all shares of its stock outstanding.

MEDIAN MARKET CAP The midpoint of the range of market caps of the stocks held by a fund. There are different ways of calculating median market cap. With a simple median, half of the stocks in the fund's portfolio would be larger than the median, and half would be smaller. With a weighted median (the type that is calculated for these funds), half of the fund's assets are invested in stocks that are larger than the median market cap, and half in stocks that are smaller.

NET ASSET VALUE (NAV) The value of one share of a mutual fund. NAV is calculated by taking the fund's total assets, subtracting liabilities, and dividing by the number of shares outstanding.

OUTSTANDING SHARES, SHARES OUTSTANDING When speaking of a company or mutual fund, indicates all shares currently held by investors.

PRICE-TO-BOOK RATIO (P/B) The market price of a company's stock compared with its "book value." A mutual fund's P/B is the weighted average of the P/B of all stocks in the fund's portfolio.

PRICE-TO-EARNINGS RATIO (P/E) The market price of a company's stock compared with earnings over the past year. A mutual fund's P/E is the weighted average of the P/E of all stocks in the fund's portfolio.

RETURN ON EQUITY (ROE) The average yearly rate of return for each dollar of investors' money, measured over the past five years.

STOCK A share of ownership, or equity, in the issuing company.

TOTAL RETURN The percentage that an investor would have earned or lost on an investment in the fund assuming dividends and distributions were reinvested.

WEIGHTED AVERAGE For mutual funds, an average that gives the same weight to each security as the security represents in the fund's portfolio.

YIELD The income paid out by an investment, expressed as a percentage of the investment's market value.

The industry/sector classification of the funds' portfolio holdings uses the Global Industry Classification Standard (GICS) which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's. GICS is a service mark of MSCI and S&P and has been licensed for use by Charles Schwab & Co., Inc.

NOTES

NOTES

NOTES

An investor should consider a fund's investment objectives, risks, and charges and expenses carefully before investing or sending money. This and other important information can be found in the fund's prospectus. Please call
1.800.435.4000 for a prospectus and brochure for any Schwab Fund. Please read the prospectus carefully before you invest. This report must be preceded or accompanied by a current prospectus.

METHODS FOR PLACING ORDERS
The following information outlines how Schwab investors can place orders. If you are investing through a third-party investment provider, methods for placing orders may be different.

INTERNET 1
www.schwab.com/marketmasters

SCHWAB BY PHONE(TM) 2
Use our automated voice service or speak to a representative. Call 1.800.435.4000, day or night (for TDD service, call 1.800.345.2550).

TELEBROKER(R)
Use our automated touch-tone phone service at 1.800.272.4922.

MAIL
Write to Laudus MarketMasters Funds at:
P.O. Box 3812
Englewood, CO 80155-3812

When selling or exchanging shares, be sure to include the signatures of at least one of the persons whose name is on the account.

PROXY VOTING POLICIES, PROCEDURES AND RESULTS
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting Schwab's website at www.schwab.com/marketmasters, the SEC's website at http://www.sec.gov, or by contacting Schwab Funds at 1.800.435.4000.

Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting Schwab's website at www.schwab.com/schwabfunds or the SEC's website at http://www.sec.gov.

1 Shares of Sweep Investments(TM) may not be purchased directly over the Internet.

2 Orders placed in person or through a telephone representative may be subject to a service fee payable to Schwab.

THE LAUDUS FUNDS(TM)

LAUDUS MARKETMASTERS FUNDS(TM)
Laudus U.S. MarketMasters Fund(TM)
Laudus Small-Cap MarketMasters Fund(TM)
Laudus International MarketMasters Fund(TM)

LAUDUS ROSENBERG U.S. EQUITY FUNDS
Laudus Rosenberg U.S. Large Capitalization Fund
Laudus Rosenberg U.S. Large Capitalization Growth Fund
Laudus Rosenberg U.S. Discovery Fund
Laudus Rosenberg U.S. Small Capitalization Growth Fund

LAUDUS ROSENBERG EQUITY FUNDS
Laudus Rosenberg International Equity Fund
Laudus Rosenberg International Small Capitalization Fund
Laudus Rosenberg European Fund

LAUDUS ROSENBERG LONG/SHORT FUNDS
Laudus Rosenberg U.S. Large/Mid Capitalization Long/Short Equity Fund Laudus Rosenberg Global Long/Short Equity Fund
Laudus Rosenberg Value Long/Short Equity Fund

The Laudus Funds includes the Laudus Rosenberg Funds, which are part of the Laudus Trust and distributed by Laudus Distributor, Inc.; and the Laudus MarketMasters Funds, which are part of the Schwab Capital Trust, and distributed by Charles Schwab & Co., Inc.

[LAUDUS FUNDS LOGO]


FOR MORE INFORMATION ABOUT THE FUNDS:

INVESTMENT ADVISER
Charles Schwab Investment Management, Inc.
101 Montgomery Street, San Francisco, CA
94104

FUNDS
Laudus MarketMasters Funds(TM)
P.O. Box 3812, Englewood, CO  80155-3812

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

(C) 2006 Charles Schwab & Co., Inc. All rights reserved. Member SIPC.
Printed on recycled paper.        MFR13563-09

SCHWAB TARGET FUNDS

      SEMIANNUAL REPORT
      April 30, 2006

      Schwab Target 2010 Fund

      Schwab Target 2020 Fund

      Schwab Target 2030 Fund

      Schwab Target 2040 Fund

      Schwab Retirement Income Fund


                                                           [CHARLES SCHWAB LOGO]

A suite of five mutual funds to help keep your retirement investments properly allocated over your lifetime.

  IN THIS REPORT

    Management's Discussion ................................................   2

    Performance and Fund Facts

      Schwab Target 2010 Fund ..........................................   7

      Schwab Target 2020 Fund ..........................................   9

      Schwab Target 2030 Fund ..........................................  11

      Schwab Target 2040 Fund ..........................................  13

      Schwab Retirement Income Fund ....................................  15

    Fund Expenses ..........................................................  17

    Financial Statements

      Schwab Target 2010 Fund ..........................................  18

      Schwab Target 2020 Fund ..........................................  23

      Schwab Target 2030 Fund ..........................................  28

      Schwab Target 2040 Fund ..........................................  33

      Schwab Retirement Income Fund ....................................  38

    Financial Notes ........................................................  43

    Trustees and Officers ..................................................  48

    Glossary ...............................................................  52

Fund investment adviser: Charles Schwab Investment Management, Inc. (CSIM). Distributor and transfer agent: Charles Schwab & Co., Inc. (Schwab).

The industry/sector classification of the funds' portfolio holdings uses the Global Industry Classification Standard (GICS) which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's. GICS is a service mark of MSCI and S&P and has been licensed for use by Charles Schwab & Co., Inc.

[PHOTO OF CHARLES SCHWAB]

Charles Schwab Chairman

FROM THE CHAIRMAN

Dear Shareholder,

I founded Schwab over thirty years ago to be a home for serious investors. That mission continues to guide us today as we constantly innovate on behalf of our clients. By keeping our clients' interests as our main focus, Schwab Funds continues to provide a range of innovative investment choices that can serve as a foundation for many asset allocation plans.

We believe that success comes from a disciplined investment strategy and a strict adherence to a process. That is why our Schwab Funds portfolio management team takes a long-term view and strives to deliver consistent results.

I take particular pride in the Schwab Funds(R). Founded over 15 years ago, they have now grown to include more than 50 funds with over $145 billion in assets as of this report date. With a variety of investment strategies, Schwab Funds provide a range of innovative investment choices that can serve as a foundation for your asset allocation plan.

In closing, we continue to see tremendous opportunities for investors, and my colleagues and I are committed to helping you maximize them. We strive every day to warrant the trust you have placed in us and our commitment to you will not change.

Thank you for investing with us.

Sincerely,

/s/ Charles Schwab

      Past performance is no guarantee of future results.

MANAGEMENT'S DISCUSSION for the six months ended April 30, 2006

[PHOTO OF EVELYN DILSAVER]

EVELYN DILSAVER is President and CEO of Charles Schwab Investment Management, Inc. and is president of each of the funds covered in this report. She joined the firm in 1992 and has held a variety of executive positions at Schwab.

Dear Shareholder,

I am pleased to bring you the semiannual report for the Schwab Target Funds for the six-month period ended April 30, 2006. The Schwab Target Funds, part of our suite of asset allocation funds, are actively managed to adjust over time as you approach retirement.

Research has shown that asset allocation can be the most important factor in determining overall portfolio performance--more important than which securities you choose or when you decide to buy and sell them. Asset allocation funds, such as the Schwab Target Funds, offer investors a convenient way to manage their entire portfolio in one investment. Allocating your investments across management strategies or asset classes can help balance risk while seeking to provide competitive returns.

Here at Schwab, we continue to evaluate opportunities to expand our fund product offering, while striving to provide strong results and good value to investors. I speak for all of Schwab Funds when I say we want Schwab to be the place where investors find useful, quality financial products and services to help them succeed.

Thank you for investing in Schwab Funds.

Sincerely,

/s/ Evelyn Dilsaver

      Past performance is no guarantee of future results.


2 Schwab Target Funds

[PHOTO OF JEFFREY MORTIMER]

JEFFREY MORTIMER, CFA, senior vice president and chief investment officer, equities, of the investment adviser, is responsible for the overall management of the funds. Prior to joining the firm in October 1997, he worked for more than eight years in asset management.

[PHOTO OF KIMON DAIFOTIS]

KIMON DAIFOTIS, CFA, senior vice president and chief investment officer, fixed-income, of the investment adviser, is responsible for the overall management of the bond and cash portions of the funds. Prior to joining the firm in September 1997, he worked for more than 20 years in research and asset management.

THE INVESTMENT ENVIRONMENT AND THE FUNDS

The markets remained in a steady growth mode over the past six months and ended the period with positive returns. During the report period, oil prices hit highs never seen before and the Federal Reserve (the Fed) continued to raise short-term interest rates to curb inflationary pressures, raising the rate four consecutive times in the six-month period and bringing the benchmark rate up to 4.75%. This was the 15th rate hike over the past two years and remains the longest span of increases since the 1970s.

After rising sharply in the aftermath of Hurricanes Katrina and Rita, crude oil prices peaked at around $71 per barrel and domestic gasoline prices were over $3.00 a gallon. When it became evident that the damage was limited to the regions in the hurricanes' path and that the economic impact was minimal, oil prices declined to as low as $55 per barrel. However, in recent months, crude oil has climbed back up due to concerns about possible confrontation with Iran and supply interruptions in Nigeria.

Despite recent weaknesses, domestic equity stocks remained near multi-year highs. Reasonable valuations, a solid earnings season, and expectations that the current monetary policy tightening will soon come to an end have helped to support equity prices. Regardless of the fluctuating energy prices, gains in productivity have remained strong and corporate earnings continue to rise. Additionally, with the unemployment rate at a healthy 4.7%, job and income growth remained positive and investors remained optimistic. Low inflationary expectations and large foreign capital inflows helped to contain increases in long-term interest rates.

As noted above, the Fed continued its tightening cycle throughout the period, raising short-term interest rates 0.25% at each of its four meetings. As the Fed continued raising its benchmark rate over the course of the last six months, the yield curve flattened and had brief periods of inversion. Historically, economic slowdowns or recessions have followed the inversion of the yield curve. Although economic growth moderated in the fourth quarter of 2005, growth rebounded strongly in the first quarter of 2006 and economic fundamentals remained healthy as of the end of the report period.

Source of Sector Classification: S&P and MSCI.


                                                           Schwab Target Funds 3

MANAGEMENT'S DISCUSSION continued

[PHOTO OF TOM BROWN]

TOM BROWN, an associate portfolio manager of the investment adviser, is responsible for day-to-day co-management of the funds. He joined Schwab in 1995, became a trader in 1999, and was named to his current position in 2004.

Despite rising interest rates and soaring energy prices, the S&P 500 Index 1 posted gains of 9.64% for the six-month period ending April 30, 2006 while the Russell 2000 Index also displayed a positive return of 18.91%. As improving fundamentals and attractive valuations have strengthened investor interest in emerging markets, the MSCI EAFE (Morgan Stanley Capital International, Inc. Europe, Australasia, and Far East) Index also had an impressive return of 22.89% for the six-month period.

Although performance of the bond markets was sluggish, as measured by the Lehman Brothers U.S. Aggregate Bond Index, which returned 0.56% for the six-month period, these types of results are not unusual. When the economy is strong and job growth is robust, investors normally expect to see more inflation, which generally leads to higher interest rates and lower bond prices.

ASSET CLASS PERFORMANCE COMPARISON % returns during the report period

This graph compares the performance of various asset classes during the report period. Final performance figures for the period are in the key below.

 9.64%  S&P 500(R) INDEX: measures U.S. large-cap stocks

18.91%  RUSSELL 2000(R) INDEX: measures U.S. small-cap stocks

22.89% MSCI-EAFE(R) INDEX: measures (in U.S. dollars) large-cap stocks in Europe, Australasia and the Far East

 0.56%  LEHMAN BROTHERS U.S. AGGREGATE BOND INDEX: measures the U.S. bond market

 2.04% THREE-MONTH U.S. TREASURY BILLS (T-BILLS): measures short-term U.S. Treasury obligations

[LINE GRAPH]

                           RUSSELL    MSCI-    LEHMAN BROTHERS     THREE-MONTH
               S&P 500(R)  2000(R)   EAFE(R)   U.S. AGGREGATE     U.S. TREASURY
                 INDEX      INDEX     INDEX      BOND INDEX      BILLS (T-BILLS)
31-Oct-05        0.00       0.00       0.00        0.00               0.00
07-Nov-05        1.36       2.29       1.12       -0.39               0.07
14-Nov-05        2.35       2.73       0.92       -0.20               0.13
21-Nov-05        4.15       5.07       2.47        0.54               0.21
28-Nov-05        4.39       3.94       2.98        0.88               0.29
05-Dec-05        4.83       6.30       4.45        0.21               0.35
12-Dec-05        4.73       6.78       6.48        0.43               0.45
19-Dec-05        4.71       4.14       7.22        1.04               0.53
26-Dec-05        5.49       6.35       7.89        1.37               0.58
02-Jan-06        3.82       4.38       7.47        1.40               0.63
09-Jan-06        7.35       9.51      12.55        1.73               0.71
16-Jan-06        7.16       9.86      12.28        1.92               0.75
23-Jan-06        5.19       9.78      10.66        2.04               0.87
30-Jan-06        6.99      13.37      13.11        1.36               0.94
06-Feb-06        5.36      12.93      12.38        1.40               1.03
13-Feb-06        5.25      10.26      11.09        1.21               1.10
20-Feb-06        7.33      13.44      11.54        1.53               1.15
27-Feb-06        7.98      14.97      14.06        1.51               1.27
06-Mar-06        6.69      13.51      13.53        0.90               1.36
13-Mar-06        7.25      13.06      14.21        0.83               1.44
20-Mar-06        9.01      15.82      17.31        1.53               1.53
27-Mar-06        8.73      17.13      16.45        1.40               1.61
03-Apr-06        8.44      18.01      18.57        0.68               1.70
10-Apr-06        8.39      17.05      19.24        0.42               1.79
17-Apr-06        7.46      16.53      18.88        0.36               1.88
24-Apr-06        9.39      19.13      21.67        0.70               1.97
30-Apr-06        9.64      18.91      22.89        0.56               2.04

  These figures assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and you cannot invest in them directly. Remember that past performance is not an indication of future results.

  Data source: Charles Schwab & Co., Inc.

  Source of Sector Classification: S&P and MSCI.

1 Standard & Poor's(R), S&P(R), S&P 500(R), Standard & Poor's 500(R) and 500(R) are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by the fund. The fund is not sponsored, endorsed, sold or promoted by Standard & Poor's, and Standard & Poor's makes no representation regarding the advisability of investing in the fund.


4 Schwab Target Funds

PERFORMANCE AT A GLANCE

Total return for the six months ended 4/30/06.

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN PERFORMANCE DATA QUOTED. TO OBTAIN PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH END, PLEASE VISIT WWW.SCHWAB.COM/SCHWABFUNDS.

SCHWAB TARGET 2010 FUND ...........     9.62%
Benchmark .........................     8.94%
Fund Category 1....................     5.71%

Performance Details ...............   pages 7

SCHWAB TARGET 2020 FUND ...........    10.49%
Benchmark .........................     9.92%
Fund Category 1....................    10.08%

Performance Details ...............   pages 9

SCHWAB TARGET 2030 FUND ...........    11.35%
Benchmark .........................    10.79%
Fund Category 1....................    12.39%

Performance Details ...............  pages 11

SCHWAB TARGET 2040 FUND ...........    12.53%
Benchmark .........................    11.79%
Fund Category 1....................    12.39%

Performance Details ...............  pages 13

SCHWAB RETIREMENT
INCOME FUND .......................     3.39%
Benchmark .........................     3.60%
Fund Category 1....................     4.83%

Performance Details ...............  pages 15

THE SCHWAB TARGET FUNDS ALL SHARE THE SAME INVESTMENT APPROACH: each seeks to achieve its objective by investing in a combination of other Schwab Funds and Laudus Funds. The underlying funds include a combination of equity, fixed income and money market mutual funds to meet their various target asset allocations and investment styles. Furthermore, each of the four dated funds is rebalanced from a more aggressive to a more conservative style as it approaches its target retirement year, helping keep your investment properly allocated over your lifetime.

Performance of the Schwab Target Funds reflect a blend of the results of their underlying funds. As shown on the next page, each fund has its own distinct target portfolio allocation and is designed to accommodate different investment goals and levels of risk tolerance. The portfolios of the funds with an earlier target retirement date are more heavily allocated to fixed income, ultra-short fixed income funds and money market funds and represent a more conservative style of investing.

The Schwab Retirement Income Fund is designed for investors currently in retirement, and as such, has a majority of its portfolio invested in fixed income, ultra-short fixed income and money market funds. The fund is intended to provide monthly income with equity growth potential. Since the fund invests up to 75% of its assets in fixed income, its return was impacted by the bond markets' sluggish performance during the report period. The Schwab Retirement Fund returned 3.39%, closely tracking its benchmark for the period.

Of the four dated funds, the Schwab Target 2010 Fund has the shortest time horizon and as such, has the lowest percentage of its assets allocated to equities. The Schwab Target 2010 Fund returned 9.62% for the period, beating its benchmark and fund category average.

Further down the spectrum, funds with later target retirement dates take a more aggressive approach in their investment strategy by allocating a higher percentage of their assets to equity securities. The Schwab Target 2040 Fund, which is the fund with the latest retirement date, has the

  Source of Sector Classification: S&P and MSCI. All fund and index figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

  Expenses may be partially absorbed by CSIM and Schwab. Without these reductions, the funds' total returns would have been lower. Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.

1 Source for category information: Morningstar, Inc.


                                                           Schwab Target Funds 5

MANAGEMENT'S DISCUSSION continued

highest percentage of assets allocated to equities. For the six-month report period, the Schwab Target 2040 Fund returned 12.53% and outperformed its benchmark, the Target 2040 Composite Index, which returned 11.79%.

For this report period, the underlying investment funds that produced the best results were those with an international equity focus, namely Laudus Rosenberg International Small Capitalization Fund, up 28.85%, and Laudus MarketMasters International Fund, up 24.66%. Results on the fixed income side were mixed, due to challenging market factors in that sector over the period. Although Schwab Total Bond Market Fund returned 0.58% for the period, it still outperformed its benchmark, the Lehman U.S. Aggregate Bond Index, which returned 0.56% for the six-month period.

TARGET ASSET ALLOCATION 1

                                                                                                                            SCHWAB
                                         SCHWAB TARGET       SCHWAB TARGET       SCHWAB TARGET       SCHWAB TARGET        RETIREMENT
ASSET CLASS                                2010 FUND           2020 FUND            2030 FUND          2040 FUND         INCOME FUND
------------------------------------------------------------------------------------------------------------------------------------
EQUITY SECURITIES                             63%                 70%                  77%                84%                20%
------------------------------------------------------------------------------------------------------------------------------------
FIXED-INCOME SECURITIES                       35%                 28%                  21%                14%                50%
------------------------------------------------------------------------------------------------------------------------------------
ULTRA-SHORT FIXED INCOME SECURITIES            1%                  1%                   1%                 1%                25%
------------------------------------------------------------------------------------------------------------------------------------
MONEY MARKET FUNDS                             1%                  1%                   1%                 1%                 5%
------------------------------------------------------------------------------------------------------------------------------------

1 The actual asset allocation as of the end of the report period is shown in the Performance and Fund Facts section of this book.

  Nothing in this report represents a recommendation of a security by the investment adviser. Manager views and portfolio holdings may have changed since the report date.


6 Schwab Target Funds

SCHWAB TARGET 2010 FUND

PERFORMANCE as of 4/30/06

TOTAL RETURNS 1, 2, 3

This chart compares performance of the fund with a benchmark and the fund's Morningstar category.

[BAR CHART]

                             FUND                               Fund Category:
                        Ticker Symbol:    Benchmark: TARGET   MORNINGSTAR TARGET-
                            SWBRX       2010 COMPOSITE INDEX    DATE 2000-2014
6 MONTHS                     9.62%              8.94%                5.71%
SINCE INCEPTION 7/1/05      12.25%             10.78%                5.49%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN PERFORMANCE DATA QUOTED. TO OBTAIN PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH END, PLEASE VISIT WWW.SCHWAB.COM/SCHWABFUNDS.

PERFORMANCE OF A HYPOTHETICAL $10,000 INVESTMENT 2, 3

This graph shows performance since inception of a hypothetical $10,000 investment in the fund, compared with a similar investment in a benchmark and two additional indices.

$11,225  FUND

$11,078  TARGET 2010 COMPOSITE INDEX

$11,337  DOW JONES WILSHIRE 5000 COMPOSITE INDEX (SM)

 $9,909  LEHMAN BROTHERS U.S. AGGREGATE BOND INDEX

[LINE GRAPH]

                                                 DOW JONES          LEHMAN BROTHERS
                           TARGET 2010         WILSHIRE 5000         U.S. AGGREGATE
               FUND      COMPOSITE INDEX    COMPOSITE INDEX (SM)       BOND INDEX
01-Jul-05     $10,000        $10,000              $10,000               $10,000
31-Jul-05     $10,250        $10,220              $10,419                $9,909
31-Aug-05     $10,310        $10,258              $10,317               $10,036
30-Sep-05     $10,410        $10,330              $10,389                $9,932
31-Oct-05     $10,240        $10,169              $10,208                $9,854
30-Nov-05     $10,500        $10,421              $10,620                $9,897
31-Dec-05     $10,625        $10,538              $10,630                $9,991
31-Jan-06     $10,910        $10,819              $11,010                $9,992
28-Feb-06     $10,950        $10,826              $11,004               $10,025
31-Mar-06     $11,082        $10,946              $11,218                $9,927
30-Apr-06     $11,225        $11,078              $11,337                $9,909

  All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

1 Fund expenses have been partially absorbed by CSIM and Schwab. Without these reductions, the fund's returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

2 Source for category information: Morningstar, Inc.

3 The Target 2010 Composite Index is derived using the following portion allocations: 48% Dow Jones Wilshire 5000 Composite Index, 16% MSCI EAFE Index, 34% Lehman Brothers U.S. Aggregate Bond Index, and 2% Lehman Brothers U.S. Treasury Bills: 1-3 Months.


                                                           Schwab Target Funds 7

SCHWAB TARGET 2010 FUND

FUND FACTS as of 4/30/06

TOP HOLDINGS 1

                                                                         % OF
SECURITY                                                              NET ASSETS
--------------------------------------------------------------------------------
(1)  SCHWAB TOTAL BOND MARKET FUND(TM)                                   32.4%
--------------------------------------------------------------------------------
(2)  SCHWAB CORE EQUITY FUND(TM)                                         21.7%
--------------------------------------------------------------------------------
(3)  LAUDUS INTERNATIONAL MARKETMASTERS FUND(TM),
     Select Shares(R)                                                    10.7%
--------------------------------------------------------------------------------
(4)  SCHWAB SMALL-CAP EQUITY FUND(TM), Select Shares                      6.8%
--------------------------------------------------------------------------------
(5)  LAUDUS ROSENBERG INTERNATIONAL
     SMALL CAPITALIZATION FUND, Institutional Shares                      6.6%
--------------------------------------------------------------------------------
(6)  SCHWAB DIVIDEND EQUITY FUND(TM), Select Shares                       6.3%
--------------------------------------------------------------------------------
(7)  LAUDUS ROSENBERG U.S. LARGE CAPITALIZATION
     GROWTH FUND, Institutional Shares                                    6.3%
--------------------------------------------------------------------------------
(8)  LAUDUS ROSENBERG U.S. DISCOVERY FUND,
     Institutional Shares                                                 3.9%
--------------------------------------------------------------------------------
(9)  SCHWAB YIELDPLUS FUND(R), Select Shares                              0.9%
--------------------------------------------------------------------------------
(10) SCHWAB VALUE ADVANTAGE MONEY FUND(R),
     Institutional Shares                                                 0.9%
--------------------------------------------------------------------------------
     TOTAL                                                               96.5%

STATISTICS

NUMBER OF HOLDINGS                                                          10
--------------------------------------------------------------------------------
WEIGHTED AVERAGE MARKET CAP ($ x 1,000,000)                              $36,003
--------------------------------------------------------------------------------
PRICE/EARNINGS RATIO (P/E)                                                 19.9
--------------------------------------------------------------------------------
PRICE/BOOK RATIO (P/B)                                                     2.8
--------------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE                                                     0%
--------------------------------------------------------------------------------
MINIMUM INITIAL INVESTMENT 2                                             $2,500
($1,000 for custodial accounts)
--------------------------------------------------------------------------------

ASSET CLASS WEIGHTINGS % of Investments

This chart shows the fund's asset class composition as of the report date.

[PIE CHART]

45.1%  EQUITY FUNDS-DOMESTIC

33.4%  FIXED-INCOME FUNDS

17.3%  EQUITY FUNDS-INTERNATIONAL

 4.2%  SHORT-TERM INVESTMENTS

  Portfolio holdings may have changed since the report date.

  Source of Sector Classification: S&P and MSCI.

1 This list is not a recommendation of any security by the investment adviser.

2 Please see prospectus for further detail and eligibility requirements.


8 Schwab Target Funds

SCHWAB TARGET 2020 FUND

PERFORMANCE as of 4/30/06

TOTAL RETURNS 1, 2, 3

This chart compares performance of the fund with a benchmark and the fund's Morningstar category.

[BAR CHART]

                             FUND                               Fund Category:
                        Ticker Symbol:    Benchmark: TARGET   MORNINGSTAR TARGET-
                            SWCRX       2020 COMPOSITE INDEX    DATE 2015-2029
6 MONTHS                    10.49%              9.92%               10.08%
SINCE INCEPTION 7/1/05      13.69%             12.16%               10.48%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN PERFORMANCE DATA QUOTED. TO OBTAIN PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH END, PLEASE VISIT WWW.SCHWAB.COM/SCHWABFUNDS.

PERFORMANCE OF A HYPOTHETICAL $10,000 INVESTMENT 2, 3

This graph shows performance since inception of a hypothetical $10,000 investment in the fund, compared with a similar investment in a benchmark and two additional indices.

$11,369  FUND

$11,216  TARGET 2020 COMPOSITE INDEX

$11,337  DOW JONES WILSHIRE 5000 COMPOSITE INDEX (SM)

 $9,909  LEHMAN BROTHERS U.S. AGGREGATE BOND INDEX

[LINE GRAPH]

                                                DOW JONES           LEHMAN BROTHERS
                          TARGET 2020         WILSHIRE 5000          U.S. AGGREGATE
              FUND      COMPOSITE INDEX    COMPOSITE INDEX (SM)        BOND INDEX
01-Jul-05    $10,000        $10,000               $10,000                $10,000
31-Jul-05    $10,290        $10,253               $10,419                 $9,909
31-Aug-05    $10,350        $10,283               $10,317                $10,036
30-Sep-05    $10,460        $10,375               $10,389                 $9,932
31-Oct-05    $10,280        $10,203               $10,208                 $9,854
30-Nov-05    $10,560        $10,479               $10,620                 $9,897
31-Dec-05    $10,698        $10,600               $10,630                 $9,991
31-Jan-06    $11,013        $10,915               $11,010                 $9,992
28-Feb-06    $11,054        $10,918               $11,004                $10,025
31-Mar-06    $11,207        $11,064               $11,218                 $9,927
30-Apr-06    $11,369        $11,216               $11,337                 $9,909

  All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

1 Fund expenses have been partially absorbed by CSIM and Schwab. Without these reductions, the fund's returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

2 Source for category information: Morningstar, Inc.

3 The Target 2020 Composite Index is derived using the following portion allocations: 53% Dow Jones Wilshire 5000 Composite Index, 18% MSCI EAFE Index, 27% Lehman Brothers U.S. Aggregate Bond Index, and 2% Lehman Brothers U.S. Treasury Bills: 1-3 Months.


                                                           Schwab Target Funds 9

SCHWAB TARGET 2020 FUND

FUND FACTS as of 4/30/06

TOP HOLDINGS 1

                                                                         % OF
SECURITY                                                              NET ASSETS
--------------------------------------------------------------------------------
(1)  SCHWAB TOTAL BOND MARKET FUND(TM)                                   26.5%
-------------------------------------------------------------------------------
(2)  SCHWAB CORE EQUITY FUND(TM)                                         23.5%
--------------------------------------------------------------------------------
(3)  LAUDUS INTERNATIONAL MARKETMASTERS FUND(TM),
     Select Shares(R)                                                    10.4%
--------------------------------------------------------------------------------
(4)  LAUDUS ROSENBERG INTERNATIONAL
     SMALL CAPITALIZATION FUND, Institutional Shares                      8.6%
--------------------------------------------------------------------------------
(5)  SCHWAB SMALL-CAP EQUITY FUND(TM), Select Shares                      8.4%
--------------------------------------------------------------------------------
(6)  SCHWAB DIVIDEND EQUITY FUND(TM), Select Shares                       7.9%
--------------------------------------------------------------------------------
(7)  LAUDUS ROSENBERG U.S. LARGE CAPITALIZATION
     GROWTH FUND, Institutional Shares                                    7.8%
--------------------------------------------------------------------------------
(8)  LAUDUS ROSENBERG U.S. DISCOVERY FUND,
     Institutional Shares                                                 4.1%
--------------------------------------------------------------------------------
(9)  SCHWAB YIELDPLUS FUND(R), Select Shares                              1.0%
--------------------------------------------------------------------------------
(10) SCHWAB VALUE ADVANTAGE MONEY FUND(R),
     Institutional Shares                                                 1.0%
--------------------------------------------------------------------------------
TOTAL                                                                    99.2%

STATISTICS

NUMBER OF HOLDINGS                                                          10
--------------------------------------------------------------------------------
WEIGHTED AVERAGE MARKET CAP ($ x 1,000,000)                              $35,622
--------------------------------------------------------------------------------
PRICE/EARNINGS RATIO (P/E)                                                 19.9
--------------------------------------------------------------------------------
PRICE/BOOK RATIO (P/B)                                                     2.8
--------------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE                                                     0%
--------------------------------------------------------------------------------
MINIMUM INITIAL INVESTMENT 2                                             $2,500
($1,000 for custodial accounts)
--------------------------------------------------------------------------------

  ASSET CLASS WEIGHTINGS % of Investments

This chart shows the fund's asset class composition as of the report date.

[PIE CHART]

51.8%  EQUITY FUNDS-DOMESTIC

27.6%  FIXED-INCOME FUNDS

19.0%  EQUITY FUNDS-INTERNATIONAL

 1.6%  SHORT-TERM INVESTMENTS

  Portfolio holdings may have changed since the report date.

  Source of Sector Classification: S&P and MSCI.

1 This list is not a recommendation of any security by the investment adviser.

2 Please see prospectus for further detail and eligibility requirements.


10 Schwab Target Funds

SCHWAB TARGET 2030 FUND

PERFORMANCE as of 4/30/06

TOTAL RETURNS 1, 2, 3

This chart compares performance of the fund with a benchmark and the fund's Morningstar category.

[BAR CHART]

                             FUND                               Fund Category:
                        Ticker Symbol:    Benchmark: TARGET   MORNINGSTAR TARGET-
                            SWDRX       2030 COMPOSITE INDEX      DATE 2030+
6 MONTHS                    11.35%             10.79%               12.39%
SINCE INCEPTION 7/1/05      14.80%             13.38%               14.60%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN PERFORMANCE DATA QUOTED. TO OBTAIN PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH END, PLEASE VISIT WWW.SCHWAB.COM/SCHWABFUNDS.

PERFORMANCE OF A HYPOTHETICAL $10,000 INVESTMENT 2, 3

This graph shows performance since inception of a hypothetical $10,000 investment in the fund, compared with a similar investment in a benchmark and two additional indices.

$11,480  FUND

$11,338  TARGET 2030 COMPOSITE INDEX

$11,337  DOW JONES WILSHIRE 5000 COMPOSITE INDEX (SM)

 $9,909  LEHMAN BROTHERS U.S. AGGREGATE BOND INDEX

[LINE GRAPH]

                                                 DOW JONES          LEHMAN BROTHERS
                          TARGET 2030          WILSHIRE 5000         U.S. AGGREGATE
              FUND      COMPOSITE INDEX     COMPOSITE INDEX (SM)       BOND INDEX
01-Jul-05    $10,000          $10,000              $10,000               $10,000
31-Jul-05    $10,330          $10,288              $10,419                $9,909
31-Aug-05    $10,370          $10,305              $10,317               $10,036
30-Sep-05    $10,500          $10,414              $10,389                $9,932
31-Oct-05    $10,310          $10,233              $10,208                $9,854
30-Nov-05    $10,620          $10,534              $10,620                $9,897
31-Dec-05    $10,738          $10,654              $10,630                $9,991
31-Jan-06    $11,073          $11,000              $11,010                $9,992
28-Feb-06    $11,124          $11,000              $11,004               $10,025
31-Mar-06    $11,297          $11,171              $11,218                $9,927
30-Apr-06    $11,480          $11,338              $11,337                $9,909

  All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

1 Fund expenses have been partially absorbed by CSIM and Schwab. Without these reductions, the fund's returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

2 Source for category information: Morningstar, Inc.

3 The Target 2030 Composite Index is derived using the following portion allocations: 59% Dow Jones Wilshire 5000 Composite Index, 19% MSCI EAFE Index, 20% Lehman Brothers U.S. Aggregate Bond Index, and 2% Lehman Brothers U.S. Treasury Bills: 1-3 Months.


                                                          Schwab Target Funds 11

SCHWAB TARGET 2030 FUND

FUND FACTS as of 4/30/06

TOP HOLDINGS 1

                                                                         % OF
SECURITY                                                              NET ASSETS
--------------------------------------------------------------------------------
(1)  SCHWAB CORE EQUITY FUND(TM)                                         26.2%
--------------------------------------------------------------------------------
(2)  SCHWAB TOTAL BOND MARKET FUND(TM)                                   19.9%
--------------------------------------------------------------------------------
(3)  LAUDUS INTERNATIONAL MARKETMASTERS FUND(TM),
     Select Shares(R)                                                    12.4%
--------------------------------------------------------------------------------
(4)  SCHWAB SMALL-CAP EQUITY FUND(TM), Select Shares                     10.0%
--------------------------------------------------------------------------------
(5)  SCHWAB DIVIDEND EQUITY FUND(TM), Select Shares                       7.9%
--------------------------------------------------------------------------------
(6)  LAUDUS ROSENBERG U.S. LARGE CAPITALIZATION
     GROWTH FUND, Institutional Shares                                    7.8%
--------------------------------------------------------------------------------
(7)  LAUDUS ROSENBERG INTERNATIONAL
     SMALL CAPITALIZATION FUND, Institutional Shares                      7.4%
--------------------------------------------------------------------------------
(8)  LAUDUS ROSENBERG U.S. DISCOVERY FUND,
     Institutional Shares                                                 5.1%
--------------------------------------------------------------------------------
(9)  SCHWAB YIELDPLUS FUND(R), Select Shares                              1.0%
--------------------------------------------------------------------------------
(10) SCHWAB VALUE ADVANTAGE MONEY FUND(R),
     Institutional Shares                                                 1.0%
--------------------------------------------------------------------------------
TOTAL                                                                    98.7%

STATISTICS

NUMBER OF HOLDINGS                                                          10
--------------------------------------------------------------------------------
WEIGHTED AVERAGE MARKET CAP ($ x 1,000,000)                              $35,410
--------------------------------------------------------------------------------
PRICE/EARNINGS RATIO (P/E)                                                 20.0
--------------------------------------------------------------------------------
PRICE/BOOK RATIO (P/B)                                                      2.8
--------------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE                                                     0%
--------------------------------------------------------------------------------
MINIMUM INITIAL INVESTMENT 2                                             $2,500
  ($1,000 for custodial accounts)
--------------------------------------------------------------------------------

ASSET CLASS WEIGHTINGS % of Investments

This chart shows the fund's asset class composition as of the report date.

[PIE CHART]

57.3%  EQUITY FUNDS--DOMESTIC

21.0%  FIXED-INCOME FUNDS

19.9%  EQUITY FUNDS--INTERNATIONAL

 1.8%  SHORT-TERM INVESTMENTS

  Portfolio holdings may have changed since the report date.

  Source of Sector Classification: S&P and MSCI.

1 This list is not a recommendation of any security by the investment adviser.

2 Please see prospectus for further detail and eligibility requirements.


12 Schwab Target Funds

SCHWAB TARGET 2040 FUND

PERFORMANCE as of 4/30/06

TOTAL RETURNS 1, 2, 3

This chart compares performance of the fund with a benchmark and the fund's Morningstar category.

[BAR CHART]

                                FUND            Benchmark:         Fund Category:
                           Ticker Symbol:      TARGET 2040          MORNINGSTAR
                               SWERX         COMPOSITE INDEX     TARGET-DATE 2030+
6 MONTHS                       12.53%             11.79%               12.39%
SINCE INCEPTION: 7/1/05        16.58%             14.78%               14.60%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN PERFORMANCE DATA QUOTED. TO OBTAIN PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH END, PLEASE VISIT WWW.SCHWAB.COM/SCHWABFUNDS.

PERFORMANCE OF A HYPOTHETICAL $10,000 INVESTMENT 2, 3

This graph shows performance since inception of a hypothetical $10,000 investment in the fund, compared with a similar investment in a benchmark and two additional indices.

$11,658 FUND

$11,478 TARGET 2040 COMPOSITE INDEX

$11,337 DOW JONES WILSHIRE 5000 COMPOSITE INDEX(SM)

 $9,909 LEHMAN BROTHERS U.S. AGGREGATE BOND INDEX

[LINE GRAPH]

                                                DOW JONES         LEHMAN BROTHERS
                          TARGET 2040         WIL SHIRE 5000       U.S. AGGREGATE
              FUND      COMPOSITE INDEX    COMPOSITE INDEX(SM)       BOND INDEX
01-Jul-05    $10,000        $10,000             $10,000               $10,000
31-Jul-05    $10,370        $10,321             $10,419                $9,909
31-Aug-05    $10,410        $10,329             $10,317               $10,036
30-Sep-05    $10,560        $10,459             $10,389                $9,932
31-Oct-05    $10,360        $10,268             $10,208                $9,854
30-Nov-05    $10,690        $10,592             $10,620                $9,897
31-Dec-05    $10,825        $10,716             $10,630                $9,991
31-Jan-06    $11,211        $11,096             $11,010                $9,992
28-Feb-06    $11,262        $11,093             $11,004               $10,025
31-Mar-06    $11,465        $11,291             $11,218                $9,927
30-Apr-06    $11,658        $11,478             $11,337                $9,909

  All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

1 Fund expenses have been partially absorbed by CSIM and Schwab. Without these reductions, the fund's returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

2 Source for category information: Morningstar, Inc.

3 The Target 2040 Composite Index is derived using the following portion allocations: 64% Dow Jones Wilshire 5000 Composite Index, 21% MSCI EAFE Index, 13% Lehman Brothers U.S. Aggregate Bond Index, and 2% Lehman Brothers U.S. Treasury Bills: 1-3 Months.


                                                          Schwab Target Funds 13

SCHWAB TARGET 2040 FUND

FUND FACTS as of 4/30/06

TOP HOLDINGS 1

                                                                         % OF
SECURITY                                                              NET ASSETS
--------------------------------------------------------------------------------
(1)  SCHWAB CORE EQUITY FUND(TM)                                         27.0%
--------------------------------------------------------------------------------
(2)  LAUDUS INTERNATIONAL MARKETMASTERS FUND(TM),
     Select Shares(R)                                                    13.3%
--------------------------------------------------------------------------------
(3)  SCHWAB TOTAL BOND MARKET FUND(TM)                                   13.2%
--------------------------------------------------------------------------------
(4)  SCHWAB SMALL-CAP EQUITY FUND(TM), Select Shares                     10.9%
--------------------------------------------------------------------------------
(5)  SCHWAB DIVIDEND EQUITY FUND(TM), Select Shares                       8.8%
--------------------------------------------------------------------------------
(6)  LAUDUS ROSENBERG U.S. LARGE CAPITALIZATION
     GROWTH FUND, Institutional Shares                                    8.7%
--------------------------------------------------------------------------------
(7)  LAUDUS ROSENBERG INTERNATIONAL
     SMALL CAPITALIZATION FUND, Institutional Shares                      8.4%
--------------------------------------------------------------------------------
(8)  LAUDUS ROSENBERG U.S. DISCOVERY FUND,
     Institutional Shares                                                 6.0%
--------------------------------------------------------------------------------
(9)  SCHWAB YIELDPLUS FUND(R), Select Shares                              1.0%
--------------------------------------------------------------------------------
(10) SCHWAB VALUE ADVANTAGE MONEY FUND(R),
     Institutional Shares                                                 1.0%
--------------------------------------------------------------------------------
TOTAL                                                                    98.3%

STATISTICS

NUMBER OF HOLDINGS                                                         10
--------------------------------------------------------------------------------
WEIGHTED AVERAGE MARKET CAP ($ x 1,000,000)                              $34,921
--------------------------------------------------------------------------------
PRICE/EARNINGS RATIO (P/E)                                                20.0
--------------------------------------------------------------------------------
PRICE/BOOK RATIO (P/B)                                                     2.8
--------------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE                                                     0%
--------------------------------------------------------------------------------
MINIMUM INITIAL INVESTMENT 2                                             $2,500
  ($1,000 for custodial accounts)
--------------------------------------------------------------------------------

ASSET CLASS WEIGHTINGS % of Investments

This chart shows the fund's asset class composition as of the report date.

[PIE CHART]

61.9%  EQUITY FUNDS--DOMESTIC

21.9%  EQUITY FUNDS--INTERNATIONAL

14.3%  FIXED-INCOME FUNDS

 1.9%  SHORT-TERM INVESTMENTS

  Portfolio holdings may have changed since the report date.

  Source of Sector Classification: S&P and MSCI.

1 This list is not a recommendation of any security by the investment adviser.

2 Please see prospectus for further detail and eligibility requirements.


14 Schwab Target Funds

SCHWAB RETIREMENT INCOME FUND

PERFORMANCE as of 4/30/06

TOTAL RETURNS 1, 2, 3

This chart compares performance of the fund with a benchmark and the fund's Morningstar category.

[BAR CHART]

                                                                  Fund Category:
                                FUND             Benchmark:        MORNINGSTAR
                            Ticker Symbol:     TARGET INCOME      CONSERVATIVE
                                SWARX         COMPOSITE INDEX      ALLOCATION
6 MONTHS                        3.39%              3.60%              4.83%
SINCE INCEPTION: 7/1/05         3.55%              3.88%              5.27

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN PERFORMANCE DATA QUOTED. TO OBTAIN PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH END, PLEASE VISIT WWW.SCHWAB.COM/SCHWABFUNDS.

PERFORMANCE OF A HYPOTHETICAL $10,000 INVESTMENT 2, 3

This graph shows performance since inception of a hypothetical $10,000 investment in the fund, compared with a similar investment in a benchmark and two additional indices.

$10,355 FUND

$10,388 TARGET INCOME COMPOSITE INDEX

$11,337 DOW JONES WILSHIRE 5000 COMPOSITE INDEX(SM)

 $9,909 LEHMAN BROTHERS U.S. AGGREGATE BOND INDEX

[LINE GRAPH]

                                                   DOW JONES         LEHMAN BROTHERS
                           TARGET INCOME         WILSHIRE 5000       U.S. AGGREGATE
               FUND       COMPOSITE INDEX     COMPOSITE INDEX(SM)      BOND INDEX
01-Jul-05     $10,000         $10,000               $10,000              $10,000
31-Jul-05     $10,043         $10,040               $10,419               $9,909
31-Aug-05     $10,108         $10,111               $10,317              $10,036
30-Sep-05     $10,101         $10,101               $10,389               $9,932
31-Oct-05     $10,016         $10,028               $10,208               $9,854
30-Nov-05     $10,095         $10,132               $10,620               $9,897
31-Dec-05     $10,166         $10,215               $10,630               $9,991
31-Jan-06     $10,242         $10,311               $11,010               $9,992
28-Feb-06     $10,297         $10,336               $11,004              $10,025
31-Mar-06     $10,296         $10,345               $11,218               $9,927
30-Apr-06     $10,355         $10,388               $11,337               $9,909

  All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

1 Fund expenses have been partially absorbed by CSIM and Schwab. Without these reductions, the fund's returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

2 Source for category information: Morningstar, Inc.

3 The Target Income Composite Index is derived using the following portion allocations: 15% Dow Jones Wilshire 5000 Composite Index, 5% MSCI EAFE Index, 50% Lehman Brothers U.S. Aggregate Bond Index, and 30% Lehman Brothers U.S. Treasury Bills: 1-3 Months.


                                                          Schwab Target Funds 15

SCHWAB RETIREMENT INCOME FUND

FUND FACTS as of 4/30/06

TOP HOLDINGS 1

                                                                         % OF
SECURITY                                                              NET ASSETS
--------------------------------------------------------------------------------
(1) SCHWAB TOTAL BOND MARKET FUND(TM)                                   47.5%
--------------------------------------------------------------------------------
(2) SCHWAB YIELDPLUS FUND(R), Select Shares(R)                          24.2%
--------------------------------------------------------------------------------
(3) SCHWAB DIVIDEND EQUITY FUND(TM), Select Shares                      15.1%
--------------------------------------------------------------------------------
(4) LAUDUS INTERNATIONAL MARKETMASTERS FUND,
    Select Shares                                                        5.0%
--------------------------------------------------------------------------------
(5) SCHWAB VALUE ADVANTAGE MONEY FUND(R),
    Institutional Shares                                                 4.6%
--------------------------------------------------------------------------------
    TOTAL                                                               96.4%

STATISTICS

NUMBER OF HOLDINGS                                                          5
--------------------------------------------------------------------------------
WEIGHTED AVERAGE MARKET CAP ($ x 1,000,000)                              $48,227
--------------------------------------------------------------------------------
PRICE/EARNINGS RATIO (P/E)                                                17.6
--------------------------------------------------------------------------------
PRICE/BOOK RATIO (P/B)                                                     2.9
--------------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE                                                     0%
--------------------------------------------------------------------------------
MINIMUM INITIAL INVESTMENT 2                                             $2,500
($1,000 for custodial accounts)
--------------------------------------------------------------------------------

ASSET CLASS WEIGHTINGS % of Investments

This chart shows the fund's asset class composition as of the report date.

[PIE CHART]

71.6%  FIXED-INCOME FUNDS

15.1%  EQUITY FUNDS-DOMESTIC

 5.0%  EQUITY FUNDS-INTERNATIONAL

 8.3%  SHORT-TERM INVESTMENTS

  Portfolio holdings may have changed since the report date.

  Source of Sector Classification: S&P and MSCI.

1 This list is not a recommendation of any security by the investment adviser.

2 Please see prospectus for further detail and eligibility requirements.


16 Schwab Target Funds

FUND EXPENSES (unaudited)

EXAMPLES FOR A $1,000 INVESTMENT

As a fund shareholder, you incur two types of costs: transaction costs, such as redemption fees; and, ongoing costs, such as management fees, transfer agent and shareholder services fees, and other fund expenses.

The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in a fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for the period beginning November 1, 2005 and held through April 30, 2006.

ACTUAL RETURN lines in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value / $1,000 = 8.6), then multiply the result by the number given for your fund under the heading entitled "Expenses Paid During Period."

HYPOTHETICAL RETURN lines in the table below provide information about hypothetical account values and hypothetical expenses based on a fund's actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs, such as redemption fees. If these transactional costs were included, your costs would have been higher.

                                                                                           ENDING
                                                                  BEGINNING             ACCOUNT VALUE                EXPENSES
                                         EXPENSE RATIO 1        ACCOUNT VALUE         (Net of Expenses)        PAID DURING PERIOD 2
                                           (Annualized)          at 11/1/05              at 4/30/06               11/1/05-4/30/06
------------------------------------------------------------------------------------------------------------------------------------
SCHWAB TARGET 2010 FUND

  Actual Return                                 0.06%               $1,000                $1,096.20                    $0.32
  Hypothetical 5% Return                        0.06%               $1,000                $1,024.50                    $0.31

------------------------------------------------------------------------------------------------------------------------------------
SCHWAB TARGET 2020 FUND

  Actual Return                                 0.04%               $1,000                $1,104.90                    $0.21
  Hypothetical 5% Return                        0.04%               $1,000                $1,024.60                    $0.20

------------------------------------------------------------------------------------------------------------------------------------
SCHWAB TARGET 2030 FUND

  Actual Return                                 0.03%               $1,000                $1,113.50                    $0.16
  Hypothetical 5% Return                        0.03%               $1,000                $1,024.65                    $0.15

------------------------------------------------------------------------------------------------------------------------------------
SCHWAB TARGET 2040 FUND

  Actual Return                                 0.01%               $1,000                $1,125.33                    $0.05
  Hypothetical 5% Return                        0.01%               $1,000                $1,024.75                    $0.05

------------------------------------------------------------------------------------------------------------------------------------
SCHWAB RETIREMENT INVESTMENT FUND

  Actual Return                                 0.10%               $1,000                $1,033.87                    $0.51
  Hypothetical 5% Return                        0.10%               $1,000                $1,024.30                    $0.51

1 Based on the most recent six-month expense ratio; may differ from the expense ratio provided in Financial Highlights; does not include expenses of underlying funds in which the funds invest.

2 Expenses for each fund are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by 181 days of the period (from 7/1/05, commencement of operations through 4/30/06), and divided by 365 days of the fiscal year.


                                                          Schwab Target Funds 17

SCHWAB TARGET 2010 FUND

FINANCIAL STATEMENTS

FINANCIAL HIGHLIGHTS

                                                   11/1/05          7/1/05 1-
                                                   4/30/06*         10/31/05
------------------------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period              10.24           10.00
                                                   ---------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                              0.13            0.04
  Net realized and unrealized gains                  0.84            0.20
                                                   ---------------------------------------------------------------------------------
Total income from investment operations              0.97            0.24
                                                   ---------------------------------------------------------------------------------
Less distributions:
  Dividends from net investment income              (0.17)             --
                                                   ---------------------------------------------------------------------------------
Net asset value at end of period                    11.04           10.24
                                                   ---------------------------------------------------------------------------------
Total return (%)                                     9.62 2          2.40 2

RATIOS/SUPPLEMENTAL DATA (%)
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:
  Net operating expenses 3                           0.06 4          0.06 4
  Gross operating expenses 3                         0.30 4          0.37 4
  Net investment income                              2.31 4          1.51 4
Portfolio turnover rate                                --              --
Net assets, end of period ($ x 1,000,000)              47              32

* Unaudited.

1 Commencement of operations.

2 Not annualized.

3 The expenses incurred by underlying funds in which the portfolio invests are not included in this ratio. The income received by the portfolio from underlying funds is reduced by those expenses.

4 Annualized.


18 See financial notes.

SCHWAB TARGET 2010 FUND

PORTFOLIO HOLDINGS as of April 30, 2006 (unaudited)

This section shows all the securities in the fund's portfolio and their value as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at http://www.sec.gov and may be viewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund's most recent Form N-Q is also available by visiting Schwab's website at www.schwab.com/schwabfunds.

                                                        COST            VALUE
HOLDINGS BY CATEGORY                                ($ x 1,000)      ($ x 1,000)
--------------------------------------------------------------------------------
 96.3%  OTHER INVESTMENT
        COMPANIES                                        41,779           44,863

  3.4%  SHORT-TERM
        INVESTMENT                                        1,538            1,538
--------------------------------------------------------------------------------
 99.7%  TOTAL INVESTMENTS                                43,317           46,401

  0.3%  OTHER ASSETS AND
        LIABILITIES, NET                                                     162
--------------------------------------------------------------------------------
100.0%  TOTAL NET ASSETS                                                  46,563

                                                      NUMBER OF         VALUE
SECURITY                                                SHARES       ($ x 1,000)
OTHER INVESTMENT COMPANIES 96.3% OF NET ASSETS

EQUITY FUNDS 62.3%
--------------------------------------------------------------------------------
Laudus International
   MarketMasters Fund, Select
   Shares (a)                                           239,208            4,961
Laudus Rosenberg International
   Small Capitalization Fund,
   Institutional Shares (a)                             139,955            3,085
Laudus Rosenberg U.S.
   Discovery Fund, Institutional
   Shares (a)                                            92,379            1,799
Laudus Rosenberg U.S. Large
   Capitalization Growth Fund,
   Institutional Shares (a)                             317,220            2,941
Schwab Core Equity Fund (a)                             584,386           10,081
Schwab Dividend Equity Fund,
   Select Shares (a)                                    214,442            2,955
Schwab Small-Cap Equity Fund,
   Select Shares (a)                                    178,632            3,169
                                                                     -----------
                                                                          28,991
FIXED-INCOME FUNDS 33.2%
--------------------------------------------------------------------------------
Schwab Total Bond Market
   Fund (a)                                           1,560,790           15,077
Schwab YieldPlus Fund, Select
   Shares (a)                                            41,198              399
                                                                     -----------
                                                                          15,476
MONEY FUNDS 0.8%
--------------------------------------------------------------------------------
Schwab Value Advantage Money
   Fund, Institutional Shares (a)                       396,498              396

                                                    FACE AMOUNT         VALUE
SECURITY                                            ($ x 1,000)      ($ x 1,000)
SHORT-TERM INVESTMENT 3.4% OF NET ASSETS

Brown Brothers Harriman & Co.
   Cash Management Sweep                                  1,538            1,538

END OF INVESTMENTS.

At April 30, 2006 the tax basis cost of the fund's investments was $43,317, and the unrealized appreciation and depreciation were $3,597 and ($513), respectively, with a net unrealized appreciation of $3,084.

(a) Issuer is affiliated with the fund's adviser.


                                                         See financial notes. 19

SCHWAB TARGET 2010 FUND

Statement of
ASSETS AND LIABILITIES

As of April 30, 2006; unaudited. All numbers x 1,000 except NAV.

ASSETS
--------------------------------------------------------------------------------
Investments in affiliated underlying funds, at value (cost $41,779)     $44,863
Investments, at value (cost $1,538)                                       1,538
Receivables:
  Fund shares sold                                                          151
  Dividends                                                                  59
  Interest                                                                    1
Prepaid expenses                                                     +       25
                                                                     -----------
TOTAL ASSETS                                                             46,637

LIABILITIES
--------------------------------------------------------------------------------
Payables:
  Investments bought                                                         58
  Trustee fees                                                                1
Accrued expenses                                                     +       15
                                                                     -----------
TOTAL LIABILITIES                                                            74

NET ASSETS
--------------------------------------------------------------------------------
TOTAL ASSETS                                                             46,637
TOTAL LIABILITIES                                                    -       74
                                                                     -----------
NET ASSETS                                                              $46,563

NET ASSETS BY SOURCE
Capital received from investors                                         $43,230
Distributions in excess of net investment income                            (11)
Net realized capital gains                                                  260
Net unrealized capital gains                                              3,084

NET ASSET VALUE (NAV)

                    SHARES
NET ASSETS  /  OUTSTANDING  =    NAV
  $46,563            4,218     11.04


20 See financial notes.

SCHWAB TARGET 2010 FUND

Statement of
OPERATIONS

For November 1, 2005 through April 30, 2006; unaudited. All numbers x 1,000.

INVESTMENT INCOME
--------------------------------------------------------------------------------
Dividends received from affiliated underlying funds                         $441
Interest                                                               +      16
                                                                       ---------
TOTAL INVESTMENT INCOME                                                      457

NET REALIZED GAINS AND LOSSES
--------------------------------------------------------------------------------
Net realized gains received from affiliated underlying funds                 260

NET UNREALIZED GAINS AND LOSSES
--------------------------------------------------------------------------------
Net unrealized gains from affiliated underlying funds                      2,729

EXPENSES
--------------------------------------------------------------------------------
Trustees' fees                                                                 3
Custodian fees                                                                 6
Portfolio accounting fees                                                      4
Professional fees                                                             15
Registration fees                                                             16
Shareholder reports                                                    +      14
                                                                       ---------
Total expenses                                                                58
Expense reduction                                                      -      46
                                                                       ---------
NET EXPENSES                                                                  12

INCREASE IN NET ASSETS FROM OPERATIONS
--------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                                      457
NET EXPENSES                                                           -      12
                                                                       ---------
NET INVESTMENT INCOME                                                        445
NET REALIZED GAINS                                                           260
NET UNREALIZED GAINS                                                   +   2,729
                                                                       ---------
INCREASE IN NET ASSETS FROM OPERATIONS                                    $3,434


                                                         See financial notes. 21

SCHWAB TARGET 2010 FUND

Statements of
CHANGES IN NET ASSETS

For the current and prior report periods. All numbers x 1,000.
Figures for current period are unaudited

OPERATIONS
--------------------------------------------------------------------------------
                                             11/1/05-4/30/06   7/1/05*-10/31/05
Net investment income                                    445                136
Net realized gains                                       260                 --
Net unrealized gains                         +         2,729                355
                                             -----------------------------------
INCREASE IN NET ASSETS FROM OPERATIONS                 3,434                491

DISTRIBUTIONS PAID
--------------------------------------------------------------------------------
Dividends from net investment income                     592                 --

TRANSACTIONS IN FUND SHARES
--------------------------------------------------------------------------------
                                          11/1/05-4/30/06     7/1/05*-10/31/05
                                        SHARES       VALUE   SHARES       VALUE
Shares sold                              1,361      14,593    3,174      32,017
Shares reinvested                           52         546       --          --
Shares redeemed                      +    (296)     (3,182)     (73)       (744)
                                     -------------------------------------------

NET TRANSACTIONS IN FUND SHARES          1,117      11,957    3,101      31,273

SHARES OUTSTANDING AND NET ASSETS
--------------------------------------------------------------------------------
                                          11/1/05-4/30/06     7/1/05*-10/31/05
                                        SHARES  NET ASSETS   SHARES  NET ASSETS
Beginning of period                      3,101      31,764       --          --
Total increase                       +   1,117      14,799    3,101      31,764
                                     -------------------------------------------
END OF PERIOD                            4,218      46,563    3,101      31,764
                                     -------------------------------------------
DISTRIBUTIONS IN EXCESS OF NET
 INVESTMENT INCOME/NET INVESTMENT
 INCOME NOT YET DISTRIBUTED            ($11)                $136

* Commencement of operations.


22 See financial notes.

SCHWAB TARGET 2020 FUND

FINANCIAL STATEMENTS

FINANCIAL HIGHLIGHTS

                                                   11/1/05         7/1/05 1-
                                                   4/30/06*        10/31/05
------------------------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period              10.28           10.00
                                                   ---------------------------------------------------------------------------------
Income from investment operations:
   Net investment income                             0.13            0.04
   Net realized and unrealized gains                 0.95            0.24
                                                   ---------------------------------------------------------------------------------
   Total income from investment operations           1.08            0.28
Less distributions:
   Dividends from net investment income             (0.18)             --
                                                   ---------------------------------------------------------------------------------
Net asset value at end of period                    11.18           10.28
                                                   ---------------------------------------------------------------------------------
Total return (%)                                    10.49 2          2.80 2

RATIOS/SUPPLEMENTAL DATA (%)
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:
   Net operating expenses 3                          0.04 4          0.04 4
   Gross operating expenses 3                        0.25 4          0.36 4
   Net investment income                             2.06 4          1.29 4
Portfolio turnover rate                                --              --
Net assets, end of period ($ x 1,000,000)              61              35

* Unaudited.

1 Commencement of operations.

2 Not annualized.

3 The expenses incurred by underlying funds in which the portfolio invests are not included in this ratio. The income received by the portfolio from underlying funds is reduced by those expenses.

4 Annualized.


                                                         See financial notes. 23

SCHWAB TARGET 2020 FUND

PORTFOLIO HOLDINGS as of April 30, 2006 (unaudited)

This section shows all the securities in the fund's portfolio and their value as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at http://www.sec.gov and may be viewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund's most recent Form N-Q is also available by visiting Schwab's website at www.schwab.com/schwabfunds.

                                                       COST             VALUE
HOLDINGS BY CATEGORY                               ($ x 1,000)       ($ x 1,000)
--------------------------------------------------------------------------------
 99.0%  OTHER INVESTMENT
        COMPANIES                                       56,840            60,884

  0.7%  SHORT-TERM
        INVESTMENT                                         411               411
--------------------------------------------------------------------------------
 99.7%  TOTAL INVESTMENTS                               57,251            61,295

  0.3%  OTHER ASSETS AND
        LIABILITIES, NET                                                     175
--------------------------------------------------------------------------------
100.0%  TOTAL NET ASSETS                                                  61,470

                                                     NUMBER OF          VALUE
SECURITY                                               SHARES        ($ x 1,000)
OTHER INVESTMENT COMPANIES 99.0% OF NET
ASSETS

EQUITY FUNDS 70.6%
--------------------------------------------------------------------------------
Laudus Rosenberg International
   Small Capitalization Fund,
   Institutional Shares (a)                            238,481             5,256
Schwab Dividend Equity Fund,
   Select Shares (a)                                   352,183             4,853
Schwab Small-Cap Equity Fund,
   Select Shares (a)                                   291,264             5,167
Schwab Core Equity Fund (a)                            837,607            14,449
Laudus International Market
   Masters Fund, Select
   Shares (a)                                          308,132             6,391
Laudus Rosenberg U.S. Discovery
   Fund, Institutional Shares (a)                      128,310             2,499
Laudus Rosenberg U.S. Large
   Capitalization Growth Fund,
   Institutional Shares (a)                            516,262             4,786
                                                                     -----------
                                                                          43,401
FIXED-INCOME FUNDS 27.5%
--------------------------------------------------------------------------------
Schwab YieldPlus Fund, Select
   Shares (a)                                           60,735               587
Schwab Total Bond Market
   Fund (a)                                          1,688,510            16,311
                                                                     -----------
                                                                          16,898
MONEY FUNDS 0.9%
--------------------------------------------------------------------------------
Schwab Value Advantage Money
   Fund, Institutional Shares (a)                      584,780               585

                                                   FACE AMOUNT          VALUE
SECURITY                                           ($ x 1,000)       ($ x 1,000)
SHORT-TERM INVESTMENT 0.7% OF NET ASSETS

Brown Brothers Harriman & Co.
   Cash Management Sweep                                   411               411

END OF INVESTMENTS.

At April 30, 2006 the tax basis cost of the fund's investments was $57,251, and the unrealized appreciation and depreciation were $4,525 and ($481), respectively, with a net unrealized appreciation of $4,044.

(a) Issuer is affiliated with the fund's adviser.


24 See financial notes.

SCHWAB TARGET 2020 FUND

Statement of
ASSETS AND LIABILITIES

As of April 30, 2006; unaudited. All numbers x 1,000 except NAV.

ASSETS
--------------------------------------------------------------------------------
Investments in affiliated underlying funds, at value (cost $56,840)     $60,884
Investments, at value (cost $411)                                           411
Receivables:
  Fund shares sold                                                          183
  Dividends                                                                  60
  Due from investment adviser                                                11
Prepaid expenses                                                     +       21
                                                                     -----------
TOTAL ASSETS                                                             61,570

LIABILITIES
--------------------------------------------------------------------------------
Payables:
  Investments bought                                                         60
  Trustee fees                                                                1
  Fund shares redeemed                                                       11
Accrued expenses                                                     +       28
                                                                     -----------
TOTAL LIABILITIES                                                           100

NET ASSETS
--------------------------------------------------------------------------------
TOTAL ASSETS                                                             61,570
TOTAL LIABILITIES                                                    -      100
                                                                     -----------
NET ASSETS                                                              $61,470

NET ASSETS BY SOURCE
Capital received from investors                                          57,166
Distributions in excess of net investment income                            (93)
Net realized capital gains                                                  353
Net unrealized capital gains                                              4,044

NET ASSET VALUE (NAV)
                    SHARES
NET ASSETS  /  OUTSTANDING  =     NAV
$61,470              5,497     $11.18


                                                         See financial notes. 25

SCHWAB TARGET 2020 FUND

Statement of
OPERATIONS

For November 1, 2005 through April 30, 2006; unaudited. All numbers x 1,000.

INVESTMENT INCOME
--------------------------------------------------------------------------------
Dividends received from affiliated underlying funds                         $458
Interest                                                               +      24
                                                                       ---------
TOTAL INVESTMENT INCOME                                                      482

NET REALIZED GAINS AND LOSSES
--------------------------------------------------------------------------------
Net realized gains received from affiliated underlying funds                 353

NET UNREALIZED GAINS AND LOSSES
--------------------------------------------------------------------------------
Net unrealized gains from affiliated underlying funds                      3,610

EXPENSES
--------------------------------------------------------------------------------
Trustees' fees                                                                 3
Custodian fees                                                                 6
Portfolio accounting fees                                                      4
Professional fees                                                             15
Registration fees                                                             13
Shareholder reports                                                    +      17
                                                                       ---------
Total expenses                                                                58
Expense reduction                                                      -      49
                                                                       ---------
NET EXPENSES                                                                   9

INCREASE IN NET ASSETS FROM OPERATIONS
--------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                                      482
NET EXPENSES                                                           -       9
                                                                       ---------
NET INVESTMENT INCOME                                                        473
NET REALIZED GAINS                                                           353
NET UNREALIZED GAINS                                                   +   3,610
                                                                       ---------
INCREASE IN NET ASSETS FROM OPERATIONS                                    $4,436


26 See financial notes.

SCHWAB TARGET 2020 FUND

Statements of
CHANGES IN NET ASSETS

For the current and prior report periods. All numbers x 1,000.
Figures for current period are unaudited

OPERATIONS
--------------------------------------------------------------------------------
                                             11/1/05-4/30/06   7/1/05*-10/31/05
Net investment income                                   $473               $121
Net realized gains                                       353                 --
Net unrealized gains                         +         3,610                434
                                             -----------------------------------
INCREASE IN NET ASSETS FROM OPERATIONS                 4,436                555

DISTRIBUTIONS PAID
--------------------------------------------------------------------------------
Dividends from net investment income                    $687                $--

TRANSACTIONS IN FUND SHARES
--------------------------------------------------------------------------------
                                          11/1/05-4/30/06     7/1/05*-10/31/05
                                        SHARES       VALUE   SHARES       VALUE
Shares sold                              2,395     $25,988    3,422     $34,636
Shares reinvested                           64         672       --          --
Shares redeemed                      +    (339)     (3,671)     (45)       (459)
                                     -------------------------------------------

NET TRANSACTIONS IN FUND SHARES          2,120     $22,989    3,377     $34,177

SHARES OUTSTANDING AND NET ASSETS
--------------------------------------------------------------------------------
                                          11/1/05-4/30/06     7/1/05*-10/31/05
                                        SHARES  NET ASSETS   SHARES  NET ASSETS
Beginning of period                      3,377     $34,732      $--         $--
Total increase                       +   2,120      26,738    3,377      34,732
                                     -------------------------------------------
END OF PERIOD                            5,497     $61,470    3,377     $34,732
                                     -------------------------------------------
DISTRIBUTIONS IN EXCESS OF NET
 INVESTMENT INCOME/NET INVESTMENT
 INCOME NOT YET DISTRIBUTED               ($93)                $121

* Commencement of operations.


                                                         See financial notes. 27

SCHWAB TARGET 2030 FUND

FINANCIAL STATEMENTS

FINANCIAL HIGHLIGHTS

                                                      11/1/05-      7/1/05 1-
                                                      4/30/06*       10/31/05
------------------------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period                  10.31          10.00
                                                      ------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                  0.12           0.03
  Net realized and unrealized gains                      1.04           0.28
                                                      ------------------------------------------------------------------------------
  Total income from investment operations                1.16           0.31
                                                      ------------------------------------------------------------------------------
Less distributions:
  Dividends from net income                             (0.17)            --
                                                      ------------------------------------------------------------------------------
Net asset value at end of period                        11.30          10.31
                                                      ------------------------------------------------------------------------------
Total return (%)                                        11.35 2         3.10 2

RATIOS/SUPPLEMENTAL DATA (%)
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:
  Net operating expenses 3                               0.03 4         0.03 4
  Gross operating expenses 3                             0.36 4         0.58 4
  Net investment income                                  1.81 4         1.05 4
Portfolio turnover rate                                    --             --
Net assets, end of period ($x 1,000,000)                   37             19

* Unaudited.

1 Commencement of operations.

2 Not annualized.

3 The expenses incurred by underlying funds in which the portfolio invests are not included in this ratio. The income received by the portfolio from underlying funds is reduced by those expenses.

4 Annualized.


28 See financial notes.

SCHWAB TARGET 2030 FUND

PORTFOLIO HOLDINGS as of April 30, 2006, unaudited

This section shows all the securities in the fund's portfolio and their value as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at http://www.sec.gov and may be viewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund's most recent Form N-Q is also available by visiting Schwab's website at www.schwab.com/schwabfunds.

                                                          COST           VALUE
HOLDINGS BY CATEGORY                                    ($x1,000)      ($x1,000)
--------------------------------------------------------------------------------
 98.6%  OTHER INVESTMENT
        COMPANIES                                          33,514         36,053

  0.7%  SHORT-TERM
        INVESTMENTS                                           283            283
--------------------------------------------------------------------------------
 99.3%  TOTAL INVESTMENTS                                  33,797         36,336

  0.7%  OTHER ASSETS AND
        LIABILITIES, NET                                                     244
--------------------------------------------------------------------------------
100.0%  TOTAL NET ASSETS                                                  36,580

                                                        NUMBER OF        VALUE
SECURITY                                                 SHARES       ($x 1,000)
OTHER INVESTMENT COMPANIES 98.6% OF NET
ASSETS

EQUITY FUNDS 76.7%
--------------------------------------------------------------------------------
Laudus International
   MarketMasters Fund, Select
   Shares (a)                                             218,814          4,538
Laudus Rosenberg International
   Small Capitalization Fund,
   Institutional Shares (a)                               122,921          2,709
Laudus Rosenberg U.S. Discovery
   Fund, Institutional Shares (a)                          94,929          1,849
Laudus Rosenberg U.S. Large
   Capitalization Growth Fund,
   Institutional Shares (a)                               306,188          2,839
Schwab Core Equity Fund (a)                               555,697          9,586
Schwab Dividend Equity Fund,
   Select Shares (a)                                      209,446          2,886
Schwab Small-Cap Equity Fund,
   Select Shares (a)                                      206,602          3,665
                                                                      ----------
                                                                          28,072
FIXED-INCOME FUNDS 20.9%
--------------------------------------------------------------------------------
Schwab Total Bond Market
   Fund (a)                                               753,614          7,280
Schwab YieldPlus Fund, Select
   Shares (a)                                              36,357            351
                                                                      ----------
                                                                           7,631
MONEY FUNDS 1.0%
--------------------------------------------------------------------------------
Schwab Value Advantage Money
   Fund, Institutional Shares (a)                         350,052            350

                                                      FACE AMOUNT       VALUE
SECURITY                                               ($x 1,000)     ($x 1,000)
SHORT-TERM INVESTMENT 0.7% OF NET ASSETS

Brown Brothers Harriman & Co.
   Cash Management Sweep                                      283            283

END OF INVESTMENTS.

At April 30, 2006 the tax basis cost of the fund's investments was $33,797, and the unrealized gains and losses were $2,743 and ($204), respectively, with a net unrealized appreciation of $2,539.

(a) Issuer is affiliated with the fund's adviser.


                                                         See financial notes. 29

SCHWAB TARGET 2030 FUND

Statement of
ASSETS AND LIABILITIES

As of April 30, 2006; unaudited. All numbers x 1,000 except NAV.

ASSETS
---------------------------------------------------------------------------------
Investments in affiliated underlying funds, at value (cost $33,514)      $36,053
Investments, at value (cost $283)                                            283
Receivables:
  Fund shares sold                                                           242
  Dividends                                                                   27
  Due from investment adviser                                                  9
Prepaid expenses                                                      +       22
                                                                      -----------
TOTAL ASSETS                                                              36,636

LIABILITIES
---------------------------------------------------------------------------------
Payables:
  Investments bought                                                          27
  Trustee fees                                                                 1
  Fund shares redeemed                                                        10
Accrued expenses                                                      +       18
                                                                      -----------
TOTAL LIABILITIES                                                             56

NET ASSETS
---------------------------------------------------------------------------------
TOTAL ASSETS                                                              36,636
TOTAL LIABILITIES                                                     -       56
                                                                      -----------
NET ASSETS                                                               $36,580

NET ASSETS BY SOURCE
Capital received from investors                                           33,917
Distributions in excess of net investment income                             (68)
Net realized capital gains                                                   192
Net unrealized capital gains                                               2,539

NET ASSET VALUE (NAV)

                      SHARES
NET ASSETS   /   OUTSTANDING   =     NAV
$36,580                3,238      $11.30


30 See financial notes.

SCHWAB TARGET 2030 FUND

Statement of
OPERATIONS

For November 1, 2005 through April 30, 2006; unaudited. All numbers x 1,000.

INVESTMENT INCOME
--------------------------------------------------------------------------------
Dividends received from affiliated underlying funds                         $229
Interest                                                               +      15
                                                                       ---------
TOTAL INVESTMENT INCOME                                                      244

NET REALIZED GAINS AND LOSSES
--------------------------------------------------------------------------------
Net realized gains received from affiliated underlying funds                 192

NET UNREALIZED GAINS AND LOSSES
--------------------------------------------------------------------------------
Net unrealized gains from affiliated underlying funds                      2,287

EXPENSES
--------------------------------------------------------------------------------
Trustees' fees                                                                 3
Custodian fees                                                                 6
Portfolio accounting fees                                                      4
Professional fees                                                             15
Registration fees                                                              9
Shareholder reports                                                    +      11
                                                                       ---------
Total expenses                                                                48
Expense reduction                                                      -      44
                                                                       ---------
NET EXPENSES                                                                   4

INCREASE IN NET ASSETS FROM OPERATIONS
--------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                                      244
NET EXPENSES                                                           -       4
                                                                       ---------
NET INVESTMENT INCOME                                                        240
NET REALIZED GAINS                                                           192
NET UNREALIZED GAINS                                                   +   2,287
                                                                       ---------
INCREASE IN NET ASSETS FROM OPERATIONS                                    $2,719


                                                         See financial notes. 31

SCHWAB TARGET 2030 FUND

Statements of
CHANGES IN NET ASSETS

For the current and prior report periods. All numbers x 1,000.
Figures for current period are unaudited

OPERATIONS
--------------------------------------------------------------------------------
                                            11/1/05-4/30/06    07/01/05-10/31/05
Net investment income                                  $240                  $51
Net realized gains                                      192                   --
Net unrealized gains or losses              +         2,287                  252
                                            ------------------------------------
INCREASE IN NET ASSETS FROM OPERATIONS                2,719                  303

DISTRIBUTIONS PAID
--------------------------------------------------------------------------------
Dividends from net investment income                   $359                  $--

TRANSACTIONS IN FUND SHARES
--------------------------------------------------------------------------------
                                      11/1/05-4/30/06        07/01/05-10/31/05
                                    SHARES         VALUE    SHARES        VALUE
Shares sold                          1,545       $16,877     1,866      $18,936
Shares reinvested                       33           346        --           --
Shares redeemed                   +   (187)       (2,053)      (19)        (189)
                                  ----------------------------------------------
NET TRANSACTIONS IN FUND SHARES      1,391       $15,170     1,847      $18,747

SHARES OUTSTANDING AND NET ASSETS
--------------------------------------------------------------------------------
                                     11/1/05-4/30/06         07/01/05-10/31/05
                                    SHARES    NET ASSETS    SHARES   NET ASSETS
Beginning of period                  1,847       $19,050        --          $--
Total increase or decrease        +  1,391        17,530     1,847       19,050
                                  ----------------------------------------------
END OF PERIOD                        3,238       $36,580     1,847      $19,050
                                  ----------------------------------------------
DISTRIBUTIONS IN EXCESS OF NET INVESTMENT INCOME/
  NET INVESTMENT INCOME NOT YET DISTRIBUTED         ($68)                   $51

*Commencement of operations


32 See financial notes.

SCHWAB TARGET 2040 FUND

FINANCIAL STATEMENTS

FINANCIAL HIGHLIGHTS

                                              11/1/05       7/1/05 1-
                                              4/30/06*     10/31/05
PER-SHARE DATA ($)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period         10.36          10.00
                                              --------------------------------------------------------------------------------------
Income from investment operations:

   Net investment income                        0.12           0.02
   Net realized and unrealized gains            1.16           0.34
                                              --------------------------------------------------------------------------------------
   Total income from investment operations      1.28           0.36
                                              --------------------------------------------------------------------------------------
Less distributions:
   Dividends from net investment income        (0.17)            --
                                              --------------------------------------------------------------------------------------
Net asset value at end of period               11.47          10.36
                                              --------------------------------------------------------------------------------------
Total return (%)                               12.53 2         3.60 2

RATIOS/SUPPLEMENTAL DATA (%)
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:
   Net operating expenses3                      0.01 4         0.01 4
   Gross operating expenses3                    0.53 4         1.10 4
   Net investment income                        1.62 4         0.80 4
Portfolio turnover rate                           -- 2,5         --
Net assets, end of period  ($x 1,000,000)         21              9

* Unaudited.

1 Commencement of operations.

2 Not annualized.

3 The expenses incurred by underlying funds in which the portfolio invests are not included in this ratio.

  The income received by the portfolio from underlying funds is reduced by those expenses.

4 Annualized.

5 The ratio is less than 1%


                                                         See financial notes. 33

SCHWAB TARGET 2040 FUND

PORTFOLIO HOLDINGS as of April 30, 2006, (unaudited)

This section shows all the securities in the fund's portfolio and their value as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at http://www.sec.gov and may be viewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund's most recent Form N-Q is also available by visiting Schwab's website at www.schwab.com/schwabfunds.

                                                          COST           VALUE
HOLDINGS BY CATEGORY                                    ($x1,000)      ($x1,000)
--------------------------------------------------------------------------------
 98.2%  OTHER INVESTMENT
        COMPANIES                                          18,882         20,308

  0.9%  SHORT-TERM
        INVESTMENT                                            201            201
--------------------------------------------------------------------------------
 99.1%  TOTAL INVESTMENTS                                  19,083         20,509

  0.9%  OTHER ASSETS AND
        LIABILITIES, NET                                                     176
--------------------------------------------------------------------------------
100.0%  TOTAL NET ASSETS                                                  20,685

                                                        NUMBER OF       VALUE
SECURITY                                                 SHARES      ($ x 1,000)
OTHER INVESTMENT COMPANIES 98.2% OF NET
ASSETS

EQUITY FUNDS 83.1%
--------------------------------------------------------------------------------
Laudus International
   MarketMasters Fund, Select
   Shares (a)                                             132,726          2,753
Laudus Rosenberg International
   Small Capitalization Fund,
   Institutional Shares (a)                                78,529          1,731
Laudus Rosenberg U.S. Discovery
   Fund, Institutional Shares (a)                          63,827          1,243
Laudus Rosenberg U.S. Large
   Capitalization Growth Fund,
   Institutional Shares (a)                               193,440          1,793
Schwab Core Equity Fund (a)                               323,576          5,582
Schwab Dividend Equity Fund,
   Select Shares (a)                                      132,196          1,821
Schwab Small-Cap Equity Fund,
   Select Shares (a)                                      127,378          2,260
                                                                     -----------
                                                                          17,183
FIXED-INCOME FUNDS 14.2%
--------------------------------------------------------------------------------
Schwab Total Bond Market
   Fund (a)                                               282,684          2,731
Schwab YieldPlus Fund, Select
   Shares (a)                                              20,429            197
                                                                     -----------
                                                                           2,928
MONEY FUNDS 0.9%
--------------------------------------------------------------------------------
Schwab Value Advantage Money
   Fund, Institutional Shares (a)                         196,706            197

                                                      FACE AMOUNT       VALUE
SECURITY                                              ($ x 1,000)    ($ x 1,000)
SHORT-TERM INVESTMENT 0.9% OF NET ASSETS

Brown Brothers Harriman & Co.
   Cash Management Sweep                                      201            201

END OF INVESTMENTS.

At April 30, 2006 the tax basis cost of the fund's investments was $19,083, and the unrealized appreciation and depreciation were $1,491 and ($66), respectively, with a net unrealized appreciation of $1,426.

(a) Issuer is affiliated with the fund's adviser.


34 See financial notes.

SCHWAB TARGET 2040 FUND

Statement of
ASSETS AND LIABILITIES

As of April 30, 2006; unaudited. All numbers x 1,000 except NAV.

ASSETS
---------------------------------------------------------------------------------
Investments in affiliated underlying funds, at value (cost $18,882)      $20,308
Investments, at value (cost $201)                                            201
Receivables:
   Fund shares sold                                                          173
   Dividends                                                                  10
   Receivable from investment adviser                                          8
Prepaid expenses                                                      +       14
                                                                      -----------
TOTAL ASSETS                                                              20,714

LIABILITIES
---------------------------------------------------------------------------------
Payables:
   Fund shares redeemed                                                        1
   Investments bought                                                         10
   Trustee fees                                                                1
Accrued expenses                                                      +       17
                                                                      -----------
TOTAL LIABILITIES                                                             29

NET ASSETS
---------------------------------------------------------------------------------
TOTAL ASSETS                                                              20,714
TOTAL LIABILITIES                                                     -       29
                                                                      -----------
NET ASSETS                                                               $20,685

NET ASSETS BY SOURCE
Capital received from investors                                           19,207
Distributions in excess of net investment income                             (56)
Net realized capital gains                                                   108
Net unrealized capital gains                                               1,426

NET ASSET VALUE (NAV)

                      SHARES
NET ASSETS   /   OUTSTANDING   =      NAV
$20,685                1,803       $11.47


                                                         See financial notes. 35

SCHWAB TARGET 2040 FUND

Statement of
OPERATIONS

For November 1, 2005 through April 30, 2006; unaudited. All numbers x 1,000.

INVESTMENT INCOME
--------------------------------------------------------------------------------
Dividends received from affiliated underlying funds                         $101
Interest                                                               +       9
                                                                       ---------
TOTAL INVESTMENT INCOME                                                      110

NET REALIZED GAINS AND LOSSES
--------------------------------------------------------------------------------
Net realized gains received from affiliated underlying funds                 108

NET UNREALIZED GAINS AND LOSSES
--------------------------------------------------------------------------------
Net unrealized gains from affiliated underlying funds                      1,302

EXPENSES
--------------------------------------------------------------------------------
Trustees' fees                                                                 3
Custodian and fees                                                             6
Portfolio accounting fees                                                      3
Professional fees                                                             15
Registration fees                                                              2
Shareholder reports                                                    +       7
                                                                       ---------
Total expenses                                                                36
Expense reduction                                                      -      35
                                                                       ---------
NET EXPENSES                                                                   1

INCREASE IN NET ASSETS FROM OPERATIONS
--------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                                      110
NET EXPENSES                                                           -       1
                                                                       ---------
NET INVESTMENT INCOME                                                        109
NET REALIZED GAINS                                                           108
NET UNREALIZED GAINS                                                   +   1,302
                                                                       ---------
INCREASE IN NET ASSETS FROM OPERATIONS                                    $1,519


36 See financial notes.

SCHWAB TARGET 2040 FUND

Statements of
CHANGES IN NET ASSETS

For the current and prior report periods. All numbers x 1,000.
Figures for current period are unaudited

OPERATIONS
--------------------------------------------------------------------------------
                                             11/1/05-4/30/06    7/1/05*-10/31/05
Net investment income                                   $109                 $17
Net realized gains                                       108                  --
Net unrealized gains                         +         1,302                 124
                                             -----------------------------------
INCREASE IN NET ASSETS FROM OPERATIONS                 1,519                 141

DISTRIBUTIONS PAID
--------------------------------------------------------------------------------
Dividends from net investment income                    $182                 $--

TRANSACTIONS IN FUND SHARES
--------------------------------------------------------------------------------
                                      11/1/05-4/30/06         7/1/05*-10/31/05
                                    SHARES         VALUE    SHARES        VALUE
Shares sold                            990       $10,969       894       $9,127
Shares reinvested                       16           176        --           --
Shares redeemed                     +  (73)         (810)      (24)        (255)
                                  ----------------------------------------------
NET TRANSACTIONS IN FUND SHARES        933       $10,335       870       $8,872

SHARES OUTSTANDING AND NET ASSETS
--------------------------------------------------------------------------------
                                      11/1/05-4/30/06         7/1/05*-10/31/05
                                    SHARES    NET ASSETS    SHARES   NET ASSETS
Beginning of period                    870        $9,013        --          $--
Total increase                    +    933        11,672       870        9,013
                                  ----------------------------------------------
END OF PERIOD                        1,803       $20,685       870       $9,013
                                  ----------------------------------------------
DISTRIBUTIONS IN EXCESS OF NET INVESTMENT INCOME/
NET INVESTMENT INCOME NOT YET DISTRIBUTED           ($56)                   $17

* Commencement of operations


                                                         See financial notes. 37

SCHWAB RETIREMENT INCOME FUND

FINANCIAL STATEMENTS

FINANCIAL HIGHLIGHTS



2 per-share amount was less than $0.01.



                                            11/1/05-         7/1/05 1-
PER-SHARE DATA ($)                          4/30/06*         10/31/05
------------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period         9.90           10.00
                                             ---------------------------------------------------------------------------------------
Income or loss from investment operations:
   Net investment income                       0.20            0.11
   Net realized and unrealized losses          0.13           (0.09)
                                             ---------------------------------------------------------------------------------------
   Total income or loss from investment        0.33            0.02
     operations

Less distributions:
  Dividends from net investment income        (0.22)          (0.12)
                                             ---------------------------------------------------------------------------------------
Net asset value at end of perio               10.01            9.90
                                             ---------------------------------------------------------------------------------------
Total return (%)                               3.39 2          0.16 2

RATIOS/SUPPLEMENTAL DATA (%)
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:
  Net operating expenses 3                     0.10 4          0.10 4
  Gross operating expenses 3                   0.32 4          0.64 4
  Net investment income                        3.95 4          3.40 4
Portfolio turnover rate                          --              --
Net assets, end of period ($ x 1,000,000)        31              14

*  Unaudited.

1  Commencement of operations.

2  Not annualized.

3 The expenses incurred by underlying funds in which the portfolio invests are not included in this ratio. The income received by the portfolio from underlying funds is reduced by those expenses.

4  Annualized.


38 See financial notes.

SCHWAB RETIREMENT INCOME FUND

PORTFOLIO HOLDINGS as of April 30, 2006 unaudited

This section shows all the securities in the fund's portfolio and their value as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at http://www.sec.gov and may be viewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund's most recent Form N-Q is also available by visiting Schwab's website at www.schwab.com/schwabfunds.

                                                      COST              VALUE
HOLDINGS BY CATEGORY                              ($ x 1,000)        ($ x 1,000)
--------------------------------------------------------------------------------
 96.4%  OTHER INVESTMENT
        COMPANIES                                      29,675            29,745

  3.8%  SHORT-TERM
        INVESTMENT                                      1,159             1,159
--------------------------------------------------------------------------------
100.2%  TOTAL INVESTMENTS                              30,834            30,904

(0.2)%  OTHER ASSETS AND
        LIABILITIES, NET                                                    (47)
--------------------------------------------------------------------------------
100.0%  TOTAL NET ASSETS                                                 30,857

                                                    NUMBER OF           VALUE
SECURITY                                             SHARES          ($ x 1,000)
OTHER INVESTMENT COMPANIES 96.4% OF NET
ASSETS

EQUITY FUNDS 20.2%
--------------------------------------------------------------------------------
Laudus International MarketMasters
   Fund, Select Shares (a)                             74,641              1,548
Schwab Dividend Equity Fund,
   Select Shares (a)                                  339,082              4,673
                                                                     -----------
                                                                           6,221
FIXED-INCOME FUNDS 71.6%
--------------------------------------------------------------------------------
Schwab Total Bond Market
   Fund (a)                                         1,515,781             14,643
Schwab YieldPlus Fund, Select
   Shares (a)                                         772,303              7,468
                                                                     -----------
                                                                          22,111
MONEY FUNDS 4.6%
--------------------------------------------------------------------------------
Schwab Value Advantage Money Fund,
   Institutional Shares (a)                         1,413,184              1,413

                                                  FACE AMOUNT           VALUE
SECURITY                                          ($ x 1,000)        ($ x 1,000)
SHORT-TERM INVESTMENT 3.8% OF NET ASSETS
Brown Brothers Harriman & Co.
   Cash Management Sweep                                1,159              1,159

END OF INVESTMENTS.

At April 30, 2006 the tax basis cost of the fund's investments was $30,834, and the unrealized appreciation and depreciation were $480, and ($410), respectively, with a net unrealized appreciation of $70.

(a) Issuer is affiliated with the fund's adviser.


                                                         See financial notes. 39

SCHWAB RETIREMENT INCOME FUND

Statement of
ASSETS AND LIABILITIES

As of April 30, 2006; unaudited. All numbers x 1,000 except NAV.

ASSETS
--------------------------------------------------------------------------------
Investments, in affiliated underlying funds, at value (cost $29,675)    $29,745
Investments, at value (cost $1,159)                                       1,159
Receivables:
   Fund shares sold                                                          55
   Dividends                                                                 85
   Due from investment adviser                                                6
Prepaid expenses                                                      +       9
                                                                      ----------
TOTAL ASSETS                                                             31,059

LIABILITIES
--------------------------------------------------------------------------------
Payables:
   Investments bought                                                        83
   Dividends to shareholders                                                 83
   Fund shares redeemed                                                      31
Accrued expenses                                                      +       5
                                                                      ----------
TOTAL LIABILITIES                                                           202

NET ASSETS
--------------------------------------------------------------------------------
TOTAL ASSETS                                                             31,059
TOTAL LIABILITIES                                                     -     202
                                                                      ----------
NET ASSETS                                                              $30,857

NET ASSETS BY SOURCE
Capital received from investors                                          30,799
Distributions in excess of net investment income                            (81)
Net realized gains                                                           69
Net unrealized capital gains                                                 70

NET ASSET VALUE (NAV)

                      SHARES
NET ASSETS   /   OUTSTANDING   =      NAV
  $30,857              3,081       $10.01


40 See financial notes.

SCHWAB RETIREMENT INCOME FUND

Statement of
OPERATIONS

For November 1, 2005 through April 30, 2006; unaudited. All numbers x 1,000.

INVESTMENT INCOME
--------------------------------------------------------------------------------
Dividends received from affiliated underlying funds                         $467
Interest                                                                 +     1
                                                                         -------
TOTAL INVESTMENT INCOME                                                      468

NET REALIZED GAINS AND LOSSES
--------------------------------------------------------------------------------
Net realized gains received from affiliated underlying funds                  69

NET REALIZED GAINS AND LOSSES
--------------------------------------------------------------------------------
Net unrealized gains from affiliated underlying funds                        187

EXPENSES
--------------------------------------------------------------------------------
Trustees' fees                                                                 3
Custodian fees                                                                 5
Portfolio accounting fees                                                      4
Professional fees                                                             16
Registration fees                                                              4
Shareholder reports                                                      +     5
                                                                         -------
Total expenses                                                                37
Expense reduction                                                        -    25
                                                                         -------
NET EXPENSES                                                                  12

INCREASE IN NET ASSETS FROM OPERATIONS
--------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                                      468
NET EXPENSES                                                             -    12
                                                                         -------
NET INVESTMENT INCOME                                                        456
NET REALIZED GAINS                                                            69
NET UNREALIZED GAINS                                                     +   187
                                                                         -------
INCREASE IN NET ASSETS FROM OPERATIONS                                      $712


                                                         See financial notes. 41

SCHWAB RETIREMENT INCOME FUND

Statements of
CHANGES IN NET ASSETS

For the current and prior report periods. All numbers x 1,000.
Figures for current period are unaudited

OPERATIONS
--------------------------------------------------------------------------------
                                          11/1/05-4/30/06      7/1/05*-10/31/05
Net investment income                                $456                  $124
Net realized gains                                     69                    --
Net unrealized gains or losses           +            187                  (117)
                                         ---------------------------------------
INCREASE IN NET ASSETS FROM OPERATIONS                712                     7

DISTRIBUTIONS PAID
--------------------------------------------------------------------------------
Dividends from net investment income                 $537                  $138

TRANSACTIONS IN FUND SHARES
--------------------------------------------------------------------------------
                                         11/1/05-4/30/06      7/1/05*-10/31/05
                                       SHARES       VALUE    SHARES       VALUE
Shares sold                             2,050     $20,505     1,508     $15,066
Shares reinvested                          28         279        10          99
Shares redeemed                     +    (407)     (4,059)     (108)     (1,077)
                                    --------------------------------------------
NET TRANSACTIONS IN FUND SHARES         1,671     $16,725     1,410     $14,088

SHARES OUTSTANDING AND NET ASSETS
--------------------------------------------------------------------------------
                                         11/1/05-4/30/06      7/1/05*-10/31/05
                                       SHARES  NET ASSETS    SHARES  NET ASSETS
Beginning of period                     1,410     $13,957        --          --
Total increase                      +   1,671      16,900     1,410      13,957
                                    --------------------------------------------
END OF PERIOD                           3,081     $30,857     1,410     $13,957
                                    --------------------------------------------
DISTRIBUTIONS IN EXCESS OF NET
   INVESTMENT INCOME                                 ($81)                   --

* Commencement of operations.


42 See financial notes.

SCHWAB TARGET FUNDS

FINANCIAL NOTES, UNAUDITED.

Unless stated, all dollar amounts are x 1,000.

1. BUSINESS STRUCTURE OF THE FUNDS

Each of the funds discussed in this report is a series of Schwab Capital Trust, a no-load, open-end management investment company. The company is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended. The list below shows all the funds in the trust including the funds in this report highlighted:

SCHWAB CAPITAL TRUST (organized May 7, 1993)
  SCHWAB TARGET 2010 FUND
  SCHWAB TARGET 2020 FUND
  SCHWAB TARGET 2030 FUND
  SCHWAB TARGET 2040 FUND
  SCHWAB RETIREMENT INCOME FUND
  Schwab S&P 500 Index Fund
  Schwab Institutional Select S&P 500 Fund
  Schwab Small-Cap Index Fund
  Schwab Total Stock Market Index Fund
  Schwab International Index Fund
  Schwab Markettrack All Equity Portfolio
  Schwab Markettrack Growth Portfolio
  Schwab Markettrack Balanced Portfolio
  Schwab Markettrack Conservative Portfolio
  Laudus U.S. Marketmasters Fund
  Laudus Small-Cap Marketmasters Fund
  Laudus International Marketmasters Fund
  Schwab Viewpoints Fund
  Schwab Premier Equity Fund
  Schwab Core Equity Fund
  Schwab Dividend Equity Fund
  Schwab Large-Cap Growth Fund
  Schwab Small-Cap Equity Fund
  Schwab Hedged Equity Fund
  Schwab Financial Services Fund
  Schwab Health Care Fund
  Schwab Technology Fund

The funds offer one share class. Shares are bought and sold at net asset value, or NAV, which is the price for all outstanding shares. Each share has a par value of 1/1,000 of a cent, and the trustees may issue as many shares as necessary.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies the funds use in their operations and in their preparation of financial statements. For more information about the underlying funds operations and policies, please refer to those funds' semiannual and annual reports.

(A) SECURITY VALUATION:

The funds value the investments in underlying funds and securities in their portfolios every business day. The funds use the following policies to value these investments:

- Underlying funds: valued at their respective net asset values as determined by those funds, in accordance with the Investment Company Act of 1940 for a given day.

- Short-term securities (60 days or less to maturity): valued at amortized cost.

SCHWAB TARGET FUNDS

Unless stated, all dollar amounts are x 1,000.

2. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

(B) SECURITY TRANSACTIONS:

Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.

For the period ended April 30, 2006, purchases and sales of securities (excluding short-term obligations were as follows:

                                                PURCHASES       SALES/MATURITIES
Target 2010 Fund                                  $10,989                    $--
Target 2020 Fund                                   23,444                     --
Target 2030 Fund                                   15,679                     --
Target 2040 Fund                                   18,978                    131
Retirement Income Fund                             16,145                     --

(C) INCOME, EXPENSES AND DISTRIBUTIONS:

Income from interest and the accretion of discount is recorded as it accrues. Dividends and distributions from portfolio securities and underlying funds are recorded on the date they are effective (the ex-dividend date).

Expenses that are specific to a fund are charged directly to that fund. Expenses that are common to all funds within a trust generally are allocated among the funds in proportion to their average daily net assets.

The funds pay dividends from net investment income and make distributions from net realized capital gains once a year, except for the Retirement Income Fund, which makes income distributions monthly.

Each fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, each fund may keep certain assets in segregated accounts, as may be required by securities law.

(D) EARLY REDEMPTION FEES:

Each fund, except Retirement Income Fund, imposes a short-term redemption fee on any fund shares that are redeemed or exchanged by a shareholder within a specified number of days of the purchase date. The funds charge 2.00% of early withdrawal fees on shares redeemed 30 days or less after the purchase. Such amounts are net of the redemption fee proceeds on the Statement of Changes in Net Assets. The redemption fees charged during the current and prior fiscal years were:

                                      TARGET 2010    TARGET 2020   TARGET 2030    TARGET 2040
                                         FUND           FUND          FUND           FUND
CURRENT PERIOD REDEMPTION FEES            $--            $--           $1             $2
PRIOR PERIOD REDEMPTION FEES               $1             $1           $1             --

SCHWAB TARGET FUNDS

Unless stated, all dollar amounts are x 1,000.

2. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

(E) BORROWING:

The funds may borrow money from banks and custodians. The funds may obtain temporary bank loans through the trusts to which they belong, to use for meeting shareholder redemptions or for extraordinary or emergency purposes. The Schwab Funds have custodian overdraft facilities and line of credit arrangements of $150 million and $100 million with PNC Bank, N.A., and Bank of America, N.A., respectively. The funds pay interest on the amounts they borrow at rates that are negotiated periodically. There was no borrowing for any funds during the period.

(F) ACCOUNTING ESTIMATES:

The accounting policies described in this report conform with accounting principles generally accepted in the United States of America. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It's possible that once the results are known, they may turn out to be different from these estimates.

(G) INDEMNIFICATION:

Under the funds' organizational documents, the officers and trustees are indemnified against certain liability arising out of the performance of their duties to the funds. In addition, in the normal course of business the funds enter into contracts with their vendors and others that provide general indemnifications. The funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the funds. However, based on experience, the funds expect the risk of loss to be remote.

3. AFFILIATES AND AFFILIATED TRANSACTIONS

Charles Schwab Investment Management, Inc. (CSIM or the investment adviser), a wholly owned subsidiary of The Charles Schwab Corporation, serves as each fund's investment adviser and administrator pursuant to an Investment Advisory and Administration Agreement (Advisory Agreement) between it and the trust. Charles Schwab & Co., Inc. ("Schwab") is an affiliate of the investment adviser and is the trust's shareholder services agent and transfer agent.

The underlying funds pay fees to the investment adviser for advisory and administrative services and to Schwab for transfer agent and shareholder services. The funds are not charged such fees directly. These fees are included in the net asset value of the underlying funds.

CSIM and Schwab have made agreements with the funds to limit the total expenses charged, excluding interest, taxes and certain non-routine expenses through February 28, 2007, as follows:

SCHWAB TARGET FUNDS

Unless stated, all dollar amounts are x 1,000.

3. AFFILIATES AND AFFILIATED TRANSACTIONS (CONTINUED)

Target 2010 Fund                                                           0.06%
Target 2020 Fund                                                           0.04%
Target 2030 Fund                                                           0.03%
Target 2040 Fund                                                           0.01%
Retirement Income Fund                                                     0.10%

The funds may engage in certain transactions involving related parties. Pursuant to an exemptive order issued by the SEC, the funds may invest in other related funds. As of April 30, 2006, the shares owned by each Target Fund as a percentage of the total shares of the underlying Funds are:

                                                                                                 RETIREMENT
                                      TARGET 2010    TARGET 2020   TARGET 2030    TARGET 2040      INCOME
                                         FUND           FUND          FUND         INDEX FUND       FUND
Core Equity Fund                         1.2%           1.7%          1.1%           0.7%             --%
Dividend Equity Fund                     0.3%           0.4%          0.3%           0.2%            0.4%
Small-Cap Equity Fund                    0.6%           0.9%          0.7%           0.4%             --%
International MarketMasters Fund         0.3%           0.3%          0.2%           0.1%            0.1%
U.S. Large Capitalization
 Growth Fund                             6.1%           9.9%          5.8%           3.7%             --%
U.S. Discovery Fund                      0.2%           0.3%          0.2%           0.1%             --%
International Small Capitalization
 Fund                                    0.2%           0.3%          0.2%           0.1%             --%
Total Bond Market Fund                   1.2%           1.3%          0.6%           0.2%            1.2%
YieldPlus Fund                            --*            --*           --*            --*            0.1%
Value Advantage Money Fund                --*            --*           --*            --*             --*

Pursuant to an exemptive order issued by the SEC, the funds may enter into interfund borrowing and lending transactions within the Schwab Funds. All loans are for temporary or emergency purposes only. The interest rate charged on the loan is the average of the overnight repurchase agreement rate and the short-term bank loan rate. The interfund lending facility is subject to the oversight and periodic review of the Board of Trustees of the Schwab Funds. There was no interfund borrowing or lending activity for any fund during the period.

Trustees may include people who are officers and/ or directors of the investment adviser or Schwab. Federal securities law limits the percentage of such "interested persons" who may serve on a trust's board, and the trust was in compliance with these limitations throughout the report period. The trust did not pay any of these persons for their service as trustees, but it did pay non-interested persons (independent trustees), as noted in each fund's Statement of Operations.

* Less than 0.1%


46 Schwab Target Funds

SCHWAB TARGET FUNDS

Unless stated, all dollar amounts are x 1,000.

4. FEDERAL INCOME TAXES:

The funds intend to meet federal income and excise tax requirements for regulated investment companies. Accordingly, the funds distribute substantially all of their net investment income and realized net capital gains (if any) to their respective shareholders each year. The net investment income and realized capital gains and losses may differ for financial statement and tax purposes primarily due to differing treatments of losses on wash sales. As long as a fund meets the tax requirements, it is not required to pay federal income tax.

As of October 31, 2005, the components of distributable earnings on a tax basis were as follows:

                                                                                                 RETIREMENT
                                      TARGET 2010    TARGET 2020   TARGET 2030    TARGET 2040      INCOME
                                         FUND           FUND          FUND           FUND           FUND
Undistributed ordinary income            $136           $121           $51            $17             --
Undistributed long-term capital gains      --             --            --             --             --
Net unrealized appreciation/
depreciation                              355            434           252            124           (117)

The tax-basis components of distributions for the fiscal years ended October 31, 2005 were:

                                                                                                 RETIREMENT
                                      TARGET 2010    TARGET 2020   TARGET 2030    TARGET 2040      INCOME
                                         FUND           FUND          FUND           FUND           FUND
CURRENT PERIOD DISTRIBUTIONS
 From ordinary income                     --             --            --             --            $138
 From long-term capital gains             --             --            --             --              --
 From return of capital                   --             --            --             --              --

The permanent book and tax basis differences may result in reclassifications between capital account and other accounts as required. The adjustments will have no impact on net assets or the results of operations. As of October 31, 2005, the funds made the following reclassifications:

                                                                                                 RETIREMENT
                                      TARGET 2010    TARGET 2020   TARGET 2030    TARGET 2040      INCOME
                                         FUND           FUND          FUND           FUND           FUND
Capital shares                            --             --            --             --            ($14)
Undistributed net investment income       --             --            --             --             $14
Net realized capital gains and losses     --             --            --             --              --

TRUSTEES AND OFFICERS

      A fund's Board of Trustees is responsible for protecting the interests of that fund's shareholders. The tables below give information about the people who serve as trustees and officers for the Schwab Funds(R), including the funds covered in this report. Trustees remain in office until they resign, retire or are removed by shareholder vote. 1

      Under the Investment Company Act of 1940, any officer, director, or employee of Schwab or CSIM is considered an "interested person," meaning that he or she is considered to have a business interest in Schwab or CSIM. These individuals are listed as "interested trustees." The "independent trustees" are individuals who, under the 1940 Act, are not considered to have a business interest in Schwab or CSIM.

      Each of the 57 Schwab Funds belongs to one of these trusts: The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust or Schwab Annuity Portfolios. Currently all these trusts have the same trustees and officers. The address for all trustees and officers is 101 Montgomery Street, San Francisco, CA 94104. You can find more information about the trustees and officers in the Statement of Additional Information, which is available free by calling 1-800-435-4000.

INDEPENDENT TRUSTEES

NAME AND
YEAR OF BIRTH           TRUSTEE SINCE           MAIN OCCUPATIONS AND OTHER DIRECTORSHIPS AND AFFILIATIONS
------------------------------------------------------------------------------------------------------------------------------------
MARIANN BYERWALTER      2000 (all trusts).      Chairman of JDN Corporate Advisory LLC. From 1996 to 2001, Vice President for
1960                                            Business Affairs and Chief Financial Officer of Stanford University, and in 2001,
                                                Special Advisor to the President of Stanford University.

                                                Board 1--Trustee of the Laudus Trust, Laudus Variable Insurance Trust, The Charles
                                                Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity
                                                Portfolios, each a registered investment company that is part of the mutual fund complex referred to as the "Schwab Mutual Fund Complex." 2 Schwab and/or its
                                                affiliates act as the investment adviser to each portfolio in the Schwab Mutual Fund
                                                Complex. Board 2--Director, Redwood Trust, Inc. (mortgage finance). Board 3--
                                                Director, PMI Group, Inc. (mortgage insurance).

1 The Schwab Funds retirement policy requires that independent trustees elected after January 1, 2000 retire at age 72 or after twenty years of service as a trustee, whichever comes first. Independent trustees elected prior to January 1, 2000 will retire on the following schedule: Messrs. Holmes and Dorward will retire on December 31, 2007, and Messrs. Stephens and Wilsey will retire on December 31, 2010.

2 This includes 11 series of the Laudus Trust and the sole series of the Laudus
  Variable Insurance Trust.

INDEPENDENT TRUSTEES continued

NAME AND
YEAR OF BIRTH           TRUSTEE SINCE                  MAIN OCCUPATIONS AND OTHER DIRECTORSHIPS AND AFFILIATIONS
------------------------------------------------------------------------------------------------------------------------------------
DONALD F. DORWARD       Family of Funds, 1989;         Chief Executive Officer, Dorward & Associates (corporate management,
1931                    Investments, 1991;             marketing and communications consulting). Until 1999: Executive Vice
                        Capital Trust, 1993;           President, Managing Director, Grey Advertising. Until 1996: President, Chief
                        Annuity Portfolios, 1994.      Executive Officer, Allen & Dorward Advertising.
------------------------------------------------------------------------------------------------------------------------------------
WILLIAM A. HASLER       2000 (all trusts).             Retired. Dean Emeritus, Haas School of Business, University of California,
1941                                                   Berkeley. Until February 2004, Co-Chief Executive Officer, Aphton Corporation
                                                       (bio-pharmaceuticals).

                                                       Board 1--Trustee of the Laudus Trust, Laudus Variable Insurance Trust, The
                                                       Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and
                                                       Schwab Annuity Portfolios, each a registered investment company that is part of the mutual fund complex referred to as the "Schwab Mutual Fund Complex." 3
                                                       Schwab and/or its affiliates act as the investment adviser to each portfolio in the Schwab Mutual Fund Complex. Board 2--Director, Aphton Corp.
                                                       (bio-pharmaceuticals). Board 3--Director, Mission West Properties
                                                       (commercial real estate). Board 4--Director, TOUSA (home building). Board 5
                                                       --Director, Stratex Networks (network equipment). Board 6--Director,
                                                       Genitope Corp. (bio-pharmaceuticals). Board 7--Director & Non-Executive
                                                       Chairman, Solectron Corp. (manufacturing). Board 8--Director, Ditech
                                                       Communications Corp. (voice communications technology).
------------------------------------------------------------------------------------------------------------------------------------
ROBERT G. HOLMES        Family of Funds, 1989;         Chairman, Chief Executive Officer, Director, Semloh Financial, Inc.
1931                    Investments, 1991;             (international financial services and investment advisory firm).
                        Capital Trust, 1993;
                        Annuity Portfolios, 1994.
------------------------------------------------------------------------------------------------------------------------------------
GERALD B. SMITH         2000 (all trusts).             Chairman and Chief Executive Officer and founder of Smith Graham
1950                                                   & Co. (investment advisors).

                                                       Board 1--Board of Cooper Industries (electrical products, tools and hardware). Board 2--Chairman of the audit committee of Northern Border
                                                       Partners, M.L.P. (energy).
------------------------------------------------------------------------------------------------------------------------------------
DONALD R. STEPHENS      Family of Funds, 1989;         Managing Partner, D.R. Stephens & Co. (investments). Until 1996: Chairman,
1938                    Investments, 1991;             Chief Executive Officer, North American Trust (real estate investment trust).
                        Capital Trust, 1993;
                        Annuity Portfolios, 1994.
------------------------------------------------------------------------------------------------------------------------------------
MICHAEL W. WILSEY       Family of Funds, 1989;         Chairman, Chief Executive Officer, Wilsey Bennett, Inc. (real estate
1943                    Investments, 1991;             investment and management, and other investments).
                        Capital Trust, 1993;
                        Annuity Portfolios, 1994.

3 This includes 11 series of the Laudus Trust and the sole series of the Laudus
  Variable Insurance Trust.

INTERESTED TRUSTEES

NAME AND                 TRUST POSITION(s);
YEAR OF BIRTH            TRUSTEE SINCE                  MAIN OCCUPATIONS AND OTHER DIRECTORSHIPS AND AFFILIATIONS
------------------------------------------------------------------------------------------------------------------------------------
CHARLES R. SCHWAB 4      Chairman, Trustee:             Chairman, Chief Executive Officer and Director, The Charles Schwab
1937                     Family of Funds, 1989;         Corporation, Charles Schwab & Co., Inc.; Chairman and Director, Charles
                         Investments, 1991;             Schwab Investment Management, Inc., Charles Schwab Bank, N.A.; Chairman and
                         Capital Trust, 1993;           Chief Executive Officer, Schwab (SIS) Holdings Inc. I, Schwab International
                         Annuity Portfolios, 1994.      Holdings, Inc.; Chief Executive Officer and Director, Schwab Holdings, Inc.;
                                                        Director, U.S. Trust Company, N.A., U.S. Trust Corporation, United States
                                                        Trust Company of New York. Until 5/03: Co-Chief Executive Officer, The
                                                        Charles Schwab Corporation.
------------------------------------------------------------------------------------------------------------------------------------
RANDALL W. MERK 4        Trustee, 2005                  Executive Vice President and President, Schwab Financial Products, Charles
1954                     (all trusts).                  Schwab & Co., Inc.; Director, Charles Schwab Worldwide Funds, PLC and
                                                        Charles Schwab Asset Management (Ireland) Limited. From 9/02 to 7/04:
                                                        President and Chief Executive Officer, Charles Schwab Investment Management,
                                                        Inc. and Executive Vice President, Charles Schwab & Co., Inc. Prior to 9/02:
                                                        President and Chief Investment Officer, American Century Investment
                                                        Management; Director, American Century Companies, Inc.

OFFICERS OF THE TRUST

NAME AND
YEAR OF BIRTH            TRUST OFFICE(s) HELD           MAIN OCCUPATIONS AND OTHER DIRECTORSHIPS AND AFFILIATIONS
------------------------------------------------------------------------------------------------------------------------------------
EVELYN DILSAVER          President, Chief               President, Chief Executive Officer and Director, Charles Schwab Investment
1955                     Executive Officer              Management, Inc.; Executive Vice President, Charles Schwab & Co., Inc.;
                         (all trusts).                  President and Chief Executive Officer, Laudus Trust and Laudus Variable
                                                        Insurance Trust; President, Excelsior Funds, Inc., Excelsior Tax-Exempt
                                                        Funds, Inc., and Excelsior Funds Trust; President, Mutual Fund Division, UST
                                                        Advisers, Inc. Until 7/04: Senior Vice President, Asset Management Products
                                                        & Services. Until 6/03: Executive Vice President, Chief Financial Officer,
                                                        Chief Administrative Officer, U.S. Trust.
------------------------------------------------------------------------------------------------------------------------------------
STEPHEN B. WARD          Senior Vice President,         Senior Vice President, Chief Investment Officer, Director, Charles Schwab
1955                     Chief Investment               Investment Management, Inc.; Chief Investment Officer, The Charles Schwab
                         Officer (all trusts).          Trust Co.

4 In addition to their positions with the investment adviser and the distributor, Messrs. Schwab and Merk also own stock of the Charles Schwab Corporation.

OFFICERS OF THE TRUST continued

NAME AND
YEAR OF BIRTH         TRUST OFFICE(S) HELD         MAIN OCCUPATIONS AND OTHER DIRECTORSHIPS AND AFFILIATIONS
------------------------------------------------------------------------------------------------------------------------------------
KIMON DAIFOTIS        Senior Vice President,       Senior Vice President and Chief Investment Officer, Fixed Income, Charles Schwab
1959                  Chief Investment             Investment Management, Inc. Until 6/04: Vice President and Senior Portfolio
                      Officer (all trusts).        Manager, Charles Schwab Investment Management, Inc.
------------------------------------------------------------------------------------------------------------------------------------
JEFFREY MORTIMER      Senior Vice President,       Senior Vice President, Chief Investment Officer, Equities, Charles Schwab
1963                  Chief Investment             Investment Management, Inc.; Vice President, Chief Investment Officer, Laudus
                      Officer (all trusts).        Trust and Laudus Variable Insurance Trust. Until 5/04: Vice President and Senior
                                                   Portfolio Manager, Charles Schwab Investment Management, Inc.
------------------------------------------------------------------------------------------------------------------------------------
RANDALL FILLMORE      Chief Compliance             Senior Vice President and Chief Compliance Officer, Charles Schwab Investment
1960                  Officer (all trusts).        Management, Inc.; Senior Vice President, Charles Schwab & Co., Inc.; Chief
                                                   Compliance Officer, Laudus Trust and Laudus Variable Insurance Trust. Until 9/03:
                                                   Vice President, Charles Schwab & Co., Inc. and Charles Schwab Investment
                                                   Management, Inc. Until 2002: Vice President, Internal Audit, Charles Schwab &
                                                   Co., Inc.
------------------------------------------------------------------------------------------------------------------------------------
KOJI E. FELTON        Secretary (all trusts).      Senior Vice President, Chief Counsel and Corporate Secretary, Charles Schwab
1961                                               Investment Management, Inc.; Senior Vice President and Deputy General Counsel,
                                                   Charles Schwab & Co., Inc. Prior to 6/98: Branch Chief in Enforcement at U.S.
                                                   Securities and Exchange Commission in San Francisco.
------------------------------------------------------------------------------------------------------------------------------------
GEORGE PEREIRA        Treasurer, Principal         Senior Vice President and Chief Financial Officer, Charles Schwab Investment
1964                  Financial Officer            Management, Inc.; Chief Financial Officer, Mutual Fund Division, UST Advisers,
                      (all trusts).                Inc.; Chief Financial Officer, Laudus Trust and Laudus Variable Insurance Trust;
                                                   Treasurer, Chief Financial Officer and Chief Accounting Officer, Excelsior Funds,
                                                   Inc., Excelsior Tax-Exempt Funds, Inc., and Excelsior Funds Trust; Director,
                                                   Charles Schwab Worldwide Funds, PLC and Charles Schwab Asset Management (Ireland)
                                                   Limited. From 12/99 to 11/04: Senior Vice President, Financial Reporting, Charles
                                                   Schwab & Co., Inc.

GLOSSARY

ASSET ALLOCATION The practice of dividing a portfolio among different asset classes, with each asset class assigned a particular percentage.

ASSET CLASS A group of securities with similar structure and basic characteristics. Stocks, bonds and cash are the three main examples of asset classes.

BETA A historical measure of an investment's volatility relative to a market index (usually the S&P 500(R)). The index is defined as having a beta of 1.00. Investments with a beta higher than 1.00 have been more volatile than the index; those with a beta of less than 1.00 have been less volatile.

BOND A security representing a loan from the investor to the issuer. A bond typically pays interest at a fixed rate (the "coupon rate") until a specified date (the "maturity date"), at which time the issuer returns the money borrowed ("principal" or "face value") to the bondholder. Because of their structure, bonds are sometimes called "fixed income securities" or "debt securities."

An individual bond is subject to the credit risk of the issuer. Changes in interest rates can affect a bond's market value prior to call or maturity. There is no guarantee that a bond's yield to call or maturity will provide a positive return over the rate of inflation.

BOND FUND A bond fund is subject to the same credit, interest rate, and inflation risks as bonds. In addition, a bond fund incurs ongoing fees and expenses. A bond fund's net asset value will fluctuate with the price of the underlying bonds and the portfolio turnover activity; return of principal is not guaranteed.

CAP, CAPITALIZATION See "market cap."

CAPITAL GAIN, CAPITAL LOSS The difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the gain or loss is still "on paper" and is considered unrealized.

EARNINGS GROWTH RATE For a mutual fund, the average yearly rate at which the earnings of the companies in the fund's portfolio have grown, measured over the past five years.

EARNINGS PER SHARE (EPS) A company's earnings, or net income, for the past 12 months, divided by the number of shares outstanding.

EXPENSE RATIO The amount that is taken from a mutual fund's assets each year to cover the fund's operating expenses. An expense ratio of 0.50% means that a fund's expenses amount to half of one percent of its average net assets a year.

MARKET CAP, MARKET CAPITALIZATION The value of a company as determined by the total value of all shares of its stock outstanding.

MEDIAN MARKET CAP The midpoint of the range of market caps of the stocks held by a fund. There are different ways of calculating median market cap. With a simple median, half of the stocks in the fund's portfolio would be larger than the median, and half would be smaller. With a weighted median (the type that is calculated for these funds), half of the fund's assets are invested in stocks that are larger than the median market cap, and half in stocks that are smaller.

NET ASSET VALUE (NAV) The value of one share of a mutual fund. NAV is calculated by taking the fund's total assets, subtracting liabilities, and dividing by the number of shares outstanding.

OUTSTANDING SHARES, SHARES OUTSTANDING When speaking of a company or mutual fund, indicates all shares currently held by investors.

PRICE-TO-BOOK RATIO (P/B) The market price of a company's stock compared with its "book value." A mutual fund's P/B is the weighted average of the P/B of all stocks in the fund's portfolio.

PRICE-TO-EARNINGS RATIO (P/E) The market price of a company's stock compared with earnings over the past year. A mutual fund's P/E is the weighted average of the P/E of all stocks in the fund's portfolio.

RETURN ON EQUITY (ROE) The average yearly rate of return for each dollar of investors' money, measured over the past five years.

STOCK A share of ownership, or equity, in the issuing company.

TOTAL RETURN The percentage that an investor would have earned or lost on an investment in the fund assuming dividends and distributions were reinvested.

WEIGHTED AVERAGE For mutual funds, an average that gives the same weight to each security as the security represents in the fund's portfolio.

YIELD The income paid out by an investment, expressed as a percentage of the investment's market value.

The industry/sector classification of the funds' portfolio holdings uses the Global Industry Classification Standard (GICS) which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's. GICS is a service mark of MSCI and S&P and has been licensed for use by Charles Schwab & Co., Inc.

Schwab Funds(R) offers you a complete family of mutual funds, each one based on a clearly defined investment approach and using disciplined management strategies. The list at right shows all currently available Schwab Funds.

Whether you're an experienced investor or just starting out, Schwab Funds can help you achieve your financial goals. An investor should consider a fund's investment objectives, risks, and charges and expenses carefully before investing or sending money. This and other important information can be found in the fund's prospectus. Please call 1-800-435-4000 for a prospectus and brochure for any Schwab Fund. Please read the prospectus carefully before you invest. This report must be preceded or accompanied by a current prospectus.

METHODS FOR PLACING ORDERS
The following information outlines how Schwab investors can place orders. If you are investing through a third-party investment provider, methods for placing orders may be different.

INTERNET 1
www.schwab.com

SCHWAB BY PHONE(TM) 2
Use our automated voice service or speak to a representative. Call 1-800-435-4000, day or night (for TDD service, call 1-800-345-2550).

TELEBROKER(R)
Use our automated touch-tone phone service at 1-800-272-4922.

MAIL
Write to Schwab Funds at:
P.O. Box 3812
Englewood, CO
80155-3812

When selling or exchanging shares, be sure to include the signatures of at least one of the persons whose name is on the account.

PROXY VOTING POLICIES, PROCEDURES AND RESULTS
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting Schwab's website at www.schwab.com/schwabfunds, the SEC's website at http://www.sec.gov, or by contacting Schwab Funds at 1-800-435-4000.

Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting Schwab's website at www.schwab.com/schwabfunds or the SEC's website at http://www.sec.gov.

1 Shares of Sweep Investments(TM) may not be purchased directly over the Internet.

2 Orders placed in person or through a telephone representative may be subject to a service fee payable to Schwab.

THE SCHWAB FUNDS FAMILY(R)

STOCK FUNDS
Schwab Premier Equity Fund(R)
Schwab Core Equity Fund(TM)
Schwab Dividend Equity Fund(TM)
Schwab Large-Cap Growth Fund(TM)
Schwab Small-Cap Equity Fund(TM)
Schwab Hedged Equity Fund(TM)
Schwab Financial Services Fund(TM)
Schwab Health Care Fund(TM)
Schwab Technology Fund(TM)
Schwab Institutional Select(R) S&P 500 Fund
Schwab S&P 500 Index Fund
Schwab 1000 Index(R) Fund
Schwab Small-Cap Index Fund(R)
Schwab Total Stock Market Index Fund(R)
Schwab International Index Fund(R)

ASSET ALLOCATION FUNDS
Schwab Viewpoints Fund(TM)
Schwab MarketTrack All Equity Portfolio(TM)
Schwab MarketTrack Growth Portfolio(TM)
Schwab MarketTrack Balanced Portfolio(TM)
Schwab MarketTrack Conservative Portfolio(TM)
Schwab Target 2010 Fund
Schwab Target 2020 Fund
Schwab Target 2030 Fund
Schwab Target 2040 Fund
Schwab Retirement Income Fund

BOND FUNDS
Schwab YieldPlus Fund(R)
Schwab Short-Term Bond Market Fund(TM)
Schwab Total Bond Market Fund(TM)
Schwab GNMA Fund(TM)
Schwab Inflation Protected Fund(TM)
Schwab Tax-Free YieldPlus Fund(TM)
Schwab Short/Intermediate Tax-Free Bond Fund(TM)
Schwab Long-Term Tax-Free Bond Fund(TM)
Schwab California Tax-Free YieldPlus Fund(TM)
Schwab California Short/Intermediate
  Tax-Free Bond Fund(TM)
Schwab California Long-Term Tax-Free Bond Fund(TM)

SCHWAB MONEY FUNDS
Schwab offers an array of money market funds that seek high current income consistent with safety and liquidity. 3 Choose from taxable or tax-advantaged alternatives. Many can be linked to your eligible Schwab account to "sweep" cash balances automatically, subject to availability, when you're between investments. Or, for your larger cash reserves, choose one of our Value Advantage Investments(R).

3 Investments in money market funds are neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency and, although they seek to preserve the value of your investment at $1 per share, it is possible to lose money.

[CHARLES SCHWAB LOGO]


INVESTMENT ADVISER

Charles Schwab Investment Management, Inc.
101 Montgomery Street, San Francisco, CA 94104

FUNDS
Schwab Funds(R)
P.O. Box 3812, Englewood, CO  80155-3812

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

(C) 2006 Charles Schwab & Co., Inc. All rights reserved.
Member SIPC

Printed on recycled paper.

MFR34720

SCHWAB VIEWPOINTS FUND(TM)
(formerly Laudus Balanced MarketMasters Fund(TM))

      SEMIANNUAL REPORT
      April 30, 2006


                                                           [CHARLES SCHWAB LOGO]

SCHWAB VIEWPOINTS FUND(TM):
LEVERAGING SCHWAB'S ADVICE PERSPECTIVE.

IN THIS REPORT

   Management's Discussion .................................................   2

   Performance .............................................................   6

   Fund Facts ..............................................................   8

   Fund Expenses ...........................................................   9

   Financial Statements ....................................................  10

   Financial Notes .........................................................  24

   Investment Advisory
   Agreement Approval ......................................................  33

   Trustees and Officers ...................................................  35

   Glossary ................................................................  39

SELECT SHARES(R) ARE AVAILABLE ON MANY SCHWAB FUNDS(R)

Schwab Funds offers Select Shares, a share class that carries lower expenses than Investor Shares(TM) in exchange for higher investment minimums on many of its funds. Select Shares are available for initial purchases of $50,000 or more of a single fund in a single account and for shareholders who add to their existing Investor Share position, bringing the value to or above $50,000. We encourage shareholders of Investor Shares to review their portfolio to see if they are eligible to exchange into Select Shares. If you believe you are eligible, you should contact Schwab or your financial intermediary to request a tax-free interclass exchange into Select Shares. Instructions for performing a tax-free interclass exchange can also be referenced on the Schwab Funds website at WWW.SCHWAB.COM/SCHWABFUNDS under Schwab Funds Investor Information. Select Shares may not be available through financial intermediaries other than Charles Schwab & Co., Inc.

Fund investment adviser: Charles Schwab Investment Management, Inc. (CSIM). Distributor and transfer agent: Charles Schwab & Co., Inc. (Schwab).

The industry/sector classification of the funds' portfolio holdings uses the Global Industry Classification Standard (GICS) which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's. GICS is a service mark of MSCI and S&P and has been licensed for use by Charles Schwab & Co., Inc.

[PHOTO OF CHARLES SCHWAB]

Charles Schwab
Chairman

FROM THE CHAIRMAN

Dear Shareholder,

For over 30 years, Schwab has made it our business to put the needs of the investor first. By keeping our clients' interests as our main focus, Schwab Funds continues to provide a range of innovative investment choices that can serve as a foundation for many asset allocation plans.

We believe that success comes from a disciplined investment strategy and a strict adherence to a process. That is why our Schwab Funds portfolio management team takes a long-term view and strives to deliver consistent results. While I am proud of Schwab Funds(R) in general, I am especially pleased with the Schwab Active Equity Funds.

The Schwab Active Equity Funds are powered by Schwab Equity Ratings(R) and use the same stock-ranking expertise that helped Schwab's model equity portfolio achieve industry recognition in Barron's 2004 and 2005 annual stock-selection competitions. Schwab Equity Ratings are based upon a disciplined, systematic approach that evaluates approximately 3,000 U.S. stocks on the basis of a wide variety of investment criteria. The Schwab Viewpoints Fund will also use this quantitative approach as part of its investment strategy.

In closing, we continue to see tremendous opportunities for investors, and my colleagues and I are committed to helping you maximize them. We strive every day to warrant the trust you have placed in us and our commitment to you will not change.

Thank you for investing with us.

Sincerely,

/s/ Charles Schwab

      Past performance is no guarantee of future results.

MANAGEMENT'S DISCUSSION for the six months ended April 30, 2006

[PHOTO OF EVELYN DILSAVER]

EVELYN DILSAVER is President and CEO of Charles Schwab Investment Management, Inc. and is president of the fund covered in this report. She joined the firm in 1992 and has held a variety of executive positions at Schwab.

Dear Shareholder,

I'm pleased to bring you the semiannual report for the Schwab Viewpoints Fund (formerly the Laudus Balanced MarketMasters Fund(TM)) for the period ended April 30, 2006. The Schwab Viewpoints Fund is a diversified, actively managed fund that utilizes our experts' most up to date investment guidance and allows investors to diversify asset allocation in a single investment.

Since its inception over nine years ago, the Laudus Balanced MarketMasters Fund has delivered consistently strong results. In conjunction with Schwab's commitment to put the needs of the investor first, we are making some key enhancements to the fund. Along with changing the name of the fund, we will be adding an international exposure to provide diversification beyond domestic investments. The fund will also introduce the use of Schwab Equity Ratings, with the goal of providing greater performance potential. In order to align the fund with Schwab's overall allocation strategy, the fund will be removing its allocation to the mid-cap sector.

At this time, I would like to introduce you to Caroline Lee, a new portfolio manager on our team of investment professionals. Since the beginning of the report period, Caroline Lee has been responsible for the day to day co-management of the Schwab Viewpoints Fund and the Laudus MarketMasters Funds. Prior to joining Schwab, Caroline worked for over seven years in asset management and was responsible for the oversight of multiple sub-advisor relationships.

Here at Schwab, we continue to evaluate opportunities to expand our fund product offering, while striving to provide strong results and good value to investors. I speak for all of Schwab Funds when I say we want Schwab to be the place where investors find useful, quality financial products and services to help them succeed.

Thank you for investing in Schwab Funds.

Sincerely,

/s/ Evelyn Dilsaver

      Past performance is no guarantee of future results.


2 Schwab Viewpoints Fund

[PHOTO OF JEFFREY MORTIMER]

JEFFREY MORTIMER, CFA, senior vice president and chief investment officer, equities, of the investment adviser, is responsible for the overall management of the fund. Prior to joining the firm in October 1997, he worked for more than eight years in asset management.

[PHOTO OF CAROLINE LEE]

CAROLINE LEE, a director and portfolio manager of the investment adviser, co-manages the fund. Prior to joining the firm in November 2005, she worked in asset management for over seven years.

THE INVESTMENT ENVIRONMENT AND THE FUND

The markets remained in a steady growth mode over the past six months and ended the period with positive returns. During the report period, oil prices hit highs never seen before and the Federal Reserve (the Fed) continued to raise short-term interest rates to curb inflationary pressures, raising the rate four consecutive times in the six-month period and bringing the benchmark rate up to 4.75%. This was the 15th rate hike over the past two years and remains the longest span of increases since the 1970s.

After rising sharply in the aftermath of Hurricanes Katrina and Rita, crude oil prices peaked at around $71 per barrel and domestic gasoline prices were over $3.00 a gallon. When it became evident that the damage was limited to the regions in the hurricanes' path and that the economic impact was minimal, oil prices declined to as low as $55 per barrel. However, in recent months, crude oil has climbed back up due to concerns about possible confrontation with Iran and supply interruptions in Nigeria.

Despite recent weaknesses, domestic equity stocks remained near multi-year highs. Reasonable valuations, a solid earnings season, and expectations that the current monetary policy tightening will soon come to an end have helped to support equity prices. Regardless of the fluctuating energy prices, gains in productivity have remained strong and corporate earnings continue to rise. Additionally, with the unemployment rate at a healthy 4.7%, job and income growth remained positive and investors remained optimistic. Low inflationary expectations and large foreign capital inflows helped to contain increases in long-term interest rates.

As noted above, the Fed continued its tightening cycle throughout the period, raising short-term interest rates 0.25% at each of its four meetings. As the Fed continued raising its benchmark rate over the course of the last six months, the yield curve flattened and had brief periods of inversion. Historically, economic slowdowns or recessions have followed the inversion of the yield curve. Although economic growth moderated in the fourth quarter of 2005, growth rebounded strongly in the first quarter of 2006 and economic fundamentals remained healthy as of the end of the report period.

Source of Sector Classification: S&P and MSCI.


                                                        Schwab Viewpoints Fund 3

MANAGEMENT'S DISCUSSION continued

Despite rising interest rates and soaring energy prices, the S&P 500 Index 1 posted gains of 9.64% for the six-month period ending April 30, 2006 while the Russell 2000 Index also displayed a positive return of 18.91%. As improving fundamentals and attractive valuations have strengthened investor interest in emerging markets, the MSCI EAFE (Morgan Stanley Capital International, Inc. Europe, Australasia, and Far East) Index also had an impressive return of 22.89% for the six-month period.

Although performance of the bond markets was sluggish, as measured by the Lehman Brothers U.S. Aggregate Bond Index, which returned 0.56% for the six-month period, these types of results are not unusual. When the economy is strong and job growth is robust, investors normally expect to see more inflation, which generally leads to higher interest rates and lower bond prices.

ASSET CLASS PERFORMANCE COMPARISON % returns during the report period

This graph compares the performance of various asset classes during the report period. Final performance figures for the period are in the key below.

 9.64%  S&P 500(R) INDEX: measures U.S. large-cap stocks

18.91%  RUSSELL 2000(R) INDEX: measures U.S. small-cap stocks

22.89% MSCI-EAFE(R) INDEX: measures (in U.S. dollars) large-cap stocks in Europe, Australasia and the Far East

 0.56%  LEHMAN BROTHERS U.S. AGGREGATE BOND INDEX: measures the U.S. bond market

[LINE GRAPH]

                                                                  LEHMAN
                  S&P         RUSSELL                          BROTHERS U.S.
                 500(R)       2000(R)        MSCI-EAFE(R)       AGGREGATE
                 INDEX         INDEX            INDEX           BOND INDEX
31-Oct-05         0.00          0.00             0.00              0.00
07-Nov-05         1.36          2.29             1.12             -0.39
14-Nov-05         2.35          2.73             0.92             -0.20
21-Nov-05         4.15          5.07             2.47              0.54
28-Nov-05         4.39          3.94             2.98              0.88
05-Dec-05         4.83          6.30             4.45              0.21
12-Dec-05         4.73          6.78             6.48              0.43
19-Dec-05         4.71          4.14             7.22              1.04
26-Dec-05         5.49          6.35             7.89              1.37
02-Jan-06         3.82          4.38             7.47              1.40
09-Jan-06         7.35          9.51            12.55              1.73
16-Jan-06         7.16          9.86            12.28              1.92
23-Jan-06         5.19          9.78            10.66              2.04
30-Jan-06         6.99         13.37            13.11              1.36
06-Feb-06         5.36         12.93            12.38              1.40
13-Feb-06         5.25         10.26            11.09              1.21
20-Feb-06         7.33         13.44            11.54              1.53
27-Feb-06         7.98         14.97            14.06              1.51
06-Mar-06         6.69         13.51            13.53              0.90
13-Mar-06         7.25         13.06            14.21              0.83
20-Mar-06         9.01         15.82            17.31              1.53
27-Mar-06         8.73         17.13            16.45              1.40
03-Apr-06         8.44         18.01            18.57              0.68
10-Apr-06         8.39         17.05            19.24              0.42
17-Apr-06         7.46         16.53            18.88              0.36
24-Apr-06         9.39         19.13            21.67              0.70
30-Apr-06         9.64         18.91            22.89              0.56

  These figures assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and you cannot invest in them directly. Remember that past performance is not an indication of future results.

  Data source: Charles Schwab & Co., Inc.

  Source of Sector Classification: S&P and MSCI.

1 Standard & Poor's(R), S&P(R), S&P 500(R), Standard & Poor's 500(R) and 500(R) are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by the fund. The fund is not sponsored, endorsed, sold or promoted by Standard & Poor's, and Standard & Poor's makes no representation regarding the advisability of investing in the fund.


4 Schwab Viewpoints Fund

PERFORMANCE AT A GLANCE

Total return for the six months ended 4/30/06.

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN PERFORMANCE DATA QUOTED. TO OBTAIN PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH END, PLEASE VISIT WWW.SCHWAB.COM/SCHWABFUNDS.

SCHWAB VIEWPOINTS FUND(TM)
Investor Shares ..............      7.62%
Select Shares ................      7.65%
Benchmark ....................      5.94%
Fund Category 1 ..............      8.00%

Performance Details ..........  pages 6-7

THE SCHWAB VIEWPOINTS FUND (formerly the Laudus Balanced MarketMasters Fund) returned 7.62%, outperforming the Balanced Blended Index, which returned 5.94% for the six-month period. The fund was overweight in stocks for the six-month period, as we believed stocks would have the potential for higher returns. Gardner Lewis Asset Management L.P., whose focus is on large-cap growth stocks, performed particularly well relative to the Russell 1000 Growth Index due to positive stock selection in most sectors. TCW Investment Management Company came in behind the Russell 1000 Value Index. However, they were the best performer on an absolute basis during the report period. Although Janus Capital Management LLC / Perkins, Wolf, McDonnell and Company, LLC, who focuses on mid-cap stocks, underperformed its Russell Mid-Cap Value benchmark, the firm added to performance since mid-cap value stocks performed better than larger stocks over the six-month period. (Note that effective May 1, 2006, Janus Capital Management is no longer a sub-adviser for the fund.) On the fixed income side, PIMCO (Pacific Investment Management Company, LLC) also outperformed its benchmark, the Lehman Brothers U.S. Aggregate Bond Index.

In seeking to improve this fund's performance, the fund has recently changed strategies and therefore, performance prior to May 1, 2006, does not reflect the fund's current strategy.

  Source of Sector Classification: S&P and MSCI. All fund and index figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

  Expenses may be partially absorbed by CSIM and Schwab. Without these reductions, the funds' total returns would have been lower. Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.

  Small-company stocks are subject to greater volatility than other asset categories. Foreign securities can involve risks such as political and economic instability and currency risk.

  Nothing in this report represents a recommendation of a security by the investment adviser. Manager views and portfolio holdings may have changed since the report date.

1 Source for category information: Morningstar, Inc.


                                                        Schwab Viewpoints Fund 5

SCHWAB VIEWPOINTS FUND(TM)

INVESTOR SHARES PERFORMANCE as of 4/30/06

AVERAGE ANNUAL TOTAL RETURNS 1, 2

This chart compares performance of the fund with a benchmark and the fund's Morningstar category.

[BAR CHART]

                                  Fund:
                                INVESTOR          Benchmark:      Fund Category:
                                 SHARES            BALANCED         MORNINGSTAR
                              Ticker Symbol:       BLENDED           MODERATE
                                  SWOBX             INDEX           ALLOCATION
6 MONTHS                           7.62%            5.94%              8.00%
1 YEAR                            12.52%            9.36%             12.92%
5 YEARS                            5.45%            3.97%              4.21%
SINCE INCEPTION: 11/18/96          7.85%            7.53%              6.75%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN PERFORMANCE DATA QUOTED. TO OBTAIN PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH END, PLEASE VISIT WWW.SCHWAB.COM/MARKETMASTERS.

PERFORMANCE OF A HYPOTHETICAL $10,000 INVESTMENT 1

This graph shows performance since inception of a hypothetical $10,000 investment in the fund, compared with a similar investment in a benchmark and two additional indices.

$20,431  INVESTOR SHARES

$19,858  BALANCED BLENDED INDEX

$20,610  S&P 500(R) INDEX

$17,370  LEHMAN BROTHERS U.S. AGGREGATE BOND INDEX

[LINE GRAPH]

                                                                      LEHMAN
                                  BALANCED           S&P           BROTHERS U.S.
                  INVESTOR         BLENDED          500(R)           AGGREGATE
                   SHARES           INDEX           INDEX           BOND INDEX
18-Nov-96         $10,000          $10,000         $10,000           $10,000
30-Nov-96         $10,100          $10,191         $10,271           $10,071
31-Dec-96         $10,059          $10,032         $10,068            $9,977
31-Jan-97         $10,322          $10,420         $10,696           $10,008
28-Feb-97         $10,271          $10,480         $10,780           $10,033
31-Mar-97         $10,018          $10,175         $10,338            $9,922
30-Apr-97         $10,200          $10,600         $10,955           $10,071
31-May-97         $10,676          $11,027         $11,621           $10,166
30-Jun-97         $11,041          $11,376         $12,141           $10,287
31-Jul-97         $11,517          $12,042         $13,106           $10,565
31-Aug-97         $11,284          $11,596         $12,372           $10,475
30-Sep-97         $11,770          $12,046         $13,049           $10,630
31-Oct-97         $11,527          $11,874         $12,613           $10,784
30-Nov-97         $11,558          $12,226         $13,197           $10,834
31-Dec-97         $11,719          $12,401         $13,424           $10,943
31-Jan-98         $11,762          $12,547         $13,573           $11,084
28-Feb-98         $12,251          $13,086         $14,552           $11,075
31-Mar-98         $12,634          $13,506         $15,297           $11,112
30-Apr-98         $12,688          $13,616         $15,452           $11,170
31-May-98         $12,613          $13,527         $15,186           $11,276
30-Jun-98         $12,783          $13,903         $15,802           $11,372
31-Jul-98         $12,677          $13,826         $15,635           $11,396
31-Aug-98         $11,581          $12,718         $13,377           $11,582
30-Sep-98         $11,740          $13,326         $14,235           $11,853
31-Oct-98         $12,092          $13,948         $15,392           $11,790
30-Nov-98         $12,560          $14,487         $16,325           $11,857
31-Dec-98         $13,311          $15,005         $17,265           $11,893
31-Jan-99         $13,693          $15,424         $17,987           $11,977
28-Feb-99         $13,224          $15,028         $17,427           $11,768
31-Mar-99         $13,650          $15,422         $18,124           $11,832
30-Apr-99         $14,130          $15,800         $18,826           $11,870
31-May-99         $13,868          $15,521         $18,381           $11,766
30-Jun-99         $14,326          $16,018         $19,402           $11,728
31-Jul-99         $14,141          $15,691         $18,796           $11,679
31-Aug-99         $14,119          $15,641         $18,702           $11,673
30-Sep-99         $14,119          $15,456         $18,190           $11,808
31-Oct-99         $14,664          $16,066         $19,341           $11,852
30-Nov-99         $15,341          $16,261         $19,734           $11,851
31-Dec-99         $16,742          $16,805         $20,897           $11,794
31-Jan-00         $16,155          $16,276         $19,848           $11,755
29-Feb-00         $17,353          $16,170         $19,472           $11,897
31-Mar-00         $17,390          $17,204         $21,376           $12,054
30-Apr-00         $16,534          $16,874         $20,733           $12,019
31-May-00         $16,033          $16,663         $20,308           $12,013
30-Jun-00         $16,705          $17,048         $20,809           $12,263
31-Jul-00         $16,498          $16,951         $20,485           $12,375
31-Aug-00         $17,341          $17,681         $21,757           $12,554
30-Sep-00         $16,815          $17,165         $20,608           $12,633
31-Oct-00         $16,424          $17,167         $20,522           $12,717
30-Nov-00         $15,508          $16,468         $18,905           $12,925
31-Dec-00         $15,879          $16,639         $18,997           $13,166
31-Jan-01         $16,326          $17,102         $19,672           $13,380
28-Feb-01         $15,502          $16,226         $17,878           $13,497
31-Mar-01         $14,887          $15,641         $16,744           $13,564
30-Apr-01         $15,669          $16,344         $18,045           $13,507
31-May-01         $15,683          $16,449         $18,166           $13,588
30-Jun-01         $15,530          $16,234         $17,725           $13,640
31-Jul-01         $16,748          $16,284         $17,551           $13,945
31-Aug-01         $14,873          $15,747         $16,452           $14,106
30-Sep-01         $13,826          $15,057         $15,123           $14,269
31-Oct-01         $14,133          $15,355         $15,412           $14,568
30-Nov-01         $14,859          $15,977         $16,594           $14,367
31-Dec-01         $15,090          $16,021         $16,740           $14,275
31-Jan-02         $14,933          $15,932         $16,496           $14,390
28-Feb-02         $14,733          $15,810         $16,177           $14,530
31-Mar-02         $15,133          $16,061         $16,785           $14,289
30-Apr-02         $14,919          $15,602         $15,768           $14,566
31-May-02         $14,776          $15,586         $15,652           $14,690
30-Jun-02         $14,219          $14,974         $14,537           $14,817
31-Jul-02         $13,534          $14,347         $13,405           $14,997
31-Aug-02         $13,734          $14,500         $13,492           $15,250
30-Sep-02         $12,963          $13,648         $12,025           $15,497
31-Oct-02         $13,348          $14,343         $13,084           $15,426
30-Nov-02         $13,891          $14,849         $13,854           $15,421
31-Dec-02         $13,659          $14,449         $13,041           $15,741
31-Jan-03         $13,572          $14,227         $12,699           $15,755
28-Feb-03         $13,528          $14,177         $12,509           $15,972
31-Mar-03         $13,557          $14,255         $12,630           $15,959
30-Apr-03         $14,210          $15,007         $13,671           $16,092
31-May-03         $14,906          $15,593         $14,391           $16,391
30-Jun-03         $15,051          $15,701         $14,575           $16,358
31-Jul-03         $15,065          $15,656         $14,832           $15,809
31-Aug-03         $15,428          $15,880         $15,121           $15,913
30-Sep-03         $15,486          $15,947         $14,961           $16,335
31-Oct-03         $16,051          $16,430         $15,808           $16,183
30-Nov-03         $16,327          $16,532         $15,947           $16,222
31-Dec-03         $16,829          $17,119         $16,782           $16,387
31-Jan-04         $17,107          $17,363         $17,091           $16,518
29-Feb-04         $17,386          $17,583         $17,329           $16,697
31-Mar-04         $17,371          $17,476         $17,067           $16,822
30-Apr-04         $16,814          $17,130         $16,799           $16,384
31-May-04         $16,961          $17,243         $17,029           $16,319
30-Jun-04         $17,239          $17,483         $17,360           $16,412
31-Jul-04         $16,755          $17,205         $16,785           $16,574
31-Aug-04         $16,814          $17,378         $16,852           $16,891
30-Sep-04         $17,166          $17,510         $17,034           $16,937
31-Oct-04         $17,430          $17,729         $17,295           $17,079
30-Nov-04         $18,105          $18,103         $17,995           $16,942
31-Dec-04         $18,586          $18,539         $18,607           $17,098
31-Jan-05         $18,202          $18,314         $18,153           $17,206
28-Feb-05         $18,527          $18,502         $18,534           $17,104
31-Mar-05         $18,482          $18,268         $18,206           $17,017
30-Apr-05         $18,157          $18,158         $17,860           $17,247
31-May-05         $18,675          $18,583         $18,428           $17,433
30-Jun-05         $18,852          $18,640         $18,454           $17,529
31-Jul-05         $19,310          $18,988         $19,141           $17,369
31-Aug-05         $19,310          $18,981         $18,966           $17,592
30-Sep-05         $19,354          $18,995         $19,120           $17,411
31-Oct-05         $18,985          $18,745         $18,801           $17,273
30-Nov-05         $19,384          $19,203         $19,511           $17,349
31-Dec-05         $19,507          $19,280         $19,517           $17,514
31-Jan-06         $20,092          $19,587         $20,035           $17,516
28-Feb-06         $20,062          $19,644         $20,089           $17,573
31-Mar-06         $20,216          $19,714         $20,338           $17,401
30-Apr-06         $20,431          $19,858         $20,610           $17,370

  All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

  Because the fund originally used a different asset allocation strategy and a multi-fund strategy, its performance prior to June 3, 2002 does not reflect the current strategy and may have been different if it did.

1 Fund expenses have been partially absorbed by CSIM and Schwab. Without these reductions, the fund's returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The Balanced Blended Index is composed of 60% S&P 500(R) Index and 40% Lehman Brothers U.S. Aggregate Bond Index.

2 Source for category information: Morningstar, Inc.


6 Schwab Viewpoints Fund

SCHWAB VIEWPOINTS FUND

SELECT SHARES(R) PERFORMANCE as of 4/30/06

TOTAL RETURNS 1, 2

This chart compares performance of the fund's Select Shares with its benchmark and Morningstar category.

[BAR CHART]

                                   Fund:
                                  SELECT          Benchmark:      Fund Category:
                                  SHARES           BALANCED         MORNINGSTAR
                               Ticker Symbol:      BLENDED           MODERATE
                                   SWMBX            INDEX           ALLOCATION
6 MONTHS                            7.65%            5.94%             8.00%
1 YEAR                             12.64%            9.36%            12.92%
SINCE INCEPTION: 6/3/04            10.35%            7.60%             9.84%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN PERFORMANCE DATA QUOTED. TO OBTAIN PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH END, PLEASE VISIT WWW.SCHWAB.COM/MARKETMASTERS.

PERFORMANCE OF A HYPOTHETICAL $50,000 INVESTMENT 1

This graph shows performance since inception of a hypothetical $50,000 investment (the minimum investment for this share class) in the fund's Select Shares, compared with a similar investment in its benchmark and two additional indices.

$60,360  SELECT SHARES

$57,519  BALANCED BLENDED INDEX

$60,265  S&P 500(R) INDEX

$53,408  LEHMAN BROTHERS U.S. AGGREGATE BOND INDEX

[LINE GRAPH]

                                                                   LEHMAN
                                 BALANCED          S&P          BROTHERS U.S.
                   SELECT         BLENDED         500(R)          AGGREGATE
                   SHARES          INDEX          INDEX          BOND INDEX
03-Jun-04         $50,000         $50,000        $50,000          $50,000
30-Jun-04         $50,780         $50,642        $50,761          $50,463
31-Jul-04         $49,395         $49,836        $49,081          $50,962
31-Aug-04         $49,570         $50,337        $49,277          $51,936
30-Sep-04         $50,605         $50,717        $49,809          $52,076
31-Oct-04         $51,385         $51,353        $50,571          $52,513
30-Nov-04         $53,415         $52,437        $52,619          $52,093
31-Dec-04         $54,805         $53,699        $54,408          $52,573
31-Jan-05         $53,715         $53,049        $53,081          $52,904
28-Feb-05         $54,670         $53,592        $54,195          $52,592
31-Mar-05         $54,540         $52,913        $53,236          $52,323
30-Apr-05         $53,585         $52,596        $52,225          $53,030
31-May-05         $55,150         $53,827        $53,885          $53,602
30-Jun-05         $55,675         $53,990        $53,961          $53,897
31-Jul-05         $56,980         $54,999        $55,968          $53,407
31-Aug-05         $57,025         $54,980        $55,459          $54,090
30-Sep-05         $57,155         $55,021        $55,908          $53,533
31-Oct-05         $56,065         $54,296        $54,975          $53,110
30-Nov-05         $57,240         $55,623        $57,053          $53,344
31-Dec-05         $57,630         $55,844        $57,070          $53,851
31-Jan-06         $59,355         $56,734        $58,582          $53,856
28-Feb-06         $59,265         $56,901        $58,740          $54,034
31-Mar-06         $59,720         $57,101        $59,469          $53,504
30-Apr-06         $60,360         $57,519        $60,265          $53,408

  All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

1 Fund expenses have been partially absorbed by CSIM and Schwab. Without these reductions, the fund's returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The Balanced Blended Index is composed of 60% S&P 500(R) Index and 40% Lehman Brothers U.S. Aggregate Bond Index.

2 Source for category information: Morningstar, Inc.


                                                        Schwab Viewpoints Fund 7

SCHWAB VIEWPOINTS FUND

FUND FACTS as of 4/30/06

TOP HOLDINGS 1

                                                                         % OF
SECURITY                                                              NET ASSETS
--------------------------------------------------------------------------------
(1)  FANNIE MAE 5.50%, 09/01/34                                          3.0%
--------------------------------------------------------------------------------
(2)  FANNIE MAE 5.50%, 11/01/34                                          1.7%
--------------------------------------------------------------------------------
(3)  U.S. TREASURY NOTE 4.25%, 01/15/11                                  1.4%
--------------------------------------------------------------------------------
(4)  U.S. TREASURY NOTE 4.00%, 06/15/09                                  1.4%
--------------------------------------------------------------------------------
(5)  FANNIE MAE 5.50%, 04/01/35                                          1.2%
--------------------------------------------------------------------------------
(6)  FANNIE MAE 5.50%, 02/01/35                                          1.2%
--------------------------------------------------------------------------------
(7)  CSX CORP.                                                           1.1%
--------------------------------------------------------------------------------
(8)  THE CHUBB CORP.                                                     1.0%
--------------------------------------------------------------------------------
(9)  CONOCOPHILIPS                                                       1.0%
--------------------------------------------------------------------------------
(10) JPMORGAN CHASE & CO.                                                0.9%
--------------------------------------------------------------------------------
     TOTAL                                                              13.9%

STATISTICS

NUMBER OF LONG HOLDINGS                                                    157
--------------------------------------------------------------------------------
NUMBER OF SHORT POSITIONS                                                   95
--------------------------------------------------------------------------------
WEIGHTED AVERAGE MARKET CAP ($ x 1,000,000)                              $45,228
--------------------------------------------------------------------------------
PRICE/EARNINGS RATIO (P/E)                                                24.2
--------------------------------------------------------------------------------
PRICE/BOOK RATIO (P/B)                                                     2.7
--------------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE 2                                                  95%
--------------------------------------------------------------------------------
MINIMUM INITIAL INVESTMENT 3
Investor Shares                                                          $2,500
  ($1,000 for retirement, education and custodial accounts)
Select Shares                                                            $50,000
--------------------------------------------------------------------------------

INVESTMENT MANAGERS AND ALLOCATIONS

                                                                         % OF
INVESTMENT MANAGER                      INVESTMENT STYLE              NET ASSETS
--------------------------------------------------------------------------------
TCW INVESTMENT                          Large-Cap Value                  26.0%
MANAGEMENT COMPANY
--------------------------------------------------------------------------------
GARDNER LEWIS                           Large-Cap Growth                 19.5%
ASSET MANAGEMENT L.P.
--------------------------------------------------------------------------------
JANUS CAPITAL                           Mid-Cap Value                     6.6%
MANAGEMENT LLC/
PERKINS, WOLF,
MCDONNELL AND
COMPANY, LLC 4
--------------------------------------------------------------------------------
PACIFIC INVESTMENT                      Total Return                     16.6%
MANAGEMENT                              Fixed-Income
COMPANY LLC
--------------------------------------------------------------------------------

SECTOR WEIGHTINGS % of Equity Securities

This chart shows the fund's sector composition as of the report date. A sector is a portion of the overall stock market that is made up of industries whose business components share similar characteristics.

[PIE CHART]

21.1%  INFORMATION TECHNOLOGY

19.0%  CONSUMER DISCRETIONARY

17.0%  FINANCIALS

16.7%  HEALTH CARE

 7.9%  INDUSTRIALS

 5.5%  CONSUMER STAPLES

 4.5%  ENERGY

 3.5%  TELECOMMUNICATION
       SERVICES

 3.0%  MATERIALS

 1.8%  UTILITIES

  Portfolio holdings may have changed since the report date.

  Source of Sector Classification: S&P and MSCI.

1 This list is not a recommendation of any security by the investment adviser.

2 Not annualized.

3 Please see prospectus for further detail and eligibility requirements.

4 Terminated effective April 30, 2006.


8 Schwab Viewpoints Fund

FUND EXPENSES (unaudited)

EXAMPLES FOR A $1,000 INVESTMENT

As a fund shareholder, you incur two types of costs: transaction costs, such as redemption fees; and, ongoing costs, such as management fees, transfer agent and shareholder services fees, and other fund expenses.

The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in a fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six-months beginning November 1, 2005 and held through April 30, 2006.

ACTUAL RETURN lines in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value / $1,000 = 8.6), then multiply the result by the number given for your fund or share class under the heading entitled "Expenses Paid During Period."

HYPOTHETICAL RETURN lines in the table below provide information about hypothetical account values and hypothetical expenses based on a fund's or share class' actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs, such as redemption fees. If these transactional costs were included, your costs would have been higher.

                                                                                ENDING
                                                         BEGINNING           ACCOUNT VALUE               EXPENSES
                                 EXPENSE RATIO 1       ACCOUNT VALUE       (Net of Expenses)       PAID DURING PERIOD 2
                                  (Annualized)          at 11/1/05            at 4/30/06             11/1/05-4/30/06
-----------------------------------------------------------------------------------------------------------------------
SCHWAB VIEWPOINTS FUND(TM)

Investor Shares
  Actual Return                       1.10%               $1,000               $1,076.20                  $5.66
  Hypothetical 5% Return              1.10%               $1,000               $1,019.34                  $5.51

Select Shares
  Actual Return                       0.95%               $1,000               $1,076.50                  $4.99
  Hypothetical 5% Return              0.95%               $1,000               $1,019.98                  $4.86

1 Based on the most recent six-month expense ratio; may differ from the expense ratio provided in Financial Highlights.

2 Expenses for the share class are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by 181 days of the period, and divided by 365 days of the fiscal year.


                                                        Schwab Viewpoints Fund 9

SCHWAB VIEWPOINTS FUND(TM)

FINANCIAL STATEMENTS

FINANCIAL HIGHLIGHTS

                                                           11/1/05-     11/1/04-     11/1/03-     11/1/02-     11/1/01-     11/1/00-
INVESTOR SHARES                                            4/30/06*     10/31/05     10/31/04     10/31/03     10/31/02     10/31/01
------------------------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period                      12.85        11.88        11.07         9.35        10.12        13.44
                                                           -------------------------------------------------------------------------
Income or loss from investment operations:
  Net investment income                                      0.11         0.15         0.08         0.12         0.20         0.43
  Net realized and unrealized gains or losses                0.85         0.91         0.86         1.75        (0.73)       (2.12)
                                                           -------------------------------------------------------------------------
  Total income or loss from investment operations            0.96         1.06         0.94         1.87        (0.53)       (1.69)

Less distributions:
  Dividends from net investment income                      (0.16)       (0.09)       (0.13)       (0.15)       (0.24)       (0.52)
  Distributions from net realized gains                     (0.38)          --           --           --           --        (1.11)
                                                           -------------------------------------------------------------------------
  Total distributions                                       (0.54)       (0.09)       (0.13)       (0.15)       (0.24)       (1.63)
                                                           -------------------------------------------------------------------------
Net asset value at end of period                            13.27        12.85        11.88        11.07         9.35        10.12
                                                           -------------------------------------------------------------------------
Total return (%)                                             7.62 3       8.92         8.59        20.25        (5.55)      (13.95)

RATIOS/SUPPLEMENTAL DATA (%)
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:
  Net operating expenses                                     1.10 4       1.10         1.10         1.10         0.76 1,2     0.50 2
  Gross operating expenses                                   1.23 4       1.27         1.32         1.33         1.10 2       0.89 2
  Net investment income                                      2.44 4       1.14         0.68         1.13         1.89         3.67
Portfolio turnover rate                                        95 3        283          242          256          380           95
Net assets, end of period ($ x 1,000,000)                     133          130          130          109           97          118

* Unaudited.

1 The ratio of net operating expenses would have been 0.72% if certain non-routine expenses (proxy fees) had not been included.

2 Prior to the fund's change in structure on June 3, 2002, the expenses incurred by underlying funds in which the fund invested were not included in this ratio.

3 Not annualized.

4 Annualized.


10 See financial notes.

SCHWAB VIEWPOINTS FUND

                                                           11/1/05-     11/1/04-     6/3/041-
SELECT SHARES                                              4/30/06*     10/31/05     10/31/04
------------------------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period                      12.87        11.89        11.57
                                                           -------------------------------------------------------------------------
Income or loss from investment operations:
  Net investment income                                      0.11         0.15         0.02
  Net realized and unrealized gains                          0.86         0.93         0.30
                                                           -------------------------------------------------------------------------
  Total income from investment operations                    0.97         1.08         0.32
                                                           -------------------------------------------------------------------------
Less distributions:
  Dividends from net investment income                      (0.19)       (0.10)          --
  Distributions from net realized gains                     (0.38)          --           --
                                                           -------------------------------------------------------------------------
  Total distributions                                       (0.57)       (0.10)          --
                                                           -------------------------------------------------------------------------
Net asset value at end of period                            13.27        12.87        11.89
                                                           -------------------------------------------------------------------------
Total return (%)                                             7.65 2       9.11         2.77 2

RATIOS/SUPPLEMENTAL DATA (%)
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:
  Net operating expenses                                     0.95 3       0.95         0.95 3
  Gross operating expenses                                   1.17 3       1.22         1.29 3
  Net investment income                                      2.72 3       1.32         0.73 3
Portfolio turnover rate                                        95 2        283          242 2
Net assets, end of period ($ x 1,000,000)                      12            9            2

* Unaudited.

1 Commencement of operations.

2 Not annualized.

3 Annualized.


                                                         See financial notes. 11

SCHWAB VIEWPOINTS FUND

PORTFOLIO HOLDINGS as of April 30, 2006, unaudited

This section shows all the securities in the fund's portfolio by industry and their value as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at http://www.sec.gov and may be viewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund's most recent Form N-Q is also available by visiting Schwab's website at www.schwab.com/schwabfunds.

                                                      COST              VALUE
HOLDINGS BY CATEGORY                              ($ x 1,000)        ($ x 1,000)
--------------------------------------------------------------------------------
 41.0%  COMMON STOCK                                  50,766             59,313

  2.3%  FOREIGN COMMON
        STOCK                                          2,597              3,300

  6.6%  U.S. TREASURY
        OBLIGATION                                     9,645              9,486

  0.2%  FOREIGN GOVERNMENT
        SECURITIES                                       246                321

  1.1%  CORPORATE BONDS                                1,645              1,646

  0.5%  MUNICIPAL BONDS                                  705                796

  0.6%  ASSET-BACKED
        OBLIGATIONS                                      800                800

 13.7%  MORTGAGE BACKED
        SECURITIES                                    20,499             19,788

  0.7%  NON-AGENCY MORTGAGE-
        BACKED SECURITIES                              1,029              1,021

  8.8%  SHORT-TERM INVESTMENT                         12,784             12,779

  7.0%  OTHER INVESTMENT
        COMPANIES                                     10,057             10,057

   --%  OPTIONS                                           43                 16
--------------------------------------------------------------------------------
 82.5%  TOTAL INVESTMENTS                            110,816            119,323
(6.5)%  SHORT SALES                                   (9,367)            (9,332)

   --%  OPTIONS WRITTEN                                  (47)                (9)

 24.0%  OTHER ASSETS AND
        LIABILITIES                                                      34,688
--------------------------------------------------------------------------------
100.0%  NET ASSETS                                                      144,670

                                                      NUMBER            VALUE
SECURITY                                            OF SHARES        ($ x 1,000)
COMMON STOCK 41.0% of net assets

AUTOMOBILES & COMPONENTS 0.4%
--------------------------------------------------------------------------------
General Motors Corp. (a)                               26,000                595

BANKS 0.8%
--------------------------------------------------------------------------------
Commerce Bancorp, Inc. (a)                             15,200                613
Fannie Mae (a)                                         11,200                567
                                                                     -----------
                                                                           1,180
CAPITAL GOODS 1.2%
--------------------------------------------------------------------------------
Honeywell
   International, Inc. (a)                             16,100                684
PACCAR, Inc. (a)                                        5,500                396
The Boeing Co. (a)                                      8,500                709
                                                                     -----------
                                                                           1,789
COMMERCIAL SERVICES & SUPPLIES 0.3%
--------------------------------------------------------------------------------
Waste Management, Inc. (a)                             10,700                401

CONSUMER DURABLES & APPAREL 0.5%
--------------------------------------------------------------------------------
Mattel, Inc. (a)                                       43,500                704

CONSUMER SERVICES 0.6%
--------------------------------------------------------------------------------
Starwood Hotels &
   Resorts Worldwide, Inc.                              5,000                287
Wynn Resorts, Ltd. (a)*                                 6,900                525
                                                                     -----------
                                                                             812
DIVERSIFIED FINANCIALS 4.4%
--------------------------------------------------------------------------------
American Express Co. (a)                               21,500              1,157
Capital One Financial Corp. (a)                        14,300              1,239
Chicago Mercantile
   Exchange Holdings, Inc. (a)                          1,201                550
JPMorgan Chase & Co. (a)                               28,600              1,298
Merrill Lynch & Co., Inc. (a)                          15,300              1,166
The Goldman Sachs
   Group, Inc. (a)                                      6,150                986
                                                                     -----------
                                                                           6,396
ENERGY 1.9%
--------------------------------------------------------------------------------
ChevronTexaco Corp. (a)                                 7,500                458
ConocoPhillips (a)                                     21,300              1,425
National-Oilwell
   Varco, Inc. (a)*                                     8,600                593
Valero Energy Corp. (a)                                 4,905                317
                                                                     -----------
                                                                           2,793


12 See financial notes.

SCHWAB VIEWPOINTS FUND

PORTFOLIO HOLDINGS continued

                                                      NUMBER            VALUE
SECURITY                                            OF SHARES        ($ x 1,000)
FOOD & STAPLES RETAILING 0.4%
--------------------------------------------------------------------------------
CVS Corp. (a)                                          17,600                523

FOOD, BEVERAGE & TOBACCO 1.0%
--------------------------------------------------------------------------------
Flowers Foods, Inc. (a)                                10,850                305
Kraft Foods, Inc., Class A (a)                         29,300                915
The Hershey Co.                                         4,800                256
                                                                     -----------
                                                                           1,476
HEALTH CARE EQUIPMENT & SERVICES 4.1%
--------------------------------------------------------------------------------
Boston Scientific Corp. (a)*                           46,002              1,069
Caremark Rx, Inc. (a)                                  12,800                583
CIGNA Corp. (a)                                         7,400                792
HCA, Inc. (a)                                          15,900                698
Humana, Inc. (a)*                                      11,400                515
Medco Health
   Solutions, Inc. (a)*                                15,900                847
St. Jude Medical, Inc. *                               13,200                521
Tenet Healthcare Corp. (a)*                           107,000                890
                                                                     -----------
                                                                           5,915
HOUSEHOLD & PERSONAL PRODUCTS 1.0%
--------------------------------------------------------------------------------
Avon Products, Inc. (a)                                11,700                382
Kimberly-Clark Corp. (a)                                7,200                421
Procter & Gamble Co. (a)                               11,100                646
                                                                     -----------
                                                                           1,449
INSURANCE 2.1%
--------------------------------------------------------------------------------
American International
   Group, Inc. (a)                                     10,300                672
The Chubb Corp. (a)                                    28,000              1,443
The St. Paul Travelers
   Cos., Inc. (a)                                      21,700                956
                                                                     -----------
                                                                           3,071
MATERIALS 1.3%
--------------------------------------------------------------------------------
MeadWestvaco Corp. (a)                                 23,200                661
Monsanto Co. (a)                                        9,600                801
United States Steel Corp. (a)                           6,600                452
                                                                     -----------
                                                                           1,914
MEDIA 3.0%
--------------------------------------------------------------------------------
Clear Channel
   Communications, Inc. (a)                            23,900                682
Comcast Corp. (a)*                                     22,000                678
Comcast Corp., Class A (a)*                            22,800                706
Readers Digest Association,
   Inc., Class A (a)                                   30,000                413
The Walt Disney Co. (a)                                24,800                693
Time Warner, Inc. (a)                                  47,400                825
XM Satellite Radio
   Holdings, Inc., Class A (a)*                        17,200                348
                                                                     -----------
                                                                           4,345
PHARMACEUTICALS & BIOTECHNOLOGY 2.0%
--------------------------------------------------------------------------------
Amgen, Inc. (a)*                                        6,600                447
Millennium
   Pharmaceuticals, Inc. (a)*                          56,700                515
Watson Pharmaceuticals,
   Inc. (a)*                                           25,500                725
Wyeth (a)                                              23,600              1,149
                                                                     -----------
                                                                           2,836
REAL ESTATE 0.0%
--------------------------------------------------------------------------------
Host Hotels & Resorts, Inc.                               293                  6

RETAILING 2.6%
--------------------------------------------------------------------------------
Best Buy Co., Inc. (a)                                 10,500                595
Federated Department
   Stores, Inc. (a)                                     6,988                544
J.C. Penney Co., Inc.                                   6,800                445
Office Depot, Inc. (a)*                                18,100                735
Sears Holdings Corp. (a)*                               5,624                808
Target Corp.                                            2,600                138
The TJX Cos., Inc. (a)                                 22,700                548
                                                                     -----------
                                                                           3,813
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 3.1%
--------------------------------------------------------------------------------
Applied Materials, Inc. (a)                            34,700                623
Broadcom Corp., Class A (a)*                           15,750                647
Intel Corp. (a)                                        34,000                679
Intersil Corp., Class A                                23,500                696
MEMC Electronic
   Materials, Inc. (a)*                                21,700                881
Microchip Technology, Inc. (a)                         15,500                578
Xilinx, Inc. (a)                                       13,800                382
                                                                     -----------
                                                                           4,486


                                                         See financial notes. 13

SCHWAB VIEWPOINTS FUND

                                                      NUMBER            VALUE
SECURITY                                            OF SHARES        ($ x 1,000)
SOFTWARE & SERVICES 1.9%
--------------------------------------------------------------------------------
Adobe Systems, Inc. (a)*                               16,200                635
Electronic Arts, Inc. (a)*                              8,500                483
Electronic Data
   Systems Corp. (a)                                   29,600                802
Google, Inc., Class A (a)*                              1,926                805
                                                                     -----------
                                                                           2,725
TECHNOLOGY HARDWARE & EQUIPMENT 4.2%
--------------------------------------------------------------------------------
Corning, Inc. (a)*                                     25,500                704
EMC Corp. (a)*                                         38,200                516
Hewlett-Packard Co. (a)                                35,100              1,140
International Business
   Machines Corp. (a)                                  10,000                823
Lucent Technologies, Inc. (a)*                        270,100                754
Qualcomm, Inc. (a)                                     15,100                775
Solectron Corp. (a)*                                  139,440                558
Sun Microsystems, Inc. (a)*                           153,400                767
                                                                     -----------
                                                                           6,037
TELECOMMUNICATION SERVICES 1.5%
--------------------------------------------------------------------------------
AT&T Corp. (a)                                         34,200                896
Qwest Communications
   International, Inc. (a)*                           191,600              1,286
                                                                     -----------
                                                                           2,182
TRANSPORTATION 1.9%
--------------------------------------------------------------------------------
Con-way, Inc.                                          10,200                568
CSX Corp. (a)                                          24,100              1,651
United Parcel Service,
   Inc., Class B (a)                                    6,600                535
                                                                     -----------
                                                                           2,754
UTILITIES 0.8%
--------------------------------------------------------------------------------
American Electric
   Power Co., Inc. (a)                                 17,800                596
TXU Corp. (a)                                          10,400                515
                                                                     -----------
                                                                           1,111
FOREIGN COMMON STOCK 2.3% OF NET ASSETS

ISRAEL 0.4%
--------------------------------------------------------------------------------
PHARMACEUTICALS & BIOTECHNOLOGY 0.4%
Teva Pharmaceutical
   Industries Ltd. (a)                                 13,700                555

JAPAN 1.1%
--------------------------------------------------------------------------------
AUTOMOBILES & COMPONENTS 0.4%
Honda Motor Co., Ltd. (a)                              18,200                645

CONSUMER DURABLES & APPAREL 0.7%
Sony Corp. (a)                                         19,900                974
                                                                     -----------
                                                                           1,619
SWITZERLAND 0.4%
--------------------------------------------------------------------------------
PHARMACEUTICALS & BIOTECHNOLOGY 0.4%
Novartis AG (a)                                         9,100                523

UNITED KINGDOM 0.4%
--------------------------------------------------------------------------------
PHARMACEUTICALS & BIOTECHNOLOGY 0.4%
GlaxoSmithKline plc (a)                                10,600                603

SECURITY                                          FACE AMOUNT           VALUE
   RATE, MATURITY DATE                            ($ x 1,000)        ($ x 1,000)
U.S. GOVERNMENT SECURITIES 6.6% OF NET ASSETS

U.S. Treasury Bond
   5.50%, 08/15/28                                        600                615
   6.88%, 08/15/25 (a)                                    250                297
   8.13%, 08/15/19 (a)                                    100                127
   9.13%, 05/15/18 (a)                                    100                135
U.S. Treasury Inflation-Protected Security
   0.88%, 04/15/10 (a)                                    105                100
   2.00%, 01/15/26 (a)                                    302                281
   2.38%, 04/15/11                                        400                403
U.S. Treasury Note
   3.63%, 01/15/10 (a)                                    100                 96
   3.75%, 05/15/08 (a)                                    600                587
   3.88%, 09/15/10 (a)                                    700                672
   3.88%, 02/15/13 (a)                                    150                141
   4.00%, 06/15/09 (a)                                  2,000              1,949
   4.00%, 02/15/15 (a)                                    500                463
   4.25%, 01/15/11 (a)                                  2,100              2,041
   4.50%, 11/15/10 (a)                                  1,000                984
   4.75%, 03/31/11                                        600                595
                                                                     -----------
                                                                           9,486


14 See financial notes.

SCHWAB VIEWPOINTS FUND

PORTFOLIO HOLDINGS continued

SECURITY                                          FACE AMOUNT           VALUE
   RATE, MATURITY DATE                            ($ x 1,000)        ($ x 1,000)
FOREIGN GOVERNMENT SECURITIES 0.2% OF NET ASSETS

Panama Government International Bond
   6.70%, 01/26/36 (a)                                    326                321

CORPORATE BONDS 1.1% OF NET ASSETS

FIXED-RATE OBLIGATIONS 0.3%
--------------------------------------------------------------------------------
DaimlerChrysler NA Holding Corp.
   6.40%, 05/15/06 (a)                                    200                200
El Paso Corp.
   7.80%, 08/01/31 (a)                                    100                100
Verizon Communications, Inc.
   5.55%, 02/15/16 (a)                                    100                 96
                                                                     -----------
                                                                             396
VARIABLE-RATE OBLIGATIONS 0.8%
--------------------------------------------------------------------------------
ConocoPhillips Australia Funding Co.
   5.13%, 07/10/06 (b)                                    600                601
DaimlerChrysler NA Holding Corp.
   5.10%, 06/07/06 (a)(b)                                 400                400
HSBC Bank USA
   5.00%, 06/21/06 (a)(b)                                 250                249
                                                                     -----------
                                                                           1,250
MUNICIPAL BONDS 0.5% OF NET ASSETS

REVENUE BONDS 0.5%
--------------------------------------------------------------------------------
Golden State, California Securitization Corp. Revenue
   Bond, Series 2003-A-1
   6.25%, 06/01/33 (a)                                    250                272
Tobacco Settlement Financing Corp. of Rhode Island
   Revenue Bond, Series 2002A
   6.25%, 06/01/42 (a)                                    500                524
                                                                     -----------
                                                                             796
ASSET-BACKED OBLIGATIONS 0.6% OF NET ASSETS

Honda Auto Receivables Owner
   Trust, Series 2006-1 Class A2
   5.10%, 09/18/08 (a)                                    400                400
Nissan Auto Receivables Owner Trust, Series
   2001-B Class A2
   5.18%, 05/15/06                                        400                400
                                                                     -----------
                                                                             800
AGENCY MORTGAGE BACKED SECURITIES 13.7% OF
NET ASSETS

COLLATERALIZED MORTGAGE OBLIGATIONS 0.5%
--------------------------------------------------------------------------------

VARIABLE-RATE OBLIGATIONS 0.5%
Freddie Mac Structured Series
   T-61 Class 1A1
   5.15%, 06/25/06 (a)(b)                                 768                774

U.S. GOVERNMENT AGENCY MORTGAGES 13.2%
--------------------------------------------------------------------------------
Fannie Mae
   4.00%, 07/01/18 (a)                                    828                774
   4.00%, 11/01/18 (a)                                    885                826
   4.00%, 01/01/19 (a)                                     18                 17
   4.00%, 04/01/19 (a)                                     19                 18
   4.00%, 06/01/19 (a)                                    140                130
   4.00%, 06/01/19 (a)                                    145                135
   4.00%, 02/01/20 (a)                                    485                452
   4.00%, 03/01/20 (a)                                    174                162
   4.50%, 08/01/33 (a)                                    209                192
   4.50%, 05/01/35 (a)                                    457                421
   4.50%, 09/01/35 (a)                                    981                898
   4.50%, 10/01/35 (a)                                     99                 91
   5.50%, 02/01/34 (a)                                    729                710
   5.50%, 04/01/34 (a)                                    328                320
   5.50%, 09/01/34 (a)                                  4,489              4,369
   5.50%, 11/01/34 (a)                                  2,584              2,515
   5.50%, 02/01/35 (a)                                  1,790              1,742
   5.50%, 02/01/35 (a)                                    852                829
   5.50%, 02/01/35 (a)                                    366                355
   5.50%, 04/01/35 (a)                                  1,841              1,789
   5.50%, 05/01/35 (a)                                    693                673
   5.50%, 06/01/35 (a)                                     97                 94
   5.50%, 09/01/35 (a)                                    443                431
   5.93%, 05/01/06 (a)(b)                                  21                 21
   6.00%, 04/01/16 (a)                                     29                 30
   6.00%, 03/01/18 (a)                                     21                 21
   6.00%, 04/01/35 (a)                                    579                578
Fannie Mae TBA
   5.50%, 09/09/99                                         --                 49
Freddie Mac
   6.00%, 09/01/22 (a)                                    188                189


                                                         See financial notes. 15

SCHWAB VIEWPOINTS FUND

SECURITY                                          FACE AMOUNT           VALUE
   RATE, MATURITY DATE                            ($ x 1,000)        ($ x 1,000)
Freddie Mac ARM
   4.40%, 05/01/06 (a)(b)                                 187                183
                                                                     -----------
                                                                          19,014
NON-AGENCY MORTGAGE-BACKED SECURITIES 0.7%
OF NET ASSETS

FIXED-RATE OBLIGATIONS 0.1%
--------------------------------------------------------------------------------
Bank of America Mortgage Securities Series 2004-2
   Class 5A1
   6.50%, 10/25/31 (a)                                    102                103
Residential Funding Mortgage Security I Series-S9
   Class A1
   6.50%, 03/25/32 (a)                                     57                 56
                                                                     -----------
                                                                             159
VARIABLE-RATE OBLIGATIONS 0.6%
--------------------------------------------------------------------------------
Bear Stearns Adjustable Rate Mortgage Trust Series
   2002-11 Class 1A1
   5.62%, 05/01/06 (a)(b)                                  70                 69
Bear Stearns Adjustable Rate Mortgage Trust Series
   2005-4 Class 23A2
   5.41%, 05/01/06 (a)(b)                                 148                147
Fannie Mae Grantor Trust Series 2005-T3 Class A1A
   5.00%, 05/25/06 (a)(b)                                  64                 65
Quest Trust, 144A Series 2004-X2 Class A1
   5.52%, 05/25/06 (a)(b)(c)                               38                 38
Washington Mutual Series 2003-R1 Class A1
   5.23%, 05/25/06 (a)(a)                                 544                543
                                                                     -----------
                                                                             862
SHORT-TERM INVESTMENT 8.8% OF NET ASSETS

U.S. GOVERNMENT SECURITIES 4.1%
--------------------------------------------------------------------------------
U.S. Treasury Bill
   4.56%, 06/15/06                                      4,230              4,206
   4.57%, 06/15/06                                        350                348
   4.49%, 06/01/06 (a)                                      5                  5
   4.51%, 06/01/06                                         35                 35
   4.48%, 06/15/06                                         15                 15
   4.49%, 06/15/06                                        480                477
   4.50%, 06/15/06                                        855                850
                                                                     -----------
                                                                           5,936
COMMERCIAL PAPER & OTHER OBLIGATIONS 4.7%
--------------------------------------------------------------------------------
CBA Finance, Inc.
   4.81%, 06/19/06 (a)                                  1,100              1,093
Countrywide Bank
   4.92%, 10/18/06 (a)(b)                                 400                400
Dexia Delaware L.L.C.
   4.84%, 06/27/06 (a)                                  1,100              1,092
Nordea North America, Inc.
   4.69%, 05/25/06 (a)                                  1,100              1,097
Societe Generale North America, Inc.
   4.99%, 08/22/06 (a)                                  1,000                982
Swedbank, Inc.
   4.80%, 06/15/06 (a)                                  1,100              1,093
UBS Finance, Inc.
   4.93%, 07/10/06 (a)                                  1,100              1,086
                                                                     -----------
                                                                           6,843

                                                    NUMBER
                                                 OF CONTRACTS
OTHER INVESTMENT COMPANIES 7.0% OF NET ASSETS

State Street Navigator
   Security Lending Prime
   Portfolio                                        7,787,442              7,787
State Street Institutional
   Liquid Reserves                                  2,269,694              2,270
                                                                      ----------
                                                                          10,057

                                                    NUMBER
                                                 OF CONTRACTS
OPTIONS 0.0% OF NET ASSETS

CALL OPTIONS 0.0%
--------------------------------------------------------------------------------
3 Month LIBOR Futures,
   Strike Price 4.25,
   Expires 10/19/06                                       110                 --
3 Month LIBOR Futures,
   Strike Price 4.50,
   Expires 01/22/07                                       200                  1
3 Month LIBOR Futures,
   Strike Price 4.50,
   Expires 10/04/06                                       210                 --
3 Month LIBOR Futures,
   Strike Price 4.75,
   Expires 08/08/06                                        50                 --
3 Month LIBOR Futures,
   Strike Price 5.00,
   Expires 03/08/07                                       210                  5


16 See financial notes.

SCHWAB VIEWPOINTS FUND

PORTFOLIO HOLDINGS continued

                                                    NUMBER              VALUE
SECURITY                                         OF CONTRACTS        ($ x 1,000)
90 Day Euro Dollar Futures,
   Strike Price 95.25,
   Expires 06/19/06                                         2                 --
                                                                     -----------
                                                                               6
PUT OPTIONS 0.0%
--------------------------------------------------------------------------------
90 Day Euro Dollar Futures,
   Strike Price 115.0,
   Expires 05/18/06                                        50                  9
90 Day Euro Dollar Futures,
   Strike Price 91.75,
   Expires 12/18/06                                        50                  1
90 Day Euro Dollar Futures,
   Strike Price 92.00,
   Expires 3/19/07                                         13                 --
90 Day Euro Dollar Futures,
   Strike Price 92.50,
   Expires 09/18/06                                        48                 --
90 Day Euro Dollar Futures,
   Strike Price 92.50,
   Expires 12/18/06                                         3                 --
90 Day Euro Dollar Futures,
   Strike Price 92.75,
   Expires 12/18/06                                         4                 --
                                                                     -----------
                                                                              10

END OF INVESTMENTS.

At April 30, 2006 the tax basis cost of the fund's investments was $111,346, and the unrealized appreciation and depreciation were $10,403 and ($2,426), respectively, with a net appreciation of $7,977.

*   Non-income producing security.
(a) All or a portion of this security is held as collateral for future contract, short sale, swap agreements, delayed-delivery security and options written.
(b) Variable-rate security.
(c) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $38 or 0.0% of net assets.

ADR - American Depositary Receipt.

SECURITY                                          FACE AMOUNT           VALUE
   RATE, MATURITY DATE                            ($ x 1,000)        ($ x 1,000)
SHORT SALES (6.5)% OF NET ASSETS

U.S. GOVERNMENT AGENCY SECURITIES (4.4)%
--------------------------------------------------------------------------------
U.S. Treasury Note
   4.38%, 05/15/07                                        500                497
U.S. Treasury Note
   3.63%, 05/15/13                                      3,200              2,944
U.S. Treasury Note
   6.00%, 08/15/09                                        400                413
U.S. Treasury Note
   4.75%, 05/15/14                                        900                884
U.S. Treasury Note
   4.13%, 05/15/15                                      1,800              1,680
Fannie Mae TBA
   5.50%, 12/01/99                                      3,000              2,914
                                                                     -----------
                                                                           9,332

                                                      NUMBER            VALUE
SECURITY                                            OF SHARES        ($ x 1,000)
OPTIONS WRITTEN 0.0% OF NET ASSETS

CALL OPTIONS 0.0%
--------------------------------------------------------------------------------
3 Month LIBOR Futures,
   Strike Price 4.31,
   Expires 10/19/06                                        50                --
3 Month LIBOR Futures,
   Strike Price 4.54,
   Expires 10/04/06                                        90                --
3 Month LIBOR Futures,
   Strike Price 4.56,
   Expires 01/22/07                                        90                (1)
3 Month LIBOR Futures,
   Strike Price 4.56,
   Expires 10/18/06                                        90                --
3 Month LIBOR Futures,
   Strike Price 4.78,
   Expires 08/08/06                                        20                --
3 Month LIBOR Futures,
   Strike Price 5.04,
   Expires 03/08/07                                        90                (5)
90 Day Euro Dollar Futures,
   Strike Price 95.50,
   Expires 06/19/06                                         4                --
                                                                      ----------
                                                                             (6)


                                                         See financial notes. 17

SCHWAB VIEWPOINTS FUND

                                                    NUMBER             VALUE
SECURITY                                         OF CONTRACTS       ($ x 1,000)
PUT OPTIONS 0.0%
--------------------------------------------------------------------------------
90 Day Euro Dollar Futures,
   Strike Price 112.00,
   Expires 05/18/06                                       500                (3)
                                                                    ------------
                                                                             (3)

END OF SHORT SALES AND OPTIONS WRITTEN.

In addition to the above, the fund held the following at 4/30/06. All numbers x 1000 except number of futures contracts.

                                                     NOTIONAL       UNREALIZED
                                                      AMOUNT      GAINS/(LOSSES)
                                                    (FOREIGN)         (USD)
SWAP AGREEMENTS

INTEREST RATE SWAPS
--------------------------------------------------------------------------------
BRITISH POUNDS

Receive fixed rate payments of 6
   month LIBOR, Pay variable rate
   payments of 5.00%, expires
   09/15/10,
   Barclays Bank plc                                      700               (12)

EUROPEAN EURO

Receive fixed rate payments of 6
   month LIBOR, Pay variable rate
   payments of 4.00%, expires
   12/15/14,
   Morgan Stanley                                         500               (27)
Receive variable rate payments of
   6 month LIBOR, Pay fixed rate
   payments of 4.00%, expires
   12/15/14,
   Morgan Stanley                                       1,200                73
Receive variable rate payments of
   6 month LIBOR, Pay fixed rate
   payments of 4.00%, expires
   12/15/14,
   Morgan Stanley                                         500                31
                                                                  --------------
                                                                             77
JAPANESE YEN

Receive fixed rate payments of 6
   month LIBOR, Pay variable rate
   payments of 1.50%, expires
   06/15/15,
   Morgan Stanley                                      10,000                 4
Receive variable rate payments of
   6 month LIBOR, Pay fixed rate
   payments of 1.50%, expires
   06/15/15,
   Morgan Stanley                                      20,000                 8
                                                                  --------------
                                                                             12
U.S. DOLLARS

Receive fixed rate payments of 3
   month LIBOR, Pay variable rate
   payments of 5.00%, expires
   06/15/15,
   Morgan Stanley                                         700               (64)
Receive fixed rate payments of 3
   month LIBOR, Pay variable rate
   payments of 5.00%, expires
   06/21/11,
   Lehman Brothers                                      1,200                (8)
Receive fixed rate payments of 3
   month LIBOR, Pay variable rate
   payments of 5.00%, expires
   06/21/11,
   Morgan Stanley                                       1,000                (4)
Receive fixed rate payments of 3
   month LIBOR, Pay variable rate
   payments of 5.00%, expires
   06/21/36,
   Royal Bank of Scotland                                 100                (8)
Receive variable rate payments of 3
   month LIBOR, Pay fixed rate
   payments of 5.00%, expires
   06/21/11,
   Barclays Bank PLC                                    2,100               (37)
Receive variable rate payments of
   6 month LIBOR, Pay fixed rate
   payments of 6.00%, expires
   12/15/24, USB AG                                       200                15
                                                                  --------------
                                                                           (106)
                                                                  --------------
                                                                            (37)
CREDIT DEFAULT SWAPS
--------------------------------------------------------------------------------
U.S. DOLLARS

Allstate Corp. Rate 0.26%,
   expires 12/20/08,
   Morgan Stanley                                         100                --
Autozone, Inc. Rate 0.35%,
   expires 12/20/08,
   UBS AG                                                 200                --
Eaton Corp. Rate 0.28%,
   expires 12/20/08,
   Citibank N.A.                                          100                --


18 See financial notes.

SCHWAB VIEWPOINTS FUND

PORTFOLIO HOLDINGS continued

                                                     NOTIONAL       UNREALIZED
                                                      AMOUNT      GAINS/(LOSSES)
                                                    (FOREIGN)         (USD)
Eli Lilly & Co. Rate 0.16%,
   expires 12/20/08,
   Barclays Bank PLC                                      100                --
Emerson Electric Co. Rate
   0.21%, expires 12/20/08,
   Morgan Stanley                                         100                --
Fedex Corp. Rate 0.29%,
   expires 12/20/08,
   Citibank N.A.                                          100                (1)
GMAC Rate 1.90%,
   expires 09/20/06,
   Lehman Brothers, Inc.                                  500                 1
Home Depot, Inc. Rate 0.12%
   expires 12/20/08,
   Lehman Brothers, Inc.                                  100                --
Ingersoll-Rand Co. Ltd. Rate
   0.32%, expires 12/20/08,
   Merrill Lynch                                          100                (1)
Johnson & Johnson, Inc. Rate
   0.11%, expires 12/20/08,
   Lehman Brothers, Inc.                                  100                --
Masco Corp. Rate 0.30%,
   expires 12/20/08,
   Lehman Brothers, Inc.                                  100                --
People's Republic of China Rate
   0.40%, expires 06/20/09,
   Lehman Brothers, Inc.                                  200                (1)
Radioshack Corp. Rate 0.35%,
   expires 12/20/08, Lehman
   Brothers, Inc.                                         100                --
Turkey Rate 2.70%, expires
   09/20/10,
   Morgan Stanley                                         100                (6)
Wal-Mart Stores, Inc. Rate
   0.14%, expires 12/20/08,
   Citibank N.A.                                          200                --
Whirpool Corp. Rate 0.29%,
   expires 12/20/08, Lehman
   Brothers, Inc.                                         100                --
                                                                  --------------
                                                                             (8)

                                      NUMBER OF      CONTRACT       UNREALIZED
                                      CONTRACTS        VALUE      GAINS/(LOSSES)
FUTURES CONTRACTS

10 Year, Short Euro-Bond,
   expires 06/30/06                           6           693                18
10 Years, Long U.S.
   Treasury Note,
   expires 06/21/06                          31         3,273                (1)
5 Year, Long U.S.
   Treasury Note,
   expires 06/30/06                         104        10,832               (82)
90 Day Eurodollar,
   Long expires
   12/15/08                                  23         5,444               (21)
90 Day Eurodollar,
   Long expires
   12/17/07                                   3           711                (1)
90 Day Eurodollar,
   Long expires
   12/18/06                                 122        28,900               (21)
90 Day Eurodollar,
   Long expires
   03/19/07                                  24         5,687                (7)
Nasdaq 100 Index,
   Long expires
   06/15/06                                  42         7,186               (61)
Russell 2000 Index, Long
   expires 06/15/06
   expires 06/15/06                          46        17,682               197
S&P 500 Index, Long
   expires 06/15/06
   expires 06/15/06                          24         7,895                11
UK Treasury Bonds, Long
   expires 06/28/06                           1           110                (4)
US Treasury Bonds, Short
   expires 06/21/06                           7           748                19
                                                                  --------------
                                                                             47


                                                         See financial notes. 19

SCHWAB VIEWPOINTS FUND

FORWARD FOREIGN CURRENCY CONTRACT

                             AMOUNT                      AMOUNT
                               OF                          OF
                            CURRENCY                    CURRENCY     UNREALIZED
               CURRENCY      TO BE         CURRENCY       TO BE        GAINS/
EXPIRATION      TO BE       RECEIVED        TO BE       DELIVERED      LOSSES
DATE           RECEIVED    ($ X 1,000)    DELIVERED    ($ X 1,000)   ($ X 1,000)
08/07/2006          BRL             54          USD             25            1
07/31/2006          CLP          1,900          USD              4            0
08/17/2006          CLP         17,000          USD             32            1
05/25/2006          EUR            398          USD            492           11
09/20/2006          INR          1,366          USD             30            0
05/15/2006          JPY        116,200          USD            991           33
05/23/2006          JPY          9,637          USD             82            3
08/31/2006          MXN            180          USD             17           (1)
09/20/2006          MXN            101          USD              9           (0)
08/07/2006          RUB            257          USD              9            0
09/22/2006          RUB            276          USD             10            0
08/24/2006          TWD            301          USD              9            0
09/21/2006          TWD            301          USD              9            0
05/22/2006          PEN             35          USD             11           (0)
05/22/2006          USD             22          PEN              6           (0)
05/22/2006          USD             13          PEN              4           (0)
09/13/2006          PEN             63          USD             19            0
09/13/2006          USD             63          PEN             19           (0)
09/26/2006          PLN             34          USD             11            1
05/24/2006          PLN             33          USD             10            0
05/03/2006          USD             18          GBP             32           (1)
05/03/2006          GBP             18          USD             32            0
06/15/2006          USD             18          GBP             32           (0)
08/24/2006          SGD             17          USD             11            0
07/26/2006          SGD             28          USD             17            0
09/21/2006          SGD             16          USD             10            0
09/05/2006          SKK            331          USD             11            1
09/29/2006          SKK            603          USD             20            1
08/24/2006          KRW         10,559          USD             11            0
09/21/2006          KRW         10,769          USD             11            0
                                                       -------------------------
                                                                             50


20 See financial notes.

SCHWAB VIEWPOINTS FUND

Statement of
ASSETS AND LIABILITIES

As of April 30, 2006; unaudited. All numbers x 1,000 except NAV.

ASSETS
--------------------------------------------------------------------------------
Investments, at value (cost $110,816)                                   $119,323
Foreign currency (cost $81)                                                   82
Cash                                                                      25,356
Receivables:
   Fund shares sold                                                          152
   Investment sold short                                                    2139
   Investments sold                                                       10,708
   Due from brokers for futures                                              187
   Dividends                                                                  53
   Interest                                                                  308
   Unrealized gains on forward foreign currency contracts                     53
Prepaid expenses                                                     +        18
                                                                     -----------
TOTAL ASSETS                                                             158,379

LIABILITIES
--------------------------------------------------------------------------------
Securities sold short, at value (cost $9,367)                              9,332
Options written, at value (cost $47)                                           9
Swap agreements, at fair value (cost $113)                                   154
Payables:
   Investments bought                                                      2,561
   Covered short sales                                                     1,223
   Investment adviser and administrator fees                                   8
   Transfer agent and shareholder services fees                                3
   Trustee fees                                                                2
   Withholding taxes on foreign dividends                                      2
   Due to brokers for futures                                                 90
   Unrealized losses on forward foreign currency contracts                     3
   Fund shares redeemed                                                       90
Accrued expenses                                                     +       232
                                                                     -----------
TOTAL LIABILITIES                                                         13,709

NET ASSETS
--------------------------------------------------------------------------------
TOTAL ASSETS                                                             158,379
TOTAL LIABILITIES                                                    -    13,709
                                                                     -----------
NET ASSETS                                                              $144,670

NET ASSETS BY SOURCE
Capital received from investors                                          129,060
Net investment income not yet distributed                                  1,185
Net realized capital gains                                                 5,786
Net unrealized capital gains                                               8,639

NET ASSET VALUE (NAV) BY SHARE CLASS
                                        SHARES
SHARE CLASS       NET ASSETS   /   OUTSTANDING   =      NAV
Investor Shares     $132,523             9,990       $13.27
Select Shares        $12,147               915       $13.27


                                                         See financial notes. 21

SCHWAB VIEWPOINTS FUND

Statement of
OPERATIONS

For November 1, 2005 through April 30, 2006; unaudited. All numbers x 1,000.

INVESTMENT INCOME
--------------------------------------------------------------------------------
Dividends (net of foreign witholding taxes of $3)                          $819
Interest                                                              +   1,678
                                                                      ----------
TOTAL INVESTMENT INCOME                                                   2,497

NET REALIZED GAINS AND LOSSES
--------------------------------------------------------------------------------
Net realized gains on investments                                         5,727
Net realized gains on short sales                                           272
Net realized gains on foreign currency transactions                           6
Net realized losses on option contracts                                     (11)
Net realized losses on futures contracts                                    (12)
Net realized gains on swap agreements                                 +       9
                                                                      ----------
NET REALIZED GAINS                                                        5,991

NET UNREALIZED GAINS AND LOSSES
--------------------------------------------------------------------------------
Net unrealized gains on investments                                       2,385
Net unrealized losses on short sales                                        (31)
Net unrealized gains on foreign currency transactions                        12
Net unrealized gains on option contracts                                     37
Net unrealized gains on futures contracts                                   177
Net unrealized gains on swap agreements                               +      47
                                                                      ----------
NET UNREALIZED GAINS                                                      2,627

EXPENSES
--------------------------------------------------------------------------------
Investment adviser and administrator fees                                   546
Transfer agent and shareholder service fees:
   Investor Shares                                                          199
   Select Shares                                                             13
Trustees' fees                                                                3
Custodian fees                                                                8
Portfolio accounting fees                                                    33
Professional fees                                                            26
Registration fees                                                            16
Shareholder reports                                                          16
Other expenses                                                        +       3
                                                                      ----------
Total expenses                                                              863
Expense reduction                                                     -      96
                                                                      ----------
NET EXPENSES                                                                767

INCREASE IN NET ASSETS FROM OPERATIONS
--------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                                   2,497
NET EXPENSES                                                          -     767
                                                                      ----------
NET INVESTMENT INCOME                                                     1,730
NET REALIZED GAINS                                                        5,991
NET UNREALIZED GAINS                                                  +   2,627
                                                                      ----------
INCREASE IN NET ASSETS FROM OPERATIONS                                  $10,348


22 See financial notes.

SCHWAB VIEWPOINTS FUND

Statements of
CHANGES IN NET ASSETS

For November 1, 2005 through April 30, 2006; unaudited. All numbers x 1,000. Figures for current period are unaudited.

OPERATIONS
-------------------------------------------------------------------------------------
                                                  11/1/05-4/30/06   11/1/04-10/31/05
Net investment income                                      $1,730             $1,588
Net realized gains                                          5,991             14,477
Net unrealized gains or losses                    +         2,627             (4,356)
                                                  -----------------------------------
INCREASE IN NET ASSETS FROM OPERATIONS                     10,348             11,709

DISTRIBUTIONS PAID
-------------------------------------------------------------------------------------
DIVIDENDS FROM NET INVESTMENT INCOME
Investor Shares                                             1,595                947
Select Shares                                     +           137                 21
                                                  -----------------------------------
TOTAL DIVIDENDS FROM NET INVESTMENT INCOME                  1,732                968

DISTRIBUTIONS FROM NET REALIZED GAINS
Investor Shares                                             3,736                 --
Select Shares                                     +           277                 --
                                                  -----------------------------------
TOTAL DISTRIBUTIONS FROM NET REALIZED GAINS                 4,013                 --

TOTAL DISTRIBUTIONS                                        $5,745               $968

TRANSACTIONS IN FUND SHARES
-------------------------------------------------------------------------------------
                                              11/1/05-4/30/06     11/1/04-10/31/05
                                             SHARES     VALUE     SHARES       VALUE
SHARES SOLD
Investor Shares                                 505      $6,604    1,399     $17,588
Select Shares                              +    275       3,590      679       8,627
                                           ------------------------------------------
TOTAL SHARES SOLD                               780     $10,194    2,078     $26,215

SHARES REINVESTED
Investor Shares                                 394      $5,033       71        $883
Select Shares                              +     30         387        2          20
                                           ------------------------------------------
TOTAL SHARES REINVESTED                         424      $5,420       73        $903

SHARES REDEEMED
Investor Shares                              (1,010)   ($13,183)  (2,354)   ($29,691)
Select Shares                              +   (104)     (1,356)    (105)     (1,307)
                                           ------------------------------------------
TOTAL SHARES REDEEMED                        (1,114)   ($14,539)  (2,459)   ($30,998)

NET TRANSACTIONS IN FUND SHARES                  90      $1,075     (308)    ($3,880)

SHARES OUTSTANDING AND NET ASSETS
-------------------------------------------------------------------------------------
                                               9/1/05-2/28/06       9/1/04-8/31/05
                                             SHARES  NET ASSETS   SHARES  NET ASSETS
Beginning of period                          10,815     138,992   11,123     132,131
Total increase or decrease                 +     90       5,678     (308)      6,861
                                           ------------------------------------------
END OF PERIOD                                10,905    $144,670   10,815    $138,992
                                           ------------------------------------------

NET INVESTMENT INCOME NOT YET DISTRIBUTED                $1,185               $1,187


                                                         See financial notes. 23

SCHWAB VIEWPOINTS FUND

FINANCIAL NOTES, UNAUDITED.

1. BUSINESS STRUCTURE OF THE FUNDS

Schwab Viewpoints Fund is a series of Schwab Capital Trust, a no-load, open-end management investment company. The company is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended. The list below shows all the funds in the trust including the fund in this report, which is highlighted:

SCHWAB CAPITAL TRUST (organized May 7, 1993)
  SCHWAB VIEWPOINTS FUND
  Laudus U.S. MarketMasters Fund
  Laudus Small-Cap MarketMasters Fund
  Laudus International MarketMasters Fund
  Schwab S&P 500 Index Fund
  Schwab Institutional Select S&P 500 Fund
  Schwab Small-Cap Index Fund
  Schwab Total Stock Market Index Fund
  Schwab International Index Fund
  Schwab MarketTrack All Equity Portfolio
  Schwab MarketTrack Growth Portfolio
  Schwab MarketTrack Balanced Portfolio
  Schwab MarketTrack Conservative Portfolio
  Schwab Premier Equity Fund
  Schwab Core Equity Fund
  Schwab Dividend Equity Fund
  Schwab Large-Cap Growth Fund
  Schwab Small-Cap Equity Fund
  Schwab Hedged Equity Fund
  Schwab Financial Services Fund
  Schwab Health Care Fund
  Schwab Technology Fund
  Schwab Target 2010 Fund
  Schwab Target 2020 Fund
  Schwab Target 2030 Fund
  Schwab Target 2040 Fund
  Schwab Retirement Income Fund

Schwab Viewpoints Fund offers two share classes: Investor Shares and Select Shares(R). Shares of each class represent interest in the same portfolio, but each class has different expenses and investment minimums.

Shares are bought and sold at net asset value, or NAV, which is the price for all outstanding shares. Each share has a par value of 1/1,000 of a cent, and the trustees may issue as many shares as necessary.

Prior to June 3, 2002, the fund invested in a mix of actively managed mutual funds. The transition to its multi-manager strategy began on June 3, 2002. Also, effective May 1, 2006, the Laudus Balanced MarketMasters Fund made adjustments to the Fund's strategy including renaming the Fund the Schwab Viewpoints Fund.

2. SIGNIFICANT ACCOUNTING POLICIES:

The following is a summary of the significant accounting policies the fund uses in its operations and in its preparation of financial statements:

(A) SECURITY VALUATION:

The fund values the securities in its portfolios every business day. The fund uses the following policies to value various types of securities:

- SECURITIES TRADED ON AN EXCHANGE OR OVER-THE-COUNTER: valued at the closing value for the day, or, on days when no closing value has been reported, halfway between the most recent bid and asked quotes. Securities

SCHWAB VIEWPOINTS FUND
   that are primarily traded on foreign exchanges are valued at the closing values of such securities on their respective exchanges with these values then translated into U.S. dollars at the current exchange rate.

- SECURITIES FOR WHICH NO QUOTED VALUE IS AVAILABLE OR WHEN A SIGNIFICANT EVENT HAS OCCURRED BETWEEN THE TIME OF THE SECURITY'S LAST CLOSE AND THE TIME THE FUND CALCULATES NET ASSET VALUE: valued at fair value, as determined in good faith by the fund's investment adviser using guidelines adopted by the fund's Board of Trustees and the Pricing Committee. Some of the more common reasons that may necessitate that a security be valued at fair value include: the security's trading has been halted or suspended; the security has been de-listed from a national exchange; the security's primary trading market is temporarily closed at a time when under normal conditions it would be open; or the security's primary pricing source is not able or willing to provide a price.

- BONDS AND NOTES: valued at halfway between the most recent bid and asked quotes or, if such quotes are unavailable, at prices for securities of comparable maturity, credit quality and type. Valuations for bonds and notes are provided by an independent bond-pricing service.

- FUTURES AND FORWARDS: open contracts are valued at their settlement prices as of the close of their exchanges (for futures) or at a market value based on that day's exchange rates (for forwards). When the fund closes out a futures or forwards position, it calculates the difference between the value of the position at the beginning and at the end, and records a realized gain or loss accordingly.

- SWAP AGREEMENTS: swaps may be valued based on a model that utilizes market data, including swap yield curves, to calculate prices. Swaps may also be valued based on dealer quotes.

- OPTIONS: open contracts are valued at their last quoted sale price or in the case of swaptions (options on swaps) at fair value, that varies with the specific terms of the underlying swap agreement.

- SHORT-TERM SECURITIES (60 DAYS OR LESS TO MATURITY): valued at amortized cost.

- MUTUAL FUNDS: valued at their respective net asset values as determined by those funds in accordance with the 1940 Act for a given day.

(B) PORTFOLIO INVESTMENTS:

DELAYED-DELIVERY: The fund may buy securities on a delayed-delivery basis. In these transactions, the fund agrees to buy a security for a stated price, with settlement generally occurring within two weeks. If the security's value falls before settlement occurs, the fund could end up paying more for the security than its market value at the time of settlement. The fund has set aside sufficient securities as collateral for those securities bought on a delayed-delivery basis.

SCHWAB VIEWPOINTS FUND

FUTURES CONTRACT: The fund may invest in futures contracts. Futures contracts involve certain risks because they can be very sensitive to market movements.

One risk is that the price of a futures contract may not move in perfect correlation with the price of the underlying securities. Another risk is that, at certain times, it may be impossible for the fund to close out a position in a futures contract, due to a difference in trading hours or to market conditions that may reduce the liquidity for a futures contract or its underlying securities. The potential for losses associated with futures contracts may exceed amounts recorded in the Statement of Assets and Liabilities.

Because futures carry inherent risks, the fund must give the broker a deposit of cash and/or securities (the "initial margin") whenever it enters into the futures contract. The amount of the deposit may vary from one contract to another, but it is generally a percentage of the contract amount.

Futures are traded publicly on exchanges, and their market value changes daily. The fund records the change in market value of futures, and also the change in the amount of margin deposit required ("variation margin").

FORWARD CURRENCY CONTRACT: The fund may invest in forward currency contracts in connection with the purchase and sale of portfolio securities to minimize the uncertainty of changes in future exchange rates. "Forwards" as they are known, are contracts to buy and sell a currency at a set price on a future date. Forwards are similar to futures except that they are not publicly traded, but are agreements directly between two parties.

As with futures, forwards involve certain risks that are not fully reflected in the fund's financials. If counter-parties to the contracts or if the value of the foreign currency changes unfavorably, the fund could sustain a loss.

SHORT SALE: The fund may sell securities short (sell securities it does not own). When it does so, the fund also places assets worth at least 100% of the value of the short securities into a segregated account, as collateral. If the market value of the short securities subsequently falls, the fund can realize a gain by closing the position.

However, if the value rises, the fund typically would have to add to its collateral or close out its short position at a loss. The potential for losses associated with short positions is much greater than the original value of the securities sold short and may exceed amounts recorded in the Statements of Assets and Liabilities.

REPURCHASE AGREEMENTS: The fund may enter into repurchase agreements. In a repurchase agreement, the fund buys a security from another party (usually a financial institution) with the agreement that it be sold back in the future. The date, price and other conditions are all specified when the agreement is created.

The fund's repurchase agreements will be fully collateralized by U.S. government securities. All collateral is held by the fund's custodian (or, with tri-party agreements, the agent's bank) and is monitored daily to ensure that is market value is at least equal to the repurchase price under the agreement.

SCHWAB VIEWPOINTS FUND

SWAP AGREEMENTS: The fund may enter into swap agreements. In interest swap, a fund and a counterparty agree to swap payments that are based on two different rates. The counterparty is typically a large financial institution, and the terms of the swap are specified in advance. For example, a fund may agree that for six months it will pay the counterparty the equivalent of the interest on a given amount invested in LIBOR (the London Interbank Offered Rate). In exchange, the counterparty might agree to pay a fund the equivalent of the same amount invested in a certain bond index during this same six month period.

Swap agreements carry certain risks. Because the net gains or losses stemming from a swap agreement depend on movements of one rate relative to another, a fund could experience unanticipated losses if one or both rates failed to behave as expected. A fund also could lose money if a counterparty failed to honor the terms of the swap agreement.

The Credit Swap or "Credit Default Swap" is a bilateral financial contract in which one counterparty (the Protection Buyer) pays a periodic fee, typically expressed in basis points on the notional amount, in return for a Contingent Payment by the Protection Seller following a Credit Event of a Reference Entity. The definitions of a Credit Event and the settlement mechanism used to determine the Contingent Payment are flexible and determined by negotiation between the counterparties at the inception of the transaction.

OPTIONS: The fund is authorized to write and purchase put and call options. The risk in writing a call option is that the fund gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that the fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in purchasing an option is that a fund pays a premium whether or not the option is exercised. The fund also has the additional risk of being unable to enter into a closing transaction at an acceptable price if a liquid secondary market does not exist.

TBA: The fund may enter into "TBA" (to be announced) purchase commitments to purchase securities for a fixed price at a future date, typically not exceeding 45 days. TBAs may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to settlement date. This risk is in addition to the risk of decline in the fund's other assets.

(C) SECURITY TRANSACTIONS:

Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved. Gains and losses from paydowns on mortgage and asset backed securities are recorded as adjustments to interest income.

If the fund sells securities short, it records the proceeds received as an asset and the obligation to buy back the securities as a liability. At the time a short sale is initiated, the asset and liability are of equal value and effectively cancel each other out. Subsequently, the fund values the liability side of the transaction according to the market price of the securities sold short, and values the asset side according to the value of the proceeds.

SCHWAB VIEWPOINTS FUND

When the fund closes out a short position (buys the security), it records the outcome as a realized gain or loss. Interest accrued on securities sold short is recorded as an expense on the fund's records.

Options purchased are recorded as assets and written options are recorded as liabilities to the extent of premiums paid or received. The fund will realize a gain or loss when the option transaction expires or closes. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of the premium received or paid.

Swap premiums paid are recorded as assets and premiums received are recorded as liabilities. The fund begins recording income on swaps based on the effective date and terms of the swap agreement. Interest is paid to or received from the counterparty periodically. Realized gains and losses are recognized on interest rate swaps at the termination or closing of the agreement. Credit Default swaps record gains or losses when a credit event occurs involving the underlying entity.

Assets and liabilities denominated in foreign currencies are reported in U.S. dollars. For assets and liabilities held on a given date, the dollar value is based on market exchange rates in effect on that date. Transactions involving foreign currencies, including purchases, sales, income receipts and expense payments, are calculated using exchange rates in effect on the transaction date.

For the period ended April 30, 2006, purchases and sales of securities (excluding short-term obligations and government securities) were as follows:

                                                   PURCHASES    SALES/MATURITIES
                                                    $129,942            $173,379

For the period ended April 30, 2006, the fund's long-term government security transactions were as follows:

                                                   PURCHASES    SALES/MATURITIES
                                                    $123,206            $132,515

For the period ended April 30, 2006, the fund's written options were as follows:

OPTIONS WRITTEN                         NUMBER OF CONTRACTS    PREMIUMS RECEIVED
 Beginning of Period                            230                   $23
 Options Written                                250                    24
 Options Closed                                  --                    --
 Options Expired                                 --                    --
 Options Exercised                               --                    --
                                        ----------------------------------------
 End of Period                                  480                   $47

SCHWAB VIEWPOINTS FUND

(d) INCOME, EXPENSES AND DISTRIBUTIONS:

Interest income is recorded as it accrues. If the fund buys a debt security at a discount (that is, for less than face value) or a premium (more than face value), it amortizes the discount or premium from the current date to maturity. The fund then increases (in the case of discounts) or reduces (in the case of premiums) the income it records from the security. If the security is callable (meaning that the issuer has the option to pay it off before its maturity date), then the fund amortizes the premium to the security's call date and price, rather than the maturity date and price. Dividends and distributions from portfolio securities are recorded on the date they are effective (the ex-dividend date), although the fund records certain foreign security dividends on the day it learns of the ex-dividend date.

Expenses that are specific to the fund are charged directly to that fund. Expenses that are common to all funds within a trust generally are allocated among the funds in proportion to their average daily net assets.

The net investment income, the realized and unrealized gains or losses, other than class specific expenses, are allocated daily to each class in proportion to its net assets.

The fund pays dividends from net investment income and makes distributions from net realized capital gains once a year.

The fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, the fund also keeps certain assets in segregated accounts, as may be required by securities law.

(e) EARLY REDEMPTION FEES:

The fund may impose a short-term redemption fee on any fund shares that are redeemed or exchanged by a shareholder within a specified number of days of the purchase date. For shares purchased after 4/29/05, the fund charges a redemption fee of 2.00% on shares held 30 days or less. Such amounts are net of the redemption fee proceeds on the Statement of Changes in Net Assets. The redemption fees charged during the current and prior fiscal years were:

                                              APRIL 30, 2006    OCTOBER 31, 2005
Investor Shares                                     $0*                $1
Select Shares                                       $0*                $0*

* Amount is not rounded to $1,000.

(f) BORROWING:

The fund may borrow money from banks and custodians. The fund may obtain temporary bank loans through the trusts to which it belongs, to use for meeting shareholder redemptions or for extraordinary or emergency purposes. The Schwab Funds have custodian overdraft facilities and line of credit arrangements of $150 million and $100 million with PNC Bank, N.A., and Bank of America, N.A., respectively. The fund pays interest on the amounts it borrows at rates that are negotiated periodically. There was no borrowing for the fund during the period.

SCHWAB VIEWPOINTS FUND

(g) ACCOUNTING ESTIMATES:

The accounting policies described in this report conform with accounting principles generally accepted in the United States of America. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It's possible that once the results are known, they may turn out to be different from these estimates.

(h) INDEMNIFICATION:

Under the fund's organizational documents, the officers and trustees are indemnified against certain liability arising out of the performance of their duties to the fund. In addition, in the normal course of business the fund enters into contracts with its vendors and others that provide general indemnifications. The fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the fund. However, based on experience, the fund expects the risk of loss to be remote.

3. AFFILIATES AND AFFILIATED TRANSACTIONS:

Charles Schwab Investment Management, Inc. (CSIM or the investment adviser), a wholly owned subsidiary of The Charles Schwab Corporation, serves as the fund's investment adviser and administrator pursuant to an Investment Advisory and Administration Agreement (Advisory Agreement) between it and the trust. Charles Schwab & Co., Inc. ("Schwab") is an affiliate of the investment adviser and is the trust's shareholder services agent and transfer agent.

For its advisory and administrative services to the fund, the investment adviser is entitled to receive an annual fee payable monthly based on the fund's average daily net assets described as follows:

AVERAGE DAILY NET ASSETS
   First $500 million                  0.775%
   Over $500 million                   0.75%
   Over $1 billion                     0.725%

For its transfer agent and shareholder services, Schwab is entitled to receive an annual fee payable monthly based on the fund's average daily net assets described as follows:

                                 TRANSFER AGENT FEES    SHAREHOLDER SERVICE FEES
Investor Shares                         0.05%                     0.20%
Select Shares                           0.05%                     0.15%

SCHWAB VIEWPOINTS FUND

Although these agreements specify certain fees for these services, CSIM and Schwab have made additional agreements with the fund to limit the total expenses charged, excluding interest, taxes and certain non-routine expenses through February 27, 2007, as follows:

Investor Shares         1.10%
Select Shares           0.95%

Pursuant to an exemptive order issued by the SEC, the fund may enter into interfund borrowing and lending transactions within the Schwab Funds. All loans are for temporary or emergency purposes only. The interest rate charged on the loan is the average of the overnight repurchase agreement rate and the short-term bank loan rate. The interfund lending facility is subject to the oversight and periodic review of the Board of Trustees of the Schwab Funds. There was no interfund borrowing or lending activity for the fund during the period.

Trustees may include people who are officers and/or directors of the investment adviser or Schwab. Federal securities law limits the percentage of such "interested persons" who may serve on a trust's board, and the trust was in compliance with these limitations throughout the report period. The trust did not pay any of these persons for their service as trustees, but it did pay non-interested persons (independent trustees), as noted in the fund's Statement of Operations.

4. FEDERAL INCOME TAXES:

The fund intends to meet federal income and excise tax requirements for regulated investment companies. Accordingly, the fund distributes substantially all of its net investment income and realized net capital gains (if any) to its respective shareholders each year. The net investment income and realized capital gains and losses may differ for financial statement and tax purposes primarily due to differing treatments of losses on wash sales. As long as the fund meets the tax requirements, it is not required to pay federal income tax.

As of October 31, 2005, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income                       $1,124
Undistributed long-term capital gains               $4,013
Unrealized appreciation/depreciation                $5,889

SCHWAB VIEWPOINTS FUND

The tax-basis components of distributions for the fiscal years ended October 31,2005 were:

From ordinary income                                $968
From long-term capital gains                          -
From return of capital                                -

The permanent book and tax basis differences may result in reclassifications between capital account and other accounts as required. The adjustments will have no impact on net assets or the results of operations. As of October 31, 2005, the fund made the following reclassifications:

Capital Shares                                   -
Undistributed net investment income             $55
Net realized capital gains and losses          ($55)

INVESTMENT SUB-ADVISORY AGREEMENT APPROVAL

Janus Capital Management LLC ("Janus") serves as investment sub-adviser to the Schwab Viewpoints Fund(TM) (formerly known as the Laudus Balanced MarketMasters Fund(TM)) (the "Fund") pursuant to a sub-advisory agreement between Charles Schwab Investment Management, Inc. ("CSIM"), the Fund's investment adviser and Janus (the "Current Sub-Advisory Agreement"). Janus delegates certain of its investment responsibilities to Perkins, Wolf, McDonnell and Company, LLC. Janus sub-advises the mid-cap portion of the Fund. The Fund's allocation to mid-cap securities is being eliminated consistent with recent adjustments to the Fund's strategy. Accordingly, on March 1, 2006, the Board of Trustees of Schwab Capital Trust (the "Trust") authorized the officers of the Trust, to terminate on behalf of the Fund, the Current Sub-Advisory Agreement, dated April 15, 2003, as amended, between CSIM and Janus, effective May 1, 2006.

At a meeting of the Board of Trustees of the Trust held on March 1, 2006, CSIM recommended, and the Board of Trustees, including a majority of trustees who are not parties to the investment sub-advisory agreement or "interested persons" (as defined in the 1940 Act) of any party to the agreement (the "Independent Trustees"), approved an amendment to an existing sub-advisory agreement between CSIM and Harris Associates L.P. ("Harris") (the "Amended Sub-Advisory Agreement"), to appoint Harris as sub-adviser to the Fund. Harris currently sub-advises the Laudus International MarketMasters Fund(TM) and the Laudus U.S. MarketMasters Fund(TM). As sub-adviser to the Fund, Harris will manage the international allocation of the Fund, which is a new allocation for the Fund. The Amended Sub-Advisory Agreement will become effective on May 1, 2006.

On March 1, 2006, the Board of Trustees held a meeting to decide, among other things, whether to approve the Amended Sub-Advisory Agreement between CSIM and Harris. Before the meeting and in preparation for it, the Board of Trustees requested and received written materials from Harris about its (a) quality of investment management and other services; (b) investment management personnel;
(c) operations and financial condition; (d) brokerage practices (including any soft dollar arrangements) and other investment strategies; (e) the level of the sub-advisory fees the Fund is charged, (f) Harris' compliance systems; (g) Harris' policies on and compliance procedures for personal securities transactions; (h) Harris' reputation, expertise and resources in international financial markets; (i) Harris' performance compared with similar advisers; and
(j) Harris' performance with respect to similar accounts managed by Harris. At the meeting, representatives from CSIM and Harris presented additional oral and written information to the Board of Trustees to help the trustees evaluate Harris' fees and other aspects of its agreement, including information about the Fund's overall fees and operating expenses. When considering the fees to be paid to Harris, the Board took into account the fact that Harris will be compensated by CSIM, and not by the Fund directly, and that such compensation reflects an arms-length negotiation between Harris and CSIM. The Board of Trustees then discussed the written materials that they received before the meeting and CSIM's and Harris' oral presentations and other information that the trustees received at the meeting, and deliberated on the approval of the Amended Sub-Advisory Agreement in light of this information. In their deliberations, the Board of Trustees did not identify any single piece of information that was all-important or controlling. Based on the Board of Trustees' deliberations and its evaluation of the information described above, the Board of Trustees, including all of the Independent Trustees, unanimously: (a) concluded that the terms of the Amended Sub-Advisory Agreement are fair and reasonable; and (b) concluded that Harris' fees are reasonable in light of the services that they provide to the Fund. The required Notice to Shareholders was sent to existing shareholders on May 1, 2006.

TRUSTEES AND OFFICERS

      A fund's Board of Trustees is responsible for protecting the interests of that fund's shareholders. The tables below give information about the people who serve as trustees and officers for the Schwab Funds(R), including the funds covered in this report. Trustees remain in office until they resign, retire or are removed by shareholder vote. 1

      Under the Investment Company Act of 1940, any officer, director, or employee of Schwab or CSIM is considered an "interested person," meaning that he or she is considered to have a business interest in Schwab or CSIM. These individuals are listed as "interested trustees." The "independent trustees" are individuals who, under the 1940 Act, are not considered to have a business interest in Schwab or CSIM.

      Each of the 57 Schwab Funds belongs to one of these trusts: The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust or Schwab Annuity Portfolios. Currently all these trusts have the same trustees and officers. The address for all trustees and officers is 101 Montgomery Street, San Francisco, CA 94104. You can find more information about the trustees and officers in the Statement of Additional Information, which is available free by calling 1-800-435-4000.

INDEPENDENT TRUSTEES

NAME AND
YEAR OF BIRTH         TRUSTEE SINCE         MAIN OCCUPATIONS AND OTHER DIRECTORSHIPS AND AFFILIATIONS
-----------------------------------------------------------------------------------------------------------------------------
MARIANN BYERWALTER    2000 (all trusts).    Chairman of JDN Corporate Advisory LLC. From 1996 to 2001, Vice President for
1960                                        Business Affairs and Chief Financial Officer of Stanford University, and in
                                            2001, Special Advisor to the President of Stanford University.

                                            Board 1--Trustee of the Laudus Trust, Laudus Variable Insurance Trust, The
                                            Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and
                                            Schwab Annuity Portfolios, each a registered investment company that is part of the mutual fund complex referred to as the "Schwab Mutual Fund Complex." 2
                                            Schwab and/or its affiliates act as the investment adviser to each portfolio in the Schwab Mutual Fund Complex. Board 2--Director, Redwood Trust, Inc.
                                            (mortgage finance). Board 3--Director, PMI Group, Inc. (mortgage insurance).

1 The Schwab Funds retirement policy requires that independent trustees elected after January 1, 2000 retire at age 72 or after twenty years of service as a trustee, whichever comes first. Independent trustees elected prior to January 1, 2000 will retire on the following schedule: Messrs. Holmes and Dorward will retire on December 31, 2007, and Messrs. Stephens and Wilsey will retire on December 31, 2010.

2 This includes 11 series of the Laudus Trust and the sole series of the Laudus
  Variable Insurance Trust.

INDEPENDENT TRUSTEES continued

NAME AND
YEAR OF BIRTH         TRUSTEE SINCE                MAIN OCCUPATIONS AND OTHER DIRECTORSHIPS AND AFFILIATIONS
------------------------------------------------------------------------------------------------------------------------------------
DONALD F. DORWARD     Family of Funds, 1989;       Chief Executive Officer, Dorward & Associates (corporate management, marketing
1931                  Investments, 1991;           and communications consulting). Until 1999: Executive Vice President, Managing
                      Capital Trust, 1993;         Director, Grey Advertising. Until 1996: President, Chief Executive Officer,
                      Annuity Portfolios, 1994.    Allen & Dorward Advertising.
------------------------------------------------------------------------------------------------------------------------------------
WILLIAM A. HASLER     2000 (all trusts).           Retired. Dean Emeritus, Haas School of Business, University of California,
1941                                               Berkeley. Until February 2004, Co-Chief Executive Officer, Aphton Corporation
                                                   (bio-pharmaceuticals).

                                                   Board 1--Trustee of the Laudus Trust, Laudus Variable Insurance Trust, The
                                                   Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and
                                                   Schwab Annuity Portfolios, each a registered investment company that is part of the mutual fund complex referred to as the "Schwab Mutual Fund Complex." 3
                                                   Schwab and/or its affiliates act as the investment adviser to each portfolio in the Schwab Mutual Fund Complex. Board 2--Director, Aphton Corp.
                                                   (bio-pharmaceuticals). Board 3--Director, Mission West Properties (commercial real estate). Board 4--Director, TOUSA (home building). Board 5--Director,
                                                   Stratex Networks (network equipment). Board 6--Director, Genitope Corp.
                                                   (bio-pharmaceuticals). Board 7--Director & Non-Executive Chairman, Solectron
                                                   Corp. (manufacturing). Board 8--Director, Ditech Communications Corp. (voice communications technology).
------------------------------------------------------------------------------------------------------------------------------------
ROBERT G. HOLMES      Family of Funds, 1989;       Chairman, Chief Executive Officer, Director, Semloh Financial, Inc.
1931                  Investments, 1991;           (international financial services and investment advisory firm).
                      Capital Trust, 1993;
                      Annuity Portfolios,1994.
------------------------------------------------------------------------------------------------------------------------------------
GERALD B. SMITH       2000 (all trusts).           Chairman and Chief Executive Officer and founder of Smith Graham & Co.
1950                                               (investment advisors).

                                                   Board 1--Board of Cooper Industries (electrical products, tools and hardware).
                                                   Board 2--Chairman of the audit committee of Northern Border Partners, M.L.P.
                                                   (energy).
------------------------------------------------------------------------------------------------------------------------------------
DONALD R. STEPHENS    Family of Funds, 1989;       Managing Partner, D.R. Stephens & Co. (investments). Until 1996: Chairman, Chief
1938                  Investments, 1991;           Executive Officer, North American Trust (real estate investment trust).
                      Capital Trust, 1993;
                      Annuity Portfolios, 1994.
------------------------------------------------------------------------------------------------------------------------------------
MICHAEL W. WILSEY     Family of Funds, 1989;       Chairman, Chief Executive Officer, Wilsey Bennett, Inc. (real estate investment
1943                  Investments, 1991;           and management, and other investments).
                      Capital Trust, 1993;
                      Annuity Portfolios, 1994.

3 This includes 11 series of the Laudus Trust and the sole series of the Laudus
  Variable Insurance Trust.

INTERESTED TRUSTEES

NAME AND               TRUST POSITION(s);
YEAR OF BIRTH          TRUSTEE SINCE                MAIN OCCUPATIONS AND OTHER DIRECTORSHIPS AND AFFILIATIONS
------------------------------------------------------------------------------------------------------------------------------------
CHARLES R. SCHWAB 4    Chairman, Trustee:           Chairman, Chief Executive Officer and Director, The Charles Schwab Corporation,
1937                   Family of Funds, 1989;       Charles Schwab & Co., Inc.; Chairman and Director, Charles Schwab Investment
                       Investments, 1991;           Management, Inc., Charles Schwab Bank, N.A.; Chairman and Chief Executive
                       Capital Trust, 1993;         Officer, Schwab (SIS) Holdings Inc. I, Schwab International Holdings, Inc.;
                       Annuity Portfolios, 1994.    Chief Executive Officer and Director, Schwab Holdings, Inc.; Director, U.S.
                                                    Trust Company, N.A., U.S. Trust Corporation, United States Trust Company of New
                                                    York. Until 5/03: Co-Chief Executive Officer, The Charles Schwab Corporation.
------------------------------------------------------------------------------------------------------------------------------------
RANDALL W. MERK 4      Trustee, 2005                Executive Vice President and President, Schwab Financial Products, Charles
1954                   (all trusts).                Schwab & Co., Inc.; Director, Charles Schwab Worldwide Funds, PLC and Charles
                                                    Schwab Asset Management (Ireland) Limited. From 9/02 to 7/04: President and
                                                    Chief Executive Officer, Charles Schwab Investment Management, Inc. and
                                                    Executive Vice President, Charles Schwab & Co., Inc. Prior to 9/02: President
                                                    and Chief Investment Officer, American Century Investment Management; Director,
                                                    American Century Companies, Inc.

OFFICERS OF THE TRUST

NAME AND
YEAR OF BIRTH          TRUST OFFICE(s) HELD         MAIN OCCUPATIONS AND OTHER DIRECTORSHIPS AND AFFILIATIONS
------------------------------------------------------------------------------------------------------------------------------------
EVELYN DILSAVER        President, Chief             President, Chief Executive Officer and Director, Charles Schwab Investment
1955                   Executive Officer            Management, Inc.; Executive Vice President, Charles Schwab & Co., Inc.;
                       (all trusts).                President and Chief Executive Officer, Laudus Trust and Laudus Variable
                                                    Insurance Trust; President, Excelsior Funds, Inc., Excelsior Tax-Exempt Funds,
                                                    Inc., and Excelsior Funds Trust; President, Mutual Fund Division, UST Advisers,
                                                    Inc. Until 7/04: Senior Vice President, Asset Management Products & Services.
                                                    Until 6/03: Executive Vice President, Chief Financial Officer, Chief
                                                    Administrative Officer, U.S. Trust.

------------------------------------------------------------------------------------------------------------------------------------
STEPHEN B. WARD        Senior Vice President,       Senior Vice President, Chief Investment Officer, Director, Charles Schwab
1955                   Chief Investment             Investment Management, Inc.; Chief Investment Officer, The Charles Schwab Trust
                       Officer (all trusts).        Co.

4 In addition to their positions with the investment adviser and the distributor, Messrs. Schwab and Merk also own stock of the Charles Schwab Corporation.

OFFICERS OF THE TRUST continued

NAME AND
YEAR OF BIRTH         TRUST OFFICE(S) HELD         MAIN OCCUPATIONS AND OTHER DIRECTORSHIPS AND AFFILIATIONS
------------------------------------------------------------------------------------------------------------------------------------
KIMON DAIFOTIS        Senior Vice President,       Senior Vice President and Chief Investment Officer, Fixed Income, Charles Schwab
1959                  Chief Investment             Investment Management, Inc. Until 6/04: Vice President and Senior Portfolio
                      Officer (all trusts).        Manager, Charles Schwab Investment Management, Inc.
------------------------------------------------------------------------------------------------------------------------------------
JEFFREY MORTIMER      Senior Vice President,       Senior Vice President, Chief Investment Officer, Equities, Charles Schwab
1963                  Chief Investment             Investment Management, Inc.; Vice President, Chief Investment Officer, Laudus
                      Officer (all trusts).        Trust and Laudus Variable Insurance Trust. Until 5/04: Vice President and Senior
                                                   Portfolio Manager, Charles Schwab Investment Management, Inc.
------------------------------------------------------------------------------------------------------------------------------------
RANDALL FILLMORE      Chief Compliance             Senior Vice President and Chief Compliance Officer, Charles Schwab Investment
1960                  Officer (all trusts).        Management, Inc.; Senior Vice President, Charles Schwab & Co., Inc.; Chief
                                                   Compliance Officer, Laudus Trust and Laudus Variable Insurance Trust. Until
                                                   9/03: Vice President, Charles Schwab & Co., Inc. and Charles Schwab Investment
                                                   Management, Inc. Until 2002: Vice President, Internal Audit, Charles Schwab &
                                                   Co., Inc.
------------------------------------------------------------------------------------------------------------------------------------
KOJI E. FELTON        Secretary (all trusts).      Senior Vice President, Chief Counsel and Corporate Secretary, Charles Schwab
1961                                               Investment Management, Inc.; Senior Vice President and Deputy General Counsel,
                                                   Charles Schwab & Co., Inc. Prior to 6/98: Branch Chief in Enforcement at U.S.
                                                   Securities and Exchange Commission in San Francisco.
------------------------------------------------------------------------------------------------------------------------------------
GEORGE PEREIRA        Treasurer, Principal         Senior Vice President and Chief Financial Officer, Charles Schwab Investment
1964                  Financial Officer            Management, Inc.; Chief Financial Officer, Mutual Fund Division, UST Advisers,
                      (all trusts).                Inc.; Chief Financial Officer, Laudus Trust and Laudus Variable Insurance Trust;
                                                   Treasurer, Chief Financial Officer and Chief Accounting Officer, Excelsior
                                                   Funds, Inc., Excelsior Tax-Exempt Funds, Inc., and Excelsior Funds Trust;
                                                   Director, Charles Schwab Worldwide Funds, PLC and Charles Schwab Asset
                                                   Management (Ireland) Limited. From 12/99 to 11/04: Senior Vice President,
                                                   Financial Reporting, Charles Schwab & Co., Inc.

GLOSSARY

ASSET ALLOCATION The practice of dividing a portfolio among different asset classes, with each asset class assigned a particular percentage.

ASSET CLASS A group of securities with similar structure and basic characteristics. Stocks, bonds and cash are the three main examples of asset classes.

BETA A historical measure of an investment's volatility relative to a market index (usually the S&P 500(R)). The index is defined as having a beta of 1.00. Investments with a beta higher than 1.00 have been more volatile than the index; those with a beta of less than 1.00 have been less volatile.

BOND A security representing a loan from the investor to the issuer. A bond typically pays interest at a fixed rate (the "coupon rate") until a specified date (the "maturity date"), at which time the issuer returns the money borrowed ("principal" or "face value") to the bondholder. Because of their structure, bonds are sometimes called "fixed income securities" or "debt securities."

An individual bond is subject to the credit risk of the issuer. Changes in interest rates can affect a bond's market value prior to call or maturity. There is no guarantee that a bond's yield to call or maturity will provide a positive return over the rate of inflation.

BOND FUND A bond fund is subject to the same credit, interest rate, and inflation risks as bonds. In addition, a bond fund incurs ongoing fees and expenses. A bond fund's net asset value will fluctuate with the price of the underlying bonds and the portfolio turnover activity; return of principal is not guaranteed.

CAP, CAPITALIZATION See "market cap."

CAPITAL GAIN, CAPITAL LOSS The difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the gain or loss is still "on paper" and is considered unrealized.

EARNINGS GROWTH RATE For a mutual fund, the average yearly rate at which the earnings of the companies in the fund's portfolio have grown, measured over the past five years.

EARNINGS PER SHARE (EPS) A company's earnings, or net income, for the past 12 months, divided by the number of shares outstanding.

EXPENSE RATIO The amount that is taken from a mutual fund's assets each year to cover the fund's operating expenses. An expense ratio of 0.50% means that a fund's expenses amount to half of one percent of its average net assets a year.

MARKET CAP, MARKET CAPITALIZATION The value of a company as determined by the total value of all shares of its stock outstanding.

MEDIAN MARKET CAP The midpoint of the range of market caps of the stocks held by a fund. There are different ways of calculating median market cap. With a simple median, half of the stocks in the fund's portfolio would be larger than the median, and half would be smaller. With a weighted median (the type that is calculated for these funds), half of the fund's assets are invested in stocks that are larger than the median market cap, and half in stocks that are smaller.

NET ASSET VALUE (NAV) The value of one share of a mutual fund. NAV is calculated by taking the fund's total assets, subtracting liabilities, and dividing by the number of shares outstanding.

OUTSTANDING SHARES, SHARES OUTSTANDING When speaking of a company or mutual fund, indicates all shares currently held by investors.

PRICE-TO-BOOK RATIO (P/B) The market price of a company's stock compared with its "book value." A mutual fund's P/B is the weighted average of the P/B of all stocks in the fund's portfolio.

PRICE-TO-EARNINGS RATIO (P/E) The market price of a company's stock compared with earnings over the past year. A mutual fund's P/E is the weighted average of the P/E of all stocks in the fund's portfolio.

RETURN ON EQUITY (ROE) The average yearly rate of return for each dollar of investors' money, measured over the past five years.

STOCK A share of ownership, or equity, in the issuing company.

TOTAL RETURN The percentage that an investor would have earned or lost on an investment in the fund assuming dividends and distributions were reinvested.

WEIGHTED AVERAGE For mutual funds, an average that gives the same weight to each security as the security represents in the fund's portfolio.

YIELD The income paid out by an investment, expressed as a percentage of the investment's market value.

The industry/sector classification of the funds' portfolio holdings uses the Global Industry Classification Standard (GICS) which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's. GICS is a service mark of MSCI and S&P and has been licensed for use by Charles Schwab & Co., Inc.

NOTES

Schwab Funds(R) offers you a complete family of mutual funds, each one based on a clearly defined investment approach and using disciplined management strategies. The list at right shows all currently available Schwab Funds.

Whether you're an experienced investor or just starting out, Schwab Funds can help you achieve your financial goals. An investor should consider a fund's investment objectives, risks, and charges and expenses carefully before investing or sending money. This and other important information can be found in the fund's prospectus. Please call 1-800-435-4000 for a prospectus and brochure for any Schwab Fund. Please read the prospectus carefully before you invest. This report must be preceded or accompanied by a current prospectus.

METHODS FOR PLACING ORDERS
The following information outlines how Schwab investors can place orders. If you are investing through a third-party investment provider, methods for placing orders may be different.

INTERNET 1
www.schwab.com

SCHWAB BY PHONE(TM) 2
Use our automated voice service or speak to a representative. Call 1-800-435-4000, day or night (for TDD service, call 1-800-345-2550).

TELEBROKER(R)
Use our automated touch-tone phone service at 1-800-272-4922.

MAIL
Write to Schwab Funds at:
P.O. Box 3812
Englewood, CO 80155-3812

When selling or exchanging shares, be sure to include the signatures of at least one of the persons whose name is on the account.

PROXY VOTING POLICIES, PROCEDURES AND RESULTS
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting Schwab's website at www.schwab.com/schwabfunds, the SEC's website at http://www.sec.gov, or by contacting Schwab Funds at 1-800-435-4000.

Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting Schwab's website at www.schwab.com/schwabfunds or the SEC's website at http://www.sec.gov.

1 Shares of Sweep Investments(TM) may not be purchased directly over the Internet.

2 Orders placed in person or through a telephone representative may be subject to a service fee payable to Schwab.


THE SCHWAB FUNDS FAMILY(R)

STOCK FUNDS
Schwab Premier Equity Fund(R)
Schwab Core Equity Fund(TM)
Schwab Dividend Equity Fund(TM)
Schwab Large-Cap Growth Fund(TM)
Schwab Small-Cap Equity Fund(TM)
Schwab Hedged Equity Fund(TM)
Schwab Financial Services Fund(TM)
Schwab Health Care Fund(TM)
Schwab Technology Fund(TM)
Schwab Institutional Select(R) S&P 500 Fund
Schwab S&P 500 Index Fund
Schwab 1000 Index(R) Fund
Schwab Small-Cap Index Fund(R)
Schwab Total Stock Market Index Fund(R)
Schwab International Index Fund(R)

ASSET ALLOCATION FUNDS
Schwab Viewpoints Fund(TM)
Schwab MarketTrack All Equity Portfolio(TM)
Schwab MarketTrack Growth Portfolio(TM)
Schwab MarketTrack Balanced Portfolio(TM)
Schwab MarketTrack Conservative Portfolio(TM)
Schwab Target 2010 Fund
Schwab Target 2020 Fund
Schwab Target 2030 Fund
Schwab Target 2040 Fund
Schwab Retirement Income Fund

BOND FUNDS
Schwab YieldPlus Fund(R)
Schwab Short-Term Bond Market Fund(TM)
Schwab Total Bond Market Fund(TM)
Schwab GNMA Fund(TM)
Schwab Inflation Protected Fund(TM)
Schwab Tax-Free YieldPlus Fund(TM)
Schwab Short/Intermediate Tax-Free Bond Fund(TM)
Schwab Long-Term Tax-Free Bond Fund(TM)
Schwab California Tax-Free YieldPlus Fund(TM)
Schwab California Short/Intermediate Tax-Free Bond Fund(TM)
Schwab California Long-Term Tax-Free Bond Fund(TM)

SCHWAB MONEY FUNDS
Schwab offers an array of money market funds that seek high current income consistent with safety and liquidity. 3 Choose from taxable or tax-advantaged alternatives. Many can be linked to your eligible Schwab account to "sweep" cash balances automatically, subject to availability, when you're between investments. Or, for your larger cash reserves, choose one of our Value Advantage Investments(R).

3 Investments in money market funds are neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency and, although they seek to preserve the value of your investment at $1 per share, it is possible to lose money.

[CHARLES SCHWAB LOGO]


INVESTMENT ADVISER
Charles Schwab Investment Management, Inc.
101 Montgomery Street, San Francisco, CA  94104

FUNDS
Schwab Funds(R)
P.O. Box 3812, Englewood, CO  80155-3812

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

(C) 2006 Charles Schwab & Co., Inc. All rights reserved.
Member SIPC

Printed on recycled paper.

MFR34721

ITEM 2: CODE OF ETHICS.

Not applicable to this semi-annual report.

ITEM 3: AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to this semi-annual report.

ITEM 4: PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to this semi-annual report.

ITEM 5: AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6: SCHEDULE OF INVESTMENTS.

Except as noted below, the schedules of investments are included as part of the report to shareholders filed under Item 1 of this Form. The schedules of investments for the Schwab S&P 500 Index Fund, Schwab Institutional Select S&P 500 Fund, Schwab Small-Cap Index Fund, Schwab Total Stock Market Index Fund, and Schwab International Index Fund are filed under this Item.

SCHWAB S&P 500 INDEX FUND

PORTFOLIO HOLDINGS as of April 30, 2006, (Unaudited)

This section shows all the securities in the fund's portfolio and their value as of the report date. The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at http://www.sec.gov and may be viewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund's most recent Form N-Q is also available by visiting Schwab's website at www.schwab.com/schwabfunds.

                                                     COST                VALUE
HOLDINGS BY CATEGORY                              ($ X 1,000)        ($ X 1,000)
--------------------------------------------------------------------------------
 99.9%  COMMON STOCK                                6,011,602          7,970,969

   --%  U.S. TREASURY
        OBLIGATION                                      1,730              1,730

--------------------------------------------------------------------------------
 99.9%  TOTAL INVESTMENTS                           6,013,332          7,972,699

  1.9%  COLLATERAL INVESTED
        FOR SECURITIES ON
        LOAN                                          153,343            153,343

(1.8)%  OTHER ASSETS AND
        LIABILITIES, NET                                               (143,597)
--------------------------------------------------------------------------------
100.0%  NET ASSETS                                                    7,982,445

                                                    NUMBER OF           VALUE
SECURITY                                             SHARES          ($ X 1,000)
COMMON STOCK 99.9% OF NET ASSETS

AUTOMOBILES & COMPONENTS 0.5%
--------------------------------------------------------------------------------
Cooper Tire & Rubber Co. (a)                           21,718                276
Ford Motor Co. (a)                                  1,297,636              9,018
General Motors Corp. (a)                              381,025              8,718
Goodyear Tire & Rubber Co. (a)*                       119,496              1,673
Harley-Davidson, Inc. (a)                             175,045              8,899
Johnson Controls, Inc.                                124,684             10,168
                                                                      ----------
                                                                          38,752
BANKS 5.9%
--------------------------------------------------------------------------------
AmSouth Bancorp                                       242,277              7,011
BB&T Corp.                                            358,716             15,403
Comerica, Inc.                                        118,808              6,757
Compass Bancshares, Inc.                               83,451              4,586
Countrywide Financial Corp.                           394,215             16,029
Fannie Mae                                            650,131             32,897
Fifth Third Bancorp                                   360,225             14,560
First Horizon National Corp.                           73,806              3,131
Freddie Mac                                           466,556             28,488
Golden West Financial Corp.                           173,383             12,461
Huntington Bancshares, Inc.                           153,126              3,698
KeyCorp                                               285,855             10,925
M&T Bank Corp.                                         53,955              6,442
Marshall & Ilsley Corp.                               131,783              6,025
MGIC Investment Corp.                                  50,120              3,543
National City Corp.                                   380,423             14,038
North Fork Bancorp, Inc.                              311,678              9,391
PNC Financial Services Group,
   Inc.                                               205,761             14,706
Regions Financial Corp.                               308,124             11,250
Sovereign Bancorp, Inc.                               222,174              4,926
SunTrust Banks, Inc.                                  248,036             19,181
Synovus Financial Corp.                               215,576              6,036
U.S. Bancorp                                        1,209,633             38,031
Wachovia Corp.                                      1,103,145             66,023
Washington Mutual, Inc.                               663,899             29,915
Wells Fargo & Co.                                   1,122,198             77,084
Zions Bancorp                                          64,162              5,327
                                                                      ----------
                                                                         467,864
CAPITAL GOODS 9.0%
--------------------------------------------------------------------------------
3M Co.                                                509,761             43,549
American Power Conversion
   Corp.                                              108,048              2,403
American Standard Cos., Inc.                          106,517              4,637
Caterpillar, Inc.                                     452,962             34,307
Cooper Industries Ltd., Class A                        66,011              6,037
Cummins, Inc. (a)                                      30,977              3,237
Danaher Corp.                                         164,319             10,535
Deere & Co.                                           159,952             14,041
Dover Corp.                                           140,023              6,966
Eaton Corp.                                            97,595              7,481
Emerson Electric Co.                                  282,119             23,966
Fluor Corp.                                            52,999              4,924
General Dynamics Corp.                                276,872             18,168
General Electric Co.                                6,991,906            241,850
Goodrich Corp.                                         82,118              3,654
Honeywell International, Inc.                         560,820             23,835
Illinois Tool Works, Inc.                             141,385             14,520
Ingersoll-Rand Co., Class A                           221,110              9,674
ITT Industries, Inc.                                  124,260              6,987
L-3 Communications Holdings,
   Inc.                                                78,495              6,413
Lockheed Martin Corp.                                 246,052             18,675
Masco Corp.                                           281,081              8,966


                                                          See financial notes. 1

SCHWAB S&P 500 INDEX FUND

PORTFOLIO HOLDINGS continued

                                                    NUMBER OF           VALUE
SECURITY                                             SHARES          ($ X 1,000)
Navistar International Corp. *                         41,655              1,099
Northrop Grumman Corp.                                244,621             16,365
PACCAR, Inc.                                          105,898              7,617
Pall Corp.                                             72,422              2,186
Parker Hannifin Corp.                                  85,404              6,922
Raytheon Co.                                          308,039             13,637
Rockwell Automation, Inc.                             122,977              8,911
Rockwell Collins, Inc.                                119,224              6,820
Textron, Inc.                                          94,713              8,519
The Boeing Co.                                        547,990             45,730
Tyco International Ltd.                             1,353,715             35,670
United Technologies Corp.                             695,634             43,693
W.W. Grainger, Inc.                                    51,199              3,938
                                                                     -----------
                                                                         715,932
COMMERCIAL SERVICES & SUPPLIES 0.7%
--------------------------------------------------------------------------------
Allied Waste Industries, Inc. *                       104,886              1,485
Avery Dennison Corp.                                   69,457              4,341
Cendant Corp.                                         680,715             11,865
Cintas Corp.                                           82,791              3,476
Equifax, Inc.                                          93,120              3,589
Monster Worldwide, Inc. *                              85,426              4,903
Pitney Bowes, Inc.                                    139,254              5,828
R.R. Donnelley & Sons Co.                             148,447              5,001
Robert Half International, Inc.                       114,273              4,830
Waste Management, Inc.                                381,065             14,275
                                                                     -----------
                                                                          59,593
CONSUMER DURABLES & APPAREL 1.2%
--------------------------------------------------------------------------------
Black & Decker Corp.                                   52,250              4,891
Brunswick Corp.                                        56,303              2,208
Centex Corp.                                           73,429              4,083
Coach, Inc. *                                         262,616              8,672
D.R. Horton, Inc.                                     166,456              4,997
Eastman Kodak Co. (a)                                 172,361              4,647
Fortune Brands, Inc.                                   93,149              7,480
Harman International Industries,
   Inc.                                                45,000              3,960
Hasbro, Inc.                                          133,295              2,627
Jones Apparel Group, Inc.                              69,784              2,397
KB Home                                                46,275              2,849
Leggett & Platt, Inc.                                 121,203              3,216
Lennar Corp., Class A                                  80,382              4,415
Liz Claiborne, Inc.                                    63,619              2,484
Mattel, Inc.                                          246,667              3,991
Newell Rubbermaid, Inc.                               198,018              5,430
Nike, Inc., Class B                                   134,671             11,021
Pulte Homes, Inc.                                     132,986              4,967
Snap-On, Inc.                                          36,954              1,534
The Stanley Works                                      37,174              1,942
VF Corp.                                               48,807              2,986
Whirlpool Corp.                                        51,991              4,666
                                                                     -----------
                                                                          95,463
CONSUMER SERVICES 1.6%
--------------------------------------------------------------------------------
Apollo Group, Inc., Class A (a)*                       88,210              4,820
Carnival Corp.                                        280,407             13,129
Darden Restaurants, Inc.                               97,930              3,878
H&R Block, Inc.                                       204,694              4,673
Harrah's Entertainment, Inc. (a)                      120,904              9,871
Hilton Hotels Corp. (a)                               222,514              5,994
International Game Technology                         233,369              8,852
Marriott International, Inc.,
   Class A                                            100,867              7,370
McDonald's Corp.                                      832,601             28,783
Starbucks Corp. *                                     502,310             18,721
Starwood Hotels & Resorts
   Worldwide, Inc.                                    136,873              7,854
Wendy's International, Inc.                            66,758              4,124
YUM! Brands, Inc.                                     176,933              9,144
                                                                     -----------
                                                                         127,213
DIVERSIFIED FINANCIALS 10.3%
--------------------------------------------------------------------------------
American Express Co.                                  847,084             45,582
Ameriprise Financial, Inc.                            168,361              8,256
Bank of America Corp.                               3,119,832            155,742
Capital One Financial Corp.                           202,989             17,587
CIT Group, Inc.                                       139,438              7,531
Citigroup, Inc.                                     3,360,943            167,879
E*TRADE Financial Corp. *                             266,098              6,621
Federated Investors, Inc., Class B                     64,011              2,247
Franklin Resources, Inc.                              105,536              9,827
Janus Capital Group, Inc. (a)                         150,851              2,936
JPMorgan Chase & Co.                                2,350,716            106,675
Legg Mason, Inc.                                       83,000              9,834
Lehman Brothers Holdings, Inc.                        183,753             27,774
Mellon Financial Corp.                                296,891             11,172
Merrill Lynch & Co., Inc.                             627,690             47,868
Moody's Corp.                                         171,591             10,640
Morgan Stanley                                        734,548             47,231
Northern Trust Corp.                                  131,834              7,764
SLM Corp.                                             272,462             14,408
State Street Corp.                                    226,428             14,790
T. Rowe Price Group, Inc.                              86,713              7,300
The Bank of New York Co., Inc.                        529,630             18,616
The Bear Stearns Cos., Inc.                            81,123             11,561


2 See financial notes.

SCHWAB S&P 500 INDEX FUND

PORTFOLIO HOLDINGS continued

                                                    NUMBER OF           VALUE
SECURITY                                             SHARES          ($ X 1,000)
The Charles Schwab Corp. (b)                          696,696             12,471
The Goldman Sachs Group, Inc.                         292,860             46,943
                                                                      ----------
                                                                         819,255
ENERGY 9.8%
--------------------------------------------------------------------------------
Amerada Hess Corp. *                                   53,534              7,670
Anadarko Petroleum Corp.                              154,785             16,225
Apache Corp.                                          215,949             15,341
Baker Hughes, Inc. (a)                                222,441             17,980
BJ Services Co.                                       201,875              7,681
Chesapeake Energy Corp.                               250,000              7,920
ChevronTexaco Corp.                                 1,492,846             91,093
ConocoPhillips                                      1,102,104             73,731
Devon Energy Corp.                                    305,573             18,368
El Paso Corp.                                         412,734              5,328
EOG Resources, Inc.                                   157,307             11,048
Exxon Mobil Corp.                                   4,108,071            259,137
Halliburton Co.                                       348,560             27,240
Hugoton Royalty Trust                                  14,005                387
Kerr-McGee Corp.                                       77,746              7,764
Kinder Morgan, Inc.                                    63,146              5,558
Marathon Oil Corp.                                    243,661             19,337
Murphy Oil Corp.                                       98,027              4,919
Nabors Industries Ltd. *                              205,296              7,664
National-Oilwell Varco, Inc. *                        115,505              7,966
Noble Corp.                                            88,591              6,993
Occidental Petroleum Corp.                            276,172             28,374
Rowan Cos., Inc.                                       64,341              2,852
Schlumberger Ltd.                                     793,759             54,881
Sunoco, Inc.                                           89,911              7,286
Transocean, Inc. *                                    212,788             17,251
Valero Energy Corp.                                   411,385             26,633
Weatherford International, Ltd. *                     192,131             10,169
Williams Cos., Inc.                                   369,702              8,108
XTO Energy, Inc.                                      234,987              9,952
                                                                      ----------
                                                                         784,856
FOOD & STAPLES RETAILING 2.3%
--------------------------------------------------------------------------------
Albertson's, Inc.                                     249,009              6,307
Costco Wholesale Corp.                                319,471             17,389
CVS Corp.                                             536,061             15,932
Kroger Co.                                            491,246              9,953
Safeway, Inc.                                         310,221              7,796
Supervalu, Inc.                                        91,951              2,667
Sysco Corp.                                           409,295             12,234
Wal-Mart Stores, Inc.                               1,669,193             75,164
Walgreen Co.                                          670,499             28,114
Whole Foods Market, Inc.                               90,000              5,524
                                                                      ----------
                                                                         181,080
FOOD, BEVERAGE & TOBACCO 4.6%
--------------------------------------------------------------------------------
Altria Group, Inc.                                  1,395,989            102,130
Anheuser-Busch Cos., Inc.                             519,408             23,155
Archer-Daniels-Midland Co.                            458,919             16,677
Brown-Forman Corp., Class B                            56,149              4,183
Campbell Soup Co.                                     117,013              3,761
Coca-Cola Enterprises, Inc.                           204,867              4,001
ConAgra Foods, Inc.                                   354,055              8,030
Constellation Brands, Inc., Class
   A *                                                121,205              2,994
Dean Foods Co. *                                       91,000              3,604
General Mills, Inc.                                   245,563             12,116
H.J. Heinz Co.                                        216,951              9,006
Kellogg Co.                                           169,737              7,860
McCormick & Co., Inc.                                  89,539              3,119
Molson Coors Brewing Co., Class
   B                                                   29,275              2,162
PepsiCo, Inc.                                       1,112,831             64,811
Reynolds American, Inc. (a)                            60,289              6,611
Sara Lee Corp.                                        527,530              9,427
The Coca-Cola Co.                                   1,404,447             58,931
The Hershey Co.                                       114,692              6,118
The Pepsi Bottling Group, Inc.                        102,711              3,297
Tyson Foods, Inc., Class A                            138,602              2,024
UST, Inc.                                             110,441              4,852
Wm. Wrigley Jr. Co.                                   131,938              6,210
Wm. Wrigley Jr. Co., Class B                           28,896              1,361
                                                                      ----------
                                                                         366,440
HEALTH CARE EQUIPMENT & SERVICES 4.4%
--------------------------------------------------------------------------------
Aetna, Inc.                                           393,272             15,141
AmerisourceBergen Corp.                               148,482              6,407
Bausch & Lomb, Inc. (a)                                36,304              1,777
Baxter International, Inc.                            440,511             16,607
Becton Dickinson & Co.                                176,494             11,126
Biomet, Inc. (a)                                      157,424              5,853
Boston Scientific Corp. *                             780,423             18,137
C.R. Bard, Inc.                                        71,312              5,310
Cardinal Health, Inc.                                 292,880             19,725
Caremark Rx, Inc.                                     311,159             14,173
CIGNA Corp.                                            86,270              9,231
Coventry Health Care, Inc. *                          108,247              5,377
Express Scripts, Inc. *                                99,727              7,793
HCA, Inc.                                             262,330             11,514


                                                          See financial notes. 3

SCHWAB S&P 500 INDEX FUND

PORTFOLIO HOLDINGS continued

                                                    NUMBER OF           VALUE
SECURITY                                             SHARES          ($ X 1,000)
Health Management Associates,
   Inc., Class A                                      151,602              3,140
Hospira, Inc. *                                        97,268              3,750
Humana, Inc. *                                        101,489              4,585
IMS Health, Inc.                                      157,783              4,289
Laboratory Corp. of America
   Holdings *                                          87,744              5,010
Manor Care, Inc.                                       45,374              1,990
McKesson Corp.                                        218,166             10,601
Medco Health Solutions, Inc. *                        214,738             11,430
Medtronic, Inc.                                       803,396             40,266
Patterson Cos., Inc. *                                 77,344              2,520
Quest Diagnostics                                     109,842              6,121
St. Jude Medical, Inc. *                              232,659              9,185
Stryker Corp.                                         187,442              8,201
Tenet Healthcare Corp. *                              254,877              2,121
UnitedHealth Group, Inc.                              911,008             45,313
WellPoint, Inc. *                                     451,649             32,067
Zimmer Holdings, Inc. *                               163,269             10,270
                                                                      ----------
                                                                         349,030
HOUSEHOLD & PERSONAL PRODUCTS 2.3%
--------------------------------------------------------------------------------
Alberto-Culver Co., Class B                            49,940              2,246
Avon Products, Inc.                                   284,920              9,291
Clorox Co.                                            100,412              6,445
Colgate-Palmolive Co.                                 337,557             19,956
Kimberly-Clark Corp.                                  300,911             17,612
Procter & Gamble Co.                                2,216,343            129,013
The Estee Lauder Cos., Inc.,
   Class A                                             20,000                743
                                                                      ----------
                                                                         185,306
INSURANCE 4.8%
--------------------------------------------------------------------------------
ACE Ltd.                                              209,995             11,663
AFLAC, Inc.                                           339,468             16,138
AMBAC Financial Group, Inc.                            66,584              5,484
American International Group, Inc.                  1,752,527            114,352
AON Corp.                                             226,315              9,485
Cincinnati Financial Corp.                            116,886              4,984
Genworth Financial, Inc., Class A                     261,438              8,680
Lincoln National Corp.                                198,911             11,553
Loews Corp.                                            96,429             10,236
Marsh & McLennan Cos., Inc.                           357,084             10,952
MBIA, Inc.                                             83,124              4,957
Metlife, Inc.                                         519,311             27,056
Principal Financial Group, Inc.                       200,012             10,263
Prudential Financial, Inc.                            341,981             26,719
SAFECO Corp.                                           90,932              4,719
The Allstate Corp.                                    445,082             25,143
The Chubb Corp.                                       279,460             14,403
The Hartford Financial Services
   Group, Inc.                                        209,117             19,224
The Progressive Corp.                                 132,818             14,415
The St. Paul Travelers Cos., Inc.                     475,052             20,916
Torchmark Corp.                                        74,561              4,482
UnumProvident Corp.                                   201,638              4,095
XL Capital Ltd., Class A                              110,199              7,261
                                                                      ----------
                                                                         387,180
MATERIALS 3.1%
--------------------------------------------------------------------------------
Air Products & Chemicals, Inc.                        149,254             10,227
Alcoa, Inc.                                           574,837             19,418
Allegheny Technologies, Inc.                           51,955              3,603
Ashland, Inc.                                          42,227              2,779
Ball Corp.                                             60,522              2,420
Bemis Co.                                              60,050              1,889
E.I. du Pont de Nemours & Co.                         608,678             26,843
Eastman Chemical Co.                                   46,991              2,554
Ecolab, Inc.                                          123,095              4,653
Engelhard Corp.                                        73,505              2,823
Freeport-McMoran Copper &
   Gold, Inc., Class B                                123,272              7,961
Hercules, Inc. *                                       77,522              1,102
International Flavors &
   Fragrances, Inc.                                    41,167              1,454
International Paper Co.                               337,103             12,254
Louisiana-Pacific Corp.                                61,194              1,688
MeadWestvaco Corp.                                    127,210              3,627
Monsanto Co.                                          180,938             15,090
Newmont Mining Corp. (a)                              290,012             16,925
Nucor Corp.                                           110,602             12,036
Pactiv Corp. *                                        106,495              2,592
Phelps Dodge Corp.                                    131,977             11,375
PPG Industries, Inc.                                  121,111              8,129
Praxair, Inc.                                         209,380             11,753
Rohm & Haas Co.                                       104,742              5,300
Sealed Air Corp.                                       56,155              3,024
Sigma-Aldrich Corp.                                    39,413              2,704
Temple-Inland, Inc.                                    80,959              3,760
The Dow Chemical Co.                                  639,793             25,982
Tronox, Inc., Class B                                  15,676                271
United States Steel Corp. (a)                          71,248              4,880
Vulcan Materials Co.                                   70,330              5,975
Weyerhaeuser Co.                                      168,233             11,855
                                                                      ----------
                                                                         246,946


4 See financial notes.

SCHWAB S&P 500 INDEX FUND

PORTFOLIO HOLDINGS continued

                                                    NUMBER OF           VALUE
SECURITY                                             SHARES          ($ X 1,000)
MEDIA 3.3%
--------------------------------------------------------------------------------
CBS Corp., Class B                                    545,811             13,902
Clear Channel Communications,
   Inc.                                               328,600              9,375
Comcast Corp., Class A *                            1,421,332             43,990
Dow Jones & Co., Inc. (a)                              28,392              1,050
Gannett Co., Inc.                                     157,039              8,637
Interpublic Group of Cos., Inc. *                     260,619              2,497
Knight-Ridder, Inc.                                    44,941              2,786
McGraw-Hill Cos., Inc.                                258,411             14,383
Meredith Corp.                                         17,454                866
New York Times Co., Class A (a)                        82,087              2,035
News Corp., Inc., Class A                           1,584,411             27,189
Omnicom Group, Inc.                                   118,591             10,674
The E.W. Scripps Co., Class A                          39,225              1,807
The Walt Disney Co.                                 1,317,076             36,825
Time Warner, Inc.                                   3,041,929             52,930
Tribune Co.                                           163,026              4,700
Univision Communications, Inc.,
   Class A *                                          143,435              5,119
Viacom, Inc., Class B *                               521,767             20,782
                                                                       ---------
                                                                         259,547
PHARMACEUTICALS & BIOTECHNOLOGY 7.8%
--------------------------------------------------------------------------------
Abbott Laboratories                                 1,033,479             44,171
Allergan, Inc.                                        101,861             10,463
Amgen, Inc. *                                         780,718             52,855
Applied Biosystems Group -
   Applera Corp.                                      137,942              3,978
Barr Pharmaceuticals, Inc. *                           71,037              4,301
Biogen Idec, Inc. *                                   228,461             10,246
Bristol-Myers Squibb Co. (a)                        1,317,503             33,438
Eli Lilly & Co.                                       758,998             40,166
Fisher Scientific International,
   Inc. *                                              77,676              5,480
Forest Laboratories, Inc. *                           209,623              8,465
Genzyme Corp. *                                       177,284             10,843
Gilead Sciences, Inc. *                               319,672             18,381
Johnson & Johnson                                   1,998,995            117,161
King Pharmaceuticals, Inc. *                          172,292              2,996
MedImmune, Inc. *                                     161,959              5,097
Merck & Co., Inc.                                   1,493,427             51,404
Millipore Corp. *                                      35,208              2,598
Mylan Laboratories, Inc.                              147,598              3,224
PerkinElmer, Inc.                                      90,580              1,942
Pfizer, Inc.                                        4,958,607            125,602
Schering-Plough Corp.                                 998,926             19,299
Thermo Electron Corp. *                               100,447              3,871
Waters Corp. *                                         60,968              2,763
Watson Pharmaceuticals, Inc. *                         76,811              2,184
Wyeth                                                 909,882             44,284
                                                                      ----------
                                                                         625,212
REAL ESTATE 0.9%
--------------------------------------------------------------------------------
Apartment Investment &
   Management Co., Class A                             65,201              2,914
Archstone-Smith Trust (a)                             140,730              6,879
Boston Properties, Inc.                                60,000              5,296
Equity Office Properties Trust                        249,408              8,056
Equity Residential (a)                                196,092              8,799
Host Hotels & Resorts, Inc.                            83,794              1,761
Kimco Realty Corp.                                    135,000              5,013
Plum Creek Timber Co., Inc.                           124,450              4,517
ProLogis                                              164,406              8,256
Public Storage, Inc.                                   55,825              4,292
Simon Property Group, Inc.                            123,510             10,113
Vornado Realty Trust                                   73,127              6,994
                                                                      ----------
                                                                          72,890
RETAILING 3.8%
--------------------------------------------------------------------------------
Amazon.com, Inc. *                                    199,088              7,010
AutoNation, Inc. *                                     79,866              1,798
AutoZone, Inc. *                                       34,407              3,221
Bed, Bath & Beyond, Inc. *                            189,665              7,274
Best Buy Co., Inc.                                    274,558             15,556
Big Lots, Inc. *                                       47,209                682
Circuit City Stores, Inc.                             111,708              3,212
Dillards, Inc., Class A                                44,511              1,161
Dollar General Corp.                                  188,982              3,300
eBay, Inc. *                                          767,706             26,417
Family Dollar Stores, Inc.                             99,292              2,482
Federated Department Stores,
   Inc.                                               179,645             13,985
Genuine Parts Co.                                     124,939              5,453
Home Depot, Inc.                                    1,420,313             56,713
J.C. Penney Co., Inc.                                 161,184             10,551
Kohl's Corp. *                                        226,051             12,623
Limited Brands, Inc.                                  226,687              5,812
Lowe's Cos., Inc.                                     518,810             32,711
Nordstrom, Inc.                                       148,282              5,684
Office Depot, Inc. *                                  213,183              8,651
OfficeMax, Inc.                                        26,567              1,028
RadioShack Corp.                                       79,867              1,358


                                                          See financial notes. 5

SCHWAB S&P 500 INDEX FUND

PORTFOLIO HOLDINGS continued

                                                    NUMBER OF           VALUE
SECURITY                                             SHARES          ($ X 1,000)
Sears Holdings Corp. *                                  66,575             9,566
Staples, Inc.                                          491,997            12,994
Target Corp.                                           590,539            31,358
The Gap, Inc.                                          400,674             7,248
The Sherwin-Williams Co.                                67,751             3,451
The TJX Cos., Inc.                                     292,939             7,069
Tiffany & Co. (a)                                       90,308             3,151
                                                                      ----------
                                                                         301,519
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 3.0%
--------------------------------------------------------------------------------
Advanced Micro Devices, Inc. (a)*                      326,871            10,574
Altera Corp. *                                         242,594             5,298
Analog Devices, Inc.                                   260,222             9,868
Applied Materials, Inc.                              1,105,349            19,841
Applied Micro Circuits Corp. *                          76,560               281
Broadcom Corp., Class A *                              302,301            12,428
Freescale Semiconductor, Inc.,
   Class B *                                           287,273             9,098
Intel Corp.                                          3,925,166            78,425
KLA-Tencor Corp.                                       135,912             6,546
Linear Technology Corp.                                206,403             7,327
LSI Logic Corp. *                                      273,938             2,917
Maxim Integrated Products, Inc.                        203,642             7,180
Micron Technology, Inc. *                              451,713             7,666
National Semiconductor Corp.                           244,730             7,337
Novellus Systems, Inc. *                                95,774             2,366
Nvidia Corp. *                                         238,400             6,966
PMC - Sierra, Inc. *                                    96,604             1,201
Teradyne, Inc. *                                       114,183             1,925
Texas Instruments, Inc.                              1,099,290            38,156
Xilinx, Inc.                                           232,782             6,441
                                                                      ----------
                                                                         241,841
SOFTWARE & SERVICES 5.3%
--------------------------------------------------------------------------------
Adobe Systems, Inc. *                                  366,422            14,364
Affiliated Computer Services, Inc.,
   Class A *                                            79,350             4,425
Autodesk, Inc. *                                       163,146             6,859
Automatic Data Processing, Inc.                        378,360            16,678
BMC Software, Inc. *                                   160,701             3,462
CA, Inc.                                               311,295             7,894
Citrix Systems, Inc. *                                 120,545             4,812
Computer Sciences Corp. *                              131,753             7,714
Compuware Corp. *                                      182,117             1,399
Convergys Corp. *                                       69,206             1,347
Electronic Arts, Inc. *                                205,119            11,651
Electronic Data Systems Corp.                          367,588             9,954
First Data Corp.                                       506,862            24,172
Fiserv, Inc. *                                         134,097             6,045
Google, Inc., Class A *                                134,770            56,326
Intuit, Inc. *                                         130,338             7,060
Microsoft Corp.                                      5,969,102           144,154
Novell, Inc. *                                         262,946             2,161
Oracle Corp. *                                       2,534,033            36,972
Parametric Technology Corp. *                           76,791             1,147
Paychex, Inc.                                          210,830             8,515
Sabre Holdings Corp., Class A                           89,022             2,056
Symantec Corp. *                                       741,934            12,153
Unisys Corp. *                                         242,292             1,512
VeriSign, Inc. *                                       120,000             2,822
Yahoo! Inc. (a)*                                       834,691            27,361
                                                                      ----------
                                                                         423,015
TECHNOLOGY HARDWARE & EQUIPMENT 7.1%
--------------------------------------------------------------------------------
ADC Telecommunications, Inc. *                          59,641             1,335
Agilent Technologies, Inc. *                           284,767            10,941
Andrew Corp. *                                          90,642               959
Apple Computer, Inc. *                                 577,402            40,643
Avaya, Inc. *                                          306,955             3,684
Ciena Corp. *                                          335,767             1,373
Cisco Systems, Inc. *                                4,149,898            86,940
Comverse Technology, Inc. *                            122,392             2,772
Corning, Inc. *                                      1,031,229            28,493
Dell, Inc. *                                         1,567,194            41,061
EMC Corp. *                                          1,604,757            21,680
Gateway, Inc. *                                         69,080               152
Hewlett-Packard Co.                                  1,928,058            62,604
International Business Machines
   Corp.                                             1,057,647            87,087
Jabil Circuit, Inc.                                    110,485             4,308
JDS Uniphase Corp. *                                 1,021,517             3,565
Lexmark International, Inc.,
   Class A *                                            73,116             3,561
Lucent Technologies, Inc. (a)*                       3,017,549             8,419
Molex, Inc.                                            109,048             4,048
Motorola, Inc.                                       1,714,050            36,595
NCR Corp. *                                            133,324             5,253
Network Appliance, Inc. *                              247,863             9,188
QLogic Corp. *                                         122,672             2,553
Qualcomm, Inc.                                       1,122,308            57,619
SanDisk Corp. *                                        100,000             6,383
Sanmina -- SCI Corp. *                                 257,202             1,335
Solectron Corp. *                                      696,536             2,786
Sun Microsystems, Inc. *                             2,221,752            11,109
Symbol Technologies, Inc.                              109,217             1,163
Tektronix, Inc.                                         40,651             1,436


6 See financial notes.

SCHWAB S&P 500 INDEX FUND

PORTFOLIO HOLDINGS continued

                                                    NUMBER OF           VALUE
SECURITY                                             SHARES          ($ X 1,000)
Tellabs, Inc. *                                       331,057              5,247
Xerox Corp. *                                         668,546              9,386
                                                                      ----------
                                                                         563,678
TELECOMMUNICATION SERVICES 3.2%
--------------------------------------------------------------------------------
Alltel Corp.                                          264,006             16,994
AT&T Corp.                                          2,605,995             68,303
BellSouth Corp.                                     1,207,575             40,792
CenturyTel, Inc.                                       92,317              3,480
Citizens Communications Co.                           239,863              3,185
Qwest Communications
   International, Inc. *                            1,100,723              7,386
Sprint Corp. (FON Group)                            2,018,827             50,067
Verizon Communications, Inc.                        1,995,021             65,896
                                                                      ----------
                                                                         256,103
TRANSPORTATION 1.9%
--------------------------------------------------------------------------------
Burlington Northern Santa Fe
   Corp.                                              248,119             19,733
CSX Corp.                                             153,663             10,524
FedEx Corp.                                           207,849             23,930
Norfolk Southern Corp.                                287,404             15,520
Ryder Systems, Inc.                                    35,093              1,830
Southwest Airlines Co.                                453,001              7,348
Union Pacific Corp.                                   178,513             16,282
United Parcel Service, Inc.,
   Class B                                            737,390             59,780
                                                                      ----------
                                                                         154,947
UTILITIES 3.1%
--------------------------------------------------------------------------------
Allegheny Energy, Inc. *                              116,825              4,163
Ameren Corp.                                          130,730              6,585
American Electric Power Co., Inc.                     256,335              8,577
CenterPoint Energy, Inc.                              174,137              2,093
CMS Energy Corp. *                                    117,771              1,569
Consolidated Edison, Inc.                             157,169              6,777
Constellation Energy Group, Inc.                      120,491              6,617
Dominion Resources, Inc. (a)                          227,658             17,045
DTE Energy Co.                                        110,514              4,507
Duke Energy Corp.                                     819,369             23,860
Dynegy, Inc., Class A *                               201,320              1,001
Edison International                                  228,667              9,240
Entergy Corp.                                         134,873              9,433
Exelon Corp.                                          450,509             24,328
FirstEnergy Corp.                                     231,963             11,763
FPL Group, Inc.                                       270,050             10,694
KeySpan Corp.                                         115,830              4,677
Nicor, Inc. (a)                                        21,182                839
NiSource, Inc. (a)                                    163,456              3,451
Peoples Energy Corp. (a)                               15,854                576
PG&E Corp.                                            233,156              9,289
Pinnacle West Capital Corp.                            51,945              2,083
PPL Corp.                                             236,742              6,875
Progress Energy, Inc.                                 159,892              6,843
Public Service Enterprise Group,
   Inc.                                               167,387             10,495
Sempra Energy                                         170,617              7,852
TECO Energy, Inc.                                     115,104              1,839
The AES Corp. *                                       450,910              7,652
The Southern Co.                                      490,509             15,809
TXU Corp.                                             324,146             16,087
Xcel Energy, Inc.                                     248,854              4,688
                                                                      ----------
                                                                         247,307

SECURITY                                           FACE AMOUNT          VALUE
         RATE, MATURITY DATE                       ($ X 1,000)       ($ X 1,000)
U.S. TREASURY OBLIGATIONS 0.0% of net assets

U.S. Treasury Bills
   4.65%, 06/15/06                                      1,740              1,730

END OF INVESTMENTS.

COLLATERAL INVESTED FOR SECURITIES ON LOAN 1.9% of net assets

State Street Navigator Security
   Lending Prime Portfolio                            153,343            153,343

END OF COLLATERAL INVESTED FOR SECURITIES ON LOAN.

At 04/30/06 the tax basis cost of the fund's investments was $6,079,685 and the unrealized appreciation and depreciation were $2,572,898 and ($679,884), respectively, with a net unrealized appreciation of $1,893,014.


                                                          See financial notes. 7

SCHWAB S&P 500 INDEX FUND

PORTFOLIO HOLDINGS continued

*   Non-income producing security
(a) All or a portion of this security is on loan
(b) Issuer is affiliated with the fund's adviser


8 See financial notes.

SCHWAB INSTITUTIONAL SELECT S&P 500 FUND

PORTFOLIO HOLDINGS as of April 30, 2006, (Unaudited)

This section shows all the securities in the fund's portfolio and their value as of the report date. The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at http://www.sec.gov and may be viewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund's most recent Form N-Q is also available by visiting Schwab's website at www.schwab.com/schwabfunds.

                                                     COST               VALUE
HOLDINGS BY CATEGORY                              ($ X 1,000)        ($ X 1,000)
--------------------------------------------------------------------------------
 97.6%  COMMON STOCK                                1,450,531          1,587,548

  2.1%  SHORT-TERM                                     33,759             33,759
        INVESTMENTS

  0.1%  U.S. TREASURY                                   1,385              1,385
        OBLIGATIONS

   --%  WARRANTS                                           --                  5
--------------------------------------------------------------------------------
 99.8%  TOTAL INVESTMENTS                           1,485,675          1,622,697

  3.2%  COLLATERAL INVESTED
        FOR SECURITIES ON
        LOAN                                           52,289             52,289

(3.0)%  OTHER ASSETS AND
        LIABILITIES, NET                                                (48,078)
--------------------------------------------------------------------------------
100.0%  TOTAL NET ASSETS                                               1,626,908

                                                    NUMBER OF           VALUE
SECURITY                                             SHARES          ($ X 1,000)
COMMON STOCK 97.6% OF NET ASSETS

AUTOMOBILES & COMPONENTS 0.5%
--------------------------------------------------------------------------------
Cooper Tire & Rubber Co. (a)                            5,514                 70
Ford Motor Co. (a)                                    262,218              1,822
General Motors Corp.                                   73,417              1,680
Goodyear Tire & Rubber Co. (a)*                        24,037                336
Harley-Davidson, Inc. (a)                              36,616              1,862
Johnson Controls, Inc.                                 24,988              2,038
                                                                     -----------
                                                                           7,808
BANKS 5.7%
--------------------------------------------------------------------------------
AmSouth Bancorp                                        46,382              1,342
BB&T Corp.                                             71,569              3,073
Comerica, Inc.                                         23,371              1,329
Compass Bancshares, Inc.                               16,204                891
Countrywide Financial Corp.                            76,686              3,118
Fannie Mae                                            128,564              6,505
Fifth Third Bancorp                                    70,205              2,838
First Horizon National Corp.                           14,867                631
Freddie Mac                                            91,230              5,570
Golden West Financial Corp.                            34,149              2,454
Huntington Bancshares, Inc.                            30,083                726
KeyCorp                                                56,726              2,168
M&T Bank Corp.                                         11,830              1,412
Marshall & Ilsley Corp.                                26,793              1,225
MGIC Investment Corp.                                  12,080                854
National City Corp.                                    74,216              2,739
North Fork Bancorp, Inc.                               61,809              1,862
PNC Financial Services Group,
   Inc.                                                40,478              2,893
Regions Financial Corp. (a)                            60,441              2,207
Sovereign Bancorp, Inc.                                45,863              1,017
SunTrust Banks, Inc.                                   48,049              3,716
Synovus Financial Corp.                                41,277              1,156
U.S. Bancorp                                          240,721              7,568
Wachovia Corp.                                        216,884             12,981
Washington Mutual, Inc.                               129,263              5,825
Wells Fargo & Co.                                     223,507             15,353
Zions Bancorp                                          13,802              1,146
                                                                     -----------
                                                                          92,599
CAPITAL GOODS 8.7%
--------------------------------------------------------------------------------
3M Co.                                                100,918              8,621
American Power Conversion
   Corp.                                               21,855                486
American Standard Cos., Inc.                           23,749              1,034
Caterpillar, Inc.                                      89,674              6,792
Cooper Industries Ltd., Class A                        13,427              1,228
Cummins, Inc. (a)                                       6,195                647
Danaher Corp.                                          34,026              2,181
Deere & Co.                                            31,053              2,726
Dover Corp.                                            26,852              1,336
Eaton Corp.                                            18,981              1,455
Emerson Electric Co.                                   56,098              4,765
Fluor Corp.                                            11,606              1,078
General Dynamics Corp.                                 53,406              3,504
General Electric Co. (b)                            1,389,157             48,051
Goodrich Corp.                                         16,496                734
Honeywell International, Inc.                         111,296              4,730
Illinois Tool Works, Inc.                              28,878              2,966
Ingersoll-Rand Co., Class A                            44,492              1,946
ITT Industries, Inc.                                   24,570              1,382


                                                          See financial notes. 1

SCHWAB INSTITUTIONAL SELECT S&P 500 FUND

PORTFOLIO HOLDINGS continued

                                                        NUMBER OF       VALUE
SECURITY                                                 SHARES      ($ X 1,000)
L-3 Communications Holdings,
   Inc.                                                    15,740          1,286
Lockheed Martin Corp.                                      50,073          3,800
Masco Corp.                                                55,646          1,775
Navistar International Corp. *                              7,685            203
Northrop Grumman Corp.                                     47,845          3,201
PACCAR, Inc.                                               21,935          1,578
Pall Corp.                                                 15,176            458
Parker Hannifin Corp.                                      17,234          1,397
Raytheon Co.                                               61,756          2,734
Rockwell Automation, Inc.                                  23,690          1,717
Rockwell Collins, Inc.                                     23,370          1,337
Textron, Inc.                                              18,763          1,688
The Boeing Co.                                            108,755          9,076
Tyco International Ltd.                                   267,472          7,048
United Technologies Corp.                                 135,183          8,491
W.W. Grainger, Inc.                                         9,869            759
                                                                     -----------
                                                                         142,210
COMMERCIAL SERVICES & SUPPLIES 0.7%
--------------------------------------------------------------------------------
Allied Waste Industries, Inc. *                            23,223            329
Avery Dennison Corp.                                       14,625            914
Cendant Corp.                                             134,762          2,349
Cintas Corp. (a)                                           16,260            683
Equifax, Inc.                                              17,140            660
Monster Worldwide, Inc. *                                  16,147            927
Pitney Bowes, Inc.                                         29,072          1,217
R.R. Donnelley & Sons Co.                                  30,471          1,026
Robert Half International, Inc.                            22,786            963
Waste Management, Inc.                                     76,432          2,863
                                                                     -----------
                                                                          11,931
CONSUMER DURABLES & APPAREL 1.2%
--------------------------------------------------------------------------------
Black & Decker Corp.                                       10,344            968
Brunswick Corp.                                            11,755            461
Centex Corp.                                               16,226            902
Coach, Inc. *                                              51,127          1,688
D.R. Horton, Inc.                                          34,215          1,027
Eastman Kodak Co. (a)                                      38,304          1,033
Fortune Brands, Inc.                                       18,131          1,456
Harman International Industries,
   Inc.                                                     9,688            852
Hasbro, Inc.                                               23,858            470
Jones Apparel Group, Inc.                                  14,086            484
KB Home                                                     9,235            569
Leggett & Platt, Inc.                                      22,603            600
Lennar Corp., Class A                                      17,215            946
Liz Claiborne, Inc.                                        13,154            514
Mattel, Inc.                                               50,857            823
Newell Rubbermaid, Inc.                                    40,636          1,114
Nike, Inc., Class B                                        26,936          2,204
Pulte Homes, Inc.                                          27,338          1,021
Snap-On, Inc.                                               6,796            282
The Stanley Works                                           6,944            363
VF Corp.                                                   11,802            722
Whirlpool Corp.                                             9,774            877
                                                                     -----------
                                                                          19,376
CONSUMER SERVICES 1.6%
--------------------------------------------------------------------------------
Apollo Group, Inc., Class A (a)*                           18,344          1,002
Carnival Corp.                                             55,145          2,582
Darden Restaurants, Inc.                                   17,226            682
H&R Block, Inc.                                            41,808            955
Harrah's Entertainment, Inc. (a)                           23,044          1,881
Hilton Hotels Corp. (a)                                    44,052          1,187
International Game Technology                              47,764          1,812
Marriott International, Inc., Class
   A                                                       21,685          1,585
McDonald's Corp.                                          167,651          5,796
Starbucks Corp. *                                          98,283          3,663
Starwood Hotels & Resorts
   Worldwide, Inc.                                         27,289          1,566
Wendy's International, Inc.                                14,251            880
YUM! Brands, Inc.                                          36,870          1,905
                                                                     -----------
                                                                          25,496
DIVERSIFIED FINANCIALS 10.0%
--------------------------------------------------------------------------------
American Express Co.                                      167,007          8,987
Ameriprise Financial, Inc.                                 32,639          1,601
Bank of America Corp.                                     619,453         30,923
Capital One Financial Corp.                                41,360          3,583
CIT Group, Inc.                                            26,395          1,426
Citigroup, Inc. (b)                                       670,119         33,472
E*TRADE Financial Corp. *                                  59,552          1,482
Federated Investors, Inc., Class B                         10,981            385
Franklin Resources, Inc.                                   21,867          2,036
Janus Capital Group, Inc. (a)                              30,621            596
JPMorgan Chase & Co.                                      467,242         21,203
Legg Mason, Inc.                                           16,500          1,955
Lehman Brothers Holdings, Inc.                             36,063          5,451
Mellon Financial Corp.                                     58,102          2,186
Merrill Lynch & Co., Inc. (a)                             123,751          9,437
Moody's Corp.                                              34,360          2,131
Morgan Stanley                                            144,865          9,315
Northern Trust Corp.                                       25,330          1,492
SLM Corp.                                                  56,169          2,970


2 See financial notes.

SCHWAB INSTITUTIONAL SELECT S&P 500 FUND

PORTFOLIO HOLDINGS continued

                                                        NUMBER OF       VALUE
SECURITY                                                 SHARES      ($ X 1,000)
State Street Corp.                                         46,091          3,011
T. Rowe Price Group, Inc.                                  17,837          1,502
The Bank of New York Co., Inc.
   (b)                                                    103,103          3,624
The Bear Stearns Cos., Inc.                                16,625          2,369
The Charles Schwab Corp. (c)                              138,053          2,471
The Goldman Sachs Group, Inc.                              58,280          9,342
                                                                     -----------
                                                                         162,950
ENERGY 9.7%
--------------------------------------------------------------------------------
Amerada Hess Corp. *                                       10,719          1,536
Anadarko Petroleum Corp.                                   32,167          3,372
Apache Corp.                                               42,089          2,990
Baker Hughes, Inc. (a)                                     44,411          3,590
BJ Services Co.                                            43,047          1,638
Chesapeake Energy Corp.                                    49,941          1,582
ChevronTexaco Corp.                                       295,180         18,012
ConocoPhillips                                            219,278         14,670
Devon Energy Corp.                                         61,184          3,678
El Paso Corp.                                              84,041          1,085
EOG Resources, Inc.                                        30,824          2,165
Exxon Mobil Corp. (b)                                     818,509         51,632
Halliburton Co.                                            68,059          5,319
Hugoton Royalty Trust                                       2,718             75
Kerr-McGee Corp.                                           15,504          1,548
Kinder Morgan, Inc.                                        12,257          1,079
Marathon Oil Corp.                                         48,919          3,882
Murphy Oil Corp.                                           20,789          1,043
Nabors Industries Ltd. *                                   41,322          1,543
National-Oilwell Varco, Inc. *                             21,812          1,504
Noble Corp. (a)                                            17,171          1,355
Occidental Petroleum Corp.                                 57,122          5,869
Rowan Cos., Inc.                                           14,405            639
Schlumberger Ltd.                                         157,960         10,921
Sunoco, Inc.                                               17,800          1,442
Transocean, Inc. *                                         41,868          3,394
Valero Energy Corp.                                        83,120          5,381
Weatherford International, Ltd. *                          43,559          2,306
Williams Cos., Inc.                                        74,215          1,627
XTO Energy, Inc.                                           45,606          1,931
                                                                     -----------
                                                                         156,808
FOOD & STAPLES RETAILING 2.2%
--------------------------------------------------------------------------------
Albertson's, Inc.                                          49,297          1,249
Costco Wholesale Corp.                                     62,728          3,414
CVS Corp.                                                 104,605          3,109
Kroger Co.                                                 98,403          1,994
Safeway, Inc.                                              58,212          1,463
Supervalu, Inc.                                            17,943            520
Sysco Corp.                                                79,720          2,383
Wal-Mart Stores, Inc. (b)                                 331,003         14,905
Walgreen Co.                                              130,754          5,482
Whole Foods Market, Inc.                                   16,929          1,039
                                                                     -----------
                                                                          35,558
FOOD, BEVERAGE & TOBACCO 4.5%
--------------------------------------------------------------------------------
Altria Group, Inc. (b)                                    277,037         20,268
Anheuser-Busch Cos., Inc.                                 100,540          4,482
Archer-Daniels-Midland Co.                                 89,923          3,268
Brown-Forman Corp., Class B                                11,018            821
Campbell Soup Co.                                          22,750            731
Coca-Cola Enterprises, Inc.                                42,048            821
ConAgra Foods, Inc.                                        67,891          1,540
Constellation Brands, Inc., Class
   A *                                                     23,280            575
Dean Foods Co. *                                           14,525            575
General Mills, Inc.                                        48,459          2,391
H.J. Heinz Co.                                             44,781          1,859
Kellogg Co.                                                33,603          1,556
McCormick & Co., Inc.                                      16,408            571
Molson Coors Brewing Co., Class
   B                                                        6,958            514
PepsiCo, Inc.                                             221,457         12,898
Reynolds American, Inc. (a)                                12,366          1,356
Sara Lee Corp.                                            107,011          1,912
The Coca-Cola Co.                                         278,685         11,694
The Hershey Co.                                            23,932          1,277
The Pepsi Bottling Group, Inc.                             22,422            720
Tyson Foods, Inc., Class A                                 32,897            480
UST, Inc.                                                  20,587            904
Wm. Wrigley Jr. Co.                                        22,833          1,075
Wm. Wrigley Jr. Co., Class B                                5,708            269
                                                                     -----------
                                                                          72,557
HEALTH CARE EQUIPMENT & SERVICES 4.3%
--------------------------------------------------------------------------------
Aetna, Inc.                                                78,314          3,015
AmerisourceBergen Corp.                                    30,059          1,297
Bausch & Lomb, Inc. (a)                                     7,041            345
Baxter International, Inc.                                 86,485          3,260
Becton Dickinson & Co.                                     34,394          2,168
Biomet, Inc.                                               31,686          1,178
Boston Scientific Corp. (a)*                              150,773          3,504
C.R. Bard, Inc.                                            14,112          1,051
Cardinal Health, Inc.                                      57,745          3,889


                                                          See financial notes. 3

SCHWAB INSTITUTIONAL SELECT S&P 500 FUND

PORTFOLIO HOLDINGS continued

                                                        NUMBER OF       VALUE
SECURITY                                                 SHARES      ($ X 1,000)
Caremark Rx, Inc.                                          59,833          2,725
CIGNA Corp.                                                17,629          1,886
Coventry Health Care, Inc. *                               21,430          1,064
Express Scripts, Inc. *                                    20,710          1,618
HCA, Inc.                                                  54,528          2,393
Health Management Associates,
   Inc., Class A                                           29,437            610
Hospira, Inc. *                                            21,884            844
Humana, Inc. *                                             22,002            994
IMS Health, Inc.                                           30,436            827
Laboratory Corp. of America
   Holdings *                                              17,594          1,005
Manor Care, Inc.                                           10,569            463
McKesson Corp.                                             42,776          2,079
Medco Health Solutions, Inc. *                             42,431          2,259
Medtronic, Inc.                                           158,177          7,928
Patterson Cos., Inc. *                                     14,561            474
Quest Diagnostics                                          21,746          1,212
St. Jude Medical, Inc. *                                   49,764          1,965
Stryker Corp.                                              36,981          1,618
Tenet Healthcare Corp. *                                   62,723            522
UnitedHealth Group, Inc.                                  179,731          8,940
WellPoint, Inc. *                                          88,021          6,250
Zimmer Holdings, Inc. *                                    31,697          1,994
                                                                     -----------
                                                                          69,376
HOUSEHOLD & PERSONAL PRODUCTS 2.3%
--------------------------------------------------------------------------------
Alberto-Culver Co., Class B                                 8,646            389
Avon Products, Inc.                                        59,436          1,938
Clorox Co.                                                 19,387          1,244
Colgate-Palmolive Co.                                      65,943          3,899
Kimberly-Clark Corp.                                       61,636          3,608
Procter & Gamble Co.                                      442,075         25,733
The Estee Lauder Cos., Inc.,
   Class A                                                 12,136            450
                                                                     -----------
                                                                          37,261
INSURANCE 4.7%
--------------------------------------------------------------------------------
ACE Ltd.                                                   42,788          2,377
AFLAC, Inc. (b)                                            67,881          3,227
AMBAC Financial Group, Inc.                                14,073          1,159
American International Group, Inc.                        346,166         22,587
AON Corp.                                                  45,407          1,903
Cincinnati Financial Corp.                                 23,219            990
Genworth Financial, Inc., Class A                          53,222          1,767
Lincoln National Corp.                                     38,026          2,209
Loews Corp.                                                19,614          2,082
Marsh & McLennan Cos., Inc.                                67,451          2,069
MBIA, Inc.                                                 17,098          1,020
Metlife, Inc. (b)                                         103,117          5,372
Principal Financial Group, Inc.                            39,313          2,017
Prudential Financial, Inc. (a)                             68,556          5,356
SAFECO Corp.                                               18,459            958
The Allstate Corp. (b)                                     86,214          4,870
The Chubb Corp.                                            55,420          2,856
The Hartford Financial Services
   Group, Inc.                                             41,564          3,821
The Progressive Corp.                                      26,234          2,847
The St. Paul Travelers Cos., Inc.                          92,811          4,087
Torchmark Corp.                                            13,611            818
UnumProvident Corp.                                        39,828            809
XL Capital Ltd., Class A                                   22,612          1,490
                                                                     -----------
                                                                          76,691
MATERIALS 3.0%
--------------------------------------------------------------------------------
Air Products & Chemicals, Inc.                             29,690          2,034
Alcoa, Inc.                                               110,074          3,718
Allegheny Technologies, Inc.                               10,837            751
Ashland, Inc.                                               8,305            547
Ball Corp.                                                 13,408            536
Bemis Co. (b)                                              12,586            396
E.I. du Pont de Nemours & Co.                             119,675          5,278
Eastman Chemical Co.                                       10,912            593
Ecolab, Inc.                                               24,060            909
Engelhard Corp.                                            16,505            634
Freeport-McMoran Copper &
   Gold, Inc., Class B (a)                                 26,130          1,687
Hercules, Inc. *                                           13,200            188
International Flavors &
   Fragrances, Inc.                                        10,597            374
International Paper Co.                                    65,695          2,388
Louisiana-Pacific Corp.                                    14,921            412
MeadWestvaco Corp.                                         23,982            684
Monsanto Co.                                               37,467          3,125
Newmont Mining Corp. (a)                                   56,423          3,293
Nucor Corp.                                                22,124          2,408
Pactiv Corp. *                                             23,366            569
Phelps Dodge Corp.                                         27,205          2,345
PPG Industries, Inc.                                       21,699          1,456
Praxair, Inc.                                              42,698          2,397
Rohm & Haas Co.                                            23,364          1,182
Sealed Air Corp.                                           12,604            679
Sigma-Aldrich Corp.                                         8,424            578
Temple-Inland, Inc.                                        17,000            789
The Dow Chemical Co.                                      125,915          5,113
Tronox, Inc., Class B                                       3,258             56


4 See financial notes.

SCHWAB INSTITUTIONAL SELECT S&P 500 FUND

PORTFOLIO HOLDINGS continued

                                                        NUMBER OF       VALUE
SECURITY                                                 SHARES      ($ X 1,000)
United States Steel Corp. (a)                              14,450            990
Vulcan Materials Co.                                       13,874          1,179
Weyerhaeuser Co.                                           32,442          2,286
                                                                     -----------
                                                                          49,574
MEDIA 3.2%
--------------------------------------------------------------------------------
CBS Corp., Class B                                        104,790          2,669
Clear Channel Communications,
   Inc.                                                    65,121          1,858
Comcast Corp., Class A (b)*                               285,866          8,847
Dow Jones & Co., Inc. (a)                                   7,169            265
Gannett Co., Inc.                                          31,259          1,719
Interpublic Group of Cos., Inc. *                          50,728            486
Knight-Ridder, Inc.                                         8,518            528
McGraw-Hill Cos., Inc.                                     50,861          2,831
Meredith Corp.                                              5,596            278
New York Times Co., Class A (a)                            17,700            439
News Corp., Inc., Class A                                 320,151          5,494
Omnicom Group, Inc.                                        23,899          2,151
The E.W. Scripps Co., Class A                               8,249            380
The Walt Disney Co.                                       259,573          7,258
Time Warner, Inc.                                         602,216         10,479
Tribune Co.                                                33,785            974
Univision Communications, Inc.,
   Class A *                                               29,210          1,042
Viacom, Inc., Class B *                                   103,295          4,114
                                                                     -----------
                                                                          51,812
PHARMACEUTICALS & BIOTECHNOLOGY 7.6%
--------------------------------------------------------------------------------
Abbott Laboratories (b)                                   205,200          8,770
Allergan, Inc.                                             20,271          2,082
Amgen, Inc. (b)*                                          154,266         10,444
Applied Biosystems Group --
   Applera Corp.                                           28,214            814
Barr Pharmaceuticals, Inc. *                               14,303            866
Biogen Idec, Inc. *                                        48,148          2,160
Bristol-Myers Squibb Co.                                  261,866          6,646
Eli Lilly & Co.                                           151,043          7,993
Fisher Scientific International, Inc.
   *                                                       15,218          1,074
Forest Laboratories, Inc. *                                43,561          1,759
Genzyme Corp. *                                            34,952          2,138
Gilead Sciences, Inc. *                                    61,739          3,550
Johnson & Johnson                                         396,907         23,263
King Pharmaceuticals, Inc. *                               38,032            661
MedImmune, Inc. *                                          30,737            967
Merck & Co., Inc.                                         294,616         10,141
Millipore Corp. *                                           6,956            513
Mylan Laboratories, Inc.                                   30,549            667
PerkinElmer, Inc.                                          17,548            376
Pfizer, Inc. (b)                                          981,301         24,856
Schering-Plough Corp.                                     199,251          3,850
Thermo Electron Corp. *                                    19,737            761
Waters Corp. *                                             14,193            643
Watson Pharmaceuticals, Inc. *                             13,431            382
Wyeth                                                     179,132          8,718
                                                                     -----------
                                                                         124,094
REAL ESTATE 0.9%
--------------------------------------------------------------------------------
Apartment Investment &
   Management Co., Class A                                 12,060            539
Archstone-Smith Trust (a)                                  27,867          1,362
Boston Properties, Inc.                                    12,044          1,063
Equity Office Properties Trust                             53,147          1,717
Equity Residential                                         38,280          1,718
Host Hotels & Resorts, Inc.                                16,706            351
Kimco Realty Corp.                                         26,845            997
Plum Creek Timber Co., Inc.                                23,418            850
ProLogis                                                   31,455          1,580
Public Storage, Inc.                                       10,542            810
Simon Property Group, Inc.                                 24,045          1,969
Vornado Realty Trust                                       15,417          1,474
                                                                     -----------
                                                                          14,430
RETAILING 3.7%
--------------------------------------------------------------------------------
Amazon.com, Inc. (a)*                                      37,385          1,316
AutoNation, Inc. (a)*                                      24,213            545
AutoZone, Inc. *                                            6,496            608
Bed, Bath & Beyond, Inc. *                                 37,488          1,438
Best Buy Co., Inc.                                         54,231          3,073
Big Lots, Inc. *                                           13,256            191
Circuit City Stores,
   Inc.                                                    24,632            708
Dillards, Inc., Class A                                    12,208            318
Dollar General Corp.                                       36,404            636
eBay, Inc. *                                              153,839          5,294
Family Dollar Stores, Inc.                                 19,497            487
Federated Department Stores, Inc.                          36,304          2,826
Genuine Parts Co.                                          23,189          1,012
Home Depot, Inc.                                          280,687         11,208
J.C. Penney Co., Inc.                                      31,043          2,032
Kohl's Corp. *                                             43,424          2,425
Limited Brands, Inc.                                       44,368          1,138
Lowe's Cos., Inc.                                         103,774          6,543


                                                          See financial notes. 5

SCHWAB INSTITUTIONAL SELECT S&P 500 FUND

PORTFOLIO HOLDINGS continued

                                                        NUMBER OF       VALUE
SECURITY                                                 SHARES      ($ X 1,000)
Nordstrom, Inc.                                            32,108          1,231
Office Depot, Inc. *                                       43,254          1,755
OfficeMax, Inc.                                             7,711            298
RadioShack Corp.                                           16,461            280
Sears Holdings Corp. *                                     12,826          1,843
Staples, Inc.                                              95,277          2,516
Target Corp.                                              117,253          6,226
The Gap, Inc.                                              76,719          1,388
The Sherwin-Williams Co.                                   14,658            747
The TJX Cos., Inc.                                         59,263          1,430
Tiffany & Co.                                              17,528            612
                                                                     -----------
                                                                          60,124
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 3.0%
--------------------------------------------------------------------------------
Advanced Micro Devices, Inc. *                             64,280          2,079
Altera Corp. *                                             49,644          1,084
Analog Devices, Inc.                                       51,474          1,952
Applied Materials, Inc.                                   217,316          3,901
Applied Micro Circuits Corp. *                             66,132            243
Broadcom Corp., Class A *                                  61,041          2,509
Freescale Semiconductor, Inc.,
   Class B *                                               58,366          1,848
Intel Corp.                                               779,308         15,571
KLA-Tencor Corp.                                           26,610          1,282
Linear Technology Corp.                                    41,750          1,482
LSI Logic Corp. *                                          61,354            653
Maxim Integrated Products, Inc.                            41,405          1,460
Micron Technology, Inc. *                                  89,093          1,512
National Semiconductor Corp.                               48,486          1,454
Novellus Systems, Inc. *                                   21,889            541
Nvidia Corp. *                                             46,922          1,371
PMC - Sierra, Inc. (a)*                                    24,833            309
Teradyne, Inc. *                                           23,736            400
Texas Instruments, Inc.                                   216,919          7,529
Xilinx, Inc.                                               44,247          1,224
                                                                     -----------
                                                                          48,404
SOFTWARE & SERVICES 5.2%
--------------------------------------------------------------------------------
Adobe Systems, Inc. *                                      79,994          3,136
Affiliated Computer Services, Inc.,
   Class A *                                               15,721            877
Autodesk, Inc. *                                           31,887          1,340
Automatic Data Processing, Inc.                            76,525          3,373
BMC Software, Inc. *                                       32,960            710
CA, Inc.                                                   60,989          1,547
Citrix Systems, Inc. *                                     23,802            950
Computer Sciences Corp. *                                  26,602          1,558
Compuware Corp. *                                          51,899            399
Convergys Corp. *                                          18,649            363
Electronic Arts, Inc. *                                    40,516          2,301
Electronic Data Systems Corp.                              72,395          1,960
First Data Corp.                                           99,428          4,742
Fiserv, Inc. *                                             26,901          1,213
Google, Inc., Class A *                                    27,017         11,291
Intuit, Inc. *                                             25,379          1,375
Microsoft Corp. (b)                                     1,187,871         28,687
Novell, Inc. *                                             51,643            424
Oracle Corp. *                                            513,904          7,498
Parametric Technology Corp. *                              15,346            229
Paychex, Inc.                                              44,514          1,798
Sabre Holdings Corp., Class A                              15,272            353
Symantec Corp. *                                          148,208          2,428
Unisys Corp. *                                             39,469            246
VeriSign, Inc. *                                           26,742            629
Yahoo! Inc. (a)*                                          164,375          5,388
                                                                     -----------
                                                                          84,815
TECHNOLOGY HARDWARE & EQUIPMENT 6.9%
--------------------------------------------------------------------------------
ADC Telecommunications, Inc. *                             14,026            314
Agilent Technologies, Inc. *                               61,100          2,347
Andrew Corp. *                                             30,029            318
Apple Computer, Inc. *                                    113,843          8,013
Avaya, Inc. *                                              57,081            685
Ciena Corp. *                                              83,199            340
Cisco Systems, Inc. *                                     828,626         17,360
Comverse Technology, Inc. *                                26,174            593
Corning, Inc. *                                           206,181          5,697
Dell, Inc. (b)*                                           309,593          8,111
EMC Corp. *                                               319,505          4,317
Gateway, Inc. *                                            21,848             48
Hewlett-Packard Co.                                       381,550         12,389
International Business Machines
   Corp.                                                  211,184         17,389
Jabil Circuit, Inc.                                        22,647            883
JDS Uniphase Corp. *                                      224,058            782
Lexmark International, Inc., Class
   A *                                                     14,046            684
Lucent Technologies, Inc. (a)*                            597,390          1,667
Molex, Inc.                                                21,877            812
Motorola, Inc.                                            337,659          7,209
NCR Corp. *                                                26,688          1,052
Network Appliance, Inc. *                                  49,900          1,850
QLogic Corp. *                                             26,781            557
Qualcomm, Inc.                                            220,893         11,341
SanDisk Corp. *                                            20,000          1,277
Sanmina -- SCI Corp. *                                     71,134            369


6 See financial notes.

SCHWAB INSTITUTIONAL SELECT S&P 500 FUND

PORTFOLIO HOLDINGS continued

                                                        NUMBER OF       VALUE
SECURITY                                                 SHARES      ($ X 1,000)
Solectron Corp. *                                         128,283            513
Sun Microsystems, Inc. *                                  462,626          2,313
Symbol Technologies, Inc.                                  28,398            302
Tektronix, Inc.                                            10,093            356
Tellabs, Inc. *                                            66,628          1,056
Xerox Corp. *                                             132,260          1,857
                                                                     -----------
                                                                         112,801
TELECOMMUNICATION SERVICES 3.1%
--------------------------------------------------------------------------------
Alltel Corp.                                               53,277          3,429
AT&T Corp.                                                517,670         13,568
BellSouth Corp.                                           239,828          8,101
CenturyTel, Inc.                                           19,978            753
Citizens Communications Co.                                51,450            683
Qwest Communications
   International, Inc. *                                  222,129          1,491
Sprint Corp. (FON Group)                                  396,631          9,837
Verizon Communications, Inc.                              390,339         12,893
                                                                     -----------
                                                                          50,755
TRANSPORTATION 1.9%
--------------------------------------------------------------------------------
Burlington Northern Santa Fe
   Corp.                                                   49,529          3,939
CSX Corp.                                                  29,264          2,004
FedEx Corp.                                                41,378          4,764
Norfolk Southern Corp.                                     54,978          2,969
Ryder Systems, Inc.                                         7,531            393
Southwest Airlines Co.                                     90,740          1,472
Union Pacific Corp.                                        35,142          3,205
United Parcel Service, Inc., Class
   B                                                      145,982         11,835
                                                                     -----------
                                                                          30,581
UTILITIES 3.0%
--------------------------------------------------------------------------------
Allegheny Energy, Inc. *                                   24,755            882
Ameren Corp.                                               27,122          1,366
American Electric Power Co., Inc.                          52,628          1,761
CenterPoint Energy, Inc.                                   37,860            455
CMS Energy Corp. *                                         29,186            389
Consolidated Edison, Inc.                                  31,679          1,366
Constellation Energy Group, Inc.                           23,129          1,270
Dominion Resources, Inc. (a)                               43,643          3,268
DTE Energy Co.                                             22,101            901
Duke Energy Corp.                                         164,289          4,784
Dynegy, Inc., Class A *                                    38,472            191
Edison International                                       45,975          1,858
Entergy Corp.                                              27,173          1,900
Exelon Corp.                                               88,614          4,785
FirstEnergy Corp.                                          44,513          2,257
FPL Group, Inc.                                            52,121          2,064
KeySpan Corp.                                              22,392            904
Nicor, Inc. (a)                                             6,275            249
NiSource, Inc.                                             34,728            733
Peoples Energy Corp. (a)                                    4,433            161
PG&E Corp.                                                 46,158          1,839
Pinnacle West Capital Corp.                                13,009            522
PPL Corp.                                                  50,826          1,476
Progress Energy, Inc.                                      31,455          1,346
Public Service Enterprise Group,
   Inc. (a)                                                33,219          2,083
Sempra Energy                                              34,542          1,590
TECO Energy, Inc.                                          27,521            440
The AES Corp. *                                            86,981          1,476
The Southern Co.                                           93,934          3,027
TXU Corp.                                                  65,213          3,237
Xcel Energy, Inc.                                          50,796            957
                                                                     -----------
                                                                          49,537

SECURITY                                              FACE AMOUNT       VALUE
        RATE, MATURITY DATE                           ($ X 1,000)    ($ X 1,000)
SHORT-TERM INVESTMENTS 2.1% OF NET ASSETS

Brown Brothers Harriman & Co.
   Cash Mangement Sweep                                    33,759         33,759

U.S. TREASURY OBLIGATIONS 0.1% OF NET ASSETS

United States Treasury Bill
   4.54%, 06/15/06                                          1,393          1,385

                                                        NUMBER OF       VALUE
SECURITY                                                 SHARES      ($ X 1,000)

WARRANTS 0.0% OF NET ASSETS

TECHNOLOGY HARDWARE & EQUIPMENT 0.0%
--------------------------------------------------------------------------------
Lucent Technologies, Inc. *
   expires 12/10/07                                        11,390              5

END OF INVESTMENTS.


                                                          See financial notes. 7

SCHWAB INSTITUTIONAL SELECT S&P 500 FUND

PORTFOLIO HOLDINGS continued

SECURITY                                              FACE AMOUNT       VALUE
        RATE, MATURITY DATE                           ($ X 1,000)    ($ X 1,000)
COLLATERAL INVESTED FOR SECURITIES ON LOAN 3.2% OF NET ASSETS

State Street Navigator Security
   Lending Prime Portfolio                                 52,289         52,289

END OF COLLATERAL INVESTED FOR SECURITIES ON LOAN.

At April 30, 2006 the tax basis cost of the fund's investments was $1,497,328, and the unrealized appreciation and depreciation were $188,050 and ($62,681), respectively, with a net unrealized appreciation of $125,369.

In addition to the above, the fund held the following at 04/30/2006. All numbers are x1,000 except number of futures contracts.

                                            Number of    Contract     Unrealized
                                            Contracts      Value         Gains
FUTURES CONTRACTS
--------------------------------------------------------------------------------
S&P 500 Index, e-mini,
Long, expires 06/16/06                            324      21,318           151
S&P 500 Index, Long
expires 06/15/06 expires
06/15/06                                           47      15,462           (15)
                                                                     -----------
                                                                            136

  * Non-income producing security
(a) All or a portion of security is on loan.
(b) All or a portion of this security is held as collateral for open futures contracts
(c) Issuer is affiliated with the fund's adviser


8 See financial notes.

SCHWAB SMALL-CAP INDEX FUND

PORTFOLIO HOLDINGS as of April 30, 2006, (Unaudited)

This section shows all the securities in the fund's portfolio and their value as of the report date. The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at http://www.sec.gov and may be viewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund's most recent Form N-Q is also available by visiting Schwab's website at www.schwab.com/schwabfunds.

                                                    COST                VALUE
HOLDINGS BY CATEGORY                             ($ X 1,000)         ($ X 1,000)
--------------------------------------------------------------------------------
   99.8%  COMMON STOCK                             1,317,145           1,750,228

    0.1%  SHORT-TERM INVESTMENTS                       2,473               2,473

     --%  U.S. TREASURY                                  224                 224
          OBLIGATIONS
--------------------------------------------------------------------------------
   99.9%  TOTAL INVESTMENTS                        1,319,842           1,752,925

   11.8%  COLLATERAL INVESTED
          FOR SECURITIES ON
          LOAN                                       206,607             206,607

 (11.7)%  OTHER ASSETS AND
          LIABILITIES, NET                                             (205,591)
--------------------------------------------------------------------------------
  100.0%  TOTAL NET ASSETS                                             1,753,941

                                                   NUMBER OF            VALUE
SECURITY                                            SHARES           ($ X 1,000)
COMMON STOCK 99.8% OF NET ASSETS

AUTOMOBILES & COMPONENTS 0.9%
--------------------------------------------------------------------------------
American Axle & Manufacturing
   Holdings, Inc.                                     62,185               1,095
ArvinMeritor, Inc.                                   111,512               1,855
Bandag, Inc. (a)                                      23,140                 928
Cooper Tire & Rubber Co. (a)                          77,323                 982
Drew Industries, Inc. *                               20,713                 744
Fleetwood Enterprises, Inc. *                         88,644                 833
Lear Corp. (a)                                        82,635               1,949
LKQ Corp. *                                           54,006               1,136
Modine Manufacturing Co.                              48,491               1,407
Sauer-Danfoss, Inc.                                   71,712               1,685
Tenneco Automotive, Inc. *                            58,618               1,410
Winnebago Industries, Inc. (a)                        48,930               1,441
                                                                     -----------
                                                                          15,465
BANKS 8.2%
--------------------------------------------------------------------------------
1st Source Corp.                                      17,565                 486
Accredited Home Lenders Holding
   Co. *                                              27,071               1,564
Alabama National Bancorp                              23,882               1,645
Amcore Financial, Inc.                                34,593               1,025
Anchor Bancorp Wisconsin, Inc.                        30,587                 893
Bancfirst Corp.                                       21,010                 914
Bancorpsouth, Inc.                                   114,368               2,931
Bank Mutual Corp.                                     73,693                 835
BankAtlantic Bancorp, Inc., Class
   A                                                  71,834               1,072
BankUnited Financial Corp., Class
   A (a)                                              50,513               1,550
Boston Private Financial Holdings,
   Inc.                                               47,972               1,595
Brookline Bancorp, Inc.                               74,496               1,103
Capitol Bancorp Ltd.                                   3,986                 165
Cathay General Bancorp                                70,422               2,694
Centennial Bank Holdings, Inc.
   (a)*                                               70,865                 812
Central Pacific Financial Corp.                       41,932               1,589
Charter Financial Corp.                               19,395                 730
CharterMac                                            71,623               1,381
Chemical Financial Corp.                              35,103               1,022
Chittenden Corp.                                      64,424               1,776
Citizens Banking Corp.                                60,364               1,579
Commercial Capital Bancorp, Inc.                      66,284               1,039
Community Trust Bancorp, Inc.                          2,848                  95
Corus Bankshares, Inc. (a)                            38,874               2,602
CVB Financial Corp.                                  105,554               1,723
Dime Community Bancshares,
   Inc.                                               18,190                 258
Doral Financial Corp. (a)                            150,607               1,191
Downey Financial Corp.                                39,030               2,802
East West Bancorp, Inc.                               58,857               2,335
F.N.B. Corp.                                          78,337               1,315
Fidelity Bankshares, Inc.                             34,083               1,098
First Bancorp. (a)                                   112,777               1,195
First Charter Corp.                                   47,658               1,133
First Citizens BancShares, Inc.,
   Class A                                            15,465               2,958
First Commonwealth Financial
   Corp. (a)                                          83,956               1,123
First Community Bancorp                               25,716               1,492
First Financial Bancorp                               61,089                 979


                                                          See financial notes. 1

SCHWAB SMALL-CAP INDEX FUND

PORTFOLIO HOLDINGS continued

                                                   NUMBER OF            VALUE
SECURITY                                            SHARES           ($ X 1,000)
First Financial Bankshares, Inc.                      34,221               1,272
First Midwest Bancorp, Inc. Illinois                  64,863               2,337
First Niagra Financial Group, Inc.                   155,736               2,180
First Republic Bank                                   34,435               1,499
FirstFed Financial Corp. (a)*                         22,895               1,440
FirstMerit Corp.                                      93,382               2,296
Flagstar Bancorp, Inc.                                85,430               1,367
Fremont General Corp.                                 86,162               1,916
Frontier Financial Corp.                              39,457               1,315
Glacier Bancorp, Inc.                                 43,574               1,323
Greater Bay Bancorp                                   71,490               1,975
Hancock Holding Co.                                   49,310               2,453
Hanmi Financial Corp.                                 68,488               1,334
Harbor Florida Bancshares, Inc.                       33,205               1,247
Harleysville National Corp.                           20,792                 413
Integra Bank Corp.                                    12,500                 278
International Bancshares Corp.                        79,323               2,269
Irwin Financial Corp.                                  4,872                  89
Kearny Financial Corp.                                40,752                 562
MAF Bancorp, Inc.                                     41,486               1,841
Main Street Banks, Inc.                               15,094                 427
Marshall & Ilsley Corp.                               19,065                 872
MB Financial, Inc.                                    40,024               1,416
Mid-State Bancshares                                  10,463                 291
National Penn Bancshares, Inc.                        60,213               1,189
NBT Bancorp., Inc.                                    45,485                 992
NewAlliance Bancshares, Inc.                         159,311               2,300
Northwest Bancorp, Inc.                               70,928               1,768
Old National Bancorp                                  96,483               1,991
Oriental Financial Group, Inc.                        21,676                 283
Pacific Capital Bancorp.                              63,642               2,135
Park National Corp. (a)                               19,953               2,001
PFF Bancorp, Inc.                                     35,261               1,208
PrivateBancorp, Inc.                                  29,276               1,295
Prosperity Bancshares, Inc.                           38,365               1,251
Provident Bankshares Corp.                            46,069               1,601
Provident Financial Services, Inc.                   102,351               1,868
Republic Bancorp, Inc.                               106,021               1,216
S&T Bancorp, Inc.                                     36,781               1,306
Sandy Spring Bancorp, Inc.                             7,300                 259
Santander BanCorp (a)                                 72,894               1,698
Signature Bank NY *                                   32,909               1,164
Simmons First National Corp.,
   Class A                                             5,300                 152
Sterling Bancshares, Inc. Texas                       62,608               1,037
Sterling Financial Corp.
   Pennsylvania                                       16,657                 347
Sterling Financial Corp.
   Washington                                         48,347               1,554
Suffolk Bancorp                                        2,298                  70
Susquehanna Bancshares, Inc.                          64,808               1,547
SVB Financial Group *                                 49,523               2,514
Texas Regional Bancshares, Inc.,
   Class A                                            75,466               2,164
The South Financial Group, Inc.                       73,825               2,003
Trustco Bank Corp. NY (a)                            103,702               1,200
Trustmark Corp.                                       77,877               2,446
UCBH Holdings, Inc.                                  127,325               2,252
UMB Financial Corp.                                   33,062               2,245
Umpqua Holdings Corp. (a)                             61,095               1,613
United Bankshares, Inc.                               60,522               2,208
United Community Banks, Inc.
   Georgia                                            55,840               1,654
W Holding Co., Inc.                                  209,214               1,567
Washington Federal, Inc.                             117,539               2,812
WesBanco, Inc.                                        32,298               1,002
Westamerica Bancorp                                   43,470               2,223
Western Alliance Bancorp *                            31,231               1,136
Wintrust Financial Corp.                              32,755               1,695
                                                                     -----------
                                                                         144,077
CAPITAL GOODS 8.2%
--------------------------------------------------------------------------------
A.O. Smith Corp.                                      45,730               2,168
A.S.V., Inc. *                                        37,475                 937
AAR Corp. *                                           44,997               1,200
Actuant Corp., Class A                                40,974               2,620
Acuity Brands, Inc.                                   66,532               2,746
AGCO Corp. *                                         125,945               2,981
Albany International Corp., Class
   A                                                  44,400               1,736
Applied Industrial Technologies,
   Inc.                                               45,444               1,888
Armor Holdings, Inc. *                                48,216               2,945
Astec Industries, Inc. *                              27,695               1,090
Aviall, Inc. *                                        42,493               1,602
Baldor Electric Co.                                   46,308               1,537
Barnes Group, Inc.                                    33,270               1,499
BE Aerospace, Inc. *                                  79,551               2,071
Beacon Roofing Supply, Inc. *                         31,455               1,164
Briggs & Stratton Corp.                               63,693               2,149
Bucyrus International, Inc., Class
   A                                                  37,847               1,965
Builders FirstSource, Inc. *                          18,760                 404
Ceradyne, Inc. *                                      34,012               1,803
Clarcor, Inc.                                         71,898               2,516


2 See financial notes.

SCHWAB SMALL-CAP INDEX FUND

PORTFOLIO HOLDINGS continued

                                                   NUMBER OF            VALUE
SECURITY                                            SHARES           ($ X 1,000)
Curtiss-Wright Corp.                                  54,756               1,815
DHB Industries, Inc. *                                34,812                 133
DRS Technologies, Inc.                                54,291               3,015
ElkCorp.                                              27,696                 843
EMCOR Group, Inc. *                                   49,802               2,493
Encore Wire Corp. (a)*                                32,241               1,352
Energy Conversion Devices, Inc.
   (a)*                                               41,063               2,054
EnerSys *                                             27,234                 382
ESCO Technologies, Inc. *                             35,469               1,798
Esterline Technologies Corp. *                        35,011               1,552
Evergreen Solar, Inc. *                               83,789               1,163
Federal Signal Corp.                                  71,459               1,338
Franklin Electric Co., Inc.                           30,618               1,786
Freightcar America, Inc.                              17,490               1,170
Gardner Denver, Inc. *                                35,956               2,680
GATX Corp.                                            69,790               3,266
GenCorp, Inc. (a)*                                    76,552               1,496
General Cable Corp. *                                 74,632               2,356
Genlyte Group, Inc. *                                 41,815               2,881
Granite Construction, Inc.                            58,056               2,691
Griffon Corp. *                                       43,450               1,159
H&E Equipment Services, Inc. *                        53,127               1,855
Hexcel Corp. *                                        91,783               2,027
Infrasource Services, Inc. *                          32,158                 607
Interline Brands, Inc. *                              23,234                 623
Ionatron, Inc. *                                      98,240               1,366
Jacuzzi Brands, Inc. *                               105,290               1,029
Kaydon Corp.                                          44,235               1,899
Lennox International, Inc.                            86,403               2,819
Lincoln Electric Holdings, Inc.                       57,525               3,153
Middleby Corp. *                                      10,826                 956
Moog, Inc., Class A *                                 53,872               2,017
Mueller Industries, Inc.                              51,124               1,937
NACCO Industries, Inc., Class A                       11,477               1,849
Navistar International Corp. *                        97,719               2,578
NCI Building Systems, Inc. *                          32,106               2,087
Nordson Corp.                                         49,343               2,637
Orbital Sciences Corp. *                              77,536               1,213
Perini Corp. *                                        25,130                 755
Quanta Services, Inc. *                              170,136               2,760
Regal Beloit Corp.                                    42,447               1,981
Sequa Corp., Class A *                                14,713               1,251
Simpson Manufacturing Co., Inc.
   (b)                                                66,494               2,659
Stewart & Stevenson Services,
   Inc.                                               39,931               1,400
Surebeam Corp., Class A *                            132,000                   1
TAL International Group, Inc. *                       44,122               1,134
Teledyne Technologies, Inc. *                         46,925               1,709
Toro Co.                                              60,335               2,984
Tredegar Corp.                                        38,670                 621
Triumph Group, Inc. *                                 23,833               1,122
UAP Holding Corp.                                     62,413               1,289
Universal Forest Products, Inc.                       24,962               1,866
URS Corp. *                                           67,253               2,897
Valmont Industries, Inc.                              39,547               2,126
Vicor Corp.                                           55,668               1,148
Wabtec Corp.                                          63,550               2,321
Washington Group International,
   Inc. *                                             36,647               2,038
Watsco, Inc.                                          38,482               2,442
Watts Water Technologies, Inc.,
   Class A                                            46,876               1,604
Williams Scotsman International,
   Inc. *                                             54,033               1,328
Woodward Governor Co.                                 47,317               1,621
                                                                     -----------
                                                                         144,153
COMMERCIAL SERVICES & SUPPLIES  3.5%
--------------------------------------------------------------------------------
ABM Industries, Inc.                                  68,209               1,173
Acco Brands Corp. *                                   58,123               1,248
Administaff, Inc.                                     40,110               2,316
American Reprographics Co. *                          60,006               2,128
Banta Corp.                                           33,464               1,693
Brady Corp., Class A                                  65,929               2,371
Cenveo, Inc. *                                        47,842                 810
Consolidated Graphics, Inc. *                         22,600               1,182
Corrections Corp. of America *                        54,649               2,453
CoStar Group, Inc. *                                  21,783               1,230
Deluxe Corp.                                          58,446               1,393
DiamondCluster International,
   Inc., Class A *                                    29,677                 307
First Advantage Corp. *                               23,908                 644
FTI Consulting, Inc. *                                68,508               1,969
G&K Services, Inc., Class A                           23,530                 964
Global Cash Access, Inc. *                           110,039               2,145
IHS, Inc. *                                           44,240               1,253
IKON Office Solutions, Inc.                          209,821               2,770
John H. Harland Co.                                   42,260               1,752
Kelly Services, Inc., Class A                         42,423               1,174
Knoll, Inc.                                           70,603               1,536


                                                          See financial notes. 3

SCHWAB SMALL-CAP INDEX FUND

PORTFOLIO HOLDINGS continued

                                                   NUMBER OF            VALUE
SECURITY                                            SHARES           ($ X 1,000)
Korn/Ferry International *                            57,161               1,200
Labor Ready, Inc. *                                   81,514               2,154
McGrath Rentcorp                                      24,932                 670
Mine Safety Appliances Co.                            47,289               1,977
Mobile Mini, Inc. *                                   31,368               1,035
Navigant Consulting, Inc. *                           58,748               1,238
NCO Group, Inc. *                                     44,449                 953
PHH Corp. *                                           73,463               2,048
Resources Connection, Inc. (a)*                       66,050               1,777
Rollins, Inc.                                        103,950               2,105
School Specialty, Inc. *                              31,693               1,153
TeleTech Holdings, Inc. *                            114,400               1,469
Tetra Tech, Inc. *                                    78,478               1,525
The Advisory Board Co. *                              26,676               1,497
The Standard Register Co.                             10,175                 139
United Stationers, Inc. *                             46,367               2,488
Viad Corp.                                            30,896               1,016
Waste Connections, Inc. *                             64,729               2,492
Watson Wyatt & Co., Holdings                          58,181               1,918
                                                                     -----------
                                                                          61,365
CONSUMER DURABLES & APPAREL  3.7%
--------------------------------------------------------------------------------
American Greetings Corp., Class
   A                                                  91,711               2,065
Blount International, Inc. *                          63,762                 988
Blyth, Inc.                                           49,309               1,013
Brookfield Homes Corp. (a)                            39,027               1,819
Brown Shoe Co., Inc.                                  40,350               1,535
Callaway Golf Co.                                    104,969               1,677
Carter's, Inc. *                                      39,457               2,658
Champion Enterprises, Inc. *                         103,133               1,574
Columbia Sportswear Co. (a)*                          52,819               2,688
Crocs, Inc. (a)*                                      53,409               1,597
Ethan Allen Interiors, Inc.                           46,579               2,091
Fossil, Inc. *                                        81,866               1,331
Furniture Brands International,
   Inc. (a)                                           83,702               1,925
JAKKS Pacific, Inc. *                                 37,574                 852
Jarden Corp. *                                        75,508               2,567
K-Swiss, Inc., Class A                                41,928               1,203
Kellwood Co.                                          40,528               1,299
Kimball International, Inc., Class B                  12,351                 188
La-Z-Boy, Inc. (a)                                    76,909               1,178
Leapfrog Enterprises, Inc. *                          69,425                 729
Marine Products Corp.                                 17,114                 186
Marvel Entertainment, Inc. *                         135,530               2,644
Meritage Homes Corp. *                                32,185               2,111
Oakley, Inc. (a)                                      83,709               1,520
Oxford Industries, Inc.                               20,018                 875
Phillips-Van Heusen Corp.                             60,675               2,439
Polaris Industries, Inc. (a)                          52,123               2,497
Quiksilver, Inc. *                                   142,112               1,943
RC2 Corp. *                                           28,386               1,122
Skechers U.S.A., Inc., Class A *                      56,178               1,536
Technical Olympic USA, Inc.                           73,701               1,548
Tempur-Pedic International, Inc.
   (a)*                                              110,662               1,747
The Warnaco Group, Inc. *                             68,963               1,537
The Yankee Candle Co., Inc.                           58,346               1,759
Tupperware Corp.                                      81,711               1,724
Under Armour, Inc. (a)*                               64,720               2,380
Volcom Inc (a)*                                       33,790               1,205
WCI Communities, Inc. (a)*                            56,688               1,453
Whirlpool Corp.                                       13,173               1,182
William Lyon Homes (a)*                                9,986                 999
Wolverine World Wide, Inc.                            83,436               2,073
                                                                     -----------
                                                                          65,457
CONSUMER SERVICES  4.6%
--------------------------------------------------------------------------------
Ameristar Casinos, Inc.                               85,475               2,104
Applebee's International, Inc.                       100,230               2,326
Aztar Corp. *                                         44,048               2,092
Bally Technologies, Inc. (a)*                         71,762               1,285
Bob Evans Farms, Inc.                                 49,246               1,422
Bright Horizons Family Solutions,
   Inc. *                                             44,724               1,776
CBRL Group, Inc. (a)                                  58,433               2,379
CEC Entertainment, Inc. (b)*                          51,138               1,795
Cedar Fair L.P.                                       70,332               1,980
Chipotle Mexican Grill, Inc. Class
   A *                                                45,347               2,367
Churchill Downs, Inc.                                  8,735                 330
CKE Restaurants, Inc.                                 83,079               1,315
Corinthian Colleges, Inc. *                          126,129               1,878
DeVry, Inc. (a)*                                      98,080               2,536
Domino's Pizza, Inc.                                  90,379               2,380
Escala Group, Inc. (a)*                               38,196               1,051
Gaylord Entertainment Co. *                           55,135               2,440
IHOP Corp.                                            33,472               1,604
Isle of Capri Casinos, Inc. *                         41,884               1,307
Jack in the Box, Inc. *                               55,481               2,319
Jackson Hewitt Tax Service, Inc.                      55,176               1,649
Landry's Restaurants, Inc.                            31,236               1,108
Life Time Fitness, Inc. *                             48,977               2,243
Lone Star Steakhouse & Saloon,
   Inc.                                               10,835                 295


4 See financial notes.

SCHWAB SMALL-CAP INDEX FUND

PORTFOLIO HOLDINGS continued

                                                   NUMBER OF            VALUE
SECURITY                                            SHARES           ($ X 1,000)
Marcus Corp.                                          29,083                 524
Matthews International Corp.,
   Class A                                            40,284               1,402
Orient-Express Hotels Ltd., Class
   A                                                  79,772               3,271
P.F. Chang's China Bistro, Inc.
   (a)*                                               33,142               1,412
Papa John's International, Inc. *                     49,255               1,646
Pinnacle Entertainment, Inc. *                        63,985               1,747
Pre-Paid Legal Services, Inc. (a)                     11,023                 373
RARE Hospitality International,
   Inc. *                                             47,282               1,471
Red Robin Gourmet Burgers, Inc.
   *                                                  18,227                 820
Regis Corp.                                           57,249               2,008
Ruby Tuesday, Inc. (a)                                87,514               2,605
Shuffle Master, Inc. (a)*                             41,612               1,538
Six Flags, Inc. (a)*                                 101,908                 939
Sonic Corp. *                                         82,486               2,797
Sotheby's Holdings, Inc., Class A
   *                                                  97,741               2,931
Speedway Motorsports, Inc.                            60,484               2,303
Steiner Leisure Ltd. *                                28,609               1,234
Strayer Education, Inc.                               20,471               2,129
Texas Roadhouse, Inc., Class A *                      85,396               1,289
Triarc Cos., Class B                                 106,431               1,758
Universal Technical Institute, Inc.
   *                                                  38,756                 955
Vail Resorts, Inc. *                                  51,871               1,950
WMS Industries, Inc. (a)*                             44,201               1,381
                                                                     -----------
                                                                          80,464
DIVERSIFIED FINANCIALS 2.1%
--------------------------------------------------------------------------------
Advance America Cash Advance
   Centers, Inc.                                      96,665               1,430
Advanta Corp., Class A                                 8,100                 283
Calamos Asset Management, Inc.
   Class A                                            32,096               1,244
Cash America International, Inc.                      44,470               1,462
Cohen & Steers, Inc.                                  41,928               1,074
CompuCredit Corp. (a)*                                68,200               2,724
Credit Acceptance Corp. *                             32,166                 788
Financial Federal Corp.                               36,123               1,026
GAMCO Investors, Inc., Class A
   (a)                                                42,031               1,617
GFI Group, Inc. *                                     37,342               2,124
Greenhill & Co., Inc. (a)                             45,682               3,240
International Securities Exchange,
   Inc. (a)                                           56,748               2,494
Investment Technology Group,
   Inc. *                                             63,465               3,363
Knight Capital Group, Inc., Class
   A *                                               149,872               2,512
LaBranche & Co., Inc. (a)*                            93,781               1,325
OptionsXpress Holdings, Inc.                          86,147               2,714
Piper Jaffray Cos. Inc. *                             30,339               2,121
Portfolio Recovery Associates,
   Inc. *                                             21,743               1,119
TradeStation Group, Inc. (a)*                         60,579                 966
W.P. Stewart & Co., Ltd.                              57,051               1,143
Waddell & Reed Financial, Inc.,
   Class A                                           115,139               2,708
                                                                     -----------
                                                                          37,477
ENERGY 8.1%
--------------------------------------------------------------------------------
Alliance Resource Partners L.P.
   (a)                                                50,610               2,145
Alon USA Energy, Inc.                                 33,578                 901
Alpha Natural Resources, Inc. *                       72,661               1,825
Atlas America, Inc. *                                 27,909               1,409
ATP Oil & Gas Corp. *                                 32,533               1,482
Atwood Oceanics, Inc. *                               42,004               2,241
Basic Energy Services, Inc. *                         47,102               1,570
Berry Petroleum Co., Class A                          30,606               2,256
Bill Barrett Corp. *                                  60,593               1,820
Boardwalk Pipeline Partners, LP
   (a)                                               141,435               3,187
Bois d'Arc Energy, Inc. *                             70,602               1,197
BP Prudhoe Bay Royalty Trust (a)                      29,865               2,177
Bristow Group, Inc. *                                 31,887               1,144
Buckeye Partners L.P. (a)                             52,908               2,289
CARBO Ceramics, Inc.                                  30,420               1,762
Comstock Resources, Inc. *                            50,726               1,577
Crosstex Energy, Inc.                                 10,348                 757
Crosstex Energy, LP (a)                               31,183               1,081
Delta Petroleum Corp. (a)*                            52,127               1,044
Dorchester Minerals L.P.                              39,409               1,039
Dril-Quip, Inc. *                                     26,225               1,888
Enbridge Energy Management
   LLC (a)*                                            7,646                 335
Encore Acquisition Co. *                              63,377               1,942
Energy Partners, Ltd. *                               52,378               1,351
EXCO Resources, Inc. *                               139,551               1,790
Foundation Coal Holdings, Inc.                        62,278               3,157


                                                          See financial notes. 5

SCHWAB SMALL-CAP INDEX FUND

PORTFOLIO HOLDINGS continued

                                                   NUMBER OF            VALUE
SECURITY                                            SHARES           ($ X 1,000)
General Maritime Corp.                                52,796               1,754
Giant Industries, Inc. *                              20,130               1,447
Global Industries Ltd. *                             158,982               2,523
Grey Wolf, Inc. *                                    266,348               2,078
Hanover Compressor Co. (a)*                          139,762               2,818
Hercules Offshore, Inc. *                             42,204               1,726
Holly Corp.                                           41,603               3,211
Hornbeck Offshore Services, Inc.
   *                                                  37,545               1,348
Hugoton Royalty Trust (a)                             55,820               1,543
Hydril Co. *                                          34,423               2,759
Inergy Holdings LP (a)                                18,510                 639
Inergy, L.P. (a)                                      54,952               1,459
International Coal Group, Inc. *                     113,868               1,173
KCS Energy, Inc. *                                    68,287               2,004
KFX, Inc. *                                          101,457               1,831
Lone Star Technologies, Inc. *                        40,425               2,143
Lufkin Industries, Inc.                               14,195                 909
Magellan Midstream Holdings LP
   *                                                  87,425               1,963
Magellan Midstream Partners (a)                       92,608               3,145
Maverick Tube Corp. (a)*                              59,311               3,228
Natural Resource Partners L.P.
   (a)                                                33,263               1,866
Newpark Resources, Inc. *                             81,810                 545
NS Group, Inc. *                                      31,016               1,551
Oceaneering International, Inc. *                     35,161               2,146
Oil States International, Inc. *                      68,936               2,783
OMI Corp. (a)                                        104,787               2,020
Overseas Shipholding Group, Inc.                      48,961               2,391
Pacific Energy Partners L.P. (a)                      47,887               1,525
Parker Drilling Co. *                                155,165               1,303
Penn Virginia Corp.                                   27,093               1,958
Penn Virginia Resource Partners,
   L.P.                                               41,446               1,299
Petrohawk Energy Corp. (a)*                           81,177               1,021
Petroleum Development Corp. *                         22,703                 908
Pioneer Drilling Co. *                                64,031               1,038
Regency Energy Partners LP *                          53,320               1,220
Remington Oil & Gas Corp. *                           40,113               1,749
RPC, Inc.                                             90,326               2,501
Seacor Holdings, Inc. *                               34,616               3,062
Ship Finance International Ltd.                       95,125               1,620
Stone Energy Corp. *                                  37,169               1,751
Sunoco Logistics Partners L.P. (a)                    25,986               1,143
Superior Energy Services, Inc. *                     104,787               3,369
Swift Energy Co. *                                    39,001               1,652
TC Pipelines L.P. (a)                                 10,720                 361
TETRA Technologies, Inc. *                            42,837               2,108
The Houston Exploration Co. *                         36,501               2,041
Universal Compression Holdings,
   Inc. *                                             43,803               2,449
USEC, Inc.                                           125,199               1,590
Veritas DGC, Inc. *                                   52,792               2,530
W-H Energy Services, Inc. *                           34,578               1,738
Warren Resources, Inc. *                              47,045                 711
Western Refining, Inc.                                92,722               1,876
Whiting Petroleum Corp. *                             50,211               2,121
World Fuel Services Corp.                             37,778               1,513
                                                                     -----------
                                                                         142,526
FOOD & STAPLES RETAILING 0.9%
--------------------------------------------------------------------------------
Casey's General Stores, Inc.                          76,557               1,638
Central European Distribution
   Corp. (a)*                                         16,345                 671
Longs Drug Stores Corp.                               52,605               2,494
Performance Food Group Co. *                          52,074               1,599
Rite Aid Corp. *                                     721,895               3,248
sRuddick Corp.                                        57,956               1,345
The Great Atlantic & Pacific Tea
   Co., Inc. (a)*                                     56,990               1,544
United Natural Foods, Inc. (a)*                       57,282               1,831
Weis Markets, Inc.                                    37,793               1,569
                                                                     -----------
                                                                          15,939
FOOD, BEVERAGE & TOBACCO 1.6%
--------------------------------------------------------------------------------
Chiquita Brands International, Inc.                   57,002                 925
Corn Products International, Inc.                    103,290               2,892
Delta & Pine Land Co.                                 43,215               1,278
Farmer Brothers Co.                                    2,100                  46
Flowers Foods, Inc.                                   84,984               2,387
Fresh Del Monte Produce, Inc. (a)                     80,046               1,506
Gold Kist, Inc. *                                     70,754                 947
Hansen Natural Corp. (a)*                             30,715               3,976
Lancaster Colony Corp.                                43,543               1,787
Pilgrim's Pride Corp., Class B (a)                    92,880               2,427
Ralcorp Holdings, Inc. *                              36,235               1,351
Seaboard Corp. (b)                                     1,875               2,891
The Hain Celestial Group, Inc. *                      52,431               1,410
Tootsie Roll Industries, Inc.                         77,392               2,264
Universal Corp.                                       31,545               1,201
Vector Group Ltd. (a)                                 72,418               1,304
                                                                     -----------
                                                                          28,592
HEALTH CARE EQUIPMENT & SERVICES 5.1%
--------------------------------------------------------------------------------
Alliance Imaging, Inc. *                              49,681                 260


6 See financial notes.

SCHWAB SMALL-CAP INDEX FUND

PORTFOLIO HOLDINGS continued

                                                   NUMBER OF            VALUE
SECURITY                                            SHARES           ($ X 1,000)
Allscripts Healthcare Solutions,
   Inc. *                                             58,875               1,003
American Medical Systems
   Holdings, Inc. *                                   95,025               2,111
American Retirement Corp. *                           48,497               1,232
AMERIGROUP Corp. *                                    69,442               1,794
Analogic Corp.                                        19,154               1,208
Apria Healthcare Group, Inc. *                        69,737               1,527
Arrow International, Inc.                             62,220               1,943
Arthrocare Corp. (a)*                                 33,830               1,534
Biosite, Inc. *                                       23,575               1,330
Brookdale Senior Living, Inc. (a)                     78,669               2,993
Centene Corp. *                                       51,692               1,328
Chemed Corp. (b)                                      35,300               1,924
Conor Medsystems, Inc. *                              46,531               1,256
Cyberonics *                                          29,385                 681
Diagnostic Products Corp.                             40,623               2,356
Eclipsys Corp. *                                      68,267               1,503
ev3, Inc. (a)*                                        46,423                 728
Foxhollow Technologies, Inc. *                        26,404                 822
Genesis HealthCare Corp. *                            27,778               1,313
Haemonetics Corp. *                                   38,555               2,101
HealthExtras, Inc. *                                  52,965               1,539
Healthspring, Inc. *                                  79,949               1,359
Healthways, Inc. *                                    47,563               2,333
Immucor, Inc. *                                       62,636               1,820
Integra LifeSciences Holdings
   Corp. *                                            40,148               1,685
Intermagnetics General Corp. *                        38,915                 845
Invacare Corp.                                        38,911               1,193
Inverness Medical Innovations,
   Inc. *                                             26,856                 698
Kindred Healthcare, Inc. *                            51,492               1,249
Kyphon, Inc. *                                        59,136               2,457
LCA-Vision, Inc.                                      28,143               1,581
LifePoint Hospitals, Inc. *                           71,941               2,281
Magellan Health Services, Inc. *                      51,010               2,074
Matria Healthcare, Inc. *                             21,841                 670
Mentor Corp. (b)                                      61,096               2,647
Molina Healthcare, Inc. *                             44,813               1,465
Odyssey Healthcare, Inc. *                            48,141                 837
Owens & Minor, Inc.                                   54,892               1,749
Per-Se Technologies, Inc. *                           57,265               1,601
PolyMedica Corp.                                      33,847               1,398
PSS World Medical, Inc. *                             90,366               1,630
Psychiatric Solutions, Inc. *                         71,054               2,349
Schick Technologies, Inc. *                           22,565                 869
Steris Corp.                                          95,958               2,209
Sunrise Senior Living, Inc. *                         59,277               2,205
SurModics, Inc. (a)*                                  25,819                 918
Sybron Dental Specialties, Inc. *                     56,318               2,649
Symmetry Medical, Inc. *                              38,991                 776
Thoratec Corp. *                                      76,426               1,376
TriZetto Group, Inc. *                                68,880               1,083
United Surgical Partners
   International, Inc. *                              60,344               1,992
Ventiv Health, Inc. *                                 37,301               1,121
Viasys Healthcare, Inc. *                             32,484                 945
WebMD Health Corp., Class A
   (a)*                                               69,724               3,034
WellCare Health Plans, Inc. *                         54,593               2,286
West Pharmaceutical Services,
   Inc.                                               44,265               1,577
                                                                     -----------
                                                                          89,447
HOUSEHOLD & PERSONAL PRODUCTS 0.6%
--------------------------------------------------------------------------------
Central Garden & Pet Co. *                            22,392               1,103
Chattem, Inc. *                                       27,513                 991
Elizabeth Arden, Inc. *                               33,898                 775
NBTY, Inc. *                                          94,529               2,141
Nu Skin Enterprises, Inc., Class A                    96,822               1,600
Playtex Products, Inc. *                              88,541                 993
Revlon, Inc. (b)*                                    533,983               1,735
Spectrum Brands, Inc. (a)*                            54,470                 901
USANA Health Sciences, Inc. (a)*                      26,529                 971
                                                                     -----------
                                                                          11,210
INSURANCE 4.1%
--------------------------------------------------------------------------------
21st Century Insurance Group                         123,905               1,990
Alfa Corp.                                           128,311               2,161
American Equity Investment Life
   Holding Co.                                        49,964                 677
Arch Capital Group Ltd. *                             49,227               2,991
Argonaut Group, Inc. *                                46,100               1,609
Aspen Insurance Holdings Ltd.                        105,962               2,580
Assured Guaranty Ltd.                                 58,137               1,445
CNA Surety Corp. *                                    71,600               1,288
Commerce Group, Inc.                                  46,674               2,708
Delphi Financial Group, Inc.,
   Class A                                            47,920               2,510
FBL Financial Group, Inc., Class
   A                                                  47,368               1,594


                                                          See financial notes. 7

SCHWAB SMALL-CAP INDEX FUND

PORTFOLIO HOLDINGS continued

                                                   NUMBER OF            VALUE
SECURITY                                            SHARES           ($ X 1,000)
Great American Financial
   Resources, Inc.                                    83,565               1,785
Harleysville Group, Inc.                              50,760               1,523
Hilb, Rogal & Hobbs Co.                               54,619               2,233
Horace Mann Educators Corp.                           59,678               1,039
Infinity Property & Casualty Corp.                    28,892               1,295
IPC Holdings, Ltd.                                    86,677               2,312
Kansas City Life Insurance Co.                        16,090                 802
Landamerica Financial Group, Inc.                     28,933               2,007
Max Re Capital Ltd.                                   79,384               1,945
Montpelier Re Holdings Ltd. (a)                      124,449               2,010
National Financial Partners Corp.                     50,938               2,649
National Western Life Insurance
   Co., Class A *                                      5,594               1,298
Navigators Group, Inc. *                              24,485               1,158
Odyssey Re Holdings Corp. (a)                         96,583               2,323
Ohio Casualty Corp.                                   96,043               2,848
Philadelphia Consolidated Holding
   Corp. *                                            21,263                 704
Platinum Underwriters Holdings,
   Ltd.                                               73,457               2,025
ProAssurance Corp. *                                  48,289               2,433
RLI Corp.                                             35,155               1,744
Scottish Re Group Ltd.                                68,688               1,596
Selective Insurance Group, Inc.                       42,857               2,385
State Auto Financial Corp.                            62,256               2,190
Stewart Information Services
   Corp.                                              23,843               1,030
The Midland Co.                                        6,963                 248
The Phoenix Cos., Inc.                               143,992               2,187
United Fire & Casualty Co.                            34,300               1,027
Universal American Financial
   Corp. *                                            85,502               1,260
USI Holdings Corp. *                                  81,071               1,232
Zenith National Insurance Corp.                       49,545               2,186
                                                                     -----------
                                                                          71,027
MATERIALS 4.9%
--------------------------------------------------------------------------------
A. Schulman, Inc.                                     42,709               1,022
AK Steel Holding Corp. *                             167,419               2,496
Albemarle Corp.                                       63,716               3,047
Aleris International, Inc. *                          35,799               1,656
AMCOL International Corp.                             34,352                 990
Aptargroup, Inc.                                      50,163               2,629
Arch Chemicals, Inc.                                  32,672                 963
Bowater, Inc.                                         66,581               1,816
Carpenter Technology Corp.                            36,101               4,294
Century Aluminum Co. *                                47,074               2,241
CF Industries Holdings, Inc.                          76,753               1,328
Chaparral Steel Co. *                                 31,823               2,009
Cleveland-Cliffs, Inc. (a)                            30,962               2,650
Coeur d'Alene Mines Corp. (a)*                       348,606               2,433
Compass Minerals International,
   Inc.                                               43,082               1,134
Ferro Corp.                                           58,477               1,127
Georgia Gulf Corp.                                    41,655               1,236
Gibraltar Industries, Inc.                            44,711               1,243
Glatfelter                                            22,200                 416
Graphic Packaging Corp. *                            215,915                 574
Greif, Inc., Class A                                  35,431               2,295
H.B. Fuller Co.                                       44,258               2,315
Headwaters, Inc. (a)*                                 57,714               1,944
Hercules, Inc. *                                     169,914               2,414
Kronos Worldwide, Inc.                                22,805                 691
MacDermid, Inc.                                       42,282               1,450
Mascotech, Inc. (Escrow Shares)
   (c)*                                              107,500                  --
Metal Management, Inc.                                35,021               1,136
Minerals Technologies, Inc.                           25,461               1,457
NL Industries, Inc. (a)                               67,946                 895
Olin Corp.                                           101,191               2,079
Oregon Steel Mills, Inc. *                            44,985               2,228
PolyOne Corp. *                                      146,975               1,305
Quanex Corp.                                          56,404               2,412
Reliance Steel & Aluminum Co.                          5,634                 501
Rockwood Holdings, Inc. *                             98,688               2,346
Royal Gold, Inc. (a)                                  32,138               1,101
RPM International, Inc.                              121,551               2,237
RTI International Metals, Inc. *                      25,166               1,514
Ryerson Tull, Inc. (a)                                34,792               1,022
Schnitzer Steel Industries, Inc.,
   Class A (a)                                        42,455               1,670
Sensient Technologies Corp.                           65,425               1,345
Silgan Holdings, Inc.                                 55,912               2,171
Spartech Corp.                                        44,813               1,059
Steel Dynamics, Inc.                                  67,162               4,194
Stillwater Mining Co. *                              125,441               2,129
Symyx Technologies, Inc. *                            44,812               1,306
Texas Industries, Inc.                                34,151               1,936
Wausau-Mosinee Paper Corp.                            58,820                 846
Worthington Industries, Inc.                         131,160               2,590
                                                                     -----------
                                                                          85,892
MEDIA 2.1%
--------------------------------------------------------------------------------
Advo, Inc.                                            43,905               1,244
Arbitron, Inc.                                        43,156               1,539


8 See financial notes.

SCHWAB SMALL-CAP INDEX FUND

PORTFOLIO HOLDINGS continued

                                                   NUMBER OF            VALUE
SECURITY                                            SHARES           ($ X 1,000)
Catalina Marketing Corp. (a)                          67,006               1,587
Citadel Broadcasting Co.                             171,124               1,610
CKX, Inc. *                                           36,271                 512
Cox Radio, Inc., Class A *                            10,400                 134
Crown Media Holdings, Inc., Class
   A *                                                57,213                 224
Cumulus Media, Inc., Class A (a)*                     89,387                 944
Entercom Communications Corp.                         64,084               1,696
Entravision Communications
   Corp. *                                            58,927                 494
Gemstar -- TV Guide
   International, Inc. *                             472,286               1,563
Hearst-Argyle Television, Inc.                        71,980               1,657
Hollinger International, Inc., Class
   A                                                 134,680               1,073
Journal Communications, Inc.,
   Class A                                           103,078               1,209
Lee Enterprises, Inc.                                 54,740               1,686
Live Nation, Inc. *                                   94,289               1,792
Martha Stewart Living
   Omnimedia, Class A (a)*                            72,005               1,432
Media General, Inc., Class A                          32,336               1,328
Mediacom Communications
   Corp., Class A *                                  163,086               1,120
Morningstar, Inc. *                                   41,951               1,785
Primedia, Inc. *                                     270,775                 512
Radio One, Inc., Class A *                           158,073               1,132
RCN Corp. *                                           50,068               1,339
Readers Digest Association, Inc.,
   Class A                                           138,243               1,905
Salem Communications Corp.,
   Class A *                                          12,067                 184
Scholastic Corp. *                                    55,269               1,467
Spanish Broadcasting System,
   Class A *                                          33,105                 168
Triple Crown Media, Inc. *                             6,400                  34
Valassis Communications, Inc. *                       72,262               2,115
Value Line, Inc.                                       7,336                 303
Westwood One, Inc.                                   106,610               1,029
World Wrestling Entertainment,
   Inc.                                              107,288               1,860
                                                                     -----------
                                                                          36,677
PHARMACEUTICALS & BIOTECHNOLOGY 4.3%
--------------------------------------------------------------------------------
aaiPharma, Inc. (c)*                                  12,600                  --
Adams Respiratory Therapeutics,
   Inc. *                                             47,610               2,042
Adolor Corp. *                                        54,247               1,276
Alexion Pharmaceuticals, Inc. (a)*                    42,828               1,456
Alpharma, Inc., Class A                               73,230               1,922
Andrx Corp. *                                        101,578               2,368
Applera Corp. - Celera Genomics
   Group *                                           101,917               1,222
Bio-Rad Laboratories, Inc., Class
   A *                                                39,731               2,599
BioMarin Pharmaceuticals, Inc. *                     102,214               1,257
Bruker BioSciences Corp. *                            35,426                 207
Cubist Pharmaceuticals, Inc. *                        60,332               1,368
CV Therapeutics, Inc. *                               60,563               1,202
Digene Corp. *                                        31,316               1,294
Dionex Corp. *                                        27,944               1,680
eResearch Technology, Inc. (a)*                       70,455                 798
Exelixis, Inc. *                                      66,572                 716
First Horizon Pharmaceutical
   Corp. (a)*                                         41,032                 914
Human Genome Sciences, Inc.
   (a)*                                              167,581               1,912
ICOS Corp. *                                          88,589               1,943
Idenix Pharmaceuticals, Inc. *                        67,658                 679
Illumina, Inc. *                                      56,594               1,790
KV Pharmaceutical Co., Class A *                      76,401               1,649
MannKind Corp. (a)*                                   36,232                 725
Martek Biosciences Corp. (a)*                         38,976               1,158
Medarex, Inc. *                                      154,450               1,855
Medicis Pharmaceutical Corp.,
   Class A (a)                                        81,749               2,688
MGI Pharma, Inc. (b)*                                 99,791               1,864
Momenta Pharmaceuticals, Inc. *                       30,383                 514
Myogen, Inc. *                                        56,387               1,864
Myriad Genetics, Inc. *                               59,765               1,532
Nektar Therapeutics *                                118,571               2,550
New River Pharmaceuticals, Inc.
   (a)*                                               23,277                 791
Nuvelo, Inc. *                                        65,908               1,079
Onyx Pharmaceuticals, Inc. *                          56,366               1,316
OSI Pharmaceuticals, Inc. (a)*                        79,691               2,117
Par Pharmaceutical Cos, Inc. *                        42,280               1,089
PAREXEL International Corp. *                         12,509                 369
Perrigo Co.                                          133,051               2,123
Progenics Pharmaceuticals, Inc. *                     33,697                 790
Regeneron Pharmaceuticals, Inc.
   *                                                  74,349               1,080
Salix Pharmaceuticals Ltd. *                          63,733                 873


                                                          See financial notes. 9

SCHWAB SMALL-CAP INDEX FUND

PORTFOLIO HOLDINGS continued

                                                   NUMBER OF            VALUE
SECURITY                                            SHARES           ($ X 1,000)
Serologicals Corp. (a)*                               47,200               1,469
Tanox, Inc. *                                         61,354                 987
Telik, Inc. (a)*                                      63,826               1,174
The Medicines Co. *                                   60,508               1,163
Theravance, Inc. *                                    80,538               2,260
United Therapeutics Corp. *                           31,576               1,880
Valeant Pharmaceuticals
   International                                     127,586               2,284
Varian, Inc. *                                        49,171               2,128
Ventana Medical Systems, Inc. *                       48,506               2,362
ViroPharma, Inc. *                                    93,374               1,049
ZymoGenetics, Inc. *                                  82,977               1,699
                                                                     -----------
                                                                          75,126
REAL ESTATE 6.3%
--------------------------------------------------------------------------------
Alexander's, Inc. *                                    7,210               2,013
Alexandria Real Estate Equities,
   Inc.                                               31,429               2,847
American Financial Realty Trust                      179,117               2,038
American Home Mortgage
   Investment Corp.                                   69,169               2,402
American Real Estate Partners
   L.P.                                               52,217               2,347
Annaly Mortgage Management,
   Inc.                                              169,245               2,280
Biomed Property Trust, Inc.                           62,234               1,723
Commercial Net Lease Realty                           75,126               1,581
Corporate Office Properties Trust
   SBI                                                55,249               2,293
Cousins Properties, Inc.                              70,545               2,219
Digital Realty Trust, Inc.                            27,304                 770
EastGroup Properties, Inc.                            30,590               1,366
Entertainment Properties Trust                        34,955               1,429
Equity Inns, Inc.                                     73,687               1,194
Equity Lifestyle Properties, Inc.                     31,859               1,401
Equity One, Inc.                                     104,337               2,398
Extra Space Storage, Inc.                             51,858                 815
FelCor Lodging Trust, Inc.                            82,894               1,795
First Industrial Realty Trust                         60,301               2,366
Franklin Street Properties Corp.                      76,865               1,639
Friedman, Billings, Ramsey
   Group, Inc., Class A                              218,817               2,365
Getty Realty Corp.                                    34,442                 952
Glimcher Realty Trust                                 49,548               1,278
Healthcare Realty Trust, Inc.                         65,681               2,487
Heritage Property Investment
   Trust, Inc.                                        65,208               2,518
Highwoods Properties, Inc.                            74,842               2,360
Home Properties, Inc. (a)                             43,965               2,199
Inland Real Estate Corp.                              93,136               1,351
Innkeepers USA Trust                                  52,723                 845
Kilroy Realty Corp.                                   39,658               2,828
KKR Financial Corp.                                  112,163               2,423
LaSalle Hotel Properties                              49,326               2,157
Lexington Corp. Properties Trust
   (a)                                                72,291               1,559
Longview Fibre Co.                                    71,279               1,858
Maguire Properties, Inc.                              61,635               2,093
MeriStar Hospitality Corp. *                         121,772               1,271
Mid-America Apartment
   Communities, Inc.                                  30,352               1,609
National Health Investors, Inc.                       38,368                 923
Nationwide Health Properties, Inc.
   (a)                                                94,280               2,029
Newcastle Investment Corp.                            60,230               1,350
Novastar Financial, Inc. (a)                          41,026               1,518
Omega Healthcare Investors, Inc.                      77,858                 996
Pennsylvania Real Estate
   Investment Trust                                   50,312               2,041
Post Properties, Inc.                                 56,867               2,484
Potlatch Corp.                                        59,964               2,335
PS Business Parks, Inc.                               30,438               1,581
RAIT Investment Trust                                 38,506                 997
Realty Income Corp.                                  115,196               2,611
Redwood Trust, Inc.                                   34,329               1,458
Senior Housing Properties Trust                      100,216               1,721
Sovran Self Storage, Inc.                             22,026               1,083
Spirit Finance Corp.                                 111,121               1,289
Strategic Hotel & Resorts, Inc.                       67,931               1,541
Sunstone Hotel Investors, Inc.                        74,509               2,141
Tanger Factory Outlet Centers,
   Inc.                                               43,034               1,411
Taubman Centers, Inc.                                 70,883               2,916
Tejon Ranch Co. *                                     19,392                 875
Trammell Crow Co. *                                   49,593               1,931
Trustreet Properties, Inc.                            92,532               1,332
U-store-It Trust                                      75,979               1,389
W.P. Carey & Co. LLC                                  51,366               1,393
Washington Real Estate
   Investment Trust                                   58,282               2,172
                                                                     -----------
                                                                         110,586
RETAILING 5.4%
--------------------------------------------------------------------------------
99 Cents Only Stores *                                97,006               1,157
Aaron Rents, Inc.                                     69,471               1,866
Aeropostale, Inc. *                                   77,688               2,386


10 See financial notes.

SCHWAB SMALL-CAP INDEX FUND

PORTFOLIO HOLDINGS continued

                                                   NUMBER OF            VALUE
SECURITY                                            SHARES           ($ X 1,000)
Bebe Stores (b)                                      126,563               2,238
Big Lots, Inc. *                                     161,833               2,338
Blockbuster, Inc., Class A                           265,621               1,248
Borders Group, Inc.                                   89,850               2,120
Building Material Holding Corp. (a)                   40,948               1,368
Cabela's, Inc., Class A (a)*                          90,536               1,847
Charming Shoppes, Inc. *                             170,253               2,341
Christopher & Banks Corp.                             50,924               1,345
Coldwater Creek, Inc. *                              120,979               3,383
Conn's, Inc. *                                        36,903               1,261
CSK Auto Corp. *                                      61,103                 785
Dick's Sporting Goods, Inc. *                         68,840               2,902
Dress Barn, Inc. (a)*                                 84,512               2,137
DSW, Inc. (a)*                                        38,697               1,211
Genesco, Inc. *                                       31,744               1,312
Group 1 Automotive, Inc.                              28,164               1,537
Guess?, Inc. *                                        62,886               2,492
Guitar Center, Inc. *                                 32,874               1,767
Hibbett Sporting Goods, Inc. *                        56,175               1,703
Jos. A. Bank Clothiers, Inc. *                        23,212                 975
Keystone Automotive Industries,
   Inc. *                                             22,335                 922
NetFlix, Inc. (a)*                                    82,886               2,457
New York & Co., Inc. *                                73,623               1,146
Nutri/System, Inc. (a)*                               46,448               3,152
OfficeMax, Inc.                                       87,792               3,398
Pacific Sunwear of California, Inc.
   *                                                  94,761               2,208
Payless Shoesource, Inc. *                           104,919               2,410
PETCO Animal Supplies, Inc. *                         65,788               1,441
Pier 1 Imports, Inc.                                 114,402               1,381
Priceline.com, Inc. *                                 54,130               1,323
Rent-A-Center, Inc. *                                104,305               2,881
Select Comfort Corp. (a)*                             54,437               2,175
Sonic Automotive, Inc.                                40,832               1,103
Stage Stores, Inc.                                    37,918               1,185
Stamps.com, Inc. *                                    32,511                 917
Stein Mart, Inc.                                      69,417               1,097
Talbots, Inc.                                         74,770               1,774
The Buckle, Inc.                                      25,984               1,111
The Cato Corp., Class A                               11,504                 260
The Children's Place Retail
   Stores, Inc. *                                     34,813               2,151
The Finish Line, Class A                              57,517                 948
The Gymboree Corp. *                                  42,910               1,291
The Men's Wearhouse, Inc. (b)                         82,645               2,929
The Pantry, Inc. (b)*                                 33,576               2,222
The Pep Boys-Manny, Moe &
   Jack                                               75,504               1,123
The Sports Authority, Inc. *                          36,588               1,360
Too, Inc. *                                           46,055               1,769
Tuesday Morning Corp.                                 49,425                 937
United Auto Group, Inc. (a)                           64,558               2,731
VistaPrint Ltd. *                                     48,900               1,564
Zale Corp. (b)*                                       73,544               1,813
                                                                     -----------
                                                                          94,898
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 4.1%
--------------------------------------------------------------------------------
AMIS Holdings, Inc. *                                125,998               1,299
Amkor Technology, Inc. (a)*                          245,218               2,965
Applied Micro Circuits Corp. (b)*                    461,563               1,694
Atheros Communications, Inc. *                        65,443               1,662
ATMI, Inc. *                                          51,954               1,475
Axcelis Technologies, Inc. *                         165,541                 975
Brooks Automation, Inc. *                            114,831               1,553
Cabot Microelectronics Corp. (a)*                     34,600               1,132
Cirrus Logic, Inc. *                                 139,004               1,314
Conexant Systems, Inc. (b)*                          735,655               2,604
Credence Systems Corp. *                             138,747                 984
Cree, Inc. (a)*                                      108,896               3,247
Cymer, Inc. *                                         56,165               2,903
Diodes, Inc. *                                        35,154               1,432
DSP Group, Inc. *                                     47,200               1,276
Entegris, Inc. *                                     189,572               1,930
FormFactor, Inc. *                                    52,873               2,204
Genesis Microchip, Inc. (a)*                          46,089                 725
Hittite Microwave Corp. *                             39,909               1,553
Micrel, Inc. *                                       135,805               1,744
Microsemi Corp. *                                     86,019               2,350
MKS Instruments, Inc. *                               84,499               2,017
Omnivision Technologies, Inc. (a)*                    83,773               2,436
ON Semiconductor Corp. (b)*                          387,846               2,781
Photronics, Inc. *                                    55,774               1,002
PMC - Sierra, Inc. (a)*                              254,323               3,161
Power Integrations, Inc. *                            47,962               1,015
RF Micro Devices, Inc. (a)*                          260,254               2,420
Semtech Corp. *                                      113,829               2,134
Silicon Image, Inc. *                                118,000               1,204
SiRF Technology Holdings, Inc. *                      69,046               2,358
Skyworks Solutions, Inc. *                           217,108               1,552
Spansion, Inc. Class A *                             171,763               2,941
Standard Microsystems Corp. *                         29,092                 678
Tessera Technologies, Inc. *                          61,290               1,966


                                                         See financial notes. 11

SCHWAB SMALL-CAP INDEX FUND

PORTFOLIO HOLDINGS continued

                                                   NUMBER OF            VALUE
SECURITY                                            SHARES           ($ X 1,000)
Trident Microsystems, Inc. (a)*                       80,243               2,134
Varian Semiconductor Equipment
   Associates, Inc. *                                 50,714               1,661
Vitesse Semiconductor Corp. *                        306,394                 564
Zoran Corp. *                                         68,524               1,880
                                                                     -----------
                                                                          70,925
SOFTWARE & SERVICES 8.1%
--------------------------------------------------------------------------------
Advent Software, Inc. *                               51,014               1,796
Ansys, Inc. *                                         48,224               2,722
Anteon International Corp. *                          51,891               2,836
aQuantive, Inc. *                                     91,322               2,289
BearingPoint, Inc. *                                 274,757               2,550
Blackbaud, Inc.                                       59,369               1,247
Blackboard, Inc. *                                    35,961               1,056
CACI International, Inc., Class A *                   42,027               2,628
Clarent Corp. *                                      105,200                   2
CNET Networks, Inc. *                                208,830               2,251
CSG Systems International, Inc. *                     78,045               1,973
DealerTrack Holdings, Inc. *                          44,336                 989
Digital Insight Corp. *                               54,637               1,884
Digital River, Inc. *                                 47,870               2,084
Digitas, Inc. *                                      121,908               1,720
Earthlink, Inc. *                                    216,981               1,972
eFunds Corp. *                                        63,213               1,627
Equinix, Inc. *                                       38,047               2,507
Euronet Worldwide, Inc. *                             48,936               1,749
Factset Research Systems, Inc.                        66,796               2,948
FileNet Corp. *                                       65,297               1,817
Gartner, Inc. *                                      156,649               2,196
Gevity HR, Inc.                                       37,581                 965
Heartland Payment Systems, Inc.
   (a)*                                               47,670               1,251
HomeStore, Inc. *                                    204,752               1,257
Hyperion Solutions Corp. *                            86,914               2,661
Informatica Corp. *                                  135,581               2,084
Infospace, Inc. *                                     46,479               1,187
infoUSA, Inc. *                                       42,881                 479
Intergraph Corp. *                                    44,162               1,944
Internet Security Systems, Inc. *                     67,428               1,513
iPayment Holdings, Inc. *                             23,517               1,017
j2 Global Communications, Inc.
   (a)*                                               34,164               1,677
Jack Henry & Associates, Inc.                        125,320               2,813
Keane, Inc. *                                          5,514                  78
Kronos, Inc. *                                        44,255               2,020
Lawson Software, Inc. (a)*                           142,751               1,096
Macrovision Corp. *                                   73,451               1,682
Manhattan Associates, Inc. *                          25,900                 562
ManTech International Corp.,
   Class A *                                          39,282               1,297
Marchex, Inc., Class B *                              51,200               1,114
MAXIMUS, Inc.                                         30,274               1,055
Mentor Graphics Corp. *                              121,767               1,599
Micros Systems, Inc. *                                52,817               2,208
MicroStrategy, Inc., Class A *                        21,162               1,984
Midway Games, Inc. *                                 124,354               1,245
MPS Group, Inc. *                                    154,646               2,468
NetRatings, Inc. *                                    15,800                 205
Nuance Communications, Inc. *                        215,857               2,769
Openwave Systems, Inc. (a)*                          123,792               2,304
Opsware, Inc. *                                      137,842               1,166
Parametric Technology Corp. *                        347,452               5,191
Perot Systems Corp., Class A *                       164,492               2,481
Progress Software Corp. *                             60,080               1,658
QAD, Inc.                                              8,200                  62
Quality Systems, Inc. (a)*                            36,472               1,224
Quest Software, Inc. *                               138,488               2,383
RealNetworks, Inc. *                                 236,530               2,370
RSA Security, Inc. *                                 105,421               2,208
S1 Corp. *                                            53,100                 275
Sapient Corp. *                                      148,663               1,164
Secure Computing Corp. *                              73,419                 789
SRA International, Inc., Class A *                    69,595               2,228
SSA Global Technologies, Inc. *                       94,970               1,472
Sybase, Inc. *                                       135,719               2,955
Syntel, Inc.                                          49,458               1,065
Take-Two Interactive Software,
   Inc. *                                             89,004               1,518
Talx Corp.                                            43,453               1,130
The BISYS Group, Inc. *                              167,618               2,672
THQ, Inc. (a)*                                        79,461               2,037
TIBCO Software, Inc. *                               301,136               2,596
Transaction Systems Architects,
   Inc., Class A *                                    57,559               2,299
Ulticom, Inc. *                                       40,971                 411
United Online, Inc.                                  101,887               1,313
ValueClick, Inc. *                                   138,843               2,340
VeriFone Holdings, Inc. (a)*                         101,143               3,131
Verint Systems, Inc. *                                44,222               1,435
WebEx Communications, Inc. *                          64,659               2,286
Websense, Inc. *                                      70,904               1,763
Wind River Systems, Inc. *                           118,836               1,356
Wright Express Corp. *                                43,376               1,336
                                                                     -----------
                                                                         141,691


12 See financial notes.

SCHWAB SMALL-CAP INDEX FUND

PORTFOLIO HOLDINGS continued

                                                   NUMBER OF            VALUE
SECURITY                                            SHARES           ($ X 1,000)
TECHNOLOGY HARDWARE & EQUIPMENT 5.8%
--------------------------------------------------------------------------------
3Com Corp. (b)*                                      540,019               2,911
Adaptec, Inc. *                                      182,113               1,007
Aeroflex, Inc. *                                     103,880               1,310
Agilysys, Inc.                                        11,379                 165
Anixter International, Inc. *                         52,843               2,687
Arris Group, Inc. *                                  144,990               1,718
Avid Technology, Inc. *                               57,905               2,232
Avocent Corp. *                                       73,856               1,990
Belden CDT, Inc.                                      65,393               2,047
Benchmark Electronics, Inc. *                         86,494               2,361
Black Box Corp.                                       24,492               1,149
Brightpoint, Inc. *                                   56,913               1,905
Brocade Communications
   Systems, Inc. (b)*                                408,283               2,515
Checkpoint Systems, Inc. *                            56,844               1,498
Cogent, Inc. *                                       105,809               1,731
Cognex Corp.                                          70,450               1,877
Coherent, Inc. *                                      50,300               1,862
CommScope, Inc. *                                     82,649               2,732
Dycom Industries, Inc. *                              55,932               1,225
Electro Scientific Industries, Inc. *                 44,287                 887
Electronics for Imaging, Inc. *                       79,509               2,183
Emulex Corp. *                                       129,290               2,347
FLIR Systems, Inc. (a)*                               83,754               2,048
Foundry Networks, Inc. *                             211,524               3,006
Gateway, Inc. (b)*                                   520,106               1,144
Global Imaging Systems, Inc. *                        27,327               1,021
Hutchinson Technology, Inc. (a)*                      36,386                 865
Identix, Inc. *                                       87,282                 647
Imation Corp.                                         52,013               2,185
Insight Enterprises, Inc. *                           59,600               1,178
InterDigital Communications Corp.
   *                                                  82,994               2,101
Intermec, Inc. *                                      87,319               2,313
Itron, Inc. *                                         32,459               2,176
Ixia *                                                89,740               1,014
Kemet Corp. *                                        129,031               1,395
Komag, Inc. (a)*                                      41,784               1,757
MasTec, Inc. *                                        53,073                 654
MTS Systems Corp.                                     32,375               1,449
Multi-Fineline Electronix, Inc. (a)*                  35,781               2,085
Newport Corp. *                                       55,737               1,070
Palm, Inc. (a)*                                      147,560               3,335
Paxar Corp. *                                         58,861               1,285
Plantronics, Inc.                                     66,893               2,508
Plexus Corp. *                                        66,262               2,886
Polycom, Inc. *                                      138,739               3,052
Powerwave Technologies, Inc.
   (a)*                                              153,974               1,717
Rackable Systems, Inc. *                              31,589               1,623
Redback Networks, Inc. *                              76,859               1,722
Rofin-Sinar Technologies, Inc. *                      24,268               1,362
Rogers Corp. *                                        23,367               1,442
ScanSource, Inc. *                                    17,689               1,107
Sonus Networks, Inc. *                               306,958               1,526
Sycamore Networks, Inc. (b)*                         382,215               1,796
SYNNEX Corp. *                                        12,600                 239
Technitrol, Inc.                                      64,643               1,619
Tekelec *                                             88,927               1,270
Trimble Navigation Ltd. *                             74,801               3,544
Utstarcom, Inc. (a)*                                 131,963                 917
Viasat, Inc. *                                        27,019                 814
                                                                     -----------
                                                                         102,211
TELECOMMUNICATION SERVICES 1.3%
--------------------------------------------------------------------------------
Broadwing Corp. (a)*                                 104,779               1,455
Centennial Communications Corp.
   *                                                 145,375                 991
Cincinnati Bell, Inc. *                              342,245               1,437
Commonwealth Telephone
   Enterprises, Inc.                                  30,467               1,011
Dobson Communications Corp., Class A *               236,246               2,126
IDT Corp., Class B *                                 125,205               1,390
NeuStar, Inc. *                                       79,495               2,790
Price Communications Corp. *                          78,722               1,367
SBA Communications Corp. *                           118,934               2,988
Syniverse Holdings, Inc. *                            53,479                 947
Time Warner Telecom, Inc., Class
   A *                                               160,808               2,697
Ubiquitel, Inc. *                                    129,503               1,342
USA Mobility, Inc, *                                  14,509                 332
Valor Communications Group, Inc.                      79,812               1,042
Wireless Facilities, Inc. *                           49,000                 214
                                                                     -----------
                                                                          22,129
TRANSPORTATION 2.8%
--------------------------------------------------------------------------------
AirTran Holdings, Inc. (a)*                          119,398               1,669
Alaska Air Group, Inc. *                              45,809               1,739
Amerco, Inc. *                                        29,704               3,102
American Commercial Lines, Inc.
   *                                                  42,901               2,314


                                                         See financial notes. 13

SCHWAB SMALL-CAP INDEX FUND

PORTFOLIO HOLDINGS continued

                                                   NUMBER OF            VALUE
SECURITY                                            SHARES           ($ X 1,000)
AMR Corp. (a)*                                        14,417                 355
Arkansas Best Corp.                                   37,176               1,596
Continental Airlines, Inc., Class B
   *                                                 125,511               3,268
Dollar Thrifty Automotive Group,
   Inc. *                                             30,658               1,493
EGL, Inc. *                                           54,206               2,533
ExpressJet Holdings, Inc. *                           29,356                 164
Florida East Coast Industries,
   Class A                                            45,450               2,541
Forward Air Corp.                                     44,982               1,807
Genesee & Wyoming, Inc. *                             46,572               1,526
Heartland Express, Inc.                              104,664               2,544
Hub Group, Inc., Class A *                            33,096               1,627
JetBlue Airways Corp. (a)*                           212,303               2,178
Kansas City Southern *                                95,309               2,316
Kirby Corp. *                                         35,817               2,640
Knight Transportation, Inc.                          109,888               2,146
Macquaire Infrastructure Co. Trust                    37,751               1,102
Old Dominion Freight Line *                           51,989               1,674
Pacer International, Inc.                             52,018               1,784
SkyWest, Inc.                                         82,212               1,938
Swift Transportation Co., Inc. *                     102,350               3,065
Werner Enterprises, Inc.                             102,143               1,959
                                                                     -----------
                                                                          49,080
UTILITIES 3.1%
--------------------------------------------------------------------------------
Allete, Inc.                                          46,190               2,160
Aquila, Inc. (b)*                                    521,091               2,256
Avista Corp.                                          58,612               1,231
Black Hills Corp.                                     45,298               1,649
California Water Service Group                        21,487                 913
CH Energy Group, Inc.                                 21,997               1,040
Cleco Corp.                                           68,915               1,551
Duquesne Light Holdings, Inc.                        106,877               1,814
Dynegy, Inc., Class A *                              530,336               2,636
El Paso Electric Co. *                                66,416               1,312
Great Plains Energy, Inc.                             80,281               2,268
Idacorp, Inc.                                         52,798               1,798
ITC Holdings Corp.                                    17,156                 443
MGE Energy, Inc.                                      28,960                 924
New Jersey Resources Corp.                            38,609               1,709
Nicor, Inc. (a)                                       61,494               2,436
Northwest Natural Gas Co.                             38,095               1,316
NorthWestern Corp.                                    49,712               1,746
Ormat Technologies, Inc.                              44,045               1,507
Otter Tail Corp.                                      40,409               1,206
Peoples Energy Corp. (a)                              47,712               1,733
Piedmont Natural Gas Co. (a)                         106,977               2,624
PNM Resources, Inc.                                   95,929               2,428
Sierra Pacific Resources *                           165,037               2,330
South Jersey Industries                               38,760               1,030
Southwest Gas Corp.                                   52,496               1,455
The Laclede Group, Inc.                               29,277                 998
UIL Holdings Corp.                                    20,265               1,126
Unisource Energy Corp.                                47,817               1,447
Vectren Corp.                                        101,117               2,702
Westar Energy, Inc.                                  104,921               2,197
WGL Holdings, Inc.                                    62,161               1,829
                                                                     -----------
                                                                          53,814

SECURITY                                         FACE AMOUNT            VALUE
        RATE, MATURITY DATE                      ($ X 1,000)         ($ X 1,000)
SHORT-TERM INVESTMENTS 0.1% OF NET ASSETS

Brown Brothers
   Harriman & Co. Cash
   Management Sweep                                    2,473               2,473

U.S. TREASURY OBLIGATIONS 0.0% OF NET ASSETS

U.S. Treasury Bills
   4.50%, 06/15/06                                       225                 224

END OF INVESTMENTS.

COLLATERAL INVESTED FOR SECURITIES ON LOAN 11.8% OF NET ASSETS

State Street Navigator Security
   Lending Prime Portfolio                           206,607             206,607

At 04/30/06 the tax basis cost of the fund's investments was $1,321,010, and the unrealized appreciation and depreciation were $493,730 and ($61,815), respectively, with a net unrealized appreciation of $431,915.

In addition to the above, the fund held the following at 04/30/2006. All numbers are x1,000 except number of futures contracts.


14 See financial notes.

SCHWAB SMALL-CAP INDEX FUND

PORTFOLIO HOLDINGS continued

                                     NUMBER OF        CONTRACT        UNREALIZED
                                     CONTRACTS         VALUE            GAINS
FUTURES CONTRACT

Russell 2000 Index, e-
mini Futures, Long,
expires 06/16/06                            33           2,537                62

 *  Non-income producing security
(a) All or a portion of security is on loan.
(b) All or a portion of this security is held as collateral for open futures contracts
(c) Fair-valued by Management.


                                                         See financial notes. 15

SCHWAB TOTAL STOCK MARKET INDEX FUND(TM)

PORTFOLIO HOLDINGS As of April 30, 2006, (Unaudited)

This section shows all the securities in the fund's portfolio and their value as of the report date. The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at http://www.sec.gov and may be viewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund's most recent Form N-Q is also available by visiting Schwab's website at www.schwab.com/schwabfunds.

                                                     COST               VALUE
HOLDINGS BY CATEGORY                              ($ X 1,000)        ($ X 1,000)
--------------------------------------------------------------------------------
 99.2%  COMMON STOCK                                1,043,807         1,312,676

  0.1%  FOREIGN COMMON
        STOCK                                             424             1,172

  0.6%  SHORT-TERM
        INVESTMENTS                                     7,239             7,239

   --%  PREFERRED STOCK                                    64                81

   --%  U.S. TREASURY
        OBLIGATIONS                                       358               358

   --%  WARRANTS                                          147                --

   --%  RIGHTS                                             --                --
--------------------------------------------------------------------------------
 99.9%  TOTAL INVESTMENTS                           1,052,039         1,321,526

  2.9%  COLLATERAL INVESTED
        FOR SECURITIES ON
        LOAN                                           38,046            38,046

(2.8)%  OTHER ASSETS AND
        LIABILITIES, NET                                                (36,453)
--------------------------------------------------------------------------------
100.0%  NET ASSETS                                                    1,323,119

                                                    NUMBER OF           VALUE
SECURITY                                             SHARES          ($ X 1,000)
COMMON STOCK 99.2% of net assets

AUTOMOBILES & COMPONENTS 0.5%
--------------------------------------------------------------------------------
Aftermarket Technology Corp. *                          2,511                 64
American Axle & Manufacturing
   Holdings, Inc.                                       5,300                 93
ArvinMeritor, Inc.                                      4,900                 82
Bandag, Inc.                                              700                 28
BorgWarner, Inc.                                        5,400                328
Collins & Aikman Corp. *                                1,400                 --
Cooper Tire & Rubber Co. (a)                            6,400                 81
Drew Industries, Inc. *                                 2,400                 86
Dura Automotive Systems, Inc.,
   Class A *                                           12,100                 30
Federal Screw Works                                       250                  4
Ford Motor Co. (a)                                    148,736              1,034
General Motors Corp. (a)                               45,386              1,038
Gentex Corp.                                            4,600                 68
Goodyear Tire & Rubber Co. (a)*                        12,500                175
Harley-Davidson, Inc. (a)                              25,500              1,296
Johnson Controls, Inc.                                 15,000              1,223
Lear Corp. (a)                                          5,800                137
Modine Manufacturing Co.                                3,700                107
Monaco Coach Corp.                                      1,200                 17
Proliance International, Inc. *                           872                  4
Sauer-Danfoss, Inc.                                     3,800                 89
Standard Motor Products, Inc.                           2,000                 16
Stoneridge, Inc. *                                      1,700                 12
Strattec Security Corp. *                               1,500                 57
Superior Industries International,
   Inc. (a)                                               800                 15
Tenneco Automotive, Inc. *                              4,480                108
Thor Industries, Inc.                                   4,500                227
TRW Automotive Holdings Corp. *                         7,800                173
Visteon Corp. *                                         5,451                 32
Winnebago Industries, Inc.                              2,600                 77
Zapata Corp. *                                          8,000                 57
                                                                     -----------
                                                                           6,758
BANKS 6.1%
--------------------------------------------------------------------------------
1st Source Corp.                                        1,571                 43
Abigail Adams National Bancorp                            550                  7
Accredited Home Lenders Holding
   Co. *                                                2,500                144
Aether Holdings, Inc. *                                 1,100                  5
Alabama National Bancorp                                1,600                110
Amcore Financial, Inc.                                  1,200                 36
Ameris Bancorp                                          1,800                 40
AmSouth Bancorp                                        28,403                822
Anchor Bancorp Wisconsin, Inc.                          3,100                 90
Arrow Financial Corp.                                   1,020                 28
Associated Banc-Corp.                                  15,500                524
Astoria Financial Corp.                                10,500                329
Bancfirst Corp.                                         1,000                 43
Bancorpsouth, Inc.                                      7,612                195

SCHWAB TOTAL STOCK MARKET INDEX FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                    NUMBER OF          VALUE
SECURITY                                             SHARES         ($ X 1,000)
BancTrust Financial Group, Inc.                         1,100                23
Bank Mutual Corp.                                       6,168                70
Bank of Hawaii Corp.                                    3,500               190
Bank of the Ozarks, Inc.                                2,800                95
BankAtlantic Bancorp, Inc., Class
   A                                                    2,200                33
BankUnited Financial Corp., Class
   A                                                    2,200                68
Banner Corp.                                            1,200                45
BB&T Corp.                                             46,386             1,992
Berkshire Bancorp, Inc.                                 3,600                58
Berkshire Hills Bancorp, Inc.                           1,400                48
BOK Financial Corp.                                     4,540               221
Boston Private Financial Holdings,
   Inc.                                                 2,129                71
Brookline Bancorp, Inc.                                 2,405                36
Bryn Mawr Bank Corp.                                    1,400                31
Camco Financial Corp.                                     700                10
Camden National Corp.                                     700                27
Capital City Bank Group, Inc.                           1,875                60
Capital Crossing Bank *                                 2,000                59
Capitol Bancorp Ltd.                                    1,500                62
Capitol Federal Financial                               6,920               233
Cascade Bancorp                                         2,655                77
Cathay General Bancorp                                  3,200               122
Catskill Litigation (b)*                                  500                --
Central Pacific Financial Corp.                         3,400               129
Century Bancorp Inc., Class A                             800                22
Charter Financial Corp.                                   900                34
CharterMac                                              3,900                75
Chemical Financial Corp.                                1,383                40
Chittenden Corp.                                        2,272                63
Citizens Banking Corp.                                  4,590               120
Citizens First Bancorp, Inc.                              700                22
Citizens South Banking Corp.                            1,000                12
City Holding Co.                                        1,800                65
City National Corp.                                     3,100               226
Coastal Financial Corp.                                 3,337                45
Columbia Banking System, Inc.                           1,951                66
Comerica, Inc.                                         13,496               768
Commerce Bancorp, Inc.                                 11,320               457
Commerce Bancshares, Inc.                              13,331               697
Commercial Capital Bancorp, Inc.                        5,362                84
Community Bank System, Inc.                             1,400                29
Community Trust Bancorp, Inc.                           2,487                83
Compass Bancshares, Inc.                               11,400               627
Corus Bankshares, Inc. (a)                              2,000               134
Countrywide Financial Corp.                            45,000             1,830
Cullen/Frost Bankers, Inc.                              3,300               191
CVB Financial Corp.                                     5,283                86
Dime Community Bancshares,
   Inc.                                                 3,375                48
Doral Financial Corp. (a)                               9,900                78
Downey Financial Corp.                                  2,000               144
East West Bancorp, Inc.                                 2,600               103
Exchange National Bancshares,
   Inc.                                                   750                23
F.N.B. Corp.                                            2,639                44
Fannie Mae                                             81,400             4,119
Fidelity Bankshares, Inc.                               2,899                93
Fifth Third Bancorp                                    42,601             1,722
First Bancorp.                                          4,200                45
First Busey Corp.                                       1,500                31
First Charter Corp.                                     3,500                83
First Citizens BancShares, Inc.,
   Class A                                                300                57
First Commonwealth Financial
   Corp. (a)                                            2,504                33
First Financial Bancorp                                 1,839                29
First Financial Bankshares, Inc.                        2,000                74
First Financial Corp. Indiana                             600                18
First Financial Holdings, Inc.                          1,400                45
First Horizon National Corp. (c)                       10,800               458
First Indiana Corp.                                     1,718                44
First M&F Corp.                                         1,000                38
First Merchants Corp.                                   1,041                26
First Midwest Bancorp, Inc. Illinois                    3,125               113
First Niagra Financial Group, Inc.                      7,670               107
First Oak Brook Bancshares, Inc.                        1,500                41
First Place Financial Corp.                             2,900                67
First Republic Bank                                     1,200                52
First United Corp.                                      2,200                50
FirstFed Financial Corp. *                                400                25
FirstMerit Corp.                                        7,300               179
Flagstar Bancorp, Inc.                                  6,200                99
Flushing Financial Corp.                                3,300                56
Freddie Mac                                            57,700             3,523
Fremont General Corp.                                   6,200               138
Frontier Financial Corp.                                1,050                35
Fulton Financial Corp.                                 14,060               231
Glacier Bancorp, Inc.                                   2,465                75
Golden West Financial Corp.                            23,800             1,710
Great Southern Bancorp, Inc.                            1,400                39
Greater Bay Bancorp                                     5,406               149
Hancock Holding Co.                                     2,100               104
Harbor Florida Bancshares, Inc.                         1,100                41
Harleysville National Corp.                             1,214                24
Heritage Financial Corp/WA                                735                19
Home Federal Bancorp                                      800                22
Horizon Financial Corp.                                 2,156                52
Hudson City Bancorp, Inc.                              48,731               653

SCHWAB TOTAL STOCK MARKET INDEX FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                    NUMBER OF          VALUE
SECURITY                                             SHARES         ($ X 1,000)
Huntington Bancshares, Inc.                            19,856               480
IBERIABANK Corp.                                          875                51
Independence Community Bank
   Corp.                                                6,600               277
Independent Bank Corp. Michigan                         1,717                47
Independent Bank Corp/Rockland                          1,000                32
   MA
IndyMac Bancorp, Inc.                                   3,400               164
Integra Bank Corp.                                      1,225                27
Interchange Financial Services
   Corp.                                                1,575                35
International Bancshares Corp.                          4,577               131
Irwin Financial Corp.                                   3,700                68
ITLA Capital Corp.                                        700                36
KeyCorp                                                34,300             1,311
Lakeland Financial Corp.                                1,100                50
M&T Bank Corp.                                          8,962             1,070
MAF Bancorp, Inc.                                       2,028                90
Main Street Banks, Inc.                                 1,000                28
MainSource Financial Group, Inc.                        1,653                29
Marshall & Ilsley Corp.                                19,650               898
MASSBANK Corp.                                          1,500                49
MB Financial, Inc.                                      1,800                64
Mercantile Bankshares Corp.                             8,361               314
Merchants Bancshares, Inc.                                750                18
MGIC Investment Corp.                                   9,300               657
Mid-State Bancshares                                    3,500                97
Midwest Banc Holdings, Inc.                             1,300                30
MutualFirst Financial, Inc.                             2,000                42
Nara Bancorp, Inc.                                      4,000                75
National City Corp.                                    56,821             2,097
National Penn Bancshares, Inc.                          1,415                28
NBT Bancorp., Inc.                                      1,400                31
Netbank, Inc.                                           3,300                23
New York Community Bancorp,
   Inc.                                                22,697               391
NewMil Bancorp, Inc.                                    1,000                40
North Fork Bancorp, Inc.                               38,411             1,157
North Valley Bancorp                                    1,500                25
Northrim BanCorp, Inc.                                  2,500                61
Northway Financial, Inc.                                  200                 8
Northwest Bancorp, Inc.                                 5,000               125
Oak Hill Financial, Inc.                                1,000                28
OceanFirst Financial Corp.                              1,050                24
Ocwen Financial Corp. *                                 5,920                65
Old National Bancorp                                    6,244               129
Omega Financial Corp.                                   1,000                32
Oriental Financial Group, Inc.                          1,663                22
PAB Bankshares, Inc.                                      700                15
Pacific Capital Bancorp.                                2,844                95
Park National Corp.                                       845                85
Partners Trust Financial Group,
   Inc.                                                 3,970                47
Pennfed Finance Services, Inc.                          4,000                72
People's Bank                                          12,375               405
Peoples Financial Corp.                                 3,000                66
PFF Bancorp, Inc.                                       1,680                58
Pinnacle Financial Partners, Inc. *                       475                14
PNC Financial Services Group,
   Inc.                                                24,500             1,751
Popular, Inc.                                          21,700               449
Prosperity Bancshares, Inc.                             2,400                78
Provident Bankshares Corp.                              1,657                58
Provident Financial Holdings, Inc.                        750                22
Provident Financial Services, Inc.                        917                17
R&G Financial Corp., Class B                            2,550                27
Radian Group, Inc.                                      6,702               420
Regions Financial Corp.                                39,314             1,435
Renasant Corp.                                            750                28
Republic Bancorp, Inc.                                  5,648                65
Republic Bancorp, Inc., Class A                         1,735                36
S&T Bancorp, Inc.                                       1,400                50
Sandy Spring Bancorp, Inc.                              2,900               103
Santander BanCorp                                       4,686               109
Seacoast Banking Corp of Florida                        1,980                55
Shore Bancshares, Inc.                                    500                19
Simmons First National Corp.,
   Class A                                              1,000                29
Sky Financial Group, Inc.                               8,510               220
Southwest Bancorp, Inc.                                 3,300                74
Sovereign Bancorp, Inc.                                28,942               642
State Bancorp, Inc.                                     1,058                17
Sterling Bancorp                                        1,918                40
Sterling Bancshares, Inc. Texas                         2,100                35
Sterling Financial Corp.
   Pennsylvania                                         1,562                33
Sterling Financial Corp.
   Washington                                           1,827                59
Suffolk Bancorp                                         2,400                73
Sun Bancorp, Inc.,NJ *                                  3,472                63
SunTrust Banks, Inc.                                   31,842             2,462
Susquehanna Bancshares, Inc.                            3,168                76
SVB Financial Group *                                   2,200               112
SY Bancorp, Inc.                                        1,400                37
Synovus Financial Corp.                                24,600               689
TCF Financial Corp.                                    13,600               365
TD Banknorth, Inc.                                     11,496               341

SCHWAB TOTAL STOCK MARKET INDEX FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                    NUMBER OF          VALUE
SECURITY                                             SHARES         ($ X 1,000)
Texas Regional Bancshares, Inc.,
   Class A                                              2,558                73
TF Financial Corp.                                        700                21
The Colonial BancGroup, Inc.                           10,100               262
The First of Long Island Corp.                          2,000                84
The PMI Group, Inc.                                     8,100               374
The South Financial Group, Inc.                         4,500               122
Timberland Bancorp, Inc.                                1,000                29
Tompkins Trustco, Inc.                                    847                40
Triad Guaranty, Inc. *                                  1,700                93
TriCo Bancshares                                          400                11
Trustco Bank Corp. NY (a)                               2,857                33
Trustmark Corp.                                         4,300               135
U.S. Bancorp                                          158,531             4,984
UCBH Holdings, Inc.                                     9,400               166
UMB Financial Corp.                                     1,787               121
Umpqua Holdings Corp. (a)                                 343                 9
Union Bankshares Corp.                                    700                29
UnionBanCal Corp.                                      20,100             1,409
United Bankshares, Inc.                                 3,400               124
United Community Banks, Inc.
   Georgia                                              3,750               111
USB Holding Co., Inc.                                   1,958                44
Valley National Bancorp                                 8,143               212
W Holding Co., Inc.                                    11,938                89
Wachovia Corp.                                        138,300             8,277
Washington Federal, Inc.                                7,942               190
Washington Mutual, Inc.                                78,449             3,535
Washington Trust Bancorp, Inc.                          1,000                26
Webster Financial Corp.                                 3,790               178
Wells Fargo & Co.                                     137,577             9,450
WesBanco, Inc.                                          3,200                99
West Coast Bancorp                                      1,200                35
Westamerica Bancorp                                     1,700                87
Whitney Holding Corp.                                   6,675               237
Willow Grove Bancorp, Inc.                              1,596                28
Wilmington Trust Corp.                                  5,700               252
Wintrust Financial Corp.                                1,800                93
WSFS Financial Corp.                                    1,000                63
Zions Bancorp                                           7,725               641
                                                                    -----------
                                                                         80,079
CAPITAL GOODS 8.2%
-------------------------------------------------------------------------------
3D Systems Corp. *                                      1,400                32
3M Co.                                                 65,000             5,553
A.O. Smith Corp.                                        1,300                62
Aaon, Inc. *                                            4,075               112
AAR Corp. *                                             2,500                67
Actuant Corp., Class A                                  2,840               182
Acuity Brands, Inc.                                     5,200               215
Aerosonic Corp. *                                         300                 3
AGCO Corp. *                                            3,762                89
Alamo Group, Inc.                                         500                11
Albany International Corp., Class
   A                                                    3,918               153
Alliant Techsystems, Inc. (a)*                          2,437               195
Allied Defense Group, Inc. *                              500                11
American Power Conversion
   Corp.                                               16,600               369
American Science & Engineering,
   Inc. *                                                 500                43
American Standard Cos., Inc.                           17,900               779
American Superconductor Corp.
   (a)*                                                   700                 8
American Woodmark Corp.                                 1,000                35
Ameron International Corp.                                900                59
Ametek, Inc.                                            4,200               207
Ampco-Pittsburgh Corp.                                  2,800                82
Apogee Enterprises, Inc.                                1,200                20
Applied Industrial Technologies,
   Inc.                                                 4,350               181
Armor Holdings, Inc. *                                    500                31
Artesyn Technologies, Inc. *                            1,100                12
Astronics Corp. *                                       1,250                18
Aviall, Inc. *                                          2,500                94
Badger Meter, Inc.                                      2,000               123
Baldor Electric Co.                                     3,800               126
BE Aerospace, Inc. *                                    1,100                29
BMC Industries, Inc. (b)*                               2,100                --
Briggs & Stratton Corp.                                 3,500               118
C&D Technologies, Inc.                                  4,500                36
Capstone Turbine Corp. (a)*                             2,600                10
Carlisle Cos., Inc.                                     1,600               135
Cascade Corp.                                           4,400               183
Caterpillar, Inc.                                      53,800             4,075
Chase Corp.                                               100                 1
CIRCOR International, Inc.                              3,750               114
Clarcor, Inc.                                           3,400               119
Columbus McKinnon Corp. *                               2,400                64
Cooper Industries Ltd., Class A                        11,200             1,024
Crane Co.                                               5,000               211
Cummins, Inc. (a)                                       3,900               408
Curtiss-Wright Corp.                                      600                20
Danaher Corp.                                          24,000             1,539
Deere & Co.                                            19,000             1,668
Distributed Energy Systems Corp.
   *                                                    1,400                 9
Donaldson Co., Inc.                                     3,800               126
Dover Corp.                                            16,700               831
DRS Technologies, Inc.                                  2,357               131
Ducommun, Inc. *                                        4,300               103
Eaton Corp.                                            12,600               966

SCHWAB TOTAL STOCK MARKET INDEX FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                    NUMBER OF          VALUE
SECURITY                                             SHARES         ($ X 1,000)
Electro Rent Corp. *                                    5,100                82
ElkCorp.                                                3,450               105
EMCOR Group, Inc. *                                     3,900               195
Emerson Electric Co.                                   35,000             2,973
Encore Wire Corp. (a)*                                  3,000               126
Energy Conversion Devices, Inc.
   (a)*                                                   600                30
ESCO Technologies, Inc. *                               2,800               142
Esterline Technologies Corp. *                          2,400               106
Evergreen Solar, Inc. *                                 1,000                14
Fastenal Co.                                           13,200               618
Federal Signal Corp.                                    2,800                52
Flow International Corp. *                                900                12
Flowserve Corp. *                                       3,900               224
Fluor Corp.                                             5,600               520
Foster Wheeler Ltd. *                                   5,200               232
Franklin Electric Co., Inc.                             1,300                76
FuelCell Energy, Inc. (a)*                              1,200                16
Gardner Denver, Inc. *                                  1,700               127
GATX Corp.                                              4,000               187
GenCorp, Inc. (a)*                                      2,500                49
General Cable Corp. *                                   4,700               148
General Dynamics Corp.                                 31,400             2,060
General Electric Co. (c)                              834,466            28,864
Genlyte Group, Inc. *                                   3,200               221
Global Power Equipment Group,
   Inc. *                                               1,000                 4
Goodrich Corp.                                          8,404               374
Graco, Inc.                                             7,012               328
GrafTech International, Ltd. *                          2,100                14
Granite Construction, Inc.                              4,850               225
Hardinge, Inc.                                          1,800                29
Harsco Corp.                                            3,100               258
Hawk Corp., Class A *                                   1,800                27
Heico Corp., Class A                                    2,286                63
Herley Industries, Inc. *                               4,000                85
Hexcel Corp. *                                          2,000                44
Honeywell International, Inc.                          71,062             3,020
Hubbell, Inc., Class B                                  3,800               196
Huttig Building Products, Inc. *                          811                 7
IDEX Corp.                                              3,150               160
II-VI, Inc. *                                           3,800                82
Illinois Tool Works, Inc.                              25,850             2,655
Ingersoll-Rand Co., Class A                            27,400             1,199
Insituform Technologies, Inc.,
   Class A *                                            1,300                33
Integrated Electrical Services, Inc.
   *                                                    1,800                 2
ITT Industries, Inc.                                   17,400               978
Jacobs Engineering Group, Inc. *                        3,800               314
Jacuzzi Brands, Inc. *                                  4,500                44
JLG Industries, Inc.                                    8,600               247
Joy Global, Inc.                                       19,350             1,271
Kadant, Inc. *                                              1                --
Kaydon Corp.                                            3,300               142
Kennametal, Inc.                                        4,000               247
L-3 Communications Holdings,
   Inc.                                                 9,100               743
Ladish Co., Inc. *                                      1,300                46
Lawson Products, Inc.                                   2,000                85
Lennox International, Inc.                              4,771               156
Lincoln Electric Holdings, Inc.                         3,900               214
Lockheed Martin Corp.                                  37,052             2,812
Magnetek, Inc. *                                        1,500                 6
Masco Corp.                                            35,800             1,142
McDermott International, Inc. *                         5,000               304
Medis Technologies Ltd. (a)*                            1,110                33
Merrimac Industries, Inc. *                               600                 5
Michael Baker Corp. *                                     500                14
Microvision, Inc. (a)*                                    900                 3
Middleby Corp. *                                        3,500               309
Modtech Holdings, Inc. *                                1,000                10
Moog, Inc., Class A *                                   5,287               198
MSC Industrial Direct Co., Class A                      4,300               223
Mueller Industries, Inc.                                1,700                64
NACCO Industries, Inc., Class A                         1,300               209
Navistar International Corp. *                          6,900               182
NCI Building Systems, Inc. *                            2,900               188
Nordson Corp.                                           4,000               214
Northrop Grumman Corp.                                 30,032             2,009
Omega Flex, Inc. *                                        700                12
Orbital Sciences Corp. *                                4,600                72
Oshkosh Truck Corp.                                     9,000               551
PACCAR, Inc.                                           14,100             1,014
Pall Corp.                                             10,900               329
Parker Hannifin Corp.                                  11,000               892
Pentair, Inc.                                           9,500               364
Plug Power, Inc. (a)*                                   2,248                14
Powell Industries, Inc. *                               1,000                25
Power-One, Inc. *                                       6,000                42
Precision Castparts Corp.                              10,302               649
Quanta Services, Inc. *                                 8,900               144
Quipp, Inc.                                               900                 9
Quixote Corp.                                           1,300                27
Raven Industries, Inc.                                  2,800               114
Raytheon Co.                                           34,900             1,545
Regal Beloit Corp.                                      2,500               117
Rockwell Automation, Inc.                              15,700             1,138

SCHWAB TOTAL STOCK MARKET INDEX FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                    NUMBER OF          VALUE
SECURITY                                             SHARES         ($ X 1,000)
Rockwell Collins, Inc.                                 13,100               749
Roper Industries, Inc.                                  6,500               309
Rush Enterprises, Inc., Class B *                         500                 9
Sequa Corp., Class A *                                  2,800               238
Simpson Manufacturing Co., Inc.                         3,200               128
SPX Corp.                                               8,610               471
Standex International Corp.                             3,000                86
Stantec, Inc. *                                           845                33
Stewart & Stevenson Services,
   Inc.                                                 1,000                35
Taser International, Inc. (a)*                          1,700                18
Tecumseh Products Co., Class A                          3,200                73
Teledyne Technologies, Inc. *                          12,157               443
Teleflex, Inc.                                          4,300               281
Tennant Co.                                             2,100               107
Terex Corp. *                                           3,700               320
Textron, Inc.                                          11,800             1,061
The Boeing Co.                                         68,800             5,741
The Gorman-Rupp Co.                                     2,875                75
The Greenbrier Cos., Inc.                               1,600                64
The Manitowoc Co., Inc.                                 5,800               288
The Shaw Group, Inc. *                                  2,000                61
The Timken Co.                                          6,600               230
Thomas & Betts Corp. *                                  7,300               416
Titan International, Inc.                                 800                15
Toro Co.                                                4,100               203
Transtechnology Corp. *                                   500                 5
Tredegar Corp.                                          2,600                42
Trinity Industries, Inc.                                1,100                70
Triumph Group, Inc. *                                   1,200                57
Tyco International Ltd.                               119,100             3,138
United Industrial Corp.                                 1,200                79
United Rentals, Inc. *                                  5,900               210
United Technologies Corp.                              84,068             5,280
UQM Technologies, Inc. *                                1,500                 8
URS Corp. *                                             3,700               159
USG Corp. (a)*                                          3,900               417
Valence Technology, Inc. (a)*                           1,400                 4
Valmont Industries, Inc.                                1,900               102
Vicor Corp.                                             4,200                87
W.W. Grainger, Inc.                                     7,300               562
Wabash National Corp.                                   2,500                45
Wabtec Corp.                                            2,828               103
Walter Industries, Inc.                                 1,900               126
Watsco, Inc.                                            3,400               216
Watts Water Technologies, Inc.,
   Class A                                              1,000                34
WESCO International, Inc. *                             4,800               360
Wolverine Tube, Inc. *                                  1,000                 3
Woodward Governor Co.                                   1,500                51
Xanser Corp. *                                          1,400                 6
                                                                    -----------
                                                                        108,864
COMMERCIAL SERVICES & SUPPLIES 1.4%
-------------------------------------------------------------------------------
A.T. Cross Co., Class A *                               2,400                13
ABM Industries, Inc.                                    4,900                84
Adesa, Inc.                                             8,200               209
Administaff, Inc.                                       2,800               162
Allied Waste Industries, Inc. *                        26,600               377
Ambassadors International, Inc.                         1,700                42
American Locker Group, Inc. *                             500                 3
American Reprographics Co. *                            4,000               142
Angelica Corp.                                          2,500                51
ARAMARK Corp., Class B                                 14,800               416
Avery Dennison Corp.                                    9,700               606
Banta Corp.                                             2,700               137
Bowne & Co., Inc.                                       4,200                66
Brady Corp., Class A                                    1,400                50
Casella Waste Systems, Inc.,
   Class A *                                            2,500                39
CDI Corp.                                               3,700               105
Cendant Corp.                                          83,720             1,459
Cenveo, Inc. *                                          1,300                22
ChoicePoint, Inc. *                                     6,900               304
Cintas Corp.                                           15,350               644
Compx International, Inc.                                 800                13
Consolidated Graphics, Inc. *                           3,900               204
Copart, Inc. *                                          6,550               176
Cornell Cos., Inc. *                                    2,100                28
Corrections Corp. of America *                          3,828               172
CoStar Group, Inc. *                                      800                45
CRA International, Inc. *                               2,500               122
Deluxe Corp.                                            3,800                91
DiamondCluster International,
   Inc., Class A *                                      1,000                10
Duratek, Inc. *                                         4,000                87
Ennis, Inc.                                             4,500                89
Equifax, Inc.                                          11,800               455
Exponent, Inc. *                                        3,000                98
First Consulting Group, Inc. *                          1,800                14
FTI Consulting, Inc. *                                  2,700                78
G&K Services, Inc., Class A                             1,600                66
GP Strategies Corp. *                                   1,500                11
HA-LO Industries, Inc. (b)*                             2,100                --
Healthcare Services Group                               5,625               120
Heidrick & Struggles International,
   Inc. *                                               3,100               112
Herman Miller, Inc.                                     5,700               175
HNI Corp.                                               4,000               212
Hudson Highland Group, Inc. *                             720                14
ICT Group, Inc. *                                         500                12

SCHWAB TOTAL STOCK MARKET INDEX FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                    NUMBER OF          VALUE
SECURITY                                             SHARES         ($ X 1,000)
IKON Office Solutions, Inc.                            12,500               165
John H. Harland Co.                                     3,500               145
Kelly Services, Inc., Class A                           3,200                89
Kforce, Inc. *                                            405                 6
Korn/Ferry International *                              3,600                76
Labor Ready, Inc. *                                     3,500                92
Learning Tree International, Inc. *                     1,400                16
M&F Worldwide Corp. *                                   1,200                17
Manpower, Inc.                                          6,991               455
McGrath Rentcorp                                        1,600                43
Mine Safety Appliances Co.                              2,700               113
Mobile Mini, Inc. *                                     1,200                40
Monster Worldwide, Inc. *                               9,800               562
Multi-Color Corp.                                         750                24
Navigant Consulting, Inc. *                             5,000               105
NCO Group, Inc. *                                       2,701                58
On Assignment, Inc. *                                   1,700                22
PHH Corp. *                                             4,186               117
Pitney Bowes, Inc.                                     20,000               837
R.R. Donnelley & Sons Co.                              17,000               573
RemedyTemp, Inc., Class A *                             1,200                15
Republic Services, Inc.                                17,700               779
Resources Connection, Inc. *                            6,200               167
Robert Half International, Inc.                        14,000               592
Rollins, Inc.                                           6,675               135
School Specialty, Inc. *                                1,600                58
Sitel Corp. *                                           2,800                12
SOURCECORP, Inc. *                                      3,600                89
Spherion Corp. *                                        4,330                46
Spherix, Inc. *                                           500                 1
Steelcase Inc., Class A                                11,500               215
Stericycle, Inc. *                                      3,200               211
TeleTech Holdings, Inc. *                               5,000                64
Tetra Tech, Inc. *                                     12,031               234
The Advisory Board Co. *                                1,000                56
The Brink's Co.                                         5,600               284
The Corporate Executive Board
   Co.                                                  2,700               289
The Dun & Bradstreet Corp. *                           12,140               935
The Geo Group, Inc. *                                   3,800               136
The Standard Register Co.                               4,100                56
TRC Cos., Inc. *                                        1,350                17
United Stationers, Inc. *                               2,900               156
Viad Corp.                                              3,625               119
Volt Information Sciences, Inc. *                       2,100                66
Waste Connections, Inc. *                               5,250               202
Waste Industries USA, Inc.                              1,500                30
Waste Management, Inc.                                 48,100             1,802
Watson Wyatt & Co., Holdings                            4,600               152
West Corp. *                                            4,500               208
Westaff, Inc. *                                         2,000                 8
                                                                    -----------
                                                                         18,024
CONSUMER DURABLES & APPAREL 1.7%
-------------------------------------------------------------------------------
American Greetings Corp., Class
   A                                                    8,500               191
Applica, Inc. *                                         3,100                12
Beazer Homes USA, Inc.                                  2,553               147
Black & Decker Corp.                                    7,100               665
Blount International, Inc. *                            1,200                19
Blyth, Inc.                                             4,800                99
Boyds Collection Ltd. *                                 2,200                 2
Brookfield Homes Corp. (a)                              3,074               143
Brown Shoe Co., Inc.                                    1,950                74
Brunswick Corp.                                         7,400               290
Callaway Golf Co.                                       5,600                89
Carter's, Inc. *                                        2,500               168
Cavco Industries, Inc. *                                  410                18
Centex Corp.                                           10,700               595
Champion Enterprises, Inc. *                            4,700                72
Chromcraft Revington, Inc. *                            1,300                17
Coach, Inc. *                                          32,008             1,057
Columbia Sportswear Co. (a)*                            4,350               221
Craftmade International, Inc.                           2,800                51
CSS Industries, Inc.                                      900                27
D.R. Horton, Inc.                                      24,604               739
DGSE Cos, Inc. *                                          700                 2
Dominion Homes, Inc. *                                    500                 5
Eastman Kodak Co. (a)                                  22,700               612
Ethan Allen Interiors, Inc.                             4,200               189
Flexsteel Industries, Inc.                                600                 8
Foamex International, Inc. *                            2,600                 9
Fortune Brands, Inc.                                   11,500               923
Fossil, Inc. *                                          2,962                48
Furniture Brands International,
   Inc. (a)                                             4,700               108
Garmin Ltd.                                             5,000               432
Hampshire Group Ltd. *                                  2,000                41
Harman International Industries,
   Inc.                                                 6,800               598
Hasbro, Inc.                                           14,500               286
Hovnanian Enterprises, Inc.,
   Class A *                                            3,700               147
Interface, Inc., Class A *                              3,300                42
Jarden Corp. *                                          2,475                84
Jones Apparel Group, Inc.                              12,156               418
K-Swiss, Inc., Class A                                  2,400                69
K2, Inc. *                                              1,700                20

SCHWAB TOTAL STOCK MARKET INDEX FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                    NUMBER OF          VALUE
SECURITY                                             SHARES         ($ X 1,000)
KB Home                                                 7,800               480
Kellwood Co.                                            2,900                93
Kenneth Cole Productions, Inc.,
   Class A                                              3,100                79
Kimball International, Inc., Class B                    3,600                55
Knape & Vogt Manufacturing Co.                          2,200                41
Leggett & Platt, Inc.                                  16,200               430
Lennar Corp., Class A                                  12,190               670
Lenox Group, Inc. *                                     3,300                45
Levitt Corp., Class A                                     550                11
Liz Claiborne, Inc.                                     8,600               336
M.D.C. Holdings, Inc.                                   1,903               110
M/I Homes, Inc.                                         1,800                78
Marine Products Corp.                                     405                 4
MarineMax, Inc. *                                         800                26
Marvel Entertainment, Inc. *                           11,700               228
Mattel, Inc.                                           34,300               555
Meade Instruments Corp. *                                 800                 2
Meritage Homes Corp. *                                  1,000                66
Mestek, Inc. *                                            700                10
Mity Enterprises, Inc. *                                  600                11
Mohawk Industries, Inc. *                               4,819               386
Movado Group, Inc.                                      3,300                65
Nautilus Group, Inc.                                    4,125                68
Newell Rubbermaid, Inc.                                23,900               655
Nike, Inc., Class B                                    20,700             1,694
NVR, Inc. *                                               500               378
Oakley, Inc.                                            6,700               122
Oneida Ltd. *                                             700                --
Palm Harbor Homes, Inc. (a)*                            2,700                58
Phillips-Van Heusen Corp.                               4,300               173
Polaris Industries, Inc.                                3,200               153
Polaroid Corp. (b)*                                     3,800                --
Polo Ralph Lauren Corp.                                 7,500               455
Pulte Homes, Inc.                                      20,244               756
Quiksilver, Inc. *                                      4,000                55
RC2 Corp. *                                             2,200                87
Recoton Corp. *                                           500                --
Russ Berrie & Co., Inc. *                               1,000                13
Russell Corp.                                           2,600                47
Salton, Inc. *                                          1,100                 3
SCP Pool Corp.                                          5,662               265
Skechers U.S.A., Inc., Class A *                        6,500               178
Skyline Corp.                                           2,600               102
Snap-On, Inc.                                           4,000               166
SONICblue, Inc. *                                       2,600                --
Standard Pacific Corp.                                  4,800               152
Stanley Furniture Co., Inc.                             5,200               141
Steven Madden Ltd. *                                    1,800                96
Stride Rite Corp.                                       2,900                41
Superior Uniform Group, Inc.                            1,600                19
Tandy Brands Accessories, Inc.                          1,000                10
Tarragon Corp.                                          4,422                79
Technical Olympic USA, Inc.                             2,812                59
Tempur-Pedic International, Inc.
   (a)*                                                 8,000               126
The Fairchild Corp., Class A *                          3,100                 7
The Ryland Group, Inc.                                  3,700               234
The Stanley Works                                       6,600               345
The Warnaco Group, Inc. *                               2,500                56
The Yankee Candle Co., Inc.                             3,700               112
Timberland Co., Class A *                               2,800                95
Toll Brothers, Inc. *                                  11,200               360
Tupperware Corp.                                        4,800               101
Unifi, Inc. *                                           1,900                 6
Unifirst Corp.                                          3,900               121
Uniroyal Technology Corp *                              1,100                --
Universal Electronics, Inc. *                           2,200                38
VF Corp.                                               13,500               826
Virco Manufacturing Corp. *                             1,170                 6
WCI Communities, Inc. *                                 3,800                97
Whirlpool Corp.                                         6,849               615
Wolverine World Wide, Inc.                              7,800               194
                                                                    -----------
                                                                         21,882
CONSUMER SERVICES 2.3%
-------------------------------------------------------------------------------
Ambassadors Groups, Inc.                                3,400                91
Ameristar Casinos, Inc.                                 3,400                84
Apollo Group, Inc., Class A (a)*                       14,550               795
Applebee's International, Inc.                          7,912               184
Aztar Corp. *                                           1,900                90
Bally Technologies, Inc. (a)*                           3,000                54
Bally Total Fitness Holding Corp.
   (a)*                                                 6,500                59
Bob Evans Farms, Inc.                                   2,200                64
Boyd Gaming Corp.                                       7,800               389
Bright Horizons Family Solutions,
   Inc. *                                               2,600               103
Brinker International, Inc.                             6,900               270
Buca, Inc. *                                            1,100                 6
Career Education Corp. *                                8,614               318
Carnival Corp.                                         50,000             2,341
CBRL Group, Inc. (a)                                    3,300               134
CEC Entertainment, Inc. *                               2,025                71
Cedar Fair L.P.                                         5,300               149
Choice Hotels International, Inc.                       6,800               364
Churchill Downs, Inc.                                     900                34
CKE Restaurants, Inc.                                   4,800                76
Corinthian Colleges, Inc. *                             9,200               137
CPI Corp.                                                 400                 8
Darden Restaurants, Inc.                               13,300               527
DeVry, Inc. *                                           4,800               124

SCHWAB TOTAL STOCK MARKET INDEX FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                    NUMBER OF          VALUE
SECURITY                                             SHARES         ($ X 1,000)
Domino's Pizza, Inc.                                    5,100               134
Dover Downs Gaming &
   Entertainment, Inc.                                  3,266                84
Dover Motorsports, Inc.                                 1,400                 8
Education Management Corp. *                            5,900               251
Empire Resorts, Inc. *                                    500                 3
Gaylord Entertainment Co. *                             2,625               116
GTECH Holdings Corp.                                    9,400               321
H&R Block, Inc.                                        26,300               600
Harrah's Entertainment, Inc. (a)                       15,273             1,247
Hilton Hotels Corp. (a)                                32,926               887
IHOP Corp.                                              3,000               144
International Game Technology                          29,100             1,104
International Speedway Corp.,
   Class A                                              3,245               160
Interstate Hotels & Resorts, Inc. *                        82                --
Isle of Capri Casinos, Inc. *                           4,400               137
ITT Educational Services, Inc. *                        6,000               381
Jack in the Box, Inc. *                                 4,200               176
Jackson Hewitt Tax Service, Inc.                        3,000                90
Kerzner International Ltd. *                            1,700               133
Krispy Kreme Doughnuts, Inc. (a)*                       2,100                18
Landry's Restaurants, Inc.                              1,800                64
Las Vegas Sands Corp. *                                17,000             1,102
Laureate Education, Inc. *                              4,700               235
Life Time Fitness, Inc. *                               2,500               114
Lone Star Steakhouse & Saloon,
   Inc.                                                 4,400               120
Luby's, Inc. *                                          1,400                17
Marriott International, Inc., Class
   A                                                   18,700             1,366
Matthews International Corp.,
   Class A                                              1,900                66
McDonald's Corp.                                      105,300             3,640
MGM Mirage *                                           22,500             1,010
MTR Gaming Group, Inc. *                                2,300                23
Multimedia Games, Inc. *                                1,500                21
Nobel Learning Communities, Inc.
   *                                                      500                 5
O'Charley's, Inc. *                                       400                 7
Orient-Express Hotels Ltd., Class
   A                                                    1,600                66
OSI Restaurant Partners, Inc.                           7,000               299
P.F. Chang's China Bistro, Inc. *                         800                34
Panera Bread Co., Class A *                               800                59
Papa John's International, Inc. *                       3,400               114
Penn National Gaming, Inc. *                            9,800               399
Pre-Paid Legal Services, Inc. (a)                       3,600               122
RARE Hospitality International,
   Inc. *                                               3,325               103
Regis Corp.                                             3,900               137
Royal Caribbean Cruises, Ltd.                          16,500               690
Ruby Tuesday, Inc.                                      5,600               167
Ryan's Restaurant Group, Inc. *                         2,250                30
Scientific Games Corp., Class A *                       6,500               248
Service Corp. International                            24,100               194
Shuffle Master, Inc. (a)*                               2,812               104
Six Flags, Inc. (a)*                                    7,500                69
Smith & Wollensky Restaurant
   Group, Inc. *                                          900                 5
Sonic Corp. *                                           5,312               180
Sotheby's Holdings, Inc., Class A
   *                                                    5,438               163
Speedway Motorsports, Inc.                              4,800               183
Starbucks Corp. *                                      62,600             2,333
Starwood Hotels & Resorts
   Worldwide, Inc.                                     17,730             1,017
Station Casinos, Inc.                                   4,650               358
Stewart Enterprises, Inc., Class A                      7,200                42
Strayer Education, Inc.                                   700                73
The Cheesecake Factory, Inc. *                          2,887                91
The ServiceMaster Co.                                  22,900               276
The Steak n Shake Co. *                                 1,580                30
Triarc Cos., Class B                                    4,400                73
Vail Resorts, Inc. *                                    3,800               143
Vertrue, Inc. *                                         4,500               185
Weight Watchers International,
   Inc.                                                 8,700               429
Wendy's International, Inc.                            10,300               636
Wynn Resorts, Ltd. (a)*                                 4,000               304
YUM! Brands, Inc.                                      24,000             1,240
                                                                    -----------
                                                                         30,852
DIVERSIFIED FINANCIALS 8.6%
-------------------------------------------------------------------------------
A.G. Edwards, Inc.                                      5,900               312
Actrade Financial Technologies
   Ltd. (b)*                                            1,000                --
Advanta Corp., Class A                                  7,400               259
Affiliated Managers Group, Inc. *                       1,800               182
AllianceBernstein Holding LP                            7,700               496
American Express Co.                                  105,150             5,658
AmeriCredit Corp. *                                    12,300               372
Ameriprise Financial, Inc.                             21,030             1,031
Asset Acceptance Capital Corp. *                        2,500                52
Asta Funding, Inc.                                      2,000                73
Bank of America Corp. (c)                             381,577            19,048
Bay View Capital Corp. *                                  506                10

SCHWAB TOTAL STOCK MARKET INDEX FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                    NUMBER OF           VALUE
SECURITY                                             SHARES         ($ X 1,000)
BlackRock, Inc., Class A                                3,400               515
Capital One Financial Corp.                            23,710             2,054
Cash America International, Inc.                        2,500                82
CBOT Holdings, Inc., Class A (a)*                       1,900               201
Chicago Mercantile Exchange
   Holdings, Inc.                                       2,200             1,008
CIT Group, Inc.                                        18,600             1,005
Citigroup, Inc. (c)                                   412,286            20,594
CompuCredit Corp. *                                     4,400               176
Credit Acceptance Corp. *                               2,400                59
E*TRADE Financial Corp. *                              31,835               792
Eaton Vance Corp. (a)                                  11,600               330
Federated Investors, Inc., Class B                      9,950               349
Financial Federal Corp.                                 1,200                34
Franklin Resources, Inc.                               20,600             1,918
GAMCO Investors, Inc., Class A                            700                27
Greenhill & Co., Inc.                                   2,500               177
IntercontinentalExchange, Inc. *                        2,600               185
International Securities Exchange,
   Inc. (a)                                             3,000               132
Investment Technology Group,
   Inc. *                                               4,750               252
Investors Financial Services Corp.                      5,500               263
Janus Capital Group, Inc. (a)                          19,200               374
Jefferies Group, Inc.                                   4,100               272
JPMorgan Chase & Co.                                  295,944            13,430
Knight Capital Group, Inc., Class
   A *                                                  9,700               163
LaBranche & Co., Inc. (a)*                              2,400                34
Legg Mason, Inc.                                       10,050             1,191
Lehman Brothers Holdings, Inc.                         23,872             3,608
Leucadia National Corp.                                 7,704               468
Mellon Financial Corp.                                 35,800             1,347
Merrill Lynch & Co., Inc.                              79,800             6,086
MicroFinancial, Inc.                                    1,900                 7
Moody's Corp.                                          26,600             1,650
Morgan Stanley                                         90,300             5,806
Nasdaq Stock Market, Inc. *                             4,200               157
Nelnet, Inc., Class A *                                 4,500               175
NextCard, Inc. (b)*                                     2,600                --
Northern Trust Corp.                                   18,500             1,090
Nuveen Investments, Inc., Class A                       7,300               351
NYSE Group, Inc. *                                      3,500               232
Piper Jaffray Cos. Inc. *                                 950                66
Portfolio Recovery Associates,
   Inc. *                                               2,000               103
Raymond James Financial, Inc.                          10,350               314
Resource America, Inc., Class A                         2,000                40
SEI Investments Co.                                     9,700               417
Siebert Financial Corp. *                               2,900                 8
SLM Corp.                                              37,300             1,972
State Street Corp.                                     28,000             1,829
Student Loan Corp.                                      1,700               354
SWS Group, Inc.                                         1,141                31
T. Rowe Price Group, Inc.                              10,700               901
TD Ameritrade Holding Corp. *                          42,400               787
The Bank of New York Co., Inc.                         63,000             2,215
The Bear Stearns Cos., Inc.                            13,620             1,941
The Charles Schwab Corp. (d)                          111,120             1,989
The First Marblehead Corp. (a)                          5,000               241
The Goldman Sachs Group, Inc.                          38,700             6,203
Waddell & Reed Financial, Inc.,
   Class A                                              7,250               171
Westwood Holdings Group, Inc.                             285                 6
World Acceptance Corp. *                                1,000                29
                                                                    -----------
                                                                        113,704
ENERGY 9.0%
-------------------------------------------------------------------------------
Alliance Resource Partners L.P.                         3,400               144
Alon USA Energy, Inc.                                   3,700                99
Amerada Hess Corp. *                                    6,400               917
Anadarko Petroleum Corp.                               19,530             2,047
Apache Corp.                                           25,772             1,831
APCO Argentina, Inc.                                      200                16
Arch Coal, Inc.                                         3,500               332
Atlas America, Inc. *                                   1,780                90
ATP Oil & Gas Corp. *                                   1,600                73
Atwood Oceanics, Inc. *                                 2,400               128
Baker Hughes, Inc.                                     28,300             2,288
Basic Energy Services, Inc. *                           3,000               100
Berry Petroleum Co., Class A                            2,000               147
BJ Services Co.                                        28,600             1,088
Boardwalk Pipeline Partners, LP
   (a)                                                    300                 7
BP Prudhoe Bay Royalty Trust (a)                        2,200               160
Bristow Group, Inc. *                                   3,600               129
Buckeye Partners L.P. (a)                               3,400               147
Cabot Oil & Gas Corp.                                  13,600               670
CARBO Ceramics, Inc.                                    1,900               110
Chesapeake Energy Corp.                                19,200               608
ChevronTexaco Corp.                                   178,939            10,919
Cimarex Energy Co.                                      5,508               237
CNX Gas Corp. *                                        12,000               342
Comstock Resources, Inc. *                              4,500               140
ConocoPhillips                                        136,723             9,147
CONSOL Energy, Inc.                                     8,300               707
Cooper Cameron Corp. *                                  9,100               457
CREDO Petroleum Corp. *                                 2,700                64
Cross Timbers Royalty Trust (a)                         1,500                70
Crosstex Energy, LP (a)                                 2,000                69
Denbury Resources, Inc. *                               9,800               319
Devon Energy Corp.                                     37,360             2,246

SCHWAB TOTAL STOCK MARKET INDEX FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                    NUMBER OF          VALUE
SECURITY                                             SHARES         ($ X 1,000)
Diamond Offshore Drilling, Inc.                        12,300             1,116
El Paso Corp.                                          51,387               663
Enbridge Energy Management
   LLC (a)*                                             1,262                55
Encore Acquisition Co. *                                2,250                69
Energy Partners, Ltd. *                                 1,700                44
ENSCO International, Inc.                              11,200               599
Enterprise GP Holdings LP (a)                             100                 4
Enterprise Products Partners L.P.
   (a)                                                 29,500               730
EOG Resources, Inc.                                    22,800             1,601
Exxon Mobil Corp. (c)                                 493,166            31,109
FMC Technologies, Inc. *                                4,591               251
Forest Oil Corp. *                                      4,450               163
Frontier Oil Corp.                                      7,200               436
General Maritime Corp.                                  3,000               100
Global Industries Ltd. *                                4,400                70
Grant Prideco, Inc. *                                  10,100               517
Grey Wolf, Inc. *                                      15,000               117
Gulf Island Fabrication, Inc.                           2,800                68
GulfMark Offshore, Inc. *                               1,600                44
Halliburton Co.                                        39,100             3,056
Hanover Compressor Co. (a)*                             5,600               113
Harvest Natural Resources, Inc. *                       6,000                81
Helix Energy Solutions Group, Inc.
   *                                                    8,000               311
Helmerich & Payne, Inc.                                 4,800               349
Holly Corp.                                             1,500               116
Hugoton Royalty Trust (a)                               4,846               134
Hydril Co. *                                            2,500               200
Inergy, L.P. (a)                                        2,000                53
Input/Output, Inc. *                                    4,200                42
Kerr-McGee Corp.                                        9,677               966
Key Energy Services, Inc. *                            10,300               176
Kinder Morgan Management, LLC
   *                                                    3,679               157
Kinder Morgan, Inc.                                    10,700               942
Lone Star Technologies, Inc. *                          1,200                64
Lufkin Industries, Inc.                                 1,000                64
Magellan Midstream Partners (a)                         2,400                82
Marathon Oil Corp.                                     30,654             2,433
Mariner Energy, Inc. *                                  6,601               128
Maritrans, Inc.                                         2,500                60
Markwest Energy Partners LP                               500                22
Massey Energy Co.                                       6,800               263
Maverick Tube Corp. (a)*                                3,800               207
Meridian Resource Corp. *                               3,100                12
Murphy Oil Corp.                                       17,000               853
Nabors Industries Ltd. *                               23,634               882
NATCO Group, Inc., Class A *                            1,200                36
National-Oilwell Varco, Inc. *                         11,540               796
Natural Resource Partners L.P.
   (a)                                                  2,000               112
Newfield Exploration Co. *                              7,400               330
Noble Corp.                                            10,100               797
Noble Energy, Inc.                                     14,218               640
Occidental Petroleum Corp.                             37,510             3,854
Oceaneering International, Inc. *                       1,100                67
Oil States International, Inc. *                        3,600               145
OMI Corp. (a)                                           6,500               125
Overseas Shipholding Group, Inc.                        3,700               181
Pacific Energy Partners L.P. (a)                        3,500               111
Parker Drilling Co. *                                   7,800                66
Patterson-UTI Energy, Inc.                             13,200               427
Peabody Energy Corp.                                   18,500             1,181
Penn Virginia Resource Partners,
   L.P.                                                 5,000               157
Petrocorp, Inc. (b)*                                    3,000                --
Pioneer Natural Resources Co.                          14,333               614
Plains All American Pipeline L.P.                       4,600               201
Plains Exploration & Product Co. *                      6,579               243
Pogo Producing Co.                                      4,700               234
Pride International, Inc. *                            12,700               443
Quicksilver Resources, Inc. *                           4,200               174
Range Resources Corp.                                   8,100               215
Remington Oil & Gas Corp. *                             2,900               126
Rowan Cos., Inc.                                        8,400               372
RPC, Inc.                                               7,650               212
Schlumberger Ltd.                                     100,000             6,914
Seacor Holdings, Inc. *                                 1,250               111
Smith International, Inc.                              14,800               625
St. Mary Land & Exploration Co.
   (a)                                                  7,400               312
Stone Energy Corp. *                                      976                46
Sunoco Logistics Partners L.P. (a)                      2,000                88
Sunoco, Inc.                                           11,000               891
Superior Energy Services, Inc. *                        4,900               158
Swift Energy Co. *                                      2,500               106
Syntroleum Corp. (a)*                                   4,000                30
TC Pipelines L.P.                                       2,400                81
Teekay Shipping Corp.                                   3,000               115
TEL Offshore Trust                                         83                 1
TEPPCO Partners L.P. (a)                                7,000               266
Tesoro Petroleum Corp.                                  4,800               336
TETRA Technologies, Inc. *                              2,650               130
The Houston Exploration Co. *                           2,200               123
Tidewater, Inc.                                         5,200               303
Todco, Class A *                                        5,500               252

SCHWAB TOTAL STOCK MARKET INDEX FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                    NUMBER OF          VALUE
SECURITY                                             SHARES         ($ X 1,000)
Transmontaigne, Inc. *                                  1,600                18
Transocean, Inc. *                                     27,731             2,248
Ultra Petroleum Corp. *                                13,000               831
Unit Corp. *                                            4,400               254
Universal Compression Holdings,
   Inc. *                                               2,900               162
USEC, Inc.                                              3,000                38
Valero Energy Corp.                                    50,480             3,268
Valero L.P. (a)                                         1,600                85
Veritas DGC, Inc. *                                     3,000               144
W&T Offshore, Inc.                                      5,000               213
W-H Energy Services, Inc. *                               900                45
Weatherford International, Ltd. *                      21,200             1,122
Western Gas Resources, Inc.                             4,000               208
Westmoreland Coal Co. *                                 3,500               109
Williams Cos., Inc.                                    42,360               929
World Fuel Services Corp.                               2,100                84
XTO Energy, Inc.                                       25,942             1,099
                                                                     ----------
                                                                        118,974
FOOD & STAPLES RETAILING 2.1%
-------------------------------------------------------------------------------
Albertson's, Inc.                                      30,468               772
Arden Group, Inc.                                         600                55
Aurora Foods, Inc. (b)*                                 2,500                --
BJ's Wholesale Club, Inc. *                             6,100               187
Casey's General Stores, Inc.                            5,100               109
Costco Wholesale Corp.                                 38,600             2,101
CVS Corp.                                              63,700             1,893
Fleming Cos, Inc. (b)*                                  3,400                --
Ingles Markets, Inc., Class A                             300                 5
Kroger Co.                                             60,800             1,232
Longs Drug Stores Corp.                                 3,300               156
Marsh Supermarkets, Inc.                                1,000                11
Nash Finch Co.                                          1,700                39
Pathmark Stores, Inc. *                                 3,900                40
Performance Food Group Co. *                            1,900                58
PriceSmart, Inc. *                                        500                 5
Rite Aid Corp. *                                       40,400               182
Safeway, Inc.                                          35,900               902
Smart & Final, Inc. *                                   2,700                46
Spartan Stores, Inc.                                      500                 7
sRuddick Corp.                                          3,100                72
Supervalu, Inc.                                        18,087               525
Sysco Corp.                                            48,636             1,454
The Andersons, Inc. (a)                                 1,500               157
The Great Atlantic & Pacific Tea
   Co., Inc. (a)*                                       2,200                60
The Topps Co., Inc.                                     1,700                15
United Natural Foods, Inc. (a)*                         2,600                83
Wal-Mart Stores, Inc.                                 309,100            13,919
Walgreen Co.                                           80,400             3,371
Weis Markets, Inc.                                      1,700                71
Whole Foods Market, Inc.                               12,200               749
Wild Oats Markets, Inc. *                               3,800                65
                                                                    -----------
                                                                         28,341
FOOD, BEVERAGE & TOBACCO 4.3%
-------------------------------------------------------------------------------
Alliance One International, Inc.                        3,300                14
Altria Group, Inc.                                    168,800            12,349
American Italian Pasta Co., Class
   A                                                    1,000                 8
Anheuser-Busch Cos., Inc.                              61,500             2,742
Archer-Daniels-Midland Co.                             53,958             1,961
Bridgford Foods Corp. *                                   300                 2
Brown-Forman Corp., Class B                             9,912               738
Campbell Soup Co.                                      35,400             1,138
Chiquita Brands International, Inc.                     3,200                52
Coca-Cola Bottling Co.
   Consolidated                                           400                19
Coca-Cola Enterprises, Inc.                            30,000               586
ConAgra Foods, Inc.                                    43,293               982
Constellation Brands, Inc., Class
   A *                                                 17,600               435
Corn Products International, Inc.                      15,600               437
Dean Foods Co. *                                        8,613               341
Del Monte Foods Co.                                     8,931               104
Delta & Pine Land Co.                                   2,000                59
Flowers Foods, Inc.                                     4,772               134
Fresh Del Monte Produce, Inc. (a)                       4,200                79
General Mills, Inc.                                    31,300             1,544
Green Mountain Coffee Roasters,
   Inc. *                                                 900                36
Griffin Land & Nurseries, Inc. *                          300                 9
H.J. Heinz Co.                                         27,900             1,158
Hormel Foods Corp.                                      9,000               302
J & J Snack Foods Corp.                                 6,400               219
John B. Sanfilippo & Son (a)*                           5,000                78
Kellogg Co.                                            34,400             1,593
Kraft Foods, Inc., Class A                            121,700             3,802
Lancaster Colony Corp.                                  3,400               140
Lance, Inc.                                             2,900                74
Loews Corp. - Carolina Group                            2,600               133
Maui Land & Pineapple Co, Inc. *                          800                30
McCormick & Co., Inc.                                  11,300               394
MGP Ingredients, Inc. (a)                               3,400                84
Molson Coors Brewing Co., Class
   B                                                    2,500               185
Monterey Gourmet Foods, Inc. *                            700                 4
National Beverage Corp. *                               7,400               114
Peet's Coffee & Tea, Inc. *                             1,800                56
PepsiAmericas, Inc.                                    13,200               312
PepsiCo, Inc.                                         140,800             8,200

SCHWAB TOTAL STOCK MARKET INDEX FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                    NUMBER OF          VALUE
SECURITY                                             SHARES         ($ X 1,000)
Pilgrim's Pride Corp., Class B (a)                      1,400                37
Ralcorp Holdings, Inc. *                                6,700               250
Reynolds American, Inc. (a)                            11,332             1,243
Rocky Mountain Chocolate
   Factory, Inc.                                        2,311                36
Sanderson Farms, Inc.                                   1,750                46
Sara Lee Corp.                                         64,378             1,150
Seaboard Corp.                                            200               308
Smithfield Foods, Inc. *                                6,300               169
Tasty Baking Co.                                          500                 4
The Coca-Cola Co.                                     202,200             8,484
The Hain Celestial Group, Inc. *                        1,406                38
The Hershey Co.                                        21,400             1,142
The J.M. Smuckers Co.                                   2,438                96
The Pepsi Bottling Group, Inc.                         23,400               751
Tootsie Roll Industries, Inc.                           2,391                70
TreeHouse Foods, Inc. *                                 1,722                45
Tyson Foods, Inc., Class A                             30,340               443
Universal Corp.                                         1,800                69
UST, Inc.                                              12,700               558
Vector Group Ltd.                                       3,557                64
Wm. Wrigley Jr. Co.                                    16,600               781
Wm. Wrigley Jr. Co., Class B                            4,150               195
                                                                    -----------
                                                                         56,626
HEALTH CARE EQUIPMENT & SERVICES 4.5%
-------------------------------------------------------------------------------
ABIOMED, Inc. *                                           800                10
Advanced Medical Optics, Inc. *                         4,111               192
Aetna, Inc.                                            59,200             2,279
Align Technology, Inc. *                                8,700                76
Alliance Imaging, Inc. *                                1,800                 9
Allscripts Healthcare Solutions,
   Inc. *                                               1,900                32
Amedisys, Inc. *                                        2,500                83
America Service Group, Inc. *                           4,950                68
American Medical Systems
   Holdings, Inc. *                                     7,800               173
AMERIGROUP Corp. *                                      1,800                47
AmerisourceBergen Corp.                                20,648               891
AMN Healthcare Services, Inc. *                         4,110                79
Amsurg Corp. *                                          2,300                59
Analogic Corp.                                          1,400                88
Apria Healthcare Group, Inc. *                          4,100                90
Arrow International, Inc.                               3,500               109
Arthrocare Corp. (a)*                                   1,400                63
Aspect Medical Systems, Inc. *                          3,700               105
Bausch & Lomb, Inc. (a)                                 3,400               166
Baxter International, Inc.                             50,118             1,889
Beckman Coulter, Inc.                                   5,100               262
Becton Dickinson & Co.                                 21,300             1,343
Biomet, Inc.                                           20,125               748
BioScrip, Inc. *                                        2,172                12
Biosite, Inc. *                                         1,400                79
Boston Scientific Corp. *                             109,568             2,546
Brookdale Senior Living, Inc.                             300                11
C.R. Bard, Inc.                                         8,000               596
Cantel Medical Corp. *                                  3,571                52
Cardinal Health, Inc.                                  36,160             2,435
Caremark Rx, Inc.                                      37,090             1,689
Centene Corp. *                                         1,000                26
Cerner Corp. (a)*                                       8,400               333
Cerus Corp. *                                             500                 3
Chemed Corp.                                            1,400                76
Chindex International, Inc. *                           2,200                27
Cholestech Corp. *                                      1,700                22
CIGNA Corp.                                            12,800             1,370
Clinical Data, Inc. (a)                                   117                 2
Community Health Systems, Inc. *                        7,100               257
Conmed Corp. *                                          1,700                37
CorVel Corp. *                                          1,900                42
Coventry Health Care, Inc. *                           23,937             1,189
Cross Country Healthcare, Inc. *                        1,600                29
CryoLife, Inc. *                                          750                 4
CyberCare, Inc. *                                         900                --
Cyberonics *                                            1,200                28
Cytyc Corp. *                                           7,800               202
Dade Behring Holdings, Inc.                             5,200               203
Datascope Corp.                                         2,500                97
DaVita, Inc. *                                          8,250               464
Dendrite International, Inc. *                          3,600                45
Dentsply International, Inc.                            6,550               391
Diagnostic Products Corp.                               1,700                99
DJ Orthopedics, Inc. *                                  3,000               119
Dynacq Healthcare, Inc. *                               3,616                 9
Eclipsys Corp. *                                        1,800                40
Edwards Lifesciences Corp. *                            3,900               173
Emdeon Corp. *                                         21,926               250
Enpath Medical, Inc. *                                  3,000                32
Express Scripts, Inc. *                                12,600               985
Five Star Quality Care, Inc. *                            135                 1
Gen-Probe, Inc. *                                       3,400               182
Genesis HealthCare Corp. *                              6,250               295
Gentiva Health Services, Inc. *                         3,250                55
Greatbatch, Inc. *                                      1,100                27
Haemonetics Corp. *                                     3,700               202
Hanger Orthopedic Group, Inc. *                         5,400                36
HCA, Inc.                                              27,200             1,194

SCHWAB TOTAL STOCK MARKET INDEX FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                    NUMBER OF          VALUE
SECURITY                                             SHARES         ($ X 1,000)
Health Management Associates,
   Inc., Class A                                       15,900               329
Health Net, Inc. *                                      9,100               370
HealthExtras, Inc. *                                    1,900                55
HealthTronics, Inc. *                                   3,500                30
Healthways, Inc. *                                      3,100               152
Henry Schein, Inc. *                                    4,600               214
Hillenbrand Industries, Inc.                            5,800               298
Hologic, Inc. *                                         5,200               248
Hooper Holmes, Inc.                                     4,600                14
Hospira, Inc. *                                        14,070               542
Humana, Inc. *                                         18,900               854
ICU Medical, Inc. *                                       550                23
IDEXX Laboratories, Inc. *                              2,500               208
Immucor, Inc. *                                         2,530                74
IMS Health, Inc.                                       19,300               525
Integra LifeSciences Holdings
   Corp. *                                              1,100                46
Intermagnetics General Corp. *                          3,084                67
Intuitive Surgical, Inc. *                              1,050               133
Invacare Corp.                                          2,000                61
Kindred Healthcare, Inc. *                              4,624               112
Kinetic Concepts, Inc. *                                2,500               109
Kyphon, Inc. *                                          3,000               125
Laboratory Corp. of America
   Holdings *                                          12,800               731
LifePoint Hospitals, Inc. *                             3,707               118
Lincare Holdings, Inc. *                                7,100               281
Magellan Health Services, Inc. *                        3,007               122
Manor Care, Inc.                                        8,000               351
Matria Healthcare, Inc. *                               1,800                55
McKesson Corp.                                         22,900             1,113
MedCath Corp. *                                         1,500                23
Medco Health Solutions, Inc. *                         25,033             1,333
Medical Action Industries, Inc. *                       2,500                60
Medical Staffing Network
   Holdings, Inc. *                                     1,300                 6
Medtronic, Inc.                                        98,374             4,931
Mentor Corp.                                            3,000               130
Meridian Bioscience, Inc.                               7,500               195
Merit Medical Systems, Inc. *                           2,222                26
Molina Healthcare, Inc. *                               2,500                82
National Healthcare Corp.                                 600                26
National Medical Health Card
   Systems, Inc. *                                        800                18
Neogen Corp. *                                            625                15
North American Scientific, Inc. *                         700                 2
Novoste Corp. *                                           400                 1
Nutraceutical International Corp. *                     5,000                79
NWH, Inc.                                               2,500                34
OCA, Inc. *                                             2,112                --
Odyssey Healthcare, Inc. *                              2,250                39
Omnicare, Inc.                                          7,500               425
Option Care, Inc.                                       2,250                32
OraSure Technologies, Inc. *                            1,500                16
Owens & Minor, Inc.                                     2,000                64
Patterson Cos., Inc. *                                 10,600               345
PDI, Inc. *                                             2,900                36
Pediatrix Medical Group, Inc. *                         6,000               304
Per-Se Technologies, Inc. *                             5,428               152
PolyMedica Corp.                                          779                32
PSS World Medical, Inc. *                               5,800               105
QMed, Inc. *                                              500                 3
Quest Diagnostics                                      14,820               826
Regeneration Technologies, Inc. *                       1,700                13
RehabCare Group, Inc. *                                 4,000                66
Res-Care, Inc. *                                        4,500                92
ResMed, Inc. *                                          4,000               173
Respironics, Inc. *                                     3,800               139
Sierra Health Services, Inc. *                         21,500               843
SonoSite, Inc. *                                        1,600                60
St. Jude Medical, Inc. *                               29,600             1,169
Steris Corp.                                            6,100               140
Stryker Corp.                                          31,100             1,361
Sunrise Senior Living, Inc. *                           3,400               127
Sybron Dental Specialties, Inc. *                       4,633               218
Symbion, Inc. *                                         2,500                58
Tenet Healthcare Corp. *                               36,650               305
The Cooper Cos., Inc.                                   2,781               152
Theragenics Corp. *                                     2,500                 9
Thoratec Corp. *                                        2,636                47
Triad Hospitals, Inc. *                                 6,044               249
TriPath Imaging, Inc. *                                 2,600                19
TriZetto Group, Inc. *                                  5,900                93
United Surgical Partners
   International, Inc. *                                2,100                69
UnitedHealth Group, Inc.                              118,880             5,913
Universal Health Services, Inc.,
   Class B                                              4,000               203
Urologix, Inc. *                                        1,800                 7
US Physical Therapy, Inc. *                             3,500                55
Utah Medical Products, Inc.                             2,500                79
Varian Medical Systems, Inc. *                         11,900               623
VCA Antech, Inc. *                                      5,400               168
Ventiv Health, Inc. *                                   2,233                67
Viasys Healthcare, Inc. *                               2,982                87
VistaCare, Inc., Class A *                              1,000                15
Vital Signs, Inc.                                       1,900                94
WebMD Health Corp., Class A
   (a)*                                                 2,600               113
WellPoint, Inc. *                                      57,723             4,098

SCHWAB TOTAL STOCK MARKET INDEX FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                    NUMBER OF          VALUE
SECURITY                                             SHARES         ($ X 1,000)
West Pharmaceutical Services,
   Inc.                                                 4,600               164
Wright Medical Group, Inc. *                            1,700                40
Young Innovations, Inc.                                 2,000                71
Zimmer Holdings, Inc. *                                20,300             1,277
                                                                    -----------
                                                                         60,003
HOUSEHOLD & PERSONAL PRODUCTS 1.9%
-------------------------------------------------------------------------------
Alberto-Culver Co., Class B                             6,950               313
Avon Products, Inc.                                    39,000             1,272
Central Garden & Pet Co. *                              1,600                79
Chattem, Inc. *                                         1,200                43
Church & Dwight Co., Inc.                               4,950               181
Clorox Co.                                             12,200               783
Colgate-Palmolive Co.                                  42,500             2,513
Energizer Holdings, Inc. *                              6,333               324
Falcon Prods, Inc. (b)*                                 1,500                --
Herbalife Ltd. *                                          300                10
Inter Parfums, Inc.                                       675                13
Kimberly-Clark Corp.                                   40,639             2,379
NBTY, Inc. *                                            5,400               122
Nu Skin Enterprises, Inc., Class A                      6,500               107
Oil-Dri Corp. of America                                  400                 9
Procter & Gamble Co. (c)                              269,915            15,712
Spectrum Brands, Inc. (a)*                              2,800                46
The Estee Lauder Cos., Inc.,
   Class A                                             10,300               382
USANA Health Sciences, Inc. (a)*                        1,000                37
WD-40 Co.                                               1,600                50
                                                                    -----------
                                                                         24,375
INSURANCE 5.4%
-------------------------------------------------------------------------------
21st Century Holding Co.                                1,500                28
21st Century Insurance Group                            7,200               116
ACE Ltd.                                               23,100             1,283
AFLAC, Inc.                                            42,600             2,025
Alfa Corp.                                              6,800               114
Alleghany Corp. *                                         220                63
AMBAC Financial Group, Inc.                             7,750               638
American Financial Group, Inc.                          5,500               243
American International Group, Inc.                    211,922            13,828
American National Insurance Co.                         1,300               155
American Physicians Capital, Inc.
   *                                                    2,500               121
AmerUs Group Co.                                        4,400               258
AON Corp.                                              25,500             1,069
Arch Capital Group Ltd. *                               3,900               237
Argonaut Group, Inc. *                                  2,400                84
Arthur J. Gallagher & Co.                               6,800               187
Assurant, Inc.                                         11,500               554
Axis Capital Holdings Ltd.                              1,200                36
Baldwin & Lyons, Inc., Class B                            750                19
Berkshire Hathaway, Inc., Class A
   *                                                      119            10,591
Brown & Brown, Inc.                                    11,000               343
Cincinnati Financial Corp.                             13,450               573
Clark, Inc.                                             1,700                22
CNA Financial Corp. *                                  20,900               672
CNA Surety Corp. *                                      2,200                40
Commerce Group, Inc.                                    1,600                93
Conseco, Inc. *                                        11,500               290
Crawford & Co., Class B                                 1,600                10
Delphi Financial Group, Inc.,
   Class A                                              4,515               236
EMC Insurance Group, Inc.                               1,200                35
Erie Indemnity Co., Class A                             5,500               280
Everest Re Group, Ltd.                                  2,900               264
FBL Financial Group, Inc., Class
   A                                                    2,090                70
Fidelity National Financial, Inc.                      13,517               567
Fidelity National Title Group, Inc.,
   Class A                                              3,165                68
First American Corp.                                    7,800               332
FPIC Insurance Group, Inc. *                              400                16
Genworth Financial, Inc., Class A                      37,500             1,245
Great American Financial
   Resources, Inc.                                      2,800                60
Hanover Insurance Group, Inc.                           4,900               259
Harleysville Group, Inc.                                1,800                54
HCC Insurance Holdings, Inc.                            7,950               266
Hilb, Rogal & Hobbs Co.                                 3,000               123
Horace Mann Educators Corp.                             4,300                75
Independence Holding Co.                                2,700                57
Infinity Property & Casualty Corp.                      2,500               112
Landamerica Financial Group, Inc.                       5,300               368
Lincoln National Corp.                                 21,926             1,273
Loews Corp.                                            15,000             1,592
Markel Corp. *                                            300               105
Marsh & McLennan Cos., Inc.                            43,000             1,319
MBIA, Inc.                                             11,250               671
Mercury General Corp.                                   5,400               288
Metlife, Inc.                                          62,000             3,230
MIIX Group, Inc. *                                      2,400                --
National Financial Partners Corp.                       2,500               130
National Western Life Insurance
   Co., Class A *                                         300                70
Nationwide Financial Services,
   Inc., Class A                                       11,400               500
Navigators Group, Inc. *                                1,500                71

SCHWAB TOTAL STOCK MARKET INDEX FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                    NUMBER OF          VALUE
SECURITY                                             SHARES         ($ X 1,000)
NYMAGIC, Inc.                                           2,100                59
Odyssey Re Holdings Corp. (a)                           5,400               130
Ohio Casualty Corp.                                     5,500               163
Old Republic International Corp.                       20,437               455
PartnerRe Ltd.                                          1,900               119
Penn Treaty American Corp. *                              150                 1
Philadelphia Consolidated Holding
   Corp. *                                              5,500               182
PMA Capital Corp., Class A *                              700                 7
Presidential Life Corp.                                 1,000                25
Principal Financial Group, Inc.                        25,400             1,303
ProAssurance Corp. *                                    1,670                84
Protective Life Corp.                                   5,500               277
Prudential Financial, Inc.                             45,500             3,555
Reinsurance Group of America,
   Inc.                                                 5,100               245
RenaissanceRe Holdings Ltd.                             1,800                76
RLI Corp.                                               2,800               139
SAFECO Corp.                                           12,500               649
Safety Insurance Group, Inc.                            1,000                46
SCPIE Holdings, Inc. *                                    700                17
Selective Insurance Group, Inc.                         1,200                67
SNTL Litigation Trust Certificates
   *                                                    1,300                --
StanCorp Financial Group, Inc.                          5,000               247
State Auto Financial Corp.                              3,800               134
Stewart Information Services
   Corp.                                                3,700               160
The Allstate Corp.                                     58,874             3,326
The Chubb Corp.                                        33,094             1,706
The Hartford Financial Services
   Group, Inc.                                         24,400             2,243
The Midland Co.                                         1,800                64
The Phoenix Cos., Inc.                                  7,000               106
The Progressive Corp.                                  21,300             2,312
The St. Paul Travelers Cos., Inc.                      54,550             2,402
Torchmark Corp.                                        10,600               637
Transatlantic Holdings, Inc.                            6,437               370
United Fire & Casualty Co.                              1,000                30
Unitrin, Inc.                                           5,600               274
UnumProvident Corp.                                    23,914               486
USI Holdings Corp. *                                    4,500                68
W. R. Berkley Corp.                                    22,950               859
Wesco Financial Corp.                                     200                78
White Mountains Insurance Group
   Ltd.                                                   200               104
XL Capital Ltd., Class A                                5,700               376
Zenith National Insurance Corp.                         3,400               150
                                                                    -----------
                                                                         71,159
MATERIALS 3.3%
-------------------------------------------------------------------------------
A. Schulman, Inc.                                       2,300                55
A.M. Castle & Co.                                       1,500                54
AEP Industries, Inc. *                                    400                14
Air Products & Chemicals, Inc.                         17,700             1,213
Airgas, Inc.                                            5,000               202
AK Steel Holding Corp. *                                9,527               142
Albemarle Corp.                                         4,500               215
Alcoa, Inc.                                            68,664             2,319
Aleris International, Inc. *                            2,459               114
Allegheny Technologies, Inc.                            7,700               534
Aptargroup, Inc.                                        2,200               115
Arch Chemicals, Inc.                                    2,700                80
Ashland, Inc.                                           5,500               362
Ball Corp.                                             12,600               504
Bemis Co.                                               6,400               201
Bowater, Inc.                                           2,300                63
Brush Engineered Materials, Inc. *                      3,600                84
Buckeye Technologies, Inc. *                            1,200                10
Cabot Corp.                                             5,200               187
Carpenter Technology Corp.                              2,500               297
Celanese Corp.                                          5,000               110
Century Aluminum Co. *                                  3,100               148
Chaparral Steel Co. *                                   1,000                63
Chemtura Corp.                                         16,927               207
Chesapeake Corp.                                        1,000                14
Commercial Metals Co.                                   4,500               245
Crown Holdings, Inc. *                                 10,400               167
Cytec Industries, Inc.                                  3,600               218
Deltic Timber Corp.                                       700                40
E.I. du Pont de Nemours & Co.                          78,195             3,448
Eagle Materials Inc.                                    4,143               274
Eastman Chemical Co.                                    5,600               304
Ecolab, Inc.                                           21,500               813
Engelhard Corp.                                         9,300               357
Ferro Corp.                                             4,200                81
Florida Rock Industries, Inc.                           5,987               373
FMC Corp.                                               3,100               197
Freeport-McMoran Copper &
   Gold, Inc., Class B                                 16,000             1,033
Georgia Gulf Corp.                                      3,300                98
Gibraltar Industries, Inc.                              2,500                69
Glamis Gold Ltd. (a)*                                  11,100               436
Greif, Inc., Class A                                    3,700               240
H.B. Fuller Co.                                         2,000               105
Hawkins, Inc.                                           1,900                26
Headwaters, Inc. (a)*                                   2,500                84
Hercules, Inc. *                                        8,500               121
International Flavors &
   Fragrances, Inc.                                     4,400               155

SCHWAB TOTAL STOCK MARKET INDEX FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                    NUMBER OF          VALUE
SECURITY                                             SHARES         ($ X 1,000)
International Paper Co.                                39,304             1,429
Kronos Worldwide, Inc.                                  2,560                78
Lafarge North America, Inc.                             6,200               529
LESCO, Inc. *                                             500                 8
Louisiana-Pacific Corp.                                 8,300               229
Lubrizol Corp.                                          5,400               235
Lyondell Chemical Co.                                  19,930               480
MacDermid, Inc.                                         3,800               130
Martin Marietta Materials, Inc.                         4,200               446
Mascotech, Inc. (Escrow Shares)
   (b)*                                                 1,100                --
Material Sciences Corp. *                               4,000                41
MeadWestvaco Corp.                                     14,474               413
Meridian Gold, Inc. *                                   6,600               214
Minerals Technologies, Inc.                               600                34
Mod-Pac Corp. *                                           500                 5
Monsanto Co.                                           21,645             1,805
Myers Industries, Inc.                                  2,580                46
Nalco Holding Co. *                                    11,100               209
Neenah Paper, Inc.                                      1,231                39
NewMarket Corp.                                         2,000               102
Newmont Mining Corp. (a)                               32,251             1,882
NL Industries, Inc.                                     5,300                70
NN, Inc.                                                1,800                23
Nucor Corp.                                            13,500             1,469
Olin Corp.                                              4,820                99
OM Group, Inc. *                                        2,400                69
Omnova Solutions, Inc. *                                3,400                20
Owens-Illinois, Inc. *                                 16,200               296
Packaging Corp. of America                              8,500               191
Packaging Dynamics Corp.                                  260                 4
Pactiv Corp. *                                         12,400               302
Penford Corp.                                           2,700                44
Peregrine Systems, Inc. (b)*                            7,015                --
Phelps Dodge Corp.                                     14,660             1,264
PolyOne Corp. *                                         3,200                28
PPG Industries, Inc.                                   13,900               933
Praxair, Inc.                                          25,700             1,443
Quanex Corp.                                            5,625               241
Reliance Steel & Aluminum Co.                           4,250               378
Rock-Tennessee Co., Class A                             1,500                24
Rohm & Haas Co.                                        26,753             1,354
Royal Gold, Inc. (a)                                    2,200                75
RPM International, Inc.                                 9,600               177
RTI International Metals, Inc. *                        1,500                90
Schnitzer Steel Industries, Inc.,
   Class A                                              1,650                65
Schweitzer-Mauduit International,
   Inc.                                                 2,300                56
Sealed Air Corp.                                        6,000               323
Sensient Technologies Corp.                             2,300                47
Sigma-Aldrich Corp.                                     6,300               432
Silgan Holdings, Inc.                                   5,800               225
Smurfit-Stone Container Corp. *                        10,900               141
Sonoco Products Co.                                     4,100               128
Southern Copper Corp. (a)                               5,400               535
Spartech Corp.                                          4,200                99
Steel Dynamics, Inc.                                    3,500               219
Stepan Co.                                              1,200                38
Stillwater Mining Co. *                                 1,133                19
Stone & Webster, Inc. (b)*                                700                --
Symyx Technologies, Inc. *                              3,800               111
Temple-Inland, Inc.                                     8,800               409
Texas Industries, Inc.                                  1,000                57
The Dow Chemical Co.                                   78,766             3,199
The Mosaic Co. (a)*                                    29,500               442
The Scotts Miracle-Gro Co., Class
   A                                                    5,600               248
Titanium Metals Corp. (a)*                              3,600               258
Tronox, Inc., Class B                                   1,951                34
United States Steel Corp. (a)                           9,900               678
Valhi, Inc.                                             8,600               171
Valspar Corp.                                           8,400               238
Vulcan Materials Co.                                    9,400               799
Wausau-Mosinee Paper Corp.                              4,700                68
Westlake Chemical Corp.                                 5,100               155
Weyerhaeuser Co.                                       18,250             1,286
Worthington Industries, Inc.                            7,200               142
                                                                    -----------
                                                                         43,761
MEDIA 3.7%
-------------------------------------------------------------------------------
4Kids Entertainment, Inc. *                             1,000                17
Acme Communications, Inc. *                             1,900                 9
ACT Teleconferencing, Inc. *                            1,100                --
Adelphia Communications, Class
   A *                                                  6,301                --
Advo, Inc.                                              4,050               115
Arbitron, Inc.                                          2,120                76
Belo Corp., Class A                                     9,400               172
Cablevision Systems Corp., Class
   A *                                                 21,100               428
Cadmus Communications Corp.                             3,900                71
Carmike Cinemas, Inc.                                   2,500                62
Catalina Marketing Corp. (a)                            5,900               140
CBS Corp., Class B                                     72,006             1,834
Citadel Broadcasting Co.                                2,500                24
Clear Channel Communications,
   Inc.                                                49,721             1,419

SCHWAB TOTAL STOCK MARKET INDEX FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                    NUMBER OF          VALUE
SECURITY                                             SHARES         ($ X 1,000)
Clear Channel Outdoor Holdings,
   Inc., Class A *                                     20,400               481
Comcast Corp. (a)*                                     42,800             1,320
Comcast Corp., Class A *                              151,336             4,684
Cox Radio, Inc., Class A *                              4,600                59
Crown Media Holdings, Inc., Class
   A *                                                  6,000                24
Cumulus Media, Inc., Class A (a)*                       5,100                54
Daily Journal Corp. *                                     500                20
Discovery Holding Co., Class A
   (a)*                                                22,323               333
Dow Jones & Co., Inc. (a)                               9,000               333
DreamWorks Animation SKG,
   Inc., Class A *                                      2,800                76
EchoStar Communications Corp.,
   Class A *                                           17,700               547
Emak Worldwide, Inc. *                                    500                 4
Emmis Communications Corp.,
   Class A *                                              713                 9
Entercom Communications Corp.                           3,000                79
Entravision Communications
   Corp. *                                              5,000                42
Gannett Co., Inc.                                      19,500             1,072
Gemstar--TV Guide
   International, Inc. *                               21,160                70
Getty Images, Inc. *                                    4,600               294
Gray Television, Inc.                                   5,600                42
Harte-Hanks, Inc.                                       8,100               221
Hearst-Argyle Television, Inc.                          3,700                85
Hollinger International, Inc., Class
   A                                                    7,300                58
Interactive Data Corp. *                               20,700               461
Interpublic Group of Cos., Inc. *                      34,537               331
John Wiley & Sons, Inc., Class A                        6,300               231
Journal Communications, Inc.,
   Class A                                              7,500                88
Journal Register Co.                                    3,200                36
Knight-Ridder, Inc.                                     5,700               353
Lakes Entertainment, Inc. *                             1,800                17
Lamar Advertising Co., Class A *                        9,200               506
Lee Enterprises, Inc.                                   2,500                77
Liberty Global, Inc., Class A *                        12,759               264
Liberty Global, Inc., Class C (a)*                     12,759               255
Liberty Media Corp., Class A *                        223,239             1,864
Lin TV Corp., Class A *                                 3,300                29
Live Nation, Inc. *                                     6,215               118
Martha Stewart Living
   Omnimedia, Class A (a)*                              3,900                78
McClatchy Co., Class A (a)                              7,200               325
McGraw-Hill Cos., Inc.                                 34,600             1,926
Media General, Inc., Class A                            2,000                82
Mediacom Communications
   Corp., Class A *                                     7,600                52
Meredith Corp.                                          6,000               298
New York Times Co., Class A (a)                        13,200               327
News Corp., Inc., Class A                             253,950             4,358
Nexstar Broadcasting Group, Inc.,
   Class A *                                            4,500                26
NTL, Inc. *                                            15,000               412
Omnicom Group, Inc.                                    16,800             1,512
Pegasus Communications Corp.,
   Class A *                                            6,320                16
Pixar, Inc. *                                          11,200               720
Playboy Enterprises, Inc., Class B
   *                                                    4,500                59
ProQuest Co. *                                          1,700                27
R.H. Donnelley Corp. *                                  2,966               166
Radio One, Inc., Class A *                              9,500                68
Radio Unica Communications (b)                            300                --
Readers Digest Association, Inc.,
   Class A                                              7,300               101
Regal Entertainment Group, Class
   A (a)                                                4,200                88
Salem Communications Corp.,
   Class A *                                              900                14
Scholastic Corp. *                                      2,200                58
Sinclair Broadcast Group, Inc.,
   Class A                                              4,800                38
Sirius Satellite Radio, Inc. *                          2,600                12
The DIRECTV Group, Inc. *                             101,476             1,733
The E.W. Scripps Co., Class A                          12,000               553
The Walt Disney Co.                                   169,650             4,743
Thomas Nelson, Inc.                                     3,300                97
Time Warner, Inc.                                     367,052             6,387
Tivo, Inc. (a)*                                         4,500                37
Tribune Co.                                            26,900               776
Triple Crown Media, Inc. *                                560                 3
Univision Communications, Inc.,
   Class A *                                           25,510               910
Valassis Communications, Inc. *                         5,900               173
Value Line, Inc.                                          300                12
Viacom, Inc., Class B *                                72,006             2,868
Warner Music Group Corp.                               11,700               310
Washington Post, Class B                                  600               460
Westwood One, Inc.                                      7,200                69
World Wrestling Entertainment,
   Inc.                                                 4,900                85
XM Satellite Radio Holdings, Inc.,
   Class A *                                           15,300               309
                                                                    -----------
                                                                         49,192

SCHWAB TOTAL STOCK MARKET INDEX FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                    NUMBER OF          VALUE
SECURITY                                             SHARES         ($ X 1,000)
PHARMACEUTICALS & BIOTECHNOLOGY 7.0%
-------------------------------------------------------------------------------
aaiPharma, Inc. *                                       4,300                --
Abbott Laboratories                                   125,705             5,373
Accelrys, Inc. *                                        1,300                 9
Adolor Corp. *                                          1,700                40
Affymetrix, Inc. *                                      4,900               140
Albany Molecular Research, Inc. *                       1,600                16
Alkermes, Inc. *                                        3,100                67
Allergan, Inc.                                         13,234             1,359
Alpharma, Inc., Class A                                 3,700                97
Amgen, Inc. *                                         103,268             6,991
Amylin Pharmaceuticals, Inc. *                          2,300               100
Andrx Corp. *                                           6,400               149
Antigenics, Inc. *                                      1,400                 3
Aphton Corp. *                                            800                --
Applera Corp. - Celera Genomics
   Group *                                              5,600                67
Applied Biosystems Group -
   Applera Corp.                                       16,500               476
Arena Pharmaceuticals, Inc. *                             800                11
ArQule, Inc. *                                          8,800                55
AVANIR Pharmaceuticals, Class
   A *                                                    475                 6
Avigen, Inc. *                                            900                 5
Barr Pharmaceuticals, Inc. *                            8,781               532
Bio-Rad Laboratories, Inc., Class
   A *                                                  3,000               196
BioCryst Pharmaceuticals, Inc. *                        1,400                22
Biogen Idec, Inc. *                                    28,125             1,261
BioMarin Pharmaceuticals, Inc. *                        1,800                22
BioVeris Corp. *                                        3,800                14
Bradley Pharmaceuticals, Inc. *                         1,700                25
Bristol-Myers Squibb Co.                              153,750             3,902
Bruker BioSciences Corp. *                              2,100                12
Caliper Life Sciences, Inc. *                             700                 4
Cambrex Corp.                                           3,400                69
Celgene Corp. (a)*                                     27,000             1,138
Cell Genesys, Inc. *                                    1,500                10
Cephalon, Inc. (a)*                                     3,500               230
Charles River Laboratories, Inc. *                      6,416               303
CNS, Inc.                                               5,000               108
CollaGenex Pharmaceuticals, Inc.
   *                                                    3,000                37
Connetics Corp. *                                       3,400                52
Covance, Inc. *                                         5,800               338
Cubist Pharmaceuticals, Inc. *                          1,900                43
CuraGen Corp. *                                         2,100                 8
CV Therapeutics, Inc. *                                 1,100                22
CYTOGEN Corp. *                                           230                 1
Dendreon Corp. *                                        1,400                 6
Digene Corp. *                                          1,400                58
Dionex Corp. *                                          1,200                72
Diversa Corp. *                                         1,100                12
Durect Corp. *                                          2,000                10
Dyax Corp. *                                            2,000                 9
Eli Lilly & Co.                                        92,400             4,890
Embrex, Inc. *                                          1,300                15
Emisphere Technologies, Inc. (a)*                         800                 7
Encysive Pharmaceuticals, Inc. *                        2,600                11
Endo Pharmaceutical Holdings,
   Inc. *                                              10,500               330
Entremed, Inc. *                                        1,200                 3
Enzo Biochem, Inc. *                                    1,781                22
Enzon Pharmaceuticals, Inc. *                           4,400                37
Epicept Corp. (a)*                                        489                 2
eResearch Technology, Inc. (a)*                         5,625                64
Exelixis, Inc. *                                        1,800                19
First Horizon Pharmaceutical
   Corp. (a)*                                           3,400                76
Fisher Scientific International, Inc.
   *                                                    8,876               626
Forest Laboratories, Inc. *                            27,500             1,110
Gene Logic, Inc. *                                      1,300                 4
Genentech, Inc. *                                      83,300             6,640
Genzyme Corp. *                                        20,732             1,268
Geron Corp. *                                           1,000                 8
Gilead Sciences, Inc. *                                35,420             2,037
Harvard Bioscience, Inc. *                                500                 2
Human Genome Sciences, Inc. *                           5,100                58
ICOS Corp. *                                            2,700                59
Illumina, Inc. *                                        1,500                47
ImClone Systems, Inc. *                                 6,935               250
ImmunoGen, Inc. *                                       1,500                 6
Immunomedics, Inc. (a)*                                 2,400                 7
Impax Laboratories, Inc. *                              1,600                15
Incyte Corp. *                                          2,600                11
Indevus Pharmaceuticals, Inc. *                         1,800                 9
Inspire Pharmaceuticals, Inc. *                         1,300                 7
InterMune, Inc. *                                       1,100                18
Invitrogen Corp. *                                      3,629               240
Isis Pharmaceuticals, Inc. *                            1,900                16
Johnson & Johnson                                     246,370            14,440
Kendle International, Inc. *                            2,700               101
King Pharmaceuticals, Inc. *                           18,516               322
Kos Pharmaceuticals, Inc. *                             3,200               155
Kosan Biosciences, Inc. *                               2,500                13
KV Pharmaceutical Co., Class A *                        2,700                58
Lexicon Genetics, Inc. *                                6,900                36

SCHWAB TOTAL STOCK MARKET INDEX FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                    NUMBER OF          VALUE
SECURITY                                             SHARES         ($ X 1,000)
Ligand Pharmaceuticals, Inc.,
   Class B *                                            2,300                28
Luminex Corp. *                                           800                12
Matrixx Initiatives, Inc. *                             1,700                28
Maxygen, Inc. *                                         1,500                13
Medarex, Inc. *                                         3,000                36
Medicis Pharmaceutical Corp.,
   Class A (a)                                          3,400               112
MedImmune, Inc. *                                      19,875               626
Merck & Co., Inc.                                     183,552             6,318
MGI Pharma, Inc. *                                      3,932                73
Millennium Pharmaceuticals, Inc. *                     25,856               235
Millipore Corp. *                                       5,100               376
Molecular Devices Corp. *                               3,200               102
Mylan Laboratories, Inc.                               21,900               478
Myogen, Inc. *                                          2,500                83
Myriad Genetics, Inc. *                                 1,400                36
Nabi Biopharmaceuticals *                               2,800                18
Nanogen, Inc. *                                         1,500                 4
Nektar Therapeutics *                                   2,200                47
Neose Technologies, Inc. *                                500                 1
Neurocrine Biosciences, Inc. *                          1,400                80
Neurogen Corp. *                                          800                 5
Northfield Laboratories, Inc. (a)*                      1,100                11
Noven Pharmaceuticals, Inc. *                           5,500               104
NPS Pharmacuticals, Inc. *                              1,000                 9
Nuvelo, Inc. *                                            300                 5
Onyx Pharmaceuticals, Inc. *                            1,800                42
Orchid Cellmark, Inc. *                                   280                 1
OSI Pharmaceuticals, Inc. (a)*                          1,998                53
OXiGENE, Inc. *                                           900                 4
Pain Therapeutics, Inc. *                               2,600                24
Par Pharmaceutical Cos, Inc. *                          1,900                49
PAREXEL International Corp. *                           2,400                71
PDL BioPharma, Inc. *                                   4,100               118
PerkinElmer, Inc.                                      11,477               246
Perrigo Co.                                             7,300               117
Pfizer, Inc.                                          610,192            15,456
Pharmaceutical Product
   Development, Inc. (PPD)                             10,000               359
Pharmacopeia Drug Discovery,
   Inc. *                                                 650                 4
Pharmacyclics, Inc. *                                   1,100                 5
Pharmion Corp. *                                        2,500                48
POZEN, Inc. *                                           1,300                20
Praecis Pharmaceuticals, Inc. *                           320                 1
Regeneron Pharmaceuticals, Inc.
   *                                                    1,900                28
Sangamo BioSciences, Inc. *                             1,200                 6
Savient Pharmaceuticals, Inc. *                         2,300                13
Schering-Plough Corp.                                 121,750             2,352
Sepracor, Inc. *                                        6,600               295
Serologicals Corp. (a)*                                 1,200                37
SFBC International, Inc. *                              1,500                35
SuperGen, Inc. *                                          900                 5
Tanox, Inc. *                                           4,900                79
Techne Corp. *                                          3,800               215
The Medicines Co. *                                     1,700                33
Thermo Electron Corp. *                                26,550             1,023
Third Wave Technologies, Inc. *                         1,800                 5
Titan Pharmaceuticals, Inc. *                             800                 2
Trimeris, Inc. *                                          500                 6
Tripos, Inc. *                                          6,000                18
Valeant Pharmaceuticals
   International                                        7,900               141
Varian, Inc. *                                          5,800               251
Ventana Medical Systems, Inc. *                         2,400               117
Vertex Pharmaceuticals, Inc. *                          3,144               114
Vical, Inc. *                                           1,600                 9
ViroPharma, Inc. *                                      1,000                11
Waters Corp. *                                          8,700               394
Watson Pharmaceuticals, Inc. *                          7,732               220
Wyeth                                                 109,400             5,325
ZymoGenetics, Inc. *                                    2,000                41
                                                                    -----------
                                                                         92,752
REAL ESTATE 2.2%
-------------------------------------------------------------------------------
Affordable Residential
   Communities                                          3,000                28
Alexander's, Inc. *                                       700               195
Alexandria Real Estate Equities,
   Inc.                                                 2,500               227
AMB Property Corp.                                      7,300               365
American Financial Realty Trust                         8,500                97
American Home Mortgage
   Investment Corp.                                     4,500               156
American Land Lease, Inc.                               1,700                45
American Mortgage Acceptance
   Co.                                                  1,500                23
American Real Estate Partners
   L.P.                                                 3,800               171
American Realty Investors, Inc. *                       1,037                10
Annaly Mortgage Management,
   Inc.                                                 9,400               127
Anthracite Capital, Inc.                                4,900                52
Anworth Mortgage Asset Corp.                            1,000                 8
Apartment Investment &
   Management Co., Class A                              7,400               331
Archstone-Smith Trust (a)                              15,285               747
Arden Realty, Inc.                                      5,500               249
AvalonBay Communities, Inc.                             6,100               657
Bedford Property Investors, Inc.                        2,900                78

SCHWAB TOTAL STOCK MARKET INDEX FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                    NUMBER OF          VALUE
SECURITY                                             SHARES         ($ X 1,000)
Boston Properties, Inc.                                 9,900               874
Brandywine Realty Trust                                 7,363               208
BRE Properties, Class A                                 5,000               269
Brookfield Properties Corp.                             1,800                58
Camden Property Trust                                   2,300               158
CapitalSource, Inc.                                     6,900               162
Capstead Mortgage Corp.                                 2,240                17
CarrAmerica Realty Corp.                                5,400               242
CB Richard Ellis Group, Inc.,
   Class A *                                            4,500               396
CBL & Associates Properties, Inc.                       4,400               176
Colonial Properties Trust                               2,567               126
Commercial Net Lease Realty                             3,320                70
Consolidated-Tomoka Land Co.                              900                55
Corporate Office Properties Trust
   SBI                                                  3,500               145
Correctional Properties Trust                           1,600                38
Cousins Properties, Inc.                                5,200               164
Crescent Real Estate Equity Co.                         7,400               148
Developers Diversified Realty
   Corp.                                                7,612               405
Duke Realty Corp.                                      12,990               460
EastGroup Properties, Inc.                                900                40
Entertainment Properties Trust                          2,200                90
Equity Inns, Inc.                                       2,700                44
Equity Lifestyle Properties, Inc.                       3,000               132
Equity Office Properties Trust                         32,738             1,057
Equity One, Inc.                                        6,600               152
Equity Residential (a)                                 24,700             1,108
Essex Property Trust, Inc.                              2,600               284
Federal Realty Investment Trust                         5,200               355
FelCor Lodging Trust, Inc.                              5,700               123
First Industrial Realty Trust                           2,600               102
Forest City Enterprises, Inc.,
   Class A                                             10,400               469
Friedman, Billings, Ramsey
   Group, Inc., Class A                                12,080               131
General Growth Properties, Inc.                        20,460               961
Getty Realty Corp.                                      2,000                55
Glenborough Realty Trust, Inc.                          2,400                50
Glimcher Realty Trust                                   3,800                98
Global Signal, Inc.                                     5,000               249
Health Care Property Investors,
   Inc.                                                10,648               292
Health Care REIT, Inc. (a)                              5,200               181
Healthcare Realty Trust, Inc.                           4,900               186
Heritage Property Investment
   Trust, Inc.                                          4,000               154
Highwoods Properties, Inc.                              5,600               177
Home Properties, Inc. (a)                               2,500               125
Hospitality Properties Trust                            6,000               259
Host Hotels & Resorts, Inc.                            39,254               825
HRPT Properties Trust                                  13,500               148
IMPAC Mortgage Holdings, Inc.                           4,800                46
Inland Real Estate Corp.                                5,500                80
Innkeepers USA Trust                                    1,500                24
iStar Financial, Inc.                                   9,390               359
Jones Lang LaSalle, Inc.                                2,300               195
Kilroy Realty Corp.                                     1,800               128
Kimco Realty Corp.                                     18,700               694
LaSalle Hotel Properties                                3,500               153
Lexington Corp. Properties Trust                        3,000                65
Liberty Property Trust                                  8,300               371
LTC Properties, Inc.                                    2,800                61
Mack-Cali Realty Corp.                                  5,900               267
Maguire Properties, Inc.                                3,000               102
MeriStar Hospitality Corp. *                            2,200                23
MFA Mortgage Investments, Inc.                          5,500                38
Mid-America Apartment
   Communities, Inc.                                    2,500               133
National Health Investors, Inc.                         3,100                75
National Health Realty, Inc.                            2,300                42
Nationwide Health Properties, Inc.
   (a)                                                  5,100               110
New Century Financial Corp.                             3,600               184
New Plan Excel Realty Trust                             8,500               210
Newcastle Investment Corp.                              2,200                49
Novastar Financial, Inc. (a)                            2,000                74
Omega Healthcare Investors, Inc.                        2,784                36
Pan Pacific Retail Properties, Inc.                     2,201               147
Parkway Properties, Inc.                                  500                20
Pennsylvania Real Estate
   Investment Trust                                     2,500               101
Plum Creek Timber Co., Inc.                            15,047               546
PMC Commercial Trust                                    1,500                20
Post Properties, Inc.                                   2,200                96
Potlatch Corp.                                          2,753               107
ProLogis                                               20,854             1,047
PS Business Parks, Inc.                                 3,000               156
Public Storage, Inc.                                   10,900               838
RAIT Investment Trust                                   3,300                85
Ramco-Gershenson Properties                             1,400                38
Rayonier, Inc.                                          2,388                98
Realty Income Corp.                                     4,600               104
Reckson Associates Realty Corp.                         5,300               216
Redwood Trust, Inc.                                     2,500               106
Regency Centers Corp.                                   5,700               360
Saul Centers, Inc.                                      2,100                86

SCHWAB TOTAL STOCK MARKET INDEX FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                    NUMBER OF          VALUE
SECURITY                                             SHARES         ($ X 1,000)
Saxon Capital, Inc.                                     3,500                40
Senior Housing Properties Trust                         4,950                85
Shelbourne Properties I (b)*                              500                 5
Shelbourne Properties III (b)*                            500                 3
Shurgard Storage Centers, Inc.,
   Class A                                              4,500               283
Simon Property Group, Inc.                             18,574             1,521
SL Green Realty Corp.                                   4,200               416
Sovran Self Storage, Inc.                                 800                39
Sun Communities, Inc.                                   3,000                98
Tanger Factory Outlet Centers,
   Inc.                                                 1,600                52
Taubman Centers, Inc.                                   4,100               169
Tejon Ranch Co. *                                         674                30
The Macerich Co.                                        5,200               381
The Mills Corp.                                         5,400               172
The St. Joe Co.                                         5,300               298
Thornburg Mortgage, Inc. (a)                            7,800               225
Trammell Crow Co. *                                     2,800               109
Trizec Properties, Inc.                                12,700               318
Trustreet Properties, Inc.                              1,000                14
Umh Pptys Inc                                           1,600                24
United Dominion Realty Trust, Inc.                      9,400               256
Universal Health Realty Income                            900                29
Urstadt Biddle Properties, Inc.                           500                 8
Urstadt Biddle Properties, Inc.,
   Class A                                              1,000                17
Ventas, Inc.                                            5,800               189
Vornado Realty Trust                                   10,500             1,004
W.P. Carey & Co. LLC                                    4,100               111
Washington Real Estate
   Investment Trust                                     3,100               116
Weingarten Realty Investment                            7,975               314
Wellsford Real Properties, Inc. *                       1,400                11
                                                                    -----------
                                                                         29,611
RETAILING 4.0%
-------------------------------------------------------------------------------
99 Cents Only Stores *                                  3,066                37
Aaron Rents, Inc.                                       3,750               101
Aaron Rents, Inc., Class A                              2,175                53
Abercrombie & Fitch Co., Class A                        8,300               504
Advance Auto Parts, Inc.                                9,540               384
Advanced Marketing Services,
   Inc. *                                               2,400                 9
Aeropostale, Inc. *                                     4,400               135
Amazon.com, Inc. *                                     33,700             1,187
America's Car-Mart, Inc. *                              3,750                76
American Eagle Outfitters, Inc.                        12,100               392
AnnTaylor Stores Corp. *                                9,825               367
Artistdirect, Inc. *                                    1,000                 4
Asbury Automotive Group, Inc. *                         4,100                79
Audiovox Corp. *                                        1,600                19
AutoNation, Inc. (a)*                                  21,600               486
AutoZone, Inc. *                                        6,100               571
Barnes & Noble, Inc.                                    7,400               334
Bed, Bath & Beyond, Inc. *                             23,700               909
Best Buy Co., Inc.                                     39,225             2,223
Big Lots, Inc. *                                       11,100               160
Blockbuster, Inc., Class A                              6,900                32
Borders Group, Inc.                                     9,000               212
Building Material Holding Corp. (a)                     8,000               267
Cabela's, Inc., Class A (a)*                            3,500                71
CarMax, Inc. *                                          3,923               139
Charming Shoppes, Inc. *                                7,700               106
Chico's FAS, Inc. *                                    13,300               493
Christopher & Banks Corp.                               2,900                77
Circuit City Stores, Inc.                              16,500               474
Claire's Stores, Inc.                                  16,000               564
Coldwater Creek, Inc. *                                 8,502               238
CSK Auto Corp. *                                        3,500                45
Deb Shops, Inc.                                         1,600                47
Dick's Sporting Goods, Inc. *                           1,000                42
Dillards, Inc., Class A                                 5,500               143
Dollar General Corp.                                   27,775               485
Dollar Tree Stores, Inc. *                              8,650               226
Dress Barn, Inc. (a)*                                   6,000               152
Duckwall-ALCO Stores, Inc. *                            1,800                46
eBay, Inc. *                                          110,848             3,814
Expedia, Inc. (a)*                                     31,345               585
Family Dollar Stores, Inc.                             12,700               318
Federated Department Stores,
   Inc.                                                21,476             1,672
Finlay Enterprises, Inc. *                              1,000                10
Foot Locker, Inc.                                      14,100               327
GameStop Corp., Class A (a)*                            1,524                72
Genesco, Inc. *                                         4,300               178
Genuine Parts Co.                                      13,500               589
Group 1 Automotive, Inc.                                1,400                76
Guess?, Inc. *                                          2,700               107
Guitar Center, Inc. *                                   1,700                91
Handleman Co.                                           6,600                56
Hibbett Sporting Goods, Inc. *                          3,543               107
Hollywood Media Corp. *                                 1,100                 5
Home Depot, Inc.                                      170,200             6,796
IAC/InterActiveCorp. *                                 31,345               905
J.C. Penney Co., Inc.                                  22,400             1,466
Keystone Automotive Industries,
   Inc. *                                               1,800                74
Kohl's Corp. *                                         25,800             1,441
Limited Brands, Inc.                                   31,520               808
Lithia Motors, Inc., Class A                              700                24
Lowe's Cos., Inc.                                      63,700             4,016

SCHWAB TOTAL STOCK MARKET INDEX FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                    NUMBER OF           VALUE
SECURITY                                             SHARES          ($ X 1,000)
Michael's Stores, Inc.                                  9,800                371
Midas, Inc. *                                           1,300                 30
Monro Muffler Brake, Inc.                               1,050                 38
NetFlix, Inc. (a)*                                      6,000                178
Nordstrom, Inc.                                        20,600                790
O'Reilly Automotive, Inc. *                             4,400                149
Office Depot, Inc. *                                   26,000              1,055
OfficeMax, Inc.                                         6,400                248
Pacific Sunwear of California, Inc.
   *                                                    7,475                174
Payless Shoesource, Inc. *                              5,906                136
PETCO Animal Supplies, Inc. *                           5,000                110
PETsMART, Inc.                                         11,100                307
Pomeroy IT Solutions, Inc. *                            2,100                 19
Priceline.com, Inc. *                                   3,983                 97
RadioShack Corp.                                       10,700                182
Rent-A-Center, Inc. *                                   5,250                145
Rent-Way, Inc. *                                        3,200                 24
REX Stores Corp. *                                      1,875                 36
Ross Stores, Inc.                                      13,400                411
Saks, Inc. *                                           16,900                340
Sears Holdings Corp. *                                  8,885              1,277
Select Comfort Corp. (a)*                               3,000                120
Shoe Carnival, Inc. *                                   1,200                 34
Sonic Automotive, Inc.                                  1,400                 38
Source Interlink Cos., Inc. *                           5,000                 54
Spiegel, Inc., Class A (b)*                             5,000                 --
Stage Stores, Inc.                                      1,800                 56
Staples, Inc.                                          61,800              1,632
Stein Mart, Inc.                                        3,800                 60
Talbots, Inc.                                           5,700                135
Target Corp.                                           74,600              3,961
The Buckle, Inc.                                        3,500                150
The Cato Corp., Class A                                 4,300                 97
The Children's Place Retail
   Stores, Inc. *                                       1,800                111
The Finish Line, Class A                                3,600                 59
The Gap, Inc.                                          73,900              1,337
The Gymboree Corp. *                                    2,500                 75
The J. Jill Group, Inc. *                               2,000                 48
The Men's Wearhouse, Inc.                               3,600                128
The Pantry, Inc. *                                      1,000                 66
The Sherwin-Williams Co.                               13,000                662
The Sports Authority, Inc. *                            2,870                107
The Sportsman's Guide, Inc. *                           7,500                197
The TJX Cos., Inc.                                     40,400                975
Tiffany & Co.                                          11,500                401
Too, Inc. *                                             1,742                 67
Tractor Supply Co. *                                    4,000                259
Trans World Entertainment Corp.
   *                                                    1,500                  8
Tuesday Morning Corp.                                   2,500                 47
Tweeter Home Entertainment
   Group, Inc. *                                        1,100                  9
United Auto Group, Inc.                                 1,000                 42
Urban Outfitters, Inc. *                               12,800                297
ValueVision Media, Inc., Class A *                      1,400                 18
Williams-Sonoma, Inc.                                   9,200                385
Winmark Corp. *                                         1,200                 32
Zale Corp. *                                            5,020                124
                                                                     -----------
                                                                          53,334
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 2.9%
--------------------------------------------------------------------------------
Actel Corp. *                                           1,100                 18
ADE Corp. *                                             3,100                 96
Advanced Energy Industries, Inc.
   *                                                    3,900                 61
Advanced Micro Devices, Inc. (a)*                      34,200              1,106
Agere Systems, Inc. *                                  15,011                236
Alliance Semiconductor Corp. *                          1,200                  3
Altera Corp. *                                         30,400                664
AMIS Holdings, Inc. *                                   2,500                 26
Amkor Technology, Inc. (a)*                            14,400                174
Anadigics, Inc. *                                       1,150                 10
Analog Devices, Inc.                                   30,200              1,145
Applied Materials, Inc.                               139,098              2,497
Applied Micro Circuits Corp. *                         25,238                 93
Asyst Technologies, Inc. *                              1,700                 17
Atmel Corp. *                                          37,900                199
ATMI, Inc. *                                            1,400                 40
Axcelis Technologies, Inc. *                            7,044                 41
AXT, Inc. *                                               800                  3
Broadcom Corp., Class A *                              40,700              1,673
Brooks Automation, Inc. *                               5,585                 76
Cabot Microelectronics Corp. (a)*                         660                 22
Centillium Communications, Inc. *                       1,000                  4
Ceva, Inc. *                                              433                  3
Cirrus Logic, Inc. *                                    3,800                 36
Cohu, Inc.                                              1,100                 21
Conexant Systems, Inc. *                               37,546                133
Credence Systems Corp. *                                1,700                 12
Cree, Inc. (a)*                                         6,000                179
Cymer, Inc. *                                           4,200                217
Cypress Semiconductor Corp. (a)*                        8,500                146
Diodes, Inc. *                                          4,275                174
DSP Group, Inc. *                                       3,300                 89
Electroglas, Inc. *                                       900                  4
Emcore Corp. *                                          1,500                 16

SCHWAB TOTAL STOCK MARKET INDEX FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                    NUMBER OF           VALUE
SECURITY                                             SHARES          ($ X 1,000)
Entegris, Inc. *                                       10,199                104
ESS Technology, Inc. *                                  2,100                  7
Exar Corp. *                                            3,300                 48
Fairchild Semiconductor
   International, Inc. *                                8,600                178
FEI Co. *                                               1,500                 33
FormFactor, Inc. *                                      2,500                104
Freescale Semiconductor, Inc.,
   Class B *                                           31,360                993
FSI International, Inc. *                               1,300                  7
HI/FN, Inc. *                                             800                  5
Ibis Technology Corp. *                                   800                  3
Integrated Device Technology,
   Inc. *                                              11,220                171
Integrated Silicon Solutions, Inc. *                    3,400                 22
Intel Corp.                                           483,832              9,667
International Rectifier Corp. *                         6,600                298
Intersil Corp., Class A                                12,364                366
IXYS Corp. *                                              900                  9
KLA-Tencor Corp.                                       15,000                722
Kopin Corp. *                                           2,500                 14
Kulicke & Soffa Industries, Inc. *                      4,400                 40
Lam Research Corp. *                                   11,600                567
Lattice Semiconductor Corp. *                           4,600                 31
Linear Technology Corp.                                25,000                888
LSI Logic Corp. *                                      29,964                319
LTX Corp. *                                             1,900                 11
Marvell Technology Group Ltd. *                        13,700                782
Mattson Technology, Inc. *                              4,100                 47
Maxim Integrated Products, Inc.                        25,453                897
MEMC Electronic Materials, Inc. *                      16,300                662
Micrel, Inc. *                                          6,800                 87
Microchip Technology, Inc.                             16,475                614
Micron Technology, Inc. *                              49,500                840
Microsemi Corp. *                                       7,000                191
Mindspeed Technologies, Inc. (a)*                       7,598                 26
MIPS Technologies, Inc. *                               1,100                  8
MKS Instruments, Inc. *                                 4,300                103
Monolithic System Technology,
   Inc. *                                               1,200                 10
Nanometrics, Inc. *                                       300                  4
National Semiconductor Corp.                           29,200                875
Novellus Systems, Inc. *                               11,171                276
Nvidia Corp. *                                         28,000                818
Omnivision Technologies, Inc. *                         4,800                140
ON Semiconductor Corp. *                               21,000                151
Pericom Semiconductor Corp, *                             600                  6
Photronics, Inc. *                                      3,900                 70
Pixelworks, Inc. *                                      4,100                 16
PLX Technology, Inc. *                                  1,300                 17
PMC - Sierra, Inc. *                                    8,800                109
Power Integrations, Inc. *                              1,400                 30
QuickLogic Corp. *                                        900                  5
Rambus, Inc. *                                          8,200                318
RF Micro Devices, Inc. *                               13,700                127
Rudolph Technologies, Inc. *                            1,317                 22
Semitool, Inc. *                                        4,300                 40
Semtech Corp. *                                         6,000                113
Silicon Image, Inc. *                                   6,500                 66
Silicon Laboratories, Inc. *                            5,000                233
Silicon Storage Technology, Inc. *                      7,000                 32
Sipex Corp. *                                           1,600                  5
SiRF Technology Holdings, Inc. *                        3,500                120
Skyworks Solutions, Inc. *                              5,689                 41
Standard Microsystems Corp. *                           3,600                 84
Supertex, Inc. *                                        1,400                 54
Teradyne, Inc. *                                       15,559                262
Tessera Technologies, Inc. *                            3,000                 96
Texas Instruments, Inc.                               143,397              4,977
Three-Five Systems, Inc. *                              1,099                 --
Transmeta Corp., Delaware (a)*                          4,500                  9
Transwitch Corp. *                                      3,100                  7
Trident Microsystems, Inc. *                            5,000                133
Triquint Semiconductor, Inc. *                          5,310                 29
Ultratech, Inc. *                                       1,300                 26
Varian Semiconductor Equipment
   Associates, Inc. *                                   2,250                 74
Veeco Instruments, Inc. *                               3,500                 84
Virage Logic Corp. *                                    1,400                 18
Vitesse Semiconductor Corp. *                           6,986                 13
Xilinx, Inc.                                           27,600                764
Zoran Corp. *                                           4,261                117
                                                                     -----------
                                                                          38,489
SOFTWARE & SERVICES 6.1%
--------------------------------------------------------------------------------
Accenture Ltd., Class A                                72,000              2,093
Activision, Inc. *                                     19,866                282
Actuate Corp. *                                         2,300                 10
Acxiom Corp.                                           13,300                345
Adobe Systems, Inc. *                                  46,210              1,811
Advent Software, Inc. *                                 4,100                144
Affiliated Computer Services, Inc.,
   Class A *                                           12,000                669
Agile Software Corp. *                                  4,400                 31
Akamai Technologies, Inc. *                             8,938                301
Alliance Data Systems Corp. *                           6,600                363
Altiris, Inc. *                                         2,500                 54
Analysts International Corp. *                          2,400                  7
Ansoft Corp. *                                          2,300                102
answerthink, Inc. *                                     1,700                 10
Ansys, Inc. *                                           3,400                192
Anteon International Corp. *                            2,000                109

SCHWAB TOTAL STOCK MARKET INDEX FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                    NUMBER OF           VALUE
SECURITY                                             SHARES          ($ X 1,000)
Ariba, Inc. *                                           5,270                 49
Aspen Technology, Inc. *                                6,000                 77
Autodesk, Inc. *                                       16,800                706
Automatic Data Processing, Inc.                        48,100              2,120
BEA Systems, Inc. *                                    30,400                403
BearingPoint, Inc. *                                    7,100                 66
BMC Software, Inc. *                                   19,000                409
Borland Software Corp. *                                3,000                 15
Bottomline Technologies, Inc. *                         2,000                 24
BroadVision, Inc. *                                     1,090                  1
CA, Inc.                                               47,508              1,205
CACI International, Inc., Class A *                     2,100                131
Cadence Design Systems, Inc. *                         22,600                428
Captaris, Inc. *                                        2,200                  9
Carreker Corp. *                                        3,700                 23
Catapult Communications Corp. *                         1,600                 19
Ceridian Corp. *                                       19,500                473
CheckFree Corp. *                                       7,900                426
Chordiant Software, Inc. *                              1,100                  4
CIBER, Inc. *                                           1,900                 13
Citrix Systems, Inc. *                                 20,000                798
Clarent Corp. *                                         1,545                 --
Click Commerce, Inc. (a)*                                 320                  7
CNET Networks, Inc. *                                   9,983                108
Cognizant Technology Solutions
   Corp., Class A *                                    10,600                674
Computer Sciences Corp. *                              16,238                951
Compuware Corp. *                                      19,900                153
Convergys Corp. *                                      10,500                204
Corillian Corp. *                                       2,000                  7
Covansys Corp. *                                        5,000                 87
CSG Systems International, Inc. *                       5,400                137
Digimarc Corp. *                                        3,500                 24
Digital Insight Corp. *                                 2,300                 79
Digital River, Inc. *                                   2,100                 91
Digitas, Inc. *                                         6,800                 96
Divine, Inc. *                                            161                 --
DST Systems, Inc. *                                     8,100                498
Dynamics Research Corp. *                               1,200                 18
Earthlink, Inc. *                                      11,850                108
Edgewater Technology, Inc. *                              767                  6
eFunds Corp. *                                          5,002                129
Electronic Arts, Inc. *                                25,200              1,431
Electronic Data Systems Corp.                          42,100              1,140
eLoyalty Corp. *                                          190                  3
Embarcadero Technologies, Inc. *                        2,900                 18
Entrust, Inc. *                                         2,800                  9
Epicor Software Corp. *                                 4,000                 49
EPIQ Systems, Inc. *                                      550                 10
Equinix, Inc. *                                         2,565                169
eSPEED, Inc., Class A *                                 3,300                 27
Euronet Worldwide, Inc. *                               2,500                 89
Factset Research Systems, Inc.                          3,750                166
Fair Isaac Corp.                                        7,744                287
FalconStor Software, Inc. *                             1,200                  9
Fidelity National Information
   Services, Inc.                                       9,050                344
FileNet Corp. *                                         3,800                106
First Data Corp.                                       62,932              3,001
Firstwave Technologies, Inc. *                          1,000                  2
Fiserv, Inc. *                                         15,300                690
Forrester Research, Inc. *                              4,100                100
Gartner, Inc. *                                        10,300                144
Global Payments, Inc.                                   6,240                296
Google, Inc., Class A *                                22,900              9,571
GSE Systems, Inc. *                                       424                  1
Hewitt Associates, Inc., Class A *                      9,425                273
HomeStore, Inc. *                                       5,020                 31
Hyperion Solutions Corp. *                              4,275                131
iBEAM Broadcasting Corp. (b)*                             290                 --
iGate Corp. *                                           3,800                 27
Informatica Corp. *                                     6,700                103
Inforte Corp. *                                         3,700                 18
Infospace, Inc. *                                       3,872                 99
infoUSA, Inc. *                                         4,800                 54
Innodata Isogen, Inc. *                                 2,400                  6
Interactive Intelligence, Inc. *                        1,000                 12
Intergraph Corp. *                                      9,700                427
Internet Capital Group, Inc. *                            350                  3
Internet Security Systems, Inc. *                       4,600                103
Intervoice, Inc. *                                      1,678                 12
Interwoven, Inc. *                                      5,925                 60
Intuit, Inc. *                                         16,715                905
iPayment Holdings, Inc. *                               2,500                108
Iron Mountain, Inc. *                                   9,787                383
j2 Global Communications, Inc.
   (a)*                                                 2,000                 98
Jack Henry & Associates, Inc.                           6,300                141
JDA Software Group, Inc. *                              4,500                 62
Kana Software, Inc. *                                     528                  1
Kanbay International, Inc. *                            3,000                 47
Keane, Inc. *                                           3,960                 56
Kronos, Inc. *                                          1,875                 86
Lawson Software, Inc. *                                 8,000                 61
Lightbridge, Inc. *                                     4,700                 60
LookSmart, Ltd. *                                         480                  2
Macrovision Corp. *                                     3,100                 71
Magma Design Automation, Inc. *                         1,700                 13

SCHWAB TOTAL STOCK MARKET INDEX FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                    NUMBER OF          VALUE
SECURITY                                             SHARES         ($ X 1,000)
Management Network Group, Inc.
   *                                                    2,400                 5
Manhattan Associates, Inc. *                            1,300                28
Manugistics Group, Inc. *                               2,300                 6
MapInfo Corp. *                                         3,125                43
Matrixone, Inc. *                                       1,700                12
MAXIMUS, Inc.                                           1,700                59
McAfee, Inc. *                                         14,445               377
Mentor Graphics Corp. *                                 5,700                75
MetaSolv, Inc. *                                        2,800                10
Micros Systems, Inc. *                                 11,000               460
Microsoft Corp. (c)                                   839,250            20,268
MicroStrategy, Inc., Class A *                            856                80
Midway Games, Inc. *                                    5,600                56
Moldflow Corp. *                                          300                 4
MoneyGram International, Inc.                           7,500               254
MPS Group, Inc. *                                       8,100               129
MRO Software, Inc. *                                    3,900                74
MSC.Software Corp. *                                    1,800                37
Napster, Inc. *                                           724                 3
NAVTEQ Corp. *                                          6,100               253
NetIQ Corp. *                                           7,704                92
NetRatings, Inc. *                                      3,000                39
NetScout Systems, Inc. *                                1,800                17
Novell, Inc. *                                         25,600               210
Nuance Communications, Inc. *                           1,974                25
NYFIX, Inc. *                                             750                 5
Onyx Software Corp. *                                     350                 2
Openwave Systems, Inc. (a)*                             7,771               145
Opnet Technologies, Inc. *                              3,600                44
Opsware, Inc. *                                           800                 7
Oracle Corp. *                                        434,449             6,339
Parametric Technology Corp. *                           8,680               130
Paychex, Inc.                                          32,400             1,309
Pegasus Solutions, Inc. *                               3,900                37
Perot Systems Corp., Class A *                          9,100               137
Phoenix Technologies, Ltd. *                            1,300                 8
PLATO Learning, Inc. *                                  1,433                14
Portal Software, Inc. *                                 1,220                 6
Progress Software Corp. *                               4,200               116
Quality Systems, Inc. *                                 3,600               121
Quest Software, Inc. *                                  7,700               133
Quovadx, Inc. *                                         2,600                 7
Radiant Systems, Inc. *                                 3,800                49
RealNetworks, Inc. *                                   13,300               133
Red Hat, Inc. *                                        14,600               429
Renaissance Learning, Inc.                              2,100                33
RSA Security, Inc. *                                    5,000               105
S1 Corp. *                                             12,930                67
Saba Software, Inc. *                                   1,349                 8
Sabre Holdings Corp., Class A                          12,401               286
Safeguard Scientifics, Inc. *                           3,300                 9
Sagent Technology, Inc. *                               1,500                --
Salesforce.com, Inc. *                                  8,500               298
Sapient Corp. *                                         9,100                71
Secure Computing Corp. *                                3,200                34
Selectica, Inc. *                                       1,900                 5
Sonic Foundry, Inc. *                                     600                 1
SonicWALL, Inc. *                                       7,400                63
SPSS, Inc. *                                            3,200               112
SRA International, Inc., Class A *                      5,000               160
SSA Global Technologies, Inc. *                         5,500                85
Startek, Inc.                                           3,900                89
Stellent, Inc.                                          3,600                46
SumTotal Systems, Inc. *                                  463                 3
SupportSoft, Inc. *                                     4,800                22
Sybase, Inc. *                                         19,036               414
Symantec Corp. *                                       93,673             1,534
Synopsys, Inc. *                                       13,684               299
Synplicity, Inc. *                                      1,200                 8
Syntel, Inc.                                            2,500                54
Take-Two Interactive Software,
   Inc. *                                               6,000               102
Talx Corp.                                              3,825               100
TeleCommunication Systems,
   Inc., Class A *                                      1,300                 4
The BISYS Group, Inc. *                                 9,000               143
The Reynolds & Reynolds Co.,
   Class A                                              7,500               223
THQ, Inc. (a)*                                          2,925                75
TIBCO Software, Inc. *                                 16,000               138
Tier Technologies, Inc., Class B *                        500                 4
Total System Services, Inc.                            16,300               327
Transaction Systems Architects,
   Inc., Class A *                                      5,200               208
Troy Group, Inc. *                                      2,000                 8
Tumbleweed Communications
   Corp. *                                              2,000                 6
Ulticom, Inc. *                                         4,800                48
Unisys Corp. *                                         27,600               172
United Online, Inc.                                     6,150                79
USinternetworking, Inc. *                               1,100                --
VA Software Corp. *                                     4,527                24
ValueClick, Inc. *                                      6,000               101
VeriFone Holdings, Inc. *                               1,500                46
Verint Systems, Inc. *                                  2,500                81
VeriSign, Inc. *                                       20,875               491
Vertel Corp. *                                            900                --
Vignette Corp. *                                        3,394                54
Vitria Technology, Inc. *                                 925                 3
WatchGuard Technologies, Inc. *                         1,800                 9
Web.com, Inc. *                                           510                 3

SCHWAB TOTAL STOCK MARKET INDEX FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                    NUMBER OF           VALUE
SECURITY                                             SHARES         ($ X 1,000)
WebEx Communications, Inc. *                            2,500                88
webMethods, Inc. *                                      4,421                42
Websense, Inc. *                                        5,000               124
Wind River Systems, Inc. *                              6,760                77
Witness Systems, Inc. *                                 2,100                49
Yahoo! Inc. (a)*                                      111,144             3,643
                                                                    -----------
                                                                         80,479
TECHNOLOGY HARDWARE & EQUIPMENT 6.3%
-------------------------------------------------------------------------------
3Com Corp. *                                           17,900                96
Adaptec, Inc. *                                         5,700                32
ADC Telecommunications, Inc. *                          4,031                90
ADTRAN, Inc.                                            7,000               176
Advanced Digital Information
   Corp. *                                              2,600                22
Aeroflex, Inc. *                                        5,400                68
Agilent Technologies, Inc. *                           39,317             1,511
Agilysys, Inc.                                          1,600                23
American Technical Ceramics
   Corp. *                                                500                 7
Amphenol Corp., Class A                                 8,800               509
Anaren, Inc. *                                          3,300                68
Andrew Corp. *                                         13,425               142
Anixter International, Inc. *                           3,300               168
Apple Computer, Inc. *                                 65,000             4,575
Arris Group, Inc. *                                     2,600                31
Arrow Electronics, Inc. *                              12,000               434
Avanex Corp. *                                          2,100                 5
Avaya, Inc. *                                          37,885               455
Avici Systems, Inc. *                                     375                 3
Avid Technology, Inc. *                                 3,756               145
Avnet, Inc. *                                          11,288               295
Avocent Corp. *                                         3,963               107
AVX Corp.                                              14,000               249
Aware, Inc. *                                           1,100                 6
Bel Fuse, Inc.                                          1,200                33
Belden CDT, Inc.                                        4,400               138
Bell Microproducts, Inc. *                              1,000                 6
Benchmark Electronics, Inc. *                           4,575               125
Black Box Corp.                                         1,700                80
Blue Coat Systems, Inc. *                                 340                 7
Brightpoint, Inc. *                                     3,712               124
Brocade Communications
   Systems, Inc. *                                     21,000               129
C-COR, Inc. *                                           3,100                25
CalAmp Corp. *                                          1,000                13
CDW Corp.                                               6,800               405
Checkpoint Systems, Inc. *                              4,600               121
Ciena Corp. *                                          17,294                71
Cisco Systems, Inc. *                                 511,909            10,724
Cogent, Inc. *                                          5,000                82
Cognex Corp.                                            2,900                77
Cognitronics Corp. *                                    2,600                 8
Coherent, Inc. *                                        1,300                48
Com21, Inc. *                                           1,400                --
Comarco, Inc. *                                           500                 5
CommScope, Inc. *                                       4,900               162
Comtech Telecommunications
   Corp. *                                              2,175                62
Comverse Technology, Inc. *                            13,400               304
Concurrent Computer Corp. *                             3,000                10
Corning, Inc. *                                       115,607             3,194
CoSine Communications, Inc. *                             730                 2
CTS Corp.                                               5,800                82
Daktronics, Inc.                                        2,600               102
DDi Corp. *                                                 1                --
Dell, Inc. *                                          195,500             5,122
Diebold, Inc.                                           5,300               226
Ditech Communications Corp. *                           4,100                39
Echelon Corp. *                                         3,700                31
Electro Scientific Industries, Inc. *                   1,300                26
Electronics for Imaging, Inc. *                         3,400                93
EMC Corp. *                                           199,686             2,698
EMS Technologies, Inc. *                                1,000                19
Emulex Corp. *                                          5,900               107
Epresence, Inc. (b)*                                    2,700                --
Epresence, Inc. (Escrow Shares)
   (b)                                                  2,700                --
Excel Technology, Inc. *                                  600                18
Extreme Networks, Inc. *                                4,500                20
F5 Networks, Inc. *                                     3,300               193
Fargo Electronics, Inc. *                               2,000                37
Finisar Corp. *                                         7,900                37
First Virtual Communications, Inc.
   *                                                      240                --
FLIR Systems, Inc. (a)*                                 4,800               117
Foundry Networks, Inc. *                                9,300               132
Frequency Electronics, Inc.                               500                 7
Gateway, Inc. *                                        11,800                26
Gerber Scientific, Inc. *                               1,900                20
Glenayre Technologies, Inc. *                           2,300                13
Global Imaging Systems, Inc. *                          2,100                78
Harmonic, Inc. *                                        6,342                34
Harris Corp.                                           14,000               652
Hewlett-Packard Co.                                   239,636             7,781
Hutchinson Technology, Inc. (a)*                        2,500                59
I.D. Systems, Inc. *                                    3,000                71
Identix, Inc. *                                         1,600                12

SCHWAB TOTAL STOCK MARKET INDEX FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                    NUMBER OF          VALUE
SECURITY                                             SHARES         ($ X 1,000)
Imation Corp.                                           2,000                84
Immersion Corp. *                                         800                 7
InFocus Corp. *                                         1,600                 8
Ingram Micro, Inc., Class A *                          13,400               246
Insight Enterprises, Inc. *                             4,650                92
Intelli-Check, Inc. *                                     500                 3
Inter-Tel, Inc.                                         6,000               138
InterDigital Communications Corp.
   *                                                    4,500               114
Intermec, Inc. *                                        5,600               148
International Business Machines
   Corp.                                              131,510            10,829
Iomega Corp. *                                         12,400                40
Itron, Inc. *                                           2,500               168
Ixia *                                                  5,200                59
Jabil Circuit, Inc.                                    15,400               600
JDS Uniphase Corp. *                                  112,424               392
Juniper Networks, Inc. *                               40,565               750
Jupiter Media Metrix, Inc. (b)*                         1,673                --
Keithley Instruments, Inc.                              3,200                49
Kemet Corp. *                                           6,700                72
Landauer, Inc.                                          1,100                54
Lantronix, Inc. *                                       1,900                 5
LaserCard Corp. *                                       1,000                17
LeCroy Corp. *                                            900                13
Lexar Media, Inc. *                                     5,400                53
Lexmark International, Inc., Class
   A *                                                 10,900               531
Lightpath Technologies, Inc. *                             75                --
Littelfuse, Inc. *                                      2,000                65
Lucent Technologies, Inc. (a)*                        301,923               842
MasTec, Inc. *                                          5,350                66
Maxtor Corp. *                                         17,748               172
Maxwell Technologies, Inc. *                            1,000                19
McData Corp., Class A *                                 4,047                20
Measurement Specialties, Inc. *                           700                18
Mechanical Technology, Inc. *                           1,800                 8
Mercury Computer Systems, Inc. *                        3,600                69
Merix Corp. *                                           3,700                43
Methode Electronics, Inc.                               3,600                35
MOCON, Inc.                                               600                 5
Molex, Inc.                                            16,125               599
Motorola, Inc.                                        195,955             4,184
MRV Communications, Inc. (a)*                           4,307                16
MTS Systems Corp.                                       4,500               201
Multi-Fineline Electronix, Inc. (a)*                    2,500               146
National Instruments Corp.                              5,675               180
NCR Corp. *                                            23,800               938
Network Appliance, Inc. *                              27,500             1,019
Network Equipment Technologies,
   Inc. *                                               5,000                15
Newport Corp. *                                         4,200                81
NMS Communications Corp. *                              1,500                 6
Oplink Communications, Inc. *                             657                13
Optical Communication Products,
   Inc. *                                                 500                 1
OSI Systems, Inc. *                                     3,700                71
OYO Geospace Corp. *                                      300                17
Packeteer, Inc. *                                       3,600                47
Palm, Inc. (a)*                                         3,138                71
Park Electrochemical Corp.                              3,600               111
Parkervision, Inc. (a)*                                   400                 4
Paxar Corp. *                                           2,300                50
PC Connection, Inc. *                                   3,000                18
PC-Tel, Inc. *                                          1,400                15
Pemstar, Inc. *                                         1,600                 4
Performance Technologies, Inc. *                        1,600                12
Photon Dynamics, Inc. *                                 3,400                65
Planar Systems, Inc. *                                  3,700                60
Plantronics, Inc.                                       4,000               150
Plexus Corp. *                                          3,700               161
Polycom, Inc. *                                         9,200               202
Powerwave Technologies, Inc. *                          3,583                40
Presstek, Inc. *                                        1,100                13
Printronix, Inc.                                        2,400                40
QLogic Corp. *                                         17,044               355
Qualcomm, Inc.                                        135,100             6,936
Quantum Corp. *                                         5,500                19
Radisys Corp. *                                         3,700                78
Redback Networks, Inc. *                                8,076               181
Research Frontiers, Inc. *                                800                 4
Richardson Electronics, Ltd.                            1,300                 9
Rofin-Sinar Technologies, Inc. *                        1,900               107
SafeNet, Inc. *                                         2,770                56
SanDisk Corp. *                                        11,000               702
Sanmina -- SCI Corp. *                                 41,316               214
SatCon Technology Corp. *                                 900                 2
SBS Technologies, Inc. *                                1,700                28
ScanSource, Inc. *                                        600                38
SCM Microsystems, Inc. *                                1,200                 5
Seachange International, Inc. *                         3,350                23
Seagate Technology *                                   30,500               810
Sirenza Microdevices, Inc. *                            1,300                14
Solectron Corp. *                                      81,520               326
Somera Communications, Inc. *                             190                 1
Sonus Networks, Inc. *                                 19,400                96
Spectralink Corp.                                       1,000                12
StorageNetworks, Inc. (b)*                              2,100                --
Stratasys, Inc. (a)*                                    1,350                44
Stratex Networks, Inc. *                                2,800                18
Sun Microsystems, Inc. *                              248,230             1,241
SunPower Corp., Class A (a)*                            1,300                50

SCHWAB TOTAL STOCK MARKET INDEX FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                    NUMBER OF          VALUE
SECURITY                                             SHARES         ($ X 1,000)
Sycamore Networks, Inc. *                              18,200                86
Symbol Technologies, Inc.                              19,690               210
Symmetricom, Inc. *                                     8,450                68
Synaptics, Inc. *                                       3,500                92
Tech Data Corp. *                                       5,300               195
Technitrol, Inc.                                        4,000               100
Tekelec *                                               8,700               124
Tektronix, Inc.                                         9,202               325
Tellabs, Inc. *                                        34,564               548
Terabeam, Inc. *                                          100                --
TESSCO Technologies, Inc. *                               900                18
Tollgrade Communications, Inc. *                        3,600                41
Trimble Navigation Ltd. *                               5,700               270
TTM Technologies, Inc. *                                4,400                72
Utstarcom, Inc. (a)*                                    1,200                 8
Viasat, Inc. *                                          3,500               105
Vishay Intertechnology, Inc. *                         36,688               573
Westell Technologies, Inc., Class
   A *                                                  2,560                10
Western Digital Corp. *                                15,700               330
WJ Communications, Inc. *                               2,300                 7
Xerox Corp. *                                          69,700               979
Xybernaut Corp. *                                       1,400                --
Zebra Technologies Corp., Class
   A (a)*                                               6,375               253
Zhone Technologies, Inc. *                              1,000                 2
Zygo Corp. *                                              500                 9
                                                                    -----------
                                                                         83,202
TELECOMMUNICATION SERVICES 2.8%
-------------------------------------------------------------------------------
@Road, Inc. *                                           4,400                25
Adelphia Business Solutions (b)*                        4,638                --
Alltel Corp.                                           30,587             1,969
American Tower Corp., Class A *                        33,800             1,154
AT&T Corp.                                            332,806             8,723
AT&T Latin America Corp., Class
   A *                                                  2,100                --
Atlantic Tele-Network, Inc.                             3,250                75
BellSouth Corp.                                       160,887             5,435
Centennial Communications Corp.
   *                                                    8,000                54
CenturyTel, Inc.                                       10,500               396
Cincinnati Bell, Inc. *                                18,568                78
Citizens Communications Co.                            24,900               331
ClearOne Communications, Inc. *                           107                --
Commonwealth Telephone
   Enterprises, Inc.                                    9,400               312
Covad Communications Group,
   Inc. *                                               7,000                18
Crown Castle International Corp. *                     20,900               703
CT Communications, Inc.                                 4,500                64
CTC Communications Group, Inc.
   (b)*                                                 1,550                --
D&E Communications, Inc.                                3,500                44
Genuity, Inc. (b)*                                        280                --
HickoryTech Corp.                                       4,600                37
IDT Corp., Class B *                                    7,600                84
Integrated Telecom Express
   Incescrow (b)*                                       1,800                --
Leap Wireless International, Inc. *                     1,800                83
Level 3 Communications, Inc. *                         53,000               286
Lynch Interactive Corp. *                                   9                15
Moscow CableCom Corp. *                                 1,400                11
Nextel Partners, Inc., Class A *                       18,400               521
NII Holdings, Inc. *                                    1,900               114
North Pittsburgh Systems, Inc.                          3,500                80
PanAmSat Holding Corp.                                  1,200                30
Price Communications Corp. *                            4,047                70
Qwest Communications
   International, Inc. *                              145,837               978
Rural Cellular Corp., Class A *                         1,200                19
SBA Communications Corp. *                              4,300               108
Sprint Corp. (FON Group)                              231,530             5,742
Superior Telecom, Inc. (b)*                             1,124                --
Talk America Holdings, Inc. (a)*                        5,000                45
Telephone & Data Systems, Inc.                          5,100               200
Time Warner Telecom, Inc., Class
   A *                                                  9,000               151
U.S. Cellular Corp. *                                   6,100               381
U.S. Wireless Corp. *                                     400                --
Ubiquitel, Inc. *                                      10,000               104
Verizon Communications, Inc.                          247,572             8,177
Warwick Valley Telephone Co.                            1,100                26
Wireless Facilities, Inc. *                             1,800                 8
                                                                    -----------
                                                                         36,651
TRANSPORTATION 1.9%
-------------------------------------------------------------------------------
AirTran Holdings, Inc. *                                5,800                81
Alaska Air Group, Inc. *                                1,900                72
Alexander & Baldwin, Inc.                               5,600               279
Amerco, Inc. *                                            900                94
AMR Corp. (a)*                                         14,500               357
Arkansas Best Corp.                                     1,100                47
Burlington Northern Santa Fe
   Corp.                                               30,300             2,410
C.H. Robinson Worldwide, Inc.                          15,000               665
Con-way, Inc.                                           4,500               251

SCHWAB TOTAL STOCK MARKET INDEX FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                    NUMBER OF          VALUE
SECURITY                                             SHARES         ($ X 1,000)
Continental Airlines, Inc., Class B
   *                                                    7,500               195
CSX Corp.                                              17,100             1,171
Dollar Thrifty Automotive Group,
   Inc. *                                               3,500               170
EGL, Inc. *                                             3,500               164
Expeditors International
   Washington, Inc.                                     8,100               694
ExpressJet Holdings, Inc. *                             3,000                17
FedEx Corp.                                            24,063             2,770
Florida East Coast Industries,
   Class A                                              3,600               201
Forward Air Corp.                                       2,600               105
Heartland Express, Inc.                                 6,706               163
Hub Group, Inc., Class A *                                700                34
Interpool, Inc.                                         1,200                24
J.B. Hunt Transport Services, Inc.                     13,000               310
JetBlue Airways Corp. (a)*                             11,962               123
Kansas City Southern *                                  5,050               123
Kirby Corp. *                                           2,800               206
Knight Transportation, Inc.                             4,050                79
Laidlaw International, Inc.                             8,200               203
Landstar Systems, Inc.                                 15,200               646
MAIR Holdings, Inc. *                                   1,100                 6
Mesa Air Group, Inc. *                                  3,800                40
Norfolk Southern Corp.                                 32,000             1,728
Northwest Airlines Corp. *                              6,500                 4
Old Dominion Freight Line *                             4,050               130
Pacer International, Inc.                               2,800                96
Park-Ohio Holdings Corp. *                              2,600                51
Ryder Systems, Inc.                                     6,400               334
SCS Transportation, Inc. *                              4,100               108
SkyWest, Inc.                                           4,000                94
Southwest Airlines Co.                                 64,125             1,040
Swift Transportation Co., Inc. *                        5,970               179
UAL Corp. (a)*                                          5,600               202
Union Pacific Corp.                                    22,000             2,007
United Parcel Service, Inc., Class
   B                                                   91,480             7,416
UTI Worldwide, Inc.                                     4,300               134
Werner Enterprises, Inc.                                5,832               112
YRC Worldwide, Inc. *                                   5,004               210
                                                                    -----------
                                                                         25,545
UTILITIES 3.0%
-------------------------------------------------------------------------------
AGL Resources, Inc.                                     4,300               152
Allegheny Energy, Inc. *                               11,900               424
Allete, Inc.                                            2,733               128
Alliant Energy Corp.                                    9,300               297
Ameren Corp.                                           15,100               761
American Electric Power Co., Inc.                      33,820             1,132
Aqua America, Inc.                                      4,894               117
Atmos Energy Corp.                                      6,700               178
Avista Corp.                                            3,800                80
Black Hills Corp.                                       1,400                51
CenterPoint Energy, Inc.                               26,100               314
Central Vermont Public Service
   Corp.                                                2,700                54
CH Energy Group, Inc.                                   1,900                90
Cleco Corp.                                             3,400                77
CMS Energy Corp. *                                      5,000                67
Consolidated Edison, Inc.                              17,000               733
Constellation Energy Group, Inc.                       16,800               923
Dominion Resources, Inc. (a)                           26,610             1,992
DPL, Inc.                                              11,452               311
DTE Energy Co.                                         13,801               563
Duke Energy Corp.                                     100,356             2,922
Duquesne Light Holdings, Inc.                           6,100               104
Edison International                                   37,710             1,524
El Paso Electric Co. *                                  2,800                55
Energen Corp.                                           5,200               183
Energy East Corp.                                      12,214               295
Entergy Corp.                                          18,200             1,273
Equitable Resources, Inc.                               8,800               312
Exelon Corp.                                           54,474             2,942
FirstEnergy Corp.                                      28,217             1,431
Florida Public Utilites Co.                             1,599                22
FPL Group, Inc.                                        29,400             1,164
Great Plains Energy, Inc.                               6,500               184
Green Mountain Power Corp.                              3,800               108
Hawaiian Electric Industries, Inc.                      7,700               207
Idacorp, Inc.                                           4,200               143
KeySpan Corp.                                          13,400               541
MDU Resources Group, Inc.                              10,950               402
Mirant Corp. *                                          3,700                91
National Fuel Gas Co.                                   5,800               193
New Jersey Resources Corp.                              1,650                73
Nicor, Inc. (a)                                         3,000               119
NiSource, Inc. (a)                                     22,864               483
Northeast Utilities, Inc.                              10,124               204
Northwest Natural Gas Co.                               2,700                93
NRG Energy, Inc. *                                      7,000               333
NSTAR                                                   7,734               214
OGE Energy Corp.                                        6,500               196
Oneok, Inc.                                             7,400               244
Otter Tail Corp.                                        1,100                33
Peoples Energy Corp. (a)                                3,200               116
Pepco Holdings, Inc.                                   14,000               323
PG&E Corp.                                             29,900             1,191
Piedmont Natural Gas Co. (a)                            3,200                78
Pinnacle West Capital Corp.                             6,800               273
PNM Resources, Inc.                                     5,500               139

SCHWAB TOTAL STOCK MARKET INDEX FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                    NUMBER OF           VALUE
SECURITY                                             SHARES          ($ X 1,000)
PPL Corp.                                              30,000                871
Progress Energy, Inc.                                  21,159                906
Public Service Enterprise Group,
   Inc.                                                19,000              1,191
Puget Energy, Inc.                                      7,500                156
Questar Corp.                                           8,100                648
Reliant Energy, Inc. *                                 25,125                285
SCANA Corp.                                             7,905                309
Seagate Escrow Technology (b)*                          7,500                 --
Sempra Energy                                          19,175                882
Sierra Pacific Resources *                              4,476                 63
Southern Union Co.                                      6,074                157
Southwest Gas Corp.                                     3,600                100
TECO Energy, Inc.                                      15,700                251
The AES Corp. *                                        52,596                893
The Laclede Group, Inc.                                 3,300                113
The Southern Co.                                       60,900              1,963
TXU Corp.                                              52,800              2,620
UGI Corp.                                               8,200                184
UIL Holdings Corp.                                        400                 22
Unisource Energy Corp.                                  3,800                115
Unitil Corp.                                              600                 15
Vectren Corp.                                           5,766                154
Westar Energy, Inc.                                     8,200                172
WGL Holdings, Inc.                                      3,000                 88
Wisconsin Energy Corp.                                 11,400                445
WPS Resources Corp.                                     2,400                120
Xcel Energy, Inc.                                      34,195                644
                                                                     -----------
                                                                          40,019
FOREIGN COMMON STOCK 0.1% of net assets

CAYMAN ISLANDS 0.1%
--------------------------------------------------------------------------------
ENERGY 0.1%
GlobalSantaFe Corp.                                    19,155              1,172

                                                     FACE
SECURITY                                            AMOUNT              VALUE
   RATE, MATURITY DATE                            ($ X 1,000)        ($ X 1,000)
SHORT-TERM INVESTMENTS 0.6% of net assets

Brown Brothers
   Harriman & Co. Cash
   Management Sweep                                     7,239              7,239

                                                    NUMBER OF           VALUE
SECURITY                                             SHARES          ($ X 1,000)
PREFERRED STOCK 0.0% of net assets

REAL ESTATE 0.0%
--------------------------------------------------------------------------------
Simon Property Group, Inc. *                            1,200                 81

                                                     FACE
SECURITY                                            AMOUNT              VALUE
   RATE, MATURITY DATE                            ($ X 1,000)        ($ X 1,000)
U.S. TREASURY OBLIGATIONS 0.0% of net assets

U.S. Treasury Bills
   4.61%, 06/15/06                                        360                358

                                                    NUMBER OF           VALUE
SECURITY                                             SHARES          ($ X 1,000)
WARRANTS 0.0% of net assets

Pinnacle Holdings, Inc. (b)                                 9                 --
Rcn Corp. (b)                                               2                 --

RIGHTS 0.0% of net assets

OSI Pharmaceuticals, Inc.                               1,640                 --

END OF INVESTMENTS.

SCHWAB TOTAL STOCK MARKET INDEX FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                  FACE AMOUNT          VALUE
SECURITY                                          ($ X 1,000)       ($ X 1,000)
COLLATERAL INVESTED FOR SECURITIES ON LOAN 2.9% of net assets

State Street Navigator Security
   Lending Prime Portfolio                             38,046            38,046

At April 30, 2006 the tax basis cost of the fund's investments was $1,052,896, and the unrealized appreciation and depreciation were $384,670 and ($116,040), respectively, with a net unrealized appreciation of $268,630.

In addition to the above, the fund held the following at 04/30/06. All numbers are x 1,000 except number of futures contracts.

                                    NUMBER OF        CONTRACT        UNREALIZED
                                    CONTRACTS         VALUE            GAINS
FUTURES CONTRACTS

Russell 2000 Index, e-
mini Futures, Long,
expires 06/16/06                           38           2,921               132
S&P 500 Index, e-mini,
Long, expires 06/16/06                     53           3,487                53
                                                                     ----------
                                                                            185

  * Non-income producing security
(a) All or a portion of this security is on loan
(b) Fair-valued by Management.
(c) All or a portion of this security is held as collateral for open futures contracts
(d) Issuer is affiliated with the fund's adviser

SCHWAB INTERNATIONAL INDEX FUND

PORTFOLIO HOLDINGS as of April 30, 2006, (Unaudited)

This section shows all the securities in the fund's portfolio and their value as of the report date. The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at http://www.sec.gov and may be viewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund's most recent Form N-Q is also available by visiting Schwab's website at www.schwab.com/schwabfunds.

                                                     COST               VALUE
HOLDINGS BY CATEGORY                              ($ X 1,000)        ($ X 1,000)
--------------------------------------------------------------------------------
  99.3%  FOREIGN COMMON                               963,938         1,613,354
         STOCK

   0.1%  SHORT-TERM                                     2,106             2,106
         INVESTMENTS

    --%  PREFERRED STOCK                                   46                50

    --%  U.S. TREASURY                                     29                29
         OBLIGATIONS

    --%  WARRANTS                                           6                25

    --%  RIGHTS                                            --                --
--------------------------------------------------------------------------------
  99.4%  TOTAL INVESTMENTS                            966,125         1,615,564

  10.6%  COLLATERAL INVESTED
         FOR SECURITIES ON                            172,234           172,234
         LOAN

(10.0)%  OTHER ASSETS AND                                              (162,630)
         LIABILITIES, NET
--------------------------------------------------------------------------------
 100.0%  TOTAL NET ASSETS                                             1,625,168

                                                       NUMBER OF        VALUE
SECURITY                                                SHARES       ($ X 1,000)
FOREIGN COMMON STOCK 99.3% of net assets

AUSTRALIA 4.3%
--------------------------------------------------------------------------------

BANKS 1.7%
--------------------------------------------------------------------------------
Australia & New Zealand Banking
   Group Ltd.                                            275,227           5,847
Commonwealth Bank of Australia                           208,546           7,452
National Australia Bank Ltd.                             251,679           7,192
St. George Bank Ltd.                                      79,285           1,858
Westpac Banking Corp.                                    298,794           5,699
                                                                     -----------
                                                                          28,048
CAPITAL GOODS 0.1%
--------------------------------------------------------------------------------
Wesfarmers Ltd.                                           59,508           1,636

DIVERSIFIED FINANCIALS 0.2%
--------------------------------------------------------------------------------
Macquarie Bank Ltd.                                       36,389           1,973
Suncorp.-Metway Ltd.                                      94,261           1,458
                                                                     -----------
                                                                           3,431
ENERGY 0.2%
--------------------------------------------------------------------------------
Woodside Petroleum Ltd.                                   70,492           2,502

FOOD & STAPLES RETAILING 0.3%
--------------------------------------------------------------------------------
Coles Myer Ltd.                                          185,781           1,512
Woolworths Ltd.                                          186,347           2,642
                                                                     -----------
                                                                           4,154
FOOD, BEVERAGE & TOBACCO 0.1%
--------------------------------------------------------------------------------
Foster's Group Ltd.                                      310,703           1,390

INSURANCE 0.2%
--------------------------------------------------------------------------------
AMP Ltd.                                                 283,951           1,946
QBE Insurance Group Ltd.                                 128,017           2,178
                                                                     -----------
                                                                           4,124
MATERIALS 1.1%
--------------------------------------------------------------------------------
BHP Billiton Ltd. (a)                                    582,860          13,246
Rinker Group Ltd.                                        152,818           2,468
Rio Tinto Ltd.                                            44,243           2,652
                                                                     -----------
                                                                          18,366
REAL ESTATE 0.2%
--------------------------------------------------------------------------------
Westfield Group                                          250,650           3,228

TELECOMMUNICATION SERVICES 0.2%
--------------------------------------------------------------------------------
Telstra Corp., Ltd. (a)                                  956,807           2,871
                                                                     -----------
                                                                          69,750
AUSTRIA 0.2%
--------------------------------------------------------------------------------

BANKS 0.1%
--------------------------------------------------------------------------------
Erste Bank der Oesterreichischen
   Sparkassen AG                                          26,306           1,596

ENERGY 0.1%
--------------------------------------------------------------------------------
OMV AG                                                    24,905           1,730


                                                          See financial notes. 1

SCHWAB INTERNATIONAL INDEX FUND

PORTFOLIO HOLDINGS continued


                                                     NUMBER OF          VALUE
SECURITY                                              SHARES         ($ X 1,000)
                                                                     -----------
                                                                           3,326
BELGIUM 1.1%
--------------------------------------------------------------------------------

BANKS 0.4%
--------------------------------------------------------------------------------
Dexia                                                  116,326             3,070
KBC GROEP NV                                            32,914             3,820
                                                                     -----------
                                                                           6,890
DIVERSIFIED FINANCIALS 0.4%
--------------------------------------------------------------------------------
Fortis                                                 205,652             7,709

FOOD, BEVERAGE & TOBACCO 0.1%
--------------------------------------------------------------------------------
InBev NV                                                33,347             1,682

MATERIALS 0.1%
--------------------------------------------------------------------------------
Solvay S.A                                              11,315             1,323

UTILITIES 0.1%
--------------------------------------------------------------------------------
Electrabel S.A. (a)                                      2,114             1,170
                                                                     -----------
                                                                          18,774
CANADA 6.9%
--------------------------------------------------------------------------------

AUTOMOBILES & COMPONENTS 0.1%
--------------------------------------------------------------------------------
Magna International, Inc., Class A                      16,790             1,316

BANKS 2.0%
--------------------------------------------------------------------------------
Bank of Montreal (a)                                    82,275             4,759
Bank of Nova Scotia (a)                                151,680             6,311
Canadian Imperial Bank of
   Commerce (a)                                         56,793             4,203
National Bank of Canada (a)                             26,520             1,479
Royal Bank of Canada (a)                               201,446             8,619
Toronto-Dominion Bank (a)                              113,303             6,329
                                                                     -----------
                                                                          31,700
ENERGY 2.1%
--------------------------------------------------------------------------------
Canadian Natural Resources Ltd.                         88,025             5,291
Enbridge, Inc. (a)                                      59,980             1,778
EnCana Corp.                                           132,106             6,603
Imperial Oil Ltd.                                       17,349             1,885
Nexen, Inc.                                             42,457             2,481
Petro-Canada                                            87,092             4,284
Suncor Energy, Inc.                                     76,283             6,532
Talisman Energy, Inc.                                   54,296             3,066
TransCanada Corp. (a)                                   75,940             2,243
                                                                     -----------
                                                                          34,163
FOOD & STAPLES RETAILING 0.1%
--------------------------------------------------------------------------------
Shoppers Drug Mart Corp.                                34,748             1,377

INSURANCE 0.8%
--------------------------------------------------------------------------------
Manulife Financial Corp. (a)                           122,648             8,008
Power Corp. of Canada                                   48,677             1,385
Sun Life Financial, Inc. (a)                            97,223             4,100
                                                                     -----------
                                                                          13,493
MATERIALS 0.8%
--------------------------------------------------------------------------------
Alcan, Inc.                                             56,826             2,967
Barrick Gold Corp.                                     137,400             4,178
Inco Ltd.                                               30,635             1,728
Novelis, Inc.                                                1                --
Potash Corp of Saskatchewan                             16,545             1,566
Teck Cominco Ltd., Class B                              32,308             2,228
                                                                     -----------
                                                                          12,667
MEDIA 0.1%
--------------------------------------------------------------------------------
The Thomson Corp. (a)                                   32,575             1,302

REAL ESTATE 0.1%
--------------------------------------------------------------------------------
Brookfield Asset Management,
   Inc., Class A (a)                                    50,757             2,114

TECHNOLOGY HARDWARE & EQUIPMENT 0.3%
--------------------------------------------------------------------------------
Nortel Networks Corp. *                                703,685             1,851
Research In Motion Ltd. *                               31,116             2,384
                                                                     -----------
                                                                           4,235
TELECOMMUNICATION SERVICES 0.3%
--------------------------------------------------------------------------------
BCE, Inc. (a)                                          147,944             3,646
Rogers Communications, Inc.                             37,589             1,593
                                                                     -----------
                                                                           5,239
TRANSPORTATION 0.2%
--------------------------------------------------------------------------------
Canadian National Railway Co.                           86,466             3,877
                                                                     -----------
                                                                         111,483
DENMARK 0.6%
--------------------------------------------------------------------------------

BANKS 0.2%
--------------------------------------------------------------------------------
Danske Bank A/S                                         71,510             2,842

PHARMACEUTICALS & BIOTECHNOLOGY 0.1%
--------------------------------------------------------------------------------
Novo-Nordisk A/S, Class B                               39,280             2,537


2 See financial notes.

SCHWAB INTERNATIONAL INDEX FUND

PORTFOLIO HOLDINGS continued

                                                      NUMBER OF         VALUE
SECURITY                                               SHARES        ($ X 1,000)
TELECOMMUNICATION SERVICES 0.1%
--------------------------------------------------------------------------------
TDC A/S                                                  29,418              946

TRANSPORTATION 0.2%
--------------------------------------------------------------------------------
AP Moller - Maersk A/S (a)                                  149            1,265
AP Moller-Maersk A/S (a)                                    174            1,493
                                                                     -----------
                                                                           2,758
                                                                     -----------
                                                                           9,083
FINLAND 1.3%
--------------------------------------------------------------------------------

MATERIALS 0.2%
--------------------------------------------------------------------------------
Stora Enso Oyj                                          103,510            1,619
UPM-Kymmene Oyj                                          83,482            1,955
                                                                     -----------
                                                                           3,574
TECHNOLOGY HARDWARE & EQUIPMENT 1.0%
--------------------------------------------------------------------------------
Nokia Oyj                                               695,222           15,771

UTILITIES 0.1%
--------------------------------------------------------------------------------
Fortum Oyj                                               68,798            1,736
                                                                     -----------
                                                                          21,081
FRANCE 9.9%
--------------------------------------------------------------------------------

AUTOMOBILES & COMPONENTS 0.4%
--------------------------------------------------------------------------------
Compagnie Generale des
   Etablissements Michelin, Class
   B                                                     20,614            1,487
PSA Peugeot Citroen                                      28,624            1,881
Renault S.A.                                             30,704            3,561
                                                                     -----------
                                                                           6,929
BANKS 1.5%
--------------------------------------------------------------------------------
BNP Paribas S.A.                                        119,027           11,242
Credit Agricole S.A.                                    113,868            4,584
Societe Generale                                         58,802            8,975
                                                                     -----------
                                                                          24,801
CAPITAL GOODS 0.6%
--------------------------------------------------------------------------------
Compagnie de Saint-Gobain                                53,044            3,980
Schneider Electric SA                                    34,576            3,914
Vinci S.A.                                               23,916            2,376
                                                                     -----------
                                                                          10,270
CONSUMER DURABLES & APPAREL 0.3%
--------------------------------------------------------------------------------
LVMH Moet Hennessy Louis
   Vuitton S.A.                                          44,464            4,679

CONSUMER SERVICES 0.1%
--------------------------------------------------------------------------------
Accor S.A.                                               37,106            2,334

ENERGY 1.7%
--------------------------------------------------------------------------------
Total SA, Class B                                        99,813           27,545

FOOD & STAPLES RETAILING 0.3%
--------------------------------------------------------------------------------
Carrefour S.A.                                           96,720            5,604

FOOD, BEVERAGE & TOBACCO 0.5%
--------------------------------------------------------------------------------
Groupe Danone                                            44,351            5,531
Pernod-Ricard S.A.                                       12,682            2,460
                                                                     -----------
                                                                           7,991
HEALTH CARE EQUIPMENT & SERVICES 0.1%
--------------------------------------------------------------------------------
Essilor International S.A.                               16,331            1,635

HOUSEHOLD & PERSONAL PRODUCTS 0.3%
--------------------------------------------------------------------------------
L'Oreal S.A. (a)                                         44,278            4,104

INSURANCE 0.7%
--------------------------------------------------------------------------------
Assurances Generales de France
   (AGF)                                                 12,978            1,641
Axa                                                     244,691            8,959
                                                                     -----------
                                                                          10,600
MATERIALS 0.5%
--------------------------------------------------------------------------------
Air Liquide S.A.                                         18,901            4,089
Lafarge S.A.                                             27,323            3,354
                                                                     -----------
                                                                           7,443
MEDIA 0.5%
--------------------------------------------------------------------------------
Lagardere S.C.A.                                         22,134            1,828
Vivendi Universal S.A.                                  181,776            6,637
                                                                     -----------
                                                                           8,465
PHARMACEUTICALS & BIOTECHNOLOGY 0.9%
--------------------------------------------------------------------------------
Sanofi-Aventis                                          157,482           14,850

RETAILING 0.1%
--------------------------------------------------------------------------------
Pinault-Printemps-Redoute S.A.                           12,173            1,579


                                                          See financial notes. 3

SCHWAB INTERNATIONAL INDEX FUND

PORTFOLIO HOLDINGS continued

                                                      NUMBER OF         VALUE
SECURITY                                               SHARES        ($ X 1,000)
TECHNOLOGY HARDWARE & EQUIPMENT 0.2%
--------------------------------------------------------------------------------
Alcatel SA *                                            206,671            2,980

TELECOMMUNICATION SERVICES 0.5%
--------------------------------------------------------------------------------
Bouygues SA                                              39,073            2,131
France Telecom S.A                                      253,842            5,915
                                                                     -----------
                                                                           8,046
UTILITIES 0.7%
--------------------------------------------------------------------------------
Suez SA                                                 187,195            7,309
Veolia Environnement                                     56,018            3,348
                                                                     -----------
                                                                          10,657
                                                                     -----------
                                                                         160,512
GERMANY 7.5%
--------------------------------------------------------------------------------

AUTOMOBILES & COMPONENTS 1.0%
--------------------------------------------------------------------------------
Bayerische Motoren Werke
   (BMW) AG                                              47,949            2,607
Continental AG (a)                                       22,867            2,722
DaimlerChrysler AG                                      162,404            8,902
Volkswagen AG (a)                                        35,693            2,757
                                                                     -----------
                                                                          16,988
BANKS 0.4%
--------------------------------------------------------------------------------
Bayerische Hypo-und
   Vereinsbank AG (a)*                                  101,300            3,447
Commerzbank AG                                           78,804            3,267
                                                                     -----------
                                                                           6,714
CAPITAL GOODS 0.8%
--------------------------------------------------------------------------------
Siemens AG                                              130,278           12,333

CONSUMER DURABLES & APPAREL 0.1%
--------------------------------------------------------------------------------
Adidas-Salomon AG                                         6,493            1,370

DIVERSIFIED FINANCIALS 0.8%
--------------------------------------------------------------------------------
Deutsche Bank AG                                         85,835           10,524
Deutsche Boerse AG                                       16,600            2,398
                                                                     -----------
                                                                          12,922
INSURANCE 0.9%
--------------------------------------------------------------------------------
Allianz AG (a)                                           63,388           10,605
Muenchener Rueckversicherungs
   AG (a)                                                31,294            4,431
                                                                     -----------
                                                                          15,036
MATERIALS 0.9%
--------------------------------------------------------------------------------
BASF AG (a)                                              87,412            7,495
Bayer AG (a)                                            115,206            5,302
ThyssenKrupp AG                                          60,228            1,987
                                                                     -----------
                                                                          14,784
PHARMACEUTICALS & BIOTECHNOLOGY 0.2%
--------------------------------------------------------------------------------
Schering AG                                              29,646            3,181

SOFTWARE & SERVICES 0.5%
--------------------------------------------------------------------------------
SAP AG                                                   34,535            7,545

TELECOMMUNICATION SERVICES 0.5%
--------------------------------------------------------------------------------
Deutsche Telekom AG (a)                                 411,262            7,423

TRANSPORTATION 0.2%
--------------------------------------------------------------------------------
Deutsche Post AG                                        105,127            2,804

UTILITIES 1.2%
--------------------------------------------------------------------------------
E.ON AG (a)                                             112,817           13,727
RWE AG                                                   74,676            6,479
                                                                     -----------
                                                                          20,206
                                                                     -----------
                                                                         121,306
GREECE 0.2%
--------------------------------------------------------------------------------

BANKS 0.2%
--------------------------------------------------------------------------------
Alpha Bank A.E.                                          46,460            1,757
National Bank of Greece S.A.                             41,857            2,075
                                                                     -----------
                                                                           3,832
                                                                     -----------
                                                                           3,832
GUERNSEY ISLE 0.1%
--------------------------------------------------------------------------------

REAL ESTATE 0.1%
--------------------------------------------------------------------------------
British Land Co plc                                      90,252            2,060

HONG KONG 0.9%
--------------------------------------------------------------------------------

BANKS 0.1%
--------------------------------------------------------------------------------
Hang Seng Bank Ltd.                                     121,836            1,577

CAPITAL GOODS 0.2%
--------------------------------------------------------------------------------
Hutchison Whampoa Ltd.                                  336,370            3,305

REAL ESTATE 0.4%
--------------------------------------------------------------------------------
Cheung Kong (Holdings) Ltd.                             204,240            2,303
Sun Hung Kai Properties Ltd.                            210,604            2,407


4 See financial notes.

SCHWAB INTERNATIONAL INDEX FUND

PORTFOLIO HOLDINGS continued

                                                     NUMBER OF          VALUE
SECURITY                                              SHARES         ($ X 1,000)
Swire Pacific Ltd., Class A                            167,890             1,718
                                                                     -----------
                                                                           6,428
UTILITIES 0.2%
--------------------------------------------------------------------------------
CLP Holdings Ltd.                                      247,080             1,441
Hong Kong & China Gas Co.                              600,400             1,432
                                                                     -----------
                                                                           2,873
                                                                     -----------
                                                                          14,183
IRELAND 0.7%
--------------------------------------------------------------------------------

BANKS 0.5%
--------------------------------------------------------------------------------
Allied Irish Banks plc                                 138,658             3,334
Anglo Irish Bank Corp., plc                            110,337             1,817
Bank of Ireland (b)                                    155,007             2,894
                                                                     -----------
                                                                           8,045
MATERIALS 0.2%
--------------------------------------------------------------------------------
CRH plc                                                 87,100             3,201
                                                                     -----------
                                                                          11,246
ITALY 3.2%
--------------------------------------------------------------------------------

BANKS 1.1%
--------------------------------------------------------------------------------
Banca Intesa S.p.A. (a)                                608,806             3,607
Banche Popolari Unite Scrl                              56,071             1,418
SanPaolo IMI S.p.A.                                    164,991             3,098
UniCredito Italiano S.p.A.                             541,340             4,066
UniCredito Italiano S.p.A.                             777,937             5,860
                                                                     -----------
                                                                          18,049
ENERGY 0.8%
--------------------------------------------------------------------------------
Eni S.p.A.                                             419,043            12,823

INSURANCE 0.4%
--------------------------------------------------------------------------------
Assicurazioni Generali S.p.A.                          173,745             6,513

MEDIA 0.1%
--------------------------------------------------------------------------------
Mediaset S.p.A.                                        110,368             1,397

TELECOMMUNICATION SERVICES 0.5%
--------------------------------------------------------------------------------
Telecom Italia RNC S.p.A. (a)                          963,731             2,410
Telecom Italia S.p.A. (a)                            1,701,963             4,768
                                                                     -----------
                                                                           7,178
UTILITIES 0.3%
--------------------------------------------------------------------------------
Enel S.p.A.                                            640,287             5,540
                                                                     -----------
                                                                          51,500
JAPAN 20.1%
--------------------------------------------------------------------------------

AUTOMOBILES & COMPONENTS 2.7%
--------------------------------------------------------------------------------
Bridgestone Corp.                                       91,657             2,228
Denso Corp.                                             68,000             2,660
Honda Motor Co., Ltd.                                  128,539             9,103
Nissan Motors Co., Ltd.                                337,196             4,429
Toyota Motor Corp.                                     426,703            24,928
                                                                     -----------
                                                                          43,348
BANKS 3.9%
--------------------------------------------------------------------------------
Mitsubishi Tokyo Financial Group,
   Inc.                                                  1,558            24,359
Mitsui Trust Holdings, Inc.                            129,000             1,778
Mizuho Financial Group, Inc.                             1,666            14,180
Resona Holdings, Inc.                                    1,748             5,935
Shinsei Bank, Ltd.                                     222,000             1,551
Sumitomo Mitsui Financial Group,
   Inc.                                                  1,014            11,118
The Bank of Yokohama, Ltd.                             214,000             1,673
The Sumitomo Trust & Banking
   Co., Ltd.                                           215,950             2,291
                                                                     -----------
                                                                          62,885
CAPITAL GOODS 1.8%
--------------------------------------------------------------------------------
Asahi Glass Co., Ltd.                                  143,000             2,017
Fanuc Ltd.                                              32,300             3,053
Itochu Corp.                                           237,000             2,145
Komatsu Ltd.                                           135,609             2,892
Mitsubishi Corp.                                       206,000             4,975
Mitsubishi Electric Corp.                              303,000             2,626
Mitsubishi Heavy Industries Ltd.
   (b)                                                 565,000             2,786
Mitsui & Co., Ltd.                                     200,000             3,027
SMC Corp.                                                7,000             1,061
Sumitomo Corp.                                         188,000             2,811
Sumitomo Electric Industries Ltd.                       97,000             1,538
                                                                     -----------
                                                                          28,931
COMMERCIAL SERVICES & SUPPLIES 0.2%
--------------------------------------------------------------------------------
Dai Nippon Printing Co., Ltd.                           87,000             1,559
Secom Co., Ltd.                                         38,500             2,100
                                                                     -----------
                                                                           3,659


                                                          See financial notes. 5

SCHWAB INTERNATIONAL INDEX FUND

PORTFOLIO HOLDINGS continued

                                                        NUMBER OF       VALUE
SECURITY                                                 SHARES      ($ X 1,000)
CONSUMER DURABLES & APPAREL 1.2%
--------------------------------------------------------------------------------
Fuji Photo Film Co., Ltd.                                  70,811          2,406
Matsushita Electric Industrial Co.,
   Ltd.                                                   328,912          7,933
Sharp Corp.                                               123,785          2,166
Sony Corp.                                                159,500          7,799
                                                                     -----------
                                                                          20,304
DIVERSIFIED FINANCIALS 1.1%
--------------------------------------------------------------------------------
Credit Saison Co., Ltd.                                    26,000          1,364
Daiwa Securities Group, Inc.                              177,045          2,445
Nikko Cordial Corp. (a)                                   120,000          1,935
Nomura Holdings, Inc.                                     311,000          7,025
ORIX Corp.                                                 14,000          4,208
Takefuji Corp.                                             18,000          1,167
                                                                     -----------
                                                                          18,144
ENERGY 0.1%
--------------------------------------------------------------------------------
Nippon Oil Corp.                                          182,000          1,437

FOOD & STAPLES RETAILING 0.4%
--------------------------------------------------------------------------------
Aeon Co., Ltd.                                             97,000          2,409
Seven & I Holdings Co., Ltd.                              119,203          4,619
                                                                     -----------
                                                                           7,028
FOOD, BEVERAGE & TOBACCO 0.3%
--------------------------------------------------------------------------------
Japan Tobacco, Inc.                                           750          3,009
Kirin Brewery Co., Ltd.                                   136,000          2,013
                                                                     -----------
                                                                           5,022
HOUSEHOLD & PERSONAL PRODUCTS 0.2%
--------------------------------------------------------------------------------
Kao Corp.                                                  91,619          2,462

INSURANCE 0.8%
--------------------------------------------------------------------------------
Millea Holdings, Inc.                                         259          5,174
Mitsui Sumitomo Insurance Co.,
   Ltd.                                                   211,875          2,850
Sompo Japan Insurance, Inc.                               140,920          2,042
T&D Holdings, Inc.                                         37,000          2,839
                                                                     -----------
                                                                          12,905
MATERIALS 1.1%
--------------------------------------------------------------------------------
JFE Holdings, Inc.                                         85,000          3,298
Nippon Steel Corp. (a)                                  1,020,000          3,760
Nitto Denko Corp.                                          28,000          2,342
Shin-Etsu Chemical Co., Ltd.                               58,280          3,362
Sumitomo Chemical Co., Ltd.                               229,000          2,004
Sumitomo Metal Industries, Ltd.                           658,000          2,769
                                                                     -----------
                                                                          17,535
PHARMACEUTICALS & BIOTECHNOLOGY 0.9%
--------------------------------------------------------------------------------
Astellas Pharma, Inc.                                      79,370          3,309
Daiichi Sankyo Co., Ltd.                                   81,500          2,096
Eisai Co., Ltd.                                            45,000          2,053
Takeda Pharmaceutical Co., Ltd.                           130,200          7,962
                                                                     -----------
                                                                          15,420
REAL ESTATE 0.4%
--------------------------------------------------------------------------------
Mitsubishi Estate Co., Ltd.                               181,502          3,967
Mitsui Fudosan Co., Ltd.                                  125,777          2,817
                                                                     -----------
                                                                           6,784
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 0.2%
--------------------------------------------------------------------------------
Rohm Co., Ltd.                                             14,112          1,495
Tokyo Electron, Ltd.                                       28,000          2,009
                                                                     -----------
                                                                           3,504
SOFTWARE & SERVICES 0.4%
--------------------------------------------------------------------------------
Nintendo Co., Ltd.                                         18,239          2,712
Softbank Corp. (a)                                        109,000          2,799
Yahoo! Japan Corp.                                          1,840          1,070
                                                                     -----------
                                                                           6,581

TECHNOLOGY HARDWARE & EQUIPMENT 2.1%
--------------------------------------------------------------------------------
Canon, Inc.                                               127,395          9,679
Fujitsu Ltd.                                              326,000          2,709
Hitachi Ltd.                                              487,079          3,618
Hoya Corp.                                                 57,607          2,327
Keyence Corp.                                               6,400          1,677
Kyocera Corp.                                              24,500          2,290
Murata Manufacturing Co., Ltd.                             32,574          2,366
NEC Corp.                                                 327,000          2,286
Ricoh Co., Ltd.                                            89,000          1,761
TDK Corp.                                                  22,000          1,839
Toshiba Corp.                                             471,178          2,990
                                                                     -----------
                                                                          33,542
TELECOMMUNICATION SERVICES 0.9%
--------------------------------------------------------------------------------
KDDI Corp.                                                    444          2,734
Nippon Telegraph & Telephone
   Corp. (NTT)                                              1,565          7,017
NTT DoCoMo, Inc.                                            3,141          4,680
                                                                     -----------
                                                                          14,431


6 See financial notes.

SCHWAB INTERNATIONAL INDEX FUND

PORTFOLIO HOLDINGS continued

                                                        NUMBER OF       VALUE
SECURITY                                                 SHARES      ($ X 1,000)
TRANSPORTATION 0.5%
--------------------------------------------------------------------------------
Central Japan Railway Co.                                     272          2,799
East Japan Railway Co.                                        562          4,385
Mitsui O.S.K. Lines, Ltd.                                 175,000          1,248
                                                                     -----------
                                                                           8,432
UTILITIES 0.9%
--------------------------------------------------------------------------------
Chubu Electric Power Co., Inc.                             90,100          2,363
Kyushu Electric Power Co., Inc.                            73,493          1,717
The Kansai Electric Power Co.,
   Inc.                                                   130,000          3,043
The Tokyo Electric Power Co.,
   Inc.                                                   167,890          4,309
Tohoku Electric Power Co.                                  57,700          1,330
Tokyo Gas Co., Ltd.                                       394,201          1,904
                                                                     -----------
                                                                          14,666
                                                                     -----------
                                                                         327,020
LUXEMBOURG 0.3%
--------------------------------------------------------------------------------

MATERIALS 0.3%
--------------------------------------------------------------------------------
Arcelor                                                   107,796          4,434

NETHERLANDS 3.9%
--------------------------------------------------------------------------------

BANKS 0.6%
--------------------------------------------------------------------------------
ABN AMRO Holding N.V. (a)                                 300,416          8,932

CAPITAL GOODS 0.1%
--------------------------------------------------------------------------------
European Aeronautic Defense &
   Space Co.                                               46,558          1,837

CONSUMER DURABLES & APPAREL 0.4%
--------------------------------------------------------------------------------
Koninklijke (Royal) Philips
   Electronics N.V.                                       209,766          7,235

DIVERSIFIED FINANCIALS 0.9%
--------------------------------------------------------------------------------
ING Groep N.V.                                            366,162         14,940

FOOD & STAPLES RETAILING 0.1%
--------------------------------------------------------------------------------
Koninklijke Ahold NV *                                    206,115          1,692

FOOD, BEVERAGE & TOBACCO 0.6%
--------------------------------------------------------------------------------
Heineken N.V.                                              34,407          1,394
Royal Numico NV *                                          28,252          1,280
Unilever N.V.                                              90,765          6,555
                                                                     -----------
                                                                           9,229
INSURANCE 0.2%
--------------------------------------------------------------------------------
Aegon N.V. (a)                                            184,183          3,338

MATERIALS 0.2%
--------------------------------------------------------------------------------
Akzo Nobel N.V.                                            39,704          2,288
Koninklijke DSM N.V.                                       32,938          1,502
                                                                     -----------
                                                                           3,790
MEDIA 0.2%
--------------------------------------------------------------------------------
Reed Elsevier NV                                          105,903          1,567
VNU N.V.                                                   47,654          1,637
                                                                     -----------
                                                                           3,204
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 0.2%
--------------------------------------------------------------------------------
ASML Holding NV *                                          63,189          1,336
STMicroelectronics N.V.                                    70,117          1,288
                                                                     -----------
                                                                           2,624
TELECOMMUNICATION SERVICES 0.2%
--------------------------------------------------------------------------------
Koninklijke (Royal) KPN NV                                303,896          3,572

TRANSPORTATION 0.2%
--------------------------------------------------------------------------------
TNT N.V.                                                   67,143          2,417
                                                                     -----------
                                                                          62,810
NORWAY 0.5%
--------------------------------------------------------------------------------

BANKS 0.1%
--------------------------------------------------------------------------------
DNB NOR ASA (a)                                           117,439          1,627

ENERGY 0.4%
--------------------------------------------------------------------------------
Norsk Hydro ASA                                            23,736          3,634
Statoil ASA                                               103,920          3,404
                                                                     -----------
                                                                           7,038
                                                                     -----------
                                                                           8,665
PORTUGAL 0.2%
--------------------------------------------------------------------------------

BANKS 0.1%
--------------------------------------------------------------------------------
Banco Comercial Portugues, S.A.
   (BCP)                                                  531,272          1,623

TELECOMMUNICATION SERVICES 0.1%
--------------------------------------------------------------------------------
Portugal Telecom, SGPS, S.A.                              186,107          2,363


                                                          See financial notes. 7

SCHWAB INTERNATIONAL INDEX FUND

PORTFOLIO HOLDINGS continued

                                                      NUMBER OF         VALUE
SECURITY                                               SHARES        ($ X 1,000)
                                                                     -----------
                                                                           3,986
SINGAPORE 0.5%
--------------------------------------------------------------------------------

BANKS 0.4%
--------------------------------------------------------------------------------
DBS Group Holdings Ltd.                                 175,246            1,973
Overseas-Chinese Banking Corp.,
   Ltd.                                                 437,552            1,884
United Overseas Bank Ltd.                               214,682            2,214
                                                                     -----------
                                                                           6,071
TELECOMMUNICATION SERVICES 0.1%
--------------------------------------------------------------------------------
Singapore Telecommunications
   Ltd.                                                 816,286            1,417
                                                                     -----------
                                                                           7,488
SPAIN 4.0%
--------------------------------------------------------------------------------

BANKS 1.8%
--------------------------------------------------------------------------------
Banco Bilbao Vizcaya Argentaria
   S.A.                                                 553,038           12,210
Banco Popular Espanol S.A.                              155,820            2,354
Banco Santander Central Hispano
   S.A.                                               1,013,916           15,651
                                                                     -----------
                                                                          30,215
CAPITAL GOODS 0.1%
--------------------------------------------------------------------------------
ACS Actividades Cons y Serv                              35,072            1,455

ENERGY 0.3%
--------------------------------------------------------------------------------
Repsol YPF, S.A.                                        154,504            4,613

FOOD, BEVERAGE & TOBACCO 0.1%
--------------------------------------------------------------------------------
Altadis S.A.                                             49,394            2,345

RETAILING 0.1%
--------------------------------------------------------------------------------
Industria de Diseno Textil, SA                           41,211            1,678

TELECOMMUNICATION SERVICES 0.8%
--------------------------------------------------------------------------------
Telefonica S.A.                                         777,060           12,442

TRANSPORTATION 0.1%
--------------------------------------------------------------------------------
Abertis Infraestructuras SA                              52,740            1,392

UTILITIES 0.7%
--------------------------------------------------------------------------------
Endesa S.A.                                             173,536            5,744
Iberdrola S.A.                                          129,432            4,215
Union Fenosa, S.A.                                       38,093            1,473
                                                                     -----------
                                                                          11,432
                                                                     -----------
                                                                          65,572
SWEDEN 1.7%
--------------------------------------------------------------------------------

BANKS 0.7%
--------------------------------------------------------------------------------
ForeningsSparbanken AB (a)                               64,379            1,774
Nordea Bank AB                                          346,815            4,467
Skandinaviska Enskilda Banken
   AB, (SEB) Series A                                    70,925            1,790
Svenska Handelsbanken AB,
   Class A (a)                                           82,642            2,378
                                                                     -----------
                                                                          10,409
CAPITAL GOODS 0.2%
--------------------------------------------------------------------------------
Sandvik AB (a)                                           32,100            2,089
Volvo AB                                                 34,020            1,714
                                                                     -----------
                                                                           3,803
RETAILING 0.2%
--------------------------------------------------------------------------------
Hennes & Mauritz AB, Series B                            71,752            2,725

TECHNOLOGY HARDWARE & EQUIPMENT 0.5%
--------------------------------------------------------------------------------
Telefonaktiebolaget LM Ericsson,
   Class B                                            2,372,504            8,420

TELECOMMUNICATION SERVICES 0.1%
--------------------------------------------------------------------------------
TeliaSonera AB (a)                                      343,834            2,135
                                                                     -----------
                                                                          27,492
SWITZERLAND 7.2%
--------------------------------------------------------------------------------

CAPITAL GOODS 0.3%
--------------------------------------------------------------------------------
ABB Ltd. *                                              305,708            4,357

CONSUMER DURABLES & APPAREL 0.2%
--------------------------------------------------------------------------------
Compangnie Financiere
   Richemont AG, Series A                                83,283            4,314

DIVERSIFIED FINANCIALS 2.0%
--------------------------------------------------------------------------------
Credit Suisse Group                                     190,854           11,988
UBS AG, Reg'd.                                          174,299           20,456
                                                                     -----------
                                                                          32,444
FOOD, BEVERAGE & TOBACCO 1.2%
--------------------------------------------------------------------------------
Nestle S.A.                                              65,820           20,067


8 See financial notes.

SCHWAB INTERNATIONAL INDEX FUND

PORTFOLIO HOLDINGS continued

                                                    NUMBER OF           VALUE
SECURITY                                             SHARES          ($ X 1,000)
INSURANCE 0.6%
--------------------------------------------------------------------------------
Swiss Re                                               53,201              3,885
Zurich Financial Services AG *                         22,760              5,539
                                                                     -----------
                                                                           9,424
MATERIALS 0.3%
--------------------------------------------------------------------------------
Holcim Ltd.                                            26,619              2,233
Syngenta AG *                                          15,609              2,169
                                                                     -----------
                                                                           4,402
PHARMACEUTICALS & BIOTECHNOLOGY 2.6%
--------------------------------------------------------------------------------
Novartis AG, Reg'd                                    436,697             25,029
Roche Holdings AG                                     111,022             17,039
                                                                     -----------
                                                                          42,068
                                                                     -----------
                                                                         117,076
UNITED KINGDOM 24.0%
--------------------------------------------------------------------------------

BANKS 5.2%
--------------------------------------------------------------------------------
Barclays plc                                        1,053,619             13,092
Hilton Group plc                                      605,157             10,643
HSBC Holdings plc                                   1,805,836             31,160
Lloyds TSB Group plc                                  895,483              8,661
Royal Bank of Scotland Group plc                      501,714             16,318
Standard Chartered plc                                197,728              5,229
                                                                     -----------
                                                                          85,103
CAPITAL GOODS 0.6%
--------------------------------------------------------------------------------
BAE Systems plc                                       490,319              3,720
Rolls Royce Group plc                              15,958,048                 30
Rolls-Royce Group plc *                               296,618              2,570
Smiths Group plc                                       77,351              1,432
Wolseley plc                                          100,048              2,498
                                                                     -----------
                                                                          10,250
CONSUMER SERVICES 0.3%
--------------------------------------------------------------------------------
Carnival plc                                           30,775              1,509
Compass Group plc                                     401,745              1,741
Ladbrokes plc (a)                                     101,486                790
                                                                     -----------
                                                                           4,040
DIVERSIFIED FINANCIALS 0.2%
--------------------------------------------------------------------------------
3i Group plc                                           93,784              1,525
Man Group plc                                          50,854              2,340
                                                                     -----------
                                                                           3,865
ENERGY 5.5%
--------------------------------------------------------------------------------
BG Group plc                                          541,434              7,214
BP plc                                              3,302,834             40,374
Royal Dutch Shell plc, Class A                        749,220             25,635
Royal Dutch Shell plc, Class B                        434,049             15,472
                                                                     -----------
                                                                          88,695
FOOD & STAPLES RETAILING 0.5%
--------------------------------------------------------------------------------
Boots Group plc                                        85,666              1,095
Tesco plc                                           1,227,342              7,145
                                                                     -----------
                                                                           8,240
FOOD, BEVERAGE & TOBACCO 1.8%
--------------------------------------------------------------------------------
British American Tobacco plc                          232,940              5,935
Cadbury Schweppes plc                                 343,491              3,388
Diageo plc                                            445,768              7,330
Gallaher Group plc                                    117,546              1,870
Imperial Tobacco Group plc                            106,921              3,314
SABMiller plc                                         124,102              2,600
Unilever plc                                          477,377              5,042
                                                                     -----------
                                                                          29,479
HEALTH CARE EQUIPMENT & SERVICES 0.1%
--------------------------------------------------------------------------------
Smith & Nephew plc                                    175,479              1,447

HOUSEHOLD & PERSONAL PRODUCTS 0.2%
--------------------------------------------------------------------------------
Reckitt Benckiser plc                                 103,396              3,766

INSURANCE 0.9%
--------------------------------------------------------------------------------
Aviva plc                                             375,087              5,454
Legal & General Group plc                           1,136,832              2,869
Old Mutual plc                                        666,653              2,327
Prudential plc                                        394,603              4,605
                                                                     -----------
                                                                          15,255
MATERIALS 2.1%
--------------------------------------------------------------------------------
Anglo American plc                                    228,283              9,764
BHP Billiton plc                                      385,794              7,934
BOC Group plc                                          85,159              2,413
Hanson plc                                            128,676              1,704
Rio Tinto plc                                         174,387              9,616
Xstrata plc (a)                                        61,410              2,212
                                                                     -----------
                                                                          33,643


                                                          See financial notes. 9

SCHWAB INTERNATIONAL INDEX FUND

PORTFOLIO HOLDINGS continued

                                                      NUMBER OF         VALUE
SECURITY                                               SHARES        ($ X 1,000)
MEDIA 0.7%
--------------------------------------------------------------------------------
British Sky Broadcasting Group
   plc                                                  195,898            1,869
ITV plc                                                 738,032            1,546
Pearson plc                                             143,637            1,981
Reed Elsevier plc                                       180,755            1,790
Reuters Group plc (b)                                   196,728            1,386
WPP Group plc                                           214,518            2,639
                                                                     -----------
                                                                          11,211
PHARMACEUTICALS & BIOTECHNOLOGY 2.5%
--------------------------------------------------------------------------------
AstraZeneca plc                                         253,064           13,915
GlaxoSmithKline plc                                     932,267           26,793
                                                                     -----------
                                                                          40,708
REAL ESTATE 0.2%
--------------------------------------------------------------------------------
Land Securities Group plc                                75,040            2,530

RETAILING 0.4%
--------------------------------------------------------------------------------
GUS plc                                                 147,144            2,755
Kingfisher plc                                          310,070            1,273
Marks & Spencer Group plc                               275,748            2,938
                                                                     -----------
                                                                           6,966
TELECOMMUNICATION SERVICES 1.8%
--------------------------------------------------------------------------------
BT Group plc                                          1,305,157            5,229
Vodafone Group plc                                    9,862,448           23,326
                                                                     -----------
                                                                          28,555
TRANSPORTATION 0.1%
--------------------------------------------------------------------------------
BAA plc                                                 147,611            2,289

UTILITIES 0.9%
--------------------------------------------------------------------------------
Centrica plc                                            538,641            2,930
National Grid plc                                       405,043            4,240
Scottish Power plc                                      313,346            3,194
Scottish Southern Energy plc                            148,675            3,049
United Utilities plc                                     99,658            1,220
                                                                     -----------
                                                                          14,633
                                                                     -----------
                                                                         390,675

SECURITY                                              FACE AMOUNT       VALUE
         RATE, MATURITY DATE                          ($ X 1,000)    ($ X 1,000)
SHORT-TERM INVESTMENTS 0.1% of net assets

Brown Brothers
   Harriman & Co. Cash
   Management Sweep                                         2,106          2,106

                                                       NUMBER OF        VALUE
SECURITY                                                SHARES       ($ X 1,000)
PREFERRED STOCK 0.0% of net assets

UNITED KINGDOM 0.0%
--------------------------------------------------------------------------------
Rolls-Royce Group plc                                 24,737,941              50

SECURITY                                              FACE AMOUNT       VALUE
         RATE, MATURITY DATE                          ($ X 1,000)    ($ X 1,000)
U.S. TREASURY OBLIGATIONS 0.0% of net assets

U.S. Treasury Bills
4.65%, 06/15/06
                                                               29             29

                                                        % OF NET        VALUE
SECURITY AND NUMBER OF SHARES                            ASSETS      ($ X 1,000)
WARRANTS 0.0% of net assets

Syngenta AG *                                             15,609              25

                                                       NUMBER OF        VALUE
SECURITY                                                SHARES       ($ X 1,000)
RIGHTS 0.0% of net assets

HONG KONG 0.0%
--------------------------------------------------------------------------------
Hutchison Whampoa                                             17              --

SWITZERLAND 0.0%
--------------------------------------------------------------------------------
Swiss Reinsurance *                                       53,201              --


10 See financial notes.

SCHWAB INTERNATIONAL INDEX FUND

PORTFOLIO HOLDINGS continued

                                                        NUMBER OF       VALUE
SECURITY                                                 SHARES      ($ X 1,000)

END OF INVESTMENTS.

COLLATERAL INVESTED FOR SECURITIES ON LOAN 10.6% of net assets

State Street Navigator Security
   Lending Prime Portfolio
                                                          172,234        172,234

END OF COLLATERAL INVESTED FOR SECURITIES ON LOAN.

At 04/30/06 the tax basis cost of the fund's investments was $970,698, and the unrealized appreciation and depreciation were $676,649 and ($31,783), respectively, with a net unrealized appreciation of $644,866.

In addition to the above, the fund held the following at 4/30/2006. All numbers are x1,000 except number of futures contracts.

                                           NUMBER OF     CONTRACT     UNREALIZED
                                           CONTRACTS      VALUE         GAINS
FUTURES CONTRACT

Emini MSCI EAFE Index
Futures expires 06/01/06                           5          479             26

  * Non-income producing security
(a) All or a portion of this security is on loan
(b) All or a portion of this security is held as collateral for open futures contracts.


                                                         See financial notes. 11

ITEM 7: DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8: PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9: PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10: SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11: CONTROLS AND PROCEDURES.

(a) Based on their evaluation of Registrant's disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant's Chief Executive Officer, Evelyn Dilsaver and Registrant's Principal Financial Officer, George Pereira, have concluded that Registrant's disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant's officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.

(b) During the second fiscal quarter of the period covered by this report, there have been no changes in Registrant's internal control over financial reporting that the above officers believe to have materially affected, or to be reasonably likely to materially affect, Registrant's internal control over financial reporting.

ITEM 12: EXHIBITS.

(a)(1) Code of ethics - not applicable to this semi-annual report.

   (2) Separate certifications for Registrant's principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the 1940 Act, are attached.

   (3) Not applicable.

(b) A certification for Registrant's principal executive officer and principal financial officer, as required by Rule 30a-2(b) under the 1940 Act, is attached. This certification is being furnished to the Securities and Exchange Commission solely pursuant to 18 U.S.C. section 1350 and is not being filed as part of the Form N-CSR with the Commission.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Schwab Capital Trust
             --------------------

By:   /s/ Evelyn Dilsaver
      -------------------
      Evelyn Dilsaver
      Chief Executive Officer

Date: June 28, 2006
      -------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:   /s/ Evelyn Dilsaver
      -------------------
      Evelyn Dilsaver
      Chief Executive Officer

Date: June 28, 2006
      -------------

By:   /s/ George Pereira
      ------------------
      George Pereira
      Principal Financial Officer

Date: June 28, 2006
      -------------